          As filed with the Securities and Exchange Commission on April 27, 2006
                                               Securities Act File No. 033-23512
                                       Investment Company Act File No. 811-05629

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

          Registration Statement Under The Securities Act Of 1933       /X/

                          Pre-Effective Amendment No.                   / /

                       Post-Effective Amendment No. 73                  /X/

                                     and/or

       Registration Statement Under The Investment Company Act Of 1940  /X/

                                Amendment No. 73                        /X/
                        (Check appropriate box or boxes)

                               ING INVESTORS TRUST
                 (Exact Name of Registrant Specified in Charter)

                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (800) 992-0180

          Huey P. Falgout, Jr.                        With copies to:
         ING U.S Legal Services                   Jeffrey S. Puretz, Esq.
     7337 East Doubletree Ranch Road                     Dechert
          Scottsdale, AZ 85258                      1775 I Street, N.W.
 (Name and Address of Agent for Service)           Washington, DC 20006

                                   ----------

 It is proposed that this filing will become effective (check appropriate box):

/ /  Immediately upon filing pursuant to paragraph (b)    /X/ on April 28, 2006, pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(1)    / / on (date) pursuant to paragraph (a)(1)

/ /  75 days after filing pursuant to paragraph (a)(2)    / /  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                               ING INVESTORS TRUST
                                 ("Registrant")

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

-   Cover Sheet

-   Contents of Registration Statement

- Supplement dated April 28, 2006 regarding the Registrant and Directed Services, Inc.

- Supplement dated April 28, 2006 regarding the Registrant and ING Investments, LLC

-   ING Investors Trust's Adviser Class Prospectus - Book 1

-   ING Investors Trust's Adviser Class Prospectus - Book 2

-   ING Investors Trust's Institutional Class Prospectus - Book 1

-   ING Investors Trust's Institutional Class Prospectus - Book 2

-   ING Investors Trust's Service Class Prospectus - Book 1

-   ING Investors Trust's Service Class Prospectus - Book 2

-   ING Investors Trust's Service 2 Class Prospectus - Book 1

-   ING Investors Trust's Service 2 Class Prospectus - Book 2

-   ING American Funds Portfolios' Prospectus

-   ING LifeStyle Portfolios' Adviser Class Prospectus

-   ING LifeStyle Portfolios' Institutional Class Prospectus

-   ING LifeStyle Portfolios' Service Class (formerly Service 1 Class)
    Prospectus

-   ING LifeStyle Portfolios' Service 2 Class Prospectus

-   ING MarketStyle Portfolios' Adviser Class Prospectus

-   ING MarketStyle Portfolios' Institutional Class Prospectus

-   ING MarketStyle Portfolios' Service Class Prospectus

-   ING MarketStyle Portfolios' Service 2 Class Prospectus

-   ING MarketPro Portfolio's Adviser Class Prospectus

-   ING MarketPro Portfolio's Institutional Class Prospectus

-   ING MarketPro Portfolio's Service Class Prospectus

-   ING MarketPro Portfolio's Service 2 Class Prospectus

-   ING Investors Trust's Adviser Class Statement of Additional Information

- ING Investors Trust's Institutional Class, Service Class and Service 2 Class Statement of Additional Information

-   ING American Funds Portfolios' Statement of Additional Information

- ING LifeStyle Portfolios' Adviser Class, Institutional Class, Service Class and Service 2 Class Statement of Additional Information

- ING MarketStyle and MarketPro Portfolios' Adviser Class, Institutional Class, Service Class and Service 2 Class Statement of Additional Information

-   Part C

-   Signature Page

                                EXPLANATORY NOTE

    This Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A for ING Investors Trust ("Registrant") is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of finalizing the Registrant's Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses, the Institutional Class, Service Class and Service 2 Class Statement of Additional Information ("SAI"), the Registrant's Adviser Class SAI, ING American Funds Portfolios' Prospectus and SAI, ING LifeStyle Portfolios' Adviser Class, Institutional Class, Service Class (formerly Service 1 Class) and Service 2 Class Prospectuses, ING LifeStyle Portfolios' Adviser Class, Institutional Class, Service Class (formerly Service 1 Class) and Service 2 Class SAI, ING MarketStyle Portfolios' Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses, ING MarketPro Portfolio's Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses, ING MarketStyle Portfolios' and ING MarketPro Portfolio's Adviser Class, Institutional Class, Service Class and Service 2 Class SAI; the Service Class Prospectus for ING LifeStyle Portfolios; the Adviser Class shares and Institutional Class shares for ING LifeStyle Portfolios; and the Prospectuses and SAI's for the four new series of the Registrant -- ING Disciplined Small Cap Value Portfolio, ING EquitiesPlus Portfolio, ING FMR(SM) Small Cap Equity Portfolio and ING Franklin Income Portfolio.

                         SUPPLEMENT DATED APRIL 28, 2006
                         TO THE CURRENT PROSPECTUSES OF
   ING INVESTORS TRUST (EXCLUDING ING AMERICAN FUNDS PORTFOLIOS, ING LIFESTYLE
      PORTFOLIOS, ING MARKETPRO PORTFOLIO, ING MARKETSTYLE PORTFOLIOS, ING DISCIPLINED SMALL CAP VALUE PORTFOLIO, ING EQUITIESPLUS PORTFOLIO, ING FMR(SM)
   SMALL CAP EQUITY PORTFOLIO, ING FRANKLIN INCOME PORTFOLIO, ING GLOBAL REAL ESTATE PORTFOLIO, ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO AND ING
                  WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO)
                                 ("REGISTRANT")

The Prospectuses for the Registrant are hereby supplemented with the following information relating to "Information Regarding Trading of ING's U.S. Mutual Funds."

INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

As discussed in earlier supplements, Directed Services, Inc. ("DSI"), the adviser to the ING Funds, has reported to the Board of Trustees (the "Board") of the ING Funds that, like many U.S. financial services companies, DSI and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. DSI has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, DSI reported that management of U.S. affiliates of ING Groep N.V., including DSI (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

DSI has advised the Board that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. DSI further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, DSI has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC ("IFD"), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and
(iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, DSI reported to the Board that, at this time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

     - Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

     - ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

     - In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the "SEC") on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

DSI reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, DSI advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, DSI reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

     - ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. DSI reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

     - ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

     - The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

     - ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

     - ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

     REQUESTS FOR INFORMATION FROM NEW YORK ATTORNEY GENERAL

     As has been widely reported in the media, the New York Attorney General's office ("NYAG") is conducting broad investigations regarding insurance quoting and brokerage practices. ING U.S. has been subpoenaed in this regard, and is cooperating fully with these NYAG requests for information.

     ING U.S. believes that its practices are consistent with our business principles and our commitment to our customers.

     At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

     There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SUPPLEMENT DATED APRIL 28, 2006
                         TO THE CURRENT PROSPECTUSES OF

                               ING INVESTORS TRUST
      (TO ONLY ING AMERICAN FUNDS PORTFOLIOS, ING LIFESTYLE PORTFOLIOS, ING MARKETPRO PORTFOLIO, ING MARKETSTYLE PORTFOLIOS, ING DISCIPLINED SMALL CAP
    VALUE PORTFOLIO, ING EQUITIESPLUS PORTFOLIO, ING FMR(SM) SMALL CAP EQUITY PORTFOLIO, ING FRANKLIN INCOME PORTFOLIO, ING GLOBAL REAL ESTATE PORTFOLIO,
              ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO AND
                ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO)
                               (THE "REGISTRANT")

The Prospectuses for the Registrants are hereby supplemented with the following information relating to "Information Regarding Trading of ING's U.S. Mutual Funds."

INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

As discussed in earlier supplements, ING Investments, LLC ("Investments"), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Boardsthat the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC ("IFD"), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and
(iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, Investments reported to the Boards that, at this time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

     - Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

     - ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

     - In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the "SEC") on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

     - ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

     - ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

     - The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

     - ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

     - ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

     REQUESTS FOR INFORMATION FROM NEW YORK ATTORNEY GENERAL

     As has been widely reported in the media, the New York Attorney General's office ("NYAG") is conducting broad investigations regarding insurance quoting and brokerage practices. ING U.S. has been subpoenaed in this regard, and is cooperating fully with these NYAG requests for information.

     ING U.S. believes that its practices are consistent with our business principles and our commitment to our customers.

     At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

     There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2006

ADVISER CLASS


BALANCED FUND

ING MFS TOTAL RETURN PORTFOLIO

BOND FUNDS
ING LIMITED MATURITY BOND PORTFOLIO
ING PIMCO CORE BOND PORTFOLIO
ING PIMCO HIGH YIELD PORTFOLIO

INTERNATIONAL/GLOBAL FUNDS
ING GLOBAL REAL ESTATE PORTFOLIO

ING GLOBAL RESOURCES PORTFOLIO

ING INTERNATIONAL PORTFOLIO
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
ING JULIUS BAER FOREIGN PORTFOLIO
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

STOCK FUNDS

ING DISCIPLINED SMALL CAP VALUE PORTFOLIO

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
ING EQUITIESPLUS PORTFOLIO
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
ING EVERGREEN OMEGA PORTFOLIO
ING JANUS CONTRARIAN PORTFOLIO
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

ING LEGG MASON PARTNERS ALL CAP PORTFOLIO (FORMERLY,
ING SALOMON BROTHERS ALL CAP PORTFOLIO)

ING LEGG MASON VALUE PORTFOLIO
ING MARSICO GROWTH PORTFOLIO
ING MFS MID CAP GROWTH PORTFOLIO
ING MFS UTILITIES PORTFOLIO
ING OPPENHEIMER MAIN STREET PORTFOLIO(R)
ING PIONEER FUND PORTFOLIO

ING PIONEER MID CAP VALUE PORTFOLIO


NOT ALL PORTFOLIOS MAY BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE ADVISER CLASS SHARES OF CERTAIN PORTFOLIOS OF ING INVESTORS TRUST. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT IS: NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

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                                TABLE OF CONTENTS
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                                                                            PAGE
INTRODUCTION
  ING Investors Trust                                                          2
  Advisers                                                                     2
  Portfolios and Sub-Advisers                                                  2
  Classes of Shares                                                            2
  Investing Through Your Qualified Plan                                        2
  Why Reading this Prospectus is Important                                     2

DESCRIPTION OF THE PORTFOLIOS
  ING Disciplined Small Cap Value Portfolio                                    3
  ING Eagle Asset Capital Appreciation Portfolio                               5
  ING EquitiesPlus Portfolio                                                   8
  ING Evergreen Health Sciences Portfolio                                     10
  ING Evergreen Omega Portfolio                                               13
  ING Global Real Estate Portfolio                                            16
  ING Global Resources Portfolio                                              18
  ING International Portfolio                                                 22
  ING Janus Contrarian Portfolio                                              25
  ING JPMorgan Emerging Markets Portfolio                                     28
  ING JPMorgan Small Cap Equity Portfolio                                     32
  ING JPMorgan Value Opportunities Portfolio                                  35
  ING Julius Baer Foreign Portfolio                                           37
  ING Legg Mason Partners All Cap Portfolio                                   41
  ING Legg Mason Value Portfolio                                              45
  ING Limited Maturity Bond Portfolio                                         48
  ING Marsico Growth Portfolio                                                52
  ING Marsico International Opportunities Portfolio                           56
  ING MFS Mid Cap Growth Portfolio                                            59
  ING MFS Total Return Portfolio                                              62
  ING MFS Utilities Portfolio                                                 67
  ING Oppenheimer Main Street Portfolio(R)                                    70
  ING PIMCO Core Bond Portfolio                                               73
  ING PIMCO High Yield Portfolio                                              76
  ING Pioneer Fund Portfolio                                                  79
  ING Pioneer Mid Cap Value Portfolio                                         81
  ING VP Index Plus International Equity Portfolio                            83

PORTFOLIO FEES AND EXPENSES                                                   85

SUMMARY OF PRINCIPAL RISKS                                                    87

MORE INFORMATION
  Percentage and Rating Limitation                                            94
  A Word about Portfolio Diversity                                            94
  Fundamental Investment Policies                                             94
  Non-Fundamental Investment Policies                                         94
  Additional Information about the Portfolios                                 94
  Temporary Defensive Positions                                               94
  Administrative Services                                                     95
  Portfolio Distribution                                                      95
  How ING Groep Compensates Entities Offering Our Portfolios as               96
   Investment Options in Their Investment Products
  Shareholder Services and Distribution Plan                                  96
  Services by Financial Service Firms                                         96
  Interests of the Holders of Variable Contracts and Qualified Plans          97
  Pricing of Portfolio Shares                                                 97
  Purchase and Redemption of Shares                                           97
  Frequent Trading - Market Timing                                            98
  Portfolio Holdings Disclosure Policy                                        98
  Reports to Shareholders                                                     99

NET ASSET VALUE                                                               99

MANAGEMENT OF THE PORTFOLIOS
  Advisers                                                                   100
  Advisory Fee                                                               100

TAXES AND DISTRIBUTIONS                                                      102

PERFORMANCE                                                                  102

FINANCIAL HIGHLIGHTS                                                         105

TO OBTAIN MORE INFORMATION                                             Backcover

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                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

ADVISERS


Directed Services, Inc. ("DSI") serves as the investment adviser to each of the Portfolios, except ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate and ING VP Index Plus International Equity Portfolios; and ING Investments, LLC ("ING Investments") serves as the investment adviser to ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate and ING VP Index Plus International Equity Portfolios (each, an "Adviser" and collectively, "Advisers"). Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSI and ING Investments are indirect, wholly-owned subsidiaries of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.


PORTFOLIOS AND SUB-ADVISERS


ING Disciplined Small Cap Value Portfolio - ING Investment Management Co.

ING Eagle Asset Capital Appreciation Portfolio - Eagle Asset Management, Inc. ING EquitiesPlus Portfolio - ING Investment Management Co.
ING Evergreen Health Sciences Portfolio - Evergreen Investment Management
 Company, LLC
ING Evergreen Omega Portfolio - Evergreen Investment Management Company, LLC ING Global Real Estate Portfolio - ING Clarion Real Estate Securities L.P.

ING Global Resources Portfolio - ING Investment Management Co.

ING International Portfolio - ING Investment Management Co.
ING Janus Contrarian Portfolio - Janus Capital Management LLC
ING JPMorgan Emerging Markets Equity Portfolio - J.P. Morgan Investment
 Management Inc.
ING JPMorgan Small Cap Equity Portfolio - J.P. Morgan Investment Management Inc. ING JPMorgan Value Opportunities Portfolio - J.P. Morgan Investment Management
 Inc.
ING Julius Baer Foreign Portfolio - Julius Baer Investment Management LLC

ING Legg Mason Partners All Cap Portfolio - Salomon Brothers Asset Management
 Inc.

ING Legg Mason Value Portfolio - Legg Mason Capital Management, Inc.
ING Limited Maturity Bond Portfolio - ING Investment Management Co.
ING Marsico Growth Portfolio - Marsico Capital Management, LLC
ING Marsico International Opportunities Portfolio - Marsico Capital Management,
 LLC
ING MFS Mid Cap Growth Portfolio - Massachusetts Financial Services Company
ING MFS Total Return Portfolio - Massachusetts Financial Services Company
ING MFS Utilities Portfolio - Massachusetts Financial Services Company
ING Oppenheimer Main Street Portfolio(R)- OppenheimerFunds, Inc.
ING PIMCO Core Bond Portfolio - Pacific Investment Management Company LLC
ING PIMCO High Yield Portfolio - Pacific Investment Management Company LLC
ING Pioneer Fund Portfolio - Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio - Pioneer Investment Management, Inc.

ING VP Index Plus International Equity Portfolio - ING Investment Management
 Advisors, B.V.


CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus. ADV Class shares are not subject to any sales loads.


INVESTING THROUGH YOUR QUALIFIED PLAN


ADV Class shares of the Portfolios are continuously offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts") qualified pension and retirement plans ("Qualified Plans") and Qualified Plans offered outside of separate accounts and annuity contracts. Qualified Plans include Individual Retirement Accounts ("IRAs") and plans that meet the definition of retirement plans under Sections 401(k), 403(b), 408 and 457 of the Internal Revenue Code of 1986, as amended ("Code"). In addition, ADV Class shares are offered to the investment adviser to the Portfolios and the adviser's affiliates in connection with the creation or management of a Portfolio. Institutional Class shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements. Purchases and redemptions of shares may be made only by separate accounts of insurance companies or by eligible Qualified Plans. Certain Portfolios may not be available as investment options in your plan. Please refer to the prospectus, prospectus summary, disclosure statement, or plan document for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Qualified Plans may charge plan participants for certain expenses that are in addition to the expenses of the Portfolios. These expenses could reduce the investment return in ADV Class shares of the Portfolios. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.


WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, principal investment strategies and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING DISCIPLINED SMALL CAP VALUE PORTFOLIO


SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

The Portfolio seeks to outperform the total return performance of the Russell 2000(R) Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000(R) Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Russell 2000(R) Value Index is a stock market index comprised of common stocks with lower price-to-book ratios and lower forecasted growth values as defined by Russell. The Sub-Adviser defines small-capitalization companies as companies that are included in the Russell 2000(R) Value Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Russell 2000(R) Value Index changes. At December 31, 2005, the smallest company in the Russell 2000(R) Value Index had a market capitalization of $30.10 million and the largest company had a market capitalization of $3.71 billion.


In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the Russell 2000(R) Value Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the Russell 2000(R) Value Index that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the Russell 2000(R) Value Index are generally invested in proportion to their representation in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the Russell 2000(R) Value Index, the Sub-Adviser expects that there will be a significant correlation between the performance of the Portfolio and that of the Russell 2000(R) Value Index in both rising and falling markets.

The Portfolio may invest in derivative instruments.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INDEX STRATEGY RISK
                                  MANAGER RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.


Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Omar Aquilar, Ph.D         Dr. Aguilar, portfolio manager, has managed the Portfolio since inception. Dr. Aguilar has been with ING IM since July 2004 and is head of quantitative equity research. He previously served as head of Lehman
                           Brothers' quantitative research for their alternative investment management business since January 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill
                           Lynch Investment Management since (from July 1999 through January 2002).


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO

SUB-ADVISER

Eagle Asset Management, Inc. ("Eagle Asset")

INVESTMENT OBJECTIVE

Capital appreciation. Dividend income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price. The equity securities in which the Portfolio invests include common stocks, securities convertible into common stocks, options on equities and rights and warrants.


For the Portfolio's domestic investments, Eagle Asset picks stocks from the 500 largest names in the Russell 1000(R) Index (by market capitalization). It focuses on securities with solid fundamentals, predictable growth and reasonable valuations relative to their peers. Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses without competitive advantage(s) are typically eliminated from consideration. This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.


The portfolio management team ("Team") then develops an earnings model for each company in the resulting universe with each co-portfolio-manager on the Team responsible for stocks in his/her sector of expertise. The research process concentrates on determining sustainable long-term growth prospects. Finally, the Team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return, given the level of risk.

The Portfolio may invest up to 25% of its total assets in foreign issuers. The Portfolio may write covered put and call options and may purchase protective puts. It may also purchase uncovered puts and calls that expose up to 55% of the Portfolio's total assets, and may enter into financial futures contracts and options thereon and currency hedging transactions.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


Because ADV Class shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares performance from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                            1996              10.25
                            1997              26.85
                            1998               1.19
                            1999               0.17
                            2000               8.38
                            2001              (4.77)
                            2002             (17.34)
                            2003              24.84
                            2004              14.49
                            2005              (0.03)

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best:  4th Quarter 1998:   17.24%
                       Worst: 3rd Quarter 2002:  (18.78)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index and the Russell 1000(R) Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (For the periods ended December 31, 2005)



                                     1 YEAR       5 YEARS        10 YEARS
         CLASS S RETURN (ADJUSTED)   (0.03)%       2.38%          5.61%
         S&P 500(R) Index             4.91%        0.54%          9.07%
         Russell 1000(R) Index        6.27%        1.07%          9.28%



(1) Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


MORE ON THE SUB-ADVISER


Eagle Asset has managed the Portfolio since its inception. Eagle Asset is in the business of managing institutional client accounts and individual accounts on a discretionary basis. Eagle Asset is a subsidiary of Raymond James Financial, Inc., a publicly traded company whose shares are listed on the New York Stock Exchange. As of December 31, 2005, Eagle Asset had over $11.5 billion in client assets under management. The principal address of Eagle Asset is 880 Carillon Parkway, St. Petersburg, Florida 33716.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Richard Skeppstrom, II     Managing Director, Conservative Large Cap Equity Portfolio Co-Manager

                           Mr. Skeppstrom has 15 years of investment experience and has been with
                           Eagle Asset since 2001. Prior to 2001, Mr. Skeppstrom was the Senior
                           Portfolio Manager for the Conservative Large Cap product at Evergreen
                           Investment Management and co-manager of the Evergreen Capital Growth
                           Fund.

Robert R. Marshall         Conservative Large Cap Equity Portfolio Co-Manager

                           Mr. Marshall has 17 years of investment experience and came to Eagle
                           Asset in 2002 after nearly 8 years at Wachovia Securities where he was a
                           Director and Senior Vice President of Equity Research.

E. Craig Dauer             Conservative Large Cap Equity Portfolio Co-Manager

                           Mr. Dauer came to Eagle Asset in 2001 and has 11 years of investment experience. From 1999 to 2001, Mr. Dauer was a Portfolio Co-Manager for
                           the Evergreen Investment Management Conservative Large Cap product. He also served as an Equity Analyst with First Union Capital Markets.

John G. Jordan, III, CFA   Conservative Large Cap Equity Portfolio Co-Manager

                           Mr. Jordan came to Eagle Asset in 2001 and has 14 years of investment experience. From 1999 to 2001, Mr. Jordan was a Portfolio Co-Manager for
                           the Conservative Large Cap product at Evergreen Investment Management. He also served as a portfolio manager and research analyst at Thompson,
                           Siegel, and Walmsley. Mr. Jordan is a Chartered Financial Analyst.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING EQUITIESPLUS PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE


Seeks long term total return that (before fees and expenses) exceeds total return of the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio will invest primarily in a portfolio consisting of derivative instruments whose economic returns are closely equivalent to the returns of the S&P 500(R) Index or its components ("S&P 500(R) derivatives"). The S&P 500(R) derivatives in which the Portfolio invests are backed by a portfolio of fixed income instruments. The Portfolio also may invest in common stocks that are included in the S&P 500(R) Index. The S&P 500(R) Index is an unmanaged index of 500 widely held common stocks, and is not available for investment. The Portfolio is neither sponsored by nor affiliated with S&P.

The Sub-Adviser uses S&P 500(R) derivatives in addition to or in place of securities of companies listed on the S&P 500(R) Index in an attempt to equal or exceed the performance of the S&P 500(R) Index. The S&P 500(R) derivatives in which the Portfolio may invest include options, futures, options on futures and swaps.

It is intended that the Portfolio will normally purchase S&P 500(R) derivatives at a fraction of the cost of the underlying equity securities, it can maintain an exposure to derivatives equal to up to 100% of its total assets, while at the same time, investing in the pool of fixed-income instruments that back the Portfolio's S&P 500(R) derivative investments. The Sub-Adviser manages the Portfolio's fixed income investments in an effort to enhance the Portfolio's total return, subject to a portfolio duration that, under normal market conditions, is not expected to exceed two years.

While it is expected that the Portfolio will normally invest substantially all of its assets in S&P 500(R) derivatives, when S&P 500(R) derivatives appear to be overvalued relative to the S&P 500(R) Index, the Portfolio may invest all of its assets in S&P 500(R) stocks. The Portfolio also may invest in exchange traded funds ("ETFs") based on the S&P 500(R) Index.

The Portfolio will invest in a portfolio of bonds, including but not limited to, corporate, government and mortgage-related bonds, which, at the time of purchase, are rated investment grade (at least BBB- by Standard & Poor's Rating Group, Baa3 by Moody's Investors Service, Inc., or BBB- by Fitch) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated.


The Portfolio may also invest in: preferred stocks; high-quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; and options and futures contracts involving securities, securities indices and interest rates. The Portfolio also may engage in dollar roll transactions and swap agreements.


The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are believed to be cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to applicable limits. The Portfolio may borrow up to 10% of the value of its net assets (this amount may be increased to 25% for temporary purposes).


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           BORROWING AND LEVERAGE RISK

                                   CREDIT RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                               MARKET TRENDS RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                               POSITION AND RECENT BUSINESS EXPERIENCE
----                               ---------------------------------------
James B. Kauffmann         Mr. Kauffmann, portfolio manager, has been with ING IM since 1996, and has managed the Portfolio since its inception. Prior to joining ING IM, he was a senior fixed income portfolio manager with Alfa Investments,
                           Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING EVERGREEN HEALTH SCIENCES PORTFOLIO

SUB-ADVISER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio is a non-diversified portfolio that will normally invest at least 80% of its assets in the equity securities of health care companies, meaning companies that develop, produce or distribute products or services related to the health care or medical industries and derive a substantial portion, i.e., more than 50%, of their sales from products and services in health care. These include, but are not limited to pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and health care information and service providers. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Portfolio may invest in securities of relatively well-known and large companies as well as small- and medium-sized companies. In choosing the best companies in which to invest, the Sub-Adviser looks for able management, growing products, leading technology, franchise niche, and a strong balance sheet, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both the Sub-Adviser's estimate of their fundamental investment value and their relative attractiveness to their business competitors.

The Portfolio may invest in securities of both domestic and foreign issuers. There is no limit to the amount the Portfolio may invest in foreign securities.


The Portfolio may also engage in short sales of index unit investment trusts such as the NASDAQ-100(R) Index tracking stock. Such practices are used to seek to protect the Portfolio against market decline, to adjust the Portfolio's duration, to maintain the Portfolio's exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                             HEALTHCARE SECTOR RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                              PRICE VOLATILITY RISK

                                   SECTOR RISK
                                SHORT SALES RISK
                        SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because ADV Class shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the performance of the Portfolio's Class S shares for the first full calendar year of operations. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                            1996
                            1997
                            1998
                            1999
                            2000
                            2001
                            2002
                            2003
                            2004
                            2005             10.03

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best: 3rd Quarter 2005:    6.04%
                       Worst: 1st Quarter 2005:  (4.59)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index and the Standard & Poor's 1500 Supercomposite Health Sector ("S&P 1500 Supercomposite Health") Index. The S&P 500(R) is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Health Index is an unmanaged index tracking the performance of health care stocks within the S&P 500(R) Index, Standard & Poor's MidCap 400 Index(TM) and Standard & Poor's SmallCap 600 Index. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                     1 YEAR       5 YEARS        10 YEARS
                                            (OR LIFE OF CLASS)
         CLASS S RETURN (ADJUSTED)   10.03%       5.77%(1)         N/A
         S&P 500(R) Index             4.91%       9.44%(2)         N/A
         S&P 1500 Supercomposite
         Health Index                 7.49%       4.59%(2)         N/A



(1) Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) The Index returns for the Class S shares are for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER


EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $249 billion in assets for the Evergreen funds as of December 31, 2005. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Liu-Er Chen, CFA           Mr. Chen joined EIMC in 1995 where he serves as Managing Director and
                           Senior Portfolio Manager. Mr. Chen is a Chartered Financial Analyst and
                           has managed the Portfolio since May 3, 2004. Mr. Chen brings to his position more than 7 years of investment experience.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING EVERGREEN OMEGA PORTFOLIO

SUB-ADVISER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Sub-Adviser employs a growth style of equity management. "Growth" stocks are stocks of companies which the Sub-Adviser believes to have anticipated earnings ranging from steady to accelerated growth. The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                        SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because ADV Class shares had not commenced operations as of December 31, 2005 the bar chart below provides some indication of the risks of investing in the Portfolio by showing the performance of the Portfolio's Class S shares for the first full calendar year of operations. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                            1996
                            1997
                            1998
                            1999
                            2000
                            2001
                            2002
                            2003
                            2004
                            2005             3.63

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best: 3rd Quarter 2005:    5.60%
                       Worst: 1st Quarter 2005:  (4.53)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                     1 YEAR       5 YEARS        10 YEARS
                                            (OR LIFE OF CLASS)
       CLASS S RETURN (ADJUSTED)     3.63%        5.57%(1)         N/A
       Russell 1000(R) Growth Index  5.26%        7.22%(2)         N/A



(1) Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) The Index return for the Class S shares is for the period beginning May 1, 2004.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $249 billion in assets for the Evergreen funds as of December 31, 2005. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                         POSITION AND RECENT BUSINESS EXPERIENCE
----                         ---------------------------------------
Maureen E. Cullinane, CFA    Ms. Cullinane joined EIMC in 1974 where she serves as Managing Director and Senior Portfolio Manager. Ms. Cullinane is a Chartered Financial
                             Analyst and has managed the Portfolio since May 1, 2004. Ms. Cullinane brings to her position more than 25 years of experience in the investment management industry.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING GLOBAL REAL ESTATE PORTFOLIO

SUB-ADVISER

ING Clarion Real Estate Securities L.P. ("INGCRES")

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with high total return. The Portfolio's investment objective is not fundamental and may be changed without shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


In selecting investments for the Portfolio, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the Portfolio will have investments located in a number of different countries located throughout the world, including the United States. As a general matter, the Portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs").


The Sub-Adviser uses a disciplined multi-step investment process for constructing the Portfolio's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

   - First, the Sub-Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

   - Second, the Sub-Adviser uses an in-house valuation process to identify investments it believes have superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and
       (iii) management and strategy.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DIVERSIFICATION RISK
                             FOREIGN INVESTMENT RISK
                        INABILITY TO SELL SECURITIES RISK
                           INDUSTRY CONCENTRATION RISK
                               MARKET TRENDS RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

                             SECURITIES LENDING RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER


INGCRES is the Sub-Adviser to ING Global Real Estate Portfolio. Founded in 1969, INGCRES, a Delaware limited partnership, is registered with the SEC as an investment adviser. INGCRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. The principal address of INGCRES is 259 N. Radnor-Chester Road, Radnor, PA 19087. INGCRES is in the business of providing investment advice to institutional and individual client accounts that, as of December 31, 2005, were valued at approximately $9.96 billion.

T. Ritson Ferguson and Steven D. Burton have shared responsibility for the day-to-day management of the Portfolio since its inception.


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
T. Ritson Ferguson, CFA    Mr. Ferguson, Chief Investment Officer ("CIO"), has 20 years of real estate investment experience. Mr. Ferguson has served as Co-CIO and more recently CIO of INGCRES since 1991.

Steven D. Burton, CFA      Mr. Burton, Managing Director, is a portfolio manager and is a member of
                           INGCRES' Investment Committee. He is also responsible for evaluating the investment potential of public real estate companies outside of the US.
                           Mr. Burton joined INGCRES in 1995.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities or "hard asset" companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:

   -   precious metals;

   -   ferrous and non-ferrous metals;

   -   integrated oil;

   -   gas/other hydrocarbons;

   -   forest products;

   -   agricultural commodities; and

   -   other basic materials that can be priced by a market.

Equity securities in which the Portfolio invests include common and preferred stocks and American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") but also include other types of equity and equity derivative securities. The Portfolio may also invest in structured notes, whose value is linked to the price of a hard asset commodity or a commodity index.

The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.

The Portfolio also may invest in:

   -   securities of foreign issuers;

   -   companies not engaged in the production of commodities;

   -   investment-grade corporate debt;

   -   U.S. government or foreign obligations;

   -   money market instruments;

   -   repurchase agreements; and

   -   derivatives.

The Portfolio may also invest directly in commodities, including gold bullion and coins. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:

          -    common stock;
          -    preferred stock;
          -    rights;
          -    warrants;
          -    "when-issued" securities;
          -    direct equity interests in trusts;
          -    joint ventures;
          -    "partly paid" securities;
          -    partnerships; and
          -    restricted securities.

The Portfolio may also engage in short sales (up to 25% of net assets).

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK
                            DEPOSITARY RECEIPTS RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                 HARD ASSET RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               OTC INVESTMENT RISK
                             PORTFOLIO TURNOVER RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK
                                SHORT SALES RISK
                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Because ADV Class shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                            1996              32.71
                            1997               5.85
                            1998             (29.83)
                            1999              22.95
                            2000              (5.06)
                            2001             (12.43)
                            2002               0.44
                            2003              51.67
                            2004               6.08
                            2005              37.24

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best: 3rd Quarter 2005:    23.52%
                       Worst: 3rd Quarter 1998:  (19.09)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's(R) 500 Composite Stock Price ("S&P 500(R)") Index, and the Goldman Sachs Natural Resources Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Goldman Sachs Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (For the periods ended December 31, 2005)


                                            1 YEAR     5 YEARS      10 YEARS
    CLASS S RETURN                          37.24%      14.19%        8.37%
    S&P 500(R) Index                         4.91%       0.54%        9.07%
    Goldman Sachs Natural Resources Index   36.53%      10.74%         N/A(3)



(1) Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) ING IM has managed the Portfolio since January 3, 2006. Baring International Investment Limited managed the Portfolio from March 1, 1999 through December 31, 2005. Performance prior to March 1, 1999 is attributable to a different sub-adviser.


(3) The Index commenced August, 1996.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Anthony Socci              Anthony Socci, Vice President and portfolio manager, has managed the
                           Portfolio since January of 2006. Mr. Socci joined ING IM in 2004 as a
                           Senior Sector Analyst covering the energy and gas sector. In this role, he is responsible for generating independent research and stock ranking for ING IM's large-cap equity strategies and for use by equity managers across ING IM. Prior to joining ING IM in 2004, Mr. Socci had 25 years of investment experience including 17 years in equity research, all with
                           Dreyfus Corporation.

James A. Vail              James A. Vail, Senior Vice President and portfolio manager, has managed the Portfolio since January of 2006. Mr. Vail has been with ING IM since
                           July 2000. Mr. Vail has over 30 years of investment experience. Prior to joining ING IM in 2000, Mr. Vail was a Vice President at Lexington
                           Management Corporation, which he joined in 1991.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING INTERNATIONAL PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the U.S. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in mid-and small-sized companies. The Portfolio generally invests in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The Portfolio may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                                  CURRENCY RISK

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK

                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                            1996
                            1997
                            1998
                            1999
                            2000
                            2001
                            2002             (16.44)
                            2003              28.71
                            2004              16.30
                            2005              10.13

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best: 2nd Quarter 2003:    16.06%
                       Worst: 3rd Quarter 2002:  (21.10)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International Europe, Australasia and Far East(R) ("MSCI EAFE(R)") Index. The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                     1 YEAR       5 YEARS        10 YEARS
                                            (OR LIFE OF CLASS)
       CLASS S RETURN (ADJUSTED)     10.13%        8.24%(1)        N/A
       MSCI EAFE(R) Index            14.02%       12.74%(2)        N/A



(1) Class S shares commenced operations on December 17, 2001. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) The Index return is for the period beginning January 1, 2002.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Uri Landesman              Uri Landesman, Senior Vice President and Head of International Equities
                           for ING IM, has served as portfolio manager since May 2006. Mr. Landesman joined ING IM in 2006 from Federated Investors, where he was most recently director of global equity research. During his tenure at
                           Federated (which began in 2003), he managed three international large-cap growth funds as well as two global core funds. Prior to working at
                           Federated he had served as an investment professional with Arlington
                           Capital Management since 2001. Uri has over 20 years of experience and began his career at Sanford C. Bernstein & Co.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO

SUB-ADVISER

Janus Capital Management LLC ("Janus Capital")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Sub-Adviser emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Sub-Adviser will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Sub-Adviser applies a "bottom up" approach in choosing investments. In other words, the Sub-Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Sub-Adviser makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Sub-Adviser chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK
                         MID-CAPITALIZATION COMPANY RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                             SPECIAL SITUATIONS RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2005 the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                            1996
                            1997
                            1998
                            1999
                            2000
                            2001              (5.35)
                            2002             (26.22)
                            2003              49.86
                            2004              16.74
                            2005              15.20

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                     Best: 2nd Quarter 2003 (Year)    27.31%
                     Worst: 3rd Quarter 2002 (Year)  (20.39)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                     1 YEAR       5 YEARS        10 YEARS
                                                            (OR LIFE OF CLASS)
         CLASS S RETURN (ADJUSTED)    15.20%       7.08%          4.42%(1)
         S&P 500(R) Index              4.91%       0.54%(2)      (1.03)%(2)



(1) Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) The Index return is for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

Janus Capital and its predecessor firm have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969, and provides advisory services to managed accounts and investment companies. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.


Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") which owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses. As of December 31, 2005, JCG assets under management were approximately $148.5 billion.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
David C. Decker            Portfolio manager of the Portfolio since its inception.

                           Mr. Decker joined Janus Capital in 1992 and has managed various other mutual funds and private accounts since that time. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.


The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets ("MSCI Emerging Markets(SM)") Index(SM). The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.


While the Portfolio invests primarily in equities, it may also invest in debt securities. The Portfolio may invest in high yield securities which are below investment grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into "dollar-rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the 1940 Act.

In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection decisions. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system described below.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                                  CURRENCY RISK

                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                         OTHER INVESTMENT COMPANIES RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Because ADV Class shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                            1996
                            1997
                            1998
                            1999              61.13
                            2000             (34.02)
                            2001              (5.58)
                            2002             (11.03)
                            2003              46.12
                            2004              17.34
                            2005              34.36

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best: 4th Quarter 1999:    31.40%
                       Worst: 3rd Quarter 2001:  (22.87)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the MSCI Emerging Markets Index(SM). The MSCI Emerging Markets Index(SM) is an unmanaged index that is comprised of equity securities in emerging markets. Class S shares' performance has been adjusted to reflect the higher expenses of the ADV Class shares. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                     1 YEAR       5 YEARS        10 YEARS
                                                            (OR LIFE OF CLASS)
       CLASS S RETURN (ADJUSTED)     34.36%       14.11%           5.08%(1)
       MSCI Emerging Markets
       Index(SM)                     34.54%       19.44%           9.66%(3)



(1) Class S shares commenced operations on February 18, 1998. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since April 29, 2005. ING Investment Management Advisors B.V. managed the Portfolio from March 1, 2004 through April 28, 2005. Baring International Investment Limited managed the Portfolio from March 1, 1999 through February 29, 2003. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3) The Index return is for the period beginning March 1, 1998.

MORE ON THE SUB-ADVISER


JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates had over $846.9 billion in assets under management.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Austin Forey               Primary portfolio manager of the Portfolio and Managing Director, who has been at JPMorgan (or one of its predecessors) since 1988. Mr. Forey is responsible for Global Emerging Markets portfolios, a role he has fulfilled since 1994. Prior to this he worked in the UK market, where he was deputy head of UK research.

Ashraf el Ansary           Portfolio manager of the Portfolio since September 23, 2005, and an employee at JPMorgan since 1999, Ashraf el Ansary is an investment manager responsible for Eastern and Emerging European equities and is a
                           Middle Eastern country specialist within the Emerging Markets Equity
                           Team.

Greg Mattiko, CFA          Portfolio manager of the Portfolio since September 23, 2005, Greg
                           Mattiko, CFA joined the Emerging Markets Equity Team in 2002 and brings a decade of experience to this role. Prior to joining JPMorgan, Mr. Mattiko was a director of portfolio management for Value Management & Research
                           AG, based in Kronberg, Germany for seven years, where he was responsible for European Long/Short, European Technology, Global, and U.S. equity funds.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital growth over the long term.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Small-cap companies are companies with market capitalization equal to those within a universe of Russell 2000(R) Index stocks. Market capitalization is the total market value of a company's shares.


The Sub-Adviser uses a multi-style approach, under which the portfolio managers select assets for the Portfolio in complementary styles. Through both fundamental and quantitative analysis, the portfolio management team focuses on companies that have a core competitive advantage and appear relatively attractive to other companies within the same economic sector. They base this analysis on a number of quantitative factors, as well as qualitative insights into industries and individual companies gathered through fundamental research. The sector and stock weightings of the investments selected will vary from weightings of the Russell 2000(R) Index only within limits established by the investment team.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock.


Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the interested results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2003-2004) and ADV Class shares (2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                            1996
                            1997
                            1998
                            1999
                            2000
                            2001
                            2002
                            2003             33.75
                            2004             25.48
                            2005              3.37

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best: 2nd Quarter 2003:   15.10%
                       Worst: 1st Quarter 2005:  (5.25)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S shares' performance to that of a broad measure of market performance - the Russell 2000(R) Index. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


the 3,000 largest U.S. companies, based on total market capitalization. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                    1 YEAR       5 YEARS        10 YEARS
                                           (OR LIFE OF CLASS)
       ADV CLASS RETURN             3.37%        21.15%(1)        N/A
       Russell 2000(R) Index        4.55%        16.56%(3)        N/A
       CLASS S RETURN (ADJUSTED)    3.33%         8.96%(1)        N/A
       Russell 2000(R) Index        4.55%         9.19%(3)        N/A



(1) ADV Class shares commenced operations on August 12, 2004. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since May 1, 2002.


(3) The Index return for ADV Class shares is for the period beginning August 1, 2004. The Index return for Class S shares is for the period beginning May 1, 2002.


MORE ON THE SUB-ADVISER


JPMorgan has managed the Portfolio since its inception and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates had over $846.9 billion in assets under management.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Christopher T. Blum        Mr. Blum, Managing Director, is a portfolio manager in the U.S. Small Cap
                           Equity Group. An employee since 1996, he rejoined JPMorgan in 2001 and is currently responsible for managing structured small-cap core and small-cap value accounts. Prior to 2001, Mr. Blum spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. He is a holder of the CFA designation.

Dennis S. Ruhl             Mr. Ruhl, Vice President, is a portfolio manager in the U.S. Small Cap
                           Equity Group. An employee of JPMorgan since 1999, his current responsibilities include managing structured small cap core and value accounts. He is a holder of the CFA designation.

Glenn Gawronski, CFA       Mr. Gawronski, Vice President, is a portfolio manager in the U.S. Small
                           Cap Equity Group and has 8 years of investment experience. He has been employed by J.P. Morgan or one of its affiliates since 1999. Mr.
                           Gawronski is a holder of the CFA designation.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization companies, while those with market capitalizations above $5 billion are considered large-capitalization companies. Market capitalization is the total market value of a company's shares. The Sub-Adviser builds a portfolio that it believes has characteristics of undervalued securities.

Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Portfolio may invest in shares of investment companies.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio may invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.

The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INTEREST RATE RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                         OTHER INVESTMENT COMPANIES RISK
                              PRICE VOLATILITY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio commenced operations April 29, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER


JPMorgan is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates had over $846.9 billion in assets under management.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Bradford L. Frishberg      Mr. Frishberg, Managing Director, founded and leads JPMorgan's large-cap
                           Active Value strategies in the U.S. Equity group. An employee since 1996, he was previously a portfolio manager in JPMorgan's London office, then moved to JPMorgan's Tokyo office before returning to New York in 2000.
                           Prior to that, Mr. Frishberg managed Portfolios for Aetna Investment
                           Management in Hong Kong. He is also a CFA charterholder.

Alan Gutmann               Mr. Gutmann, Vice President and a new member of the team, has worked for
                           JPMorgan since 2003, prior to which he was a research analyst and portfolio manager at Neuberger Berman in 2002, at First Manhattan Co. in
                           2001, and Oppenheimer Capital from 1991-2000.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO

SUB-ADVISER

Julius Baer Investment Management LLC ("JBIM")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the U.S. The Portfolio normally invests at least 80% of its assets in international equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common and preferred stock, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), convertible securities, rights, warrants, and other investment companies, including exchange traded funds.

The Sub-Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the U.S., Western Europe, and certain Dollar bloc countries including Australia, New Zealand and Canada), the stock selection process is primarily bottom-up. The Sub-Adviser concentrates on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Sub-Adviser believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Sub-Adviser uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The Sub-Adviser determines the Portfolio's exposure to Japan using a combination of bottom and top-down analysis. Bottom-up analysis is used to determine specific investments within Japan, but top-down analysis is essential to the determination of country exposure.


In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five countries, although the Portfolio may at times invest all of its assets in fewer than five countries. The Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the U.S. The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets." It presently does not anticipate investing more than 25% of its total assets in such securities.

The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio normally has a bias towards larger companies, but may also invest in small- and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as "junk bonds". The Portfolio may use futures, swaps and warrants, which are types of derivatives for hedging purposes and to maintain liquidity or to increase total return.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                 LIQUIDITY RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK

                              PRICE VOLATILITY RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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Because ADV Class shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                            1996
                            1997
                            1998
                            1999
                            2000
                            2001
                            2002
                            2003             30.62
                            2004             17.61
                            2005             14.96

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best: 2nd Quarter 2003:   19.82%
                       Worst: 1st Quarter 2003:  (9.75)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International Europe, Australasia and Far East(R) ("MSCI EAFE(R)") Index. The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                     1 YEAR       5 YEARS        10 YEARS
                                            (OR LIFE OF CLASS)
        CLASS S RETURN (ADJUSTED)    14.96%       10.91%(1)        N/A
        MSCI EAFE(R) Index           14.02%       13.57%(3)        N/A



(1) Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) Julius Baer Investment Management LLC has managed the Portfolio since September 2, 2003. Prior to September 2, 2003, the Portfolio was managed by J.P. Morgan Investment Management, Inc., and had a different investment objective and principal investment strategies. Performance prior to September 2, 2003 is attributable to J.P. Morgan Investment Management, Inc.

(3) The Index return is for the period beginning May 1, 2002.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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MORE ON THE SUB-ADVISER


Since September 2, 2003, JBIM has served as the Sub-Adviser to the Portfolio. JBIM is a registered investment adviser wholly owned by Julius Baer Securities, which in turn is wholly owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities and fixed-income securities. As of December 31, 2005, JBIM managed over $35.6 billion in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Rudolph-Riad Younes, CFA   Senior Vice President and Head of International Equity; has been with the
                           Julius Baer organization since September 1993.

Richard Pell               Senior Vice President and Chief Investment Officer; has been with the
                           Julius Baer organization since January 1995.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING LEGG MASON PARTNERS ALL CAP PORTFOLIO


SUB-ADVISER

Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE

Capital appreciation through investment in securities which the Sub-Adviser believes have above-average capital appreciation potential.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Sub-Adviser believes are undervalued in the marketplace. While the Sub-Adviser selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies, but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Sub-Adviser believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks. The Portfolios may also invest in foreign securities including emerging market issuers. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing interests in securities of foreign companies.

The Sub-Adviser is not constrained by a particular investment style and it may invest in "growth" or "value" securities. The Sub-Adviser employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Sub-Adviser uses proprietary models and fundamental research to try to identify stocks that are under priced in the market relative to their fundamental value. Next, the Sub-Adviser looks for a positive catalyst in the company's near term outlook which the Sub-Adviser believes will accelerate earnings or improve the value of the company's assets. The Sub-Adviser also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.


When evaluating an individual stock, the Sub-Adviser looks for:

   -   Low market valuations measured by its valuation models; and

   -   Positive changes in earnings prospects because of factors such as:

          *    New, improved or unique products and services;
          *    New or rapidly expanding markets for the company's products;
          *    New management;
          * Changes in the economic, financial, regulatory or political environment particularly affecting the company;
          *    Effective research, product development and marketing; and
          *    A business strategy not yet recognized by the marketplace.

The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.

The Portfolio may invest in illiquid securities. These securities, which cannot be easily resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK

                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                     RESTRICTED AND ILLIQUID SECURITIES RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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Because ADV Class shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                            1996
                            1997
                            1998
                            1999
                            2000
                            2001               1.55
                            2002             (25.83)
                            2003              38.36
                            2004               7.48
                            2005               4.14

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 2nd Quarter 2003:   21.12%
                        Worst: 3rd Quarter 2002: (21.73)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 3000(R) Index. The Russell 3000(R) Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                     1 YEAR       5 YEARS        10 YEARS
                                                            (OR LIFE OF CLASS)
       CLASS S RETURN (ADJUSTED)     4.14%         3.12%           5.40%(1)
       Russell 3000(R) Index         6.12%         1.58%           0.69%(2)



(1) Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) The Index return for Class S shares is for the period beginning February 1, 2000.

MORE ON THE SUB-ADVISER


SaBAM, a wholly-owned subsidiary of Legg Mason, Inc., has affiliates in London, Tokyo and Hong Kong. Together they provide a broad range of equity and fixed-income investment management services to individuals and institutions.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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SaBAM has been an investment adviser since 1987, and as of December 31, 2005, SaBAM managed $88.6 billion in assets.

The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
John G. Goode              Managing Director, SaBAM

                           Mr. Goode has been employed by Citigroup Inc. or its predecessor firms since 1969.

Peter J. Hable             Managing Director, SaBAM

                           Mr. Hable has been employed by Citigroup Inc. and its predecessor firms since 1983.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING LEGG MASON VALUE PORTFOLIO

SUB-ADVISER

Legg Mason Capital Management, Inc. ("Legg Mason")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities, including foreign securities. The securities may be listed on a securities exchange or traded in the over-the-counter markets. The Sub-Adviser follow its value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Sub-Adviser's assessment of their intrinsic value. Intrinsic value, according to the Sub-Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its academic sense rather than in the context often seen in current industry literature of "value" and "growth." Thus the Sub-Adviser may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The Sub-Adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Sub-Adviser generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Sub-Adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the Sub-Adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Sub-Adviser believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in convertible and debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                               INTEREST RATE RISK
                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK
                         MID-CAPITALIZATION COMPANY RISK
                               OTC INVESTMENT RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares did not have a full year of operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                            1996
                            1997
                            1998
                            1999
                            2000
                            2001              (9.83)
                            2002             (19.69)
                            2003              22.11
                            2004              13.48
                            2005               5.62

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best: 4th Quarter 2004:    15.09%
                       Worst: 3rd Quarter 2002:  (15.34)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                     1 YEAR       5 YEARS        10 YEARS
                                                            (OR LIFE OF CLASS)
       CLASS S RETURN (ADJUSTED)      5.62%        1.17%          1.06%(1)
       S&P 500(R) Index               4.91%        0.54%          1.03%(3)



(1) ADV Class shares commenced operations on April 1, 2005. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) Legg Mason Capital Management, Inc. has managed the Portfolio since May 3, 2004. Janus Capital Management LLC managed the Portfolio from September 9, 2002 through May 2, 2004.

(3) Index return is for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

Legg Mason has served as the Sub-Adviser to the Portfolio since May 3, 2004, Founded in 1982, Legg Mason is a wholly owned subsidiary of Legg Mason, Inc. and is a specialist in the management of U.S. large-cap equities.

The principal address of Legg Mason is 100 Light St., Baltimore, MD 21202. As of December 31, 2005, Legg Mason managed over $60 billion in assets.


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Bill Miller - CIO          Legg Mason's investment team is led by Bill Miller, its Chief Investment
                           Officer (CIO). Mr. Miller is the creator of Legg Mason's investment process and the model portfolio used by Mary Chris Gay, the portfolio manager, as a basis for the day-to-day management of the Portfolio.
                           Mr. Miller has been employed by Legg Mason since 1982.

Mary Chris Gay             Ms. Gay, Senior Vice President and portfolio manager for the Portfolio, implements the investment decisions made and strategies employed by
                           Mr. Miller in the model portfolio, subject to the Portfolio's investment objective, restrictions, cash flows, and other considerations. Ms. Gay has managed or co-managed other equity funds advised by the Legg Mason since 1998 and has been employed by one or more subsidiaries of Legg
                           Mason since 1989



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING LIMITED MATURITY BOND PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These short-to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the Portfolio maintains significant exposure to government securities.

The Sub-Adviser utilizes the following decision making process to achieve the Portfolio's objectives:

   - ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

   - YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

   - SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Sub-Adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and

   - SECURITY SELECTION. The Sub-Adviser emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.


The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Sub-Adviser determines at the time of purchase that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub-Adviser. For a description of bond ratings, please refer to the Statement of Additional Information.


The Portfolio may also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           BORROWING AND LEVERAGE RISK

                                    CALL RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             PORTFOLIO TURNOVER RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Variable Contract or Qualified Plan.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Because ADV Class shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                            1996             3.97
                            1997             6.29
                            1998             6.48
                            1999             0.77
                            2000             7.34
                            2001             8.45
                            2002             6.86
                            2003             2.50
                            2004             1.02
                            2005             1.27

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best: 3rd Quarter 2001:    4.11%
                       Worst: 2nd Quarter 2004:  (1.03)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                    (For the periods ended December 31, 2005)



                                     1 YEAR       5 YEARS        10 YEARS
       CLASS S RETURN (ADJUSTED)      1.27%        3.97%          4.45%

       Lehman Brothers 1-3 Year
       Government/Credit Bond Index   1.73%        3.83%          4.89%



(1) Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, has served as the Sub-Adviser to the Portfolio since January 1998. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect, wholly owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
James B. Kauffmann         Mr. Kauffmann, portfolio manager, has been with ING IM since 1996, and has managed the Portfolio since its inception. Prior to joining ING IM, he was a senior fixed income portfolio manager with Alfa Investments,
                           Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO

SUB-ADVISER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests primarily in equity securities selected for their growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The Sub-Adviser defines large companies as companies that typically have market capitalizations in the range of $4 billion or more at the time of purchase. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions.


In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach generally takes into consideration such macroeconomic factors as interest rates, inflation, demographics the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focuse on any number of different attributes, that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors, and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.


The Sub-Adviser may reduce or sell investments in portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.


The Portfolio's core investments generally are comprised of well-known, established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.


The Portfolio may also invest in foreign securities (including in emerging or developing markets) and forward foreign currency contracts, futures and options.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.


When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              INVESTMENT MODEL RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK

                              PRICE VOLATILITY RISK

                                   SECTOR RISK
                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1999-2003) and ADV Class shares (2004-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                            1996
                            1997
                            1998
                            1999              77.52
                            2000             (22.25)
                            2001             (30.48)
                            2002             (29.83)
                            2003              32.25
                            2004              12.17
                            2005               8.50

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best: 4th Quarter 1999:    41.20%
                       Worst: 1st Quarter 2001:  (24.29)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S Shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                   1 YEAR       5 YEARS            10 YEARS
                                          (OR LIFE OF CLASS)  (OR LIFE OF CLASS)
     ADV CLASS RETURN              8.50%        13.61%(1)        N/A
     S&P 500(R) Index              4.91%        12.04%(3)        N/A
     CLASS S RETURN (ADJUSTED)     8.51%        (4.73)%          2.95%(1)
     S&P 500(R) Index              4.91%         0.54%           3.03%(3)



(1) ADV Class shares commenced operations on December 31, 2003. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) Marsico Capital Management, LLC has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to a different sub-adviser.


(3) The Index return for ADV Class shares is for the period beginning January 1, 2004. The Index return for Class S shares is for the period beginning August 1, 1998.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2005, Marsico managed approximately $63 billion in assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Thomas F. Marsico          Thomas F. Marsico is the Chief Investment Officer of Marsico ("MCM") and
                           manages the investment program of the ING Marsico Growth Portfolio. Mr.
                           Marsico has over 20 years of experience as a securities analyst and a portfolio manager. Prior to forming Marsico Capital in September 1997,
                           Mr. Marsico served as the portfolio manager of the Janus Twenty Fund from
                           January 31, 1988 through August 11, 1997 and served in the same capacity for the Janus Growth and Income Fund from May 31, 1991 (the Fund's inception date) through August 11, 1997.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

SUB-ADVISER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio is a diversified portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.

The Portfolio normally invests in issuers from a number of different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions.

The Portfolio may invest in common stocks of companies operating in emerging markets.

The Portfolio may invest without limit in foreign investments. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential. Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and forward foreign currency contracts.

Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities and up to 5% of its total assets in high-yield bonds and mortgage and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focuse on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors, and competitors. The Sub-Adviser may also prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.


The Sub-Adviser may reduce or sell investments in Portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential or there are more attractive investment opportunities elsewhere.


The Portfolio's core investments generally are comprised of well-known, established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).


The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Sub-Adviser considers it advantageous to purchase or sell securities.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              INVESTMENT MODEL RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                               OTC INVESTMENT RISK

                              PRICE VOLATILITY RISK

                                   SECTOR RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


Since the Portfolio commenced operations April 29, 2005 and therefore does not have a calendar year of operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER


Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2005, Marsico managed approximately $63 billion in assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
James G. Gendelman         Portfolio Manager

                           Mr. Gendelman has been associated with Marsico as a Portfolio Manager and
                           Senior Analyst since 2000. Prior to joining Marsico, Mr. Gendelman spent
                           13 years as a Vice President of International Sales for Goldman, Sachs &
                           Co.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS MID CAP GROWTH PORTFOLIO

SUB-ADVISER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Sub-Adviser believes have reasonable valuations and above-average growth potential. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Sub-Adviser defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. The Russell Midcap(R) Growth Index consists of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap(R) Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000(R) Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell Midcap(R) Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 31, 2005, the top of the Russell Midcap(R) Growth Index was approximately $18.4 billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.


The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts.


The Portfolio may invest up to, but not including, 20% of its net assets in foreign securities (including American Depositary Receipts ("ADRs") and emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of forward exchange contracts for the purchase and sale of foreign currency at a fixed price at a future date. The Portfolio may also invest in options on securities, stock indexes and futures contracts.


The Portfolio may also invest in debt securities and up to, but not including, 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Sub-Adviser to be comparable to lower rated bonds.

The Portfolio may establish "short positions" in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                                  CURRENCY RISK

                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                  HIGH YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                               OTC INVESTMENT RISK
                             SECURITIES LENDING RISK
                                SHORT SALES RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                            1996
                            1997
                            1998
                            1999              78.47
                            2000               7.80
                            2001             (23.89)
                            2002             (48.99)
                            2003              38.65
                            2004              14.67
                            2005               2.73

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best: 4th Quarter 1999:    41.18%
                       Worst: 2nd Quarter 2002:  (35.90)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                     1 YEAR       5 YEARS        10 YEARS
                                                            (OR LIFE OF CLASS)
    CLASS S RETURN (ADJUSTED)         2.73%       (8.71)%         4.81%(1)
    Russell Midcap(R) Growth Index   12.10%        1.38%          6.31%(2)



(1) Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) The Index return is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $163 billion as of December 31, 2005.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
David E. Sette-Ducati      Mr. Sette-Ducati, portfolio manager, is a MFS Senior Vice President and has been employed in the MFS investment management area since 1995. He has managed the Portfolio since 2000.

David M. Earnest           Mr. Earnest, portfolio manager, is a MFS Vice President and has been employed in the MFS investment area since 2003. Prior to 2003, he was employed by Manning & Napier as a portfolio manager and analyst. Mr.
                           Earnest has managed the Portfolio since December 2005.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO

SUB-ADVISER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio is a "balanced fund," and invests in a combination of equity and fixed-income securities. Under normal market conditions, the Portfolio invests:

   - at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and


   - at least 25% of its net assets in non-convertible fixed-income securities.

The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Sub-Adviser's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The percentage limits described above are measured at the time of purchase. The Portfolio's investments may include securities traded on securities exchanges or in the over-the-counter ("OTC") markets.


EQUITY PORTION. The Sub-Adviser uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts.

While the Portfolio may invest in all types of equity securities, the Sub-Adviser generally seeks to purchase equity securities of companies that the Sub-Adviser believes are undervalued in the market relative to their long-term potential. The Sub-Adviser may deem equity securities of companies to be undervalued if it believes they are temporarily out of favor in the market due to any of the following:

   -   a decline in the market;

   -   poor economic conditions;

   - developments that have affected or may affect the issuer of the securities or the issuer's industry; and

   -   the market has overlooked them.

Undervalued equity securities generally have low price-to-book, price-to-sales, price-to-cash flow and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

   -   a fixed-income stream; and

   - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

FIXED-INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:


   - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by the U.S. government or one of its agencies or instrumentalities, or a government sponsored enterprise. Certain U.S. government securities in which the Portfolio may invest, such as U.S. Treasury

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


obligations (including bills, notes and bonds) and mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. government and ordinarily involve minimal credit risk. Other U.S. government securities in which the Portfolio may invest involve increased credit risk because they are backed only by the credit of a U.S. federal agency or government sponsored enterprise, such as the Federal Home Loan Banks ("FHLBs"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") or the Federal National Mortgage Association ("Fannie Mae"). Although government sponsored enterprises such as FHLBs, Freddie Mac and Fannie Mae may be chartered or sponsored by Congress, they are not funded by Congressional appropriations and their securities are not issued or guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government.


   - mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio, and

   - corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.

In selecting fixed-income investments for the Portfolio, the Sub-Adviser considers the views of its group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Sub-Adviser does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.


The Portfolio may invest up to, but not including, 20% of its net assets in foreign securities, and up to, but not including, 10% of its net assets in lower rated bonds. The Portfolio may have exposure to foreign currencies through its investment in foreign securities. The Portfolio may invest in zero-coupon bonds, loan participations, mortgage pass-through securities and American Depositary Receipts ("ADRs").


The Portfolio may also invest in options, futures contracts, interest rate swaps and foreign currency transactions.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 ALLOCATION RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER GRADE DEBT SECURITIES RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                  MATURITY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                               OTC INVESTMENT RISK

                                   SECTOR RISK
                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1999-2003) and ADV Class shares (2004-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                            1996
                            1997
                            1998
                            1999              3.02
                            2000             16.12
                            2001              0.14
                            2002             (5.42)
                            2003             16.36
                            2004             10.83
                            2005              2.53

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best: 2nd Quarter 2003:   10.66%
                       Worst: 3rd Quarter 2002:  (8.42)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S shares' performance to those of three broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index, the Lehman Brothers Aggregate Bond ("LBAB") Index and a composite that consists of 60% S&P 500 and 40% LBAB ("Composite") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                     1 YEAR       5 YEARS            10 YEARS
                                            (OR LIFE OF CLASS)  (OR LIFE OF CLASS)
       ADV CLASS RETURN              2.53%         9.50%(1)           N/A
       S&P 500(R) Index              4.91%        12.04%(2)           N/A
       LBAB Index                    2.43%         4.33%(2)           N/A
       Composite Index               4.00%         9.00%(2)           N/A
       CLASS S RETURN (ADJUSTED)     2.53%         4.58%             6.55%(1)
       S&P 500(R) Index              4.91%         0.54%             3.03%(2)
       LBAB Index                    2.43%         5.87%             5.97%(2)
       Composite Index               4.00%         2.99%             4.58%(2)



(1) ADV Class shares commenced operations on December 16, 2003. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similiar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class have different expenses.

(2) The Index returns for ADV Class shares are for the period beginning January 1, 2004. The Index returns for Class S shares are for the period beginning August 1, 1998.


MORE ON THE SUB-ADVISER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $163 billion as of December 31, 2005.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Brooks Taylor              Mr. Taylor, Senior Vice President, portfolio manager, and leader of the team, has been employed in the MFS investment management area since 1996.
                           Mr. Taylor has managed the Portfolio since 2004.

Kenneth J. Enright         Mr. Enright, Senior Vice President and portfolio manager, has been employed in the MFS investment management area since 1986. Mr. Enright has managed the Portfolio since 1999.

Steven R. Gorham           Mr. Gorham, Senior Vice President and portfolio manager, has been employed in the MFS investment management area since 1992. Mr. Gorham has managed the Portfolio since 2002.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Nevin P. Chitkara          Mr. Chitkara, portfolio manager, is a MFS Vice President and has been employed in the investment management area of MFS since 1997. He has managed the Portfolio since May 2006.

Michael W. Roberge         Mr. Roberge, Executive Vice President and portfolio manager, has been employed in the MFS investment management area since 1996. Mr. Roberge has managed the Portfolio since 2002.

William P. Douglas         Mr. Douglas, Vice President and portfolio manager, has been employed in the MFS investment management area since 2004 and has over 14 years of investment experience. Prior to 2004, Mr. Douglas spent 10 years as Vice
                           President and Senior Mortgage Analyst for Wellington Management Company,
                           LLP. Mr. Douglas has managed the Portfolio since 2004.

Alan T. Langsner           Mr. Langsner, Vice President and portfolio manager, has been employed in the MFS investment management area since 1999. Mr. Langsner has managed the Portfolio since 2004.

Richard O. Hawkins, CFA    Mr. Hawkins, Senior Vice President and portfolio manager has been employed in the MFS investment management area since 1988 and has been a portfolio manager of the Portfolio since October 2005.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS UTILITIES PORTFOLIO

SUB-ADVISER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Capital growth and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry. The Portfolio will provide shareholders with at least 60 days' notice of any change in this investment policy. The Sub-Adviser considers a company to be in the utilities industry if, at the time of investment, the Sub-Adviser determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities in which the Portfolio invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry are considered to include:

   - companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

   - companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).

EQUITY INVESTMENTS. The Portfolio may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Sub-Adviser uses a bottom-up, as opposed to top-down, investment style in managing the equity portion of the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts. In performing this analysis and selecting securities for the Portfolio, the Sub-Adviser places a particular emphasis on each of the following factors:

   -   the current regulatory environment;

   -   the strength of the company's management team; and

   - the company's growth prospects and valuation relative to its long-term potential.

Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

-  a fixed income stream, and

- the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

FIXED-INCOME INVESTMENTS. The Portfolio may invest in the following fixed-income securities: corporate bonds, mortgage-backed and asset-backed securities, U.S. government securities, and high-yield bonds.

In selecting fixed-income investments for the Portfolio, the Sub-Adviser considers the views of its large group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used by the Sub-Adviser's fixed-income oriented funds (including the fixed-income portion of the Portfolio) as a tool in making or adjusting the Portfolio's asset allocations to these various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Sub-Adviser does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

FOREIGN SECURITIES. The Portfolio may invest in foreign securities (including emerging markets securities) such as:

   -   equity securities of foreign companies in the utilities industry;

   -   fixed-income securities of foreign companies in the utilities industry;
       and

   -   fixed-income securities issued by foreign governments.

The Portfolio may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

The Portfolio is non-diversified and, when compared with other funds, may invest a higher percentage of its assets in a smaller number of issuers. A non-diversified portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                               OTC INVESTMENT RISK
                             PORTFOLIO TURNOVER RISK
                                   SECTOR RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

                             UTILITIES INDUSTRY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio commenced operations April 29, 2005, and therefore does not have a full year of performance as of December 31, 2005, annual performance information is not provided.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $163 billion as of December 31, 2005.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Maura A. Shaughnessy       Ms. Shaughnessy is a Senior Vice President and portfolio manager. Ms.
                           Shaughnessy has been employed in the investment management area of MFS since 1991.

Robert D. Persons, CFA     Mr. Persons is a Vice President and portfolio manager. Mr. Persons has been employed in the investment management area of MFS since 2000.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING OPPENHEIMER MAIN STREET PORTFOLIO(R)

SUB-ADVISER

OppenheimerFunds, Inc. ("OppenheimerFunds")

INVESTMENT OBJECTIVE

Long-term growth of capital and future income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Portfolio may also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Portfolio, the Sub-Adviser uses an investment process that combines quantitative models, fundamental research about particular securities, and individual judgment. It should be stressed that the investment process is quantitative in nature and that fundamental and judgmental elements serve to support the quantitative models. While this process and inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

   - MULTI-FACTOR QUANTITATIVE MODELS: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid or large), industries, and value or growth styles. A group of "bottom-up" models help to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

   - FUNDAMENTAL RESEARCH: The Sub-Adviser uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

   - JUDGMENT: The Portfolio is then continuously rebalanced by the Sub-Adviser, using the tools described above.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK

                             EQUITY SECURITIES RISK

                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                            1996
                            1997
                            1998
                            1999              23.81
                            2000              (4.88)
                            2001             (21.74)
                            2002             (25.14)
                            2003              24.13
                            2004              12.48
                            2005               5.34

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best: 4th Quarter 1999:    21.61%
                       Worst: 3rd Quarter 2001:  (19.65)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                     1 YEAR        5 YEARS       10 YEARS
                                                            (OR LIFE OF CLASS)
       CLASS S RETURN (ADJUSTED)      5.34%        (2.93)%         2.04%(1)
       S&P 500(R) Index               4.91%         0.54%          3.03%(3)



(1) Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) OppenheimerFunds, Inc. has managed the Portfolio since November 8, 2004. Prior to November 8, 2004, the Portfolio was managed by Massachusetts Financial Services Company, and had a different investment objective and principal investment strategies. Performance prior to November 8, 2004 is attributable to Massachusetts Financial Services Company.

(3) The Index return for the Class S shares is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER


OppenheimerFunds, Sub-Adviser to the Portfolio, has been an investment adviser since January 1960. The principal address of OppenheimerFunds is Two World Financial Center, 225 Liberty Street - 11th Floor, New York, New York 10281-1008. The Sub-Adviser and its subsidiaries and controlled affiliates managed over $200 billion in assets as of December 31, 2005 including other Oppenheimer funds, with more than 6 million shareholder accounts.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Nikolaos D. Monoyios, CFA  Mr. Monoyios, a Certified Financial Analyst, is a Senior Vice President
                           of OppenheimerFunds since October 2003 and is formerly Vice President of
                           OppenheimerFunds from April 1998 through September 2003. He is an Officer of 12 portfolios in the OppenheimerFunds complex and has been a manager of the Portfolio since inception.

Marc Reinganum             Dr. Reinganum is a Vice President of OppenheimerFunds since September
                           2002 and is the Director of Quantitative Research and Portfolio
                           Strategist for Equities. He is formerly the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995. At
                           Southern Methodist University, he also served as the Director of the
                           Finance Institute, Chairman of the Finance Department, President of the
                           Faculty at the Cox School of Business and member of the Board of Trustee
                           Investment Committee. He is an Officer of 8 portfolios in the
                           OppenheimerFunds complex and has been manager of the Portfolio since inception.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO

SUB-ADVISER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Maximum total return, consistent with preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within three- to six- year time frame based on the Sub-Adviser's forecast for interest rates.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities, preferred stock, corporate commercial paper, Yankee dollars and Euros; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities; event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; and collaterized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.


The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities, and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolio will normally hedge at least 75% of its exposure to non-U.S. dollar-denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.


The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           BORROWING AND LEVERAGE RISK

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                   CREDIT RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         MORTGAGE-RELATED SECURITES RISK
                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                            1996
                            1997
                            1998
                            1999             (8.94)
                            2000              0.60
                            2001              2.11
                            2002              8.32
                            2003              4.48
                            2004              4.39
                            2005              2.09

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best: 3rd Quarter 2001:    5.69%
                       Worst: 1st Quarter 1999:  (5.09)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance -- the Lehman Brothers Aggregate Bond ("LBAB") Index. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                     1 YEAR       5 YEARS        10 YEARS
                                                            (OR LIFE OF CLASS)
       CLASS S RETURN (ADJUSTED)      2.09%        4.25%         2.69%(1)
       LBAB Index                     2.43%        5.87%         5.97%(3)



(1) Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Pacific Investment Management Company LLC has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 the Portfolio had a different Sub-Adviser and different principal investment strategies.


(3) The Index return for the Class S shares is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2005, PIMCO had over $594.1 billion in assets under management.


Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Pasi Hamalainen            Mr. Hamalainen is a Managing Director, generalist portfolio manager, member of the investment committee and head of global risk oversight.
                           Previously, he served as PIMCO's head of Fixed Income portfolio management in Europe, as the director of portfolio analytics and co-head of the firm's mortgage team in Newport Beach. Mr. Hamalainen joined PIMCO in 1994, previously having held a fellowship at The Wharton School. He has twelve years of investment experience. He has managed the Portfolio since September 2001.

Raymond G. Kennedy, CFA    Mr. Kennedy is a Managing Director, portfolio manager and senior member of PIMCO's investment strategy group. He manages High Yield funds and oversees bank loan trading and collateralized debt obligations. Mr.
                           Kennedy joined PIMCO in 1996, previously having been associated with the
                           Prudential Insurance Company of America as a private placement asset manager, where he was responsible for investing and managing a portfolio of investment grade and high yield privately placed fixed income securities. Prior to that, he was a consultant for Andersen Consulting
                           (now Accenture) in Los Angeles and London. He has eighteen years of investment management experience. Mr. Kennedy is also a member of LSTA.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO HIGH YIELD PORTFOLIO

SUB-ADVISER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's Rating Service, or Fitch, or if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The remainder of the Portfolio's assets may be invested in investment grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in non-US dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to non-U.S. dollar denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.


Consistent with its investment strategy and policies, the Portfolio may invest in fixed-income instruments which include, but are not limited to: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities; preferred stock; corporate commercial paper; "Yankee" dollars and "Euro" securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.


The Portfolio may invest in derivatives, and its net exposure to derivative securities may be equal to up to 100% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortage-or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar rolls"). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           BORROWING AND LEVERAGE RISK

                                    CALL RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because ADV Class shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the performance of the Portfolio's Class S shares for the first full calendar year of operations. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                            1996
                            1997
                            1998
                            1999
                            2000
                            2001
                            2002
                            2003
                            2004
                            2005             3.98

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best: 2nd Quarter 2005:    3.08%
                       Worst: 1st Quarter 2005:  (1.32)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of two broad measures of market performance - the Merrill Lynch U.S. High Yield, BB- B Rated, Constrained ("Merrill Lynch U.S. High Yield Constrained") Index and the Merrill Lynch U.S. BB- B Rated High Yield ("Merrill Lynch U.S. High Yield") Index. The Merrill Lynch U.S. High Yield Constrained Index tracks the performance of BB- B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's. The Merrill Lynch U.S. High Yield Constrained Index is intended to be the comparative index for the Portfolio. The Merrill Lynch U.S. High Yield Constrained Index is a more appropriate index than the Merrill Lynch U.S. High Yield Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                         1 YEAR       5 YEARS        10 YEARS
                                                (OR LIFE OF CLASS)
       CLASS S SHARES (ADJUSTED)          3.98%      7.93%(1)          N/A
       Merrill Lynch U.S. High Yield
       Constrained Index(2)               2.78%      7.16%(2)          N/A
       Merrill Lynch U.S. High Yield
       Index(2)                           3.35%      6.97%(2)          N/A



(1) Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) The Index returns for the Class S shares are for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2005, PIMCO had over $594.1 billion in assets under management.


Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.

The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Raymond G. Kennedy         Mr. Kennedy is a Managing Director, portfolio manager, and senior member of PIMCO's investment strategy group. He manages High Yield funds and oversees bank loan trading and collateralized debt obligations. Mr.
                           Kennedy joined the firm in 1996, previously having been associated with the Prudential Insurance Company of America as a private placement asset manager, where he was responsible for investing and managing a portfolio of investment grade and high yield privately placed fixed income securities. Prior to that, he was a consultant for Andersen Consulting
                           (now Accenture) in Los Angeles and London. He has eighteen years of investment management experience. Mr. Kennedy is also a member of LSTA.
                           He has managed the Portfolio since April 2004.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO

SUB-ADVISER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Reasonable income and capital growth.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

   -   Favorable expected returns relative to perceived risk;

   -   Above average potential for earnings and revenue growth;

   - Low market valuations relative to earnings forecast, book value, cash flow and sales; and

   - A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio commenced operations April 29, 2005, and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER


Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2005, Pioneer's assets under management were approximately $187 billion worldwide, including over $48 billion in assets under management by Pioneer.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
John A. Carey              Mr. Carey, portfolio manager, Director of Portfolio Management, and an
                           Executive Vice President, is responsible for the day-to-day management of the Portfolio. Mr. Carey joined Pioneer as an analyst in 1979.

Walter Hunnewell, Jr.      Mr. Hunnewell, assistant portfolio manager and Vice President, is also responsible for the day-to-day management of the Portfolio. He joined
                           Pioneer in August 2001 and has been an investment professional since
                           1985. Prior to joining Pioneer, he was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001.

Messrs. Carey and Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO

SUB-ADVISER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap(R) Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio focuses on issuers with capitalizations within the $1 billion to $10 billion range, and that range will change depending on market conditions. The equity securities in which the Portfolio principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the Portfolio may invest in other types of equity securities to a lesser extent, such as warrants and rights.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

   -   Favorable expected returns relative to perceived risk;

   -   Management with demonstrated ability and commitment to the company;

   - Low market valuations relative to earnings forecast, book value, cash flow and sales;

   - Turnaround potential for companies that have been through difficult periods;

   - Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

   - Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio commenced operations April 29, 2005, and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER


Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2005, Pioneer's assets under management were approximately $187 billion worldwide, including over $48 billion in assets under management by Pioneer.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
J. Rodman Wright           Mr. Wright, portfolio manager and Senior Vice President, joined Pioneer in 1994 as an analyst and has been an investment professional since 1988.

Sean Gavin                 Mr. Gavin, assistant portfolio manager and Vice President, joined Pioneer in 2002 as an assistant portfolio manager. Prior to joining Pioneer, Mr.
                           Gavin was employed as an analyst at Boston Partners from 2000 to 2002 and at Delphi Management from 1998 to 2000.

Messrs. Wright and Gavin are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

SUB-ADVISER

ING Investment Management Advisors, B.V. ("IIMA")

INVESTMENT OBJECTIVE


Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East(R) ("MSCI EAFE(R)") Index, while maintaining a market level of risk. This investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in stocks included in the MSCI EAFE(R) Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE(R) Index or its components. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The MSCI EAFE(R) Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Portfolio may also invest in securities that are convertible into common stocks included in the MSCI EAFE(R) Index.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the MSCI EAFE(R) Index that it believes will outperform the MSCI EAFE(R) Index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the MSCI EAFE(R) Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Portfolio's aggregate characteristics will approximate that of the MSCI EAFE(R) Index.

At any one time, the Sub-Adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE(R) Index. Although the Portfolio will not hold all the stocks in the MSCI EAFE(R) Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the MSCI EAFE(R) Index in both rising and falling markets. The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE(R) Index. This will give the Portfolio a performance disadvantage in relation to the MSCI EAFE(R) Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                               INDEX STRATEGY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MARKET CAPITALIZATION
                               MARKET TRENDS RISK
                         OTHER INVESTMENT COMPANIES RISK
                             SECURITIES LENDING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objectives. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

Since the Portfolio commenced operations July 29, 2005, and therefore did not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.


MORE ON SUB-ADVISER


IIMA has managed the Portfolio since its inception. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal office in Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to entities affiliated with ING Groep. IIMA is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. The Portfolio's investment adviser. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over $172.4 billion as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Carl Ghielen               Mr. Ghielen, portfolio manger, has been co-manager of the Portfolio since its inception. He is responsible for stock selection as well as coordinating efforts on behalf of IIMA and certain ING affiliates'
                           international equity teams. Mr. Ghielen has over 14 years of investment experience. Prior to joining IIMA in 2000 he worked for a large corporate
                           Dutch pension fund as senior portfolio manager.

Martin Jansen              Mr. Jansen, Portfolio Manager, has been the co-manager of the Portfolio since its inception. He joined IIMA or its affiliates in 1997 as senior manager and has 25 years of investment experience. Prior to joining ING,
                           Mr. Jansen was responsible for the U.S. equity and venture capital portfolios as a large corporate Dutch pension fund.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by the Class ADV shares of the Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2005 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to the your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                ADV CLASS SHARES
                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                    DISTRIBUTION                            TOTAL         WAIVERS,           NET
                                        MANAGEMENT     (12b-1)    SHAREHOLDER   OTHER     OPERATING   REIMBURSEMENTS      OPERATING
PORTFOLIO                                  FEE         FEE(2)     SERVICE FEE  EXPENSES    EXPENSES   AND RECOUPMENTS(2)   EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
ING Disciplined Small Cap Value           0.55%         0.50%        0.25%      0.20%(6)    1.50%         (0.15)%(7)        1.35%
ING Eagle Asset Capital Appreciation(3)   0.65%         0.50%        0.25%      0.01%       1.41%         (0.15)%           1.26%(4)
ING Equities Plus                         0.30%         0.50%        0.25%      0.19%(6)    1.24%         (0.24)%           1.00%
ING Evergreen Health Sciences(3)          0.75%         0.50%        0.25%      0.01%       1.51%         (0.15)%           1.36%
ING Evergreen Omega(3)                    0.60%         0.50%        0.25%        --        1.35%         (0.15)%           1.20%
ING Global Real Estate                    0.80%         0.50%        0.25%      0.21%(6)    1.76%         (0.16)%(7)        1.60%
ING Global Resources(3)                   0.65%         0.50%        0.25%        --        1.40%         (0.15)%           1.25%
ING International(3)                      1.00%         0.50%        0.25%      0.01%       1.76%         (0.15)%           1.61%
ING Janus Contrarian(3)                   0.79%         0.50%        0.25%      0.01%       1.55%         (0.15)%           1.40%
ING JPMorgan Emerging Markets Equity(3)   1.25%         0.50%        0.25%        --%       2.00%         (0.15)%           1.85%
ING JPMorgan Small Cap Equity(3)          0.89%         0.50%        0.25%        --%       1.64%         (0.17)%(5)        1.47%(4)
ING JPMorgan Value Opportunities          0.40%         0.50%        0.25%      0.13%(6)    1.28%         (0.15)%(7)        1.13%
ING Julius Baer Foreign(3)                0.92%         0.50%        0.25%        --%       1.67%         (0.15)%           1.52%
ING Legg Mason Partners All Cap(3)        0.74%         0.50%        0.25%      0.01%       1.50%(4)      (0.15)%           1.35%(4)
ING Legg Mason Value(3)                   0.79%         0.50%        0.25%        --%       1.54%         (0.15)%           1.39%
ING Limited Maturity Bond(3)              0.28%         0.50%        0.25%      0.01%       1.04%         (0.15)%           0.89%
ING Marsico Growth(3)                     0.76%         0.50%        0.25%        --%       1.51%         (0.15)%           1.36%(4)
ING Marsico International Opportunities   0.54%         0.50%        0.25%      0.23%(6)    1.52%         (0.24)%(7)        1.28%
ING MFS Mid Cap Growth(3)                 0.63%         0.50%        0.25%      0.01%       1.39%         (0.16)%(8)        1.23%(4)
ING MFS Total Return(3)                   0.64%         0.50%        0.25%        --%       1.39%         (0.15)%           1.24%
ING MFS Utilities                         0.60%         0.50%        0.25%      0.22%(6)    1.57%         (0.17)%(7)        1.40%
ING Oppenheimer Main Street(R)(3)         0.63%         0.50%        0.25%      0.01%       1.39%         (0.15)%           1.24%
ING PIMCO Core Bond(3)                    0.59%         0.50%        0.25%        --%       1.34%         (0.15)%           1.19%
ING PIMCO High Yield(3)                   0.49%         0.50%        0.25%      0.01%       1.25%         (0.15)%           1.10%
ING Pioneer Fund(3)                       0.74%         0.50%        0.25%      0.01%(7)    1.50%         (0.19)%(7)        1.31%
ING Pioneer Mid Cap Value(3)              0.64%         0.50%        0.25%      0.01%(7)    1.40%         (0.15)%(7)        1.25%
ING VP Index Plus International Equity    0.45%         0.50%        0.25%      0.34%(6)    1.54%         (0.39)%(7)        1.15%



(1) This table shows the estimated operating expenses for ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets. Because the ADV Class shares for ING Eagle Asset Capital Appreciation, ING Evergreen Health Sciences, ING Evergreen Omega, ING Global Resources, ING International, ING Janus Contrarian, ING JPMorgan Emerging Markets Equity, ING Julius Baer Foreign, ING Legg Mason Partners All Cap, ING Limited Maturity Bond, ING MFS Mid Cap Growth, ING Oppenheimer Main Street, ING PIMCO Core Bond and ING PIMCO High Yield Portfolios had not commenced operations as of December 31, 2005, expenses are based on the Portfolios' actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which DSI, as investment Adviser to each Portfolio, has agreed. Operating expenses for ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, ING Pioneer Mid Cap Value, and ING VP Index Plus International Equity Portfolios are estimated for the current fiscal year as ADV shares had not commenced operations and Class S shares did not have a full calendar year of operations as of December 31, 2005. For ING Disciplined Small Cap Value, ING EquitiesPlus and ING Global Real Estate Portfolios operating expenses are estimated as they had not commenced operations as of December 31, 2005. For ING Legg Mason Value Portfolio, operating expenses are based on the Portfolio's actual operating expenses for Class S Shares, adjusted for contractual changes, if any, as the ADV Class Shares for the Portfolios did not have a full calendar year of operations December 31, 2005. For all other Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for ADV Class shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. and ING Investments, LLC as Advisers to the Portfolios, have agreed for the Portfolios for the current fiscal year. Effective March 1, 2004, the management fee structure for ING JPMorgan Emerging Markets Equity Portfolio was revised. Effective September 23, 2005, the management fee structure for ING Pioneer Mid Cap Value Portfolio has been revised.

(2) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

(3) The Management Agreement between the Trust and its manager, Directed Services, Inc. ("DSI"), provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios) and pays for the services and information

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


    necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the Shareholder Service and Distribution Plan for the ADV Class shares, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(4) A portion of the brokerage commissions that ING Eagle Asset Capital Appreciation, ING JPMorgan Small Cap Equity, ING Legg Mason Partners All Cap, ING Marsico Growth and ING MFS Mid Cap Growth Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Voluntary Management fee waiver, the total "Net Operating Expenses" for each Portfolio for the year ended December 31, 2005 would have been 1.25%, 1.48%, 1.33%, 1.34% and 1.20%, respectively. This arrangement may be discontinued at any time.

(5) Directed Services, Inc. ("DSI") has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Equity Portfolio. Based upon net assets as of December 31, 2005, the advisory fee waiver for this Portfolio would equal 0.025%. This expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

(6) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING Disciplined Small Cap Value, ING Equities Plus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios' average daily net assets, which is reflected in "Other Expenses." "Other Expenses" for ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios are estimated for the current fiscal year as they did not have a full calendar year of operations as of December 31, 2005. "Other Expenses" for ING Disciplined Small Cap Value, ING EquitiesPlus Portfolios and ING Global Real Estate are estimated for the as they had not commenced operations as of December 31, 2005.

(7) DSI and ING Investments, the Advisers, have entered into written expense limitation agreements with their respective Portfolios, under which they will limit expenses of the Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI or ING Investments within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2007. Pursuant to a side agreement effective September 23, 2005, DSI has effected an expense limit for ING Pioneer Fund Portfolio through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it. For ING MFS Utilities Portfolio, the expense limitation agreement will continue through at least May 1, 2007. For ING Disciplined Small Cap Value, ING Equities Plus, ING Global Real Estate and ING VP Index Plus International Equity Portfolios, the expense limitation agreement will continue through at least May 1, 2007. For ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING Pioneer Mid Cap Value Portfolios, the expense limitation agreement will continue through at least September 23, 2007. This amount also includes the 0.15% distribution (12b-1) fee waiver which footnote 2 explains in more detail. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI or ING Investments provide written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

(8) Directed Services, Inc. ("DSI") has voluntarily agreed to waive a portion of its advisory fee for the ING MFS Mid Cap Growth Portfolio. Including this waiver, the "Total Net Operating Expenses" for the Portfolio for the year ended December 31, 2005, would have been 1.35%. This arrangement may be discontinued by DSI at any time.

EXAMPLE.(1) This Example is intended to help you compare the cost of investing in ADV Class shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the ADV Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the ADV Class shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



PORTFOLIO                                               1 YEAR       3 YEARS     5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------
ING Disciplined Small Cap Value                         $  137       $   459     $    804     $  1,778
ING Eagle Asset Capital Appreciation                    $  128       $   431     $    757     $  1,678
ING Equities Plus                                       $  102       $   370     $    658     $  1,479
ING Evergreen Health Sciences                           $  138       $   462     $    810     $  1,789
ING Evergreen Omega                                     $  122       $   413     $    725     $  1,611
ING Global Real Estate                                  $  163       $   539     $    939     $  2,060
ING Global Resources Portfolio                          $  127       $   428     $    752     $  1,667
ING International                                       $  164       $   540     $    940     $  2,061
ING Janus Contrarian                                    $  143       $   475     $    831     $  1,833
ING JPMorgan Emerging Markets Equity                    $  188       $   613     $  1,064     $  2,315
ING JPMorgan Small Cap Equity                           $  150       $   501     $    876     $  1,929
ING JPMorgan Value Opportunities                        $  115       $   391     $    688     $  1,532
ING Julius Baer Foreign                                 $  155       $   512     $    893     $  1,964
ING Legg Mason Partners All Cap                         $  137       $   459     $    804     $  1,778
ING Legg Mason Value                                    $  142       $   472     $    825     $  1,822
ING Limited Maturity Bond                               $   91       $   316     $    559     $  1,257
ING Marsico Growth                                      $  138       $   462     $    810     $  1,789
ING Marsico International Opportunities                 $  130       $   457     $    806     $  1,792
ING MFS Mid Cap Growth                                  $  125       $   424     $    745     $  1,655
ING MFS Total Return                                    $  126       $   425     $    746     $  1,656
ING MFS Utilities                                       $  143       $   479     $    839     $  1,853
ING Oppenheimer Main Street(R)                          $  126       $   425     $    746     $  1,656
ING PIMCO Core Bond                                     $  121       $   410     $    720     $  1,600
ING PIMCO High Yield                                    $  112       $   382     $    672     $  1,498
ING Pioneer Fund                                        $  133       $   455     $    800     $  1,774
ING Pioneer Mid Cap Value                               $  127       $   428     $    752     $  1,667
ING VP Index Plus International Equity                  $  117       $   448     $    803     $  1,801



(1) The Example table numbers reflect the contractual expense limits for the one-year period and the first year of the three-, five-, and ten-year periods.

--------------------------------------------------------------------------------
                           SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME.


ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. The Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.


CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.


CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in Depositary Receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular

--------------------------------------------------------------------------------
                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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currency. A Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track

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the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.


HEALTHCARE SECTOR RISK. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.


HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INABILITY TO SELL SECURITIES RISK. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

INCOME RISK. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDEX STRATEGY RISK. Certain Portfolios use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between a Portfolio and the index performance may be affected by the Portfolio's expenses, and the timing of purchases and redemptions of the Portfolio's shares.


INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by industry.


INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more

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sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out

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of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.


MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.


OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks

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of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUSTS ("REITs") RISK. Investing in REITs may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

SECTOR RISK. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Portfolio than it would on a Portfolio that has securities representing a broader range of investments.


SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or

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the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

SPECIAL SITUATIONS RISK. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


UTILITIES INDUSTRY RISK. The Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise.

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Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the Portfolio than on a fund with a more broadly diversified portfolio.

VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

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PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


FUNDAMENTAL INVESTMENT POLICIES


The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.


NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

TEMPORARY DEFENSIVE POSITIONS

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's

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defensive investment position may not be effective in protecting its value. ING Evergreen Health Sciences and ING Evergreen Omega Portfolios may invest up to 100%, for temporary defensive purposes, in high quality money market instruments. ING Legg Mason Value Portfolio may invest without limit, for temporary defensive purposes, in investment grade, short-term debt instruments, including government, corporate and money market securities. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.


ADMINISTRATIVE SERVICES


In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios). DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of the Advisers, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios. The administrative services performed by ING Funds Services on behalf of DSI and ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio ("Distributor"). It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

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HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Advisers or Distributor, out of their own resources and without additional cost to the Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.


The distributing broker-dealer for the Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.


The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms"). The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of the Portfolios (a 0.25% shareholder service fee and at 0.50% distribution fee). Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

SERVICES BY FINANCIAL SERVICE FIRMS

Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by Qualified Plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms also may perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge Qualified Plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, Qualified Plans may charge plan participants for certain expenses. A firm or a Qualified Plan may be paid for its services directly by the Portfolios or DSI. These fees and additional amounts could reduce an investment

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return in ADV Class shares of the Portfolios. Financial service firms and Qualified Plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services.


INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS

Each Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment options, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plan, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

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FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the Plan documentation for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are indirectly subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolios' portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

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REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

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                                 NET ASSET VALUE
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The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -  Securities of an issuer that has entered into a restructuring;

   -  Securities whose trading has been halted or suspended;

   - Fixed income securities that have gone into default and for which there are no current market value quotations; and

   -  Securities that are restricted as to transfer or resale.

The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contact holder or Qualified Plan participant is received in proper form.

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                          MANAGEMENT OF THE PORTFOLIOS

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ADVISERS


DSI, a New York corporation, and ING Investments, an Arizona corporation, serve as the adviser to each of their respective Portfolios. DSI and ING Investments have overall responsibility for the management of each of their respective Portfolios. DSI and ING Investments provide or oversee all investment advisory and portfolio management services for each of their respective Portfolios, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of each of their respective Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSI and ING Investments are registered with the SEC as investment advisers and DSI is registered with the NASD as a broker-dealer.

DSI and ING Investments are indirect, wholly-owned subsidiaries of ING Groep (NYSE: ING) ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2005, DSI managed over $22.3 billion in registered investment company assets. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona, 85258. As of December 31, 2005, ING Investments had approximately $42 billion in registered investment company assets.

DSI and ING Investments, subject to the supervision of the Board, each act as a "manager-of-managers" for certain of their respective Portfolios. In this capacity, DSI and ING Investments oversee the Trust's day-to-day operations and oversee the investment activities of each of their respective Portfolios. DSI and ING Investments delegate to each of their respective Portfolio's Sub-Adviser the responsibility for investment management, subject to their oversight. DSI and ING Investments monitor the investment activities of the Sub-Advisers. From time to time, DSI and ING Investments also recommend the appointment of additional or replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust, DSI and ING Investments received exemptive relief from the SEC permiting DSI and ING Investments with the approval of the Board, to replace a non-affiliated sub-adviser with as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Trust will notify shareholders of any change in the identity of a sub-adviser of a Portfolio of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

ADVISORY FEE

DSI or ING Investments receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios (or the combined net assets of two or more Portfolios).


The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:


                                                        ADVISORY FEE
PORTFOLIO                                   (AS A % OF AVERAGE DAILY NET ASSETS)
ING Disciplined Small Cap Value                             0.55%
ING Eagle Asset Capital Appreciation                        0.65%
ING Equities Plus                                           0.30%
ING Evergreen Health Sciences                               0.75%
ING Evergreen Omega                                         0.60%
ING Global Real Estate                                      0.80%
ING Global Resources                                        0.65%
ING International                                           1.00%
ING Janus Contrarian                                        0.79%
ING JPMorgan Emerging Markets Equity                        1.25%

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                                                        ADVISORY FEE
PORTFOLIO                                   (AS A % OF AVERAGE DAILY NET ASSETS)
ING JPMorgan Small Cap Equity                               0.89%
ING JPMorgan Value Opportunities                            0.40%
ING Julius Baer Foreign                                     0.92%
ING Legg Mason All Cap                                      0.74%
ING Legg Mason Value                                        0.79%
ING Limited Maturity Bond                                   0.28%
ING Marsico Growth(1)                                       0.76%
ING Marsico International Opportunities                     0.54%
ING MFS Mid Cap Growth(2)                                   0.63%
ING MFS Total Return                                        0.64%
ING MFS Utilities                                           0.60%
ING Oppenheimer Main Street(R)                              0.63%
ING PIMCO Core Bond                                         0.59%
ING PIMCO High Yield                                        0.49%
ING Pioneer Fund                                            0.74%
ING Pioneer Mid Cap Value                                   0.66%
ING VP Index Plus International Equity                      0.45%



(1) DSI voluntarily waived 0.05% of its advisory fee for ING Marsico Growth Portfolio for assets in excess of ($1.3 billion) through December 31, 2005.

(2) For the year ended December 31, 2005, DSI voluntarily waived a portion of its management fee for ING MFS Mid Cap Growth Portfolio in an amount equal to 0.01%.

For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2005. However, the discussion regarding ING EquitiesPlus and ING Global Real Estate Portfolios will be contained in the Portfolios' semi-annual shareholder report dated June 30, 2006.

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                             TAXES AND DISTRIBUTIONS

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Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a RIC, a Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the Prospectus for the Variable Contracts or your tax adviser for information regarding taxes applicable to the Variable Contracts.


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                                   PERFORMANCE
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PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. ING Evergreen Health Sciences Portfolio, ING Evergreen Omega Portfolio, ING Global Real Estate Portfolio, ING JPMorgan Emerging Markets Equity Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Julius Baer Foreign Portfolio, ING Legg Mason Value Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Oppenheimer Main Street Portfolio(R), ING PIMCO High Yield Portfolio, ING Pioneer Fund Portfolio, ING Pioneer Mid Cap Value Portfolio and ING VP Index Plus International Equity Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by EIMC, IIMA, INGCRES, ING IM, JBIM, JPMorgan, Legg Mason, Marsico, MFS, OppenheimerFunds, PIMCO or Pioneer.


While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.


The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.

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The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2005, as well as a comparison with the performance of the applicable benchmarks.(1)


                                                                                                                      10 YEARS
                                                                                                                      (OR SINCE
                                                                                1 YEAR      3 YEARS     5 YEARS       INCEPTION)
Evergreen Health Care Fund - Class A (EHABX)                                     10.16%      20.85%       6.65%        21.09%(2)
(Comparable to ING Evergreen Health Sciences Portfolio)
S&P 500(R) Index                                                                  7.58%       9.04%      14.82%        15.58%(3)
S&P 1500 Supercomposite Healthcare Sector Index                                   7.49%       9.42%      (1.39)%        9.77%(3)

Evergreen Omega Fund - Class A (EKOAX)                                            3.26%      15.16%      (1.14)%        7.57%
(Comparable to ING Evergreen Omega Portfolio)
Russell 1000(R) Growth Index                                                      9.25%       9.53%      18.53%        19.54%

ING Global Real Estate Fund - Class A (IGLAX)                                    14.11%         30%         --         24.01%(4)
(Comparable to ING Global Real Estate Portfolio)
S&P/Citigroup World Property Industry Index                                      14.83%       30.3%      18.22%        10.72%(5)

ING Index Plus International Equity Fund - Class A (IFIAX)                          --          --          --         (2.74)%(6)
(Comparable to ING VP Index Plus International Equity Portfolio)
MSCI EAFE(R) Index                                                               14.02%      24.18%       4.94%         6.18%(7)

JPMorgan Emerging Markets Fund - Class A (JFAMX)                                 27.74%      37.79%         --          28.5%(8)
(Comparable to ING JPMorgan Emerging Markets Equity Portfolio)
MSCI Emerging Market Index(SM)                                                   34.54%      38.35%      19.44%         6.98%(9)

JPMorgan Value Opportunities Fund - Class A (JVOAX)                               3.66%      17.22%         --          8.95%(10)
(Comparable to ING JPMorgan Value Opportunities Portfolio)
Russell 1000(R) Value Index                                                       7.05%      17.49%       5.28%        10.94%(11)

Julius Baer International Equity Fund - Class A (BJBIX)                          17.05%      25.16%       8.91%        15.68%
(Comparable to ING Julius Baer Foreign Portfolio)
MSCI EAFE(R) Index                                                               14.02%      24.18%       4.94%         6.18%

Legg Mason Value Fund - Class I (LMNVX)                                           6.36%      20.37%       5.53%        16.32%
(Comparable to ING Legg Mason Value Portfolio)
S&P 500(R) Index                                                                  7.58%       9.04%      14.82%        15.58%

Marsico International Opportunities Fund (MIOFX)                                 19.14%      25.44%       8.96%          7.4%(12)
(Comparable to ING Marsico International Opportunities Portfolio)
MSCI EAFE(R) Index                                                               14.02%      24.18%       4.94%         6.18%(13)

MFS Utilities Fund - Class A (MMUFX)                                             16.81%      27.29%        3.2%        11.88%
(Comparable to ING MFS Utilities Portfolio)
S&P 500 Utilities Index                                                          16.83%      22.41%      (2.24)%        6.78%

Oppenheimer Main Street Fund - Class A (MSIGX)                                    5.74%      13.66%       1.16%         7.67%
(Comparable to ING Oppenheimer Main Street Portfolio(R))
S&P 500(R) Index                                                                  7.58%       9.04%      14.82%        15.58%

--------------------------------------------------------------------------------
                             PERFORMANCE (CONTINUED)
--------------------------------------------------------------------------------


                                                                                                                      10 YEARS
                                                                                                                      (OR SINCE
                                                                                1 YEAR      3 YEARS     5 YEARS       INCEPTION)
PIMCO High Yield Fund - Class A (PHDAX)                                           4.21%      11.86%       7.65%         6.48%(14)
(Comparable to ING PIMCO High Yield Portfolio)
Merrill Lynch US High Yield BB-B Rated Constrained Index                          3.39%      11.77%       8.28%           --(15)
Merrill Lynch U.S. High Yield BB-B Rated Index                                    3.35%      11.79%       7.76%           --(15)

Pioneer Fund - Class A (PIODX)                                                    6.39%      13.95%       0.95%        10.01%
(Comparable to ING Pioneer Fund Portfolio)
S&P 500(R) Index                                                                  7.58%       9.04%      14.82%        15.58%

Pioneer Mid Cap Value Fund - Class A (PCGRX)                                      7.66%      21.48%      10.74%        10.67%
(Comparable to ING Pioneer Mid Cap Value Portfolio)
Russell Midcap(R) Value Index                                                    12.65%      24.38%      12.21%        13.65%



(1) The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500(R) Index, S&P MidCap 400 Index and the S&P SmallCap 600 Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The S&P/Citigroup World Property Industry is an unmanaged market-weighted total return index which consists of many companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities. The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia, and the Far East. The MSCI Emerging Markets Index(SM) is an unmanaged index that is comprised of equity securities in emerging markets. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Utilities Index measures the performance of the utilities sector. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's, respectively. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index is intended to be the comparative index for the Portfolio. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.
(2)  Portfolio commenced operations on December 22, 1999.
(3)  Index Return is for period beginning January 1, 2000.
(4)  Portfolio commenced operations on November 5, 2001.
(5)  Index Return is for period beginning November 1, 2001.
(6)  Portfolio commenced operations on December 21, 2005.
(7)  Index Return is for period beginning January 1, 2006.
(8)  Portfolio commenced operations on September 28, 2001.
(9)  Index Return is for period beginning October 1, 2001.
(10) Portfolio commenced operations on December 31, 2001.
(11) Index Return is for period beginning January 1, 2002.
(12) Portfolio commenced operations on June 30, 2000.
(13) Index Return is for period beginning July 1, 2000.
(14) Portfolio commenced operations on January 13, 1997.
(15) Index Return is for period beginning January 1, 1997.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's ADV Class shares' financial performance for the past 5 years (or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. For the years ended December 31, 2005, 2004 and 2003, the financial information has been derived from the Portfolios' financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered public accounting firm.

Because the ADV Class shares of ING Eagle Asset Capital Appreciation, ING Evergreen Health Sciences, ING Evergreen Omega, ING Global Resources, ING International, ING Janus Contrarian, ING JPMorgan Emerging Markets Equity, ING JPMorgan Value Opportunities, ING Julius Baer Foreign, ING Legg Mason Partners All Cap ING Limited Maturity Bond, ING Marsico International Opportunities, ING MFS Mid Cap Growth, ING MFS Utilities, ING Oppenheimer Main Street, ING PIMCO Core Bond, ING Pioneer Fund, ING Pioneer Mid Cap Value, ING PIMCO High Yield Portfolios and ING VP Index Plus International Equity had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end) audited financial highlights are presented for Service Class ("Class S") shares of these Portfolios.

Because ING Disciplined Small Cap Value, ING Equities Plus and ING Global Real Estate Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end), audited financial highlights are not available.


ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO


                                                                        CLASS S
                                                  -------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                      2005       2004     2003     2002*     2001
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year         $           18.22      16.00    12.80    15.55     16.61
 Income (loss) from investment operations:
 Net investment income                      $            0.16*      0.21     0.15     0.13      0.12
 Net realized and unrealized gain
  (loss) on investments                     $           (0.11)      2.17     3.08    (2.78)    (0.86)
 Total from investment operations           $            0.05       2.38     3.23    (2.65)    (0.74)
 Less distributions from:
 Net investment income                      $            0.22       0.16     0.03     0.10      0.11
 Net realized gain on investments           $              --         --       --       --      0.21
 Total distributions                        $            0.22       0.16     0.03     0.10      0.32
 Net asset value, end of year               $           18.05      18.22    16.00    12.80     15.55
 TOTAL RETURN(1)                            %            0.30      14.88    25.26   (17.05)    (4.43)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)            $         188,798    229,065  217,037  177,515   204,675
 Ratios to average net assets:
 Net expenses after brokerage
  commission recapture                      %            0.90       0.91     0.94     0.94      0.95
 Gross expenses prior to brokerage
  commission recapture                      %            0.91       0.92     0.94     0.95      0.95
 Net investment income                      %            0.89       1.16     1.10     0.90      0.76
 Portfolio turnover rate                    %              54        125       43       41        61



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN HEALTH SCIENCES PORTFOLIO


                                                                                           CLASS S
                                                                                 ----------------------------
                                                                                                    MAY 3,
                                                                                  YEAR ENDED      2004(1) TO
                                                                                 DECEMBER 31,    DECEMBER 31,
                                                                                     2005            2004
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                         $        10.00           10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                                 $         0.00*          (0.01)
 Net realized and unrealized gain on investments                              $         1.04            0.01
 Total from investment operations                                             $         1.04              --
 Less distributions from:
 Net investment income                                                        $         0.00*             --
 Net realized gains on investments                                            $         0.35              --
 Total distributions                                                          $         0.35              --
 Net asset value, end of period                                               $        10.69           10.00
 TOTAL RETURN(2)                                                              %        10.41            0.00

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                            $      166,655          31,957
 Ratios to average net assets:
 Expenses(3)                                                                  %         1.01            1.00
 Net investment income(3)                                                     %        (0.04)          (0.27)
 Portfolio turnover rate                                                      %          118              88


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.


*    Amount is less than $0.01.


ING EVERGREEN OMEGA PORTFOLIO


                                                                                           CLASS S
                                                                                 ----------------------------
                                                                                                    MAY 3,
                                                                                  YEAR ENDED      2004(1) TO
                                                                                 DECEMBER 31,    DECEMBER 31,
                                                                                     2005            2004
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                         $          10.54           10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                                 $          (0.02)           0.03
 Net realized and unrealized gain (loss) on investments                       $           0.44            0.56
 Total from investment operations                                             $           0.42            0.59
 Less distributions from:
 Net investment income                                                        $             --            0.05
 Total distributions                                                          $             --            0.05
 Net asset value, end of period                                               $          10.96           10.54
 TOTAL RETURN(2)                                                              %           3.98            5.86

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                            $          8,096           5,670
 Ratios to average net assets:
 Expenses(3)                                                                  %           0.85            0.85
 Net investment income(3)                                                     %          (0.23)           0.28
 Portfolio turnover rate                                                      %            140              87


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING GLOBAL RESOURCES PORTFOLIO



                                                                       CLASS S
                                                  -------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                      2005      2004(1)   2003    2002(1)    2001
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year          $         15.71      14.89     9.81     9.79     11.14
 Income (loss) from investment operations:
 Net investment income                       $          0.13       0.20*    0.16     0.16*     0.19
 Net realized and unrealized gain
  (loss) on investments and foreign
  currencies                                 $          5.55       0.75     4.96    (0.08)    (1.54)
 Total from investment operations            $          5.68       0.95     5.12     0.08     (1.35)
 Less distributions from:
 Net investment income                       $          0.14       0.13     0.04     0.06        --
 Net realized gain on investments            $          0.90         --       --       --        --
 Total distributions                         $          1.04       0.13     0.04     0.06        --
 Net asset value, end of year                $         20.35      15.71    14.89     9.81      9.79
 TOTAL RETURN(1)                             %         37.73       6.42    52.22     0.80    (12.12)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)             $       379,936    190,176  144,294   69,313    33,787
 Ratios to average net assets:
 Expenses                                    %          0.90       0.91     0.94     0.94      0.95
 Net investment income                       %          1.01       1.69     2.52     1.50      1.68
 Portfolio turnover rate                     %           334        176      117      187       240


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING INTERNATIONAL PORTFOLIO


                                                                            CLASS S
                                                     ---------------------------------------------------
                                                                                            DECEMBER 17,
                                                           YEAR ENDED DECEMBER 31,           2001(1) TO
                                                     ------------------------------------   DECEMBER 31,
                                                      2005       2004     2003     2002         2001
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $         10.27       8.88     6.89      8.29          8.26
 Income (loss) from investment operations:
 Net investment income (loss)                $          0.14       0.12     0.09      0.06*        (0.00)**
 Net realized and unrealized gain
  (loss) on investments and foreign
  currencies                                 $          0.82       1.36     1.92     (1.40)         0.03
 Total from investment operations            $          0.96       1.48     2.01     (1.34)         0.03
 Less distributions from:
 Net investment income                       $          0.25       0.09     0.02      0.04            --
 Net realized gain on investments            $          0.52         --       --      0.02            --
 Total distributions                         $          0.77       0.09     0.02      0.06            --
 Net asset value, end of period              $         10.46      10.27     8.88      6.89          8.29
 TOTAL RETURN(2)                             %         10.50      16.71    29.17    (16.15)         0.36

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $       179,170    201,115  184,662   139,789       171,577
 Ratios to average net assets:
 Expenses(3)                                 %          1.26       1.26     1.26      1.26          1.25
 Net investment income (loss)(3)             %          1.29       1.19     1.19      0.69         (0.15)
 Portfolio turnover rate                     %           123         87      116       115            99


(1)  Commencement of operations.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

**   Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO


                                                                       CLASS S
                                                  -------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                      2005       2004     2003     2002      2001
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $         11.01       9.40     6.25     8.44      8.91
 Income (loss) from investment operations:
 Net investment income (loss)                $          0.04*      0.01    (0.03)   (0.03)*    0.00**
 Net realized and unrealized gain
  (loss) on investments and foreign
  currencies                                 $          1.68       1.60     3.18    (2.16)    (0.45)
 Total from investment operations            $          1.72       1.61     3.15    (2.19)    (0.45)
 Less distributions from:
 Net investment income                       $          0.01         --       --       --      0.02
 Total distributions                         $          0.01         --       --       --      0.02
 Net asset value, end of period              $         12.72      11.01     9.40     6.25      8.44
 TOTAL RETURN(2)                             %         15.61      17.13    50.40   (25.95)    (5.03)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $        81,925     65,770   53,873   21,815    26,151
 Ratios to average net assets:
 Net expenses after brokerage
  commission recapture                       %          1.05       1.05     1.08     1.07      1.11
 Gross expenses prior to brokerage
  commission recapture                       %          1.05       1.06     1.11     1.11      1.11
 Net investment income (loss)                %          0.34       0.14    (0.50)   (0.42)     0.25
 Portfolio turnover rate                     %            47         33       43       54        95



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

**   Amount is less than $0.01.


ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO


                                                                         CLASS S
                                                  -------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                     2005(1)     2004     2003     2002      2001
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $         10.89       9.28     6.34     7.10      7.59
 Income from investment operations:
 Net investment income                       $          0.11*      0.05     0.06     0.02*     0.09
 Net realized and unrealized gain
  (loss) on investments and foreign
  currencies                                 $          3.68       1.60     2.90    (0.78)    (0.49)
 Total from investment operations            $          3.79       1.65     2.96    (0.76)    (0.40)
 Less distributions from:
 Net investment income                       $          0.01       0.04     0.02       --      0.08
 Net realized gain on investments            $            --         --       --       --      0.01
 Total distributions                         $          0.01       0.04     0.02       --      0.09
 Net asset value, end of period              $         14.67      10.89     9.28     6.34      7.10
 TOTAL RETURN(2)                             %         34.82      17.76    46.62   (10.70)    (5.25)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $       366,350    156,615  113,494   62,732    74,797
 Ratios to average net assets:
 Net expenses after expense
  waiver(3)(4)                               %          1.50       1.54     1.77     1.76      1.76
 Gross expenses prior to expense
  waiver(3)(4)                               %          1.50
 Net investment income(3)                    %          0.90       0.62     1.06     0.25      1.27
 Portfolio turnover rate                     %            85        166       95      166       180



(1) Since April 29, 2005. J.P. Morgan Investment Management Inc. has served as Sub-Adviser for the ING JPMorgan Emerging Markets Equity Portfolio. Prior to that date, a different firm served as Sub-Adviser.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 Shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO


                                                                                           ADV CLASS
                                                                                 ----------------------------
                                                                                                  AUGUST 12,
                                                                                  YEAR ENDED      2004(1) TO
                                                                                 DECEMBER 31,    DECEMBER 31,
                                                                                     2005            2004
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period                                        $          13.34           10.76
 Income (loss) from investment operations:
 Net investment loss                                                         $          (0.03)*         (0.02)
 Net realized and unrealized gain (loss) on investments                      $           0.44            2.61
 Total from investment operations                                            $           0.41            2.59
 Less distributions from:
 Net realized gains on investments                                           $           1.31            0.01
 Total distributions                                                         $           1.31            0.01
 Net asset value, end of period                                              $          12.44           13.34
 TOTAL RETURN(2)                                                             %           3.37           24.11

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                        $            746             260
 Ratio to average net assets:
 Net expenses after brokerage commission recapture and after
  waiver/reimbursement of expenses(3)(4)                                     %           1.48            1.49
 Net expenses after waiver/reimbursement of expenses and prior to
  brokerage commission recapture(3)(4)                                       %           1.49
 Gross expenses prior to brokerage commission recapture and
  waiver/reimbursement of expenses(3)(4)                                     %           1.64            1.49
 Net investment loss(3)                                                      %         (0.21)           (0.38)
 Portfolio turnover rate                                                     %             57             147


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.


(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO


                                                                                                   CLASS S
                                                                                                 ------------
                                                                                                   APRIL 29,
                                                                                                  2005(1) TO
                                                                                                 DECEMBER 31,
                                                                                                     2005
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                        $          10.00
 Income (loss) from investment operations:
 Net investment income                                                                       $           0.11*
 Net realized and unrealized loss on investments                                             $           0.63
 Total from investment operations                                                            $           0.74
 Net asset value, end of period                                                              $          10.74
 Total Return(2)                                                                             %           7.40

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                           $        169,410
 Ratios to average net assets:
 Net expenses after expense waiver/reimbursement of expenses(3)(4)                           %           0.78
 Gross expenses prior to expense reimbursement of expenses(3)(4)                             %           0.78
 Net investment income(3)                                                                    %           1.53
 Portfolio turnover rate                                                                     %             48


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.


(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO


                                                                 CLASS S
                                                 ----------------------------------------
                                                                                MAY 1,
                                                   YEAR ENDED DECEMBER 31,    2002(1) TO
                                                 --------------------------  DECEMBER 31,
                                                   2005      2004   2003(2)      2002
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $     12.22     10.42     8.28         10.00
 Income (loss) from investment operations:
 Net investment income                       $      0.10*     0.05     0.04          0.04*
 Net realized and unrealized gain (loss) on
  investments and foreign currencies         $      1.77      1.83     2.52         (1.74)
 Total from investment operations            $      1.87      1.88     2.56         (1.70)
 Less distributions from:
 Net investment income                       $      0.01      0.01     0.07          0.02
 Net realized gain on investments            $      1.02      0.07     0.35            --
 Total distributions                         $      1.03      0.08     0.42          0.02
 Net asset value, end of period              $     13.06     12.22    10.42          8.28
 TOTAL RETURN(3)                             %     15.35     18.03    31.06        (16.97)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $   811,202   379,495   37,205         9,147
 Ratios to average net assets:
 Expenses(4)                                 %      1.17      1.21     1.25          1.25
 Net investment income(4)                    %      0.76      0.39     0.69          0.57
 Portfolio turnover rate                     %        92       104      183            23



(1)  Commencement of operations.

(2) Since September 2, 2003, Julius Baer Investment Management has served as the Sub-Adviser for the ING Julius Baer Foreign Portfolio. Prior to that date, a different firm served as Sub-Adviser.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4)  Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING LEGG MASON PARTNERS ALL CAP PORTFOLIO



                                                                    CLASS S
                                                --------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                                --------------------------------------------------
                                                  2005      2004      2003      2002        2001
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year         $      12.79     11.88      8.56     11.53       11.45
 Income (loss) from investment operations:
 Net investment income                      $       0.09*     0.05      0.03      0.03*       0.09
 Net realized and unrealized gain
  (loss) on investments                     $       0.48      0.88      3.30     (2.98)       0.12
 Total from investment operations           $       0.57      0.93      3.33     (2.95)       0.21
 Less distributions from:
 Net investment income                      $       0.06      0.02      0.01      0.02        0.09
 Net realized gain on investments           $         --        --        --        --        0.04
 Total distributions                        $       0.06      0.02      0.01      0.02        0.13
 Net asset value, end of year               $      13.30     12.79     11.88      8.56       11.53
 TOTAL RETURN(2)                            %       4.52      7.85     38.85    (25.57)       1.91

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)            $    376,242   515,344   429,843   252,792     307,030
 Ratios to average net assets:
 Net expenses after brokerage
  commission recapture                      %       0.98      0.97      0.98      1.01        1.01
 Gross expenses prior to brokerage
  commission recapture                      %       1.00      1.00      1.00      1.01        1.01
 Net investment income                      %       0.68      0.44      0.30      0.32        1.15
 Portfolio turnover rate                    %         37        32        21       139          75



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO


                                                        CLASS ADV
                                                      ------------
                                                        APRIL 11,
                                                       2005(1) TO
                                                      DECEMBER 31,
                                                          2005
------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period             $           9.55
 Income (loss) from investment operations:
 Net investment loss                              $          (0.06)*
 Net realized and unrealized gain on investments  $           1.12
 Total from investment operations                 $           1.06
 Less distributions from:
 Net realized gain on investments                 $           0.02
 Total distributions                              $           0.02
 Net asset value, end of period                   $          10.59
 TOTAL RETURN(2)                                  %          11.11

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                $          2,653
 Ratios to average net assets:
 Net expenses after expense waiver(3)(4)          %           1.39
 Gross expenses prior to expense waiver(3)(4)     %           1.54
 Net investment loss(3)                           %          (0.60)
 Portfolio turnover rate                          %             11



(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.


(3)  Annualized for periods less than one year.


(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING LIMITED MATURITY BOND PORTFOLIO


                                                                   CLASS S
                                                --------------------------------------------------
                                                             YEAR ENDED DECEMBER 31,
                                                --------------------------------------------------
                                                  2005      2004      2003      2002        2001
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year         $      11.10     11.65     11.44     11.02       10.53
 Income (loss) from investment operations:
 Net investment income                      $       0.37*     0.65*     0.43      0.46*       0.41
 Net realized and unrealized gain
  (loss) on investments                     $      (0.19)    (0.49)    (0.10)     0.34        0.52
 Total from investment operations           $       0.18      0.16      0.33      0.80        0.93
 Less distributions from:
 Net investment income                      $       0.53      0.61     (0.09)    (0.33)      (0.44)
 Net realized gain on investments           $       0.03      0.10     (0.03)    (0.05)         --
 Total distributions                        $       0.56      0.71     (0.12)    (0.38)      (0.44)
 Net asset value, end of year               $      10.72     11.10     11.65     11.44       11.02
 TOTAL RETURN(2)                            %       1.63      1.38      2.84      7.24        8.84

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)            $    300,275   393,161   572,056   611,262     462,492
 Ratios to average net assets:
 Expenses                                   %       0.54      0.53      0.53      0.53        0.53
 Net investment income                      %       3.44      3.35      3.26      4.03        4.98
 Portfolio turnover rate                    %        219       197        91       169         117



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO


                                                                               ADV CLASS
                                                                  ---------------------------------
                                                                      YEAR ENDED         AUGUST 1,
                                                                     DECEMBER 31,       2003(1) TO
                                                                  ------------------   DECEMBER 31,
                                                                    2005       2004       2003(1)
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period                         $     14.47      12.90          12.92
 Income (loss) from investment operations:
 Net investment income (loss)                                 $     (0.06)*    (0.02)          0.00**
 Net realized and unrealized gain (loss) on investments and
  foreign currencies                                          $      1.29       1.59          (0.02)
 Total from investment operations                             $      1.23       1.57          (0.02)
 Net asset value, end of period                               $     15.70      14.47          12.90
 TOTAL RETURN(2)                                              %      8.50      12.17          (0.15)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                         $     6,456      1,784             35
 Ratio to average net assets:
 Net expenses after brokerage commission recapture and after
  waiver/reimbursement of expenses(3)(4)                      %      1.34       1.35           0.97
 Net expenses after waiver/reimbursement of expenses and
  prior to brokerage commission recapture(3)(4)               %      1.36       1.38           0.99
 Gross expenses prior to brokerage commission recapture and
  prior to waiver/reimbursement of expenses(3)(4)             %      1.51       1.38           0.99
 Net investment loss(3)                                       %     (0.41)     (0.28)         (0.93)
 Portfolio turnover rate                                      %        72         72             82


(1)  Commencement of operations.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

**   Amount is less than $0.01.


ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO


                                                            CLASS S
                                                          ------------
                                                             MAY 2,
                                                           2005(1) TO
                                                          DECEMBER 31,
                                                             2005
----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $          10.00
 Income from investment operations:
 Net investment income                                $           0.02*
 Net realized and unrealized gain on investments      $           2.51
 Total from investment operations                     $           2.53
 Less distributions from:
 Net investment income                                $           0.01
 Net realized gain on investments                     $           0.16
 Total distributions                                  $           0.17
 Net asset value, end of period                       $          12.36
 TOTAL RETURN(2)                                      %          25.35

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $        150,499
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)       %           0.93
 Gross expenses prior to expense reimbursement(3)     %           1.02
 Net investment income(3)(4)                          %           0.22
 Portfolio turnover rate                              %             73


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS MID CAP GROWTH PORTFOLIO


                                                                       CLASS S
                                                --------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                                --------------------------------------------------
                                                  2005      2004      2003      2002        2001
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year         $      11.62     10.10      7.26     14.18       18.67
 Income (loss) from investment operations:
 Net investment loss                        $      (0.04)    (0.07)    (0.03)    (0.05)*     (0.10)
 Net realized and unrealized gain
  (loss) on investments and foreign
  currencies                                $       0.40      1.59      2.87     (6.87)      (4.31)
 Total from investment operations           $       0.36      1.52      2.84     (6.92)      (4.41)
 Less distributions from:
 Net realized gain on investments           $         --        --        --        --       (0.08)
 Total distributions                        $         --        --        --        --       (0.08)
 Net asset value, end of year               $      11.98     11.62     10.10      7.26       14.18
 TOTAL RETURN(1)                            %       3.10     15.05     39.12    (48.80)     (23.62)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)            $    630,058   764,301   743,049   522,323   1,133,396
 Ratios to average net assets:
 Net expenses after brokerage commission
  recapture and reimbursement of unified
  fee(2)                                    %       0.85      0.87      0.86      0.84        0.89
 Net expenses after reimbursement of
  unified fee and prior to brokerage
  commission recapture                      %       0.88      0.89      0.90      0.90        0.89
 Gross expenses prior to brokerage
  commission recapture and reimbursement
  of unified fee(2)                         %       0.89      0.89      0.90      0.90        0.89
 Net investment loss                        %      (0.38)    (0.58)    (0.41)    (0.44)      (0.64)
 Portfolio turnover rate                    %         79        80        95       163          94



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING MFS TOTAL RETURN PORTFOLIO


                                                                             ADV CLASS
                                                                  ---------------------------------
                                                                      YEAR ENDED       DECEMBER 16,
                                                                     DECEMBER 31,       2003(1) TO
                                                                  ------------------   DECEMBER 31,
                                                                   2005       2004        2003
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period                         $     18.67      17.19          16.82
 Income (loss) from investment operations:
 Net investment income                                        $      0.36*      0.39*          0.01
 Net realized and unrealized gain (loss) on investments and
  foreign currencies                                          $      0.09       1.47           0.45
 Total from investment operations                             $      0.45       1.86           0.46
 Less distributions from:
 Net investment income                                        $      0.41       0.38           0.09
 Net realized gain on investments                             $      0.66         --             --
 Total distributions                                          $      1.07       0.38           0.09
 Net asset value, end of period                               $     18.05      18.67          17.19
 TOTAL RETURN(2)                                              %      2.53      10.83           2.77

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                         $     5,839      3,159              1
 Ratios to average net assets:
 Net expenses after brokerage commission recapture
  and after waiver/reimbursement of expenses(3)(4)            %      1.25       1.23           1.04
 Net expenses after waiver/reimbursement of
  expenses and prior to brokerage commission recapture(3)(4)  %      1.25       1.23           1.04
 Gross expenses prior to brokerage commission recapture and
  reimbursement of unified fees(3)                            %      1.40       1.24           1.05
 Net investment income(3)                                     %      1.98       2.08           1.85
 Portfolio turnover rate                                      %        51         66             57



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS UTILITIES PORTFOLIO


                                                            CLASS S
                                                          ------------
                                                             MAY 2,
                                                           2005(1) TO
                                                          DECEMBER 31,
                                                             2005
----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $          10.07
 Income (loss) from investment operations:
 Net investment income                                $           0.10*
 Net realized and unrealized gain on investments      $           1.34
 Total from investment operations                     $           1.44
 Less distributions from:
 Net investment income                                $           0.08
 Net realized gains on investments                    $           0.23
 Total distributions                                  $           0.31
 Net asset value, end of period                       $          11.20
 TOTAL RETURN(2)                                      %          14.25

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $        168,701
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)          %           1.05
 Gross expenses prior to expense reimbursement        %           1.07
 Net investment income(3)                             %           1.31
 Portfolio turnover rate                              %            152


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING OPPENHEIMER MAIN STREET PORTFOLIO(R)


                                                                       CLASS S
                                                --------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                                --------------------------------------------------
                                                  2005      2004      2003      2002        2001
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year         $      16.65     14.87     11.96     16.00       20.95
 Income (loss) from investment operations:
 Net investment income (loss)               $       0.17*     0.16      0.11      0.07*       0.03
 Net realized and unrealized gain
  (loss) on investments and foreign
  currencies                                $       0.78      1.75      2.83     (4.05)      (4.53)
 Total from investment operations           $       0.95      1.91      2.94     (3.98)      (4.50)
 Less distributions from:
 Net investment income                      $       0.16      0.13      0.03      0.06        0.02
 Net realized gain on investments           $         --        --        --        --        0.43
 Total distributions                        $       0.16      0.13      0.03      0.06        0.45
 Net asset value, end of period             $      17.44     16.65     14.87     11.96       16.00
 TOTAL RETURN(1)                            %       5.73     12.88     24.57    (24.87)     (21.46)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)            $    559,041   624,376   644,823   563,470     871,059
 Ratios to average net assets:
 Net expenses after brokerage commission
  recapture and reimbursement of unified
  fees(3)                                   %       0.89      0.86      0.84      0.84        0.89
 Net expenses after reimbursement of
  unified fees and prior to brokerage
  commission recapture                      %       0.89      0.88      0.84      0.84        0.89
 Gross expenses prior to brokerage
  commission recapture and reimbursement
  of unified fees                           %       0.89      0.89      0.90      0.90        0.89
 Net investment income (loss)               %       1.01      0.87      0.86      0.57        0.15
 Portfolio turnover rate                    %         80       175       130       109          97


(1) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO


                                                                        CLASS S
                                                  ------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                                  ------------------------------------------------------
                                                      2005        2004       2003      2002      2001(1)
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year            $       10.92       10.72      10.39      9.79       9.60
 Income (loss) from investment operations:
 Net investment income                         $        0.35*       0.35*      0.41      0.36*      0.26
 Net realized and unrealized gain (loss) on
  investments, foreign currencies, futures,
  options and swaps                            $       (0.08)       0.16       0.10      0.48      (0.02)
 Total from investment operations              $        0.27        0.51       0.51      0.84       0.24
 Less distributions from:
 Net investment income                         $        0.38        0.29       0.05      0.16         --
 Net realized gain on investments              $        0.10        0.02       0.13      0.08       0.05
 Total distributions                           $        0.48        0.31       0.18      0.24       0.05
 Net asset value, end of year                  $       10.71       10.92      10.72     10.39       9.79
 TOTAL RETURN(2)                               %        2.46        4.78       4.84      8.68       2.46

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)               $   1,059,548     744,258    525,001   437,548    122,176
 Ratios to average net assets:
 Expenses                                      %        0.84        0.86       0.87      0.93       1.13
 Net investment income                         %        3.23        3.21       3.55      3.56       3.30
 Portfolio turnover rate                       %         760         279        402       605        745



(1) Since May 1, 2001, Pacific Investment Management Company has served as the Sub-Adviser of the ING PIMCO Core Bond Portfolio. Prior to that date, a different firm served as Sub-Adviser.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING PIMCO HIGH YIELD PORTFOLIO


                                                                                            CLASS S
                                                                                 ----------------------------
                                                                                    YEAR            MAY 3,
                                                                                    ENDED         2004(1) TO
                                                                                 DECEMBER 31,    DECEMBER 31,
                                                                                    2005            2004
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                        $          10.50           10.00
 Income (loss) from investment operations:
 Net investment income                                                       $           0.67*           0.42
 Net realized and unrealized gain (loss) on investments                      $          (0.24)           0.48
 Total from investment operations                                            $           0.43            0.90
 Less distributions from:
 Net investment income                                                       $           0.70            0.40
 Net realized gain on investments                                            $           0.02              --
 Total distributions                                                         $           0.72            0.40
 Net asset value, end of period                                              $          10.21           10.50
 TOTAL RETURN(2)                                                             %           4.33            9.24

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                           $        721,985         697,885
 Ratios to average net assets:
 Expenses(3)                                                                 %           0.75            0.74
 Net investment income(3)                                                    %           6.53            6.19
 Portfolio turnover rate                                                     %            102              50


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO


                                                            CLASS S
                                                          ------------
                                                             MAY 3,
                                                           2005(1) TO
                                                          DECEMBER 31,
                                                              2005
----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $          10.17
 Income from investment operations:
 Net investment income                                $           0.09*
 Net realized and unrealized gain on investments      $           0.82
 Total from investment operations                     $           0.91
 Less distributions from:
 Net investment income                                $           0.04
 Net realized gain on investments                     $           0.00**
 Total distributions                                  $           0.04
 Net asset value, end of period                       $          11.04
 TOTAL RETURN(2)                                      %           8.99+

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $         82,505
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)       %           0.96
 Gross expenses prior to expense reimbursement(3)     %           1.00
 Net investment income(3)(4)                          %           1.27
 Portfolio turnover rate                              %             39


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.005.


ING PIONEER MID CAP VALUE PORTFOLIO


                                                            CLASS S
                                                          ------------
                                                            APRIL 29,
                                                           2005(1) TO
                                                          DECEMBER 31,
                                                             2005
----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $          10.01
 Income from investment operations:
 Net investment income                                $           0.02
 Net realized and unrealized gain on investments      $           0.97
 Total from investment operations                     $           0.99
 Net asset value, end of period                       $          11.00
 TOTAL RETURN(2)                                      %           9.89

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $        671,732
 Ratios to average net assets:
 Expenses(3)                                          %           0.92
 Net investment income(3)                             %           0.62
 Portfolio turnover rate                              %             50


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO


                                                            CLASS S
                                                          ------------
                                                            JULY 29,
                                                           2005(1) TO
                                                          DECEMBER 31,
                                                             2005
----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $          10.00
 Income from investment operations:
 Net investment income                                $           0.04
 Net realized and unrealized gain on investments      $           1.00
 Total from investment operations                     $           1.04
 Less distributions from:
 Net investment income                                $           0.04
 Net realized gain on investments                     $           0.19
 Total distributions                                  $           0.23
 Net asset value, end of period                       $          10.81
 TOTAL RETURN(2)                                      %          10.34

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $         27,276
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)       %           0.80
 Gross expenses prior to expense reimbursement(3)     %           1.04
 Net investment income(3)(4)                          %           0.99
 Portfolio turnover rate                              %             77


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated April 28, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.


To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write to the Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, call (800)-366-0066, or visit our website at www.ingfunds.com.


Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202)-551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F. Street, N.E. Washington, D.C. 20549-0102.


[ING LOGO]


04/28/06


                                                          SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2006

ADVISER CLASS

BALANCED FUNDS
ING FRANKLIN INCOME PORTFOLIO
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
ING UBS U.S. ALLOCATION PORTFOLIO

INTERNATIONAL/GLOBAL FUNDS
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (FORMERLY,
ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO)
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

STOCK FUNDS
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
ING FMR(SM) EARNINGS GROWTH PORTFOLIO
ING FMR(SM) SMALL CAP EQUITY PORTFOLIO

ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO

ING LORD ABBETT AFFILIATED PORTFOLIO
(FORMERLY, ING SALOMON BROTHERS INVESTORS PORTFOLIO)
ING MERCURY LARGE CAP GROWTH PORTFOLIO
ING MERCURY LARGE CAP VALUE PORTFOLIO
(FORMERLY, ING MERCURY FOCUS VALUE PORTFOLIO)

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
ING VAN KAMPEN REAL ESTATE PORTFOLIO
ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO
(FORMERLY, ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO)
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

GOLDMAN SACHS TOLLKEEPER(SM) IS A SERVICE MARK OF GOLDMAN, SACHS & CO.

FMR(SM) IS A SERVICE MARK OF FIDELITY MANAGEMENT & RESEARCH COMPANY.


NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE ADVISER CLASS SHARES OF CERTAIN PORTFOLIOS OF ING INVESTORS TRUST. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

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                                TABLE OF CONTENTS
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                                                                      PAGE
INTRODUCTION
  ING Investors Trust                                                    2
  Adviser                                                                2
  Portfolios and Sub-Advisers                                            2
  Classes of Shares                                                      2
  Investing Through Your Qualified Plan                                  2
  Why Reading this Prospectus is Important                               3

DESCRIPTION OF THE PORTFOLIOS
  ING AllianceBernstein Mid Cap Growth Portfolio                         4
  ING Capital Guardian Small/Mid Cap Portfolio                           7
  ING Capital Guardian U.S. Equities Portfolio                          10
  ING FMR(SM) Diversified Mid Cap Portfolio                             13
  ING FMR(SM) Earnings Growth Portfolio                                 16
  ING FMR(SM) Small Cap Equity Portfolio                                18
  ING Franklin Income Portfolio                                         20
  ING Goldman Sachs Tollkeeper(SM) Portfolio                            22
  ING Lord Abbett Affiliated Portfolio                                  25
  ING Mercury Large Cap Growth Portfolio                                28
  ING Mercury Large Cap Value Portfolio                                 32
  ING T. Rowe Price Capital Appreciation Portfolio                      36
  ING T. Rowe Price Equity Income Portfolio                             40
  ING Templeton Global Growth Portfolio                                 43
  ING UBS U.S. Allocation Portfolio                                     46
  ING Van Kampen Equity Growth Portfolio                                50
  ING Van Kampen Global Franchise Portfolio                             53
  ING Van Kampen Growth and Income Portfolio                            56
  ING Van Kampen Real Estate Portfolio                                  59
  ING Wells Fargo Mid Cap Disciplined Portfolio                         62
  ING Wells Fargo Small Cap Disciplined Portfolio                       65

PORTFOLIO FEES AND EXPENSES                                             67

SUMMARY OF PRINCIPAL RISKS                                              69
  Percentage and Rating Limitations                                     75
  A Word about Portfolio Diversity                                      75
  Additional Information about the Portfolios                           76

MORE INFORMATION
  Non-Fundamental Investment Policies                                   76
  Temporary Defensive Positions                                         76
  Administrative Services                                               76
  Portfolio Distribution                                                77
  Shareholder Services and Distribution Plan                            77
  How ING Groep Compensates Entities
    Offering Our Portfolios as Investment
    Options in Their Insurance Products                                 77
  Services by Financial Firms                                           78
  Interests of the Holders of Variable Contracts and
    Qualified Plans                                                     78
  Pricing of Portfolio Shares                                           79
  Purchase and Redemption of Shares                                     79
  Frequent Trading - Market Timing                                      79
  Portfolio Holdings Disclosure Policy                                  80
  Reports to Shareholders                                               80

NET ASSET VALUE                                                         80

OVERALL MANAGEMENT OF THE TRUST
  Adviser                                                               82
  Advisory Fee                                                          83

TAXES AND DISTRIBUTIONS                                                 84

FINANCIAL HIGHLIGHTS                                                    87

TO OBTAIN MORE INFORMATION                                       Backcover

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                                  INTRODUCTION
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ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

INVESTMENT ADVISER


Directed Services, Inc. ("DSI" or "Adviser") serves as the investment adviser to each of the Portfolios. Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSI is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.


PORTFOLIOS AND SUB-ADVISERS


ING AllianceBernstein Mid Cap Growth Portfolio - AllianceBernstein L.P.

ING Capital Guardian Small/Mid Cap Portfolio - Capital Guardian Trust Company ING Capital Guardian U.S. Equities Portfolio - Capital Guardian Trust Company ING FMR(SM) Diversified Mid Cap Portfolio - Fidelity Management & Research Company
ING FMR(SM) Earnings Growth Portfolio - Fidelity Management & Research Company ING FMR(SM) Small Cap Equity Portfolio - Fidelity Management & Research Company ING Franklin Income Portfolio - Franklin Advisers, Inc.

ING Goldman Sachs Tollkeeper(SM) Portfolio - Goldman Sachs Asset Management,
L.P.

ING Lord Abbett Affiliated Portfolio - Lord, Abbett & Co. LLC
ING Mercury Large Cap Growth Portfolio - Mercury Advisors
ING Mercury Large Cap Value Portfolio - Mercury Advisors

ING T. Rowe Price Capital Appreciation Portfolio - T. Rowe Price Associates,
Inc.

ING T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.
ING Templeton Global Growth Portfolio - Templeton Global Advisors Limited
ING UBS U.S. Allocation Portfolio - UBS Global Asset Management (Americas) Inc. ING Van Kampen Equity Growth Portfolio - Van Kampen
ING Van Kampen Global Franchise Portfolio - Van Kampen
ING Van Kampen Growth and Income Portfolio - Van Kampen
ING Van Kampen Real Estate Portfolio - Van Kampen

ING Wells Fargo Mid Cap Disciplined Portfolio - Wells Capital Management, Inc. ING Wells Fargo Small Cap Disciplined Portfolio - Wells Capital Management, Inc.


CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus. ADV Class shares are not subject to any sales loads.


INVESTING THROUGH YOUR QUALIFIED PLAN


ADV Class shares of the Portfolios are continuously offered through variable annuity separate accounts available to qualified pension and retirement plans ("Qualified Plans") and Qualified Plans offered outside of separate accounts and annuity contracts. Qualified Plans include Individual Retirement Accounts ("IRAs") and plans that meet the definition of retirement plans under Sections 401(k), 403(b), 408 and 457 of the Internal Revenue Code of 1986, as amended ("Code"). In addition, ADV Class shares are offered to certain investment advisers to the Portfolios and the Adviser's affiliates in connection with the creation or management of the Portfolios. Institutional Class shares, which are not offered in this Prospectus, also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements. Class S shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

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                            INTRODUCTION (CONTINUED)
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Purchases and redemptions of shares may be made only by separate accounts of insurance companies or by eligible Qualified Plans. Certain Portfolios may not be available as investment options in your plan. Please refer to the prospectus, prospectus summary, disclosure statement, or plan document for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Qualified Plans may charge plan participants for certain expenses that are in addition to the expenses of the Portfolios. These expenses could reduce the investment return in ADV Class shares of the Portfolios. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, principal investment strategies, and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

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                          DESCRIPTION OF THE PORTFOLIOS
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ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO

SUB-ADVISER


AllianceBernstein L.P. ("AllianceBernstein")


INVESTMENT OBJECTIVE


Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests substantially all of its assets in high-quality common stocks that Alliance Capital expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in common stock of mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For these purposes, mid-capitalization companies are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap(R) Growth Index. The market capitalizations of companies in the Russell Midcap(R) Growth Index ranged from $563 million to $18.4 billion as of December 31, 2005. The capitalization range of companies in the Russell Midcap(R) Growth Index will change with the markets and the Portfolio typically invests in common stocks with market capitalizations of between $1 billion and $15 billion at the time of purchase. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Portfolio also may:

  - write exchange-traded covered call options on up to 25% of its total assets;

  - make secured loans on portfolio securities of up to 25% of its total assets;

  - enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

  - enter into futures contracts on securities indexes and options on such futures contracts.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                             SECURITIES LENDING RISK
                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contracts or Qualified Plan.

Because ADV Class shares had not commenced operations, as of December 31, 2005 the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                                 1996
                                 1997
                                 1998
                                 1999     25.14
                                 2000    (17.41)
                                 2001    (14.04)
                                 2002     (30.3)
                                 2003     66.48
                                 2004     19.12
                                 2005      6.47

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                      Best:   4th Quarter  1999:   24.97%
                      Worst:  3rd Quarter  2001:  (26.29)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                           1 YEAR      5 YEARS        10 YEARS
                                                                  (OR LIFE OF CLASS)
          CLASS S RETURN (ADJUSTED)          6.47%        4.81%        5.04%(1)
          Russell Midcap(R) Growth Index    12.10%        1.38%        6.31%(3)



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) AllianceBernstein L.P. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3) The Index return for Class S shares is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER

AllianceBernstein is a leading global investment management firm supervising client accounts with assets totaling over $579 billion as of December 31, 2005. AllianceBernstein provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. The principal address of AllianceBernstein is 1345 Avenue of the Americas
New York, NY 10105.

As of December 31, 2005, AllianceBernstein Holding L.P. owns approximately 32.2% of the units of limited partnership interest in AllianceBernstein. AXA Financial, Inc. owns approximately 60.7% of the outstanding publicly traded AllianceBernstein Holding Units and approximately 1.8% of the outstanding AllianceBernstein Units, which, including the general partnership interests in AllianceBernstein and AllianceBernstein Holding, represents an approximate 61.1% economic interest in AllianceBernstein. AXA Financial, Inc. is a wholly owned subsidiary of AXA, one of the largest global financial services organizations.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Catherine Wood              Senior Vice President and portfolio manager,
                            AllianceBernstein, and Chief Investment Officer,
                            Regent Investor Services, a division of
                            AllianceBernstein.

                            Ms. Wood joined AllianceBernstein in 2001 from
                            Tupelo Capital Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 19 years with Jennison Associates as a Director and Portfolio Manager, Equity Research Analyst and Chief
                            Economist.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO

SUB-ADVISER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers small/mid cap companies to be companies that have total market capitalization within the range of companies included in the custom Russell 2800 Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000(R) Index and Russell Midcap(R) Index. These two indices added together represent the smallest 2800 companies in the Russell 3000(R) Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index. The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.


The Sub-Adviser is not constrained by a particular investment type and may invest in "growth" or "value" securities.

Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights. The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.


The Portfolio may hold American Depositary Receipts ("ADRs"), which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").


The Portfolio may invest a portion of its assets in money market instruments and repurchase agreements.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                               OTC INVESTMENT RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations, as of December 31, 2005 the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                                 1996     19.71
                                 1997      9.96
                                 1998     20.56
                                 1999     50.12
                                 2000    (18.46)
                                 2001     (1.91)
                                 2002    (25.69)
                                 2003     39.88
                                 2004      7.11
                                 2005     (1.36)

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                      Best:   4th Quarter  1999:   33.79%
                      Worst:  3rd Quarter  2001:  (25.76)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The table below provides some of indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Russell Midcap(R) Index and the custom Russell 2800 Index. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000(R) and the Russell Midcap(R) Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000(R) Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap(R) Index is intended to be the comparative index for the Portfolio. The Russell Midcap(R) Index is a more appropriate comparative index since it more closely reflects the types of securities in which the Portfolio invests. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                           1 YEAR      5 YEARS           10 YEARS
                                                                     (OR LIFE OF CLASS)
          CLASS S RETURN (ADJUSTED)         (1.36)%       1.52%           7.66%(1)
          Russell Midcap(R) Index           12.65%        8.45%          12.49%(3)
          Custom Russell 2800 Index         10.61%        8.39%          11.65%(3)



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. Class S shares commenced operations on January 3, 1996. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different sub-adviser. Prior to May 1, 2005, the Portfolio's strategy was to invest at least 80% of its assets in small cap securities, as opposed to the current policy of small and mid cap.

(3) The Index returns for the Class S shares are for the period beginning January 1, 1996.

MORE ON THE SUB-ADVISER

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc., which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $157 billion in assets as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
James S. Kang               Mr. Kang is a Vice President of Capital Guardian
                            with portfolio management responsibilities, and
                            joined the Capital Guardian Trust Company
                            organization in 1987.

Karen A. Miller             Ms. Miller is a Senior Vice President of Capital
                            Guardian with portfolio management responsibilities,
                            and joined the Capital Guardian Trust Company
                            organization in 1990.

Kathryn M. Peters           Ms. Peters is a Vice President of Capital Guardian
                            with portfolio management responsibilities. Prior to
                            joining the organization in 2001, Ms. Peters was a
                            portfolio manager and principal with Montgomery
                            Asset Management, LLC.

Theodore R. Samuels         Mr. Samuels is a Senior Vice President and Director
                            of Capital Guardian Trust Company with portfolio
                            management responsibilities. He joined Capital
                            Guardian Trust Company in 1981.

Lawrence R. Solomon         Mr. Solomon is a Senior Vice President of Capital
                            Guardian with portfolio management responsibilities.
                            He joined Capital Guardian in 1987.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

SUB-ADVISER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of issuers located in the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Equity securities in which the Portfolio may invest include common or preferred stocks or securities convertible into or exchangeable for equity securities, such as warrants or rights. When determining whether a company is located in the United States, the Sub-Adviser will consider such factors as the place of listing and the location of the issuer's incorporation and headquarters.

In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Sub-Adviser is not constrained by a particular investment style, and may invest in "growth" or "value" securities. Under normal conditions, the Portfolio can be expected to invest in companies with a market capitalization of greater than $1 billion at the time of purchase.


The Portfolio may hold American Depositary Receipts ("ADRs"), which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). The Portfolio may invest a portion of its assets in debt securities and cash equivalents.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


Because ADV Class shares had not commenced operations, as of December 31, 2005 the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (FOR THE PERIODS ENDED DECEMBER 31 OF EACH YEAR)

                                 1996
                                 1997
                                 1998
                                 1999
                                 2000
                                 2001     (3.97)
                                 2002    (24.06)
                                 2003     36.28
                                 2004      8.89
                                 2005      5.81

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                      Best:   2nd quarter  2003:   18.33%
                      Worst:  1st quarter  2002:  (19.56)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                         1 YEAR      5 YEARS           10 YEARS
                                                                   (OR LIFE OF CLASS)
        CLASS S RETURN (ADJUSTED)         5.81%         2.75%           3.40%(1)
        S&P 500(R) Index                  4.91%         0.54%          (0.28)%(3)

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2)  Capital Guardian has managed the Portfolio since February 1, 2000.

(3) The Index return for Class S shares is for the period beginning February 1, 2000.

MORE ON THE SUB-ADVISER

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, has managed the Portfolio since inception. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $157 billion in assets as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Karen A. Miller             Ms. Miller is a Senior Vice President of Capital
                            Guardian with portfolio management responsibilities.
                            She joined the Capital Guardian organization in 1990
                            where she served in various portfolio management
                            positions.

Michael R. Ericksen         Mr. Ericksen is a Senior Vice President and
                            portfolio manager. He joined the Capital Guardian
                            organization in 1987 where he served in various
                            capacities.

David Fisher                Mr. Fisher is Chairman of the Board of Capital
                            Guardian Group International, Inc. and Capital
                            Guardian. He joined the Capital Guardian
                            organization in 1969 where he served in various
                            portfolio management positions.

Theodore Samuels            Mr. Samuels is a Senior Vice President and Director
                            for Capital Guardian, as well as a Director of
                            Capital International Research, Inc. He joined the
                            Capital Guardian organization in 1981 where he
                            served in various portfolio management positions.

Eugene P. Stein             Mr. Stein is Executive Vice President, a Director, a
                            portfolio manager, and Chairman of the Investment
                            Committee for Capital Guardian. He joined the
                            Capital Guardian organization in 1972 where he
                            served in various portfolio manager positions.

Terry Berkemeier            Mr. Berkemeier is a Senior Vice President of Capital
                            Guardian with portfolio management responsibilities.
                            He joined the Capital Guardian organization in 1992.

Alan J. Wilson              Mr. Wilson is a Director and Senior Vice President
                            of Capital Guardian with portfolio management
                            responsibilities. He is also an investment analyst
                            for Capital International Research, Inc. with
                            portfolio management responsibilities, specializing
                            in U.S. oil services and household products.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

SUB-ADVISER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.


The Sub-Adviser normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(R) Index or the Standard & Poor's MidCap 400 ("S&P MidCap 400") Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.


The Sub-Adviser may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Factors considered include growth potential, earnings estimates and management.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices on other factors that affect security values. If the Sub-Adviser's strategies do not work as intended the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                         OTHER INVESTMENT COMPANIES RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations, as of December 31, 2005 the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                         YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                 1996
                                 1997
                                 1998
                                 1999
                                 2000
                                 2001    (6.96)
                                 2002   (19.63)
                                 2003    32.99
                                 2004    23.67
                                 2005    16.48

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                      Best:  4th Quarter  2001:   18.44%
                      Worst: 3rd Quarter  2002:  (18.77)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the S&P MidCap 400 Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                           1 YEAR     5 YEARS       10 YEARS
                                                                (OR LIFE OF CLASS)
        CLASS S RETURN (ADJUSTED)            16.48%      7.45%       6.90%(1)
        S&P MidCap 400 Index                 12.56%      8.60%       7.37%(2)



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) The Index return for the Class S shares is for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.


The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $1,207.7 billion in mutual fund assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Tom Allen                   Vice President of FMR and portfolio manager of the
                            Portfolio since February 2004.

                            Since joining Fidelity Investments in 1995, Mr.
                            Allen has worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) EARNINGS GROWTH PORTFOLIO

SUB-ADVISER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Seeks growth of capital over the long term.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Sub-Adviser invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK

                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


Since the Portfolio commenced operations on April 29, 2005, and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

MORE ON THE SUB-ADVISER


While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.


The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $1,207.7 billion in mutual fund assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Joseph W. Day               Vice President and portfolio manager

                            Mr. Day is portfolio manager to the Portfolio. Since joining Fidelity Investments in 1984, Mr. Day has worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) SMALL CAP EQUITY PORTFOLIO

SUB-ADVISER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Sub-Adviser normally invests at least 80% of the Portfolio's assets in common stocks of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000(R) Index, the Standard & Poor's SmallCap 600 Index or companies within the Russell 1000(R) Index with market capitalizations less than $2.5 billion at the time of purchase. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with larger market capitalizations.


The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management, among others.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                           MARKET CAPITALIZATION RISK
                             MARKET AND COMPANY RISK

                         MID-CAPITALIZATION COMPANY RISK

                         OTHER INVESTMENT COMPANIES RISK

                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.


The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $1,207.7 billion in mutual fund assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Thomas Hense                Vice President and Portfolio Manager

                            Mr. Hense has managed the Portfolio since its inception. Since joining Fidelity Investments in 1993, Mr. Hense has worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FRANKLIN INCOME PORTFOLIO

SUB-ADVISER

Franklin Advisers, Inc. ("Franklin")

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.


The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Sub-Adviser to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts ("ADRs").


The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the Portfolio's investment portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Sub-Adviser considers a variety of factors, including:

     -  the experience and managerial strength of the company;

     -  responsiveness to changes in interest rates and business conditions;

     -  debt maturity schedules and borrowing requirements;

     - the company's changing financial condition and market recognition of the change; and

     - a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK

                             MARKET AND COMPANY RISK

                               MARKET TRENDS RISK
                                  MATURITY RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER


The Adviser has engaged Franklin, One Franklin Parkway, San Mateo, California 04403-1905 to serve as Sub-Adviser to the ING Franklin Income Portfolio. Franklin is a wholly-owned subsidiary of Franklin Resources, Inc. As of December 31, 2005, Franklin and its affiliates had over $464 billion in assets under management.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Edward D. Perks             Mr. Perks is Vice President of Franklin and has
                            managed the Portfolio since its inception. Since
                            1994, Mr. Perks has worked as a research analyst and
                            portfolio manager at Franklin. He joined Franklin in
                            1992.

Charles B. Johnson          Mr. Johnson has managed the Portfolio since its
                            inception. Since 2003, Mr. Johnson has served as
                            Chairman of the Board of Franklin as well as
                            Director of various Franklin Templeton Funds. From
                            1969 to December 2003, Mr. Johnson served as the CEO
                            of Franklin. He joined Franklin in 1957.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO


SUB-ADVISER

Goldman Sachs Asset Management, L.P. ("GSAM")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in equity investments in "Tollkeeper" companies, which are technology, media, and/or service companies believed to be high quality and that adopt or use technology to improve cost structure, revenue opportunities, and/or competitive advantage. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio seeks to achieve its investment objective by investing in equity investments of companies that the Sub-Adviser believes are well positioned to benefit from the proliferation of technology. In general, the Sub-Adviser defines a Tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The Sub-Adviser anticipates that Tollkeeper companies may increase revenue by increasing "traffic," or customers and sales, and raising "tolls," or prices, and margins. The Sub-Adviser does not define companies that are capital intensive, low margin businesses as Tollkeepers (although the Portfolio may invest in such companies as part of the Portfolio's 20% basket of securities which are not or may not be defined as Tollkeepers).

The Sub-Adviser believes that the characteristics of many Tollkeeper companies should enable them to grow consistently their businesses. Such characteristics include:

     -  Strong brand name;

     -  Dominant market share;

     -  Recurring revenue streams;

     -  Free cash flow generation;

     -  Long product life cycle;

     -  Enduring competitive advantage; and

     -  Excellent management.


The Internet is an example of a technology that the Sub-Adviser believes will drive growth for many Tollkeeper companies. The Internet's significant impact on the global economy has changed and is expected to continue to change the way many companies operate. Business benefits of the Internet may include global scalability, acquisition of new clients, new revenue sources, and increased efficiencies. Tollkeeper companies adopting Internet technologies to improve their business model include technology, media and service companies.


Due to its focus on technology, media and service companies, the Portfolio's investment performance will be closely tied to many factors that affect technology, media and service companies. These factors include intense competition, consumer preferences, problems with product compatibility and government regulation. Tollkeeper securities may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. As a result, the Portfolio's net asset value is more likely to have greater volatility than that of a portfolio that is more diversified or invests in other industries.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  INTERNET RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              PRICE VOLATILITY RISK

                                   SECTOR RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations, as of December 31, 2005 the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                 1996
                                 1997
                                 1998
                                 1999
                                 2000
                                 2001
                                 2002   (38.33)
                                 2003    40.48
                                 2004    11.07
                                 2005     1.55

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                      Best:   2nd Quarter  2003:   18.98%
                      Worst:  2nd Quarter  2002:  (26.22)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the NASDAQ Composite Index(SM). The NASDAQ Composite Index(SM) is a broad-based capitalization-weighted index that measures all NASDAQ domestic and international based common type stocks listed on the NASDAQ Stock Market(R). Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                        1 YEAR          5 YEARS       10 YEARS
                                                  (OR LIFE OF CLASS)
          CLASS S RETURN (ADJUSTED)        1.55%       (5.98)%(1)         N/A
          NASDAQ Composite Index(SM)       2.12%        1.40%(2)          N/A



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. Class S shares commenced operations on May 1, 2001. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) The Index return for Class S shares is for the period beginning May 1, 2001.

MORE ON THE SUB-ADVISER

GSAM, a wholly-owned subsidiary of The Goldman Sachs Group, Inc., serves as the Sub-Adviser to the Portfolio since May 1, 2001.

GSAM offers investment solutions to institutions and individuals worldwide. Our clients include pension plans, corporations, insurance companies, central banks, financial institutions, endowments, foundations, Taft-Hartley organizations/unions and high net worth individuals. In serving every client, our goal is to deliver strong, consistent investment results through innovative investment products and outstanding client service.


GSAM reported $526.4 billion in total assets under management and/or distribution as of December 31, 2005 (including seed capital and excluding assets under supervision).


The organization's strengths remain its commitment to outstanding research, disciplined investment processes, state-of-the-art risk management tools and the ability to attract and retain top investment talent.

The principal address of GSAM is 32 Old Slip, New York, NY 10005.

The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Steven M. Barry             Mr. Barry is a Managing Director, Chief Investment
                            Officer and senior portfolio manager of GSAM. He
                            joined GSAM as a portfolio manager in 1999. From
                            1988 to 1999, Mr. Barry was a portfolio manager at
                            Alliance Capital Management.

Gregory H. Ekizian, CFA     Mr. Ekizian is a Managing Director, Chief Investment
                            Officer and senior portfolio manager of GSAM. He
                            joined GSAM as a portfolio manager and Co-Chair of
                            the Growth Investment Committee in 1997. From 1990
                            to 1997, Mr. Ekizian was a portfolio manager at
                            Liberty and its predecessor firm, Eagle.

David G. Shell, CFA         Mr. Shell is a Managing Director, Chief Investment
                            Officer and senior portfolio manager of GSAM. He
                            joined GSAM as a portfolio manager in 1997. From
                            1987 to 1997, Mr. Shell was a portfolio manager at
                            Liberty and its predecessor firm, Eagle.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LORD ABBETT AFFILIATED PORTFOLIO

SUB-ADVISER

Lord, Abbett & Co. LLC ("Lord Abbett")

INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is a secondary objective. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio invests primarily in equity securities of large, seasoned, U.S. and multinational companies that the Sub-Adviser believes are undervalued. Value stocks are stocks of companies that the Sub-Adviser believes the market undervalues according to certain financial measurements of their intrinsic worth or business prospects. The Sub-Adviser defines a large company as one having a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the Russell 1000(R) Index. As of December 31, 2005, the market capitalization range of the Russell 1000(R) Index was $563 million to $371.7 billion. This range may vary daily.


Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments for the Portfolio, the Sub-Adviser seeks to invest in securities of large, well-known companies selling at prices believed to be reasonable in relation to its assessment of their potential value. In selecting investments for the Portfolio, the Sub-Adviser looks for issuers that are "seasoned," meaning that the Sub-Adviser views them as established companies whose securities have gained a reputation for quality among investors and are liquid in the market.


The Portfolio may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts ("ADRs") and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments. The Portfolio's derivatives investments may include, but are not limited to, futures, forward contracts, swap agreements, warrants and rights. In addition, the Portfolio may buy and sell options on securities and securities indices for hedging or cross-hedging purposes or to seek to increase total return, and may sell covered call options on its portfolio securities in an attempt to increase income and to provide greater flexibility in the disposition of such securities.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                               MARKET TRENDS RISK
                             PORTFOLIO TURNOVER RISK

                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Sub-Adviser may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations, as of December 31, 2005 the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                                 1996
                                 1997
                                 1998
                                 1999
                                 2000
                                 2001     (4.62)
                                 2002    (23.25)
                                 2003     30.81
                                 2004      9.54
                                 2005      5.11

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                     Best: 2nd Quarter 2003:    19.48%
                     Worst: 3rd Quarter 2002:  (21.25)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Russell 1000(R) Value Index and the Standard & Poor's 500/Citigroup Value ("S&P/Citigroup Value") Index. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The S&P/Citigroup Value Index is an unmanaged index designed to track a value investing style consisting of those companies in the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index that have higher book-to-price risk index factor exposures and, as a consequence, higher book-to-price ratios. The Russell 1000(R) Value Index is intended to be the comparative index for the Portfolio. The Russell 1000(R) Value Index is a more appropriate index than the S&P 500/Citigroup Value Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                          1 YEAR        5 YEARS        10 YEARS
                                                                  (OR LIFE OF CLASS)
          CLASS S RETURN (ADJUSTED)        5.11%         1.97%          3.89%(1)
          Russell 1000(R) Value Index      7.05%         5.28%          6.24%(3)
          S&P 500/Citigroup Value Index    6.33%         2.53%          3.72%(3)



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) Lord, Abbett & Co., has managed the Portfolio since December 1, 2005. Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.

(3) The Index returns for Class S shares are for the period beginning February 1, 2000.


MORE ON THE SUB-ADVISER

Lord Abbett, has served as Sub-Adviser to the Portfolio since December 2005. The principal address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey 07302. As of December 31, 2005, Lord Abbett managed $101 billion in assets.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Eli M. Salzmann             Mr. Salzmann, Partner of Lord Abbett and Director of
                            Large Cap Value Equity Management, joined Lord
                            Abbett in 1997.

Sholom Dinsky               Mr. Dinsky is a Partner and joined Lord Abbett in
                            2000 from Prudential Investments, where he served as
                            Managing Director of Prudential Asset Management.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY LARGE CAP GROWTH PORTFOLIO

SUB-ADVISER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Sub-Adviser believes have good prospects for earnings growth.

The Portfolio seeks to achieve its objective by investing at least 80% of its assets in common stock of companies the Sub-Adviser selects from among those which, at the time of purchase, are included in the Russell 1000(R) Growth Index. Using quantitative models that employ various factors, the Portfolio seeks to outperform the Russell 1000(R) Growth Index by investing in equity securities that the Sub-Adviser believes have above average earnings prospects. The Russell 1000(R) Growth Index (which consists of those Russell 1000(R) securities with a greater than average growth orientation) is a subset of the Russell 1000(R) Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary quantitative model that employs three filters in its initial screen: earnings momentum, earnings surprise and valuation. The Sub-Adviser looks for strong relative earnings growth, preferring internal growth and unit growth over growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined
- after the screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.


Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an "index" fund. In seeking to outperform the relevant benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:


     -  Relative prices-to-earnings and price-to-book ratios;

     -  Stability and quality of earnings momentum and growth;

     -  Weighted median market capitalization of the Portfolio; and

     - Allocation among the economic sectors of the Portfolio, as compared to the Russell 1000(R) Growth Index.


The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing interests in securities of foreign companies. The Portfolio may also invest in derivatives for hedging purposes and lend portfolio securities.


The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                               INTEREST RATE RISK
                             INVESTMENT MODELS RISK
                                  MANAGER RISK

                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK

                             PORTFOLIO TURNOVER RISK

               U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK



Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2003) and ADV Class shares (2004-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                 1996
                                 1997
                                 1998
                                 1999
                                 2000
                                 2001
                                 2002
                                 2003    26.53
                                 2004    10.69
                                 2005     9.86

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 4th Quarter 2004 :   11.47%
                        Worst: 3rd Quarter 2004 :  (2.78)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                             1 YEAR         5 YEARS        10 YEARS
                                                       (OR LIFE OF CLASS)
          ADV CLASS RETURN                      9.86%      11.05%(1)          N/A
          Russell 1000(R) Growth Index          5.26%       6.16%(2)          N/A
          CLASS S RETURN (ADJUSTED)             9.92%       5.95%(1)          N/A
          Russell 1000(R) Growth Index          5.26%       4.38%(2)          N/A



(1) ADV Class shares commenced operations on March 17, 2004. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extend Class S and ADV Class shares have different expenses.

(2) The Index return for ADV Class shares is for the period beginning April 1, 2004. The Index return for Class S shares is for the period beginning May 1, 2002.


MORE ON THE SUB-ADVISER

Fund Asset Management L.P. ("FAM") serves as the Sub-Adviser to the Portfolio. FAM does business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Mercury Advisors."

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road Plainsboro, NJ 08536. FAM and its affiliates had over $538 billion in investment company and other portfolio assets under management as of December 31, 2005.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Robert C. Doll, Jr., CFA    The Portfolio is managed by a team of investment
                            professionals who participate in the team's research
                            process and stock selections. Mr. Doll, senior
                            investment professional and team leader, is
                            responsible for the setting and implementation of
                            the Portfolio's investment strategy and the
                            day-to-day management of its portfolio. He has been
                            the portfolio manager since inception. Mr. Doll has
                            been he President of Merrill Lynch Investment
                            Managers, L.P. ("MLIM") since 2001. He was Co-Head
                            (Americas Region) of MLIM from 1999 to 2000.
                            Mr. Doll has been President and a member of the Board
                            of the funds advised by MLIM and its affiliates since
                            2005.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY LARGE CAP VALUE PORTFOLIO

SUB-ADVISER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio will invest in securities that the Sub-Adviser determines are undervalued.

The Sub-Adviser selects for investment by the Portfolio equity securities of large-capitalization companies that are, at the time of purchase, within the market capitalization range of companies included in the Russell 1000(R) Value Index. Using a multifactor quantitative model, the Portfolio seeks to outperform the Russell 1000(R) Value Index by investing in equity securities that the Sub-Adviser believes are selling at below normal valuations. The Russell 1000(R) Value Index (which consists of those Russell 1000(R) securities with lower price-to-book ratios and lower forecasted growth values) is a subset of the Russell 1000(R) Value Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary quantitative model that employs three filters in its initial screens: earnings momentum, earnings surprise and valuation. The Sub-Adviser looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined - if the Sub-Adviser believes a company is overvalued, it will not be considered for investment by the Portfolio. After the initial screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

     -    relative price-to-earnings and price-to-book ratios;

     -    stability and quality of earnings momentum and growth;

     - weighted median market capitalization of the Portfolio's investment portfolio;

     - allocation among the economic sectors of the Portfolio's investment portfolio as compared to the index; and

     -    weighted individual stocks within the index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign issuers, including securities of foreign issuers that are represented by American Depositary Receipts ("ADRs"). Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities." The Portfolio anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Portfolio may invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                             INVESTMENT MODELS RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               OTC INVESTMENT RISK

                             PORTFOLIO TURNOVER RISK

                     RESTRICTED AND ILLIQUID SECURITIES RISK
                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Because ADV Class shares had not commenced operations, as of December 31, 2005 the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                         YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                 2003   30.78
                                 2004   11.13
                                 2005    4.95

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 2nd Quarter 2003:  17.64%
                        Worst: 3rd Quarter 2004: (4.07)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - Russell 1000(R) Value Index and the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 1000(R) Value Index is a more appropriate index than the S&P 500(R) Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly of the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                    (For the periods ended December 31, 2005)



                                        1 YEAR         5 YEARS         10 YEARS
                                                 (OR LIFE OF CLASS)
          CLASS S RETURN (ADJUSTED)      4.95%        7.09%(1)            N/A
          Russell 1000(R) Value Index    7.05%        8.81%(2)            N/A
          S&P 500(R) Index               4.91%        6.00%(2)            N/A



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) The Index returns for Class S shares are for the period beginning May 1, 2002.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER

Fund Asset Management, L.P. ("FAM") serves as the Sub-Adviser to the Portfolio. FAM does business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Mercury Advisors."


FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road Plainsboro, NJ 08536. FAM and its affiliates had over $538 billion in investment company and other portfolio assets under management as of December 31, 2005.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Robert C. Doll, Jr., CFA   Robert C. Doll, Jr., has been responsible for the
                           day-to-day management of the Portfolio since August
                           2005 and has been President of Merrill Lynch
                           Investment Managers, L.P. ("MLIM") since 2001. He was
                           Co-Head (Americas Region) of MLIM from 1999 to 2000.
                           Prior to joining MLIM, he was Chief Investment
                           Officer of Oppenheimer Funds, Inc. in 1999 and an
                           Executive Vice President thereof from 1991 to 1999.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


SUB-ADVISER


T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Over the long term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established companies the Sub-Adviser believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options, in pursuit of its asset allocation strategy. The Portfolio may invest up to 25% of its net assets in foreign equity securities.


The Portfolio's common stocks generally fall into one of two categories:

     - the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and


     - the smaller category is composed of opportunistic investments whose prices are expected by the Sub-Adviser to rise in the short term but not necessarily over the long term.

Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The Sub-Adviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Sub-Adviser's ability to find companies that meet valuation criteria rather than its market outlook.

Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Sub-Adviser may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

     (1) shares of the T. Rowe Price Reserve Investment Funds and T. Rowe Price Government Reserve Investment Funds internally managed money market funds of T. Rowe Price;

     (2)  U.S. government obligations;

     (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

     (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

     (5)  repurchase agreements.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 ALLOCATION RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK
                             SECURITIES LENDING RISK
                             SPECIAL SITUATIONS RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1996-2003) and ADV Class shares (2004-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                 1996   15.96
                                 1997   14.88
                                 1998    5.52
                                 1999    6.55
                                 2000   21.57
                                 2001    9.53
                                 2002    0.13
                                 2003   24.79
                                 2004   16.28
                                 2005    7.33

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 2nd Quarter 2003:  12.43%
                        Worst: 3rd Quarter 2002: (7.60)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S shares' performance to those of three broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index, the Lehman Brothers U.S. Government/Credit Bond Index and a composite index, of which 60% is comprised of the S&P 500(R) Index and 40% is comprise of the Lehman Brothers U.S. Government/Credit Bond ("60% S&P 500/40% Lehman") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Lehman Brothers U.S. Government/Credit Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (For the periods ended December 31, 2005)



                                                      1 YEAR         5 YEARS        10 YEARS
                                                               (OR LIFE OF CLASS)
          ADV CLASS RETURN                             7.33%        13.27%(1)           N/A
          S&P 500(R) Index                             4.91%         7.86%(2)           N/A
          Lehman Brothers U.S. Government/Credit
           Bond Index                                  2.37%         3.28%(2)           N/A
          60% S&P 500/40% Lehman Index                 4.31%         6.74%(2)           N/A
          CLASS S RETURN (ADJUSTED)                    7.37%        11.29%            12.01%
          S&P 500(R) Index                             4.91%         0.54%             9.07%
          Lehman Brothers U.S. Government/Credit
           Bond Index                                  2.37%         6.11%             6.17%
          60% S&P 500/40% Lehman Index                 4.31%         1.68%             8.32%



(1) ADV Class shares commenced operations on December 16, 2003. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) The Index returns for ADV Class shares are for the period beginning January 1, 2004.


MORE ON THE SUB-ADVISER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2005, the firm and its affiliates managed over $269.5 billion in assets.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Stephen W. Boesel          Mr. Boesel is the Committee Chair of the Investment
                           Advisory Committee that manages the Portfolio. The
                           Committee Chair has the day-to-day responsibility for
                           managing the Portfolio. He works with the Committee
                           in developing and executing the Portfolio's
                           investment program. Mr. Boesel has been Chairman of
                           the Committee since August 2001 and he has been
                           managing investments since joining T. Rowe Price in
                           1973.


Effective on or about June 30, 2006, Jeffrey Arricale and David Giroux will become Co-Chairmen of the Portfolio's Investment Advisory Committee. Mr. Arricale and Mr. Giroux each joined T. Rowe Price as investment analysts in 2001 and 1998, respectively. Both currently serve as Vice Presidents of T. Rowe Price and Investment Advisory Committee Members of the Portfolio.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

SUB-ADVISER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Substantial dividend income as well as long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The Sub-Adviser typically employs a "value" approach in selecting investments. The Sub-Adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Sub-Adviser generally looks for companies with the following:

     -    an established operating history;


     - above-average dividend yield relative to the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index;


     -    low price/earnings ratio relative to the S&P 500(R) Index;

     -    a sound balance sheet and other positive financial characteristics;
          and

     - low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.


While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Funds and T. Rowe Price Government Reserve Investment Funds internally managed money market funds of T. Rowe Price.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK

The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the Portfolio invests may reduce or eliminate its dividend.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1996-2003) and ADV Class shares (2004-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                                 1996     8.39
                                 1997    17.05
                                 1998     7.87
                                 1999    (1.08)
                                 2000    12.54
                                 2001     1.00
                                 2002   (13.49)
                                 2003    24.74
                                 2004    14.50
                                 2005     3.55

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 2nd Quarter 2003:   16.70%
                        Worst: 3rd Quarter 2002: (17.53)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                        1 YEAR         5 YEARS         10 YEARS
                                                 (OR LIFE OF CLASS)
          ADV CLASS RETURN               3.55%          8.05%(1)         N/A
          S&P 500(R) Index               4.91%          7.86%(3)         N/A
          CLASS S RETURN (ADJUSTED)      3.55%          5.26%            7.00%
          S&P 500(R) Index               4.91%          0.54%            9.07%



(1) ADV Class shares commenced operations on January 15, 2004. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.


(3) The Index return for ADV Class shares is for the period beginning January 1, 2004.


MORE ON THE SUB-ADVISERS


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2005, the firm and its affiliates managed over $269.5 billion in assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Brian Rogers               Mr. Rogers is the Committee Chair of the Investment
                           Advisory Committee that manages the Portfolio. He
                           works with the Committee in developing and executing
                           the Portfolio's investment program. Mr. Rogers has
                           been Chairman of the Committee since March 1999 and
                           he has been managing investments since joining
                           T. Rowe Price in 1982.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING TEMPLETON GLOBAL GROWTH PORTFOLIO

SUB-ADVISER

Templeton Global Advisors Limited. ("Templeton Global Advisors")

INVESTMENT OBJECTIVE

Capital appreciation. Current income is only an incidental consideration.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depositary receipts. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to 5% of its total assets in options and swap agreements. With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for the Portfolio, the Sub-Adviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins, and liquidation value.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations, as of December 31, 2005 the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                                 1996    11.88
                                 1997    11.77
                                 1998    28.88
                                 1999    62.75
                                 2000   (14.87)
                                 2001   (12.22)
                                 2002   (20.45)
                                 2003    35.85
                                 2004    10.57
                                 2005     9.50

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 4th Quarter 1999:   47.58%
                        Worst: 3rd Quarter 2002: (20.07)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Morgan Stanley Capital International World ("MSCI World") Index(SM) and the Morgan Stanley Capital International All Country World ("MSCI All Country World") Index(SM). The MSCI World Index(SM) is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. The MSCI All Country World Index(SM) is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. The MSCI World Index(SM) is intended to be the comparative index for the Portfolio. The MSCI World Index(SM) is a more appropriate index than the MSCI All Country World Index(SM) for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                              1 YEAR       5 YEARS      10 YEARS
          CLASS S RETURN (ADJUSTED)            9.50%        2.81%         9.86%
          MSCI World Index(SM)                10.02%        2.64%         7.47%
          MSCI All Country World Index(SM)    11.37%        3.41%         7.44%



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Templeton Global Advisors has managed the Portfolio since December 5, 2005. Prior to December 5, 2005, the Portfolio was managed by Capital Guardian Trust Company and had different principal investment strategies. Capital Guardian Trust Company managed the Portfolio from February 1, 2000 through December 2, 2005. Performance prior to February 1, 2000 is attributable to a different Sub-Adviser.


MORE ON THE SUB-ADVISER


The Adviser has engaged Templeton Global Advisors, principally located at Lyford Cay, Nassau, Bahamas, to serve as Sub-Adviser to the Templeton Global Growth Portfolio. Templeton Global Advisors is an indirect wholly-owned subsidiary of Franklin Resources, Inc. As of December 31, 2005, Franklin and its affiliates had over $464 billion in assets under management.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Murdo Murchison, CFA       Mr. Murchison is Executive Vice President of
                           Templeton Global Advisors. He joined the firm in 1993
                           and has served as the portfolio manager for ING
                           Templeton Global Growth Portfolio since 2005. Since
                           1993, he has worked for Franklin Templeton
                           Investments as a research analyst and portfolio
                           manager. Mr. Murchison is the lead portfolio manager
                           for the Portfolio and has served as the lead
                           portfolio manager of the Portfolio since December 5,
                           2005.

The following individuals have secondary portfolio management responsibilities:

Jeffrey A. Everett, CFA    Mr. Everett is President of Templeton Global
                           Advisors. He has been employed by Templeton Global
                           Advisors since 1989 and has held the roles of both a
                           portfolio manager and research analyst. He has served
                           as a portfolio manager of the Portfolio since
                           December 5, 2005.

Lisa F. Myers, CFA         Ms. Myers is Vice President of Templeton Global
                           Advisors. She has been employed by Templeton Global
                           Advisors since 1996 and has held the roles of both a
                           portfolio manager and research analyst. She has
                           served as a portfolio manager of the Portfolio since
                           December 5, 2005.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING UBS U.S. ALLOCATION PORTFOLIO

SUB-ADVISER

UBS Global Asset Management (Americas) Inc. ("UBS")

INVESTMENT OBJECTIVE

Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser allocates the Portfolio's assets among the following classes, or types of investments: stocks, bonds, and short-term money market debt obligations. The stock class includes equity securities of all types, and the Sub-Adviser may purchase small, medium or large capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.

The Sub-Adviser uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Sub-Adviser may invest the Portfolio's assets in these classes by investing in other funds. Within the equity portion of the Portfolio, the Sub-Adviser generally selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Sub-Adviser's assessment of what a security is worth. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

In selecting fixed income securities, the Sub-Adviser uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Sub-Adviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year. The fixed income securities in which the Portfolio may invest will not have a maximum maturity limitation. The Portfolio may invest in both investment grade and high yield (lower-rated securities), or if unrated, determined to be of comparable quality by the Sub-Adviser.

The Sub-Adviser's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Sub-Adviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

The Portfolio may invest in cash or cash equivalent instruments, including shares of an affiliated investment company.

The Sub-Adviser may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 ALLOCATION RISK
                                    CALL RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK
                         MID-CAPITALIZATION COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK

                             SECURITIES LENDING RISK

                      SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Because ADV Class shares had not commenced operations, as of December 31, 2005 the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                                 1996
                                 1997
                                 1998
                                 1999
                                 2000
                                 2001    (6.86)
                                 2002   (15.07)
                                 2003    17.63
                                 2004    10.54
                                 2005     6.14

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 2nd quarter 2003:   10.69%
                        Worst: 3rd quarter 2002: (11.10)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of four broad measures of market performance - the Russell 3000(R) Index, the Lehman Brothers U.S. Aggregate Bond Index, the Merrill Lynch U.S. High Yield Cash Pay Index, and the 65% Russell 3000(R)/30% Lehman Brothers U.S. Aggregate Bond/5% Merrill Lynch U.S. High Yield Cash Pay (a composite index, of which 65% is comprised of the Russell 3000(R) Index, 30% is comprised of the Lehman Brothers U.S. Aggregate Bond Index and 5% is comprised of the Merrill Lynch High Yield Cash Pay Index). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. The inception date of the Merrill Lynch U.S. High Yield Cash Pay Index is October 31, 1984. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                                   1 YEAR    5 YEARS       10 YEARS
                                                                      (OR LIFE OF CLASS)
          CLASS S RETURN (ADJUSTED)                 6.14%     1.77%        0.50%(1)
          Russell 3000(R) Index                     6.12%     1.58%       (0.30)%(3)
          Lehman U.S. Aggregate Bond
          Index                                     2.43%     5.87%        6.42%(3)
          Merrill Lynch U.S. High Yield Cash
          Pay Index                                 2.81%     8.75%        7.50%(3)
          65% Russell 3000/30% Lehman
           U.S. Aggregate Bond/5%
           Merrill Lynch U.S. High Yield Cash
           Pay Index                                4.94%     3.22%        0.91%(3)

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) UBS Global Asset Management (Americas) Inc. has managed the Portfolio since May 1, 2003. Performance prior to this date is attributable to a different sub-adviser.


(3) The Index returns for Class S shares are for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER


UBS is the Sub-Adviser. UBS is a registered investment adviser principally located at One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2005, UBS had approximately $66.1 billion in assets under management.


UBS is an indirect wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Brian D. Singer            Mr. Singer is the lead portfolio manager for the
                           Portfolio and has been employed by UBS since 1990.
                           During the past five years, he has served as the
                           Chief Investment Officer and Managing Director.


UBS' investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Mr. Singer has access to certain members of the U.S. Allocation investment management team, each of whom is allocated a specified portion of the Portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in the Portfolio. Mr. Singer, as coordinator, has responsibility for allocating the Portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the Portfolio to ensure its compliance with its stated investment objectives and strategies.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus borrowings for investment purposes). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio invests primarily in growth-oriented companies. The Portfolio may invest up to 25% of its assets in foreign securities, including up to 10% of its assets in emerging market securities. The Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the Sub-Adviser seeks those companies with the potential for strong free cash flow and compelling business strategies.


Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research, careful security selection and the continual monitoring of the Portfolio's investments.

The Portfolio generally follows a flexible investment program seeking attractive growth opportunities on an individual company basis. The portfolio management team focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The portfolio management team continually and rigorously studies company developments including business strategy and financial results. Valuation is viewed in the context of prospects for sustainable earnings and cash flow growth. The portfolio management team generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because ADV Class shares had not commenced operations, as of December 31, 2005 the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                 1996
                                 1997
                                 1998
                                 1999
                                 2000
                                 2001
                                 2002
                                 2003   23.22
                                 2004    6.97
                                 2005   14.64

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 2nd Quarter 2003:  12.06%
                        Worst: 1st Quarter 2005: (5.62)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                             1 YEAR          5 YEARS         10 YEARS
                                                       (OR LIFE OF CLASS)
          CLASS S RETURN (ADJUSTED)          14.64%         4.86%(1)            N/A
          Russell 1000(R) Growth Index        5.26%         4.38%(2)            N/A



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

(2) The Index return for the Class S shares is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $434.0 billion.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Dennis Lynch               Mr. Lynch, Managing Director, joined Van Kampen in
                           1998 and has eleven years of investment industry
                           experience. Mr. Lynch is the Portfolio's lead
                           portfolio manager.

David Cohen                Mr. Cohen, Managing Director, joined Van Kampen in
                           1993 and has 19 years of investment industry
                           experience. Mr. Cohen serves as the co-portfolio
                           manager and works collaboratively with other team
                           members to manage the Portfolio.

Sam Chainani, CFA          Mr. Chainani, Executive Director, joined Van Kampen
                           in 1996 and has nine years of investment industry
                           experience. Mr. Chainani serves as the co-portfolio
                           manager and works collaboratively with other team
                           members to manage the Portfolio.

Alexander Norton           Alexander Norton, Executive Director, joined Van
                           Kampen in 1999 and has managed the Portfolio since
                           July 2005. He has over 12 years investment industry
                           experience. Mr. Norton serves as the co-portfolio
                           manager and works collaboratively with the other team
                           members to manage the Portfolio.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any size. The Sub-Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests in at least 65% of its total assets securities of issuers from a number of different countries, which may include the United States.

The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Adviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may fail to produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                  CURRENCY RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information about other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


Because ADV Class shares had not commenced operations, as of December 31, 2005 the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                 1996
                                 1997
                                 1998
                                 1999
                                 2000
                                 2001
                                 2002
                                 2003   25.81
                                 2004   12.29
                                 2005   10.91

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 4th Quarter 2003:  15.41%
                        Worst: 1st Quarter 2003: (7.70)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International World ("MSCI World") Index(SM). The MSCI World Index(SM) is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                            1 YEAR         5 YEARS         10 YEARS
                                                     (OR LIFE OF CLASS)
          CLASS S RETURNS (ADJUSTED)        10.91%          9.51%(1)          N/A
          MSCI World Index(SM)              10.02%          9.74%(2)          N/A



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


     had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) The Index return for the Class S shares is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML") so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $434.0 billion.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Hassan Elmasry, CFA        Hassan is the lead portfolio manager for the Global
                           and American Franchise strategies. He joined Morgan
                           Stanley in 1995 and has 21 years investment
                           experience.

Ewa Borowska               Ewa is a senior member of the investment team for the
                           Global and American Franchise strategies. She joined
                           Morgan Stanley in 1998. She has 14 years of industry
                           experience.

Michael Allison, CFA       Michael is a research analyst for the Global and
                           American Franchise strategies. He joined Morgan
                           Stanley in 2000 and has 8 years of investment
                           experience.

Paras Dodhia               Paras is a research analyst for the Global and
                           American Franchise strategies. He joined Morgan
                           Stanley in 2002 and has 6 years of investment
                           experience.

Jayson Vowles              Jayson is a research analyst for the Global and
                           American Franchise strategies. He joined Morgan
                           Stanley in 2003 and has 4 years of investment
                           experience.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Sub-Adviser seeks to achieve the Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated investment grade, which are securities rated within the four highest grades assigned by Standard & Poor's or by Moody's Investors Service, Inc. A more complete description of security ratings is contained in the Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Sub-Adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Sub-Adviser indicate that it is desirable to do so. The Portfolio may invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1996-2003) and ADV Class shares (2004-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                                 1996    20.22
                                 1997    29.37
                                 1998    13.75
                                 1999    15.47
                                 2000    (2.44)
                                 2001   (12.26)
                                 2002   (15.05)
                                 2003    27.43
                                 2004    13.69
                                 2005     9.71

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 4th Quarter 1998:   17.20%
                        Worst: 3rd Quarter 2002: (18.02)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index and the Russell 1000(R) Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 1000(R) Index consists of the 1000 largest companies in the Russell 3000(R) Index. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                         1 YEAR         5 YEARS         10 YEARS
                                                  (OR LIFE OF CLASS)
          ADV CLASS RETURN                9.71%         10.56%(1)          N/A
          S&P 500(R) Index                4.91%          6.72%(3)          N/A
          Russell 1000(R) Index           6.27%          7.71%(3)          N/A
          CLASS S RETURN (ADJUSTED)       9.69%          3.44%            8.96%
          S&P 500(R) Index                4.91%          0.54%            9.07%
          Russell 1000(R) Index           6.27%          1.07%            9.28%



(1) ADV Class shares commenced operations on February 22, 2004. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different sub-adviser.


(3) The Index returns for ADV Class shares are for the period beginning March 1, 2004.


MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its roles as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $434.0 billion.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
James A. Gilligan, CFA     Mr. Gilligan, Managing Director, joined Van Kampen in
                           1985 and is a member of the Equity Income Team. He is
                           the lead portfolio manager and is responsible for the
                           execution of the overall strategy of the Portfolio.
                           Mr. Gilligan has managed the Portfolio since 2002.

James O. Roeder, CFA       Mr. Roeder, Executive Director, joined Van Kampen in
                           1999 and is a member of the Equity Income Team. He
                           has managed the Portfolio since 2002.

Thomas Bastian, CFA        Mr. Bastian, Executive Director and a member of the
                           Equity Income Team, joined Van Kampen in 2003. He has
                           managed the Portfolio since 2003. From 2001 to 2003,
                           Mr. Bastian was a Portfolio Manager at Eagle Asset
                           Management.

Sergio Marcheli            Mr. Marcheli, Vice President and portfolio manager
                           for the Separately Managed Account Strategies, has
                           managed the Portfolio since 2003. From 1995 to 2002,
                           Mr. Marcheli was associated with Van Kampen in a
                           research capacity.

Vincent Vizachero, CFA     Mr. Vizachero, Vice President, joined Van Kampen in
                           2001 and has managed the Portfolio since 2002. Prior
                           to 2001, Mr. Vizachero was an analyst at Fidelity.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Capital appreciation. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ"). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Sub-Adviser selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The Portfolio may invest more than 25% of its assets in any of the above sectors.

The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

     - equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;

     - financial institutions which issue or service mortgages, not to exceed 25% of total assets;

     - securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued;

     - high yield debt securities and convertible bonds, not to exceed 20% of total assets;

     -    mortgage- and asset-backed securities; and

     -    covered options on securities and stock indexes.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

                                   SECTOR RISK
                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

Because ADV Class shares had not commenced operations, as of December 31, 2005 the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                                 1996    34.85
                                 1997    22.38
                                 1998   (13.75)
                                 1999    (4.15)
                                 2000    30.56
                                 2001     7.77
                                 2002    (0.16)
                                 2003    37.25
                                 2004    37.30
                                 2005    16.37

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 4th Quarter 1996:   19.17%
                        Worst: 3rd Quarter 2002: (10.31)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Dow Jones Wilshire Real Estate Securities Index. The Dow Jones Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                                 1 YEAR      5 YEARS    10 YEARS
          CLASS S RETURN (ADJUSTED)              16.37%      18.72%      15.43%
          Dow Jones Wilshire Real Estate
           Securities Index                      14.06%      19.04%      15.15%



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) On December 17, 2001, Van Kampen became the Sub-Adviser of the Portfolio. Performance prior to December 17, 2001 is attributable to a different sub-adviser.

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of over approximately $434.0 billion.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Theodore R. Bigman         Mr. Bigman, Managing Director, joined Van Kampen in
                           1995 and has 18 years of investment experience. He is
                           Head of Global Real Estate, responsible for Morgan
                           Stanley Investment Management's real estate
                           securities investment management business. Mr. Bigman
                           is the Portfolio's lead portfolio manager and has
                           managed the Portfolio since 2001.

Mr. Bigman is supported by a team of five research analysts. Together, Mr. Bigman and the team determine investment strategy, establish asset-allocation frameworks, and direct the implementation of investment strategy.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO

SUB-ADVISER

Wells Capital Management, Inc. ("Wells Capital Management")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser defines mid-capitalization companies as of those with market capitalizations within the range of companies comprising the Russell Midcap(R) Value Index ("Index") at the time of purchase. As of December 31, 2005, the market capitalization range of companies comprising the Index was $563 million to $18.1 billion, and is expected to change frequently.


The Portfolio invests in companies that the Sub-Adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. The Sub-Adviser identifies these companies through in-depth, first-hand research. The goal of this research is to identify companies that it believes are undervalued or have growth potential not currently reflected in their stock prices. The Portfolio may invest in any sector, and at times may emphasize one or more particular sectors.

The Portfolio also may invest up to 25% of its assets in foreign securities. In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below:

                                    CALL RISK
                              DEBT SECURITIES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                                   SECTOR RISK

                             SECURITIES LENDING RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because ADV Class shares had not commenced operations, as of December 31, 2005 the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                                 1996    19.84
                                 1997    28.50
                                 1998    12.29
                                 1999    24.21
                                 2000   (15.53)
                                 2001    13.29
                                 2002   (29.51)
                                 2003    30.66
                                 2004    12.17
                                 2005     5.48

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 2nd Quarter 2003:   17.90%
                        Worst: 2nd Quarter 2002: (18.47)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Russell Midcap(R) Value Index and the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell Midcap(R) Value Index is a more appropriate index than the S&P 500(R) Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                              1 YEAR      5 YEARS    10 YEARS
          CLASS S RETURN (ADJUSTED)            5.48%      (1.13)%      5.53%
          Russell Midcap(R) Value Index       12.65%      12.21%      13.65%
          S&P 500(R) Index                     4.91%       0.54%       9.07%



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) Wells Capital Management has managed the Portfolio since August 29, 2005. Jennison Associates LLC managed the Portfolio from July 31, 2002 through August 28, 2005. Performance prior to July 31, 2002 is attributable to a different sub-adviser.

MORE ON THE SUB-ADVISER


Wells Capital Management is a registered investment adviser and a wholly owned subsidiary of Wells Fargo Bank, N.A. and was formed in 1986 from institutional investment teams that had been in place since 1991. The principal address of Wells Capital Management is 525 Market Street, 10th Floor, San Francisco, CA 94105. As of December 31, 2005, Wells Capital Management managed over $174 million in assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                         POSITION AND RECENT BUSINESS EXPERIENCE
----                         ---------------------------------------
Robert J. Costomiris, CFA    Mr. Costomiris is the Managing Director and senior
                             portfolio manager for the Disciplined Value Equity
                             team of Wells Capital Management and has been
                             responsible for the day-to-day management of the
                             Portfolio since August 2005. Prior to joining Wells
                             Capital Management in 2005, he held the same
                             responsibilities at Strong Capital Management from
                             2001 through 2005. Prior to joining Strong Capital
                             Management, Mr. Costomiris spent 4 years as the
                             Director of Research at Thomson Horstmann & Bryant
                             in New Jersey and 4 years as a Senior Investment
                             Consultant at Hewitt Associates in Chicago,
                             Illinois. Mr. Costomiris is a member of the CFA
                             Institute and has earned the Chartered Financial
                             Analyst ("CFA") designation.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

SUB-ADVISER

Wells Capital Management

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500(TM) Index at the time of purchase. The range of the Russell 2500(TM) Index was $26 million to $10.8 billion, as of December 31, 2005. The market capitalization of companies in the index changes with market conditions and the composition of the index. The Portfolio may invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. The Portfolio may invest up to 25% of its total assets in foreign securities.


The Sub-Adviser seeks to take advantage of the market's attention on short-term prospects by focusing on indicators of a company's long-term success, such as balance sheets and underlying assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                                   SECTOR RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio commenced operations November 30, 2005, and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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MORE ON THE SUB-ADVISER

Wells Capital Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net worth individuals.


The principal address of Wells Capital Management is 525 Market Street, San Francisco, California 94105. As of December 31, 2005, Wells Capital Management had over $174 million in total assets under management.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                         POSITION AND RECENT BUSINESS EXPERIENCE
----                         ---------------------------------------
Robert J. Costomiris, CFA    Mr. Costomiris has managed the Portfolio since
                             inception. Mr. Costomiris joined Wells Capital
                             Management as a portfolio manager in 2005. Prior to
                             joining Wells Capital Management, he was a
                             portfolio manager at Strong Capital Management,
                             Inc. ("SCM") since April 2001. Prior to joining
                             SCM, he served as the Director of Research at
                             Thomson Horstmann & Bryant, a United Asset
                             Management affiliate that specializes in value
                             investing, from 1997 to 2001.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The table that follows shows the estimated operating expenses paid each year by the ADV Class of the Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2005 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.


Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to the your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                ADV CLASS SHARES
                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                          DISTRIBUTION                                 TOTAL
                                            MANAGEMENT      (12b-1)      SHAREHOLDER     OTHER       OPERATING
PORTFOLIO                                      FEE           FEE(2)      SERVICE FEE    EXPENSES     EXPENSES
--------------------------------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth(3)           0.77%           0.50%         0.25%       0.01%         1.53%
ING Capital Guardian Small/Mid Cap(3)             0.65%           0.50%         0.25%       0.01%         1.41%
ING Capital Guardian U.S. Equities(3)             0.74%           0.50%         0.25%       0.01%         1.50%
ING FMR(SM) Diversified Mid Cap(3)                0.65%           0.50%         0.25%       0.01%         1.41%
ING FMR(SM) Earnings Growth                       0.58%           0.50%         0.25%       0.15%(6)      1.48%
ING FMR(SM) Small Cap Equity                      0.75%           0.50%         0.25%       0.20%(6)      1.70%
ING Franklin Income                               0.65%           0.50%         0.25%       0.20%(6)      1.60%
ING Goldman Sachs Tollkeeper(SM)(3)               1.35%           0.50%         0.25%       0.01%         2.11%
ING Lord Abbett Affiliated(3)                     0.75%           0.50%         0.25%         --          1.50%
ING Mercury Large Cap Growth(3)                   0.80%           0.50%         0.25%       0.01%         1.56%
ING Mercury Large Cap Value(3)                    0.80%           0.50%         0.25%       0.02%         1.57%
ING T. Rowe Price Capital Appreciation(3)         0.65%           0.50%         0.25%         --          1.40%
ING T. Rowe Price Equity Income(3)                0.65%           0.50%         0.25%         --          1.40%
ING Templeton Global Growth(3)                    0.93%           0.50%         0.25%       0.01%         1.69%
ING UBS U.S. Allocation(3)                        0.75%           0.50%         0.25%         --          1.50%
ING Van Kampen Equity Growth(3)                   0.65%           0.50%         0.25%       0.03%         1.43%
ING Van Kampen Global Franchise(3)                1.00%           0.50%         0.25%         --          1.75%
ING Van Kampen Growth and Income(3)               0.65%           0.50%         0.25%         --          1.40%
ING Van Kampen Real Estate(3)                     0.65%           0.50%         0.25%         --          1.40%
ING Wells Fargo Mid Cap Disciplined(3)            0.65%           0.50%         0.25%       0.01%         1.41%
ING Wells Fargo Small Cap Disciplined             0.77%           0.50%         0.25%       0.21%(6)      1.73%

                                                   WAIVERS                NET
                                               REIMBURSEMENTS,         OPERATING
PORTFOLIO                                    AND RECOUPMENTS(2)         EXPENSES
--------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth(3)                   (0.15)%           1.38%(4)
ING Capital Guardian Small/Mid Cap(3)                     (0.15)%           1.26%(4)
ING Capital Guardian U.S. Equities(3)                     (0.15)%(5)        1.35%(4)
ING FMR(SM) Diversified Mid Cap(3)                        (0.15)%           1.26%
ING FMR(SM) Earnings Growth                               (0.20)%(7)        1.28%
ING FMR(SM) Small Cap Equity                              (0.15)%(7)        1.55%
ING Franklin Income                                       (0.26)%(7)        1.34%
ING Goldman Sachs Tollkeeper(SM)(3)                       (0.36)%(7)        1.75%
ING Lord Abbett Affiliated(3)                             (0.15)%           1.35%
ING Mercury Large Cap Growth(3)                           (0.20)%(5)        1.36%
ING Mercury Large Cap Value(3)                            (0.19)%(5)        1.38%
ING T. Rowe Price Capital Appreciation(3)                 (0.15)%           1.25%
ING T. Rowe Price Equity Income(3)                        (0.15)%           1.25%
ING Templeton Global Growth(3)                            (0.15)%           1.54%
ING UBS U.S. Allocation(3)                                (0.17)%(5)        1.33%(4)
ING Van Kampen Equity Growth(3)                           (0.17)%(5)        1.26%
ING Van Kampen Global Franchise(3)                        (0.15)%           1.60%
ING Van Kampen Growth and Income(3)                       (0.15)%           1.25%(4)
ING Van Kampen Real Estate(3)                             (0.15)%           1.25%
ING Wells Fargo Mid Cap Disciplined(3)                    (0.15)%           1.26%(4)
ING Wells Fargo Small Cap Disciplined                     (0.26)%(7)        1.47%



(1) This table shows the estimated operating expenses for ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets. Because the ADV Class shares for ING AllianceBernstein Mid Cap Growth, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING FMR(SM) Diversified Mid Cap, ING Goldman Sachs Tollkeeper(SM), ING Lord Abbett Affiliated, ING Mercury Large Cap Value, ING Templeton Global Growth, ING UBS U.S. Allocation, ING Van Kampen Equity Growth, ING Van Kampen Global Franchise, ING Van Kampen Real Estate and ING Wells Fargo Mid Cap Disciplined Portfolios had not commenced operations as of December 31, 2005, expenses are based on the Portfolios' actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which DSI as Adviser to each Portfolio, has agreed. Operating expenses for ING FMR(SM) Earnings Growth and ING Wells Fargo Small Cap Disciplined Portfolios are estimated for the current fiscal year because they did not have a full calendar year of operations as of December 31, 2005. Operating expenses for ING ING FMR(SM) Small Cap Equity and ING Franklin Income Portfolios are estimated as they had not commenced operations as of December 31, 2005.
(2) DSI has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolios, so that the actual fee paid by a Portfolio is at an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

(3) The Management Agreement between the Trust and its Adviser, DSI, provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the Shareholder Service and Distribution Plan for the ADV Class shares, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


(4) A portion of the brokerage commissions that ING AllianceBernstein Mid Cap Growth, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING UBS U.S. Allocation ING Van Kampen Growth and Income and ING Wells Fargo Mid Cap Disciplined Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the total "Net Operating Expenses" for each Portfolio for the year ended December 31, 2005 would have been 1.36%, 1.25%, 1.34%, 1.32%, 1.24% and 1.23%, respectively. This arrangement may be discontinued at any time.
(5) DSI has contractually agreed to waive a portion of the advisory fee for ING Capital Guardian U.S. Equities, ING Mercury Large Cap Growth, ING Mercury Large Cap Value, ING UBS U.S. Allocation and ING Van Kampen Equity Growth Portfolios. Based upon net assets as of December 31, 2005, the advisory fee waiver for these Portfolios would equal 0.00%, 0.05%, 0.05%, 0.02% and 0.02%, respectively. This expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.
(6) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of ING FMR(SM) Earnings Growth, ING FMR Small Cap Equity, ING Franklin Income, and Wells Fargo Small Cap Disciplined Portfolio's average daily net assets, which is reflected in "Other Expenses." "Other Expenses" for ING FMR(SM) Earnings Growth and ING Wells Fargo Small Cap Disciplined Portfolios are estimated because they did not have a full year of operations as of December 31, 2005. "Other Expenses" for ING FMR(SM) Small Cap Equity and ING Franklin Income Portfolios are estimated for the current fiscal year as they had not commenced operations as of December 31, 2005.
(7) DSI the Adviser has entered into written expense limitation agreements with certain Portfolios under which it will limit expenses of these Portfolios excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2007. For ING FMR(SM) Earnings Growth Portfolio, the expense limitation agreement will continue through at least May 1, 2008 while the expense limitation agreement for ING FMR(SM) Small Cap Equity, ING Franklin Income, ING Goldman Sachs Tollkeeper(SM) and ING Wells Fargo Small Cap Disciplined Portfolios will continue through at least May 1, 2007. Further, regarding ING Goldman Sachs Tollkeeper(SM) Portfolio, DSI has voluntarily agreed to waive its rights to recoupment for the period from January 1, 2005 through December 31, 2006. This amount also includes the 0.15% distribution fee waiver which footnote 2 explains in more detail. The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.


EXAMPLE. The Example is intended to help you compare the cost of investing in ADV Class shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the ADV Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the ADV Class shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth Portfolio(1)        $    140  $    469  $    820  $  1,811
ING Capital Guardian Small/Mid Cap Portfolio(1)          $    128  $    431  $    757  $  1,678
ING Capital Guardian U.S. Equities Portfolio(1)          $    137  $    459  $    804  $  1,778
ING FMR(SM) Diversified Mid Cap Portfolio(1)             $    128  $    431  $    757  $  1,678
ING FMR(SM) Earnings Growth Portfolio(1)                 $    130  $    448  $    789  $  1,751
ING FMR(SM) Small Cap Equity Portfolio(1)                $    158  $    521  $    909  $  1,996
ING Franklin Income Portfolio(1)                         $    136  $    480  $    846  $  1,878
ING Goldman Sachs Tollkeeper(SM) Portfolio(1)            $    178  $    626  $  1,101  $  2,413
ING Lord Abbett Affiliated Portfolio(1)                  $    137  $    459  $    804  $  1,778
ING Mercury Large Cap Growth Portfolio(1)                $    140  $    477  $    837  $  1,851
ING Mercury Large Cap Value Portfolio(1)                 $    138  $    473  $    831  $  1,839
ING T. Rowe Price Capital Appreciation Portfolio(1)      $    127  $    428  $    752  $  1,667
ING T. Rowe Price Equity Income Portfolio(1)             $    127  $    428  $    752  $  1,667
ING Templeton Global Growth Portfolio(1)                 $    157  $    518  $    904  $  1,985
ING UBS U.S. Allocation Portfolio(1)                     $    135  $    457  $    802  $  1,776
ING Van Kampen Equity Growth Portfolio(1)                $    128  $    436  $    765  $  1,698
ING Van Kampen Global Franchise Portfolio(1)             $    163  $    536  $    935  $  2,050
ING Van Kampen Growth and Income Portfolio(1)            $    127  $    428  $    752  $  1,667
ING Van Kampen Real Estate Portfolio(1)                  $    127  $    428  $    752  $  1,667
ING Wells Fargo Mid Cap Disciplined Portfolio(1)         $    128  $    431  $    757  $  1,678
ING Wells Fargo Small Cap Disciplined Portfolio(1)       $    150  $    520  $    914  $  2,019



(1) The Example numbers reflect the contractual expense limits for the one-year period and the first year of the three-, five-, and ten-year periods.

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                           SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.


ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed income securities, and among various segments of markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or assets allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BORROWING AND LEVERAGE RISK. Each Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.


CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.


CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. A Portfolio could lose money if the value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer of a convertible security is unable to meet its financial obligation or goes bankrupt.


CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods or economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.


CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's asset.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in Depositary Receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.


DERIVATIVES RISK. Certain Portfolios may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------

precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not

--------------------------------------------------------------------------------
                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------

always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.


INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by industry.


INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.


INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

INITIAL PUBLIC OFFERINGS ("IPOs") RISK. IPOs may be more volatile than other securities. IPOs may have a magnified impact on a Portfolio during the start-up phase when the Portfolio's asset base is relatively small. However,

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there is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio but there can be no assurance that these will achieve the Portfolio's objective, and a sub-adviser could do a poor job in executing an investment strategy. A sub-adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected.

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This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUSTS ("REITs") RISK. Investing in REITs may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

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RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a Portfolio that has securities representing a broader range of investments.


SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

SOVEREIGN DEBT RISK. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans.

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There is no legal process for collecting sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

SPECIAL SITUATIONS RISK. A "special situation" arises when, in a sub-adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


FUNDAMENTAL INVESTMENT POLICIES


The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.

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NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.


TEMPORARY DEFENSIVE POSITIONS

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Goldman Sachs Tollkeeper Portfolio may invest, for temporary defensive purposes, more significantly in U.S. government securities, repurchase agreements collateralized by by U.S. government securities, CD's, bankers' acceptances, repurchase agreements, commercial paper, bank instruments, and non-convertible preferred stocks or corporate bonds with a maturity of less than one year. The Lord Abbett Affiliated Portfolio may invest for temporary defensive purposes some or all of its assets in short-term fixed income securities. These securities may include: obligations of the U.S. government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash, and obligations of the U.S. government and its agencies and instrumentalities. The types of defensive positions in which a Portfolio may engage, unless specifically noted under a Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

ADMINISTRATIVE SERVICES

In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios). DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. For these Portfolios, DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

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The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING FMR(SM) Earnings Growth, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of the Adviser, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING FMR(SM) Earnings Growth, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios. The administrative services performed by ING Funds Services on behalf of DSI and ING FMR(SM) Earnings Growth, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio ("Distributor"). It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms") The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of the Portfolios (a 0.25% shareholder service fee and at 0.50% distribution fee). Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Adviser or Distributor, out of their own resources and without additional cost to the Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has

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entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.


The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios nor the Adviser or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

SERVICES BY FINANCIAL SERVICE FIRMS

Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by Qualified Plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms also may perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge Qualified Plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, Qualified Plans may charge plan participants for certain expenses. A firm or a Qualified Plan may be paid for its services directly by the Portfolios or DSI. These fees and additional amounts could reduce an investment return in ADV Class shares of the Portfolios. Financial service firms and Qualified Plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services.


INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS

Each Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, other investment companies and other investors as permitted by the diversification and other requirements under
Section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment options, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts form the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

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PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Fund's behalf.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the Plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly,

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long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies an procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. Each Portfolio's portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G. each Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

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                                 NET ASSET VALUE
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For information regarding the basis for the Board's approval of portfolio management relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2005.

The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

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                           NET ASSET VALUE (CONTINUED)
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In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

    - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

    -   Securities of an issuer that has entered into a restructuring;

    -   Securities whose trading has been halted or suspended;

    - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

    -   Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

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                          MANAGEMENT OF THE PORTFOLIOS

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ADVISER

DSI, a New York corporation, serves as the adviser to each of the Portfolios. DSI has overall responsibility for the management of each of the Portfolios. DSI and provides or oversees all investment advisory and portfolio management services for each of the Portfolios, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSI is registered with the SEC as an investment adviser is registered with the NASD as a broker-dealer.

DSI is an indirect, wholly-owned subsidiary of ING Groep (NYSE:ING) ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2005, DSI managed over $22.3 billion in registered investment company assets. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSI, subject to the supervision of the Board, acts as a "manager-of-managers" for certain of the Portfolios. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each of the Portfolios. DSI delegates to each of the Portfolio's Sub-Adviser the responsibility for investment management, subject to their oversight. DSI monitors the investment activities of the Sub-Advisers. From time to time, DSI, also recommends the appointment of additional or replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust, DSI received exemptive relief from the SEC permiting DSI, with the approval of the Board, to replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Trust will notify shareholders of any change in the identity of a sub-adviser of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

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ADVISORY FEE

DSI receives a monthly fee for its services based on the average daily net assets of each of the Portfolios (or the combined net assets of two or more Portfolios).


The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:


                                                                 ADVISORY FEE
     PORTFOLIO                                        (AS A % OF AVERAGE DAILY NET ASSETS)
     ------------------------------------------------------------------------------------
     ING AllianceBernstein Mid Cap Growth                            0.77%
     ING Capital Guardian Small/Mid Cap                              0.65%
     ING Capital Guardian U.S. Equities                              0.74%
     ING FMR(SM) Diversified Mid Cap                                 0.74%
     ING FMR(SM) Earnings Growth                                     0.40%
     ING FMR(SM) Small Cap Equity                                    0.75%
     ING Franklin Income                                             0.65%
     ING Goldman Sachs Tollkeeper(SM)                                1.35%
     ING Lord Abbett Affiliated                                      0.74%
     ING Mercury Large Cap Growth                                    0.80%
     ING Mercury Large Cap Value                                     0.80%
     ING T. Rowe Price Capital Appreciation                          0.65%
     ING T. Rowe Price Equity Income                                 0.65%
     ING Templeton Global Growth                                     0.96%
     ING UBS U.S. Allocation                                         0.74%
     ING Van Kampen Equity Growth                                    0.65%
     ING Van Kampen Global Franchise                                 1.00%
     ING Van Kampen Growth and Income                                0.65%
     ING Van Kampen Real Estate                                      0.65%
     ING Wells Fargo Mid Cap Disciplined                             0.65%
     ING Wells Fargo Small Cap Disciplined                           0.75%



For information regarding the board's approval of the investment advisory or investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2005. However, the discussions regarding ING FMR(SM) Small Cap Equity and ING Franklin Income Portfolios, will be contained in the semi-annual shareholder report dated June 30, 2006.

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                             TAXES AND DISTRIBUTIONS

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Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a RIC, a Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or your tax adviser for information regarding taxes applicable to the Variable Contracts.


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                                   PERFORMANCE
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PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. ING Franklin Income Portfolio, ING Lord Abbett Affiliated Portfolio, ING Templeton Global Growth Portfolio, ING UBS U.S. Allocation Portfolio, ING Wells Fargo Mid Cap Disciplined Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by Franklin, ING IM, Lord Abbett, Templeton Global Advisors, UBS and Wells Capital Management.


While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.


The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.

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The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2005, as well as a comparison with the performance of the applicable benchmarks.(1)


                                                                                                             10 YEARS
                                                                                                            (OR SINCE
                                                                      1 YEAR       3 YEARS      5 YEARS     INCEPTION)
----------------------------------------------------------------------------------------------------------------------
   Franklin Income Fund - Class A (FKINX)                                 1.85%      14.38%         8.3%           8.8%
   (Comparable to ING Franklin Income Portfolio)
   S&P 500(R) Index                                                       7.58%       9.04%       14.82%         15.58%
   Lehman Brothers Government/Credit Bond Index                           2.37%       3.74%        6.11%          6.17%

   Lord Abbett Affiliated Fund - Class Y (LAFYX)                          3.61%      15.41%        2.98%          6.47%(2)
   (Comparable to ING Lord Abbett Affiliated Portfolio)
   Russell 1000(R) Value Index                                            7.05%      17.49%        5.28%         10.94%(3)
   S&P 500/Citigroup Value Index                                          8.71%      17.69%        4.54%          9.43%(3)

   Templeton Growth Fund - Class A (TEPLX)                                8.15%       18.9%        8.88%         10.74%
   (Comparable to ING Templeton Global Growth Portfolio)
   MSCI All Country World Index(SM)                                      10.02%      19.26%        2.64%          7.47%

   UBS U.S. Allocation Fund - Class Y (PWTYX)                             6.99%      15.37%        0.82%          9.63%
   (Comparable to ING UBS U.S. Allocation Portfolio)
   Russell 3000(R) Index                                                  6.12%       15.9%        1.58%           9.2%
   Lehman Brothers Aggregate Bond Index                                   2.43%       3.62%        5.87%          6.16%
   Merrill Lynch U.S. High Yield Cash Pay Only
    Constrained Index                                                     2.86%       13.1%        9.01%            --
   65% Russell 3000/30%LBAB/5% Merrill Lynch High
    Yield Cash Pay Only Constrained Index                                 4.93%      12.08%        3.53%            --

   Wells Fargo Advantage Mid Cap Disciplined Fund - Class I (SMCDX)       7.92%      22.53%       12.78%         17.15%(4)
   (Comparable to ING Wells Fargo Mid Cap Disciplined Portfolio)
   Russell Midcap(R) Value Index                                         12.65%      24.38%       12.21%         13.65%(5)

   Wells Fargo Advantage Small Cap Disciplined Fund - Class I (SCOVX)    (0.64)%     27.06%          --          18.12%(6)
   (Comparable to ING Wells Fargo Small Cap Disciplined Portfolio)
   Russell 2000(R) Value Index                                            4.71%      23.18%       13.55%         13.08%(7)



(1) The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The MSCI All Country World Index(SM) is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index. The Russell 2000(R) Value Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower than forecasted growth values. The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index including securities that are of investment-grade quality or better and have at least one year to maturity. The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-weighted index generally representative of intermediate and long-term government and investment grade corporate debt securities having maturities of greater than one year. The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States.

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(2)  Portfolio commenced operations on March 27, 1998.

(3)  Index Return is for period beginning April 1, 1999.

(4)  Portfolio commenced operations on December 31, 1998.

(5)  Index Return is for period beginning January 1, 1999.

(6)  Portfolio commenced operations on March 28, 2002.

(7)  Index Return is for period beginning April 1, 2002.

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                              FINANCIAL HIGHLIGHTS
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The following financial highlights tables are intended to help you understand each of the Portfolio's ADV Class shares' financial performance for the past 5 years (or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower it they did. For the years ended December 31, 2005, 2004 and 2003, the financial information has been derived from the Portfolios' financial statements which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered accounting firm.

Because the ADV Class shares of ING AllianceBernstein Mid Cap Growth, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING FMR(SM) Diversified Mid Cap, ING FMR(SM) Earnings Growth, ING Goldman Sachs Tollkeeper(SM), ING Lord Abbett Affiliated Portfolio, ING Mercury Large Cap Value, ING Templeton Global Growth, ING UBS U.S. Allocation, ING Van Kampen Equity Growth, ING Van Kampen Global Franchise, ING Van Kampen Real Estate, and ING Wells Fargo Mid Cap Disciplined Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end), audited financial highlights are presented for Service Class ("Class S") shares of these Portfolios.

For ING FMR(SM) Small Cap Equity and ING Franklin Income Portfolios, audited financial highlights are not available because these Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end).


ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO


                                                                                 CLASS S
                                                   --------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------
                                                      2005           2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year             $        17.81          14.90          8.92         12.75          14.78
 Income (loss) from investment operations:
 Net investment loss                            $        (0.11)*        (0.12)        (0.07)        (0.07)         (0.07)
 Net realized and unrealized gain
  (loss) on investments                         $         1.33           3.03          6.05         (3.76)         (1.96)
 Total from investment operations               $         1.22           2.91          5.98         (3.83)         (2.03)
 Net asset value, end of year                   $        19.03          17.81         14.90          8.92          12.75
 TOTAL RETURN(1)                                %         6.85          19.53         67.04        (30.04)        (13.73)

RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of year (000's)                $      568,850        664,525       528,029       288,770        468,567
 Ratios to average net assets:
 Net expenses after brokerage
  commission recapture                          %         1.01           0.97          0.99          1.02           1.01
 Gross expenses prior to brokerage
  commission recapture                          %         1.03           1.03          1.04          1.05           1.01
 Net investment income (loss)                   %        (0.66)         (0.79)        (0.68)        (0.69)         (0.53)
 Portfolio turnover rate                        %          103            126           111           159            211



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
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ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO



                                                                                   CLASS S
                                                    ---------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------------
                                                        2005           2004          2003          2002          2001
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PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year              $        11.79          10.99          7.84         10.53          10.71
 Income (loss) from investment operations:
 Net investment income                           $         0.05           0.02          0.02          0.02*          0.01
 Net realized and unrealized gain
  (loss) on investments                          $        (0.17)          0.80          3.14         (2.70)         (0.18)
 Total from investment operations                $        (0.12)          0.82          3.16         (2.68)         (0.17)
 Less distributions from:
 Net investment income                           $         0.02           0.02          0.01          0.01           0.01
 Total distributions                             $         0.02           0.02          0.01          0.01           0.01
 Net asset value, end of year                    $        11.65          11.79         10.99          7.84          10.53
 TOTAL RETURN(1)                                 %        (1.02)          7.48         40.36        (25.43)         (1.56)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                 $      478,871        567,903       573,425       365,177        516,009
 Ratio to average net assets:
 Net expenses after brokerage
  commission recapture                           %         0.90           0.91          0.93          0.94           0.95
 Gross expenses prior to brokerage
  commission recapture                           %         0.91           0.92          0.94          0.95           0.95
 Net investment income                           %         0.41           0.20          0.28          0.28           0.16
 Portfolio turnover rate                         %           87             41            40            40             42



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO


                                                                                   CLASS S
                                                    ---------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------------
                                                        2005           2004          2003          2002          2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year              $        11.54          10.58          7.74         10.18          10.58
 Income (loss) from investment operations:
 Net investment income                           $         0.05*          0.05          0.02          0.03*          0.01
 Net realized and unrealized gain
  (loss) on investments and foreign  currencies  $         0.66           0.93          2.82         (2.45)         (0.39)
 Total from investment operations                $         0.71           0.98          2.84         (2.42)         (0.38)
 Less distributions from:
 Net investment income                           $         0.05           0.02          0.00*         0.02           0.02
 Net realized gain on investments                $           --             --            --            --           0.00**
 Total distributions                             $         0.05           0.02            --          0.02           0.02
 Net asset value, end of year                    $        12.20          11.54         10.58          7.74          10.18
 TOTAL RETURN(1)                                 %         6.19           9.27         36.75        (23.79)         (3.62)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                 $       608,300        662,965       575,864       301,376        282,049
 Ratios to average net assets:
 Net expenses after brokerage
  commission recapture                           %          0.99           0.99          0.99          0.99           1.01
 Gross expenses prior to brokerage
  commission recapture                           %          1.00           1.00          1.00          1.01           1.01
 Net investment income                           %          0.42           0.44          0.30          0.33           0.17
 Portfolio turnover rate                         %            33             23            21            27             29



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents per share data for the period.
**   Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO


                                                                                   CLASS S
                                                    ---------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------------
                                                        2005           2004          2003          2002          2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period            $        12.26           9.89          7.41          9.21           9.89
 Income (loss) from investment operations:
 Net investment income (loss)                    $        (0.01)*        (0.03)         0.02          0.03*          0.02
 Net realized and unrealized gain
  (loss) on investments                          $         1.95           2.41          2.46         (1.81)         (0.68)
 Total from investment operations                $         1.94           2.38          2.48         (1.78)         (0.66)
 Less distributions from:
 Net investment income                           $           --           0.01          0.00**        0.02           0.02
 Net realized gains on investments               $         0.97             --            --            --             --
 Total distributions                             $         0.97           0.01            --          0.02           0.02
 Net asset value, end of period                  $        13.23          12.26          9.89          7.41           9.21
 TOTAL RETURN(2)                                 %        16.90          24.10         33.47        (19.34)         (6.64)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)               $      584,904        252,605       163,668        91,198         58,712
 Ratios to average net assets:
 Expenses(3)                                     %         0.99           1.01          1.00          1.01           1.01
 Net investment income(3)                        %        (0.06)         (0.30)         0.32          0.33           0.47
 Portfolio turnover rate                         %          186            151            93           106             89


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.


ING FMR(SM) EARNINGS GROWTH PORTFOLIO


                                                                                                               CLASS S
                                                                                                                MAY 4,
                                                                                                              2005(1) TO
                                                                                                             DECEMBER 31,
                                                                                                                 2005
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                                    $          10.12
 Income (loss) from investment operations:
 Net investment income                                                                                   $           0.02*
 Net realized and unrealized gain on investments                                                         $           0.48
 Total from investment operations                                                                        $           0.50
 Less distributions from:
 Net investment income                                                                                   $           0.01
 Net realized gain on investments                                                                        $           0.02
 Total distributions                                                                                     $           0.03
 Net asset value, end of period                                                                          $          10.59
 TOTAL RETURN(2)                                                                                         %           5.00

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                                       $          9,662
 Ratios to average net assets:
 Net expenses after expense waiver(3)(4)                                                                 %           0.98
 Gross Expenses prior to expense waiver(3)(4)                                                            %           0.98
 Net investment income(3)                                                                                %           0.27
 Portfolio turnover rate                                                                                 %            139


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO



                                                                                   CLASS S
                                                    ---------------------------------------------------------------------
                                                                                                                MAY 1,
                                                                    YEAR ENDED DECEMBER 31,                   2001(2) TO
                                                    ------------------------------------------------------   DECEMBER 31,
                                                       2005           2004          2003         2002(1)         2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period            $         7.48           6.71          4.76          7.69          10.00
 Income (loss) from investment operations:
 Net investment loss                             $        (0.06)         (0.04)        (0.06)        (0.10)         (0.06)
 Net realized and unrealized gain
  (loss) on investments                          $         0.18           0.81          2.01         (2.83)         (2.25)
 Total from investment operations                $         0.12           0.77          1.95         (2.93)         (2.31)
 Less distributions from:
 Net realized gain on investments                $         0.38             --            --            --             --
 Total distributions                             $         0.38             --            --            --             --
 Net asset value, end of period                  $         7.22           7.48          6.71          4.76           7.69
 TOTAL RETURN(3)                                 %         1.91          11.48         40.97        (38.10)        (23.10)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)               $       73,435         68,172        53,825        15,199          9,255
 Ratios to average net assets:
 Net expenses after reimbursement of
  unified fee                                    %         1.40           1.61          1.85          1.86           1.85
 Gross expenses prior to reimbursement
  of unified fee                                 %         1.61           1.61          1.85          1.86           1.85
 Net investment loss(4)                          %        (1.02)         (0.60)        (1.64)        (1.79)         (1.69)
 Portfolio turnover rate                         %           76             64            30            42             21


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

ING LORD ABBETT AFFILIATED PORTFOLIO


                                                                                   CLASS S
                                                    ---------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------------
                                                      2005(1)          2004          2003          2002          2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period            $        11.48          10.51          8.02         10.50          11.06
 Income (loss) from investment operations:
 Net investment income                           $         0.13*          0.14          0.10          0.09*          0.04
 Net realized and unrealized gain
  (loss) on investments                          $         0.49           0.90          2.41         (2.50)         (0.52)
 Total from investment operations                $         0.62           1.04          2.51         (2.41)         (0.48)
 Less distributions from:
 Net investment income                           $         0.14           0.07          0.02          0.07           0.05
 Net                                             $           --             --            --            --           0.03
 Total distributions                             $         0.14           0.07          0.02          0.07           0.08
 Net asset value, end of period                  $        11.96          11.48         10.51          8.02          10.50
 TOTAL RETURN(2)                                 %         5.48           9.92         31.25        (22.98)         (4.27)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)               $      176,644        210,577       139,825        94,986         95,347
 Ratios to average net assets:
 Expenses                                        %         1.00           1.00          1.00          1.01           1.01
 Net investment income                           %         1.10           1.34          1.24          1.03           0.78
 Portfolio turnover rate                         %          141             36            40            42             39



(1) Lord Abbett Affiliated & Co., has managed the Portfolio since December 1, 2005. Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY LARGE CAP GROWTH PORTFOLIO


                                                             ADV CLASS
                                                    ----------------------------
                                                                     MARCH 17,
                                                     YEAR ENDED      2004(1) TO
                                                    DECEMBER 31,    DECEMBER 31,
                                                        2005            2004
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $          10.45           10.06
 Income (loss) from investment operations:
 Net investment loss                            $          (0.02)          (0.00)*
 Net realized and unrealized gain on
  investments                                   $           1.05            1.25
 Total from investment operations               $           1.03            1.25
 Less distributions from:
 Net realized gains on investments              $             --            0.85
 Return of capital                              $             --            0.01
 Total distributions                            $             --            0.86
 Net asset value, end of period                 $          11.48           10.45
 TOTAL RETURN(2)                                %           9.86           12.57
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $          1,714              91
 Ratio to average net assets:                   %
 Net expenses after waiver/reimbursement
  of expenses(3)                                %           1.36            1.41
 Gross expenses prior to
  waiver/reimbursement of expenses(3)           %           1.56            1.41
 Net investment loss(3)                         %          (0.64)          (0.24)
 Portfolio turnover rate                        %            155             204


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*    Amount is less than $0.01.

ING MERCURY LARGE CAP VALUE PORTFOLIO


                                                                         CLASS S
                                                  ------------------------------------------------------
                                                                                               MAY 1,
                                                          YEAR ENDED DECEMBER 31,            2002(1) TO
                                                  ---------------------------------------   DECEMBER 31,
                                                     2005          2004          2003          2002
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $        11.69         10.98          8.45          10.00
 Income (loss) from investment operations:
 Net investment income                         $         0.09          0.02          0.01           0.00*
 Net realized and unrealized gain (loss) on
  investments                                  $         0.53          1.24          2.62          (1.55)
 Total from investment operations              $         0.62          1.26          2.63          (1.55)
 Less distributions from:
 Net investment income                         $           --          0.03          0.01             --
 Net realized gain on investments              $           --          0.52          0.09             --
 Total distributions                           $           --          0.55          0.10             --
 Net asset value, end of period                $        12.31         11.69         10.98           8.45
 TOTAL RETURN(3)                               %         5.31         11.52         31.22         (15.50)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $       42,308        74,928        27,213          8,045
 Ratios to average net assets:
 Net expenses after to reimbursement of
  unified fee(3)                               %         1.03          1.05          1.05           1.05
 Gross expenses prior to reimbursement of
  unified fee(3)                               %         1.07          1.05          1.05           1.05
 Net investment income(4)                      %         0.57          0.34          0.17           0.06
 Portfolio turnover rate                       %          170            75            76             61


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


                                                                                ADV CLASS
                                                               --------------------------------------------
                                                                        YEAR ENDED             DECEMBER 16,
                                                                       DECEMBER 31,             2003(1) TO
                                                               ----------------------------    DECEMBER 31,
                                                                   2005           2004(1)          2003
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $          24.37           21.34           20.75
 Income from investment operations:
 Net investment income                                     $           0.31*           0.34*           0.01
 Net realized and unrealized gain on investments and
  foreign currencies                                       $           1.41            3.13            0.68
 Total from investment operations                          $           1.72            3.47            0.69
 Less distributions:
 Net investment income                                     $           0.36            0.28            0.08
 Net realized gains on investments                         $           0.87            0.16            0.02
 Total distributions                                       $           1.23            0.44            0.10
 Net asset value, end of period                            $          24.86           24.37           21.34
 TOTAL RETURN(2)                                           %           7.33           16.28            3.72

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                      $         48,910          12,693              42
 Ratios to average net assets:
 Net expenses after expense waiver and after brokerage
  commission recapture(3)(4)                               %           1.25            1.25            1.28
 Net expenses after expense waiver and prior to brokerage
  commission recapture(3)(4)                               %           1.25            1.26            1.29
 Gross expenses prior to expense waiver and prior to
  brokerage commission recapture(3)(4)                     %           1.40            1.26            1.29
 Net investment income(3)                                  %           1.16            1.49            2.72
 Portfolio turnover rate                                   %             23              21              12



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING T. ROWE PRICE EQUITY INCOME PORTFOLIO


                                                                               ADV CLASS
                                                                      ----------------------------
                                                                                       JANUARY 15,
                                                                       YEAR ENDED      2004(1) TO
                                                                      DECEMBER 31,    DECEMBER 31,
                                                                          2005            2004
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                             $          13.68           12.35
 Income from investment operations:
 Net investment income                                            $           0.17*           0.16*
 Net realized and unrealized gain on investments                  $           0.29            1.37
 Total from investment operations                                 $           0.46            1.53
 Less distributions:
 Dividends from net investment income                             $           0.17            0.13
 Distributions from capital gains                                 $           0.32            0.07
 Total distributions                                              $           0.49            0.20
 Net asset value, end of period                                   $          13.65           13.68
 TOTAL RETURN(2)                                                  %           3.55           12.41

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $         20,692           3,581
 Ratios to average net assets:
 Net expenses after waiver/reimbursement of expenses and
  brokerage commission recapture(3)(4)                            %           1.25            1.26
 Net expenses after waiver/reimbursement of expenses and
  prior to brokerage commission(3)(4)                             %           1.25            1.27
 Gross expenses prior to waiver/reimbursement of expenses
  and prior to brokerage commission(3)(4)                         %           1.40            1.27
 Net investment income(3)                                         %           1.21            1.34
 Portfolio turnover rate                                          %             18              16


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING TEMPLETON GLOBAL GROWTH PORTFOLIO


                                                                                CLASS S
                                              --------------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------------------------------
                                                   2005(1)        2004           2003           2002             2001
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year        $         12.48          11.30           8.29          10.40            11.82
 Income (loss) from investment operations:
 Net investment income                     $          0.09           0.05           0.03           0.02*            0.00**
 Net realized and unrealized gain
  (loss) on investments and foreign
  currencies                               $          1.13           1.19           2.98          (2.12)           (1.41)
 Total from investment operations          $          1.22           1.24           3.01          (2.10)           (1.41)
 Less distributions from:
 Net investment income                     $          0.09           0.06             --           0.00*            0.01
 Return of capital                         $            --             --             --           0.01               --
 Total distributions                       $          0.09           0.06             --           0.01             0.01
 Net asset value, end of year              $         13.61          12.48          11.30           8.29            10.40
 TOTAL RETURN(2)                           %          9.88          10.95          36.31         (20.18)          (11.91)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)           $       380,403        389,945        358,796        226,961          255,251
 Ratios to average net assets:
 Net expenses after brokerage
  commission recapture                     %          1.22           1.26           1.25           1.25             1.26
 Gross expenses prior to brokerage
  commission recapture                     %          1.22           1.26           1.26           1.26             1.26
 Net investment income (loss)              %          0.67           0.45           0.38           0.20            (0.01)
 Portfolio turnover rate                   %           109             28             23             36               30



(1) Templeton Global Advisors Limited has managed the Portfolio since December 5, 2005. Prior to December 5, 2005, the Portfolio was managed by Capital Guardian Trust Company and had different principal investment strategies. Capital Guardian Trust Company managed the Portfolio from February 1, 2000 through December 2, 2005. Performance prior to February 1, 2000 is attributable to a different Sub-Adviser.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.


ING UBS U.S. ALLOCATION PORTFOLIO


                                                                                CLASS S
                                               -------------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                               -------------------------------------------------------------------------
                                                  2005            2004           2003           2002             2001
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $         9.53           8.65           7.33           8.71             9.40
 Income (loss) from investment operations:
 Net investment income                      $         0.13*          0.11           0.09           0.09*            0.03
 Net realized and unrealized gain
  (loss) on investments                     $         0.49           0.83           1.23          (1.38)           (0.64)
 Total from investment operations           $         0.62           0.94           1.32          (1.29)           (0.61)
 Less distributions from:
 Net investment income                      $         0.13           0.06           0.00**         0.09             0.08
 Total distributions                        $         0.13           0.06           0.00           0.09             0.08
 Net asset value, end of period             $        10.02           9.53           8.65           7.33             8.71
 TOTAL RETURN(2)                            %         6.52          10.93          18.02         (14.77)           (6.52)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $      124,059        102,356         68,691         47,394           51,723
 Ratios to average net assets:
 Net expenses after reimbursement of
  unified fee and brokerage commission
  recapture                                 %         0.97           1.01           1.01           1.01             1.01
 Net expenses after reimbursement of
  unified fee and prior to
  brokerage commission recapture            %         0.98           1.01           1.01           1.01             1.01
 Gross expenses prior to reimbursement
  of unified fee and
  broker commission recapture               %         1.00           1.01           1.01           1.01             1.01
 Net investment income(3)                   %         1.33           1.65           1.38           1.11             1.50
 Portfolio turnover rate                    %          104            106            203            126               50



(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO


                                                                       CLASS S
                                                ------------------------------------------------------
                                                                                             MAY 1,
                                                        YEAR ENDED DECEMBER 31,            2002(1) TO
                                                ---------------------------------------   DECEMBER 31,
                                                   2005          2004          2003         2002(2)
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $         10.31          9.65          7.89          10.00
 Income (loss) from investment operations:
 Net investment income (loss)                $         (0.02)         0.04          0.01*          0.01
 Net realized and unrealized gain (loss)
  on investments                             $          1.57          0.67          1.85          (2.11)
 Total from investment operations            $          1.55          0.71          1.86          (2.10)
 Less distributions from:
 Net investment income                       $          0.04            --          0.00**         0.01
 Net realized gain on investments            $            --          0.05          0.10             --
 Total distributions                         $          0.04          0.05          0.10           0.01
 Net asset value, end of period              $         11.82         10.31          9.65           7.89
 TOTAL RETURN(3)                             %         15.04          7.34         23.65         (21.05)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $        61,289        40,272        29,803          6,334
 Ratios to average net assets:
 Net expenses after reimbursement of
  expenses(3)                                %          0.91          0.90          1.02           1.00
 Gross expenses prior to reimbursement of
  expenses(3)                                %          0.93          0.90          1.02           1.00
 Net investment income(4)                    %         (0.16)         0.44          0.06           0.13
 Portfolio turnover rate                     %            84           170           120            113


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.


ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


                                                                       CLASS S
                                                ---------------------------------------------------------
                                                                                             MAY 1,
                                                        YEAR ENDED DECEMBER 31,            2002(1) TO
                                                ---------------------------------------   DECEMBER 31,
                                                   2005          2004          2003         2002(1)
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $         12.63          11.21           8.93            10.00
 Income (loss) from investment operations:
 Net investment income                      $          0.18*          0.13*          0.09             0.04*
 Net realized and unrealized gain (loss)
  on investments and foreign currencies     $          1.24           1.29           2.25            (1.11)
 Total from investment operations           $          1.42           1.42           2.34            (1.07)
 Less distributions from:
 Net investment income                      $          0.03             --             --               --
 Net realized gain on investments           $          0.14             --           0.00**             --
 Return of capital                          $            --             --           0.06               --
 Total distributions                        $          0.17             --           0.06               --
 Net asset value, end of period             $         13.88          12.63          11.21             8.93
 TOTAL RETURN(2)                            %         11.30          12.67          26.24           (10.70)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $       214,349        117,026         58,098           19,133
 Ratios to average net assets:
  Expenses(4)                               %          1.25           1.25           1.25             1.25
 Net investment income(4)                   %          1.35           1.20           1.35             0.70
 Portfolio turnover rate                    %            17              9              9               33


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
**   Amount less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO


                                                                              ADV CLASS
                                                                     ----------------------------
                                                                                     FEBRUARY 22,
                                                                      YEAR ENDED      2004(1) TO
                                                                     DECEMBER 31,    DECEMBER 31,
                                                                         2005            2004
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $           24.73           22.77
 Income from investment
 operations:
 Net investment income                                          $            0.24*           0.19*
 Net realized and unrealized gain on investments                $            2.14            2.05
 Total from investment operations                               $            2.38            2.24
 Less distributions from:
 Net investment income                                          $            0.25            0.28
 Total distributions                                            $            0.25            0.28
 Net asset value, end of period                                 $           26.86           24.73
 TOTAL RETURN(2)                                                %            9.71            9.84

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $             855             443
 Ratios to average net assets:
 Net expenses after expense waiver and after brokerage
  commission recapture(3)                                       %            1.24            1.25
 Net expenses prior to brokerage commission recapture
  and after expense waiver(3)(4)                                %            1.25            1.27
 Gross expenses prior to expense waiver and prior
  brokerage commission recapture(3)(4)                          %            1.40            1.27
 Net investment income(3)(4)                                    %            0.92            0.97
 Portfolio turnover rate                                        %              39              52


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING VAN KAMPEN REAL ESTATE PORTFOLIO


                                                                                 CLASS S
                                              -----------------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                              -----------------------------------------------------------------------------
                                                  2005             2004           2003            2002           2001(1)
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year       $          27.61            20.46          14.97           15.64            15.21
 Income (loss) from investment
  operations:
 Net investment income                    $           0.47+*           0.71           0.78*           0.73*            0.70
 Net realized and unrealized gain
  (loss) on investments                   $           4.07             7.01           4.86           (0.71)            0.53
 Total from investment operations         $           4.54             7.72           5.64            0.02             1.23
 Less distributions from:
 Net investment income                    $           0.31             0.35           0.03            0.44             0.59
 Net realized gain on investments         $           0.86             0.22           0.12            0.25             0.21
 Total distributions                      $           1.17             0.57           0.15            0.69             0.80
 Net asset value, end of year             $          30.98            27.61          20.46           14.97            15.64
 TOTAL RETURN(2)                          %          16.78            37.77          37.73            0.20             8.14

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)          $        983,628          572,066        341,126         194,207          130,643
 Ratios to average net assets:
 Expenses                                 %           0.90             0.91           0.93            0.95             0.95
 Net investment income                    %           1.58+            3.93           4.67            4.56             5.35
 Portfolio turnover rate                  %             24               18             12              27               81



(1) Since December 17, 2001, Van Kampen has served as Sub-Adviser for the ING Van Kampen Real Estate Portfolio. Prior to that date, a different firm served as Sub-Adviser.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
+ Effective January 1, 2006, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.42 and $0.40, increase net realized and unrealized gain on investments $0.42 and $0.40 and decrease the ratio of net investment to average net assets from 3.21% to 1.86% and 2.93% to 1.58% on Class I and Class S, respectively.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO


                                                                                CLASS S
                                              ---------------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------------
                                                  2005            2004           2003         2002(1)            2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year       $          14.75           13.14          10.03          14.20            16.33
 Income (loss) from investment
  operations:
 Net investment income                    $           0.08*           0.09           0.04           0.02*            0.01
 Net realized and unrealized gain
  (loss) on investments                   $           0.77            1.56           3.08          (4.17)           (2.13)
 Total from investment operations         $           0.85            1.65           3.12          (4.15)           (2.12)
 Less distributions from:
 Net investment income                    $           0.09            0.04           0.01           0.02             0.01
 Total distributions                      $           0.09            0.04           0.01           0.02             0.01
 Net asset value, end of year             $          15.51           14.75          13.14          10.03            14.20
 TOTAL RETURN(2)                          %           5.84           12.58          31.11         (29.26)          (12.98)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)          $        284,655         322,510        340,331        287,276          450,704
 Ratios to average net assets:
 Net expenses after brokerage
  commission recapture                    %           0.88            0.88           0.89           0.87             0.95
 Gross expenses prior to brokerage
  commission recapture                    %           0.91            0.92           0.94           0.95             0.95
 Net investment income                    %           0.53            0.58           0.33           0.20             0.09
 Portfolio turnover rate                  %            176              90            106            158               40



(1) Wells Capital Management has managed the Portfolio since August 29, 2005 From August 1, 2002 to August 28, 2005, Jennison Associates, LLC served as the Sub-Adviser for the ING Jennison Equity Opportunities Portfolio. Performance prior to August 1, 2002 is attributable to a different Sub-Adviser.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO


                                                                                                             CLASS ADV
                                                                                                            ------------
                                                                                                            NOVEMBER 30,
                                                                                                              2005(1) TO
                                                                                                            DECEMBER 31,
                                                                                                                2005
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                                   $          10.00
 Loss from investment operations:
 Net investment income                                                                                  $          (0.01)
 Net realized and unrealized loss on investments                                                        $          (0.26)
 Total from investment operations                                                                       $          (0.27)
 Net asset value, end of period                                                                         $           9.73
 TOTAL RETURN(2)                                                                                        %          (2.70)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                                      $              1
 Ratios to average net assets:
 Net expenses after expense waiver(3)(4)                                                                %           1.47
 Gross expenses prior to expense waiver(3)(4)                                                           %           2.03
 Net investment loss(3)                                                                                 %          (1.69)
 Portfolio turnover rate                                                                                %              1


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% and 0.10% of the distribution fee for Class ADV and Class S2 shares of the Portfolio, respectively. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.

TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated April 28, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios is available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's Report.


To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258, or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investor's Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investor's Trust are available on the EDGAR Database on the SEC's internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.


[ING LOGO]


04/28/06                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2006

INSTITUTIONAL CLASS


BALANCED FUND

ING MFS TOTAL RETURN PORTFOLIO

BOND FUNDS
ING LIMITED MATURITY BOND PORTFOLIO
ING PIMCO CORE BOND PORTFOLIO
ING PIMCO HIGH YIELD PORTFOLIO

INTERNATIONAL/GLOBAL FUNDS
ING GLOBAL REAL ESTATE PORTFOLIO

ING GLOBAL RESOURCES PORTFOLIO

ING INTERNATIONAL PORTFOLIO
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
ING JULIUS BAER FOREIGN PORTFOLIO
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

MONEY MARKET FUND
ING LIQUID ASSETS PORTFOLIO

STOCK FUNDS

ING DISCIPLINED SMALL CAP VALUE PORTFOLIO

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
ING EQUITIESPLUS PORTFOLIO
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
ING EVERGREEN OMEGA PORTFOLIO
ING JANUS CONTRARIAN PORTFOLIO
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
(FORMERLY, ING SALOMON BROTHERS ALL CAP PORTFOLIO)

ING LEGG MASON VALUE PORTFOLIO
ING MARSICO GROWTH PORTFOLIO
ING MFS MID CAP GROWTH PORTFOLIO
ING MFS UTILITIES PORTFOLIO
ING OPPENHEIMER MAIN STREET PORTFOLIO(R)
ING PIONEER FUND PORTFOLIO
ING PIONEER MID CAP VALUE PORTFOLIO

ING STOCK INDEX PORTFOLIO


NOT ALL PORTFOLIOS MAY BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE INSTITUTIONAL CLASS SHARES OF CERTAIN PORTFOLIOS OF ING INVESTORS TRUST. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                  PAGE
INTRODUCTION
  ING Investors Trust                                                                2
  Advisers                                                                           2
  Portfolios and Sub-Advisers                                                        2
  Classes of Shares                                                                  2
  Investing Through Your Variable Contract or Qualified Plan                         2
  Why Reading this Prospectus is Important                                           2

DESCRIPTION OF THE PORTFOLIOS
  ING Disciplined Small Cap Value Portfolio                                          3
  ING Eagle Asset Capital Appreciation Portfolio                                     5
  ING EquitiesPlus Portfolio                                                         8
  ING Evergreen Health Sciences Portfolio                                           10
  ING Evergreen Omega Portfolio                                                     13
  ING Global Real Estate Portfolio                                                  16
  ING Global Resources Portfolio                                                    18
  ING International Portfolio                                                       22
  ING Janus Contrarian Portfolio                                                    25
  ING JPMorgan Emerging Markets Equity Portfolio                                    29
  ING JPMorgan Small Cap Equity Portfolio                                           33
  ING JPMorgan Value Opportunities Portfolio                                        36
  ING Julius Baer Foreign Portfolio                                                 38
  ING Legg Mason Partners All Cap Portfolio                                         42
  ING Legg Mason Value Portfolio                                                    46
  ING Limited Maturity Bond Portfolio                                               50
  ING Liquid Assets Portfolio                                                       54
  ING Marsico Growth Portfolio                                                      57
  ING Marsico International Opportunities Portfolio                                 61
  ING MFS Mid Cap Growth Portfolio                                                  64
  ING MFS Total Return Portfolio                                                    67
  ING MFS Utilities Portfolio                                                       72
  ING Oppenheimer Main Street Portfolio(R)                                          75
  ING PIMCO Core Bond Portfolio                                                     78
  ING PIMCO High Yield Portfolio                                                    81
  ING Pioneer Fund Portfolio                                                        84
  ING Pioneer Mid Cap Value Portfolio                                               86
  ING Stock Index Portfolio                                                         88
  ING VP Index Plus International Equity Portfolio                                  91

PORTFOLIO FEES AND EXPENSES                                                         93

SUMMARY OF PRINCIPAL RISKS                                                          95

MORE INFORMATION
  Percentage and Rating Limitation                                                 102
  A Word about Portfolio Diversity                                                 102
  Fundamental Investment Policies                                                  102
  Non-Fundamental Investment Policies                                              102
  Additional Information about the Portfolios                                      102
  Temporary Defensive Positions                                                    102
  Administrative Services                                                          102
  Portfolio Distribution                                                           103
  How ING Groep Compensates Entities Offering Our Portfolios as Investment
    Options in Their Investment Products                                           103
  Interests of the Holders of Variable Contracts and Qualified Plans               104
  Pricing of Portfolio Shares                                                      104
  Purchase and Redemption of Shares                                                104
  Frequent Trading - Market Timing                                                 105
  Portfolio Holdings Disclosure Policy                                             106
  Report to Shareholders                                                           106

NET ASSET VALUE                                                                    106

MANAGEMENT OF THE PORTFOLIOS
  Advisers                                                                         108
  Advisory Fee                                                                     108

TAXES AND DISTRIBUTIONS                                                            110

PERFORMANCE                                                                        111

FINANCIAL HIGHLIGHTS                                                               114

TO OBTAIN MORE INFORMATION                                                   Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

ADVISERS


Directed Services, Inc. ("DSI") serves as the investment adviser to each of the Portfolios, except ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate and ING VP Index Plus International Equity Portfolios; and ING Investments, LLC ("ING Investments") serves as the investment adviser to ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate and ING VP Index Plus International Equity Portfolios (each, an "Adviser" and collectively, "Advisers"). Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSI and ING Investments are indirect, wholly-owned subsidiaries of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.


PORTFOLIOS AND SUB-ADVISERS


ING Disciplined Small Cap Value Portfolio - ING Investment Management Co.

ING Eagle Asset Capital Appreciation Portfolio - Eagle Asset Management, Inc. ING EquitiesPlus Portfolio - ING Investment Management Co.
ING Evergreen Health Sciences Portfolio - Evergreen Investment Management Company, LLC
ING Evergreen Omega Portfolio - Evergreen Investment Management Company, LLC ING Global Real Estate Portfolio - ING Clarion Real Estate Securities L.P.

ING Global Resources Portfolio - ING Investment Management Co.

ING International Portfolio - ING Investment Management Co.
ING Janus Contrarian Portfolio - Janus Capital Management LLC
ING JPMorgan Emerging Markets Equity Portfolio - J.P. Morgan Investment Management Inc.
ING JPMorgan Small Cap Equity Portfolio - J.P. Morgan Investment Management Inc. ING JPMorgan Value Opportunities Portfolio - J.P. Morgan Investment Management Inc.
ING Julius Baer Foreign Portfolio - Julius Baer Investment Management LLC

ING Legg Mason Partners All Cap Portfolio - Salomon Brothers Asset Management
Inc.

ING Legg Mason Value Portfolio - Legg Mason Capital Management, Inc.
ING Limited Maturity Bond Portfolio - ING Investment Management Co.
ING Liquid Assets Portfolio - ING Investment Management Co.
ING Marsico Growth Portfolio - Marsico Capital Management, LLC
ING Marsico International Opportunities Portfolio - Marsico Capital Management, LLC
ING MFS Mid Cap Growth Portfolio - Massachusetts Financial Services Company
ING MFS Total Return Portfolio - Massachusetts Financial Services Company
ING MFS Utilities Portfolio - Massachusetts Financial Services Company
ING Oppenheimer Main Street Portfolio(R) - OppenheimerFunds, Inc.
ING PIMCO Core Bond Portfolio - Pacific Investment Management Company LLC
ING PIMCO High Yield Portfolio - Pacific Investment Management Company LLC
ING Pioneer Fund Portfolio - Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio - Pioneer Investment Management, Inc.

ING Stock Index Portfolio - ING Investment Management Co.

ING VP Index Plus International Equity Portfolio - ING Investment Management Advisors, B.V.


CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. ING Liquid Assets Portfolio does not offer ADV Class shares and ING Stock Index Portfolio does not offer ADV Class, Class S or Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus. Class I shares are not subject to any sales loads, servicing fees or Rule 12b-1 distribution fees.


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Shares of the Portfolios may be offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio. Class I shares also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.


Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, principal investment strategies and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------


ING DISCIPLINED SMALL CAP VALUE PORTFOLIO


SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

The Fund seeks to outperform the total return performance of the Russell 2000(R) Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000(R) Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Russell 2000(R) Value Index is a stock market index comprised of common stocks with lower price-to-book ratios and lower forecasted growth values as defined by Russell. The Sub-Adviser defines small-capitalization companies as companies that are included in the Russell 2000(R) Value Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Russell 2000(R) Value Index changes. At December 31, 2005, the smallest company in the Russell 2000(R) Value Index had a market capitalization of $30.10 million and the largest company had a market capitalization of $3.71 billion.


In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the Russell 2000(R) Value Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the Russell 2000(R) Value Index that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the Russell 2000(R) Value Index are generally invested in proportion to their representation in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the Russell 2000(R) Value Index, the Sub-Adviser expects that there will be a significant correlation between the performance of the Portfolio and that of the Russell 2000(R) Value Index in both rising and falling markets.

The Portfolio may invest in derivative instruments.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INDEX STRATEGY RISK
                                  MANAGER RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.


Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Omar Aquilar, Ph.D       Dr. Aguilar, portfolio manager, has managed the Portfolio since inception. Dr. Aguilar has been with ING IM since July 2004 and is head of quantitative equity research. He previously served as head of Lehman Brothers' quantitative research for their
                         alternative investment management business since January 2002.
                         Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since (from July 1999 through January 2002).


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO

SUB-ADVISER

Eagle Asset Management, Inc. ("Eagle Asset")

INVESTMENT OBJECTIVE

Capital appreciation. Dividend income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price. The equity securities in which the Portfolio invests include common stocks, securities convertible into common stocks, options on equities and rights and warrants.


For the Portfolio's domestic investments, Eagle Asset picks stocks from the 500 largest names in the Russell 1000(R) Index (by market capitalization). It focuses on securities with solid fundamentals, predictable growth and reasonable valuations relative to their peers. Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses without competitive advantage(s) are typically eliminated from consideration. This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.


The portfolio management team ("Team") then develops an earnings model for each company in the resulting universe with each co-portfolio manager on the Team responsible for stocks in his/her sector of expertise. The research process concentrates on determining sustainable long-term growth prospects. Finally, the Team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return, given the level of risk.

The Portfolio may invest up to 25% of its total assets in foreign issuers. The Portfolio may write covered put and call options and may purchase protective puts. It may also purchase uncovered puts and calls that expose up to 55% of the Portfolio's total assets, and may enter into financial futures contracts and options thereon and currency hedging transactions.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because Class I shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996      10.62
1997      27.28
1998       1.55
1999       0.51
2000       8.77
2001      (4.43)
2002     (17.05)
2003      25.26
2004      14.88
2005       0.30

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best: 4th Quarter 1998: 17.34%

                        Worst: 3rd Quarter 2002: (18.71)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index and the Russell 1000(R) Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companinies in the United States. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                        1 YEAR     5 YEARS     10 YEARS
       CLASS S RETURN                    0.30%       2.73%       5.98%
       S&P 500(R) Index                  4.91%       0.54%       9.07%
       Russell 1000(R) Index             6.27%       1.07%       9.28%



(1) The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


MORE ON THE SUB-ADVISER


Eagle Asset has managed the Portfolio since its inception. Eagle Asset is in the business of managing institutional client accounts and individual accounts on a discretionary basis. Eagle Asset is a subsidiary of Raymond James Financial, Inc., a publicly traded company whose shares are listed on the New York Stock Exchange. As of December 31, 2005, Eagle Asset had over $11.5 billion in client assets under management. The principal address of Eagle Asset is 880 Carillon Parkway, St. Petersburg, Florida 33716.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Richard Skeppstrom, II     Managing Director, Conservative Large Cap Equity
                           Portfolio Co-Manager

                           Mr. Skeppstrom has 15 years of investment experience and has been with Eagle Asset since 2001. Prior to 2001, Mr. Skeppstrom was the Senior Portfolio Manager for the Conservative Large Cap product at Evergreen
                           Investment Management and co-manager of the Evergreen
                           Capital Growth Fund.

Robert R. Marshall         Conservative Large Cap Equity Portfolio Co-Manager

                           Mr. Marshall has 17 years of investment experience and came to Eagle Asset in 2002 after nearly 8 years at Wachovia Securities where he was a Director and Senior
                           Vice President of Equity Research.

E. Craig Dauer             Conservative Large Cap Equity Portfolio Co-Manager

                           Mr. Dauer came to Eagle Asset in 2001 and has 11 years of investment experience. From 1999 to 2001, Mr. Dauer was a Portfolio Co-Manager for the Evergreen Investment
                           Management Conservative Large Cap product. He also served as an Equity Analyst with First Union Capital
                           Markets.

John G. Jordan, III, CFA   Conservative Large Cap Equity Portfolio Co-Manager

                           Mr. Jordan came to Eagle Asset in 2001 and has 14 years of investment experience. From 1999 to 2001, Mr. Jordan was a Portfolio Co-Manager for the Conservative Large
                           Cap product at Evergreen Investment Management. He also served as a portfolio manager and research analyst at Thompson, Siegel, and Walmsley. Mr. Jordan is a
                           Chartered Financial Analyst.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING EQUITIESPLUS PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE


Seeks long term total return that (before fees and expenses) exceeds total return of the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio will invest primarily in a portfolio consisting of derivative instruments whose economic returns are closely equivalent to the returns of the S&P 500(R) Index or its components ("S&P 500(R) derivatives"). The S&P 500(R) derivatives in which the Portfolio invests are backed by a portfolio of fixed income instruments. The Portfolio also may invest in common stocks that are included in the S&P 500(R) Index. The S&P 500(R) Index is an unmanaged index of 500 widely held common stocks, and is not available for investment. The Portfolio is neither sponsored by nor affiliated with S&P.

The Sub-Adviser uses S&P 500(R) derivatives in addition to or in place of securities of companies listed on the S&P 500(R) Index in an attempt to equal or exceed the performance of the S&P 500(R). The S&P 500(R) derivatives in which the Portfolio may invest include options, futures, options on futures and swaps.

It is intended that the Portfolio will normally purchase S&P 500(R) derivatives at a fraction of the cost of the underlying equity securities, it can maintain an exposure to derivatives equal to up to 100% of its total assets, while at the same time, investing in the pool of fixed-income instruments that back the Portfolio's S&P 500(R) derivative investments. The Sub-Adviser manages the Portfolio's fixed-income investments in an effort to enhance the Portfolio's total return, subject to a portfolio duration that, under normal market conditions, is not expected to exceed two years.

While it is expected that the Portfolio will normally invest substantially all of its assets in S&P 500(R) derivatives, when S&P 500(R) derivatives appear to be overvalued relative to the S&P 500(R) Index, the Portfolio may invest all of its assets in S&P 500(R) stocks. The Portfolio also may invest in exchange traded funds ("ETFs") based on the S&P 500(R) Index.

The Portfolio will invest in a portfolio of bonds, including but not limited to, corporate, government and mortgage-related bonds, which, at the time of purchase, are rated investment grade (at least BBB- by Standard & Poor's(R) Rating Group, Baa3 by Moody's Investors Service, Inc., or BBB- by Fitch) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated.


The Portfolio may also invest in: preferred stocks; high-quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; and options and futures contracts involving securities, securities indices and interest rates. The Portfolio also may engage in dollar roll transactions and swap agreements.


The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are believed to be cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to applicable limits. The Portfolio may borrow up to 10% of the value of its net assets (this amount may be increased to 25% for temporary purposes).


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           BORROWING AND LEVERAGE RISK

                                   CREDIT RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                               MARKET TRENDS RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affilate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
James B. Kauffmann       Mr. Kauffmann, portfolio manager, has been with ING IM
                         since 1996, and has managed the Portfolio since its
                         inception. Prior to joining ING IM, he was a senior
                         fixed income portfolio manager with Alfa Investments,
                         Inc., worked in the capital markets group of a major
                         Wall Street dealer and served as an analyst with a
                         venture capital fund.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN HEALTH SCIENCES PORTFOLIO

SUB-ADVISER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio is a non-diversified portfolio that will normally invest at least 80% of its assets in the equity securities of health care companies, meaning companies that develop, produce or distribute products or services related to the health care or medical industries and derive a substantial portion, I.E., more than 50%, of their sales from products and services in health care. These include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Portfolio may invest in securities of relatively well-known and large companies as well as small- and medium-sized companies. In choosing the best companies in which to invest, the Sub-Adviser looks for able management, growing products, leading technology, franchise niche, and a strong balance sheet, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both the Sub-Adviser's estimate of their fundamental investment value and their relative attractiveness to their business competitors.

The Portfolio may invest in securities of both domestic and foreign issuers. There is no limit to the amount the Portfolio may invest in foreign securities.


The Portfolio may also engage in short sales of index unit investment trusts such as the NASDAQ-100(R) Index tracking stock. Such practices are used to seek to protect the Portfolio against market decline, to adjust the Portfolio's duration, to maintain the Portfolio's exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                             HEALTHCARE SECTOR RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                              PRICE VOLATILITY RISK

                                   SECTOR RISK
                                SHORT SALES RISK
                        SMALL-CAPITALIZATION COMPANY RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because Class I shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the performance of the Portfolio's Class S shares for the first full calendar year of operations.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005    10.41

                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 3rd Quarter 2005: 6.13%

                        Worst: 1st Quarter 2005: (4.50)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index and the Standard & Poor's 1500 Supercomposite Health Sector ("S&P 1500 Supercomposite Health") Index. The S&P 500(R) is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Health Index is an unmanaged index tracking the performance of health care stocks within the S&P 500(R) Index, Standard & Poor's MidCap 400 Index(TM) and Standard & Poor's SmallCap 600 Index. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                         1 YEAR      5 YEARS        10 YEARS
                                                (OR LIFE OF CLASS)
       CLASS S RETURN                     10.41%       6.14%(1)        N/A
       S&P 500(R) Index                    4.91%       9.44%(2)        N/A
       S&P 1500 Supercomposite
       Health Index                        7.49%       4.59%(2)        N/A



(1) Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) The Index returns for Class S shares are for the period beginning May 1, 2004.


MORE ON THE SUB-ADVISER


EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $249 billion in assets for the Evergreen funds as of December 31, 2005. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Liu-Er Chen, CFA         Mr. Chen joined EIMC in 1995 where he serves as
                         Managing Director and Senior Portfolio Manager.
                         Mr. Chen is a Chartered Financial Analyst and has managed
                         the Portfolio since May 3, 2004. Mr. Chen brings to his
                         position more than 7 years of investment experience.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO

SUB-ADVISER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Sub-Adviser employs a growth style of equity management. "Growth" stocks are stocks of companies which the Sub-Adviser believes to have anticipated earnings ranging from steady to accelerated growth. The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because Class I shares did not have a full year of operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the performance of the Portfolio's Class S shares for the first full calendar year of operations.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005    3.98

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 3rd Quarter 2005: 5.69%

                        Worst: 1st Quarter 2005: (4.46)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                         1 YEAR      5 YEARS       10 YEARS
                                               (OR LIFE OF CLASS)
       CLASS S RETURN                     3.98%       5.94%(1)        N/A
       Russell 1000(R) Growth Index       5.26%       7.22%(2)        N/A



(1) Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) The Index return for Class S shares is for the period beginning May 1, 2004.


MORE ON THE SUB-ADVISER


EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $249 billion in assets for the Evergreen funds as of December 31, 2005. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                         POSITION AND RECENT BUSINESS EXPERIENCE
----                         ---------------------------------------
Maureen E. Cullinane, CFA    Ms. Cullinane joined EIMC in 1974 where she serves as
                             Managing Director and Senior Portfolio Manager. Ms.
                             Cullinane is a Chartered Financial Analyst and has
                             managed the Portfolio since May 1, 2004. Ms.
                             Cullinane brings to her position more than 25 years
                             of experience in the investment management industry.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING GLOBAL REAL ESTATE PORTFOLIO

SUB-ADVISER

ING Clarion Real Estate Securities L.P. ("INGCRES")

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with high total return. The Portfolio's investment objective is not fundamental and may be changed without shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


In selecting investments for the Portfolio, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the Portfolio will have investments located in a number of different countries located throughout the world, including the United States. As a general matter, the Portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs").


The Sub-Adviser uses a disciplined multi-step investment process for constructing the Portfolio's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

   - First, the Sub-Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

   - Second, the Sub-Adviser uses an in-house valuation process to identify investments it believes have superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and
       (iii) management and strategy.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                              DIVERSIFICATION RISK
                             FOREIGN INVESTMENT RISK
                        INABILITY TO SELL SECURITIES RISK
                           INDUSTRY CONCENTRATION RISK
                               MARKET TRENDS RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

                             SECURITIES LENDING RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER


INGCRES is the Sub-Adviser to ING Global Real Estate Portfolio. Founded in 1969, INGCRES, a Delaware limited partnership, is registered with the SEC as an investment adviser. INGCRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. The principal address of INGCRES is 259 N. Radnor-Chester Road, Radnor, PA 19087. INGCRES is in the business of providing investment advice to institutional and individual client accounts that, as of December 31, 2005, were valued at approximately $9.96 billion.

T. Ritson Ferguson and Steven D. Burton have shared responsibility for the day-to-day management of the Portfolio since its inception.


NAME                         POSITION AND RECENT BUSINESS EXPERIENCE
----                         ---------------------------------------
T. Ritson Ferguson, CFA      Mr. Ferguson, Chief Investment Officer ("CIO"), has
                             20 years of real estate investment experience. Mr.
                             Ferguson has served as Co-CIO and more recently CIO
                             of INGCRES since 1991.

Steven D. Burton, CFA        Mr. Burton, Managing Director, is a portfolio manager
                             and is a member of INGCRES' Investment Committee. He
                             is also responsible for evaluating the investment
                             potential of public real estate companies outside of
                             the US. Mr. Burton joined INGCRES in 1995.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities or "hard asset" companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:

   -   precious metals;

   -   ferrous and non-ferrous metals;

   -   integrated oil;

   -   gas/other hydrocarbons;

   -   forest products;

   -   agricultural commodities; and

   -   other basic materials that can be priced by a market.

Equity securities in which the Portfolio invests include common and preferred stocks and American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") but may also include other types of equity and equity derivative securities. The Portfolio may also invest in structured notes, whose value is linked to the price of a hard asset commodity or a commodity index.

The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.

The Portfolio also may invest in:

   -   securities of foreign issuers;


   -   companies not engaged in the production of commodities;


   -   investment-grade corporate debt;

   -   U.S. government or foreign obligations;

   -   money market instruments;

   -   repurchase agreements;

   -   derivatives.

The Portfolio may also invest directly in commodities, including gold bullion and coins.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:

         -  common stock;
         -  preferred stock;
         -  rights;
         -  warrants;
         -  "when-issued" securities;
         -  direct equity interests in trusts;
         -  joint ventures;
         -  "partly paid" securities;
         -  partnerships; and
         -  restricted securities.

The Portfolio may also engage in short sales (up to 25% of net assets).

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of Portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                 HARD ASSET RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               OTC INVESTMENT RISK
                             PORTFOLIO TURNOVER RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK
                                SHORT SALES RISK

                   U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1996-2003) and Class I shares (2004-2005) from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

1996      33.17
1997       6.22
1998     (29.58)
1999      23.36
2000      (4.73)
2001     (12.12)
2002       0.80
2003      52.22
2004       6.67
2005      38.08

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 3rd Quarter 2005: 23.64%

                        Worst: 3rd Quarter 1998: (19.01)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index, and the Goldman Sachs Natural Resources Index. The S&P 500(R) is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Goldman Sachs Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (For the periods ended December 31, 2005)


                                     1 YEAR      5 YEARS         10 YEARS
                                            (OR LIFE OF CLASS)
       CLASS I RETURN                 38.08%      32.48%(1)        N/A
       S&P 500(R) Index                4.91%      12.40%(3)        N/A
       Goldman Sachs Natural
         Resources Index              36.53%      33.66%(3)        N/A
       CLASS S RETURN                 37.73%      14.59%          8.74%
       S&P 500(R) Index                4.91%       0.54%          9.07%
       Goldman Sachs Natural
         Resources Index              36.53%      10.74%           N/A(4)



(1) Class I shares commenced operations on May 1, 2003. The performance table above reflects the returns for both Class I and Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) ING IM has managed the Portfolio since January 3, 2006. Baring International Investment Limited managed the Portfolio from March 1, 1999 through December 31, 2005. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3) The Index returns for the Class I shares are for the period beginning May 1, 2003.


(4)  The Index commenced August, 1996.


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Anthony Socci            Anthony Socci, Vice President and portfolio manager, has
                         managed the Portfolio since January of 2006. Mr. Socci
                         joined ING IM in 2004 as a Senior Sector Analyst covering
                         the energy and gas sector. In this role, he is
                         responsible for generating independent research and stock
                         rankings for ING IM's large-cap equity strategies and for
                         use by equity managers across ING IM. Prior to joining
                         ING IM in 2004, Mr. Socci had 25 years of investment
                         experience including 17 years in equity research, all
                         with Dreyfus Corporation.

James A. Vail            James A. Vail, Senior Vice President and portfolio
                         manager, has managed the Portfolio since January of 2006.
                         Mr. Vail has been with ING IM since July 2000. Mr. Vail
                         has over 30 years of investment experience. Prior to
                         joining ING IM in 2000, Mr. Vail was a Vice President at
                         Lexington Management Corporation, which he joined in
                         1991.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING INTERNATIONAL PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the U.S. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in mid-and small-sized companies. The Portfolio generally invests in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The Portfolio may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                                  CURRENCY RISK

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK

                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because Class I shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002     (16.15)
2003      29.17
2004      16.71
2005      10.50

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 2nd Quarter 2003: 16.16%

                        Worst: 3rd Quarter 2002: (21.03)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International Europe, Australasia, and Far East(R) ("MCSI EAFE(R)") Index. The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia, and the Far East. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                         1 YEAR      5 YEARS        10 YEARS
                                                (OR LIFE OF CLASS)
       CLASS S RETURN                     10.50%       8.72%(1)        N/A
       MSCI EAFE(R) Index                 14.02%      12.74%(2)        N/A



(1) Class S shares commenced operations on December 17, 2001. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) The Index return for Class S shares is for the period beginning January 1, 2002.


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Uri Landesman            Uri Landesman, Senior Vice President and Head of
                         International Equities for ING IM, has served as portfolio manager since May 2006. Mr. Landesman joined ING IM in 2006 from Federated Investors, where he was most recently
                         director of global equity research. During his tenure at
                         Federated (which began in 2003), he managed three
                         international large-cap growth funds as well as two global core funds. Prior to working at Federated he had served as an investment professional with Arlington Capital Management since 2001. Uri has over 20 years of experience and began
                         his career at Sanford C. Bernstein & Co.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO

SUB-ADVISER

Janus Capital Management LLC ("Janus Capital")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Sub-Adviser emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Sub-Adviser will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Sub-Adviser applies a "bottom up" approach in choosing investments. In other words, the Sub-Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Sub-Adviser makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Sub-Adviser chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                     HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK
                         MID-CAPITALIZATION COMPANY RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                             SPECIAL SITUATIONS RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Because Class I shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001      (5.03)
2002     (25.95)
2003      50.40
2004      17.13
2005      15.61

                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 2nd Quarter 2003: 27.41%

                        Worst: 3rd Quarter 2002: (20.32)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                             1 YEAR      5 YEARS      10 YEARS
                                                                  (OR LIFE OF CLASS)
       CLASS S RETURN                         15.61%       7.45%        4.78%(1)
       S&P 500(R) Index                        4.91%       0.54%       (1.03)%(2)



(1) Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) The Index return for Class S shares is for the period beginning October 1, 2000.


MORE ON THE SUB-ADVISER

Janus Capital and its predecessor firm have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969, and provides advisory services to managed accounts and investment companies. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.


Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") which owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses. As of December 31, 2005, JCG assets under management were approximately $148.5 billion.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
David C. Decker          Portfolio manager of the Portfolio since its inception.

                         Mr. Decker joined Janus Capital in 1992 and has managed
                         various other mutual funds and private accounts since that time. Mr. Decker has earned the right to use the Chartered
                         Financial Analyst designation.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.


The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets ("MSCI Emerging Markets") Index(SM). The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.


While the Portfolio invests primarily in equities, it may also invest in debt securities. The Portfolio may invest in high yield securities which are below investment grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into "dollar-rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the 1940 Act.

In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system described below.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                                  CURRENCY RISK

                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                     HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                         OTHER INVESTMENT COMPANIES RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Because Class I shares did not have a full year of operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999      61.66
2000     (33.79)
2001      (5.25)
2002     (10.70)
2003      46.62
2004      17.76
2005      34.82

                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 4th Quarter 1999: 31.50%

                        Worst: 3rd Quarter 2001: (22.80)%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the MSCI Emerging Markets Index(SM). The MSCI Emerging Markets Index(SM) is an unmanaged index that is comprised of equity securities in emerging markets. It is not possible to invest directly in the index.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                       1 YEAR      5 YEARS       10 YEARS
                                                            (OR LIFE OF CLASS)
       CLASS S RETURN                   34.82%      14.51%       5.76%(1)
       MSCI Emerging Markets Index(SM)  34.54%      19.44%       9.66%(3)



(1) Class S shares commenced operations on February 18, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since April 29, 2005. ING Investment Management Advisors B.V. managed the Portfolio from March 1, 2004 through April 28, 2005. Baring International Investment Limited managed the Portfolio from March 1, 1999 through February 29, 2004. Performance prior to March 1, 1999 is attributable to a different sub-adviser.


(3) The Index return for Class S shares is for the period beginning March 1, 1998.


MORE ON THE SUB-ADVISER


JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates had over $846.9 billion in assets under management.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Austin Forey             Primary portfolio manager of the Portfolio and Managing
                         Director, who has been at JPMorgan (or one of its
                         predecessors) since 1988. Mr. Forey is responsible for
                         Global Emerging Markets portfolios, a role he has
                         fulfilled since 1994. Prior to this he worked in the UK
                         market, where he was deputy head of UK research.

Ashraf el Ansary         Portfolio manager of the Portfolio since September 23,
                         2005, and an employee at JPMorgan since 1999, Ashraf el
                         Ansary is an investment manager responsible for Eastern
                         and Emerging European equities and is a Middle Eastern
                         country specialist within the Emerging Markets Equity
                         Team.

Greg Mattiko, CFA        Portfolio manager of the Portfolio since September 23,
                         2005, Greg Mattiko, CFA joined the Emerging Markets
                         Equity Team in 2002 and brings a decade of experience
                         to this role. Prior to joining JPMorgan, Mr. Mattiko
                         was a director of portfolio management for Value
                         Management & Research AG, based in Kronberg, Germany
                         for seven years, where he was responsible for European
                         Long/Short, European Technology, Global, and U.S.
                         equity funds.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital growth over the long term.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Small-cap companies are companies with market capitalization equal to those within a universe of Russell 2000(R) Index stocks. Market capitalization is the total market value of a company's shares.


The Sub-Adviser uses a multi-style approach, under which the portfolio managers select assets for the Portfolio in complementary styles. Through both fundamental and quantitative analysis, the portfolio management team focuses on companies that have a core competitive advantage and appear relatively attractive to other companies within the same economic sector. They base this analysis on a number of quantitative factors, as well as qualitative insights into industries and individual companies gathered through fundamental research. The sector and stock weightings of the investments selected will vary from weightings of the Russell 2000(R) Index only within limits established by the investment team.


The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2003-2004) and Class I shares (2005) from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003      34.22
2004      25.91
2005       4.00

                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 2nd Quarter 2003: 15.19%

                        Worst: 1st Quarter 2005: (5.15)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance - the Russell 2000(R) Index. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. It is not possible to invest directly in the index.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                       1 YEAR     5 YEARS        10 YEARS
                                             (OR LIFE OF CLASS)
      CLASS I RETURN                    4.00%      15.13%(1)        N/A
      Russell 2000(R) Index             4.55%      13.05%(3)        N/A
      CLASS S RETURN                    3.69%       9.34%(1)        N/A
      Russell 2000(R) Index             4.55%       9.19%(3)        N/A



(1) Class I shares commenced operations on May 6, 2004. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since May 1, 2002.

(3) The Index return for Class I shares is for the period beginning May 1, 2004. The Index return for Class S shares is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER


JPMorgan has managed the Portfolio since its inception and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates had over $846.9 billion in assets under management.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Christopher T. Blum      Mr. Blum, Managing Director, is a portfolio manager in
                         the U.S. Small Cap Equity Group. An employee since
                         1996, he rejoined JPMorgan in 2001 and is currently
                         responsible for managing structured small-cap core and
                         small-cap value accounts. Prior to 2001, Mr. Blum spent
                         two years as a research analyst responsible for the
                         valuation and acquisition of private equity assets at
                         Pomona Capital. He is a holder of the CFA designation.

Dennis S. Ruhl           Mr. Ruhl, Vice President, is a portfolio manager in the
                         U.S. Small Cap Equity Group. An employee of JPMorgan
                         since 1999, his current responsibilities include
                         managing structured small cap core and value accounts.
                         He is a holder of the CFA designation.

Glenn Gawronski, CFA     Mr. Gawronski, Vice President, is a portfolio manager
                         in the U.S Small Cap Equity Group and has 8 years of
                         investment experience. He has been employed by JPMorgan
                         or one of its affiliates since 1999. Mr. Gawronski is a
                         holder of the CFA designation.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization companies while those with market capitalizations above $5 billion are considered large-capitalization companies. Market capitalization is the total market value of a company's shares. The Sub-Adviser builds a portfolio that it believes has characteristics of undervalued securities.

Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Portfolio may invest in shares of investment companies.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio may invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.

The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INTEREST RATE RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                         OTHER INVESTMENT COMPANIES RISK
                              PRICE VOLATILITY RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

Since the Portfolio commenced operations on May 4, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.

MORE ON THE SUB-ADVISER


JPMorgan is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates had over $846.9 billion in assets under management.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Bradford L. Frishberg    Mr. Frishberg, Managing Director, founded and leads
                         JPMorgan's large-cap Active Value strategies in the
                         U.S. Equity group. An employee since 1996, he was
                         previously a portfolio manager in JPMorgan's London
                         office, then moved to JPMorgan's Tokyo office before
                         returning to New York in 2000. Prior to that, Mr.
                         Frishberg managed portfolios for Aetna Investment
                         Management in Hong Kong. He is also a CFA
                         charterholder.

Alan Gutmann             Mr. Gutmann, Vice President and a new member of the
                         team, has worked for JPMorgan since 2003, prior to
                         which he was a research analyst and portfolio manager
                         at Neuberger Berman in 2002, at First Manhattan Co. in
                         2001 and Oppenheimer Capital from 1991-2000.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO

SUB-ADVISER

Julius Baer Investment Management LLC ("JBIM")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the U.S. The Portfolio normally invests at least 80% of its assets in international equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common and preferred stock, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), convertible securities, rights, warrants, and other investment companies, including exchange traded funds.

The Sub-Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the U.S., Western Europe, and certain Dollar bloc countries including Australia, New Zealand and Canada), the stock selection process is primarily bottom-up. The Sub-Adviser concentrates on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Sub-Adviser believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Sub-Adviser uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The Sub-Adviser determines the Portfolio's exposure to Japan using a combination of bottom and top-down analysis. Bottom-up analysis is used to determine specific investments within Japan, but top-down analysis is essential to the determination of country exposure.


In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five countries, although the Portfolio may at times invest all of its assets in fewer than five countries. The Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the U.S. The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets." It presently does not anticipate investing more than 25% of its total assets in such securities.

The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio normally has a bias towards larger companies, but may also invest in small- and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as "junk bonds". The Portfolio may use futures, swaps and warrants, which are types of derivatives for hedging purposes and to maintain liquidity or to increase total return.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                     HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                 LIQUIDITY RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK

                              PRICE VOLATILITY RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2003-2004) and Class I shares (2005) from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003      31.06
2004      18.03
2005      15.60

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 2nd Quarter 2003: 19.92%

                        Worst: 1st Quarter 2003: (9.66)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE(R)") Index. The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                     1 YEAR      5 YEARS        10 YEARS
                                            (OR LIFE OF CLASS)
      CLASS I RETURN                  15.60%      18.09%(1)        N/A
      MSCI EAFE(R) Index              14.02%      17.44%(3)        N/A
      CLASS S RETURN                  15.35%      11.30%(1)        N/A
      MSCI EAFE(R) Index              14.02%      13.57%(3)        N/A



(1) Class I shares commenced operations on December 3, 2004. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) Julius Baer Investment Management LLC has managed the Portfolio since September 2, 2003. Prior to September 2, 2003, the Portfolio was managed by J.P. Morgan Investment Management, Inc., and had a different investment objective and principal investment strategies. Performance prior to September 2, 2003 is attributable to J.P. Morgan Investment Management, Inc.

(3) The Index return for Class I shares is for the period beginning December 1, 2004. The Index return for Class S shares is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER


Since September 2, 2003, JBIM has served as the Sub-Adviser to the Portfolio. JBIM is a registered investment adviser wholly owned by Julius Baer Securities, which in turn is wholly owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities and fixed-income securities. As of December 31, 2005, JBIM managed over $35.6 billion in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Rudolph-Riad Younes, CFA   Senior Vice President and Head of International
                           Equity; has been with the Julius Baer organization
                           since September 1993.

Richard Pell               Senior Vice President and Chief Investment Officer;
                           has been with the Julius Baer organization since
                           January 1995.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING LEGG MASON PARTNERS ALL CAP PORTFOLIO


SUB-ADVISER

Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE

Capital appreciation through investment in securities which the Sub-Adviser believes have above-average capital appreciation potential.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Sub-Adviser believes are undervalued in the marketplace. While the Sub-Adviser selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies, but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Sub-Adviser believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks. The Portfolios may also invest in foreign securities including emerging market issuers. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing interests in securities of foreign companies.

The Sub-Adviser is not constrained by a particular investment style and it may invest in "growth" or "value" securities. The Sub-Adviser employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Sub-Adviser uses proprietary models and fundamental research to try to identify stocks that are under priced in the market relative to their fundamental value. Next, the Sub-Adviser looks for a positive catalyst in the company's near term outlook which the Sub-Adviser believes will accelerate earnings or improve the value of the company's assets. The Sub-Adviser also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.


When evaluating an individual stock, the Sub-Adviser looks for:

   -   Low market valuations measured by its valuation models; and

   -   Positive changes in earnings prospects because of factors such as:

       -   New, improved or unique products and services;
       -   New or rapidly expanding markets for the company's products;
       -   New management;
       - Changes in the economic, financial, regulatory or political environment particularly affecting the company;
       -   Effective research, product development and marketing; and
       -   A business strategy not yet recognized by the marketplace.

The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.

The Portfolio may invest in illiquid securities. These securities, which cannot be easily resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK

                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                     RESTRICTED AND ILLIQUID SECURITIES RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Because Class I shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001       1.91
2002     (25.57)
2003      38.85
2004       7.85
2005       4.52

                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 2nd Quarter 2003: 21.22%

                        Worst: 3rd Quarter 2002: (21.65)%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 3000(R) Index. The Russell 3000(R) Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                     1 YEAR     5 YEARS        10 YEARS
                                                          (OR LIFE OF CLASS)
      CLASS S RETURN                  4.52%       3.49%          5.78%(1)
      Russell 3000(R) Index           6.12%       1.58%          0.69%(2)



(1) Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) The Index return for Class S shares is for the period beginning February 1, 2000.

MORE ON THE SUB-ADVISER


SaBAM, a wholly-owned subsidiary of Legg Mason, Inc., has affiliates in London, Tokyo and Hong Kong. Together they provide a broad range of equity and fixed-income investment management services to individuals and institutions. SaBAM has been an investment adviser since 1987, and as of December 31, 2005, SaBAM managed $88.6 billion in assets.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
John G. Goode            Managing Director, SaBAM

                         Mr. Goode has been employed by Citigroup Inc. or its predecessor firms since 1969.

Peter J. Hable           Managing Director, SaBAM

                         Mr. Hable has been employed by Citigroup Inc. and its predecessor firms since 1983.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO

SUB-ADVISER

Legg Mason Capital Management, Inc. ("Legg Mason")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities, including foreign securities. The securities may be listed on a securities exchange or traded in the over-the-counter markets. The Sub-Adviser follows its value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Sub-Adviser's assessment of their intrinsic value. Intrinsic value, according to the Sub-Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its academic sense rather than in the context often seen in current industry literature of "value" and "growth." Thus the Sub-Adviser may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The Sub-Adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Sub-Adviser generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Sub-Adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the Sub-Adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Sub-Adviser believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in convertible and debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                     HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK
                         MID-CAPITALIZATION COMPANY RISK
                               OTC INVESTMENT RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2001-2004) and Class I shares (2005) from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001      (9.51)
2002     (19.41)
2003      22.53
2004      13.87
2005       6.19

                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 4th Quarter 2004: 15.18%

                        Worst: 3rd Quarter 2002: (15.25)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                            1 YEAR        5 YEARS            10 YEARS
                                     (OR LIFE OF CLASS)  (OR LIFE OF CLASS)
      CLASS I RETURN         6.19%         12.73%(1)            N/A
      S&P 500(R) Index       4.91%          9.44%(3)            N/A
      CLASS S RETURN         5.99%          1.52%              1.41%(1)
      S&P 500(R) Index       4.91%          0.54%              1.03%(3)



(1) Class I shares commenced operations on May 6, 2004. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) Legg Mason Capital Management, Inc. has managed the Portfolio since May 3, 2004. Janus Capital Management LLC managed the Portfolio from September 9, 2002 through May 2, 2004.

(3) The Index return for Class I shares is for the period beginning May 1, 2004. The Index return for the Class S shares is for the period beginning October 1, 2000.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER

Legg Mason has served as the Sub-Adviser to the Portfolio since May 3, 2004. Founded in 1982, Legg Mason is a wholly owned subsidiary of Legg Mason, Inc. and is a specialist in the management of U.S. large-cap equities.

The principal address of Legg Mason is 100 Light St., Baltimore, MD 21202. As of December 31, 2005, Legg Mason managed over $60 billion in assets.


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Bill Miller - CIO        Legg Mason's investment team is led by Bill Miller, its
                         Chief Investment Officer (CIO). Mr. Miller is the
                         creator of Legg Mason's investment process and the
                         model portfolio used by Mary Chris Gay, the portfolio
                         manager, as a basis for the day-to-day management of
                         the Portfolio. Mr. Miller has been employed by Legg
                         Mason since 1982.

Mary Chris Gay           Ms. Gay, Senior Vice President and portfolio manager
                         for the Portfolio, implements the investment decisions
                         made and strategies employed by Mr. Miller in the model
                         portfolio, subject to the Portfolio's investment
                         objective, restrictions, cash flows, and other
                         considerations. Ms. Gay has managed or co-managed other
                         equity funds advised by the Legg Mason since 1998 and
                         has been employed by one or more subsidiaries of Legg
                         Mason since 1989.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LIMITED MATURITY BOND PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These short-to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the Portfolio maintains significant exposure to government securities.

The Sub-Adviser utilizes the following decision making process to achieve the Portfolio's objectives:

   - ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

   - YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

   - SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Sub-Adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and

   - SECURITY SELECTION. The Sub-Adviser emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.


The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Sub-Adviser determines at the time of purchase that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub-Adviser. For a description of bond ratings, please refer to the Statement of Additional Information.


The Portfolio may also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its principal investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           BORROWING AND LEVERAGE RISK

                                    CALL RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             PORTFOLIO TURNOVER RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

                   U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Because Class I shares did not have a full year of operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996      4.32
1997      6.67
1998      6.86
1999      1.13
2000      7.73
2001      8.84
2002      7.24
2003      2.84
2004      1.38
2005      1.63

                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 3rd Quarter 2001: 4.19%

                        Worst: 2nd Quarter 2004: (0.93)%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. It is not possible to invest directly in the index.

                            AVERAGE ANNUAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                       1 YEAR     5 YEARS         10 YEARS
      CLASS S RETURN                     1.63%       4.34%          4.82%
      Lehman Brothers 1-3 Year
        Government/Credit Bond Index     1.73%       3.83%          4.89%



(1) Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation has served as the Sub-Adviser to the Portfolio since January 1998. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect, wholly owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
James B. Kauffmann       Mr. Kauffmann, portfolio manager, has been with ING IM
                         since 1996, and has managed the Portfolio since its
                         inception. Prior to joining ING IM, he was a senior
                         fixed income portfolio manager with Alfa Investments,
                         Inc., worked in the capital markets group of a major
                         Wall Street dealer and served as an analyst with a
                         venture capital fund.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

High level of current income consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will operate as a diversified portfolio and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks.

The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 90 days.

The Portfolio will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee-dollar and Euro-dollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Portfolio may invest more than 25% of its total assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers.

The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity as well as adherence to regulatory requirements. The four steps are:

   -   First, a formal list of high-quality issuers is actively maintained;

   - Second, securities of issuers on the approved list which meet maturity guidelines and are rated first tier (I.E., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Portfolio's Board of Trustees), are selected for investment;

   - Third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

   - Finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                        MORTGAGE-RELATED SECURITIES RISK
                                   SECTOR RISK

                   U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK


AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1996-2004) and Class I shares (2005) from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996       5.01
1997       5.07
1998       5.13
1999       4.74
2000       6.05
2001       3.85
2002       1.43
2003       0.75
2004       0.92
2005       3.04

                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best: 3rd Quarter 2000: 1.56%

                         Worst: 4th Quarter 2003: 0.16%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and S shares' performance to that of a broad measure of market performance - the iMoneyNet First Tier Retail Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. It is not possible to invest directly in the index.

                            AVERAGE ANNUAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                    1 YEAR      5 YEARS        10 YEARS
                                           (OR LIFE OF CLASS)
      CLASS I RETURN                  3.04%       2.36%(1)        N/A
      iMoneyNet First Tier
        Retail Index                  2.45%       1.65%(2)        N/A
      CLASS S RETURN                  2.78%       1.94%          3.55%
      iMoneyNet First Tier
        Retail Index                  2.45%       1.65%          3.35%



(1) Class I shares commenced operations on May 7, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) The Index return for Class I shares is for the period beginning May 1, 2004.


The Portfolio's Class I shares' 7-day yield as of December 31, 2005 was 4.07%. Call toll free 1-800-366-0066 for the Portfolio's current 7-day yield.


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio since January 1998. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
David S. Yealy           Mr. Yealy joined ING IM in November 2004 and has over
                         19 years of investment experience. Prior to joining ING
                         IM, he was a Managing Director with Trusco Capital
                         Management ("Trusco") where he was responsible for over
                         $9 billion of assets under management. Mr. Yealy joined
                         Trusco in 1991 and during his 13-year tenure he was
                         instrumental in the development and marketing of that
                         firm's cash management business.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING MARSICO GROWTH PORTFOLIO

SUB-ADVISER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests primarily in equity securities selected for their growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The Sub-Adviser defines large companies as companies that typically have a market capitalization in the range of $4 billion or more at the time of purchase. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions.


In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach generally takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors, and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.


The Sub-Adviser may reduce or sell investments in portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.


The Portfolio's core investments generally are comprised of well-known established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The Portfolio may also invest in foreign securities (including in emerging or developing markets) and forward foreign currency contracts, futures and options.

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.


When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              INVESTMENT MODEL RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK

                              PRICE VOLATILITY RISK

                                   SECTOR RISK
                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1999-2003) and Class I shares (2004-2005) from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999      78.13
2000     (21.99)
2001     (30.23)
2002     (29.57)
2003      32.72
2004      12.86
2005       9.13

                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 4th Quarter 1999: 41.31%

                        Worst: 1st Quarter 2001: (24.22)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' historical performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                             1 YEAR         5 YEARS             10 YEARS
                                       (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
      CLASS I RETURN          9.13%           17.78%(1)             N/A
      S&P 500(R) Index        4.91%           14.29%(3)             N/A
      CLASS S RETURN          8.89%           (4.39)%              3.31%(1)
      S&P 500(R) Index        4.91%            0.54%               3.03%(3)



(1) Class I shares commenced operations on May 1, 2003. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I shares have different expenses.


(2) Marsico Capital Management, LLC has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to a different sub-adviser.

(3) The Index return for the Class I shares is for the period beginning May 1, 2003. The Index return for the Class S shares is for the period beginning August 1, 1998.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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MORE ON THE SUB-ADVISER


Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2005, Marsico managed approximately $63 billion in assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Thomas F. Marsico        Thomas F. Marsico is the Chief Investment Officer of
                         Marsico ("MCM") and manages the investment program of
                         the ING Marsico Growth Portfolio. Mr. Marsico has over
                         20 years of experience as a securities analyst and a
                         portfolio manager. Prior to forming Marsico Capital in
                         September 1997, Mr. Marsico served as the portfolio
                         manager of the Janus Twenty Fund from January 31, 1988
                         through August 11, 1997 and served in the same capacity
                         for the Janus Growth and Income Fund from May 31, 1991
                         (the Fund's inception date) through August 11, 1997.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

SUB-ADVISER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio is a diversified portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.

The Portfolio normally invests in issuers from a number of different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions.

The Portfolio may invest in common stocks of companies operating in emerging markets.

The Portfolio may invest without limit in foreign investments. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential. Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and forward foreign currency contracts.

Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities and up to 5% of its total assets in high-yield bonds and mortgage and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors and competitors. The Sub-Adviser may also prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The Sub-Adviser may reduce or sell investments in Portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.


The Portfolio's core investments generally are comprised of well-known, established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).


The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Sub-Adviser considers it advantageous to purchase or sell securities.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              INVESTMENT MODEL RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                               OTC INVESTMENT RISK

                              PRICE VOLATILITY RISK

                                   SECTOR RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio commenced operations on April 29, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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MORE ON THE SUB-ADVISER


Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2005, Marsico managed approximately $63 billion in assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
James G. Gendelman  Mr. Gendelman has been associated with Marsico as a portfolio manager and Senior Analyst since 2000. Prior to
                    joining Marsico, Mr. Gendelman spent 13 years as a Vice
                    President of International Sales for Goldman, Sachs & Co.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING MFS MID CAP GROWTH PORTFOLIO

SUB-ADVISER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Sub-Adviser believes have reasonable valuations and above-average growth potential. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Sub-Adviser defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. The Russell Midcap(R) Growth Index consists of those companies in the Russell Mid-Cap Index with higher price-to-book ratios and higher forecasted growth values.The Russell Midcap(R) Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000(R) Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell Midcap(R) Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 31, 2005, the top of the Russell Midcap(R) Growth Index was approximately $18.4 billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.


The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts.


The Portfolio may invest up to, but not including, 20% of its net assets in foreign securities (including American Depositary Receipts ("ADRs") and emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of forward exchange contracts for the purchase and sale of foreign currency at a fixed price at a future date. The Portfolio may also invest in options on securities, stock indexes and futures contracts.


The Portfolio may also invest in debt securities and up to, but not including, 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Sub-Adviser to be comparable to lower rated bonds.

The Portfolio may establish "short positions" including, but not limited to, short positions in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                                  CURRENCY RISK

                              DEBT SECURITIES RISK
                            DEPOSITARY RECEIPTS RISK
                                DERIVATIVES RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                  HIGH YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                               OTC INVESTMENT RISK
                             SECURITIES LENDING RISK
                                SHORT SALES RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1999-2003) and Class I shares (2004-2005) from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999     79.05
2000      8.18
2001    (23.62)
2002    (48.80)
2003     39.12
2004     15.30
2005      3.34

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 4th Quarter 1999: 41.28%

                        Worst: 2nd Quarter 2002: (35.83)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance - the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                              1 YEAR            5 YEARS            10 YEARS
                                                           (OR LIFE OF CLASS)  (OR LIFE OF CLASS)
          CLASS I RETURN                        3.34%             17.81%(1)          N/A
          Russell Midcap(R) Growth
          Index                                12.10%             22.82%(2)          N/A
          CLASS S RETURN                        3.10%             (8.38)%           5.17%(1)
          Russell Midcap(R) Growth
          Index                                12.10%              1.38%            6.31%(2)



(1) Class I shares commenced operations on May 1, 2003. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I shares have different expenses.


(2) The Index return for the Class I shares is for the period beginning May 1, 2003. The Index return for the Class S shares is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $163 billion as of December 31, 2005.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
----                   ---------------------------------------
David E. Sette-Ducati  Mr. Sette-Ducati, portfolio manager, is a MFS Senior Vice
                       President and has been employed in the MFS investment
                       management area since 1995. He has managed the Portfolio
                       since 2000.

David M. Earnest       Mr. Earnest, portfolio manager, is a MFS Vice President
                       and has been employed in the MFS investment management
                       area since 2003. Prior to 2003, he was employed by
                       Manning & Napier as a portfolio manager and analyst.
                       Mr. Earnest has managed the Portfolio since December
                       2005.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING MFS TOTAL RETURN PORTFOLIO

SUB-ADVISER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio is a "balanced fund," and invests in a combination of equity and fixed-income securities. Under normal market conditions, the Portfolio invests:

   - at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and


   - at least 25% of its net assets in non-convertible fixed-income securities.

The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Sub-Adviser's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The percentage limits described above are measured at the time of purchase. The Portfolio's investments may include securities traded on securities exchanges or in the over-the-counter ("OTC") markets.


EQUITY PORTION. The Sub-Adviser uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts.

While the Portfolio may invest in all types of equity securities, the Sub-Adviser generally seeks to purchase equity securities of companies that the Sub-Adviser believes are undervalued in the market relative to their long-term potential. The Sub-Adviser may deem equity securities of companies to be undervalued if it believes they are temporarily out of favor in the market due to any of the following:

   -   a decline in the market;

   -   poor economic conditions;

   - developments that have affected or may affect the issuer of the securities or the issuer's industry; and

   -   the market has overlooked them.

Undervalued equity securities generally have low price-to-book, price-to-sales, price-to-cash flow and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

   -   a fixed-income stream; and

   - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

FIXED-INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:


   - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by the U.S. government or one of its agencies or instrumentalities, or a government

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


       sponsored enterprise. Certain U.S. government securities in which the Portfolio may invest, such as U.S. Treasury obligations (including bills, notes and bonds) and mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. government and ordinarily involve minimal credit risk. Other U.S. government securities in which the Portfolio may invest involve increased credit risk because they are backed only by the credit of a U.S. federal agency or government sponsored enterprise, such as the Federal Home Loan Banks ("FHLBs"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") or the Federal National Mortgage Association ("Fannie Mae"). Although government sponsored enterprises such as FHLBs, Freddie Mac and Fannie Mae may be chartered or sponsored by Congress, they are not funded by Congressional appropriations and their securities are not issued or guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government.


   - mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio; and

   - corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.

In selecting fixed-income investments for the Portfolio, the Sub-Adviser considers the views of its group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Sub-Adviser does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.


The Portfolio may invest up to, but not including, 20% of its net assets in foreign securities, and up to, but not including, 10% of its net assets in lower rated bonds. The Portfolio may have exposure to foreign currencies through its investment in foreign securities. The Portfolio may invest in zero-coupon bonds, loan participations, mortgage pass-through securities and American Depositary Receipts ("ADRs").


The Portfolio may also invest in options, futures contracts, interest rate swaps and foreign currency transactions.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 ALLOCATION RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                               OTC INVESTMENT RISK

                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1999-2003) and Class I shares (2004-2005) from year to year.


[CHART]

                         YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999     3.38
2000    16.50
2001     0.49
2002    (5.10)
2003    16.75
2004    11.45
2005     3.14

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 2nd Quarter 2003: 10.75%

                        Worst: 3rd Quarter 2002: (8.33)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to those of three broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index, the Lehman Brothers Aggregate Bond ("LBAB") Index and a composite that consists of 60% S&P 500 and 40% LBAB ("Composite") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States, comprised of 500 U.S. stocks. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                          1 YEAR            5 YEARS                 10 YEARS
                                                       (OR LIFE OF CLASS)      (OR LIFE OF CLASS)
          CLASS I RETURN                   3.14%             10.66%(1)                 N/A
          S&P 500(R) Index                 4.91%             14.29%(2)                 N/A
          LBAB Index                       2.43%              3.23%(2)                 N/A
          Composite Index                  4.00%              9.86%(2)                 N/A
          CLASS S RETURN                   2.90%              4.95%                   6.92%(1)
          S&P 500(R) Index                 4.91%              0.54%                   3.03%(2)
          LBAB Index                       2.43%              5.87%                   5.97%(2)
          Composite Index                  4.00%              2.99%                   4.58%(2)



(1) Class I shares commenced operations on May 2, 2003. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I shares have different expenses.


(2) The Index returns for the Class I shares are for the period beginning May 1, 2003. The Index returns for the Class S shares are for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $163 billion as of December 31, 2005.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Brooks Taylor       Mr. Taylor, Senior Vice President, portfolio manager, and
                    leader of the team, has been employed in the MFS investment management area since 1996. Mr. Taylor has managed the
                    Portfolio since 2004.

Kenneth J. Enright  Mr. Enright, Senior Vice President and portfolio manager, has been employed in the MFS investment management area since 1986. Mr. Enright has managed the Portfolio since
                    1999.

Steven R. Gorham    Mr. Gorham, Senior Vice President and portfolio manager, has been employed in the MFS investment management area since
                    1992. Mr. Gorham has managed the Portfolio since 2002.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
----                 ---------------------------------------
Nevin P. Chitkara    Mr. Chitkara, portfolio manager, is a MFS Vice President and has been employed in the investment management area of MFS since 1997. He has managed the Portfolio since May 2006.

Michael W. Roberge   Mr. Roberge, Executive Vice President and portfolio
                     manager, has been employed in the MFS investment management area since 1996. Mr. Roberge has managed the Portfolio
                     since 2002.

William P. Douglas   Mr. Douglas, Vice President and portfolio manager, has been employed in the MFS investment management area since 2004
                     and has over 15 years of investment experience. Prior to
                     2004, Mr. Douglas spent 10 years as Vice President and
                     Senior Mortgage Analyst for Wellington Management Company,
                     LLP. Mr. Douglas has managed the Portfolio since 2004.

Alan T. Langsner     Mr. Langsner, Vice President and portfolio manager, has
                     been employed in the MFS investment management area since
                     1999. Mr. Langsner has managed the Portfolio since 2004.

Richard O. Hawkins,  Mr. Hawkins, Senior Vice President and portfolio manager has
CFA                  been employed in the MFS investment management area since
                     1988 and has been a portfolio manager of the Portfolio since
                     October 2005.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING MFS UTILITIES PORTFOLIO

SUB-ADVISER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Capital growth and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers a company to be in the utilities industry if, at the time of investment, the Sub-Adviser determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities in which the Portfolio invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry are considered to include:

   - companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

   - companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).

EQUITY INVESTMENTS. The Portfolio may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Sub-Adviser uses a bottom-up, as opposed to top-down, investment style in managing the equity portion of the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts. In performing this analysis and selecting securities for the Portfolio, the Sub-Adviser places a particular emphasis on each of the following factors:

   -   the current regulatory environment;

   -   the strength of the company's management team; and

   - the company's growth prospects and valuation relative to its long-term potential.

Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

   -   a fixed-income stream, and

   - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

FIXED-INCOME INVESTMENTS. The Portfolio may invest in the following fixed-income securities: corporate bonds, mortgage-backed and asset-backed securities, U.S. government securities, and high-yield bonds.

In selecting fixed-income investments for the Portfolio, the Sub-Adviser considers the views of its large group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used by the Sub-Adviser's fixed-income oriented funds (including the fixed-income portion of the Portfolio) as a tool in making or adjusting the Portfolio's asset allocations to these various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Sub-Adviser does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

FOREIGN SECURITIES. The Portfolio may invest in foreign securities (including emerging markets securities) such as:

   -   equity securities of foreign companies in the utilities industry;

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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   -   fixed-income securities of foreign companies in the utilities industry;
       and

   -   fixed-income securities issued by foreign governments.

The Portfolio may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

The Portfolio is non-diversified and, when compared with other funds, may invest a higher percentage of its assets in a smaller number of issuers. A non-diversified portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                               OTC INVESTMENT RISK
                             PORTFOLIO TURNOVER RISK
                                   SECTOR RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

                             UTILITIES INDUSTRY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio commenced operations on April 29, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.


MORE ON THE SUB-ADVISER


MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $163 billion as of December 31, 2005.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
----                 ---------------------------------------
Maura A. Shaughnessy Ms. Shaughnessy is a Senior Vice President and portfolio manager. Ms. Shaughnessy has been employed in the
                     investment management area of MFS since 1991.

Robert D. Persons,   Mr. Persons is a Vice President and portfolio manager.
CFA                  Mr. Persons has been employed in the investment management area of MFS since 2000.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING OPPENHEIMER MAIN STREET PORTFOLIO(R)

SUB-ADVISER

OppenheimerFunds, Inc. ("OppenheimerFunds")


INVESTMENT OBJECTIVE

Long-term growth of capital and future income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Portfolio may also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Portfolio, the Sub-Adviser uses an investment process that combines quantitative models, fundamental research about particular securities, and individual judgment. It should be stressed that the investment process is quantitative in nature and that fundamental and judgmental elements serve to support the quantitative models. While this process and inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

   - MULTI-FACTOR QUANTITATIVE MODELS: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid or large), industries, and value or growth styles. A group of "bottom-up" models help to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

   - FUNDAMENTAL RESEARCH: The Sub-Adviser uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

   - JUDGMENT: The Portfolio is then continuously rebalanced by the Sub-Adviser, using the tools described above.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK

                             EQUITY SECURITIES RISK

                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1999-2003) and Class I shares (2004-2005) from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999    24.23
2000    (4.54)
2001   (21.46)
2002   (24.87)
2003    24.57
2004    13.15
2005     6.02

                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best: 4th Quarter 1999: 21.71%

                       Worst: 3rd Quarter 2001: (19.58)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                            1 YEAR             5 YEARS            10 YEARS
                                                          (OR LIFE OF CLASS)  (OR LIFE OF CLASS)
          CLASS I RETURN                     6.02%             14.55%(1)             N/A
          S&P 500(R) Index                   4.91%             14.29%(3)             N/A
          CLASS S RETURN                     5.73%             (2.58)%              2.40%(1)
          S&P 500(R) Index                   4.91%              0.54%               3.03%(3)



(1) Class I shares commenced operations on May 1, 2003. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I shares have different expenses.


(2) Oppenheimer Funds, Inc. has managed the Portfolio since November 8, 2004. Prior to November 8, 2004, the Portfolio was managed by Massachusetts Financial Services Company, and had a different investment objective and principal investment strategies. Performance prior to November 8, 2004 is attributable to Massachusetts Financial Services Company.

(3) The Index return for the Class I shares is for the period beginning May 1, 2003. The Index return for Class S shares is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER


OppenheimerFunds, Sub-Adviser to the Portfolio, has been an investment adviser since January 1960. The principal address of OppenheimerFunds is Two World Financial Center, 225 Liberty Street - 11th Floor, New York, New York 10281-1008. The Sub-Adviser and its subsidiaries and controlled affiliates managed over $200 billion in assets as of December 31, 2005 including other Oppenheimer funds, with more than 6 million shareholder accounts.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME            POSITION AND RECENT BUSINESS EXPERIENCE
----            ---------------------------------------
Nikolaos D.     Mr. Monoyios, a Certified Financial Analyst, is a Senior
Monoyios, CFA   Vice President of OppenheimerFunds since October 2003 and is formerly Vice President of OppenheimerFunds from April 1998 through September 2003. He is an Officer of 12 portfolios in the OppenheimerFunds complex and has been a manager of the
                Portfolio since inception.

Marc Reinganum  Dr. Reinganum is a Vice President of OppenheimerFunds since
                September 2002 and is the Director of Quantitative Research and Portfolio Strategist for Equities. He is formerly the Mary Jo
                Vaughn Rauscher Chair in Financial Investments at Southern
                Methodist University since 1995. At Southern Methodist
                University, he also served as the Director of the Finance
                Institute, Chairman of the Finance Department, President of the
                Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee. He is an Officer of 8 portfolios in the OppenheimerFunds complex and has been a manager of the Portfolio since inception.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING PIMCO CORE BOND PORTFOLIO

SUB-ADVISER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Maximum total return, consistent with preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within three- to six- year time frame based on the Sub-Adviser's forecast for interest rates.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities, preferred stock, corporate commercial paper, Yankee dollars and Euros; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities; event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; and collaterized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.


The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolio will normally hedge at least 75% of its exposure to non-U.S. dollar-denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.


The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           BORROWING AND LEVERAGE RISK

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK

                                 LEVERAGING RISK
                                 LIQUIDITY RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because Class I shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999    (8.62)
2000     0.94
2001     2.46
2002     8.68
2003     4.84
2004     4.78
2005     2.46

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 3rd Quarter 2001: 5.79%

                        Worst: 1st Quarter 1999: (5.01)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Lehman Brothers Aggregate Bond ("LBAB") Index. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                       1 YEAR             5 YEARS           10 YEARS
                                                                       (OR LIFE OF CLASS)
             CLASS S RETURN             2.46%              4.62%             3.05%(1)
             LBAB Index                 2.43%              5.87%             5.97%(3)



(1) Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) Pacific Investment Management Company LLC has managed the Portfolio since May 1, 2001. Prior to May 1, 2001, the Portfolio had a different sub-adviser and different principal investment strategies.

(3) The Index return for Class S shares is for the period beginning August 1, 1998.


MORE ON THE SUB-ADVISER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2005, PIMCO had over $594.1 billion in assets under management.


Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
----                 ---------------------------------------
Pasi Hamalainen      Mr. Hamalainen is a Managing Director, generalist portfolio manager, member of the investment committee and head of
                     global risk oversight. Previously, he served as PIMCO's head of Fixed-Income portfolio management in Europe, as the
                     director of portfolio analytics and co-head of the firm's
                     mortgage team in Newport Beach. Mr. Hamalainen joined PIMCO in 1994, previously having held a fellowship at The Wharton
                     School. He has twelve years of investment experience. He has managed the Portfolio since September 2001.

Raymond G. Kennedy,  Mr. Kennedy is a Managing Director, portfolio manager and
CFA senior member of PIMCO's investment strategy group. He manages High Yield funds and oversees bank loan trading and collateralized debt obligations. Mr. Kennedy joined PIMCO in 1996, previously having been associated with the Prudential Insurance Company of America as a private placement asset manager, where he was responsible for investing and managing a portfolio of investment grade and high yield privately placed fixed income securities. Prior to that, he was a consultant for Andersen Consulting (now
                     Accenture) in Los Angeles and London. He has eighteen years of investment management experience. Mr. Kennedy is also a member of LSTA.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO HIGH YIELD PORTFOLIO

SUB-ADVISER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's Rating Service, or Fitch, or if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The remainder of the Portfolio's assets may be invested in investment grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in non-US dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to non-U.S. dollar denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.


Consistent with its investment strategy and policies, the Portfolio may invest in fixed-income instruments which include, but are not limited to: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities; preferred stock; corporate commercial paper; "Yankee" dollars and "Euros" securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.


The Portfolio may invest in derivatives, and its net exposure to derivative securities may be equal to up to 100% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortgage-or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar rolls"). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK

                                    CALL RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK

                                 LEVERAGING RISK
                                 LIQUIDITY RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because Class I shares did not have a full year of operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares for the first full calendar year of operations.


[CHART]

                         YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005    4.33

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 2nd Quarter 2005: 3.17%

                        Worst: 1st Quarter 2005: (1.24)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Merrill Lynch U.S. High Yield, BB- B Rated, Constrained ("Merrill Lynch U.S. High Yield Constrained") Index and the Merrill Lynch U.S. BB- B Rated High Yield ("Merrill Lynch U.S. High Yield") Index. The Merrill Lynch U.S. High Yield Constrained Index tracks the performance of BB- B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's. The Merrill Lynch U.S. High Yield Constrained Index is intended to be the comparative index for the Portfolio. The Merrill Lynch U.S. High Yield Constrained Index is a more appropriate index than the Merrill Lynch U.S. High Yield Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                         1 YEAR             5 YEARS       10 YEARS
                                                                      (OR LIFE OF CLASS)
          CLASS S RETURN                                  4.33%              8.31%(1)       N/A
          Merrill Lynch U.S. High Yield
          Constrained Index                               2.78%              7.16%(2)       N/A
          Merrill Lynch U.S. High Yield
          Index                                           3.35%              6.97%(2)       N/A



(1) Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) The Index returns for Class S shares are for the period beginning May 1, 2004.


MORE ON THE SUB-ADVISER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2005, PIMCO had over $594.1 billion in assets under management.


Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.

The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Raymond G. Kennedy  Mr. Kennedy is a Managing Director, portfolio manager, and senior member of PIMCO's investment strategy group. He
                    manages High Yield funds and oversees bank loan trading and collateralized debt obligations. Mr. Kennedy joined the firm in 1996, previously having been associated with the
                    Prudential Insurance Company of America as a private
                    placement asset manager, where he was responsible for
                    investing and managing a portfolio of investment grade and high yield privately placed fixed income securities. Prior to that, he was a consultant for Anderson Consulting (now
                    Accenture) in Los Angeles and London. He has eighteen years of investment management experience. Mr. Kennedy is also a member of LSTA. He has managed the Portfolio since April
                    2004.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO

SUB-ADVISER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Reasonable income and capital growth.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

   -   Favorable expected returns relative to perceived risk;

   -   Above average potential for earnings and revenue growth;

   - Low market valuations relative to earnings forecast, book value, cash flow and sales; and

   - A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


Since the Portfolio commenced operations on April 29, 2005, and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER


Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2005, Pioneer's assets under management were approximately $187 billion worldwide, including over $48 billion in assets under management by Pioneer.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                  POSITION AND RECENT BUSINESS EXPERIENCE
----                  ---------------------------------------
John A. Carey         Mr. Carey, portfolio manager, Director of Portfolio
                      Management, and an Executive Vice President, is
                      responsible for the day-to-day management of the
                      Portfolio. Mr. Carey joined Pioneer as an analyst in 1979.

Walter Hunnewell, Jr. Mr. Hunnewell, assistant portfolio manager and Vice
                      President, is also responsible for the day-to-day management of the Portfolio. He joined Pioneer in August
                      2001 and has been an investment professional since 1985.
                      Prior to joining Pioneer, he was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001.

Messrs. Carey and Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO

SUB-ADVISER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap(R) Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio focuses on issuers with capitalizations within the $1 billion to $10 billion range, and that range will change depending on market conditions. The equity securities in which the Portfolio principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the Portfolio may invest in other types of equity securities to a lesser extent, such as warrants and rights.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

   -   Favorable expected returns relative to perceived risk;

   -   Management with demonstrated ability and commitment to the company;

   - Low market valuations relative to earnings forecast, book value, cash flow and sales;

   - Turnaround potential for companies that have been through difficult periods;

   - Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

   - Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio commenced operations on April 29, 2005, and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER


Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2005, Pioneer's assets under management were approximately $187 billion worldwide, including over $48 billion in assets under management by Pioneer.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
J. Rodman Wright    Mr. Wright, portfolio manager and Senior Vice President,
                    joined Pioneer in 1994 as an analyst and has been an
                    investment professional since 1988.

Sean Gavin          Mr. Gavin, assistant portfolio manager and Vice President, joined Pioneer in 2002 as an assistant portfolio manager.
                    Prior to joining Pioneer, Mr. Gavin was employed as an
                    analyst at Boston Partners from 2000 to 2002 and at Delphi
                    Management from 1998 to 2000.

Messrs. Wright and Gavin are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING STOCK INDEX PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Seeks total return.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in equity securities of companies included in the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index or equity securities of companies that are representative of the S&P 500(R) Index (including derivatives). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Portfolio invests principally in common stock and employs a "passive management" approach designed to track the performance of the S&P 500(R) Index, which is denominated by stocks of large U.S. companies. The Portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the S&P 500(R) Index. The replication method implies that the Portfolio holds each security found in its target index in approximately the same proportion as represented in the index itself.

Under certain circumstances, the Portfolio may not hold all of the same securities as the S&P 500(R) Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the S&P 500(R) Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the S&P 500(R) Index, the Portfolio does not always perform exactly like its target index. Unlike the S&P 500(R) Index, the Portfolio has operating expenses, and transaction costs and therefore, has a slight performance disadvantage over the S&P 500(R) Index.

In the event that the Portfolio's market value is $50 million or less, in order to replicate investment in stocks listed on the S&P 500(R) Index, the Sub-Adviser may invest the entire amount of the Portfolio's assets in S&P 500(R) Index futures, in exchange-traded funds ("ETFs"), or in a combination of S&P 500(R) Index futures and ETFs, subject to any limitation on the Portfolio's investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INDEX STRATEGY RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class I shares performance for the first full calendar year of operations.


[CHART]

                         YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005    4.59

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 3rd Quarter 2005: 3.52%

                        Worst: 1st Quarter 2005: (2.20)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                     1 YEAR         5 YEARS      10 YEARS
                                              (OR LIFE OF CLASS)
       CLASS I SHARES                 4.59%         9.10%(1)        N/A
       S&P 500(R) Index               4.91%         9.44%(2)        N/A



(1)  Class I shares commenced operations on May 3, 2004.


(2)  The Index return is for the period beginning May 1, 2004.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.


Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Omar Aguilar, Ph.D. The Portfolio has been co-managed by Omar Aguilar Ph.D.
                    since December 2005. Dr. Aguilar has been with ING IM since
                    July 2004 and is Head of Quantitative Equity Research. He
                    previously served as head of Lehman Brothers' quantitative research for their alternative investment management
                    business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with
                    Merrill Lynch Investment Management since 1999.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

SUB-ADVISER

ING Investment Management Advisors, B.V. ("IIMA")

INVESTMENT OBJECTIVE


Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East(R) ("MSCI EAFE(R)") Index, while maintaining a market level of risk. This investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in stocks included in the MSCI EAFE(R) Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE(R) Index or its components. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The MSCI EAFE(R) Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.


The Portfolio may also invest in securities that are convertible into common stocks included in the MSCI EAFE(R) Index.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the MSCI EAFE(R) Index that it believes will outperform the MSCI EAFE(R) Index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the MSCI EAFE(R) Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Portfolio's aggregate characteristics will approximate that of the MSCI EAFE(R) Index.

At any one time, the Sub-Adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE(R) Index. Although the Portfolio will not hold all the stocks in the MSCI EAFE(R) Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the MSCI EAFE(R) Index in both rising and falling markets. The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE(R) Index. This will give the Portfolio a performance disadvantage in relation to the MSCI EAFE(R) Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                               INDEX STRATEGY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                         OTHER INVESTMENT COMPANIES RISK
                             SECURITIES LENDING RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

Since the Portfolio commenced operations on July 29, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.


MORE ON SUB-ADVISER


IIMA has managed the Portfolio since its inception. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to entities affiliated with ING Groep. IIMA is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. The Portfolio's investment adviser. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over $172.4 billion as of December 31, 2005.

The following individuals share responsibility for the management of the
Portfolio:


NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Carl Ghielen        Mr. Ghielen, portfolio manager, has been co-manager of the
                    Portfolio since its inception. He is responsible for stock selection as well as coordinating efforts on behalf of IIMA and certain ING affiliates' international equity teams.
                    Mr. Ghielen has over 14 years of investment experience.
                    Prior to joining IIMA in 2000 he worked for a large
                    corporate Dutch pension fund as senior portfolio manager.

Martin Jansen       Mr. Jansen, Portfolio Manager, has been the co-manager of
                    the Portfolio since its inception. He joined IIMA or its
                    affiliates in 1997 as senior manager and has 25 years of
                    investment experience. Prior to joining ING, Mr. Jansen was responsible for the U.S. equity and venture capital
                    portfolios at a large corporate Dutch pension fund.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by the Class I shares of the Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2005 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                 CLASS I SHARES
                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                          DISTRIBUTION               TOTAL        WAIVERS,         NET
                             MANAGEMENT     (12b-1)     OTHER      OPERATING   REIMBURSEMENTS   OPERATING
PORTFOLIO                       FEE           FEE      EXPENSES     EXPENSES  AND RECOUPMENTS   EXPENSES
---------                       ---           ---      --------     --------  ---------------   ---------
ING Disciplined Small Cap
Value Portfolio                0.55%           --       0.20%(5)      0.75%          --          0.75%
ING Eagle Asset Capital
Appreciation(2)                0.65%           --       0.01%         0.66%          --          0.66%(3)
ING EquitiesPlus               0.30%           --       0.19%(5)      0.49%       (0.09)%(6)     0.40%
ING Evergreen Health
Sciences(2)                    0.75%           --       0.01%         0.76%          --          0.76%
ING Evergreen Omega(2)         0.60%           --         --          0.60%          --          0.60%
ING Global Real Estate         0.80%           --       0.21%(5)      1.01%       (0.01)%(6)     1.00%
ING Global Resources(2)        0.65%           --         --          0.65%          --          0.65%
ING International(2)           1.00%           --       0.01%         1.01%          --          1.01%
ING Janus Contrarian(2)        0.79%           --       0.01%         0.80%          --          0.80%
ING JPMorgan Emerging
Markets Equity(2)              1.25%(4)        --         --          1.25%          --          1.25%
ING JPMorgan Small Cap
Equity(2)                      0.89%           --         --          0.89%       (0.02)%(4)     0.87%(3)
ING JPMorgan Value
Opportunities                  0.40%           --       0.13%(5)      0.53%          --          0.53%
ING Julius Baer
Foreign(2)                     0.92%           --         --          0.92%          --          0.92%
ING Legg Mason Partners
All Cap(2)                     0.74%           --       0.01%         0.75%          --          0.75%(3)
ING Legg Mason Value(2)        0.79%           --         --          0.79%          --          0.79%
ING Limited Maturity
Bond(2)                        0.28%           --       0.01%         0.29%          --          0.29%
ING Liquid Assets(2)           0.28%           --       0.01%         0.29%          --          0.29%
ING Marsico Growth(2)          0.76%           --         --          0.76%          --          0.76%(3)
ING Marsico International
Opportunities                  0.54%           --       0.23%(5)      0.77%       (0.09)%(6)     0.68%
ING MFS Mid Cap Growth(2)      0.63%           --       0.01%         0.64%       (0.01)%(7)     0.63%(3)
ING MFS Total Return(2)        0.64%           --         --          0.64%          --          0.64%
ING MFS Utilities              0.60%           --       0.22%(5)      0.82%       (0.02)%(6)     0.80%
ING Oppenheimer Main
Street(R)(2)                   0.63%           --       0.01%         0.64%          --          0.64%
ING PIMCO Core Bond(2)         0.59%           --         --          0.59%          --          0.59%
ING PIMCO High Yield(2)        0.49%           --       0.01%         0.50%          --          0.50%
ING Pioneer Fund(2)            0.74%           --       0.01%         0.75%       (0.04)%(6)     0.71%
ING Pioneer Mid Cap
Value(2)                       0.64%           --       0.01%         0.65%          --          0.65%
ING Stock Index(2)             0.26%           --       0.01%         0.27%          --          0.27%
ING VP Index Plus
International Equity           0.45%           --       0.34%(5)      0.79%       (0.24)%(6)     0.55%



(1) This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Because the Class I shares for ING Eagle Asset Capital Appreciation, ING Evergreen Health Sciences, ING International, ING Janus Contrarian, ING Legg Mason Partners All Cap and ING PIMCO Core Bond Portfolios had not commenced operations as of December 31, 2005, expenses are based on the Portfolios' actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which DSI or ING Investments, as Advisers to the Portfolios, have agreed. Operating expenses for ING Disciplined Small Cap Value, ING EquitiesPlus and ING Global Real Estate Portfolios are estimated as the Portfolios had not commenced operations as of December 31, 2005. For ING Evergreen Omega, ING JPMorgan Emerging Markets Equity, ING Limited Maturity Bond and ING PIMCO High Yield Portfolios, operating expenses are based on the Portfolios' actual operating expenses for Class S shares, as adjusted for contractual changes, if any, as the Class I shares for the Portfolios did not have a full year of operations. For ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, ING Pioneer Mid Cap Value and ING VP Index Plus International Equity Portfolios, which had not had a full year of operations, operating expenses are based on estimated amounts for the current fiscal year. For all other Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI or ING Investments as Advisers to the Portfolios, have agreed for each Portfolio for the current fiscal year. Effective March 1, 2004, the management fee structure for ING JPMorgan Emerging Markets Equity Portfolio was revised. Effective September 23, 2005, the management fee structure for ING Pioneer Mid Cap Value Portfolio has been revised.

(2) The Management Agreement between the Trust and its manager, Directed Services, Inc. ("DSI"), provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios), and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


     "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(3) A portion of the brokerage commissions that ING Eagle Asset Capital Appreciation, ING JPMorgan Small Cap Equity, ING Legg Mason Partners All Cap, ING Marsico Growth and ING MFS Mid Cap Growth Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Voluntary Management fee waiver, the total "Net Operating Expenses" for each Portfolio for the year ended December 31, 2005 would have been 0.65%, 0.88%, 0.73%, 0.74% and 0.60%, respectively. This arrangement may be discontinued at any time.

(4) DSI has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Equity Portfolio. Based upon net assets as of December 31, 2005, the advisory fee waiver for this Portfolio would equal 0.025%. This expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

(5) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios' average daily net assets, which is reflected in "Other Expenses." "Other Expenses" for ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios are estimated for the current fiscal year as they did not have a full year of operations as of December 31, 2005. "Other Expenses" for ING Disciplined Small Cap Value ING EquitiesPlus and ING Global Real Estate Portfolios are estimated for the current fiscal year as they had not commenced operations as of December 31, 2005.

(6) DSI and ING Investments, the Advisers, have entered into written expense limitation agreements with certain of their respective Portfolios, under which they will limit expenses of the Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI or ING Investments within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2007. Pursuant to a side agreement, effective September 23, 2005, DSI has effected an expense limit for ING Pioneer Fund Portfolio through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it. For ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING MFS Utilities and ING VP Index Plus International Equity Portfolios, the expense limitation agreement will continue through at least May 1, 2007. For ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio and ING Pioneer Mid Cap Value Portfolio, the expense limitation agreement will continue through at least September 23, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI or ING Investments provide written notice of the termination of an expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

(7) DSI has voluntarily agreed to waive a portion of its advisory fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the "Total Net Operating Expenses" for the Portfolio for the year ended December 31, 2005 would have been 0.60%. This arrangement may be discontinued by DSI at any time.


EXAMPLE. The Example is intended to help you compare the cost of investing in Class I shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class I shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                    1 YEAR       3 YEARS       5 YEARS        10 YEARS
ING Disciplined Small Cap Value Portfolio          $    77       $   240       $   417       $     930
ING Eagle Asset Capital Appreciation Portfolio     $    67       $   211       $   368       $     822
ING EquitiesPlus Portfolio(1)                      $    41       $   148       $   265       $     607
ING Evergreen Health Sciences Portfolio            $    78       $   243       $   422       $     942
ING Evergreen Omega Portfolio                      $    61       $   192       $   335       $     750
ING Global Real Estate Portfolio(1)                $   102       $   321       $   557       $   1,235
ING Global Resources Portfolio                     $    66       $   208       $   362       $     810
ING International Portfolio                        $   103       $   322       $   558       $   1,236
ING Janus Contrarian Portfolio                     $    82       $   255       $   444       $     990
ING JPMorgan Emerging Markets Equity Portfolio     $   127       $   397       $   686       $   1,511
ING JPMorgan Small Cap Equity Portfolio            $    89       $   282       $   491       $   1,094
ING JPMorgan Value Opportunities Portfolio         $    54       $   170       $   296       $     665
ING Julius Baer Foreign Portfolio                  $    94       $   293       $   509       $   1,131
ING Legg Mason Partners All Cap Portfolio          $    77       $   240       $   417       $     930
ING Legg Mason Value Portfolio                     $    81       $   252       $   439       $     978
ING Limited Maturity Bond Portfolio                $    30       $    93       $   163       $     368
ING Liquid Assets Portfolio                        $    30       $    93       $   163       $     368
ING Marsico Growth Portfolio                       $    78       $   243       $   422       $     942
ING Marsico International Opportunities
Portfolio(1)                                       $    69       $   237       $   419       $     946
ING MFS Mid Cap Growth Portfolio(1)                $    64       $   204       $   356       $     797
ING MFS Total Return Portfolio                     $    65       $   205       $   357       $     798
ING MFS Utilities Portfolio(1)                     $    82       $   260       $   453       $   1,012
ING Oppenheimer Main Street Portfolio(R)           $    65       $   205       $   357       $     798
ING PIMCO Core Bond Portfolio                      $    60       $   189       $   329       $     738
ING PIMCO High Yield Portfolio                     $    51       $   160       $   280       $     628
ING Pioneer Fund Portfolio(1)                      $    73       $   236       $   413       $     927
ING Pioneer Mid Cap Value Portfolio                $    66       $   208       $   362       $     810
ING Stock Index Portfolio                          $    28       $    87       $   152       $     343
ING VP Index Plus International Equity
Portfolio(1)                                       $    56       $   228       $   415       $     956



(1) The Example numbers reflect the contractual expense limits for the one-year period and the first year of the three-, five-, and ten-year periods.

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                           SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.


ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. The Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.


CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainity or economic downturns. High yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.


CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in Depositary Receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity: a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more

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sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.


HEALTHCARE SECTOR RISK. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.


HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INABILITY TO SELL SECURITIES RISK. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

INCOME RISK. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDEX STRATEGY RISK. Certain Portfolios use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between a Portfolio and the index performance may be affected by the Portfolio's expenses, and the timing of purchases and redemptions of the Portfolio's shares.


INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by industry.


INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall

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impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.


INVESTMENT MODELS RISK. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor and vice versa.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a

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result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.


MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.


OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from

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current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUSTS ("REITs") RISK. Investing in "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.


RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.


SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a

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security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

SPECIAL SITUATIONS RISK. A "special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


UTILITIES INDUSTRY RISK. The Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the Portfolio than on a fund with a more broadly diversified portfolio.

VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

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PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


FUNDAMENTAL INVESTMENT POLICIES


The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.

NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

TEMPORARY DEFENSIVE POSITIONS

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Evergreen Health Sciences and ING Evergreen Omega Portfolios may invest up to 100%, for temporary defensive purposes, in high quality money market instruments. ING Legg Mason Value Portfolio may invest without limit, for temporary defensive purposes, in investment grade, short-term debt instruments, including government, corporate and money market securities. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.


ADMINISTRATIVE SERVICES


In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING Disciplined SmallCap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios). DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the

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insurance company or companies to which the Portfolios offer their shares, among others. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of the Advisers, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios. The administrative services performed by ING Funds Services on behalf of DSI and ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio ("Distributor"). It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Advisers or Distributor, out of their own resources and without additional cost to the Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This

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                          MORE INFORMATION (CONTINUED)
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is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.


The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS

Each Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment options, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other management investment

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companies and certain other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the Plan documentation for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios

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that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.


Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.


PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

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                                 NET ASSET VALUE
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The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

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                           NET ASSET VALUE (CONTINUED)
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When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -   Securities of an issuer that has entered into a restructuring;

   -   Securities whose trading has been halted or suspended;

   - Fixed income securities that have gone into default and for which there are no current market value quotations; and

   -   Securities that are restricted as to transfer or resale.

The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

ING Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.

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                          MANAGEMENT OF THE PORTFOLIOS

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ADVISERS


DSI, a New York corporation, and ING Investments, an Arizona corporation, serve as the adviser to each of their respective Portfolios. DSI and ING Investments have overall responsibility for the management of each of their respective Portfolios. DSI and ING Investments provide or oversee all investment advisory and portfolio management services for each of their respective Portfolios, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of each of their respective Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSI and ING Investments are registered with the SEC as investment advisers and DSI is registered with the NASD as a broker-dealer.

DSI and ING Investments are indirect, wholly-owned subsidiaries of ING Groep (NYSE: ING) ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2005, DSI managed over $22.3 billion in registered investment company assets. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona, 85258. As of December 31, 2005, ING Investments had approximately $42 billion in registered investment company assets.

DSI and ING Investments, subject to the supervision of the Board, each act as a "manager-of-managers" for certain of their respective Portfolios. In this capacity, DSI and ING Investments oversee the Trust's day-to-day operations and oversee the investment activities of each of their respective Portfolios. DSI and ING Investments delegate to each of their respective Portfolio's Sub-Adviser the responsibility for investment management, subject to their oversight. DSI and ING Investments monitor the investment activities of the Sub-Advisers. From time to time, DSI and ING Investments also recommend the appointment of additional or replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust, DSI and ING Investments received exemptive relief from the SEC permiting DSI and ING Investments, with the approval of the Board, to replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Trust will notify shareholders of any change in the identity of a sub-adviser of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

ADVISORY FEE

DSI or ING Investments receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios (or the combined net assets of two or more Portfolios).


The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:


                                                                 ADVISORY FEE
     PORTFOLIO                                        (AS A % OF AVERAGE DAILY NET ASSETS)
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     ING Disciplined Small Cap Value                                 0.55%
     ING Eagle Asset Capital Appreciation                            0.65%
     ING EquitiesPlus                                                0.30%
     ING Evergreen Health Sciences                                   0.75%
     ING Evergreen Omega                                             0.60%
     ING Global Real Estate                                          0.80%
     ING Global Resources                                            0.65%
     ING International                                               1.00%
     ING Janus Contrarian                                            0.79%
     ING JPMorgan Emerging Markets Equity                            1.25%

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                    MANAGEMENT OF THE PORTFOLIOS (CONTINUED)
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                                                             ADVISORY FEE
     PORTFOLIO                                    (AS A % OF AVERAGE DAILY NET ASSETS)
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     ING JPMorgan Small Cap Equity                                0.89%
     ING JPMorgan Value Opportunities                             0.40%
     ING Julius Baer Foreign                                      0.92%
     ING Legg Mason Partners All Cap                              0.74%
     ING Legg Mason Value                                         0.79%
     ING Limited Maturity Bond                                    0.28%
     ING Liquid Assets                                            0.28%
     ING Marsico Growth(1)                                        0.76%
     ING Marsico International Opportunities                      0.54%
     ING MFS Mid Cap Growth(2)                                    0.63%
     ING MFS Total Return                                         0.64%
     ING MFS Utilities                                            0.60%
     ING Oppenheimer Main Street                                  0.63%
     ING PIMCO Core Bond                                          0.59%
     ING PIMCO High Yield                                         0.49%
     ING Pioneer Fund                                             0.74%
     ING Pioneer Mid Cap Value                                    0.66%
     ING Stock Index                                              0.27%
     ING VP Index Plus International Equity                       0.45%

(1) DSI voluntarily waived 0.05% of its advisory fee for the ING Marsico Growth Portfolio for assets in excess of ($1.3 billion) through December 31, 2005.
(2) (For the year ended December 31, 2005, DSI voluntarily waived a portion of its management fee for ING MFS Mid Cap Growth Portfolio in an amount equal to 0.01%.)


For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2005. However, the discussion regarding ING EquitiesPlus and ING Global Real Estate Portfolios will be contained in the Portfolios' semi-annual shareholder report dated June 30, 2006.

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                             TAXES AND DISTRIBUTIONS
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Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a RIC, a Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the Prospectus for the Variable Contracts or your tax adviser for information regarding taxes applicable to the Variable Contracts.

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                                   PERFORMANCE
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PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. ING Evergreen Health Sciences Portfolio, ING Evergreen Omega Portfolio, ING Global Real Estate Portfolio, ING JPMorgan Emerging Markets Equity Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Julius Baer Foreign Portfolio, ING Legg Mason Value Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Oppenheimer Main Street Portfolio(R), ING PIMCO High Yield Portfolio, ING Pioneer Fund Portfolio, ING Pioneer Mid Cap Value Portfolio and ING VP Index Plus International Equity Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by EIMC, IIMA, INGCRES, ING IM, JBIM, JPMorgan, Legg Mason, Marsico, MFS, OppenheimerFunds, PIMCO or Pioneer.


While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.


The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.


The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2005, as well as a comparison with the performance of the applicable benchmarks.(1)


                                                                                                                10 YEARS
                                                                                                               (OR SINCE
                                                                      1 YEAR        3 YEARS       5 YEARS      INCEPTION)
                                                                    ----------    ----------    ----------     ----------
Evergreen Health Care Fund - Class A (EHABX)                             10.16%        20.85%         6.65%         21.09%(2)
(Comparable to ING Evergreen Health Sciences Portfolio)
S&P 500(R) Index                                                          7.58%         9.04%        14.82%         15.58%(3)
S&P 1500 Supercomposite Healthcare Sector Index                           7.49%         9.42%        (1.39)%         9.77%(3)

Evergreen Omega Fund - Class A (EKOAX)                                    3.26%        15.16%        (1.14)%         7.57%
(Comparable to ING Evergreen Omega Portfolio)
Russell 1000(R) Growth Index                                              9.25%         9.53%        18.53%         19.54%

ING Global Real Estate Fund- Class A (IGLAX)                             14.11%           30%           --          24.01%(4)
(Comparable to ING Global Real Estate Portfolio)
S&P/Citigroup World Property Industry Index                              14.83%         30.3%        18.22%         10.72%(5)

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                             PERFORMANCE (CONTINUED)
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                                                                                                                10 YEARS
                                                                                                               (OR SINCE
                                                                      1 YEAR        3 YEARS       5 YEARS      INCEPTION)
                                                                    ----------    ----------    ----------     ----------
ING Index Plus International Equity Fund - Class A (IFIAX)                  --            --            --          (2.74)%(6)

(Comparable to ING VP Index Plus
  International Equity Portfolio)
MSCI EAFE(R) Index                                                       14.02%        24.18%         4.94%          6.18%(7)

JPMorgan Emerging Markets Fund - Class A (JFAMX)                         27.74%        37.79%           --           28.5%(8)
(Comparable to ING JPMorgan
  Emerging Markets Equity Portfolio)
MSCI Emerging Market Index(SM)                                           34.54%        38.35%        19.44%          6.98%(9)

JPMorgan Value Opportunities Fund - Class A (JVOAX)                       3.66%        17.22%           --           8.95%(10)
(Comparable to ING JPMorgan Value
  Opportunities Portfolio)
Russell 1000(R) Value Index                                               7.05%        17.49%         5.28%         10.94%(11)

Julius Baer International Equity Fund - Class A (BJBIX)                  17.05%        25.16%         8.91%         15.68%
(Comparable to ING Julius Baer Foreign Portfolio)
MSCI EAFE(R) Index                                                       14.02%        24.18%         4.94%          6.18%

Legg Mason Value Fund - Class I (LMNVX)                                   6.36%        20.37%         5.53%         16.32%
(Comparable to ING Legg Mason Value Portfolio)
S&P 500(R) Index                                                          7.58%         9.04%        14.82%         15.58%

Marsico International Opportunities Fund (MIOFX)                         19.14%        25.44%         8.96%           7.4%(12)
(Comparable to ING Marsico International
  Opportunities Portfolio)
MSCI EAFE(R) Index                                                       14.02%        24.18%         4.94%          6.18%(13)

MFS Utilities Fund - Class A (MMUFX)                                     16.81%        27.29%          3.2%         11.88%
(Comparable to ING MFS Utilities Portfolio)
S&P 500 Utilities Index                                                  16.83%        22.41%        (2.24)%         6.78%

Oppenheimer Main Street Fund - Class A (MSIGX)                            5.74%        13.66%         1.16%          7.67%
(Comparable to ING Oppenheimer
  Main Street Portfolio(R))
S&P 500(R) Index                                                          7.58%         9.04%        14.82%         15.58%

PIMCO High Yield Fund - Class A (PHDAX)                                   4.21%        11.86%         7.65%          6.48%(14)
(Comparable to ING PIMCO High Yield Portfolio)
Merrill Lynch US High Yield BB-B Rated
  Constrained Index                                                       3.39%        11.77%         8.28%            --(15)
Merrill Lynch U.S. High Yield BB-B Rated Index                            3.35%        11.79%         7.76%            --(15)

Pioneer Fund - Class A (PIODX)                                            6.39%        13.95%         0.95%         10.01%
(Comparable to ING Pioneer Fund Portfolio)
S&P 500(R) Index                                                          7.58%         9.04%        14.82%         15.58%

Pioneer Mid Cap Value Fund - Class A (PCGRX)                              7.66%        21.48%        10.74%         10.67%
(Comparable to ING Pioneer Mid Cap Value Portfolio)
Russell Midcap(R) Value Index                                            12.65%        24.38%        12.21%         13.65%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


(1) The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500(R) Index, S&P MidCap 400 Index and the S&P SmallCap 600 Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The S&P/Citigroup World Property Industry is an unmanaged market-weighted total return index which consists of many companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities. The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia, and the Far East. The MSCI Emerging Markets Index(SM) is an unmanaged index that is comprised of equity securities in emerging markets. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Utilities Index measures the performance of the utilities sector. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's, respectively. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index is intended to be the comparative index for the Portfolio. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.
(2)  Portfolio commenced operations on December 22, 1999.
(3)  Index Return is for period beginning January 1, 2000.
(4)  Portfolio commenced operations on November 5, 2001.
(5)  Index Return is for period beginning November 1, 2001.
(6)  Portfolio commenced operations on December 21, 2005
(7)  Index Return is for period beginning January 1, 2006.
(8)  Portfolio commenced operations on September 28, 2001.
(9)  Index Return is for period beginning October 1, 2001.
(10) Portfolio commenced operations on December 31, 2001.
(11) Index Return is for period beginning January 1, 2002.
(12) Portfolio commenced operations on June 30, 2000.
(13) Index Return is for period beginning July 1, 2000.
(14) Portfolio commenced operations on January 13, 1997.
(15) Index Return is for period beginning January 1, 1997.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each Portfolio's Class I shares' financial performance for the past 5 years (or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. For the years ended December 31, 2005, 2004 and 2003, the financial information has been derived from the Portfolios' financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered accounting firm.

Because the Class I shares of ING Eagle Asset Capital Appreciation, ING Evergreen Health Sciences, ING International, ING Janus Contrarian, ING Legg Mason Partners All Cap and ING PIMCO Core Bond Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end), audited financial highlights are presented for Service Class ("Class S") shares of these Portfolios.

Because ING Disciplined Small Cap Value, ING EquitiesPlus and ING Global Real Estate Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end), audited financial highlights are not available.


ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO


                                                                                        CLASS S
                                                             -------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                             -------------------------------------------------------------
                                                                2005          2004        2003        2002         2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                       $      18.22         16.00       12.80       15.55         16.61
 Income (loss) from investment operations:
 Net investment income                                    $       0.16*         0.21        0.15        0.13*         0.12
 Net realized and unrealized gain (loss) on investments   $      (0.11)         2.17        3.08       (2.78)        (0.86)
 Total from investment operations                         $       0.05          2.38        3.23       (2.65)        (0.74)
 Less distributions from:
 Net investment income                                    $       0.22          0.16        0.03        0.10          0.11
 Net realized gain on investments                         $         --            --          --          --          0.21
 Total distributions                                      $       0.22          0.16        0.03        0.10          0.32
 Net asset value, end of year                             $      18.05         18.22       16.00       12.80         15.55
 TOTAL RETURN(1)                                          %       0.30         14.88       25.26      (17.05)        (4.43)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                          $    188,798       229,065     217,037     177,515       204,675
 Ratios to average net assets:
 Net expenses after brokerage commission recapture        %       0.90          0.91        0.94        0.94          0.95
 Gross expenses prior to brokerage commission recapture   %       0.91          0.92        0.94        0.95          0.95
 Net investment income                                    %       0.89          1.16        1.10        0.90          0.76
 Portfolio turnover rate                                  %         54           125          43          41            61



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN HEALTH SCIENCES PORTFOLIO


                                                                               CLASS S
                                                                 ----------------------------------
                                                                     YEAR ENDED      MAY 3, 2004(1)
                                                                    DECEMBER 31,    TO DECEMBER 31,
                                                                        2005              2004
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $           10.00              10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                  $            0.00*             (0.01)
 Net realized and unrealized gain on investments               $            1.04               0.01
 Total from investment operations                              $            1.04                 --
 Less distributions from:
 Net investment income                                         $            0.00*                --
 Net realized gains on investments                             $            0.35                 --
 Total distributions                                           $            0.35                 --
 Net asset value, end of period                                $           10.69              10.00
 TOTAL RETURN(2)                                               %           10.41               0.00

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $         166,655             31,957
 Ratios to average net assets:
 Expenses(3)                                                   %            1.01               1.00
 Net investment income(3)                                      %           (0.04)             (0.27)
 Portfolio turnover rate                                       %             118                 88


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

*    Amount is less than $0.01.


ING EVERGREEN OMEGA PORTFOLIO


                                                                                        CLASS I
                                                                                    ---------------
                                                                                     MAY 2, 2005(1)
                                                                                    TO DECEMBER 31,
                                                                                          2005
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                           $             9.67
 Income (loss) from investment operations:
 Net investment income (loss)                                                   $             0.01**
 Net realized and unrealized gain (loss) on investments                         $             1.31
 Total from investment operations                                               $             1.32
 Less distributions from:
 Net investment income                                                          $             0.00*
 Total distributions                                                            $             0.00*
 Net asset value, end of period                                                 $            10.99
 TOTAL RETURN(2)                                                                %            13.68

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                              $          207,699
 Ratios to average net assets:
 Expenses(3)                                                                    %             0.60
 Net investment income(3)                                                       %             0.14
 Portfolio turnover rate                                                        %              140


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

*    Amount is less than $0.005.
** Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING GLOBAL RESOURCES PORTFOLIO



                                                                                                      CLASS I
                                                                                      ------------------------------------------
                                                                                                                       JULY 2,
                                                                                       YEAR ENDED     YEAR ENDED     2003(1) TO
                                                                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                                          2005           2004           2003
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                              $         15.74          14.90          10.90
 Income from investment operations:
 Net investment income                                                             $          0.12           0.14           0.05
 Net realized and unrealized gain on investments and foreign currencies            $          5.62           0.85           4.00
 Total from investment operations                                                  $          5.74           0.99           4.05
 Less distributions from:
 Net investment income                                                             $          0.17           0.15           0.05
 Net realized gains on investments                                                 $          0.90             --             --
 Total distributions                                                               $          1.07           0.15           0.05
 Net asset value, end of period                                                    $         20.41          15.74          14.90
 TOTAL RETURN(2)                                                                   %         38.08           6.67          37.19

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                 $         8,870          2,420            211
 Ratios to average net assets
 Expenses(3)                                                                       %          0.65           0.67           0.69
 Net investment income(3)                                                          %          1.17           1.77           2.33
 Portfolio turnover rate                                                           %           334            176            117



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.


ING INTERNATIONAL PORTFOLIO


                                                                                        CLASS S
                                                             -------------------------------------------------------------
                                                                                                              DECEMBER 17,
                                                                         YEAR ENDED DECEMBER 31,               2001(1) TO
                                                             -----------------------------------------------  DECEMBER 31,
                                                                2005          2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     $      10.27          8.88        6.89        8.29          8.26
 Income (loss) from investment operations:
 Net investment income (loss)                             $       0.14          0.12        0.09        0.06*        (0.00)**
 Net realized and unrealized gain (loss) on investments
 and foreign currencies                                   $       0.82          1.36        1.92       (1.40)         0.03
 Total from investment operations                         $       0.96          1.48        2.01       (1.34)         0.03
 Less distributions from:
 Net investment income                                    $       0.25          0.09        0.02        0.04            --
 Net realized gain on investments                         $       0.52            --          --        0.02            --
 Total distributions                                      $       0.77          0.09        0.02        0.06            --
 Net asset value, end of period                           $      10.46         10.27        8.88        6.89          8.29
 TOTAL RETURN(2)                                          %      10.50         16.71       29.17      (16.15)         0.36

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                        $    179,170       201,115     184,662     139,789       171,577
 Ratios to average net assets:
 Expenses(3)                                              %       1.26          1.26        1.26        1.26          1.25
 Net investment income (loss)(3)                          %       1.29          1.19        1.19        0.69         (0.15)
 Portfolio turnover rate                                  %        123            87         116         115            99


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO


                                                                                     CLASS S
                                                           ------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                           ------------------------------------------------------------
                                                             2005         2004         2003        2002          2001
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                  $      11.01         9.40         6.25        8.44          8.91
 Income (loss) from investment operations:
 Net investment income (loss)                          $       0.04*        0.01        (0.03)      (0.03)*        0.00**
 Net realized and unrealized gain (loss) on
 investments and foreign currencies                    $       1.68         1.60         3.18       (2.16)        (0.45)
 Total from investment operations                      $       1.72         1.61         3.15       (2.19)        (0.45)
 Less distributions from:
 Net investment income                                 $       0.01           --           --          --          0.02
 Total distributions                                   $       0.01           --           --          --          0.02
 Net asset value, end of period                        $      12.72        11.01         9.40        6.25          8.44
 TOTAL RETURN(1)                                       %      15.61        17.13        50.40      (25.95)        (5.03)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                     $     81,925       65,770       53,873      21,815        26,151
 Ratios to average net assets:
 Net expenses after brokerage
 commission recapture                                  %       1.05         1.05         1.08        1.07          1.11
 Gross expenses prior to brokerage
 commission recapture                                  %       1.05         1.06         1.11        1.11          1.11
 Net investment income (loss)                          %       0.34         0.14        (0.50)      (0.42)         0.25
 Portfolio turnover rate                               %         47           33           43          54            95



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.


ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO


                                                                                        CLASS I
                                                                                     --------------
                                                                                      DECEMBER 2,
                                                                                      2005(1)  TO
                                                                                      DECEMBER 31,
                                                                                          2005
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                               $         14.28
 Income from investment operations:
 Net investment income                                                              $          0.03*
 Net realized and unrealized gain (loss) on investments and foreign currencies      $          0.36
 Total from investment operations                                                   $          0.39
 Less distributions from:
 Net investment income                                                              $            --
 Net realized gain on investments                                                   $            --
 Total distributions                                                                $            --
 Net asset value, end of period                                                     $         14.67
 TOTAL RETURN(2)                                                                    %          2.73

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                  $        33,756
 Ratios to average net assets:
 Net expenses after expense waiver(3)                                               %          1.30
 Gross expenses prior to expense waiver(3)                                          %          1.30
 Net investment income(3)                                                           %          2.38
 Portfolio turnover rate                                                            %            85



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO


                                                                                CLASS I
                                                                    ---------------------------------
                                                                                            MAY 6,
                                                                      YEAR ENDED          2004(1) TO
                                                                     DECEMBER 31,        DECEMBER 31,
                                                                         2005                2004
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                             $         13.39               11.15
 Income (loss) from investment operations:
 Net investment income (loss)                                     $          0.05*               0.01
 Net realized and unrealized gain (loss) on investments           $          0.44                2.24
 Total from investment operations                                 $          0.49                2.25
 Less distributions from:
 Net realized gains on investments                                $          1.31                0.01
 Total distributions                                              $          1.31                0.01
 Net asset value, end of period                                   $         12.57               13.39
 TOTAL RETURN(2)                                                  %          4.00               20.21

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $        94,448              41,807
 Ratios to average net assets:
 Net expenses after reimbursement of unified fee and brokerage
 commission recapture(3)                                          %          0.88                0.89
 Net expenses after reimbursement of unified fee and prior to
 brokerage commission recapture(3)                                %          0.89                0.89
 Gross expenses prior to brokerage commission recapture and
 reimbursement of unified fee(3)                                  %          0.89                0.89
 Net investment income (loss)(3)                                  %          0.39                0.12
 Portfolio turnover rate                                          %            57                 147


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO


                                                                                         CLASS I
                                                                                      -------------
                                                                                          MAY 4,
                                                                                        2005(1) TO
                                                                                       DECEMBER 31,
                                                                                           2005
                                                                                      -------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                              $         10.17
 Income from investment operations:
 Net investment income                                                             $          0.14*
 Net realized and unrealized gain on investments                                   $          0.45
 Total from investment operations                                                  $          0.59
 Net asset value, end of period                                                    $         10.76
 TOTAL RETURN(2)                                                                   %          5.80

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                 $       109,779
 Ratios to average net assets:
 Net expenses after expense waiver/reimbursement of expenses(3)                    %          0.53
 Gross expenses prior to expense reimbursement of expenses(3)                      %          0.53
 Net investment income(3)                                                          %          1.97
 Portfolio turnover rate                                                           %            48


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO


                                                                                              CLASS I
                                                                                  --------------------------------
                                                                                                      DECEMBER 6,
                                                                                    YEAR ENDED         2004(1) TO
                                                                                   DECEMBER 31,       DECEMBER 31,
                                                                                       2005               2004
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                           $         12.21              11.89
 Income (loss) from investment operations:
 Net investment income (loss)                                                   $          0.05*             (0.00)**
 Net realized and unrealized gain (loss) on investments and foreign currencies  $          1.85               0.41
 Total from investment operations                                               $          1.90               0.41
 Less distributions from:
 Net investment income                                                          $          0.02               0.02
 Net realized gain on investments                                               $          1.02               0.07
 Total distributions                                                            $          1.04               0.09
 Net asset value, end of period                                                 $         13.07              12.21
 TOTAL RETURN(2)                                                                %         15.60               3.47

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                              $        10,787              2,993
 Ratios to average net assets:
 Expenses(3)                                                                    %          0.92               0.96
 Net investment income (loss)(3)                                                %          0.68              (0.56)
 Portfolio turnover rate                                                        %            92                104


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.

ING LEGG MASON PARTNERS ALL CAP PORTFOLIO



                                                                                      CLASS S
                                                            --------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                            --------------------------------------------------------------
                                                                2005          2004        2003        2002         2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     $      12.79         11.88        8.56       11.53         11.45
 Income (loss) from investment operations:
 Net investment income                                    $       0.09*         0.05        0.03        0.03*         0.09
 Net realized and unrealized gain (loss) on investments   $       0.48          0.88        3.30       (2.98)         0.12
 Total from investment operations                         $       0.57          0.93        3.33       (2.95)         0.21
 Less distributions from:
 Net investment income                                    $       0.06          0.02        0.01        0.02          0.09
 Net realized gain on investments                         $         --            --          --          --          0.04
 Total distributions                                      $       0.06          0.02        0.01        0.02          0.13
 Net asset value, end of period                           $      13.30         12.79       11.88        8.56         11.53
 TOTAL RETURN(1)                                          %       4.52          7.85       38.85      (25.57)         1.91

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                        $    376,242       515,344     429,843     252,792       307,030
 Ratios to average net assets:
 Net expenses after brokerage commission recapture        %       0.98          0.97        0.98        1.01         1.01
 Gross expenses prior to brokerage commission recapture   %       1.00          1.00        1.00        1.01         1.01
 Net investment income                                    %       0.68          0.44        0.30        0.32         1.15
 Portfolio turnover rate                                  %         37            32          21         139           75



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO


                                                                                                 CLASS I
                                                                                    ---------------------------------
                                                                                                           MAY 6,
                                                                                       YEAR ENDED         2004(1)
                                                                                      DECEMBER 31,      DECEMBER 31,
                                                                                          2005              2004
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                            $           10.03               8.86
 Income (loss) from investment operations:
 Net investment income (loss)                                                    $            0.01**             0.00*
 Net realized and unrealized gain (loss) on investments and foriegn currencies   $            0.61               1.20
 Total from investment operations                                                $            0.62               1.20
 Less distributions from:
 Net investment income                                                           $              --               0.03
 Net realized gains on investments                                               $            0.02                 --
 Total distributions                                                             $            0.02               0.03
 Net asset value, end of period                                                  $           10.63              10.03
 TOTAL RETURN(2)                                                                 %            6.19              13.52

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                               $          44,965              3,713
 Ratios to average net assets:
 Net expenses after brokerage commission recapture(3)                            %            0.79               0.81
 Gross expenses prior to brokerage commission recapture(3)                       %            0.79               0.81
 Net investment income (loss)(3)                                                 %            0.07               0.13
 Portfolio turnover rate                                                         %              11                 95



(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*    Amount is less than $0.01.

** Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING LIMITED MATURITY BOND PORTFOLIO


                                                                                         CLASS I
                                                                                     ---------------
                                                                                         APRIL 29
                                                                                        2005(1) TO
                                                                                       DECEMBER 31,
                                                                                           2005
                                                                                     ---------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                              $          11.14
 Income (loss) from investment operations:
 Net investment income                                                             $           0.28*
 Net realized and unrealized loss on investments                                   $          (0.13)
 Total from investment operations                                                  $           0.16
 Less distributions from:
 Net investment income                                                             $           0.57
 Net realized gain on investments                                                  $           0.03
 Total distributions                                                               $           0.60
 Net asset value, end of period                                                    $          10.70
 TOTAL RETURN(2)                                                                   %           1.44

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                 $          3,265
 Ratios to average net assets:
 Expenses(3)                                                                       %           0.29
 Net investment income(3)                                                          %           3.96
 Portfolio turnover rate                                                           %            219



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO


                                                                                CLASS I
                                                                   ---------------------------------
                                                                                           MAY 7,
                                                                     YEAR ENDED          2004(1) TO
                                                                    DECEMBER 31,        DECEMBER 31,
                                                                        2005                2004
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $           1.00                1.00
 Income (loss) from investment operations:
 Net investment income                                          $          0.030               0.009
 Net realized and unrealized gain (loss) on investments         $         (0.000)*            (0.000)*
 Total from investment operations                               $          0.030               0.009
 Less distributions from:
 Net investment income                                          $          0.030               0.009
 Total distributions                                            $          0.030               0.009
 Net asset value, end of period                                 $           1.00                1.00
 TOTAL RETURN(2)                                                %           3.04                0.86

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $        134,152             125,543
 Ratios to average net assets:
 Expenses(3)                                                    %           0.29                0.29
 Net investment income (3)                                      %           3.00                1.43


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

*    Amount is less than $0.001.


ING MARSICO GROWTH PORTFOLIO


                                                                                               CLASS I
                                                                                ----------------------------------------
                                                                                                               MAY 2,
                                                                                  YEAR ENDED DECEMBER 31,     2003(1)
                                                                                -------------------------   DECEMBER 31,
                                                                                    2005          2004          2003
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                       $        14.57          12.91          10.27
 Income from investment operations:
 Net investment income (loss)                                               $         0.03*          0.04           0.00**
 Net realized and unrealized gain on investments and foreign currencies     $         1.30           1.62           2.64
 Total from investment operations                                           $         1.33           1.66           2.64
 Net asset value, end of period                                             $        15.90          14.57          12.91
 TOTAL RETURN(2)                                                            %         9.13          12.86          25.71

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                          $       10,944          3,285          1,926
 Ratios to average net assets:
 Net expenses after brokerage commission recapture and
 reimbursement of unified fees(3)                                           %         0.74           0.75           0.77
 Net expenses after reimbursement of unified fees and prior to brokerage
 commission recapture                                                       %         0.76           0.78           0.79
 Gross expenses prior to brokerage commission recapture and reimbursement
 of unified fees(3)                                                         %         0.76           0.78           0.79
 Net investment income(3)                                                   %         0.18           0.30           0.01
 Portfolio turnover rate                                                    %           72             72             82


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO


                                                                                      CLASS I
                                                                                  --------------
                                                                                      APRIL 29,
                                                                                     2005(1) TO
                                                                                    DECEMBER 31,
                                                                                        2005
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                            $          10.00
Income from investment operations:
Net investment income                                                           $           0.04*
Net realized and unrealized gain on investments                                 $           2.52
Total from investment operations                                                $           2.56
Less distributions from:
Net investment income                                                           $           0.02
Net realized gain on investments                                                $           0.16
Total distributions                                                             $           0.18
Net asset value, end of period                                                  $          12.38
TOTAL RETURN(2)                                                                 %          25.62

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                               $         44,459
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)                                  %           0.68
Gross expenses prior to expense reimbursement(3)                                %           0.78
Net investment income(3)(4)                                                     %           0.58
Portfolio turnover rate                                                         %             73


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING MFS MID CAP GROWTH PORTFOLIO


                                                                                               CLASS I
                                                                                ----------------------------------------
                                                                                                               MAY 2,
                                                                                  YEAR ENDED DECEMBER 31,      2003(1)
                                                                                -------------------------   DECEMBER 31,
                                                                                    2005          2004          2003
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                      $         11.68          10.13           7.79
 Income (loss) from investment operations:
 Net investment loss                                                       $         (0.01)         (0.03)         (0.02)
 Net realized and unrealized gain (loss) on investments and foreign
 currencies                                                                $          0.40           1.58           2.36
 Total from investment operations                                          $          0.39           1.55           2.34
 Net asset value, end of period                                            $         12.07          11.68          10.13
 TOTAL RETURN(2)                                                           %          3.34          15.30          30.04

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                         $         9,187          4,953          3,396
 Ratios to average net assets:
 Net expenses after brokerage commission recapture and reimbursement of
 unified fee(3)                                                            %          0.60           0.62           0.61
 Net expenses after reimbursement of unified fee and prior to
 brokerage commission recapture                                            %          0.63           0.64           0.65
 Gross expenses prior to brokerage commission recapture and
 reimbursement of unified fee(3)                                           %          0.64           0.64           0.65
 Net investment loss(3)                                                    %         (0.11)         (0.32)         (0.18)
 Portfolio turnover rate                                                   %            79             80             95


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO


                                                                                          CLASS I
                                                                         ------------------------------------------
                                                                                                           MAY 2,
                                                                           YEAR ENDED DECEMBER 31,      2003(2) TO
                                                                         ---------------------------   DECEMBER 31,
                                                                              2005         2004(1)         2003
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                              $          18.81          17.22          15.19
 Income (loss)from investment operations:
 Net investment income                                             $           0.49*          0.47*          0.58
 Net realized and unrealized gain on investments and
 foreign currencies                                                $           0.08           1.50           1.55
 Total from investment operations                                  $           0.57           1.97           2.13
 Less distributions from:
 Net investment income                                             $           0.46           0.38           0.10
 Net realized gain on investments                                  $           0.66              -              -
 Total distributions                                               $           1.12           0.38           0.10
 Net asset value, end of period                                    $          18.26          18.81          17.22
 TOTAL RETURN(2)                                                   %           3.14          11.45          14.03

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                 $        172,607          5,119          2,303
 Ratios to average net assets:
 Net expenses after brokerage commission recapture and
 reimbursement of unified fees(3)                                  %           0.65           0.63           0.64
 Net expenses after reimbursement of unified fees and prior
 to brokerage commission recapture                                 %           0.65           0.64           0.65
 Gross expenses prior to brokerage commission recapture and
 reimbursement of unified fees(3)                                  %           0.65           0.64           0.65
 Net investment income(3)                                          %           2.71           2.69           2.61
 Portfolio turnover rate                                           %             51             66             57



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING MFS UTILITIES PORTFOLIO


                                                                                                         CLASS I
                                                                                                       ------------
                                                                                                         APRIL 29,
                                                                                                        2005(1) TO
                                                                                                       DECEMBER 31,
                                                                                                           2005
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                                  $      10.00
 Income (loss) from investment operations:
 Net investment income                                                                                 $       0.13*
 Net realized and unrealized gain on investments                                                       $       1.41
 Total from investment operations                                                                      $       1.54
 Less distributions from:
 Net investment income                                                                                 $       0.09
 Net realized gain on investments                                                                      $       0.23
 Total distributions                                                                                   $       0.32
 Net asset value, end of period                                                                        $      11.22
 TOTAL RETURN(2)                                                                                       %      15.35

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                                     $      5,599
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)                                                           %       0.80
 Gross expenses prior to expense reimbursement                                                         %       0.82
 Net investment income(3)                                                                              %       1.73
 Portfolio turnover rate                                                                               %        152


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING OPPENHEIMER MAIN STREET PORTFOLIO(R)


                                                                                          CLASS I
                                                                         ------------------------------------------
                                                                                                           MAY 2,
                                                                           YEAR ENDED DECEMBER 31,      2003(1) TO
                                                                         ---------------------------   DECEMBER 31,
                                                                             2005           2004           2003
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                              $         16.65          14.87          12.45
 Income (loss) from investment operations:
 Net investment income                                             $          0.21*          0.18           0.17
 Net realized and unrealized gain on investments and foreign
 currencies                                                        $          0.78           1.77           2.30
 Total from investment operations                                  $          0.99           1.95           2.47
 Less distributions from:
 Net investment income                                             $          0.20           0.17           0.05
 Total distributions                                               $          0.20           0.17           0.05
 Net asset value, end of period                                    $         17.44          16.65          14.87
 TOTAL RETURN(2)                                                   %          6.02          13.15          19.83

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                 $         2,530            136            103
 Ratios to average net assets:
 Net expenses after brokerage commission recapture and
 reimbursement of unified fees                                     %          0.64           0.61           0.59
 Net expenses after reimbursement of unified fees and prior to
 brokerage commission recapture                                    %          0.64           0.63           0.59
 Gross expenses prior to brokerage commission recapture and
 reimbursement of unified fees                                     %          0.64           0.64           0.65
 Net investment income                                             %          1.26           1.17           1.04
 Portfolio turnover rate                                           %            80            175            130


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING PIMCO CORE BOND PORTFOLIO


                                                                                  CLASS S
                                                     ---------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                        2005         2004         2003         2002         2001
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period            $       10.92        10.72        10.39         9.79         9.60
 Income (loss) from investment operations:
 Net investment income                           $        0.35*        0.35*        0.41         0.36*        0.26
 Net realized and unrealized gain (loss) on
 investments, foreign currencies, futures,
 options and swaps                               $       (0.08)        0.16         0.10         0.48        (0.02)
 Total from investment operations                $        0.27         0.51         0.51         0.84         0.24
 Less distributions from:
 Net investment income                           $        0.38         0.29         0.05         0.16           --
 Net realized gain on investments                $        0.10         0.02         0.13         0.08         0.05
 Total distributions                             $        0.48         0.31         0.18         0.24         0.05
 Net asset value, end of period                  $       10.71        10.92        10.72        10.39         9.79
 TOTAL RETURN(2)                                 %        2.46         4.78         4.84         8.68         2.46

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                 $   1,059,548      744,258      525,001      437,548      122,176
 Ratios to average net assets:
 Expenses                                        %        0.84         0.86         0.87         0.93         1.13
 Net investment income                           %        3.23         3.21         3.55         3.56         3.30
 Portfolio turnover rate                         %         760          279          402          605          745



(1) Since May 1, 2001, Pacific Investment Management Company has served as the Sub-Adviser of the ING PIMCO Core Bond Portfolio. Prior to that date, a different firm served as Sub-Adviser.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO HIGH YIELD PORTFOLIO


                                                                                                         CLASS I
                                                                                                       ------------
                                                                                                         APRIL 29,
                                                                                                        2005(1) TO
                                                                                                       DECEMBER 31,
                                                                                                           2005
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                                  $      10.07
 Income (loss) from investment operations:
 Net investment income                                                                                 $       0.48*
 Net realized and unrealized gain on investments                                                       $       0.16
 Total from investment operations                                                                      $       0.64
 Less distributions from:
 Net investment income                                                                                 $       0.49
 Net realized gain on investments                                                                      $       0.02
 Total distributions                                                                                   $       0.51
 Net asset value, end of period                                                                        $      10.20
 TOTAL RETURN(2)                                                                                       %       6.48

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                                     $        841
 Ratios to average net assets:
 Expenses(3)                                                                                           %       0.50
 Net investment income(3)                                                                              %       7.10
 Portfolio turnover rate                                                                               %        102


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING PIONEER FUND PORTFOLIO


                                                                                                         CLASS I
                                                                                                       ------------
                                                                                                         APRIL 29,
                                                                                                        2005(1) TO
                                                                                                       DECEMBER 31,
                                                                                                           2005
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                                  $      10.06
 Income from investment operations:
 Net investment income                                                                                 $       0.11*
 Net realized and unrealized gain on investments                                                       $       0.92
 Total from investment operations                                                                      $       1.03
 Less distributions from:
 Net investment income                                                                                 $       0.05
 Net realized gain on investments                                                                      $       0.00**
 Total distributions                                                                                   $       0.05
 Net asset value, end of period                                                                        %      11.04
 TOTAL RETURN(2)                                                                                       $      10.25+

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                                     $     28,289
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                                                        %       0.71
 Gross expenses prior to expense reimbursement(3)                                                      %       0.75
 Net investment income(3)(4)                                                                           %       1.49
 Portfolio turnover rate                                                                               %         39


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.005.
+ In 2005, the Investment Manager fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio's investment guidelines. The impact on total return was 0.02% on Class I and excluding this item, total return would have been 10.23%.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO


                                                                                                         CLASS I
                                                                                                       ------------
                                                                                                          May 2,
                                                                                                        2005(1) TO
                                                                                                       DECEMBER 31,
                                                                                                           2005
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                                  $      10.07
 Income from investment operations:
 Net investment income                                                                                 $       0.03
 Net realized and unrealized gain on investments                                                       $       0.92
 Total from investment operations                                                                      $       0.95
 Net asset value, end of period                                                                        $      11.02
 TOTAL RETURN(2)                                                                                       %       9.43

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                                     $     22,281
 Ratios to average net assets:
 Expenses(3)                                                                                           %       0.66
 Net investment income(3)                                                                              %       0.97
 Portfolio turnover rate                                                                               %         50


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING STOCK INDEX PORTFOLIO


                                                                                                   CLASS I
                                                                                        ---------------------------
                                                                                                          MAY 3,
                                                                                         YEAR ENDED     2004(1) TO
                                                                                        DECEMBER 31,   DECEMBER 31,
                                                                                            2005           2004
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                               $          10.90          10.00
 Income from investment operations:
 Net investment income                                                              $           0.19           0.11
 Net realized and unrealized gain on investments                                    $           0.31           0.94
 Total from investment operations                                                   $           0.50           1.05
 Less distributions from:
 Net investment income                                                              $             --           0.12
 Net realized gain on investments                                                   $             --           0.03
 Total distributions                                                                $             --           0.15
 Net asset value, end of period                                                     $          11.40          10.90
 TOTAL RETURN(2)                                                                    %           4.59          10.52

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                  $        388,184        378,706
 Ratios to average net assets:
 Expenses(3)                                                                        %           0.28           0.27
 Net investment income(3)                                                           %           1.68           2.14
 Portfolio turnover rate                                                            %              6              8


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO


                                                                                                         CLASS I
                                                                                                       ------------
                                                                                                          JULY 29,
                                                                                                        2005(1) TO
                                                                                                       DECEMBER 31,
                                                                                                           2005
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                                  $      10.00
 Income from investment operations:
 Net investment income                                                                                 $       0.02
 Net realized and unrealized gain on investments                                                       $       1.04
 Total from investment operations                                                                      $       1.06
 Less distributions from:
 Net investment income                                                                                 $       0.05
 Net realized gain on investments                                                                      $       0.19
 Total distributions                                                                                   $       0.24
 Net asset value, end of period                                                                        $      10.82
 TOTAL RETURN(2)                                                                                       %      10.54

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                                     $      3,204
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                                                        %       0.55
 Gross expenses prior to expense reimbursement(3)                                                      %       0.79
 Net investment income(3)(4)                                                                           %       0.78
 Portfolio turnover rate                                                                               %         77


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

TO OBTAIN
MORE INFORMATION


A Statement of Additional Information, dated April 28, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.


To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write to the Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, NE Washington, D.C. 20549-0102.



[ING LOGO]


04/28/06                                                   SEC File No. 811-5629

ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2006

INSTITUTIONAL CLASS

BALANCED FUNDS
ING FRANKLIN INCOME PORTFOLIO
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
ING UBS U.S. ALLOCATION PORTFOLIO

INTERNATIONAL/GLOBAL FUNDS
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(FORMERLY, ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO)
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

STOCK FUNDS
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
ING FMR(SM) EARNINGS GROWTH PORTFOLIO
ING FMR(SM) SMALL CAP EQUITY PORTFOLIO

ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO

ING LORD ABBETT AFFILIATED PORTFOLIO
(FORMERLY, ING SALOMON BROTHERS INVESTORS PORTFOLIO)
ING MERCURY LARGE CAP GROWTH PORTFOLIO
ING MERCURY LARGE CAP VALUE PORTFOLIO
(FORMERLY, ING MERCURY FOCUS VALUE PORTFOLIO)
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
ING VAN KAMPEN REAL ESTATE PORTFOLIO
ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO
(FORMERLY, ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO)
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

GOLDMAN SACHS TOLLKEEPER(SM) IS A SERVICE MARK OF GOLDMAN, SACHS & Co.

FMR(SM) IS A SERVICE MARK OF FIDELITY MANAGEMENT & RESEARCH COMPANY.


NOT ALL PORTFOLIOS MAY BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE INSTITUTIONAL CLASS SHARES OF CERTAIN PORTFOLIOS OF ING INVESTORS TRUST. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

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                                TABLE OF CONTENTS
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                                                                                 PAGE

INTRODUCTION
  ING Investors Trust                                                               2
  Advisers                                                                          2
  Portfolios and Sub-Advisers                                                       2
  Classes of Shares                                                                 2
  Investing Through Your Variable Contract or Qualified Plan                        2
  Why Reading this Prospectus is Important                                          2

DESCRIPTION OF THE PORTFOLIOS
  ING AllianceBernstein Mid Cap Growth Portfolio                                    3
  ING Capital Guardian Small/Mid Cap Portfolio                                      6
  ING Capital Guardian U.S. Equities Portfolio                                      9
  ING FMR(SM) Diversified Mid Cap Portfolio                                        12
  ING FMR(SM) Earnings Growth Portfolio                                            15
  ING FMR(SM) Small Cap Equity Portfolio                                           17
  ING Franklin Income Portfolio                                                    19
  ING Goldman Sachs Tollkeeper(SM) Portfolio                                       21
  ING Lord Abbett Affiliated Portfolio                                             25
  ING Mercury Large Cap Growth Portfolio                                           29
  ING Mercury Large Cap Value Portfolio                                            33
  ING T. Rowe Price Capital Appreciation Portfolio                                 37
  ING T. Rowe Price Equity Income Portfolio                                        41
  ING Templeton Global Growth Portfolio                                            44
  ING UBS U.S. Allocation Portfolio                                                47
  ING Van Kampen Equity Growth Portfolio                                           51
  ING Van Kampen Global Franchise Portfolio                                        54
  ING Van Kampen Growth and Income Portfolio                                       57
  ING Van Kampen Real Estate Portfolio                                             60
  ING Wells Fargo Mid Cap Disciplined Portfolio                                    64
  ING Wells Fargo Small Cap Disciplined Portfolio                                  67

PORTFOLIO FEES AND EXPENSES                                                        69

SUMMARY OF PRINCIPAL RISKS                                                         71

MORE INFORMATION
  Percentage and Rating Limitations                                                78
  A Word about Portfolio Diversity                                                 78
  Fundamental Investment Policies                                                  78
  Non-Fundamental Investment Policies                                              78
  Additional Information about the Portfolios                                      78
  Temporary Defensive Positions                                                    78
  Administrative Services                                                          79
  Portfolio Distribution                                                           79
  How ING Groep Compensates Entities Offering Our Portfolios
    as Investment Options in Their Insurance Products                              79
  Interests of the Holders of Variable Contracts and Qualified Plans               80
  Pricing of Portfolio Shares                                                      80
  Purchase and Redemption of Shares                                                81
  Frequent Trading - Market Timing                                                 81
  Portfolio Holdings Disclosure Policy                                             82
  Reports to Shareholders                                                          82

NET ASSET VALUE

OVERALL MANAGEMENT OF THE TRUST
  Adviser                                                                          84
  Advisory Fee                                                                     84

TAXES AND DISTRIBUTIONS                                                            86

PERFORMANCE                                                                        87

FINANCIAL HIGHLIGHTS                                                               87

TO OBTAIN MORE INFORMATION                                                  Backcover

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                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual funds portfolios (each a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

ADVISERS


Directed Services, Inc. ("DSI" or "Adviser") serves as the investment adviser to the Portfolios. Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSI is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.


PORTFOLIOS AND SUB-ADVISERS


ING AllianceBernstein Mid Cap Growth Portfolio - AllianceBernstein L.P.

ING Capital Guardian Small/Mid Cap Portfolio - Capital Guardian Trust Company ING Capital Guardian U.S. Equities Portfolio - Capital Guardian Trust Company ING FMR(SM) Diversified Mid Cap Portfolio - Fidelity Management & Research Company
ING FMR(SM) Earnings Growth Portfolio - Fidelity Management & Research Company ING FMR(SM) Small Cap Equity Portfolio - Fidelity Management & Research Company ING Franklin Income Portfolio - Franklin Advisers, Inc.

ING Goldman Sachs Tollkeeper(SM) Portfolio - Goldman Sachs Asset
Management, L.P.

ING Lord Abbett Affiliated Portfolio - Lord, Abbett & Co. LLC
ING Mercury Large Cap Growth Portfolio - Mercury Advisors
ING Mercury Large Cap Value Portfolio - Mercury Advisors

ING T. Rowe Price Capital Appreciation Portfolio - T. Rowe Price
Associates, Inc.

ING T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.

ING Templeton Global Growth Portfolio - Templeton Global Advisors Limited

ING UBS U.S. Allocation Portfolio - UBS Global Asset Management (Americas) Inc. ING Van Kampen Equity Growth Portfolio - Van Kampen
ING Van Kampen Global Franchise Portfolio - Van Kampen
ING Van Kampen Growth and Income Portfolio - Van Kampen
ING Van Kampen Real Estate Portfolio - Van Kampen

ING Wells Fargo Mid Cap Disciplined Portfolio - Wells Capital Management, Inc. ING Wells Fargo Small Cap Disciplined Portfolio - Wells Capital Management, Inc.


CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus. Class I shares are not subject to any sales loads, servicing fees or Rule 12b-1 distribution fees.


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Class I shares of the Portfolios may be offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolios. Class I shares also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.


Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, principal investment strategies, and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

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                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO

SUB-ADVISER


AllianceBernstein L.P. ("AllianceBernstein")


INVESTMENT OBJECTIVE


Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests substantially all of its assets in high-quality common stocks that AllianceBernstein expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in common stock of mid-capitalization companies. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For these purposes, mid-capitalization companies are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap(R) Growth Index. The market capitalizations of companies in the Russell Midcap(R) Growth Index ranged from $563 million to $18.4 billion as of December 31, 2005. The capitalization range of companies in the Russell Midcap(R) Growth Index will change with the markets and the Portfolio typically invests in common stocks with market capitalizations of between $1 billion and $15 billion at the time of purchase. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Portfolio also may:

   - write exchange-traded covered call options on up to 25% of its total assets;

   - make secured loans on portfolio securities of up to 25% of its total assets;

   - enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

   - enter into futures contracts on securities indexes and options on such futures contracts.

The Portfolio may lend securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                             SECURITIES LENDING RISK
                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because Class I shares do not have a full year of performance as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                     1996
                     1997
                     1998
                     1999                 25.56
                     2000                (17.12)
                     2001                (13.73)
                     2002                (30.04)
                     2003                 67.04
                     2004                 19.53
                     2005                  6.85

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best:  4th Quarter 1999:   25.08%
                       Worst: 3rd Quarter 2001:  (26.22)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the index.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                           1 YEAR  5 YEARS       10 YEARS
                                                            (OR LIFE OF CLASS)
   CLASS S RETURN                           6.85%   5.18%       5.42%(1)
   Russell Midcap(R) Growth Index          12.10%   1.38%       6.31%(3)



(1) Class I shares commenced operations on May 13, 2005. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) AllianceBernstein L.P. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3) The Index return for the Class S shares is for the period beginning August 1, 1998.


MORE ON THE SUB-ADVISER


AllianceBernstein is a leading global investment management firm supervising client accounts with assets totaling approximately $579 billion as of December 31, 2005. AllianceBernstein provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. The principal address of AllianceBernstein is 1345 Avenue of the Americas, New York, NY 10105.

As of December 31, 2005, AllianceBernstein Holding L.P. owns approximately 32.2% of the units of limited partnership interest in AllianceBernstein. AXA Financial, Inc. owns approximately 60.7% of the outstanding publicly traded AllianceBernstein Holding Units and approximately 1.8% of the outstanding AllianceBernstein Units, which, including the general partnership interests, AllianceBernstein and AllianceBernstein Holding, represents a 61.1% economic interest in AllianceBernstein. AXA Financial, Inc. is a wholly owned subsidiary of AXA, one of the largest global financial services organizations.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Catherine Wood         Senior Vice President and portfolio manager,
                       AllianceBernstein, and Chief Investment Officer, Regent
                       Investor Services, a division of AllianceBernstein.

                       Ms. Wood joined AllianceBernstein in 2001 from Tupelo
                       Capital Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 19 years with Jennison
                       Associates as a Director and Portfolio Manager, Equity
                       Research Analyst and Chief Economist.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO

SUB-ADVISER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers small/mid cap companies to be companies that have total market capitalization within the range of companies included in the custom Russell 2800 Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000(R) Index and Russell Midcap(R) Index. These two indices added together represent the smallest 2800 companies in the Russell 3000(R) Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index. The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.


The Sub-Adviser is not constrained by a particular investment style and may invest in "growth" or "value" securities.

Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights. The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.


The Portfolio may hold American Depositary Receipts ("ADRs"), which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

The Portfolio may invest a portion of its assets in money market instruments and repurchase agreements.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                               OTC INVESTMENT RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because Class I shares had not commenced operations, as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                     1996                 20.10
                     1997                 10.32
                     1998                 20.98
                     1999                 50.61
                     2000                (18.17)
                     2001                 (1.56)
                     2002                (25.43)
                     2003                 40.36
                     2004                  7.48
                     2005                 (1.02)

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best:  4th Quarter 1999:   33.90%
                       Worst: 3rd Quarter 2001:  (25.69)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of two broad measures of market performance - the Russell Midcap(R) Index and the custom Russell 2800 Index. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000(R) and Russell Midcap(R) Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000(R) Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap(R) Index is intended to be the comparative index for the Portfolio. The Russell Midcap(R) Index is a more appropriate comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                           1 YEAR  5 YEARS       10 YEARS
                                                            (OR LIFE OF CLASS)
   CLASS S RETURN                          (1.02)%  1.87%        8.03%(1)
   Russell Midcap(R) Index                 12.65%   8.45%       12.49%(3)
   Custom Russell 2800 Index               10.61%   8.39%       11.65%(3)



(1) Class S shares commenced operations on January 3, 1996. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different sub-adviser. Prior to May 1, 2005, the Portfolio's strategy was to invest at least 80% of its assets in small cap securities, as opposed to the current policy of small- and mid-cap securities.

(3) The Index returns for the Class S shares are for the period beginning January 1, 1996.

MORE ON THE SUB-ADVISER

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc., which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $157 billion in assets as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
James S. Kang            Mr. Kang is a Vice President of Capital Guardian with
                         portfolio management responsibilities, and joined the
                         Capital Guardian organization in 1987.

Karen A. Miller          Ms. Miller is a Senior Vice President of Capital
                         Guardian with portfolio management responsibilities,
                         and joined the Capital Guardian organization in 1990.

Kathryn M. Peters        Ms. Peters is a Vice President of Capital Guardian with
                         portfolio management responsibilities. Prior to joining
                         the organization in 2001, Ms. Peters was a portfolio
                         manager and principal with Montgomery Asset Management,
                         LLC.

Theodore R. Samuels      Mr. Samuels is a Senior Vice President and Director of
                         Capital Guardian with portfolio management
                         responsibilities. He joined Capital Guardian in 1981.

Lawrence R. Solomon      Mr. Solomon is a Senior Vice President of Capital
                         Guardian with portfolio management responsibilities. He
                         joined Capital Guardian in 1987.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

SUB-ADVISER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of issuers located in the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Equity securities in which the Portfolio may invest include common or preferred stock or securities convertible into or exchangeable for equity securities, such as warrants or rights. When determining whether a company is located in the United States, the Sub-Adviser will consider such factors as the place of listing and the location of the issuer's incorporation and headquarters.

In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Sub-Adviser is not constrained by a particular investment style, and may invest in "growth" or "value" securities. Under normal conditions, the Portfolio can be expected to invest in companies with a market capitalization of greater than $1 billion at the time of purchase.


The Portfolio may hold American Depositary Receipts ("ADRs"), which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). The Portfolio may invest a portion of its assets in debt securities and cash equivalents.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because Class I shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                     1996
                     1997
                     1998
                     1999
                     2000
                     2001                 (3.62)
                     2002                (23.79)
                     2003                 36.75
                     2004                  9.27
                     2005                  6.19

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best:  2nd Quarter 2003:   18.43%
                       Worst: 3rd Quarter 2002:  (19.48)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                           1 YEAR  5 YEARS       10 YEARS
                                                            (OR LIFE OF CLASS)
   CLASS S RETURN                           6.19%   3.11%        3.77%(1)
   S&P 500(R) Index                         4.91%   0.54%       (0.28)%(3)



(1) Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2)  Capital Guardian has managed the Portfolio since February 1, 2000.

(3) The Index return for the Class S shares is for the period beginning February 1, 2000.

MORE ON THE SUB-ADVISER

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, has managed the Portfolio since inception. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $157 billion in assets as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Karen A. Miller          Ms. Miller is a Senior Vice President of Capital
                         Guardian with portfolio management responsibilities.
                         She joined the Capital Guardian organization in 1990
                         where she served in various portfolio management
                         positions.

Michael R. Ericksen      Mr. Ericksen is a Senior Vice President and portfolio
                         manager. He joined the Capital Guardian organization in
                         1987 where he served in various capacities.

David Fisher             Mr. Fisher is Chairman of the Board of Capital Guardian
                         Group International, Inc. and Capital Guardian. He
                         joined the Capital Guardian organization in 1969 where
                         he served in various portfolio management positions.

Theodore Samuels         Mr. Samuels is a Senior Vice President and Director for
                         Capital Guardian, as well as a Director of Capital
                         International Research, Inc. He joined the Capital
                         Guardian organization in 1981 where he served in
                         various portfolio management positions.

Eugene P. Stein          Mr. Stein is Executive Vice President, a Director, a
                         portfolio manager, and Chairman of the Investment
                         Committee for Capital Guardian. He joined the Capital
                         Guardian organization in 1972 where he served in
                         various portfolio manager positions.

Terry Berkemeier         Mr. Berkemeier is a Senior Vice President of Capital
                         Guardian with portfolio management responsibilities. He
                         joined the Capital Guardian organization in 1992.

Alan J. Wilson           Mr. Wilson is a Director and Senior Vice President of
                         Capital Guardian with portfolio management
                         responsibilities. He is also an investment analyst for
                         Capital International Research, Inc. with portfolio
                         management responsibilities, specializing in U.S. oil
                         services and household products.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

SUB-ADVISER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Sub-Adviser normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(R) Index or the Standard & Poor's MidCap 400 Index(TM) ("S&P MidCap 400 Index(TM)"). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

The Sub-Adviser may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Factors considered include growth potential, earnings estimates and management.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK


                         OTHER INVESTMENT COMPANIES RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because Class I shares do not have a full calendar year of operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                     1996
                     1997
                     1998
                     1999
                     2000
                     2001                 (6.64)
                     2002                (19.34)
                     2003                 33.47
                     2004                 24.10
                     2005                 16.90

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best:  4th Quarter 2001:   18.53%
                       Worst: 3rd Quarter 2002:  (18.69)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the S&P MidCap 400 Index(TM). The S&P MidCap 400 Index(TM) is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                           1 YEAR  5 YEARS       10 YEARS
                                                            (OR LIFE OF CLASS)
   CLASS S RETURN                          16.90%   7.83%       7.27%(1)
   S&P MidCap 400 Index(TM)                12.56%   8.60%       7.37%(2)



(1) Class I shares commenced operations on August 15, 2005. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) The Index return for the Class S shares is for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.


The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $1,207.7 billion in mutual fund assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Tom Allen                Vice President of FMR and portfolio manager of the
                         Portfolio since February 2004.

                         Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) EARNINGS GROWTH PORTFOLIO

SUB-ADVISER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Seeks growth of capital over the long term.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Sub-Adviser invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


Since the Portfolio commenced operations on April 29, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.


MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.


The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $1,207.7 billion in mutual fund assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Joseph W. Day            Vice President and portfolio manager

                         Mr. Day is portfolio manager to the Portfolio. Since joining Fidelity Investments in 1984, Mr. Day has worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) SMALL CAP EQUITY PORTFOLIO

SUB-ADVISER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Sub-Adviser normally invests at least 80% of the Portfolio's assets in common stocks of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000(R) Index, the Standard & Poor's SmallCap 600 Index or companies within the Russell 1000(R) Index with market capitalization less than $2.5 billion at the time of purchase. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with larger market capitalizations.


The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management, among others.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                             MARKET AND COMPANY RISK


                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                         OTHER INVESTMENT COMPANIES RISK

                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.


The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $1,207.7 billion in mutual fund assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Thomas Hense             Vice President and Portfolio Manager

                         Mr. Hense has managed the Portfolio since inception.
                         Since joining Fidelity Investments in 1993, Mr. Hense has worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FRANKLIN INCOME PORTFOLIO

SUB-ADVISER

Franklin Advisers, Inc. ("Franklin")

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.


The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Sub-Adviser to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts ("ADRs").


The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the Portfolio's investment portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Sub-Adviser considers a variety of factors, including:

   -  the experience and managerial strength of the company;

   -  responsiveness to changes in interest rates and business conditions;

   -  debt maturity schedules and borrowing requirements;

   - the company's changing financial condition and market recognition of the change; and

   - a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK

                             MARKET AND COMPANY RISK

                               MARKET TRENDS RISK

                                  MATURITY RISK

                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER


The Adviser has engaged Franklin, One Franklin Parkway, San Mateo, California 04403-1905 to serve as Sub-Adviser to the ING Franklin Income Portfolio. Franklin is a wholly-owned subsidiary of Franklin Resources, Inc. As of December 31, 2005, Franklin and its affiliates had over $464 billion in assets under management.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Edward D. Perks          Mr. Perks is Vice President of Franklin and has managed
                         the Portfolio since its inception. Since 1994,
                         Mr. Perks has worked as a research analyst and
                         portfolio manager at Franklin. He joined Franklin in
                         1992.

Charles B. Johnson       Mr. Johnson has managed the Portfolio since its
                         inception. Since 2003, Mr. Johnson has served as
                         Chairman of the Board of Franklin as well as Director
                         of various Franklin Templeton Funds. From 1969 to
                         December 2003, Mr. Johnson served as the CEO of
                         Franklin. He joined Franklin in 1957.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO


SUB-ADVISER

Goldman Sachs Asset Management, L.P. ("GSAM")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in equity investments in "Tollkeeper" companies, which are technology, media, and/or service companies believed to be high quality and that adopt or use technology to improve cost structure, revenue opportunities, or competitive advantage. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio seeks to achieve its investment objective by investing in equity investments of companies that the Sub-Adviser believes are well positioned to benefit from the proliferation of technology. In general, the Sub-Adviser defines a Tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The Sub-Adviser anticipates that Tollkeeper companies may increase revenue by increasing "traffic", or customers and sales, and raising "tolls," or prices, and margins. The Sub-Adviser does not define companies that are capital intensive, low margin businesses as Tollkeepers (although the Portfolio may invest in such companies as part of the Portfolio's 20% basket of securities which are not or may not be defined as Tollkeepers).

The Sub-Adviser believes that the characteristics of many Tollkeeper companies should enable them to grow consistently their businesses. Such characteristics include:

   -  Strong brand name;

   -  Dominant market share;

   -  Recurring revenue streams;

   -  Free cash flow generation;

   -  Long product life cycle;

   -  Enduring competitive advantage; and

   -  Excellent management.

The Internet is an example of a technology that the Sub-Adviser believes will drive growth for many Tollkeeper companies. The Internet's significant impact on the global economy has changed and is expected to continue to change the way many companies operate. Business benefits of the Internet may include global scalability, acquisition of new clients, new revenue sources, and increased efficiencies. Tollkeeper companies adopting Internet technologies to improve their business model include technology, media and service companies.

Due to its focus on technology, media and service companies, the Portfolio's investment performance will be closely tied to many factors that affect technology, media and service companies. These factors include intense competition, consumer preferences, problems with product compatibility and government regulation. Tollkeeper securities may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. As a result, the Portfolio's net asset value is more likely to have greater volatility than that of a portfolio that is more diversified or invests in other industries.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  INTERNET RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              PRICE VOLATILITY RISK

                                   SECTOR RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Because Class I shares had not commenced operations, as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                     1996
                     1997
                     1998
                     1999
                     2000
                     2001
                     2002                (38.10)
                     2003                 40.97
                     2004                 11.48
                     2005                  1.91

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best:  2nd Quarter 2003:   19.08%
                       Worst: 2nd Quarter 2002:  (26.15)%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the NASDAQ Composite Index(SM). The NASDAQ Composite Index(SM) is a broad-based capitalization-weighted index that measures all NASDAQ(R) domestic and international based common type stocks listed on the NASDAQ Stock Market(R). It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                           1 YEAR       5 YEARS        10 YEARS
                                                   (OR LIFE OF CLASS)
   CLASS S RETURN                         1.91%       (5.64)%(1)          N/A
   NASDAQ Composite Index(SM)             2.12%        1.40%(2)           N/A



(1) Class S shares commenced operations on May 1, 2001. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) The Index return for the Class S shares is for the period beginning May 1, 2001.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER

GSAM, a wholly-owned subsidiary of The Goldman Sachs Group, Inc., serves as the Sub-Adviser to the Portfolio since May 1, 2001.

GSAM offers investment solutions to institutions and individuals worldwide. Our clients include pension plans, corporations, insurance companies, central banks, financial institutions, endowments, foundations, Taft-Hartley organizations/unions and high net worth individuals. In serving every client, our goal is to deliver strong, consistent investment results through innovative investment products and outstanding client service.


GSAM reported $526.4 billion in total assets under management and/or distribution as of December 31, 2005 (including seed capital and excluding assets under supervision).


The organization's strengths remain its commitment to outstanding research, disciplined investment processes, state-of-the-art risk management tools and the ability to attract and retain top investment talent.

The principal address of GSAM is 32 Old Slip, New York, NY 10005.

The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Steven M. Barry          Mr. Barry is a Managing Director, Chief investment
                         Officer and senior portfolio manager of GSAM. He joined
                         GSAM as a portfolio manager in 1999. From 1988 to 1999,
                         Mr. Barry was a portfolio manager at Alliance Capital
                         Management.

Gregory H. Ekizian, CFA  Mr. Ekizian is a Managing Director, Chief Investment
                         Officer and senior portfolio manager of GSAM. He joined
                         GSAM as a portfolio manager and Co-Chair of the Growth
                         Investment Committee in 1997. From 1990 to 1997,
                         Mr. Ekizian was a portfolio manager at Liberty and its predecessor firm, Eagle.

David G. Shell, CFA      Mr. Shell is a Managing Director, Chief Investment
                         Officer and senior portfolio manager of GSAM. He joined
                         GSAM as a portfolio manager in 1997. From 1987 to 1997,
                         Mr. Shell was a portfolio manager at Liberty and its
                         predecessor firm, Eagle.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LORD ABBETT AFFILIATED PORTFOLIO

SUB-ADVISER

Lord, Abbett & Co. LLC ("Lord Abbett")

INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is a secondary objective. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio invests primarily in equity securities of large, seasoned, U.S. and multinational companies that the Sub-Adviser believes are undervalued. Value stocks are stocks of companies that the Sub-Adviser believes the market undervalues according to certain financial measurements of their intrinsic worth or business prospects. The Sub-Adviser defines a large company as one having a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the Russell 1000(R) Index. As of December 31, 2005, the market capitalization range of the Russell 1000(R) Index was $563 million to $371.7 billion. This range may vary daily.


Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments for the Portfolio, the Sub-Adviser seeks to invest in securities of large, well-known companies selling at prices believed to be reasonable in relation to its assessment of their potential value. In selecting investments for the Portfolio, the Sub-Adviser looks for issuers that are "seasoned," meaning that the Sub-Adviser views them as established companies whose securities have gained a reputation for quality among investors and are liquid in the market.


The Portfolio may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts ("ADRs") and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments. The Portfolio's derivatives investments may include, but are not limited to, futures, forward contracts, swap agreements, warrants and rights. In addition, the Portfolio may buy and sell options on securities and securities indices for hedging or cross-hedging purposes or to seek to increase total return, and may sell covered call options on its portfolio securities in an attempt to increase income and to provide greater flexibility in the disposition of such securities.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                               MARKET TRENDS RISK
                             PORTFOLIO TURNOVER RISK

                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Sub-Adviser may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2001-2003) and Class I shares (2004-2005) from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                     1996
                     1997
                     1998
                     1999
                     2000
                     2001                 (4.27)
                     2002                (22.98)
                     2003                 31.25
                     2004                 10.26
                     2005                  5.73

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best:  2nd Quarter 2003:   19.58%
                       Worst: 3rd Quarter 2002:  (21.18)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of two broad measures of market performance - the Russell 1000(R) Value Index and the Standard & Poor's 500/Citigroup Value ("S&P/Citigroup Value") Index. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The S&P/Citigroup Value Index is an unmanaged index designed to track a value investing style consisting of those companies in the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index that have higher book-to-price risk index factor exposures and, as a consequence, higher book-to-price ratios. The Russell 1000(R) Value Index is intended to be the comparative index for the Portfolio. The Russell 1000(R) Value Index is a more appropriate index than the S&P 500/Citigroup Value Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                     1 YEAR        5 YEAR             10 YEARS
                                             (OR LIFE OF CLASS)  (OR LIFE OF CLASS)
   CLASS I RETURN                     5.73%       12.13%(1)            N/A
   Russell 1000(R) Value Index        7.05%       16.13%(3)            N/A
   S&P 500/Citigroup Value Index      5.84%       17.93%(3)            N/A
   CLASS S RETURN                     5.48%        2.33%              4.26%(1)
   Russell 1000(R) Value Index        7.05%        5.28%              6.24%(3)
   S&P 500/Citigroup Value Index      5.84%        2.43%              3.64%(3)



(1) Class I shares commenced operations on May 1, 2003. Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) Lord, Abbett & Co., has managed the Portfolio since December 1, 2005. Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.


(3) The Index returns for Class I shares are for the period beginning July 1, 2003. The Index returns for Class S shares are for the period beginning February 1, 2000.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Lord Abbett, has served as Sub-Adviser to the Portfolio since December 2005. The principal address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey 07302. As of December 31, 2005, Lord Abbett managed $101 billion in assets.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Eli M. Salzmann          Mr. Salzmann, Partner of Lord Abbett and Director of
                         Large Cap Value Equity Management, joined Lord Abbett
                         in 1997.

Sholom Dinsky            Mr. Dinsky is a Partner and joined Lord Abbett in 2000
                         from Prudential Investments, where he served as
                         Managing Director of Prudential Asset Management.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY LARGE CAP GROWTH PORTFOLIO

SUB-ADVISER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Sub-Adviser believes have good prospects for earnings growth.

The Portfolio seeks to achieve its objective by investing at least 80% of its assets in common stock of companies the Sub-Adviser selects from among those which, at the time of purchase, are included in the Russell 1000(R) Growth Index. Using quantitative models that employ various factors, the Portfolio seeks to outperform the Russell 1000(R) Growth Index by investing in equity securities that the Sub-Adviser believes have above average earnings prospects. The Russell 1000(R) Growth Index (which consists of those Russell 1000(R) securities with a greater than average growth orientation) is a subset of the Russell 1000(R) Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary quantitative model that employs three filters in its initial screen: earnings momentum, earnings surprise and valuation. The Sub-Adviser looks for strong relative earnings growth, preferring internal growth and unit growth over growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined
- after the screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.


Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an "index" fund. In seeking to outperform the relevant benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:


   -  Relative prices to earnings and price to book ratios;

   -  Stability and quality of earnings momentum and growth;

   -  Weighted median market capitalization of the Portfolio; and

   - Allocation among the economic sectors of the Portfolio, as compared to the Russell 1000(R) Growth Index.


The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing interests in securities of foreign companies. The Portfolio may also invest in derivatives for hedging purposes and lend portfolio securities.


The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                               INTEREST RATE RISK
                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK
                             PORTFOLIO TURNOVER RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Because Class I shares had not commenced operations, as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                     1996
                     1997
                     1998
                     1999
                     2000
                     2001
                     2002
                     2003                26.96
                     2004                11.10
                     2005                10.31

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best:  4th Quarter 2004:   11.65%
                       Worst: 3rd Quarter 2004:   (2.68)%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                         1 YEAR        5 YEARS       10 YEARS
                                                 (OR LIFE OF CLASS)
   CLASS S RETURN                        10.31%       6.32%(1)          N/A
   Russell 1000(R) Growth Index           5.26%       4.38%(2)          N/A



(1) Class S shares commenced operations on May 1, 2002. Class S shares are not offered in the Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) The Index return for Class S shares is for the period beginning May 1, 2002.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER

Fund Asset Management L.P. ("FAM") serves as the Sub-Adviser to the Portfolio. FAM does business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Mercury Advisors."


FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road, Plainsboro, NJ 08536. FAM and its affiliates had over $538 billion in investment company and other portfolio assets under management as of December 31, 2005.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Robert C. Doll, Jr., CFA      The Portfolio is managed by a team of investment
                              professionals who participate in the team's
                              research process and stock selection. Mr. Doll,
                              senior investment professional and team leader, is
                              responsible for the setting and implementation of
                              the Portfolio's investment strategy and the
                              day-to-day management of its portfolio. He has
                              been the portfolio manager since inception.
                              Mr. Doll has been the President of Merrill Lynch
                              Investment Managers, L.P. ("MLIM") since 2001. He
                              was Co-Head (Americas Region) of MLIM from 1999 to
                              2000. Mr. Doll has been President and a member of
                              the Board of the funds advised by MLIM and its
                              affiliates since 2005.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY LARGE CAP VALUE PORTFOLIO

SUB-ADVISER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio will invest in securities that the Sub-Adviser determines are undervalued.

The Sub-Adviser selects for investment by the Portfolio equity securities of large-capitalization companies that are, at the time of purchase, within the market capitalization range of companies included in the Russell 1000(R) Value Index. Using a multifactor quantitative model, the Portfolio seeks to outperform the Russell 1000(R) Value Index by investing in equity securities that the Sub-Adviser believes are selling at below normal valuations. The Russell 1000(R) Value Index (which consists of those Russell 1000(R) securities with lower price-to-book ratios and lower forecasted growth values) is a subset of the Russell 1000(R) Value Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary quantitative model that employs three filters in its initial screens: earnings momentum, earnings surprise and valuation. The Sub-Adviser looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined - if the Sub-Adviser believes a company is overvalued, it will not be considered for investment by the Portfolio. After the initial screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

   -  relative price-to-earnings and price-to-book ratios;

   -  stability and quality of earnings momentum and growth;

   - weighted median market capitalization of the Portfolio's investment portfolio;

   - allocation among the economic sectors of the Portfolio's investment portfolio as compared to the index; and

   -  weighted individual stocks within the index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign issuers, including securities of foreign issuers that are represented by American Depositary Receipts ("ADRs"). Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities." The Portfolio anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Portfolio may invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                             INVESTMENT MODELS RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               OTC INVESTMENT RISK

                             PORTFOLIO TURNOVER RISK

                     RESTRICTED AND ILLIQUID SECURITIES RISK
                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2003-2004) and Class I shares (2005) from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                     1996
                     1997
                     1998
                     1999
                     2000
                     2001
                     2002
                     2003                31.22
                     2004                11.52
                     2005                 5.56

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best:  2nd Quarter 2003:   17.73%
                       Worst: 3rd Quarter 2004:   (3.99)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of two broad measures of market performance - Russell 1000(R) Value Index and the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 1000(R) Value Index is a more appropriate index than the S&P 500(R) Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in of the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                               1 YEAR        5 YEARS       10 YEARS
                                                       (OR LIFE OF CLASS)
      CLASS I RETURN                            5.56%       11.67%(1)         N/A
      Russell 1000(R) Value Index               7.05%       13.86%(2)         N/A
      S&P 500(R) Index                          4.91%        9.01%(2)         N/A
      CLASS S RETURN                            5.31%        7.46%(1)         N/A
      Russell 1000(R) Value Index               7.05%        8.81%(2)         N/A
      S&P 500(R) Index                          4.91%        6.00%(2)         N/A



(1) Class I shares commenced operations on May 18, 2004. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I have different expenses.

(2) The Index returns for the Class I shares are for the period beginning June 1, 2004. The Index returns for the Class S shares are for the period beginning May 1, 2002.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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MORE ON THE SUB-ADVISER

Fund Asset Management, L.P. ("FAM") serves as the Sub-Adviser to the Portfolio. FAM does business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Mercury Advisors."


FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road, Plainsboro, NJ 08536. FAM and its affiliates had over $538 billion in investment company and other portfolio assets under management as of December 31, 2005.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Robert C. Doll           Robert C. Doll, Jr., has been responsible for the
                         day-to-day management of the Portfolio since August
                         2005 and has been President of Merrill Lynch Investment
                         Managers, L.P. ("MLIM") since 2001. He was Co-Head
                         (Americas Region) of MLIM from 1999 to 2000. Prior to
                         joining MLIM, he was Chief Investment Officer of
                         Oppenheimer Funds, Inc. in 1999 and an Executive Vice
                         President thereof from 1991 to 1999.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


SUB-ADVISER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established companies the Sub-Adviser believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options, in pursuit of its asset allocation strategy. The Portfolio may invest up to 25% of its net assets in foreign equity securities.

The Portfolio's common stocks generally fall into one of two categories:

   - the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and

   - the smaller category is composed of opportunistic investments whose prices are expected by the Sub-Adviser to rise in the short-term but not necessarily over the long-term.

Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The Sub-Adviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Sub-Adviser's ability to find companies that meet valuation criteria rather than its market outlook.


Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.


In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Sub-Adviser may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

   (1) shares of the T. Rowe Price Reserve Investment Fund, and T. Rowe Price Government Reserve Investment Fund internally managed money market funds of T. Rowe Price;

   (2) U.S. government obligations;

   (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

   (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

   (5) repurchase agreements.

The Portfolio may borrow securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 ALLOCATION RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK
                             SECURITIES LENDING RISK
                             SPECIAL SITUATIONS RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed on the previous page that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1996-2003) and Class I shares (2004-2005) from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                     1996                16.36
                     1997                15.27
                     1998                 5.89
                     1999                 6.92
                     2000                21.97
                     2001                 9.92
                     2002                 0.48
                     2003                25.23
                     2004                16.93
                     2005                 8.03

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best:  2nd Quarter 2003:   12.52%
                       Worst: 3rd Quarter 2002:   (7.52)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of three broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index, the Lehman Brothers U.S. Government/Credit Bond Index and a composite index, of which 60% is comprised of the S&P 500(R) Index and 40% is comprised of the Lehman Brothers U.S. Government/Credit Bond ("60% S&P 500/40% Lehman") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Lehman Brothers U.S. Government/Credit Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                            1 YEAR       5 YEARS        10 YEARS
                                                    (OR LIFE OF CLASS)
      CLASS I RETURN                         8.03%       17.56%(1)         N/A
      S&P 500(R) Index                       4.91%       14.29%(2)         N/A
      Lehman Brothers U.S. Government/
         Credit Bond Index                   2.37%        3.17%(2)         N/A
      60% S&P 500/40% Lehman Index           4.31%       11.33%(2)
      CLASS S RETURN                         7.74%       11.68%          12.40%
      S&P 500(R) Index                       4.91%        0.54%           9.07%
      Lehman Brothers U.S. Government/
         Credit Bond Index                   2.37%        6.11%           6.17%
      60% S&P 500/40% Lehman Index           4.31%        1.68%           8.32%



(1) Class I shares commenced operations on May 2, 2003. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) The Index returns for Class I shares are for the period beginning May 1, 2003.


MORE ON THE SUB-ADVISER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2005, the firm and its affiliates managed over $269.5 billion in assets.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Stephen W. Boesel        Mr. Boesel is the Committee Chair of the Investment
                         Advisory Committee that manages the Portfolio. The
                         Committee Chair has the day-to-day responsibility for
                         managing the Portfolio. He works with the Committee in
                         developing and executing the Portfolio's investment
                         program. Mr. Boesel has been Chairman of the Committee
                         since August 2001 and he has been managing investments
                         since joining T. Rowe Price in 1973.


Effective on or about June 30, 2006, Jeffrey Arricale and David Giroux will become Co-Chairmen of the Portfolio's Investment Advisory Committee. Mr. Arricale and Mr. Giroux each joined T. Rowe Price as investment analysts in 2001 and 1998, respectively. Both currently serve as Vice Presidents of T. Rowe Price and Investment Advisory Committee members of the Portfolio.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

SUB-ADVISER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Substantial dividend income as well as long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The Sub-Adviser typically employs a "value" approach in selecting investments. The Sub-Adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Sub-Adviser generally looks for companies with the following:

   -  an established operating history;


   - above-average dividend yield relative to the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index;


   -  low price/earnings ratio relative to the S&P 500(R) Index;

   -  a sound balance sheet and other positive financial characteristics; and

   - low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.


While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund, and T. Rowe Price Government Reserve Investment Funds, internally managed money market funds of T. Rowe Price.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK

The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the Portfolio invests may reduce or eliminate its dividend.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the change in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1996-2003) and Class I shares (2004-2005) from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                     1996                  8.77
                     1997                 17.44
                     1998                  8.26
                     1999                 (0.72)
                     2000                 12.93
                     2001                  1.36
                     2002                (13.19)
                     2003                 25.16
                     2004                 15.11
                     2005                  4.12

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best:  2nd Quarter 2003:   16.79%
                       Worst: 3rd Quarter 2002:  (17.45)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                            1 YEAR        5 YEARS       10 YEARS
                                                    (OR LIFE OF CLASS)
      CLASS I RETURN                         4.12%       15.09%(1)         N/A
      S&P 500(R) Index                       4.91%       14.29%(3)         N/A
      CLASS S RETURN                         3.92%        5.62%           7.38%
      S&P 500(R) Index                       4.91%        0.54%           9.07%



(1) Class I shares commenced operations on May 2, 2003. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3) The Index return for Class I shares is for the period beginning May 1, 2003.

MORE ON THE SUB-ADVISER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2005, the firm and its affiliates managed over $269.5 billion in assets.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Brian Rogers             Mr. Rogers is the Committee Chair of the Investment
                         Advisory Committee that manages the Portfolio. The
                         Committee Chair has the day-to-day responsibility for
                         managing the Portfolio. He works with the Committee in
                         developing and executing the Portfolio's investment
                         program. Mr. Rogers has been Chairman of the Committee
                         since March 1999 and he has been managing investments
                         since joining T. Rowe Price in 1982.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING TEMPLETON GLOBAL GROWTH PORTFOLIO

SUB-ADVISER

Templeton Global Advisors Limited

INVESTMENT OBJECTIVE

Capital appreciation. Current income is only an incidental consideration.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depositary receipts. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to 5% of its total assets in options and swap agreements. With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for the Portfolio, the Sub-Adviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins, and liquidation value.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because Class I shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                     1996                 12.27
                     1997                 12.17
                     1998                 29.31
                     1999                 63.30
                     2000                (14.56)
                     2001                (11.91)
                     2002                (20.18)
                     2003                 36.31
                     2004                 10.95
                     2005                  9.88

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best:  4th Quarter 1999:   47.69%
                       Worst: 3rd Quarter 2002:  (20.00)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of two broad measures of market performance - the Morgan Stanley Capital International World ("MSCI World") Index(SM) and the Morgan Stanley Capital International All Country World ("MSCI All Country World") Index(SM). The MSCI World Index(SM) is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. The MSCI All Country World Index(SM) is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. The MSCI World Index(SM) is intended to be the comparative index for the Portfolio. The MSCI World Index(SM) is a more appropriate index than the MSCI All Country World Index(SM) for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                                 1 YEAR  5 YEARS  10 YEARS
      CLASS S RETURN                              9.88%   3.16%    10.25%
      MSCI World Index(SM)                       10.02%   2.64%     7.47%
      MSCI All Country World Index(SM)           11.37%   3.41%     7.44%



(1) Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) Templeton Global Advisors Limited has managed the Portfolio since December 5, 2005. Prior to December 5, 2005, the Portfolio was managed by Capital Guardian Trust Company and had different principal investment strategies. Capital Guardian Trust Company managed the Portfolio from February 1, 2000 through December 2, 2005. Performance prior to February 1, 2000 is attributable to a different sub-adviser.

MORE ON THE SUB-ADVISER


The Adviser has engaged Templeton Global Advisors, principally located at Lyford Cay, Nassau, Bahamas, to serve as Sub-Adviser to the Templeton Global Growth Portfolio. Templeton Global Advisors is an indirect wholly-owned subsidiary of Franklin Resources, Inc. As of December 31, 2005, Franklin and its affiliates had over $464 billion in assets under management.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Murdo Murchison, CFA     Mr. Murchison is Executive Vice President of Templeton Global Advisors. He
                         joined the firm in 1993 and has served as the portfolio manager for ING
                         Templeton Global Growth Portfolio since 2005. Since 1993, he has worked for
                         Franklin Templeton Investments as a research analyst and portfolio manager.
                         Mr. Murchison is the lead portfolio manager for the Portfolio and has served as the lead portfolio manager of the Portfolio since December 5,
                         2005.


The following individuals have secondary portfolio management responsibilities:

Jeffrey A. Everett, CFA  Mr. Everett is President of Templeton Global Advisors. He has been employed by Templeton Global Advisors since 1989 and has held the roles of both a portfolio manager and research analyst. He has served as a portfolio manager of the Portfolio since December 5, 2005.

Lisa F. Myers, CFA       Ms. Myers is Vice President of Templeton Global Advisors. She has been employed by Templeton Global Advisors since 1996 and has held the roles of both a portfolio manager and research analyst. She has served as a portfolio manager of the Portfolio since December 5, 2005.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING UBS U.S. ALLOCATION PORTFOLIO

SUB-ADVISER

UBS Global Asset Management (Americas) Inc. ("UBS")

INVESTMENT OBJECTIVE

Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser allocates the Portfolio's assets among the following classes, or types of investments: stocks, bonds, and short-term money market debt obligations. The stock class includes equity securities of all types, and the Sub-Adviser may purchase small, medium or large capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.

The Sub-Adviser uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Sub-Adviser may invest the Portfolio's assets in these classes by investing in other funds. Within the equity portion of the Portfolio, the Sub-Adviser generally selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Sub-Adviser's assessment of what a security is worth. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

In selecting fixed-income securities, the Sub-Adviser uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Sub-Adviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year. The fixed-income securities in which the Portfoio may invest will not have a maximum maturity limitation. The Portfolio may invest in both investment grade and high yield (lower-rated) securities or, if unrated, determined to be of comparable quality by the Sub-Adviser.

The Sub-Adviser's fixed-income strategy combines judgments about the absolute value of the fixed-income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed-income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Sub-Adviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

The Portfolio may invest in cash or cash equivalent instruments, including shares of an affiliated investment company.

The Sub-Adviser may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 ALLOCATION RISK
                                    CALL RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK
                         MID-CAPITALIZATION COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK


                             SECURITIES LENDING RISK


                        SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Because Class I shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                     1996
                     1997
                     1998
                     1999
                     2000
                     2001                 (6.52)
                     2002                (14.77)
                     2003                 18.02
                     2004                 10.93
                     2005                  6.52

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best:  2nd Quarter 2003:   10.78%
                       Worst: 3rd Quarter 2002:  (11.03)%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of four broad measures of market performance - the Russell 3000(R) Index, the Lehman Brothers U.S. Aggregate Bond Index, the Merrill Lynch U.S. High Yield Cash Pay Index, and the 65% Russell 3000(R)/30% Lehman Brothers U.S. Aggregate Bond/5% Merrill Lynch U.S. High Yield Cash Pay (a composite index, of which 65% is comprised of the Russell 3000(R) Index, 30% is comprised of the Lehman Brothers U.S. Aggregate Bond Index and 5% is comprised of the Merrill Lynch High Yield Cash Pay Index). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                           1 YEAR  5 YEARS      10 YEARS
                                                            (OR LIFE OF CLASS)
   CLASS S RETURN                           6.52%   2.13%        0.85%(1)
   Russell 3000(R) Index                    6.12%   1.58%       (0.30)%(3)
   Lehman U.S. Aggregate Bond Index         2.43%   5.87%        6.42%(3)
   Merrill Lynch U.S. High Yield Cash
     Pay Index                              2.81%   8.75%        7.50%(3)
   65% Russell 3000/30% Lehman
     U.S. Aggregate Bond/5%
     Merrill Lynch U.S. High Yield Cash
     Pay Index                              4.94%   3.22%        0.91%(3)



(1) Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) UBS Global Asset Management (Americas) Inc. has managed the Portfolio since May 1, 2003. Performance prior to this date is attributable to a different sub-adviser.

(3) The Index returns for the Class S shares are for the period beginning October 1, 2000.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


UBS is the Sub-Adviser. UBS is a registered investment adviser principally located at One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2005, UBS had approximately $66.1 billion in assets under management.


UBS is an indirect wholly owned subsidiary of UBS AG, and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Brian D. Singer          Mr. Singer is the lead portfolio manager for the
                         Portfolio and has been employed by UBS since 1990.
                         During the past five years, he has served as the Chief
                         Investment Officer and Managing Director.


UBS' investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Mr. Singer has access to certain members of the U.S. Allocation investment management team, each of whom is allocated a specified portion of the Portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in the Portfolio. Mr. Singer, as coordinator, has responsibility for allocating the Portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the Portfolio to ensure its compliance with its stated investment objectives and strategies.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus borrowings for investment purposes). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio invests primarily in growth-oriented companies. The Portfolio may invest up to 25% of its assets in foreign securities, including up to 10% of its assets in emerging market securities. The Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the Sub-Adviser seeks those companies with the potential for strong free cash flow and compelling business strategies.


Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research, careful security selection and the continual monitoring of the Portfolio's investments.

The Portfolio generally follows a flexible investment program seeking attractive growth opportunities on an individual company basis. The portfolio management team focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The portfolio management team continually and rigorously studies company developments including business strategy and financial results. Valuation is viewed in the context of prospects for sustainable earnings and cash flow growth. The portfolio management team generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a of the broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2003-2004) and Class I shares (2005) from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                     1996
                     1997
                     1998
                     1999
                     2000
                     2001
                     2002
                     2003                23.65
                     2004                 7.34
                     2005                15.45

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  2nd Quarter 2003:  12.14%
                        Worst: 1st Quarter 2003:  (1.90)%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                     1 YEAR         5 YEARS       10 YEARS
                                                              (OR LIFE OF CLASS)
           CLASS I RETURN                            15.45%        13.47%(1)        N/A
           Russell 1000(R) Growth Index               5.26%         7.22%(2)        N/A
           CLASS S RETURN                            15.04%         5.22%(1)        N/A
           Russell 1000(R) Growth Index               5.26%         4.38%(2)        N/A



(1) Class I shares commenced operations on May 6, 2004. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) The Index return for the Class I shares is for the period beginning May 1, 2004. The Index return for the Class S shares is for the period beginning May 1, 2002.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of over $434.0 billion.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Dennis Lynch                  Mr. Lynch, Managing Director, joined Van Kampen in
                              1998 and has eleven years of investment industry
                              experience. Mr. Lynch is the Portfolio's lead
                              portfolio manager.

David Cohen                   Mr. Cohen, Managing Director, joined Van Kampen in
                              1993 and has 19 years of investment industry
                              experience. Mr. Cohen serves as the co-portfolio
                              manager and works collaboratively with other team
                              members to manage the Portfolio.

Sam Chainani, CFA             Mr. Chainani, Executive Director, joined Van
                              Kampen in 1996 and has nine years of investment
                              industry experience. Mr. Chainani serves as the
                              co-portfolio manager and works collaboratively
                              with other team members to manage the Portfolio.

Alexander Norton              Alexander Norton, Executive Director, joined Van
                              Kampen in 2000 and has managed the Portfolio since
                              July 2005. He has over 12 years investment
                              industry experience. Mr. Norton serves as the
                              co-portfolio manager and works collaboratively
                              with the other team members to manage the
                              Portfolio.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any size. The Sub-Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities of issuers from a number of different countries, which may include the United States.

The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Adviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies the Sub-Adviser uses may fail to produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because Class I shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                     1996
                     1997
                     1998
                     1999
                     2000
                     2001
                     2002
                     2003                26.24
                     2004                12.67
                     2005                11.30

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  4th Quarter 2003:  15.51%
                        Worst: 1st Quarter 2003:  (7.61)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International World ("MSCI World") Index(SM). The MSCI World Index(SM) is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                     1 YEAR        5 YEARS        10 YEARS
                                                              (OR LIFE OF CLASS)
           CLASS S RETURN                            11.30%        9.89%(1)         N/A
           MSCI World Index(SM)                      10.02%        9.74%(2)         N/A



(1) Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) The Index return for the Class S shares is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML") so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $434.0 billion.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Hassan Elmasry, CFA           Hassan is the lead portfolio manager for the
                              Global and American Franchise strategies. He
                              joined Morgan Stanley in 1995 and has 21 years
                              investment experience.

Ewa Borowska                  Ewa is a senior member of the investment team for
                              the Global and American Franchise strategies. She
                              joined Morgan Stanley in 1998. She has 14 years of
                              industry experience.

Michael Allison, CFA          Michael is a research analyst for the Global and
                              American Franchise strategies. He joined Morgan
                              Stanley in 2000 and has 8 years of investment
                              experience.

Paras Dodhia                  Paras is a research analyst for the Global and
                              American Franchise strategies. He joined Morgan
                              Stanley in 2002 and has 6 years of investment
                              experience.

Jayson Vowles                 Jayson is a research analyst for the Global and
                              American Franchise strategies. He joined Morgan
                              Stanley in 2003 and has 4 years of investment
                              experience.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Sub-Adviser seeks to achieve the Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's or by Moody's Investors Service, Inc. A more complete description of security ratings is contained in the Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Sub-Adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Sub-Adviser indicate that it is desirable to do so. The Portfolio may invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because Class I shares had not commenced operations, as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                     1996                 20.65
                     1997                 29.82
                     1998                 14.13
                     1999                 15.88
                     2000                 (2.11)
                     2001                (11.95)
                     2002                (14.75)
                     2003                 27.87
                     2004                 14.12
                     2005                 10.07

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best:  4th Quarter 1998:   17.30%
                       Worst: 3rd Quarter 2002:  (17.94)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index and the Russell 1000(R) Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 1000(R) Index consists of the 1000 largest companies in the Russell 3000(R) Index. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                (For the periods ended December 31, 2005)



                                                     1 YEAR        5 YEARS        10 YEARS
           CLASS S RETURN                            10.07%         3.81%           9.34%
           S&P 500(R) Index                           4.91%         0.54%           9.07%
           Russell 1000(R) Index                      6.27%         1.07%           9.28%



(1) Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different sub-adviser.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of over $434.0 billion.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
James A. Gilligan, CFA        Mr. Gilligan, Managing Director, joined Van Kampen
                              in 1985 and is a member of the Equity Income Team.
                              He is the lead portfolio manager and is
                              responsible for the execution of the overall
                              strategy of the Portfolio. Mr. Gilligan has
                              managed the Portfolio since 2002.

James O. Roeder, CFA          Mr. Roeder, Executive Director, joined Van Kampen
                              in 1999 and is a member of the Equity Income Team.
                              He has managed the Portfolio since 2002.

Thomas Bastian, CFA           Mr. Bastian, Executive Director and a member of
                              the Equity Income Team, joined Van Kampen in 2003.
                              He has managed the Portfolio since 2003. From 2001
                              to 2003, Mr. Bastian was a portfolio manager at
                              Eagle Asset Management.

Sergio Marcheli               Mr. Marcheli, Vice President and portfolio manager
                              for the Separately Managed Account Strategies, has
                              managed the Portfolio since 2003. From 1995 to
                              2002, Mr Marcheli was associated with Van Kampen
                              in a research capacity.

Vincent Vizachero, CFA        Mr. Vizachero, Vice President, joined Van Kampen
                              in 2001 and has managed the Portfolio since 2002.
                              Prior to 2001, Mr. Vizachero was an analyst at
                              Fidelity.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Capital appreciation. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation ("NASDAQ") System. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Sub-Adviser selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The Portfolio may invest more than 25% of its assets in any of the above sectors.

The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

   - equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;

   - financial institutions which issue or service mortgages, not to exceed 25% of total assets;

   - securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued;

   - high yield debt securities and convertible bonds, not to exceed 20% of total assets;

   -  mortgage- and asset-backed securities; and

   -  covered options on securities and stock indexes.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                     REAL ESTATE INVESTMENT TRUSTS RISK

                                   SECTOR RISK
                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1996-2003) and Class I shares (2004-2005) from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                     1996      35.30
                     1997      22.79
                     1998     (13.45)
                     1999      (3.81)
                     2000      30.99
                     2001       8.14
                     2002       0.20
                     2003      37.73
                     2004      38.13
                     2005      17.11

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best:  4th Quarter 1996:   19.26%
                       Worst: 3rd Quarter 2002:  (10.22)%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance - the Dow Jones Wilshire Real Estate Securities Index. The Dow Jones Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. It is not possible to invest directly in the index.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                   (For the periods ended December 31, 2005)



                                                     1 YEAR        5 YEARS        10 YEARS
                                                              (OR LIFE OF CLASS)
           CLASS I RETURN                            17.11%        30.61%(1)         N/A
           Dow Jones Wilshire Real Estate
             Securities Index                        14.06%        28.05%(3)         N/A
           CLASS S RETURN                            16.78%        19.13%          15.82%
           Dow Jones Wilshire Real Estate
             Securities Index                        14.06%        19.04%          15.15%



(1) Class I shares commenced operations on May 19, 2003. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) On December 17, 2001, Van Kampen became the Sub-Adviser of the Portfolio. Performance prior to December 17, 2001 is attributable to a different sub-adviser.


(3) The Index return for Class I shares is for the period beginning June 1, 2003.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $434.0 billion.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Theodore R. Bigman            Mr. Bigman, Managing Director, joined Van Kampen
                              in 1995 and has 18 years of investment experience.
                              He is Head of Global Real Estate, responsible for
                              Morgan Stanley Investment Management's real estate
                              securities investment management business.
                              Mr. Bigman is the Portfolio's lead portfolio
                              manager and has managed the Portfolio since 2001.

Mr. Bigman is supported by a team of five research analysts. Together, Mr. Bigman and the team determine investment strategy, establish asset-allocation frameworks, and direct the implementation of investment strategy.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO

SUB-ADVISER

Wells Capital Management, Inc. ("Wells Capital Management")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser defines mid-capitalization companies as of those with market capitalizations within the range of companies comprising the Russell Midcap(R) Value Index ("Index") at the time of purchase. As of December 31, 2005, the market capitalization range of companies comprising the Index was $563 million to $18.1 billion, and is expected to change frequently.


The Portfolio invests in companies that the Sub-Adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. The Sub-Adviser identifies these companies through in-depth, first-hand research. The goal of this research is to identify companies that it believes are undervalued or have growth potential not currently reflected in their stock prices. The Portfolio may invest in any sector, and at times may emphasize one or more particular sectors.

The Portfolio also may invest up to 25% of its assets in foreign securities. In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below:

                                    CALL RISK
                              DEBT SECURITIES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                             PORTFOLIO TURNOVER RISK
                                   SECTOR RISK

                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because Class I shares had not commenced operations, as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                     1996                 20.26
                     1997                 28.95
                     1998                 12.68
                     1999                 24.64
                     2000                (15.22)
                     2001                (12.98)
                     2002                (29.26)
                     2003                 31.11
                     2004                 12.58
                     2005                  5.84

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best:  2nd quarter 2003:   18.00%
                       Worst: 2nd quarter 2002:  (18.38)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of two broad measures of market performance - the Russell Midcap(R) Value Index and the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell Midcap(R) Value Index is a more appropriate index than the S&P 500(R) Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                  (For the periods ended December 31, 2005)



                                                     1 YEAR        5 YEARS        10 YEARS
           CLASS S RETURN                             5.84%        (0.78)%          5.91%
           Russell Midcap(R) Value Index             12.65%        12.21%          13.65%
           S&P 500(R) Index                           4.91%         0.54%           9.07%



(1) Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) Wells Capital Management has managed the Portfolio since August 29, 2005. Jennison Associates LLC managed the Portfolio from July 31, 2002 through August 28, 2005. Performance prior to July 31, 2002 is attributable to a different sub-adviser.

MORE ON THE SUB-ADVISER


Wells Capital Management is a registered investment adviser and a wholly owned subsidiary of Wells Fargo Bank, N.A. and was formed in 1986 from institutional investment teams that had been in place since 1991. The principal address of Wells Capital Management is 525 Market Street, 10th Floor, San Francisco, CA 94105. As of December 31, 2005, Wells Capital Management managed over $174 million in assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Robert J. Costomiris, CFA     Mr. Costomiris is the Managing Director and senior
                              portfolio manager for the Disciplined Value Equity
                              team of Wells Capital Management and has been
                              responsible for the day-to-day management of the
                              Portfolio since August 2005. Prior to joining
                              Wells Capital Management in 2005, he held the same
                              responsibilities at Strong Capital Management from
                              2001 through 2005. Prior to joining Strong Capital
                              Management, Mr. Costomiris spent 4 years as the
                              Director of Research at Thomson Horstmann & Bryant
                              in New Jersey and 4 years as a Senior Investment
                              Consultant at Hewitt Associates in Chicago,
                              Illinois. Mr. Costomiris is a member of the CFA
                              Institute and has earned the Chartered Financial
                              Analyst ("CFA") designation.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

SUB-ADVISER

Wells Capital Management

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500(TM) Index at the time of purchase. The range of the Russell 2500(TM) Index was $26 million to $10.8 billion, as of December 31, 2005. The market capitalization of companies in the index changes with market conditions and the composition of the index. The Portfolio may invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. The Portfolio may invest up to 25% of its total assets in foreign securities.


The Sub-Adviser seeks to take advantage of the market's attention on short-term prospects by focusing on indicators of a company's long-term success, such as balance sheets and underlying assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                                   SECTOR RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio commenced operations on November 30, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER

Wells Capital Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net worth individuals.


The principal address of Wells Capital Management is 525 Market Street, San Francisco, California 94105. As of December 31, 2005, Wells Capital Management had over $174 million in total assets under management.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Robert J. Costomiris, CFA     Mr. Costomiris has managed the Portfolio since
                              inception. Mr. Costomiris joined Wells Capital
                              Management as a portfolio manager in 2005. Prior
                              to joining Wells Capital Management, he was a
                              portfolio manager at Strong Capital Management,
                              Inc. ("SCM") since April 2001. Prior to joining
                              SCM, he served as the Director of Research at
                              Thomson Horstmann & Bryant, a United Asset
                              Management affiliate that specializes in value
                              investing, from 1997 to 2001.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by the Class I Shares of the Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2005, or for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary, or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                 CLASS I SHARES
                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                         DISTRIBUTION                 TOTAL         WAIVERS           NET
                                            MANAGEMENT     (12b-1)        OTHER     OPERATING    REIMBURSEMENTS    OPERATING
PORTFOLIO                                      FEE           FEE         EXPENSES    EXPENSES    AND RECOUPMENTS    EXPENSES
------------------------------------------------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth(2)       0.77%           --          0.01%        0.78%           --           0.78%(3)
ING Capital Guardian Small/Mid Cap(2)         0.65%           --          0.01%        0.66%           --           0.66%(3)
ING Capital Guardian U.S. Equities(2)         0.74%           --          0.01%        0.75%           --           0.75%(3)
ING FMR(SM) Diversified Mid Cap(2)            0.65%           --          0.01%        0.66%           --           0.66%
ING FMR(SM) Earnings Growth                   0.58%           --          0.15%(5)     0.73%        (0.05)%         0.68%
ING FMR(SM) Small Cap Equity                  0.75%           --          0.20%(5)     0.95%           --           0.95%
ING Franklin Income                           0.65%           --          0.20%(5)     0.85%        (0.11)%(6)      0.74%
ING Goldman Sachs Tollkeeper(SM)(2)           1.35%           --          0.01%        1.36%        (0.21)%(6)      1.15%
ING Lord Abbett Affiliated(2)                 0.75%           --            --         0.75%           --           0.75%
ING Mercury Large Cap Growth(2)               0.80%           --          0.01%        0.81%        (0.05)%(4)      0.76%
ING Mercury Large Cap Value(2)                0.80%           --          0.02%        0.82%        (0.04)%(4)      0.78%
ING T. Rowe Price Capital Appreciation(2)     0.65%           --            --         0.65%           --           0.65%
ING T. Rowe Price Equity Income(2)            0.65%           --            --         0.65%           --           0.65%
ING Templeton Global Growth(2)                0.93%           --          0.01%        0.94%           --           0.94%
ING UBS U.S. Allocation(2)                    0.75%           --            --         0.75%        (0.02)%(4)      0.73%(3)
ING Van Kampen Equity Growth(2)               0.65%           --          0.03%        0.68%        (0.02)%(4)      0.66%
ING Van Kampen Global Franchise(2)            1.00%           --            --         1.00%           --           1.00%
ING Van Kampen Growth and Income(2)           0.65%           --            --         0.65%           --           0.65%(3)
ING Van Kampen Real Estate(2)                 0.65%           --            --         0.65%           --           0.65%
ING Wells Fargo Mid Cap Disciplined(2)        0.65%           --          0.01%        0.66%           --           0.66%(3)
ING Wells Fargo Small Cap Disciplined         0.77%           --          0.21%(5)     0.98%        (0.11)%(6)      0.87%



(1) This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Because the Class I shares for ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING Goldman Sachs Tollkeeper(SM), ING Mercury Large Cap Growth, ING Templeton Global Growth, ING UBS U.S. Allocation, ING Van Kampen Global Franchise, ING Van Kampen Growth and Income and ING Wells Fargo Mid Cap Disciplined Portfolios had not commenced operations as of December 31, 2005, expenses are based on the Portfolios' actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which DSI, as Adviser to each Portfolio, has agreed. Because the Class I shares of ING AllianceBernstein Mid Cap Growth, ING FMR(SM) Diversified Mid Cap, ING FMR(SM) Earnings Growth and ING Wells Fargo Small Cap Disciplined Portfolios do not have a full calendar year of operations, operating expenses are estimated for the current fiscal year. For all operating Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI as investment Adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Operating expenses for ING FMR(SM) Small Cap Equity and ING Franklin Income Portfolios are estimated as they had commenced operations as of December 31, 2005.

(2) The Management Agreement between the Trust and its Adviser, DSI, provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity, ING Franklin Income and
     ING Wells Fargo Small Cap Disciplined Portfolios) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, interest expenses from any borrowing, and similar

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
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     expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.
(3) A portion of the brokerage commissions that ING AllianceBernstein Mid Cap Growth, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING UBS U.S. Allocation ING Van Kampen Growth and Income and ING Wells Fargo Mid Cap Disciplined Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the total "Net Operating Expenses" for each Portfolio for the year ended December 31, 2005 would have been 0.76%, 0.65%, 0.74%, 0.72%, 0.64% and 0.63%, respectively. This arrangement may be discontinued at any time.
(4) DSI has contractually agreed to waive a portion of the advisory fee for ING Capital Guardian U.S. Equities, ING Mercury Large Cap Growth, ING Mercury Large Cap Value, ING UBS U.S. Allocation, and ING Van Kampen Equity Growth Portfolios. Based upon net assets as of December 31, 2005, the advisory fee waiver for these Portfolios would equal 0.00%, 0.05%, 0.05%, 0.02% and 0.02%, respectively. This expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.
(5) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of ING FMR(SM) Earnings Growth, ING FMR(SM) Small Cap Equity, ING Franklin Income, and Wells Fargo Small Cap Disciplined Portfolios' average daily net assets, which is reflected in "Other Expenses." "Other Expenses" for ING FMR(SM) Earnings Growth and ING Wells Fargo Small Cap Disciplined Portfolio are estimated as they did not have a full calendar year of operations as of December 31, 2005. "Other Expenses" for ING FMR(SM) Small Cap Equity and ING Franklin Income Portfolios are estimated for the current fiscal year as they had not commenced operations as of December 31, 2005.
(6) DSI, the Adviser, has entered into written expense limitation agreements with certain Portfolios, under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2007. For ING FMR(SM) Earnings Growth Portfolio, the expense limitation agreement will continue through at least May 1, 2008 while the expense limitation agreement for ING FMR(SM) Small Cap Equity, ING Franklin Income, ING Goldman Sachs Tollkeeper(SM) and ING Wells Fargo Small Cap Disciplined Portfolios will continue through at least May 1, 2007. Further, regarding ING Goldman Sachs Tollkeeper(SM) Portfolio, DSI has voluntarily agreed to waive its rights to recoupment for the period from January 1, 2005 through December 31, 2006. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.


EXAMPLE. The Example is intended to help you compare the cost of investing in Class I shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class I shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
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ING AllianceBerstein Mid Cap Growth Portfolio         $     80  $    249  $    433  $    966
ING Capital Guardian Small/Mid Cap Portfolio          $     67  $    211  $    368  $    822
ING Capital Guardian U.S. Equities Portfolio          $     77  $    240  $    417  $    930
ING FMR(SM) Diversified Mid Cap Portfolio             $     67  $    211  $    368  $    822
ING FMR(SM) Earnings Growth Portfolio(1)              $     69  $    228  $    401  $    902
ING FMR(SM) Small Cap Equity Portfolio                $     97  $    303  $    525  $  1,166
ING Franklin Income Portfolio(1)                      $     76  $    260  $    461  $  1,039
ING Goldman Sachs Tollkeeper(SM) Portfolio(1)         $    117  $    410  $    725  $  1,617
ING Lord Abbett Affiliated Portfolio                  $     77  $    240  $    417  $    930
ING Mercury Large Cap Growth Portfolio(1)             $     78  $    254  $    445  $    997
ING Mercury Large Cap Value Portfolio(1)              $     80  $    258  $    451  $  1,010
ING T. Rowe Price Capital Appreciation Portfolio      $     66  $    208  $    362  $    810
ING T. Rowe Price Equity Income Portfolio             $     66  $    208  $    362  $    810
ING Templeton Global Growth Portfolio                 $     96  $    300  $    520  $  1,155
ING UBS U.S. Allocation Portfolio(1)                  $     75  $    238  $    415  $    928
ING Van Kampen Equity Growth Portfolio(1)             $     67  $    216  $    377  $    845
ING Van Kampen Global Franchise Portfolio             $    102  $    318  $    552  $  1,225
ING Van Kampen Growth and Income Portfolio            $     66  $    208  $    362  $    810
ING Van Kampen Real Estate Portfolio                  $     66  $    208  $    362  $    810
ING Wells Fargo Mid Cap Disciplined Portfolio         $     67  $    211  $    368  $    822
ING Wells Fargo Small Cap Disciplined Portfolio(1)    $     89  $    301  $    531  $  1,191



(1) The Example numbers reflect the contractual expense limits for the one-year period and the first year of the three-, five-, and ten-year periods.

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                           SUMMARY OF PRINCIPAL RISKS
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THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPALS RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.


ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of markets based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. The Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.


CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.


CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.


Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's asset.

DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt Securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in Depositary Receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. Certain Portfolios may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HIGH-YIELD, LOWER GRADE DEBT SECURITIES RISK. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.


INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by industry.


INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.


INVESTMENTS BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

INITIAL PUBLIC OFFERINGS ("IPOs") RISK. "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a Portfolio during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve a Portfolio's objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.


MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.


OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUSTS ("REITs") RISK. Investing in "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on

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or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

SECTOR RISK. A sector is a group of selected industries, such as technology. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a Portfolio that has securities representing a broader range of investments.


SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

SOVEREIGN DEBT RISK. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow

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problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

SPECIAL SITUATIONS RISK. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

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PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


FUNDAMENTAL INVESTMENT POLICIES


The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.


NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

TEMPORARY DEFENSIVE POSITIONS


A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, a Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Goldman Sachs Tollkeeper Portfolio may invest, for temporary defensive purposes, more significantly in U.S. government securities, repurchase agreements collateralized by by U.S. government securities, CD's, bankers' acceptances, repurchase agreements, commercial paper, bank instruments, and non-convertible preferred stocks or corporate bonds with a maturity of less than one year. The ING Lord Abbett Affiliated Portfolio may invest for temporary defensive purposes some or all of its assets in short-term fixed income securities. These securities may include: obligations of the U.S. government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. government and its agencies and instrumentalities. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

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ADMINISTRATIVE SERVICES

In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios). DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.


DSI has entered into a an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of Advisers, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING FMR(SM) Earnings Growth, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios. The administrative services performed by ING Funds Services on behalf of DSI and ING FMR(SM) Earnings Growth, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio ("Distributor"). It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Advisers or Distributor, out of their own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies

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to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.


The distributing broker-dealer for the Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.


The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS

Each Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, other investment companies and other investors as permitted by the diversification and other requirements under
Section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment options, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contracts owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

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PURCHASE AND REDEMPTION OF SHARES

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and certain other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Fund's behalf.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the Plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities

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held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

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                                 NET ASSET VALUE

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The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -  Securities of an issuer that has entered into a restructuring;

   -  Securities whose trading has been halted or suspended;

   - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

   -  Securities that are restricted as to transfer or resale.

The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

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                        MANAGEMENT OF THE PORTFOLIOS

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ADVISER

DSI, a New York corporation, serves as the adviser to each of the Portfolios. DSI has overall responsibility for the management of each of the Portfolios. DSI provides or oversees all investment advisory and portfolio management services for each of the Portfolios, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSI is registered with the SEC as an investment adviser and DSI is registered with the NASD as a broker-dealer.

DSI is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2005, DSI managed over $22.3 billion in registered investment company assets. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSI, subject to the supervision of the Board, acts as a "manager-of-managers" for certain of the Portfolios. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each of the Portfolios. DSI delegates to each of the Portfolio's Sub-Adviser the responsibility for investment management, subject to its oversight. DSI monitors the investment activities of the Sub-Advisers. From time to time, DSI also recommends the appointment of additional replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust, DSI received exemptive relief from the SEC permiting DSI, with the approval of the Board, to replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Trust will notify shareholders of any change in the identity of a sub-adviser of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

ADVISORY FEE

DSI receives a monthly fee for its services based on the average daily net assets of each of the Portfolios (or the combined net assets of two or more Portfolios).


The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                   ADVISORY FEE
          PORTFOLIO                                     (AS A % OF AVERAGE DAILY NET ASSETS)
          ----------------------------------------------------------------------------------
          ING AllianceBernstein Mid Cap Growth                          0.77%
          ING Capital Guardian Small/Mid Cap                            0.65%
          ING Capital Guardian U.S. Equities                            0.74%
          ING FMR(SM) Diversified Mid Cap                               0.74%
          ING FMR(SM) Earnings Growth                                   0.40%
          ING FMR(SM) Small Cap Equity                                  0.75%
          ING Franklin Income                                           0.65%
          ING Goldman Sachs Tollkeeper(SM)                              1.35%
          ING Lord Abbett Affiliated                                    0.74%
          ING Mercury Large Cap Growth                                  0.80%
          ING Mercury Large Cap Value                                   0.80%
          ING T. Rowe Price Capital Appreciation                        0.65%
          ING T. Rowe Price Equity Income                               0.65%
          ING Templeton Global Growth                                   0.96%
          ING UBS U.S. Allocation                                       0.74%
          ING Van Kampen Equity Growth                                  0.65%
          ING Van Kampen Global Franchise                               1.00%
          ING Van Kampen Growth and Income                              0.65%
          ING Van Kampen Real Estate                                    0.65%
          ING Wells Fargo Mid Cap Disciplined                           0.65%
          ING Wells Fargo Small Cap Disciplined                         0.75%



For information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2005. However, the discussions regarding ING FMR(SM) Small Cap Equity and ING Franklin Income Portfolios will be contained in the semi-annual shareholder report dated June 30, 2006.

--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a RIC, a Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or your tax adviser for information regarding taxes applicable to the Variable Contracts.

--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------


PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. ING Franklin Income Portfolio, ING Lord Abbett Affiliated Portfolio, ING Templeton Global Growth Portfolio, ING UBS U.S. Allocation Portfolio, ING Wells Fargo Mid Cap Disciplined Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by Franklin, ING IM, Lord Abbett, Templeton Global Advisors, UBS, Wells Capital Management.


While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.


The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.


The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2005, as well as a comparison with the performance of the applicable benchmarks.(1)


                                                                                                  10 YEARS
                                                                                                 (OR SINCE
                                                           1 YEAR       3 YEARS      5 YEARS     INCEPTION)
------------------------------------------------------------------------------------------------------------
Franklin Income Fund - Class A (FKINX)                      1.85%       14.38%         8.3%         8.8%
(Comparable to ING Franklin Income Portfolio)
S&P 500(R) Index                                            7.58%        9.04%       14.82%       15.58%
Lehman Brothers Government/Credit Bond Index                2.37%        3.74%        6.11%        6.17%

Lord Abbett Affiliated Fund - Class Y (LAFYX)               3.61%       15.41%        2.98%        6.47%(2)
(Comparable to ING Lord Abbett Affiliated Portfolio)
Russell 1000(R) Value Index                                 7.05%       17.49%        5.28%       10.94%(3)
S&P 500/Citigroup Value Index                               8.71%       17.69%        4.54%        9.43%(3)

Templeton Growth Fund - Class A (TEPLX)                     8.15%        18.9%        8.88%       10.74%
(Comparable to ING Templeton Global Growth Portfolio)
MSCI All Country World Index(SM)                           10.02%       19.26%        2.64%        7.47%

UBS U.S. Allocation Fund - Class Y (PWTYX)                  6.99%       15.37%        0.82%        9.63%
(Comparable to ING UBS U.S. Allocation Portfolio)
Russell 3000(R) Index                                       6.12%        15.9%        1.58%         9.2%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                                                                  10 YEARS
                                                                                                                 (OR SINCE
                                                                      1 YEAR        3 YEARS        5 YEARS       INCEPTION)
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                                   2.43%          3.62%          5.87%          6.16%
Merrill Lynch U.S. High Yield Cash Pay
 Only Constrained Index                                                2.86%          13.1%          9.01%            --
65% Russell 3000/30%LBAB/5% Merrill Lynch
 High Yield Cash Pay Only Constrained Index                            4.93%         12.08%          3.53%            --

Wells Fargo Advantage Mid Cap Disciplined Fund - Class I (SMCDX)       7.92%         22.53%         12.78%         17.15%(4)
(Comparable to ING Wells Fargo Mid Cap Disciplined Portfolio)
Russell Midcap(R) Value Index                                         12.65%         24.38%         12.21%         13.65%(5)

Wells Fargo Advantage Small Cap Disciplined Fund - Class I (SCOVX)    (0.64)%        27.06%            --          18.12%(6)
(Comparable to ING Wells Fargo Small Cap Disciplined Portfolio)
Russell 2000(R) Value Index                                            4.71%         23.18%         13.55%         13.08%(7)



(1) The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The MSCI All Country World Index(SM) is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index. The Russell 2000(R) Value Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower than forecasted growth values. The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index including securities that are of investment-grade quality or better and have at least one year to maturity. The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-weighted index generally representative of intermediate and long-term government and investment grade corporate debt securities having maturities of greater than one year. The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States.
(2)  Portfolio commenced operations on March 27, 1998.
(3)  Index Return is for period beginning April 1, 1999.
(4)  Portfolio commenced operations on December 31, 1998.
(5)  Index Return is for period beginning January 1, 1999.
(6)  Portfolio commenced operations on March 28, 2002.
(7)  Index Return is for period beginning April 1, 2002.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each Portfolio's Class I shares' financial performance for the past 5 years (or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. For the years ended December 31, 2005, 2004 and 2003, the financial information has been derived from the Portfolios' financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered accounting firm.

Because the Class I shares of ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING Goldman Sachs Tollkeeper(SM), ING Mercury Large Cap Growth, ING Templeton Global Growth, ING UBS U.S. Allocation, ING Van Kampen Global Franchise, ING Van Kampen Growth and Income and ING Wells Fargo Mid Cap Disciplined Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end), audited financial highlights are presented for Class S shares.

For ING FMR(SM) Small Cap Equity and ING Franklin Income Portfolios, audited financial highlights are not available because these Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end).


ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO


                                                                      CLASS I
                                                                   --------------
                                                                       MAY 13,
                                                                     2005(1) TO
                                                                    DECEMBER 31,
                                                                        2005
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       15.50
 Income (loss) from investment operations:
 Net investment loss                                           $       (0.06)*
 Net realized and unrealized gain on investments               $        3.62
 Total from investment operations                              $        3.56
 Net asset value, end of period                                $       19.06
 TOTAL RETURN(2)                                               %       22.97

RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of year (000's)                               $       5,122
 Ratios to average net assets:
 Net expenses after brokerage commission recapture(3)          %        0.79
 Gross expenses prior to brokerage commission recapture(3)     %        0.81
 Net investment loss(3)                                        %       (0.54)
 Portfolio turnover rate                                       %         103



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO


                                                                                          CLASS S
                                                                 -----------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                 -----------------------------------------------------------
                                                                    2005         2004        2003        2002         2001
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $      11.79        10.99        7.84       10.53        10.71
 Income (loss) from investment operations:
 Net investment income (loss)                                 $       0.05         0.02        0.02        0.02*        0.01
 Net realized and unrealized gain (loss) on investments       $      (0.17)        0.80        3.14       (2.70)       (0.18)
 Total from investment operations                             $      (0.12)        0.82        3.16       (2.68)       (0.17)
 Less distributions from:
 Net investment income                                        $       0.02         0.02        0.01        0.01         0.01
 Total distributions                                          $       0.02         0.02        0.01        0.01         0.01
 Net asset value, end of period                               $      11.65        11.79       10.99        7.84        10.53
 TOTAL RETURN(1)                                              %      (1.02)        7.48       40.36      (25.43)       (1.56)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $    478,871      567,903     573,425     365,177      516,009
 Ratio to average net assets:
 Net expenses after brokerage commission recapture            %       0.90         0.91        0.93        0.94         0.95
 Gross expenses prior to brokerage commission recapture       %       0.91         0.92        0.94        0.95         0.95
 Net investment income                                        %       0.41         0.20        0.28        0.28         0.16
 Portfolio turnover rate                                      %         87           41          40          40           42



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO


                                                                                          CLASS S
                                                                 ------------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                                 ------------------------------------------------------------
                                                                     2005         2004        2003        2002         2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $       11.54        10.58        7.74      10.18         10.58
 Income (loss) from investment operations:
 Net investment income                                        $        0.05*        0.05        0.02       0.03*         0.01
 Net realized and unrealized gain
  (loss) on investments and foreign currencies                $        0.66         0.93        2.82      (2.45)        (0.39)
 Total from investment operations                             $        0.71         0.98        2.84      (2.42)        (0.38)
 Less distributions from:
 Net investment income                                        $        0.05         0.02        0.00*      0.02          0.02
 Net realized gains on investments                            $          --           --          --         --          0.00**
 Total distributions                                          $        0.05         0.02          --       0.02          0.02
 Net asset value, end of period                               $       12.20        11.54       10.58       7.74         10.18
 TOTAL RETURN(1)                                              %        6.19         9.27       36.75     (23.79)        (3.62)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $     608,300      662,965     575,864    301,376       282,049
 Ratios to average net assets:
 Net expenses after brokerage commission recapture            %        0.99         0.99        0.99       0.99          1.01
 Gross expenses prior to brokerage commission recapture       %        1.00         1.00        1.00       1.01          1.01
 Net investment income(3)                                     %        0.42         0.44        0.30       0.33          0.17
 Portfolio turnover rate                                      %          33           23          21         27            29



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents per share data for the period.
**   Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO


                                                                      CLASS I
                                                                 ---------------
                                                                    AUGUST 15,
                                                                    2005(1) TO
                                                                   DECEMBER 31,
                                                                       2005
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $       12.48
 Income from investment operations:
 Net investment income                                        $        0.02*
 Net realized and unrealized gain on investments              $        0.75
 Total from investment operations                             $        0.77
 Less distributions from:
 Net investment income                                        $          --
 Total distributions                                          $          --
 Net asset value, end of period                               $       13.25
 TOTAL RETURN(2)                                              %        6.17

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $         214
 Ratios to average net assets:
 Expenses(3)                                                  %        0.74
 Net investment income(3)                                     %        0.34
 Portfolio turnover rate                                      %         186


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.


ING FMR(SM) EARNINGS GROWTH PORTFOLIO


                                                                      CLASS I
                                                                 ---------------
                                                                     APRIL 29,
                                                                    2005(1) TO
                                                                   DECEMBER 31,
                                                                       2005
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $        10.00
 Income from investment operations:
 Net investment income                                        $         0.07*
 Net realized and unrealized gain on investments              $         0.57
 Total from investment operations                             $         0.64
 Less distributions from:
 Net investment income                                        $         0.02
 Net realized gains on investments                            $         0.02
 Total distributions                                          $         0.04
 Net asset value, end of period                               $        10.60
 TOTAL RETURN(2)                                              %         6.41

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $      141,848
 Ratios to average net assets:
 Net expenses after expense waiver(3)                         %         0.73
 Gross expenses prior to expense waiver(3)                    %         0.73
 Net investment income(3)                                     %         0.53
 Portfolio turnover rate                                      %          139


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO



                                                                                            CLASS S
                                                              -------------------------------------------------------------------
                                                                                                                        MAY 1,
                                                                                YEAR ENDED DECEMBER 31,               2001(1) TO
                                                              ----------------------------------------------------   DECEMBER 31,
                                                                 2005          2004           2003          2002        2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $        7.48          6.71           4.76         7.69          10.00
 Income (loss) from investment operations:
 Net investment loss                                       $       (0.06)        (0.04)         (0.06)       (0.10)*        (0.06)
 Net realized and unrealized gain (loss) on investments    $        0.18          0.81           2.01        (2.83)         (2.25)
 Total from investment operations                          $        0.12          0.77           1.95        (2.93)         (2.31)
 Less distributions from:
 Net realized gains on investments                         $        0.38            --             --
 Total distributions                                       $        0.38            --             --
 Net asset value, end of period                            $        7.22          7.48           6.71         4.76           7.69
 TOTAL RETURN(2)                                           %        1.91         11.48          40.97       (38.10)        (23.10)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $      73,435        68,172         53,825       15,199          9,255
 Ratios to average net assets:
 Net expenses after reimbursement of unified fee(3)        %        1.40          1.61           1.85         1.86           1.85
 Gross expenses prior to reimbursement of unified fee(3)   %        1.61          1.61           1.85         1.86           1.85
 Net investment loss(3)                                    %       (1.02)        (0.60)         (1.64)       (1.79)         (1.69)
 Portfolio turnover rate                                   %          76            64             30           42             21



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING LORD ABBETT AFFILIATED PORTFOLIO


                                                                              CLASS I
                                                             ----------------------------------------
                                                                     YEAR ENDED            JUNE 24,
                                                                    DECEMBER 31,          2003(2) TO
                                                             -------------------------   DECEMBER 31,
                                                               2005(1)        2004           2003
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     $       11.50          10.51           9.17
 Income from investment operations:
 Net investment income                                    $        0.16*          0.13*          0.04
 Net realized and unrealized gain on investments          $        0.49           0.95           1.32
 Total from investment operations                         $        0.65           1.08           1.36
 Less distributions from:
 Net investment income                                    $        0.17           0.09           0.02
 Total distributions                                      $        0.17           0.09           0.02
 Net asset value, end of period                           $       11.98          11.50          10.51
 TOTAL RETURN(3)                                          %        5.73          10.26          14.89

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                        $       1,270          1,286            250
 Ratios to average net assets:
 Expenses(4)                                              %        0.75           0.75           0.75
 Net investment income(4)                                 %        1.36           1.65           1.44
 Portfolio turnover rate                                  %         141             36             40



(1) Since December 1, 2005, Lord, Abbett & Co. has served as the Sub-Adviser for the Portfolio. Prior to that date, a different firm served as Sub-Adviser.

(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY LARGE CAP GROWTH PORTFOLIO


                                                                                          CLASS S
                                                                  ------------------------------------------------------
                                                                                 YEAR ENDED                    MAY 1,
                                                                                DECEMBER 31,                 2002(1) TO
                                                                  ---------------------------------------   DECEMBER 31,
                                                                    2005         2004            2003           2002
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $      10.48          10.22            8.05          10.00
 Income (loss) from investment operations:
 Net investment loss                                          $      (0.01)         (0.00)*         (0.02)         (0.01)**
 Net realized and unrealized gain (loss) on investments       $       1.09           1.12            2.19          (1.94)
 Total from investment operations                             $       1.08           1.12            2.17          (1.95)
 Less distributions from:
 Net realized gain on investments                             $         --           0.85              --             --
 Return of capital                                            $         --           0.01              --             --
 Total distributions                                          $         --           0.86              --             --
 Net asset value, end of period                               $      11.56          10.48           10.22           8.05
 TOTAL RETURN(2)                                              %      10.31          11.10           26.96         (19.50)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $    155,252         18,862          14,481          4,757
 Ratios to average net assets:
 Net expenses after reimbursement of unified fee(3)           %       1.01           1.05            1.05           1.05
 Gross expenses prior to reimbursement of unified fee(3)      %       1.06           1.05            1.05           1.05
 Net investment loss(3)                                       %      (0.27)         (0.01)          (0.27)         (0.09)
 Portfolio turnover rate                                      %        155            204             102             56


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

*    Amount is less than $0.01.

** Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING MERCURY LARGE CAP VALUE PORTFOLIO


                                                                             CLASS I
                                                                   --------------------------
                                                                                   MAY 18,
                                                                    YEAR ENDED    2004(1) TO
                                                                   DECEMBER 31,  DECEMBER 31,
                                                                       2005          2004
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $      11.70        10.75
 Income from investment operations:
 Net investment income                                          $       0.10         0.05
 Net realized and unrealized gain on investments                $       0.55         1.46
 Total from investment operations                               $       0.65         1.51
 Less distributions from:
 Net investment income                                          $         --         0.04
 Net realized gain on investments                               $       0.00*        0.52
 Total distributions                                            $         --         0.56
 Net asset value, end of period                                 $      12.35        11.70
 TOTAL RETURN(2)                                                %       5.56        14.15

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $     44,567       47,498
 Ratios to average net assets
 Net expenses after reimbursement of unified fee(3)             %       0.78         0.80
 Gross expenses prior to reimbursement of unified fee(3)        %       0.82         0.80
 Net investment income(3)                                       %       0.83         0.76
 Portfolio turnover rate                                        %        170           75


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO



                                                                                                          CLASS I
                                                                                          ---------------------------------------
                                                                                                  YEAR ENDED             MAY 2,
                                                                                                 DECEMBER 31,         2003(1) TO
                                                                                          -------------------------  DECEMBER 31,
                                                                                              2005         2004          2003
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                  $       24.52          21.35         17.61
 Income from investment operations:
 Net investment income                                                                 $        0.43*          0.31          0.20
 Net realized and unrealized gain on investments and foreign currencies                $        1.46           3.30          3.65
 Total from investment operations                                                      $        1.89           3.61          3.85
 Less distributions from:
 Net investment income                                                                 $        0.37           0.28          0.09
 Net realized gains on investments                                                     $        0.87           0.16          0.02
 Total distributions                                                                   $        1.24           0.44          0.11
 Net asset value, end of period                                                        $       25.17          24.52         21.35
 TOTAL RETURN(2)                                                                       %        8.03          16.93         21.92

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                     $      76,428         56,649        34,659
 Ratios to average net assets:
 Net expenses after brokerage commission recapture(3)                                  %        0.65           0.65          0.68
 Gross expenses prior to brokerage commission recapture(3)                             %        0.65           0.67          0.69
 Net investment income(3)                                                              %        1.75           2.04          2.00
 Portfolio turnover rate                                                               %          23             21            12


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.


ING T. ROWE PRICE EQUITY INCOME PORTFOLIO


                                                                                                          CLASS I
                                                                                          ---------------------------------------
                                                                                                  YEAR ENDED             MAY 2,
                                                                                                 DECEMBER 31,         2003(1) TO
                                                                                          -------------------------  DECEMBER 31,
                                                                                              2005         2004          2003
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                  $       13.76          12.13          9.91
 Income from investment operations:
 Net investment income                                                                 $        0.25*          0.22          0.08
 Net realized and unrealized gain on investments                                       $        0.29           1.61          2.19
 Total from investment operations                                                      $        0.54           1.83          2.27
 Less distributions from:
 Net investment income                                                                 $        0.18           0.13          0.04
 Net realized gains on investments                                                     $        0.32           0.07          0.01
 Total distributions                                                                   $        0.50           0.20          0.05
 Net asset value, end of period                                                        $       13.80          13.76         12.13
 TOTAL RETURN(2)                                                                       %        4.12          15.11         22.99

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                     $      45,227         10,643         2,762
 Ratios to average net assets:
 Net expenses after brokerage commission recapture and reimbursement of unified
  fees(3)                                                                              %        0.65           0.66          0.68
 Net expenses after reimbursement of unified fees and prior to brokerage commission
  recapture(3)                                                                         %        0.65           0.67          0.69
 Gross expenses before brokerage commission recapture and reimbursement of unified
  fees(3)                                                                              %        0.65           0.67          0.69
 Net investment income(3)                                                              %        1.92           1.84          1.99
 Portfolio turnover rate                                                               %          18             16            12



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING TEMPLETON GLOBAL GROWTH PORTFOLIO


                                                                                     CLASS S
                                                       --------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------
                                                         2005(1)       2004          2003          2002           2001
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $       12.48         11.30          8.29         10.40           11.82
 Income (loss) from investment operations:
 Net investment income (loss)                       $        0.09          0.05          0.03          0.02*           0.00**
 Net realized and unrealized gain (loss) on
  investments and foreign currencies                $        1.13          1.19          2.98         (2.12)          (1.41)
 Total from investment operations                   $        1.22          1.24          3.01         (2.10)          (1.41)
 Less distributions from:
 Net investment income                              $        0.09          0.06            --          0.00*           0.01
 Return of capital                                  $          --            --            --          0.01              --
 Total distributions                                $        0.09          0.06            --          0.01            0.01
 Net asset value, end of period                     $       13.61         12.48         11.30          8.29           10.40
 TOTAL RETURN(2)                                    %        9.88         10.95         36.31        (20.18)         (11.91)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $     380,403       389,945       358,796       226,961         255,251
 Ratios to average net assets:
 Net expenses after brokerage commission recapture  %        1.22          1.26          1.25          1.25            1.26
 Gross expenses prior to brokerage
  commission recapture                              %        1.22          1.26          1.26          1.26            1.26
 Net investment income (loss)                       %        0.67          0.45          0.38          0.20           (0.01)
 Portfolio turnover rate                            %         109            28            23            36              30



(1) Since December 5, 2005, Templeton Global Advisers Limited has served as Sub-Adviser of the Portfolio. Capital Guardian Trust Company served as Sub-Adviser of the Portfolio from February 1, 2000 to December 4, 2005. Prior to that date, a different firm served as Sub-Adviser.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.


ING UBS U.S. ALLOCATION PORTFOLIO


                                                                                              CLASS S
                                                                 --------------------------------------------------------------
                                                                                      YEAR ENDED DECEMBER 31,
                                                                 --------------------------------------------------------------
                                                                    2005        2004        2003          2002          2001
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $       9.53         8.65        7.33          8.71          9.40
 Income (loss) from investment operations:
 Net investment income                                        $       0.13*        0.11        0.09          0.09*         0.03
 Net realized and unrealized gain (loss) on investments       $       0.49         0.83        1.23         (1.38)        (0.64)
 Total from investment operations                             $       0.62         0.94        1.32         (1.29)        (0.61)
 Less distributions from:
 Net investment income                                        $       0.13         0.06        0.00**        0.09          0.08
 Total distributions                                          $       0.13         0.06        0.00          0.09          0.08
 Net asset value, end of period                               $      10.02         9.53        8.65          7.33          8.71
 TOTAL RETURN(1)                                              %       6.52        10.93       18.02        (14.77)        (6.52)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $    124,059      102,356      68,691        47,394        51,723
 Ratios to average net assets:
 Net expenses after reimbursement of unified fee and
  brokerage commission recapture                              %       0.97         1.01        1.01          1.01          1.01
 Net expenses after reimbursement of unified fee and
  prior to brokerage commission recapture                     %       0.98         1.01        1.01          1.01          1.01
 Gross expenses prior to reimbursement of unified fee and
  broker commission recapture                                 %       1.00         1.01        1.01          1.01          1.01
 Net investment income                                        %       1.33         1.65        1.38          1.11          1.50
 Portfolio turnover rate                                      %        104          106         203           126            50



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO


                                                                                     CLASS I
                                                                           --------------------------
                                                                                             MAY 6,
                                                                            YEAR ENDED    2004(1) TO
                                                                           DECEMBER 31,  DECEMBER 31,
                                                                               2005          2004
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                   $      10.32          9.71
 Income from investment operations:
 Net investment income                                                  $       0.01          0.04
 Net realized and unrealized gain on investments                        $       1.58          0.62
 Total from investment operations                                       $       1.59          0.66
 Less distributions from:
 Net investment income                                                  $       0.06          0.00*
 Net realized gains on investments                                      $         --          0.05
 Total distributions                                                    $       0.06          0.05
 Net asset value, end of period                                         $      11.85         10.32
 TOTAL RETURN(2)                                                        %      15.45          6.80

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                      $     42,210        42,752
 Ratios to average net assets
 Net expenses after reimbursement of expenses(3)                        %       0.66          0.65
 Gross expenses prior to reimbursement of expenses(3)                   %       0.68          0.65
 Net investment income(3)                                               %       0.08          1.04
 Portfolio turnover rate                                                %         84           170


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*    Amount less than $0.01.

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


                                                                               CLASS S
                                                       --------------------------------------------------------
                                                                      YEAR ENDED                      MAY 1,
                                                                     DECEMBER 31,                   2002(1) TO
                                                       ----------------------------------------    DECEMBER 31,
                                                          2005          2004           2003            2002
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $       12.63          11.21           8.93           10.00
 Income (loss) from investment operations:
 Net investment income                              $        0.18*          0.13*          0.09            0.04*
 Net realized and unrealized gain (loss) on
  investments and foreign currencies                $        1.24           1.29           2.25           (1.11)
 Total from investment operations                   $        1.42           1.42           2.34           (1.07)
 Less distributions from:
 Net Investment Income                              $        0.03             --             --              --
 Net realized gains on investments                  $        0.14             --           0.00**            --
 Return of capital                                  $          --             --           0.06              --
 Total distributions                                $        0.17             --           0.06              --
 Net asset value, end of period                     $       13.88          12.63          11.21            8.93
 TOTAL RETURN(2)                                    %       11.30          12.67          26.24          (10.70)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $     214,349        117,026         58,098          19,133
 Ratios to average net assets:
 Expenses(3)                                        %        1.25           1.25           1.25            1.25
 Net investment income(3)                           %        1.35           1.20           1.35            0.70
 Portfolio turnover rate                            %          17              9              9              33


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO


                                                                                            CLASS S
                                                                 ----------------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                                 ----------------------------------------------------------------
                                                                    2005         2004         2003         2002           2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $      24.85         21.98        17.23        20.41          23.53
 Income (loss) from investment operations:
 Net investment income                                        $       0.36*         0.27         0.23         0.20*          0.07
 Net realized and unrealized gain (loss) on investments       $       2.12          2.83         4.57        (3.21)         (2.89)
 Total from investment operations                             $       2.48          3.10         4.80        (3.01)         (2.82)
 Less distributions from:
 Net investment income                                        $       0.26          0.23         0.05         0.17           0.06
 Net realized gains on investments                            $         --            --           --           --           0.24
 Total distributions                                          $       0.26          0.23         0.05         0.17           0.30
 Net asset value, end of period                               $      27.07         24.85        21.98        17.23          20.41
 TOTAL RETURN(2)                                              %      10.07         14.12        27.87       (14.75)        (11.95)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $    852,319       825,240      759,747      599,841        793,601
 Ratios to average net assets:
 Net expenses after brokerage commission recapture            %       0.89          0.90         0.90         0.91           0.95
 Gross expenses prior to brokerage commission recapture       %       0.90          0.92         0.94         0.95           0.95
 Net investment income                                        %       1.33          1.13         1.25         1.08           0.33
 Portfolio turnover rate                                      %         39            52           62          153             36



(1) Since January 30, 2002, Van Kampen has served as Sub-Adviser for the ING Van Kampen Growth and Income Portfolio. Prior to that date, a different firm served as Sub-Adviser.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.


ING VAN KAMPEN REAL ESTATE PORTFOLIO


                                                                                 CLASS I
                                                                 ---------------------------------------
                                                                         YEAR ENDED            MAY 19,
                                                                        DECEMBER 31,         2003(1) TO
                                                                 -------------------------  DECEMBER 31,
                                                                    2005           2004         2003
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $        27.68         20.48     16.59
 Income from investment operations:
 Net investment income                                        $         0.58+         0.60      0.25
 Net realized and unrealized gain on investments              $         4.06          7.20      3.81
 Total from investment operations                             $         4.64          7.80      4.06
 Less distributions from:
 Net investment income                                        $         0.35          0.38      0.05
 Net realized gains on investments                            $         0.86          0.22      0.12
 Total distributions                                          $         1.21          0.60      0.17
 Net asset value, end of period                               $        31.11         27.68     20.48
 TOTAL RETURN(2)                                              %        17.11         38.13     24.51

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $        9,654         4,711       534
 Ratios to average net assets:
 Expenses                                                     $         0.65          0.67      0.68
 Net investment income(3)                                     %         1.86+         4.55      5.25
 Portfolio turnover rate                                      %           24            18        12


(1)  Commencement of operations.
(2) Total return is calculated assuming of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods of less than one year.

+ Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.42, increase net realized and unrealized gain on investments $0.42 and decrease the ratio of net investment to average net assets from 3.21% to 1.86% on Class I.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO


                                                                                               CLASS S
                                                                   ---------------------------------------------------------------
                                                                                        YEAR ENDED DECEMBER 31,
                                                                   ---------------------------------------------------------------
                                                                      2005         2004         2003       2002(1)         2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $      14.75         13.14        10.03        14.20         16.33
 Income (loss) from investment operations:
 Net investment income                                          $       0.08*         0.09         0.04         0.02*         0.01
 Net realized and unrealized gain (loss) on investments         $       0.77          1.56         3.08        (4.17)        (2.13)
 Total from investment operations                               $       0.85          1.65         3.12        (4.15)        (2.12)
 Less distributions from:
 Net investment income                                          $       0.09          0.04         0.01         0.02          0.01
 Total distributions                                            $       0.09          0.04         0.01         0.02          0.01
 Net asset value, end of period                                 $      15.51         14.75        13.14        10.03         14.20
 TOTAL RETURN(2)                                                %       5.84         12.58        31.11       (29.26)       (12.98)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $    284,655       322,510      340,331      287,276       450,704
 Ratios to average net assets:
 Net expenses after brokerage commission recapture              %       0.88          0.88         0.89         0.87          0.95
 Gross expenses prior to brokerage commission recapture         %       0.91          0.92         0.94         0.95          0.95
 Ratio of net investment income (loss) to average net assets    %       0.53          0.58         0.33         0.20          0.09
 Portfolio turnover rate                                        %        176            90          106          158            40



(1) Since August 29, 2005, Wells Capital Management has served as the Sub-Adviser for the ING Wells Fargo Mid Cap Disciplined Portfolio. Jennison Associates, LLC served as the Sub-Adviser for the ING Jennison Equity Opportunities Portfolio from August 1, 2002 to August 28, 2005. Prior to that date, a different firm served as Sub-Adviser. Along with this change was a name change from Capital Appreciation Series to ING Jennison Equity Opportunity Portfolio.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO


                                                                       CLASS I
                                                                   -------------
                                                                    NOVEMBER 30,
                                                                     2005(1) TO
                                                                    DECEMBER 31,
                                                                        2005
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $          10.00
 Income from investment operations:
 Net investment loss                                            $          (0.01)
 Net realized and unrealized loss on investments                $          (0.26)
 Total from investment operations                               $          (0.27)
 Net asset value, end of period                                 $           9.73
 TOTAL RETURN(2)                                                %          (2.70)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $              1
 Ratios to average net assets:
 Net expenses after expense waiver(3)                           %           0.87
 Gross expenses prior to expense waiver(3)                      %           1.28
 Net investment loss(3)                                         %          (1.27)
 Portfolio turnover rate                                        %              1


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

                      (This page intentionally left blank.)

                      (This page intentionally left blank.)

TO OBTAIN
MORE INFORMATION


A Statement of Additional Information, dated April 28, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual shareholder reports. In the shareholder annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.


To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write to the Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, call (800) 366-0066, or visit our website at www.ingfunds.com.


Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, NE Washington, D.C. 20549-0102.


[ING LOGO]


04/28/06


                                                          SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2006

SERVICE CLASS


BALANCED FUND

 ING MFS TOTAL RETURN PORTFOLIO

BOND FUNDS
 ING LIMITED MATURITY BOND PORTFOLIO
 ING PIMCO CORE BOND PORTFOLIO
 ING PIMCO HIGH YIELD PORTFOLIO

INTERNATIONAL/GLOBAL FUNDS
 ING GLOBAL REAL ESTATE PORTFOLIO

 ING GLOBAL RESOURCES PORFOLIO

 ING INTERNATIONAL PORTFOLIO
 ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
 ING JULIUS BAER FOREIGN PORTFOLIO
 ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
 ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

MONEY MARKET FUND
 ING LIQUID ASSETS PORTFOLIO

STOCK FUNDS

 ING DISCIPLINED SMALL CAP VALUE PORTFOLIO

 ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
 ING EQUITIESPLUS PORTFOLIO
 ING EVERGREEN HEALTH SCIENCES PORTFOLIO
 ING EVERGREEN OMEGA PORTFOLIO
 ING JANUS CONTRARIAN PORTFOLIO
 ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
 ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

 ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
  (FORMERLY, ING SALOMON BROTHERS ALL CAP PORTFOLIO)

 ING LEGG MASON VALUE PORTFOLIO
 ING MARSICO GROWTH PORTFOLIO
 ING MFS MID CAP GROWTH PORTFOLIO
 ING MFS UTILITIES PORTFOLIO
 ING OPPENHEIMER MAIN STREET PORTFOLIO(R)
 ING PIONEER FUND PORTFOLIO

 ING PIONEER MID CAP VALUE PORTFOLIO


NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE CLASS SHARES OF CERTAIN PORTFOLIOS OF ING INVESTORS TRUST. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                       PAGE
INTRODUCTION
  ING Investors Trust                                                     2
  Advisers                                                                2
  Portfolios and Sub-Advisers                                             2
  Classes of Shares                                                       2
  Investing Through Your Variable
     Contract or Qualified Plan                                           2
  Why Reading this Prospectus is
     Important                                                            2

DESCRIPTION OF THE PORTFOLIOS
  ING Disciplined Small Cap Value
     Portfolio                                                            3
  ING Eagle Asset Capital Appreciation
     Portfolio                                                            5
  ING EquitiesPlus Portfolio                                              8
  ING Evergreen Health Sciences
     Portfolio                                                           10
  ING Evergreen Omega Portfolio                                          13
  ING Global Real Estate Portfolio                                       16
  ING Global Resources Portfolio                                         18
  ING International Portfolio                                            22
  ING Janus Contrarian Portfolio                                         25
  ING JPMorgan Emerging Markets
     Equity Portfolio                                                    28
  ING JPMorgan Small Cap Equity
     Portfolio                                                           32
  ING JPMorgan Value Opportunities
     Portfolio                                                           35
  ING Julius Baer Foreign Portfolio                                      37
  ING Legg Mason Partners All Cap
     Portfolio                                                           40
  ING Legg Mason Value Portfolio                                         44
  ING Limited Maturity Bond Portfolio                                    48
  ING Liquid Assets Portfolio                                            52
  ING Marsico Growth Portfolio                                           56
  ING Marsico International
     Opportunities Portfolio                                             60
  ING MFS Mid Cap Growth Portfolio                                       62
  ING MFS Total Return Portfolio                                         66
  ING MFS Utilities Portfolio                                            71
  ING Oppenheimer Main Street
     Portfolio(R)                                                        74
  ING PIMCO Core Bond Portfolio                                          77
  ING PIMCO High Yield Portfolio                                         80
  ING Pioneer Fund Portfolio                                             83
  ING Pioneer Mid Cap Value Portfolio                                    85
  ING VP Index Plus International Equity
     Portfolio                                                           87

PORTFOLIO FEES AND EXPENSES                                              89

SUMMARY OF PRINCIPAL RISKS                                               91

MORE INFORMATION
  Percentage and Rating Limitation                                       98
  A Word about Portfolio Diversity                                       98
  Fundamental Investment Policies                                        98
  Non-Fundamental Investment Policies                                    98
  Additional Information about the
     Portfolios                                                          98
  Temporary Defensive Positions                                          98
  Administrative Services                                                99
  Portfolio Distribution                                                 99
     Service Fees                                                        99
  How ING Groep Compensates Entities
     Offering Our Portfolios as Investment
     Options in Their Investment Products                               100
  Interests of the Holders of Variable
     Contracts and Qualified Plans                                      100
  Pricing of Portfolio Shares                                           101
  Purchase and Redemption of Shares                                     101
  Frequent Trading - Market Timing                                      101
  Portfolio Holdings Disclosure Policy                                  102
  Reports to Shareholders                                               102

NET ASSET VALUE                                                         103

MANAGEMENT OF THE PORTFOLIOS

  Advisers                                                              104
  Advisory Fee                                                          104

TAXES AND DISTRIBUTIONS                                                 106

PERFORMANCE                                                             107

FINANCIAL HIGHLIGHTS                                                    110

TO OBTAIN MORE INFORMATION                                        Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

ADVISERS


Directed Services, Inc. ("DSI") serves as the investment adviser to each of the Portfolios, except ING Disciplined Small Cap Value ING EquitiesPlus, ING Global Real Estate and ING VP Index Plus International Equity Portfolios; and ING Investments, LLC ("ING Investments") serves as the investment adviser to ING Disciplined Small Cap Value ING EquitiesPlus, ING Global Real Estate and ING VP Index Plus International Equity Portfolios (each, an "Adviser" and collectively, "Advisers"). Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSI and ING Investments are indirect, wholly-owned subsidiaries of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.


PORTFOLIOS AND SUB-ADVISERS


ING Disciplined Small Cap Value Portfolio - ING Investment Management Co.

ING Eagle Asset Capital Appreciation Portfolio - Eagle Asset Management, Inc. ING EquitiesPlus Portfolio - ING Investment Management Co.
ING Evergreen Health Sciences Portfolio - Evergreen Investment Management Company, LLC
ING Evergreen Omega Portfolio - Evergreen Investment Management Company, LLC ING Global Real Estate Portfolio - ING Clarion Real Estate Securities L.P.

ING Global Resources Portfolio - ING Investment Management Co.

ING International Portfolio - ING Investment Management Co.
ING Janus Contrarian Portfolio - Janus Capital Management LLC
ING JPMorgan Emerging Markets Equity Portfolio - J.P. Morgan Investment Management Inc.
ING JPMorgan Small Cap Equity Portfolio - J.P. Morgan Investment Management Inc. ING JPMorgan Value Opportunities Portfolio - J.P.Morgan Investment Management Inc.
ING Julius Baer Foreign Portfolio - Julius Baer Investment Management LLC

ING Legg Mason Partners All Cap Portfolio - Salomon Brothers Asset Management
Inc.

ING Legg Mason Value Portfolio - Legg Mason Capital Management, Inc.
ING Limited Maturity Bond Portfolio - ING Investment Management Co.
ING Liquid Assets Portfolio - ING Investment Management Co.
ING Marsico Growth Portfolio - Marsico Capital Management, LLC
ING Marsico International Opportunities Portfolio - Marsico Capital Management, LLC
ING MFS Mid Cap Growth Portfolio - Massachusetts Financial Services Company
ING MFS Total Return Portfolio - Massachusetts Financial Services Company
ING MFS Utilities Portfolio - Massachusetts Financial Services Company
ING Oppenheimer Main Street Portfolio(R) - OppenheimerFunds, Inc.
ING PIMCO Core Bond Portfolio - Pacific Investment Management Company LLC
ING PIMCO High Yield Portfolio - Pacific Investment Management Company LLC
ING Pioneer Fund Portfolio - Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio - Pioneer Investment Management, Inc.

ING VP Index Plus International Equity Portfolio - ING Investment Management Advisors, B.V.


CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. ING Liquid Assets Portfolio does not offer ADV Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus. Class S shares are not subject to any sales load or Rule 12b-1 distribution fees.


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Shares of the Portfolios may be offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio. Class I shares, which are not offered in this Prospectus, also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.


Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, principal investment strategies and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                            DESCRIPTION OF PORTFOLIOS
--------------------------------------------------------------------------------


ING DISCIPLINED SMALL CAP VALUE PORTFOLIO


SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

The Fund seeks to outperform the total return performance of the Russell 2000(R) Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000(R) Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Russell 2000(R) Value Index is a stock market index comprised of common stocks with lower price-to-book ratios and lower forecasted growth values as defined by Russell. The Sub-Adviser defines small-capitalization companies as companies that are included in the Russell 2000(R) Value Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Russell 2000(R) Value Index changes. At December 31, 2005, the smallest company in the Russell 2000(R) Value Index had a market capitalization of $30.10 million and the largest company had a market capitalization of $3.71 billion.


In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the Russell 2000(R) Value Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the Russell 2000(R) Value Index that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the Russell 2000(R) Value Index are generally invested in proportion to their representation in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the Russell 2000(R) Value Index, the Sub-Adviser expects that there will be a significant correlation between the performance of the Portfolio and that of the Russell 2000(R) Value Index in both rising and falling markets.

The Portfolio may invest in derivative instruments.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INDEX STRATEGY RISK
                                  MANAGER RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK



Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.


Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
----                   ---------------------------------------
Omar Aquilar, Ph.D     Dr. Aguilar, portfolio manager, has managed the Portfolio
                       since inception. Dr. Aguilar has been with ING IM since
                       July 2004 and is head of quantitative equity research. He
                       previously served as head of Lehman Brothers'
                       quantitative research for their alternative investment
                       management business since January 2002. Prior to that,
                       Dr. Aguilar was director of quantitative research and a
                       portfolio manager with Merrill Lynch Investment
                       Management since (from July 1999 through January 2002).


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO

SUB-ADVISER

Eagle Asset Management, Inc. ("Eagle Asset")

INVESTMENT OBJECTIVE

Capital appreciation. Dividend income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price. The equity securities in which the Portfolio invests include common stocks, securities convertible into common stocks, options on equities and rights and warrants.


For the Portfolio's domestic investments, Eagle Asset picks stocks from the 500 largest names in the Russell 1000(R) Index (by market capitalization). It focuses on securities with solid fundamentals, predictable growth and reasonable valuations relative to their peers. Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses without competitive advantage(s) are typically eliminated from consideration. This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.


The portfolio management team ("Team") then develops an earnings model for each company in the resulting universe with each co-portfolio manager on the Team responsible for stocks in his/her sector of expertise. The research process concentrates on determining sustainable long-term growth prospects. Finally, the Team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return, given the level of risk.

The Portfolio may invest up to 25% of its total assets in foreign issuers. The Portfolio may write covered put and call options and may purchase protective puts. It may also purchase uncovered puts and calls that expose up to 55% of the Portfolio's total assets, and may enter into financial futures contracts and options thereon and currency hedging transactions.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                             SECURITIES LENDING RISK



Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                           YEAR-BY-YEAR TOTAL RETURNS
                (For the periods ended December 31 of each year)

1996      10.62
1997      27.28
1998       1.55
1999       0.51
2000       8.77
2001      (4.43)
2002     (17.05)
2003      25.26
2004      14.88
2005       0.30

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  4th Quarter   1998:  17.34%

                        Worst: 3rd Quarter   2002: (18.71)%

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index and the Russell 1000(R) Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the indices.


                          AVERAGE ANNUAL TOTAL RETURNS
                    (For the periods ended December 31, 2005)


                                       1 YEAR     5 YEARS     10 YEARS
        CLASS S RETURN                   0.30%       2.73%        5.98%
        S&P 500(R) Index                 4.91%       0.54%        9.07%
        Russell 1000(R) Index            6.27%       1.07%        9.28%



MORE ON THE SUB-ADVISER

Eagle Asset has managed the Portfolio since its inception. Eagle Asset is in the business of managing institutional client accounts and individual accounts on a discretionary basis. Eagle Asset is a subsidiary of Raymond James Financial, Inc., a publicly traded company whose shares are listed on the New York Stock Exchange. As of December 31, 2005, Eagle Asset had over $11.5 billion in client assets under management. The principal address of Eagle Asset is 880 Carillon Parkway, St. Petersburg, Florida 33716.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Richard Skeppstrom, II      Managing Director, Conservative Large Cap Equity
                            Portfolio Co-Manager

                            Mr. Skeppstrom has 15 years of investment experience and has been with Eagle Asset since 2001. Prior to 2001, Mr. Skeppstrom was the Senior Portfolio
                            Manager for the Conservative Large Cap product at Evergreen Investment Management and co-manager of the Evergreen Capital Growth Fund.

Robert R. Marshall          Conservative Large Cap Equity Portfolio Co-Manager

                            Mr. Marshall has 17 years of investment experience and came to Eagle Asset in 2002 after nearly 8 years at Wachovia Securities where he was a Director and Senior Vice President of Equity Research.

E. Craig Dauer              Conservative Large Cap Equity Portfolio Co-Manager

                            Mr. Dauer came to Eagle Asset in 2001 and has 11 years of investment experience. From 1999 to 2001, Mr. Dauer was a Portfolio Co-Manager for the Evergreen Investment Management Conservative Large
                            Cap product. He also served as an Equity Analyst with First Union Capital Markets.

John G. Jordan, III, CFA    Conservative Large Cap Portfolio Co-Manager

                            Mr. Jordan came to Eagle Asset in 2001 and has 14 years of investment experience. From 1999 to 2001, Mr. Jordan was a Portfolio Co-Manager for the Conservative Large Cap product at Evergreen
                            Investment Management. He also served as a portfolio manager and research analyst at Thompson, Siegel, and Walmsley. Mr. Jordan is a Chartered Financial
                            Analyst.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING EQUITIESPLUS PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE


Seeks long term total return that (before fees and expenses) exceeds total return of the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio will invest primarily in a portfolio consisting of derivative instruments whose economic returns are closely equivalent to the returns of the S&P 500(R) Index or its components ("S&P 500(R) derivatives"). The S&P 500(R) derivatives in which the Portfolio invests are backed by a portfolio of fixed income instruments. The Portfolio also may invest in common stocks that are included in the S&P 500(R) Index. The S&P 500(R) Index is an unmanaged index of 500 widely held common stocks, and is not available for investment. The Portfolio is neither sponsored by nor affiliated with S&P.

The Sub-Adviser uses S&P 500(R) derivatives in addition to or in place of securities of companies listed on the S&P 500(R) Index in an attempt to equal or exceed the performance of the S&P 500(R) Index. The S&P 500(R) derivatives in which the Portfolio may invest include options, futures, options on futures and swaps.

It is intended that the Portfolio will normally purchase S&P 500(R) derivatives at a fraction of the cost of the underlying equity securities, it can maintain an exposure to derivatives equal to up to 100% of its total assets, while at the same time, investing in the pool of fixed-income instruments that back the Portfolio's S&P 500(R) derivative investments. The Sub-Adviser manages the Portfolio's fixed income investments in an effort to enhance the Portfolio's total return, subject to a portfolio duration that, under normal market conditions, is not expected to exceed two years.

While it is expected that the Portfolio will normally invest substantially all of its assets in S&P 500(R) derivatives, when S&P 500(R) derivatives appear to be overvalued relative to the S&P 500(R) Index, the Portfolio may invest all of its assets in S&P 500(R) stocks. The Portfolio also may invest in exchange traded funds ("ETFs") based on the S&P 500(R) Index.

The Portfolio will invest in a portfolio of bonds, including but not limited to, corporate, government and mortgage-related bonds, which, at the time of purchase, are rated investment grade (at least BBB- by Standard & Poor's(R) Rating Group, Baa3 by Moody's Investors Service, Inc., or BBB- by Fitch) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated.


The Portfolio may also invest in: preferred stocks; high-quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; and options and futures contracts involving securities, securities indices and interest rates. The Portfolio also may engage in dollar roll transactions and swap agreements.


The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are believed to be cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to applicable limits. The Portfolio may borrow up to 10% of the value of its net assets (this amount may be increased to 25% for temporary purposes).


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may lend portfolio securities on a short term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           BORROWING AND LEVERAGE RISK

                                   CREDIT RISK
                                DERIVATIVES RISK
                              EQUITY SECURITY RISK
                             FOREIGN INVESTMENT RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                               MARKET TRENDS RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK



Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
James B. Kauffmann          Mr. Kauffmann, portfolio manager, has been with ING
                            IM since 1996, and has managed the Portfolio since
                            its inception. Prior to joining ING IM, he was a
                            senior fixed income portfolio manager with Alfa
                            Investments, Inc., worked in the capital markets
                            group of a major Wall Street dealer and served as an
                            analyst with a venture capital fund.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN HEALTH SCIENCES PORTFOLIO

SUB-ADVISER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio is a non-diversified portfolio that will normally invest at least 80% of its assets in the equity securities of health care companies, meaning companies that develop, produce or distribute products or services related to the health care or medical industries and derive a substantial portion, I.E., more than 50%, of their sales from products and services in health care. These include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and health care information and service providers. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Portfolio may invest in securities of relatively well-known and large companies as well as small- and medium-sized companies. In choosing the best companies in which to invest, the Sub-Adviser looks for able management, growing products, leading technology, franchise niche, and a strong balance sheet, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both the Sub-Adviser's estimate of their fundamental investment value and their relative attractiveness to their business competitors.

The Portfolio may invest in securities of both domestic and foreign issuers. There is no limit to the amount the Portfolio may invest in foreign securities.


The Portfolio may also engage in short sales of index unit investment trusts such as the NASDAQ-100(R) Index tracking stock. Such practices are used to seek to protect the Portfolio against market decline, to adjust the Portfolio's duration, to maintain the Portfolio's exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                             HEALTHCARE SECTOR RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                              PRICE VOLATILITY RISK

                                   SECTOR RISK
                                SHORT SALES RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares performance for the first full calendar year of operations.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005     10.41

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  3rd Quarter   2005:  6.13%

                        Worst: 1st Quarter   2005: (4.50)%

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index and the Standard & Poor's 1500 Supercomposite Health Sector ("S&P 1500 Supercomposite Health") Index. The S&P 500(R) is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Health Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500(R) Index, Standard & Poor's MidCap 400 Index(TM) and Standard & Poor's SmallCap 600 Index. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                       1 YEAR     5 YEARS     10 YEARS
                                              (OR LIFE OF CLASS)
        CLASS S RETURN                  10.41%    6.14%(1)      N/A
        S&P 500(R) Index                 4.91%    9.44%(2)      N/A
        S&P 1500 Supercomposite
        Health Index                     7.49%    4.59%(2)      N/A



(1)  Class S shares commenced operations on May 3, 2004.


(2)  The Index returns are for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER


EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $249 billion in assets for the Evergreen funds as of December 31, 2005. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Liu-Er Chen, CFA            Mr. Chen joined EIMC in 1995 where he serves as
                            Managing Director and Senior Portfolio Manager. Mr.
                            Chen is a Chartered Financial Analyst and has
                            managed the Portfolio since May 3, 2004. Mr. Chen
                            brings to his position more than 7 years of
                            investment experience.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO

SUB-ADVISER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Sub-Adviser employs a growth style of equity management. "Growth" stocks are stocks of companies which the Sub-Adviser believes to have anticipated earnings ranging from steady to accelerated growth. The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares performance for the first full calendar year of operations.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005     3.98

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:   3rd Quarter  2005:   5.69%

                        Worst:  1st Quarter  2005:  (4.46)%

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                       1 YEAR     5 YEARS     10 YEARS
                                             (OR LIFE OF CLASS)
        CLASS S RETURN                   3.98%       5.94%(1)   N/A
        Russell 1000(R) Growth Index     5.26%       7.22%(2)   N/A



(1)  Class S shares commenced operations on May 3, 2004.


(2)  The Index return is for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER


EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $249 billion in assets for the Evergreen funds as of December 31, 2005. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                         POSITION AND RECENT BUSINESS EXPERIENCE
----                         ---------------------------------------
Maureen E. Cullinane, CFA    Ms. Cullinane joined EIMC in 1974 where she
                             serves as Managing Director and Senior Portfolio
                             Manager. Ms. Cullinane is a Chartered Financial
                             Analyst and has managed the Portfolio since
                             May 1, 2004. Ms. Cullinane brings to her
                             position more than 25 years of experience in the
                             investment management industry.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING GLOBAL REAL ESTATE PORTFOLIO

SUB-ADVISER

ING Clarion Real Estate Securities L.P. ("INGCRES")

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with high total return. The Portfolio's investment objective is not fundamental and may be changed without shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


In selecting investments for the Portfolio, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the Portfolio will have investments located in a number of different countries located throughout the world, including the United States. As a general matter, the Portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs").


The Sub-Adviser uses a disciplined multi-step investment process for constructing the Portfolio's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

   - First, the Sub-Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

   - Second, the Sub-Adviser uses an in-house valuation process to identify investments it believes have superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and
      (iii) management and strategy.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The strategy that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DIVERSIFICATION RISK

                             FOREIGN INVESTMENT RISK

                        INABILITY TO SELL SECURITIES RISK
                           INDUSTRY CONCENTRATION RISK
                               MARKET TRENDS RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

                             SECURITIES LENDING RISK

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER


INGCRES is the Sub-Adviser to ING Global Real Estate Portfolio. Founded in 1969, INGCRES, a Delaware limited partnership, is registered with the SEC as an investment adviser. INGCRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers, LLC. The principal address of INGCRES is 259 N. Radnor-Chester Road, Radnor, PA 19087. INGCRES is in the business of providing investment advice to institutional and individual client accounts that, as of December 31, 2005, were valued at approximately $9.96 billion.

T. Ritson Ferguson and Steven D. Burton have shared responsibility for the day-to-day management of the Portfolio since its inception.


NAME                         POSITION AND RECENT BUSINESS EXPERIENCE
----                         ---------------------------------------
T. Ritson Ferguson, CFA      Mr. Ferguson, Chief Investment Officer ("CIO"), has
                             20 years of real estate investment experience.
                             Mr. Ferguson has served as Co-CIO and more
                             recently CIO of INGCRES since 1991.

Steven D. Burton, CFA        Mr. Burton, Managing Director, is a portfolio
                             manager and is a member of INGCRES' Investment
                             Committee. He is also responsible for evaluating
                             the investment potential of public real estate
                             companies outside of the US. Mr. Burton joined
                             INGCRES in 1995.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities or "hard asset" companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:

   -  precious metals;

   -  ferrous and non-ferrous metals;

   -  integrated oil;

   -  gas/other hydrocarbons;

   -  forest products;

   -  agricultural commodities; and

   -  other basic materials that can be priced by a market.

Equity securities in which the Portfolio invests include common and preferred stocks and American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") but also include other types of equity and equity derivative securities. The Portfolio may also invest in structured notes, whose value is linked to the price of a hard asset commodity or a commodity index.

The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.

The Portfolio also may invest in:

   -  securities of foreign issuers;


   -  companies not engaged in the production of commodities;


   -  investment-grade corporate debt;

   -  U.S. government or foreign obligations;

   -  money market instruments;

   -  repurchase agreements; and

   -  derivatives.

The Portfolio may also invest directly in commodities, including gold bullion and coins. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:

        -   common stock;

        -   preferred stock;

        -   rights;

        -   warrants;

        -   "when-issued" securities;

        -   direct equity interests in trusts;

        -   joint ventures;

        -   "partly paid" securities;

        -   partnerships; and

        -   restricted securities.

The Portfolio may also engage in short sales (up to 25% of net assets).

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                 HARD ASSET RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               OTC INVESTMENT RISK
                             PORTFOLIO TURNOVER RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK
                                SHORT SALES RISK
                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

1996      33.17
1997       6.22
1998     (29.58)
1999      23.36
2000      (4.73)
2001     (12.12)
2002       0.80
2003      52.22
2004       6.42
2005      37.73

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  3rd Quarter   2005:   23.63%

                        Worst: 3rd Quarter   1998:  (19.01)%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's(R) 500 Composite Stock Price ("S&P 500(R)") Index, and the Goldman Sachs Natural Resources Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Goldman Sachs Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (For the periods ended December 31, 2005)



                                       1 YEAR     5 YEARS     10 YEARS
        CLASS S RETURN                  37.73%      14.59%        8.74%
        S&P 500(R) Index                 4.91%       0.54%        9.07%
        Goldman Sachs Natural
          Resources Index               36.53%      10.74%         N/A(2)



(1) ING IM has managed the Portfolio since January 3, 2006. Baring International Investment Limited managed the Portfolio from March 1, 1999 through December 31, 2005. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(2) The Index commenced August, 1996.


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                         POSITION AND RECENT BUSINESS EXPERIENCE
----                         ---------------------------------------
Anthony Socci                Anthony Socci, Vice President and portfolio
                             manager, has managed the Portfolio since January
                             of 2006. Mr. Socci joined ING IM in 2004 as a
                             Senior Sector Analyst covering the energy and gas
                             sector. In this role, he is responsible for
                             generating independent research and stock ranking
                             for ING IM's large-cap equity strategies and for
                             use by equity managers across ING IM. Prior to
                             joining ING IM in 2004, Mr. Socci had 25 years of
                             investment experience including 17 years in equity
                             research, all with Dreyfus Corporation.

James A. Vail                James A. Vail, Senior Vice President and portfolio
                             manager, has managed the Portfolio since January of
                             2006. Mr. Vail has been with ING IM since July
                             2000. Mr. Vail has over 30 years of investment
                             experience. Prior to joining ING IM in 2000,
                             Mr. Vail was a Vice President at Lexington
                             Management Corporation, which he joined in 1991.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING INTERNATIONAL PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the U.S. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in mid-and small-sized companies. The Portfolio generally invests in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The Portfolio may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                                  CURRENCY RISK

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK

                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002     (16.15)
2003      29.17
2004      16.71
2005      10.50

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  2nd Quarter   2003:   16.16%

                        Worst: 3rd Quarter   2002:  (21.03)%

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International Europe, Australasia and Far East(R) ("MSCI EAFE(R)") Index. The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                       1 YEAR     5 YEARS     10 YEARS
                                             (OR LIFE OF CLASS)
        CLASS S RETURN                  10.50%       8.72%(1)   N/A
        MSCI EAFE(R) Index              14.02%      12.74%(2)   N/A



(1)  Class S shares commenced operations on December 17, 2001.


(2)  The Index return is for the period beginning January 1, 2002.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                         POSITION AND RECENT BUSINESS EXPERIENCE
----                         ---------------------------------------
Uri Landesman                Uri Landesman, Senior Vice President and Head of
                             International Equities for ING IM, has served as
                             portfolio manager since May 2006. Mr. Landesman
                             joined ING IM in 2006 from Federated Investors,
                             where he was most recently director of global
                             equity research. During his tenure at Federated
                             (which began in 2003), he managed three
                             international large-cap growth funds as well as two
                             global core funds. Prior to working at Federated he
                             had served as an investment professional with
                             Arlington Capital Management since 2001. Uri has
                             over 20 years of experience and began his career at
                             Sanford C. Bernstein & Co.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO

SUB-ADVISER

Janus Capital Management LLC ("Janus Capital")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Sub-Adviser emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Sub-Adviser will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Sub-Adviser applies a "bottom up" approach in choosing investments. In other words, the Sub-Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Sub-Adviser makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Sub-Adviser chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK
                         MID-CAPITALIZATION COMPANY RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                             SPECIAL SITUATIONS RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001      (5.03)
2002     (25.95)
2003      50.40
2004      17.13
2005      15.61

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  2nd Quarter   2003:   27.41%

                        Worst: 3rd Quarter   2002:  (20.32)%

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of the largest companies in the United States. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                       1 YEAR     5 YEARS         10 YEARS
                                                             (OR LIFE OF CLASS)
        CLASS S RETURN                  15.61%       7.45%(1)         4.78%
        S&P 500(R) Index                 4.91%       0.54%(2)        (1.03)%



(1)  Class S shares commenced operations on October 2, 2000.


(2)  The Index return is for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

Janus Capital and its predecessor firm have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969, and provides advisory services to managed accounts and investment companies. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.


Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") and owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses. As of December 31, 2005, JCG assets under management were approximately $148.5 billion.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                         POSITION AND RECENT BUSINESS EXPERIENCE
----                         ---------------------------------------
David C. Decker              Portfolio manager of the Portfolio since its
                             inception.

                             Mr. Decker joined Janus Capital in 1992 and has managed various other mutual funds and private accounts since that time. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.


The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets ("MSCI Emerging Markets") Index(SM). The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.


While the Portfolio invests primarily in equities, it may also invest in debt securities. The Portfolio may invest in high yield securities which are below investment grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into "dollar-rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the 1940 Act.

In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system described below.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                                  CURRENCY RISK

                              DEBT SECURITIES RISK
                            DEPOSITARY RECEIPTS RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                         OTHER INVESTMENT COMPANIES RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999      61.66
2000     (33.79)
2001      (5.25)
2002     (10.70)
2003      46.62
2004      17.76
2005      34.82

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  4th Quarter   1999:    31.50%

                        Worst: 3rd Quarter   2001:   (22.80)%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the MSCI Emerging Markets Index(SM). The MSCI Emerging Markets Index(SM) is an unmanaged index that is comprised of equity securities in emerging markets. It is not possible to invest directly in the index.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                               1 YEAR     5 YEARS        10 YEARS
                                                                     (OR LIFE OF CLASS)
        CLASS S RETURN                          34.82%      14.51%        5.76%(1)
        MSCI Emerging Markets Index(SM)         34.54%      19.44%        9.66%(3)



(1)  Class S shares commenced operations on February 18, 1998.


(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since April 29, 2005. ING Investment Managers Advisors B.V. managed the Portfolio from March 1, 2004 through April 28, 2005. Baring International Investment Limited managed the Portfolio from March 1, 1999 through February 29, 2004. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)  The Index return is for the period beginning March 1, 1998.

MORE ON THE SUB-ADVISER


JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates had over $846.9 billion in assets under management.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Austin Forey               Primary portfolio manager of the Portfolio and
                           Managing Director, who has been at JPMorgan (or one
                           of its predecessors) since 1988. Mr. Forey is
                           responsible for Global Emerging Markets portfolios, a
                           role he has fulfilled since 1994. Prior to this he
                           worked in the UK market, where he was deputy head of
                           UK research.

Ashraf el Ansary           Portfolio manager of the Portfolio since September
                           23, 2005, and an employee at JPMorgan since 1999,
                           Ashraf el Ansary is an investment manager responsible
                           for Eastern and Emerging European equities and is a
                           Middle Eastern country specialist within the Emerging
                           Markets Equity Team.

Greg Mattiko, CFA          Portfolio manager of the Portfolio since September
                           23, 2005, Greg Mattiko, CFA joined the Emerging
                           Markets Equity Team in 2002 and brings a decade of
                           experience to this role. Prior to joining JPMorgan,
                           Mr. Mattiko was a director of portfolio management
                           for Value Management & Research AG, based in
                           Kronberg, Germany for seven years, where he was
                           responsible for European Long/Short, European
                           Technology, Global, and U.S. equity funds.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital growth over the long term.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Small-cap companies are companies with market capitalization equal to those within a universe of Russell 2000(R) Index stocks. Market capitalization is the total market value of a company's shares.


The Sub-Adviser uses a multi-style approach, under which the portfolio managers select assets for the Portfolio in complementary styles. Through both fundamental and quantitative analysis, the portfolio management team focuses on companies that have a core competitive advantage and appear relatively attractive to other companies within the same economic sector. They base this analysis on a number of quantitative factors, as well as qualitative insights into industries and individual companies gathered through fundamental research. The sector and stock weightings of the investments selected will vary from weightings of the Russell 2000(R) Index only within limits established by the investment team.


The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Porfolio's income or gain.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                           DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                        MORTGAGE-RELATED SECURITIES RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003     34.22
2004     25.91
2005      3.69

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  2nd Quarter   2003:  15.19%

                        Worst: 1st Quarter   2003:  (4.42)%

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 2000(R) Index. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. It is not possible to invest directly in the index.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                               1 YEAR         5 YEARS         10 YEARS
                                                         (OR LIFE OF CLASS)
        CLASS S RETURN                            3.69%      9.34%(1)              N/A
        Russell 2000(R) Index                     4.55%      9.19%(3)              N/A



(1)  Class S shares commenced operations on May 1, 2002.


(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since May 1, 2002.

(3)  The Index return is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER


JPMorgan has managed the Portfolio since its inception and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates had over $846.9 billion in assets under management.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Christopher T. Blum        Mr. Blum, Managing Director, is a portfolio manager
                           in the U.S. Small Cap Equity Group. An employee since
                           1996, he rejoined JPMorgan in 2001 and is currently
                           responsible for managing structured small-cap core
                           and small-cap value accounts. Prior to 2001, Mr. Blum
                           spent two years as a research analyst responsible for
                           the valuation and acquisition of private equity
                           assets at Pomona Capital. He is a holder of the CFA
                           designation.

Dennis S. Ruhl             Mr. Ruhl, Vice President, is a portfolio manager in
                           the U.S. Small Cap Equity Group. An employee of
                           JPMorgan since 1999, his current responsibilities
                           include managing structured small cap core and value
                           accounts. He is a holder of the CFA designation.

Glenn Gawronski, CFA       Mr. Gawronski, Vice President, is a portfolio manager
                           in the U.S Small Cap Equity Group and has 8 years of
                           investment experience. He has been employed by
                           JPMorgan or one of its affiliates since 1999. Mr.
                           Gawronski is a holder of the CFA designation.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization companies while those with market capitalizations above $5 billion are considered large-capitalization companies. Market capitalization is the total market value of a company's shares. The Sub-Adviser builds a portfolio that it believes has characteristics of undervalued securities.

Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Portfolio may invest in shares of investment companies.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio may invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.

The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INTEREST RATE RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                         OTHER INVESTMENT COMPANIES RISK
                              PRICE VOLATILITY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


Since the Portfolio's Class S shares commenced operations on April 29, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.


MORE ON THE SUB-ADVISER


JPMorgan is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates had over $846.9 billion in assets under management.


The following individuals share responsibility for the day-to-day management of the Portfolio

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Bradford L. Frishberg      Mr. Frishberg, Managing Director, founded and leads
                           JPMorgan's large-cap Active Value strategies in the
                           U.S. Equity group. An employee since 1996, he was
                           previously a portfolio manager in JPMorgan's London
                           office, then moved to JPMorgan's Tokyo office before
                           returning to New York in 2000. He is also a CFA
                           charterholder.

Alan Gutmann               Mr. Gutmann, Vice President and a new member of the
                           team, has worked for JPMorgan since 2003, prior to
                           which he was a research analyst and portfolio manager
                           at Neuberger Berman in 2002, at First Manhattan Co.
                           in 2001 and Oppenheimer Capital from 1991-2000.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO

SUB-ADVISER

Julius Baer Investment Management LLC ("JBIM")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the U.S. The Portfolio normally invests at least 80% of its assets in international equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common and preferred stock, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), convertible securities, rights, warrants, and other investment companies, including exchange traded funds.


The Sub-Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the U.S., Western Europe, and certain Dollar bloc countries including Australia, New Zealand and Canada), the stock selection process is primarily bottom-up. The Sub-Adviser concentrates on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Sub-Adviser believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Sub-Adviser uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The Sub-Adviser determines the Portfolio's exposure to Japan using a combination of bottom-up and top-down analysis. Bottom-up analysis is used to determine specific investments within Japan, but top-down analysis is essential to the determination of country exposure.


In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five countries, although the Portfolio may at times invest all of its assets in fewer than five countries. The Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the U.S. The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets." It presently does not anticipate investing more than 25% of its total assets in such securities.


The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio normally has a bias towards larger companies, but may also invest in small- and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as "junk bonds." The Portfolio may invest use futures, swaps and warrants, which are types of derivatives for hedging purpose and to maintain liquidity or to increase total return.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its net assets.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
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that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                 LIQUIDITY RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK

                              PRICE VOLATILITY RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003     31.06
2004     18.03
2005     15.35

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  2nd Quarter   2003:   19.92%

                        Worst: 1st Quarter   2003:  (19.66)%

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
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The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International Europe, Australasia and Far East(R) ("MSCI EAFE(R)") Index. The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                               1 YEAR         5 YEARS       10 YEARS
                                                        (OR LIFE OF CLASS)
        CLASS S RETURN                          15.35%       11.30%(1)        N/A
        MSCI EAFE(R) Index                      14.02%       13.57%(3)        N/A



(1)  Class S shares commenced operations on May 1, 2002.


(2) Julius Baer Investment Management LLC has managed the Portfolio since September 2, 2003. Prior to September 2, 2003, the Portfolio was managed by J.P. Morgan Investment Management, Inc., and had a different investment objective and principal investment strategies. Performance prior to September 2, 2003 is attributable to J.P. Morgan Investment, Inc.

(3)  The Index return is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER


Since September 2, 2003, JBIM has served as the Sub-Adviser to the Portfolio. JBIM is a registered investment adviser wholly owned by Julius Baer Securities, which in turn is wholly owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities and fixed-income securities. As of December 31, 2005, JBIM managed over $35.6 billion in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Rudolph-Riad Younes, CFA   Senior Vice President and Head of International
                           Equity; has been with the Julius Baer organization
                           since September 1993.

Richard Pell               Senior Vice President and Chief Investment Officer;
                           has been with the Julius Baer organization since
                           January 1995.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
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ING LEGG MASON PARTNERS ALL CAP PORTFOLIO

SUB-ADVISER

Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE

Capital appreciation through investment in securities which the Sub-Adviser believes have above-average capital appreciation potential.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Sub-Adviser believes are undervalued in the marketplace. While the Sub-Adviser selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies, but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Sub-Adviser believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks. The Portfolios may also invest in foreign securities including emerging market issuers. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing interests in securities of foreign companies.


The Sub-Adviser is not constrained by a particular investment style and it may invest in "growth" or "value" securities. The Sub-Adviser employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Sub-Adviser uses proprietary models and fundamental research to try to identify stocks that are under priced in the market relative to their fundamental value. Next, the Sub-Adviser looks for a positive catalyst in the company's near term outlook which the Sub-Adviser believes will accelerate earnings or improve the value of the company's assets. The Sub-Adviser also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.


When evaluating an individual stock, the Sub-Adviser looks for:

     -    Low market valuations measured by its valuation models; and

     -    Positive changes in earnings prospects because of factors such as:

          -    New, improved or unique products and services;
          -    New or rapidly expanding markets for the company's products;
          -    New management;
          - Changes in the economic, financial, regulatory or political environment particularly affecting the company;
          -    Effective research, product development and marketing; and
          -    A business strategy not yet recognized by the marketplace.

The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.

The Portfolio may invest in illiquid securities. These securities, which cannot be easily resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
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PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                     RESTRICTED AND ILLIQUID SECURITIES RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
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The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                         YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001       1.91
2002     (25.57)
2003      38.85
2004       7.85
2005       4.52

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

                        Best:  2nd Quarter   2003:   21.22%

                        Worst: 3rd Quarter   2002:  (21.65)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 3000(R) Index. The Russell 3000(R) Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                               1 YEAR      5 YEARS          10 YEARS
                                                                       (OR LIFE OF CLASS)
        CLASS S RETURN                          4.52%       3.49%           5.78%(1)
        Russell 3000(R) Index                   6.12%       1.58%           0.69%(2)


(1)  Class S shares commenced operations on February 1, 2000.

(2)  The Index return is for the period beginning February 1, 2000.

MORE ON THE SUB-ADVISER


SaBAM, a wholly-owned subsidiary of Legg Mason, Inc., has affiliates in London, Tokyo and Hong Kong. Together they provide a broad range of equity and fixed-income investment management services to individuals and institutions. SaBAM has been an investment adviser since 1987, and as of December 31, 2005, SaBAM managed $88.6 billion in assets.

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
John G. Goode              Managing Director, SaBAM

                           Mr. Goode has been employed by Citigroup Inc. or its predecessor firms since 1969.

Peter J. Hable             Managing Director, SaBAM

                           Mr. Hable has been employed by Citigroup Inc. and its predecessor firms since 1983.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO

SUB-ADVISER

Legg Mason Capital Management, Inc. ("Legg Mason")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities, including foreign securities. The securities may be listed on a securities exchange or traded in the over-the-counter markets. The Sub-Adviser follows its value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Sub-Adviser's assessment of their intrinsic value. Intrinsic value, according to the Sub-Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its academic sense rather than in the context often seen in current industry literature of "value" and "growth." Thus the Sub-Adviser may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The Sub-Adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Sub-Adviser generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Sub-Adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the Sub-Adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Sub-Adviser believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in convertible and debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK
                         MID-CAPITALIZATION COMPANY RISK
                               OTC INVESTMENT RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001      (9.51)
2002     (19.41)
2003      22.53
2004      13.87
2005       5.99

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:   4th Quarter  2004:   15.18%

                        Worst:  3rd Quarter  2002:  (15.25)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of aproximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                               1 YEAR      5 YEARS          10 YEARS
                                                                       (OR LIFE OF CLASS)
        CLASS S RETURN                          5.99%       1.52%           1.41%(1)
        S&P 500(R) Index                        4.91%       0.54%           1.03%(3)



(1)  Class S shares commenced operations on October 2, 2000.


(2) Legg Mason Capital Management, Inc. has managed the Portfolio since May 3, 2004. Janus Capital Management LLC managed the Portfolio from September 9, 2002 through May 2, 2004.

(3)  The Index return is for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

Legg Mason has served as the Sub-Adviser to the Portfolio since May 3, 2004, Founded in 1982, Legg Mason is a wholly-owned subsidiary of Legg Mason, Inc. and is a specialist in the management of U.S. large-cap equities.

The principal address of Legg Mason is 100 Light St., Baltimore, MD 21202. As of December 31, 2005, Legg Mason managed over $60 billion in assets.

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Bill Miller - CIO          Legg Mason's investment team is led by Bill Miller,
                           its Chief Investment Officer (CIO). Mr. Miller is the
                           creator of Legg Mason's investment process and the
                           model portfolio used by Mary Chris Gay, the portfolio
                           manager, as a basis for the day-to-day management of
                           the Portfolio. Mr. Miller has been employed by Legg
                           Mason since 1982.

Mary Chris Gay             Ms. Gay, Senior Vice President and portfolio manager
                           for the Portfolio, implements the investment
                           decisions made and strategies employed by Mr. Miller
                           in the model portfolio, subject to the Portfolio's
                           investment objective, restrictions, cash flows, and
                           other considerations. Ms. Gay has managed or
                           co-managed other equity funds advised by the Legg
                           Mason since 1998 and has been employed by one or more
                           subsidiaries of Legg Mason since 1989.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LIMITED MATURITY BOND PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These short-to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the Portfolio maintains significant exposure to government securities.

The Sub-Adviser utilizes the following decision making process to achieve the Portfolio's objectives:

     - ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

     - YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

     - SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Sub-Adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and

     - SECURITY SELECTION. The Sub-Adviser emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.


The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Sub-Adviser determines at the time of purchase that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub-Adviser. For a description of bond ratings, please refer to the Statement of Additional Information.


The Portfolio may also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK

                                    CALL RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             PORTFOLIO TURNOVER RISK

                                   SECTOR RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK



Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                           YEAR-BY-YEAR TOTAL RETURNS
                (For the periods ended December 31 of each year)

1996     4.32
1997     6.67
1998     6.86
1999     1.13
2000     7.73
2001     8.84
2002     7.24
2003     2.84
2004     1.38
2005     1.63

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  3rd Quarter  2001:   4.19%

                        Worst: 2nd Quarter  2004:  (0.93)%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. It is not possible to invest directly in the index.


                             AVERAGE ANNUAL RETURNS
                    (For the periods ended December 31, 2005)



                                               1 YEAR      5 YEARS     10 YEARS
        CLASS S RETURN                          1.63%       4.34%       4.82%
        Lehman Brothers 1-3 Year
          Government/Credit Bond Index          1.73%       3.83%       4.89%



MORE ON THE SUB-ADVISER


ING IM, a Connecticut corporation, has served as the Sub-Adviser to the Portfolio since January 1998. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
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As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
James B. Kauffmann         Mr. Kauffmann, portfolio manager, has been with ING
                           IM's investment management operations since 1996, and
                           has managed the Portfolio since its inception. Prior
                           to joining ING IM, he was a senior fixed income
                           portfolio manager with Alfa Investments, Inc., worked
                           in the capital markets group of a major Wall Street
                           dealer and served as an analyst with a venture
                           capital fund.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

High level of current income consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will operate as a diversified portfolio and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks.

The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 90 days.

The Portfolio will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee-dollar and Euro-dollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Portfolio may invest more than 25% of its total assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers.

The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity as well as adherence to regulatory requirements. The four steps are:

     -    First, a formal list of high-quality issuers is actively maintained;

     - Second, securities of issuers on the approved list which meet maturity guidelines and are rated first tier (I.E., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Portfolio's Board of Trustees), are selected for investment;

     - Third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

     - Finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                        MORTGAGE-RELATED SECURITIES RISK
                                   SECTOR RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK


AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                         YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996     5.01
1997     5.07
1998     5.13
1999     4.74
2000     6.05
2001     3.85
2002     1.43
2003     0.75
2004     0.92
2005     2.78

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  3rd Quarter   2000:  1.56%

                        Worst: 4th Quarter   2003   0.16%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the iMoneyNet First Tier Retail Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. It is not possible to invest directly in the index.

                            AVERAGE ANNUAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                               1 YEAR      5 YEARS          10 YEARS
        CLASS S RETURN                          2.78%       1.94%             3.55%
        iMoneyNet First Tier
         Retail Index                           2.45%       1.65%             3.35%



The Portfolio's Class S shares 7-day yield as of December 31, 2005 was 3.82%. Call toll free 1-800-366-0066 for the Portfolio's current 7-day yield.


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. Since January 1998 ING IM also serves as an investment adviser to the other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.


The following individual is responsible for day-to-day the management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
David S. Yealy             Mr. Yealy joined ING IM in November 2004 and has over
                           19 years of investment experience. Prior to joining
                           ING IM, he was a Managing Director with Trusco
                           Capital Management ("Trusco") where he was
                           responsible for over $9 billion of assets under
                           management. Mr. Yealy joined Trusco in 1991 and
                           during his 13-year tenure he was instrumental in the
                           development and marketing of that firm's cash
                           management business.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO

SUB-ADVISER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests primarily in equity securities selected for their growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The Sub-Adviser defines large companies as companies that typically have a market capitalization in the range of $4 billion or more at the time of purchase. The Portfolio may hold a limited number of additional common stocks at times when the Sub-Adviser is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions.


In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach generally takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factor that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser focus on any number of different attributes, that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with its customers, suppliers, distributors, and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.


The Sub-Adviser may reduce or sell investments in portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.


The Portfolio's core investments generally are comprised of well-known, established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.


The Portfolio may also invest in foreign securities (including in emerging or developing markets) and forward foreign currency contracts, futures and options.

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.


When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              INVESTMENT MODEL RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK

                               PRICE VOLCITY RISK

                                   SECTOR RISK
                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999      78.13
2000     (21.99)
2001     (30.23)
2002     (29.57)
2003      32.72
2004      12.48
2005       8.89

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  4th Quarter   1999:   41.31%

                        Worst: 1st Quarter   2001:  (24.22)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the S&P 500(R) Index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                               1 YEAR      5 YEARS          10 YEARS
                                                                       (OR LIFE OF CLASS)
        CLASS S RETURN                          8.89%       (4.39)%         3.31%(1)
        S&P 500(R) Index                        4.91%        0.54%          3.03%(3)



(1)  Class S shares commenced operations on August 14, 1998.


(2) Marsico Capital Management, LLC has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to a different sub-adviser.

(3)  The Index return is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER


Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2005, Marsico managed approximately $63 billion in assets.

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The following individual is responsible for day-to-day the management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Thomas F. Marsico          Thomas F. Marsico is the Chief Investment Officer of
                           Marsico ("MCM") and manages the investment program of
                           the ING Marsico Growth Portfolio. Mr. Marsico has
                           over 20 years of experience as a securities analyst
                           and a portfolio manager. Prior to forming Marsico
                           Capital in September 1997, Mr. Marsico served as the
                           portfolio manager of the Janus Twenty Fund from
                           January 31, 1988 through August 11, 1997 and served
                           in the same capacity for the Janus Growth and Income
                           Fund from May 31, 1991 (the Fund's inception date)
                           through August 11, 1997.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

SUB-ADVISER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio is a diversified portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.

The Portfolio normally invests in issuers from a number of different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. The Portfolio may hold a limited number of additional common stocks at times when the Sub-Adviser is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions.

The Portfolio may invest in common stocks of companies operating in emerging markets.

The Portfolio may invest without limit in foreign investments. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential. Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and forward foreign currency contracts.

Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities and up to 5% of its total assets in high-yield bonds and mortgage and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (E.G., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers and competitors. The Sub-Adviser may also prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and estimated potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential or there are more attractive investment opportunities elsewhere.

The Portfolio's core investments generally are comprised of well-known, established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it generally will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Sub-Adviser considers it advantageous to purchase or sell securities. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              INVESTMENT MODEL RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                               OTC INVESTMENT RISK

                              PRICE VOLATILITY RISK

                                   SECTOR RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio's Class S shares commenced operations on May 2, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.


MORE ON THE SUB-ADVISER


Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2005, Marsico managed approximately $63 billion in assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
James G. Gendelman         Mr. Gendelman has been associated with Marsico as a
                           portfolio manager and Senior Analyst since 2000.
                           Prior to joining Marsico, Mr. Gendelman spent 13
                           years as a Vice President of International Sales for
                           Goldman, Sachs & Co.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS MID CAP GROWTH PORTFOLIO

SUB-ADVISER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies"), which the Sub-Adviser believes have reasonable valuations and above-average growth potential. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Sub-Adviser defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. The Russell Midcap(R) Growth Index consists of those companies in the Russell Mid-cap Index with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap(R) Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000(R) Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell Midcap(R) Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 31, 2005, the top of the Russell Midcap(R) Growth Index was approximately $18.4 billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.


The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts.


The Portfolio may invest up to, but not including, 20% of its net assets in foreign securities (including American Depositary Receipts ("ADRs") and emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of forward exchange contracts for the purchase and sale of foreign currency at a fixed price at a future date. The Portfolio may also invest in options on securities, stock indexes and futures contracts.


The Portfolio may also invest in debt securities and up to, but not including, 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Sub-Adviser to be comparable to lower rated bonds.

The Portfolio may establish "short positions" including, but not limited to, short positions in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                                  CURRENCY RISK

                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                               OTC INVESTMENT RISK
                             SECURITIES LENDING RISK
                                SHORT SALES RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
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The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999      79.05
2000       8.18
2001     (23.62)
2002     (48.80)
2003      39.12
2004      15.05
2005       3.10

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  4th Quarter   1999:   41.28%

                        Worst: 2nd Quarter   2002:  (35.83)%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)


                    (For the periods ended December 31, 2005)



                                                 1 YEAR      5 YEARS          10 YEARS
                                                                         (OR LIFE OF CLASS)
        CLASS S RETURN                               3.10%     (8.38)%                 5.17%(1)
        Russell MidCap Growth(R) Index              12.10%      1.38%                  6.31%(3)



(1)  Class S shares commenced operations on August 14, 1998.


(2)  The Index return is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $163 billion as of December 31, 2005.

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
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The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
David E. Sette-Ducati      Mr. Sette-Ducati, portfolio manager, is a MFS Senior
                           Vice President and has been employed in the MFS
                           investment management area since 1995. He has managed
                           the Portfolio since 2000.

David M. Earnest           Mr. Earnest, portfolio manager, is a MFS Vice
                           President and has been employed in the MFS investment
                           management area since 2003. Prior to 2003, he was
                           employed by Manning & Napier as a portfolio manager
                           and analyst. Mr. Earnest has managed the Portfolio
                           since December 2005.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO

SUB-ADVISER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio is a "balanced fund," and invests in a combination of equity and fixed-income securities. Under normal market conditions, the Portfolio invests:

     - at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and


     - at least 25% of its net assets in non-convertible fixed-income securities.



The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Sub-Adviser's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The percentage limits described above are measured at the time of purchase. The Portfolio's investments may include securities traded on securities exchanges or in the over-the-counter ("OTC") markets.


EQUITY PORTION. The Sub-Adviser uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts.

While the Portfolio may invest in all types of equity securities, the Sub-Adviser generally seeks to purchases equity securities of companies that the Sub-Adviser believes are undervalued in the market relative to their long-term potential. The Sub-Adviser may deem equity securities of companies to be undervalued if it believes they are temporarily out of favor in the market due to any of the following:

     -    a decline in the market;

     -    poor economic conditions;

     - developments that have affected or may affect the issuer of the securities or the issuer's industry; and

     -    the market has overlooked them.

Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

     -    a fixed-income stream; and

     - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

FIXED-INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:


     - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by the U.S. government or one of its agencies or instrumentalities, or a government

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


          sponsored enterprise. Certain U.S. government securities in which the Portfolio may invest, such as U.S. Treasury obligations (including bills, notes and bonds) and mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. government and ordinarily involve minimal credit risk. Other U.S. government securities in which the Portfolio may invest involve increased credit risk because they are backed only by the credit of a U.S. federal agency or government sponsored enterprise, such as the Federal Home Loan Banks ("FHLBs"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") or the Federal National Mortgage Association ("Fannie Mae"). Although government sponsored enterprises such as FHLBs, Freddie Mac and Fannie Mae may be chartered or sponsored by Congress, they are not funded by Congressional appropriations and their securities are not issued or guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government.


     - mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio, and;

     - corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.

In selecting fixed-income investments for the Portfolio, the Sub-Adviser considers the views of its group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Sub-Adviser does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.


The Portfolio may invest up to, but not including, 20% of its net assets in foreign securities, and up to, but not including, 10% of its net assets in lower rated bonds. The Portfolio may have exposure to foreign currencies through its investment in foreign securities. The Portfolio may invest in zero-coupon bonds, loan participations, mortgage pass-through securities and American Depositary Receipts ("ADRs").


The Portfolio may also invest in options, futures contracts, interest rate swaps and foreign currency transactions.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 ALLOCATION RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                  MATURITY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                               OTC INVESTMENT RISK

                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK
                              VALUE INVESTING RISK



Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999      3.38
2000     16.50
2001      0.49
2002     (5.10)
2003     16.75
2004     11.12
2005      2.90

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  2nd Quarter   2003:  10.75%

                        Worst: 3rd Quarter   2002:  (8.33)%

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of three broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index, the Lehman Brothers Aggregate Bond ("LBAB") Index and the 60% S&P 500/40% LBAB ("Composite") Index. The S&P 500(R) Index is an unmanaged index that measures the performances of securities of approximately 500 of the largest companies in the United States. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                1 YEAR      5 YEARS          10 YEARS
                                                                        (OR LIFE OF CLASS)
        CLASS S RETURN                              2.90%      4.95%                  6.92%(1)
        S&P 500(R) Index                            4.91%      0.54%                  3.03%(2)
        LBAB Index                                  2.43%      5.87%                  5.97%(2)
        Composite Index                             4.00%      2.99%                  4.58%(2)



(1)  Class S shares commenced operations on August 14, 1998.


(2)  The Index returns are for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holding, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Inc., (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $163 billion as of December 31, 2005.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Brooks Taylor              Mr. Taylor, Senior Vice President, portfolio manager,
                           and leader of the team, has been employed in the MFS
                           investment management area since 1996. Mr. Taylor has
                           managed the Portfolio since 2004.

Kenneth J. Enright         Mr. Enright, Senior Vice President and portfolio
                           manager, has been employed in the MFS investment
                           management area since 1986. Mr. Enright has managed
                           the Portfolio since 1999.

Steven R. Gorham           Mr. Gorham, Senior Vice President and portfolio
                           manager, has been employed in the MFS investment
                           management area since 1992. Mr. Gorham has managed
                           the Portfolio since 2003.

Nevin P. Chitkara          Mr. Chitkara, portfolio manager, is a MFS Vice
                           President and has been employed in the investment
                           management area of MFS since 1997. He has managed the
                           Portfolio since May 2006.

Michael W. Roberge         Mr. Roberge, Executive Vice President and portfolio
                           manager, has been employed in the MFS investment
                           management area since 1996. Mr. Roberge has managed
                           the Portfolio since 2002.

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
William P. Douglas         Mr. Douglas, Vice President and portfolio manager,
                           has been employed in the MFS investment management
                           area since 2004 and has over 15 years of investment
                           experience. Prior to 2004, Mr. Douglas spent 10 years
                           as Vice President and Senior Mortgage Analyst for
                           Wellington Management Company, LLC. Mr. Douglas has
                           managed the Portfolio since 2004.

Alan T. Langsner           Mr. Langsner, Vice President and portfolio manager,
                           has been employed in the MFS investment management
                           area since 1999. Mr. Langsner has managed the
                           Portfolio since 2004.

Richard O. Hawkins, CFA    Mr. Hawkins, Senior Vice President and portfolio
                           manager has been employed in the MFS investment
                           management area since 1988 and has been a portfolio
                           manager of the Portfolio since October 2005.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS UTILITIES PORTFOLIO

SUB-ADVISER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Capital growth and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers a company to be in the utilities industry if, at the time of investment, the Sub-Adviser determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities in which the Portfolio invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry are considered to include:

     - companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

     - companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).

EQUITY INVESTMENTS. The Portfolio may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Sub-Adviser uses a bottom-up, as opposed to top-down, investment style in managing the equity portion of the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts. In performing this analysis and selecting securities for the Portfolio, the Sub-Adviser places a particular emphasis on each of the following factors:

     -    the current regulatory environment;

     -    the strength of the company's management team; and

     - the company's growth prospects and valuation relative to its long-term potential.

Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

     -    a fixed-income stream; and

     - the opportunity through its conversion feature, to participate in an increase in the market price of the underlying common stock.

FIXED-INCOME INVESTMENTS. The Portfolio may invest in the following fixed-income securities: corporate bonds, mortgage-backed and asset-backed securities, U.S. government securities, and high-yield bonds.

In selecting fixed-income investments for the Portfolio, the Sub-Adviser considers the views of its large group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used by the Sub-Adviser's fixed-income oriented funds (including the fixed-income portion of the Portfolio) as a tool in making or adjusting the Portfolio's asset allocations to these various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Sub-Adviser does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

FOREIGN SECURITIES. The Portfolio may invest in foreign securities (including emerging markets securities) such as:

     -    equity securities of foreign companies in the utilities industry;

     - fixed-income securities of foreign companies in the utilities industry; and

     -    fixed-income securities issued by foreign governments.

The Portfolio may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.


The Portfolio is non-diversified and, when compared with other funds, may invest a higher percentage of its assets in a smaller number of issuers. A non-diversified portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers, than is a diversified portfolio.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                  HIGH YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                               OTC INVESTMENT RISK
                             PORTFOLIO TURNOVER RISK
                                   SECTOR RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK
                             UTILITIES INDUSTRY RISK



Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio commenced operations on May 2, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly- owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $163 billion as of December 31, 2005.


The following individuals share responsibility for the day-to-day management of the Portfolio.

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Maura A. Shaughnessy       Ms. Shaughnessy is a Senior Vice President and
                           portfolio manager. Ms. Shaughnessy has been employed
                           in the investment management area of MFS since 1991.

Robert D. Persons, CFA     Mr. Persons is a Vice President and portfolio
                           manager. Mr. Persons has been employed in the
                           investment management area of MFS since 2000.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING OPPENHEIMER MAIN STREET PORTFOLIO(R)

SUB-ADVISER

OppenheimerFunds, Inc. ("OppenheimerFunds")

INVESTMENT OBJECTIVE

Long-term growth of capital and future income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Portfolio may also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Portfolio, Sub-Adviser uses an investment process that combines quantitative models, fundamental research about particular securities, and individual judgment. It should be stressed that the investment process is quantitative in nature and that fundamental and judgmental elements serve to support the quantitative models. While this process and inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

     - MULTI-FACTOR QUANTITATIVE MODELS: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid or large), industries, and value or growth styles. A group of "bottom-up" models help to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

     - FUNDAMENTAL RESEARCH: The Sub-Adviser uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

     - JUDGMENT: The Portfolio is then continuously rebalanced by the Sub-Adviser, using the tools described above.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3 of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK

                             EQUITY SECURITIES RISK

                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK



Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999      24.23
2000      (4.54)
2001     (21.46)
2002     (24.87)
2003      24.57
2004      12.88
2005       5.73

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  4th Quarter   1999:   21.71%

                        Worst: 3rd Quarter   2001:  (19.58)%

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                                  1 YEAR     5 YEARS          10 YEARS
                                                                         (OR LIFE OF CLASS)
        CLASS S RETURN                               5,73%     (2.58)%                 2.40%(1)
        S&P 500(R) Index                             4.91%      0.54%                  3.03%(3)



(1)  Class S shares commenced operations on August 14, 1998.


(2) OppenheimerFunds, Inc. has managed the Portfolio since November 8, 2004. Prior to November 8, 2004, the Portfolio was managed by Massachusetts Financial Services Company, and had a different investment objective and principal investment strategies. Performance prior to November 8, 2004 is attributable to Massachusetts Financial Services Company.

(3)  The Index return is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER


OppenheimerFunds, Sub-Adviser to the Portfolio, has been an investment adviser since January 1960. The principal address of OppenheimerFunds is Two World Financial Center, 225 Liberty Street - 11th Floor, New York, New York 10281-1008. The Sub-Adviser and its subsidiaries and controlled affiliates managed over $200 billion in assets as of December 31, 2005 including other Oppenheimer funds, with more than 6 million shareholder accounts.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                         POSITION AND RECENT BUSINESS EXPERIENCE
----                         ---------------------------------------
Nikolaos D. Monoyios, CFA    Mr. Monoyios, a Certified Financial Analyst, is a
                             Senior Vice President of OppenheimerFunds since
                             October 2003 and is formerly Vice President of
                             OppenheimerFunds from April 1998 through September
                             2003. He is an Officer of 12 portfolios in the
                             OppenheimerFunds complex and has been a manager of
                             the Portfolio since its inception.

Marc Reinganum               Dr. Reinganum is a Vice President of
                             OppenheimerFunds since Sepetember 2002 and is the
                             Director of Quantitative Research and Portfolio
                             Strategist for Equities. He is formerly the Mary Jo
                             Vaughn Rauscher Chair in Financial Investments at
                             Southern Methodist University since 1995. At
                             Southern Methodist University, he also served as
                             the Director of the Finance Institute, Chairman of
                             the Finance Department, President of the Faculty at
                             the Cox School of Business and member of the Board
                             of Trustee Investment Committee. He is an Officer
                             of 8 portfolios in the OppenheimerFunds complex and
                             has been a manager of the Portfolio since
                             inception.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO

SUB-ADVISER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Maximum total return, consistent with preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio is diversified and seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within a three-to six-year time frame based upon the Sub-Adviser's forecast of interest rates.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities, preferred stock, corporate commercial paper, Yankee dollars and Euros; mortgaged-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities; event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; and collaterized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.


The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolio will normally hedge at least 75% of its exposure to non-U.S. dollar-denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.


The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           BORROWING AND LEVERAGE RISK

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK

                                 LEVERAGING RISK
                                 LIQUIDITY RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999     (8.62)
2000      0.94
2001      2.46
2002      8.68
2003      4.84
2004      4.78
2005      2.46

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  3rd Quarter   2001:   5.79%

                        Worst: 1st Quarter   1999:  (5.01)%

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Lehman Brothers Aggregate Bond ("LBAB") Index. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                  1 YEAR     5 YEARS          10 YEARS
                                                         (OR LIFE OF CLASS)
        CLASS S RETURN               2.46%      4.62%                  3.05%(1)
        LBAB Index                   2.43%      5.87%                  5.97%(3)



(1)  Class S shares commenced operations on August 14, 1998.

(2) Pacific Investment Management Company LLC has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 the portfolio had a different Sub-Adviser and different principal investment strategies.


(3)  The Index return is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2005, PIMCO had over $594.1 billion in assets under management.


Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.


The following individuals share responsibility for day-to-day the management of the Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Pasi Hamalainen            Mr. Hamalainen is a Managing Director, generalist
                           portfolio manager, member of the investment committee
                           and head of global risk oversight. Previously, he
                           served as PIMCO's head of Fixed-Income portfolio
                           management in Europe, as the director of portfolio
                           analytics and co-head of the firm's mortgage team in
                           Newport Beach. Mr. Hamalainen joined PIMCO in 1994,
                           previously having held a fellowship at The Wharton
                           School. He has twelve years of investment experience.
                           He has managed the Portfolio since September 2001.

Raymond G. Kennedy, CFA    Mr. Kennedy is a Managing Director, portfolio manager
                           and senior member of PIMCO's investment strategy
                           group. He manages High Yield funds and oversees bank
                           loan trading and collateralized debt obligations. Mr.
                           Kennedy joined PIMCO in 1996, previously having been
                           associated with the Prudential Insurance Company of
                           America as a private placement asset manager, where
                           he was responsible for investing and managing a
                           portfolio of investment grade and high yield
                           privately placed fixed income securities. Prior to
                           that, he was a consultant for Andersen Consulting
                           (now Accenture) in Los Angeles and London. He has
                           eighteen years of investment management experience.
                           Mr. Kennedy is also a member of LSTA.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO HIGH YIELD PORTFOLIO

SUB-ADVISER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's Rating Service, or Fitch, or if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities determined at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The remainder of the Portfolio's assets may be invested in investment grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to non-U.S. dollar denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.


Consistent with its investment strategy and policies, the Portfolio may invest in fixed-income instruments which include, but are not limited to: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities; preferred stock; corporate commercial paper; "Yankee" dollars and "Euro" securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.


The Portfolio may invest in derivatives, and its net exposure to derivative securities may be equal to up to 100% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar rolls"). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           BORROWING AND LEVERAGE RISK

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                                  CURRENCY RISK

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares performance for the first full calendar year of operations.


[CHART]

                         YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005     4.33

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  2nd Quarter   2005:   3.17%

                        Worst: 1st Quarter   2005:  (1.24)%

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Merrill Lynch U.S. High Yield, BB B Rated, Constrained ("Merrill Lynch U.S. High Yield Constrained") Index and the Merrill Lynch U.S. BB- B Rated High Yield ("Merrill Lynch U.S. High Yield") Index. The Merrill Lynch U.S. High Yield Constrained Index tracks the performance of BB- B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's. The Merrill Lynch U.S. High Yield Constrained Index is intended to be the comparative index for the Portfolio. The Merrill Lynch U.S. High Yield Constrained Index is a more appropriate index than the Merrill Lynch U.S. High Yield Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                  1 YEAR     5 YEARS          10 YEARS
                                                                         (OR LIFE OF CLASS)
        CLASS S SHARES                               4.33%      8.31%(1)                N/A
        Merrill Lynch U.S. High Yield
        Constrained Index                            2.78%      7.16%(2)                N/A
        Merrill Lynch U.S. High Yield
        Index                                        3.35%      6.97%(2)                N/A



(1)  Class S shares commenced operations on May 3, 2004.


(2)  The Index returns are for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2005, PIMCO had over $594.1 billion in assets under management.


Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.

The following individual is responsible for day-to-day the management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Raymond G. Kennedy         Mr. Kennedy is a Managing Director, portfolio
                           manager, and senior member of PIMCO's investment
                           strategy group. He manages High Yield funds and
                           oversees bank loan trading and collateralized debt
                           obligations. Mr. Kennedy joined the firm in 1996,
                           previously having been associated with the Prudential
                           Insurance Company of America as a private placement
                           asset manager, where he was responsible for investing
                           and managing a portfolio of investment grade and high
                           yield privately placed fixed income securities. Prior
                           to that, he was a consultant for Anderson Consulting
                           (now Accenture) in Los Angeles and London. He has
                           eighteen years of investment management experience.
                           Mr. Kennedy is also a member of LSTA. He has managed
                           the Portfolio since April 2004.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO

SUB-ADVISER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Reasonable income and capital growth.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a broad list of carefully selected, securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

     -    Favorable expected returns relative to perceived risk;

     -    Above average potential for earnings and revenue growth;

     - Low market valuations relative to earnings forecast, book value, cash flow and sales; and

     - A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


Since the Portfolio commenced operations on April 29, 2005, and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER


Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2005, Pioneer's assets under management were approximately $187 billion worldwide, including over $48 billion in assets under management by Pioneer.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
John A. Carey              Mr. Carey, portfolio manager, Director of Portfolio
                           Management, and an Executive Vice President, is
                           responsible for the day-to-day management of the
                           Portfolio. Mr. Carey joined Pioneer as an analyst in
                           1979.

Walter Hunnewell, Jr.      Mr. Hunnewell, assistant portfolio manager and Vice
                           President, is also responsible for the day-to-day
                           management of the Portfolio. He joined Pioneer in
                           August 2001 and has been an investment professional
                           since 1985. Prior to joining Pioneer, he was an
                           independent investment manager and a fiduciary of
                           private asset portfolios from 2000 to 2001.

Messrs. Carey and Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO

SUB-ADVISER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap(R) Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio focuses on issuers with capitalizations within the $1 billion to $10 billion range, and that range will change depending on market conditions. The equity securities in which the Portfolio principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the Portfolio may invest in other types of equity securities to a lesser extent, such as warrants and rights.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

     -    Favorable expected returns relative to perceived risk;

     -    Management with demonstrated ability and commitment to the company;

     - Low market valuations relative to earnings forecast, book value, cash flow and sales;

     - Turnaround potential for companies that have been through difficult periods;

     - Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

     - Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio commenced operations on April 29, 2005, and therefore does not have a full calendar year of operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER


Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2005, Pioneer's assets under management were approximately $187 billion worldwide, including over $48 billion in assets under management by Pioneer.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
J. Rodman Wright           Mr. Wright, portfolio manager and Senior Vice
                           President, joined Pioneer in 1994 as an analyst and
                           has been an investment professional since 1988.

Sean Gavin                 Mr. Gavin, assistant portfolio manager and Vice
                           President, joined Pioneer in 2002 as an assistant
                           portfolio manager. Prior to joining Pioneer, Mr.
                           Gavin was employed as an analyst at Boston Partners
                           from 2000 to 2002 and at Delphi Management from 1998
                           to 2000.

Messrs. Wright and Gavin are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
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ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

SUB-ADVISER

ING Investment Management Advisors, B.V. ("IIMA")

INVESTMENT OBJECTIVE


Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East(R) ("MSCI EAFE(R)") Index, while maintaining a market level of risk. This investment objective is not fundamental, and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in stocks included in the MSCI EAFE(R) Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE(R) Index or its components. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The MSCI EAFE(R) Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.


The Portfolio may also invest in securities that are convertible into common stocks included in the MSCI EAFE(R) Index.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the MSCI EAFE(R) Index that it believes will outperform the MSCI EAFE(R) Index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the MSCI EAFE(R) Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Portfolio's aggregate characteristics will approximate that of the MSCI EAFE(R) Index.

At any one time, the Sub-Adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE(R) Index. Although the Portfolio will not hold all the stocks in the MSCI EAFE(R) Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the MSCI EAFE(R) Index in both rising and falling markets. The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE(R) Index. This will give the Portfolio a performance disadvantage in relation to the MSCI EAFE(R) Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                               INDEX STRATEGY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                         OTHER INVESTMENT COMPANIES RISK
                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


Since the Portfolio commenced operations on July 29, 2005, and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.


MORE ON SUB-ADVISER


IIMA has managed the Portfolio since its inception. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to entities affiliated with ING Groep N.V. IIMA is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of the Advisers. The Portfolio's investment adviser. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over $172.4 billion as of December 31, 2005.

The following individuals share responsibility for the management of the
Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Carl Ghielen               Mr. Ghielen, portfolio manager, has been co-manager
                           of the Portfolio since its inception. He is
                           responsible for stock selection as well as
                           coordinating efforts on behalf of IIMA and certain
                           ING affiliates' international equity teams. Mr.
                           Ghielen has over 14 years of investment experience.
                           Prior to joining IIMA in 2000 he worked for a large
                           corporate Dutch pension fund as senior portfolio
                           manager.

Martin Jansen              Mr. Jansen, Portfolio Manager, has been the
                           co-manager of the Portfolio since its inception. He
                           joined IIMA or its affiliates in 1997 as senior
                           manager and has 25 years of investment experience.
                           Prior to joining ING, Mr. Jansen was responsible for
                           the U.S. equity and venture capital portfolios at a
                           large corporate Dutch pension fund.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by the Class S shares of the Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2005 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary, or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                 CLASS S SHARES
                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                                     TOTAL         WAIVERS,             NET
                       MANAGEMENT   DISTRIBUTION   SHAREHOLDER        OTHER        OPERATING    REIMBURSEMENTS,      OPERATING
PORTFOLIO                 FEE       (12b-1) FEE    SERVICES FEE      EXPENSES      EXPENSES     AND RECOUPMENTS      EXPENSES
--------------------   ----------   ------------   ------------      --------      ---------    ---------------      ---------
ING Disciplined
 Small Cap Value
 Portfolio                   0.55%            --           0.25%         0.20%(5)       1.00%                --           1.00%
ING Eagle Asset
 Capital
 Appreciation(2)             0.65%            --           0.25%         0.01%          0.91%                --           0.91%(3)
ING EquitiesPlus             0.30%            --           0.25%         0.19%(5)       0.74%             (0.09)%(6)      0.65%
ING Evergreen
Health Sciences(2)           0.75%            --           0.25%         0.01%          1.01%                --           1.01%
ING Evergreen
 Omega(2)                    0.60%            --           0.25%           --           0.85%                --           0.85%
ING Global Real
 Estate                      0.80%            --           0.25%         0.21%(5)       1.26%             (0.01)%(6)      1.25%
ING Global
 Resources(2)                0.65%            --           0.25%           --           0.90%                --           0.90%
ING International(2)         1.00%            --           0.25%         0.01%          1.26%                --           1.26%
ING Janus
 Contrarian(2)               0.79%            --           0.25%         0.01%          1.05%                --           1.05%
ING JPMorgan
 Emerging Markets
 Equity(2)                   1.25%            --           0.25%           --           1.50%                --           1.50%
ING JPMorgan Small
 Cap Equity(2)               0.89%            --           0.25%           --           1.14%             (0.02)%(4)      1.12%(3)
ING JPMorgan Value
 Opportunities               0.40%            --           0.25%         0.13%(5)       0.78%                --           0.78%
ING Julius Baer
 Foreign(2)                  0.92%            --           0.25%           --           1.17%                --           1.17%
ING Legg Mason
 Partners All Cap(2)         0.74%            --             --          0.01%          1.00%                --           1.00%(3)
ING Legg Mason
 Value(2)                    0.79%            --           0.25%           --           1.04%                --           1.04%
ING Limited Maturity
 Bond(2)                     0.28%            --           0.25%         0.01%          0.54%                --           0.54%
ING Liquid Assets(2)         0.28%            --           0.25%         0.01%          0.54%                --           0.54%
ING Marsico
 Growth(2)                   0.76%            --           0.25%           --           1.01%                --           1.01%(3)
ING Marsico
 International
 Opportunities               0.54%            --           0.25%         0.23%(5)       1.02%             (0.09)%(6)      0.93%
ING MFS Mid Cap
 Growth(R)(2)                0.63%            --           0.25%         0.01%          0.89%             (0.01)%(7)      0.88%(3)
ING MFS Total
 Return(2)                   0.64%            --           0.25%           --           0.89%                --           0.89%
ING MFS Utilities            0.60%            --           0.25%         0.22%(5)       1.07%             (0.02)%(6)      1.05%
ING Oppenheimer Main
 Street(2)                   0.63%            --           0.25%         0.01%          0.89%                --           0.89%
ING PIMCO Core
 Bond(2)                     0.59%            --           0.25%           --           0.84%                --           0.84%
ING PIMCO High
 Yield(2)                    0.49%            --           0.25%         0.01%          0.75%                --           0.75%
ING Pioneer Fund(2)          0.74%            --           0.25%         0.01%          1.00%             (0.04)%(6)      0.96%
ING Pioneer Mid Cap
 Value(2)                    0.64%            --           0.25%         0.01%          0.90%                --           0.90%
ING VP Index Plus
 International
 Equity                      0.45%                         0.25%         0.34%(5)       1.04%             (0.24)%(6)      0.80%



(1) This table shows the estimated and operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate Portfolios are estimated for the current fiscal year as they had not commenced operations as of December 31, 2005. For ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, ING Pioneer Mid Cap Value and ING VP Index Plus International Equity Portfolios, which had not had a full calendar year of operations as of December 31, 2005, operating expenses are based on estimated amounts for the current fiscal year. For all other Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI or ING Investments LLC as Advisers to the Portfolios, have agreed for each Portfolio for the current fiscal year. Effective September 23, 2005, the management fee structure for ING Pioneer Mid Cap Value Portfolio has been revised.
(2) The Management Agreement between the Trust and its manager, DSI provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios), and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI,

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

     including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.
(3) A portion of the brokerage commissions that the ING Eagle Asset Capital Appreciation, ING JPMorgan Small Cap Equity, ING Legg Mason Partners All Cap, ING Marsico Growth and ING MFS Mid Cap Growth Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Voluntary Management fee waiver the total "Net Operating Expenses" for each Portfolio for the year ended December 31, 2005 would have been 0.90%, 1.13%, 0.98%, 0.99% and 0.85%, respectively. This arrangement may be discontinued at any time.
(4) DSI has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Equity Portfolio. Based upon net assets as of December 31, 2005, the advisory fee waiver for this Portfolio would equal 0.025%. This expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.
(5) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, and ING VP Index Plus International Equity Portfolios, average daily net assets, which is reflected in "Other Expenses." "Other Expenses" for ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios are estimated for the current fiscal year as they did not have a full year of operations as of December 31, 2005. Operating Expenses for ING Disciplined Small Cap Value and ING EquitiesPlus Portfolios are estimated as they had not commenced operations as of December 31, 2005.
(6) DSI and ING Investments, the Advisers, have entered into written expense limitation agreements with certain of their respective Portfolios, under which they will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI or ING Investments within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2007. Pursuant to a side agreement, effective September 23, 2005, DSI has effected an expense limit for ING Pioneer Fund Portfolio through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it. For ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING MFS Utilities, and ING VP Index Plus International Equity Portfolios, the expense limitation agreement will continue through at least May 1, 2007. For ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING Pioneer Mid Cap Value Portfolios, the expense limitation agreement will continue through at least September 23, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.
(7) DSI has voluntarily agreed to waive a portion of its advisory fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the "Total Net Operating Expenses" for the Portfolio for the year ended December 31, 2005 would have been 0.85%. This arrangement may be discontinued by DSI at any time.


EXAMPLE. The Example is intended to help you compare the cost of investing in Class S shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class S shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                1 YEAR     3 YEAR     5 YEAR     10 YEAR
                                                               --------   --------   --------   ---------
ING Disciplined Small Cap Value Portfolio                      $    102   $    318   $    552   $   1,225
ING Eagle Asset Capital Appreciation Portfolio                 $     93   $    290   $    504   $   1,120
ING EquitiesPlus Portfolio(1)                                  $     66   $    228   $    403   $     910
ING Evergreen Health Sciences Portfolio                        $    103   $    322   $    558   $   1,236
ING Evergreen Omega Portfolio                                  $     87   $    271   $    471   $   1,049
ING Global Real Estate Portfolio(1)                            $    127   $    399   $    691   $   1,522
ING Global Resources                                           $     92   $    287   $    498   $   1,108
ING International Portfolio                                    $    128   $    400   $    692   $   1,523
ING Janus Contrarian Portfolio                                 $    107   $    334   $    579   $   1,283
ING JPMorgan Emerging Markets Equity Portfolio                 $    153   $    474   $    818   $   1,791
ING JPMorgan Small Cap Equity Portfolio                        $    114   $    360   $    626   $   1,384
ING JPMorgan Value Opportunities Portfolio                     $     80   $    249   $    433   $     966
ING Julius Baer Foreign Portfolio                              $    119   $    372   $    644   $   1,420
ING Legg Mason Partners All Cap Portfolio                      $    102   $    318   $    552   $   1,225
ING Legg Mason Value Portfolio                                 $    106   $    331   $    574   $   1,271
ING Limited Maturity Bond Portfolio                            $     55   $    173   $    302   $     677
ING Liquid Assets Portfolio                                    $     55   $    173   $    302   $     677
ING Marsico Growth Portfolio                                   $    103   $    322   $    558   $   1,236
ING Marsico International Opportunities Portfolio(1)           $     95   $    316   $    554   $   1,240
ING MFS Mid Cap Growth Portfolio(1)                            $     90   $    283   $    492   $   1,095
ING MFS Total Return Portfolio                                 $     91   $    284   $    493   $   1,096
ING MFS Utilities Portfolio(1)                                 $    107   $    338   $    588   $   1,304
ING Oppenheimer Main Street Portfolio(R)                       $     91   $    284   $    493   $   1,096
ING PIMCO Core Bond Portfolio                                  $     86   $    268   $    466   $   1,037
ING PIMCO High Yield Portfolio                                 $     77   $    240   $    417   $     930
ING Pioneer Fund Portfolio(1)                                  $     98   $    314   $    549   $   1,221
ING Pioneer Mid Cap Value Portfolio                            $     92   $    287   $    498   $   1,108
ING VP Index Plus International Equity Portfolio(1)            $     82   $    307   $    551   $   1,249



(1) The Example numbers reflect the contractual expense limits for the one-year period and the first year of the three-, five-, and ten-year periods.

--------------------------------------------------------------------------------
                           SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.


ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of the markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. The Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.


CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when as interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer is unable to meet its financial obligation or goes bankrupt.


CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.


CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in Depositary Receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including

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foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs")

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and Global Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.


HEALTHCARE SECTOR RISK. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.


HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INABILITY TO SELL SECURITIES RISK. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

INCOME RISK. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.


INDEX STRATEGY RISK. Certain Portfolios use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Portfolio and the Index performance may be affected by the Portfolio's expenses, and the timing of purchases and redemptions of the Portfolio's shares.

INDUSTRY CONCENTRATION RISK. When the Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by market industry.


INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

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INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor and vice versa.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may

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be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.


MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.


OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

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OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUSTS ("REITs") RISK. Investing in REITs may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

SECTOR RISK. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market,, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.


SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

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SHORT SALES RISK. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

SPECIAL SITUATIONS RISK. A "special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


UTILITIES INDUSTRY RISK. The Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the Portfolio than on a fund with a more broadly diversified portfolio.

VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth

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anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

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PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under the Portfolio's principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


FUNDAMENTAL INVESTMENT POLICIES


The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.

NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066 or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.


TEMPORARY DEFENSIVE POSITIONS


A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Evergreen Health Sciences and ING Evergreen Omega Portfolios may invest up to 100%, for temporary defensive purposes, in high quality money market instruments. ING Legg Mason Value Portfolio may invest without limit, for temporary defensive purposes, in investment grade, short-term debt instruments, including government, corporate and money market securities. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

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ADMINISTRATIVE SERVICES


In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios). DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of the Advisers, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, and ING VP Index Plus International Equity Portfolios. The administrative services performed by ING Funds Services on behalf of DSI and ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, and ING VP Index Plus International Equity Portfolios directly, include acting as a liaison among the various services providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio ("Distributor"). It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


SERVICE FEES The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Class S shares of each Portfolio. The Agreement allows DSI, the Distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares of the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the Portfolios. Under the Agreement, each Portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

Effective July 10, 2002, in connection with the implementation of the Multiple Class Plan, the management fee for those Portfolios that commenced operations prior to May 2002 was reduced by 0.25%, the same amount as the new service fee.

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HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Advisers or Distributor, out of their own resources and without additional cost to the Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the cost incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS

Each Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended, and the Underlying Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment options, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

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PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other management investment companies and certain other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plan, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the Plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large

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asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

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                                 NET ASSET VALUE
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The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

     -    Securities of an issuer that has entered into a restructuring;

     -    Securities whose trading has been halted or suspended;

     - Fixed income securities that have gone into default and for which there are no current market value quotations; and

     -    Securities that are restricted as to transfer or resale.

The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

ING Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.

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                          MANAGEMENT OF THE PORTFOLIOS

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ADVISERS


DSI, a New York corporation, and ING Investments, an Arizona corporation, serve as the adviser to each of their respective Portfolios. DSI and ING Investments have overall responsibility for the management of each of their respective Portfolios. DSI and ING Investments provide or oversee all investment advisory and portfolio management services for each of their respective Portfolios, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of each of their respective Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSI and ING Investments are registered with the SEC as investment advisers and DSI is registered with the NASD as a broker-dealer.

DSI and ING Investments are indirect, wholly-owned subsidiaries of ING Groep (NYSE:ING) ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2005, DSI managed over $22.3 billion in registered investment company assets. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona, 85258. As of December 31, 2005, ING Investments had approximately $42 billion in registered investment company assets.

DSI and ING Investments, subject to the supervision of the Board, each act as a "manager-of-managers" for certain of their respective Portfolios. In this capacity, DSI and ING Investments oversee the Trust's day-to-day operations and oversee the investment activities of each of their respective Portfolios. DSI and ING Investments delegate to each of their respective Portfolio's Sub-Adviser the responsibility for investment management, subject to their oversight. DSI and ING Investments monitor the investment activities of the Sub-Advisers. From time to time, DSI and ING Investments also recommend the appointment of additional replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust, DSI and ING Investments received exemptive relief from the SEC permiting DSI and ING Investments, with the approval of the Board, to replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Trust will notify shareholders of any change in the identity of a sub-adviser of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

ADVISORY FEE

DSI or ING Investments receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios (or the combined net assets of two or more Portfolios).

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                    MANAGEMENT OF THE PORTFOLIOS (CONTINUED)
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The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:


                                                                           ADVISORY FEE
     PORTFOLIO                                                 (AS A % OF AVERAGE DAILY NET ASSETS)
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     ING Disciplined Small Cap Value                                           0.55%
     ING Eagle Asset Capital Appreciation                                      0.65%
     ING EquitiesPlus                                                          0.30%
     ING Evergreen Health Sciences                                             0.75%
     ING Evergreen Omega                                                       0.60%
     ING Global Real Estate                                                    0.80%
     ING Global Resources                                                      0.65%
     ING International                                                         1.00%
     ING Janus Contrarian                                                      0.79%
     ING JPMorgan Emerging Markets Equity                                      1.25%
     ING JPMorgan Small Cap Equity                                             0.89%
     ING JPMorgan Value Opportunities                                          0.40%
     ING Julius Baer Foreign                                                   0.92%
     ING Legg Mason Partners All Cap                                           0.74%
     ING Legg Mason Value                                                      0.79%
     ING Limited Maturity Bond                                                 0.28%
     ING Liquid Assets                                                         0.28%
     ING Marsico Growth(1)                                                     0.76%
     ING Marsico International Opportunities                                   0.54%
     ING MFS Mid Cap Growth(2)                                                 0.63%
     ING MFS Total Return                                                      0.64%
     ING MFS Utilities                                                         0.60%
     ING Oppenheimer Main Street(R)                                            0.63%
     ING PIMCO Core Bond                                                       0.59%
     ING PIMCO High Yield                                                      0.49%
     ING Pioneer Fund                                                          0.74%
     ING Pioneer Mid Cap Value                                                 0.66%
     ING VP Index Plus International Equity                                    0.45%



(1) DSI voluntarily waived 0.05% of its advisory fee for the ING Marsico Growth Portfolio for assets in excess of $1.3 billion through December 31, 2005.

(2) For the year ended December 31, 2005, Directed Services, Inc. voluntarily waived a portion of its management fee for ING MFS Mid Cap Growth Portfolio in an amount equal to 0.01%.

For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2005. However, the discussion regarding ING EquitiesPlus and ING Global Real Estate Portfolios will be contained in the Portfolios' semi-annual shareholder report dated June 30, 2006.

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                             TAXES AND DISTRIBUTIONS
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Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a RIC, a Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or your tax adviser for information regarding taxes applicable to the Variable Contracts.

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                                   PERFORMANCE

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PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. ING Evergreen Health Sciences Portfolio, ING Evergreen Omega Portfolio, ING Global Real Estate Portfolio, ING JPMorgan Emerging Markets Equity Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Julius Baer Foreign Portfolio, ING Legg Mason Value Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Oppenheimer Main Street Portfolio(R), ING PIMCO High Yield Portfolio, ING Pioneer Fund Portfolio, ING Pioneer Mid Cap Value Portfolio and ING VP Index Plus International Equity Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by EIMC, IIMA, INGCRES, ING IM, JBIM, JPMorgan, Legg Mason, Marsico, MFS, OppenheimerFunds, PIMCO or Pioneer.


While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.


The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2005, as well as a comparison with the performance of the applicable benchmarks.(1)



                                                                                                           10 YEARS
                                                                                                          (OR SINCE
                                                                 1 YEAR       3 YEARS       5 YEARS       INCEPTION)
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Evergreen Health Care Fund - Class A (EHABX)                        10.16%        20.85%         6.65%         21.09%(2)
(Comparable to ING Evergreen Health Sciences Portfolio)
S&P 500(R) Index                                                     7.58%         9.04%        14.82%         15.58%(3)
S&P 1500 Supercomposite Healthcare Sector Index                      7.49%         9.42%        (1.39)%         9.77%(3)
Evergreen Omega Fund - Class A (EKOAX)                               3.26%        15.16%        (1.14)%         7.57%
(Comparable to ING Evergreen Omega Portfolio)
Russell 1000(R) Growth Index                                         9.25%         9.53%        18.53%         19.54%
ING Global Real Estate Fund - Class A (IGLAX)                       14.11%           30%           --          24.01%(4)
(Comparable to ING Global Real Estate Portfolio)
S&P/Citigroup World Property Industry Index                         14.83%         30.3%        18.22%         10.72%(5)

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                                                                                                           10 YEARS
                                                                                                          (OR SINCE
                                                                 1 YEAR       3 YEARS       5 YEARS       INCEPTION)
ING Index Plus International Equity Fund - Class A (IFIAX)             --            --            --          (2.74)%(6)
(Comparable to ING VP Index Plus
 International Equity Portfolio)
MSCI EAFE(R) Index                                                  14.02%        24.18%         4.94%          6.18%(7)
JPMorgan Emerging Markets Fund - Class A (JFAMX)                    27.74%        37.79%           --           28.5%(8)
(Comparable to ING JPMorgan
 Emerging Markets Equity Portfolio)
MSCI Emerging Market Index(SM)                                      34.54%        38.35%        19.44%          6.98%(9)
JPMorgan Value Opportunities Fund - Class A (JVOAX)                  3.66%        17.22%           --           8.95%(10)
(Comparable to ING JPMorgan Value
 Opportunities Portfolio)
Russell 1000(R) Value Index                                          7.05%        17.49%         5.28%         10.94%(11)
Julius Baer International Equity Fund - Class A (BJBIX)             17.05%        25.16%         8.91%         15.68%
(Comparable to ING Julius Baer Foreign Portfolio)
MSCI EAFE(R) Index                                                  14.02%        24.18%         4.94%          6.18%
Legg Mason Value Fund - Class I (LMNVX)                              6.36%        20.37%         5.53%         16.32%
(Comparable to ING Legg Mason Value Portfolio)
S&P 500(R) Index                                                     7.58%         9.04%        14.82%         15.58%
Marsico International Opportunities Fund (MIOFX)                    19.14%        25.44%         8.96%           7.4%(12)
(Comparable to ING Marsico International
 Opportunities Portfolio)
MSCI EAFE(R) Index                                                  14.02%        24.18%         4.94%          6.18%(13)
MFS Utilities Fund - Class A (MMUFX)                                16.81%        27.29%          3.2%         11.88%
(Comparable to ING MFS Utilities Portfolio)
S&P 500 Utilities Index                                             16.83%        22.41%        (2.24)%         6.78%
Oppenheimer Main Street Fund - Class A (MSIGX)                       5.74%        13.66%         1.16%          7.67%
(Comparable to ING Oppenheimer
 Main Street Portfolio(R))
S&P 500(R) Index                                                     7.58%         9.04%        14.82%         15.58%
PIMCO High Yield Fund - Class A (PHDAX)                              4.21%        11.86%         7.65%          6.48%(14)
(Comparable to ING PIMCO High Yield Portfolio)
Merrill Lynch US High Yield BB-B Rated
 Constrained Index                                                   3.39%        11.77%         8.28%            --(15)
Merrill Lynch U.S. High Yield BB-B Rated Index                       3.35%        11.79%         7.76%            --(15)
Pioneer Fund - Class A (PIODX)                                       6.39%        13.95%         0.95%         10.01%
(Comparable to ING Pioneer Fund Portfolio)
S&P 500(R) Index                                                     7.58%         9.04%        14.82%         15.58%
Pioneer Mid Cap Value Fund - Class A (PCGRX)                         7.66%        21.48%        10.74%         10.67%
(Comparable to ING Pioneer Mid Cap Value Portfolio)
Russell Midcap(R) Value Index                                        12.65%        24.38%        12.21%         13.65%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


(1) The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500(R) Index, S&P MidCap 400 Index and the S&P SmallCap 600 Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The S&P/Citigroup World Property Industry is an unmanaged market-weighted total return index which consists of many companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities. The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia, and the Far East. The MSCI Emerging Markets Index(SM) is an unmanaged index that is comprised of equity securities in emerging markets. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Utilities Index measures the performance of the utilities sector. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's, respectively. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index is intended to be the comparative index for the Portfolio. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.
(2)  Portfolio commenced operations on December 22, 1999.
(3)  Index Return is for period beginning January 1, 2000.
(4)  Portfolio commenced operations on November 5, 2001.
(5)  Index Return is for period beginning November 1, 2001.
(6)  Portfolio commenced operations on December 21, 2005
(7)  Index Return is for period beginning January 1, 2006.
(8)  Portfolio commenced operations on September 28, 2001.
(9)  Index Return is for period beginning October 1, 2001.
(10) Portfolio commenced operations on December 31, 2001.
(11) Index Return is for period beginning January 1, 2002.
(12) Portfolio commenced operations on June 30, 2000.
(13) Index Return is for period beginning July 1, 2000.
(14) Portfolio commenced operations on January 13, 1997.
(15) Index Return is for period beginning January 1, 1997.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's Class S shares' financial performance for the past 5 years (or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include changes and expenses attributable to any insurance products and would be lower if they did. For the years ended December 31, 2005, 2004 and 2003, the financial information has been derived from the Portfolios' financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered public accounting firm.

Because ING Disciplined Small Cap Value, ING Equities Plus and ING Global Real Estate Portfolios had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), audited financial highlights are not available.


ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO


                                                                                            CLASS S
                                                              -------------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------------
                                                                  2005           2004         2003         2002           2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                    $         18.22          16.00        12.80        15.55          16.61
  Income (loss) from investment operations:
  Net investment income                                   $          0.16*          0.21         0.15         0.13*          0.12
  Net realized and unrealized gain (loss) on investments  $         (0.11)          2.17         3.08        (2.78)         (0.86)
  Total from investment operations                        $          0.05           2.38         3.23        (2.65)         (0.74)
  Less distributions from:
  Net investment income                                   $          0.22           0.16         0.03         0.10           0.11
  Net realized gains on investments                       $            --             --           --           --           0.21
  Total distributions                                     $          0.22           0.16         0.03         0.10           0.32
  Net asset value, end of period                          $         18.05          18.22        16.00        12.80          15.55
  TOTAL RETURN(1)                                         %          0.30          14.88        25.26       (17.05)         (4.43)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $       188,798        229,065      217,037      177,515        204,675
  Ratios to average net assets:
  Net expenses after brokerage commission recapture       %          0.90           0.91         0.94         0.94           0.95
  Gross expenses prior to brokerage commission recapture  %          0.91           0.92         0.94         0.95           0.95
  Net investment income to average net assets             %          0.89           1.16         1.10         0.90           0.76
  Portfolio turnover rate                                 %            54            125           43           41             61


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING EVERGREEN HEALTH SCIENCES PORTFOLIO


                                                                        CLASS S
                                                           ---------------------------------
                                                              YEAR ENDED     MAY 3, 2004(1)
                                                             DECEMBER 31,    TO DECEMBER 31,
                                                                 2005             2004
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period              $                10.00             10.00
  Income (loss) from investment operations:
  Net investment income (loss)                      $                 0.00*            (0.01)
  Net realized and unrealized gain on investments   $                 1.04              0.01
  Total from investment operations                  $                 1.04                --
  Less distributions from:
  Net investment income                             $                 0.00*               --
  Net realized gains on investments                 $                 0.35                --
  Total distributions                               $                 0.35                --
  Net asset value, end of period                    $                10.69             10.00
  TOTAL RETURN(2)                                   %                10.41              0.00
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                 $              166,655            31,957
  Ratios to average net assets:
  Expenses(3)                                       %                 1.01              1.00
  Net investment income (loss)(3)                   %                (0.04)            (0.27)
  Portfolio turnover rate                           %                  118                88


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO


                                                                        CLASS S
                                                           ---------------------------------
                                                              YEAR ENDED     MAY 3, 2004(1)
                                                             DECEMBER 31,    TO DECEMBER 31,
                                                                 2005              2004
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period              $                10.54             10.00
  Income (loss) from investment operations:
  Net investment income (loss)                      $                (0.07)             0.03
  Net realized and unrealized gain on investments   $                 0.44              0.56
  Total from investment operations                  $                 0.42              0.59
  Less distributions from:
  Net investment income                             $                   --              0.05
  Total distributions                               $                   --              0.05
  Net asset value, end of period                    $                10.96             10.54
  TOTAL RETURN(2)                                   %                 3.98              5.86
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                 $                3,096             5,670
  Ratios to average net assets:
  Expenses(3)                                       %                 0.85              0.85
  Net investment income (loss)(3)                   %                (0.23)             0.28
  Portfolio turnover rate                           %                  140                87


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.


ING GLOBAL RESOURCES PORTFOLIO



                                                                                         CLASS S
                                                              -----------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                 2005        2004(1)       2003           2002          2001
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                    $         15.71        14.89         9.81          9.79         11.14
  Income (loss) from investment operations:
  Net investment income                                   $          0.13         0.20         0.16          0.16          0.19
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                $          5.55         0.75         4.96         (0.08)        (1.54)
  Total from investment operations                        $          5.68         0.95         5.12          0.08         (1.35)
  Less distributions from:
  Net investment income                                   $          0.14         0.13        (0.04)        (0.06)           --
  Net realized gains on investments                       $          0.90           --           --            --            --
  Total distributions                                     $          1.04         0.13        (0.04)        (0.06)           --
  Net asset value, end of period                          $         20.35        15.71        14.89          9.81          9.79
  TOTAL RETURN(1)                                         %         37.73         6.42        52.22          0.80        (12.12)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $       379,936      190,176      144,294        69,313        33,787
  Ratio to average net assets:
  Expenses                                                %          0.90         0.91         0.94          0.94          0.95
  Net investment income                                   %          1.01         1.69         2.52          1.50          1.68
  Portfolio turnover rate                                 %           334          176          117           187           240



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING INTERNATIONAL PORTFOLIO


                                                                                          CLASS S
                                                              ----------------------------------------------------------------
                                                                                  YEAR ENDED                      DECEMBER 17,
                                                                                 DECEMBER 31,                      2001(1) TO
                                                              --------------------------------------------------  DECEMBER 31,
                                                                  2005         2004         2003         2002         2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                $             10.27         8.88         6.89         8.29          8.26
  Income (loss) from investment operations:
  Net investment income (loss)                        $              0.14         0.12         0.09         0.06*        (0.00)**
  Net realized and unrealized gain (loss) on
    investments and foreign currencies                $              0.82         1.36         1.92        (1.40)         0.03
  Total from investment operations                    $              0.96         1.48         2.01        (1.34)         0.03
  Less distributions from:
  Net investment income                               $              0.25         0.09         0.02         0.04            --
  Net realized gains on investments                   $              0.52           --           --         0.02            --
  Total distributions                                 $              0.77         0.09         0.02         0.06            --
  Net asset value, end of period                      $             10.46        10.27         8.88         6.89          8.29
  TOTAL RETURN(2)                                     %             10.50        16.71        29.17       (16.15)         0.36
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $           179,170      201,115      184,662      139,789       171,577
  Ratios to average net assets:
  Expenses(3)                                         %              1.26         1.26         1.26         1.26          1.25
  Net investment income (loss) (3)                    %              1.29         1.19         1.19         0.69         (0.15)
  Portfolio turnover rate                             %               123           87          116          115            99


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.


ING JANUS CONTRARIAN PORTFOLIO


                                                                                             CLASS S
                                                                 ---------------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                                 ---------------------------------------------------------------
                                                                    2005         2004         2003         2002         2001
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                      $          11.01         9.40         6.25         8.44         8.91
  Income (loss) from investment operations:
  Net investment income (loss)                              $           0.04*        0.01        (0.03)       (0.03)*       0.00**
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                  $           1.68         1.60         3.18        (2.16)       (0.45)
  Total from investment operations                          $           1.72         1.61         3.15        (2.19)       (0.45)
  Less distributions from:
  Net investment income                                     $           0.01           --           --           --         0.02
  Total distributions                                       $           0.01           --           --           --         0.02
  Net asset value, end of period                            $          12.72        11.01         9.40         6.25         8.44
  TOTAL RETURN(1)                                           %          15.61        17.13        50.40       (25.95)       (5.03)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                         $         81,925       65,770       53,873       21,815       26,151
  Ratios to average net assets:
  Net expenses after brokerage commission recapture(3)      %           1.05         1.05         1.08         1.07         1.11
  Gross expenses prior to brokerage commission recapture(3) %           1.05         1.06         1.11         1.11         1.11
  Net income (loss)(2)                                      %           0.34         0.14        (0.50)       (0.42)        0.25
  Portfolio turnover rate                                   %             47           33           43           54           95


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)  Annualized for periods less than one year.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO


                                                                                          CLASS S
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------
                                                                2005(1)        2004         2003         2002          2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period              $               10.89          9.28         6.34         7.10        7.59
  Income (loss) from investment operations:
  Net investment income (loss)                      $                0.11*         0.05         0.06         0.02*       0.09
  Net realized and unrealized gain (loss)
    on investments and foreign currencies           $                3.68          1.60         2.90        (0.78)      (0.49)
  Total from investment operations                  $                3.79          1.65         2.96        (0.76)      (0.40)
  Less distributions from:
  Net investment income                             $                0.01          0.04         0.02           --        0.08
  Net realized gains on investments                 $                  --            --           --           --        0.01
  Total distributions                               $                0.01          0.04         0.02           --        0.09
  Net asset value, end of period                    $               14.67         10.89         9.28         6.34        7.10
  TOTAL RETURN(2)                                   %               34.82         17.76        46.62       (10.70)      (5.25)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                 $             366,350       156,615      113,494       62,732      74,797
  Ratios to average net assets:
  Net expenses after expense waiver                 %                1.50          1.54         1.77         1.76        1.76
  Gross expenses prior to expense waiver            %                1.50          1.54         1.77         1.76        1.76
  Net investment income                             %                0.90          0.62         1.06         0.25        1.27
  Portfolio turnover rate                           %                  85           166           95          166         180



(1) Since April 29, 2005, J.P. Morgan Investment Management Inc. has served as Sub-Adviser for the Portfolio. Prior to that date, a different firm served as Sub-Adviser.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING JPMORGAN SMALL CAP EQUITY PORTFOLIO


                                                                                        CLASS S
                                                               ----------------------------------------------------------
                                                                               YEAR ENDED                       MAY 1,
                                                                              DECEMBER 31,                    2002(1) TO
                                                               -------------------------------------------   DECEMBER 31,
                                                                   2005            2004           2003           2002
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                    $           13.37           10.63           7.92          10.00
  Income (loss) from investment operations:
  Net investment loss                                     $            0.02*          (0.02)         (0.03)         (0.03)*
  Net realized and unrealized gain (loss) on investments  $            0.43            2.77           2.74          (2.05)
  Total from investment operations                        $            0.45            2.75           2.71          (2.08)
  Less distributions from:
  Net realized gains on investments                       $            1.31            0.01             --             --
  Total distributions                                     $            1.31            0.01             --             --
  Net asset value, end of period                          $           12.51           13.37          10.63           7.92
  TOTAL RETURN(2)                                         %            3.69           25.91          34.22         (20.80)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                    $         180,454         158,732         65,648         13,458
  Ratios to average net assets:
  Net expenses after reimbursement of unified
    fee and brokerage commission recapture(3)             %            1.13            1.15           1.14           1.13
  Net expenses after reimbursement of unified fee
    and prior to brokerage commission recapture(3)        %            1.14            1.15           1.15           1.15
  Gross expenses prior to brokerage commission
    recapture and reimbursement of unified fee(3)         %            1.14            1.15           1.15           1.15
  Net investment income (loss)(3)                         %            0.14           (0.30)         (0.56)         (0.48)
  Portfolio turnover rate                                 %              57             147             35             15


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO


                                                                CLASS S
                                                             ------------
                                                               APRIL 29,
                                                              2005(1) TO
                                                             DECEMBER 31,
                                                                 2005
-------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                 $            10.00
  Income from investment operations:
  Net investment income                                $             0.11*
  Net realized and unrealized gain on investments      $             0.63
  Total from investment operations                     $             0.74
  Net asset value, end of period                       $            10.74
  TOTAL RETURN(2)                                      %             7.40
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $          169,410
  Ratios to average net assets:
  Net expenses after expense waiver/reimbursement of
    expenses(3)                                        %             0.78
  Gross expenses prior to expense reimbursement of
    expenses(3)                                        %             0.78
  Net investment income(3)                             %             1.53
  Portfolio turnover rate                              %               48


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING JULIUS BAER FOREIGN PORTFOLIO


                                                                                   CLASS S
                                                        -------------------------------------------------------------
                                                                         YEAR ENDED
                                                                        DECEMBER 31,                   MAY 1, 2002(2)
                                                        -------------------------------------------   TO DECEMBER 31,
                                                            2005            2004         2003(1)           2002
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period           $             12.22           10.42           8.28             10.00
  Income (loss) from investment operations:
  Net investment income (loss)                   $              0.10*           0.05           0.04              0.04*
  Net realized and unrealized gain (loss)
    on investments and foreign currencies        $              1.77            1.83           2.52             (1.74)
  Total from investment operations               $              1.87            1.88           2.56             (1.70)
  Less distributions from:
  Net investment income                          $              0.01            0.01           0.07              0.02
  Net realized gains on investments              $              1.02            0.07           0.35                --
  Total distributions                            $              1.03            0.08           0.42              0.02
  Net asset value, end of period                 $             13.06           12.22          10.42              8.28
  TOTAL RETURN(3)                                %             15.35           18.03          31.06            (16.97)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)              $           811,202         379,495         37,205             9,147
  Ratios to average net assets:
  Expenses(4)                                    %              1.17            1.21           1.25              1.25
  Net investment income(4)                       %              0.76            0.39           0.69              0.57
  Portfolio turnover rate                        %                92             104            183                23


(1) Since September 2, 2003, Julius Baer Investment Management has served as the Sub-Adviser for the ING Julius Baer Foreign Portfolio. Prior to that date, a different firm served as Sub-Adviser.

(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING LEGG MASON PARTNERS ALL CAP PORTFOLIO



                                                                                         CLASS S
                                                        --------------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                        --------------------------------------------------------------------------
                                                            2005            2004           2003           2002            2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period           $             12.79           11.88           8.56          11.53           11.45
  Income (loss) from investment operations:
  Net investment income                          $              0.09*           0.05           0.03           0.03*           0.09
  Net realized and unrealized gain (loss)
    on investments                               $              0.48            0.88           3.30          (2.98)           0.12
  Total from investment operations               $              0.57            0.93           3.33          (2.95)           0.21
  Less distributions from:
  Net investment income                          $              0.06            0.02           0.01           0.02            0.09
  Net realized gain on investments               $                --              --             --             --            0.04
  Total distributions                            $              0.06            0.02           0.01           0.02            0.13
  Net asset value, end of period                 $             13.30           12.79          11.88           8.56           11.53
  TOTAL RETURN(1)                                %              4.52            7.85          38.85         (25.57)           1.91
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)              $           376,242         515,344        429,843        252,792         307,030
  Ratios to average net assets:
  Net expenses after brokerage commission
    recapture                                    %              0.98            0.97           0.98           1.01            1.01
  Gross expenses prior to brokerage commission
    recapture                                    %              1.00            1.00           1.00           1.01            1.01
  Net investment income                          %              0.68            0.44           0.30           0.32            1.15
  Portfolio turnover rate                        %                37              32             21            139              75



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING LEGG MASON VALUE PORTFOLIO


                                                                                          CLASS S
                                                        --------------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                        --------------------------------------------------------------------------
                                                            2005            2004           2003           2002            2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period             $           10.03            8.82           7.20           8.97            9.97
  Income (loss) from investment operations:
  Net investment income                            $           (0.02)*         (0.01)          0.02           0.04*           0.02
  Net realized and unrealized gain (loss) on
    investments and foreign currencies             $            0.62            1.23           1.60          (1.78)          (0.97)
  Total from investment operations                 $            0.60            1.22           1.62          (1.74)          (0.95)
  Less distributions from:
  Net investment income                            $              --            0.01           0.00**         0.03            0.05
  Net realized gains on investments                $            0.02              --             --             --              --
  Total distributions                              $            0.02            0.01           0.00**         0.03            0.05
  Net asset value, end of period                   $           10.61           10.03           8.82           7.20            8.97
  TOTAL RETURN(1)                                  %            5.99           13.87          22.53         (19.41)          (9.51)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                $         546,328         324,740        223,701        130,480          93,222
  Ratios to average net assets:
  Net expenses after brokerage commission
    recapture(2)                                   %            1.04            1.06           1.09           1.08            1.11
  Gross expenses prior to brokerage commission
    recapture(2)                                   %            1.04            1.06           1.10           1.11            1.11
  Net investment income (loss)(2)                  %           (0.20)          (0.07)          0.32           0.49            0.93
  Portfolio turnover rate                          %              11              95             38             50              42



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIMITED MATURITY BOND PORTFOLIO


                                                                                     CLASS S
                                                    ---------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------------------
                                                        2005          2004(1)           2003         2002(1)           2001
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period         $           11.10           11.65           11.44          11.02           10.53
  Income (loss) from investment operations:
  Net investment income                        $            0.37*           0.65*           0.43           0.46*           0.41
  Net realized and unrealized gain (loss) on
    investments                                $           (0.19)          (0.49)          (0.10)          0.34            0.52
  Total from investment operations             $            0.18            0.16            0.33           0.80            0.93
  Less distributions from:
  Net investment income                        $            0.53            0.61           (0.09)         (0.33)          (0.44)
  Net realized and gains on investments        $            0.03            0.10           (0.03)         (0.05)             --
  Total distributions                          $            0.56            0.71           (0.12)         (0.38)          (0.44)
  Net asset value end of period                $           10.72           11.10           11.65          11.44           11.02
  TOTAL RETURN(2)                              %            1.63            1.38            2.84           7.24            8.84
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)            $         300,275         393,161         572,056        611,262         462,492
  Ratios to average net assets:
  Expenses                                     %            0.54            0.53            0.53           0.53            0.54
  Net investment income                        %            3.44            3.35            3.26           4.03            4.98
  Portfolio turnover rate                      %             219             197              91            169             117



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING LIQUID ASSETS PORTFOLIO


                                                                                      CLASS S
                                                  -------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------------------
                                                      2005             2004            2003              2002            2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period        $           1.00             1.00            1.00              1.00            1.00
  Income (loss) from investment operations:
  Net investment income                       $          0.028            0.009           0.007             0.014*          0.038
  Net realized and unrealized gain (loss)
    on investments                            $         (0.000)**        (0.000)*        (0.000)**             --              --
  Total from investment operations            $          0.028            0.009           0.007             0.014           0.038
  Less distributions from:
  Net investment income                       $          0.028            0.009           0.007(1)          0.014           0.038
  Total distributions                         $          0.028            0.009           0.007             0.014           0.038
  Net asset value, end of period              $           1.00             1.00            1.00              1.00            1.00
  TOTAL RETURN(1)                             %           2.78             0.92            0.75              1.43            3.85
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)           $        676,630          675,387         772,725         1,091,743       1,126,626
  Ratios to average net assets:
  Expenses                                    %           0.54             0.54            0.53              0.53            0.54
  Net investment income                       %           2.75             0.91            0.75              1.42            3.63



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

*    Amount is less than $0.001.

** Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO


                                                                                         CLASS S
                                                       ---------------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------------
                                                           2005            2004           2003          2002(1)           2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period              $         14.51           12.90           9.72          13.80            19.78
  Income (loss) from investment operations:
  Net investment income (loss)                      $          0.00*           0.01          (0.02)         (0.02)**          0.00*
  Net realized and unrealized gain (loss) on
    investments and foreign currencies              $          1.29            1.60           3.20          (4.06)           (5.98)
  Total from investment operations                  $          1.29            1.61           3.18          (4.08)           (5.98)
  Net asset value, end of period                    $         15.80           14.51          12.90           9.72            13.80
  TOTAL RETURN(2)                                   %          8.89           12.48          32.72         (29.57)          (30.23)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                 $       886,962         882,416        845,269        616,225        1,101,625
  Ratios to average net assets:
  Net expenses after brokerage commission recapture %          0.99            1.00           1.02           0.97             1.01
  Net expenses after reimbursement of unified fees
    and prior to brokerage commission recapture     %          1.01            1.03           1.04           1.04             1.01
  Gross expenses prior to brokerage commission
    recapture                                       %          1.01            1.03           1.04           1.04             1.01
  Net investment income (loss)                      %         (0.02)           0.04          (0.17)         (0.15)            0.01
  Portfolio turnover rate                           %            72              72             82            186               88



(1) Since December 14, 2002, Marsico Capital Management, LLC has served as Sub-Adviser for the ING Marsico Growth Portfolio. Prior to that date, the Series had been advised by another Sub-Adviser.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*    Amount is less than $0.005.
** Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO


                                                             CLASS S
                                                          ------------
                                                             MAY 2,
                                                           2005(1) TO
                                                          DECEMBER 31,
                                                              2005
----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period               $           10.00
  Income from investment operations:
  Net investment income                              $            0.02*
  Net realized and unrealized gain on investments    $            2.51
  Total from investment operations                   $            2.53
  Less distributions from:
  Net investment income                              $            0.01
  Net realized gains on investments                  $            0.16
  Total distributions                                $            0.17
  Net asset value, end of period                     $           12.36
  TOTAL RETURN(2)                                    %           25.35
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $         150,499
  Ratios to average net assets:
  Net expenses after expense reimbursement(3)(4)     %            0.93
  Gross expenses prior to expense reimbursement(3)   %            1.02
  Net investment income(3)(4)                        %            0.22
  Portfolio turnover rate                            %              73


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS MID CAP GROWTH PORTFOLIO


                                                                                          CLASS S
                                                         -------------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                         -------------------------------------------------------------------------
                                                             2005           2004           2003           2002            2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period               $          11.62          10.10           7.26          14.18           18.67
  Income (loss) from investment operations:
  Net investment loss                                $          (0.04)         (0.07)         (0.03)         (0.05)*         (0.10)
  Net realized and unrealized gain (loss) on
    investments and foreign currencies               $           0.40           1.59           2.87          (6.87)          (4.31)
  Total from investment operations                   $           0.36           1.52           2.84          (6.92)          (4.41)
  Less distributions from:
  Net realized gains on investments:                 $             --             --             --             --           (0.08)
  Total distributions                                $             --             --             --             --           (0.08)
  Net asset value, end of period                     $          11.98          11.62          10.10           7.26           14.18
  TOTAL RETURN(1)                                    %           3.10          15.05          39.12         (48.80)         (23.62)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $        630,058        764,301        743,049        522,323       1,133,396
  Ratios to average net assets:
  Net expenses after brokerage commission recapture
    and reimbursement of unified fee                 %           0.85           0.87           0.86           0.84            0.89
  Net expenses after reimbursement of unified fee
    and prior to brokerage commission recapture      %           0.88           0.89           0.90           0.90            0.89
  Gross expenses prior to brokerage commission
    recapture and reimbursement of unified fee       %           0.89           0.89           0.90           0.90            0.89
  Net investment loss                                %          (0.38)         (0.58)         (0.41)         (0.44)          (0.64)
  Portfolio turnover rate                            %             79             80             95            163              94


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MFS TOTAL RETURN PORTFOLIO


                                                                                       CLASS S
                                                      ----------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                          2005            2004            2003            2002            2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period              $        18.78           17.21           14.81           15.98           17.00
  Income (loss) from investment operations:
  Net investment income                             $         0.43*           0.41*           0.37*           0.44*           0.44
  Net realized and unrealized gain (loss) on
    investments and foreign currencies              $         0.10            1.50            2.11           (1.25)          (0.37)
  Total from investment operations                  $         0.53            1.91            2.48           (0.81)           0.07
  Less distributions from:
  Net investment income                             $         0.42            0.34            0.08            0.34            0.46
  Net realized gains on investments                 $         0.66              --              --            0.02            0.63
  Total distributions                               $         1.08            0.34            0.08            0.36            1.09
  Net asset value, end of period                    $        18.23           18.78           17.21           14.81           15.98
  TOTAL RETURN(1)                                   $         2.90           11.12           16.75           (5.10)           0.49
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                 $    1,465,066       1,483,814       1,326,168       1,026,503       1,002,724
  Ratios to average net assets:
  Net expenses after brokerage commission
    recapture and reimbursement of unified fees     %         0.89            0.88            0.89            0.89            0.89
  Net expenses after reimbursement of unified fees
    and prior to brokerage commission recapture     %         0.89            0.89            0.90            0.90            0.89
  Gross expenses prior to brokerage commission
    recapture and reimbursement of unified fees     %         0.89            0.89            0.90            0.90            0.89
  Net investment income                             %         2.32            2.42            2.41            2.82            2.88
  Portfolio turnover rate                           %           51              66              57              81             106


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS UTILITIES PORTFOLIO


                                                            CLASS S
                                                         ------------
                                                            MAY 2,
                                                          2005(1) TO
                                                         DECEMBER 31,
                                                             2005
---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period              $           10.07
  Income from investment operations:
  Net investment income                             $            0.10*
  Net realized and unrealized gain on investments   $            1.34
  Total from investment operations                  $            1.44
  Less distributions from:
  Net investment income                             $            0.08
  Net realized gains on investments                 $            0.23
  Total distributions                               $            0.31
  Net asset value, end of period                    $           11.20
  TOTAL RETURN(2)                                   %           14.25
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                 $         168,701
  Ratios to average net assets:
  Net expenses after expense reimbursement(3)       %            1.05
  Gross expenses prior to expense reimbursement     %            1.07
  Net investment income(3)                          %            1.31
  Portfolio turnover rate                           %             152


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING OPPENHEIMER MAIN STREET PORTFOLIO(R)


                                                                                          CLASS S
                                                         --------------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------------
                                                             2005            2004           2003          2002(1)          2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period             $            16.65           14.87          11.96          16.00           20.95
  Income (loss) from investment operations:
  Net investment income                            $             0.17*           0.16           0.11           0.07*           0.03
  Net realized and unrealized gain (loss) on
    investments and foreign currencies             $             0.78            1.75           2.83          (4.05)          (4.53)
  Total from investment operations                 $             0.95            1.91           2.94          (3.98)          (4.50)
  Less distributions from:
  Net investment income                            $             0.16            0.13           0.03           0.06            0.02
  Net realized gains on investments                $               --              --             --             --            0.43
  Total distributions                              $             0.16            0.13           0.03           0.06            0.45
  Net asset value, end of period                   $            17.44           16.65          14.87          11.96           16.00
  TOTAL RETURN(1)                                  %             5.73           12.88          24.57         (24.87)         (21.46)
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                $          559,041         624,376        644,823        563,470         871,059
  Ratios to average net assets:
  Net expenses after brokerage commission
    recapture and reimbursement of unified fees    %             0.89            0.86           0.84           0.84            0.89
  Net expenses after reimbursement of unified
    fees and prior to brokerage commission
    recapture                                      %             0.89            0.88           0.84           0.84            0.89
  Gross expenses prior to brokerage commission
    recapture and reimbursement of unified fees    %             0.89            0.89           0.90           0.90            0.89
  Net investment income                            %             1.01            0.87           0.86           0.57            0.15
  Portfolio turnover rate                          %               80             175            130            109              97


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO


                                                                                           CLASS S
                                                            ----------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                            ----------------------------------------------------------------------
                                                               2005           2004           2003          2002          2001(1)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year                      $       10.92          10.72          10.39          9.79           9.60
  Income (loss) from investment operations:
  Net investment income                                   $        0.35*          0.35*          0.41          0.36*          0.26
  Net realized and unrealized gain (loss) on
    investments, foreign currencies, futures, options
    and swaps                                             $       (0.08)          0.16           0.10          0.48          (0.02)
  Total from investment operations                        $        0.27           0.51           0.51          0.84           0.24
  Less distributions from:
  Net investment income                                   $        0.38           0.29           0.05          0.16             --
  Net realized gain on investments                        $        0.10           0.02           0.13          0.08           0.05
  Total distributions                                     $        0.48           0.31           0.18          0.24           0.05
  Net asset value, end of period                          $       10.71          10.92          10.72         10.39           9.79
  TOTAL RETURN(2)                                         %        2.46           4.78           4.84          8.68           2.46
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of year (000's)                         $   1,059,548        744,258        525,001       437,548        122,176
  Ratios to average net assets:
  Expenses                                                %        0.84           0.86           0.87          0.93           1.13
  Net investment income                                   %        3.23           3.21           3.55          3.56           3.30
  Portfolio turnover rate                                 %         760            279            402           605            745


(1) Since May 1, 2001, Pacific Investment Management Company has served as the Sub-Adviser of the ING PIMCO Core Bond Portfolio. Prior to that date, a different firm served as Sub-Adviser.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING PIMCO HIGH YIELD PORTFOLIO


                                                                 CLASS S
                                                      ------------------------------
                                                          YEAR        MAY 3, 2004(1)
                                                         ENDED             TO
                                                      DECEMBER 31,     DECEMBER 31,
                                                          2005            2004
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period           $           10.50           10.00
  Income (loss) from investment operations:
  Net investment income                          $            0.67*           0.42
  Net realized and unrealized gain (loss) on
    investments                                  $           (0.24)           0.48
  Total from investment operations               $            0.43            0.90
  Less distributions from:
  Net investment income                          $            0.70            0.40
  Net realized gains on investments              $            0.02              --
  Total distributions                            $            0.72            0.40
  Net asset value, end of period                 $           10.21           10.50
  TOTAL RETURN(2)                                %            4.33            9.24
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)              $         721,985         697,885
  Ratios to average net assets:
  Expenses(3)                                    %            0.75            0.74
  Net investment income(3)                       %            6.53            6.19
  Portfolio turnover rate                        %             102              50


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO


                                                             CLASS S
                                                          ------------
                                                             MAY 3,
                                                           2005(1) TO
                                                          DECEMBER 31,
                                                              2005
----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period               $           10.17
  Income from investment operations:
  Net investment income                              $            0.09*
  Net realized and unrealized gain on investments    $            0.82
  Total from investment operations                   $            0.91
  Less distributions from:
  Net investment income                              $            0.04
  Net realized gains on investments                  $            0.00**
  Total distributions                                $            0.04
  Net asset value, end of period                     $           11.04
  TOTAL RETURN(2)                                    %            8.99+
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $          82,505
  Ratios to average net assets:
  Net expenses after expense reimbursement(3)(4)     %            0.96
  Gross expenses prior to expense reimbursement(3)   %            1.00
  Net investment income(3)(4)                        %            1.27
  Portfolio turnover rate                            %              39


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.005.
+ In 2005, the Adviser fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio's investment guidelines. The impact on total return was 0.02% on Class S, and excluding this item, total return would have been 8.97%.

ING PIONEER MID CAP VALUE PORTFOLIO


                                                            CLASS S
                                                         ------------
                                                           APRIL 29,
                                                          2005(1) TO
                                                         DECEMBER 31,
                                                             2005
---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period              $           10.01
  Income from investment operations:
  Net investment income                             $            0.02
  Net realized and unrealized gain on investments   $            0.97
  Total from investment operations                  $            0.99
  Net asset value, end of period                    $           11.00
  TOTAL RETURN(2)                                   %            9.89
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                 $         671,732
  Ratios to average net assets:
  Expenses(3)                                       %            0.92
  Net investment income(3)                          %            0.62
  Portfolio turnover rate                           %              50


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO


                                                             CLASS S
                                                          ------------
                                                            JULY 29,
                                                           2005(1) TO
                                                          DECEMBER 31,
                                                              2005
----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                $          10.00
  Income from investment operations:
  Net investment income                               $           0.04
  Net realized and unrealized gain on investments     $           1.00
  Total from investment operations                    $           1.04
  Less distributions from:
  Net investment income                               $           0.04
  Net realized gains on investments                   $           0.19
  Total distributions                                 $           0.23
  Net asset value, end of period                      $          10.81
  TOTAL RETURN(2)                                     %          10.34
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $         27,276
  Ratios to average net assets:
  Net expenses after expense reimbursement(3)(4)      %           0.80
  Gross expenses prior to expense reimbursement(3)    %           1.04
  Net investment income(3)(4)                         %           0.99
  Portfolio turnover rate                             %             77


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING investments, LLC within three years of being incurred.

                      (This page intentionally left blank.)

                      (This page intentionally left blank.)

TO OBTAIN
MORE INFORMATION


A Statement of Additional Information, dated April 28, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.


To obtain free copies of the ING Investors Trust's annual and semi-annual reports and the Portfolios' Statement of Additional Information, or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, NE Washington, D.C. 20549-0102.


[ING LOGO]

                                                          SEC File No. 811-05629

04/28/05

ING INVESTORS TRUST


PROSPECTUS

APRIL 28, 2006

SERVICE CLASS

BALANCED FUNDS
ING FRANKLIN INCOME PORTFOLIO
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
ING UBS U.S. ALLOCATION PORTFOLIO

INTERNATIONAL/GLOBAL FUNDS
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (FORMERLY,
ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO)
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

STOCK FUNDS
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
ING FMR(SM) EARNINGS GROWTH PORTFOLIO
ING FMR(SM) SMALL CAP EQUITY PORTFOLIO

ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO

ING LORD ABBETT AFFILIATED PORTFOLIO (FORMERLY,
ING SALOMON BROTHERS INVESTORS PORTFOLIO)
ING MERCURY LARGE CAP GROWTH PORTFOLIO
ING MERCURY LARGE CAP VALUE PORTFOLIO (FORMERLY,
ING MERCURY FOCUS VALUE PORTFOLIO)

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
ING VAN KAMPEN REAL ESTATE PORTFOLIO
ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO (FORMERLY,
ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO)
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
GOLDMAN SACHS TOLLKEEPER(SM) IS A SERVICE MARK OF GOLDMAN, SACHS & CO.

FMR(SM) IS A SERVICE MARK OF FIDELITY MANAGEMENT & RESEARCH COMPANY.



NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]



THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE CLASS SHARES OF CERTAIN PORTFOLIOS OF ING INVESTORS TRUST. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE
INTRODUCTION
  ING Investors Trust                                                          2
  Advisers                                                                     2
  Portfolios and Sub-Advisers                                                  2
  Classes of Shares                                                            2
  Investing Through Your Variable Contract or Qualified Plan                   2
  Why Reading this Prospectus is Important                                     2

DESCRIPTION OF THE PORTFOLIOS
  ING AllianceBernstein Mid Cap Growth Portfolio                               3
  ING Capital Guardian Small/Mid Cap Portfolio                                 6
  ING Capital Guardian U.S. Equities Portfolio                                 9
  ING FMR(SM) Diversified Mid Cap Portfolio                                   12
  ING FMR(SM) Earnings Growth Portfolio                                       15
  ING FMR(SM) Small Cap Equity Portfolio                                      17
  ING Franklin Income Portfolio                                               19
  ING Goldman Sachs Tollkeeper(SM) Portfolio                                  21
  ING Lord Abbett Affiliated Portfolio                                        24
  ING Mercury Large Cap Growth Portfolio                                      27
  ING Mercury Large Cap Value Portfolio                                       30
  ING T. Rowe Price Capital Appreciation Portfolio                            33
  ING T. Rowe Price Equity Income Portfolio                                   37
  ING Templeton Global Growth Portfolio                                       40
  ING UBS U.S. Allocation Portfolio                                           43
  ING Van Kampen Equity Growth Portfolio                                      46
  ING Van Kampen Global Franchise Portfolio                                   49
  ING Van Kampen Growth and Income Portfolio                                  52
  ING Van Kampen Real Estate Portfolio                                        55
  ING Wells Fargo Mid Cap Disciplined Portfolio                               58
  ING Wells Fargo Small Cap Disciplined Portfolio                             61
PORTFOLIO FEES AND EXPENSES                                                   63

SUMMARY OF PRINCIPAL RISKS                                                    66

MORE INFORMATION
  Percentage and Rating Limitations                                           73
  A Word about Portfolio Diversity                                            73
  Additional Information about the Portfolios                                 73
  Non-Fundamental Investment Policies                                         73
  Temporary Defensive Positions                                               73
  Administrative Services                                                     73
  Portfolio Distribution                                                      74
  Service Fees                                                                74
  How ING Groep Compensates Entities
    Offering Our Portfolios as Investment
    Options in Their Insurance Products                                       74
  Interests of the Holders of Variable Contracts and Qualified Plans          75
  Pricing of Portfolio Shares                                                 75
  Purchase and Redemption of Shares                                           76
  Frequent Trading - Market Timing                                            76
  Portfolio Holdings Disclosure Policy                                        77
  Reports to Shareholders                                                     77
NET ASSET VALUE                                                               78

OVERALL MANAGEMENT OF THE TRUST
  Adviser                                                                     79
  Advisory Fee                                                                79

TAXES AND DISTRIBUTIONS                                                       80

PERFORMANCE                                                                   81

FINANCIAL HIGHLIGHTS                                                          83

TO OBTAIN MORE INFORMATION                                             Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

ADVISERS


Directed Services, Inc. ("DSI" or "Adviser") serves as the investment adviser to each of the Portfolios. Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSI is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.


PORTFOLIOS AND SUB-ADVISERS


ING AllianceBernstein Mid Cap Growth Portfolio - AllianceBernstein L.P.

ING Capital Guardian Small/Mid Cap Portfolio - Capital Guardian Trust Company ING Capital Guardian U.S. Equities Portfolio - Capital Guardian Trust Company ING FMR(SM) Diversified Mid Cap Portfolio - Fidelity Management & Research
 Company
ING FMR(SM) Earnings Growth Portfolio - Fidelity Management & Research Company ING FMR(SM) Small Cap Equity Portfolio - Fidelity Management & Research Company ING Franklin Income Portfolio - Franklin Advisers, Inc.

ING Goldman Sachs Tollkeeper(SM) Portfolio - Goldman Sachs Asset Management,
 L.P.

ING Lord Abbett Affiliated Portfolio - Lord, Abbett & Co. LLC
ING Mercury Large Cap Growth Portfolio - Mercury Advisors
ING Mercury Large Cap Value Portfolio - Mercury Advisors

ING T. Rowe Price Capital Appreciation Portfolio - T. Rowe Price Associates,
 Inc.

ING T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.
ING Templeton Global Growth Portfolio - Templeton Global Advisors Limited
ING UBS U.S. Allocation Portfolio - UBS Global Asset Management (Americas) Inc. ING Van Kampen Equity Growth Portfolio - Van Kampen
ING Van Kampen Global Franchise Portfolio - Van Kampen
ING Van Kampen Growth and Income Portfolio - Van Kampen
ING Van Kampen Real Estate Portfolio - Van Kampen

ING Wells Fargo Mid Cap Disciplined Portfolio - Wells Capital Management, Inc. ING Wells Fargo Small Cap Disciplined Portfolio - Wells Capital Management, Inc.


CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus. Class S shares are not subject to any sales load or Rule 12b-1 distribution fees.

INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN

Class S shares of the Portfolios may be offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolios. Class I shares, which are not offered in this Prospectus, also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.


Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, principal investment strategies and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO

SUB-ADVISER


AllianceBernstein L.P. ("AllianceBernstein")


INVESTMENT OBJECTIVE


Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests substantially all of its assets in high-quality common stocks that AllianceBernstein expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in common stock mid-capitalization companies. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For these purposes, mid-capitalization companies are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap(R) Growth Index. The market capitalizations of companies in the Russell Midcap(R) Growth Index ranged from $563 million to $18.4 billion as of December 31, 2005. The capitalization range of companies in the Russell Midcap(R) Growth Index will change with the markets and the Portfolio typically invests in common stocks with market capitalizations of between $1 billion and $15 billion at the time of purchase. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Portfolio also may:

     - write exchange-traded covered call options on up to 25% of its total assets;

     - enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

     - enter into futures contracts on securities indexes and options on such futures contracts.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                             SECURITIES LENDING RISK
                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these changes were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                         1996
                         1997
                         1998
                         1999      25.56
                         2000     (17.12)
                         2001     (13.73)
                         2002     (30.04)
                         2003      67.04
                         2004      19.53
                         2005       6.85

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  4th Quarter 1999:  25.08%
                         Worst: 3rd Quarter 2001: (26.22)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (For the periods ended December 31, 2005)



                                            1 YEAR    5 YEARS          10 YEARS
                                                                 (OR LIFE OF CLASS)
          CLASS S RETURN                      6.85%     5.18%          5.42%(1)
          Russell Midcap(R) Growth Index     12.10%     1.38%          6.31%(3)



(1)  Class S shares commenced operations on August 14, 1998.
(2) AllianceBernstein has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.
(3)  The Index return is for the period beginning August 1, 1998.


MORE ON THE SUB-ADVISER


AllianceBernstein is a leading global investment management firm supervising client accounts with assets totaling approximately $579 billion, as of December 31, 2005. AllianceBernstein provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. The principal address of AllianceBernstein is 1345 Avenue of the Americas New York, NY 10105.

As of December 31, 2005, AllianceBernstein Holding L.P. owns approximately 32.2% of the units of limited partnership interest in AllianceBernstein. AXA Financial, Inc. owns approximately 60.7% of the outstanding publicly traded AllianceBernstein Holding Units and approximately 1.8% of the outstanding AllianceBernstein Units, which, including the general partnership interests AllianceBernstein and AllianceBernstein Holding, represents a 61.1% economic interest in AllianceBernstein. AXA Financial, Inc. is a wholly owned subsidiary of AXA, one of the largest global financial services organizations.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Catherine Wood      Senior Vice President and portfolio manager,
                    AllianceBernstein, and Chief Investment Officer, Regent
                    Investor Services, a division of AllianceBernstein.

                    Ms. Wood joined AllianceBernstein in 2001 from Tupelo
                    Capital Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 19 years with Jennison Associates as a Director and portfolio manager, Equity Research Analyst and Chief Economist.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO

SUB-ADVISER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers small/mid cap companies to be companies that have total market capitalization within the range of companies included in the custom Russell 2800 Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000(R) Index and Russell Midcap(R) Index. These two indices added together represent the smallest 2800 companies in the Russell 3000(R) Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index. The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.


The Sub-Adviser is not constrained by a particular investment style and may invest in "growth" or "value" securities.

Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights. The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.


The Portfolio may hold American Depositary Receipts ("ADRs"), which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

The Portfolio may invest a portion of its assets in money market instruments and repurchase agreements.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                               OTC INVESTMENT RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                         1996     20.10
                         1997     10.32
                         1998     20.98
                         1999     50.61
                         2000    (18.17)
                         2001     (1.56)
                         2002    (25.43)
                         2003     40.36
                         2004      7.48
                         2005     (1.02)

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  4th Quarter 1999:  33.90%
                         Worst: 3rd Quarter 2001: (25.69)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - of the Russell Midcap(R) Index and custom Russell 2800 Index. The Russell Midcap(R) Index measures the performance of the Smallest 800 companies in the Russell 1000(R) Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000(R) and the Russell Midcap(R) Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000(R) Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap(R) Index is intended to be the comparative index for the Portfolio. The Russell Midcap(R) Index is a more appropriate comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (For the periods ended December 31, 2005)



                                     1 YEAR     5 YEARS        10 YEARS
                                                           (OR LIFE OF CLASS)
          CLASS S RETURN               (1.02)%     1.87%           8.03%
          Russell Midcap(R) Index      12.65%      8.45%          12.49%(2)
          Custom Russell 2800 Index    10.61%      8.39%          11.65%(2)



(1) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different sub-adviser. Prior to May 1, 2005, the Portfolio's strategy was to invest at least 80% of its assets in small-cap securities, as opposed to the current policy of small- and mid-cap securities.

(2)  The Index returns are for the period beginning January 1, 1996.


MORE ON THE SUB-ADVISER

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $157 billion in assets as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
----                   ---------------------------------------
James S. Kang          Mr. Kang is Vice President of Capital Guardian with
                       portfolio management responsibilities, and joined the
                       Capital Guardian organization in 1987.

Karen A. Miller        Ms. Miller is a Senior Vice President of Capital Guardian
                       with portfolio management responsibilities, and joined
                       the Capital Guardian organization in 1990.

Kathryn M. Peters      Ms. Peters is a Vice President of Capital Guardian with
                       portfolio management responsibilities. Prior to joining
                       the organization in 2001, Ms. Peters was a portfolio
                       manager and principal with Montgomery Asset Management,
                       LLC.

Theodore R. Samuels    Mr. Samuels is a Senior Vice President and Director of
                       Capital Guardian with portfolio management
                       responsibilities. He joined Capital Guardian in 1981.

Lawrence R. Solomon    Mr. Solomon is a Senior Vice President of Capital
                       Guardian with portfolio management responsibilities.
                       He joined Capital Guardian in 1987.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

SUB-ADVISER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of issuers located in the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When determining whether a company is located in the United States, the Sub-Adviser will consider such factors as the place of listing and the location of the issuer's incorporation and headquarters.

In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Sub-Adviser is not constrained by a particular investment style, and may invest in "growth" or "value" securities. Under normal conditions, the Portfolio can be expected to invest in companies with a market capitalization of greater than $1 billion at the time of purchase.


The Portfolio may hold American Depositary Receipts ("ADRs"), which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). The Portfolio may invest a portion of its assets in debt securities and cash equivalents.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                         1996
                         1997
                         1998
                         1999
                         2000
                         2001     (3.62)
                         2002    (23.79)
                         2003     36.75
                         2004      9.27
                         2005      6.19

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  2nd Quarter 2003:  18.43%
                         Worst: 3rd Quarter 2002: (19.48)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. It is not possible to invest directly in the S&P 500(R) Index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                        1 YEAR       5 YEARS       10 YEARS
                                                              (OR LIFE OF CLASS)
          CLASS S RETURN                  6.19%        3.11%        3.77%(1)
          S&P 500(R) Index                4.91%        0.54%       (0.28)%(3)



(1)  Class S shares commenced operations on February 1, 2000.

(2)  Capital Guardian has managed the Portfolio since February 1, 2000.

(3)  The Index return is for the period beginning February 1, 2000.


MORE ON THE SUB-ADVISER

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, has managed of the Portfolio since inception. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $157 billion in assets as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
----                   ---------------------------------------
Karen A. Miller        Ms. Miller is a Senior Vice President of Capital Capital
                       Guardian Inc. with portfolio management responsibilities.
                       She joined the Capital Guardian organization in 1990
                       where she served in various portfolio management
                       positions.

Michael R. Ericksen    Mr. Ericksen is a Senior Vice President and portfolio
                       manager. He joined the Capital Guardian organization in
                       1987 where he served in various capacities.

David Fisher           Mr. Fisher is Chairman of the Board of Capital Guardian
                       Group International, Inc. and Capital Guardian. He joined
                       the Capital Guardian organization in 1969 where he served
                       in various portfolio management positions.

Theodore Samuels       Mr. Samuels is a Senior Vice President and Director for
                       Capital Guardian, as well as a Director of Capital
                       International Research, Inc. He joined the Capital
                       Guardian organization in 1981 where he served in various
                       portfolio management positions.

Eugene P. Stein        Mr. Stein is Executive Vice President, a Director, a
                       portfolio manager, and Chairman of the Investment
                       Committee for Capital Guardian. He joined the Capital
                       Guardian organization in 1972 where he served in various
                       portfolio manager positions.

Terry Berkemeier       Mr. Berkemeier is a Senior Vice President of Capital
                       Guardian with portfolio management responsibilities. He
                       joined the Capital Guardian organization in 1992.

Alan J. Wilson         Mr. Wilson is a Director and Senior Vice President of
                       Capital Guardian with portfolio management
                       responsibilities. He is also an investment analyst for
                       Capital International Research, Inc. with portfolio
                       management responsibilities, specializing in U.S. oil
                       services and household products.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

SUB-ADVISER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.


The Sub-Adviser normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(R) Index or the Standard & Poor's MidCap 400 ("S&P MidCap 400") Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.


The Sub-Adviser may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Factors considered include growth potential, earnings estimates and management.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                         OTHER INVESTMENT COMPANIES RISK

                             PORTFOLIO TURNOVER RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                         1996
                         1997
                         1998
                         1999
                         2000
                         2001    (6.64)
                         2002   (19.34)
                         2003    33.47
                         2004    24.10
                         2005    16.90

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  4th Quarter 2001:  18.53%
                         Worst: 3rd Quarter 2002: (18.69)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the S&P MidCap 400 Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation. It is not possible to invest directly in the S&P MidCap 400 Index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                   1 YEAR       5 YEARS        10 YEARS
                                                           (OR LIFE OF CLASS)
          CLASS S RETURN            16.90%       7.83%          7.27%(1)
          S&P MidCap 400 Index      12.56%       8.60%          7.37%(2)



(1)  Class S shares commenced operations on October 2, 2000.

(2)  The Index return is for the period beginning October 1, 2000.


MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.


The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $1,207.7 billion in mutual fund assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Tom Allen           Vice President of FMR and portfolio manager of the Portfolio since February 2004.

                    Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) EARNINGS GROWTH PORTFOLIO

SUB-ADVISER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Seeks growth of capital over the long term.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Sub-Adviser invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK

                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


Since the Portfolio commenced operations on April 29, 2005, and therefore does not have a full calendar year at performance, annual performance information is not provided.


MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.


The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $1,207.7 billion in mutual fund assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Joseph W. Day       Vice President and portfolio manager

                    Mr. Day is portfolio manager to the Portfolio. Since joining
                    Fidelity Investments in 1984, Mr. Day has worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) SMALL CAP EQUITY PORTFOLIO

SUB-ADVISER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Sub-Adviser normally invests at least 80% of the Portfolio's assets in common stocks of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000(R) Index, the Standard & Poor's SmallCap 600 Index or companies within the Russell 1000(R) Index with market capitalizations less than $2.5 billion at the time of purchase. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with larger market capitalizations.


The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management, among others.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                         OTHER INVESTMENT COMPANIES RISK

                             PORTFOLIO TURNOVER RISK

                               SECURITIES LENDING
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005 annual performance information is not provided.


MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.


The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $1,207.7 billion in mutual fund assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Thomas Hense        Vice President and Portfolio Manager

                    Mr. Hense had managed the Portfolio since inception. Since joining Fidelity Investments in 1993, Mr. Hense had worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FRANKLIN INCOME PORTFOLIO

SUB-ADVISER

Franklin Advisers, Inc. ("Franklin")

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.


The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Sub-Adviser to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts ("ADRs").


The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the Portfolio's investment portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Sub-Adviser considers a variety of factors, including:

     -    the experience and managerial strength of the company;

     -    responsiveness to changes in interest rates and business conditions;

     -    debt maturity schedules and borrowing requirements;

     - the company's changing financial condition and market recognition of the change; and

     - a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK

                             MARKET AND COMPANY RISK

                               MARKET TRENDS RISK
                                  MATURITY RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                             SECURITIES LENDING RISK
                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005 annual performance information is not provided.


MORE ON THE SUB-ADVISER


The Adviser has engaged Franklin, One Franklin Parkway, San Mateo, California 04403-1905 to serve as Sub-Adviser to the ING Franklin Income Portfolio. Franklin is a wholly-owned subsidiary of Franklin Resources, Inc. As of December 31, 2005, Franklin and its affiliates had over $464 billion in assets under management.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Edward D. Perks     Mr. Perks is Vice President of Franklin and has managed the
                    Portfolio since its inception. Since 1994, Mr. Perks has
                    worked as a research analyst and portfolio manager at
                    Franklin. He joined Franklin in 1992.

Charles B. Johnson  Mr. Johnson has managed the Portfolio since its inception.
                    Since 2003, Mr. Johnson has served as Chairman of the Board of Franklin as well as Director of various Franklin
                    Templeton Funds. From 1969 to December 2003, Mr. Johnson served as the CEO of Franklin. He joined Franklin in 1957.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO


SUB-ADVISER

Goldman Sachs Asset Management, L.P. ("GSAM")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in equity investments in "Tollkeeper" companies, which are technology, media, and/or service companies believed to be high quality and that adopt or use technology to improve cost structure, revenue opportunities, and/or competitive advantage. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio seeks to achieve its investment objective by investing in equity investments of companies that the Sub-Adviser believes are well positioned to benefit from the proliferation of technology. In general, the Sub-Adviser defines a Tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The Sub-Adviser anticipates that Tollkeeper companies may increase revenue by increasing "traffic," or customers and sales, and raising "tolls," or prices, and margins. The Sub-Adviser does not define companies that are capital intensive, low margin businesses as Tollkeepers (although the Portfolio may invest in such companies as part of the Portfolio's 20% basket of securities which are not or may not be defined as Tollkeepers).

The Sub-Adviser believes that the characteristics of many Tollkeeper companies should enable them to grow consistently their businesses. Such characteristics include:

     -    Strong brand name;

     -    Dominant market share;

     -    Recurring revenue streams;

     -    Free cash flow generation;

     -    Long product life cycle;

     -    Enduring competitive advantage; and

     -    Excellent management.

The Internet is an example of a technology that the Sub-Adviser believes will drive growth for many Tollkeeper companies. The Internet's significant impact on the global economy has changed and is expected to continue to change the way many companies operate. Business benefits of the Internet may include global scalability, acquisition of new clients, new revenue sources, and increased efficiencies. Tollkeeper companies adopting Internet technologies to improve their business model include technology, media and service companies.

Due to its focus on technology, media and service companies, the Portfolio's investment performance will be closely tied to many factors that affect technology, media and service companies. These factors include intense competition, consumer preferences, problems with product compatibility and government regulation. Tollkeeper securities may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. As a result, the Portfolio's net asset value is more likely to have greater volatility than that of a portfolio that is more diversified or invests in other industries.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  INTERNET RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              PRICE VOLATILITY RISK

                                   SECTOR RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                   1996
                                   1997
                                   1998
                                   1999
                                   2000
                                   2001
                                   2002    (38.10)
                                   2003     40.97
                                   2004     11.48
                                   2005      1.91

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  2nd Quarter 2003:  19.08%
                         Worst: 2nd Quarter 2002: (26.15)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the NASDAQ Composite Index(SM). The NASDAQ Composite Index(SM) is a broad-based capitalization-weighted index that measures all NASDAQ(R) domestic and international based common type stocks listed on The NASDAQ Stock Market(R). It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                    1 YEAR         5 YEARS         10 YEARS
                                             (OR LIFE OF CLASS)
       CLASS S RETURN                1.91%        (5.64)%(1)         N/A
       NASDAQ Composite Index(SM)    2.12%         1.40%(2)          N/A



(1)  Class S shares commenced operations on May 1, 2001.

(2)  The Index return is for the period beginning May 1, 2001.


MORE ON THE SUB-ADVISER

GSAM, a wholly-owned subsidiary of The Goldman Sachs Group, Inc., serves as the Sub-Adviser to the Portfolio since May 1, 2001.

GSAM offers investment solutions to institutions and individuals worldwide. Our clients include pension plans, corporations, insurance companies, central banks, financial institutions, endowments, foundations, Taft-Hartley organizations/unions and high net worth individuals. In serving every client, our goal is to deliver strong, consistent investment results through innovative investment products and outstanding client service.


GSAM reported $526.4 billion in total assets under management and/or distribution as of December 31, 2005 (including seed capital and excluding assets under supervision).


The organization's strengths remain its commitment to outstanding research, disciplined investment processes, state-of-the-art risk management tools and the ability to attract and retain top investment talent.

The principal address of GSAM is 32 Old Slip, New York, NY 10005.

The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Steven M. Barry          Mr. Barry is a Managing Director, Chief Investment
                         Officer and senior portfolio manager of GSAM. He joined
                         GSAM as a portfolio manager in 1999. From 1988 to 1999,
                         Mr. Barry was a portfolio manager at Alliance Capital
                         Management.

Gregory H. Ekizian, CFA  Mr. Ekizian is a Managing Director, Co-Chief Investment
                         Officer and senior portfolio manager of GSAM. He joined
                         GSAM as a portfolio manager and Co-Chair of the Growth
                         Investment Committee in 1997. From 1990 to 1997, Mr.
                         Ekizian was a portfolio manager at Liberty and its predecessor firm, Eagle.

David G. Shell, CFA      Mr. Shell is a Managing Director, Chief Investment
                         Officer and senior portfolio manager of GSAM. He joined
                         GSAM as a portfolio manager in 1997. From 1987 to 1997,
                         Mr. Shell was a portfolio manager at Liberty and its
                         predecessor firm, Eagle.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LORD ABBETT AFFILIATED PORTFOLIO

SUB-ADVISER

Lord, Abbett & Co. LLC ("Lord Abbett")

INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is a secondary objective. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio invests primarily in equity securities of large, seasoned, U.S. and multinational companies that the Sub-Adviser believes are undervalued. Value stocks are stocks of companies that the Sub-Adviser believes the market undervalues according to certain financial measurements of their intrinsic worth or business prospects. The Sub-Adviser defines a large company as one having a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the Russell 1000(R) Index. As of December 31, 2005, the market capitalization range of the Russell 1000(R) Index was $563 million to $371.7 billion. This range may vary daily.


Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments for the Portfolio, the Sub-Adviser seeks to invest in securities of large, well-known companies selling at prices believed to be reasonable in relation to its assessment of their potential value. In selecting investments for the Portfolio, the Sub-Adviser looks for issuers that are "seasoned," meaning that the Sub-Adviser views them as established companies whose securities have gained a reputation for quality among investors and are liquid in the market.


The Portfolio may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts ("ADRs") and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments. The Portfolio's derivatives investments may include, but are not limited to, futures, forward contracts, swap agreements, warrants and rights. In addition, the Portfolio may buy and sell options on securities and securities indices for hedging or cross-hedging purposes or to seek to increase total return, and may sell covered call options on its portfolio securities in an attempt to increase income and to provide greater flexibility in the disposition of such securities.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                               MARKET TRENDS RISK
                             PORTFOLIO TURNOVER RISK

                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Sub-Adviser may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

         ING LORD ABBETT AFFILIATED PORTFOLIO - ANNUAL TOTAL RETURNS(1)

                                 1996
                                 1997
                                 1998
                                 1999
                                 2000
                                 2001     (4.27)
                                 2002    (22.98)
                                 2003     31.25
                                 2004      9.92
                                 2005

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  2nd Quarter 2003:  19.58%
                         Worst: 3rd Quarter 2002: (21.18)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Russell 1000(R) Value Index and the Standard & Poor's 500/Citigroup Value ("S&P/Citigroup Value") Index. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The S&P/Citigroup Value Index is an unmanaged index designed to track a value investing style consisting of those companies in the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index that have higher book-to-price risk index factor exposures and, as a consequence, higher book-to-price ratios. The Russell 1000(R) Value Index is intended to be the comparative index for the Portfolio. The Russell 1000(R) Value Index is a more appropriate index than the S&P 500/Citigroup Value Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                          1 YEAR    5 YEAR         10 YEARS
                                                              (OR LIFE OF CLASS)
          CLASS S RETURN                    5.48%     2.33%        4.26%(1)
          Russell 1000(R) Value Index       7.05%     5.28%        6.24%(3)
          S&P 500/Citigroup Value Index     5.84%     2.43%        3.64%(3)



(1)  Class S shares commenced operations on February 1, 2000.

(2) Lord, Abbett & Co., has managed the Portfolio since December 1, 2005. Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.

(3)  The Index returns are for the period beginning February 1, 2000.


MORE ON THE SUB-ADVISER


Lord Abbett, has served as Sub-Adviser to the Portfolio since December, 2005. The principal address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey 07302. As of December 31, 2005, Lord Abbett managed $101 billion in assets.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Eli M. Salzmann     Mr. Salzmann, Partner of Lord Abbett and Director of Large
                    Cap Value Equity Management, joined Lord Abbett in 1997.

Sholom Dinsky       Mr. Dinsky is a Partner and joined Lord Abbett in 2000 from
                    Prudential Investments, where he served as Managing Director of Prudential Asset Management.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY LARGE CAP GROWTH PORTFOLIO

SUB-ADVISER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Sub-Adviser believes have good prospects for earnings growth.

The Portfolio seeks to achieve its objective by investing at least 80% of its assets in common stock of companies the Sub-Adviser selects from among those which, at the time of purchase, are included in the Russell 1000(R) Growth Index. Using quantitative models that employ various factors, the Portfolio seeks to outperform the Russell 1000(R) Growth Index by investing in equity securities that the Sub-Adviser believes have above average earnings prospects. The Russell 1000(R) Growth Index (which consists of those Russell 1000(R) securities with a greater than average growth orientation) is a subset of the Russell 1000(R) Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary quantitative model that employs three filters in its initial screen: earnings momentum, earnings surprise and valuation. The Sub-Adviser looks for strong relative earnings growth, preferring internal growth and unit growth over growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined
- after the screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.


Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an "index" fund. In seeking to outperform the relevant benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:


     -    Relative prices to earnings and price to book ratios;

     -    Stability and quality of earnings momentum and growth;

     -    Weighted median market capitalization of the Portfolio; and

     - Allocation among the economic sectors of the Portfolio, as compared to the Russell 1000(R) Growth Index.


The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing interests in securities of foreign companies. The Portfolio may also invest in derivatives for hedging purposes and lend portfolio securities.


The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                               INTEREST RATE RISK
                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK
                             PORTFOLIO TURNOVER RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                  1996
                                  1997
                                  1998
                                  1999
                                  2000
                                  2001
                                  2002
                                  2003     26.96
                                  2004     11.10
                                  2005     10.31

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  4th Quarter 2004: 11.65%
                         Worst: 3rd Quarter 2004: (2.68)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                        1 YEAR         5 YEARS          10 YEARS
                                                  (OR LIFE OF CLASS)
          CLASS S RETURN                 10.31%          6.32%(1)          N/A
          Russell 1000(R) Growth Index    5.26%          4.38%(2)          N/A



(1)  Class S shares commenced operations on May 1, 2002.

(2)  The Index return is for the period beginning May 1, 2002.


MORE ON THE SUB-ADVISER

Fund Asset Management L.P. ("FAM") serves as the Sub-Adviser to the Portfolio. FAM does business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Mercury Advisors."


FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road Plainsboro, NJ 08536. FAM and its affiliates had over $538 billion in investment company and other portfolio assets under management as of December 31, 2005.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                      POSITION AND RECENT BUSINESS EXPERIENCE
----                      ---------------------------------------
Robert C. Doll, Jr., CFA  The Portfolio is managed by a team of investment professionals who participate in the team's research
                          process and stock selection. Mr. Doll, senior
                          investment professional and team leader, is
                          responsible for the setting and implementation of the
                          Portfolio's investment strategy and the day-to-day
                          management of its portfolio. He has been the portfolio
                          manager since inception. Mr. Doll has been the
                          President of Merrill Lynch Investment Managers, L.P.
                          ("MLIM") since 2001. He was Co-Head (Americas Region)
                          of MLIM from 1999 to 2000. Mr. Doll has been President
                          and a member of the Board of the funds advised by MLIM
                          and its affiliates since 2005.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY LARGE CAP VALUE PORTFOLIO

SUB-ADVISER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio will invest in securities that the Sub-Adviser determines are undervalued.

The Sub-Adviser selects for investment by the Portfolio equity securities of large-capitalization companies that are, at the time of purchase, within the marketcap range of companies included in the Russell 1000(R) Value Index. Using a multifactor quantitative model, the Portfolio seeks to outperform the Russell 1000(R) Value Index by investing in equity securities that the Sub-Adviser believes are selling at below normal valuations. The Russell 1000(R) Value Index (which consists of those Russell 1000(R) securities with lower price-to-book ratios and lower forecasted growth values) is a subset of the Russell 1000(R) Value Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary quantitative model that employs three filters in its initial screens: earnings momentum, earnings surprise and valuation. The Sub-Adviser looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined - if the Sub-Adviser believes a company is overvalued, it will not be considered for investment by the Portfolio. After the initial screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

     -    relative price-to-earnings and price-to-book ratios;

     -    stability and quality of earnings momentum and growth;

     - weighted median market capitalization of the Portfolio's investment portfolio;

     - allocation among the economic sectors of the Portfolio's investment portfolio as compared to the index; and

     -    weighted individual stocks within the index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign issuers, including securities of foreign issuers that are represented by American Depositary Receipts ("ADRs"). Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities." The Portfolio anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Portfolio may invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                             INVESTMENT MODELS RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               OTC INVESTMENT RISK

                             PORTFOLIO TURNOVER RISK

                     RESTRICTED AND ILLIQUID SECURITIES RISK
                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                  1996
                                  1997
                                  1998
                                  1999
                                  2000
                                  2001
                                  2002
                                  2003    31.22
                                  2004    11.52
                                  2005     5.31

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  2nd Quarter 2003: 17.73%
                         Worst: 3rd Quarter 2004: (3.99)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Russell 1000(R) Value Index and the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 1000(R) Value Index is a more appropriate index than the S&P 500(R) Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                         1 YEAR         5 YEARS         10 YEARS
                                                  (OR LIFE OF CLASS)
          CLASS S RETURN                   5.31%        7.46%(1)           N/A
          Russell 1000(R) Value Index      7.05%        8.81%(2)           N/A
          S&P 500(R) Index                 4.91%        6.00%(2)           N/A



(1)  Class S shares commenced operations on May 1, 2002.

(2)  The Index returns are for period beginning May 1, 2002.


MORE ON THE SUB-ADVISER

Fund Asset Management L.P. ("FAM") serves as the Sub-Adviser to the Portfolio. FAM does business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Mercury Advisors."


FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road Plainsboro, NJ 08536. FAM and its affiliates had over $538 billion in investment company and other portfolio assets under management as of December 31, 2005.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Robert C. Doll      Robert C. Doll, Jr., has been responsible for the day-to-day management of the Portfolio since August 2005 and has been
                    President of Merrill Lynch Investment Managers, L.P.
                    ("MLIM") since 2001. He was Co-Head (Americas Region) of
                    MLIM from 1999 to 2000. Prior to joining MLIM, he was Chief
                    Investment Officer of Oppenheimer Funds, Inc. in 1999 and an
                    Executive Vice President thereof from 1991 to 1999.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO

SUB-ADVISER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Over the long term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established companies the Sub-Adviser believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options, in pursuit of its asset allocation strategy. The Portfolio may invest up to 25% of its net assets in foreign equity securities.

The Portfolio's common stocks generally fall into one of two categories:

     - the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and

     - the smaller category is composed of opportunistic investments whose prices are expected by the Sub-Adviser to rise in the short term but not necessarily over the long term.

Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The Sub-Adviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Sub-Adviser's ability to find companies that meet valuation criteria rather than its market outlook.


Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.


In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Sub-Adviser may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or,

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

     (1) shares of the T. Rowe Price Reserve Investment Funds and T. Rowe Price Government Reserve Investment Funds internally managed money market funds of T. Rowe Price;

     (2)  U.S. government obligations;

     (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

     (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

     (5)  repurchase agreements.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 ALLOCATION RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK
                             SECURITIES LENDING RISK
                             SPECIAL SITUATIONS RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                           YEAR-BY-YEAR TOTAL RETURNS
                (For the periods ended December 31 of each year)

                         1996     16.36
                         1997     15.27
                         1998      5.89
                         1999      6.92
                         2000     21.97
                         2001      9.92
                         2002      0.48
                         2003     25.23
                         2004     16.61
                         2005      7.74

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  2nd Quarter 2003: 12.52%
                         Worst: 3rd Quarter 2002: (7.52)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of three broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index, the Lehman Brothers U.S. Government/Credit Bond Index and a composite index, of which 60% is comprised of the S&P 500(R) Index and 40% is comprise of the Lehman Brothers U.S. Government/Credit Bond ("60% S&P 500(R)/40% Lehman") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Lehman Brothers U.S. Government/Credit Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities. It is not possible to invest directly in the indices.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)



                                             1 YEAR     5 YEARS     10 YEARS
          CLASS S RETURN                       7.74%      11.68%       12.40%
          S&P 500(R) Index                     4.91%       0.54%        9.07%
          Lehman Brothers U.S. Government/
            Credit Bond Index                  2.37%       6.11%        6.17%
          60% S&P 500(R)/40%
            Lehman Index                       4.31%       1.68%        8.32%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2005, the firm and its affiliates managed over $269.5 billion in assets.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Stephen W. Boesel   Mr. Boesel is the Committee Chair of the Investment Advisory
                    Committee that manages the Portfolio. The Committee Chair
                    has the day-to-day responsibility for managing the
                    Portfolio. He works with the Committee in developing and
                    executing the Portfolio's investment program. Mr. Boesel has been Chairman of the Committee since August 2001 and he has been managing investments since joining T. Rowe Price in
                    1973.


Effective on or about June 30, 2006, Jeffrey Arricale and David Giroux will become Co-Chairmen of the Portfolio's Investment Advisory Committee. Mr. Arricale and Mr. Giroux each joined T. Rowe Price as investment analysts in 2001 and 1998, respectively. Both currently serve as Vice Presidents of T. Rowe Price and Investment Advisory Committee Members of the Portfolio.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

SUB-ADVISER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Substantial dividend income as well as long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The Sub-Adviser typically employs a "value" approach in selecting investments. The Sub-Adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Sub-Adviser generally looks for companies with the following:

     -    an established operating history;


     - above-average dividend yield relative to the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index;


     -    low price/earnings ratio relative to the S&P 500(R) Index;

     -    a sound balance sheet and other positive financial characteristics;
          and

     - low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.


While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Funds and T. Rowe Price Government Reserve Investment Funds internally managed money market funds of T. Rowe Price.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK

The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the Portfolio invests may reduce or eliminate its dividend.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                  1996      8.77
                                  1997     17.44
                                  1998      8.26
                                  1999     (0.72)
                                  2000     12.93
                                  2001      1.36
                                  2002    (13.19)
                                  2003     25.16
                                  2004     14.89
                                  2005      3.92

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  2nd Quarter 2003:  16.79%
                         Worst: 3rd Quarter 2002: (17.45)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (For the periods ended December 31, 2005)



                                     1 YEAR      5 YEARS       10 YEARS
          CLASS S RETURN              3.92%       5.62%          7.38%
          S&P 500(R) Index            4.91%       0.54%          9.07%



(1) T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different Sub-Adviser.


MORE ON THE SUB-ADVISER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2005, the firm and its affiliates managed approximately $269.5 billion in assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Brian Rogers        Mr. Rogers is the Committee Chair of the Investment Advisory
                    Committee that manages the Portfolio. He works with the
                    Committee in developing and executing the Portfolio's
                    investment program. Mr. Rogers has been Chairman of the
                    Committee since March 1999 and he has been managing
                    investments since joining T. Rowe Price in 1982.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING TEMPLETON GLOBAL GROWTH PORTFOLIO

SUB-ADVISER

Templeton Global Advisors Limited ("Templeton Global Advisors")

INVESTMENT OBJECTIVE

Capital appreciation. Current income is only an incidental consideration.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depositary receipts. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to 5% of its total assets in options and swap agreements. With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for the Portfolio, the Sub-Adviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins, and liquidation value.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                  1996      12.27
                                  1997      12.17
                                  1998      29.31
                                  1999      63.30
                                  2000     (14.56)
                                  2001     (11.91)
                                  2002     (20.18)
                                  2003      36.31
                                  2004      10.95
                                  2005       9.88

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  4th Quarter 1999:  47.69%
                         Worst: 3rd Quarter 2002: (20.00)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Morgan Stanley Capital International World ("MSCI World") Index(SM) and the Morgan Stanley Capital International All Country World ("MSCI All Country World") Index(SM). The MSCI World Index(SM) is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. The MSCI All Country World Index(SM) is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. The MSCI World Index(SM) is intended to be the comparative index for the Portfolio. The MSCI World Index(SM) is a more appropriate index than the MSCI All Country World Index(SM) for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (For the periods ended December 31, 2005)



                                           1 YEAR        5 YEARS       10 YEARS
                                                   (OR LIFE OF CLASS)
          CLASS S RETURN                     9.88%          3.16%         10.25%
          MSCI World Index(SM)              10.02%          2.64%          7.47%
          MSCI All Country World Index(SM)  11.37%          3.41%          7.44%



(1) Templeton Global Advisors has managed the Portfolio since December 5, 2005. Prior to December 5, 2005, the Portfolio was managed by Capital Guardian Trust Company and had different principal investment strategies. Capital Guardian Trust Company managed the Portfolio from February 1, 2000 through December 2, 2005. Performance prior to February 1, 2000 is attributable to a different Sub-Adviser.

MORE ON THE SUB-ADVISER

The Adviser has engaged Templeton Global Advisors, principally located at Lyford Cay, Nassau, Bahamas, to serve as Portfolio Manager to the Templeton Global Growth Portfolio. Templeton Global Advisors is an indirect wholly-owned subsidiary of Franklin Resources, Inc. As of December 31, 2005, Franklin and its affiliates had over $464 billion in assets under management.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Murdo Murchison, CFA     Mr. Murchison is Executive Vice President of Templeton
                         Global Advisors. He joined the firm in 1993 and has
                         served as the portfolio manager for ING Templeton
                         Global Growth Portfolio since 2005. Since 1993, he has
                         worked for Franklin Templeton Investments as a research
                         analyst and portfolio manager. Mr. Murchison is the
                         lead portfolio manager for the Portfolio and has served
                         as the lead portfolio manager of the Portfolio since
                         December 5, 2005.

The following individuals have secondary portfolio management responsibilities:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Jeffrey A. Everett, CFA  Mr. Everett is President of Templeton Global Advisors.
                         He has been employed by Templeton Global Advisors since
                         1989 and has held the roles of both a portfolio manager
                         and research analyst. He has served as a portfolio
                         manager of the Portfolio since December 5, 2005.

Lisa F. Myers, CFA       Ms. Myers is Vice President of Templeton Global
                         Advisors. She has been employed by Templeton Global
                         Advisors since 1996 and has held the roles of both a
                         portfolio manager and research analyst. She has served
                         as a portfolio manager of the Portfolio since December
                         5, 2005.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING UBS U.S. ALLOCATION PORTFOLIO

SUB-ADVISER

UBS Global Asset Management (Americas) Inc. ("UBS")

INVESTMENT OBJECTIVE

Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser allocates the Portfolio's assets among the following classes, or types, of investments: stocks, bonds, and short-term money market debt obligations. The stock class includes equity securities of all types, and the Sub-Adviser may purchase small, medium or large capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.

The Sub-Adviser uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Sub-Adviser may invest the Portfolio's assets in these classes by investing in other funds. Within the equity portion of the Portfolio, the Sub-Adviser generally selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Sub-Adviser's assessment of what a security is worth. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

In selecting fixed-income securities, the Sub-Adviser uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Sub-Adviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year. Fixed-income securities in which the Portfolio may invest will not have a maximum maturity limitation. The Portfolio may invest in both investment grade and high yield (lower-rated) securities or, if unrated, determined to be of comparable quality by the Sub-Adviser.

The Sub-Adviser's fixed-income strategy combines judgments about the absolute value of the fixed-income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed-income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Sub-Adviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

The Portfolio may invest in cash or cash equivalent instruments, including shares of an affiliated investment company.

The Sub-Adviser may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 ALLOCATION RISK
                                    CALL RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK
                         MID-CAPITALIZATION COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                                  1996
                                  1997
                                  1998
                                  1999
                                  2000
                                  2001      (6.52)
                                  2002     (14.77)
                                  2003      18.02
                                  2004      10.93
                                  2005       6.52

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  2nd Quarter 2003:  10.78%
                         Worst: 3rd Quarter 2002: (11.03)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of four broad measures of market performance - the Russell 3000(R) Index, the Lehman Brothers U.S. Aggregate Bond Index, the Merrill Lynch U.S. High Yield Cash Pay Index, and the 65% Russell 3000 / 30% Lehman Brothers U.S. Aggregate Bond / 5% Merrill Lynch U.S. High Yield Cash Pay (a composite index, of which 65% is comprised of the Russell 3000(R) Index, 30% is comprised of the Lehman Brothers U.S. Aggregate Bond Index and 5% is comprised of the Merrill Lynch High Yield Cash Pay Index). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                                1 YEAR      5 YEARS         10 YEARS
                                                                        (OR LIFE OF CLASS)
          CLASS S RETURN                          6.52%        2.13%          0.85%(1)
          Russell 3000(R) Index                   6.12%        1.58%         (0.30)%(3)
          Lehman U.S. Aggregate Bond Index        2.43%        5.87%          6.42%(3)
          Merrill Lynch U.S. High Yield Cash
           Pay Index                              2.81%        8.75%          7.50%(3)
          65% Russell 3000 / 30% Lehman U.S.
           Aggregate Bond / 5% Merrill Lynch
           U.S. High Yield Cash Pay Index         4.94%        3.22%          0.91%(3)



(1)  Class S shares commenced operations on October 2, 2000.


(2) UBS Global Asset Management (Americas) Inc. has managed the Portfolio since May 1, 2003. Performance prior to this date is attributable to a different Sub-Adviser.


(3)  The Index returns are for the period beginning October 1, 2000.


MORE ON THE SUB-ADVISER


UBS is the Sub-Adviser. UBS is a registered investment adviser principally located at One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2005, UBS had approximately $66.1 billion in assets under management.


UBS is an indirect wholly owned subsidiary of UBS AG, and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Brian D. Singer          Mr. Singer is the lead portfolio manager for the
                         Portfolio and has been employed by UBS since 1990.
                         During the past five years, he has served as the Chief
                         Investment Officer and Managing Director.


UBS' investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Mr. Singer has access to certain members of the U.S. Allocation investment management team, each of whom is allocated a specified portion of the Portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in the Portfolio. Mr. Singer, as coordinator, has responsibility for allocating the Portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the Portfolio to ensure its compliance with its stated investment objectives and strategies.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus borrowings for investment purposes). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio invests primarily in growth-oriented companies. The Portfolio may invest up to 25% of its assets in foreign securities, including up to 10% of its assets in emerging market securities. The Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the Sub-Adviser seeks those companies with the potential for strong free cash flow and compelling business strategies.


Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research, careful security selection and the continual monitoring of the Portfolio's investments.

The Portfolio generally follows a flexible investment program seeking attractive growth opportunities on an individual company basis. The portfolio management team focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The portfolio management team continually and rigorously studies company developments including business strategy and financial results. Valuation is viewed in the context of prospects for sustainable earnings and cash flow growth. The portfolio management team generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              EMERGING MARKET RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK


                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                  1996
                                  1997
                                  1998
                                  1999
                                  2000
                                  2001
                                  2002
                                  2003     23.65
                                  2004      7.34
                                  2005     15.04

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  2nd Quarter 2003: 12.14%
                         Worst: 3rd Quarter 2004: (4.66)%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                           1 YEAR        5 YEARS         10 YEARS
                                                    (OR LIFE OF CLASS)
          CLASS S RETURN                    15.04%         5.22%(1)         N/A
          Russell 1000(R) Growth Index       5.26%         4.38%(2)         N/A



(1)  Class S shares commenced operations on May 1, 2002.

(2)  The Index return is for the period beginning May 1, 2002.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen" is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $434.0 billion.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Dennis Lynch             Mr. Lynch, Managing Director, joined Van Kampen in 1998
                         and has 11 years of investment industry experience.
                         Mr. Lynch is the Portfolio's lead portfolio manager.

David Cohen              Mr. Cohen, Managing Director, joined Van Kampen in 1993
                         and has 19 years of investment industry experience.
                         Mr. Cohen serves as the co-portfolio manager and works
                         collaboratively with other team members to manage the
                         Portfolio.

Sam Chainani, CFA        Mr. Chainani, Executive Director, joined Van Kampen in
                         1996 and has nine years of investment industry
                         experience. Mr. Chainani serves as the co-portfolio
                         manager and works collaboratively with other team
                         members to manage the Portfolio.

Alexander Norton         Alexander Norton, Executive Director, joined Van Kampen
                         in 2000 and has maintained the Portfolio since July
                         2005. He has over 6 years investment industry
                         experience. Mr. Norton serves as the co-portfolio
                         manager and works collaboratively with the other team
                         members to manage the Portfolio.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any size. The Sub-Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities of issuers from a number of different countries, which may include the United States.

The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Adviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may fail to produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below:

                                  CURRENCY RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment to decline and

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                   1996
                                   1997
                                   1998
                                   1999
                                   2000
                                   2001
                                   2002
                                   2003    26.24
                                   2004    12.67
                                   2005    11.30

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  4th Quarter 2003: 15.51%
                         Worst: 1st Quarter 2003: (7.61)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International World ("MSCI World")Index(SM). The MSCI World IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                   1 YEAR          5 YEARS            10 YEARS
                                              (OR LIFE OF CLASS)
          CLASS S RETURN            11.30%           9.89%(1)            N/A
          MSCI World Index(SM)      10.02%           9.74%(2)            N/A



(1)  Class S shares commenced operations on May 1, 2002.

(2)  The Index return is for the period beginning May 1, 2002.


MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML") so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $434.0 billion.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Hassan Elmasry, CFA           Hassan is the lead portfolio manager
                              for the Global and American Franchise strategies.
                              He joined Morgan Stanley in 1995 and has 21 years
                              investment experience.

Ewa Borowska                  Ewa is a senior member of the investment team for
                              the Global and American Franchise strategies. She
                              joined Morgan Stanley in 1998. She has 14 years of
                              industry experience.

Michael Allison, CFA          Michael is a research analyst for the Global and
                              American Franchise strategies. He joined Morgan
                              Stanley in 2000 and has 8 years of investment
                              experience.

Paras Dodhia                  Paras is a research analyst for the Global and
                              American Franchise strategies. He joined Morgan
                              Stanley in 2002 and has 6 years of investment
                              experience.

Jayson Vowles                 Jayson is a research analyst for the Global and
                              American Franchise strategies. He joined Morgan
                              Stanley in 2003 and has 4 years of investment
                              experience.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Sub-Adviser seeks to achieve the Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's or by Moody's Investors Service, Inc. A more complete description of security ratings is contained in the Trust's Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Sub-Adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Sub-Adviser indicate that it is desirable to do so. The Portfolio may invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                         YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                 1996    20.65
                                 1997    29.82
                                 1998    14.13
                                 1999    15.88
                                 2000    (2.11)
                                 2001   (11.95)
                                 2002   (14.75)
                                 2003    27.87
                                 2004    14.12
                                 2005    10.07

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  4th Quarter 1998:  17.30%
                         Worst: 3rd Quarter 2002: (17.94)%



The table below provides some indication of the risks in investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index and the Russell 1000(R) Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 1000(R) Index consists of the 1000 largest companies in the Russell 3000(R) Index. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (For the periods ended December 31, 2005)



                                             1 YEAR       5 YEARS     10 YEARS
          CLASS S RETURN                     10.07%        3.81%        9.34%
          S&P 500(R) Index                    4.91%        0.54%        9.07%
          Russell 1000(R) Index               6.27%        1.07%        9.28%



(1) Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different sub-adviser.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $434.0 billion.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
James A. Gilligan, CFA     Mr. Gilligan, Managing Director, joined Van Kampen
                           in 1985 and is a member of the Equity Income Team.
                           He is the lead portfolio manager and is
                           responsible for the execution of the overall
                           strategy of the Portfolio. Mr. Gilligan has
                           managed the Portfolio since 2002.

James O. Roeder, CFA       Mr. Roeder, Executive Director, joined Van Kampen
                           in 1999 and is a member of the Equity Income Team.
                           He has managed the Portfolio since 2002.

Thomas Bastian, CFA        Mr. Bastian, Executive Director and a member of
                           the Equity Income Team, joined Van Kampen in 2003.
                           He has managed the Portfolio since 2003. From 2001
                           to 2003, Mr. Bastian was a portfolio manager with
                           Eagle Asset Management.

Sergio Marcheli            Mr. Marcheli, Vice President and portfolio manager
                           for the Separately Managed Account Strategies, has
                           managed the Portfolio since 2003. From 1995 to
                           2002, Mr. Marcheli was associated with Van Kampen
                           in a research capacity.

Vincent Vizachero, CFA     Mr. Vizachero, Vice President, joined Van Kampen
                           in 2001 and has managed the Portfolio since 2002.
                           Prior to 2001, Mr. Vizachero was an analyst at
                           Fidelity.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Capital appreciation. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation ("NASDAQ") System. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Sub-Adviser selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The Portfolio may invest more than 25% of its assets in any of the above sectors.

The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

     - equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;

     - financial institutions which issue or service mortgages, not to exceed 25% of total assets;

     - securities of companies unrelated to the real estate industry but which have significant real estate holdings believe to be undervalued;

     - high-yield debt securities and convertible bonds, not to exceed 20% of total assets;

     -    mortgage- and asset-backed securities; and

     -    covered options on securities and stock indexes.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

                                   SECTOR RISK
                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                         YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                 1996     35.30
                                 1997     22.79
                                 1998    (13.45)
                                 1999     (3.81)
                                 2000     30.99
                                 2001      8.14
                                 2002      0.20
                                 2003     37.73
                                 2004     37.77
                                 2005     16.78

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  4th Quarter 1996:  19.26%
                         Worst: 3rd Quarter 2002: (10.22)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Dow Jones Wilshire Real Estate Securities Index. The Dow Jones Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (For the periods ended December 31, 2005)



                                              1 YEAR        5 YEARS     10 YEARS
          CLASS S RETURN                       16.78%        19.13%       15.82%
          Dow Jones Wilshire Real Estate
           Securities Index                    14.06%        19.04%       15.15%



(1) On December 17, 2001, Van Kampen became the Sub-Adviser of the Portfolio. Performance prior to December 17, 2001 is attributable to a different Sub-Adviser.


MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $434.0 billion.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Theodore R. Bigman         Mr. Bigman, Managing Director, joined Van Kampen
                           in 1995 and has 18 years of investment experience.
                           He is Head of Global Real Estate, responsible for
                           Morgan Stanley Investment Management's real estate
                           securities investment management business. Mr.
                           Bigman is the Portfolio's lead portfolio manager
                           and has managed the Portfolio since 2001.

                           Mr. Bigman is supported by a team of five research analysts. Together, Mr. Bigman and the team determine investment strategy, establish asset-allocation frameworks, and direct the implementation of investment strategy.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO

SUB-ADVISER

Wells Capital Management, Inc. ("Wells Capital Management")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser defines mid-capitalization companies as those with market capitalizations within the range of companies comprising the Russell Midcap(R) Value Index ("Index") at the time of purchase. As of December 31, 2005, the market capitalization range of companies comprising the Index was $563 million to $18.1 billion, and is expected to change frequently.


The Portfolio invests in companies that the Sub-Adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. The Sub-Adviser identifies these companies through in-depth, first-hand research. The goal of this research is to identify companies that it believes are undervalued or have growth potential not currently reflected in their stock prices. The Portfolio may invest in any sector, and at times may emphasize one or more particular sectors.

The Portfolio also may invest up to 25% of its assets in foreign securities. In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.


The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                    CALL RISK
                              DEBT SECURITIES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.


[CHART]

                         YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                 1996    20.26
                                 1997    28.95
                                 1998    12.68
                                 1999    24.64
                                 2000   (15.22)
                                 2001   (12.98)
                                 2002   (29.26)
                                 2003    31.11
                                 2004    12.58
                                 2005     5.84

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  2nd Quarter 2003:  18.00%
                         Worst: 2nd Quarter 2002: (18.38)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Russell Midcap(R) Value Index and the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell Midcap(R) Value Index is a more appropriate index than the S&P 500(R) Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (For the periods ended December 31, 2005)



                                            1 YEAR        5 YEARS       10 YEARS
          CLASS S RETURN                      5.84%        (0.78)%         5.91%
          Russell Midcap(R) Value Index      12.65%        12.21%         13.65%
          S&P 500(R)Index                     4.91%         0.54%          9.07%



(1) Wells Capital Management has managed the Portfolio since August 29, 2005. Jennison Associates LLC managed the Portfolio from July 31, 2002 through August 28, 2005. Performance prior to July 31, 2002 is attributable to a different Sub-Adviser.


MORE ON THE SUB-ADVISER


Wells Capital Management is a registered investment adviser and a wholly owned subsidiary of Wells Fargo Bank, N.A. and was formed in 1986 from institutional investment teams that had been in place since 1991. The principal address of Wells Capital Management is 525 Market Street, 10th Floor, San Francisco, CA 94105. As of December 31, 2005, Wells Capital Management managed over $174 million in assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Robert J. Costomiris, CFA     Mr. Costomiris is the Managing Director and senior
                              portfolio manager for the Disciplined Value Equity
                              team of Wells Capital Management and has been
                              responsible for the day-to-day management of the
                              Portfolio since August 2005. Prior to joining
                              Wells Capital Management in 2005, he held the same
                              responsibilities at Strong Capital Management from
                              2001 through 2005. Prior to joining Strong Capital
                              Management, Mr. Costomiris spent 4 years as the
                              Director of Research at Thomson Horstmann & Bryant
                              in New Jersey and 4 years as a Senior Investment
                              Consultant at Hewitt Associates in Chicago,
                              Illinois. Mr. Costomiris is a member of the CFA
                              Institute and has earned the Chartered Financial
                              Analyst ("CFA") designation.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

SUB-ADVISER

Wells Capital Management

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500(TM) Index at the time of purchase. The range of the Russell 2500(TM) Index was $26 million to $10.8 billion, as of December 31, 2005. The market capitalization of companies in the index changes with market conditions and the composition of the index. The Portfolio may invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. The Portfolio may invest up to 25% of its total assets in foreign securities.


The Sub-Adviser seeks to take advantage of the market's attention on short-term prospects by focusing on indicators of a company's long-term success, such as balance sheets and underlying assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                EQUITY SECURITIES
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                                   SECTOR RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


Since the Portfolio commenced operations on November 30, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.


MORE ON THE SUB-ADVISER

Wells Capital Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net worth individuals.


The principal address of Wells Capital Management is 525 Market Street, San Francisco, California 94105. As of December 31, 2005, Wells Capital Management had over $174 million in total assets under management.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Robert J. Costomiris, CFA     Mr. Costomiris has managed the Portfolio since
                              inception. Mr. Costomiris joined Wells Capital
                              Management as a portfolio manager in 2005. Prior
                              to joining Wells Capital Management, he was a
                              portfolio manager at Strong Capital Management,
                              Inc. ("SCM") since April 2001. Prior to joining
                              SCM, he served as the Director of Research at
                              Thomson Horstmann & Bryant, a United Asset
                              Management affiliate that specializes in value
                              investing, from 1997 to 2001.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by the Class S of the Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2005 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                 CLASS S SHARES
                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                     DISTRIBUTION                                      TOTAL         WAIVERS,            NET
                        MANAGEMENT     (12b-1)      SHAREHOLDER         OTHER        OPERATING   REIMBURSEMENTS,      OPERATING
PORTFOLIO                  FEE           FEE        SERVICES FEE     EXPENSES(2)     EXPENSES    AND RECOUPMENTS       EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
ING AllianceBernstein
 Mid Cap Growth(2)            0.77%            --           0.25%           0.01%         1.03%               --           1.03%(3)
ING Capital Guardian
 Small/Mid Cap(2)             0.65%            --           0.25%           0.01%         0.91%               --           0.91%(3)
ING Capital Guardian
 U.S. Equities(2)             0.74%            --           0.25%           0.01%         1.00%               --           1.00%(3)
ING FMR(SM) Diversified
 Mid Cap(2)                   0.65%            --           0.25%           0.01%         0.91%               --           0.91%
ING FMR(SM) Earnings
 Growth                       0.58%            --           0.25%           0.15%(5)      0.98%            (0.05)%         0.93%
ING FMR(SM) Small Cap
 Equity                       0.75%            --           0.25%           0.20%(5)      1.20%               --           1.20%
ING Franklin Income           0.65%            --           0.25%           0.20%(5)      1.10%            (0.11)%(6)      0.99%
ING Goldman Sachs
 Tollkeeper(SM)(2)            1.35%            --           0.25%           0.01%         1.61%            (0.21)%(6)      1.40%
ING Lord Abbett
 Affiliated(2)                0.75%            --           0.25%             --          1.00%               --           1.00%
ING Mercury Large Cap
 Growth(2)                    0.80%            --           0.25%(7)        0.01%         1.06%            (0.05)%(4)      1.01%
ING Mercury Large Cap
 Value(2)                     0.80%            --           0.25%           0.02%         1.07%            (0.04)%(4)      1.03%
ING T. Rowe Price
 Capital Appreciation(2)      0.65%            --           0.25%             --          0.90%               --           0.90%
ING T. Rowe Price
 Equity Income(2)             0.65%            --           0.25%             --          0.90%               --           0.90%
ING Templeton Global
 Growth(2)                    0.93%            --           0.25%           0.01%         1.19%               --           1.19%
ING UBS U.S.
 Allocation(2)                0.75%            --           0.25%            --%          1.00%            (0.02)%(4)      0.98%(3)
ING Van Kampen Equity
 Growth(2)                    0.65%            --           0.25%           0.03%         0.93%            (0.02)%(4)      0.91%
ING Van Kampen Global
 Franchise(2)                 1.00%            --           0.25%             --          1.25%               --           1.25%
ING Van Kampen Growth
 and Income(2)                0.65%            --           0.25%             --          0.90%               --           0.90%(3)
ING Van Kampen Real
 Estate(2)                    0.65%            --           0.25%             --          0.90%               --           0.90%
ING Wells Fargo Mid
 Cap Disciplined(2)           0.65%            --           0.25%           0.01%         0.91%               --           0.91%(3)
ING Wells Fargo Small
 Cap Disciplined              0.77%            --           0.25%           0.21%(5)      1.23%            (0.11)%(6)      1.12%



(1) This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Because the Class S shares for ING FMR(SM) Earnings Growth and ING Wells Fargo Small Cap Disciplined Portfolios do not have a full calendar year of operations, operating expenses are based on estimated amounts for the current fiscal year. Operating expenses for the Class S shares of ING FMR(SM) Small Cap Equity and ING Franklin Income Portfolios are estimated as they had not commenced operations as of December 31, 2005. For all operating Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI as investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Effective January 1, 2005, the management fee structure for ING Templeton Global Growth Portfolio was revised.

(2) The Management Agreement between the Trust and its Adviser, DSI, provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
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(3) A portion of the brokerage commissions that the ING AllianceBernstein Mid Cap Growth, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING UBS U.S. Allocation, ING Van Kampen Growth and Income and ING Wells Fargo Mid Cap Disciplined Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the total "Net Operating Expenses" for each Portfolio for the year ended December 31, 2005 would have been 1.01%, 0.90%, 0.99%, 0.97%, 0.89% and 0.88%, respectively. This arrangement may be discontinued at any time.

(4) DSI, the Adviser, has contractually agreed to waive a portion of the advisory fee for ING Capital Guardian U.S. Equities, ING Mercury Large Cap Growth, ING Mercury Large Cap Value, ING UBS U.S. Allocation and ING Van Kampen Equity Growth Portfolios. Based upon net assets as of December 31, 2005, the advisory fee waiver for these Portfolios would equal 0.00%, 0.05%, 0.05%, 0.02% and 0.02% respectively. This expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

(5) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of ING FMR(SM) Earnings Growth, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios' average daily net assets, which is reflected in "Other Expenses." "Other Expenses" for ING FMR(SM) Earnings Growth and ING Wells Fargo Small Cap Disciplined Portfolios are estimated for the current fiscal year as they did not have a full calendar year of operations as of December 31, 2005. "Other Expenses" for ING FMR(SM) Small Cap Equity and ING Franklin Income Portfolios are estimated as they had not commenced operations as of December 31, 2005.

(6) DSI, the Adviser, has entered into written expense limitation agreements with certain Portfolios under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2007. For ING FMR(SM) Earnings Growth Portfolio, the expense limitation agreement will continue through at least May 1, 2008 while the expense limitation agreement for ING FMR(SM) Small Cap Equity, ING Franklin Income, ING Goldman Sachs Tollkeeper(SM) and ING Wells Fargo Small Cap Disciplined Portfolios will continue through at least May 1, 2007. Further, regarding ING Goldman Sachs Tollkeeper(SM) Portfolio, DSI has voluntarily agreed to waive its rights to recoupment for the period from January 1, 2005 through December 31, 2006. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.


(7) DSI, the Distributor, has entered into a written expense limitation agreement with the Trust with respect to ING Mercury Large Cap Growth Portfolio under which it will limit expenses of the Portfolio, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Shareholder Services Fee." The expense limitation agreement will continue through at least September 23, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

EXAMPLE The Example is intended to help you compare the cost of investing in Class S shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class S shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


PORTFOLIO                                                 1 YEAR     3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth                      $   105    $   328      $   569      $  1,259
ING Capital Guardian Small/Mid Cap                        $    93    $   290      $   504      $  1,120
ING Capital Guardian U.S. Equities                        $   102    $   318      $   552      $  1,225
ING FMR(SM) Diversified Mid Cap                           $    93    $   290      $   504      $  1,120
ING FMR(SM) Earnings Growth(1)                            $    95    $   307      $   537      $  1,197
ING FMR(SM) Small Cap Equity                              $   122    $   381      $   660      $  1,455
ING Franklin Income(1)                                    $   101    $   339      $   596      $  1,330
ING Goldman Sachs Tollkeeper(SM)(1)                       $   143    $   488      $   856      $  1,893
ING Lord Abbett Affiliated                                $   102    $   318      $   552      $  1,225
ING Mercury Large Cap Growth(1)                           $   103    $   332      $   580      $  1,290
ING Mercury Large Cap Value(1)                            $   105    $   336      $   586      $  1,302
ING T. Rowe Price Capital Appreciation                    $    92    $   287      $   498      $  1,108



(1) The Example numbers reflect the contractual expense limits for the one-year period and the first year of the three-, five-, and ten-year periods.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
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PORTFOLIO                                    1 YEAR     3 YEARS      5 YEARS      10 YEARS
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ING T. Rowe Price Equity Income              $    92    $  287       $   498      $  1,108
ING Templeton Global Growth                  $   121    $  378       $   654      $  1,443
ING UBS U.S. Allocation(1)                   $   100    $  316       $   551      $  1,223
ING Van Kampen Equity Growth(1)              $    93    $  294       $   513      $  1,141
ING Van Kampen Global Franchise              $   127    $  397       $   686      $  1,511
ING Van Kampen Growth and Income             $    92    $  287       $   498      $  1,108
ING Van Kampen Real Estate                   $    92    $  287       $   498      $  1,108
ING Wells Fargo Mid Cap Disciplined          $    93    $  290       $   504      $  1,120
ING Wells Fargo Small Cap Disciplined(1)     $   114    $  379       $   665      $  1,479


(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

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                           SUMMARY OF PRINCIPAL RISKS
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THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.


ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed income securities, and among various segments of markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BORROWING AND LEVERAGE RISK. A Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of the Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.


CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter- term securities.

DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in Depositary Receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannon make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.


INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by market industry.


INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.


INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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INITIAL PUBLIC OFFERINGS ("IPO") RISK. IPOs may be more volatile than other securities. IPOs may have a magnified impact on a Portfolio during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.


LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.


OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUSTS ("REITs") RISK. Investing in REITs may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

SECTOR RISK. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a Portfolio that has securities representing a broader range of investments.

SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

SOVEREIGN DEBT RISK. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

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SPECIAL SITUATIONS RISK. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

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PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings, limitations or debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus, unless specifically noted under the Portfolio's principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

FUNDAMENTAL INVESTMENT POLICIES


The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.

NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

TEMPORARY DEFENSIVE POSITIONS

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect a Portfolio. Instead, a Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.


ADMINISTRATIVE SERVICES

In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM)
Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios). DSI procures and pays for the services and information necessary for the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the

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Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.


DSI has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of Advisers, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING FMR(SM) Earnings Growth ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios. The administrative services performed by ING Funds Services on behalf of DSI and ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios, directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews that the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio ("Distributor"). It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


SERVICE FEES

The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Class S shares of each Portfolio of the Trust. The Agreement allows DSI, the distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares of the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the Portfolios. Under the Agreement, each Portfolio makes payments to DSI at an annual rate of 0.25% of the portfolio's average daily net assets attributable to its Class S shares.

Effective July 10, 2002, in connection with the implementation of the Multiple Class Plan, the management fee for those Portfolios that commenced operations prior to May 2002 was reduced by 0.25%, the same amount as the new service fee.

HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Advisers or Distributor, out of their own resources and without additional cost to the Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services

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that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.


The distributing broker-dealer for the Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS

Each Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, other investment companies and other investors as permitted by the diversification and other requirements under
Section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment options, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase

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order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and certain other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Fund's behalf.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as an investment option for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract or in the case of a Qualified Plan, the Plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio's and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

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Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made and in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

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                                 NET ASSET VALUE

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The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

     -  Securities of an issuer that has entered into a restructuring;

     -  Securities whose trading has been halted or suspended;

     - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

     -  Securities that are restricted as to transfer or resale.

The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

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                          MANAGEMENT OF THE PORTFOLIOS

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ADVISER

DSI, a New York corporation, serves as the adviser to each of the Portfolios. DSI has overall responsibility for the management of each of the Portfolios. DSI provides or oversees all investment advisory and portfolio management services for each of the Portfolios, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSI is registered with the SEC as an investment adviser and DSI is registered with the NASD as a broker-dealer.

DSI is an indirect, wholly-owned subsidiary of ING Groep (NYSE ING) ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2005, DSI managed over $22.3 billion in registered investment company assets. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSI, subject to the supervision of the Board, acts as a "manager-of-managers" for each of the Portfolios. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each of the Portfolios. DSI delegates to each of the Portfolio's Sub-Advisers the responsibility for investment management, subject to its oversight. DSI monitors the investment activities of the Sub-Advisers. From time to time, DSI also recommends the appointment of additional or replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC permiting DSI, with the approval of the Board, to replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Trust will notify shareholders of any change in the identity of a sub-adviser of a Portfolio of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.


MANAGEMENT FEE


DSI receives a monthly fee for its services based on the average daily net assets of each of the Portfolios (or the combined net assets of two or more Portfolios).


The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:


                                                                      ADVISORY FEES
PORTFOLIO                                                  (AS A % OF AVERAGE DAILY NET ASSETS)
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ING AllianceBernstein Mid Cap Growth                                         0.77%
ING Capital Guardian Small/Mid Cap                                           0.65%
ING Capital Guardian U.S. Equities                                           0.74%
ING FMR(SM) Diversified Mid Cap                                              0.74%
ING FMR(SM) Earnings Growth                                                  0.40%
ING FMR(SM) Small Cap Equity                                                 0.75%
ING Franklin Income                                                          0.65%
ING Goldman Sachs Tollkeeper(SM)                                             1.35%
ING Lord Abbett Affiliated                                                   0.74%
ING Mercury Large Cap Growth                                                 0.80%
ING Mercury Large Cap Value                                                  0.80%
ING T. Rowe Price Capital Appreciation                                       0.65%
ING T. Rowe Price Equity Income                                              0.65%
ING Templeton Global Growth                                                  0.96%
ING UBS U.S. Allocation                                                      0.74%
ING Van Kampen Equity Growth                                                 0.65%
ING Van Kampen Global Franchise                                              1.00%
ING Van Kampen Growth and Income                                             0.65%
ING Van Kampen Real Estate                                                   0.65%
ING Wells Fargo Mid Cap Disciplined                                          0.65%
ING Wells Fargo Small Cap Disciplined                                        0.75%



For information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2005. However, the discussion regarding ING FMR(SM) Small Cap Equity and ING Franklin Income Portfolios will be contained in the semi-annual shareholder report dated June 30, 2006.

--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a RIC, a Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or your tax adviser for information regarding taxes applicable to the Variable Contracts.

--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------


PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity Portfolio, ING Franklin Income Portfolio, ING Lord Abbett Affiliated Portfolio, ING Templeton Global Growth Portfolio, ING UBS U.S. Allocation Portfolio, ING Wells Fargo Mid Cap Disciplined Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by FMR, Franklin, ING IM, Lord Abbett, Templeton Global Advisors, UBS, Wells Capital Management.


While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.


The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.


The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2005, as well as a comparison with the performance of the applicable benchmarks.(1)


                                                                                                    10 YEARS
                                                                                                   (OR SINCE
                                                           1 YEAR       3 YEARS        5 YEARS     INCEPTION)
-------------------------------------------------------------------------------------------------------------
Franklin Income Fund - Class A (FKINX)                         1.85%        14.38%          8.3%          8.8%
(Comparable to ING Franklin Income Portfolio)
S&P 500(R) Index                                               7.58%         9.04%        14.82%        15.58%
Lehman Brothers Government/Credit Bond Index                   2.37%         3.74%         6.11%         6.17%

Lord Abbett Affiliated Fund - Class Y (LAFYX)                  3.61%        15.41%         2.98%         6.47%(2)
(Comparable to ING Lord Abbett Affiliated Portfolio)
Russell 1000(R) Value Index                                    7.05%        17.49%         5.28%        10.94%(3)
S&P 500/Citigroup Value Index                                  8.71%        17.69%         4.54%         9.43%(3)

Templeton Growth Fund - Class A (TEPLX)                        8.15%         18.9%         8.88%        10.74%
(Comparable to ING Templeton Global Growth Portfolio)
MSCI All Country World Index(SM)                              10.02%        19.26%         2.64%         7.47%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                                                              10 YEARS
                                                                                                              (OR SINCE
                                                                       1 YEAR       3 YEARS       5 YEARS     INCEPTION)
-----------------------------------------------------------------------------------------------------------------------
UBS U.S. Allocation Fund - Class Y (PWTYX)                               6.99%        15.37%         0.82%         9.63%
(Comparable to ING UBS U.S. Allocation Portfolio)
Russell 3000(R) Index                                                    6.12%         15.9%         1.58%          9.2%
Lehman Brothers Aggregate Bond Index                                     2.43%         3.62%         5.87%         6.16%
Merrill Lynch U.S. High Yield Cash Pay Only
  Constrained Index                                                      2.86%         13.1%         9.01%           --
65% Russell 3000/30%LBAB/5% Merrill Lynch
  High Yield Cash Pay Only Constrained Index                             4.93%        12.08%         3.53%           --

Wells Fargo Advantage Mid Cap Disciplined Fund - Class I (SMCDX)         7.92%        22.53%        12.78%        17.15%(4)
(Comparable to ING Wells Fargo Mid Cap
  Disciplined Portfolio)
Russell Midcap(R) Value Index                                           12.65%        24.38%        12.21%        13.65%(5)

Wells Fargo Advantage Small Cap Disciplined Fund - Class I (SCOVX)      (0.64)%       27.06%           --         18.12%(6)
(Comparable to ING Wells Fargo Small Cap
  Disciplined Portfolio)
Russell 2000(R) Value Index                                              4.71%        23.18%        13.55%        13.08%(7)



(1) The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The MSCI All Country World Index(SM) is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index. The Russell 2000(R) Value Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower than forecasted growth values. The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index including securities that are of investment-grade quality or better and have at least one year to maturity. The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-weighted index generally representative of intermediate and long-term government and investment grade corporate debt securities having maturities of greater than one year. The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States.
(2)  Portfolio commenced operations on March 27, 1998.
(3)  Index Return is for period beginning April 1, 1999.
(4)  Portfolio commenced operations on December 31, 1998.
(5)  Index Return is for period beginning January 1, 1999.
(6)  Portfolio commenced operations on March 28, 2002.
(7)  Index Return is for period beginning April 1, 2002.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. For the years ended December 31, 2005, 2004 and 2003, the financial information has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered public accounting firm.

For ING FMR(SM) Small Cap Equity and ING Franklin Income Portfolios, audited financial highlights are not available because these Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end).


ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO


                                                                              CLASS S
                                                --------------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                   2005            2004          2003          2002         2001
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $        17.81          14.90          8.92         12.75         14.78
 Income (loss) from investment operations:
 Net investment loss                         $        (0.11)*        (0.12)        (0.07)        (0.07)        (0.07)
 Net realized and unrealized gain
 (loss) on investments                       $         1.33           3.03          6.05         (3.76)        (1.96)
 Total from investment operations            $         1.22           2.91          5.98         (3.83)        (2.03)
 Net asset value, end of period              $        19.03          17.81         14.90          8.92         12.75
 TOTAL RETURN(1)                             %         6.85          19.53         67.04        (30.04)       (13.73)

RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (000's)           $      568,850        664,525       528,029       288,770       468,567
 Ratios to average net assets:
 Net expenses after brokerage
 commission recapture                        %         1.01           0.97          0.99          1.02          1.01
 Gross expenses prior to brokerage
 commission recapture                        %         1.03           1.03          1.04          1.05          1.01
 Net investment income (loss)                %        (0.66)         (0.79)        (0.68)        (0.69)        (0.53)
 Portfolio turnover rate                     %          103            126           111           159           211



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO


                                                                              CLASS S
                                                --------------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                   2005            2004          2003          2002(1)      2001
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $         11.79          10.99          7.84         10.53         10.71
 Income (loss) from investment operations:
 Net investment income                      $          0.05           0.02          0.02          0.02*         0.01
 Net realized and unrealized gain
 (loss) on investments                      $         (0.17)          0.80          3.14         (2.70)        (0.18)
 Total from investment operations           $         (0.12)          0.82          3.16         (2.68)        (0.17)
 Less distributions from:
 Net investment income                      $          0.02           0.02          0.01          0.01          0.01
 Total distributions                        $          0.02           0.02          0.01          0.01          0.01
 Net asset value, end of period             $         11.65          11.79         10.99          7.84         10.53
 TOTAL RETURN(1)                            %         (1.02)          7.48         40.36        (25.43)        (1.56)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
 Net assets, end of period (000's)          $       478,871        567,903       573,425       365,177       516,009
 Ratios to average net assets:
 Net expenses after brokerage
 commission recapture                       %          0.90           0.91          0.93          0.94          0.95
 Gross expenses prior to brokerage
 commission recapture                       %          0.91           0.92          0.94          0.95          0.95
 Net investment income                      %          0.41           0.20          0.28          0.28          0.16
 Portfolio turnover rate                    %            87             41            40            40            42



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO


                                                                              CLASS S
                                                --------------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                   2005            2004          2003          2002         2001
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $         11.54          10.58          7.74         10.18         10.58
 Income (loss) from investment operations:
 Net investment income                      $          0.05*          0.05          0.02          0.03*         0.01
 Net realized and unrealized gain
 (loss) on investments and foreign
 currencies                                 $          0.66           0.93          2.82         (2.45)        (0.39)
 Total from investment operations           $          0.71           0.98          2.84         (2.42)        (0.38)
 Less distributions from:
 Net investment income                      $          0.05           0.02          0.00*         0.02          0.02
 Net realized gain on investments           $            --             --            --            --          0.00**
 Total distributions                        $          0.05           0.02            --          0.02          0.02
 Net asset value, end of period             $         12.20          11.54         10.58          7.74         10.18
 TOTAL RETURN(1)                            %          6.19           9.27         36.75        (23.79)        (3.62)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $       608,300        662,965       575,864       301,376       282,049
 Ratios to average net assets:
 Net expenses after brokerage
 commission recapture(3)                    %          0.99           0.99          0.99          0.99          1.01
 Gross expenses prior to brokerage
 commission recapture(3)                    %          1.00           1.00          1.00          1.01          1.01
 Net investment income(3)                   %          0.42           0.44          0.30          0.33          0.17
 Portfolio turnover rate                    %            33             23            21            27            29



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents per share data for the period.
**   Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO


                                                                              CLASS S
                                                --------------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                   2005            2004          2003          2002         2001
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $         12.26           9.89          7.41          9.21          9.89
 Income (loss) from investment operations:
 Net investment income (loss)               $         (0.01)*        (0.03)         0.02          0.03*         0.02
 Net realized and unrealized gain
 (loss) on investments                      $          1.95           2.41          2.46         (1.81)        (0.68)
 Total from investment operations           $          1.94           2.38          2.48         (1.78)        (0.66)
 Less distributions from:
 Net investment income                      $            --           0.01          0.00**        0.02          0.02
 Net realized gains on investments          $          0.97             --            --            --            --
 Total distributions                        $          0.97           0.01            --          0.02          0.02
 Net asset value, end of period             $         13.23          12.26          9.89          7.41          9.21
 TOTAL RETURN(1)                            %         16.90          24.10         33.47        (19.34)        (6.64)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $       584,904        252,605       163,668        91,198        58,712
 Ratios to average net assets:
 Expenses                                   %          0.99           1.01          1.00          1.01          1.01
 Net investment income                      %         (0.06)         (0.30)         0.32          0.33          0.47
 Portfolio turnover rate                    %           186            151            93           106            89



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.


ING FMR(SM) EARNINGS GROWTH PORTFOLIO


                                                                                                         CLASS S
                                                                                                     ---------------
                                                                                                          MAY 4,
                                                                                                        2005(1) TO
                                                                                                       DECEMBER 31,
                                                                                                          2005
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of  period                                                           $             10.12
 Income from investment operations:
 Net investment income                                                                           $              0.02*
 Net realized and unrealized gain
 on investments                                                                                  $              0.48
 Total from investment operations                                                                $              0.50
 Less distributions from:
 Net investment income                                                                           $              0.01
 Net realized gains on
 investments                                                                                     $              0.02
 Total distributions                                                                             $              0.03
 Net asset value, end of period                                                                  $             10.59
 TOTAL RETURN(2)                                                                                 %              5.00

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                               $             9,662
 Ratios to average net assets:
 Net expenses after expense waiver(3)                                                            %              0.98
 Gross expenses prior to expense waiver(3)                                                       %              0.98
 Net investment income(3)                                                                        %              0.27
 Portfolio turnover rate                                                                         %               139



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO



                                                                                            CLASS S
                                                               -------------------------------------------------------------------
                                                                                                                         MAY 1,
                                                                              YEAR ENDED DECEMBER 31,                  2001(2) TO
                                                               ----------------------------------------------------   DECEMBER 31,
                                                                  2005          2004          2003         2002(1)        2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $         7.48          6.71          4.76          7.69          10.00
 Income (loss) from investment operations:
 Net investment loss                                       $        (0.06)        (0.04)        (0.06)        (0.10)         (0.06)
 Net realized and unrealized gain (loss) on
 investments                                               $         0.18          0.81          2.01         (2.83)         (2.25)
 Total from investment operations                          $         0.12          0.77          1.95         (2.93)         (2.31)
 Less distributions from:
 Net realized gains on investments                         $         0.38            --            --            --             --
 Total distributions                                       $         0.38            --            --            --             --
 Net asset value, end of period                            $         7.22          7.48          6.71          4.76           7.69
 TOTAL RETURN(3)                                           %         1.91         11.48         40.97        (38.10)        (23.10)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $       73,435        68,172        53,825        15,199          9,255
 Ratios to average net assets:
 Net expenses after reimbursement of unified fee(4)        %         1.40          1.61          1.85          1.86           1.85
 Gross expenses prior to reimbursement of unified fee      %         1.61          1.61          1.85          1.86           1.85
 Net investment loss(4)                                    %        (1.02)        (0.60)        (1.64)        (1.79)         (1.69)
 Portfolio turnover  rate                                  %           76            64            30            42             21


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

ING LORD ABBETT AFFILIATED PORTFOLIO


                                                                                            CLASS S
                                                               -----------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               -----------------------------------------------------------------
                                                                  2005          2004(1)       2003       2002(1)         2001
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $        11.48         10.51         8.02        10.50          11.06
 Income (loss) from investment operations:
 Net investment income                                     $         0.13*         0.14         0.10         0.09*          0.04
 Net realized and unrealized gain
 (loss) on investments                                     $         0.49          0.90         2.41        (2.50)         (0.52)
 Total from investment operations                          $         0.62          1.04         2.51        (2.41)         (0.48)
 Less distributions from:
 Net investment income                                     $         0.14          0.07         0.02         0.07           0.05
 Net realized and unrealized gain
 on investments                                            $           --            --           --           --           0.03
 Total distributions                                       $         0.14          0.07         0.02         0.07           0.08
 Net asset value, end of period                            $        11.96         11.48        10.51         8.02          10.50
 TOTAL RETURN(1)                                           %         5.48          9.92        31.25       (22.98)         (4.27)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $      176,644       210,577      139,825       94,986         95,347
 Ratios to average net assets:
 Expenses                                                  %         1.00          1.00         1.00         1.01           1.01
 Net investment income                                     %         1.10          1.34         1.24         1.03           0.78
 Portfolio turnover rate                                   %          141            36           40           42             39


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY LARGE CAP GROWTH PORTFOLIO


                                                                                  CLASS S
                                                               ------------------------------------------------------
                                                                                                            MAY 1,
                                                                       YEAR ENDED DECEMBER 31,            2002(1) TO
                                                               --------------------------------------    DECEMBER 31,
                                                                  2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $        10.48         10.22          8.05           10.00
 Income (loss) from investment operations:
 Net investment loss                                       $        (0.01)        (0.00)*       (0.02)          (0.01)**
 Net realized and unrealized gain (loss) on
 investments                                               $         1.09          1.12          2.19           (1.94)
 Total from investment operations                          $         1.08          1.12          2.17           (1.95)
 Less distributions from:
 Net realized gains on investments                         $           --          0.85            --              --
 Return of capital                                         $           --          0.01            --              --
 Total distributions                                       $           --          0.86            --              --
 Net asset value, end of period                            $        11.56         10.48         10.22            8.05
 TOTAL RETURN(2)                                           %        10.31         11.10         26.96          (19.50)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $      155,252        18,862        14,481           4,757
 Ratios to average net assets:
 Net expenses after reimbursement of unified fee(3)        %         1.01          1.05          1.05            1.05
 Gross expenses prior to reimbursement of unified fee(3)   %         1.06          1.05          1.05            1.05
 Net investment loss(3)                                    %        (0.27)        (0.01)        (0.27)          (0.09)
 Portfolio turnover rate                                   %          155           204           102              56



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*    Amount is less than $0.005.
** Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING MERCURY LARGE CAP VALUE PORTFOLIO


                                                                                  CLASS S
                                                               ------------------------------------------------------
                                                                                                            MAY 1,
                                                                       YEAR ENDED DECEMBER 31,            2002(1) TO
                                                               --------------------------------------    DECEMBER 31,
                                                                  2005          2004          2003          2002(2)
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $        11.69         10.98          8.45           10.00
 Income (loss) from investment operations:
 Net investment income                                     $         0.09          0.02          0.01            0.00*
 Net realized and unrealized gain (loss) on
 investments                                               $         0.53          1.24          2.62           (1.55)
 Total from investment operations                          $         0.62          1.26          2.63           (1.55)
 Less distributions from:
 Net investment income                                     $           --          0.03          0.01              --
 Net realized gain on investments                          $           --          0.52          0.09              --
 Total distributions                                       $           --          0.55          0.10              --
 Net asset value, end of period                            $        12.31         11.69         10.98            8.45
 TOTAL RETURN(2)                                           %         5.31         11.52         31.22          (15.50)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $       42,308        74,928        27,213           8,045
 Ratios to average net assets:
 Net expenses after reimbursement of unified fee(3)        %         1.03          1.05          1.05            1.05
 Gross expenses prior to reimbursement of unified fee      %         1.07          1.05          1.05            1.05
 Net investment income(3)                                  %         0.57          0.34          0.17            0.06
 Portfolio turnover rate                                   %          170            75            76              61


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


                                                                                          CLASS S
                                                               -----------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               -----------------------------------------------------------------
                                                                 2005            2004          2003          2002         2001
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $        24.50         21.36         17.13         17.50        16.62
 Income (loss) from investment operations:
 Net investment income                                     $         0.37*         0.32          0.26          0.38*        0.36
 Net realized and unrealized gain
 (loss) on investments and foreign currencies              $         1.46          3.22          4.06         (0.29)        1.28
 Total from investment operations                          $         1.83          3.54          4.32          0.09         1.64
 Less distributions from:
 Net investment income                                     $         0.33          0.24          0.07          0.26         0.37
 Net realized gains on investments                         $         0.87          0.16          0.02          0.20         0.39
 Total distributions                                       $         1.20          0.40          0.09          0.46         0.76
 Net asset value, end of period                            $        25.13         24.50         21.36         17.13        17.50
 TOTAL RETURN(1)                                           %         7.74         16.61         25.23          0.48         9.92

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $    2,318,302     1,917,252     1,413,027       994,912      688,506
 Ratios to average net assets:
 Net expenses after brokerage
 commission recapture                                      %         0.90          0.90          0.93         0.94         0.95
 Gross expenses prior to brokerage
 commission recapture                                      %         0.90          0.92          0.94         0.95         0.95
 Net investment income                                     %         1.50          1.76          1.73         2.13         2.65
 Portfolio turnover rate                                   %           23            21            12           16           23



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more approriately represents the per share data for the period.


ING T. ROWE PRICE EQUITY INCOME PORTFOLIO


                                                                                          CLASS S
                                                               -----------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               -----------------------------------------------------------------
                                                                 2005            2004        2003(1)       2002(1)      2001
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $         13.74         12.12          9.72         11.41       11.67
 Income (loss) from investment operations:
 Net investment income                                     $          0.21*         0.19          0.17          0.17        0.14
 Net realized and unrealized gain
 (loss) on investments                                     $          0.31          1.61          2.27         (1.68)       0.01
 Total from investment operations                          $          0.52          1.80          2.44         (1.51)       0.15
 Less distributions from:
 Net investment income                                     $          0.16          0.11          0.03          0.12        0.14
 Net realized gain on investments                          $          0.32          0.07          0.01          0.06        0.27
 Total distributions                                       $          0.48          0.18          0.04          0.18        0.41
 Net asset value, end of period                            $         13.78         13.74         12.12          9.72       11.41
 TOTAL RETURN(1)                                           %          3.92         14.89         25.16        (13.19)       1.36

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $     1,067,106       978,340       658,866       418,276     426,726
 Ratios to average net assets:
 Net expenses after brokerage commission recapture and
 reimbursement of unified fees                             %          0.90          0.91          0.93          0.93        0.95
 Net expenses after reimbursement of unified fees and
 prior to brokerage commission recapture                   %          0.90          0.92          0.94          0.95        0.95
 Gross expenses before brokerage commission recapture
 and reimbursement of unified fees                         %          0.90          0.92          0.94          0.95        0.95
 Net investment income                                     %          1.53          1.52          1.68          1.58        1.43
 Portfolio turnover rate                                   %            18            16            12            23          16


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more approriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING TEMPLETON GLOBAL GROWTH PORTFOLIO


                                                                                          CLASS S
                                                               -----------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               -----------------------------------------------------------------
                                                                 2005(1)         2004          2003          2002         2001
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $        12.48         11.30          8.29         10.40        11.82
 Income (loss) from investment operations:
 Net investment income (loss)                              $         0.09          0.05          0.03          0.02*        0.00**
 Net realized and unrealized gain
 (loss) on investments and foreign currencies              $         1.13          1.19          2.98         (2.12)       (1.41)
 Total from investment operations                          $         1.22          1.24          3.01         (2.10)       (1.41)
 Less distributions from:
 Net investment income                                     $         0.09          0.06            --          0.00*        0.01
 Return of capital                                         $           --            --            --          0.01           --
 Total distributions                                       $         0.09          0.06            --          0.01         0.01
 Net asset value, end of period                            $        13.61         12.48         11.30          8.29        10.40
 TOTAL RETURN(2)                                           %         9.88         10.95         36.31        (20.18)      (11.91)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $      380,403       389,945       358,796       226,961      255,251
 Ratios to average net assets:
 Net expenses after brokerage
 commission recapture                                      %         1.22          1.26          1.25          1.25         1.26
 Gross expenses prior to brokerage
 commission recapture                                      %         1.22          1.26          1.26          1.26         1.26
 Net investment income (loss)                              %         0.67          0.45          0.38          0.20        (0.01)
 Portfolio turnover rate                                   %          109            28            23            36           30



(1) Since December 5, 2005, Templeton Global Advisors Limited has served as Sub-Adviser of the ING Templeton Global Growth Portfolio. Capital Guardian Trust Company served as Sub-Adviser of the ING Capital Guardian Managed Global Portfolio from February 1, 2000 to December 4, 2005. Prior to that date, a different firm served as Sub-Adviser.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.


ING UBS U.S. ALLOCATION PORTFOLIO


                                                                                          CLASS S
                                                               -----------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               -----------------------------------------------------------------
                                                                 2005            2004          2003          2002         2001
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $          9.53          8.65          7.33          8.71        9.40
 Income (loss) from investment operations:
 Net investment income                                     $          0.13*         0.11          0.09          0.09*       0.03
 Net realized and unrealized gain
 (loss) on investments                                     $          0.49          0.83          1.23         (1.38)      (0.64)
 Total from investment operations                          $          0.62          0.94          1.32         (1.29)      (0.61)
 Less distributions from:
 Net investment income                                     $          0.13          0.06          0.00**        0.09        0.08
 Total distributions                                       $          0.13          0.06          0.00          0.09        0.08
 Net asset value, end of period                            $         10.02          9.53          8.65          7.33        8.71
 TOTAL RETURN(1)                                           %          6.52         10.93         18.02        (14.77)      (6.52)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $       124,059       102,356        68,691        47,394      51,723
 Ratios to average net assets:
 Net expenses after reimbursement of unified fee and
 brokerage commission recapture                            %          0.97          1.01          1.01          1.01        1.01
 Net expenses after reimbursement of unified fee and
 prior to brokerage commission recapture                   %          0.98          1.01          1.01          1.01        1.01
 Gross expenses prior to reimbursement of unified
 fee and brokerage commission recapture                    %          1.00          1.01          1.01          1.01        1.01
 Net investment income                                     %          1.33          1.65          1.38          1.11        1.50
 Portfolio turnover rate                                   %           104           106           203           126          50


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the average share method, which more appropriately represents per share data for the period.
**   Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO


                                                                                  CLASS S
                                                               ------------------------------------------------------
                                                                                                            MAY 1,
                                                                       YEAR ENDED DECEMBER 31,            2002(1) TO
                                                               --------------------------------------    DECEMBER 31,
                                                                  2005          2004          2003           2002
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $        10.31          9.65          7.89           10.00
 Income (loss) from investment operations:
 Net investment income (loss)                              $        (0.02)         0.04          0.01            0.01*
 Net realized and unrealized gain (loss) on
 investments                                               $         1.57          0.67          1.85           (2.11)
 Total from investment operations                          $         1.55          0.71          1.86           (2.10)
 Less distributions from:
 Net investment income                                     $         0.04            --          0.00**          0.01
 Net realized gains on investments                         $           --          0.05          0.10              --
 Total distributions                                       $         0.04          0.05          0.10            0.01
 Net asset value, end of period                            $        11.82         10.31          9.65            7.89
 TOTAL RETURN(2)                                           %        15.04          7.34         23.65          (21.05)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $       61,289        40,272        29,803           6,334
 Ratios to average net assets:
 Net expenses after reimbursement of expenses(3)           %         0.91          0.90          1.02            1.00
 Gross expenses prior to reimbursement of
 expenses(3)                                               %         0.93          0.90          1.02            1.00
 Net investment income(3)                                  %        (0.16)         0.44          0.06            0.13
 Portfolio turnover rate                                   %           84           170           120             113



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.


ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


                                                                                  CLASS S
                                                               ------------------------------------------------------
                                                                                                            MAY 1,
                                                                       YEAR ENDED DECEMBER 31,            2002(1) TO
                                                               --------------------------------------    DECEMBER 31,
                                                                  2005          2004(1)       2003           2002
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $        12.63         11.21          8.93           10.00
 Income (loss) from investment operations:
 Net investment income                                     $         0.18*         0.13*         0.09            0.04*
 Net realized and unrealized gain (loss) on investments
 and foreign currencies                                    $         1.24          1.29          2.25           (1.11)
 Total from investment operations                          $         1.42          1.42          2.34           (1.07)
 Less distributions from:
 Net investment income                                     $         0.03            --            --              --
 Net realized gains on investments                         $         0.14            --          0.00**            --
 Return of capital                                         $           --            --          0.06              --
 Total distributions                                       $         0.17            --          0.06              --
 Net asset value, end of period                            $        13.88         12.63         11.21            8.93
 TOTAL RETURN(2)                                           %        11.30         12.67         26.24          (10.70)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $      214,349       117,026        58,098          19,133
 Ratios to average net assets:
 Expenses(3)                                               %         1.25          1.25          1.25            1.25
 Net investment income(3)                                  %         1.35          1.20          1.35            0.70
 Portfolio turnover rate                                   %           17             9             9              33


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO


                                                                                          CLASS S
                                                               -----------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               -----------------------------------------------------------------
                                                                 2005            2004          2003        2002(1)        2001
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $        24.85         21.98        17.23        20.41          23.53
 Income (loss) from investment operations:
 Net investment income                                     $         0.36*         0.27         0.23         0.20*          0.07
 Net realized and unrealized gain
 (loss) on investments                                     $         2.12          2.83         4.57        (3.21)         (2.89)
 Total from investment operations                          $         2.48          3.10         4.80        (3.01)         (2.82)
 Less distributions from:
 Net investment income                                     $         0.26          0.23         0.05         0.17           0.06
 Net realized gain on investments                          $           --            --           --           --           0.24
 Total distributions                                       $         0.26          0.23         0.05         0.17           0.30
 Net asset value, end of period                            $        27.07         24.85        21.98        17.23          20.41
 TOTAL RETURN(2)                                           %        10.07         14.12        27.87       (14.75)        (11.95)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $      852,319       825,240      759,747      599,841        793,601
 Ratios to average net assets:
 Net expenses after brokerage commission recapture         %         0.89          0.90         0.90         0.91           0.95
 Gross expenses prior to brokerage commission recapture    %         0.90          0.92         0.94         0.95           0.95
 Net investment income                                     %         1.33          1.13         1.25         1.08           0.33
 Portfolio turnover rate                                   %           39            52           62          153             36



(1) Since January 30, 2002, Van Kampen has served as Sub-Adviser for the ING Van Kampen Growth and Income Portfolio. Prior to that date, a different firm servced as Sub-Adviser.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.


ING VAN KAMPEN REAL ESTATE PORTFOLIO


                                                                                          CLASS S
                                                               -----------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               -----------------------------------------------------------------
                                                                 2005            2004        2003(1)      2002(1)       2001(1)
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $         27.61         20.46        14.97        15.64         15.21
 Income (loss) from investment operations:
 Net investment income                                     $          0.47+*        0.71         0.78*        0.73*         0.70
 Net realized and unrealized gain
 (loss) on investments                                     $          4.07          7.01         4.86        (0.71)         0.53
 Total from investment operations                          $          4.54          7.72         5.64         0.02          1.23
 Less distributions from:
 Net investment income                                     $          0.31          0.35         0.03         0.44          0.59
 Net realized gains on investments                         $          0.86          0.22         0.12         0.25          0.21
 Total distributions                                       $          1.17          0.57         0.15         0.69          0.80
 Net asset value, end of period                            $         30.98         27.61        20.46        14.97         15.64
 TOTAL RETURN(2)                                           %         16.78         37.77        37.73         0.20          8.14

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $       983,628       572,066      341,126      194,207       130,643
 Ratios to average net assets:
 Expenses                                                  %          0.90          0.91         0.93         0.95          0.95
 Net investment income                                     %          1.58+         3.93         4.67         4.56          5.35
 Portfolio turnover rate                                   %            24            18           12           27            81


(1) Since December 17, 2001, Van Kampen has served as Sub-Adviser for the ING Van Kampen Real Estate Portfolio. Prior to that date, a different firm served as Sub-Adviser.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

++ Effective January 1, 2006, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.42, increase net realized and unrealized gain on investments $0.42 and decrease the ratio of net investment to average net assets from 3.21% to 1.86% on Class I.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO


                                                                                          CLASS S
                                                               -----------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               -----------------------------------------------------------------
                                                                 2005(1)          2004        2003         2002(1)         2001
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $         14.75         13.14        10.03        14.20         16.33
 Income (loss) from investment operations:
 Net investment income (loss)                              $          0.08*         0.09         0.04         0.02*         0.01
 Net realized and unrealized gain
 (loss) on investments                                     $          0.77          1.56         3.08        (4.17)        (2.13)
 Total from investment operations                          $          0.85          1.65         3.12        (4.15)        (2.12)
 Less distributions from:
 Net investment income                                     $          0.09          0.04         0.01         0.02          0.01
 Total distributions                                       $          0.09          0.04         0.01         0.02          0.01
 Net asset value, end of period                            $         15.51         14.75        13.14        10.03         14.20
 TOTAL RETURN(2)                                           %          5.84         12.58        31.11       (29.26)       (12.98)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                           $       284,655       322,510      340,331      287,276       450,704
 Ratios to average net assets:
 Net expenses after brokerage commission recapture         %          0.88          0.88         0.89         0.87          0.95
 Gross expenses prior to brokerage commission recapture    %          0.91          0.92         0.94         0.95          0.95
 Ratio of net investment income (loss) to average
 net assets                                                %          0.53          0.58         0.33         0.20          0.09
 Portfolio turnover rate                                   %           176            90          106          158            40



(1) Since August 29, 2005, Wells Capital Management has served as the Portfolio Manager for the ING Wells Fargo Mid Cap Disciplined Portfolio. Jennison Associates, LLC served as the Sub-Adviser for the ING Jennison Equity Opportunities Portfolio from August 1, 2002 to August 28, 2005. Prior to that date, a different firm served as Sub-Adviser. Along with this change was a name change from Capital Appreciation Series to ING Jennison Equity Opportunity Portfolio.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO


                                                                                                              CLASS S
                                                                                                          ---------------
                                                                                                            NOVEMBER 30,
                                                                                                             2005(1) TO
                                                                                                            DECEMBER 31,
                                                                                                               2005
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                                 $             10.00
 Income from investment operations:
 Net investment loss                                                                                  $             (0.01)
 Net realized and unrealized loss on investments                                                      $             (0.26)
 Total from investment operations                                                                     $             (0.27)
 Net asset value, end of period                                                                       $              9.73
 TOTAL RETURN(2)                                                                                      %             (2.70)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                                    $             4,939
 Ratios to average net assets:
 Net expenses after expense waiver(3)                                                                 %              1.12
 Gross expenses prior to expense waiver(3)                                                            %              1.53
 Net investment loss(3)                                                                               %             (1.10)
 Portfolio turnover rate                                                                              %                 1


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

                      (This page intentionally left blank.)

TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated April 28 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' is available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.


To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258, call (800) 366-0066, or visit our website at www.ingfunds.com.


Information about the ING Investor's Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investor's Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, NE Washington, D.C. 20549-0102.

[ING LOGO]


04/28/06

                                                          SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2006

SERVICE 2 CLASS

BALANCED FUND

ING MFS TOTAL RETURN PORTFOLIO

BOND FUNDS
ING LIMITED MATURITY BOND PORTFOLIO
ING PIMCO CORE BOND PORTFOLIO
ING PIMCO HIGH YIELD PORTFOLIO

INTERNATIONAL/GLOBAL FUNDS
ING GLOBAL REAL ESTATE PORTFOLIO

ING GLOBAL RESOURCES PORTFOLIO

ING INTERNATIONAL PORTFOLIO
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
ING JULIUS BAER FOREIGN PORTFOLIO
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

MONEY MARKET FUND
ING LIQUID ASSETS PORTFOLIO

STOCK FUNDS

ING DISCIPLINED SMALL CAP VALUE PORTFOLIO

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
ING EQUITIESPLUS PORTFOLIO
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
ING EVERGREEN OMEGA PORTFOLIO
ING JANUS CONTRARIAN PORTFOLIO
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
  (FORMERLY, ING SALOMON BROTHERS ALL CAP PORTFOLIO)

ING LEGG MASON VALUE PORTFOLIO
ING MARSICO GROWTH PORTFOLIO
ING MFS MID CAP GROWTH PORTFOLIO
ING MFS UTILITIES PORTFOLIO
ING OPPENHEIMER MAIN STREET PORTFOLIO(R)
ING PIONEER FUND PORTFOLIO
ING PIONEER MID CAP VALUE PORTFOLIO


NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS


[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE 2 CLASS SHARES OF CERTAIN PORTFOLIOS OF ING INVESTORS TRUST. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THE PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE
INTRODUCTION
   ING Investors Trust                                                         2
   Advisers                                                                    2
   Portfolios and Sub-Advisers                                                 2
   Classes of Shares                                                           2
   Investing Through Your Variable
      Contract or Qualified Plan                                               3
   Why Reading this Prospectus is
      Important                                                                3
DESCRIPTION OF THE PORTFOLIOS

   ING Disciplined Small Cap Value
      Portfolio                                                                4
   ING Eagle Asset Capital Appreciation                                        6
      Portfolio
   ING EquitiesPlus Portfolio                                                  9
   ING Evergreen Health Sciences
      Portfolio                                                               11
   ING Evergreen Omega Portfolio                                              14
   ING Global Real Estate Portfolio                                           16
   ING Global Resources Portfolio                                             18
   ING International Portfolio                                                22
   ING Janus Contrarian Portfolio                                             25
   ING JPMorgan Emerging Markets
      Equity Portfolio                                                        28
   ING JPMorgan Small Cap Equity
      Portfolio                                                               32
   ING JPMorgan Value Opportunities
      Portfolio                                                               35
   ING Julius Baer Foreign Portfolio                                          37
   ING Legg Mason Partners All Cap
      Portfolio                                                               41
   ING Legg Mason Value Portfolio                                             45
   ING Limited Maturity Bond Portfolio                                        49
   ING Liquid Assets Portfolio                                                53
   ING Marsico Growth Portfolio                                               57
   ING Marsico International Opportunities
      Portfolio                                                               61
   ING MFS Mid Cap Growth Portfolio                                           64
   ING MFS Total Return Portfolio                                             68
   ING MFS Utilities Portfolio                                                73
   ING Oppenheimer Main Street
      Portfolio(R)                                                            76
   ING PIMCO Core Bond Portfolio                                              79
   ING PIMCO High Yield Portfolio                                             83
   ING Pioneer Fund Portfolio                                                 86
   ING Pioneer Mid Cap Value Portfolio                                        88
   ING VP Index Plus International Equity
      Portfolio                                                               90
   PORTFOLIO FEES AND EXPENSES                                                92
   SUMMARY OF PRINCIPAL RISKS                                                 94
MORE INFORMATION
   Percentage and Rating Limitation                                          101
   A Word about Portfolio Diversity                                          101
   Fundamental Investment Policies                                           101
   Non-Fundamental Investment Policies                                       101
   Additional Information about the
      Portfolios                                                             101
   Temporary Defensive Positions                                             101
   Administrative Services                                                   101
   Portfolio Distribution                                                    102
      Rule 12b-1 Distribution Fees                                           103
      Service Fees
   How ING Groep Compensates Entities
      Offering Our Portfolios as Investment
      Options in Their Insurance Products                                    103
   Interests of the Holders of Variable
      Contracts and Qualified Plans                                          103
   Pricing of Portfolio Shares                                               104
   Purchase and Redemption of Shares                                         104
   Frequent Trading - Market Timing                                          104
   Portfolio Holdings Disclosure Policy                                      105
   Reports to Shareholders                                                   105
NET ASSET VALUE                                                              105
MANAGEMENT OF THE PORTFOLIOS
   Advisers                                                                  107
   Advisory Fee                                                              108
TAXES AND DISTRIBUTIONS                                                      109
PERFORMANCE                                                                  109
FINANCIAL HIGHLIGHTS                                                         112
TO OBTAIN MORE INFORMATION                                             Backcover

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                                  INTRODUCTION
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ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

ADVISERS


Directed Services, Inc. ("DSI") serves as the investment adviser to each of the Portfolios, except ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate and ING VP Index Plus International Equity Portfolios; and ING Investments, LLC ("ING Investments") serves as the investment adviser to ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, and ING VP Index Plus International Equity Portfolios (each, an "Adviser" and collectively, "Advisers"). Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSI and ING Investments are indirect, wholly-owned subsidiaries of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.


PORTFOLIOS AND SUB-ADVISERS


ING Disciplined Small Cap Value Portfolio - ING Investment Management Co.

ING Eagle Asset Capital Appreciation Portfolio - Eagle Asset Management, Inc. ING EquitiesPlus Portfolio - ING Investment Management Co.
ING Evergreen Health Sciences Portfolio - Evergreen Investment Management Company, LLC
ING Evergreen Omega Portfolio - Evergreen Investment Management Company, LLC ING Global Real Estate Portfolio - ING Clarion Real Estate Securities L.P.

ING Global Resources Portfolio - ING Investment Management Co.

ING International Portfolio - ING Investment Management Co.
ING Janus Contrarian Portfolio - Janus Capital Management LLC
ING JPMorgan Emerging Markets Equity Portfolio - J.P. Morgan Investment Management Inc.
ING JPMorgan Small Cap Equity Portfolio - J.P. Morgan Investment Management Inc. ING JPMorgan Value Opportunities Portfolio - J.P. Morgan Investment Management Inc.
ING Julius Baer Foreign Portfolio - Julius Baer Investment Management LLC

ING Legg Mason Partners All Cap Portfolio - Salomon Brothers Asset Management, Inc.

ING Legg Mason Value Portfolio - Legg Mason Capital Management, Inc.
ING Limited Maturity Bond Portfolio - ING Investment Management Co.
ING Liquid Assets Portfolio - ING Investment Management Co.
ING Marsico Growth Portfolio - Marsico Capital Management, LLC
ING Marsico International Opportunities Portfolio - Marsico Capital Management, LLC
ING MFS Mid Cap Growth Portfolio - Massachusetts Financial Services Company
ING MFS Utilities Portfolio - Massachusetts Financial Services Company
ING MFS Total Return Portfolio - Massachusetts Financial Services Company
ING Oppenheimer Main Street Portfolio(R) - OppenheimerFunds, Inc.
ING PIMCO Core Bond Portfolio - Pacific Investment Management Company LLC
ING PIMCO High Yield Portfolio - Pacific Investment Management Company LLC
ING Pioneer Fund Portfolio - Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio - Pioneer Investment Management, Inc.

ING VP Index Plus International Equity Portfolio - ING Investment Management Advisors, B.V.


CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. ING Liquid Assets Portfolio does not offer ADV Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only Service 2 Class shares are offered by this Prospectus. Service 2 Class shares are not subject to any sales load.

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                                  INTRODUCTION
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INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Shares of the Portfolios of the Trust may be offered to seperate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio. Class I shares, which are not offered in this Prospectus, also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements. Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.


WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, principal investment strategies and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

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                          DESCRIPTION OF THE PORTFOLIOS
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ING DISCIPLINED SMALL CAP VALUE PORTFOLIO


SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

The Fund seeks to outperform the total return performance of the Russell 2000(R) Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000(R) Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Russell 2000(R) Value Index is a stock market index comprised of common stocks with lower price-to-book ratios and lower forecasted growth values as defined by Russell. The Sub-Adviser defines small-capitalization companies as companies that are included in the Russell 2000(R) Value Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Russell 2000(R) Value Index changes. At December 31, 2005, the smallest company in the Russell 2000(R) Value Index had a market capitalization of $30.10 million and the largest company had a market capitalization of $3.71 billion.


In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the Russell 2000(R) Value Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the Russell 2000(R) Value Index that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the Russell 2000(R) Value Index are generally invested in proportion to their representation in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the Russell 2000(R) Value Index, the Sub-Adviser expects that there will be a significant correlation between the performance of the Portfolio and that of the Russell 2000(R) Value Index in both rising and falling markets.

The Portfolio may invest in derivative instruments.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INDEX STRATEGY RISK
                                  MANAGER RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.


Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                    POSITION AND RECENT BUSINESS EXPERIENCE
----                    ---------------------------------------
Omar Aquilar, Ph.D      Dr. Aguilar, portfolio manager, has managed the Portfolio since inception. Dr. Aguilar has been with ING IM since July 2004 and is head of quantitative equity research. He previously served as head of
                        Lehman Brothers' quantitative research for their alternative investment management business since January 2002. Prior to that, Dr.
                        Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since (from July 1999 through
                        January 2002).


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                          DESCRIPTION OF THE PORTFOLIOS
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ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO

SUB-ADVISER

Eagle Asset Management, Inc. ("Eagle Asset")

INVESTMENT OBJECTIVE

Capital appreciation. Dividend income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price. The equity securities in which the Portfolio invests include common stocks, securities convertible into common stocks, options on equities and rights and warrants.


For the Portfolio's domestic investments, Eagle Asset picks stocks from the 500 largest names in the Russell 1000(R) Index (by market capitalization). It focuses on securities with solid fundamentals, predictable growth and reasonable valuations relative to their peers. Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses without competitive advantage(s) are typically eliminated from consideration. This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.


The portfolio management team ("Team") then develops an earnings model for each company in the resulting universe with each co-portfolio manager on the Team responsible for stocks in his/her sector of expertise. The research process concentrates on determining sustainable long-term growth prospects. Finally, the Team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return, given the level of risk.

The Portfolio may invest up to 25% of its total assets in foreign issuers. The Portfolio may write covered put and call options and may purchase protective puts. It may also purchase uncovered puts and calls that expose up to 55% of the Portfolio's total assets, and may enter into financial futures contracts and options thereon and currency hedging transactions.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results.

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1996-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                1996    10.47
                                1997    27.09
                                1998     1.39
                                1999     0.37
                                2000     8.60
                                2001    (4.58)
                                2002   (17.17)
                                2003    25.05
                                2004    14.72
                                2005     0.17

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best:   4th Quarter 1998:   17.29%
                       Worst:  3rd Quarter 2002:  (18.74)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index and the Russell 1000(R) Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                       1 YEAR          5 YEARS          10 YEARS
                                                                     (OR LIFE OF      (OR LIFE OF
                                                                        CLASS)           CLASS)
          SERVICE 2 CLASS RETURN                        0.17%         10.67%(1)           N/A
          S&P 500(R) Index                              4.91%         11.72%(2)           N/A
          Russell 1000(R) Index                         6.27%         12.58%(2)           N/A
          CLASS S RETURN (ADJUSTED)                     0.17%          2.58%             5.82%
          S&P 500(R) Index                              4.91%          0.54%             9.07%
          Russell 1000(R) Index                         6.27%          1.07%             9.28%



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2) The Index returns for the Service 2 Class shares are for the period beginning September 1, 2002.


MORE ON THE SUB-ADVISER


Eagle Asset has managed the Portfolio since its inception. Eagle Asset is in the business of managing institutional client accounts and individual accounts on a discretionary basis. Eagle Asset is a subsidiary of Raymond James Financial, Inc., a publicly traded company whose shares are listed on the New York Stock Exchange. As of December 31, 2005, Eagle Asset had over $11.5 billion in client assets under management. The principal address of Eagle Asset is 880 Carillon Parkway, St. Petersburg, Florida 33716.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Richard Skeppstrom, II        Managing Director, Conservative Large Cap Equity Portfolio Co-Manager
                              Mr. Skeppstrom has 15 years of investment experience and has been with
                              Eagle Asset since 2001. Prior to 2001, Mr. Skeppstrom was the Senior
                              Portfolio Manager for the Conservative Large Cap product at Evergreen
                              Investment Management and co-manager of the Evergreen Capital Growth
                              Fund.
Robert R. Marshall            Conservative Large-Cap Equity Portfolio Co-Manager
                              Mr. Marshall has 17 years of investment experience and came to Eagle
                              Asset in 2002 after nearly 8 years at Wachovia Securities where he was a Director and Senior Vice President of Equity Research.
E. Craig Dauer                Conservative Large Cap Equity Portfolio Co-Manager
                              Mr. Dauer came to Eagle Asset in 2001 and has 11 years of investment experience. From 1999 to 2001, Mr. Dauer was a Portfolio Co-Manager
                              for the Evergreen Investment Management Conservative Large Cap
                              product. He also served as an Equity Analyst with First Union Capital
                              Markets.
John G. Jordan, III, CFA      Conservative Large Cap Equity Portfolio Co-Manager
                              Mr. Jordan came to Eagle Asset in 2001 and has 14 years of investment experience. From 1999 to 2001, Mr. Jordan was a Portfolio Co-Manager
                              for the Conservative Large Cap product at Evergreen Investment
                              Management. He also served as a portfolio manager and research analyst at Thompson, Siegel, and Walmsley. Mr. Jordan is a Chartered Financial
                              Analyst.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING EQUITIESPLUS PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE


Seeks long term total return that (before fees and expenses) exceeds total return of the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio will invest primarily in a portfolio consisting of derivative instruments whose economic returns are closely equivalent to the returns of the S&P 500(R) Index or its components ("S&P 500(R) derivatives"). The S&P 500(R) derivatives in which the Portfolio invests are backed by a portfolio of fixed income instruments. The Portfolio also may invest in common stocks that are included in the S&P 500(R) Index. The S&P 500(R) Index is an unmanaged index of 500 widely held common stocks, and is not available for investment. The Portfolio is neither sponsored by nor affiliated with S&P.

The Sub-Adviser uses S&P 500(R) derivatives in addition to or in place of securities of companies listed on the S&P 500(R) Index in an attempt to equal or exceed the performance of the S&P 500(R) Index. The S&P 500(R) derivatives in which the Portfolio may invest include options, futures, options on futures and swaps.

It is intended that the Portfolio will normally purchase S&P 500(R) derivatives at a fraction of the cost of the underlying equity securities, it can maintain an exposure to derivatives equal to up to 100% of its total assets, while at the same time, investing in the pool of fixed income instruments that back the Portfolio's S&P 500(R) derivative investments. The Sub-Adviser manages the Portfolio's fixed income investments in an effort to enhance the Portfolio's total return, subject to a portfolio duration that, under normal market conditions, is not expected to exceed two years.

While it is expected that the Portfolio will normally invest substantially all of its assets in S&P 500(R) derivatives, when S&P 500(R) derivatives appear to be overvalued relative to the S&P 500(R) Index, the Portfolio may invest all of its assets in S&P 500(R) stocks. The Portfolio also may invest in exchange traded funds ("ETFs") based on the S&P 500(R) Index.

The Portfolio will invest in a portfolio of bonds, including but not limited to, corporate, government and mortgage-related bonds, which, at the time of purchase, are rated investment grade (at least BBB- by Standard & Poor's Rating Group, Baa3 by Moody's Investors Service, Inc., or BBB- by Fitch) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated.


The Portfolio may also invest in: preferred stocks; high-quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; and options and futures contracts involving securities, securities indices and interest rates. The Portfolio also may engage in dollar roll transactions and swap agreements.


The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are believed to be cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to applicable limits. The Portfolio may borrow up to 10% of the value of its net assets (this amount may be increased to 25% for temporary purposes).


The Portfolio may lend portfolio securities on a short term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           BORROWING AND LEVERAGE RISK

                                   CREDIT RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                               MARKET TRENDS RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
----                   ---------------------------------------
James B. Kauffmann     Mr. Kauffmann, portfolio manager, has been with ING IM since 1996, and has managed the portfolio since its inception. Prior to joining ING
                       IM, he was a senior fixed income portfolio manager with Alfa
                       Investments, Inc., worked in the capital markets group of a major Wall
                       Street dealer and served as an analyst with a venture capital fund.


The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING EVERGREEN HEALTH SCIENCES PORTFOLIO

SUB-ADVISER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio is a non-diversified portfolio that will normally invest at least 80% of its assets in the equity securities of health care companies, meaning companies that develop, produce or distribute products or services related to the health care or medical industries and derive a substantial portion, I.E., more than 50%, of their sales from products and services in health care. These include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Portfolio may invest in securities of relatively well-known and large companies as well as small- and medium-sized companies. In choosing the best companies in which to invest, the Sub-Adviser looks for able management, growing products, leading technology, franchise niche, and a strong balance sheet, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both the Sub-Adviser's estimate of their fundamental investment value and their relative attractiveness to their business competitors.

The Portfolio may invest in securities of both domestic and foreign issuers. There is no limit to the amount the Portfolio may invest in foreign securities.


The Portfolio may also engage in short sales of index unit investment trusts such as the NASDAQ-100(R) Index tracking stock. Such practices are used to seek to protect the Portfolio against market decline, to adjust the Portfolio's duration, to maintain the Portfolio's exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                             HEALTHCARE SECTOR RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                              PRICE VOLATILITY RISK

                                   SECTOR RISK
                                SHORT SALES RISK
                        SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares for the first full calendar year of operations. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                         YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                  1996
                                  1997
                                  1998
                                  1999
                                  2000
                                  2001
                                  2002
                                  2003
                                  2004
                                  2005    10.25

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  3rd Quarter 2005:  6.09%
                         Worst: 1st Quarter 2005: (4.54)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index and the Standard & Poor's 1500 Supercomposite Health Sector ("S&P 1500 Supercomposite Health") Index. The S&P 500(R) is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Health Index is an unmanaged index tracking the performance of health care stocks within the S&P 500(R) Index, Standard & Poor's MidCap 400 Index(TM) and Standard & Poor's SmallCap 600 Index. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                       1 YEAR          5 YEARS        10 YEARS
                                                                     (OR LIFE OF
                                                                       CLASS)
          CLASS S RETURN                                10.25%         5.98%(1)          N/A
          S&P 500(R) Index                               4.91%         9.44%(2)          N/A
          S&P 1500 Supercomposite Health Index           7.49%         4.59%(2)          N/A



(1) Service 2 Class shares commenced operations on May 5, 2004. However, all Service 2 Class shares of the Portfolio were redeemed on October 31, 2005 and do not have a full calendar year of performance for 2005. Therefore, the bar chart and table above show the Class S shares' performance, adjusted to reflect the higher expenses of Service 2 Class shares. Class S shares also commenced operations on May 5, 2004.

(2) The Index returns for the Class S shares are for the period beginning May 1, 2004.


MORE ON THE SUB-ADVISER


EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $249 billion in assets for the Evergreen funds as of December 31, 2005. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                         POSITION AND RECENT BUSINESS EXPERIENCE
----                         ---------------------------------------
Liu-Er Chen, CFA             Mr. Chen joined EIMC in 1995 where he serves as Managing Director and
                             Senior Portfolio Manager. Mr. Chen is a Chartered Financial Analyst
                             and has managed the Portfolio since May 3, 2004. Mr. Chen brings to his position more than 7 years of investment experience.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO

SUB-ADVISER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Sub-Adviser employs a growth style of equity management. "Growth" stocks are stocks of companies which the Sub-Adviser believes to have anticipated earnings ranging from steady to accelerated growth. The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing the performance of the Portfolio's Service 2 Class shares for the first full calendar year of operations.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                  1996
                                  1997
                                  1998
                                  1999
                                  2000
                                  2001
                                  2002
                                  2003
                                  2004
                                  2005    3.80

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:   3rd Quarter 2005:  5.70%
                        Worst:  1st Quarter 2005: (4.64)%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                       1 YEAR          5 YEARS        10 YEARS
                                                                     (OR LIFE OF
                                                                        CLASS)
          SERVICE 2 CLASS RETURN                        3.80%          7.26%(1)          N/A
          Russell 1000(R) Growth Index                  5.26%          7.22%(2)          N/A



(1)  Service 2 Class shares commenced operations on May 13, 2004.

(2)  The Index return is for the period beginning May 1, 2004.


MORE ON THE SUB-ADVISER


EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $249 billion in assets for the Evergreen funds as of December 31, 2005. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Maureen E. Cullinane, CFA     Ms. Cullinane joined EIMC in 1974 where she serves as Managing
                              Director and Senior Portfolio Manager. Ms. Cullinane is a Chartered
                              Financial Analyst and has managed the Portfolio since May 1, 2004. Ms.
                              Cullinane brings to her position more than 25 years of experience in the investment management industry.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING GLOBAL REAL ESTATE PORTFOLIO

SUB-ADVISER

ING Clarion Real Estate Securities L.P. ("INGCRES")

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with high total return. The Portfolio's investment objective is not fundamental and may be changed without shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

In selecting investments for the Portfolio, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the portfolio will have investments located in a number of different countries located throughout the world, including the United States. As a general matter, the Portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs").

The Sub-Adviser uses a disciplined multi-step investment process for constructing the Portfolio's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

   - First, the Sub-Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

   - Second, the Sub-Adviser uses an in-house valuation process to identify investments it believes have superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and
      (iii) management and strategy.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                              DIVERSIFICATION RISK
                             FOREIGN INVESTMENT RISK
                        INABILITY TO SELL SECURITIES RISK
                           INDUSTRY CONCENTRATION RISK
                               MARKET TRENDS RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

                             SECURITIES LENDING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005 annual performance information is not provided.


MORE ON THE SUB-ADVISER


INGCRES is the Sub-Adviser to ING Global Real Estate Portfolio. Founded in 1969, INGCRES, a Delaware limited partnership, is registered with the SEC as an investment adviser. INGCRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. The principal address of INGCRES is 259 N. Radnor-Chester Road, Radnor, PA 19087. INGCRES is in the business of providing investment advice to institutional and individual client accounts that, as of December 31, 2005, were valued at approximately $9.96 billion.


T. Ritson Ferguson and Steven D. Burton have shared responsibility for the day-to-day management of the Portfolio, since its inception.

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
T. Ritson Ferguson, CFA       Mr. Ferguson, Chief Investment Officer ("CIO"), has 20 years of real estate investment experience. Mr. Ferguson has served as Co-CIO and more recently CIO of INGCRES since 1991.

Steven D. Burton, CFA         Mr. Burton, Managing Director, is a portfolio manager and is a member of INGCRES' Investment Committee. He is also responsible for evaluating the investment potential of public real estate companies outside of the US. Mr. Burton joined INGCRES in 1995.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities or "hard asset" companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:

   -  precious metals;

   -  ferrous and non-ferrous metals;

   -  integrated oil;

   -  gas/other hydrocarbons;

   -  forest products;

   -  agricultural commodities; and

   -  other basic materials that can be priced by a market.

Equity securities in which the Portfolio invests include common and preferred stocks and American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") but also include other types of equity and equity derivative securities. The Portfolio may also invest in structured notes, whose value is linked to the price of a hard asset commodity or a commodity index.

The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.

The Portfolio also may invest in:

   -  securities of foreign issuers;


   -  companies not engaged in the production of commodities;


   -  investment-grade corporate debt;

   -  U.S. government or foreign obligations;

   -  money market instruments;

   -  repurchase agreements; and

   -  derivatives.

The Portfolio may also invest directly in commodities, including gold bullion and coins. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:

          -   common stock;
          -   preferred stock;
          -   rights;
          -   warrants;
          -   "when-issued" securities;
          -   direct equity interests in trusts;
          -   joint ventures;
          -   "partly paid" securities;
          -   partnerships; and
          -   restricted securities.

The Portfolio may also engage in short sales (up to 25% of net assets).

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                 HARD ASSET RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                               OTC INVESTMENT RISK
                             PORTFOLIO TURNOVER RISK

                                   SECTOR RISK
                             SECURITIES LENDING RISK
                                SHORT SALES RISK
                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1996-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                         1996       32.97
                         1997        6.06
                         1998      (29.69)
                         1999       23.19
                         2000       (4.87)
                         2001      (12.26)
                         2002        0.64
                         2003       52.12
                         2004        6.23
                         2005       37.54

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  3rd quarter 2005:   23.58%
                        Worst: 3rd quarter 1998:  (19.05)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's(R) 500 Composite Stock Price ("S&P 500(R)") Index, and the Goldman Sachs Natural Resources Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Goldman Sachs Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (For the periods ended December 31, 2005)


                                                  1 YEAR      5 YEARS        10 YEARS
                                                          (OR LIFE OF CLASS)
               SERVICE 2 RETURN                   37.54%       26.93%(1)        N/A
               S&P 500(R) Index                    4.91%       11.72%(3)        N/A
               Goldman Sachs Natural
                 Resources Index                  36.53%       26.99%(3)        N/A
               CLASS S RETURN (ADJUSTED)          37.51%       14.42%          8.58%
               S&P 500(R) Index                    4.91%        0.54%          9.07%
               Goldman Sachs Natural
                 Resources Index                  36.53%       10.74%           N/A(4)



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.


(2) ING IM has managed the Portfolio since January 3, 2006. Baring International Investment Limited managed the Portfolio from March 1, 1999 through December 31, 2005. Performance prior to March 1, 1999 is attributable to a different sub-adviser.


(3) The Index returns for the Service 2 Class shares are for the period beginning September 1, 2002.

(4)  The Index commenced August, 1996.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                    POSITION AND RECENT BUSINESS EXPERIENCE
----                    ---------------------------------------
Anthony Socci           Anthony Socci, Vice President and portfolio manager, has
                        managed the Portfolio since January of 2006. Mr. Socci
                        joined ING IM in 2004 as a Senior Sector Analyst
                        covering the energy and gas sector. In this role, he is
                        responsible for generating independent research and
                        stock ranking for ING IM's large-cap equity strategies
                        and for use by equity managers across ING IM. Prior to
                        joining ING IM in 2004, Mr. Socci had 25 years of
                        investment experience including 17 years in equity
                        research, all with Dreyfus Corporation.

James A. Vail           James A. Vail, Senior Vice President and portfolio
                        manager, has managed the Portfolio since January of
                        2006. Mr. Vail has been with ING IM since July 2000.
                        Mr. Vail has over 30 years of investment experience.
                        Prior to joining ING IM in 2000, Mr. Vail was a Vice
                        President at Lexington Management Corporation, which he
                        joined in 1991.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING INTERNATIONAL PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the U.S. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in mid-and small-sized companies. The Portfolio generally invests in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The Portfolio may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results.

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                                  CURRENCY RISK

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK

                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                         1996
                         1997
                         1998
                         1999
                         2000
                         2001
                         2002      (16.27)
                         2003       29.07
                         2004       16.47
                         2005       10.30

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  2nd Quarter 2003:   16.13%
                        Worst: 3rd Quarter 2002:  (21.06)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International Europe, Australasia and Far East(R) Index ("MSCI EAFE(R) Index"). The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                  1 YEAR      5 YEARS        10 YEARS
                                                            (OR LIFE OF
                                                              CLASS)
               SERVICE 2 CLASS RETURN              10.30%      15.75%(1)        N/A
               MSCI EAFE(R) Index                  14.02%      19.69%(2)        N/A
               CLASS S RETURN (ADJUSTED)           10.35%       8.46%(1)        N/A
               MSCI EAFE(R) Index                  14.02%      12.74%(2)        N/A



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on December 17, 2001. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2) The Index return for the Service 2 Class shares is for the period beginning September 1, 2002. The Index return for the Class S shares is for the period beginning January 1, 2002.


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                    POSITION AND RECENT BUSINESS EXPERIENCE
----                    ---------------------------------------
Uri Landesman           Uri Landesman, Senior Vice President and Head of
                        International Equities for ING IM, has served as
                        portfolio manager since May 2006. Mr. Landesman joined
                        ING IM in 2006 from Federated Investors, where he was
                        most recently director of global equity research. During
                        his tenure at Federated (which began in 2003), he
                        managed three international large-cap growth funds as
                        well as two global core funds. Prior to working at
                        Federated he had served as an investment professional
                        with Arlington Capital Management since 2001. Uri has
                        over 20 years of experience and began his career at
                        Sanford C. Bernstein & Co.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO

SUB-ADVISER

Janus Capital Management LLC ("Janus Capital")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Sub-Adviser emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Sub-Adviser will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Sub-Adviser applies a "bottom up" approach in choosing investments. In other words, the Sub-Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Sub-Adviser makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Sub-Adviser chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results.

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK
                         MID-CAPITALIZATION COMPANY RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                             SPECIAL SITUATIONS RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2001-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                         1996
                         1997
                         1998
                         1999
                         2000
                         2001     (5.15)
                         2002    (26.07)
                         2003     50.24
                         2004     16.93
                         2005     15.39

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  2nd Quarter 2003:   27.37%
                        Worst: 3rd Quarter 2002:  (20.35)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of the 500 largest companies in the United States. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                     1 YEAR         5 YEARS            10 YEARS
                                                                  (OR LIFE OF        (OR LIFE OF
                                                                     CLASS)              CLASS)
               SERVICE 2 CLASS RETURN                 15.39%         22.78%(1)           N/A
               S&P 500(R) Index                        4.91%         11.72%(2)           N/A
               CLASS S RETURN (ADJUSTED)              15.43%          7.29%             4.63%(2)
               S&P 500(R) Index                        4.91%          0.54%            (1.03)%(2)



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2) The Index return for the Service 2 Class shares is for the period beginning September 1, 2002. The Index return for the Class S shares is for the period beginning October 1, 2000.


MORE ON THE SUB-ADVISER

Janus Capital and its predecessor firm have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969, and provides advisory services to managed accounts and investment companies. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.


Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") and owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses. As of December 31, 2005, JCG assets under management were approximately $148.5 billion.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                    POSITION AND RECENT BUSINESS EXPERIENCE
----                    ---------------------------------------
David C. Decker         Portfolio manager of the Portfolio since its inception.

                        Mr. Decker joined Janus Capital in 1992 and has managed various other mutual funds and private accounts since that time. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.


The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets ("MSCI Emerging Markets") Index(SM). The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.


While the Portfolio invests primarily in equities, it may also invest in debt securities. The Portfolio may invest in high yield securities which are below investment grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into "dollar-rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the 1940 Act.

In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                                  CURRENCY RISK

                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                         OTHER INVESTMENT COMPANIES RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1999-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                         1996
                         1997
                         1998
                         1999     61.44
                         2000    (33.89)
                         2001     (5.39)
                         2002    (10.85)
                         2003     46.25
                         2004     17.68
                         2005     34.51

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  4th Quarter 1999:   31.46%
                        Worst: 3rd Quarter 2001:  (22.83)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the MSCI Emerging Markets Index(SM). The MSCI Emerging Markets Index(SM) is an unmanaged index that is comprised of equity securities in emerging markets. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index(SM).


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                                      1 YEAR                  5 YEARS                 10 YEARS
                                                                        (OR LIFE OF CLASS)       (OR LIFE OF CLASS)
               SERVICE 2 CLASS RETURN                  34.51%                27.99%(1)                  N/A
               MSCI Emerging Markets
                 Index(SM)                             34.54%                33.19%(3)                  N/A
               CLASS S RETURN (ADJUSTED)               34.62%                14.34%                    5.29%(1)
               MSCI Emerging Markets
                 Index(SM)                             34.54%                19.44%                    9.66%(3)



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on February 18, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.


(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since April 29, 2005. ING Investment Management Advisors B.V. managed the Portfolio from March 1, 2004 through April 28, 2005. Baring International Investment Limited managed the Portfolio from March 1, 1999 through February 29, 2004. Performance prior to March 1, 1999 is attributable to a different sub-adviser.


(3) The Index return for the Service 2 Class shares is for the period beginning September 1, 2002. The Index return for the Class S shares is for the period beginning March 1, 1998.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


JPMorgan serves as the Sub-Adviser to the Portfolio and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates had over $846.9 billion in assets under management.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                    POSITION AND RECENT BUSINESS EXPERIENCE
----                    ---------------------------------------
Austin Forey            Primary portfolio manager of the Portfolio and Managing
                        Director, who has been at JPMorgan (or one of its
                        predecessors) since 1988. Mr. Forey is responsible for
                        Global Emerging Markets portfolios, a role he has
                        fulfilled since 1994. Prior to this he worked in the UK
                        market, where he was deputy head of UK research.

Ashraf el Ansary        Portfolio manager of the Portfolio since September 23,
                        2005, and an employee at JPMorgan since 1999, Ashraf el
                        Ansary is an investment manager responsible for Eastern
                        and Emerging European equities and is a Middle Eastern
                        country specialist within the Emerging Markets Equity
                        Team.

Greg Mattiko, CFA       Portfolio manager of the Portfolio since September 23,
                        2005, Greg Mattiko, CFA joined the Emerging Markets
                        Equity Team in 2002 and brings a decade of experience to
                        this role. Prior to joining JPMorgan, Mr. Mattiko was a
                        director of portfolio management for Value Management &
                        Research AG, based in Kronberg, Germany for seven years,
                        where he was responsible for European Long/Short,
                        European Technology, Global, and U.S. equity funds.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital growth over the long term.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Small-cap companies are companies with market capitalization equal to those within a universe of Russell 2000(R) Index stocks. Market capitalization is the total market value of a company's shares.

The Sub-Adviser uses a multi-style approach, under which the portfolio managers select assets for the Portfolio in complementary styles. Through both fundamental and quantitative analysis, the portfolio management team focuses on companies that have a core competitive advantage and appear relatively attractive to other companies within the same economic sector. They base this analysis on a number of quantitative factors, as well as qualitative insights into industries and individual companies gathered through fundamental research. The sector and stock weightings of the investments selected will vary from weightings of the Russell 2000(R) Index only within limits established by the investment team.


The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock.

Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results.

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                        MORTGAGE-RELATED SECURITIES RISK
                       REAL ESTATE INVESTMENT TRUSTS RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table of the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Service 2 Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                         1996
                         1997
                         1998
                         1999
                         2000
                         2001
                         2002
                         2003       33.84
                         2004       25.79
                         2005        3.55

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  2nd Quarter 2003:   15.21%
                        Worst: 1st Quarter 2005:  (5.26)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance - the Russell 2000(R) Index. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. It is not possible to invest directly in the index.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                                 1 YEAR      5 YEARS       10 YEARS
                                                           (OR LIFE OF
                                                              CLASS)
               SERVICE 2 CLASS RETURN             3.55%     16.91%(1)         N/A
               Russell 2000(R) Index              4.55%     19.19%(3)         N/A



(1)  Service 2 Class shares commenced operations on September 9, 2002.


(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since May 1, 2002.


(3)  The Index return is for the period beginning September 1, 2002.


MORE ON THE SUB-ADVISER


JPMorgan has managed the Portfolio since its inception and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates had over $846.9 billion in assets under management.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Christopher T. Blum        Mr. Blum, Managing Director, is a portfolio manager in the U.S. Small Cap
                           Equity Group. An employee since 1996, he rejoined JPMorgan in 2001 and is currently responsible for managing structured small-cap core and small-cap value accounts. Prior to 2001, Mr. Blum spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona
                           Capital. He is a holder of the CFA designation.

Dennis S. Ruhl             Mr. Ruhl, Vice President, is a portfolio manager in the U.S. Small Cap Equity
                           Group. An employee of JPMorgan since 1999, his current responsibilities include managing structured small cap core and value accounts. He is a holder of the CFA designation.

Glenn Gawronski, CFA       Mr. Gawronski, Vice President, is a portfolio manager in the U.S Small Cap
                           Equity Group and has 8 years of investment experience. He has been employed by
                           JPMorgan or one of its affiliates since 1999. Mr. Gawronski is a holder of the
                           CFA designation.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization companies while those with market capitalizations above $5 billion are considered large-capitalization companies. Market capitalization is the total market value of a company's shares. The Sub-Adviser builds a portfolio that it believes has characteristics of undervalued securities.

Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Portfolio may invest in shares of investment companies.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio may invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.

The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INTEREST RATE RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                         OTHER INVESTMENT COMPANIES RISK
                              PRICE VOLATILITY RISK
                              VALUE INVESTING RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio commenced operations on April 29, 2005, and therefore does not have a full year of performance as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER


JPMorgan is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates had over $846.9 billion in assets under management.


The following individuals share responsibility for the day-to day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Bradford L. Frishberg      Mr. Frishberg, Managing Director, founded and leads JPMorgan's large-cap Active
                           Value strategies in the U.S. Equity group. An employee since 1996, he was previously a portfolio manager in JPMorgan's London office, then moved to
                           JPMorgan's Tokyo office before returning to New York in 2000. Prior to that Mr.
                           Frishberg managed portfolios for Aetna Investment Management in Hong Kong. He is
                           also a CFA charterholder.

Alan Gutmann               Mr. Gutmann, Vice President and a new member of the team, has worked for
                           JPMorgan since 2003, prior to which he was a research analyst and portfolio manager at Neuberger Berman in 2002, at First Manhattan Co. in 2001 and
                           Oppenheimer Capital from 1991-2000.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO

SUB-ADVISER

Julius Baer Investment Management LLC ("JBIM")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the U.S. The Portfolio normally invests at least 80% of its assets in international equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common and preferred stock, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), convertible securities, rights, warrants, and other investment companies, including exchange traded funds.

The Sub-Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the U.S., Western Europe, and certain Dollar bloc countries including Australia, New Zealand and Canada), the stock selection process is primarily bottom-up. The Sub-Adviser concentrates on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Sub-Adviser believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Sub-Adviser uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The Sub-Adviser determines the Portfolio's exposure to Japan using a combination of bottom and top-down analysis. Bottom-up analysis is used to determine specific investments within Japan, but top-down analysis is essential to the determination of country exposure.


In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five countries, although the Portfolio may at times invest all of its assets in fewer than five countries. The Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the U.S. The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets." It presently does not anticipate investing more than 25% of its total assets in such securities.

The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio normally has a bias towards larger companies, but may also invest in small- and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as "junk bonds." The Portfolio may use futures, swaps and warrants, which are types of derivatives for hedging purposes and to maintain liquidity or to increase total return.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                 LIQUIDITY RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK

                              PRICE VOLATILITY RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Service 2 Class shares from year to year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                         1996
                         1997
                         1998
                         1999
                         2000
                         2001
                         2002
                         2003      30.79
                         2004      17.86
                         2005      15.13

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  2nd Quarter 2003:  19.89%
                        Worst: 1st Quarter 2003:  (9.76)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International Europe, Australasia and Far East(R) ("MSCI EAFE(R)") Index. The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                                 1 YEAR       5 YEARS      10 YEARS
                                                            (OR LIFE OF
                                                              CLASS)
               SERVICE 2 CLASS RETURN            15.13%      17.85%(1)        N/A
               MSCI EAFE(R) Index                14.02%      19.69%(3)        N/A



(1)  Service 2 Class shares commenced operations on September 9, 2002.


(2) Julius Baer Investment Management LLC has managed the Portfolio since September 2, 2003. Prior to September 2, 2003, the Portfolio was managed by J.P. Morgan Investment Management, Inc., and had a different investment objective and principal investment strategies. Performance prior to September 2, 2003 is attributable to J.P. Morgan Investment Management, Inc.


(3)  The Index return is for the period beginning September 1, 2002.


MORE ON THE SUB-ADVISER


Since September 2, 2003, JBIM has served as the Sub-Adviser to the Portfolio. JBIM is a registered investment adviser wholly owned by Julius Baer Securities, which in turn is wholly owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities and fixed-income securities. As of December 31, 2005, JBIM managed over $35.6 billion in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Rudolph-Riad Younes, CFA   Senior Vice President and Head of International Equity; has been with the Julius
                           Baer organization since September 1993.

Richard Pell               Senior Vice President and Chief Investment Officer; has been with the Julius
                           Baer organization since January 1995.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING LEGG MASON PARTNERS ALL CAP PORTFOLIO


SUB-ADVISER

Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE

Capital appreciation through investment in securities which the Sub-Adviser believes have above-average capital appreciation potential.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Sub-Adviser believes are undervalued in the marketplace. While the Sub-Adviser selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies, but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Sub-Adviser believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks. The Portfolios may also invest in foreign securities including emerging market issuers. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing interests in securities of foreign companies.

The Sub-Adviser is not constrained by a particular investment style and it may invest in "growth" or "value" securities. The Sub-Adviser employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Sub-Adviser uses proprietary models and fundamental research to try to identify stocks that are under priced in the market relative to their fundamental value. Next, the Sub-Adviser looks for a positive catalyst in the company's near term outlook which the Sub-Adviser believes will accelerate earnings or improve the value of the company's assets. The Sub-Adviser also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.


When evaluating an individual stock, the Sub-Adviser looks for:

   -  Low market valuations measured by its valuation models; and

   -  Positive changes in earnings prospects because of factors such as:

        -  New, improved or unique products and services;
        -  New or rapidly expanding markets for the company's products;
        -  New management;
        - Changes in the economic, financial, regulatory or political environment particularly affecting the company;
        -  Effective research, product development and marketing; and
        -  A business strategy not yet recognized by the marketplace.

The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.

The Portfolio may invest in illiquid securities. These securities, which cannot be easily resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK

                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                     RESTRICTED AND ILLIQUID SECURITIES RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2001-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                 1996
                                 1997
                                 1998
                                 1999
                                 2000
                                 2001      1.75
                                 2002    (25.68)
                                 2003     38.75
                                 2004      7.62
                                 2005      4.45

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  2nd Quarter 2003:   21.19%
                        Worst: 3rd Quarter 2002:  (21.69)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the Russell 3000(R) Index. The Russell 3000(R) Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                             1 YEAR     5 YEARS           10 YEARS
                                                                     (OR LIFE OF CLASS)
               SERVICE 2 CLASS RETURN         4.45%     13.21%(1)           N/A
               Russell 3000(R) Index          6.12%     13.05%(2)           N/A
               CLASS S RETURN (ADJUSTED)      4.35%      3.33%             5.62%(1)
               Russell 3000(R) Index          6.12%      1.58%             0.69%(2)



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2) The Index return for Service 2 Class shares is for period beginning September 1, 2002. The Index return for Class S shares is for the period beginning February 1, 2000.


MORE ON THE SUB-ADVISER


SaBAM, a wholly-owned subsidiary of Legg Mason, Inc., has affiliates in London, Tokyo and Hong Kong. Together they provide a broad range of equity and fixed-income investment management services to individuals and institutions. SaBAM has been an investment adviser since 1987, and as of December 31, 2005, SaBAM managed $88.6 billion in assets.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
John G. Goode              Managing Director, SaBAM

                           Mr. Goode has been employed by Citigroup Inc. or its predecessor firms since 1969.

Peter J. Hable             Managing Director, SaBAM

                           Mr. Hable has been employed by Citigroup Inc. and its predecessor firms since 1983.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO

SUB-ADVISER

Legg Mason Capital Management, Inc. ("Legg Mason")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities, including foreign securities. The securities may be listed on a securities exchange or traded in the over-the-counter markets. The Sub-Adviser follows its value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Sub-Adviser's assessment of their intrinsic value. Intrinsic value, according to the Sub-Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its academic sense rather than in the context often seen in current industry literature of "value" and "growth." Thus the Sub-Adviser may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The Sub-Adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Sub-Adviser generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Sub-Adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the Sub-Adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Sub-Adviser believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in convertible and debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default of the poor earnings of the issuer.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK


                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK
                         MID-CAPITALIZATION COMPANY RISK
                               OTC INVESTMENT RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2001-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

                (For the periods ended December 31 of each year)


                                 1996
                                 1997
                                 1998
                                 1999
                                 2000
                                 2001     (9.65)
                                 2002    (19.53)
                                 2003     22.30
                                 2004     13.66
                                 2005      5.80

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  4th Quarter 2004:   15.14%
                        Worst: 3rd Quarter 2002:  (15.29)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                              1 YEAR     5 YEARS        10 YEARS
                                                       (OR LIFE OF    (OR LIFE OF
                                                          CLASS)         CLASS)
               SERVICE 2 CLASS RETURN          5.80%     11.79%(1)            N/A
               S&P 500(R) Index                4.91%     11.72%(3)            N/A
               CLASS S RETURN (ADJUSTED)       5.83%      1.37%              1.26%(1)
               S&P 500(R) Index                4.91%      0.54%              1.03%(3)



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.


(2) Legg Mason Capital Management, Inc. has managed the Portfolio since May 3, 2004. Janus Capital Management LLC managed the Portfolio from September 9, 2002 through May 2, 2004.


(3) The Index return for Service 2 Class shares is for the period beginning September 1, 2002. The Index return for the Class S shares is for the period beginning October 1, 2000.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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MORE ON THE SUB-ADVISER

Legg Mason has served as the Sub-Adviser to the Portfolio since May 3, 2004, Founded in 1982, Legg Mason is a wholly owned subsidiary of Legg Mason, Inc. and is a specialist in the management of U.S. large-cap equities.


The principal address of Legg Mason is 100 Light St., Baltimore, MD 21202. As of December 31, 2005, Legg Mason managed over $60 billion in assets.


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Bill Miller - CIO          Legg Mason's investment team is led by Bill Miller, its Chief
                           Investment Officer (CIO). Mr. Miller is the creator of Legg Mason's investment process and the model portfolio used by Mary Chris Gay, the portfolio manager, as a basis for the day-to-day management of the
                           Portfolio. Mr. Miller has been employed by Legg Mason since 1982.

Mary Chris Gay             Ms. Gay, Senior Vice President and portfolio manager for the Portfolio, implements the investment decisions made and strategies employed by Mr.
                           Miller in the model portfolio, subject to the Portfolio's investment objective, restrictions, cash flows, and other considerations. Ms. Gay has managed or co-managed other equity funds advised by the Legg Mason since 1998 and has been employed by one or more subsidiaries of Legg
                           Mason since 1989.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING LIMITED MATURITY BOND PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These short-to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the Portfolio maintains significant exposure to government securities.

The Sub-Adviser utilizes the following decision making process to achieve the Portfolio's objectives:

   - ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

   - YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;

   - SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Sub-Adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and

   - SECURITY SELECTION. The Sub-Adviser emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.


The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Sub-Adviser determines at the time of purchase that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the Sub-Adviser. For a description of bond ratings, please refer to the Statement of Additional Information.


The Portfolio may also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities.

In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           BORROWING AND LEVERAGE RISK

                                    CALL RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             PORTFOLIO TURNOVER RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

                                   SECTOR RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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Because Service 2 Class shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                 1996    4.17
                                 1997    6.50
                                 1998    6.69
                                 1999    0.97
                                 2000    7.55
                                 2001    8.67
                                 2002    7.07
                                 2003    2.71
                                 2004    1.23
                                 2005    1.48

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  3rd Quarter 2001:   4.16%
                        Worst: 2nd Quarter 2004:  (0.98)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                    (For the periods ended December 31, 2005)



                                               1 YEAR    5 YEARS     10 YEARS
               CLASS S RETURN (ADJUSTED)        1.48%      4.18%       4.66%
               Lehman Brothers 1-3 Year
                Government/Credit Bond Index    1.73%      3.83%       4.89%



(1) Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation has served as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately held managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect, wholly owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
James B. Kauffmann         Mr. Kauffmann, portfolio manager, has been with ING IM's since 1996, and has managed the Portfolio since its inception. Prior to joining ING
                           IM, he was a senior fixed income portfolio manager with Alfa
                           Investments, Inc., worked in the capital markets group of a major Wall
                           Street dealer and served as an analyst with a venture capital fund.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING LIQUID ASSETS PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

High level of current income consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will operate as a diversified portfolio and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks.

The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 90 days.

The Portfolio will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee-dollar and Euro-dollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Portfolio may invest more than 25% of its total assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers.

The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity as well as adherence to regulatory requirements. The four steps are:

   -  First, a formal list of high-quality issuers is actively maintained;

   - Second, securities of issuers on the approved list which meet maturity guidelines and are rated first tier (i.e., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Portfolio's Board of Trustees), are selected for investment;

   - Third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

   - Finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results.

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                             FOREIGN INVESTMENT RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                        MORTGAGE-RELATED SECURITIES RISK
                                   SECTOR RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK


AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance to the performance from year to year and the table compares the Portfolio's performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1996-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                 1996    4.82
                                 1997    4.93
                                 1998    4.88
                                 1999    4.59
                                 2000    5.88
                                 2001    3.71
                                 2002    1.28
                                 2003    0.60
                                 2004    0.77
                                 2005    2.63

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  3rd Quarter 2000: 1.52%
                        Worst: 4th Quarter 2003: 0.11%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the iMoneyNet First Tier Retail Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                    (For the periods ended December 31, 2005)



                                                      1 YEAR    5 YEARS          10 YEARS
                                                              (OR LIFE OF
                                                                 CLASS)
               SERVICE 2 CLASS RETURN                  2.63%      1.31%(1)           N/A
               iMoneyNet First Tier Retail Index       2.45%      1.65%(2)           N/A
               CLASS S RETURN (ADJUSTED)               2.62%      1.78%             3.40%
               iMoneyNet First Tier Retail Index       2.45%      1.65%             3.35%



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2) The Index return for Service 2 Class shares is for the period beginning September 1, 2002.

The Portfolio's Service 2 Class shares' 7-day yield as of December 31, 2005 was 3.66%. Call toll free 1-800-366-0066 for the Portfolio's current 7-day yield.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio since January 1998. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
David S. Yealy             Mr. Yealy joined ING IM in November 2004 and has over 19 years of investment experience. Prior to joining ING IM, he was a Managing
                           Director with Trusco Capital Management ("Trusco") where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm's cash management business.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING MARSICO GROWTH PORTFOLIO

SUB-ADVISER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests primarily in equity securities selected for their growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The Sub-Adviser defines large companies as companies that typically have a market capitalization in the range of $4 billion or more at the time of purchase. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions.


In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach generally takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any number of different attributes, that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors, and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.


The Sub-Adviser may reduce or sell investments in portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.


The Portfolio's core investments generally are comprised of well-known established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The Portfolio may also invest in foreign securities (including in emerging or developing markets) and forward foreign currency contracts, futures and options.

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.


When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              INVESTMENT MODEL RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK

                              PRICE VOLATILITY RISK

                                   SECTOR RISK
                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1999-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                                 1996
                                 1997
                                 1998
                                 1999     77.86
                                 2000    (22.09)
                                 2001    (30.34)
                                 2002    (29.68)
                                 2003     32.65
                                 2004     12.34
                                 2005      8.71

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  4th Quarter 1999:   41.26%
                        Worst: 1st Quarter 2001:  (24.24)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                              1 YEAR     5 YEARS          10 YEARS
                                                       (OR LIFE OF       (OR LIFE OF
                                                          CLASS)            CLASS)
               SERVICE 2 CLASS RETURN          8.71%     15.32%(1)           N/A
               S&P 500(R) Index                4.91%     11.72%(3)           N/A
               CLASS S RETURN (ADJUSTED)       8.73%     (4.54)%            3.16%(1)
               S&P 500(R) Index                4.91%      0.54%             3.03%(3)



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2) Marsico Capital Management, LLC has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to a different sub-adviser.

(3) The Index return for Service 2 Class shares is for the period beginning September 1, 2002. The Index return for the Class S shares is for the period beginning August 1, 1998.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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MORE ON THE SUB-ADVISER


Marsico is a registered investment adviser formed in 1997 that became a wholly-owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2005, Marsico managed approximately $63 billion in assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Thomas F. Marsico          Thomas F. Marsico is the Chief Investment Officer of Marsico ("MCM")
                           and manages the investment program of the ING Marsico Growth Portfolio.
                           Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager. Prior to forming Marsico Capital in September
                           1997, Mr. Marsico served as the portfolio manager of the Janus Twenty
                           Fund from January 31, 1988 through August 11, 1997 and served in the same capacity for the Janus Growth and Income Fund from May 31, 1991
                           (the Fund's inception date) through August 11, 1997.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

SUB-ADVISER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio is a diversified portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.

The Portfolio normally invests in issuers from a number of different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. The Portfolio may hold a limited number of additional common stocks at times when the Sub-Adviser is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions.

The Portfolio may invest in common stocks of companies operating in emerging markets.

The Portfolio may invest without limit in foreign investments. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential. Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and forward foreign currency contracts.

Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities and up to 5% of its total assets in high-yield bonds and mortgage and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, as the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any of a number of different attributes, that may include, without limitations, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors, and competitors. The Sub-Adviser may also prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is customized to follow a particular company and is generally intended to replicate and describe a company's past, present and typically potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.


The Sub-Adviser may reduce or sell investments in Portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential or there are more attractive investment opportunities elsewhere.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The Portfolio's core investments generally are comprised of well-known, established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).


The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Sub-Adviser considers it advantageous to purchase or sell securities.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                                EQUITY SECURITIES
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              INVESTMENT MODEL RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                               OTC INVESTMENT RISK

                              PRICE VOLATILITY RISK

                                   SECTOR RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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MORE ON THE SUB-ADVISER


Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2005, Marsico managed approximately $63 billion in assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
James G. Gendelman         Mr. Gendelman has been associated with Marsico as a portfolio manager and Senior Analyst since 2000. Prior to joining Marsico Mr. Gendelman spent 13 years as a Vice President of International Sales for Goldman,
                           Sachs & Co.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING MFS MID CAP GROWTH PORTFOLIO

SUB-ADVISER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Sub-Adviser believes have reasonable valuations and above-average growth potential. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Sub-Adviser defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. The Russell Midcap(R) Growth Index consists of those companies in the Russell Mid-Cap Index with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap(R) Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000(R) Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell Midcap(R) Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 31, 2005, the top of the Russell Midcap(R) Growth Index was approximately $18.4 billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.


The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts.


The Portfolio may invest up to, but not including, 20% of its net assets in foreign securities (including American Depositary Receipts ("ADRs") and emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of forward exchange contracts for the purchase and sale of foreign currency at a fixed price at a future date. The Portfolio may also invest in options on securities, stock indexes and futures contracts.


The Portfolio may also invest in debt securities and up to, but not including, 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Sub-Adviser to be comparable to lower rated bonds.

The Portfolio may establish "short positions" including, but not limited to, short positions in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securites to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                                  CURRENCY RISK

                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                  HIGH YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                               OTC INVESTMENT RISK
                             SECURITIES LENDING RISK
                                SHORT SALES RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1999-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                 1996
                                 1997
                                 1998
                                 1999     78.81
                                 2000      8.02
                                 2001    (23.73)
                                 2002    (48.89)
                                 2003     38.98
                                 2004     14.87
                                 2005      2.93

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  4th Quarter 1999:   41.24%
                        Worst: 2nd Quarter 2002:  (35.86)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                  1 YEAR      5 YEARS          10 YEARS
                                                            (OR LIFE OF       (OR LIFE OF
                                                               CLASS)            CLASS)
               SERVICE 2 CLASS RETURN               2.93%     15.70%(1)           N/A
               Russell Midcap(R) Growth Index      12.10%     20.39%(2)           N/A
               CLASS S RETURN (ADJUSTED)            2.93%     (8.52)%            5.02%(1)
               Russell Midcap(R) Growth Index      12.10%      1.38%             6.31%(2)



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2) The Index return for Service 2 Class shares is for the period beginning September 1, 2002. The Index return for the Class S shares is for the period beginning August 1, 1998.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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MORE ON THE SUB-ADVISER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial, Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $163 billion as of December 31, 2005.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
David E. Sette-Ducati      Mr. Sette-Ducati, portfolio manager, is a MFS Senior Vice President and has been employed in the MFS investment management area since 1995.

David M. Earnest           Mr. Earnest, portfolio manager, is a MFS Vice President and has been employed in the MFS investment management area since 2003. Prior to
                           2003, he was employed by Manning & Napier as a portfolio manager and analyst. Mr. Earnest has managed the Portfolio since December 2005.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO

SUB-ADVISER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio is a "balanced fund," and invests in a combination of equity and fixed-income securities. Under normal market conditions, the Portfolio invests:

   - at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and


   -  at least 25% of its net assets in non-convertible fixed-income securities.

The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Sub-Adviser's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The percentage limits described above are measured at the time of purchase. The Portfolio's investments may include securities traded on securities exchanges or in the over-the-counter ("OTC") markets.


EQUITY PORTION. The Sub-Adviser uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts.

While the Portfolio may invest in all types of equity securities, the Sub-Adviser generally seeks to purchase equity securities of companies that the Sub-Adviser believes are undervalued in the market relative to their long-term potential. The Sub-Adviser may deem equity securities of companies to be undervalued if it believes they are temporarily out of favor in the market due to any of the following:

   -  a decline in the market;

   -  poor economic conditions;

   - developments that have affected or may affect the issuer of the securities or the issuer's industry; and

   -  the market has overlooked them.

Undervalued equity securities generally have low price-to-book, price-to-sales, price-to-cash flow and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

   -  a fixed-income stream; and

   - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

FIXED INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:


   - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by the U.S. government or one of its agencies or instrumentalities, or a government

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


sponsored enterprise. Certain U.S. government securities in which the Portfolio may invest, such as U.S. Treasury obligations (including bills, notes and bonds) and mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. government and ordinarily involve minimal credit risk. Other U.S. government securities in which the Portfolio may invest involve increased credit risk because they are backed only by the credit of a U.S. federal agency or government sponsored enterprise, such as the Federal Home Loan Banks ("FHLBs"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") or the Federal National Mortgage Association ("Fannie Mae"). Although government sponsored enterprises such as FHLBs, Freddie Mac and Fannie Mae may be chartered or sponsored by Congress, they are not funded by Congressional appropriations and their securities are not issued or guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government.


   - mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio; and

   - corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.

In selecting fixed-income investments for the Portfolio, the Sub-Adviser considers the views of its group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Sub-Adviser does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.


The Portfolio may invest up to, but not including, 20% of its net assets in foreign securities, and up to, but not including, 10% of its net assets in lower rated bonds. The Portfolio may have exposure to foreign currencies through its investment in foreign securities. The Portfolio may invest in zero-coupon bonds, loan participations, mortgage pass-through securities and American Depositary Receipts ("ADRs").


The Portfolio may also invest in options, futures contracts, interest rate swaps and foreign currency transactions.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securites to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 ALLOCATION RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                   INCOME RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                               OTC INVESTMENT RISK

                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1999-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                 1996
                                 1997
                                 1998
                                 1999     3.23
                                 2000    16.35
                                 2001     0.34
                                 2002    (5.23)
                                 2003    16.40
                                 2004    11.02
                                 2005     2.68

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  2nd Quarter 2003:  10.75%
                        Worst: 3rd Quarter 2002:  (8.37)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to those of three broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index, the Lehman Brothers Aggregate Bond ("LBAB") Index and the 60% S&P 500 and 40% LBAB ("Composite") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                              1 YEAR      5 YEARS           10 YEARS
                                                        (OR LIFE OF        (OR LIFE OF
                                                           CLASS)             CLASS)
               SERVICE 2 CLASS RETURN          2.68%        9.31%(1)           N/A
               S&P 500(R) Index                4.91%       11.72%(2)           N/A
               LBAB Index                      2.43%        4.24%(2)           N/A
               Composite Index                 4.00%        8.93%(2)           N/A
               CLASS S RETURN (ADJUSTED)       2.73%        4.79%             6.76%(1)
               S&P 500(R) Index                4.91%        0.54%             3.03%(2)
               LBAB Index                      2.43%        5.87%             5.97%(2)
               Composite Index                 4.00%        2.99%             4.58%(2)



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2) The Index returns for the Service 2 Class shares are for the period beginning September 1, 2002. The Index returns for the Class S shares are for the period beginning August 1, 1998.


MORE ON THE SUB-ADVISER


MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holding, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Inc., (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $163 billion as of December 31, 2005.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Brooks Taylor              Mr. Taylor, Senior Vice President, portfolio manager, and leader of the team, has been employed in the MFS investment management area since
                           1996. Mr. Taylor has managed the Portfolio since 2004.

Kenneth J. Enright         Mr. Enright, Senior Vice President and portfolio manager, has been employed in the MFS investment management area since 1986. Mr. Enright has managed the Portfolio since 1999.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Steven R. Gorham           Mr. Gorham, Senior Vice President and portfolio manager, has been employed in the MFS investment management area since 1992. Mr. Gorham has managed the Portfolio since 2002.

Nevin P. Chitkara          Mr. Chitkara, portfolio manager, is a MFS Vice President and has been employed in the investment management area of MFS since 1997. He has managed the Portfolio since May 2006.

Michael W. Roberge         Mr. Roberge, Executive Vice President and portfolio manager, has been employed in the MFS investment management area since 1996. Mr. Roberge has managed the Portfolio since 2002.

William P. Douglas         Mr. Douglas, Vice President and portfolio manager, has been employed in the MFS investment management area since 2004 and has over 15 years of investment experience. Prior to 2004, Mr. Douglas spent 10 years as
                           Vice President and Senior Mortgage Analyst for Wellington Management
                           Company, LLP. Mr. Douglas has managed the Portfolio since 2004.

Alan T. Langsner           Mr. Langsner, Vice President and portfolio manager, has been employed in the MFS investment management area since 1999. Mr. Langsner has managed the Portfolio since 2004.

Richard O. Hawkins, CFA    Mr. Hawkins, Senior Vice President and portfolio manager has been employed in the MFS investment management area since 1988 and has been a portfolio manager of the Portfolio since October 2005.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING MFS UTILITIES PORTFOLIO

SUB-ADVISER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Capital growth and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers a company to be in the utilities industry if, at the time of investment, the Sub-Adviser determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities in which the Portfolio invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry are considered to include:

   - companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

   - companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).

EQUITY INVESTMENTS. The Portfolio may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Sub-Adviser uses a bottom-up, as opposed to top-down, investment style in managing the equity portion of the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts. In performing this analysis and selecting securities for the Portfolio, the Sub-Adviser places a particular emphasis on each of the following factors:

   -  the current regulatory environment;

   -  the strength of the company's management team; and

   - the company's growth prospects and valuation relative to its long-term potential.

Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

   -  a fixed-income stream, and

   - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

FIXED-INCOME INVESTMENTS. The Portfolio may invest in the following fixed-income securities: corporate bonds, mortgage-backed and asset-backed securities, U.S. government securities, and high-yield bonds.

In selecting fixed-income investments for the Portfolio, the Sub-Adviser considers the views of its large group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used by the Sub-Adviser's fixed-income oriented funds (including the fixed-income portion of the Portfolio) as a tool in making or adjusting the Portfolio's asset allocations to these various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Sub-Adviser does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

FOREIGN SECURITIES. The Portfolio may invest in foreign securities (including emerging markets securities) such as:

   -  equity securities of foreign companies in the utilities industry;

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

   -  fixed-income securities of foreign companies in the utilities industry;
      and

   -  fixed-income securities issued by foreign governments.

The Portfolio may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

The Portfolio is non-diversified and, when compared with other funds, may invest a higher percentage of its assets in a smaller number of issuers. A non-diversified portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                               OTC INVESTMENT RISK
                             PORTFOLIO TURNOVER RISK
                                   SECTOR RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

                             UTILITIES INDUSTRY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER


MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial, Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were approximately $163 billion as of December 31, 2005.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                                     POSITION AND RECENT BUSINESS EXPERIENCE
----                                     ---------------------------------------
Maura A. Shaughnessy                     Ms. Shaughnessy is a Senior Vice President and portfolio
                                         manager. Ms. Shaughnessy has been employed in the
                                         investment management area of MFS since 1991.

Robert D. Persons, CFA                   Mr. Persons is a Vice President and portfolio manager. Mr.
                                         Persons has been employed in the investment management area of MFS since 2000.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING OPPENHEIMER MAIN STREET PORTFOLIO(R)

SUB-ADVISER

OppenheimerFunds, Inc. ("OppenheimerFunds")

INVESTMENT OBJECTIVE

Long-term growth of capital and future income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Portfolio may also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Portfolio, the Sub-Adviser uses an investment process that combines quantitative models, fundamental research about particular securities, and individual judgment. It should be stressed that the investment process is quantitative in nature and that fundamental and judgmental elements serve to support the quantitative models. While this process and inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

   - MULTI-FACTOR QUANTITATIVE MODELS: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid or large), industries, and value or growth styles. A group of "bottom-up" models help to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

   - FUNDAMENTAL RESEARCH: The Sub-Adviser uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

   - JUDGMENT: The Portfolio is then continuously rebalanced by the Sub-Adviser, using the tools described above.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK

                             EQUITY SECURITIES RISK

                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1999-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                                1996
                                1997
                                1998
                                1999      24.05
                                2000      (4.69)
                                2001     (21.58)
                                2002     (24.99)
                                2003      24.37
                                2004      12.70
                                2005       5.57

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  4th Quarter 1999:    21.67%
                        Worst: 3rd Quarter 2001:   (19.61)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the S&P 500(R) Index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                             1 YEAR         5 YEARS           10 YEARS
                                                          (OR LIFE OF        (OR LIFE OF
                                                            CLASS)             CLASS)
               SERVICE 2 CLASS RETURN         5.57%         12.06%(1)            N/A
               S&P 500(R) Index               4.91%         11.72%(3)            N/A
               CLASS S RETURN (ADJUSTED)      5.55%         (2.74)%             2.24%(1)
               S&P 500(R) Index               4.91%          0.54%              3.03%(3)



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.


(2) OppenheimerFunds, Inc. has managed the Portfolio since November 8, 2004. Prior to November 8, 2004, the Portfolio was managed by Massachusetts Financial Services Company, and had a different investment objective and principal investment strategies. Performance prior to November 8, 2004 is attributable to Massachusetts Financial Services Company.


(3) The Index return for the Service 2 Class shares is for the period beginning September 1, 2002. The Index return for the Class S shares is for the period beginning August 1, 1998.


MORE ON THE SUB-ADVISER


OppenheimerFunds, Sub-Adviser to the Portfolio, has been an investment adviser since January 1960. The principal address of OppenheimerFunds is Two World Financial Center, 225 Liberty Street - 11th Floor, New York, New York 10281-1008. The Sub-Adviser and its subsidiaries and controlled affiliates managed over $200 billion in assets as of December 31, 2005 including other Oppenheimer funds, with more than 6 million shareholder accounts.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                                     POSITION AND RECENT BUSINESS EXPERIENCE
----                                     ---------------------------------------
Nikolaos D. Monoyios, CFA                Mr. Monoyios, a Certified Financial Analyst, is a Senior
                                         Vice President of OppenheimerFunds since October 2003 and
                                         is formerly Vice President of OppenheimerFunds from April
                                         1998 through September 2003. He is an Officer of 12
                                         portfolios in the OppenheimerFunds complex and has been a
                                         manager of the Portfolio since its inception.

Marc Reinganum                           Dr. Reinganum is a Vice President of OppenheimerFunds since
                                         September 2002 and is the Director of Quantitative Research
                                         and Portfolio Strategist for Equities. He is formerly the
                                         Mary Jo Vaughn Rauscher Chair in Financial Investments at
                                         Southern Methodist University since 1995. At Southern
                                         Methodist University, he also served as the Director of the
                                         Finance Institute, Chairman of the Finance Department,
                                         President of the Faculty at the Cox School of Business and
                                         member of the Board of Trustee Investment Committee. He is an Officer of 8 portfolios in the OppenheimerFunds complex and has been a manager of the Portfolio since inception.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING PIMCO CORE BOND PORTFOLIO

SUB-ADVISER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Maximum total return, consistent with preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Sub-Adviser's forecast for interest rates.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities, preferred stock, corporate commercial paper, Yankee dollars and Euros; mortgaged-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities; event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.


The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities, and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolio will normally hedge at least 75% of its exposure to non-U.S. dollar-denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (on "emerging markets") economies.


The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           BORROWING AND LEVERAGE RISK

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK

                                 LEVERAGING RISK
                                 LIQUIDITY RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1999-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                                1996
                                1997
                                1998
                                1999     (8.76)
                                2000      0.80
                                2001      2.32
                                2002      8.53
                                2003      4.56
                                2004      4.73
                                2005      2.28

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  3rd Quarter 2001:    5.74%
                        Worst: 1st Quarter 1999:   (5.04)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to those of a broad measure of market performance - the Lehman Brothers Aggregate Bond ("LBAB") Index. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                             1 YEAR         5 YEARS           10 YEARS
                                                          (OR LIFE OF        (OR LIFE OF
                                                            CLASS)             CLASS)
               SERVICE 2 CLASS RETURN         2.28%         4.39%(1)            N/A
               LBAB Index                     2.43%         4.24%(3)            N/A
               CLASS S RETURN (ADJUSTED)      2.29%         4.46%              2.90%(1)
               LBAB Index                     2.43%         5.87%              5.97%(3)



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2) Pacific Investment Management Company, LLC ("PIMCO") has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 the Portfolio had a different sub-adviser and different principal investment strategies.

(3) The Index return for the Service 2 Class shares is for the period beginning September 1, 2002. The Index return for the Class S shares is for the period beginning August 1, 1998.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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MORE ON THE SUB-ADVISER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2004, PIMCO had over $594.1 billion in assets under management.


PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                                     POSITION AND RECENT BUSINESS EXPERIENCE
----                                     ---------------------------------------
Pasi Hamalainen                          Mr. Hamalainen is a Managing Director, generalist portfolio manager, member of the investment committee and head of
                                         global risk oversight. Previously, he served as PIMCO's
                                         head of Fixed-Income portfolio management in Europe, as the director of portfolio analytics and co-head of the firm's
                                         mortgage team in Newport Beach. Mr. Hamalainen joined PIMCO in 1994, previously having held a fellowship at The Wharton
                                         School. He has 12 years of investment experience. He has
                                         managed the Portfolio since September 2001.

Raymond G. Kennedy, CFA                  Mr. Kennedy is a Managing Director, portfolio manager and
                                         senior member of PIMCO's investment strategy group. He
                                         manages High Yield funds and oversees bank loan trading and collateralized debt obligations. Mr. Kennedy joined PIMCO
                                         in 1996, previously having been associated with the
                                         Prudential Insurance Company of America as a private
                                         placement asset manager, where he was responsible for
                                         investing and managing a portfolio of investment grade and high yield privately placed fixed income securities. Prior to that, he was a consultant for Andersen Consulting (now
                                         Accenture) in Los Angeles and London. He has eighteen years of investment management experience. Mr. Kennedy is also a member of LSTA.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING PIMCO HIGH YIELD PORTFOLIO

SUB-ADVISER

Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's Rating Service, or Fitch, or if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The remainder of the Portfolio's assets may be invested in investment grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to non-U.S. dollar denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.


Consistent with its investment strategy and policies, the Portfolio may invest in fixed-income instruments which include, but are not limited to: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities; preferred stock; corporate commercial paper; "Yankee" dollars and "Euro" securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.


The Portfolio may invest in derivatives, and its net exposure to derivative securities may be equal to up to 100% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortage-or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar rolls"). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                               INTEREST RATE RISK

                                 LEVERAGING RISK
                                 LIQUIDITY RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because Service 2 Class shares had not commenced operations as of December 31, 2005, the bar chart below provides some indication of the risks of investing in the Portfolio by showing the performance of the Portfolio's Class S shares for the first full calendar year of operations. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                1996
                                1997
                                1998
                                1999
                                2000
                                2001
                                2002
                                2003
                                2004
                                2005     4.19

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  2nd Quarter 2005:    3.13%
                        Worst: 1st Quarter 2005:   (1.27)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of two broad measures of market performance - the Merrill Lynch U.S. High Yield, BB- B Rated, Constrained ("Merrill Lynch U.S. High Yield Constrained") Index and the Merrill Lynch U.S. BB- B Rated High Yield ("Merrill Lynch U.S. High Yield") Index. The Merrill Lynch U.S. High Yield Constrained Index tracks the performance of BB- B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's. The Merrill Lynch U.S. High Yield Constrained Index is intended to be the comparative index for the Portfolio. The Merrill Lynch U.S. High Yield Constrained Index is a more appropriate index than the Merrill Lynch U.S. High Yield Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                 1 YEAR       5 YEARS      10 YEARS
                                                            (OR LIFE OF
                                                              CLASS)
               CLASS S RETURN (ADJUSTED)          4.19%       8.14%(1)        N/A
               Merrill Lynch U.S. High Yield
               Constrained Index                  2.78%       7.16%(2)        N/A
               Merrill Lynch U.S. High Yield
               Index                              3.35%       6.97%(2)        N/A



(1)  Class S shares commenced operations on May 3, 2004.


(2) The Index returns for the Class S shares are for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2005, PIMCO had over $594.1 billion in assets under management.


Pacific Investment Management Company, LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.

The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Raymond G. Kennedy         Mr. Kennedy is a Managing Director, portfolio manager, and senior member of
                           PIMCO's investment strategy group. He manages High Yield funds and oversees bank loan trading and collateralized debt obligations. Mr. Kennedy joined the firm in
                           1996, previously having associated with the Prudential Insurance Company of
                           America as a private placement asset manager, where he was responsible for investing and managing a portfolio of investment grade and high yield privately placed fixed income securities. Prior to that he was a consultant for Anderson
                           Consulting (now Accenture) in Los Angeles and London. He has eighteen years of investment management experience. Mr. Kennedy is also a member of LSTA. He has managed the Portfolio since April 2004.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING PIONEER FUND PORTFOLIO

SUB-ADVISER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Reasonable income and capital growth.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research an evaluation of the issuer based on its financial statements and operations. The Sub-Adviser also considers as well as a security's potential to provide a reasonable amount of income. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

   -  Favorable expected returns relative to perceived risk;

   -  Above average potential for earnings and revenue growth;

   - Low market valuations relative to earnings forecast, book value, cash flow and sales; and

   - A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER


Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2005, Pioneer's assets under management were approximately $187 billion worldwide, including over $48 billion in assets under management by Pioneer.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
John A. Carey              Mr. Carey, portfolio manager, Director of Portfolio Management, and an Executive
                           Vice President, is responsible for the day-to-day management of the Portfolio.
                           Mr. Carey joined Pioneer as an analyst in 1979.

Walter Hunnewell, Jr.      Mr. Hunnewell, assistant portfolio manager and Vice President, is also responsible for the day-to-day management of the Portfolio. He joined Pioneer in
                           August 2001 and has been an investment professional since 1985. Prior to joining
                           Pioneer, he was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001.

Messrs. Carey and Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING PIONEER MID CAP VALUE PORTFOLIO

SUB-ADVISER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap(R) Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio focuses on issuers with capitalizations within the $1 billion to $10 billion range, and that range will change depending on market conditions. The equity securities in which the Portfolio principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the Portfolio may invest in other types of equity securities to a lesser extent, such as warrants and rights.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:

   -  Favorable expected returns relative to perceived risk;

   -  Management with demonstrated ability and commitment to the company;

   - Low market valuations relative to earnings forecast, book value, cash flow and sales;

   - Turnaround potential for companies that have been through difficult periods;

   - Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

   - Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER


Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2004, Pioneer's assets under management were approximately $187 billion worldwide, including over $48 billion in assets under management by Pioneer.


The following team members are primarily responsible for the management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
J. Rodman Wright           Mr. Wright, portfolio manager and Senior Vice President, joined Pioneer in 1994 as an analyst and has been an investment professional since 1988.

Sean Gavin                 Mr. Gavin, assistant portfolio manager and Vice President, joined Pioneer in
                           2002 as an assistant portfolio manager. Prior to joining Pioneer, Mr. Gavin was employed as an analyst at Boston Partners from 2000 to 2002 and at Delphi
                           Management from 1998 to 2000.

Messrs. Wright and Gavin are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

SUB-ADVISER

ING Investment Management Advisors, B.V. ("IIMA")

INVESTMENT OBJECTIVE


Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East(R) ("MSCI EAFE(R)") Index, while maintaining a market level of risk. This investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in stocks included in the MSCI EAFE(R) Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE(R) Index or its components. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The MSCI EAFE(R) Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.


The Portfolio may also invest in securities that are convertible into common stocks included in the MSCI EAFE(R) Index.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the MSCI EAFE(R) Index that it believes will outperform the MSCI EAFE(R) Index and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the MSCI EAFE(R) Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Portfolio's aggregate characteristics will approximate that of the MSCI EAFE(R) Index.

At any one time, the Sub-Adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE(R) Index. Although the Portfolio will not hold all the stocks in the MSCI EAFE(R) Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the MSCI EAFE(R) Index in both rising and falling markets. The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE(R) Index. This will give the Portfolio a performance disadvantage in relation to the MSCI EAFE(R) Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                               INDEX STRATEGY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                         OTHER INVESTMENT COMPANIES RISK
                             SECURITIES LENDING RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.


MORE ON SUB-ADVISER


IIMA has managed the Portfolio since its inception. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to entities affiliated with ING Groep N.V. IIMA is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of the Advisers, The Portfolio's investment adviser. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over $172.4 billion as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Carl Ghielen               Mr. Ghielen, portfolio manager, has been co-manager of the Portfolio since its inception. He is responsible for stock selection as well as coordinating efforts on behalf of IIMA and certain ING affiliates' international equity teams. Mr.
                           Ghielen has over 14 years of investment experience. Prior to joining IIMA in
                           2000 he worked for a large corporate Dutch pension fund as senior portfolio manager.

Martin Jansen              Mr. Jansen, Portfolio Manager, has been the co-manager of the Portfolio since its inception. He joined IIMA or its affiliates in 1997 as senior manager and has 25 years of investment experience. Prior to joining ING, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.

The SAI provides additional information about each Portfolio Manager's compensation, other accounts managed by each portfolio manager and each Portfolio Manager's ownership of securities in the Portfolio.

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                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by the Service 2 Class shares of the Portfolios. These estimated expenses are based on the expenses paid by the Portfolios in the year 2005 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.


                             SERVICE 2 CLASS SHARES

                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                        DISTRIBUTION                                  TOTAL          WAIVERS,            NET
                           MANAGEMENT     (12b-1)      SHAREHOLDER     OTHER        OPERATING    REIMBURSEMENTS,      OPERATING
PORTFOLIO                      FEE         FEE(2)      SERVICES FEE   EXPENSES      EXPENSES    AND RECOUPMENTS(2)    EXPENSES
ING Disciplined Small
  Cap Value                   0.55%         0.25%          0.25%      0.20%(6)        1.25%         (0.10)%(7)         1.15%
ING Eagle Asset Capital
  Appreciation(3)             0.65%         0.25%          0.25%      0.01%           1.16%         (0.10)%            1.06%(4)
ING Equities Plus             0.30%         0.25%          0.25%      0.19%(6)        0.99%         (0.19)%(7)         0.80%
ING Evergreen Health
  Sciences(3)                 0.75%         0.25%          0.25%      0.01%           1.26%         (0.10)%            1.16%
ING Evergreen Omega(3)        0.60%         0.25%          0.25%        --            1.10%         (0.10)%            1.00%
ING Global Real Estate        0.80%         0.25%          0.25%      0.21%(6)        1.51%         (0.11)%(7)         1.40%
ING Global Resources(3)       0.65%         0.25%          0.25%        --            1.15%         (0.10)%            1.05%
ING International(3)          1.00%         0.25%          0.25%      0.01%           1.51%         (0.10)%            1.41%
ING Janus Contrarian(3)       0.79%         0.25%          0.25%      0.01%           1.30%         (0.10)%            1.20%
ING JPMorgan Emerging
  Markets Equity(3)           1.25%         0.25%          0.25%        --            1.75%         (0.10)%            1.65%
ING JPMorgan Small Cap
  Equity(3)                   0.89%         0.25%          0.25%        --            1.39%         (0.12)%(5)         1.27%(4)
ING JPMorgan Value
  Opportunities               0.40%         0.25%          0.25%      0.13%(6)        1.03%         (0.10)%(7)         0.93%
ING Julius Baer
  Foreign(3)                  0.92%         0.25%          0.25%        --            1.42%         (0.10)%            1.32%
ING Legg Mason Partners
  All Cap(3)                  0.74%         0.25%          0.25%      0.01%           1.25%         (0.10)%            1.15%(4)
ING Legg Mason Value(3)       0.79%         0.25%          0.25%        --            1.29%         (0.10)%            1.19%
ING Limited Maturity
  Bond(3)                     0.28%         0.25%          0.25%      0.01%           0.79%         (0.10)%            0.69%
ING Liquid Assets(3)          0.28%         0.25%          0.25%      0.01%           0.79%         (0.10)%            0.69%
ING Marsico Growth(3)         0.76%         0.25%          0.25%        --            1.26%         (0.10)%            1.16%(4)
ING Marsico International
  Opportunities               0.54%         0.25%          0.25%      0.23%(6)        1.27%         (0.19)%(7)         1.08%
ING MFS Mid Cap Growth(3)     0.63%         0.25%          0.25%      0.01%           1.14%         (0.11)%(8)         1.03%(4)
ING MFS Total Return(3)       0.64%         0.25%          0.25%        --            1.14%         (0.10)%            1.04%
ING MFS Utilities             0.60%         0.25%          0.25%      0.22%(6)        1.32%         (0.12)%(7)         1.20%
ING Oppenheimer Main
  Street(R) (3)               0.63%         0.25%          0.25%      0.01%           1.14%         (0.10)%            1.04%
ING PIMCO Core Bond(3)        0.59%         0.25%          0.25%        --            1.09%         (0.10)%            0.99%
ING PIMCO High Yield(3)       0.49%         0.25%          0.25%      0.01%           1.00%         (0.10)%            0.90%
ING Pioneer Fund(3)           0.74%         0.25%          0.25%      0.01%           1.25%         (0.14)%(7)         1.11%
ING Pioneer Mid Cap
  Value(3)                    0.64%         0.25%          0.25%      0.01%           1.15%         (0.10)%(7)         1.05%
ING VP Index Plus
  International Equity(3)     0.45%         0.25%          0.25%      0.34%(6)        1.29%         (0.39)%(7)         0.95%



(1) This table shows the estimated operating expenses for Service 2 Class shares of each Portfolio as a ratio of expenses to average daily net assets. Because the Service 2 Class shares for ING Limited Maturity Bond and ING PIMCO High Yield Portfolios had not commenced operations as of December 31, 2005, expenses are based on the Portfolios' actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which DSI, as Advisers to the Portfolios, have agreed. Operating expenses for ING Disciplined Small Cap Value, ING EquitiesPlus and ING Global Real Estate Portfolios are estimated as they had not commenced operations as of December 31, 2005. For ING JPMorgan Value Opportunities and ING VP Index Plus International Equity Portfolios which had not had a full year of operations, operating expenses are based on estimated amounts for the current fiscal year. For ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund Portfolio, ING Pioneer Mid Cap Value Portfolios operating expenses are based on estimated amounts as Service 2 Class shares had not commenced operations as of December 31, 2005 and Class S shares did not have a full year of operations as of December 31, 2005. For all other Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Service 2 Class shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI or ING Investments as Advisers to the Portfolios, have agreed for each Portfolio for the current fiscal year. Effective September 23, 2005, the management fee structure for ING Pioneer Mid Cap Value Portfolio has been revised.

(2) DSI has contractually agreed to waive 0.10% of the distribution fee for Service 2 Class shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

(3) The Management Agreement between the Trust and its manager, DSI, provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
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     Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios), and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(4) A portion of the brokerage commissions that the ING Eagle Asset Capital Appreciation, ING JPMorgan Small Cap Equity, ING Legg Mason Partners All Cap, ING Marsico Growth and ING MFS Mid Cap Growth Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Management Voluntary Fee Waiver, the total "Net Operating Expenses" for each Portfolio for the year ended December 31, 2005 was 1.05%, 1.28%, 1.13%, 1.14% and 1.00%, respectively. This arrangement may be discontinued at any time.

(5) DSI has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Equity Portfolio. Based upon net assets as of December 31, 2005, the advisory fee waiver for this Portfolio would equal 0.025%. This expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

(6) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios, average daily net assets, which is reflected in "Other Expenses." "Other Expenses" for ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios are estimated for the current fiscal year as they did not have a full year of operations as of December 31, 2005. "Other Expenses" for ING Disciplined Small Cap Value, ING EquitiesPlus and ING Global Real Estate Portfolios are estimated as they had not commenced operations as of December 31, 2005.

(7) DSI and ING Investments, the Advisers, have entered into written expense limitation agreements with their respective Portfolios under which they will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI or ING Investments, LLC within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2007. Pursuant to a side agreement effective September 23, 2005, DSI has effected an expense limit for ING Pioneer Fund Portfolio through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it. For ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING MFS Utilities and ING VP Index Plus International Equity Portfolios the expense limitation agreement will continue through at least May 1, 2007. For ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING Pioneer Mid Cap Value Portfolios, the expense limitation agreement will continue through at least September 23, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI or ING Investments provide written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement. This amount also includes the 0.10% distribution (12b-1) fee waiver which footnote (2) explains in more detail.

(8) DSI has voluntarily agreed to waive a portion of its advisory fee for the ING MFS Mid Cap Growth Portfolio. Including this waiver, the "Total Net Operating Expenses" for the Portfolio for the year ended December 31, 2005, would have been 1.00%. This arrangement may be discontinued by DSI at any time.

EXAMPLE(1). The Example is intended to help you compare the cost of investing in Service 2 Class shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Service 2 Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Service 2 Class shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------
ING Disciplined Small Cap Value Portfolio                                $    117   $    387   $    677   $  1,502
ING Eagle Asset Capital Appreciation Portfolio                           $    108   $    359   $    629   $  1,400
ING Equities Plus Portfolio                                              $     82   $    296   $    529   $  1,196
ING Evergreen Health Sciences Portfolio                                  $    118   $    390   $    682   $  1,514
ING Evergreen Omega Portfolio                                            $    102   $    340   $    597   $  1,331
ING Global Real Estate Portfolio                                         $    143   $    466   $    813   $  1,792
ING Global Resources Portfolio                                           $    107   $    355   $    623   $  1,389
ING International Portfolio                                              $    144   $    467   $    814   $  1,793
ING Janus Contrarian Portfolio                                           $    122   $    402   $    703   $  1,559
ING JPMorgan Emerging Markets Equity Portfolio                           $    168   $    541   $    990   $  2,054
ING JPMorgan Small Cap Equity Portfolio                                  $    129   $    428   $    749   $  1,658
ING JPMorgan Value Opportunities Portfolio                               $     95   $    318   $    559   $  1,250
ING Julius Baer Foreign Portfolio                                        $    134   $    440   $    767   $  1,693
ING Legg Mason Partners All Cap Portfolio                                $    117   $    387   $    677   $  1,502
ING Legg Mason Value Portfolio                                           $    121   $    399   $    698   $  1,548
ING Limited Maturity Bond Portfolio                                      $     70   $    242   $    429   $    969
ING Liquid Assets Portfolio                                              $     70   $    242   $    429   $    969
ING Marsico Growth Portfolio                                             $    118   $    390   $    682   $  1,514
ING Marsico International Opportunities Portfolio                        $    110   $    384   $    679   $  1,517
ING MFS Mid Cap Growth Portfolio                                         $    105   $    351   $    617   $  1,376
ING MFS Total Return Portfolio                                           $    106   $    352   $    618   $  1,377
ING MFS Utilities Portfolio                                              $    122   $    406   $    712   $  1,580
ING Oppenheimer Main Street Portfolio(R)                                 $    106   $    352   $    618   $  1,277
ING PIMCO High Yield Portfolio                                           $     92   $    308   $    543   $  1,316
ING PIMCO Core Bond Portfolio                                            $    101   $    337   $    591   $  1,320
ING Pioneer Fund Portfolio                                               $    113   $    383   $    673   $  1,499
ING Pioneer Mid Cap Value Portfolio                                      $    107   $    355   $    623   $  1,389
ING VP Index Plus International Equity Portfolio                         $     97   $    375   $    675   $  1,507



(1) The Example table numbers reflect the contractual expense limits for the one-year period and the first year of the three-, five-, and ten-year periods.

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                           SUMMARY OF PRINCIPAL RISKS
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THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.


ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

BORROWING AND LEVERAGE RISK. The Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.


CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.


CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in Depositary Receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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currency. A Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preffered stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.


HEALTHCARE SECTOR RISK. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.


HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INABILITY TO SELL SECURITIES RISK. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

INCOME RISK. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDEX STRATEGY RISK. Certain Portfolios uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Portfolio and the Index performance may be affected by the Portfolio's expenses, and the timing of purchases and redemptions of the Portfolio's shares.


INDUSTRY CONCENTRATION RISK. When the Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by market industry.


INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor and vice versa.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized comp[any may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.


MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.


OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American

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Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUSTS ("REITs") RISK. Investing in REITs may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

SECTOR RISK. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.


SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value,

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thus resulting in a loss to the Portfolio. When a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

SPECIAL SITUATIONS RISK. A "special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


UTILITIES INDUSTRY RISK. The Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty is increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the Portfolio than on a fund with a more broadly diversified portfolio.

VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

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PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under the Portfolio's principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


FUNDAMENTAL INVESTMENT POLICIES


The investment objective of each Portfolio, unless specifically noted under a Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.


NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.

TEMPORARY DEFENSIVE POSITIONS

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalent, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Evergreen Health Sciences and ING Evergreen Omega Portfolios may invest up to 100%, for temporary defensive purposes, in high quality money market instruments. ING Legg Mason Value Portfolio may invest without limit, for temporary defensive purposes, in investment grade, short-term debt instruments, including government, corporate and money market securities. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.


ADMINISTRATIVE SERVICES


In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios). DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the

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assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of the Advisers, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios. The administrative services performed by ING Funds Services on behalf of DSI and ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio ("Distributor"). It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


RULE 12b-1 DISTRIBUTION FEES. The Trust has adopted a Rule 12b-1 Distribution Plan (the "12b-1 Plan") for the Service 2 Class shares of each Portfolio. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to DSI, as the Distributor, to pay or reimburse certain distribution-related expenses. DSI has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1
Plan) in the future. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:


(a) printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b) expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;


(d) obtaining information and providing explanations to variable contract owners or other investors regarding a portfolio's investment objectives and policies and other information about the Trust and the portfolios including the performance of the portfolio's Service 2 Class shares;


(e)  training sales personnel regarding the Trust;

(f) compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and


(g) financing any other activity that the Trust's Board of Trustees ("Board") determines is primarily intended to result in the sale of the portfolios' Service 2 Class shares.

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SERVICE FEES. The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Service 2 Class shares of each Portfolio. The Agreement allows DSI, the Distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Service 2 Class shares of the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the portfolios. Under the Agreement, each portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Service 2 Class shares.


HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Agreement, the Portfolios' Advisers or Distributor, out of their own resources and without additional cost to the Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.


The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS

Each Portfolio is available to serve as an investment option offered through Variable Contracts and to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under section 817(h) of the Internal Revenue Code of 1986, as amended and the underlying Treasury obligations. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment options, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

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PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, certain other management investment companies and certain other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts, Qualified Plan, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by the insurance companies and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the Plan documentation for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large

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asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation polices an procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (I.E., the Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

--------------------------------------------------------------------------------
                                NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV

--------------------------------------------------------------------------------
                           NET ASSET VALUE (CONTINUED)
--------------------------------------------------------------------------------

reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -  Securities of an issuer that has entered into a restructuring;

   -  Securities whose trading has been halted or suspended;

   - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

   -  Securities that are restricted as to transfer or resale.

The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

ING Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.

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                          MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ADVISERS


DSI, a New York corporation, and ING Investments, an Arizona corporation, serve as the advisers to each of their respective Portfolios. DSI and ING Investments have overall responsibility for the management of each of their respective Portfolios. DSI and ING Investments provide or oversee all investment advisory and portfolio management services for each of their respective Portfolios, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of each of their Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSI and ING Investments are registered with the SEC as investment advisers and DSI is registered with the NASD as a broker-dealer.

DSI and ING Investments are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep")(NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2005, DSI managed over $22.3 billion in registered investment company assets. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona, 85258. As of December 31, 2005, ING Investments had approximately $42 billion in registered investment company assets.

DSI and ING Investments, subject to the supervision of the Board, each act as a "manager-of-managers" for certain of their respective Portfolios. In this capacity, DSI and ING Investments oversee the Trust's day-to-day operations and oversee the investment activities of each of their respective Portfolios. DSI and ING Investments delegate to each Portfolio's Sub-Adviser the responsibility for investment management, subject to their oversight. DSI and ING Investments monitor the investment activities of the Sub-Advisers. From time to time, DSI and ING Investments also recommend the appointment of additional or replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust, DSI and ING Investments received exemptive relief from the SEC permitting DSI and ING Investments, with the approval of the Board, to replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Trust will notify shareholders of any change in the identity of a Sub-Adviser of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

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                    MANAGEMENT OF THE PORTFOLIOS (CONTINUED)
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ADVISORY FEE

DSI or ING Investments receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios (or the combined net assets of two or more Portfolios).


The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:


                                                                         ADVISORY FEE
     PORTFOLIO                                              (AS A % OF AVERAGE DAILY NET ASSETS)
     ING Disciplined Small Cap Value                                      0.55%
     ING Eagle Asset Capital Appreciation                                 0.65%
     ING Equities Plus                                                    0.30%
     ING Evergreen Health Services                                        0.75%
     ING Evergreen Omega                                                  0.60%
     ING Global Real Estate                                               0.80%
     ING Global Resources                                                 0.65%
     ING International                                                    1.00%
     ING Janus Contrarian                                                 0.79%
     ING JPMorgan Emerging Markets Equity                                 1.25%
     ING JPMorgan Small Cap Equity                                        0.89%
     ING JPMorgan Value Opportunities                                     0.40%
     ING Julius Baer Foreign                                              0.92%
     ING Legg Mason Partners All Cap                                      0.74%
     ING Legg Mason Value                                                 0.79%
     ING Limited Maturity Bond                                            0.28%
     ING Liquid Assets                                                    0.28%
     ING Marsico Growth(2)                                                0.76%
     ING Marsico International Opportunities                              0.54%
     ING MFS Mid Cap Growth(3)                                            0.63%
     ING MFS Total Return                                                 0.64%
     ING MFS Utilities                                                    0.60%
     ING Oppenheimer Main Street(R)                                       0.63%
     ING PIMCO Core Bond                                                  0.59%
     ING PIMCO High Yield                                                 0.49%
     ING Pioneer Fund                                                     0.74%
     ING Pioneer Mid Cap Value                                            0.66%
     ING VP Index Plus International Equity                               0.45%


(1) DSI voluntarily waived 0.05% of its advisory fee for the ING Marsico Growth Portfolio for assets in excess of $1.3 billion through December 31, 2004.

(2) For the year ended December 31, 2004, DSI voluntarily waived a portion of its management fee for ING MFS Mid Cap Growth Portfolio in an amount equal to 0.01%.


For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2005. However, the discussion regarding ING EquitiesPlus and ING Global Real Estate Portfolios will be contained in the Portfolios' semi-annual shareholder report dated June 30, 2006.

--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a RIC, a Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or your tax adviser for information regarding taxes applicable to the Variable Contracts.

                                   PERFORMANCE

PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. ING Evergreen Health Sciences Portfolio, ING Evergreen Omega Portfolio, ING Global Real Estate Portfolio, ING JPMorgan Emerging Markets Equity Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Julius Baer Foreign Portfolio, ING Legg Mason Value Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Oppenheimer Main Street Portfolio(R), ING PIMCO High Yield Portfolio, ING Pioneer Fund Portfolio, ING Pioneer Mid Cap Value Portfolio and ING VP Index Plus International Equity Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by EIMC, IIMA, INGCRES, ING IM, JBIM, JPMorgan, Legg Mason, Marsico, MFS, OppenheimerFunds, PIMCO or Pioneer.


While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.


The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.

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The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2005, as well as a comparison with the performance of the applicable benchmarks.(1)


                                                                                                                  10 YEARS
                                                                                                                 (OR SINCE
                                                                                1 YEAR    3 YEARS    5 YEARS    INCEPTION)
--------------------------------------------------------------------------------------------------------------------------
Evergreen Health Care Fund - Class A (EHABX)                                    10.16%     20.85%      6.65%     21.09%(2)

(Comparable to ING Evergreen Health Sciences Portfolio)
S&P 500(R) Index                                                                 7.58%      9.04%     14.82%     15.58%(3)
S&P 1500 Supercomposite Healthcare Sector Index                                  7.49%      9.42%     (1.39)%     9.77%(3)

Evergreen Omega Fund - Class A (EKOAX)                                           3.26%     15.16%     (1.14)%     7.57%

(Comparable to ING Evergreen Omega Portfolio)
Russell 1000(R) Growth Index                                                     9.25%      9.53%     18.53%     19.54%

ING Global Real Estate Fund - Class A (IGLAX)                                   14.11%        30%        --      24.01%(4)

(Comparable to ING Global Real Estate Portfolio)
S&P/Citigroup World Property Industry Index                                     14.83%      30.3%     18.22%     10.72%(5)

ING Index Plus International Equity Fund - Class A (IFIAX)                         --         --         --      (2.74)%(6)

(Comparable to ING VP Index Plus International Equity Portfolio)
MSCI EAFE(R) Index                                                              14.02%     24.18%      4.94%      6.18%(7)

JPMorgan Emerging Markets Fund - Class A (JFAMX)                                27.74%     37.79%        --       28.5%(8)

(Comparable to ING JPMorgan Emerging Markets Equity Portfolio)
MSCI Emerging Market Index(SM)                                                  34.54%     38.35%     19.44%      6.98%(9)

JPMorgan Value Opportunities Fund - Class A (JVOAX)                              3.66%     17.22%        --       8.95%(10)

(Comparable to ING JPMorgan Value Opportunities Portfolio)
Russell 1000(R) Value Index                                                      7.05%     17.49%      5.28%     10.94%(11)

Julius Baer International Equity Fund - Class A (BJBIX)                         17.05%     25.16%      8.91%     15.68%

(Comparable to ING Julius Baer Foreign Portfolio)
MSCI EAFE(R) Index                                                              14.02%     24.18%      4.94%      6.18%

Legg Mason Value Fund - Class I (LMNVX)                                          6.36%     20.37%      5.53%     16.32%

(Comparable to ING Legg Mason Value Portfolio)

S&P 500(R) Index                                                                 7.58%      9.04%     14.82%     15.58%
Marsico International Opportunities Fund (MIOFX)                                19.14%     25.44%      8.96%       7.4%(12)

(Comparable to ING Marsico International Opportunities Portfolio)
MSCI EAFE(R) Index                                                              14.02%     24.18%      4.94%      6.18%(13)

MFS Utilities Fund - Class A (MMUFX)                                            16.81%     27.29%       3.2%     11.88%
(Comparable to ING MFS Utilities Portfolio)
S&P 500 Utilities Index                                                         16.83%     22.41%     (2.24)%     6.78%

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                                                                                                                 10 YEARS
                                                                                                                (OR SINCE
                                                                                1 YEAR    3 YEARS    5 YEARS    INCEPTION)
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund - Class A (MSIGX)                                   5.74%     13.66%      1.16%      7.67%

(Comparable to ING Oppenheimer Main Street Portfolio(R))
S&P 500(R) Index                                                                 7.58%      9.04%     14.82%     15.58%

PIMCO High Yield Fund - Class A (PHDAX)                                          4.21%     11.86%      7.65%      6.48%(14)

(Comparable to ING PIMCO High Yield Portfolio)
Merrill Lynch US High Yield BB-B Rated Constrained Index                         3.39%     11.77%      8.28%        --(15)
Merrill Lynch U.S. High Yield BB-B Rated Index                                   3.35%     11.79%      7.76%        --(15)

Pioneer Fund - Class A (PIODX)                                                   6.39%     13.95%      0.95%     10.01%

(Comparable to ING Pioneer Fund Portfolio)
S&P 500(R) Index                                                                 7.58%      9.04%     14.82%     15.58%

Pioneer Mid Cap Value Fund - Class A (PCGRX)                                     7.66%     21.48%     10.74%     10.67%

(Comparable to ING Pioneer Mid Cap Value Portfolio)
Russell Midcap(R) Value Index                                                   12.65%     24.38%     12.21%     13.65%



(1) The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500(R) Index, S&P MidCap 400 Index and the S&P SmallCap 600 Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The S&P/Citigroup World Property Industry is an unmanaged market-weighted total return index which consists of many companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities. The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia, and the Far East. The MSCI Emerging Markets Index(SM) is an unmanaged index that is comprised of equity securities in emerging markets. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Utilities Index measures the performance of the utilities sector. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's, respectively. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index is intended to be the comparative index for the Portfolio. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.
(2)  Portfolio commenced operations on December 22, 1999.
(3)  Index Return is for period beginning January 1, 2000.
(4)  Portfolio commenced operations on November 5, 2001.
(5)  Index Return is for period beginning November 1, 2001.
(6)  Portfolio commenced operations on December 21, 2005
(7)  Index Return is for period beginning January 1, 2006.
(8)  Portfolio commenced operations on September 28, 2001.
(9)  Index Return is for period beginning October 1, 2001.
(10) Portfolio commenced operations on December 31, 2001.
(11) Index Return is for period beginning January 1, 2002.
(12) Portfolio commenced operations on June 30, 2000.
(13) Index Return is for period beginning July 1, 2000.
(14) Portfolio commenced operations on January 13, 1997.
(15) Index Return is for period beginning January 1, 1997.

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                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's Service 2 Class shares' financial performance for the past 5 years (or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance products and would be lower if they did. For the years ended December 31, 2005, 2004 and 2003, the financial information has been derived from the Portfolios' financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered public accounting firm.

Because the Service 2 Class shares of ING Limited Maturity Bond Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), financial highlights are presented for Class S shares of the Portfolio.

Because the Service 2 Class shares of ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, ING Pioneer Mid Cap Value and ING VP Index Plus International Equity Portfolios had not commenced operations and because its Class S shares did not have a full calendar year of operations as of December 31, 2005 (the Portfolio's fiscal year end), audited financial highlights are not available.

For ING Disciplined Small Cap Value, ING EquitiesPlus and ING Global Real Estate Portfolios, audited financial highlights are not available because these Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end).

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO



                                                                                    SERVICE 2 CLASS
                                                                    ---------------------------------------------
                                                                               YEAR ENDED            SEPTEMBER 9,
                                                                              DECEMBER 31,            2002(1) TO
                                                                    ------------------------------   DECEMBER 31,
                                                                       2005       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                               $  18.19      16.01      12.82      13.25
 Income (loss) from investment operations:
 Net investment income                                              $   0.14*      0.13       0.14*      0.03*
 Net realized and unrealized gain (loss) on investments             $  (0.11)      2.22       3.07      (0.38)
 Total from investment operations                                   $   0.03       2.35       3.21      (0.35)
 Less distributions from:
 Net investment income                                              $   0.23       0.17      (0.02)     (0.08)
 Total distributions                                                $   0.23       0.17      (0.02)     (0.08)
 Net asset value, end of period                                     $  17.99      18.19      16.01      12.82
 TOTAL RETURN(2)                                                    %   0.17      14.72      25.05      (2.65)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                  $  3,066      1,912      1,021        117
 Ratios to average net assets:
 Net expenses after brokerage commission recapture after
  expense waivers(3)(4)                                             %   1.05       1.06       1.09       1.08
 Net expenses after expense waiver and prior to brokerage
  commission recapture(3)(4)                                        %   1.06       1.07       1.09       1.10
 Gross expenses prior to brokerage commission recapture
  and prior to expense waiver(3)(4)                                 %   1.16       1.07       1.09       1.10
 Net investment income(3)                                           %   0.80       1.07       0.92       0.83
  Portfolio turnover rate                                           %     54        125         43         41



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year. Amount is less than $0.01.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN HEALTH SCIENCES PORTFOLIO


                                                                            SERVICE 2 CLASS
                                                                            ---------------
                                                                            MAY 3, 2004(1)
                                                                            TO DECEMBER 31,
                                                                                 2004
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                         $   10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                                 $   (0.01)
 Net realized and unrealized gain on investments                              $      --
 Total from investment operations                                             $   (0.01)
 Less distributions from:
 Net investment income                                                        $      --
 Net realized gains on investments                                            $      --
 Total distributions                                                          $      --
 Net asset value, end of period                                               $    9.99
 TOTAL RETURN(2)                                                              %   (0.10)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                            $   2,731
 Ratios to average net assets:
 Net expenses(3)                                                              %    1.15
 Net investment income (loss)(3)                                              %   (0.41)
 Portfolio turnover rate                                                      %      88


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.

*    Amount is less than $0.01


ING EVERGREEN OMEGA PORTFOLIO


                                                                            SERVICE 2 CLASS
                                                                    -------------------------------
                                                                     YEAR ENDED     MAY 3, 2004(1)
                                                                    DECEMBER 31,    TO DECEMBER 31,
                                                                        2005             2004
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                $   10.53           10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                        $   (0.03)           0.02
 Net realized and unrealized gain (loss) on investments              $    0.43            0.56
 Total from investment operations                                    $    0.40            0.58
 Less distributions from:
 Net investment income                                               $      --            0.05
 Total distributions                                                 $      --            0.05
 Net asset value, end of period                                      $   10.93           10.53
 TOTAL RETURN(2)                                                     %    3.80            5.77

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                   $     961             317
 Ratios to average net assets:
 Net expense after expense waiver(3)(4)                              %    1.00            1.00
 Gross expenses prior to expense waiver(3)(4)                        %    1.10            1.00
 Net investment income (loss)(3)                                     %   (0.37)           0.49
 Portfolio turnover rate                                             %     140              87


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING GLOBAL RESOURCES PORTFOLIO



                                                                                    SERVICE 2 CLASS
                                                                    ---------------------------------------------
                                                                              YEAR ENDED             SEPTEMBER 9,
                                                                             DECEMBER 31,             2002(2) TO
                                                                    ------------------------------   DECEMBER 31,
                                                                      2005      2004(1)     2003        2002(1)
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                               $  15.68      14.90       9.82       9.95
 Income (loss) from investment operations:
 Net investment income                                              $   0.09       0.20*      0.12       0.03*
 Net realized and unrealized gain (loss) on investments
  and foreign currencies                                            $   5.55       0.72       5.00      (0.12)
 Total from investment operations                                   $   5.64       0.92       5.12      (0.09)
 Less distributions from:
 Net investment income                                              $   0.14       0.14      (0.04)      0.04
 Net realized gain on investments                                   $   0.90         --         --         --
 Total distributions                                                $   1.04       0.14      (0.04)      0.04
 Net asset value, end of period                                     $  20.28      15.68      14.90       9.82
 TOTAL RETURN(2)                                                    %  37.54       6.23      52.12      (0.87)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                               $ 22,548     10,141      3,075        107
 Ratios to average net assets:
 Net expenses after expense waiver(3)(4)                            %   1.05       1.07       1.09       1.10
 Gross expenses before expense waiver(3)(4)                         %   1.15       1.07       1.09       1.10
 Net investment income(3)                                           %   0.85       1.40       1.89       0.94
 Portfolio turnover rate                                            %    334        176        117        187



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING INTERNATIONAL PORTFOLIO


                                                                                    SERVICE 2 CLASS
                                                                    ---------------------------------------------
                                                                             YEAR ENDED              SEPTEMBER 9,
                                                                             DECEMBER 31,             2002(1) TO
                                                                    ------------------------------   DECEMBER 31,
                                                                      2005       2004       2003        2002
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                               $  10.25       8.89       6.90       7.10
 Income (loss) from investment operations:
 Net investment income (loss)                                       $   0.11       0.07       0.05      (0.01)*
 Net realized and unrealized gain (loss) on investments
  and foreign currencies                                            $   0.83       1.39       1.96      (0.14)
 Total from investment operations                                   $   0.94       1.46       2.01      (0.15)
 Less distributions from:
 Net investment income                                              $   0.25       0.10      (0.02)     (0.03)
 Net realized gain on investment                                    $   0.52         --         --      (0.02)
 Total distributions                                                $   0.77       0.10      (0.02)     (0.05)
 Net asset value, end of period                                     $  10.42      10.25       8.89       6.90
 TOTAL RETURN(2)                                                    %  10.30      16.47      29.07      (2.11)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                  $ 10,096      9,103      4,990        264
 Ratios to average net assets:
 Net expenses after expense waiver(3)(4)                            %   1.41       1.41       1.41       1.41
 Gross expenses prior to expense waiver(3)(4)                       %   1.51       1.41       1.41       1.41
 Net investment income (loss)(3)                                    %   1.11       0.94       0.71      (0.27)
 Portfolio turnover rate                                            %    123         87        116        115


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO


                                                                                    SERVICE 2 CLASS
                                                                    ---------------------------------------------
                                                                              YEAR ENDED             SEPTEMBER 9,
                                                                             DECEMBER 31,             2002(1) TO
                                                                    ------------------------------   DECEMBER 31,
                                                                       2005       2004       2003        2002
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                               $  10.98       9.39       6.25       6.42
 Income (loss) from investment operations:
 Net investment (loss)                                              $   0.02*     (0.02)     (0.04)     (0.01)*
 Net realized and unrealized gain (loss) on investments
  and foreign currencies                                            $   1.67       1.61       3.18      (0.16)
 Total from investment operations                                   $   1.69       1.59       3.14      (0.17)
 Less distributions from:
 Net investment income                                              $   0.01
 Total distributions                                                $   0.01
 Net asset value, end of period                                     $  12.66      10.98       9.39       6.25
 TOTAL RETURN(2)                                                    %  15.39      16.93      50.24      (2.65)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                  $  3,756      2,178        802         65
 Ratios to average net assets:
 Net expenses after brokerage commission recapture and
  after expense waiver(3)(4)                                        %   1.20       1.20       1.23       1.25
 Net expenses after expense waiver and prior to brokerage
  commission recapture(3)(4)                                        %   1.20       1.21       1.26       1.26
 Gross expenses prior to brokerage commission recapture
  and prior to expense waiver(3)(4)                                 %   1.30       1.21       1.26       1.26
 Net investment income (loss)(3)                                    %   0.22      (0.07)     (0.76)     (0.74)
 Portfolio turnover rate                                            %     47         33         43         54


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO


                                                                                    SERVICE 2 CLASS
                                                                    ---------------------------------------------
                                                                              YEAR ENDED             SEPTEMBER 9,
                                                                             DECEMBER 31,             2002(2) TO
                                                                    ------------------------------   DECEMBER 31,
                                                                     2005(1)      2004       2003        2002
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                               $  10.85       9.26       6.34       6.48
 Income (loss) from investment operations:
 Net investment income (loss)                                       $   0.09*      0.02       0.05*     (0.01)*
 Net realized and unrealized gain (loss) on investments
  and foreign currencies                                            $   3.65       1.62       2.88      (0.13)
 Total from investment operations                                   $   3.74       1.64       2.93      (0.14)
 Less distributions from:
 Net investment income                                              $   0.01       0.05       0.01         --
 Total distributions                                                $   0.01       0.05       0.01         --
 Net asset value, end of period                                     $  14.58      10.85       9.26       6.34
 TOTAL RETURN(3)                                                    %  34.51      17.68      46.25      (2.16)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                  $ 19,785      7,223      1,955         89
 Ratios to average net assets
 Net expenses after expense waiver(4)(5)                            %   1.65       1.69       1.92       1.91
 Gross expenses prior to expense waiver(4)(5)                       %   1.75       1.69       1.92       1.91
 Net investment income (loss)(4)                                    %   0.74       0.40       0.91      (0.77)
 Portfolio turnover rate                                            %     85        166         95        166



(1) Since April 29, 2005, J.P. Morgan Investment Management Inc. has served as Portfolio Manager for the ING JPMorgan Emerging Markets Equity Portfolio. Prior to that date, a different firm served as Sub-Adviser.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year
(5) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO


                                                                                    SERVICE 2 CLASS
                                                                    ---------------------------------------------
                                                                              YEAR ENDED             SEPTEMBER 9,
                                                                             DECEMBER 31,             2002(1) TO
                                                                    ------------------------------   DECEMBER 31,
                                                                       2005       2004       2003        2002
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                               $  13.32      10.60       7.92       8.23
 Income (loss) from investment operations:
 Net investment loss                                                $  (0.00)*    (0.03)*    (0.06)*    (0.01)*
 Net realized and unrealized gain (loss) on investments             $   0.43       2.76       2.74      (0.30)
 Total from investment operations                                   $   0.43       2.73       2.68      (0.31)
 Less distributions from:
 Net realized gains on investments                                  $   1.31       0.01         --         --
 Total distributions                                                $   1.31       0.01         --         --
 Net asset value, end of period                                     $  12.44      13.32      10.60       7.92
 TOTAL RETURN(2)                                                    %   3.55      25.79      33.84      (3.77)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                  $ 45,413     32,605     11,044        521
 Ratios to average net assets:
 Net expenses after waiver/reimbursement at expenses and
  after brokerage commission recapture(3)(4)                        %   1.28       1.30       1.29       1.29
 Net expenses after waiver/reimbursement of expenses and
  prior to brokerage commission recapture(3)(4)                     %   1.29       1.30       1.30       1.31
 Gross expenses prior to brokerage commission recapture(3)(4)       %   1.39       1.30       1.30       1.31
 Net investment income loss(3)                                      %  (0.01)     (0.42)     (0.70)     (0.55)
 Portfolio turnover rate                                            %     57        147         35         15



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO


                                                                                              SERVICE 2 CLASS
                                                                                              ---------------
                                                                                                   MAY 4,
                                                                                                2005(1) TO
                                                                                                DECEMBER 31,
                                                                                                   2005
                                                                                              ---------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                                $  10.17
 Income from investment operations:
 Net investment income                                                                               $   0.10*
 Net realized and unrealized gain on investments                                                     $   0.46
 Total from investment operations                                                                    $   0.56
 Less distributions from:
 Net asset value, end of period                                                                      $  10.73
 TOTAL RETURN(2)                                                                                     %   5.51

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                                   $  1,175
 Ratios to average net assets:
 Net expenses after expense waiver/reimbursement of expenses(3)(4)                                   %   0.93
 Gross expenses prior to expense reimbursement of expenses(3)(4)                                     %   1.03
 Net investment income(3)                                                                            %   1.45
 Portfolio turnover rate                                                                             %     48


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO


     ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO



                                                                                    SERVICE 2 CLASS
                                                                    ---------------------------------------------
                                                                              YEAR ENDED             SEPTEMBER 9,
                                                                             DECEMBER 31,             2002(1) TO
                                                                    ------------------------------   DECEMBER 31,
                                                                       2005       2004       2003(2)     2002
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                               $  12.22      10.43       8.30       8.56
 Income (loss) from investment operations:
 Net investment income (loss)                                       $   0.08*      0.05       0.03      (0.01)*
 Net realized and unrealized gain (loss) on investments
  and foreign currencies                                            $   1.76       1.81       2.51      (0.24)
 Total from investment operations                                   $   1.84       1.86       2.54      (0.25)
 Less distributions from:
 Net investment income                                              $   0.00**     0.00**     0.06       0.01
 Net realized gain on investments                                   $   1.02       0.07       0.35         --
 Total distributions                                                $   1.02       0.07       0.41       0.01
 Net asset value, end of period                                     $  13.04      12.22      10.43       8.30
 TOTAL RETURN(3)                                                    %  15.13      17.86      30.79      (2.92)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                  $ 40,914     20,429      2,555        174
 Ratios to average net assets:
 Net expenses after expense waiver(4)(5)                            %   1.32       1.36       1.40       1.41
 Gross expenses prior to expense waiver(4)(5)                       %   1.42       1.36       1.40       1.41
 Net investment income (loss)(4)                                    %   0.62       0.22       0.33      (0.32)
 Portfolio turnover rate                                            %     92        104        183         23



(1)  Commencement of operations.
(2) Since September 2, 2003, Julius Baer Investment Management has served as the Sub-Adviser for the ING Julius Baer Foreign Portfolio. Prior to that date, a different firm served as Sub-Adviser.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.



ING LEGG MASON PARTNERS ALL CAP PORTFOLIO



                                                                                    SERVICE 2 CLASS
                                                                    ---------------------------------------------
                                                                              YEAR ENDED             SEPTEMBER 9,
                                                                             DECEMBER 31,             2002(1) TO
                                                                    ------------------------------   DECEMBER 31,
                                                                       2005       2004       2003        2002
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                               $  12.76      11.89       8.57       8.87
 Income (loss) from investment operations:
 Net investment income                                              $   0.06       0.03       0.01       0.02
 Net realized and unrealized gain (loss) on investments             $   0.50       0.88       3.31      (0.31)
 Total from investment operations                                   $   0.56       0.91       3.32      (0.29)
 Less distributions from:
 Net investment income                                              $   0.07       0.04       0.00**     0.01
 Total distributions                                                $   0.07       0.04       0.00**     0.01
 Net asset value, end of period                                     $  13.25      12.76      11.89       8.57
 TOTAL RETURN(2)                                                    %   4.45       7.62      38.75      (3.28)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                  $ 21,053     14,727      6,134        186
 Ratios to average net assets:
 Net expenses after expense waiver and after
  brokerage commission recapture(3)(4)                              %   1.13       1.13       1.13       1.16
 Net expenses after expense waiver and prior to
  brokerage commission recapture(3)(4)                              %   1.15       1.15       1.15       1.16
 Gross expenses prior to expense waiver and
  prior to brokerage commission recapture(3)(4)                     %   1.25       1.15       1.15       1.16
 Ratio of net investment income to average net assets(3)            %   0.55       0.36       0.12       0.65
 Portfolio turnover rate                                            %     37         32         21        139



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.001.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO


                                                                                    SERVICE 2 CLASS
                                                                    ---------------------------------------------
                                                                              YEAR ENDED             SEPTEMBER 9,
                                                                             DECEMBER 31,             2002(1) TO
                                                                    ------------------------------   DECEMBER 31,
                                                                       2005       2004       2003        2002
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                               $  10.02       8.83       7.22       7.36
 Income (loss) from investment operations:
 Net investment income (loss)                                       $  (0.03)*    (0.02)      0.01       0.01*
 Net realized and unrealized gain (loss) on investments
  and foreign currencies                                            $   0.61       1.23       1.60      (0.13)
 Total from investment operations                                   $   0.58       1.21       1.61      (0.12)
 Less distributions from:
 Net investment income                                              $     --       0.02         --       0.02
 Net realized gain on investments                                   $   0.02         --         --         --
 Total distributions                                                $   0.02       0.02         --       0.02
 Net asset value, end of period                                     $  10.58      10.02       8.83       7.22
 TOTAL RETURN(2)                                                    %   5.80      13.66      22.30      (1.65)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                  $ 27,154     13,927      7,175        597
 Ratios to average net assets:
 Net expenses after brokerage commission recapture and
  after expense waiver(3)(4)                                        %   1.19       1.21       1.24       1.21
 Net expenses after expense waiver and prior to brokerage
  commission recapture(3)(4)                                        %   1.19       1.21       1.25       1.26
 Gross expenses and after expense waiver prior to brokerage
  commission recapture(3)(4)                                        %   1.29       1.21       1.25       1.26
 Net investment income (loss)(3)                                    %  (0.35)     (0.23)      0.16       0.49
 Portfolio turnover rate                                            %     11         95         38         50


(1)  Class A commenced operations on September 9, 2002.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING LIMITED MATURITY BOND PORTFOLIO


                                                                                         CLASS S
                                                                    ----------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------------------
                                                                      2005        2004       2003       2002       2001
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                                $   11.10      11.65      11.44      11.02      10.53
 Income (loss) from investment operations:
 Net investment income                                             $    0.37*      0.65*      0.43       0.46*      0.41
 Net realized and unrealized gain (loss) on investments            $   (0.19)     (0.49)     (0.10)      0.34       0.52
 Total from investment operations                                  $    0.18       0.16       0.33       0.80       0.93
 Less distributions from:
 Net investment income                                             $    0.53       0.61      (0.09)     (0.33)     (0.44)
 Net realized gain on investments                                  $    0.03       0.10      (0.03)     (0.05)        --
 Total distributions                                               $    0.56       0.71      (0.12)     (0.38)     (0.44)
 Net asset value, end of year                                      $   10.72      11.10      11.65      11.44      11.02
 TOTAL RETURN(1)                                                   %    1.63       1.38       2.84       7.24       8.84

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                                   $ 300,275    393,161    572,056    611,262    462,492
 Ratios to average net assets:
 Expenses                                                          %    0.54       0.53       0.53       0.53       0.53
 Net investment income                                             %    3.44       3.35       3.26       4.03       4.98
 Portfolio turnover rate                                           %     219        197         91        169        117



(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO


                                                                                    SERVICE 2 CLASS
                                                                    ---------------------------------------------
                                                                              YEAR ENDED             SEPTEMBER 9,
                                                                             DECEMBER 31,             2002(1) TO
                                                                    ------------------------------   DECEMBER 31,
                                                                       2005       2004       2003        2002
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                               $   1.00       1.00       1.00       1.00
 Income (loss) from investment operations:
 Net investment income                                              $  0.026      0.008      0.006      0.003**
 Net realized and unrealized gain (loss) on investments             $ (0.000)*   (0.000)*   (0.000)*       --
 Total from investment operations                                   $  0.026      0.008      0.006      0.003
 Less distributions from:
 Net investment income                                              $  0.026      0.008      0.006      0.003
 Total distributions                                                $  0.026      0.008      0.006      0.003
 Net asset value, end of period                                     $   1.00       1.00       1.00       1.00
 TOTAL RETURN(2)                                                    %   2.63       0.77       0.60       0.35

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                  $ 12,828     10,124      5,235      1,810
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                     %   0.69       0.69       0.68       0.67
 Gross expenses prior to expense reimbursement(3)(4)                %   0.79       0.69       0.68       0.67
 Net investment income(3)                                           %   2.61       0.84       0.55       1.09


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.001.


ING MARSICO GROWTH PORTFOLIO


                                                                                    SERVICE 2 CLASS
                                                                    ---------------------------------------------
                                                                              YEAR ENDED             SEPTEMBER 9,
                                                                             DECEMBER 31,             2002(1) TO
                                                                    ------------------------------   DECEMBER 31,
                                                                       2005       2004       2003       2002(2)
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                               $  14.47      12.88       9.71       9.81
 Income (loss) from investment operations:
 Net investment income (loss)                                       $  (0.03)*    (0.01)     (0.04)     (0.01)*
 Net realized and unrealized gain (loss) on investments
  and foreign currencies                                            $   1.29       1.60       3.21      (0.09)
 Total from investment operations                                   $   1.26       1.59       3.17      (0.10)
 Net asset value, end of period                                     $  15.73      14.47      12.88       9.71
 TOTAL RETURN(3)                                                    %   8.71      12.34      32.65      (1.02)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                  $ 22,551     15,096      8,268        102
 Ratios to average net assets:
 Net expenses after brokerage commission recapture and
  after waiver/reimbursement of expenses(4)(5)                      %   1.14       1.15       1.17       1.05
 Net expenses after waiver/reimbursement of expenses
  and prior to brokerage commission recapture(3)(4)                 %   1.16       1.15       1.17       1.05
 Gross expenses prior to brokerage commission recapture
  and waiver/reimbursement of expenses(4)(5)                        %   1.26       1.18       1.19       1.21
 Net investment income (loss)(4)                                    %  (0.19)     (0.10)     (0.39)     (0.43)
 Portfolio turnover rate                                            %     72         72         82        186


(1)  Commencement of operations.

(2) Since December 14, 2002, Marsico Capital Management, LLC has served as Sub-Adviser for the ING Marsico Growth Portfolio. Prior to that date, the Series had been advised by another Sub-Adviser.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO


                                                                                                      CLASS S
                                                                                                  ---------------
                                                                                                       MAY 2,
                                                                                                     2005(1) TO
                                                                                                    DECEMBER 31,
                                                                                                        2005
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                             $         10.00
 Income from investment operations:
 Net investment income                                                                            $          0.02*
 Net realized and unrealized gain on investments                                                  $          2.51
 Total from investment operations                                                                 $          2.53
 Less distributions from:
 Net investment income                                                                            $          0.01
 Net realized gain on investments                                                                 $          0.16
 Total distributions                                                                              $          0.17
 Net asset value, end of period                                                                   $         12.36
 TOTAL RETURN(2)                                                                                  %         25.35

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                                $       150,499
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                                                   %          0.93
 Gross expenses prior to expense reimbursement(3)                                                 %          1.02
 Net investment income(3)(4)                                                                      %          0.22
 Portfolio turnover rate                                                                          %            73


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING MFS MID CAP GROWTH PORTFOLIO


                                                                                            SERVICE 2 CLASS
                                                                       -------------------------------------------------------
                                                                                      YEAR ENDED                  SEPTEMBER 9,
                                                                                     DECEMBER 31,                  2002(1) TO
                                                                       -------------------------------------      DECEMBER 31,
                                                                           2005         2004          2003             2002
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                  $    11.59        10.09          7.26           7.36
 Income (loss) from investment operations:
 Net investment loss                                                   $    (0.06)       (0.06)        (0.05)*        (0.01)
 Net realized and unrealized gain (loss) on investments
  and foreign currencies                                               $     0.40         1.56          2.88          (0.09)
 Total from investment operations                                      $     0.34         1.50          2.83          (0.10)
 Net asset value, end of period                                        $    11.93        11.59         10.09           7.26
 TOTAL RETURN(2)                                                       %     2.93        14.87         38.98          (1.36)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                     $   19,169       17,124         9,620            559
 Ratios to average net assets:
 Net expenses after brokerage commission recapture and
  after waiver/reimbursement of expenses(3)(4)                         %     1.00         1.02          1.01           0.95
 Net expenses after waiver/reimbursement of expenses and
  prior to brokerage commission recapture(3)(4)                        %     1.04         1.04          1.05           1.06
 Gross expenses prior to brokerage commission recapture and
  prior to waiver/reimbursement of expenses(3)(4)                      %     1.14         1.04          1.05           1.06
 Net investment loss                                                   %    (0.53)       (0.71)        (0.59)         (0.30)
 Portfolio turnover rate                                               %       79           80            95            163



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO


                                                                                           SERVICE 2 CLASS
                                                                    --------------------------------------------------------
                                                                                   YEAR ENDED                  SEPTEMBER 9,
                                                                                  DECEMBER 31,                  2002(1) TO
                                                                    --------------------------------------      DECEMBER 31,
                                                                       2005           2004          2003            2002
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                               $    18.71         17.18         14.82              14.97
 Income from investment operations:
 Net investment income                                              $     0.40*         0.39*         0.36*              0.12*
 Net realized and unrealized gain on investments and foreign
  currencies                                                        $     0.08          1.50          2.07               0.07
 Total from investment operations                                   $     0.48          1.89          2.43               0.19
 Less distributions from:
 Net investment income                                              $     0.41          0.36          0.07               0.32
 Net realized gain on investments                                   $     0.66            --            --               0.02
 Total distributions                                                $     1.07          0.36          0.07               0.34
 Net asset value, end of period                                     $    18.12         18.71         17.18              14.82
 TOTAL RETURN(2)                                                    %     2.68         11.02         16.40               1.22

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                  $   49,367        36,969        18,035                966
 Ratios to average net assets:
 Net expenses after brokerage commission recapture and
  waiver/reimbursement of expenses(3)(4)                            %     1.04          1.03          1.04               1.03
 Net expenses after waiver/reimbursement of expenses and
  prior to brokerage commission recapture(3)                        %     1.04          1.04          1.05               1.06
 Gross expenses prior to brokerage commission recapture and
  prior to waiver/reimbursement of expenses(3)(4)                   %     1.14          1.04          1.05               1.06
 Net investment income(3)                                           %     2.18          2.30          2.27               2.59
 Portfolio turnover rate                                            %       51            66            57                 81



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING MFS UTILITIES PORTFOLIO


                                                                                                      CLASS S
                                                                                                  ---------------
                                                                                                       MAY 2,
                                                                                                     2005(1) TO
                                                                                                    DECEMBER 31,
                                                                                                        2005
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                             $         10.07
 Income from investment operations:
 Net investment income                                                                            $          0.10*
 Net realized and unrealized gain on investments                                                  $          1.34
 Total from investment operations                                                                 $          1.44
 Less distributions from:
 Net investment income                                                                            $          0.08
 Net realized gain on investments                                                                 $          0.23
 Total distributions                                                                              $          0.31
 Net asset value, end of period                                                                   $         11.20
 TOTAL RETURN(2)                                                                                  %         14.25

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                                $       168,701
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)                                                      %          1.05
 Gross expenses prior to expense reimbursement                                                    %          1.07
 Net investment income(3)                                                                         %          1.31
 Portfolio turnover rate                                                                          %           152


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING OPPENHEIMER MAIN STREET PORTFOLIO(R)


                                                                                        SERVICE 2 CLASS
                                                                    ---------------------------------------------------------
                                                                                   YEAR ENDED                  SEPTEMBER 9,
                                                                                  DECEMBER 31,                  2002(1) TO
                                                                    --------------------------------------      DECEMBER 31,
                                                                       2005           2004          2003            2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period                               $    16.62         14.88         11.98           12.20
 Income (loss) from investment operations:
 Net investment income                                              $     0.14*         0.10          0.08            0.03
 Net realized and unrealized gain (loss)
  on investments and foreign currencies                             $     0.78          1.79          2.84           (0.21)
 Total from investment operations                                   $     0.92          1.89          2.92           (0.18)
 Less distributions from:
 Net investment income                                              $     0.16          0.15          0.02            0.04
 Total distributions                                                $     0.16          0.15          0.02            0.04
 Net asset value, end of period                                     $    17.38         16.62         14.88           11.98
 TOTAL RETURN(2)                                                    %     5.57         12.70         24.37           (1.45)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                  $    4,351         2,847         1,950             336
 Ratios to average net assets:
 Net expenses after brokerage commission recapture and
  after waiver/reimbursement of expenses(3)(4)                      %     1.04          1.01          0.99            0.96
 Net expenses after waiver/reimbursement of expenses and
  prior to brokerage commission recapture(3)(4)                     %     1.04          1.03          0.99            0.96
 Gross expenses prior to brokerage commission recapture and
  prior to waiver/reimbursement of expenses(3)(4)                   %     1.14          1.04          1.05            1.06
 Net investment income(3)                                           %     0.86          0.81          0.72            0.85
 Portfolio turnover rate                                            %       80           175           130             109


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.


ING PIMCO CORE BOND PORTFOLIO


                                                                                      SERVICE 2 CLASS
                                                                    -------------------------------------------------------
                                                                                  YEAR ENDED                   SEPTEMBER 9,
                                                                                 DECEMBER 31,                    2002(1) TO
                                                                    --------------------------------------     DECEMBER 31,
                                                                       2005            2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period                               $    10.90         10.71         10.40           10.33
 Income from investment operations:
 Net investment income                                              $     0.33*         0.33*         0.42*           0.10*
 Net realized and unrealized gain on investments,
  foreign currencies, futures, options and swaps                    $    (0.08)         0.18          0.06            0.20
 Total from investment operations                                   $     0.25          0.51          0.48            0.30
 Less distributions from:
 Net investment income                                              $     0.37          0.30         (0.04)           0.15
 Net realized gain on investments                                   $     0.10          0.02         (0.13)           0.08
 Total distributions                                                $     0.47          0.32         (0.17)           0.23
 Net asset value, end of period                                     $    10.68         10.90         10.71           10.40
 TOTAL RETURN(2)                                                    %     2.28          4.73          4.56            2.94

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                  $   35,739        27,604        16,428           1,002
 Ratios to average net assets:
 Net expenses after expense waiver(4)(5)                            %     0.99          1.01          1.01            1.03
 Gross expenses prior to expense waiver(4)(5)                       %     1.09          1.01          1.01            1.03
 Net investment income(3)                                           %     3.07          3.05          3.40            3.21
 Portfolio turnover rate                                            %      760           279           402             605



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO HIGH YIELD PORTFOLIO


                                                                                  CLASS S
                                                                     --------------------------------
                                                                                            MAY 3,
                                                                       YEAR ENDED         2004(1) TO
                                                                      DECEMBER 31,       DECEMBER 31,
                                                                          2005               2004
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                $        10.50             10.00
 Income (loss) from investment operations:
 Net investment income                                               $         0.67*             0.42
 Net realized and unrealized gain (loss) on investments              $        (0.24)             0.48
 Total from investment operations                                    $         0.43              0.90
 Less distributions from:
 Net investment income                                               $         0.70              0.40
 Net realized gain on investments                                    $         0.02                --
 Total distributions                                                 $         0.72              0.40
 Net asset value, end of period                                      $        10.21             10.50
 TOTAL RETURN(2)                                                     %         4.33              9.24

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                   $      721,985           697,885
 Ratios to average net assets:
 Expenses(3)                                                         %         0.75              0.74
 Net investment income(3)                                            %         6.53              6.19
 Portfolio turnover rate                                             %          102                50


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING PIONEER FUND PORTFOLIO


                                                                                                      CLASS S
                                                                                                  ---------------
                                                                                                       MAY 3,
                                                                                                     2005(1) TO
                                                                                                    DECEMBER 31,
                                                                                                        2005
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                             $         10.17
 Income from investment operations:
 Net investment income                                                                            $          0.09*
 Net realized and unrealized gain on investments                                                  $          0.82
 Total from investment operations                                                                 $          0.91
 Less distributions from:
 Net investment income                                                                            $          0.04
 Net realized gain on investments                                                                 $          0.00**
 Total distributions                                                                              $          0.04
 Net asset value, end of period                                                                   $         11.04
 TOTAL RETURN(2)                                                                                  %          8.99+

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                                $        82,505
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                                                   %          0.96
 Gross expenses prior to expense reimbursement(3)                                                 %          1.00
 Net investment income(3)(4)                                                                      %          1.27
 Portfolio turnover rate                                                                          %            39


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.005.
+ In 2005, the Investment Manager fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio's investment guidelines. The impact on total return was 0.02% on both Class I and Class S, and excluding this item, total return would have been 10.23% and 8.97%, respectively.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO


                                                                                                      CLASS S
                                                                                                  ---------------
                                                                                                     APRIL 29,
                                                                                                     2005(1) TO
                                                                                                    DECEMBER 31,
                                                                                                        2005
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                             $         10.01
 Income from investment operations:
 Net investment income                                                                            $          0.02
 Net realized and unrealized gain on investments                                                  $          0.97
 Total from investment operations                                                                 $          0.99
 Net asset value, end of period                                                                   $         11.00
 TOTAL RETURN(2)                                                                                  %          9.89

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                                $       671,732
 Ratios to average net assets:
 Expenses(3)                                                                                      %          0.92
 Net investment income(3)                                                                         %          0.62
 Portfolio turnover rate                                                                          %            50


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO


                                                                                                      CLASS S
                                                                                                  ---------------
                                                                                                      JULY 29,
                                                                                                     2005(1) TO
                                                                                                    DECEMBER 31,
                                                                                                        2005
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                             $         10.00
 Income from investment operations:
 Net investment income                                                                            $          0.04
 Net realized and unrealized gain on investments                                                  $          1.00
 Total from investment operations                                                                 $          1.04
 Less distributions from:
 Net investment income                                                                            $          0.04
 Net realized gain on investments                                                                 $          0.19
 Total distributions                                                                              $          0.23
 Net asset value, end of period                                                                   $         10.81
 TOTAL RETURN(2)                                                                                  %         10.34

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                                $        27,276
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                                                   %          0.80
 Gross expenses prior to expense reimbursement(3)                                                 %          1.04
 Net investment income(3)(4)                                                                      %          0.99
 Portfolio turnover rate                                                                          %            77


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

                      (This page intentionally left blank.)

TO OBTAIN
MORE INFORMATION


A Statement of Additional Information, dated April 28, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual shareholder reports. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firms.


To obtain free copies of the ING Investors Trust's annual and semi-annual reports and the Portfolios' Statement of Additional Information, or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona, call (800) 366-0066, or visit our website at www.ingfunds.com.


Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, NE Washington, D.C. 20549-0102.

[ING LOGO]


                                                          SEC File No. 811-05629


04/28/06

ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2006

SERVICE 2 CLASS

BALANCED FUNDS
ING FRANKLIN INCOME PORTFOLIO
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
ING UBS U.S. ALLOCATION PORTFOLIO

INTERNATIONAL/GLOBAL FUNDS
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (FORMERLY,
ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO)
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

STOCK FUNDS
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
ING FMR(SM) EARNINGS GROWTH PORTFOLIO
ING FMR(SM) SMALL CAP EQUITY PORTFOLIO

ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO

ING LORD ABBETT AFFILIATED PORTFOLIO (FORMERLY,
ING SALOMON BROTHERS INVESTORS PORTFOLIO)
ING MERCURY LARGE CAP GROWTH PORTFOLIO
ING MERCURY LARGE CAP VALUE PORTFOLIO (FORMERLY,
ING MERCURY FOCUS VALUE PORTFOLIO)

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
ING VAN KAMPEN REAL ESTATE PORTFOLIO
ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO (FORMERLY,
ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO)
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

GOLDMAN SACHS TOLLKEEPER(SM) IS A SERVICE MARK OF GOLDMAN SACHS & CO.

FMR(SM) IS A SERVICE MARK OF FIDELITY MANAGEMENT & RESEARCH COMPANY.


NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE 2 CLASS SHARES OF CERTAIN PORTFOLIO OF ING INVESTORS TRUST. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE
INTRODUCTION
  ING Investors Trust                                                          2
  Advisers                                                                     2
  Portfolios and Sub-Advisers                                                  2
  Classes of Shares                                                            2
  Investing Through Your Variable Contractor Qualified Plan                    2
  Why Reading this Prospectus is Important                                     2

DESCRIPTION OF THE PORTFOLIOS
  ING AllianceBernstein Mid Cap Growth Portfolio                               3
  ING Capital Guardian Small/Mid Cap Portfolio                                 6
  ING Capital Guardian U.S. Equities Portfolio                                 9
  ING FMR(SM) Diversified Mid Cap Portfolio                                   12
  ING FMR(SM) Earnings Growth Portfolio                                       15
  ING FMR(SM) Small Cap Equity Portfolio                                      17
  ING Franklin Income Portfolio                                               19
  ING Goldman Sachs Tollkeeper(SM) Portfolio                                  21
  ING Lord Abbett Affiliated Portfolio                                        24
  ING Mercury Large Cap Growth Portfolio                                      27
  ING Mercury Large Cap Value Portfolio                                       31
  ING T. Rowe Price Capital Appreciation Portfolio                            35
  ING T. Rowe Price Equity Income Portfolio                                   39
  ING Templeton Global Growth Portfolio                                       42
  ING UBS U.S. Allocation Portfolio                                           46
  ING Van Kampen Equity Growth Portfolio                                      51
  ING Van Kampen Global Franchise Portfolio                                   54
  ING Van Kampen Growth and Income Portfolio                                  57
  ING Van Kampen Real Estate Portfolio                                        60
  ING Wells Fargo Mid Cap Disciplined Portfolio                               63
  ING Wells Fargo Small Cap Disciplined Portfolio                             66

PORTFOLIO FEES AND EXPENSES                                                   68

SUMMARY OF PRINCIPAL RISKS                                                    70

MORE INFORMATION
  Percentage and Rating Limitations                                           77
  A Word about Portfolio Diversity                                            77
  Additional Information about the Portfolios                                 77
  Non-Fundamental Investment Policies                                         77
  Temporary Defensive Positions                                               77
  Administrative Services                                                     77
  Portfolio Distribution                                                      78
  Rule 12b-1 Distribution Fees                                                78
   Service Fees                                                               79
  How ING Groep Compensates Entities Offering Our Portfolios as
   Investment Options in Their Insurance Products                             79
  Interests of the Holders of Variable Contracts and Qualified Plans          79
  Pricing of Portfolio Shares                                                 81
  Purchase and Redemption of Shares                                           81
  Frequent Trading - Market Timing                                            81
  Portfolio Holdings Disclosure Policy                                        82
  Reports to Shareholders                                                     82

NET ASSET VALUE

OVERALL MANAGEMENT OF THE TRUST
  Adviser                                                                     83
  Advisory Fee                                                                83

TAXES AND DISTRIBUTIONS                                                       84

PERFORMANCE                                                                   85

FINANCIAL HIGHLIGHTS                                                          87

TO OBTAIN MORE INFORMATION                                             Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

ADVISERS


Directed Services, Inc. ("DSI" or "Adviser") serves as the investment adviser to each of the Portfolios ("Adviser"). Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSI is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep") (NYSE : ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

PORTFOLIOS AND SUB-ADVISERS

ING AllianceBernstein Mid Cap Growth Portfolio - AllianceBernstein L.P.

ING Capital Guardian Small/Mid Cap Portfolio - Capital Guardian Trust Company ING Capital Guardian U.S. Equities Portfolio - Capital Guardian Trust Company ING FMR(SM) Diversified Mid Cap Portfolio - Fidelity Management & Research Company
ING FMR(SM) Earnings Growth Portfolio - Fidelity Management & Research Company

ING FMR(SM) Small Cap Equity Portfolio - Fidelity Management & Research Company

ING Franklin Income Portfolio - Franklin Advisers, Inc.

ING Goldman Sachs Tollkeeper(SM) Portfolio - Goldman Sachs Asset Management,
L.P.

ING Lord Abbett Affiliated Portfolio - Lord, Abbett & Co. LLC
ING Mercury Large Cap Growth Portfolio - Mercury Advisors
ING Mercury Large Cap Value Portfolio - Mercury Advisors

ING T. Rowe Price Capital Appreciation Portfolio - T. Rowe Price Associates,
Inc.

ING T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.
ING Templeton Global Growth Portfolio - Templeton Global Advisors Limited
ING UBS U.S. Allocation Portfolio - UBS Global Asset Management (Americas) Inc. ING Van Kampen Equity Growth Portfolio - Van Kampen
ING Van Kampen Global Franchise Portfolio - Van Kampen
ING Van Kampen Growth and Income Portfolio - Van Kampen
ING Van Kampen Real Estate Portfolio - Van Kampen

ING Wells Fargo Mid Cap Disciplined Portfolio - Wells Capital Management, Inc. ING Wells Fargo Small Cap Disciplined Portfolio - Wells Capital Management, Inc.


CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Service 2 Class shares are offered by this Prospectus. Service 2 Class shares are not subject to any sales load.


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Service 2 Class shares of the Portfolios may be offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates in connection with the creation or management of the Portfolios. Class I shares, which are not offered in this Prospectus, also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements.


Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, principal investment strategies, and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO

SUB-ADVISER


AllianceBernstein L.P. ("AllianceBernstein")


INVESTMENT OBJECTIVE


Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests substantially all of its assets in high-quality common stocks that AllianceBernstein expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in common stock of mid-capitalization companies. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For these purposes, mid-capitalization companies are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap(R) Growth Index. The market capitalizations of companies in the Russell Midcap(R) Growth Index ranged from $563 million to $18.4 billion as of December 31, 2005. The capitalization range of companies in the Russell Midcap(R) Growth Index will change with the markets and the Portfolio typically invests in common stocks with market capitalizations of between $1 billion and $15 billion at the time of purchase. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Portfolio also may:

     - write exchange-traded covered call options on up to 25% of its total assets;

     - make secured loans on portfolio securities of up to 25% of its total assets;

     - enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

     - enter into futures contracts on securities indexes and options on such futures contracts.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                                 DEBT SECURITIES

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                             SECURITIES LENDING RISK
                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1999-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                              1996
                              1997
                              1998
                              1999     25.38
                              2000    (17.25)
                              2001    (13.87)
                              2002    (30.15)
                              2003     66.82
                              2004     19.35
                              2005      6.64

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  4th Quarter 1999:  25.03%
                         Worst: 3rd Quarter 2001: (26.24)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (For the periods ended December 31, 2005)



                                                                   5 YEARS               10 YEARS
                                                    1 YEAR    (OR LIFE OF CLASS)     (OR LIFE OF CLASS)
          SERVICE 2 CLASS RETURN                     6.64%         27.96%(1)               N/A
          Russell Midcap(R) Growth Index            12.10%         20.39%(3)               N/A
          CLASS S RETURN (ADJUSTED)                  6.68%          5.02%                 5.25%(1)
          Russell Midcap(R) Growth Index            12.10%          1.38%                 6.31%(3)



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2) AllianceBernstein L.P. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different Sub-Adviser.

(3) The Index return for the Service 2 Class shares is for the period beginning September 1, 2002. The Index return for the Class S shares is for the period beginning August 1, 1998.


MORE ON THE SUB-ADVISER


AllianceBernstein is a leading global investment management firms supervising clients accounts with assets totaling approximately $579 billion as of December 31, 2005. AllianceBernstein provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. The principal address of AllianceBernstein is 1345 Avenue of the Americas New York, NY 10105.

As of December 31, 2005, AllianceBernstein Holding L.P. owns approximately 32.2% of the units of limited partnership interest in AllianceBernstein. AXA Financial, Inc. owns approximately 60.7% of the outstanding publicly traded AllianceBernstein Holding Units and approximately 1.8% of the outstanding AllianceBernstein Units, which, including the general partnership interests, AllianceBernstein and AllianceBernstein Holding, represents a 61.1% economic interest in AllianceBernstein. AXA Financial, Inc. is a wholly owned subsidiary of AXA, one of the largest global financial services organizations.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Catherine Wood      Senior Vice President and portfolio manager,
                    AllianceBernstein, and Chief Investment Officer, Regent
                    Investor Services, a division of AllianceBernstein.

                    Ms. Wood joined AllianceBernstein in 2001 from Tupelo
                    Capital Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 19 years with Jennison Associates as a Director and portfolio manager, Equity Research Analyst and Chief Economist.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO

SUB-ADVISER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers small/mid cap companies to be companies that have total market capitalization within the range of companies included in the custom Russell 2800 Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000(R) Index and Russell Midcap(R) Index. These two indices added together represent the smallest 2800 companies in the Russell 3000(R) Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index. The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.

The Sub-Adviser is not constrained by a particular investment style and may invest in "growth" or "value" securities.


Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights. The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.


The Portfolio may hold American Depository Receipts ("ADRs"), which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").


The Portfolio may invest a portion of its assets in money market instruments and repurchase agreements.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                               OTC INVESTMENT RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1996-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                              1996    19.94
                              1997    10.18
                              1998    20.80
                              1999    50.41
                              2000   (18.29)
                              2001    (1.71)
                              2002   (25.54)
                              2003    40.08
                              2004     7.32
                              2005    (1.19)

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  4th Quarter 1999:  33.85%
                         Worst: 3rd Quarter 2001: (25.72)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to those of two broad measures of market performance - the Russell Midcap(R) Index, and custom Russell 2800 Index. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000(R) and Russell Midcap(R) Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000(R) Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap(R) Index is intended to be the comparative index for the Portfolio. The Russell Midcap(R) Index is a more appropriate comparative index since it more closely reflects the types of securities in which the Portfolio invests. Class S shares' performance has been adjusted to reflect the higher expenses of the Service 2 Class shares. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                                              5 YEARS                 10 YEARS
                                              1 YEAR     (OR LIFE OF CLASS)     (OR LIFE OF CLASS)
          SERVICE 2 CLASS RETURN              (1.19)%          12.18%(1)                N/A
          Russell Midcap(R) Index             12.65%           20.43%(3)                N/A
          Custom Russell 2800 Index           10.61%           20.10%(3)                N/A
          CLASS S RETURN (ADJUSTED)           (1.16)%           1.72%                  7.88%(1)
          Russell Midcap(R) Index             12.65%            8.45%                 12.49%(3)
          Custom Russell 2800 Index           10.61%            8.39%                 11.65%(3)



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on January 3, 1996. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.


(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different Sub-Adviser. Prior to May 1, 2005, the Portfolio's strategy was to invest at least 80% of its assets in small cap securities, as opposed to the current policy of small- and mid-cap.


(3) The Index returns for the Service 2 Class shares are for the period beginning September 1, 2002. The Index returns for the Class S shares are for the period beginning January 1, 1996.

MORE ON THE SUB-ADVISER


Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc., which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $157 billion in assets as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
James S. Kang            Mr. Kang is a Vice President of Capital Guardian with
                         portfolio management responsibilities, and joined the
                         Capital Guardian organization in 1987.

Karen A. Miller          Ms. Miller is a Senior Vice President of Capital
                         Guardian with portfolio management responsibilities,
                         and joined the Capital Guardian organization in 1990.

Kathryn M. Peters        Ms. Peters is a Vice President of Capital Guardian with
                         portfolio management responsibilities. Prior to joining
                         the organization in 2001, Ms. Peters was a portfolio
                         manager and principal with Montgomery Asset Management,
                         LLC.

Theodore R. Samuels      Mr. Samuels is a Senior Vice President and Director of
                         Capital Guardian with portfolio management
                         responsibilities. He joined Capital Guardian in 1981.

Lawrence R. Solomon      Mr. Solomon is a Senior Vice President of Capital
                         Guardian with portfolio management responsibilities. He
                         joined Capital Guardian in 1987.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

SUB-ADVISER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of issuers located in the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Equity securities in which the Portfolio may invest include common or preferred stock or securities convertible into or exchangeable for equity securities, such as warrants or rights. When determining whether a company is located in the United States, the Sub-Adviser will consider such factors as the place of listing and the location of the issuer's incorporation and headquarters.

In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Sub-Adviser is not constrained by a particular investment style, and may invest in "growth" or "value" securities. Under normal conditions, the Portfolio can be expected to invest in companies with a market capitalization of greater than $1 billion at the time of purchase.


The Portfolio may hold American Depositary Receipts ("ADRs"), which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). The Portfolio may invest a portion of its assets in debt securities and cash equivalents.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2001-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of the Service 2 Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                              1996
                              1997
                              1998
                              1999
                              2000
                              2001     (3.78)
                              2002    (23.91)
                              2003     36.34
                              2004      9.10
                              2005      6.13

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  2nd Quarter 2003:  18.41%
                         Worst: 3rd Quarter 2002: (19.51)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. Class S shares' performance has been adjusted to reflect the higher expenses of the Service 2 Class shares. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                                                  5 YEARS               10 YEARS
                                                  1 YEAR     (OR LIFE OF CLASS)    (OR LIFE OF CLASS)
          SERVICE 2 CLASS RETURN                   6.13%          16.23%(1)               N/A
          S&P 500(R) Index                         4.91%          11.72%(3)               N/A
          CLASS S RETURN (ADJUSTED)                6.02%           2.95%                 3.61%(1)
          S&P 500(R) Index                         4.91%           0.54%                (0.28)%(3)



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.


(2)  Capital Guardian has managed the Portfolio since February 1, 2000.


(3) The Index return for the Service 2 Class shares is for the period beginning September 1, 2002. The Index return for the Class S shares is for the period beginning February 1, 2000.


MORE ON THE SUB-ADVISER

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, has managed the Portfolio since inception. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $157 billion in assets as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Karen A. Miller          Ms. Miller is a Senior Vice President of Capital
                         Guardian with portfolio management responsibilities.
                         She joined the Capital Guardian organization in 1990
                         where she served in various portfolio management
                         positions.

Michael R. Ericksen      Mr. Ericksen is a Senior Vice President and portfolio
                         manager. He joined the Capital Guardian organization in
                         1987 where he served in various capacities.

David Fisher             Mr. Fisher is Chairman of the Board of Capital Guardian
                         Group International, Inc. and Capital Guardian. He
                         joined the Capital Guardian organization in 1969 where
                         he served in various portfolio management positions.

Theodore Samuels         Mr. Samuels is a Senior Vice President and Director for
                         Capital Guardian, as well as a Director of Capital
                         International Research, Inc. He joined the Capital
                         Guardian organization in 1981 where he served in
                         various portfolio management positions.

Eugene P. Stein          Mr. Stein is Executive Vice President, a Director, a
                         portfolio manager, and Chairman of the Investment
                         Committee for Capital Guardian. He joined the Capital
                         Guardian organization in 1972 where he served in
                         various portfolio manager positions.

Terry Berkemeier         Mr. Berkemeier is a Senior Vice President of Capital
                         Guardian with U.S. equity portfolio management
                         responsibilities. He joined the Capital Guardian
                         organization in 1992.

Alan J. Wilson           Mr. Wilson is a Director and Senior Vice President of
                         Capital Guardian with portfolio management
                         responsibilities. He is also an investment analyst for
                         Capital International Research, Inc. with portfolio
                         management responsibilities, specializing in U.S. oil
                         services and household products.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

SUB-ADVISER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.


The Sub-Adviser normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(R) Index or the Standard & Poor's MidCap 400 ("S&P MidCap 400") Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.


The Sub-Adviser may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolios, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Factors considered include growth potential, earnings estimates and management.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                         OTHER INVESTMENT COMPANIES RISK

                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2001-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                         YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                              1996
                              1997
                              1998
                              1999
                              2000
                              2001     (6.77)
                              2002    (19.47)
                              2003     33.24
                              2004     23.83
                              2005     16.76

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  4th Quarter 2001:  18.50%
                         Worst: 3rd Quarter 2002: (18.73)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance- the S&P MidCap 400 Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation. Class S shares' performance has been adjusted to reflect the higher expenses of the Service 2 Class shares. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                                   5 YEARS                 10 YEARS
                                                   1 YEAR     (OR LIFE OF CLASS)      (OR LIFE OF CLASS)
          SERVICE 2 CLASS SHARES                   16.76%          20.34%(1)                 N/A
          S&P MidCap 400 Index                     12.56%          17.88%(2)                 N/A
          CLASS S SHARES (ADJUSTED)                16.71%           7.67%                   7.11%(1)
          S&P MidCap 400 Index                     12.56%           8.60%                   7.37%(2)



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2) The Index return for the Service 2 Class shares is for the period beginning September 1, 2002. The Index return for the Class S shares is for the period beginning October 1, 2000.


MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company, Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.


The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $1,207.7 billion in mutual fund assets.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Tom Allen                Vice President of FMR and portfolio manager of the
                         Portfolio since February 2004.

                         Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) EARNINGS GROWTH PORTFOLIO

SUB-ADVISER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Seeks growth of capital over the long term.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Sub-Adviser invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                DERIVATIVES RISK


                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


Since the Portfolio commenced operations on April 29, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.


MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company, Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.


The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $1,207.7 billion in mutual fund assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Joseph W. Day            Vice President and portfolio manager

                         Mr. Day is portfolio manager to the Portfolio. Since joining Fidelity Investments in 1984, Mr. Day has worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) SMALL CAP EQUITY PORTFOLIO

SUB-ADVISER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Sub-Adviser normally invests at least 80% of the Portfolio's assets in common stocks of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000(R) Index, the Standard & Poor's SmallCap 600 Index or companies within the Russell 1000(R) Index with market capitalizations less than $2.5 billion at the time of purchase. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with larger market capitalizations.


The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management, among others.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                         OTHER INVESTMENT COMPANIES RISK

                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company, Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the act of 1940 Act, to form a controlling group with respect to FMR Corp.


The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $1,207.7 billion in mutual fund assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Thomas Hense             Vice President and Portfolio Manager

                         Mr. Hense had managed the Portfolio since inception.
                         Since joining Fidelity Investments in 1993, Mr. Hense had worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FRANKLIN INCOME PORTFOLIO

SUB-ADVISER

Franklin Advisers, Inc. ("Franklin")

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.


The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Sub-Adviser to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts ("ADRs").


The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the Portfolio's investment portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Sub-Adviser considers a variety of factors, including:

     -    the experience and managerial strength of the company;

     - the responsiveness to changes in interest rates and business conditions;

     -    debt maturity schedules and borrowing requirements;

     - the company's changing financial condition and market recognition of the change; and

     - a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK

                             MARKET AND COMPANY RISK

                               MARKET TRENDS RISK

                                  MATURITY RISK

                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio had not commenced operations as of December 31, 2005, annual performance information is not provided.


MORE ON THE SUB-ADVISER


The Adviser has engaged Franklin, One Franklin Parkway, San Mateo, California 04403-1905 to serve as Sub-Adviser to the ING Franklin Income Portfolio. Franklin is a wholly-owned subsidiary if Franklin Resources, Inc. As of December 31, 2005, Franklin and its affiliates had over $464 billion in assets under management.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Edward D. Perks          Mr. Perks is Vice President of Franklin and has managed
                         the Portfolio since its inception. Since 1994, Mr.
                         Perks has worked as a research analyst and portfolio
                         manager at Franklin. He joined Franklin in 1992.

Charles B. Johnson       Mr. Johnson has managed the Portfolio since its
                         inception. Since 2003, Mr. Johnson has served as
                         Chairman of the Board of Franklin as well as Director
                         of various Franklin Templeton Funds. From 1969 to
                         December 2003, Mr. Johnson served as the CEO of
                         Franklin. He joined Franklin in 1957.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO

SUB-ADVISER

Goldman Sachs Asset Management, L.P. ("GSAM")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in equity investments in "Tollkeeper" companies, which are technology, media, or service companies believed to be high quality and that adopt or use technology to improve cost structure, revenue opportunities, and/or competitive advantage. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio seeks to achieve its investment objective by investing in equity investments of companies that the Sub-Adviser believes are well positioned to benefit from the proliferation of technology. In general, the Sub-Adviser defines a Tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The Sub-Adviser anticipates that Tollkeeper companies may increase revenue by increasing "traffic", or customers and sales, and raising "tolls," or prices, and margins. The Sub-Adviser does not define companies that are capital intensive, low margin businesses as Tollkeepers (although the Portfolio may invest in such companies as part of the Portfolio's 20% basket of securities which are not or may not be defined as Tollkeepers).

The Sub-Adviser believes that the characteristics of many Tollkeeper companies should enable them to grow consistently their businesses. Such characteristics include:

     -    Strong brand name;

     -    Dominant market share;

     -    Recurring revenue streams;

     -    Free cash flow generation;

     -    Long product life cycle;

     -    Enduring competitive advantage; and

     -    Excellent management.

The Internet is an example of a technology that the Sub-Adviser believes will drive growth for many Tollkeeper companies. The Internet's significant impact on the global economy has changed and is expected to continue to change the way many companies operate. Business benefits of the Internet may include global scalability, acquisition of new clients, new revenue sources, and increased efficiencies. Tollkeeper companies adopting Internet technologies to improve their business model include technology, media and service companies.

Due to its focus on technology, media and service companies, the Portfolio's investment performance will be closely tied to many factors that affect technology, media and service companies. These factors include intense competition, consumer preferences, problems with product compatibility and government regulation. Tollkeeper securities may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. As a result, the Portfolio's net asset value is more likely to have greater volatility than that of a portfolio that is more diversified or invests in other industries.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. Your investment in the Portfolio is subject to the following principal risks:

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  INTERNET RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              PRICE VOLATILITY RISK

                                   SECTOR RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                         YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                              1996
                              1997
                              1998
                              1999
                              2000
                              2001
                              2002    (38.20)
                              2003     40.76
                              2004     11.34
                              2005      1.78

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  2nd Quarter 2003:  19.04%
                         Worst: 2nd Quarter 2002: (26.18)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the NASDAQ Composite Index(SM). The NASDAQ Composite Index(SM) is a broad-based capitalization-weighted index that measures all NASDAQ(R) domestic and international based common type stocks listed on The NASDAQ Stock Market(R). Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in The index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                                  5 YEARS
                                                  1 YEAR       OR LIFE OF CLASS)     10 YEARS
          SERVICE 2 CLASS RETURN                   1.78%          16.95%(1)            N/A
          NASDAQ Composite Index(SM)               2.12%          17.44%(2)            N/A
          CLASS S RETURN (ADJUSTED)                1.76%          (5.79)%(1)           N/A
          NASDAQ Composite Index(SM)               2.12%           1.40%(2)            N/A



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on May 1, 2001. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2) The Index return for the Service 2 Class shares is for the period beginning September 1, 2002. The Index return for Class S shares is for the period beginning May 1, 2001.


MORE ON THE SUB-ADVISER

GSAM, a wholly-owned subsidiary of The Goldman Sachs Group, Inc., serves as the Sub-Adviser to the Portfolio since May 1, 2001.

GSAM offers investment solutions to institutions and individuals worldwide. Our clients include pension plans, corporations, insurance companies, central banks, financial institutions, endowments, foundations, Taft-Hartley organizations/unions and high net worth individuals. In serving every client, our goal is to deliver strong, consistent investment results through innovative investment products and outstanding client service.


GSAM reported $526.4 billion in total assets under management and/or distribution as of December 31, 2005 (including seed capital and excluding assets under supervision).


The organization's strengths remain its commitment to outstanding research, disciplined investment processes, state-of-the-art risk management tools and the ability to attract and retain top investment talent.

The principal address of GSAM is 32 Old Slip, New York, NY 10005.

The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Steven M. Barry          Mr. Barry is a Managing Director, Chief Investment
                         Officer and senior portfolio manager of GSAM. He joined
                         GSAM as a portfolio manager in 1999. From 1988 to 1999,
                         Mr. Barry was a portfolio manager at Alliance Capital
                         Management.

Gregory H. Ekizian, CFA  Mr. Ekizian is a Managing Director, Chief Investment
                         Officer and senior portfolio manager of GSAM. He joined
                         GSAM as a portfolio manager and Co-Chair of the Growth
                         Investment Committee in 1997. From 1990 to 1997, Mr.
                         Ekizian was a portfolio manager at Liberty and its predecessor firm, Eagle.

David G. Shell, CFA      Mr. Shell is a Managing Director, Chief Investment
                         Officer and senior portfolio manager of GSAM. He joined
                         GSAM as a portfolio manager in 1997. From 1987 to 1997,
                         Mr. Shell was a portfolio manager at Liberty and its
                         predecessor firm, Eagle.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LORD ABBETT AFFILIATED PORTFOLIO

PORTFOLIO SUB-ADVISER

Lord, Abbett & Co. LLC ("Lord Abbett")

INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is a secondary objective. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio invests primarily in equity securities of large, seasoned, U.S. and multinational companies that the Sub-Adviser believes are undervalued. Value stocks are stocks of companies that the Sub-Adviser believes the market undervalues according to certain financial measurements of their intrinsic worth or business prospects. The Sub-Adviser defines a large company as one having a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the Russell 1000(R) Index. As of December 31, 2005, the market capitalization range of the Russell 1000(R) Index was $563 million to $371.7 billion. This range may vary daily.


Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments for the Portfolio, the Sub-Adviser seeks to invest in securities of large, well-known companies selling at prices believed to be reasonable in relation to its assessment of their potential value. In selecting investments for the Portfolio, the Sub-Adviser looks for issuers that are "seasoned," meaning that the Sub-Adviser views them as established companies whose securities have gained a reputation for quality among investors and are liquid in the market.


The Portfolio may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts ("ADRs") and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds, convertible preferred stock, and in derivatives and similar instruments. The Portfolio's derivatives investments may include, but are not limited to, futures, forward contracts, swap agreements, warrants and rights. In addition, the Portfolio may buy and sell options on securities and securities indices for hedging or cross-hedging purposes or to seek to increase total return, and may sell covered call options on its portfolio securities in an attempt to increase income and to provide greater flexibility in the disposition of such securities.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                               MARKET TRENDS RISK
                             PORTFOLIO TURNOVER RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Sub-Adviser may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2001-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                         YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                              1996
                              1997
                              1998
                              1999
                              2000
                              2001     (4.43)
                              2002    (23.09)
                              2003     31.11
                              2004      9.73
                              2005      5.41

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  2nd Quarter 2003:  19.56%
                         Worst: 3rd Quarter 2002: (21.21)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to those of two broad measures of market performance - the Russell 1000(R) Value Index and the Standard & Poor's 500/Citigroup Value ("S&P 500/Citigroup Value") Index. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500/Citigroup Value Index is an unmanaged index designed to track a value investing style consisting of those companies in the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index that have higher book-to-price risk index factor exposures and, as a consequence, higher book-to-price ratios. The Russell 1000(R) Value Index is intended to be the comparative index for the Portfolio. The Russell 1000(R) Value Index is a more appropriate index than the S&P 500/Citigroup Value Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                                                  5 YEARS               10 YEARS
                                                  1 YEAR      (OR LIFE OF CLASS)    (OR LIFE OF CLASS)
          SERVICE 2 CLASS RETURN                   5.41%          13.08%(1)               N/A
          Russell 1000(R) Value Index              7.05%          14.58%(3)               N/A
          S&P 500/Citigroup Value Index            5.84%          14.48%(3)               N/A
          CLASS S RETURN (ADJUSTED)                5.32%           2.17%                 4.10%(1)
          Russell 1000(R) Value Index              7.05%           5.28%                 6.24%(3)
          S&P 500/Citigroup Value Index            5.84%           2.43%                 3.64%(3)



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.


(2) Lord, Abbett & Co. LLC has managed the Portfolio since December 1, 2005. Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.


(3) The Index returns for the Service 2 Class shares are for the period beginning September 1, 2002. The Index returns for the Class S shares are for the period beginning February 1, 2000.


MORE ON THE SUB-ADVISER


Lord Abbett, has served as Sub-Adviser to the Portfolio since December 2005. The principal address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey 07302. As of December 31, 2005, Lord Abbett managed $101 billion in assets.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Eli M. Salzmann          Mr. Salzmann, Partner of Lord Abbett and Director of
                         Large Cap Value Equity Management, joined Lord Abbett
                         in 1997.

Sholom Dinsky            Mr. Dinsky is a Partner and joined Lord Abbett in 2000
                         from Prudential Investments, where he served as
                         Managing Director of Prudential Asset Management.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY LARGE CAP GROWTH PORTFOLIO

SUB-ADVISER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Sub-Adviser believes have good prospects for earnings growth.

The Portfolio seeks to achieve its objective by investing at least 80% of its assets in common stock of companies the Sub-Adviser selects from among those which, at the time of purchase, are included in the Russell 1000(R) Growth Index. Using quantitative models that employ various factors, the Portfolio seeks to outperform the Russell 1000(R) Growth Index by investing in equity securities that the Sub-Adviser believes have above average earnings prospects. The Russell 1000(R) Growth Index (which consists of those Russell 1000(R) securities with a greater than average growth orientation) is a subset of the Russell 1000(R) Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary quantitative model that employs three filters in its initial screen: earnings momentum, earnings surprise and valuation. The Sub-Adviser looks for strong relative earnings growth, preferring internal growth and unit growth over growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined
- after the screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an "index" fund. In seeking to outperform the relevant benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

     -    Relative price to earnings and prices to book ratios;

     -    Stability and quality of earnings momentum and growth;

     -    Weighted median market capitalization of the Portfolio; and

     - Allocation among the economic sectors of the Portfolio, as compared to the Russell 1000(R) Growth Index.


The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing interests in securities of foreign companies. The Portfolio may also invest in derivatives for hedging purposes and lend portfolio securities.


The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                               INTEREST RATE RISK
                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK

                             PORTFOLIO TURNOVER RISK
                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                         YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                              1996
                              1997
                              1998
                              1999
                              2000
                              2001
                              2002
                              2003    26.71
                              2004    10.93
                              2005    10.14

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  4th Quarter 2004: 11.60%
                         Worst: 3rd Quarter 2004: (2.72)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                                  5 YEARS
                                                  1 YEAR     (OR LIFE OF CLASS)     10 YEARS
          CLASS S RETURN (ADJUSTED)               10.14%           6.16%(1)            N/A
          Russell 1000(R) Growth Index             5.16%           4.38%(2)            N/A



(1) Service 2 Class shares commenced operations on September 9, 2002. However, all Service 2 Class shares of the Portfolio were redeemed on October 31, 2005 and do not have a full calendar year of performance for 2005. Therefore, the performance returns for the year 2005 in the bar chart and table above show the Portfolio's Class S shares' performance, adjusted to reflect the higher expenses of Service 2 Class shares. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2) The Index return for the Class S shares is for the period beginning May 1, 2002.


MORE ON THE SUB-ADVISER

Fund Asset Management L.P. ("FAM") serves as the Sub-Adviser to the Portfolio. FAM does business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Mercury Advisors."


FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road Plainsboro, NJ 08536. FAM and its affiliates had over $538 billion in investment company and other portfolio assets under management as of December 31, 2005.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Robert C. Doll, Jr., CFA      The Portfolio is managed by a team of investment
                              professionals who participate in the team's
                              research and stock selection. Mr. Doll, senior
                              investment professional and team leader, is
                              responsible for the setting and implementation of
                              the Portfolio's investment strategy and the
                              day-to-day management of its portfolio. He has
                              been the portfolio manager since inception. Mr.
                              Doll has been the President of Merrill Lynch
                              Investment Managers, L.P. ("MLIM") since 2001. He
                              was Co-Head (Americas Region) of MLIM from 1999 to
                              2000. Mr. Doll has been President and a member of
                              the Board of the funds advised by MLIM and its
                              affiliates since 2005.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY LARGE CAP VALUE PORTFOLIO

SUB-ADVISER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio will invest in securities that the Sub-Adviser determines are undervalued.

The Sub-Adviser selects for investment by the Portfolio equity securities of large-capitalization companies that are, at the time of purchase, within the market capitalization range of companies included in the Russell 1000(R) Index. Using a multifactor quantitative model, the Portfolio seeks to outperform the Russell 1000(R) Value Index by investing in equity securities that the Sub-Adviser believes are selling at below normal valuations. The Russell 1000(R) Value Index (which consists of those Russell 1000(R) securities with lower price-to-book ratios and lower forecasted growth values) is a subset of the Russell 1000(R) Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary quantitative model that employs three filters in its initial screens: earnings momentum, earnings surprise and valuation. The Sub-Adviser looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined - if the Sub-Adviser believes a company is overvalued, it will not be considered for investment by the Portfolio. After the initial screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

     -    relative price-to-earnings and price-to-book ratios;

     -    stability and quality of earnings momentum and growth;

     - weighted median market capitalization of the Portfolio's investment portfolio;

     - allocation among the economic sectors of the Portfolio's investment portfolio as compared to the index; and

     -    weighted individual stocks within the index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign issuers, including securities of foreign issuers that are represented by American Depositary Receipts ("ADRs"). Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities." The Portfolio anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Portfolio may invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                             INVESTMENT MODELS RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               OTC INVESTMENT RISK

                             PORTFOLIO TURNOVER RISK

                     RESTRICTED AND ILLIQUID SECURITIES RISK
                             SECURITIES LENDING RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Service 2 Class shares from year to year.


[CHART]

                         YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                              1996
                              1997
                              1998
                              1999
                              2000
                              2001
                              2002
                              2003    31.07
                              2004    11.41
                              2005     5.06

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  2nd Quarter 2003: 17.76%
                         Worst: 2nd Quarter 2004: (4.08)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to those of two broad measures of market performance - the Russell 1000(R) Value Index and the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 1000(R) Value Index more closely tracks the types of securities in which the Portfolio invests than the S&P 500(R) Index. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                                    5 YEARS
                                                  1 YEAR      (OR LIFE OF CLASS)     10 YEARS
          SERVICE 2 CLASS RETURN                   5.06%           14.75%(1)           N/A
          Russell 1000(R) Value Index              7.05%           14.58%(2)           N/A
          S&P 500(R) Index                         4.91%           11.72%(2)           N/A



(1)  Service 2 Class shares commenced operations on September 9, 2002.

(2)  The Index returns are for the period beginning September 1, 2002.


MORE ON THE SUB-ADVISER

Fund Asset Management L.P. ("FAM") serves as the Sub-Adviser to the Portfolio. FAM does business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Mercury Advisors."


FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road Plainsboro, NJ 08536. FAM and its affiliates had over $538 billion in investment company and other portfolio assets under management as of December 31, 2005.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Robert C. Doll, Jr., CFA      Robert C. Doll, Jr., has been responsible for the
                              day-to-day management of the Portfolio since
                              August 2005 and has been President of Merrill
                              Lynch Investment Managers, L.P. ("MLIM") since
                              2001. He was Co-Head (Americas Region) of MLIM
                              from 1999 to 2000. Prior to joining MLIM, he was
                              Chief Investment Officer of Oppenheimer, Inc. in
                              1999 and an Executive Vice President thereof from
                              1991 to 1999.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO

SUB-ADVISER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Over the long term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established companies the Sub-Adviser believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options, in pursuit of its asset allocation strategy. The Portfolio may invest up to 25% of its net assets in foreign equity securities.

The Portfolio's common stocks generally fall into one of two categories:

     - the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and

     - the smaller category is composed of opportunistic investments whose prices are expected by the Sub-Adviser to rise in the short term but not necessarily over the long term.

Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The Sub-Adviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Sub-Adviser's ability to find companies that meet valuation criteria rather than its market outlook.


Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.


In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Sub-Adviser may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

     (1) shares of the T. Rowe Price Reserve Investment Funds and T. Rowe Price Government Reserve Investment Funds internally managed money market funds of T. Rowe Price;

     (2)  U.S. government obligations;

     (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

     (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

     (5)  repurchase agreements.

The Portfolio may also borrow securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 ALLOCATION RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK
                             SECURITIES LENDING RISK
                             SPECIAL SITUATIONS RISK

                 U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1996-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                         YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                              1996    16.18
                              1997    15.13
                              1998     5.73
                              1999     6.76
                              2000    21.81
                              2001     9.75
                              2002     0.33
                              2003    24.96
                              2004    16.48
                              2005     7.59

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  2nd Quarter 2003: 12.52%
                         Worst: 3rd Quarter 2002: (7.55)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to those of three broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index, the Lehman Brothers U.S. Government/Credit Bond Index and a composite index, of which 60% is comprised of the S&P 500(R) Index and 40% is comprise of the Lehman Brothers U.S. Government/Credit Bond ("60% S&P 500/40% Lehman") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Lehman Brothers U.S. Government/Credit Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (For the periods ended December 31, 2005)



                                                                  5 YEARS
                                                  1 YEAR     (OR LIFE OF CLASS)     10 YEARS
          SERVICE 2 CLASS SHARES                   7.59%          14.86%(1)            N/A
          S&P 500(R) Index                         4.91%          11.72%(3)            N/A
          Lehman Brothers U.S. Government/                                              (3)
           Credit Bond Index                       2.37%           4.56%(3)            N/A
          60% S&P 500/40% Lehman Index             4.31%           9.87%(3)            N/A
          CLASS S SHARES (ADJUSTED)                7.58%          11.51%             12.23%
          S&P 500(R) Index                         4.91%           0.54%              9.07%
          Lehman Brothers U.S. Government/
           Credit Bond Index                       2.37%           6.11%              6.17%
          60% S&P 500/40% Lehman Index             4.31%           1.68%              8.32%



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2) The Index returns for the Service 2 Class shares are for the period beginning September 1, 2002.


MORE ON THE SUB-ADVISER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2005, the firm and its affiliates managed over $269.5 billion in assets.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Stephen W. Boesel             Mr. Boesel is the Committee Chair of the
                              Investment Advisory Committee that manages the
                              Portfolio. The Committee Chair has the day-to-day
                              responsibility for managing the Portfolio. He
                              works with the Committee in developing and
                              executing the Portfolio's investment program. Mr.
                              Boesel has been Chairman of the Committee since
                              August 2001 and he has been managing investments
                              since joining T. Rowe Price in 1973.


Effective on or about June 30, 2006, Jeffrey Arricale and David Giroux will become Co-Chairmen of the Portfolio's Investment Advisory Committee. Mr. Arricale and Mr. Giroux each joined T. Rowe Price as investment analysts in 2001 and 1998, respectively. Both currently serve as Vice Presidents of T. Rowe Price and Investment Advisory Committee Members of the Portfolio.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

SUB-ADVISER

T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Substantial dividend income as well as long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The Sub-Adviser typically employs a "value" approach in selecting investments. The Sub-Adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Sub-Adviser generally looks for companies with the following:

     -    an established operating history;


     - above-average dividend yield relative to the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index;


     -    low price/earnings ratio relative to the S&P 500(R) Index;

     -    a sound balance sheet and other positive financial characteristics;
          and

     - low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.


While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Funds and T. Rowe Price Government Reserve Investment Funds internally managed money market funds of T. Rowe Price.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                  MANAGER RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                             MARKET AND COMPANY RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK

The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the Portfolio invests may reduce or eliminate its dividend.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1996-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                              1996      8.60
                              1997     17.28
                              1998      8.08
                              1999     (0.88)
                              2000     12.77
                              2001      1.21
                              2002    (13.31)
                              2003     25.10
                              2004     14.61
                              2005      3.75

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  2nd Quarter 2003: 16.68%
                         Worst: 3rd Quarter 2002: (17.48)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                                                  5 YEARS
                                                  1 YEAR     (OR LIFE OF CLASS)     10 YEARS
          SERVICE 2 CLASS RETURN                   3.75%          12.63%(1)            N/A
          S&P 500(R) Index                         4.91%          11.72%(3)            N/A
          CLASS S RETURN (ADJUSTED)                3.75%           5.47%              7.21%
          S&P 500(R) Index                         4.91%           0.54%              9.07%



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.


(2) T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different Sub-Adviser.


(3) The Index return for the Service 2 Class shares is for the period beginning September 1, 2002.


MORE ON THE SUB-ADVISER


T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2005, the firm and its affiliates managed over $269.5 billion in assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Brian Rogers                  Mr. Rogers is the Committee Chair of the
                              Investment Advisory Committee that manages the
                              Portfolio. He works with the Committee in
                              developing and executing the Portfolio's
                              investment program. Mr. Rogers has been Chairman
                              of the Committee since March 1999 and he has been
                              managing investments since joining T. Rowe Price
                              in 1982.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING TEMPLETON GLOBAL GROWTH PORTFOLIO

SUB-ADVISER

Templeton Global Advisors Limited ("Templeton Global Advisors")

INVESTMENT OBJECTIVE

Capital appreciation. Current income is only an incidental consideration.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depositary receipts. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to 5% of its total assets in options and swap agreements. With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for the Portfolio, the Sub-Adviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins, and liquidation value.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK

                            DEPOSITARY RECEIPTS RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1996-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                              1996     12.10
                              1997     11.99
                              1998     29.13
                              1999     63.07
                              2000    (14.70)
                              2001    (12.04)
                              2002    (20.29)
                              2003     36.31
                              2004     10.64
                              2005      9.78

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  4th Quarter 1999:  47.65%
                         Worst: 3rd Quarter 2002: (20.02)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to those of two broad measures of market performance - the Morgan Stanley Capital International World ("MSCI World") Index(SM) and the Morgan Stanley Capital International All Country World ("MSCI All Country World") Index(SM). The MSCI World Index(SM) is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. The MSCI All Country World Index(SM) is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. The MSCI World Index(SM) is intended to be the comparative index for the Portfolio. The MSCI World Index(SM) is a more appropriate index than the MSCI All Country World Index(SM) for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                                                  5 YEARS
                                                  1 YEAR     (OR LIFE OF CLASS)      10 YEARS
          SERVICE 2 CLASS RETURN                   9.78%          17.48%(1)             N/A
          MSCI World Index(SM)                    10.02%          15.72%(3)             N/A
          MSCI All Country World Index(SM)        11.37%          16.56%(3)             N/A
          CLASS S RETURN (ADJUSTED)                9.72%           3.01%              10.08%
          MSCI World Index(SM)                    10.02%           2.64%               7.47%
          MSCI All Country World Index(SM)        11.37%           3.41%               7.44%



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2) Templeton Global Advisors Limited has managed the Portfolio since December 5, 2005. Prior to December 5, 2005, the Portfolio was managed by Capital Guardian Trust Company and had different principal investment strategies. Capital Guardian Trust Company managed the Portfolio from February 1, 2000 through December 2, 2005. Performance prior to February 1, 2000 is attributable to a different Sub-Adviser.

(3) The Index returns for the Service 2 Class shares are for the period beginning September 1, 2002.


MORE ON THE SUB-ADVISER


The Adviser has engaged Templeton Global Advisors, principally located at Lyford Cay, Nassau, Bahamas, to serve as Sub-Adviser to the Templeton Global Growth Portfolio. Templeton Global Advisors is an indirect wholly-owned subsidiary of Franklin Resources, Inc. As of December 31, 2005, Franklin and its affiliates had over $464 billion in assets under management.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Murdo Murchison, CFA          Mr. Murchison is Executive Vice President of
                              Templeton Global Advisors. He joined the firm in
                              1993 and has served as the portfolio manager for
                              ING Templeton Global Growth Portfolio since 2005.
                              Since 1993, he has worked for Franklin Templeton
                              Investments as a research analyst and portfolio
                              manager. Mr. Murchison is the lead portfolio
                              manager for the Portfolio and has served as the
                              lead portfolio manager of the Portfolio since
                              December 5, 2005.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The following individuals have secondary portfolio management responsibilities:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Jeffrey A. Everett, CFA       Mr. Everett is President of Templeton Global
                              Advisors. He has been employed by Templeton Global
                              Advisors since 1989 and has held the roles of both
                              a portfolio manager and research analyst. He has
                              served as a portfolio manager of the Portfolio
                              since December 5, 2005.

Lisa F. Myers, CFA            Ms. Myers is Vice President of Templeton Global
                              Advisors. She has been employed by Templeton
                              Global Advisors since 1996 and has held the roles
                              of both a portfolio manager and research analyst.
                              She has served as a portfolio manager of the
                              Portfolio since December 5, 2005.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING UBS U.S. ALLOCATION PORTFOLIO

SUB-ADVISER

UBS Global Asset Management (Americas) Inc. ("UBS")

INVESTMENT OBJECTIVE

Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser allocates the Portfolio's assets among the following classes, or types of investments: stocks, bonds, and short-term money market debt obligations. The stock class includes equity securities of all types, and the Sub-Adviser may purchase small, medium or large capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.

The Sub-Adviser uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Sub-Adviser may invest the Portfolio's assets in these classes by investing in other funds. Within the equity portion of the Portfolio, the Sub-Adviser generally selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Sub-Adviser's assessment of what a security is worth. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

In selecting fixed income securities, the Sub-Adviser uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Sub-Adviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year. The fixed income securities in which the Portfolio may invest will not have a maximum maturity limitation. The Portfolio may invest in both investment grade and high yield (lower-rated) securities or, if unrated, determined to be of comparable quality by the Sub-Adviser.

The Sub-Adviser's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Sub-Adviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

The Portfolio may invest in cash or cash equivalent instruments, including shares of an affiliated investment company.

The Sub-Adviser may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 ALLOCATION RISK
                                    CALL RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK
                         MID-CAPITALIZATION COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following pages show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2001-2003) and Service 2 Class shares (2004-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                              1996
                              1997
                              1998
                              1999
                              2000
                              2001     (6.67)
                              2002    (14.90)
                              2003     17.86
                              2004     10.81
                              2005      6.34

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  2nd Quarter 2003:  10.74%
                         Worst: 3rd Quarter 2002: (11.05)%



The table on the following page provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of four broad measures of market performance
- the Russell 3000(R) Index, the Lehman Brothers U.S. Aggregate Bond Index, the Merrill Lynch U.S. High Yield Cash Pay Index and the 65% Russell 3000/30% Lehman Brothers U.S. Aggregate Bond/5% Merrill Lynch U.S. High Yield Cash Pay (a composite index, of which 65% is comprised of the Russell 3000(R) Index, 30% is comprised of the Lehman Brothers U.S. Aggregate Bond Index and 5% is comprised of the Merrill Lynch High Yield Cash Pay Index Index). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the indices.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                                                           5 YEARS                   10 YEARS
                                                  1 YEAR             (OR LIFE OF CLASS)         (OR LIFE OF CLASS)
          SERVICE 2 CLASS RETURN                   6.34%                  10.50%(1)                    N/A
          Russell 3000(R) Index                    6.12%                  13.91%(3)                    N/A
          Lehman U.S. Aggregate Bond
           Index                                   2.43%                   2.59%(3)                    N/A
          Merrill Lynch U.S. High Yield
           Cash Pay Constrained Index              2.81%                   9.68%(3)                    N/A
          65% Russell 3000/30% Lehman
           U.S. Aggregate Bond/5%
           Merrill Lynch U.S. High Yield
           Cash Pay Constrained Index              4.94%                  11.51%(3)                    N/A
          CLASS S RETURN (ADJUSTED)                6.35%                   1.98%                      0.70%(1)
          Russell 3000(R) Index                    6.12%                   1.58%                     (0.30)%(3)
          Lehman U.S. Aggregate Bond
           Index                                   2.43%                   5.87%                      6.42%(3)
          Merrill Lynch U.S. High Yield
           Cash Pay Constrained Index              2.81%                   8.75%                      7.50%(3)
          65% Russell 3000/30% Lehman
           U.S. Aggregate Bond/5%
           Merrill Lynch U.S. High Yield
           Cash Pay Constrained Index              4.94%                   3.22%                      0.91%(3)



(1) Service 2 Class shares commenced operations on June 3, 2003. Class S shares commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2) UBS Global Asset Management (Americas) Inc. has managed the Portfolio since May 1, 2003. Performance prior to this date is attributable to a different sub-adviser.

(3) The Index returns for the Service 2 Class shares are for the period beginning June 1, 2003. The Index returns for the Class S shares are for the period beginning October 1, 2000.


MORE ON THE SUB-ADVISER


UBS is the Sub-Adviser. UBS is a registered investment adviser principally located at One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2005, UBS had approximately $66.1 billion in assets under management.


UBS is an indirect wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Brian D. Singer               Mr. Singer is the lead portfolio manager for the
                              Portfolio and has been employed by UBS since 1990.
                              During the past five years, he has served as the
                              Chief Investment Officer and Managing Director.


UBS' investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Mr. Singer has access to certain members of the U.S. Allocation investment management team, each of whom is allocated a specified portion of the Portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in the Portfolio. Mr. Singer, as coordinator, has responsibility for allocating the Portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the Portfolio to ensure its compliance with its stated investment objectives and strategies.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus borrowings for investment purposes). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio invests primarily in growth-oriented companies. The Portfolio may invest up to 25% of its assets in foreign securities including up to 10% of its assets in emerging market securities. The Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the Sub-Adviser seeks those companies with the potential for strong free cash flow and compelling business strategies.


Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research, careful security selection and the continual monitoring of the Portfolio's investments.

The Portfolio generally follows a flexible investment program seeking attractive growth opportunities on an individual company basis. The portfolio management team focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The portfolio management team continually and rigorously studies company developments including business strategy and financial results. Valuation is viewed in the context of prospects for sustainable earnings and cash flow growth. The portfolio management team generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Service 2 Class shares from year to year.


[CHART]

                         YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                         1996
                         1997
                         1998
                         1999
                         2000
                         2001
                         2002
                         2003    23.63
                         2004     7.03
                         2005    14.99

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  2nd Quarter 2003: 12.14%
                         Worst: 3rd Quarter 2004: (4.67)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                                 5 YEARS
                                                  1 YEAR    (OR LIFE OF CLASS)        10 YEARS
          SERVICE 2 CLASS RETURN                  14.99%        12.74%(1)               N/A
          Russell 1000(R) Growth Index             5.26%        10.49%(2)               N/A



(1)  Service 2 Class shares commenced operations on September 9, 2002.

(2)  The Index return is for the period beginning September 1, 2002.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of over $434.0 billion.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Dennis Lynch                  Mr. Lynch, Managing Director, joined Van Kampen in
                              1998 and has 11 years of investment industry
                              experience. Mr. Lynch is the Portfolio's lead
                              portfolio manager.

David Cohen                   Mr. Cohen, Managing Director, joined Van Kampen in
                              1993 and has 19 years of investment industry
                              experience. Mr. Cohen serves as the co-portfolio
                              manager and works collaboratively with other team
                              members to manage the Portfolio.

Sam Chainani, CFA             Mr. Chainani, Executive Director, joined Van
                              Kampen in 1996 and has nine years of investment
                              industry experience. Mr. Chainani serves as the
                              co-portfolio manager and works collaboratively
                              with other team members to manage the Portfolio.

Alexander Norton              Alexander Norton, Executive Director, joined Van
                              Kampen in 2000 and has managed the Portfolio since
                              July 2005. He has over 12 years investment
                              industry experience. Mr. Norton serves as the
                              co-portfolio manager and works collaboratively
                              with the other team members to manage the
                              Portfolio.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any size. The Sub-Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities of issuers from a number of different countries, which may include the United States.

The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Adviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may fail to produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Service 2 Class shares from year to year.


[CHART]

                         YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                              1996
                              1997
                              1998
                              1999
                              2000
                              2001
                              2002
                              2003    25.94
                              2004    12.51
                              2005    11.19

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  4th Quarter 2003: 15.35%
                         Worst: 1st Quarter 2003: (7.61)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International World ("MSCI World") Index(SM). The MSCI World Index(SM) is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                           5 YEARS
                                            1 YEAR    (OR LIFE OF CLASS)          10 YEARS
          SERVICE 2 CLASS RETURN            11.19%         13.17%(1)                N/A
          MSCI World Index(SM)              10.02%         15.72%(2)                N/A



(1)  Service 2 Class shares commenced operations on September 9, 2002.

(2)  The Index return is for the period beginning September 1, 2002.


MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML") so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $434.0 billion.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Hassan Elmasry, CFA           Hassan is the lead portfolio manager for the
                              Global and American Franchise strategies. He
                              joined Morgan Stanley in 1995 and has 21 years
                              investment experience.

Ewa Borowska                  Ewa is a senior member of the investment team for
                              the Global and American Franchise strategies. She
                              joined Morgan Stanley in 1998. She has 14 years of
                              industry experience.

Michael Allision, CFA         Michael is a research analyst for the Global and
                              American Franchise strategies. He joined Morgan
                              Stanley in 2000 and has 8 years of investment
                              experience.

Paras Dodhia                  Paras is a research analyst for the Global and
                              American Franchise strategies. He joined Morgan
                              Stanley in 2002 and has 6 years of investment
                              experience.

Jayson Vowles                 Jayson is a research analyst for the Global and
                              American Franchise strategies. He joined Morgan
                              Stanley in 2003 and has 4 years of investment
                              experience.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Sub-Adviser seeks to achieve the Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's or by Moody's Investors Service, Inc. A more complete description of security ratings is contained in the Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Sub-Adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Sub-Adviser indicate that it is desirable to do so. The Portfolio may invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1996-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                              1996     20.45
                              1997     29.63
                              1998     13.97
                              1999     15.70
                              2000     (2.24)
                              2001    (12.08)
                              2002    (14.88)
                              2003     27.71
                              2004     13.92
                              2005      9.89

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  4th Quarter 1998:  17.26%
                         Worst: 3rd Quarter 2002: (17.98)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index and the Russell 1000(R) Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 1000(R) Index is an unmanaged index consisting of the 1000 largest companies in the Russell 3000(R) Index. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                                                     5 YEARS
                                                  1 YEAR      (OR LIFE OF CLASS)     10 YEARS
          SERVICE 2 CLASS RETURN                   9.89%             14.95%(1)          N/A
          S&P 500(R) Index                         4.91%             11.72%(3)          N/A
          Russell 1000(R) Index                    6.27%             12.58%(3)          N/A
          CLASS S RETURN (ADJUSTED)                9.91%              3.65%            9.18%
          S&P 500(R) Index                         4.91%              0.54%            9.07%
          Russell 1000(R) Index                    6.27%              1.07%            9.28%



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

(2) Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different Sub-Adviser.


(3) The Index returns for the Service 2 Class shares are for the period beginning September 1, 2002.


MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $434.0 billion.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
James A. Gilligan, CFA        Mr. Gilligan, Managing Director, joined Van Kampen
                              in 1985 and is a member of the Equity Income Team.
                              He is the lead portfolio manager and is
                              responsible for the execution of the overall
                              strategy of the Portfolio. Mr. Gilligan has
                              managed the Portfolio since 2002.

James O. Roeder, CFA          Mr. Roeder, Executive Director, joined Van Kampen
                              in 1999 and is a member of the Equity Income Team.
                              He has managed the Portfolio since 2002.

Thomas Bastian, CFA           Mr. Bastian, Executive Director and a member of
                              the Equity Income Team, joined Van Kampen in 2003.
                              He has managed the Portfolio since 2003. From 2001
                              to 2003, Mr. Bastian was a portfolio manager at
                              Eagle Asset Management.

Sergio Marcheli               Mr. Marcheli, Vice President and portfolio manager
                              for the Separately Managed Account Strategies, has
                              managed the Portfolio since 2003. From 1995 to
                              2002, Mr. Marcheli was associated with Van Kampen
                              in a research capacity.

Vincent Vizachero, CFA        Mr. Vizachero, Vice President, joined Van Kampen
                              in 2001 and has managed the Portfolio since 2002.
                              Prior to 2001, Mr. Vizachero was an analyst at
                              Fidelity.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO

SUB-ADVISER

Van Kampen

INVESTMENT OBJECTIVE

Capital appreciation. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation ("NASDAQ") System. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Sub-Adviser selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The Portfolio may invest more than 25% of its assets in any of the above sectors.

The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

  - equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;

  - financial institutions which issue or service mortgages, not to exceed 25% of total assets;

  - securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued;

  - high-yield debt securities and convertible bonds, not to exceed 20% of total assets;

  -    mortgage- and asset-backed securities; and

  -    covered options on securities and stock indexes.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                  HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK

                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

                                   SECTOR RISK
                             SECURITIES LENDING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1996-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                              1996     35.12
                              1997     22.62
                              1998    (13.57)
                              1999     (3.95)
                              2000     30.81
                              2001      7.99
                              2002      0.04
                              2003     37.54
                              2004     37.62
                              2005     16.59

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  4th Quarter 1996:  19.23%
                         Worst: 3rd Quarter 2002: (10.26)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the Dow Jones Wilshire Real Estate Securities Index. The Dow Jones Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                                               5 YEARS
                                                  1 YEAR  (OR LIFE OF CLASS)     10 YEARS
          SERVICE 2 CLASS RETURNS                 16.59%       25.62%(1)            N/A
          Dow Jones Wilshire Real Estate
             Securities Index                     14.06%       23.82%(3)            N/A
          CLASS S RETURNS (ADJUSTED)              16.60%       18.96%             15.66%
          Dow Jones Wilshire Real Estate
             Securities Index                     14.06%       19.04%             15.15%



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.


(2) On December 17, 2001, Van Kampen became the Sub-Adviser of the Portfolio. Performance prior to December 17, 2001 is attributable to a different Sub-Adviser.


(3) The Index return for the Service 2 Class shares is for the period beginning September 1, 2002.


MORE ON THE SUB-ADVISER


Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $434.0 billion.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Theodore R. Bigman            Mr. Bigman, Managing Director, joined Van Kampen
                              in 1995 and has 18 years of investment experience.
                              He is Head of Global Real Estate, responsible for
                              Morgan Stanley Investment Management's real estate
                              securities investment management business. Mr.
                              Bigman is the Portfolio's lead portfolio manager
                              and has managed the Portfolio since 2001.

                              Mr. Bigman is supported by a team of five research analysts. Together, Mr. Bigman and the team determine investment strategy, establish asset-allocation frameworks, and direct the implementation of investment strategy.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO

SUB-ADVISER

Wells Capital Management, Inc. ("Wells Capital Management")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser defines mid-capitalization companies as those with market capitalizations within the range of companies comprising the Russell Midcap(R) Value Index ("Index") at the time of purchase. As of December 31, 2005, the market capitalization range of companies comprising the Index was $563 million to $18.1 billion, and is expected to change frequently.


The Portfolio invests in companies that the Sub-Adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. The Sub-Adviser identifies these companies through in-depth, first-hand research. The goal of this research is to identify companies that it believes are undervalued or have growth potential not currently reflected in their stock prices. The Portfolio may invest in any sector, and at times may emphasize one or more particular sectors.

The Portfolio also may invest up to 25% of its assets in foreign securities. In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (1996-2002) and Service 2 Class shares (2003-2005) from year to year. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)
                (For the periods ended December 31 of each year)

                              1996     20.08
                              1997     28.75
                              1998     12.51
                              1999     24.46
                              2000    (15.36)
                              2001    (13.12)
                              2002    (29.36)
                              2003     30.93
                              2004     12.44
                              2005      5.70

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                         Best:  2nd Quarter 2003:  17.87%
                         Worst: 2nd Quarter 2002: (18.41)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to those of two broad measures of market performance - the Russell Midcap(R) Value Index and the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell Midcap(R) Value Index is a more appropriate index than the S&P 500(R) Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. Class S shares' performance has been adjusted to reflect the higher expenses of the Service 2 Class shares. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                    (For the periods ended December 31, 2005)



                                                              5 YEARS
                                               1 YEAR    (OR LIFE OF CLASS )   10 YEARS
          SERVICE 2 CLASS RETURN                5.70%         13.84%(1)           N/A
          Russell Midcap(R) Value Index        12.65%         21.31%(3)           N/A
          S&P 500(R) Index                      4.91%         11.72%(3)           N/A
          CLASS S RETURN (ADJUSTED)             5.69%         (0.93)%            5.74%
          Russell Midcap(R) Value Index        12.65%         12.21%            13.65%
          S&P 500(R) Index                      4.91%          0.54%             9.07%



(1) Service 2 Class shares commenced operations on September 9, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.


(2) Wells Capital Management has managed the Portfolio since August 29, 2005. Jennison Associates LLC managed the Portfolio from July 31, 2002 through August 28, 2005. Performance prior to July 31, 2002 is attributable to a different Sub-Adviser.


(3) The Index returns for the Service 2 Class shares are for the period beginning September 1, 2002.


MORE ON THE SUB-ADVISER


Wells Capital Management is a registered investment adviser and a wholly owned subsidiary of Wells Fargo Bank, N.A. and was formed in 1986 from institutional investment teams that had been in place since 1991. The principal address of Wells Capital Management is 525 Market Street, 10th Floor, San Francisco, CA 94105. As of December 31, 2005, Wells Capital Management managed over $174 million in assets.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Robert J. Costomiris, CFA     Mr. Costomiris is the Managing Director and senior
                              portfolio manager for the Disciplined Value Equity
                              team of Wells Capital Management and has been
                              responsible for the day-to-day management of the
                              Portfolio since August 2005. Prior to joining
                              Wells Capital Management in 2005, he held the same
                              responsibilities at Strong Capital Management from
                              2001 through 2005. Prior to joining Strong Capital
                              Management, Mr. Costomiris spent 4 years as the
                              Director of Research at Thomson Horstmann & Bryant
                              in New Jersey and 4 years as a Senior Investment
                              Consultant at Hewitt Associates in Chicago,
                              Illinois. Mr. Costomiris is a member of the CFA
                              Institute and has earned the Chartered Financial
                              Analyst ("CFA") designation.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

SUB-ADVISER

Wells Capital Management

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500(TM) Index at the time of purchase. The range of the Russell 2500(TM) Index was $26 million to $10.8 billion, as of December 31, 2005. The market capitalization of companies in the index changes with market conditions and the composition of the index. The Portfolio may invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. The Portfolio may invest up to 25% of its total assets in foreign securities.


The Sub-Adviser seeks to take advantage of the market's attention on short-term prospects by focusing on indicators of a company's long-term success, such as balance sheets and underlying assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                                   SECTOR RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


Since the Portfolio commenced operations on November 30, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE SUB-ADVISER


Wells Capital Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company, is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net worth individuals.

The principal address of Wells Capital Management is 525 Market Street, San Francisco, California 94105. As of December 31, 2005, Wells Capital Management had over $174 million in total assets under management.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Robert J. Costomiris, CFA     Mr. Costomiris has managed the Portfolio since
                              inception. Mr. Costomiris joined Wells Capital
                              Management as a portfolio manager in 2005. Prior
                              to joining Wells Capital Management, he was a
                              portfolio manager at Strong Capital Management,
                              Inc. ("SCM") since April 2001. Prior to joining
                              SCM, he served as the Director of Research at
                              Thomson Horstmann & Bryant, a United Asset
                              Management affiliate that specializes in value
                              investing, from 1997 to 2001.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                           PORTFOLIO FEES AND EXPENSES
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The table that follows shows the estimated operating expenses paid each year by the Service 2 Class of the Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2005 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary, or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                SERVICE 2 SHARES
                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                        DISTRIBUTION                               TOTAL          WAIVERS,            NET
                           MANAGEMENT     (12b-1)      SHAREHOLDER     OTHER     OPERATING    REIMBURSEMENTS,      OPERATING
PORTFOLIO                     FEE          FEE(2)      SERVICES FEE   EXPENSES    EXPENSES   AND RECOUPMENTS(2)    EXPENSES
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ING AllianceBernstein
Mid Cap Growth(3)            0.77%         0.25%          0.25%        0.01%        1.28%        (0.10)%            1.18%(4)
ING Capital Guardian
Small/Mid Cap(3)             0.65%         0.25%          0.25%        0.01%        1.16%        (0.10)%            1.06%(4)
ING Capital Guardian
U.S. Equities(3)             0.74%         0.25%          0.25%        0.01%        1.25%        (0.10)%(5)         1.15%(4)
ING FMR(SM) Diversified
Mid Cap(3)                   0.65%         0.25%          0.25%        0.01%        1.16%        (0.10)%            1.06%
ING FMR(SM) Earnings
Growth                       0.58%         0.25%          0.25%        0.15%(6)     1.23%        (0.15)%(7)         1.08%
ING FMR(SM) Small Cap
Equity                       0.75%         0.25%          0.25%        0.20%(6)     1.45%        (0.20)%(7)         1.35%
ING Franklin Income          0.65%         0.25%          0.25%        0.20%(6)     1.35%        (0.31)%(7)         1.14%
ING Goldman Sachs
Tollkeeper(SM)(3)            1.35%         0.25%          0.25%        0.01%        1.86%        (0.31)%(7)         1.55%
ING Lord Abbett
Affiliated(3)                0.75%         0.25%          0.25%          --         1.25%        (0.10)%            1.15%
ING Mercury Large Cap
Growth(3)                    0.80%         0.25%          0.25%        0.01%        1.31%        (0.15)%(5)         1.16%
ING Mercury Large Cap
Value(3)                     0.80%         0.25%          0.25%        0.02%        1.32%        (0.14)%(5)         1.18%
ING T. Rowe Price
Capital Appreciation(3)      0.65%         0.25%          0.25%          --         1.15%        (0.10)%            1.05%
ING T. Rowe Price Equity
Income(3)                    0.65%         0.25%          0.25%          --         1.15%        (0.10)%            1.05%
ING Templeton Global
Growth(3)                    0.93%         0.25%          0.25%        0.01%        1.44%        (0.10)%            1.34%
ING UBS U.S.
Allocation(3)                0.75%         0.25%          0.25%          --         1.25%        (0.12)%(5)         1.13%(4)
ING Van Kampen Equity
Growth(3)                    0.65%         0.25%          0.25%        0.03%        1.18%        (0.12)%(5)         1.06%
ING Van Kampen Global
Franchise(3)                 1.00%         0.25%          0.25%          --         1.50%        (0.10)%            1.40%
ING Van Kampen Growth
and Income(3)                0.65%         0.25%          0.25%          --         1.15%        (0.10)%            1.05%(4)
ING Van Kampen Real
Estate(3)                    0.65%         0.25%          0.25%          --         1.15%        (0.10)%            1.05%
ING Wells Fargo Mid
Cap Disciplined(3)           0.65%         0.25%          0.25%        0.01%        1.16%        (0.10)%            1.06%(4)
ING Wells Fargo Small
Cap Disciplined              0.77%         0.25%          0.25%        0.21%(6)     1.48%        (0.21)%(7)         1.27%



(1) This table shows the estimated operating expenses for Service 2 shares of each Portfolio as a ratio of expenses to average daily net assets. The operating expenses for ING FMR(SM) Earnings Growth, ING Mercury Large Cap Growth and ING Wells Fargo Small Cap Disciplined Portfolios are estimated for the current fiscal year as they did not have a full calendar year of operations. Operating expenses for ING FMR(SM) Small Cap Equity and ING Franklin Income Portfolios are estimated as they had not commenced operations as of December 31, 2005. For all operating Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Service 2 shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI as investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Effective January 1, 2005, the management fee structure for ING Templeton Global Growth was revised.


(2) DSI has contractually agreed to waive 0.10% of the distribution fee for Service 2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.


(3) The Management Agreement between the Trust and its Adviser, DSI, provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios, (except for ING FMR(SM) Earnings Growth, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI or the Trust, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
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(4) A portion of the brokerage commissions that ING AllianceBernstein Mid Cap Growth, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING UBS U.S. Allocation, ING Van Kampen Growth and Income and ING Wells Fargo Mid Cap Disciplined Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the total "Net Operating Expenses" for each Portfolio for the year ended December 31, 2005 would have been 1.16%, 1.05%, 1.14%, 1.12%, 1.04% and 1.03%, respectively. This arrangement may be discontinued at any time.

(5) DSI, the Adviser, has contractually agreed to waive a portion of the advisory fee for ING Capital Guardian U.S. Equities, ING Mercury Large Cap Growth, ING Mercury Large Cap Value, ING UBS U.S. Allocation and ING Van Kampen Equity Growth Portfolios. Based upon net assets as of December 31, 2005, the advisory fee waiver for these Portfolios would equal 0.00%, 0.05%, 0.05%, 0.02% and 0.02%, respectively. This expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

(6) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of ING FMR(SM) Earnings Growth, ING FMR(SM) Small Cap Equity, ING Franklin Income and Wells Fargo Small Cap Disciplined Portfolio's average daily net assets, which is reflected in "Other Expenses." "Other Expenses" for ING FMR(SM) Earnings Growth and ING Wells Fargo Small Cap Disciplined Portfolios are estimated for the current fiscal year as they did not have a full calendar year of operations as of December 31, 2005. "Other Expenses" for ING FMR(SM) Small Cap Equity and ING Franklin Income Portfolios are estimated as they had not commenced operations as of December 31, 2005.

(7) DSI, the Adviser, has entered into written expense limitation agreements with certain Portfolios under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2007. For ING FMR(SM) Earnings Growth Portfolio, the expense limitation agreement will continue through at least May 1, 2008 while the expense limitation agreement for ING FMR(SM) Small Cap Equity, ING Franklin Income, ING Goldman Sachs Tollkeeper(SM) and ING Wells Fargo Small Cap Disciplined Portfolios will continue through at least May 1, 2007. Further, regarding ING Goldman Sachs Tollkeeper(SM) Portfolio, DSI has voluntarily agreed to waive its rights to recoupment for the period from January 1, 2005 through December 31, 2006. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement. This amount also includes the 0.10% distribution fee waiver which footnote 2 explains in more detail.

EXAMPLE. The Example is intended to help you compare the cost of investing in Service 2 Class shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Service 2 Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Service 2 Class shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                            1 YEAR     3 YEARS     5 YEARS     10 YEARS
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ING AllianceBernstein Mid Cap Growth
Portfolio(1)                               $   120    $   396     $   693     $   1,536
ING Capital Guardian Small/Mid Cap
Portfolio(1)                               $   108    $   359     $   629     $   1,400
ING Capital Guardian U.S. Equities
Portfolio(1)                               $   117    $   387     $   677     $   1,502
ING FMR(SM) Diversified Mid Cap
Portfolio(1)                               $   108    $   359     $   629     $   1,400
ING FMR(SM) Earnings Growth Portfolio(1)   $   110    $   375     $   662     $   1,475
ING FMR(SM) Small Cap Equity Portfolio(1)  $   137    $   449     $   783     $   1,727
ING Franklin Income Portfolio(1)           $   116    $   407     $   719     $   1,606
ING Goldman Sachs Tollkeeper(SM)
Portfolio(1)                               $   158    $   555     $   977     $   2,155
ING Lord Abbett Affiliated Portfolio(1)    $   117    $   387     $   677     $   1,502
ING Mercury Large Cap Growth
Portfolio(1)                               $   118    $   400     $   704     $   1,566
ING Mercury Large Cap Value
Portfolio(1)                               $   120    $   405     $   710     $   1,578
ING T. Rowe Price Capital Appreciation
Portfolio(1)                               $   107    $   355     $   623     $   1,389
ING T. Rowe Price Equity Income
Portfolio(1)                               $   107    $   355     $   623     $   1,389
ING Templeton Global Growth
Portfolio(1)                               $   136    $   446     $   777     $   1,716
ING UBS U.S. Allocation Portfolio(1)       $   115    $   385     $   675     $   1,501
ING Van Kampen Equity Growth
Portfolio(1)                               $   108    $   363     $   637     $   1,421
ING Van Kampen Global Franchise
Portfolio(1)                               $   143    $   464     $   809     $   1,782
ING Van Kampen Growth and Income
Portfolio(1)                               $   107    $   355     $   623     $   1,389
ING Van Kampen Real Estate Portfolio(1)    $   107    $   355     $   623     $   1,389
ING Wells Fargo Mid Cap Disciplined
Portfolio(1)                               $   108    $   359     $   629     $   1,400
ING Wells Fargo Small Cap Disciplined
Portfolio(1)                               $   129    $   447     $   788     $   1,750



(1) The Example numbers reflect the contractual expense limits for the one-year period and the contractual fee waiver for the one-year period and the first year of the three-, five- and ten- year periods.

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                           SUMMARY OF PRINCIPAL RISKS
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THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.


ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed income securities, and among various segments of markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BORROWING AND LEVERAGE RISK. A Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.


CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.


CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.


CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in Depositary Reciepts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.


DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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currency. A Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs") are subject to risks of foreign investments, and they may not always track

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HIGH-YIELD, LOWER GRADE DEBT SECURITIES RISK. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.


INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by industry.


INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.


INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, a Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by a Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

INITIAL PUBLIC OFFERINGS ("IPOS") RISK. IPOs may be more volatile than other securities. IPOs may have a magnified impact on a Portfolio during the start-up phase when the Portfolio's asset base is relatively small. However,

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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there is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.


LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. sub-adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation of the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.


MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

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MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUSTS ("REITS") RISK. Investing in REITs may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

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RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

SECTOR RISK. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a Portfolio that has securities representing a broader range of investments.

SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Portfolio Manager believes that the price of a security may decline, causing the value of a security owned by the portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of small companies tend to be more volatile and less liquid than stocks of larger companies.

SOVEREIGN DEBT RISK. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

SPECIAL SITUATIONS RISK. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the

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company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

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PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under the Portfolio's principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


FUNDAMENTAL INVESTMENT POLICIES


The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.

NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066 or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


Other ING Funds may also be offered to the public that have similar names, investment objectives and principal investment strategies as those of the Portfolios offered by this Prospectus. You should be aware that a Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of a Portfolio can be expected to vary from those of the other ING Funds.


TEMPORARY DEFENSIVE POSITIONS


A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Adviser believes that adverse market, economic, political, or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.


ADMINISTRATIVE SERVICES


In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios). DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. For these Portfolios, DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which

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are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING FMR(SM) Earnings Growth, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of the Adviser, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING FMR(SM) Earnings Growth, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios. The administrative services performed by ING Funds Services on behalf of DSI and ING FMR(SM) Earnings Growth, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio ("Distributor"). It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


RULE 12b-1 DISTRIBUTION FEES. The Trust has adopted a Rule 12b-1 Distribution Plan (the "12b-1 Plan") for the Service 2 Class shares of each Portfolio. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to DSI, as the Distributor, to pay or reimburse certain distribution-related expenses. DSI has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1
Plan) in the future. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:


(a) printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b) expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;


(d) obtaining information and providing explanations to variable contract owners or other investors regarding a Portfolio's investment objectives and policies and other information about the Trust and the Portfolios including the performance of the Portfolio's Service 2 Class Shares;


(e)  training sales personnel regarding the Trust

(f) compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and

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(g) financing any other activity that the Trust's Board of Trustees ("Board") determines is primarily intended to result in the sale of the Portfolios' Service 2 Class shares.

SERVICE FEES. The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Service 2 Class shares of each portfolio. The Agreement allows DSI, the Distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Service 2 Class shares of the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the Portfolios. Under the Agreement, each Portfolio makes payments to DSI at an annual rate of 0.25% of the portfolio's average daily net assets attributable to its Service 2 Class shares.


HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Advisers or Distributor, out of their own resources and without additional cost to the Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.


The distributing broker-dealer for the Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS

Each Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, other investment companies and other investors as permitted by the diversification and other requirements under
Section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment options, might at some time be in

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conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.


PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES


Each Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and certain other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plan, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Fund's behalf.

Each Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as a Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary,

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including, in the case of a Variable Contract, the prospectus that describes the contract or in the case of a Qualified Plan, the Plan Documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculated its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.


Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.


PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

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                                 NET ASSET VALUE

--------------------------------------------------------------------------------

The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is

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closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

  -    Securities of an issuer that has entered into a restructuring;

  -    Securities whose trading has been halted or suspended;

  - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

  -    Securities that are restricted as to transfer or resale.

The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

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                          MANAGEMENT OF THE PORTFOLIOS

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ADVISER

DSI, a New York corporation, serves as the adviser to each of the Portfolios. DSI has overall responsibility for the management of each of the Portfolios. DSI provides or oversees all investment advisory and portfolio management services for each of the Portfolios, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSI is registered with the SEC as an investment adviser and DSI is registered with the NASD as a broker-dealer.

DSI is an indirect, wholly-owned subsidiary of ING Groep (NYSE:ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of December 31, 2005, DSI managed over $22.3 billion in registered investment company assets. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSI, subject to the supervision of the Board, acts as a "manager-of-managers" for certain of the Portfolios. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each of the Portfolios. DSI delegates to each of the Portfolio's Sub-Adviser the responsibility for investment management, subject to its oversight. DSI monitors the investment activities of the Sub-Advisers. From time to time, DSI also recommends the appointment of additional or replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust, DSI received exemptive relief from the SEC permiting DSI, with the approval of the Board, to replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Trust will notify shareholders of any change in the identity of a sub-adviser of a Portfolio of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

ADVISORY FEE

DSI receives a monthly fee for its services based on the average daily net assets of each of the Portfolios (or the combined net assets of two or more Portfolios).


The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:


                                                 FEE PAID TO DSI DURING 2005
                                               (AS A PERCENTAGE OF AVERAGE NET
     PORTFOLIO                                            ASSETS)(1)
     ---------------------------------------------------------------------------
     ING AllianceBernstein Mid Cap Growth                   0.77%
     ING Capital Guardian Small/Mid Cap                     0.65%
     ING Capital Guardian U.S. Equities                     0.74%
     ING FMR(SM) Diversified Mid Cap                        0.74%
     ING FMR(SM) Earnings Growth                            0.40%
     ING FMR(SM) Small Cap Equity                           0.75%
     ING Franklin Income                                    0.65%
     ING Goldman Sachs Tollkeeper(SM)                       1.35%
     ING Lord Abbett Affiliated                             0.74%
     ING Mercury Large Cap Growth                           0.80%
     ING Mercury Large Cap Value                            0.80%
     ING T. Rowe Price Capital Appreciation                 0.65%
     ING T. Rowe Price Equity Income                        0.65%
     ING Templeton Global Growth                            0.96%
     ING UBS U.S. Allocation                                0.74%
     ING Van Kampen Equity Growth                           0.65%
     ING Van Kampen Global Franchise                        1.00%
     ING Van Kampen Growth and Income                       0.65%
     ING Van Kampen Real Estate                             0.65%
     ING Wells Fargo Mid Cap Disciplined                    0.65%
     ING Wells Fargo Small Cap Disciplined                  0.75%


(1) DSI pays each Sub-Adviser a sub-advisory fee for its services on a monthly basis.

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                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


For information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2005. However the discussion regarding ING FMR(SM) Small Cap Equity and ING Franklin Income Portfolios will be contained in the Portfolios' semi-annual shareholder report dated June 30, 2006.

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a RIC a Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or your tax adviser for information regarding taxes applicable to the Variable Contracts.

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                                   PERFORMANCE

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PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. ING Franklin Income Portfolio, ING Lord Abbett Affiliated Portfolio, ING Templeton Global Growth Portfolio, ING UBS U.S. Allocation Portfolio, ING Wells Fargo Mid Cap Disciplined Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by Franklin, ING IM, Lord Abbett, Templeton Global Advisors, UBS, Wells Capital Management.


While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.


The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain Portfolios may manage substantially similar mutual funds, the performance of which is not shown.


The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2005, as well as a comparison with the performance of the applicable benchmarks.(1)


                                                                                                  10 YEARS
                                                                                                 (OR SINCE
                                                           1 YEAR      3 YEARS      5 YEARS      INCEPTION)
-----------------------------------------------------------------------------------------------------------
Franklin Income Fund - Class A (FKINX)                      1.85%       14.38%         8.3%         8.8%
(Comparable to ING Franklin Income Portfolio)
S&P 500(R) Index                                            7.58%        9.04%       14.82%       15.58%
Lehman Brothers Government/Credit Bond Index                2.37%        3.74%        6.11%        6.17%

Lord Abbett Affiliated Fund - Class Y (LAFYX)               3.61%       15.41%        2.98%        6.47%(2)
(Comparable to ING Lord Abbett Affiliated Portfolio)
Russell 1000(R) Value Index                                 7.05%       17.49%        5.28%       10.94%(3)
S&P 500/Citigroup Value Index                               8.71%       17.69%        4.54%        9.43%(3)

Templeton Growth Fund - Class A (TEPLX)                     8.15%        18.9%        8.88%       10.74%
(Comparable to ING Templeton Global Growth Portfolio)
MSCI All Country World Index(SM)                           10.02%       19.26%        2.64%        7.47%

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                                                                                                  10 YEARS
                                                                                                 (OR SINCE
                                                           1 YEAR      3 YEARS      5 YEARS      INCEPTION)
-----------------------------------------------------------------------------------------------------------
UBS U.S. Allocation Fund - Class Y (PWTYX)                  6.99%       15.37%        0.82%        9.63%
(Comparable to ING UBS U.S. Allocation Portfolio)
Russell 3000(R) Index                                       6.12%        15.9%        1.58%         9.2%
Lehman Brothers Aggregate Bond Index                        2.43%        3.62%        5.87%        6.16%
Merrill Lynch U.S. High Yield Cash Pay Only
 Constrained Index                                          2.86%        13.1%        9.01%          --
65% Russell 3000/30%LBAB/5% Merrill Lynch
 High Yield Cash Pay Only Constrained Index                 4.93%       12.08%        3.53%          --

Wells Fargo Advantage Mid Cap Disciplined
 Fund - Class I (SMCDX)                                     7.92%       22.53%       12.78%       17.15%(4)
(Comparable to ING Wells Fargo Mid Cap
 Disciplined Portfolio)
Russell Midcap(R) Value Index                              12.65%       24.38%       12.21%       13.65%(5)

Wells Fargo Advantage Small Cap Disciplined
 Fund - Class I (SCOVX)                                    (0.64)%      27.06%          --        18.12%(6)
(Comparable to ING Wells Fargo Small Cap
 Disciplined Portfolio)
Russell 2000(R) Value Index                                 4.71%       23.18%       13.55%       13.08%(7)



(1) The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The MSCI All Country World Index(SM) is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index. The Russell 2000(R) Value Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower than forecasted growth values. The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index including securities that are of investment-grade quality or better and have at least one year to maturity. The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-weighted index generally representative of intermediate and long-term government and investment grade corporate debt securities having maturities of greater than one year. The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States.
(2)  Portfolio commenced operations on March 27, 1998.
(3)  Index Return is for period beginning April 1, 1999.
(4)  Portfolio commenced operations on December 31, 1998.
(5)  Index Return is for period beginning January 1, 1999.
(6)  Portfolio commenced operations on March 28, 2002.
(7)  Index Return is for period beginning April 1, 2002.

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                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's Service 2 Class shares' financial performance for the past 5 years (or, if shorter, for the period of the Class' operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions, but does not include charges and expenses attributable to any insurance products and would be lower if they did). For the years ended December 31, 2005, 2004 and 2003, the financial information has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered public accounting firm.

Because the Service 2 Class shares of ING Mercury Large Cap Growth do not have a full calendar year of operations, audited financial highlights are presented for Class S shares.


For ING FMR(SM) Small Cap Equity and ING Franklin Income Portfolios, audited financial highlights are not available because these Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end).

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO


                                                                       SERVICE 2 CLASS
                                                      --------------------------------------------------
                                                                                            SEPTEMBER 9,
                                                            YEAR ENDED DECEMBER 31,          2002(1) TO
                                                      -----------------------------------   DECEMBER 31,
                                                         2005        2004         2003        2002(2)
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $    17.76        14.88        8.92         8.37
 Income (loss) from investment operations:
 Net investment loss                                $    (0.14)*      (0.10)      (0.10)       (0.02)*
 Net realized and unrealized gain on
  investments                                       $     1.32         2.98        6.06         0.57
 Total from investment operations                   $     1.18         2.88        5.96         0.55
 Net asset value, end of period                     $    18.94        17.76       14.88         8.92
 TOTAL RETURN(2)                                    %     6.64        19.35       66.82         6.57

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)               $   17,517       12,901       4,638          158
 Ratios to average net assets:
 Net expenses after expense waiver and after
  brokerage commission recapture(3)(4)              %     1.16         1.12        1.14         1.18
 Net expenses after expense waiver and prior to
  brokerage commission recapture(3)(4)              %     1.18         1.18        1.19         1.21
 Gross expenses prior expense waiver and prior
  to to brokerage commission recapture(3)(4)        %     1.28         1.18        1.19         1.21
 Net investment loss(3)                             %    (0.81)       (0.93)      (0.86)       (0.71)
 Portfolio turnover rate                            %      103          126         111          159


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO


                                                                              SERVICE 2 CLASS
                                                       ------------------------------------------------------------
                                                                                                       SEPTEMBER 9,
                                                                  YEAR ENDED DECEMBER 31,               2002(1) TO
                                                       ---------------------------------------------   DECEMBER 31,
                                                           2005            2004             2003           2002
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $      11.77           11.00             7.86          7.98
 Income (loss) from investment operations:
 Net investment income                              $       0.03            0.01*            0.01          0.02*
 Net realized and unrealized gain (loss) on
 investments                                        $      (0.17)           0.79             3.14         (0.14)
 Total from investment operations                   $      (0.14)           0.80             3.15         (0.12)
 Less distributions from:
 Net investment income                              $       0.02            0.03             0.01          0.00**
 Total distributions                                $       0.02            0.03             0.01          0.00**
 Net asset value, end of period                     $      11.61           11.77            11.00          7.86
 TOTAL RETURN(2)                                    %      (1.19)           7.32            40.08         (1.50)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)               $      9,136           7,977            4,148           330
 Ratio to average net assets:
 Net expenses after expense waiver and after
  brokerage commission recapture(3)(4)              %       1.05            1.06             1.08          1.10
 Net expenses after expense waiver and prior to
  brokerage commission recapture(3)(4)              %       1.06            1.07             1.09          1.11
 Gross expenses prior to brokerage commission
  recapture(3)(4)                                   %       1.16            1.07             1.09          1.11
 Net investment income(3)                           %       0.28            0.10             0.13          0.75
 Portfolio turnover rate                            %         87              41               40            40



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.


ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO


                                                                              SERVICE 2 CLASS
                                                       ------------------------------------------------------------
                                                                                                       SEPTEMBER 9,
                                                                  YEAR ENDED DECEMBER 31,               2002(1) TO
                                                       ---------------------------------------------   DECEMBER 31,
                                                           2005            2004             2003          2002(1)
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $      11.52           10.58             7.76          7.45
 Income from investment operations:
 Net investment income                              $       0.03*           0.03             0.01          0.01*
 Net realized and unrealized gain on
 investments and foreign currencies                 $       0.67            0.93             2.81          0.31
 Total from investment operations                   $       0.70            0.96             2.82          0.32
 Less distributions from:
 Net investment income                              $       0.04            0.02               --          0.01
 Total distributions                                $       0.04            0.02               --          0.01
 Net asset value, end of period                     $      12.18           11.52            10.58          7.76
 TOTAL RETURN(2)                                    %       6.13            9.10            36.34          4.25

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $     10,963          10,038            6,788           344
 Ratios to average net assets:
 Net expenses after expense waiver and after
  brokerage commission recapture(3)(4)              %       1.14            1.14             1.14          1.12
 Net expenses after expense waiver and prior to
  brokerage commission recapture(3)(4)              %       1.15            1.15             1.15          1.16
 Gross expenses prior to expense waiver and
  prior to brokerage commission recapture(3)(4)     %       1.25            1.15             1.15          1.16
 Net investment income(3)                           %       0.27            0.31             0.13          0.33
 Portfolio turnover rate                            %         33              23               21            27



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO


                                                                              SERVICE 2 CLASS
                                                       ------------------------------------------------------------
                                                                                                       SEPTEMBER 9,
                                                                  YEAR ENDED DECEMBER 31,               2002(1) TO
                                                       ---------------------------------------------   DECEMBER 31,
                                                           2005            2004             2003           2002
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $      12.24            9.90             7.43           7.76
 Income (loss) from investment operations:
 Net investment income (loss)                       $      (0.03)*         (0.03)            0.01           0.01*
 Net realized and unrealized gain (loss) on
  investments                                       $       1.95            2.39             2.46          (0.33)
 Total from investment operations                   $       1.92            2.36             2.47          (0.32)
 Less distributions from:
 Net investment income                              $         --            0.02               --           0.01
 Net realized gains on investments                  $       0.97              --               --             --
 Total distributions                                $       0.97            0.02               --           0.01
 Net asset value, end of period                     $      13.19           12.24             9.90           7.43
 TOTAL RETURN(2)                                    %      16.76           23.83            33.24          (4.15)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)               $     30,511           9,814            3,752            226
 Ratios to average net assets:
 Net expenses after expense waiver(3)(4)            %       1.14            1.16             1.15           1.16
 Gross expenses prior to expense waiver(3)(4)       %       1.24            1.16             1.15           1.16
 Net investment income (loss)(3)                    %      (0.20)          (0.45)            0.17           0.30
 Portfolio turnover rate                            %        186             151               93            106



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.


ING FMR(SM) EARNINGS GROWTH PORTFOLIO


                                                                                                         SERVICE 2
                                                                                                       ------------
                                                                                                          JUNE 1,
                                                                                                        2005(1) TO
                                                                                                       DECEMBER 31,
                                                                                                           2005
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                               $       10.48
 Income (loss) from investment operations:
 Net investment income                                                                              $        0.00+
 Net realized and unrealized gain on investments                                                    $        0.14
 Total from investment operations                                                                   $        0.14
 Less distributions from:
 Net investment income                                                                              $          --
 Net realized gain on investments                                                                   $        0.02
 Total distributions                                                                                $        0.02
 Net asset value, end of period                                                                     $       10.60
 TOTAL RETURN(2)                                                                                    %        1.37

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                                  $          16
 Ratios to average net assets:
 Net expenses after expense waiver(3)(4)                                                            %        1.13
 Gross expenses prior to expense waiver(3)(4)                                                       %        1.23
 Net investment income(3)                                                                           %        0.06
 Portfolio turnover rate                                                                            %         139


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
+    Amount is less than $0.01.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO



                                                                              SERVICE 2 CLASS
                                                       ------------------------------------------------------------
                                                                                                       SEPTEMBER 9,
                                                                  YEAR ENDED DECEMBER 31,               2002(2) TO
                                                       ---------------------------------------------   DECEMBER 31,
                                                           2005            2004            2003(1)        2002(1)
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $       7.46            6.70             4.76          4.52
 Income (loss) from investment operations:
 Net investment loss                                $      (0.07)          (0.04)           (0.08)        (0.03)
 Net realized and unrealized gain on
  investments                                       $       0.18            0.80             2.02          0.27
 Total from investment operations                   $       0.11            0.76             1.94          0.24
 Less distributions from:
 Net realized gain on investments                   $       0.38              --               --            --
 Total distributions                                $       0.38              --               --            --
 Net asset value, end of period                     $       7.19            7.46             6.70          4.76
 TOTAL RETURN(3)                                    %       1.78           11.34            40.76          5.31

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)               $      5,745           4,361            2,597            64
 Ratios to average net assets:
 Net expenses after waiver/reimbursement of
  expenses(4)(5)                                    %       1.55            1.76             2.00          2.01
 Gross expenses prior to waiver/reimbursement of
  expenses(4)(5)                                    %       1.86            1.76             2.00          2.01
 Net investment loss(4)                             %      (1.16)          (0.69)           (1.77)        (1.93)
 Portfolio turnover rate                            %         76              64               30            42


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

(5) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.


ING LORD ABBETT AFFILIATED PORTFOLIO


                                                                              SERVICE 2 CLASS
                                                       ------------------------------------------------------------
                                                                                                       SEPTEMBER 9,
                                                                  YEAR ENDED DECEMBER 31,               2002(1) TO
                                                       ---------------------------------------------   DECEMBER 31,
                                                           2005            2004             2003           2002
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $      11.47           10.52             8.03           8.16
 Income (loss) from investment operations:
 Net investment income                              $       0.11*           0.13*            0.08           0.04*
 Net realized and unrealized gain (loss) on
  investments                                       $       0.50            0.89             2.42          (0.11)
 Total from investment operations                   $       0.61            1.02             2.50          (0.07)
 Less distributions from:
 Net investment income                              $       0.14            0.07             0.01           0.06
 Total distributions                                $       0.14            0.07             0.01           0.06
 Net asset value, end of period                     $      11.94           11.47            10.52           8.03
 TOTAL RETURN(2)                                    %       5.41            9.73            31.11          (0.92)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $      2,803           1,917            1,015            307
 Ratios to average net assets:
 Net expenses after expense waiver(3)(4)            %       1.15            1.15             1.15           1.16
 Gross expenses prior to expense waiver(3)(4)       %       1.25            1.15             1.15           1.16
 Net investment income(3)                           %       0.94            1.22             1.07           1.37
 Portfolio turnover rate                            %        141              36               40             42



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY LARGE CAP GROWTH PORTFOLIO


                                                                              CLASS S
                                                       ------------------------------------------------------------
                                                                                                         MAY 1,
                                                                 YEAR ENDED DECEMBER 31,               2002(1) TO
                                                       ---------------------------------------------   DECEMBER 31,
                                                          2005            2004             2003            2002
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $      10.48           10.22             8.05         10.00
 Income (loss) from investment operations:
 Net investment loss                                $      (0.01)          (0.00)*          (0.02)        (0.01)**
 Net realized and unrealized gain (loss) on
  investments                                       $       1.09            1.12             2.19         (1.94)
 Total from investment operations                   $       1.08            1.12             2.17         (1.95)
 Less distributions from:
 Net realized gain on investments                   $         --            0.85               --            --
 Return of capital                                  $         --            0.01               --            --
 Total distributions                                $         --            0.86               --            --
 Net asset value, end of period                     $      11.56           10.48            10.22          8.05
 TOTAL RETURN(2)                                    %      10.31           11.10            26.96        (19.50)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $    155,252          18,862           14,481         4,757
 Ratios to average net assets:
 Net expenses after reimbursement of unified
  fee(3)                                            %       1.01            1.05             1.05          1.05
 Gross expenses prior to reimbursement of
  unified fee(3)                                    %       1.06            1.05             1.05          1.05
 Net investment loss(3)                             %      (0.27)          (0.01)           (0.27)        (0.09)
 Portfolio turnover rate                            %        155             204              102            56



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
*    Amount is less than $0.005.
** Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.


ING MERCURY LARGE CAP VALUE PORTFOLIO


                                                                              SERVICE 2 CLASS
                                                       ------------------------------------------------------------
                                                                                                       SEPTEMBER 9,
                                                                  YEAR ENDED DECEMBER 31,               2002(1) TO
                                                       ---------------------------------------------   DECEMBER 31,
                                                           2005            2004             2003           2002
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $      11.67           10.96             8.44           8.21
 Income (loss) from investment operations:
 Net investment income (loss)                       $       0.05            0.02             0.00*         (0.01)*
 Net realized and unrealized gain on
 investments                                        $       0.54            1.22             2.62           0.24
 Total from investment operations                   $       0.59            1.24             2.62           0.23
 Less distributions from:
 Net investment income                              $         --            0.01             0.01             --
 Net realized gains on investments                  $       0.00**          0.52             0.09             --
 Total distributions                                $         --            0.53             0.10             --
 Net asset value, end of period                     $      12.26           11.67            10.96           8.44
 TOTAL RETURN(2)                                    %       5.06           11.41            31.07           2.80

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)               $      3,134           2,417              805             58
 Ratios to average net assets:
 Net expenses after waiver/reimbursement of
  expenses(3)(4)                                    %       1.18            1.20             1.20           1.21
 Net expenses after waiver/reimbursement of
  expenses and prior to brokerage commission
  recapture(3)(4)                                   %       1.22            1.20             1.20           1.21
 Gross expenses prior to waiver/reimbursement of
  expenses(3)(4)                                    %       1.32            1.20             1.20           1.21
 Net investment income (loss)(3)                    %       0.45            0.22             0.01          (0.37)
 Portfolio turnover rate                            %        170              75               76             61


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
**   Amount is less than $0.01.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


                                                                              SERVICE 2 CLASS
                                                       --------------------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                  YEAR ENDED DECEMBER 31,           2002(1) TO
                                                       --------------------------------------     DECEMBER 31,
                                                           2005         2004           2003           2002
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $      24.44        21.35          17.15         17.40
 Income from investment operations:
 Net investment income                              $       0.34*        0.39*          0.28*         0.12*
 Net realized and unrealized gain on investments
  and foreign currencies                            $       1.45         3.12           4.00          0.06
 Total from investment operations                   $       1.79         3.51           4.28          0.18
 Less distributions from:
 Net investment income                              $       0.33         0.26           0.06          0.23
 Net realized gain on investments                   $       0.87         0.16           0.02          0.20
 Total distributions                                $       1.20         0.42           0.08          0.43
 Net asset value, end of period                     $      25.03        24.44          21.35         17.15
 TOTAL RETURN(2)                                    %       7.59        16.48          24.96          1.03

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $     91,510       55,360         20,123           903
 Ratios to average net assets:
 Net expenses after expense waiver and after
  brokerage commission recapture(3)(4)              %       1.05         1.05           1.08          0.09
 Net expenses after expense waiver and prior to
  brokerage commission recapture(3)(4)              %       1.05         1.05           1.08          0.09
 Gross expenses prior to brokerage commission
  recapture(3)(4)                                   %       1.15         1.07           1.09          1.10
 Net investment income(3)                           %       1.35         1.72           1.62          2.20
 Portfolio turnover rate                            %         23           21             12            16



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING T. ROWE PRICE EQUITY INCOME PORTFOLIO


                                                                              SERVICE 2 CLASS
                                                       --------------------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                  YEAR ENDED DECEMBER 31,           2002(1) TO
                                                       --------------------------------------     DECEMBER 31,
                                                           2005         2004           2003          2002
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $      13.70        12.12           9.72          9.92
 Income (loss) from investment operations:
 Net investment income                              $       0.19*        0.17*          0.16           0.06*
 Net realized and unrealized gain (loss) on
  investments                                       $       0.30         1.60           2.27         (0.09)
 Total from investment operations                   $       0.49         1.77           2.43         (0.03)
 Less distributions from:
 Net investment income                              $       0.15         0.12          (0.02)        (0.11)
 Net realized gain on investments                   $       0.32         0.07          (0.01)        (0.06)
 Total distributions                                $       0.47         0.19          (0.03)        (0.17)
 Net asset value, end of period                     $      13.72        13.70          12.12          9.72
 TOTAL RETURN(2)                                    %       3.75        14.61          25.10         (0.30)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $     38,469       23,759         11,362           650
 Ratios to average net assets:
 Net expenses after waiver/reimbursement of
  expenses and after brokerage commission
  recapture(3)(4)                                   %       1.05         1.06           1.08          1.08
 Net expenses after waiver/reimbursement of
  expenses and prior to brokerage commission
  recapture(3)(4)                                   %       1.05         1.07           1.09          1.10
 Gross expenses prior to waiver/reimbursement of
  expenses and prior to brokerage
  commission recapture(3)(4)                        %       1.15         1.07           1.09          1.10
 Net investment income(3)                           %       1.41         1.40           1.58          1.89
 Portfolio turnover rate                            %         18           16             12            23



(1)  Commencement operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING TEMPLETON GLOBAL GROWTH PORTFOLIO


                                                                              SERVICE 2 CLASS
                                                       --------------------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                  YEAR ENDED DECEMBER 31,           2002(2) TO
                                                       --------------------------------------     DECEMBER 31,
                                                         2005(1)        2004           2003          2002
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $      12.43        11.30           8.29         8.05
 Income (loss) from investment operations:
 Net investment income (loss)                       $       0.06         0.02           0.02        (0.00)*
 Net realized and unrealized gain on
  investments and foreign currencies                $       1.14         1.18           2.99         0.24
 Total from investment operations                   $       1.20         1.20           3.01         0.24
 Less distributions from:
 Net investment income                              $       0.09         0.07             --           --
 Total distributions                                $       0.09         0.07             --           --
 Net asset value, end of period                     $      13.54        12.43          11.30         8.29
 TOTAL RETURN(4)                                    %       9.78        10.64          36.31         2.98

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)               $      6,469        4,770          2,081           60
 Ratio to average net assets:
 Net expenses after expense waiver and after
  brokerage commission recapture(4)(5)              %       1.37         1.41           1.40         1.40
 Net expenses after expense waiver and prior to
  brokerage commission recapture(4)(5)              %       1.37         1.41           1.41         1.41
 Gross expenses prior to expense waiver and
  prior to brokerage commission recapture(4)(5)     %       1.47         1.41           1.41         1.41
 Net investment income (loss)(5)                    %       0.49         0.21           0.23        (0.16)
 Portfolio turnover rate                            %        109           28             23           36



(1) Since December 5, 2005, Templeton Global Advisers Limited has served as Portfolio Manager of the ING Templeton Global Growth Portfolio. Prior to that date, a different firm served as Sub-Adviser.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after that date.
*    Amount is less than $0.01


ING UBS U.S. ALLOCATION PORTFOLIO


                                                                                 SERVICE 2 CLASS
                                                                       ---------------------------------------
                                                                              YEAR ENDED           JUNE 3,
                                                                              DECEMBER 31,         2003(1) TO
                                                                       ------------------------   DECEMBER 31,
                                                                          2005         2004(1)        2003
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                              $      9.51          8.65          7.88
 Income (loss) from  investment operations:
 Net investment income                                             $      0.11*         0.14*         0.02
 Net realized and unrealized gain on investments                   $      0.49          0.79          0.75
 Total from investment operations                                  $      0.60          0.93          0.77
 Less distributions from:
 Net investment income                                             $      0.13          0.07          0.00**
 Total distributions                                               $      0.13          0.07            --
 Net asset value, end of period                                    $      9.98          9.51          8.65
 TOTAL RETURN(2)                                                   %      6.34         10.81          9.77

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                 $     4,708         3,174           963
 Ratio to average net assets:
 Net expenses after waiver/reimbursement of
  expenses and borkerage commission recapture(3)(4)                %      1.12          1.16          1.16
 Net expenses after waiver/reimbursement of
  expenses and prior to brokerage commission recapture(3)(4)       %      1.13          1.16          1.16
 Gross expenses prior to waiver/reimbursement of
 expenses and broker commission recapture(3)(4)                    %      1.25          1.16          1.16
 Net investment income(3)                                          %      1.18          1.53          1.39
 Portfolio turnover rate                                           %       104           106           203



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO


                                                                              SERVICE 2 CLASS
                                                       --------------------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                  YEAR ENDED DECEMBER 31,           2002(1) TO
                                                       --------------------------------------     DECEMBER 31,
                                                           2005         2004           2003          2002
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $      10.28         9.65           7.89          8.07
 Income (loss) from investment operations:
 Net investment income (loss)                       $      (0.03)        0.03          (0.01)         0.00**
 Net realized and unrealized gain (loss) on
 investments                                        $       1.57         0.65           1.87         (0.18)
 Total from investment operations                   $       1.54         0.68           1.86         (0.18)
 Less distributions from:
 Net investment income                              $       0.03           --             --            --
 Net realized gain on investments                   $         --         0.05           0.10            --
 Total distributions                                $       0.03         0.05           0.10            --
 Net asset value, end of period                     $      11.79        10.28           9.65          7.89
 TOTAL RETURN(2)                                    %      14.99         7.03          23.63         (2.23)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $     12,816        9,790          5,893           468
 Ratios average net assets:
 Net expenses after waiver/reimbursement of
 expenses(3)(4)                                     %       1.06         1.05           1.17          1.16
 Gross expenses prior to waiver/reimbursement of
 expenses(3)(4)                                     %       1.08         1.05           1.17          1.16
 Net investment income (loss)(3)                    %      (0.30)        0.33          (0.10)         0.10
 Portfolio turnover rate                            %         84          170            120           113


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.


ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


                                                                              SERVICE 2 CLASS
                                                       --------------------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                YEAR ENDED DECEMBER 31,            2002(2) TO
                                                       --------------------------------------     DECEMBER 31,
                                                           2005         2004           2003          2002
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $      12.59        11.19           8.93          9.34
 Income (loss) from investment operations:
 Net investment income                              $       0.15*        0.13*          0.08          0.01**
 Net realized and unrealized gain (loss) on
 investments and foreign currencies                 $       1.25         1.27           2.23         (0.42)
 Total from investment operations                   $       1.40         1.40           2.31         (0.41)
 Less distributions from:
 Net investment income                              $       0.02           --             --            --
 Net realized gain on investments                   $       0.14           --           0.00**          --
 Return of capital                                  $         --           --           0.05            --
 Total distributions                                $       0.16           --           0.05            --
 Net asset value, end of period                     $      13.83        12.59          11.19          8.93
 TOTAL RETURN(2)                                    %      11.19        12.51          25.94         (4.39)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $     66,241       39,871         14,543           713
 Ratios to average net assets:
 Net expenses after expense waiver(3)(4)            %       1.40         1.40           1.40          1.41
 Gross expenses prior to expense waiver(3)(4)       %       1.50         1.40           1.40          1.41
 Net investment income(3)                           %       1.11         1.09           0.87          0.20
 Portfolio turnover rate                            %         17            9              9            33


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
**   Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO


                                                                         SERVICE 2 CLASS
                                                       ---------------------------------------------------
                                                                                              SEPTEMBER 9,
                                                              YEAR ENDED DECEMBER 31,         2002(1) TO
                                                       ------------------------------------   DECEMBER 31,
                                                          2005         2004         2003         2002(2)
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $     24.79        21.99        17.25         17.53
 Income (loss) from investment operations:
 Net investment income                              $      0.30*        0.24*        0.22*         0.07*
 Net realized and unrealized gain (loss) on
 investments                                        $      2.13         2.82         4.56         (0.20)
 Total from investment operations                   $      2.43         3.06         4.78         (0.13)
 Less distributions from:
 Net investment income                              $      0.26         0.26         0.04          0.15
 Total distributions                                $      0.26         0.26         0.04          0.15
 Net asset value, end of period                     $     26.96        24.79        21.99         17.25
 TOTAL RETURN(3)                                    %      9.89        13.92        27.71         (0.78)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)               $    70,395       53,321       24,079           999
 Ratios to average net assets:
 Net expenses after expense waiver and after
 brokerage commission recapture(4)(5)               %      1.04         1.05         1.05          1.03
 Net expenses prior to brokerage commission
 recapture and after expense waiver(4)(5)           %      1.05         1.07         1.09          1.11
 Gross expenses prior to expense waiver and
 prior to brokerage commission recapture(4)(5)      %      1.15         1.07         1.09          1.11
 Net investment income(5)                           %      1.16         1.03         1.16          1.24
 Portfolio turnover rate                            %        39           52           62           153



(1)  Commencement of operations.
(2) Since January 30, 2002, Van Kampen has served as Portfolio Manager for the ING Van Kampen Growth and Income Portfolio. Prior to that date, a different firm served as Portfolio Manager.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING VAN KAMPEN REAL ESTATE PORTFOLIO


                                                                         SERVICE 2 CLASS
                                                       --------------------------------------------------
                                                                                             SEPTEMBER 9,
                                                             YEAR ENDED DECEMBER 31,          2002(1) TO
                                                       ------------------------------------  DECEMBER 31,
                                                          2005          2004        2003         2002
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $      27.58       20.47        14.99        16.24
 Income (loss) from investment operations:
 Net investment income                              $       0.42+*      0.62         0.75         0.31
 Net realized and unrealized gain (loss) on
 investments                                        $       4.07        7.07         4.87        (0.89)
 Total from investment operations                   $       4.49        7.69         5.62        (0.58)
 Less distributions from:
 Net investment income                              $       0.30        0.36         0.02         0.42
 Net realized gain on investments                   $       0.86        0.22         0.12         0.25
 Total distributions                                $       1.16        0.58         0.14         0.67
 Net asset value, end of period                     $      30.91       27.58        20.47        14.99
 TOTAL RETURN(2)                                    %      16.59       37.62        37.54        (3.53)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $     28,996      17,800        6,240          286
 Ratios to average net assets:
 Net expenses after expense waiver(3)(4)            %       1.05        1.06         1.08         1.10
 Gross expenses prior to expense waiver(3)(4)       %       1.15        1.06         1.08         1.10
 Net investment income(3)                           %       1.43+       3.88         4.42         6.59
 Portfolio turnover rate                            %         24          18           12           27



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
+ Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.39, increase net realized and unrealized gain on investments $0.39 and decrease the ratio of net investment to average net assets from 2.78% to 1.43% on Class S2.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO


                                                                         SERVICE 2 CLASS
                                                       ---------------------------------------------------
                                                                                              SEPTEMBER 9,
                                                              YEAR ENDED DECEMBER 31,          2002(1) TO
                                                       ------------------------------------   DECEMBER 31,
                                                          2005         2004         2003         2002(2)
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $     14.71        13.14        10.04         10.17
 Income (loss) from investment operations:
 Net investment income                              $      0.05*        0.04         0.02          0.01*
 Net realized and unrealized gain (loss) on
 investments                                        $      0.78         1.59         3.09         (0.14)
 Total from investment operations                   $      0.83         1.63         3.11         (0.13)
 Less distributions from:
 Net investment income                              $      0.09         0.06         0.01          0.00**
 Total distributions                                $      0.09         0.06         0.01          0.00
 Net asset value, end of period                     $     15.45        14.71        13.14         10.04
 TOTAL RETURN(3)                                    %      5.70        12.44        30.93         (1.27)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)               $     4,007        3,292        1,641            44
 Ratios average net assets:
 Net expenses after brokerage commission
 recapture and after expense waiver(4)(5)           %      1.03         1.03         1.04          0.91
 Net expenses prior to brokerage commission
 recapture and after expense waiver(4)(5)           %      1.06         1.07         1.09          1.10
 Gross expenses prior to brokerage commission
 recapture and prior to expense waiver(4)(5)        %      1.16         1.07         1.09          1.10
 Net investment income(4)                           %      0.37         0.53         0.21          0.23
 Portfolio turnover rate                            %       176           90          106           158


(1)  Commencement of operations.

(2) Since August 1, 2002, Jennison Associates, LLC has served as the Sub-Adviser for the ING Jennison Equity Opportunities Portfolio. Prior to that date, a different firm served as Sub-Adviser. Along with this change was a name change from Capital Appreciation Series to ING Jennison Equity Opportunity Portfolio.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.
*    Amount is less than 0.01.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO


                                                                                           SERVICE 2 CLASS
                                                                                           ---------------
                                                                                            NOVEMBER 30,
                                                                                             2005(1) TO
                                                                                            DECEMBER 31,
                                                                                                2005
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                   $        10.00
 Income from investment operations:
 Net investment (loss)                                                                  $        (0.01)
 Net realized and unrealized (loss) on investments                                      $        (0.26)
 Total from investment operations                                                       $        (0.27)
 Less distributions from:
 Net asset value, end of period                                                         $         9.73
 TOTAL RETURN(2)                                                                        %        (2.70)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                                      $            1
 Ratios to average net assets:
 Net expense after expense waiver(3)(4)                                                 %         1.27
 Gross expenses prior to expense waiver(3)(4)                                           %         1.78
 Net investment income(3)                                                               %        (1.27)
 Portfolio turnover rate                                                                %            1


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% and 0.10% of the distribution fee for Class ADV and Class S2 shares of the Portfolio, respectively. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.

TO OBTAIN
MORE INFORMATION


A Statement of Additional Information, dated April 28, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' is available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year, and the independent registered public accounting firm's report.


To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258, call (800) 366-0066, or visit our website at www.ingfunds.com.


Information about the ING Investor's Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investor's Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

[ING LOGO]


04/28/06

                                                          SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2006


STOCK FUNDS
 ING AMERICAN FUNDS GROWTH PORTFOLIO
 ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
 ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO


NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE ING AMERICAN FUNDS PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


YOU SHOULD READ THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE ING AMERICAN FUNDS PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                      PAGE
INTRODUCTION
  ING Investors Trust                                                    2
  Master/Feeder Mutual Fund Structure                                    2
  Investment Adviser to the Portfolios                                   2
  Investment Adviser to the Master Funds                                 2
  Portfolios and Master Funds                                            3
  Investing through your Variable Contract                               3
  Why Reading this Prospectus and the Master
   Funds' Prospectus is Important                                        3

DESCRIPTION OF THE PORTFOLIOS
  ING American Funds Growth Portfolio                                    4
  ING American Funds International Portfolio                             6
  ING American Funds Growth-Income Portfolio                             8

PORTFOLIO FEES AND EXPENSES                                             10

SUMMARY OF PRINCIPAL RISKS                                              11

MORE INFORMATION
  Percentage and Rating Limitations                                     13
  A Word about Portfolio Diversity                                      13
  Fundamental Policies                                                  13
  Additional Information about the Portfolios
   and the Master Funds                                                 13
  Temporary Defensive Positions                                         13
  Administrative Services                                               14
  Portfolio Distribution                                                14
  Rule 12b-1 Plans                                                      14
  How ING Groep Compensates Entities Offering
   Our Portfolios as Investment Options in Their
   Insurance Products                                                   14
  Interests of the Holders of Variable Insurance
   Contracts and Policies                                               15
  Net Asset Value                                                       15
  Pricing of Portfolio Shares                                           15
  Purchase and Redemption of Shares                                     15
  Frequent Trading - Market Timing                                      16
  Portfolio Holdings Disclosure Policy                                  16
  Reports to Shareholders                                               16

OVERALL MANAGEMENT OF THE TRUST
  Adviser                                                               17
  "Manager of Managers" Structure                                       17
  Advisory Fees                                                         17

MANAGEMENT OF THE MASTER FUNDS
  Investment Adviser to each Master Fund                                17
  Performance of Master Funds                                           20
  Advisory Fee                                                          20

TAXES AND DISTRIBUTIONS                                                 21

FINANCIAL HIGHLIGHTS                                                    22

TO OBTAIN MORE INFORMATION                                       Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST


ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, "Portfolios"). Only the ING American Funds Portfolios are offered in this prospectus ("Prospectus").


MASTER/FEEDER MUTUAL FUND STRUCTURE

Each Portfolio described in this Prospectus operates as a "feeder fund" which means it invests all of its assets in a separate mutual fund, ("Master Fund"). Each Master Fund is a series of American Funds Insurance Series(R) ("American Funds"). Each Portfolio has the same investment objective and limitations as the Master Fund in which it invests. The differences in objectives and policies among the Master Funds can be expected to affect the return of each Portfolio and the degree of market and financial risk to which each Portfolio is subject. The Portfolios do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities.

Under the master/feeder structure, each Portfolio may withdraw its investment in the corresponding Master Fund if the Trust's Board of Trustees ("Board") determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution from such Master Fund). A Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Portfolio. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Portfolio in another pooled investment entity, asking ING Investments, LLC to manage either directly or with a sub-adviser under the investment management agreement between the Trust and ING Investments, LLC, or taking other appropriate action.

Investment of each Portfolio's assets in its corresponding Master Fund is not a fundamental policy of any Portfolio and a shareholder vote is not required for any Portfolio to withdraw its investment from its corresponding Master Fund.

Because each Portfolio invests all of its assets in a Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund in which it invests, with the result that the Portfolio's expenses may be higher than those of other mutual funds which invest directly in securities. This structure is different from that of most of the other ING Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. Each Master Fund may have other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. The Master Funds are not established as partnerships, and therefore do not allocate income and expenses, but pay distributions to each Portfolio. However, other investors in a Master Fund may bear different expenses and sales charges than the Portfolio, which would result in differences in returns received by those investors.

Information about the American Funds and Capital Research Management Company ("CRMC") is provided with their permission and based on information provided by CRMC or derived from the American Funds. The prospectus for each Master Fund is delivered together with this Prospectus.

INVESTMENT ADVISER TO THE PORTFOLIOS

ING Investments, LLC ("ING Investments" or "Adviser") serves as the investment adviser to the Portfolios. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

INVESTMENT ADVISER TO THE MASTER FUNDS


CRMC serves as investment adviser to the Master Funds. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc.

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

PORTFOLIOS AND MASTER FUNDS

Each Master Fund is a series of American Funds Insurance Series(R). Each Portfolio's Master Fund is listed below:

FEEDER FUND PORTFOLIO

ING American Funds Growth Portfolio
ING American Funds International Portfolio
ING American Funds Growth-Income Portfolio

AMERICAN FUNDS MASTER FUND

Growth Fund (Class 2 shares)
International Fund (Class 2 shares)
Growth-Income Fund (Class 2 shares)

INVESTING THROUGH YOUR VARIABLE CONTRACT

Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans"), as well as to certain investment advisers and their affiliates.

WHY READING THIS PROSPECTUS AND THE MASTER FUNDS' PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, principal investment strategies and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus and the prospectus of the Master Funds will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus and the prospectus of the Master Funds for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING AMERICAN FUNDS GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks to make your investment grow. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in the Master Fund, Class 2 shares of the Growth Fund, a series of American Funds Insurance Series(R), a registered open-end investment company. In turn, the Growth Fund normally invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.


The Growth Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and Canada and not included in the Standard & Poor's 500(R) Composite Stock Price Index. The Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Growth Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.

Investment of the Portfolio's assets in the Class 2 shares of the Growth Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Growth Fund.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio, by virtue of its investment in the Growth Fund, and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio will change daily based on changes in the value of the securities that the Portfolio holds.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated investment objective. The principal investment strategies employed by the portfolio managers of the Growth Fund may fail to produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                             EQUITY SECURITIES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK

Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these and other risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund.

PORTFOLIO PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and the table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year.


[CHART]

                          YEAR BY YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003
2004    11.91
2005    15.61

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 4th Quarter 2004:  10.47%

                        Worst: 3rd Quarter 2004: (2.89)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is a widely recognized, unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURN(1)

                    (For the periods ended December 31, 2005)



                                     1 YEAR       5 YEARS             10 YEARS
                                             (OR LIFE OF CLASS)  (OR LIFE OF CLASS)
        ING AMERICAN FUNDS GROWTH
         PORTFOLIO RETURN            15.61%       15.14%(1)              N/A
        S&P 500(R) Index              4.91%       11.57%(2)              N/A



(1)  The Portfolio commenced operations on September 2, 2003.


(2)  The Index return is for the period beginning September 1, 2003.

INVESTMENT ADVISER TO THE MASTER FUND

CRMC serves as the investment adviser to the Master Fund. Information about CRMC and the portfolio management of the Growth Fund is set out below under "Management of the Master Funds."

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks to make your investment grow over time. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in the Master Fund, Class 2 shares of the International Fund, a series of American Funds Insurance Series(R), a registered open-end investment company. In turn, the International Fund normally invests primarily in common stocks of companies located outside the United States.

The International Fund is designed for investors seeking capital appreciation through stocks. Investors in the International Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.

Investment of the Portfolio's assets in the Class 2 shares of the International Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the International Fund.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio, by virtue of its investment in the International Fund and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio will change daily based on the changes in the value of the securities that the Portfolio holds.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated investment objective. The principal investment strategies employed by the portfolio managers of the International Fund may fail to produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                                  CURRENCY RISK
                              EMERGING MARKET RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK

Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these and other risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund.

PORTFOLIO PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and the table on the following page show the changes in the Portfolio's performance from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year.


[CHART]

                          YEAR BY YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003
2004    18.64
2005    20.92

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 4th Quarter 2004:   12.49%

                        Worst: 2nd Quarter 2004:  (2.01)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance - the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE(R)") Index. The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURN(1)

                    (For the periods ended December 31, 2005)



                                            1 YEAR         5 YEARS         10 YEARS
                                                      (OR LIFE OF CLASS)
        ING AMERICAN FUNDS INTERNATIONAL
         PORTFOLIO RETURN                     20.92%       23.89%(1)         N/A
        MSCI EAFE(R) Index                    14.02%       24.31%(2)         N/A



(1)  The Portfolio commenced operations on September 2, 2003.


(2)  The Index return is for the period beginning September 1, 2003.

INVESTMENT ADVISER TO THE MASTER FUND

CRMC serves as the investment adviser to the Master Fund. Information about CRMC and the portfolio management of the International Fund is set out below under "Management of the Master Funds."

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks to make your investment grow and provide you with income over time. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in the Master Fund, Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series(R), a registered open-end investment company. In turn, the Growth-Income Fund normally invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

The Growth-Income Fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and not included in the Standard & Poor's 500 Composite Stock Price Index. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.

Investment of the Portfolio's assets in the Class 2 shares of the Growth-Income Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Growth-Income Fund.

PRINCIPAL RISKS

The principal risks of investing in the Portfolio, by virtue of its investment in the Growth-Income Fund and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio will change daily based on changes in the value of the securities that the Portfolio holds.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated investment objective. The principal investment strategies employed by the portfolio managers of the Growth-Income Fund may fail to produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                             EQUITY SECURITIES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK

Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these and other risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund.

PORTFOLIO PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and the table on the following page show the changes in the Portfolio's performance, from year to year and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year.


[CHART]

                          YEAR BY YEAR TOTAL RETURN(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003
2004    9.79
2005    5.29

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best: 4th Quarter 2004:   8.06%

                        Worst: 3rd Quarter 2004: (2.09)%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index. The S&P 500(R) Index is a widely recognized, unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURN(1)

                    (For the periods ended December 31, 2005)



                                            1 YEAR        5 YEARS         10 YEARS
                                                     (OR LIFE OF CLASS)
        ING AMERICAN FUNDS
         GROWTH-INCOME PORTFOLIO RETURN       5.29%       10.52%(1)         N/A
        S&P 500(R) Index                      4.91%       11.57%(2)         N/A



(1)  The Portfolio commenced operations on September 2, 2003.

(2)  The Index return is for the period beginning September 1, 2003.

INVESTMENT ADVISER TO THE MASTER FUND

CRMC serves as the investment adviser to the Master Fund. Information about CRMC and the portfolio management of the Growth-Income Fund is set out below under "Management of the Master Funds."

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                           PORTFOLIO FEES AND EXPENSES
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The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are based on the expenses paid by the Portfolios in the year 2005. The table reflects the estimated expenses of each Portfolio and its corresponding Master Fund. Actual expenses paid by the Portfolios may vary from year to year.


Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. Shareholders who acquire Portfolio shares through a Variable Contract or Qualified Plan should refer to the applicable plan document, contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should contact the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios and their corresponding Master Funds are not fixed or specified under the terms of your Variable Contract.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                    MANAGEMENT      DISTRIBUTION         OTHER         TOTAL OPERATING
                                                      FEE(2)       (12b-1) FEE(3)      EXPENSES(4)         EXPENSES
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ING American Funds Growth Portfolio                    0.33%            0.75%             0.04%            1.12%(5)
ING American Funds International Portfolio             0.52%            0.75%             0.07%            1.34%(5)
ING American Funds Growth-Income Portfolio             0.28%            0.75%             0.03%            1.06%(5)


(1) This table shows the estimated operating expenses for the Portfolios as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year. This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.


(2) Each of the Growth Fund, International Fund and Growth-Income Fund pays CRMC a management fee for advisory expenses at current asset levels of the Master Funds of 0.33%, 0.52%, and 0.28%, respectively. Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.33%, 0.52%, and 0.28% of average daily net assets for the ING American Funds Growth Portfolio, the ING American Funds International Portfolio, and the ING American Funds Growth-Income Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.


(3) Shares of each Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. In addition, Class 2 shares of each of the Growth Fund, the International Fund and the Growth-Income Fund pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

(4) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING American Funds Growth Portfolio, ING American Funds International Portfolio, and ING American Funds Growth-Income Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC does not charge an administration fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.


(5) Capital Research Management Company ("CRMC") has voluntarily agreed to waive a portion of its management fee. Including this waiver, the "Total Net Operating Expenses" for the ING American Funds Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth-Income Portfolio would have been 1.09%, 1.29%, and 1.04%, respectively. This arrangement may be discontinued by CRMC at any time.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
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EXAMPLE.

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the shares' operating expenses remain the same. The Example does not reflect the expenses and charges of any Variable Contract that may use the Portfolio as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                 1 YEAR(1)   3 YEARS(1)   5 YEARS(1)   10 YEARS(1)
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ING American Funds Growth Portfolio             $      114   $      356   $      617   $     1,363
ING American Funds International Portfolio      $      136   $      425   $      734   $     1,613
ING American Funds Growth-Income Portfolio      $      108   $      337   $      585   $     1,294


(1) This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund for the one-year period and the first year of the three-, five-, and ten-year periods.

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                           SUMMARY OF PRINCIPAL RISKS
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THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THE CORRESPONDING MASTER FUND AND ITS INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE "DESCRIPTION OF THE PORTFOLIOS" SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME. ADDITIONAL INVESTMENT POLICIES AND RISKS OF THE PORTFOLIOS AND MASTER FUNDS ARE SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION ("SAIs") OF THE PORTFOLIOS AND MASTER FUNDS, EACH OF WHICH IS AVAILABLE UPON REQUEST.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, investments in foreign currency-denominated securities may reduce the value of a Portfolio's investment.

EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after a Master Fund or Portfolio invests in those currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Master Fund or Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Master Fund or Portfolio invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.


LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Master Fund or Portfolio's investments in illiquid securities may reduce the returns of a Master Fund or Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Master Funds or Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. A portfolio counselor of a Master Fund will apply investment techniques and risk analyses in making investment decisions for a Master Fund, such as which securities to overweight, underweight, or avoid altogether, but there can be no assurance that these will achieve the Portfolio's objective, and a portfolio counselor of a Master Fund could do a poor job in executing an investment strategy. A portfolio counselor of a Master Fund may use investment techniques or invest in securities that are not part of a Master Fund's principal investment strategies. For example, if market conditions warrant, Master Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Master Funds that invest principally in small- to mid-sized capitalization companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Master Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing a Master Fund may leave their firm or be replaced.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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MARKET AND COMPANY RISK. The price of a security held by a Master Fund or Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Master Fund or Portfolio invests may still trail returns from the overall stock market.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Master Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


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PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage and rating limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus is diversified, through investments made by the applicable Master Fund, as defined in the Investment Company Act of 1940, as amended. A diversified Portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities and securities of other investment companies).

FUNDAMENTAL POLICIES

Investment restrictions are fundamental if so designated in this Prospectus or the SAI. This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS AND THE MASTER FUNDS

The SAI of the Portfolios is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy of the SAI of the Portfolios and the SAI of the Master Funds without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

ADDITIONAL INVESTMENT POLICIES

Additional investment policies of the Master Funds and the Portfolios are set forth in the SAI of the Master Funds and the Portfolios, respectively, which are available upon request, without charge, by calling the Trust at 1-800-366-0066, or downloading them from the SEC's website http://www.sec.gov.

TEMPORARY DEFENSIVE POSITIONS

Each Master Fund may also hold cash or money market instruments. The size of a Master Fund's cash position will vary and will depend on various factors, including market conditions and purchase and redemptions of Portfolio shares. A larger cash position could detract from the achievement of the Master Fund's objective in a period of rising market prices; conversely, it would reduce the Master Fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

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ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolios with administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

PORTFOLIO DISTRIBUTION

Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each Portfolio ("Distributor"). It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is an affilitate of ING Investments, the Investment Manager of the Portfolios. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at (800) 289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

RULE 12b-1 PLANS

Shares of each Portfolio are subject to a Rule 12b-1 fee at an annual rate of up to 0.50% of average daily net assets. In addition, Class 2 shares of each Master Fund pay a Rule 12b-1 fee of 0.25% of average annual net assets of the Master Fund. The Rule 12b-1 fees are paid for the sale and distribution of shares and for services provided to shareholders and contract owners. Shareholders of the Class 2 shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

Rule 12b-1 fees are paid out of a Portfolio's assets (including the assets of the Master Fund) on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Portfolio and may, over time, be greater than other types of sales charges.

HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios' Rule 12b-1 Plan, the Portfolios' Adviser or Distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.


The distributing broker-dealer for these Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may

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receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. None of the Portfolios, the Adviser, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS

The Portfolios are available to serve as investment options under Variable Contracts and Qualified Plans. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans for which the Portfolios serve as an investment option might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios, which might force the Portfolios to sell securities at disadvantageous prices.


NET ASSET VALUE

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The NAV of each Portfolio is determined based upon the NAV of the respective Master Fund.

Securities of each Master Fund are valued at their NAV. For more information regarding the determination of NAV of each Master Fund, including the circumstances under which the Master Funds will use fair value pricing and the effects of using fair value pricing, see the Master Funds' Prospectus and SAI.


PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

Each Portfolio is available to serve as an investment option through variable annuity and variable life insurance separate accounts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under Section 817(h) of the Internal Revenue Code of 1986, as amended under the federal tax regulations, revenue rulings or private letter rulings issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts, Qualified Plans, other investment companies or other permitted investors. Certain Portfolios may not be available as investment options in your variable annuity or life insurance contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or

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your plan documents for information on how to allocate amounts among investment options corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Fund's behalf.


FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the Plan documentation, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity. You should also review the materials regarding frequent trading included in the Master Fund's current prospectus and SAI.


The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and in turn, the Master Funds, and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' or Master Funds' performance.

Although the policies and procedures known to the Portfolios that are followed by the Master Funds and the financial intermediaries that use the Portfolios as well as the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the polices and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post its quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.


REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

--------------------------------------------------------------------------------
                         OVERALL MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

ADVISER

ING Investments, an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments provides or oversees investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. In the event the Board determines it is in the best interests of a Portfolio and its shareholders to withdraw a Portfolio's assets from the corresponding Master Fund, ING Investments may assume direct management of the Portfolio or may oversee a sub-adviser to manage the Portfolio's assets.

ING Investments is registered as an investment adviser with the SEC. ING Investments is an indirect, wholly-owned subsidiary of ING Groep. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.


As of December 31, 2005, ING Investments managed approximately $42 billion in assets.


The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.


For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolios' annual shareholder report dated December 31, 2005.


"MANAGER-OF-MANAGERS" STRUCTURE

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Portfolio. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace or hire non-affiliated sub-advisers for a Portfolio, as well as change the terms of a sub-advisory agreement with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio's shareholders. Should ING Investments manage the assets of the Portfolios directly, it may select sub-advisers to provide sub-advisory services to the Portfolios without obtaining shareholder approval. Under the exemptive relief permitting the manager-of-managers arrangements, the Trust will notify shareholders of any change in the identity of a sub-adviser to a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change. ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

ADVISORY FEES


Pursuant to its investment advisory agreement with the Trust, ING Investments may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.35%, 0.54%, and 0.29% of average daily net assets for the ING American Funds Growth Portfolio, the ING American Funds International Portfolio, and the ING American Funds Growth-Income Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.


--------------------------------------------------------------------------------
                         MANAGEMENT OF THE MASTER FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER TO EACH MASTER FUND


CRMC, an experienced investment management organization founded in 1931, serves as investment adviser to each Master Fund and to other mutual funds, including those in The American Funds Group. CRMC, a wholly owned subsidiary of The Capital Group Companies, Inc., is principally located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. CRMC manages the investment portfolio and business affairs of each Master Fund. As of December 31, 2005, CRMC managed more than $750 billion in assets.

--------------------------------------------------------------------------------
                   MANAGEMENT OF THE MASTER FUNDS (CONTINUED)
--------------------------------------------------------------------------------

The total annual management fee paid by each Master Fund, as a percentage of average daily net assets, for the fiscal year ended December 31, 2005 is as follows:


     Growth Fund                                 0.53%
     International Fund                          0.47%
     Growth-Income Fund                          0.25%


SUB-ADVISER TO EACH MASTER FUND


CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. All investment decisions are made within the parameters established by the funds' objective(s) and the policies and oversight of CRMC.


The primary portfolio managers for the Growth Fund are listed below.


                                                                                        PORTFOLIO        APPROXIMATE YEARS OF
                                                            YEARS OF EXPERIENCE        COUNSELOR'S         EXPERIENCE AS AN
                                                           AS PORTFOLIO COUNSELOR      ROLE IN THE      INVESTMENT PROFESSIONAL
                                                               (AND RESEARCH            MANAGEMENT    ---------------------------
    PORTFOLIO COUNSELOR            PRIMARY TITLE         PROFESSIONAL, IF APPLICABLE      OF THE      WITH CRMC OR
(FUND TITLE, IF APPLICABLE)   WITH CRMC (OR AFFILIATE)         (APPROXIMATE))           MASTER FUND    AFFILIATES     TOTAL YEARS
---------------------------   ------------------------   ---------------------------   ------------   ------------   ------------
Donnalisa Barnum              Senior Vice President,     3 years                       An equity           20              25
                              Capital Research Company                                 portfolio
                                                                                       counselor

Gordon Crawford               Senior Vice President      12 years (plus 5 years        An equity           35              35
                              and Director, Capital      prior experience as a         portfolio
                              Research and               research professional         counselor
                              Management Company         for the Master Fund)

J. Blair Frank                Vice President, Capital    6 years (plus 3 years         An equity           12              13
                              Research Company           prior experience as a         portfolio
                                                         research professional         counselor
                                                         for the Master Fund)

Ronald B. Morrow              Senior Vice President,     3 years (plus 5 years         An equity            9              38
                              Capital Research           prior experience as a         portfolio
                              Company                    research professional         counselor
                                                         for the Master Fund

Michael T. Kerr               Vice President, Capital    1 year                        An equity           21              23
                              Research and                                             portfolio
                              Management Company                                       counselor

--------------------------------------------------------------------------------
                   MANAGEMENT OF THE MASTER FUNDS (CONTINUED)
--------------------------------------------------------------------------------

The primary portfolio managers for the International Fund are listed below.


                                                                                        PORTFOLIO        APPROXIMATE YEARS OF
                                                           YEARS OF EXPERIENCE AS      COUNSELOR'S         EXPERIENCE AS AN
                                                             PORTFOLIO COUNSELOR       ROLE IN THE      INVESTMENT PROFESSIONAL
                                                                (AND RESEARCH           MANAGEMENT    ---------------------------
    PORTFOLIO COUNSELOR            PRIMARY TITLE         PROFESSIONAL, IF APPLICABLE      OF THE      WITH CRMC OR
(FUND TITLE, IF APPLICABLE)   WITH CRMC (OR AFFILIATE)         (APPROXIMATE))           MASTER FUND    AFFILIATES     TOTAL YEARS
---------------------------   ------------------------   ---------------------------   ------------   ------------   ------------
Robert W. Lovelace            Chairman, Capital          12 years                      A non-U.S.          21              21
(Vice President)              Research Company                                         equity
                                                                                       portfolio
                                                                                       counselor

Alwyn Heong                   Senior Vice President,     10 years                      A non-U.S.          14              18
                              Capital Research                                         equity
                              Company                                                  portfolio
                                                                                       counselor

Sung Lee                      Executive Vice             Less than 1 year              An equity           12              12
                              President and Director,                                  portfolio
                              Capital Research                                         counselor
                              Company


The primary portfolio managers for the Growth-Income Fund are listed below.


                                                                                        PORTFOLIO        APPROXIMATE YEARS OF
                                                           YEARS OF EXPERIENCE AS      COUNSELOR'S         EXPERIENCE AS AN
                                                             PORTFOLIO COUNSELOR       ROLE IN THE      INVESTMENT PROFESSIONAL
                                                                (AND RESEARCH           MANAGEMENT    ---------------------------
    PORTFOLIO COUNSELOR            PRIMARY TITLE         PROFESSIONAL, IF APPLICABLE      OF THE      WITH CRMC OR
(FUND TITLE, IF APPLICABLE)   WITH CRMC (OR AFFILIATE)         (APPROXIMATE))           MASTER FUND    AFFILIATES     TOTAL YEARS
---------------------------   ------------------------   ---------------------------   ------------   ------------   ------------
James K. Dunton,              Senior Vice President      22 years (since the           An equity           44              44
(Vice Chairman of the         and Director, Capital      Master Fund began             portfolio
Board)                        Research and               operations)                   counselor
                              Management Company

Donald D. O'Neal              Senior Vice President,     15 years (plus 4 years        An equity           21              21
(President and                Capital Research and       prior experience as a         portfolio
Trustee)                      Management Company         research professional         counselor
                                                         for the Master Fund)

Claudia P. Huntington         Senior Vice President,     12 years (plus 5 years        An equity           31              33
(Vice President)              Capital Research and       prior experience as a         portfolio
                              Management Company         research professional         counselor
                                                         for the Master Fund)

Robert G. O'Donnell           Senior Vice President      16 years (plus 1 year         An equity           31              34
                              and Director, Capital      prior experience as a         portfolio
                              Research and               research professional         counselor
                              Management Company         for the Master Fund)

C. Ross Sappenfield           Vice President, Capital    7 years                       An equity           14              14
                              Research Company                                         portfolio
                                                                                       counselor

--------------------------------------------------------------------------------
                   MANAGEMENT OF THE MASTER FUNDS (CONTINUED)
--------------------------------------------------------------------------------

The Master Funds' SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Master Funds.

PERFORMANCE OF MASTER FUNDS

The table presents total annualized returns of each Master Fund for the periods shown below through December 31, 2005, adjusted to reflect current expenses of each Portfolio. The information below does not present the actual performance of the Portfolios. Rather, the table presents the historical performance of the Master Funds, adjusted for the expenses of the Portfolios, as if the Portfolios had invested in the Master Funds for the periods presented. Performance information does not reflect the expenses of any Variable Contract, and performance would be lower if it did.


                                    1 YEAR(1)    5 YEAR(1)   10 YEARS(1)(2)
---------------------------------------------------------------------------
     Growth Fund                      16.19%       2.03%         13.68%
     International Fund               21.50%       5.93%         16.93%
     Growth-Income Fund                5.83%       5.31%         10.56%



(1) Performance is net of expenses of the Master Fund plus additional expenses of the Portfolios. These additional expenses, expressed as a ratio of expenses to average daily net assets, for the Portfolios are 0.50% for 12b-1 fees and .03% for other expenses, for a total of 0.53% for each of the Portfolios.


(2) Both the Growth Fund and Growth-Income Fund commenced operations as of February 8, 1984; the International Fund commenced operations as of May 1, 1990.

ADVISORY FEE

Under the master/feeder structure, each Master Fund pays CRMC a management fee based on the average daily net assets of the Master Fund. As shareholders of the Master Funds, the Portfolios indirectly pay a portion of the master-level management fee. Under the master/feeder structure, each Portfolio may withdraw its investment in its Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Portfolio in another pooled investment entity, asking ING Investments to manage either directly or with a sub-adviser under the investment management agreement between the Trust and ING Investments or taking other appropriate action.

--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The Portfolios distribute their net investment income, if any, on its outstanding shares at least once annually. Each Portfolio can make distributions at other times if it chooses to do so. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share NAV by the per share amount paid.


Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code") including requirements with respect to diversification of assets, distribution of income and sources of income. As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio intends to comply with the diversification requirements of
Section 817(h) of the Code and the Underlying Regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a portfolio to the insurance company's separate accounts.

Since the only shareholders of the Portfolios will be separate accounts, no discussion is included in this Prospectus as to the tax aspects at the shareholder level. The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.


THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to held you understand each of the Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions but does not include charges and expenses attributable to any insurance products and would be lower if they did). For the years ended December 31, 2005 and 2004 and for the period ended 2003, the financial information has been derived from the Portfolios' financial statements which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.


ING AMERICAN FUNDS GROWTH PORTFOLIO


                                                  YEAR ENDED DECEMBER 31,     SEPTEMBER 2, 2003(1)
                                                ---------------------------           TO
                                                    2005           2004        DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $        50.88          45.47                  42.35
 Income (loss) from investment operations:
 Net investment income (loss)                 $         0.12          (0.09)                  0.01
 Net realized and unrealized gain on
 investments                                  $         7.82           5.50                   3.11
 Total from investment operations             $         7.94           5.41                   3.12
 Less distributions from:
 Net investment income                        $           --           0.00*                    --
 Net realized gain from investments           $         0.01           0.00*                    --
 Total distributions                          $         0.01           0.00*                    --
 Net asset value, end of period               $        58.81          50.88                  45.47
 TOTAL RETURN(2):                             %        15.61          11.91                   7.37
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            $    1,550,350        854,657                130,333
 Ratio to average net assets:
 Expenses excluding expenses of the
 Master Fund(3)                               %         0.52           0.53                   0.53
 Net investment income (loss)(3)              %         0.27          (0.27)                  0.09
 Portfolio turnover rate(4)                   %            1              3                      0*


(1)  Commencement of operations.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the Master Fund.
* Amount is less than .01% or $0.01. In the case of the portfolio turnover, amount is less than 1%.



                                                                              SEPTEMBER 2,
                                                 YEAR ENDED     YEAR ENDED     2003(1) TO
                                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                    2005           2004           2003
------------------------------------------------------------------------------------------
 Expenses including net expenses of
 the Master Fund(3)                           %         1.09           1.14           1.17
 Expenses including gross expenses of
 the Master Fund(3)                           %         1.12           1.14           1.17
 Portfolio turnover rate of the
 Master Fund                                  %           29             30             34

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO


                                                  YEAR ENDED DECEMBER 31,     SEPTEMBER 2, 2003(1)
                                                ---------------------------           TO
                                                    2005          2004(2)      DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $        16.03          13.53                  11.78
 Income from investment operations:
 Net investment income (loss)                 $         0.23*          0.22*                  0.12
 Net realized and unrealized gain on
 investments                                  $         3.10           2.30                   1.63
 Total from investment operations             $         3.33           2.52                   1.75
 Less distributions from:
 Net investment income                        $         0.09           0.02                     --
 Net realized gains from investments          $         0.03           0.00**                   --
 Total distributions                          $         0.12           0.02                     --
 Net asset value, end of period               $        19.24          16.03                  13.53
 TOTAL RETURN(2):                             %        20.92          18.64                  14.86
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            $      718,768        326,471                 44,814
 Ratio to average net assets:
 Expenses excluding expenses of the
 Master Fund(3)                               %         0.52           0.53                   0.53
 Net investment income(3)                     %         1.33           1.54                   6.96
 Portfolio turnover rate(4)                   %            2              5                      2


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the Master Fund.
* Per share data calculated using average number of shares outstanding throughout the period.
** Amount is less than .01% or $0.01. In the case of the portfolio turnover, amount is less than 1%.



                                                                              SEPTEMBER 2,
                                                 YEAR ENDED     YEAR ENDED     2003(1) TO
                                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                    2005           2004           2003
------------------------------------------------------------------------------------------
 Expenses including net expenses of
 the Master Fund(3)                           %         1.29           1.36           1.41
 Expenses including gross expenses of
 the Master Fund(3)                           %         1.34           1.37           1.41
 Portfolio turnover rate of the
 Master Fund                                  %           40             37             41


ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO


                                                  YEAR ENDED DECEMBER 31,     SEPTEMBER 2, 2003(1)
                                                ---------------------------           TO
                                                    2005          2004(2)      DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $        36.93          33.67                  30.83
 Income from investment operations:
 Net investment income                        $         0.38*          0.29*                  0.20
 Net realized and unrealized gain on
 investments                                  $         1.57           3.01                   2.64
 Total from investment operations             $         1.95           3.30                   2.84
 Less distributions from:
 Net investment income                        $         0.13           0.04                     --
 Net realized gains from investments          $         0.03           0.00**                   --
 Total distributions                          $         0.16           0.04                     --
 Net asset value, end of period               $        38.72          36.93                  33.67
 TOTAL RETURN(2):                             %         5.29           9.79                   9.21
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            $    1,063,647        660,757                 97,992
 Ratio to average net assets:
 Expenses excluding expenses of the
 Master Fund(3)                               %         0.52           0.53                   0.53
 Net investment income(3)                     %         1.00           0.84                   4.41
 Portfolio turnover rate(4)                   %            1              2                      0**


(1)  Commencement of operations.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the Master Fund.
* Per share data calculated using average number of shares outstanding throughout the period.
** Amount is less than .01% or $0.01. In the case of the portfolio turnover, amount is less than 1%.



                                                                              SEPTEMBER 2,
                                                 YEAR ENDED     YEAR ENDED     2003(1) TO
                                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                    2005           2004           2003
------------------------------------------------------------------------------------------
 Expenses including net expenses of
 the Master Fund(3)                           %        1.04           1.08           1.12
 Expenses including gross expenses of
 the Master Fund(3)                           %        1.06           1.08           1.12
 Portfolio turnover rate of the
 Master Fund                                  %          20             21             21

                      (This page intentionally left blank.)

TO OBTAIN
MORE INFORMATION


A Statement of Additional Information, dated April 28, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investments will be available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write to the Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, call (800) 366-0066 or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F. Street, NE Washington, D.C. 20549-0102.

[ING LOGO]

                                                          SEC File No. 811-05629


04/28/06

ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2006

ADVISER CLASS

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN THE ING LIFESTYLE PORTFOLIOS LISTED BELOW (EACH A "PORTFOLIO" AND COLLECTIVELY, THE "LIFESTYLE PORTFOLIOS"). EACH PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS") AND USES ASSET ALLOCATION STRATEGIES TO DETERMINE HOW MUCH TO INVEST IN THE UNDERLYING FUNDS.

CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING LIFESTYLE MODERATE PORTFOLIO
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
ING LIFESTYLE GROWTH PORTFOLIO
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO

NOT ALL LIFESTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE ADVISER CLASS SHARES OF THE LIFESTYLE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT:
IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE LIFESTYLE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE LIFESTYLE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                   PAGE
INTRODUCTION
  ING Investors Trust                                                 2
  An Introduction to the Lifestyle Portfolios                         2
  Classes of Shares                                                   2
  An Introduction to the Asset Allocation Process                     2

DESCRIPTION OF THE PORTFOLIOS
  Portfolios at a Glance                                              4
  ING LifeStyle Moderate Portfolio                                    5
  ING LifeStyle Moderate Growth Portfolio                             8
  ING LifeStyle Growth Portfolio                                     11
  ING LifeStyle Aggressive Growth Portfolio                          14

PORTFOLIO FEES AND EXPENSES                                          17
MORE INFORMATION ON INVESTMENT STRATEGIES
  More on the Asset Allocation Process                               21
  Investment Objectives, Main Investments
    and Risks of the Underlying Funds                                21

DESCRIPTION OF THE INVESTMENT ADVISER,
  SUB-ADVISER, INVESTMENT OBJECTIVES,
  MAIN INVESTMENTS AND RISKS OF THE
  UNDERLYING FUNDS                                                   22

MORE INFORMATION ON RISKS
  Asset Allocation is no Guarantee Against Loss                      43
  Performance of the Underlying Funds Will Vary                      43
  Temporary Defensive Positions                                      43
  Conflict of Interest                                               43
  Risk Associated with an Investment in the Underlying Funds         43

MANAGEMENT AND OTHER SERVICE PROVIDERS
  Management of the LifeStyle Portfolios                             51
  Asset Allocation Committee                                         52
  Information about Ibbotson Associates                              52
  Information about the ING Investment Management Co.                52
  Portfolio Distribution                                             53
  Shareholder Service and Distribution Plan                          53
  How ING Groep Compensates Entities Offering
    Our Portfolios as Investment Options in
    Their Insurance Products                                         53

INFORMATION FOR INVESTORS                                            54
  Administrator                                                      54
  About Your Investment                                              54
    Rule 12b-1 Distribution Fees
    Service Fees
  Interests of the Holders of Variable Contracts
    and Qualified Plans                                              54
  Net Asset Value                                                    54
  Pricing of Portfolio Shares                                        55
  Purchase and Redemption of Shares                                  55
  Frequent Trading - Market Timing                                   56
  Portfolio Holdings Disclosure Policy                               56
  Additional Information About the
    LifeStyle Portfolios                                             57
  Percentage and Rating Limitation                                   57
  A Word About Portfolio Diversity                                   57
  Taxes and Distributions                                            57
  Reports to Shareholders                                            57
  Financial Highlights                                               58

WHERE TO GO TO OBTAIN MORE INFORMATION                        Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE LIFESTYLE PORTFOLIOS

The LifeStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.


The LifeStyle Portfolios invest primarily in a universe of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 43 of this Prospectus.


Shares of the LifeStyle Portfolios are offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") as well as certain other types of investors.

This Prospectus explains the investment objective, principal investment strategies and risks of each of the LifeStyle Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the ADV shares are offered by this Prospectus.

AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS


ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio. ING Investments is a wholly-owned indirect subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The LifeStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, Inc., ING Life Insurance and Annuity Company and ING Investments, each of which is an indirect subsidiary of ING Groep. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.

ING Investments uses an asset allocation process to determine each Portfolio's investment mix. This asset allocation process can be described in two stages:

     1. In the first stage, the mix of asset classes, I.E. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the LifeStyle Portfolios is called the Asset Allocation Model.

     2. In the second stage, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to

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                            INTRODUCTION (CONTINUED)
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          the Asset Allocation Model and incremental return. For each Portfolio, the combination of Underlying Funds that seems to provide the most favorable trade-off between closeness of fit and incremental return is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in any Portfolio does not seem inconsistent with the combination in any other Underlying Fund. The final combinations of Underlying Funds arrived at for the Portfolios are called the target allocations.

The LifeStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will take place at least monthly. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. Quarterly, each Portfolio's target allocation strategy will be re-evaluated, and each Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.


CONSULTANTS

The LifeStyle Portfolios also have consultants, (each a "Consultant" and collectively the "Consultants") to assist in the asset allocation process.

Ibbotson Associates, has been engaged to act as a consultant to ING Investments. Ibbotson Associates, an asset allocation consulting firm, will perform asset allocation analyses and other related work. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. ING Investments has accordingly established an Asset Allocation Committee to review Ibbotson Associates' analyses and determine the asset allocation for each Portfolio.

ING Investment Management Co. ("ING IM") has also been engaged to act as a consultant to ING Investments. ING IM will perform tactical asset allocation analysis for ING Investments. Both ING IM and ING Investments are wholly-owned indirect subsidiaries of ING Groep. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. The Asset Allocation Committee will review ING IM's analyses and determine the asset allocation for each Portfolio.

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                          DESCRIPTION OF THE PORTFOLIOS
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LIFESTYLE PORTFOLIOS AT A GLANCE

The following table summarizes the investment objective, main investments, asset allocation targets and main risks of each Portfolio, and is intended to help you make comparisons among the LifeStyle Portfolios. As with all mutual funds, there can be no assurance that the LifeStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 5.


                                                             ING LIFESTYLE                                       ING LIFESTYLE
                                  ING LIFESTYLE             MODERATE GROWTH            ING LIFESTYLE          AGGRESSIVE GROWTH
                                MODERATE PORTFOLIO            PORTFOLIO               GROWTH PORTFOLIO            PORTFOLIO
ADVISER                     ING Investments, LLC       ING Investments, LLC      ING Investments, LLC      ING Investments, LLC


INVESTMENT PROFILE          Your focus is on keeping   You want the opportunity  You seek an investment    You are an aggressive
                            pace with inflation.       for long-term moderate    geared for growth and can investor and are
                            Income and capital         growth.                   tolerate short-term       willing to accept above
                            appreciation desired.                                market-swings.            average risk.

  SHORTER INVESTMENT HORIZON    < ---------------------------------------------------------------- >    LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE        Growth of capital and      Growth of capital and a   Growth of capital and     Growth of capital.
                            current income.            low to moderate level of  some current income.
                                                       current income.

MAIN INVESTMENTS            A combination of           A combination of          A combination of          A combination of
                            Underlying Funds           Underlying Funds          Underlying Funds          Underlying Funds
                            according to a fixed       according to a fixed      according to a fixed      according to a fixed
                            formula that over time     formula that over time    formula that over time    formula that over time
                            should reflect an          should reflect an         should reflect an         should reflect an
                            allocation of              allocation of             allocation of             allocation of
                            approximately 50% in       approximately 65% in      approximately 80% in      approximately 100% in
                            equity securities and 50%  equity securities and 35% equity securities and 20% equity securities.
                            in fixed income            in fixed income           in fixed income
                            securities.                securities.               securities.

                                                             ING LIFESTYLE                                      ING LIFESTYLE
                                  ING LIFESTYLE             MODERATE GROWTH            ING LIFESTYLE          AGGRESSIVE GROWTH
                                MODERATE PORTFOLIO            PORTFOLIO               GROWTH PORTFOLIO            PORTFOLIO

UNDERLYING ASSET ALLOCATION U.S. Large-Capitalization  U.S. Large-Capitalization U.S. Large-Capitalization U.S. Large-Capitalization
TARGETS (AS OF APRIL 28,    Growth Stocks          8%  Growth Stocks         11% Growth Stocks         12% Growth Stocks         16%
2006)(1)                    U.S. Large-Capitalization  U.S. Large-Capitalization U.S. Large-Capitalization U.S. Large-Capitalization
                            Value Stocks          14%  Value Stocks          15% Value Stocks          16% Value Stocks          22%
                            U.S. Mid-Capitalization    U.S. Mid-Capitalization   U.S. Mid-Capitalization   U.S. Mid-Capitalization
                            Stocks                 5%  Stocks                 6% Stocks                11% Stocks                11%
                            U.S. Small-Capitalization  U.S. Small-Capitalization U.S. Small-Capitalization U.S. Small-Capitalization
                            Stocks                 4%  Stocks                 6% Stocks                10% Stocks                11%
                            Non-U.S./International     Non-U.S./International    Non-U.S./International    Non-U.S./International
                            Stocks                14%  Stocks                18% Stocks                20% Stocks                27%
                            Emerging Markets           Emerging Markets          Emerging Markets          Emerging Markets
                            Stocks                 0%  Stocks                 5% Stocks                 3% Stocks                 4%
                            Real Estate Stocks         Real Estate Stocks        Real Estate Stocks        Real Estate Stocks
                            ("REITs")              5%  ("REITs")              7% ("REITs")              8% ("REITs")              9%
                            High Yield Bonds       5%  High Yield Bonds       2% High Yield Bonds       4% High Yield Bonds       0%
                            Bonds                 35%  Bonds                 30% Bonds                 16% Bonds                  0%
                            Cash                  10%  Cash                   0% Cash                   0% Cash                   0%

        LOWER RISK              < ---------------------------------------------------------------- >             HIGHER RISK

MAIN RISKS

THE LIFESTYLE               Credit Risk,               Credit Risk,              Credit Risk,              Credit Risk,
PORTFOLIOS ARE EXPOSED      Derivatives Risk,          Derivatives Risk,         Derivatives Risk,         Derivatives Risk,
TO THE SAME RISKS AS        Foreign Investment         Foreign Investment        Foreign Investment        Foreign Investment
THE UNDERLYING FUNDS IN     Risk, Inflation Risk,      Risk, Inflation Risk,     Risk, Inflation Risk,     Risk, Interest Rate
DIRECT PROPORTION TO        Mortgage-Related           Interest Rate Risk,       Interest Rate Risk,       Risk, Investment Risk,
THE ALLOCATION OF           Securities Risk, Price     Mortgage-Related          Mortgage-Related          Mortgage-Related
ASSETS AMONG UNDERLYING     Volatility Risk, and       Securities Risk, Price    Securities Risk, Price    Securities Risk, Price
FUNDS. AN INVESTOR MAY      Real Estate Investment     Volatility Risk, and      Volatility Risk, and      Volatility and Real
LOSE MONEY IN EACH          Trusts Risk.               Real Estate Investment    Real Estate Investment    Estate Investment
PORTFOLIO.                                             Trusts Risk.              Trusts Risk.              Trusts Risk.


(1) Although the LifeStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE MODERATE PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities and cash.


The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                 U.S. Large-Capitalization
                 Growth Stocks                             8%
                 U.S. Large-Capitalization
                 Value Stocks                             14%
                 U.S. Mid-Capitalization
                 Stocks                                    5%
                 U.S. Small-Capitalization
                 Stocks                                    4%
                 Non-U.S./International Stocks            14%
                 Emerging Markets Stocks                   0%
                 Real Estate Stocks ("REITs")              5%
                 High Yield Bonds                          5%
                 Bonds                                    35%
                 Cash                                     10%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                        MORTGAGE-RELATED SECURITIES RISK

                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK


There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 43 and "Risks Associated with an Investment in the Underlying Funds" on page 43 in this Prospectus.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because the ADV Class shares had not commenced operations as of December 31, 2005 the bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Class S performance for the first full calendar year of operations. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005      4.99


                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


           Best:   3rd Quarter 2005:   2.94%
           Worst:  1st Quarter 2005:  (1.64)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service Class shares' performance to those of five broad measures of market performance - the Russell 3000(R) Index, the Lehman Brothers Aggregate Bond ("LBAB") Index, a composite index consisting of 50% Russell 3000(R) Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index, the ING LifeStyle Moderate Composite Index and the Standard & Poors ("S&P") 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. The Citigroup 3-Month T-Bill Index (formerly the Salomon Index) is an unmanaged index of three-month Treasury bills. The ING LifeStyle Moderate Composite Index is comprised of 25% S&P 500 Index, 5% S&P SmallCap 600 Index, 5% S&P MidCap 400 Index, 15% Morgan Stanley Capital International All Countries Ex U.S. Index, 35% Lehman Brothers Aggregate Bond Index, 5% Lehman Brothers High Yield Bond Index and 10% Citigroup 3 month Treasure Bill Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 3000(R) Index, the LBAB Index and the 50% Russell 3000(R) Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index are intended to be the comparative indices for the Portfolio as ING Investments believes they are more representative of the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                              5 YEARS
                                                             (OR LIFE
                                                     1 YEAR  OF CLASS)  10 YEARS
     CLASS S RETURN (ADJUSTED)                        4.99%   8.21%(1)    N/A
     Russell 3000(R) Index                            6.12%  10.81%(2)    N/A
     LBAB Index                                       2.43%   4.08%(2)    N/A
     50% Russell 3000 (R)Index/40%
       LBAB Index/10% Citigrooup
       3-Month T-Bill Index                           5.23%   9.04%(2)    N/A
     ING LifeStyle Moderate
     Composite Index                                  6.33%  10.02%(2)    N/A
     S&P 500(R) Index                                 4.91%   9.44%(2)    N/A



(1) Service Class shares commenced operations on May 3, 2004. Service Class shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Service Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Service Class and ADV Class shares have different expenses.

(2)  The Index returns are for the period beginning May 1, 2004.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE MODERATE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


              U.S. Large-Capitalization
              Growth Stocks                               11%
              U.S. Large-Capitalization
              Value Stocks                                15%
              U.S. Mid-Capitalization
              Stocks                                       6%
              U.S. Small-Capitalization
              Stocks                                       6%
              Non-U.S./International Stocks               18%
              Emerging Markets Stocks                      2%
              Real Estate Stocks ("REITs")                 7%
              High Yield Bonds                             5%
              Bonds                                       30%
              Cash                                         0%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                               INTEREST RATE RISK

                        MORTGAGE-RELATED SECURITIES RISK

                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK


There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 43 and "Risks Associated with an Investment in the Underlying Funds" on page 43 in this Prospectus.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because the ADV Class shares had not commenced operations as of December 31, 2005 the bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Class S performance for the first full calendar year of operations. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005    5.44

                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


            Best:  3rd Quarter 2005:  3.99%
            Worst: 4th Quarter 2005: (2.44)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service Class shares' performance to those of five broad measures of market performance - the Russell 3000(R) Index, the Lehman Brothers Aggregate Bond ("LBAB") Index, a composite index consisting of 60% Russell 3000(R) Index/40% LBAB Index, the ING LifeStyle Moderate Growth Composite Index and the Standard & Poors ("S&P") 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. The ING LifeStyle Moderate Growth Composite Index is comprised of 30% S&P 500 Index, 5% S&P SmallCap 600 Index, 10% S&P MidCap 400 Index, 20% Morgan Stanley Capital International All Countries Ex U.S. Index, 30% Lehman Brothers Aggregate Bond Index, and 5% Lehman Brothers High Yield Bond Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 3000(R) Index, the LBAB Index and the 60% Russell 3000(R) Index/40% LBAB Index are intended to be the comparative indices for the Portfolio as ING Investments believes they are more representative of the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                              5 YEARS
                                                             (OR LIFE
                                                     1 YEAR  OF CLASS)  10 YEARS
          CLASS S RETURN (ADJUSTED)                   5.44%   9.46%(1)    N/A
          Russell 3000(R) Index                       6.12%  10.81%(2)    N/A
          LBAB Index                                  2.43%   4.08%(2)    N/A
          60% Russell 3000(R) Index/40%
            LBAB Index                                5.40%   9.45%(2)    N/A
          ING LifeStyle Moderate Growth
            Composite Index                           7.44%  11.50%(2)    N/A
          S&P 500(R) Index                            4.91%   9.44%(2)    N/A



(1) Service Class shares commenced operations on May 3, 2004. Service Class shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Service Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Service Class and ADV Class shares have different expenses.

(2)  The Index returns are for the period beginning May 1, 2004.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


            U.S. Large-Capitalization
            Growth Stocks                            12%
            U.S. Large-Capitalization
            Value Stocks                             16%
            U.S. Mid-Capitalization
            Stocks                                   11%
            U.S. Small-Capitalization
            Stocks                                   10%
            Non-U.S./International Stocks            20%
            Emerging Markets Stocks                   3%
            Real Estate Stocks ("REITs")              8%
            High Yield Bonds                          4%
            Bonds                                    16%
            Cash                                      0%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                               INTEREST RATE RISK

                        MORTGAGE-RELATED SECURITIES RISK

                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK


There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 43 and "Risks Associated with an Investment in the Underlying Funds" on page 43 in this Prospectus.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because the ADV Class shares had not commenced operations as of December 31, 2005 the bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Class S performance for the first full calendar year of operations. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                         YEAR BY YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005    6.45

                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


          Best:  3rd Quarter 2005:    5.36%
          Worst: 1st Quarter 2005:   (3.11)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service Class shares' performance to those of five broad measures of market performance - the Russell 3000(R) Index, the Lehman Brothers Aggregate Bond ("LBAB") Index, a composite index consisting of 80% Russell 3000(R) Index/20% LBAB Index, the ING LifeStyle Growth Composite Index and the Standard & Poors ("S&P") 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. The ING LifeStyle Growth Composite Index is comprised of 35% S&P 500 Index, 10% S&P SmallCap 600 Index, 10% S&P MidCap 400 Index, 25% Morgan Stanley Capital International All Countries Ex U.S. Index, 15% Lehman Brothers Aggregate Bond Index, and 5% Lehman Brothers High Yield Bond Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 3000(R) Index, the LBAB Index and the 80% Russell 3000(R) Index/20% LBAB Index are intended to be the comparative indices for the Portfolio as ING Investments believes they are more representative of the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                              5 YEARS
                                                             (OR LIFE
                                                     1 YEAR  OF CLASS)  10 YEARS
          CLASS S RETURN (ADJUSTED)                   6.45%  10.83%(1)    N/A
          Russell 3000(R) Index                       6.12%  10.81%(2)    N/A
            LBAB Index                                2.43%   4.08%(2)    N/A
          80% Russell 3000(R) Index/20%
            LBAB Index                                5.81%  10.23%(2)    N/A
          ING LifeStyle Growth
            Composite Index                           8.00%  12.64%(2)    N/A
          S&P 500(R) Index                            4.91%   9.44%(2)    N/A



(1) Service Class shares commenced operations on May 3, 2004. Service Class shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Service Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Service Class and ADV Class shares have different expenses.

(2)  The Index returns are for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                U.S. Large-Capitalization
                Growth Stocks                         16%
                U.S. Large-Capitalization
                Value Stocks                          22%
                U.S. Mid-Capitalization
                Stocks                                11%
                U.S. Small-Capitalization
                Stocks                                11%
                Non-U.S./International Stocks         27%
                Emerging Markets Stocks                4%
                Real Estate Stocks ("REITs")           9%
                High Yield Bonds                       0%
                Bonds                                  0%
                Cash                                   0%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                  MORTGAGE RISK
                              PRICE VOLATILITY RISK
                        REAL ESTATE INVESTMENT TRUST RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 13, "More Information on Risks" on page 28 and "Risks Associated with an Investment in the Underlying Funds" on page 28 in this Prospectus.

HOW THE PORTFOLIO HAS PERFORMED


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because the ADV Class shares had not commenced operations as of December 31, 2005 the bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Class S performance for the first full calendar year of operations. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


[CHART]

                          YEAR BY YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005    7.41

                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


             Best:  3rd Quarter 2005:     6.76%
             Worst: 1st Quarter 2005:    (3.69)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service Class shares' performance to those of three broad measures of market performance - the Russell 3000(R) Index, the ING LifeStyle Aggressive Growth Composite Index and the Standard & Poors ("S&P") 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The ING LifeStyle Aggressive Growth Composite Index is comprised of 45% S&P 500 Index, 10% S&P SmallCap 600 Index, 15% S&P MidCap 400 Index, and 30% Morgan Stanley Capital International All Countries Ex U.S. Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 3000(R) Index is intended to be the comparative index for the Portfolio as ING Investments believes it is more representative of the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices. Class S shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                              5 YEARS
                                                             (OR LIFE
                                                     1 YEAR  OF CLASS)  10 YEARS
          CLASS S RETURN (ADJUSTED)                   7.41%  12.22%(1)    N/A
          Russell 3000(R) Index                       6.12%  10.81%(2)    N/A
          ING LifeStyle Aggressive Growth
          Composite Index                             8.91%  13.78%(2)    N/A
          S&P 500(R) Index                            4.91%   9.44%(2)    N/A



(1) Service Class shares commenced operations on May 3, 2004. Service Class shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Service Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Service Class and ADV Class shares have different expenses.

(2)  The Index returns are for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables that follow show the fees and expenses you pay if you buy and hold ADV shares of a Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the LifeStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the LifeStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The LifeStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the LifeStyle Portfolios.

                                   ADV SHARES
                        DIRECT ANNUAL OPERATING EXPENSES
                   (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                            DISTRIBUTION                              TOTAL          WAIVERS,         TOTAL NET
                               MANAGEMENT     (12b-1)      SHAREHOLDER    OTHER     OPERATING     REIMBURSEMENTS      OPERATING
          PORTFOLIO               FEE          FEE(2)      SERVICE FEE   EXPENSES    EXPENSES   AND RECOUPMENTS(3)     EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate            0.14%        0.50%          0.25%        0.03%       0.92%          (0.18)%            0.74%
ING LifeStyle Moderate Growth     0.14%        0.50%          0.25%        0.03%       0.92%          (0.18)%            0.74%
ING LifeStyle Growth              0.14%        0.50%          0.25%        0.03%       0.92%          (0.18)%            0.74%
ING LifeStyle Aggressive          0.14%        0.50%          0.25%        0.03%       0.92%          (0.18)%            0.74%



(1) This table shows the estimated operating expenses for ADV shares of each LifeStyle Portfolio as a ratio of expenses to average daily net assets. Because the ADV shares for each LifeStyle Portfolio had not commenced operations as of December 31, 2005, expenses are based on the Portfolios' actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the adviser to each Portfolio, has agreed for each Portfolio.


(2) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution (12b-1) fee for Service 2 shares of the Portfolios, so that the actual distribution fee paid by a LifeStyle Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

(3) ING Investments, the investment adviser to each LifeStyle Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each LifeStyle Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." This amount also includes the 0.15% distribution (12b-1) fee waiver footnote (2) explains in more detail. The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:


                                                            TOTAL ANNUAL    FEE WAIVER/
                                                              OPERATING    RECOUPMENT BY    NET OPERATING
                UNDERLYING FUNDS                              EXPENSES        ADVISER         EXPENSES
---------------------------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth Portfolio(1)               0.78%             -             0.78%
ING American Century Large Company Value Portfolio              1.00%             -             1.00%
ING American Century Select Portfolio                           0.66%             -             0.66%
ING Baron Asset Portfolio(1)                                    1.16%         (0.11)%           1.05%
ING Capital Guardian Small/Mid Cap Portfolio(2)                 0.66%             -             0.66%
ING Capital Guardian U.S. Equities Portfolio(2)                 0.75%             -             0.75%
ING Columbia Small Cap Value II Portfolio(2)                    0.95%             -             0.95%
ING Davis Venture Value Portfolio                               0.90%             -             0.90%
ING Disciplined Small Cap Value Portfolio(2)                    0.75%             -             0.75%
ING Eagle Asset Capital Appreciation Portfolio(2)               0.66%             -             0.66%
ING Evergreen Omega Portfolio(1)                                0.60%             -             0.60%
ING FMR(SM) Diversified Mid Cap Portfolio(2)                    0.66%             -             0.66%
ING FMR(SM) Earnings Growth Portfolio(1)                        0.73%         (0.05)%           0.68%
ING Franklin Income Portfolio(2)                                0.85%         (0.11)%           0.74%
ING Fundamental Research Portfolio                              0.80%             -             0.80%
ING Global Real Estate Portfolio(1)                             1.01%         (0.01)%           1.00%
ING International Portfolio(2)                                  1.01%             -             1.01%
ING Janus Contrarian Portfolio(2)                               0.80%             -             0.80%
ING JPMorgan Emerging Markets Equity Portfolio(1)               1.25%             -             1.25%
ING JPMorgan International Portfolio                            1.00%             -             1.00%
ING JPMorgan Mid Cap Value Portfolio                            1.00%             -             1.00%
ING JPMorgan Small Cap Equity Portfolio                         0.89%         (0.02)%           0.87%
ING JPMorgan Value Opportunities Portfolio(1)                   0.53%             -             0.53%
ING Julius Baer Foreign Portfolio                               0.92%             -             0.92%
ING Legg Mason Partners Aggressive Growth Portfolio             0.81%             -             0.81%
ING Legg Mason Partners All Cap Portfolio                       0.75%             -             0.75%
ING Legg Mason Value Portfolio                                  0.79%             -             0.79%
ING Liquid Assets Portfolio                                     0.29%             -             0.29%
ING Lord Abbett Affiliated Portfolio                            0.75%             -             0.75%
ING Lord Abbett U.S. Government Securities Portfolio(1)         0.71%             -             0.71%
ING Marsico Growth Portfolio                                    0.76%             -             0.76%
ING Marsico International Opportunities Portfolio(1)            0.77%         (0.09)%           0.68%
ING Mercury Large Cap Growth Portfolio(1)                       0.81%         (0.05)%           0.76%
ING Mercury Large Cap Value Portfolio                           0.82%         (0.04)%           0.78%
ING MFS Capital Opportunities Portfolio                         0.90%             -             0.90%
ING MFS Mid Cap Growth Portfolio                                0.64%         (0.01)%           0.63%
ING MFS Total Return Portfolio                                  0.64%             -             0.64%
ING Neuberger Berman Partners Portfolio(1)                      0.82%         (0.15)%           0.67%
ING Neuberger Berman Regency Portfolio(1)                       0.97%         (0.09)%           0.88%
ING OpCap Balanced Value Portfolio                              1.00%             -             1.00%
ING Oppenheimer Global Portfolio                                0.66%             -             0.66%

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


                                                            TOTAL ANNUAL    FEE WAIVER/
                                                              OPERATING    RECOUPMENT BY    NET OPERATING
                UNDERLYING FUNDS                              EXPENSES        ADVISER         EXPENSES
---------------------------------------------------------------------------------------------------------
ING Oppenheimer Main Street Portfolio(R)                        0.64%             -             0.64%
ING Oppenheimer Strategic Income Portfolio                      0.54%             -             0.54%
ING PIMCO Core Bond Portfolio(2)                                0.59%             -             0.59%
ING PIMCO High Yield Portfolio(1)                               0.50%             -             0.50%
ING Pioneer Fund Portfolio(1)                                   0.75%         (0.04)%           0.71%
ING Pioneer High Yield Portfolio(1)                             0.81%         (0.06)%           0.75%
ING Pioneer Mid Cap Value Portfolio(1)                          0.65%             -             0.65%
ING Templeton Foreign Equity Portfolio(1)                       1.03%         (0.05)%           0.98%
ING Templeton Global Growth Portfolio(2)                        0.94%             -             0.94%
ING T. Rowe Price Capital Appreciation Portfolio                0.65%             -             0.65%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio          0.66%             -             0.66%
ING T. Rowe Price Equity Income Portfolio                       0.65%             -             0.65%
ING T. Rowe Price Growth Equity Portfolio                       0.75%             -             0.75%
ING UBS U.S. Allocation Portfolio(2)                            0.75%         (0.02)%           0.73%
ING UBS U.S. Large Cap Equity Portfolio                         0.85%             -             0.85%
ING UBS U.S. Small Cap Growth Portfolio(2)                      1.11%         (0.11)%           1.00%
ING Van Kampen Comstock Portfolio                               0.83%             -             0.83%
ING Van Kampen Equity and Income Portfolio                      0.57%             -             0.57%
ING Van Kampen Equity Growth Portfolio                          0.68%         (0.02)%           0.66%
ING Van Kampen Global Franchise Portfolio(2)                    1.00%             -             1.00%
ING Van Kampen Growth and Income Portfolio(2)                   0.65%             -             0.65%
ING Van Kampen Real Estate Portfolio                            0.65%             -             0.65%
ING VP Balanced Portfolio                                       0.60%             -             0.60%
ING VP Growth and Income Portfolio                              0.59%             -             0.59%
ING VP Growth Portfolio                                         0.69%             -             0.69%
ING VP High Yield Bond Portfolio                                0.83%         (0.12)%           0.71%
ING VP Index Plus International Equity Portfolio(1)             0.79%         (0.24)%           0.55%
ING VP Index Plus LargeCap Portfolio                            0.45%             -             0.45%
ING VP Index Plus MidCap Portfolio                              0.49%             -             0.49%
ING VP Index Plus SmallCap Portfolio                            0.49%             -             0.49%
ING VP Intermediate Bond Portfolio                              0.49%             -             0.49%
ING VP International Equity Portfolio                           1.00%          0.14%            1.14%
ING VP MidCap Opportunities Portfolio                           0.97%         (0.07)%           0.90%
ING VP Real Estate Portfolio                                    0.96%          0.08%            1.04%
ING VP Small Company Portfolio                                  0.85%             -             0.85%
ING VP SmallCap Opportunities Portfolio                         0.96%         (0.06)%           0.90%
ING VP Value Opportunity Portfolio                              0.70%             -             0.70%
ING Wells Fargo Mid Cap Disciplined Portfolio(2)                0.66%             -             0.66%
ING Wells Fargo Small Cap Disciplined Portfolio(1)              0.98%         (0.11)%           0.87%



(1) As the Underlying Fund or the Class I shares of the Underlying Fund did not have a full calendar year of operations as of December 31, 2005, the expense ratios are estimated.

(2) As the Underlying Fund or the Class I shares of the Underlying Fund had not commenced operations as of the date of this Prospectus the expense ratios are estimated for the current fiscal year.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                                  NET EXPENSE RATIOS
                  (INCLUDING DIRECT AND INDIRECT OPERATING EXPENSES)

The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                                                                        WAIVERS,
                                                                     REIMBURSEMENTS     NET OPERATING
           PORTFOLIO                    TOTAL OPERATING EXPENSES    AND RECOUPMENTS        EXPENSES
------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate                          1.54%                   (0.19)%             1.35%
ING LifeStyle Moderate Growth                   1.60%                   (0.19)%             1.41%
ING LifeStyle Growth                            1.65%                   (0.19)%             1.46%
ING LifeStyle Aggressive Growth                 1.69%                   (0.19)%             1.50%


These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

EXAMPLE

The Example below is intended to help you compare the cost of investing in ADV shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ADV shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the ADV shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for each Portfolio for the one-year period and for the first year of the three-, five-, and ten-year periods. The Example does not reflect expenses of a Variable Contract that may use the Portfolios as its underlying investment medium. If such expenses were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.


          PORTFOLIO                 1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------
ING LifeStyle Moderate(1)           $  137  $   468  $   821  $  1,818
ING LifeStyle Moderate Growth(1)    $  144  $   486  $   853  $  1,884
ING LifeStyle Growth(1)             $  149  $   502  $   879  $  1,939
ING LifeStyle Aggressive Growth(1)  $  153  $   514  $   900  $  1,982



(1) The example numbers reflect the contractual expense limits for the one-year period and the first year of the three-, five- and ten-year periods.

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

MORE ON THE ASSET ALLOCATION PROCESS

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. ING Investments determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING Investments uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

   (i) the investment objective of each Portfolio and each of the Underlying Funds;

   (ii)   economic and market forecasts;

   (iii)  proprietary and third-party reports and analyses;

   (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

   (v)    the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the LifeStyle Portfolios and the Underlying Funds.


ING Investments intends to rebalance the LifeStyle Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING Investments monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING Investments may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.


INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the LifeStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the LifeStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page 43 for an expanded discussion of the risks listed below for a particular Underlying Fund.


You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

--------------------------------------------------------------------------------
   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
               MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------


     INVESTMENT ADVISER /
        SUB-ADVISER                 UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS         MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER:                         ING Alliance Bernstein Long-term growth of     Invests at least 80%    Convertible securities
Directed Services, Inc.          Mid Cap Growth         capital.                of assets in common     risk, debt securities
                                 Portfolio                                      stock of                risk, equity
                                                                                mid-capitalization      securities risk,
SUB-ADVISER:                                                                    companies (those that   derivatives risk,
Alliance Capital                                                                have a market           foreign investment
Management L.P.                                                                 capitalization within   risk, growth investing
                                                                                the range of companies  risk, manager risk,
                                                                                in the Russell          market and company
                                                                                Midcap(R) Growth        risk, market
                                                                                Index). May also        capitalization risk,
                                                                                invest in               mid-capitalization
                                                                                convertibles,           company risk,
                                                                                investment grade        portfolio turnover
                                                                                instruments, U.S.       risk, securities
                                                                                government securities   lending risk and U.S.
                                                                                and high quality,       government securities
                                                                                short-term obligations  and obligations risk.
                                                                                (including repurchase
                                                                                agreements, bankers'
                                                                                acceptances and
                                                                                domestic certificates
                                                                                of deposit), and
                                                                                foreign securities.
                                                                                May write
                                                                                exchange-traded calll
                                                                                options (upto 25%),
                                                                                make secured loans on
                                                                                portfolio securities
                                                                                (upto 25%) enter into
                                                                                repurchase agreements
                                                                                and enter into futures
                                                                                contracts on
                                                                                securities indices and
                                                                                options on such
                                                                                futures contracts.

INVESTMENT ADVISER:              ING American Century   Long-term capital       Invests at least 80%    Credit risk, currency
ING Life Insurance and           Large Company Value    growth. Income is a     of its assets in        risk, debt securities
Annuity Company                  Portfolio              secondary objective.    equity securities of    risk, derivatives
                                                                                large-capitalization    risk, foreign
SUB-ADVISER:                                                                    companies (those        investment risk,
American Century Investment                                                     companies with market   interest risk, market
Management, Inc.                                                                capitalizations         and company risk,
                                                                                similar to companies    portfolio turnover
                                                                                in the Russell 1000(R)  risk, and value
                                                                                Index). Equity          investing risk.
                                                                                securities include
                                                                                common stocks,
                                                                                preferred stocks and
                                                                                equity-equivalent
                                                                                securities, such as
                                                                                debt securities and
                                                                                preferred stock
                                                                                convertible into
                                                                                common stock, and
                                                                                stock or stock index
                                                                                future contracts. May
                                                                                also invest a portion
                                                                                of its assets in
                                                                                derivative
                                                                                instruments, foreign
                                                                                securities, debt
                                                                                securities of
                                                                                companies, and debt
                                                                                obligations of
                                                                                governments and their
                                                                                agencies or similar
                                                                                securities.

INVESTMENT ADVISER:              ING American Century   Long-term capital       Invests in stocks of    Currency risk,
ING Life Insurance and           Select Portfolio       appreciation.           companies that the      derivatives risk,
Annuity Company                                                                 Sub-Adviser believes    foreign investment
                                                                                will increase in value  risk, growth investing
SUB-ADVISER:                                                                    over time. Generally    risk, market and
American Century Investment                                                     invests in larger       company risk and
Management, Inc.                                                                companies, though may   portfolio turnover
                                                                                invest in companies of  risk.
                                                                                any size. May invest
                                                                                in foreign companies
                                                                                located and doing
                                                                                business in developed
                                                                                countries.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


      INVESTMENT ADVISER /
          SUB-ADVISER               UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS         MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:              ING Baron Asset        Capital appreciation.   Invests primarily in    Convertible securities
ING Life Insurance and           Portfolio                                      common stocks of        risk, debt securities
Annuity Company                                                                 small- and mid-sized    risk, depositary
                                                                                companies (those that   receipts risk,
SUB-ADVISER:                                                                    have a market           derivatives risk,
BAMCO, Inc.                                                                     capitalization of less  equity securities
                                                                                than $8 billion.) May   risk, foreign
                                                                                invest in equity-type   investment risk, high
                                                                                securities, in          yield lower-grade debt
                                                                                addition to common      securities risk, large
                                                                                stocks, such as         positions risk,
                                                                                convertible bonds and   liquidity risk, market
                                                                                debentures, preferred   and company risk,
                                                                                stocks, warrants and    mid-capitalization
                                                                                convertible preferred   company risk,
                                                                                stocks. May also        securities lending
                                                                                invest in debt          risk,
                                                                                securities, including   small-capitalization
                                                                                notes, bonds,           company risk and value
                                                                                debentures and money    investing risk.
                                                                                market instruments.
                                                                                Debt securities may be
                                                                                rated or unrated, and
                                                                                may include
                                                                                below-investment-grade
                                                                                securities or "junk
                                                                                bonds" or unrated
                                                                                securities of
                                                                                equivalent credit
                                                                                quality. May invest up
                                                                                to 10% of its net
                                                                                assets in illiquid
                                                                                securities. May
                                                                                invest, without limit,
                                                                                in American Depositary
                                                                                Receipts, and up to
                                                                                10% of its assets in
                                                                                Global Depositary
                                                                                Receipts and European
                                                                                Depositary Receipts.
                                                                                The Portfolio may also
                                                                                engage in derivatives
                                                                                transactions.

INVESTMENT ADVISER:              ING Capital Guardian   Long-term capital       Invests at least 80%    Convertible securities
Directed Services, Inc.          Small/Mid Cap          appreciation.           of assets in equity     risk, depository
                                 Portfolio                                      securities of           receipt risk, equity
SUB-ADVISER:                                                                    small/mid               securities risk,
Capital Guardian Trust Company                                                  capitalization          foreign investment
                                                                                companies, defined to   risk, growth investing
                                                                                include companies with  risk, manager risk,
                                                                                capitalizations within  market and company
                                                                                the range of companies  risk, market
                                                                                included in the custom  capitalization risk,
                                                                                Russell 2800 Index.     mid-capitalization
                                                                                Equity investments      company risk,
                                                                                include common or       over-the-counter
                                                                                preferred stocks and    ("OTC") investment
                                                                                convertible             risk, securities
                                                                                securities. May hold    lending risk,
                                                                                ADRs, EDRs and GDRs,    small-capitalization
                                                                                May invest in money     company risk and value
                                                                                market instruments and  investing risk.
                                                                                repurchase agreements.

INVESTMENT ADVISER:              ING Capital Guardian   Long-term growth of     Invests at least 80%    Convertible securities
Directed Services, Inc.          U.S. Equities          capital and income.     of assets in equity     risk, depositary
                                 Portfolio                                      and equity-related      receipts risk, equity
SUB-ADVISER:                                                                    securities (including   securities risk,
Capital Guardian Trust Company                                                  common and preferred    foreign investment
                                                                                stock and convertible   risk, growth investing
                                                                                securities such as      risk, manager risk,
                                                                                warrants and rights)    market and company
                                                                                of issuers located in   risk, market
                                                                                the U.S. with greater   capitalization risk,
                                                                                consideration given to  securities lending
                                                                                potential appreciation  risk and value
                                                                                and future dividends    investing risk.
                                                                                than to current
                                                                                income. May invest in
                                                                                American, European and
                                                                                Global Depositary
                                                                                Receipts; debt
                                                                                securities, and cash
                                                                                equivalents.

INVESTMENT ADVISER:              ING Columbia Small Cap Long-term growth of     Invests at least 80%    Depositary receipt
ING Life Insurance and           Value II Portfolio     capital.                of its assets in        risk, foreign
Annuity Company                                                                 equity securities of    investment risk,
                                                                                U.S. companies whose    manager risk, market
SUB-ADVISER:                                                                    market capitalizations  and company risk,
Columbia Management                                                             are within the range    other investment
Advisors, LLC                                                                   of the companies        companies risk,
                                                                                within the Russell      portfolio turnover
                                                                                2000(R) Value Index     risk, real investment
                                                                                and that are believed   trusts risk,
                                                                                to have the potential   securities lending
                                                                                for long-term growth.   risk,
                                                                                May also invest in      small-capitalization
                                                                                real estate             company risk, stock
                                                                                investments trusts      risk and value
                                                                                ("REITs"), foreign      investing risk.
                                                                                equity securities,
                                                                                depositary receipts,
                                                                                and other investment
                                                                                companies, including
                                                                                exchange-traded funds.
                                                                                The management team
                                                                                uses a three-prong
                                                                                approach, combining
                                                                                fundamental and
                                                                                quantitative analysis
                                                                                with risk management
                                                                                to identify value
                                                                                opportunities and
                                                                                construct the
                                                                                portfolio.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


           ADVISER /
          SUB-ADVISER               UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS         MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:
ING Life Insurance and
Annuity Company

SUB-ADVISER:                     ING Davis Venture      Long-term growth of     Invests the majority    Diversification risk,
David Selected Advisers, L.P.    Value Portfolio        capital.                of its assets in        equity securities
                                                                                equity securities       risk, foreign
                                                                                issued by large         investment risk,
                                                                                companies (with market  headline risk,
                                                                                capitalization of at    industry concentration
                                                                                least $10 billion.)     risk, manager risk,
                                                                                May also invest a       market and company
                                                                                limited portion of its  risk,
                                                                                assets in companies of  mid-capitalization
                                                                                any size, companies     company risk and
                                                                                whose shares are        small-capitalization
                                                                                subject to              company risk.
                                                                                controversy, foreign
                                                                                securities and
                                                                                non-equity securities.
                                                                                The Portfolio is
                                                                                non-diversified and
                                                                                may invest a higher
                                                                                percentage if its
                                                                                assets in any one
                                                                                issuer.

INVESTMENT ADVISER:              ING Disciplined Small  Seeks to outperform     Invests at least 80%    Derivatives risk,
ING Investments, LLC             Cap Value Portfolio    the total return        of its assets in        equity securities
                                                        performance of the      securities of           risk, index strategy
SUB-ADVISER:                                            Russell 2000(R) Value   small-capitalization    risk, manager risk,
ING Investment                                          Index by investing in   companies included in   securities lending
Management, Co.                                         common stocks of small  the Russell 2000(R)     risk,
                                                        companies whose stock   Value Index. In         small-capitalization
                                                        prices are believed to  managing the            company risk and value
                                                        be undervalued.         Portfolio, the          investing risk.
                                                                                Sub-Adviser attempts
                                                                                to achieve the
                                                                                Portfolio's objective
                                                                                by overweighting those
                                                                                stocks in the Russell
                                                                                2000(R) Value Index
                                                                                that the Sub-Adviser
                                                                                believes will
                                                                                outperform the index,
                                                                                and underweighting (or
                                                                                avoiding altogether)
                                                                                those stocks in the
                                                                                Russell 2000(R) Value
                                                                                Index that the
                                                                                Sub-Adviser believes
                                                                                will underperform the
                                                                                index. May also invest
                                                                                in derivative
                                                                                instruments.

INVESTMENT ADVISER:              ING Eagle Asset        Capital appreciation.   Invests at least 80%    Convertible securities
Directed Services, Inc.          Capital Appreciation   Dividend income is a    of assets in equity     risk, derivatives
                                 Portfolio              secondary objective.    securities of domestic  risk, equity
SUB-ADVISER:                                                                    and foreign issuers     securities risk,
Eagle Asset Management, Inc.                                                    that meet quantitative  foreign investment
                                                                                standards relating to   risk, manager risk,
                                                                                financial soundness     market and company
                                                                                and high intrinsic      risk, market
                                                                                value relative to       capitalization risk,
                                                                                price. Equity           and portfolio turnover
                                                                                securities include      risk.
                                                                                common stocks,
                                                                                convertible
                                                                                securities, options on
                                                                                equities, and rights
                                                                                and warrants. May
                                                                                invest up to 25% of
                                                                                its total assets in
                                                                                foreign issuers and
                                                                                use derivatives. May
                                                                                put and write covered
                                                                                call options that
                                                                                expose up to 55% of
                                                                                assets and may enter
                                                                                into futures contracts
                                                                                and options thereon
                                                                                and currency hedging
                                                                                transactions.

INVESTMENT ADVISER:              ING Evergreen Omega    Long-term capital       Invests primarily in    Convertible securities
Directed Services, Inc.          Portfolio              growth.                 common stocks and       risk, equity
                                                                                securities convertible  securities risk,
SUB-ADVISER:                                                                    into common stocks of   foreign investment
Evergreen Investment                                                            U.S. companies across   risk, growth investing
Management Company, LLC                                                         all market              risk, investment style
                                                                                capitalizations. May    risk, manager risk,
                                                                                also invest up to 25%   market capitalization
                                                                                of assets in foreign    risk,
                                                                                securities.             mid-capitalization
                                                                                                        company risk,
                                                                                                        portfolio turnover
                                                                                                        risk, price volatility
                                                                                                        risk, and
                                                                                                        small-capitalization
                                                                                                        company risk.

INVESTMENT ADVISER:              ING FMR(SM)            Long-term growth of     Invests at least 80%    Derivatives risk,
Directed Services, Inc.          Diversified Mid Cap    capital.                of assets in            emerging markets risk,
                                 Portfolio                                      securities of           equity securities
SUB-ADVISER:                                                                    companies with medium   risk, foreign
Fidelity Management &                                                           market capitalizations  investment risk,
Research Company                                                                (defined as those       growth investing risk,
                                                                                whose market            manager risk, market
                                                                                capitalizations are     and company risk,
                                                                                similar to the market   market capitalization
                                                                                capitalizations of      risk,
                                                                                companies in the        mid-capitalization
                                                                                Russell Midcap(R)       company risk, other
                                                                                Index or the S&P        investment companies
                                                                                Midcap 400 Index). May  risk, portfolio
                                                                                invest in smaller or    turnover risk,
                                                                                larger market           securities lending
                                                                                capitalizations. May    risk,
                                                                                invest up to 25% of     small-capitalization
                                                                                assets in foreign       company risk, and
                                                                                securities, including   value investing risk.
                                                                                emerging markets and
                                                                                may buy and sell
                                                                                futures contracts and
                                                                                other investment
                                                                                companies.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


      INVESTMENT ADVISER /
          SUB-ADVISER               UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS         MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:              ING FMR(SM) Earnings   Seeks growth of         Invests primarily in    Derivatives risk,
Directed Services, Inc.          Growth Portfolio       capital over the long   common stocks in which  equity securities
                                                        term.                   the Sub-Adviser         risk, foreign
SUB-ADVISER:                                                                    believes have           investment risk,
Fidelity Management &                                                           above-average growth    growth investing risk,
Research Company                                                                potential. May invest   manager risk, market
                                                                                in securities of        and company risk,
                                                                                foreign issuers and     other investment
                                                                                may use various         companies risk, and
                                                                                techniques such as      portfolio turnover
                                                                                buying and selling      risk.
                                                                                futures contracts and
                                                                                other investment
                                                                                companies, including
                                                                                exchange-traded funds.

INVESTMENT ADVISER:              ING Franklin Income    Seeks to maximize       Invests in a            Call risk, convertible
Directed Services, Inc.          Portfolio              income while            diversified portfolio   securities risk, debt
                                                        maintaining prospects   of debt and equity      securities risk,
SUB-ADVISER:                                            for capital             securities. Debt        depositary receipts
Franklin Advisers, Inc.                                 appreciation.           securities in which     risk, equity
                                                                                the Portfolio will      securities risk,
                                                                                invest include bonds,   foreign investment
                                                                                notes and debentures,   risk, high yield,
                                                                                among others. Equity    lower-grade debt
                                                                                securities include      securities risk,
                                                                                common stocks,          income risk, interest
                                                                                preferred stocks and    rate risk, manager
                                                                                convertible             risk, market trends
                                                                                securities, among       risk market and
                                                                                others. The Portfolio   company risk, maturity
                                                                                may invest up to 100%   risk, portfolio
                                                                                of total assets in      turnover risk, price
                                                                                debt securities that    volatility risk,
                                                                                are rated below         securities lending
                                                                                investment grade, but   risk, U.S. government
                                                                                it is not currently     securities and
                                                                                expected that the       obligations risk and
                                                                                Portfolio will invest   value investing risk.
                                                                                more than 50% of its
                                                                                assets in these
                                                                                securities. May invest
                                                                                up to 25% of its
                                                                                assets in foreign
                                                                                securities. It
                                                                                ordinarily buys
                                                                                foreign securities
                                                                                that are traded in the
                                                                                U.S. or American
                                                                                Depositary Receipts.
                                                                                May invest up to 100%
                                                                                of the Portfolio's
                                                                                assets in a temporary
                                                                                defensive manner by
                                                                                holding all or a
                                                                                substantial portion of
                                                                                its assets in cash,
                                                                                cash equivalents or
                                                                                other high quality
                                                                                short-term
                                                                                investments. Temporary
                                                                                defensive investments
                                                                                generally may include
                                                                                short-term U.S.
                                                                                government securities,
                                                                                commercial paper, bank
                                                                                obligations,
                                                                                repurchase agreements,
                                                                                money market fund
                                                                                shares and other money
                                                                                market instruments.

INVESTMENT ADVISER:              ING Fundamental        Seeks to maximize       Invest at least 65% of  Convertible securities
ING Life Insurance and           Research Portfolio     total return through    its total assets in     risk, derivatives
Annuity Company                                         investments in a        common stocks and       risk, foreign markets
                                                        diversified portfolio   securities convertible  risk, initial public
SUB-ADVISER:                                            of common stocks and    into common stocks.     offerings "IPO" risk,
ING Investment Management Co.                           securities convertible  May also invest in      market and company
                                                        into common stocks.     derivatives.            risk, market trends
                                                                                Emphasizes stocks of    risk,
                                                                                larger companies. May   mid-capitalization
                                                                                invest in               company risk other
                                                                                mid-capitalization      investment companies
                                                                                companies and may       risk, and securities
                                                                                invest up to 25% in     lending risk.
                                                                                foreign securities.

INVESTMENT ADVISER:              ING Global Real Estate Seeks to provide high   Invests at least 80%    Diversification risk,
ING Investments, LLC             Portfolio              total return.           of its assets in        foreign investment
                                                                                equity securities of    risk, inability to
SUB-ADVISER:                                                                    companies that are      sell securities risk,
ING Clarion Real Estate                                                         principally engaged in  industry concentration
Securities L.P.                                                                 the real estate         risk, market trends
                                                                                industry (deriving at   risk, mortgage-related
                                                                                least 50% of their      securities risk,
                                                                                total revenues or       portfolio turnover
                                                                                earnings from owning,   risk, price volatility
                                                                                operating, developing   risk, real estate
                                                                                and/or managing real    investment trusts risk
                                                                                estate.) The portfolio  and securities lending
                                                                                will have investments   risk.
                                                                                located in a number of
                                                                                different countries
                                                                                located throughout the
                                                                                world, including the
                                                                                United States.
                                                                                Generally, invests in
                                                                                common stocks of
                                                                                large-, mid- and
                                                                                small-sized companies,
                                                                                including real estate
                                                                                investment trusts
                                                                                ("REITs"). The
                                                                                Portfolio is
                                                                                non-diversified, and
                                                                                may invest a
                                                                                significant portion of
                                                                                its assets in a single
                                                                                issuer.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


      INVESTMENT ADVISER /
          SUB-ADVISER               UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS         MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:              ING International      Long-term growth of     Invests at least 65%    Call risk, convertible
Directed Services, Inc.          Portfolio              capital.                of its assets in        securities risk,
                                                                                equity securities       currency risk, debt
SUB-ADVISER:                                                                    (including common and   securities risk,
ING Investment                                                                  preferred stocks,       derivatives risk,
Management Co.                                                                  warrants and            emerging markets risk,
                                                                                convertible             equity securities
                                                                                securities) of issuers  risk, foreign
                                                                                of any                  investment risk,
                                                                                market-capitalization   interest rate risk,
                                                                                (but primarily large    liquidity risk,
                                                                                cap companies) located  manager risk, market
                                                                                in a number of          and company risk,
                                                                                different countries     market capitalization
                                                                                outside of the U. S.    risk, market trends
                                                                                including emerging      risk, maturity risk,
                                                                                markets. May also       mid-capitalization
                                                                                invest in government    company risk,
                                                                                debt securities of      portfolio turnover
                                                                                developed foreign       risk, securities
                                                                                countries. May invest   lending risk and
                                                                                up to 35% in            small-capitalization
                                                                                securities of U.S.      company risk.
                                                                                issuers including
                                                                                investment-grade
                                                                                government and
                                                                                corporate debt
                                                                                securities.

INVESTMENT ADVISER:              ING Janus Contrarian   Capital appreciation.   Invests at least 80%    Call risk, debt
Directed Services, Inc.          Portfolio                                      of net assets in        securities risk,
                                                                                equity securities with  depositary receipts
SUB-ADVISER:                                                                    the potential for       risk, derivatives
Janus Capital Management LLC                                                    long-term growth of     risk, diversification
                                                                                capital. The Portfolio  risk, equity
                                                                                is non-diversified.     securities risk,
                                                                                May also invest in      foreign investment
                                                                                foreign equity and      risk, high-yield,
                                                                                debt securities, up to  lower-grade debt
                                                                                20% in high yield debt  securities risk,
                                                                                securities (junk        interest rate risk,
                                                                                bonds); derivatives;    liquidity risk,
                                                                                securities purchased    manager risk, market
                                                                                on a when-issued,       and company risk,
                                                                                delayed delivery or     market capitalization
                                                                                forward commitment      risk, maturity risk,
                                                                                basis; illiquid         mid-capitalization
                                                                                securities (up to 15%)  company risk,
                                                                                and may invest more     portfolio turnover
                                                                                than 25% of its total   risk, sector risk,
                                                                                assets in securities    small-capitalization
                                                                                of companies in one or  company risk, special
                                                                                more market sectors.    situations risk and
                                                                                                        value investing risk.

INVESTMENT ADVISER:              ING JPMorgan Emerging  Capital appreciation.   Invests at least 80%    Call risk convertible
Directed Services, Inc.          Markets Equity                                 of its assets in        securities risk,
                                 Portfolio                                      securities of issuers   currency risk, debt
SUB-ADVISER:                                                                    located in at least     securities risk,
J.P. Morgan Investment                                                          three countries with    depositary receipts
Management Inc.                                                                 emerging securities     risk, derivatives
                                                                                markets. Equity         risk, emerging markets
                                                                                securities in which     risk, equity
                                                                                the Portfolio may       securities risk,
                                                                                invest includes common  foreign investment
                                                                                and preferred stocks,   risk, high-yield,
                                                                                convertible             lower-grade debt
                                                                                securities, depositary  securities risk,
                                                                                receipts, rights and    liquidity risk,
                                                                                warrants to buy common  manager risk, market
                                                                                stocks and privately    and company risk,
                                                                                placed securities and   mortgage-related
                                                                                other investment        securities risk, other
                                                                                companies. May invest   investment companies
                                                                                in derivatives,         risk, portfolio
                                                                                high-quality,           turnover risk,
                                                                                short-term money        security lending risk,
                                                                                market instruments and  and
                                                                                repurchase agreements.  small-capitalization
                                                                                May invest in debt      company risk.
                                                                                securities, including
                                                                                high-yield securities
                                                                                (junk bonds) and
                                                                                mortgage-related
                                                                                securities. May enter
                                                                                into dollar rolls.

INVESTMENT ADVISER:              ING JPMorgan           Long-term growth of     Invests at least 65%    Credit risk, currency
ING Life Insurance and           International          capital.                of assets in equity     risk, debt securities
Annuity Company                  Portfolio                                      securities of foreign   risk, emerging markets
                                                                                companies with high     risk, equity
SUB-ADVISER:                                                                    growth potential        securities risk,
J.P. Morgan Asset                                                               located in several      foreign investment
Management (London)                                                             countries other than    risk, geographic focus
Limited                                                                         the U.S. (including     risk, high-yield,
                                                                                those located in        lower grade debt
                                                                                countries with          securities risk,
                                                                                emerging market         interest rate risk,
                                                                                economies). May invest  and market and company
                                                                                in debt securities      risk.
                                                                                issued by foreign and
                                                                                U.S. companies
                                                                                including
                                                                                non-investment grade
                                                                                debt securities.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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       INVESTMENT ADVISER /
           SUB-ADVISER              UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS         MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:              ING JPMorgan Mid Cap   Growth from capital     Invests at least 80%    Convertible securities
ING Life Insurance and           Value Portfolio        appreciation.           of assets in common     risk depositary
Annuity Company                                                                 stocks of companies     receipts risk,
                                                                                with market             derivatives risk,
SUB-ADVISER:                                                                    capitalizations of $1   diversification risk,
J.P. Morgan Investment                                                          billion and $20         foreign investment
Management, Inc.                                                                billion. Normally       risk, interest rate
                                                                                invests in securities   risk, market and
                                                                                that are traded on      company risk,
                                                                                registered exchanges    mid-capitalization
                                                                                or the                  company risk and
                                                                                over-the-counter        over-the-counter
                                                                                market in the United    ("OTC") investment
                                                                                States. May invest in   risk.
                                                                                other equity
                                                                                securities, including
                                                                                depositary receipts;
                                                                                convertible and
                                                                                foreign securities
                                                                                (which may take the
                                                                                form of depositary
                                                                                receipts); and
                                                                                derivatives.

INVESTMENT ADVISER:              ING JPMorgan Small Cap Capital growth over     Invests at least 80%    Convertible securities
Directed Services, Inc.          Equity Portfolio       the long term.          of its total assets in  risk, depositary
                                                                                equity securities of    receipts risk,
SUB-ADVISER:                                                                    small-cap companies     derivatives risk,
J.P. Morgan Investment                                                          (defined as those with  equity securities
Management Inc.                                                                 market capitalization   risk, foreign
                                                                                equal to those within   investment risk,
                                                                                a universe of Russell   growth investing risk,
                                                                                2000(R) Index stocks).  manager risk, market
                                                                                May also invest up to   and company risk,
                                                                                20% of its total        market capitalization
                                                                                assets in: foreign      risk,
                                                                                securities, including   mid-capitalization
                                                                                depositary receipts,    company risk,
                                                                                convertible             mortgage-related
                                                                                securities,             securities risk,
                                                                                high-quality money      portfolio turnover
                                                                                market instruments and  risk, real estate
                                                                                repurchase agreements;  investment trusts
                                                                                and may invest in real  risk,
                                                                                estate investment       small-capitalization
                                                                                trusts and              company risk, and
                                                                                derivatives.            value investing risk.

INVESTMENT ADVISER:              ING JPMorgan Value     Long-term capital       Invests at least 80%    Convertible securities
Directed Services, Inc.          Opportunities          appreciation.           of it assets in equity  risk, depositary
                                 Portfolio                                      securities of mid- and  receipts risk,
SUB-ADVISER:                                                                    large-capitalization    derivatives risk,
J.P. Morgan Investment                                                          companies               equity securities
Management Inc.                                                                 (mid-capitalization     risk, interest rate
                                                                                companies are those     risk, investment style
                                                                                with market             risk, manager risk,
                                                                                capitalizations         market and company
                                                                                between $2 billion and  risk, market
                                                                                $5 billion and          capitalization risk,
                                                                                large-capitalization    mid-capitalization
                                                                                companies are those     company risk,
                                                                                with market             mortgage-related
                                                                                capitalization over $5  securities risk, other
                                                                                billion). Equity        investment companies
                                                                                securities in which     risk, price volatility
                                                                                the Portfolio may       risk and value
                                                                                invest include common   investing risk.
                                                                                stocks, preferred
                                                                                stocks, convertible
                                                                                securities, depositary
                                                                                receipts and warrants
                                                                                to buy common stocks.
                                                                                May invest in shares
                                                                                of investment
                                                                                companies. May invest
                                                                                in derivatives,
                                                                                mortgage-related
                                                                                securities issued by
                                                                                government entities
                                                                                and private issuers,
                                                                                and high-quality money
                                                                                market instruments and
                                                                                repurchase agreements.

INVESTMENT ADVISER:              ING Julius Baer        Long-term growth of     Invests at least 80%    Call risk, convertible
Directed Services, Inc.          Foreign Portfolio      capital.                of assets in            securities risk, debt
                                                                                international equity    securities risk,
SUB-ADVISER:                                                                    securities outside the  derivatives risk,
Julius Baer Investment                                                          United States,          emerging markets risk,
Management LLC                                                                  including common and    equity securities
                                                                                preferred stocks,       risk, foreign
                                                                                American, European and  investment risk,
                                                                                Global depositary       growth investing risk,
                                                                                receipts, convertible   high-yield,
                                                                                securities, rights,     lower-grade debt
                                                                                warrants and other      securities risk,
                                                                                investment companies,   liquidity risk, market
                                                                                including               and company risk,
                                                                                exchange-traded funds.  market capitalization
                                                                                Normally has a bias     risk,
                                                                                towards larger          mid-capitalization
                                                                                companies (e.g., with   company risk, other
                                                                                market capitalizations  investment companies
                                                                                of $10 billion or       risk, portfolio
                                                                                greater), but may also  turnover risk, price
                                                                                invest in small- and    volatility risk,
                                                                                mid-sized companies.    securities lending
                                                                                May invest up to 25%    risk, small company
                                                                                of assets in issuers    risk and value
                                                                                in emerging markets     investing risk.
                                                                                and may invest in debt
                                                                                securities (up to 10%
                                                                                in non-investment
                                                                                grade bonds). May
                                                                                invest in derivatives
                                                                                and may lend its
                                                                                portfolio securities.
                                                                                Will invest at least
                                                                                65% in no fewer than
                                                                                three different
                                                                                companies located
                                                                                outside the U.S.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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        INVESTMENT ADVISER /
           SUB-ADVISER              UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS         MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:              ING Legg Mason         Long-term growth of     Invests at least 80%    Convertible securities
ING Life Insurance and           Partners Aggressive    capital.                of assets in common     risk, currency risk,
Annuity Company                  Growth Portfolio                               stocks and related      depositary receipts
                                                                                securities, such as     risk, emerging growth
SUB-ADVISER:                                                                    preferred stock,        risk, emerging markets
Salomon Brothers Asset                                                          convertible securities  risk, foreign
Management Inc.                                                                 and depositary          investment risk,
                                                                                receipts, of emerging   issuer concentration
                                                                                growth companies.       risk, market and
                                                                                Invests in securities   company risk,
                                                                                of large well known     mid-capitalization
                                                                                companies but may also  company risk,
                                                                                invest in small- to     over-the-counter
                                                                                medium-sized            ("OTC") investment
                                                                                companies. Investments  risk, and
                                                                                may include securities  small-capitalization
                                                                                listed on a securities  company risk.
                                                                                exchange or traded in
                                                                                the over the counter
                                                                                markets. May invest in
                                                                                foreign securities;
                                                                                (including emerging
                                                                                market securities) and
                                                                                may have exposure to
                                                                                foreign currencies.

INVESTMENT ADVISER:              ING Legg Mason         Capital appreciation    Invests primarily in    Borrowing and leverage
Directed Services, Inc.          Partners All Cap       through investment in   common stocks and       risk, call risk,
                                 Portfolio              securities believed to  common stock            convertible securities
SUB-ADVISER:                                            have above-average      equivalents, such as    risk, debt securities,
Salomon Brothers Asset                                  capital appreciation    preferred stocks and    derivatives risk,
Management Inc                                          potential.              convertibles,           diversification risk,
                                                                                typically of large,     emerging markets risk,
                                                                                well-known companies,   equity securities
                                                                                but may also invest a   risk, foreign
                                                                                significant portion of  investment risk,
                                                                                its assets in           growth investing risk,
                                                                                securities of small to  investment models
                                                                                medium-sized            risk, manager risk,
                                                                                companies. May invest   market and company
                                                                                in non-dividend paying  risk, market
                                                                                common stocks and       capitalization risk,
                                                                                foreign securities      mid-capitalization
                                                                                including emerging      company risk,
                                                                                market issuers ADRs,    portfolio turnover
                                                                                EDRs, and GDRs.May      risk, restricted and
                                                                                invest in cash          illiquid securities
                                                                                equivalents, debt       risk, securities
                                                                                securities; illiquid    lending risk,
                                                                                securities and          small-capitalization
                                                                                derivatives. May        company risk, and
                                                                                borrow up to 15% of     value investing risk.
                                                                                its assets. The
                                                                                Portfolio is
                                                                                non-diversified.

INVESTMENT ADVISER:              ING Legg Mason Value   Long-term growth of     Invests primarily in    Call risk, convertible
Directed Services, Inc.          Portfolio              capital.                equity securities,      securities risk,
                                                                                including foreign       credit risk, currency
SUB-ADVISER:                                                                    securities. Generally   risk, debt securities
Legg Mason Capital                                                              invests in companies    risk, diversification
Management, Inc.                                                                with market             risk, equity
                                                                                capitalization greater  securities risk,
                                                                                than $5 billion, but    foreign investment
                                                                                may invest in           risk, growth investing
                                                                                companies of any size.  risk, high-yield,
                                                                                May also invest in      lower-grade debt
                                                                                convertible and debt    securities risk,
                                                                                securities. May invest  interest rate risk,
                                                                                up to 25% of assets in  investment models
                                                                                long-term debt          risk, manager risk,
                                                                                securities, and up to   market and company
                                                                                10% of in high-yield    risk, market trends
                                                                                debt securities ("junk  risk,
                                                                                bonds"). The Portfolio  mid-capitalization
                                                                                is non-diversified.     company risk,
                                                                                                        over-the-counter
                                                                                                        ("OTC") investment
                                                                                                        risk,
                                                                                                        small-capitalization
                                                                                                        company risk and value
                                                                                                        investing risk.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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       INVESTMENT ADVISER /
          SUB-ADVISER               UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS         MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:              ING Liquid Assets      High level of current   Invests in a portfolio  Credit risk, interest
Directed Services, Inc.          Portfolio              income consistent with  of high-quality, U.S.   rate risk, manager
                                                        the preservation of     dollar denominated      risk, mortgage related
SUB-ADVISER:                                            capital and liquidity.  short-term debt         securities risk,
ING Investment                                                                  securities that are     sector risk,
Management Co.                                                                  determined by the       securities lending
                                                                                Sub-Adviser to present  risk and U.S.
                                                                                minimal credit risks.   government securities
                                                                                Obligations in which    and obligations risk.
                                                                                the Portfolio invests
                                                                                generally have
                                                                                remaining maturities
                                                                                of 397 days or less,
                                                                                although upon
                                                                                satisfying certain
                                                                                conditions of Rule
                                                                                2a-7, the Portfolio
                                                                                may, to the extent
                                                                                otherwise permissible,
                                                                                invest in instruments
                                                                                subject to repurchase
                                                                                agreements and certain
                                                                                variable and floating
                                                                                rate obligations that
                                                                                bear longer final
                                                                                maturities. May invest
                                                                                in obligations
                                                                                permitted to be
                                                                                purchased under Rule
                                                                                2a-7. May invest more
                                                                                than 25% of its total
                                                                                assets in instruments
                                                                                issued by domestic
                                                                                banks. May
                                                                                significantly invest
                                                                                in securities issued
                                                                                by financial services
                                                                                companies, banks and
                                                                                bank holding
                                                                                companies, investment
                                                                                banks, trust
                                                                                companies, insurance
                                                                                companies, finance
                                                                                companies, and
                                                                                broker-dealers. May
                                                                                purchase securities on
                                                                                a when-issued basis
                                                                                and purchase or sell
                                                                                them on a forward
                                                                                commitment basis. May
                                                                                also invest in
                                                                                variable rate master
                                                                                demand obligations.

INVESTMENT ADVISER:              ING Lord Abbett        Long-term growth of     Invests primarily in    Convertible securities
Directed Services, Inc.          Afiliated Portfolio    capital. Current        equity securities of    risk, depositary
                                                        income is a secondary   large, seasoned, U.S.   receipts risk,
SUB-ADVISER:                                            objective.              and multinational       derivatives risk,
Lord, Abbett & Co., LLC                                                         companies (those        equity securities
                                                                                companies in the        risk, market
                                                                                Russell 1000(R)         capitalization risk,
                                                                                Index). May invest up   foreign investment
                                                                                to 10% of its assets    risk, manager risk,
                                                                                in foreign securities   market and company
                                                                                and also may invest in  risk, portfolio
                                                                                American Depositary     turnover risk, and
                                                                                Receipts and similar    value investing risk.
                                                                                depositary receipts,
                                                                                which are not subject
                                                                                to the 10% limit on
                                                                                investment. The
                                                                                Portfolio may invest
                                                                                in convertible bonds
                                                                                and convertible
                                                                                preferred stock, and
                                                                                in derivatives and
                                                                                similar instruments.

INVESTMENT ADVISER:              ING Lord Abbett U.S.   High current income     Invests at least 80%    Call risk, derivatives
ING Life Insurance and Annuity   Government Securities  consistent with         of its net assets,      risk, interest rate
Company                          Portfolio              reasonable risk.        plus the amount of any  risk, leveraging risk,
                                                                                borrowings for          manager risk, market
SUB-ADVISER:                                                                    investment purposes,    and company risk,
Lord, Abbett & Co. LLC                                                          in U.S. government      mortgage-related
                                                                                securities. These       securities risk
                                                                                securities include      portfolio turnover
                                                                                obligations issued by   risk, prepayment risk,
                                                                                the U.S. Treasury and   price volatility risk
                                                                                certain obligations     U.S. government
                                                                                issued or guaranteed    securities and
                                                                                by U.S. Government      obligations risk and
                                                                                agencies and U.S.       zero-coupon risk.
                                                                                Government-sponsored
                                                                                enterprises, such as:
                                                                                Federal Home Loan
                                                                                Mortgage Corporation;
                                                                                Federal National
                                                                                Mortgage Association;
                                                                                Federal Farm Credit
                                                                                Bank; and Government
                                                                                National Mortgage
                                                                                Association. May
                                                                                invest in derivative
                                                                                and similar
                                                                                instruments, including
                                                                                options, futures,
                                                                                forward contracts,
                                                                                swap agreements,
                                                                                warrants and rights.
                                                                                May also invest
                                                                                extensively in
                                                                                mortgage-related
                                                                                securities and also
                                                                                may invest in other
                                                                                asset-backed
                                                                                securities.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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       INVESTMENT ADVISER /
          SUB-ADVISER               UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS         MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:              ING Marsico Growth     Capital appreciation.   Invests primarily in    Derivatives risk,
Directed Services, Inc.          Portfolio                                      equity securities of    emerging markets risk,
                                                                                companies selected for  equity securities
SUB-ADVISER:                                                                    their growth            risk, foreign
Marsico Capital                                                                 potential. Will         investment risk,
Management, LLC                                                                 normally hold a core    growth investing risk,
                                                                                position of between 35  investment models
                                                                                and 50 common stocks    risk, manager risk,
                                                                                primarily emphasizing   market and company
                                                                                larger companies.       risk, market
                                                                                (those with market      capitalization risk,
                                                                                capitalizations of $4   market trends risk,
                                                                                billion or more.). May  portfolio turnover
                                                                                also invest in foreign  risk, price volatility
                                                                                securities (including   risk and sector risk
                                                                                emerging markets); and  and securities lending
                                                                                forward foreign         risk.
                                                                                currency contracts,
                                                                                futures and options.
                                                                                Substantial cash
                                                                                holdings in the
                                                                                absence of attractive
                                                                                investment
                                                                                opportunities; and,
                                                                                from time to time,
                                                                                investment of more
                                                                                than 25% assets in
                                                                                securities of
                                                                                companies in one or
                                                                                more market sectors.
                                                                                Generally will not
                                                                                invest more than 25%
                                                                                of assets in a
                                                                                particular industry
                                                                                within a sector.

INVESTMENT ADVISER:              ING Marsico            Seeks long-term growth  Invests at least 65%    Currency risk,
Directed Services, Inc.          International          of capital.             of its total assets in  derivatives risk,
                                 Opportunities                                  common stocks of        emerging markets risk,
SUB-ADVISER:                     Portfolio                                      foreign companies. May  equity securities
Marsico Capital Management, LLC                                                 invest in companies of  risk, foreign
                                                                                any size throughout     investment risk,
                                                                                the world. Invests in   growth investing risk,
                                                                                issuers from a number   investment models
                                                                                of different countries  risk, liquidity risk,
                                                                                not including the       manager risk, market
                                                                                United States and       and company risk,
                                                                                generally maintains a   market capitalization
                                                                                core position of        risk, market trends
                                                                                between 35 and 50       risk, over-the-counter
                                                                                common stocks. May use  ("OTC") investment
                                                                                options, futures and    risk, portfolio
                                                                                foreign currency        turnover risk, price
                                                                                contracts. May invest   volatility risk and
                                                                                in emerging markets.    sector risk.
                                                                                Up to 10% in
                                                                                fixed-income
                                                                                securities. May invest
                                                                                up to 5% in high-yield
                                                                                bonds and mortgage and
                                                                                asset-backed
                                                                                securities. May invest
                                                                                up to 15% in illiquid
                                                                                securities. May invest
                                                                                more than 25% of its
                                                                                total assets in
                                                                                securities of
                                                                                companies in a single
                                                                                market sector, though
                                                                                it will not invest
                                                                                more than 25% of its
                                                                                total assets in a
                                                                                particular industry
                                                                                within a sector.

INVESTMENT ADVISER:              ING Mercury Large Cap  Long-term growth of     Invests at least 80%    Call risk convertible
Directed Services, Inc.          Growth Portfolio       capital.                of its assets in        securities risk, debt
                                                                                equity securities of    securities risk,
SUB-ADVISER:                                                                    large capitalization    depositary receipts
Mercury Advisors                                                                companies, selected     risk, derivatives
                                                                                from among those        risk, equity
                                                                                which, at the time of   securities risk,
                                                                                investment, are         foreign investment
                                                                                included in the         risk, growth investing
                                                                                Russell 1000(R) Growth  risk, interest rate
                                                                                Index. Up to 10% in     risk, investment
                                                                                foreign companies       models risk, manager
                                                                                including American and  risk, market and
                                                                                European depositary     company risk, market
                                                                                receipts. May invest    capitalization risk,
                                                                                in derivatives,         maturity risk,
                                                                                short-term debt         portfolio turnover
                                                                                securities,             risk, U.S. government
                                                                                non-convertible         securities and
                                                                                preferred stocks and    obligations risk.
                                                                                bonds, or government
                                                                                and money market
                                                                                securities.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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       INVESTMENT ADVISER /
          SUB-ADVISER               UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS         MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:              ING Mercury Large Cap  Long-term growth of     Invests at least 80%    Borrowing and leverage
Directed Services, Inc.          Value Portfolio        capital.                of its assets in a      risk, call risk,
                                                                                diversified portfolio   convertible securities
SUB-ADVISER:                                                                    of equity securities    risk, debt securities
Mercury Advisors                                                                of                      risk, depositary
                                                                                large-capitalization    receipts risk,
                                                                                companies (those        derivatives risk,
                                                                                within the market-cap   equity securities
                                                                                range of companies      risk, foreign
                                                                                included in the         investment risk,
                                                                                Russell 1000(R) Value   investment models
                                                                                Index). May invest up   risk, liquidity risk,
                                                                                to 10% of its total     manager risk, market
                                                                                assets in securities    and company risk,
                                                                                issued by foreign       market capitalization
                                                                                issuers, including      risk, over-the-counter
                                                                                American Depositary     ("OTC") investment
                                                                                Receipts. Will          risk, portfolio
                                                                                generally limit its     turnover risk,
                                                                                foreign securities      restricted and
                                                                                investments to ADRs of  illiquid securities
                                                                                issuers in developed    risk, securities
                                                                                countries. May also     lending risk,
                                                                                invest in investment    sovereign debt risk,
                                                                                grade convertible       U.S. government
                                                                                securities, preferred   securities and
                                                                                stock, illiquid         obligations risk and
                                                                                securities, U.S.        value investing risk.
                                                                                government debt
                                                                                securities of any
                                                                                maturity, and
                                                                                derivatives for
                                                                                hedging purposes. May
                                                                                purchase or sell
                                                                                securities on a when
                                                                                issued basis. May also
                                                                                purchase or sell
                                                                                securities on a
                                                                                delayed delivery basis
                                                                                or through a forward
                                                                                commitment. May lend
                                                                                up to 33 1/3% of its
                                                                                total assets and
                                                                                invest un-invested
                                                                                cash in money market
                                                                                funds.

INVESTMENT ADVISER:              ING MFS Capital        Capital appreciation.   Invests at least 65%    Convertible securities
ING Life Insurance and           Opportunities                                  of assets in common     risk, credit risk,
Annuity Company                  Portfolio                                      stocks and related      currency risk,
                                                                                securities, such as     depositary receipts
SUB-ADVISER:                                                                    preferred stocks,       risk, emerging markets
Massachusetts Financial                                                         convertible securities  risk, equity
Services Company                                                                and depositary          securities risk,
                                                                                receipts. May invest    foreign investment
                                                                                in foreign securities,  risk, market and
                                                                                including emerging      company risk and
                                                                                market securities.      over-the-counter
                                                                                Investments may         ("OTC") investment
                                                                                include securities      risk.
                                                                                listed on a securities
                                                                                exchange or traded in
                                                                                the over the counter
                                                                                markets.

INVESTMENT ADVISER:              ING MFS Mid Cap Growth Long-term growth of     Invests at least 80%    Call risk convertible
Directed Services, Inc.          Portfolio              capital.                of its assets in        securities risk, debt
                                                                                common stocks and       securities risk,
SUB-ADVISER:                                                                    related securities      depositary receipts
Massachusetts Financial                                                         (such as preferred      risk, derivatives
Services Company                                                                stocks, convertible     risk, emerging markets
                                                                                securities and          risk, foreign
                                                                                depositary receipts)    investment risk,
                                                                                of mid-cap companies    growth investing risk,
                                                                                (defined as those       high-yield,
                                                                                companies with market   lower-grade debt
                                                                                capitalization of $250  securities risk,
                                                                                million or more but     manager risk, market
                                                                                not exceeding the top   and company risk,
                                                                                range of the Russell    market capitalization
                                                                                Midcap(R) Growth        risk,
                                                                                Index). May also        mid-capitalization
                                                                                invest up to but not    company risk,
                                                                                including 20% of its    over-the-counter
                                                                                net assets in foreign   ("OTC") investment
                                                                                securities (including   risk, securities
                                                                                ADRs and emerging       lending risk and short
                                                                                markets) and up to 10%  sales risk.
                                                                                of assets in
                                                                                high-yield bonds
                                                                                ("junk bonds"). The
                                                                                Portfolio may also
                                                                                engage in short sales
                                                                                and invest in
                                                                                derivatives.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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       INVESTMENT ADVISER /
          SUB-ADVISER               UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS         MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER:                         ING MFS Total Return   Above-average income    Invests in a            Allocation risk, call
Directed Services, Inc.          Portfolio              (compared to a          combination of equity   risk, convertible
                                                        portfolio entirely      and fixed-income        securities risk,
SUB-ADVISER:                                            invested in equity      securities. At least    credit risk, debt
Massachusetts Financial                                 securities) consistent  40% but not more than   securities risk,
Services Company                                        with the prudent        75% in equity           depositary receipts
                                                        employment of capital.  securities such as      risk, derivatives
                                                        A secondary objective   preferred stock,        risk, emerging markets
                                                        is the reasonable       bonds, warrants or      risk, equity
                                                        opportunity for growth  rights convertible      securities risk,
                                                        of capital and income.  into stock and          foreign investment
                                                                                depositary receipts.    risk, high-yield,
                                                                                At least 25% in         lower-grade debt
                                                                                non-convertible         securities risk,
                                                                                fixed-income            income risk, interest
                                                                                securities. Focuses on  rate risk, liquidity
                                                                                large market            risk, manager risk,
                                                                                capitalizations ($5     market and company
                                                                                billion or over).       risk, market
                                                                                Invests in U.S.         capitlization risk,
                                                                                government securities,  maturity risk,
                                                                                mortgage- and           mortgage-related
                                                                                asset-backed            services securities
                                                                                securities and          lending risk, U.S.
                                                                                corporate bonds. May    government securities
                                                                                invest up to but not    and obligations risk
                                                                                including 20% in        and value investing
                                                                                foreign securities, up  risk.
                                                                                to but not including
                                                                                20% in lower rated
                                                                                non-convertible
                                                                                fixed-income
                                                                                securities and
                                                                                comparable unrated
                                                                                securities. May invest
                                                                                in zero coupon bonds,
                                                                                loan participations,
                                                                                mortgage pass-through
                                                                                securities and ADRs.
                                                                                May also invest in
                                                                                derivatives.

INVESTMENT ADVISER:              ING Neuberger Berman   Capital growth.         Invests mainly in       Derivatives risk,
ING Life Insurance and Annuity   Partners Portfolio                             common stocks of        equity securities
Company                                                                         mid-capitalization      risk, foreign
                                                                                companies (those        investment risk,
SUB-ADVISER:                                                                    companies with total    leveraging risk,
Neuberger Berman Management Inc.                                                market capitalizations  manager risk, market
                                                                                within the range of     and company risk,
                                                                                the Russell Midcap(R)   mid-capitalization
                                                                                Index). In selecting    company risk,
                                                                                investments, the        portfolio turnover
                                                                                Sub-Adviser looks for   risk, price volatility
                                                                                well-managed companies  risk, securities
                                                                                with strong balance     lending risk and value
                                                                                sheets whose stock      investing risk.
                                                                                prices are
                                                                                undervalued. May
                                                                                invest a portion of
                                                                                its assets in
                                                                                derivative
                                                                                instruments, including
                                                                                options and futures.
                                                                                May also invest up to
                                                                                20% of its assets in
                                                                                securities of foreign
                                                                                issuers. May also
                                                                                engage in borrowing
                                                                                and lend its
                                                                                securities.

INVESTMENT ADVISER:              ING Neuberger Berman   Capital growth.         Invests mainly in       Derivatives risk,
ING Life Insurance and Annuity   Regency Portfolio                              common stocks of        equity securities
Company                                                                         mid-capitalization      risk, foreign
                                                                                companies (those        investment risk,
SUB-ADVISER:                                                                    companies with total    leveraging risk,
Neuberger Berman                                                                market capitalizations  manager risk, market
Management Inc.                                                                 within the range of     and company risk,
                                                                                the Russell Midcap(R)   mid-capitalization
                                                                                Index). In selecting    company risk,
                                                                                investments, the        portfolio turnover
                                                                                Sub-Adviser looks for   risk, sector risk,
                                                                                undervalued companies   securities lending
                                                                                with high-quality       risk and value
                                                                                businesses. From time   investing risk.
                                                                                to time the
                                                                                Sub-Adviser may
                                                                                emphasize investment
                                                                                in sectors that it
                                                                                believes will benefit
                                                                                from market or
                                                                                economic trends. May
                                                                                invest a portion of
                                                                                its assets in
                                                                                derivative
                                                                                instruments, including
                                                                                options and futures.
                                                                                May invest up to 20%
                                                                                of its assets in
                                                                                securities of foreign
                                                                                issuers. May also
                                                                                engage in borrowing
                                                                                and lend its
                                                                                securities.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


       INVESTMENT ADVISER /
          SUB-ADVISER               UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS         MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:              ING OpCap Balanced     Capital growth, and     Invests at least 25%    Convertible securities
ING Life Insurance and           Value Portfolio        secondarily,            of its total assets in  risk, credit risk,
Annuity Company                                         investment income.      equity securities,      debt securities risk,
                                                                                including common        equity securities
SUB-ADVISER:                                                                    stocks and preferred    risk, high-yield
OpCap Advisors LLC                                                              stocks (typically       lower-grade debt
                                                                                between 50% to 75% of   securities risk,
                                                                                its total assets        industry concentration
                                                                                invested in equities),  risk, interest rate
                                                                                and at least 25% of     risk, market and
                                                                                total assets in         company risk,
                                                                                fixed-income senior     portfolio turnover
                                                                                securities, including   risk and U.S.
                                                                                bonds, debentures,      government securities
                                                                                notes, participation    and obligations risk.
                                                                                interests in loans,
                                                                                convertibles, and U.S.
                                                                                government securities.

INVESTMENT ADVISER:              ING Oppenheimer Global Capital appreciation.   Invests mainly in       Allocation risk,
ING Life Insurance and           Portfolio                                      companies in the U.S.   currency risk,
Annuity Company                                                                 and foreign countries.  emerging growth risk,
                                                                                Currently emphasizes    emerging markets risk,
SUB-ADVISER:                                                                    investments in          equity securities
OppenheimerFunds, Inc.                                                          developed market but    risk, foreign
                                                                                may also invest in      investment risk,
                                                                                emerging markets. The   geographic focus risk,
                                                                                Portfolio does not      growth investing risk,
                                                                                limit its investments   industry concentration
                                                                                in a particular         risk, market and
                                                                                capitalization range,   company risk,
                                                                                but currently focuses   mid-capitalization
                                                                                its investments in      company risk,
                                                                                mid- and large-cap      portfolio turnover
                                                                                companies. The          risk and
                                                                                Portfolio will invest   small-capitalization
                                                                                in a number of          company risk.
                                                                                different countries
                                                                                (one of which may be
                                                                                the United States).

INVESTMENT ADVISER:              ING Oppenheimer Main   Long-term growth of     Invests mainly in       Call risk, debt
Directed Services, Inc.          Street Portfolio(R)    capital and future      common stocks of U.S.   securities risk,
                                                        income.                 companies of different  equity securities
SUB-ADVISER:                                                                    capitalization ranges,  risk, investment
OppenheimerFunds, Inc.                                                          presently focusing on   models risk, manager
                                                                                large-capitalization    risk, market and
                                                                                issuers. It also can    company risk, market
                                                                                invest debt             capitalization risk,
                                                                                securities, such as     mid-capitalization
                                                                                bonds and debentures,   company risk,
                                                                                but does not currently  portfolio turnover
                                                                                emphasize these         risk, securities
                                                                                investments.            lending risk, and
                                                                                                        small-capitalization
                                                                                                        company risk.

INVESTMENT ADVISER:              ING Oppenheimer        High level of current   Invests in debt         Call risk, credit
ING Life Insurance and           Strategic Income       income principally      securities of issuers   risk, credit credit
Annuity Company                  Portfolio              derived from interest   in three market         derivatives risk,
                                                        on debt securities.     sectors: foreign        derivatives risk, debt
SUB-ADVISER:                                                                    governments and         securities risk,
OppenheimerFunds, Inc.                                                          companies; U.S.         derivatives risk,
                                                                                government securities;  emerging markets risk,
                                                                                and lower-grade         foreign investment
                                                                                high-yield securities   risk, high-yield,
                                                                                of U.S. and foreign     lower-grade debt
                                                                                companies. May invest   securities risk,
                                                                                up to 100% of assets    interest rate risk,
                                                                                in any one sector at    manager risk,
                                                                                any time. The           mortgage-related
                                                                                Portfolio can invest    securities risk,
                                                                                in securities having    portfolio turnover
                                                                                short-, medium-, or     risk, prepayment risk,
                                                                                long-term maturities    sector risk, U.S.
                                                                                and may invest without  government securities
                                                                                limit in lower-grade,   and obligations risk,
                                                                                high-yield debt         and zero coupon risk.
                                                                                obligations, also
                                                                                called "junk bonds."
                                                                                Foreign investments
                                                                                can include debt
                                                                                securities of issuers
                                                                                in developed markets
                                                                                as well as emerging
                                                                                markets. Can use
                                                                                hedging instruments
                                                                                and certain
                                                                                derivatives.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


       INVESTMENT ADVISER /
          SUB-ADVISER               UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS         MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:              ING PIMCO Core Bond    Maximum total return,   Invests at least 80%    Borrowing and leverage
Directed Services, Inc.          Portfolio              consistent with         of assets (plus         risk, call risk,
                                                        preservation of         borrowings for          convertible securities
SUB-ADVISER:                                            capital and prudent     investment purposes)    risk, credit risk,
Pacific Investment Management                           investment management.  in debt securities of   currency risk, debt
Company LLC                                                                     varying maturities,     securities risk,
                                                                                with a portfolio        derivatives risk,
                                                                                duration that normally  emerging markets risk,
                                                                                varies within a three   foreign investment
                                                                                to six year time        risk, high-yield,
                                                                                frame, including up to  lower-grade debt
                                                                                10% in high-yield debt  securities risk,
                                                                                securities ("junk       interest rate risk,
                                                                                bonds"); U.S.           liquidity risk,
                                                                                government securities;  manager risk, market
                                                                                corporate debt          and company risk,
                                                                                securities of U.S. and  mortgage-related
                                                                                non-U.S. including      securities risk,
                                                                                convertible             portfolio turnover
                                                                                securities, preferred   risk, securities
                                                                                stock, corporate        lending risk and U.S.
                                                                                commercial paper,       government securities
                                                                                "Yankee" dollars and    and obligations risk.
                                                                                "Euros;"
                                                                                mortgage-backed and
                                                                                other asset backed
                                                                                securities issuers
                                                                                inflation-indexed
                                                                                bonds; structured
                                                                                notes; event linked
                                                                                bonds and loan
                                                                                participations,
                                                                                delalyed funding loans
                                                                                (see the prospectus
                                                                                for the rest) and
                                                                                derivatives. The
                                                                                Portfolio may invest
                                                                                up to 10% of its total
                                                                                assets in securities
                                                                                of issuers based in
                                                                                countries with
                                                                                developing (or
                                                                                "emerging markets")
                                                                                economies. May engage
                                                                                in derivatives
                                                                                transactions.

INVESTMENT ADVISER:              ING PIMCO High Yield   Maximum total return,   Invests at least 80%    Borrowing and leverage
Directed Services, Inc.          Portfolio              consistent with         of assets (plus         risk, call risk,
                                                        preservation of         borrowings for          convertible securities
SUB-ADVISER:                                            capital and prudent     investment purposes)    risk, credit risk,
Pacific Investment Management                           investment management.  in a diversified        currency risk, debt
Company LLC                                                                     portfolio of high       securities risk,
                                                                                yield securities        derivatives risk,
                                                                                ("junk bonds") rated    emerging markets risk,
                                                                                below investment grade  foreign investment
                                                                                but rated at least      risk, high-yield,
                                                                                CCC/Caa by Moody's      lower-grade debt
                                                                                Investors Service,      securities risk,
                                                                                Inc., Standard and      interest rate risk,
                                                                                Poor's Rating Service,  liquidity risk,
                                                                                or Fitch, or if         manager risk, market
                                                                                unrated, determined to  and company risk,
                                                                                be of comparable        mortgage-related
                                                                                quality, subject to a   securities risk,
                                                                                maximum of 5% of total  securities lending
                                                                                assets in CCC/Caa       risk and U.S.
                                                                                securities. The         government securities
                                                                                remainder of assets     and obligations risk.
                                                                                may be invested in
                                                                                investment grade
                                                                                fixed-income
                                                                                investments. May also
                                                                                invest up to 20% in
                                                                                non-US
                                                                                dollar-denominated
                                                                                securities and without
                                                                                limit in U.S.
                                                                                dollar-denominated
                                                                                foreign securities (up
                                                                                to 10% in emerging
                                                                                markets). The average
                                                                                portfolio duration is
                                                                                two- to six-years. May
                                                                                invest in corporate
                                                                                debt securities,
                                                                                including convertible
                                                                                securities; preferred
                                                                                stock; corporate
                                                                                commercial paper,
                                                                                "Yankee" dollars and
                                                                                "Euros",
                                                                                mortgage-backed and
                                                                                other asset-backed
                                                                                securities. May invest
                                                                                in derivatives.

INVESTMENT ADVISER:              ING Pioneer Fund       Reasonable income and   Invests in a broad      Convertible securities
Directed Services, Inc.          Portfolio              capital growth.         list carefully          risk, depositary
                                                                                selected securities     receipts risk,
SUB-ADVISER:                                                                    believed to be          derivatives risk,
Pioneer Investment Management,                                                  reasonably priced       equity securities
Inc.                                                                            rather than in          risk, foreign
                                                                                securities whose price  investment risk,
                                                                                reflects a premium      manager risk, market
                                                                                resulting from their    and company risk and
                                                                                current market          value investing risk.
                                                                                popularity. Invests
                                                                                the major portion of
                                                                                its assets in equity
                                                                                securities, primarily
                                                                                of U.S. issuers.
                                                                                Equity securities
                                                                                include common stocks,
                                                                                convertible debt and
                                                                                other equity
                                                                                instruments such as
                                                                                depositary receipts,
                                                                                warrants, rights and
                                                                                preferred stock.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


       INVESTMENT ADVISER /
          SUB-ADVISER               UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS         MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:              ING Pioneer High Yield Maximize total return   Invests at least 80%    Call risk, convertible
ING Life Insurance and Annuity   Portfolio              through income and      of its net assets in    securities risk,
Company                                                 capital appreciation.   below investment grade  credit risk, debt
                                                                                (high yield) debt       securities risk,
SUB-ADVISER:                                                                    securities and          depositary receipts
Pioneer Investment Management,                                                  preferred stocks. The   risk, derivatives risk
Inc.                                                                            Portfolio's             emerging markets risk,
                                                                                investments may have    equity securities
                                                                                fixed or variable       risk, foreign
                                                                                principal payments and  investment risk,
                                                                                all types of interest   high-yield,
                                                                                rate and dividend       lower-grade debt
                                                                                payment and reset       securities risk,
                                                                                terms. The Portfolio    interest rate risk,
                                                                                invests in securities   leveraging risk,
                                                                                with a broad range of   liquidity risk,
                                                                                maturities, and its     manager risk, market
                                                                                high yield securities   and company risk,
                                                                                investments may be      mortgage-related
                                                                                convertible into        securities risk,
                                                                                equity securities.      prepayment risk,
                                                                                From time to time, may  securities lending
                                                                                invest more than 25%    risk, value investing
                                                                                of its assets in the    risk and zero-coupon
                                                                                same market segment,    risk.
                                                                                such as financials or
                                                                                technology. May invest
                                                                                in securities of
                                                                                Canadian issuers to
                                                                                the same extent as
                                                                                securities of U.S.
                                                                                issuers. The Portfolio
                                                                                may invest up to 15%
                                                                                of its total assets in
                                                                                foreign securities
                                                                                (excluding Canadian
                                                                                issuers) including
                                                                                debt and equity
                                                                                securities of
                                                                                corporate issuers and
                                                                                debt securities of
                                                                                government issuers in
                                                                                developed and emerging
                                                                                markets. May invest in
                                                                                investment grade and
                                                                                below investment grade
                                                                                convertible bonds and
                                                                                preferred stocks that
                                                                                are convertible into
                                                                                equity securities,
                                                                                mortgage-backed and
                                                                                asset-backed
                                                                                securities, mortgage
                                                                                derivatives and
                                                                                structured securities.
                                                                                May also invest in
                                                                                equity securities of
                                                                                U.S. and non-U.S.
                                                                                issuers including
                                                                                common stocks,
                                                                                depositary receipts,
                                                                                warrants, rights and
                                                                                other equity
                                                                                interests. May use
                                                                                derivatives for
                                                                                hedging, but from time
                                                                                to time may use
                                                                                derivatives as a
                                                                                substitute for
                                                                                purchasing or selling
                                                                                securities or to
                                                                                increase the
                                                                                Portfolio's return.
                                                                                Normally, the
                                                                                Portfolio invests
                                                                                substantially all of
                                                                                its assets to meet its
                                                                                investment objective.
                                                                                The Portfolio may
                                                                                invest the remainder
                                                                                of its assets in
                                                                                securities with
                                                                                remaining maturities
                                                                                of less than one year,
                                                                                cash equivalents or
                                                                                may hold cash.

INVESTMENT ADVISER:              ING Pioneer Mid Cap    Capital appreciation.   Invests at least 80%    Call risk, convertible
Directed Services, Inc.          Value Portfolio                                of assets in equity     securities risk, debt
                                                                                securities of mid-size  securities risk,
SUB-ADVISER:                                                                    companies (companies    depositary receipts
Pioneer Investment Management,                                                  with market values      risk, equity
Inc.                                                                            within the range of     securities risk,
                                                                                companies in the        foreign investment
                                                                                Russell Midcap          risk, derivatives
                                                                                Value(R) Index).        risk, manager risk,
                                                                                Focuses on companies    market and company
                                                                                with capitalizations    risk, market
                                                                                within the $1 billion   capitalization risk,
                                                                                to $10 billion range.   mid-capitalization
                                                                                Equity securities in    company risk, and
                                                                                which the Portfolio     value investing risk.
                                                                                principally invests
                                                                                include common stocks,
                                                                                preferred stocks,
                                                                                depositary receipts,
                                                                                and convertible debt
                                                                                but may invest in
                                                                                other equity
                                                                                securities to a lesser
                                                                                extent.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


     INVESTMENT ADVISER /
        SUB-ADVISER                 UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS         MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:              ING Templeton Foreign  Long-term capital       Invests at least 80%    Convertible securities
ING Life Insurance and Annuity   Equity Portfolio       growth.                 of its net assets in    risk, currency risk,
Company                                                                         foreign (non-U.S.)      depositary receipts
                                                                                equity securities,      risk, derivatives
SUB-ADVISER:                                                                    including countries     risk, emerging markets
Templeton Investment Counsel,                                                   with emerging           risk, equity
LLC                                                                             securities markets.     securities risk,
                                                                                Equity securities       foreign investment
                                                                                include common stocks,  risk, geographic focus
                                                                                preferred stocks and    risk, manager risk,
                                                                                convertible             market and company
                                                                                securities. May also    risk, portfolio
                                                                                invest a portion of     turnover risk, price
                                                                                its assets in smaller   volatility risk,
                                                                                companies (those        sector risk,
                                                                                companies with market   securities lending
                                                                                capitalizations of      risk,
                                                                                less than $4 billion).  small-capitalization
                                                                                May also invest in      company risk and value
                                                                                ADRs, GDRs and EDRs.    investing risk.
                                                                                The Portfolio may also
                                                                                have significant
                                                                                investments in one or
                                                                                more countries or on
                                                                                particular sectors,
                                                                                such as financial
                                                                                institutions or
                                                                                industrial companies.
                                                                                May use derivatives
                                                                                and may invest up to
                                                                                5% of its total assets
                                                                                in swap agreements,
                                                                                put and call options
                                                                                and collars. The
                                                                                Sub-Adviser may invest
                                                                                up to 100% of the
                                                                                Portfolio's assets in
                                                                                a temporary defensive
                                                                                manner by holding all
                                                                                or a substantial
                                                                                portion of its assets
                                                                                in cash, cash
                                                                                equivalents or other
                                                                                high quality
                                                                                short-term
                                                                                investments. Temporary
                                                                                defensive investments
                                                                                may generally include
                                                                                money market
                                                                                securities, short-term
                                                                                and medium-term U.S.
                                                                                and foreign government
                                                                                securities, bank
                                                                                obligations and
                                                                                repurchase agreements.

INVESTMENT ADVISER:              ING Templeton Global   Capital appreciation.   Under normal market     Call risk, convertible
Directed Services, Inc.          Growth Portfolio       Current income is only  conditions, the         securities risk,
                                                        an incidental           Portfolio invests       currency risk, debt
PORTFOLIO MANAGER:                                      consideration.          mainly in equity        securities risks,
Templeton Global Advisors                                                       securities, including   depositary receipts
Limited                                                                         common and preferred    risk, derivatives
                                                                                stocks and convertible  risk, emerging markets
                                                                                securities, of          risk, equity
                                                                                companies located in a  securities risk,
                                                                                number of different     foreign investment
                                                                                countries anywhere in   risk, manager risk,
                                                                                the world, including    securities lending
                                                                                emerging markets. The   risk,
                                                                                Portfolio also invests  small-capitalization
                                                                                in depository receipts  company risk, and
                                                                                and derivatives. The    value investing risk.
                                                                                Portfolio may invest
                                                                                up to 25% of its total
                                                                                assets in debt
                                                                                securities of
                                                                                companies and
                                                                                governments located
                                                                                anywhere in the world.

INVESTMENT ADVISER:              ING T. Rowe Price      Over the long-term, a   Invests amongst three   Allocation risk, call
Directed Services, Inc.          Capital Appreciation   high total investment   asset classes: equity   risk, convertible
                                 Portfolio              return, consistent      securities, debt        securities risk,
SUB-ADVISER:                                            with the preservation   securities (including   credit risk, debt
T. Rowe Price Associates, Inc.                          of capital and with     up to 15% in high       securities risk,
                                                        prudent investment      yield of "junk          income risk,
                                                        risk.                   bonds"), and money      derivatives risk,
                                                                                market instruments.     equity securities
                                                                                Invests primarily in    risk, foreign
                                                                                common stocks of        investment risk,
                                                                                established companies   high-yield,
                                                                                believed to have        lower-grade debt
                                                                                potential for growth.   securities risk,
                                                                                Debt securities and     income risk, interest
                                                                                convertible bonds may   rate risk, manager
                                                                                often constitue a       risk, market and
                                                                                significant portion of  company risk, market
                                                                                the Portfolio's         capitalization risk,
                                                                                investment portfolio.   maturity risk,
                                                                                Up to 25% of the        securities lending
                                                                                Portfolio's net assets  risk, special
                                                                                may be invested in      situations risk, U.S.
                                                                                foreign equity          government securities
                                                                                securities. The         and obligations risk,
                                                                                remaining assets may    and value investing
                                                                                be invested in other    risk.
                                                                                securities, including
                                                                                convertibles,
                                                                                warrants, preferred
                                                                                stock, corporate and
                                                                                government debt,
                                                                                futures and options.
                                                                                May purchase debt
                                                                                securities of any
                                                                                maturity and credit
                                                                                quality.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


     INVESTMENT ADVISER /
        SUB-ADVISER                 UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS         MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:              ING T. Rowe Price      Long-term capital       Invests at least 80%    Derivatives risk,
ING Life Insurance and Annuity   Diversified Mid Cap    appreciation.           of assets in equity     equity securities
Company                          Growth Portfolio                               securities of           risk, foreign
                                                                                companies having a      investment risk,
SUB-ADVISER:                                                                    market capitalization   growth investing risk,
T. Rowe Price Associates Inc.                                                   within the range of     market and company
                                                                                companies in the        risk,
                                                                                Russell Midcap(R)       mid-capitalization
                                                                                Growth Index or the     company risk, and
                                                                                S&P Mid Cap 400 Index.  over-the-counter
                                                                                Focuses on midsize      ("OTC") investment
                                                                                companies whose         risk.
                                                                                earnings are expected
                                                                                to grow at a rate
                                                                                faster than the
                                                                                average company. Other
                                                                                securities in which
                                                                                the Portfolio may
                                                                                invest include foreign
                                                                                stocks and futures,
                                                                                and options.

INVESTMENT ADVISER:              ING T. Rowe Price      Substantial dividend    Invests at least 80%    Call risk, convertible
Directed Services, Inc.          Equity Income          income as well as       of its assets in        securities risk, debt
                                 Portfolio              long-term growth of     common stocks, with     securities risk,
SUB-ADVISER:                                            capital.                65% in the common       derivatives risk,
T. Rowe Price Associates, Inc.                                                  stocks of               equity securities
                                                                                well-established        risk, foreign
                                                                                companies paying        investment risk,
                                                                                above-average           high-yield,
                                                                                dividends. May invest   lower-grade debt
                                                                                in convertible          securities risk,
                                                                                securities, warrants,   manager risk, market
                                                                                preferred stocks,       and company risk,
                                                                                foreign securities,     securities lending
                                                                                debt securities         risk and value
                                                                                (including high yield   investing risk.
                                                                                debt securities) and
                                                                                futures and options.

INVESTMENT ADVISER:              ING T. Rowe Price      Long-term capital       Invests at least 80%    Currency risk,
ING Life Insurance and Annuity   Growth Equity          growth, and             of assets in common     depositary receipts
Company                          Portfolio              secondarily,            stocks. Concentrates    risk, derivatives
                                                        increasing dividend     in growth companies.    risk, emerging markets
SUB-ADVISER:                                            income.                 The Portfolio may have  risk, equity
T. Rowe Price Associates, Inc.                                                  exposure to foreign     securities risk,
                                                                                currencies and          foreign investment
                                                                                investment may include  risk, growth investing
                                                                                foreign securities,     risk, market and
                                                                                hybrids, depositary     company risk.
                                                                                receipt securities and
                                                                                derivatives.
                                                                                Investments in foreign
                                                                                securities are limited
                                                                                to 30%.

INVESTMENT ADVISER;              ING UBS U.S.           Maximize total return   Allocates assets among  Allocation risk, call
Directed Services, Inc.          Allocation Portfolio   over the long term by   the following classes,  risk, credit risk,
                                                        allocating its assets   or types of             debt securities risk,
SUB-ADVISER                                             among stocks, bonds,    investments: stocks,    derivatives risk,
UBS Global Asset Management                             short-term instruments  bonds, and short-term   equity securities
(Americas) Inc.                                         and other investments.  money market debt       risk, high-yield,
                                                                                obligations. Equity     lower-grade debt
                                                                                securities include all  securities risk,
                                                                                types, and may          income risk, interest
                                                                                purchase small, medium  rate risk, investment
                                                                                or large                models risk, manager
                                                                                capitalization equity   risk, market and
                                                                                securities. The bond    company risk, market
                                                                                class includes all      capitalization risk,
                                                                                varieties of            maturity risk,
                                                                                fixed-income            mid-capitalization
                                                                                securities, including   company risk, other
                                                                                lower-quality debt      investment companies
                                                                                securities, maturing    risk, portfolio
                                                                                in more than one year.  turnover risk,
                                                                                The short-term/money    securities lending
                                                                                market class includes   risk and
                                                                                all types of            small-capitalization
                                                                                short-term and money    company risk
                                                                                market instruments
                                                                                that are not in the
                                                                                bond class. May invest
                                                                                the Portfolio's assets
                                                                                in these classes by
                                                                                investing in other
                                                                                funds. The equity
                                                                                portion is generally
                                                                                selected from those
                                                                                securities whose
                                                                                fundamental values are
                                                                                believed to be greater
                                                                                than their market
                                                                                prices. The
                                                                                fixed-income
                                                                                securities will not
                                                                                have a maximum
                                                                                maturity limitation.
                                                                                May invest in both
                                                                                investment grade and
                                                                                high yield
                                                                                (lower-rated)
                                                                                securities or, if
                                                                                unrated, determined to
                                                                                be of comparable
                                                                                quality. May invest in
                                                                                cash or cash
                                                                                equivalent
                                                                                instruments, including
                                                                                shares of an
                                                                                affiliated investment
                                                                                company. May also
                                                                                invest in derivatives
                                                                                and exchange traded
                                                                                funds.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


     INVESTMENT ADVISER /
        SUB-ADVISER                 UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS         MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:              ING UBS U.S. Large Cap Long-term growth of     Invests at least 80%    Derivatives risk,
ING Life Insurance and Annuity   Equity Portfolio       capital and future      of net assets in U.S.   equity securities
Company                                                 income.                 large capitalization    risk, market and
                                                                                equity securities       company risk,
SUB-ADVISER:                                                                    (defined as those with  mid-capitalization
UBS Global Asset Management                                                     a market                company risk,
(Americas) Inc.                                                                 capitalization range    over-the-counter
                                                                                equal to that of the    ("OTC") investment
                                                                                Russell 1000(R)         risk, portfolio
                                                                                Index). Investments     turnover risk and
                                                                                may include             small-capitalization
                                                                                dividend-paying         company risk.
                                                                                securities, common
                                                                                stock and preferred
                                                                                stock. In general, the
                                                                                Portfolio emphasizes
                                                                                large capitalization
                                                                                stocks, but also may
                                                                                hold small and
                                                                                intermediate cap
                                                                                stocks. The Portfolio
                                                                                may use options,
                                                                                futures, and other
                                                                                derivatives.

INVESTMENT ADVISER:              ING UBS U.S. Small Cap Long-term capital       Invests at least 80%    Derivatives risk,
ING Life Insurance and Annuity   Growth Portfolio       appreciation.           of its net assets in    equity securities
Company                                                                         equity securities of    risk, foreign
                                                                                U.S. small              investment risk,
SUB-ADVISER:                                                                    capitalization          manager risk, market
UBS Global Asset Management                                                     companies (those        and company risk and
(Americas) Inc.                                                                 companies with market   small-capitalization
                                                                                capitalizations of      company risk.
                                                                                $2.5 billion or less
                                                                                at the time of
                                                                                purchase). Equity
                                                                                securities may include
                                                                                common stock and
                                                                                preferred stock. May
                                                                                invest up to 20% of
                                                                                its net assets in
                                                                                foreign securities and
                                                                                also invest in
                                                                                derivatives. In
                                                                                selecting securities,
                                                                                the Sub-Adviser seeks
                                                                                to invest in companies
                                                                                that possess dominant
                                                                                market positions or
                                                                                franchises, a major
                                                                                technical edge, or a
                                                                                unique competitive
                                                                                advantage. May also
                                                                                invest in emerging
                                                                                growth companies,
                                                                                which are companies
                                                                                that are expected to
                                                                                experience
                                                                                above-average earnings
                                                                                or cash flow growth or
                                                                                meaningful changes in
                                                                                underlying asset
                                                                                values. May also
                                                                                invest a portion of
                                                                                its assets in
                                                                                securities outside the
                                                                                market capitalization
                                                                                range stated above.
                                                                                May invest in cash or
                                                                                cash equivalent
                                                                                instruments, including
                                                                                shares of an
                                                                                affiliated investment
                                                                                company. When market
                                                                                conditions warrant,
                                                                                may make substantial
                                                                                temporary defensive
                                                                                investments in cash
                                                                                equivalents.

INVESTMENT ADVISER:              ING Van Kampen         Seeks capital growth    Invests in equity       Convertible securities
ING Life Insurance and Annuity   Comstock Portfolio     and income.             securities of           risk, currency risk,
Company                                                                         companies of any        derivatives risk,
                                                                                market-capitalization;  equity securities
SUB-ADVISER:                                                                    up to 10% of assets in  risk, foreign
Van Kampen (Morgan Stanley                                                      high-quality            investment risk,
Investment Management, Inc.)                                                    short-term debt         interest rate risk,
                                                                                securities and          market and company
                                                                                investment grade        risk,
                                                                                corporate debt          mid-capitalization
                                                                                securities; up to 25%   company risk and
                                                                                of assets in foreign    small-capitalization
                                                                                securities; and         company risk.
                                                                                derivatives. Equity
                                                                                securities in which
                                                                                the Portfolio may
                                                                                invest includes common
                                                                                and preferred stocks
                                                                                and convertible
                                                                                securities.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


     INVESTMENT ADVISER /
        SUB-ADVISER                 UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS         MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:              ING Van Kampen Equity  Total return,           Invests at least 80%    Allocation risk,
ING Life Insurance and Annuity   and Income Portfolio   consisting of           of it net assets in     convertible securities
Company                                                 long-term capital       equity and income       risk, credit risk,
                                                        appreciation and        securities. Invests     debt securities risk,
SUB-ADVISER:                                            current income.         primarily in            derivatives risk,
Van Kampen (Morgan Stanley                                                      income-producing        equity securities
Investment Management, Inc.)                                                    equity instruments      risk, foreign
                                                                                (including common       investment risk,
                                                                                stock, preferred stock  interest rate risk,
                                                                                and convertible         market and company
                                                                                securities) and         risk,
                                                                                investment grade        mid-capitalization
                                                                                quality debt            company risk,
                                                                                securities. Invests at  portfolio turnover
                                                                                least 65% in income     risk, real estate
                                                                                producing equity        investment trusts
                                                                                securities and up to    risk, securities
                                                                                25% in foreign          lending risk,
                                                                                securities. May invest  small-capitalization
                                                                                up to 15% in real       company risk and value
                                                                                estate investment       investing risk.
                                                                                trusts ("REITs")

INVESTMENT ADVISER:              ING Van Kampen Equity  Long-term capital       Invests at least 80%    Emerging markets risk,
Directed Services, Inc.          Growth Portfolio       appreciation.           of assets of the        equity securities
                                                                                Portfolio in equity     risk, foreign
SUB-ADVISER:                                                                    securities primarily    investment risk,
Van Kampen (Morgan Stanley                                                      of growth-oriented      growth investing risk,
Investment Management, Inc.)                                                    U.S. companies and of   manager risk, market
                                                                                foreign companies up    and company risk,
                                                                                to 25% and up to 10%    securities lending
                                                                                in emerging markets     risk and portfolio
                                                                                that are listed on      turnover risk.
                                                                                U.S. exchanges or
                                                                                traded in U.S.
                                                                                markets.

INVESTMENT ADVISER:              ING Van Kampen Global  Long-term capital       Invests primarily in    Currency risk,
Directed Services, Inc.          Franchise Portfolio    appreciation.           equity securities of    derivatives risk,
                                                                                companies of any size   diversification risk,
SUB-ADVISER:                                                                    located throughout the  emerging markets risk,
Van Kampen (Morgan Stanley                                                      world, based on a       equity securities
Investment Management, Inc.)                                                    value investing         risk, foreign
                                                                                approach. Invests at    investment risk,
                                                                                least 65% in            manager risk, market
                                                                                securities of issuers   and company risk,
                                                                                from a number of        market capitalization
                                                                                different countries,    risk,
                                                                                which may include the   mid-capitalization
                                                                                United States. May      company risk,
                                                                                invest in securities    securities lending
                                                                                of issuers in emerging  risk,
                                                                                markets and             small-capitalization
                                                                                derivatives. The        company risk, and
                                                                                Portfolio is            value investing risk.
                                                                                non-diversified.

INVESTMENT ADVISER:              ING Van Kampen Growth  Long-term growth of     Invests primarily in    Call risk, convertible
Directed Services, Inc.          and Income Portfolio   capital and income      income-producing        securities risk, debt
                                                                                equity securities of    securities risk,
SUB-ADVISER:                                                                    issuers of any size,    derivatives risk,
Van Kampen                                                                      but with a focus on     equity securities
                                                                                larger-capitalization   risk, foreign
                                                                                companies, including    investment risk,
                                                                                common stocks and       growth investing risk,
                                                                                convertibles; although  manager risk, market
                                                                                investments are also    and company risk,
                                                                                made in                 market capitalization
                                                                                non-convertible         risk,
                                                                                preferred stocks and    mid-capitalization
                                                                                investment grade debt   company risk, real
                                                                                securities, foreign     estate investment
                                                                                securities (up to       trusts risk and
                                                                                25%), and derivatives.  small-capitalization
                                                                                May invest up to 15%    company risk.
                                                                                of its total assets in
                                                                                real estate investment
                                                                                trusts ("REITs").

INVESTMENT ADVISER:              ING Van Kampen Real    Capital appreciation.   Invests at least 80%    Call risk, convertible
Directed Services, Inc.          Estate Portfolio       Current income is a     of its assets in        securities risk, debt
                                                        secondary objective.    equity securities of    securities risk,
SUB-ADVISER:                                                                    companies in U.S. real  derivatives risk,
Van Kampen (Morgan Stanley                                                      estate industry that    diversification risk,
Investment Management, Inc.)                                                    are listed on national  equity securities
                                                                                exchanges or the        risk, high-yield,
                                                                                NASDAQ. The Portfolio   lower-grade debt
                                                                                is non-diversified.     securities risk,
                                                                                May also invest in      industry concentration
                                                                                debt or convertible     risk, manager risk,
                                                                                securities of           market and company
                                                                                companies whose         risk, mortgage-related
                                                                                products and services   securities risk, real
                                                                                related to the real     estate investment
                                                                                estate industry, up to  trusts risk, sector
                                                                                25% in financial        risk and securities
                                                                                institutions which      lending risk.
                                                                                issue or service
                                                                                mortgages, securities
                                                                                of companies which
                                                                                have significant real
                                                                                estate holdings, up to
                                                                                20% in high yield debt
                                                                                securities and
                                                                                convertible bonds,
                                                                                mortgage- and
                                                                                asset-backed
                                                                                securities and covered
                                                                                options on securities
                                                                                and stock indexes.

--------------------------------------------------------------------------------
   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


     INVESTMENT ADVISER /
        SUB-ADVISER                 UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS         MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:              ING VP Balanced        Maximize investment     Invests in a mixture    Allocation risk,
ING Investments, LLC             Portfolio              return with reasonable  of equity securities    convertible securities
                                                        safety of principal.    such as common and      risk, derivatives
SUB-ADVISER:                                                                    preferred stock, debt   risk, foreign
ING Investment Management Co.                                                   such as bonds,          investment risk,
                                                                                mortgage-related and    high-yield,
                                                                                other asset-backed      lower-grade debt
                                                                                securities, U.S.        securities risk,
                                                                                government securities   interest rate risk,
                                                                                and money market        mortgage risk,
                                                                                instruments. Typically  portfolio turnover
                                                                                maintains 75% in        risk, price volatility
                                                                                equities and 20% in     risk and U.S.
                                                                                debt (including money   government securities
                                                                                market instruments).    and obligations risk.
                                                                                May also invest in
                                                                                convertible
                                                                                securities, foreign
                                                                                debt securities and
                                                                                derivatives.

INVESTMENT ADVISER:              ING VP Growth and      Maximize total return.  Invests at least 65%    Convertible securities
ING Investments, LLC             Income Portfolio                               of assets in equity     risk, derivatives
                                                                                securities of large     risk, foreign
SUB-ADVISER:                                                                    U.S. companies          investment risk,
ING Investment Management Co.                                                   believed to have        market trends risk,
                                                                                above-average growth    portfolio turnover
                                                                                potential.              risk, price volatility
                                                                                Strategically invests   risk, and securities
                                                                                in mid-sized companies  lending risk.
                                                                                and up to 25% in
                                                                                foreign issuers. May
                                                                                invest in derivatives.

INVESTMENT ADVISER:              ING VP Growth          Growth of capital.      Invests primarily in    Convertible securities
ING Investments, LLC             Portfolio                                      equity securities of    risk, derivatives
                                                                                large U.S. companies    risk, foreign
SUB-ADVISER:                                                                    (with a market          investment risk,
ING Investment Management Co.                                                   capitalization of at    growth investing risk,
                                                                                least $4 billion)       portfolio turnover
                                                                                believed to have        risk, price volatility
                                                                                growth potential,       risk, and securities
                                                                                although it may invest  lending risk.
                                                                                in companies of any
                                                                                size. The Portfolio
                                                                                may also invest in
                                                                                derivatives and
                                                                                foreign securities.

INVESTMENT ADVISER:              ING VP High Yield      High level of current   Invests at least 80%    Credit risk,
ING Investments, LLC             Bond Portfolio         income and total        of its assets in a      derivatives risk,
                                                        return.                 portfolio of            foreign investment
SUB-ADVISER:                                                                    high-yield bonds        risk, high yield,
ING Investment Management Co.                                                   ("junk bonds"). May     lower-grade debt
                                                                                also invest in          securities risk,
                                                                                investment grade debt   illiquid securities
                                                                                securities, common      risk, interest rate
                                                                                stocks and preferred    risk, portfolio
                                                                                stocks, U.S.            turnover risk, price
                                                                                government securities,  volatility risk, and
                                                                                and money market        securities lending
                                                                                instruments.            risk.

INVESTMENT ADVISER:              ING VP Index Plus      Seeks to outperform     Invests at least 80%    Convertible securities
ING Investments, LLC             International Equity   the total return        of its assets in        risk, derivatives
                                 Portfolio              performance of the      stocks included in the  risk, equity
SUB-ADVISER:                                            Morgan Stanley Capital  MSCI EAFE(R) Index,     securities risk,
ING Investment Management                               International Europe    exchange-traded funds   foreign investment
Advisors, B.V.                                          Australasia and Far     ("ETFs"), and           risk, index strategy
                                                        East Index ("MSCI       derivatives (including  risk, manager risk,
                                                        EAFE(R) Index"), while  futures and options)    market and company
                                                        maintaining a market    whose economic returns  risk, market
                                                        level of risk.          are similar to the      capitalization risk,
                                                                                MSCI EAFE(R) Index or   market trends risk,
                                                                                its components. May     other investment
                                                                                also invest in          companies risk, and
                                                                                convertible securities  securities lending
                                                                                included in the MSCI    risk.
                                                                                EAFE(R) Index. At any
                                                                                one time, the
                                                                                Portfolio Manager
                                                                                generally includes in
                                                                                the Portfolio between
                                                                                300 and 400 of the
                                                                                stocks included in the
                                                                                MSCI EAFE(R) Index.

INVESTMENT ADVISER:              ING VP Index Plus      Outperform the total    Invests at least 80%    Derivatives risk,
ING Investments, LLC             LargeCap Portfolio     return performance of   of assets in equity     manager risk, price
                                                        the Standard & Poor's   securities included in  volatility risk and
SUB-ADVISER:                                            500 Composite Stock     the S&P 500 Index and   securities lending
ING Investment Management Co.                           Price Index ("S&P 500   have a market           risk.
                                                        Index").                capitalization of at
                                                                                least $4 billion. May
                                                                                also invest in
                                                                                derivatives and other
                                                                                investment companies.

INVESTMENT ADVISER:              ING VP Index Plus      Outperform the total    Invests at least 80%    Derivatives risk,
ING Investments, LLC             MidCap Portfolio       return performance of   of assets in            manager risk,
                                                        the Standard & Poor's   securities of           mid-capitalization
SUB-ADVISER:                                            MidCap 400 Index ("S&P  mid-capitalization      company risk, price
ING Investment Management Co.                           400 Index").            companies included in   volatility risk and
                                                                                the S&P 400 Index. May  securities lending
                                                                                invest in derivatives.  risk.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


     INVESTMENT ADVISER /
        SUB-ADVISER                 UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS         MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:              ING VP Index Plus      Outperform the total    Invests at least 80%    Derivatives risk,
ING Investments, LLC             SmallCap Portfolio     return performance of   of assets in            manager risk, price
                                                        the Standard & Poor's   securities of           volatility risk,
SUB-ADVISER:                                            SmallCap 600 Index      small-capitalization    securities lending
ING Investment Management Co.                           ("S&P 600 Index"),      companies included in   risk and
                                                        while maintaining a     the S&P 600 Index. May  small-capitalization
                                                        market level of risk.   invest in derivatives.  company risk.

INVESTMENT ADVISER:              ING VP Intermediate    Maximize total return   Invests at least 80%    Credit risk, debt
ING Investments, LLC             Bond Portfolio         consistent with         of its assets in a      securities risk,
                                                        reasonable risk.        portfolio of bonds      derivatives risk,
SUB-ADVISER:                                                                    including government,   extension risk,
ING Investment Management Co.                                                   corporate, and          foreign investment
                                                                                mortgage bonds. May     risk, high-yield,
                                                                                also invest in          lower-grade debt
                                                                                high-yield bonds        securities risk,
                                                                                ("junk bonds") but      interest rate risk,
                                                                                will seek to maintain   mortgage-related
                                                                                a minimum average       securities risk,
                                                                                quality rating of       portfolio turnover
                                                                                investment grade. May   risk, prepayment risk,
                                                                                also invest in          price volatility risk,
                                                                                preferred stocks, high  securities lending
                                                                                quality money market    risk and U.S.
                                                                                instruments, municipal  government securities
                                                                                bonds, debt securities  and obligations risk.
                                                                                of foreign issuers,
                                                                                mortgage- and
                                                                                asset-backed
                                                                                securities, options
                                                                                and future contracts
                                                                                involving securities,
                                                                                security indices and
                                                                                interest rates. May
                                                                                engage in dollar role
                                                                                transactions and swap
                                                                                agreements.

INVESTMENT ADVISER:              ING VP International   Seeks long-term         Invests at least 80%    Convertible securities
ING Investments, LLC             Equity Portfolio       capital growth.         of its assets in        risk, derivatives
                                                                                equity securities. At   risk, emerging markets
SUB-ADVISER:                                                                    least 65% of the        risk, foreign
ING Investment Management Co.                                                   Portfolio's assets      investment risk,
                                                                                will normally be        market trends risk,
                                                                                invested in securities  price volatility risk
                                                                                of companies of any     and securities lending
                                                                                size principally        risk.
                                                                                traded in a number of
                                                                                different countries
                                                                                outside of the U.S.
                                                                                May also invest in
                                                                                emerging markets.
                                                                                These securities
                                                                                include common stocks
                                                                                and convertibles. May
                                                                                invest in derivative
                                                                                instruments.

INVESTMENT ADVISER:              ING VP MidCap          Long-term capital       Invests at least 80%    Market trends risk,
ING Investments, LLC             Opportunities          appreciation.           of its assets in        mid-cap company risk,
                                 Portfolio                                      equity securities of    portfolio turnover
SUB-ADVISER:                                                                    medium-sized U.S.       risk, price volatility
ING Investment Management Co.                                                   companies (defined as   risk and securities
                                                                                those whose market      lending risk.
                                                                                capitalizations fall
                                                                                within the range of
                                                                                companies in the
                                                                                Russell MidCap(R)
                                                                                Growth Index) believed
                                                                                to have growth
                                                                                potential.

INVESTMENT ADVISER:              ING VP Real Estate     Total return.           Invests at least 80%    Illiquid securities
ING Investments, LLC             Portfolio                                      of its assets in        risk, industry risk,
                                                                                common and preferred    initial public
SUB-ADVISER:                                                                    stocks of U.S. real     offerings risk,
ING Clarion Real Estate                                                         estate investment       manager risk, market
Securities L.P.                                                                 trusts ("REITs") and    trends risk,
                                                                                real estate companies   diversification risk,
                                                                                of any market           price volatility risk,
                                                                                capitalization. Will    real estate investment
                                                                                generally not invest    trusts risk,
                                                                                in companies with       securities lending
                                                                                market capitalizations  risk.
                                                                                of less than $1
                                                                                million. May invest in
                                                                                initial public
                                                                                offerings.

ADVISER:                         ING VP Small Company   Growth of capital.      Invests in at least     Derivatives risk,
ING Investments, LLC             Portfolio                                      80% of assets in        foreign investment
                                                                                equity securities of    risk, market trends
SUB-ADVISER:                                                                    small-sized U.S.        risk, price volatility
ING Investment Management Co.                                                   companies (defined as   risk, securities
                                                                                those included in the   lending risk and
                                                                                S&P SmallCap 600 Index  smalll-capitalization
                                                                                or Russell 2000(R)      company risk.
                                                                                Index) believed to
                                                                                have growth potential.
                                                                                The Portfolio may also
                                                                                invest in derivatives
                                                                                and, to a limited
                                                                                extent, foreign
                                                                                securities.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


     INVESTMENT ADVISER /
        SUB-ADVISER                 UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS         MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------
ADVISER:                         ING VP SmallCap        Long-term capital       Invests at least 80%    Market trends risk,
ING Investments, LLC             Opportunities          appreciation.           of its assets in        portfolio turnover
                                 Portfolio                                      equity securities of    risk, price volatility
SUB-ADVISER:                                                                    smaller, lesser-known   risk, securities
ING Investment Management Co.                                                   U.S. companies          lending risk and
                                                                                (defined as those with  smalll-capitalization
                                                                                market capitalizations  company risk.
                                                                                that fall within the
                                                                                range of companies in
                                                                                the Russell 2000(R)
                                                                                Growth Index) believed
                                                                                to have growth
                                                                                potential.

ADVISER:                         ING VP Value           Growth of capital.      Invests at least 65%    Foreign investment
ING Investments, LLC             Opportunity Portfolio                          of its total assets in  risk, price volatility
                                                                                common stocks. The      risk, securities
SUB-ADVISER:                                                                    Portfolio may invest    lending risk and value
ING Investment Management Co.                                                   in companies of any     investing risk.
                                                                                size although it tends
                                                                                to invest a majority
                                                                                of its assets in
                                                                                companies with a
                                                                                market capitalization
                                                                                greater than $1
                                                                                billion. May also
                                                                                invest the remaining
                                                                                35% in other types of
                                                                                securities including
                                                                                foreign securities and
                                                                                securities of smaller
                                                                                companies.

ADVISER:                         ING Wells Fargo Mid    Long-term capital       Invests at least 80%    Call risk, debt
Directed Services, Inc.          Cap Disciplined        growth.                 of its net assets       securities risk,
                                 Portfolio                                      (plus borrowings for    equity securities
SUB-ADVISER:                                                                    investment purposes)    risk, foreign
Wells Capital Management                                                        in securities of        investment risk,
                                                                                mid-capitalization      manager risk, market
                                                                                companies found within  and company risk,
                                                                                the range of companies  market capitalization
                                                                                comprising the Russell  risk,
                                                                                Midcap(R) Value Index   mid-capitalization
                                                                                at the time of          company risk,
                                                                                purchase. May invest    portfolio turnover
                                                                                in any sector and may   risk, sector risk,
                                                                                emphasize one or more   securities lending
                                                                                particular sectors.     risk, and value
                                                                                May invest up to 25%    investing risk.
                                                                                of its assets in
                                                                                foreign securities and
                                                                                loan up to 33 1/3% of
                                                                                its total assets.

INVESTMENT MANAGER:              ING Wells Fargo Small  Long-term capital       Invests at least 80%    Equity securities
ING Investments, LLC             Cap Disciplined        appreciation.           of its assets in the    risk, foreign
                                 Portfolio                                      securities of           investment risk,
SUB-ADVISER:                                                                    small-capitalization    manager risk, market
Wells Capital Management                                                        companies (companies    and company risk,
                                                                                whose market            market capitalization
                                                                                capitalization is       risk, portfolio
                                                                                similar to that of      turnover risk, sector
                                                                                companies in the        risk, securities
                                                                                Russell 2500(TM) Index  lending risk,
                                                                                at the time of          small-capitalization
                                                                                purchase). May invest   company risk and value
                                                                                in any sector, and at   investing risk.
                                                                                times, the Sub-Adviser
                                                                                may emphasize one or
                                                                                more particular
                                                                                sectors. May also
                                                                                invest up to 25% of
                                                                                its total assets in
                                                                                foreign securities

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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the LifeStyle
Portfolios:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS


Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the LifeStyle Portfolios. Furthermore, ING Investments' allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.


There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the LifeStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an investment adviser believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the LifeStyle Portfolios among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment manager to the LifeStyle Portfolios, and it or an affiliate serves as investment adviser or sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to ING Investments or an affiliate. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a LifeStyle Portfolio.


ING Investments has informed the Trust's Board that its investment process may be influenced by an independent consulting firm, and that it has developed an investment process using an allocation committee to make sure that the LifeStyle Portfolios are managed in the best interest of shareholders of the LifeStyle Portfolios. Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:


ALLOCATION RISK. Certain of the Underlying Funds will allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment

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opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. The Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.


CREDIT DERIVATIVES RISK. A Portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap note) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

CURRENCY RISK. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEFENSIVE INVESTING RISK. A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund. Instead the LifeStyle Portfolios or an Underlying Fund may invest a substantial portion of their assets in money market instruments, repurchase agreements and U.S. government debt, including when it is is investing for temporary defensive purposes, which could reduce the underlying returns.

DEPOSITARY RECEIPTS RISK. Certain Underlying Funds may invest in Depositary Receipts ("ADRs"), including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the

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underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. Each Portfolio may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund subject to diversification risk may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.


EMERGING GROWTH RISK. A Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in a Portfolio's net asset value and the value of your investment.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

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EXTENSION RISK. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipt ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.


GEOGRAPHIC FOCUS RISK. Concentrating investments in a limited number of countries, may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.


GROWTH STOCK RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


HEADLINE RISK. To take advantage of an attractive valuation, an Underlying Fund may invest in a company when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual shareholder report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. There is a risk that the company's stock may never recover.

HIGH-YIELD, LOWER GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested. The risk is typically greater for those Underlying Funds that invest in short-term debt securities.


INDEX STRATEGY RISK. An Underlying Fund Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor

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stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.


INDUSTRY CONCENTRATION RISK. An Underlying Fund that invests more than 25% of its assets in an industry or group of industries may be adversely affected by developments affecting the industry or industries. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. The value of shares of such an Underlying Fund may fluctuate more than if it invested in a broader variety of industries.


INFLATION RISK. Inflation may result in higher prices and thus erode the value of an Underlying Fund's investment returns or cash held.


INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the LifeStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the LifeStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the LifeStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK. The proprietary models used by an Underlying Fund's Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Fund may outperform or underperform other portfolios that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on an Underlying Fund during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Underlying Fund will have access to profitable IPOs. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

ISSUER CONCENTRATION RISK. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.


LARGE POSITIONS RISK. An Underlying Fund may establish significant positions in companies which the sub-adviser has the greatest conviction. If the stock price of one or more of the companies should decrease, it would have a big impact on an Underlying Fund's net asset value. An Underlying Fund's returns may be more volatile than those of a less concentrated portfolio.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, an Underlying Fund may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio

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positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Underlying Fund's securities.


LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve an Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.


MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly

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as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.


OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PREPAYMENT RISK. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUSTS ("REITs") RISK. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that

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destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REITs may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.


RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. Certain Underlying Funds may make short sales, which involves selling a security the Underlying Fund does not own in anticipation that the security's price will decline. An Underlying Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose an Underlying Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying Fund. When an Underlying Fund must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the value of a security owned by the Underlying Fund or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Underlying Fund's long position would be reduced by a gain in the short position. The extent to which such gains or loses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Underlying Fund owns.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

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SOVEREIGN DEBT RISK. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

SPECIAL SITUATIONS RISK. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

STOCK RISK. Stock prices have historically risen and fallen in periodic cycles. Recently, U.S. stock markets and certain foreign stock markets have experienced substantial price volatility.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.


ZERO-COUPON RISK. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

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MANAGEMENT OF THE LIFESTYLE PORTFOLIOS


ADVISER. ING Investments serves as the investment adviser to each of the LifeStyle Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, ING Investments managed approximately $42 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

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ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the a Portfolio and its principal investment strategies may also change.


ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more LifeStyle Portfolios. For its investment management services provided to each Portfolio, ING Investments will receive a management fee equal to 0.14% of each Portfolio's average daily net assets.


For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the LifeStyle Portfolios' annual shareholder report dated December 31, 2005.

ASSET ALLOCATION COMMITTEE. An Asset Allocation Committee of ING Investments reviews the allocation of Portfolio assets. The Committee considers the quarterly and annual recommendations of Ibbotson Associates and ING IM reviews their basis for arriving at these recommendations, and determines the asset allocations for the LifeStyle Portfolios. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations.


The members of the Asset Allocation Committee are: William A. Evans, Jeffery Stout and Stan Vyner.


WILLIAM A. EVANS, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.


JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.

The Statement of Additional Information ("SAI") provides additional information about each Asset Allocation Committee member's compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the LifeStyle Portfolios.

INFORMATION ABOUT IBBOTSON ASSOCIATES. Ibbotson Associates, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.


INFORMATION ABOUT ING INVESTMENT MANAGEMENT CO.

ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.

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PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


SHAREHOLDER SERVICE AND DISTRIBUTION PLAN

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the LifeStyle Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms"). The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of each Portfolio (a 0.25% shareholder service fee and a 0.50% distribution fee). DSI has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.35% (not to exceed 0.50% under the current Plan) in the future. Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the LifeStyle Portfolios' Plan, the LifeStyle Portfolios' investment adviser or distributor, out of its own resources and without additional cost to a Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The LifeStyle Portfolios' adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the LifeStyle Portfolios. These payments may also provide incentive for insurance companies to make the LifeStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the LifeStyle Portfolios.

The distributing broker-dealer for the LifeStyle Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the investment adviser has entered into such arrangements with the following insurance companies:
Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.


The Investment Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the LifeStyle Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the LifeStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The LifeStyle Portfolios, DSI, and ING Investments are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

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ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, will provide the LifeStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the LifeStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the LifeStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios.

ABOUT YOUR INVESTMENT

The LifeStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the LifeStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plan documents for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS

The LifeStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The LifeStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the LifeStyle Portfolios serve as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the LifeStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the LifeStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

NET ASSET VALUE


The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The LifeStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the LifeStyle Portfolios or Underlying Funds do not price their shares. Therefore, the value of a Portfolio's investments (if an Underlying Fund holds foreign securities) may change on days when an investor will not be able to reallocate between investment options.

The NAVs of the LifeStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's

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NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares.

When market quotations are not available or are deemed unreliable, the Sub-Adviser to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

  -  Securities of an issuer that has entered into a restructuring;

  -  Securities whose trading has been halted or suspended;

  - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

  -  Securities that are restricted as to transfer or resale.

Each Sub-Adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan is buying shares of the LifeStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualifed Plan participant is received in proper form. When the LifeStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.


PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The LifeStyle Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The LifeStyle Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

Each Portfolio is available to serve as an investment option through variable annuity and variable life insurance separate accounts and Qualified Plans outside the separate account context. The LifeStyle Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts, Qualified Plan, other investment companies or other permitted investors. LifeStyle Portfolios may not be available as investment options in your variable annuity or life insurance contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

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FREQUENT TRADING - MARKET TIMING

The LifeStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the LifeStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


The LifeStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a LifeStyle Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the Plan documentation, for its policies regarding frequent, short-term trading. The LifeStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The LifeStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the LifeStyle Portfolios that are followed by the financial intermediaries that use the LifeStyle Portfolios and the monitoring by the LifeStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the LifeStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the LifeStyle Portfolios' shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the polices and procedures with respect to the disclosure of the LifeStyle Portfolios' portfolio securities is available in the SAI. Each LifeStyle Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the

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quarter ending June 30 holdings on August 1). Each LifeStyle Portfolio's portfolio holdings schedule will, at a minimum, remain available on the LifeStyle Portfolios' website until the LifeStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The LifeStyle Portfolios' website is located at www.ingfunds.com.


ADDITIONAL INFORMATION ABOUT THE LIFESTYLE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

TAXES AND DISTRIBUTIONS


Each Portfolio of the Trust intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the LifeStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the LifeStyle Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's ADV shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2005 and 2004, the financial information has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

Because the ADV shares of the Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end), financial highlights are presented for Service Class shares of the Portfolios.


ING LIFESTYLE MODERATE PORTFOLIO


                                                                              SERVICE CLASS
                                                                     -------------------------------
                                                                                      MAY 3, 2004(1)
                                                                       YEAR ENDED          TO
                                                                      DECEMBER 31,     DECEMBER 31,
                                                                          2005            2004
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $              10.93            10.04
 Income from investment operations:
 Net investment income                                         $               0.24*            0.17
 Net realized and unrealized gain on investments               $               0.34             0.72
 Total from investment operations                              $               0.58             0.89
 Less distributions from:
 Net investment income                                         $               0.09               --
 Net realized gains on investments                             $               0.05               --
 Total distributions                                           $               0.14               --
 Net asset value, end of period                                $              11.37            10.93
 TOTAL RETURN(2)                                               %               5.36             8.86
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $            527,133          210,753
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)             %               0.14             0.14
 Gross expenses prior to expense reimbursement(3)(5)           %               0.16             0.19
 Net investment income(3)(4)                                   %               2.15             5.82
 Portfolio turnover rate                                       %                 44               34



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIFESTYLE MODERATE GROWTH PORTFOLIO


                                                                              SERVICE CLASS
                                                                     -------------------------------
                                                                                      MAY 3, 2004(1)
                                                                       YEAR ENDED           TO
                                                                      DECEMBER 31,     DECEMBER 31,
                                                                          2005             2004
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $              11.07            10.02
 Income from investment operations:
 Net investment income                                         $               0.20*            0.14
 Net realized and unrealized gain on investments               $               0.43             0.91
 Total from investment operations                              $               0.63             1.05
 Less distributions from:
 Net investment income                                         $               0.07               --
 Net realized gains on investments                             $               0.05               --
 Total distributions                                           $               0.12               --
 Net asset value, end of period                                $              11.58            11.07
 TOTAL RETURN(2)                                               %               5.80            10.48
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          1,257,426          452,111
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)             %               0.14             0.14
 Gross expenses prior to expense reimbursement(3)(5)           %               0.16             0.19
 Net investment income(3)(4)                                   %               1.76             4.63
 Portfolio turnover rate                                       %                 41               35



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIFESTYLE GROWTH PORTFOLIO


                                                                              SERVICE CLASS
                                                                     -------------------------------
                                                                                      MAY 3, 2004(1)
                                                                       YEAR ENDED           TO
                                                                      DECEMBER 31,     DECEMBER 31,
                                                                          2005             2004
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $              11.25            10.07
 Income from investment operations:
 Net investment income                                         $               0.12*            0.08
 Net realized and unrealized gain on investments               $               0.64             1.10
 Total from investment operations                              $               0.76             1.18
 Less distributions from:
 Net investment income                                         $               0.04               --
 Net realized gains on investments                             $               0.03               --
 Total distributions                                           $               0.07               --
 Net asset value, end of period                                $              11.94            11.25
 TOTAL RETURN(2)                                               %               6.81            11.72
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          1,387,102          472,708
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)             %               0.14             0.14
 Gross expenses prior to expense reimbursement(3)(5)           %               0.16             0.19
 Net investment income(3)(4)                                   %               1.09             2.67
 Portfolio turnover rate                                       %                 43               30



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO


                                                                              SERVICE CLASS
                                                                     -------------------------------
                                                                                      MAY 3, 2004(1)
                                                                       YEAR ENDED           TO
                                                                      DECEMBER 31,     DECEMBER 31,
                                                                          2005             2004
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $              11.37            10.06
 Income from investment operations:
 Net investment income                                         $               0.04*            0.02
 Net realized and unrealized gain on investments               $               0.84             1.29
 Total from investment operations                              $               0.88             1.31
 Less distributions from:
 Net investment income                                         $               0.01               --
 Net realized gains on investments                             $               0.02               --
 Total distributions                                           $               0.03               --
 Net asset value, end of period                                $              12.22            11.37
 TOTAL RETURN(2)                                               %               7.77            13.02
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $            678,699          213,366
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)             %               0.14             0.14
 Gross expenses prior to expense reimbursement(3)(5)           %               0.16             0.19
 Net investment income(3)(4)                                   %               0.31             0.62
 Portfolio turnover rate                                       %                 48               23



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

WHERE TO GO TO OBTAIN
MORE INFORMATION


A Statement of Additional Information, dated April 28, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the LifeStyle Portfolios' investments is available in the LifeStyle Portfolios' annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the LifeStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.


To obtain free copies of the LifeStyle Portfolios' annual and semi-annual shareholder reports and the LifeStyle Portfolios' Statement of Additional Information or to make inquiries about the LifeStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona, call (800) 366-0066, or visit our website at www.ingfunds.com.


Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

[ING LOGO]


04/28/06                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2006

INSTITUTIONAL CLASS

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN THE ING LIFESTYLE PORTFOLIOS LISTED BELOW (EACH A "PORTFOLIO" AND COLLECTIVELY, THE "LIFESTYLE PORTFOLIOS"). EACH PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS") AND USES ASSET ALLOCATION STRATEGIES TO DETERMINE HOW MUCH TO INVEST IN THE UNDERLYING FUNDS.

CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING LIFESTYLE MODERATE PORTFOLIO
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
ING LIFESTYLE GROWTH PORTFOLIO
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO

NOT ALL LIFESTYLE PORTFOLIOS MAY BE
AVAILABLE IN ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE INSTITUTIONAL CLASS SHARES OF THE LIFESTYLE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE LIFESTYLE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE LIFESTYLE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                     PAGE
INTRODUCTION

  ING Investors Trust                                                                   2
  An Introduction to the Lifestyle Portfolios                                           2
  Classes of Shares                                                                     2
  An Introduction to the Asset Allocation Process                                       2

DESCRIPTION OF THE PORTFOLIOS

  Portfolios at a Glance                                                                4
  ING LifeStyle Moderate Portfolio                                                      5
  ING LifeStyle Moderate Growth Portfolio                                               8
  ING LifeStyle Growth Portfolio                                                       11
  ING LifeStyle Aggressive Growth Portfolio                                            14

PORTFOLIO FEES AND EXPENSES                                                            17

MORE INFORMATION ON INVESTMENT STRATEGIES

  More on the Asset Allocation Process                                                 21
  Investment Objectives, Main Investments and Risks of the Underlying Funds            21

DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
  MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS                                   22

MORE INFORMATION ON RISKS

  Asset Allocation is no Guarantee Against Loss                                        44
  Performance of the Underlying Funds Will Vary                                        44
  Temporary Defensive Positions                                                        44
  Conflict of Interest                                                                 44
  Risk Associated with an Investment in the Underlying Funds                           44

MANAGEMENT AND OTHER SERVICE PROVIDERS

  Management of the LifeStyle Portfolios                                               53
  Asset Allocation Committee                                                           53
  Information about Ibbotson Associates                                                53
  Information about ING Investment Management Co.                                      54
  Portfolio Distribution                                                               54
  How ING Groep Compensates Entities Offering Our Portfolios as Investment
    Options in Their Insurance Products                                                54
  Administrator                                                                        55

INFORMATION FOR INVESTORS

  About Your Investment                                                                55
  Interests of the Holders of Variable Contracts and Qualified Plans                   55
  Net Asset Value                                                                      55
  Frequent Trading - Market Timing                                                     57
  Portfolio Holdings Disclosure Policy                                                 58
  Additional Information About the LifeStyle Portfolios                                58
  Percentage and Rating Limitation                                                     58
  A Word About Portfolio Diversity                                                     58
  Taxes and Distributions                                                              58
  Reports to Shareholders                                                              58
  Financial Highlights                                                                 59

WHERE TO GO TO OBTAIN MORE INFORMATION                                          Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE LIFESTYLE PORTFOLIOS

The LifeStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The LifeStyle Portfolios invest primarily in a universe of Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 21 of this Prospectus.


Shares of the LifeStyle Portfolios are offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") as well as certain other types of investors.


This Prospectus explains the investment objective, principal investment strategies and risks of each of the LifeStyle Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.


CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus.


AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS

ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio. ING Investments is a wholly-owned indirect subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The LifeStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, Inc., ING Life Insurance and Annuity Company and ING Investments, each of which is an indirect subsidiary of ING Groep. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.

ING Investments uses an asset allocation process to determine each Portfolio's investment mix. This asset allocation process can be described in two stages:

     1. In the first stage, the mix of asset classes, I.E. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the LifeStyle Portfolios is called the Asset Allocation Model.

     2. In the second stage, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model and incremental return. For each Portfolio, the combination of Underlying

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

          Funds that seems to provide the most favorable trade-off between closeness of fit and incremental return is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in any Portfolio does not seem inconsistent with the combination in any other Underlying Fund. The final combinations of Underlying Funds arrived at for the Portfolios are called the target allocations.

The LifeStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will take place at least monthly. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. Quarterly, each Portfolio's target allocation strategy will be re-evaluated, and each Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.


CONSULTANTS

The LifeStyle Portfolios also have consultants, (each a "Consultant" and collectively the "Consultants") to assist in the asset allocation process.

Ibbotson Associates, has been engaged to act as a consultant to ING Investments. Ibbotson Associates, an asset allocation consulting firm, will perform asset allocation analyses and other related work. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. ING Investments has accordingly established an Asset Allocation Committee to review Ibbotson Associates' analyses and determine the asset allocation for each Portfolio.

ING Investment Management Co. ("ING IM") has also been engaged to act as a consultant to ING Investments. ING IM will perform tactical asset allocation analysis for ING Investments. Both ING IM and ING Investments are wholly-owned indirect subsidiaries of ING Groep. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. The Asset Allocation Committee will review ING IM's analyses and determine the asset allocation for each Portfolio.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

LIFESTYLE PORTFOLIOS AT A GLANCE


The following table summarizes the investment objective, main investments, asset allocation targets, and main risks of each Portfolio, and is intended to help you make comparisons among the LifeStyle Portfolios. As with all mutual funds, there can be no assurance that the LifeStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 5.



                                                      ING LIFESTYLE                                          ING LIFESTYLE
                            ING LIFESTYLE            MODERATE GROWTH              ING LIFESTYLE            AGGRESSIVE GROWTH
                          MODERATE PORTFOLIO            PORTFOLIO                GROWTH PORTFOLIO              PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
ADVISER               ING Investments, LLC       ING Investments, LLC       ING Investments, LLC       ING Investments, LLC

INVESTMENT PROFILE    Your focus is on keeping   You want the opportunity   You seek an investment     You are an aggressive
                      pace with inflation.       for long-term moderate     geared for growth and can  investor and are willing
                      Income and capital         growth.                    tolerate short-term        to accept above average
                      appreciation desired.                                 market-swings.             risk.

  SHORTER INVESTMENT HORIZON < -------------------------------------------------------------------- > LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE  Growth of capital and      Growth of capital and a    Growth of capital and      Growth of capital.
                      current income.            low to moderate level of   some current income.
                                                 current income.

MAIN INVESTMENTS      A combination of           A combination of           A combination of           A combination of
                      Underlying Funds           Underlying Funds           Underlying Funds           Underlying Funds
                      according to a fixed       according to a fixed       according to a fixed       according to a fixed
                      formula that over time     formula that over time     formula that over time     formula that over time
                      should reflect an          should reflect an          should reflect an          should reflect an
                      allocation of              allocation of              allocation of              allocation of
                      approximately 50% in       approximately 65% in       approximately 80% in       approximately 100% in
                      equity securities and 50%  equity securities and 35%  equity securities and 20%  equity securities.
                      in fixed income            in fixed income            in fixed income
                      securities.                securities.                securities.
                                                      ING LIFESTYLE                                          ING LIFESTYLE
                            ING LIFESTYLE            MODERATE GROWTH              ING LIFESTYLE            AGGRESSIVE GROWTH
                          MODERATE PORTFOLIO            PORTFOLIO                GROWTH PORTFOLIO              PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------

UNDERLYING ASSET      U.S.                       U.S.                       U.S.                       U.S.
ALLOCATION TARGETS    Large-Capitalization       Large-Capitalization       Large-Capitalization       Large-Capitalization
(AS OF APRIL 28,      Growth Stocks          8%  Growth Stocks         11%  Growth Stocks         12%  Growth Stocks         16%
2006)(1)
                      U.S.                       U.S.                       U.S.                       U.S.
                      Large-Capitalization       Large-Capitalization       Large-Capitalization       Large-Capitalization
                      Value Stocks          14%  Value Stocks          15%  Value Stocks          16%  Value Stocks          22%

                      U.S.                       U.S.                       U.S.                       U.S.
                      Mid-Capitalization         Mid-Capitalization         Mid-Capitalization         Mid-Capitalization
                      Stocks                 5%  Stocks                 6%  Stocks                11%  Stocks                11%

                      U.S.                       U.S.                       U.S.                       U.S.
                      Small-Capitalization       Small-Capitalization       Small-Capitalization       Small-Capitalization
                      Stocks                 4%  Stocks                 6%  Stocks                10%  Stocks                11%

                      Non-U.S./International     Non-U.S./International     Non-U.S./International     Non-U.S./International
                      Stocks                14%  Stocks                18%  Stocks                20%  Stocks                27%

                      Emerging Markets           Emerging Markets           Emerging Markets           Emerging Markets
                      Stocks                 0%  Stocks                 2%  Stocks                 3%  Stocks                 4%

                      Real Estate Stocks         Real Estate Stocks         Real Estate Stocks         Real Estate Stocks
                      ("REITs")              5%  ("REITs")              7%  ("REITs")              8%  ("REITs")              9%

                      High Yield Bonds       5%  High Yield Bonds       5%  High Yield Bonds       4%  High Yield Bonds       0%

                      Bonds                 35%  Bonds                 30%  Bonds                 16%  Bonds                  0%

                      Cash                  10%  Cash                   0%  Cash                   0%  Cash                   0%

    LOWER RISK      < ------------------------------------------------------------------------------ >    HIGHER RISK

MAIN RISKS            Credit Risk, Derivatives   Credit Risk, Derivatives   Credit Risk, Derivatives   Derivatives Risk, Foreign
THE LIFESTYLE         Risk, Foreign Investment   Risk, Foreign Investment   Risk, Foreign Investment   Investment Risk,
PORTFOLIOS ARE        Risk, Inflation Risk,      Risk, Inflation Risk,      Risk, Inflation Risk,      Mortgage-Related
EXPOSED TO THE SAME   Mortgage-Related           Interest Rate Risk,        Interest Rate Risk,        Securities Risk, Price
RISKS AS THE          Securities Risk, Price     Mortgage-Related           Mortgage-Related           Volatility and Real
UNDERLYING FUNDS IN   Volatility Risk, and Real  Securities Risk, Price     Securities Risk, Price     Estate Investment Trusts
DIRECT PROPORTION TO  Estate Investment Trusts   Volatility Risk, and Real  Volatility Risk, and Real  Risk.
THE ALLOCATION OF     Risk.                      Estate Investment Trusts   Estate Investment Trusts
ASSETS AMONG          Risk.                      Risk.
UNDERLYING FUNDS. AN
INVESTOR MAY LOSE
MONEY IN EACH
PORTFOLIO.


(1) Although the LifeStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE MODERATE PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities and cash.


The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


       U.S. Large-Capitalization Growth Stocks           8%

       U.S. Large-Capitalization Value Stocks           14%

       U.S. Mid-Capitalization Stocks                    5%

       U.S. Small-Capitalization Stocks                  4%

       Non-U.S./International Stocks                    14%

       Emerging Markets Stocks                           0%

       Real Estate Stocks ("REITs")                      5%

       High Yield Bonds                                  5%

       Bonds                                            35%

       Cash                                             10%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                        MORTGAGE-RELATED SECURITIES RISK

                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 44 and "Risks Associated with an Investment in the Underlying Funds" on page 44 in this Prospectus.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because the Class I shares had not commenced operations as of December 31, 2005 the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations.


[CHART]

                         YEAR BY YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005       5.36

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  3rd Quarter 2005:       3.04%
                        Worst: 1st Quarter 2005:      (1.56)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of five broad measures of market performance - the Russell 3000(R) Index, the Lehman Brothers Aggregate Bond ("LBAB") Index, a composite index consisting of 50% Russell 3000(R) Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index, the ING LifeStyle Moderate Composite Index and the Standard & Poor's ("S&P") 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. The Citigroup 3-Month T-Bill Index (formerly the Salomon Index) is an unmanaged index of three-month Treasury bills. The ING LifeStyle Moderate Composite Index is comprised of 25% S&P 500(R) Index, 5% S&P SmallCap 600 Index, 5% S&P MidCap 400 Index, 15% Morgan Stanley Capital International All Countries Ex U.S. Index, 35% Lehman Brothers Aggregate Bond Index, 5% Lehman Brothers High Yield Bond Index and 10% Citigroup 3 month Treasure Bill Index. The S&P 500(R) Index is an unmanaged index that measures the performance of 500 of the largest companies in the U.S. The Russell 3000(R) Index, the LBAB Index and the 50% Russell 3000(R) Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index are intended to be the comparative indices for the Portfolio as ING Investments believes they are more representative of the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                     5 YEARS
                                                     (OR LIFE
                                            1 YEAR   OF CLASS)   10 YEARS
    CLASS S RETURN                          5.36%     8.60%(1)     N/A
    Russell 3000(R)Index                    6.12%    10.81%(2)     N/A
    LBAB Index                              2.43%     4.08%(2)     N/A
    50% Russell 3000(R) Index/40%
      LBAB Index/10% Citigrooup
      3-Month T-Bill Index                  5.23%     9.04%(2)     N/A
    ING LifeStyle Moderate
      Composite Index                       6.33%    10.02%(2)     N/A
    S&P 500(R) Index                        4.91%     9.44%(2)     N/A



(1) Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The Index returns are for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE MODERATE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


       U.S. Large-Capitalization Growth Stocks          11%

       U.S. Large-Capitalization Value Stocks           15%

       U.S. Mid-Capitalization Stocks                    6%

       U.S. Small-Capitalization Stocks                  6%

       Non-U.S./International Stocks                    18%

       Emerging Markets Stocks                           2%

       Real Estate Stocks ("REITs")                      7%

       High Yield Bonds                                  5%

       Bonds                                            30%

       Cash                                              0%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                        MORTGAGE-RELATED SECURITIES RISK

                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 44 and "Risks Associated with an Investment in the Underlying Funds" on page 44 in this Prospectus.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because the Class I shares had not commenced operations as of December 31, 2005 the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations.


[CHART]

                         YEAR BY YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005       5.80

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  3rd Quarter 2005:    4.07%
                        Worst: 1st Quarter 2005:   (2.35)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of five broad measures of market performance - the Russell 3000(R) Index, the Lehman Brothers Aggregate Bond ("LBAB") Index, a composite index consisting of 60% Russell 3000(R) Index/40% LBAB Index, the ING LifeStyle Moderate Growth Composite Index and the Standard & Poor's ("S&P") 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. The ING LifeStyle Moderate Growth Composite Index is comprised of 30% S&P 500(R) Index, 5% S&P SmallCap 600 Index, 10% S&P MidCap 400 Index, 20% Morgan Stanley Capital International All Countries Ex U.S. Index, 30% Lehman Brothers Aggregate Bond Index, and 5% Lehman Brothers High Yield Bond Index. The S&P 500(R) Index is an unmanaged index that measures the performance of 500 of the largest companies in the U.S. The Russell 3000(R) Index, the LBAB Index and the 60% Russell 3000(R) Index/40% LBAB Index are intended to be the comparative indices for the Portfolio as ING Investments believes they are more representative of the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                      5 YEARS
                                                     (OR LIFE
                                            1 YEAR   OF CLASS)   10 YEARS
    CLASS S RETURN                          5.80%     9.84%(1)     N/A
    Russell 3000(R) Index                   6.12%    10.81%(2)     N/A
    LBAB Index                              2.43%     4.08%(2)     N/A
    60% Russell 3000(R) Index/40%
      LBAB Index                            5.40%     9.45%(2)     N/A
    ING LifeStyle Moderate Growth
      Composite Index                       7.44%    11.50%(2)     N/A
    S&P 500(R) Index                        4.91%     9.44%(2)     N/A



(1) Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The Index returns are for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


       U.S. Large-Capitalization Growth Stocks          12%

       U.S. Large-Capitalization Value Stocks           16%

       U.S. Mid-Capitalization Stocks                   11%

       U.S. Small-Capitalization Stocks                 10%

       Non-U.S./International Stocks                    20%

       Emerging Markets Stocks                           3%

       Real Estate Stocks ("REITs")                      8%

       High Yield Bonds                                  4%

       Bonds                                            16%

       Cash                                              0%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                        MORTGAGE-RELATED SECURITIES RISK

                              PRICE VOLATILITY RISK

                           REAL INVESTMENT TRUSTS RISK

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 44 and "Risks Associated with an Investment in the Underlying Funds" on page 44 in this Prospectus.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because the Class S shares had not commenced operations as of December 31, 2005 the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of performance.


[CHART]

                         YEAR BY YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005       6.81

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  3rd Quarter 2005:     5.44%
                        Worst: 1st Quarter 2005:    (3.02)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of five broad measures of market performance - the Russell 3000(R) Index, the Lehman Brothers Aggregate Bond ("LBAB") Index, a composite index consisting of 80% Russell 3000(R) Index/20% LBAB Index, the ING LifeStyle Growth Composite Index and the Standard & Poor's ("S&P") 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. The ING LifeStyle Growth Composite Index is comprised of 35% S&P 500(R) Index, 10% S&P SmallCap 600 Index, 10% S&P MidCap 400 Index, 25% Morgan Stanley Capital International All Countries Ex U.S. Index, 15% Lehman Brothers Aggregate Bond Index, and 5% Lehman Brothers High Yield Bond Index. The S&P 500(R) Index is an unmanaged index that measures the performance of 500 of the largest companies in the U.S. The Russell 3000(R) Index, the LBAB Index and the 80% Russell 3000(R) Index/20% LBAB Index are intended to be the comparative indices for the Portfolio as ING Investments believes they are more representative of the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                      5 YEARS
                                                     (OR LIFE
                                            1 YEAR   OF CLASS)   10 YEARS
    CLASS S RETURN                          6.81%    11.21%(1)     N/A
    Russell 3000(R) Index                   6.12%    10.81%(2)     N/A
    LBAB Index                              2.43%     4.08%(2)     N/A
    80% Russell 3000(R) Index/20%
      LBAB Index                            5.81%    10.23%(2)     N/A
    ING LifeStyle Growth
      Composite Index                       8.00%    12.64%(2)     N/A
    S&P 500(R) Index                        4.91%     9.44%(2)     N/A



(1) Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The Index returns are for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.



       U.S. Large-Capitalization Growth Stocks          16%

       U.S. Large-Capitalization Value Stocks           22%

       U.S. Mid-Capitalization Stocks                   11%

       U.S. Small-Capitalization Stocks                 11%

       Non-U.S./International Stocks                    27%

       Emerging Markets Stocks                           4%

       Real Estate Stocks ("REITs")                      9%

       High Yield Bonds                                  0%

       Bonds                                             0%

       Cash                                              0%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK

                        MORTGAGE-RELATED SECURITIES RISK

                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 44 and "Risks Associated with an Investment in the Underlying Funds" on page 44 in this Prospectus.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because the Class S shares had not commenced operations as of December 31, 2005 the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of performance.


[CHART]

                          YEAR BY YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005       7.77

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  3rd Quarter 2005:     6.85%
                        Worst: 1st Quarter 2005:    (3.61)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of three broad measures of market performance - the Russell 3000(R) Index, the ING LifeStyle Aggressive Growth Composite Index and the Standard & Poor's ("S&P") 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The ING LifeStyle Aggressive Growth Composite Index is comprised of 45% S&P 500(R) Index, 10% S&P SmallCap 600 Index, 15% S&P MidCap 400 Index, and 30% Morgan Stanley Capital International All Countries Ex U.S. Index. The S&P 500(R) Index is an unmanaged index that measures the performance of 500 of the largest companies in the U.S. The Russell 3000(R) Index is intended to be the comparative index for the Portfolio as ING Investments believes it is more representative of the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                      5 YEARS
                                                     (OR LIFE
                                            1 YEAR   OF CLASS)   10 YEARS
    CLASS S RETURN                          7.77%    12.59%(1)     N/A
    Russell 3000(R) Index                   6.12%    10.81%(2)     N/A
    ING LifeStyle Aggressive Growth
      Composite Index                       8.91%    13.78%(2)     N/A
    S&P 500(R) Index                        4.91%     9.44%(2)     N/A



(1) Class I shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The Index returns are for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables that follow show the fees and expenses you pay if you buy and hold Class I shares of a Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the LifeStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the LifeStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The LifeStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the LifeStyle Portfolios.

                                 CLASS I SHARES
                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                                       TOTAL          WAIVERS,      TOTAL NET
                                 MANAGEMENT  DISTRIBUTION   OTHER    OPERATING   REIMBURSEMENTS,    OPERATING
        PORTFOLIO                (12b-1)FEE  (12b-1) FEE   EXPENSES  EXPENSES   AND RECOUPMENTS(2)  EXPENSES
-------------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate             0.14%          --         0.03%     0.17%         (0.03)%          0.14%
ING LifeStyle Moderate Growth      0.14%          --         0.03%     0.17%         (0.03)%          0.14%
ING LifeStyle Growth               0.14%          --         0.03%     0.17%         (0.03)%          0.14%
ING LifeStyle Aggressive Growth    0.14%          --         0.03%     0.17%         (0.03)%          0.14%


(1) This table shows the estimated operating expenses of the Class I shares of each LifeStyle Portfolio as a ratio of expenses to average daily net assets. Because the Class I shares of the LifeStyle Portfolios had not commenced operations as of December 31, 2005, operating expenses are based on the Portfolios' actual operating expenses for Class S shares adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to each Portfolio has agreed for each Portfolio.

(2) ING Investments, the investment adviser to each LifeStyle Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each LifeStyle Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupment." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:


                                                                    TOTAL ANNUAL   FEE WAIVER/
                                                                     OPERATING    RECOUPMENT BY  NET OPERATING
                     UNDERLYING FUNDS                                 EXPENSES       ADVISER       EXPENSES
--------------------------------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth Portfolio(1)                      0.78%             -           0.78%
ING American Century Large Company Value Portfolio                     1.00%             -           1.00%
ING American Century Select Portfolio                                  0.66%             -           0.66%
ING Baron Asset Portfolio(1)                                           1.16%         (0.11)%         1.05%
ING Capital Guardian Small/Mid Cap Portfolio(2)                        0.66%             -           0.66%
ING Capital Guardian U.S. Equities Portfolio(2)                        0.75%             -           0.75%
ING Columbia Small Cap Value II Portfolio(2)                           0.95%             -           0.95%
ING Davis Venture Value Portfolio                                      0.90%             -           0.90%
ING Disciplined Small Cap Value Portfolio(2)                           0.75%             -           0.75%
ING Eagle Asset Capital Appreciation Portfolio(2)                      0.66%             -           0.66%
ING Evergreen Omega Portfolio(1)                                       0.60%             -           0.60%
ING FMR(SM) Diversified Mid Cap Portfolio(2)                           0.66%             -           0.66%
ING FMR(SM) Earnings Growth Portfolio(1)                               0.73%         (0.05)%         0.68%
ING Franklin Income Portfolio(2)                                       0.85%         (0.11)%         0.74%
ING Fundamental Research Portfolio                                     0.80%             -           0.80%
ING Global Real Estate Portfolio(1)                                    1.01%         (0.01)%         1.00%
ING International Portfolio(2)                                         1.01%             -           1.01%
ING Janus Contrarian Portfolio(2)                                      0.80%             -           0.80%
ING JPMorgan Emerging Markets Equity Portfolio(1)                      1.25%             -           1.25%
ING JPMorgan International Portfolio                                   1.00%             -           1.00%
ING JPMorgan MidCap Value Portfolio                                    1.00%             -           1.00%
ING JPMorgan Small Cap Equity Portfolio                                0.89%         (0.02)%         0.87%
ING JPMorgan Value Opportunities Portfolio(1)                          0.53%             -           0.53%
ING Julius Baer Foreign Portfolio                                      0.92%             -           0.92%
ING Legg Mason Partners Aggressive Growth Portfolio                    0.81%             -           0.81%
ING Legg Mason Partners All Cap Portfolio                              0.75%             -           0.75%
ING Legg Mason Value Portfolio                                         0.79%             -           0.79%
ING Liquid Assets Portfolio                                            0.29%             -           0.29%
ING Lord Abbett Affiliated Portfolio                                   0.75%             -           0.75%
ING Lord Abbett U.S. Government Securities Portfolio(1)                0.71%             -           0.71%
ING Marsico Growth Portfolio                                           0.76%             -           0.76%
ING Marsico International Opportunities Portfolio(1)                   0.77%         (0.09)%         0.68%
ING Mercury Large Cap Growth Portfolio(1)                              0.81%         (0.05)%         0.76%
ING Mercury Large Cap Value Portfolio                                  0.82%         (0.04)%         0.78%
ING MFS Capital Opportunities Portfolio                                0.90%             -           0.90%
ING MFS Mid Cap Growth Portfolio                                       0.64%         (0.01)%         0.63%
ING MFS Total Return Portfolio                                         0.64%             -           0.64%
ING Neuberger Berman Partners Portfolio(1)                             0.82%         (0.15)%         0.67%
ING Neuberger Berman Regency Portfolio(1)                              0.97%         (0.09)%         0.88%
ING OpCap Balanced Value Portfolio                                     1.00%             -           1.00%
ING Oppenheimer Global Portfolio                                       0.66%             -           0.66%

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


                                                                    TOTAL ANNUAL   FEE WAIVER/
                                                                     OPERATING    RECOUPMENT BY  NET OPERATING
                     UNDERLYING FUNDS                                 EXPENSES       ADVISER       EXPENSES
--------------------------------------------------------------------------------------------------------------
ING Oppenheimer Main Street Portfolio(R)                               0.64%             -           0.64%
ING Oppenheimer Strategic Income Portfolio                             0.54%             -           0.54%
ING PIMCO Core Bond Portfolio(2)                                       0.59%             -           0.59%
ING PIMCO High Yield Portfolio(1)                                      0.50%             -           0.50%
ING Pioneer Fund Portfolio(1)                                          0.75%         (0.04)%         0.71%
ING Pioneer High Yield Portfolio(1)                                    0.81%         (0.06)%         0.75%
ING Pioneer Mid Cap Value Portfolio(1)                                 0.65%             -           0.65%
ING Templeton Foreign Equity Portfolio(1)                              1.03%         (0.05)%         0.98%
ING Templeton Global Growth Portfolio(2)                               0.94%             -           0.94%
ING T. Rowe Price Capital Appreciation Portfolio                       0.65%             -           0.65%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio                 0.66%             -           0.66%
ING T. Rowe Price Equity Income Portfolio                              0.65%             -           0.65%
ING T. Rowe Price Growth Equity Portfolio                              0.75%             -           0.75%
ING UBS U.S. Allocation Portfolio(2)                                   0.75%         (0.02)%         0.73%
ING UBS U.S. Large Cap Equity Portfolio                                0.85%             -           0.85%
ING UBS U.S. Small Cap Growth Portfolio(2)                             1.11%         (0.11)%         1.00%
ING Van Kampen Comstock Portfolio                                      0.83%             -           0.83%
ING Van Kampen Equity and Income Portfolio                             0.57%             -           0.57%
ING Van Kampen Equity Growth Portfolio                                 0.68%         (0.02)%         0.66%
ING Van Kampen Global Franchise Portfolio(2)                           1.00%             -           1.00%
ING Van Kampen Growth and Income Portfolio(2)                          0.65%             -           0.65%
ING Van Kampen Real Estate Portfolio                                   0.65%             -           0.65%
ING VP Balanced Portfolio                                              0.60%             -           0.60%
ING VP Growth and Income Portfolio                                     0.59%             -           0.59%
ING VP Growth Portfolio                                                0.69%             -           0.69%
ING VP High Yield Bond Portfolio                                       0.83%         (0.12)%         0.71%
ING VP Index Plus International Equity Portfolio(1)                    0.79%         (0.24)%         0.55%
ING VP Index Plus LargeCap Portfolio                                   0.45%             -           0.45%
ING VP Index Plus MidCap Portfolio                                     0.49%             -           0.49%
ING VP Index Plus SmallCap Portfolio                                   0.49%             -           0.49%
ING VP Intermediate Bond Portfolio                                     0.49%             -           0.49%
ING VP International Equity Portfolio                                  1.00%          0.14%          1.14%
ING VP MidCap Opportunities Portfolio                                  0.97%         (0.07)%         0.90%
ING VP Real Estate Portfolio                                           0.96%          0.08%          1.04%
ING VP Small Company Portfolio                                         0.85%             -           0.85%
ING VP SmallCap Opportunities Portfolio                                0.96%         (0.06)%         0.90%
ING VP Value Opportunity Portfolio                                     0.70%             -           0.70%
ING Wells Fargo Mid Cap Disciplined Portfolio(2)                       0.66%             -           0.66%
ING Wells Fargo Small Cap Disciplined Portfolio(1)                     0.98%         (0.11)%         0.87%



(1) As the Underlying Fund or the Class I shares of the Underlying Fund did not have a full calendar year of operations as of December 31, 2005, the expense ratios are estimated for the current fiscal year.

(2) As the Underlying Fund or the Class I shares of the Underlying Fund had not commenced operations as of the date of this Prospectus the expense ratios are estimated.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                               NET EXPENSE RATIOS
               (INCLUDING DIRECT AND INDIRECT OPERATING EXPENSES)

The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                                                                     WAIVERS,
                                                                 REIMBURSEMENTS   NET OPERATING
           PORTFOLIO                   TOTAL OPERATING EXPENSES  AND RECOUPMENTS     EXPENSES
-----------------------------------------------------------------------------------------------
ING LifeStyle Moderate                          0.79%                (0.04)%          0.75%
ING LifeStyle Moderate Growth                   0.85%                (0.04)%          0.81%
ING LifeStyle Growth                            0.90%                (0.04)%          0.86%
ING LifeStyle Aggressive Growth                 0.94%                (0.04)%          0.90%


These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

EXAMPLE

The Example is intended to help you compare the cost of investing in Class I shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the Class I shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for each Portfolio for the one-year period and for the first year of the three-, five- and ten-year periods. The Example does not reflect expenses of a Variable Contract that may use the Portfolios as its underlying investment medium. If such expenses were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.


            PORTFOLIO                    1 YEAR   3 YEARS  5 YEARS  10 YEARS
----------------------------------------------------------------------------
ING LifeStyle Moderate                   $  77    $   248  $   435  $    974
ING LifeStyle Moderate Growth            $  83    $   267  $   467  $  1,045
ING LifeStyle Growth                     $  88    $   283  $   495  $  1,104
ING LifeStyle Aggressive Growth          $  92    $   296  $   516  $  1,151

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

MORE ON THE ASSET ALLOCATION PROCESS

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. ING Investments determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING Investments uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

   (i) the investment objective of each Portfolio and each of the Underlying Funds;

   (ii)  economic and market forecasts;

   (iii) proprietary and third-party reports and analyses;

   (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

   (v)   the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the LifeStyle Portfolios and the Underlying Funds.


ING Investments intends to rebalance the LifeStyle Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING Investments monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING Investments may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.


INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the LifeStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the LifeStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page 44 for an expanded discussion of the risks listed below for a particular Underlying Fund.


You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

--------------------------------------------------------------------------------
   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING AllianceBernstein     Long-term growth or       Invests at least 80% of   Convertible securities
Directed Services, Inc.   Mid Cap Growth Portfolio  capital.                  assets in common stock    risk, derivatives risk,
                                                                              of mid-capitalization     debt securities risk,
SUB-ADVISER:                                                                  companies (those that     equity securities risk,
Alliance Capital                                                              have a market             foreign investment risk,
Management L.P.                                                               capitalization within     growth investing risk,
                                                                              the range of companies    manager risk, market and
                                                                              in the Russell Midcap(R)  company risk, market
                                                                              Growth Index). May also   capitalization risk,
                                                                              invest in convertibles,   mid-capitalization
                                                                              investment grade          company risk, portfolio
                                                                              instruments, U.S.         turnover risk,
                                                                              government securities     securities lending risk
                                                                              and high quality,         and U.S. government
                                                                              short-term obligations    securities and
                                                                              (including repurchase     obligations risk.
                                                                              agreements, bankers'
                                                                              acceptances and domestic
                                                                              certificates of
                                                                              deposit), and foreign
                                                                              securities. May write
                                                                              exchange-traded call
                                                                              options (up to 25%),
                                                                              make secured loans on
                                                                              portfolio securities (up
                                                                              to 25%), enter into
                                                                              repurchase agreements
                                                                              and enter into futures
                                                                              contracts on securities
                                                                              indices and options on
                                                                              such futures contracts.

INVESTMENT ADVISER:       ING American Century      Long-term capital         Invests at least 80% of   Credit risk, currency
ING Life Insurance and    Large Company Value       growth. Income is a       its assets in equity      risk, debt securities
Annuity Company           Portfolio                 secondary objective.      securities of             risk, derivatives risk,
                                                                              large-capitalization      foreign investment risk,
SUB-ADVISER:                                                                  companies (those          interest risk, market
American Century                                                              companies with market     and company risk,
Investment Management,                                                        capitalizations in the    portfolio turnover risk,
Inc.                                                                          Russell 1000(R) Index).   and value investing
                                                                              Equity securities         risk.
                                                                              include common stocks,
                                                                              preferred stocks and
                                                                              equity-equivalent
                                                                              securities, such as debt
                                                                              securities and preferred
                                                                              stock convertible into
                                                                              common stock, and stock
                                                                              or stock index future
                                                                              contracts. May also
                                                                              invest a portion of its
                                                                              assets in derivative
                                                                              instruments, foreign
                                                                              securities, debt
                                                                              securities of companies,
                                                                              and debt obligations of
                                                                              governments and their
                                                                              agencies or similar
                                                                              securities.

INVESTMENT ADVISER:       ING American Century      Long-term capital         Invests in stocks of      Currency risk,
ING Life Insurance and    Select Portfolio          appreciation.             companies that the        derivatives risk,
Annuity Company                                                               Sub-Adviser believes      foreign investment risk,
                                                                              will increase in value    growth investing risk,
SUB-ADVISER:                                                                  over time. Generally      market and company risk
American Century                                                              invests in larger         and portfolio turnover
Investment Management,                                                        companies, though may     risk.
Inc.                                                                          invest in companies of
                                                                              any size. May invest in
                                                                              foreign companies
                                                                              located and doing
                                                                              business in developed
                                                                              countries.

INVESTMENT ADVISER:       ING Baron Asset           Capital appreciation.     Invests primarily in      Convertible securities
ING Life Insurance and    Portfolio                                           common stocks of small-   risk, debt securities
Annuity Company                                                               and mid-sized companies   risk, depositary receipt
                                                                              (those that have a        risk, derivatives risk,
SUB-ADVISER:                                                                  market capitalization of  equity securities risk,
BAMCO, Inc.                                                                   less than $8 billion.)    foreign investment risk,
                                                                              May invest in             high yield lower-grade
                                                                              equity-type securities,   debt securities risk,
                                                                              in addition to common     large positions risk,
                                                                              stocks, such as           liquidity risk, market
                                                                              convertible bonds and     and company risk,
                                                                              debentures, preferred     mid-capitalization
                                                                              stocks, warrants and      company risk, securities
                                                                              convertible preferred     lending risk,
                                                                              stocks. May also invest   small-capitalization
                                                                              in debt securities,       company risk and value
                                                                              including notes, bonds,   investing risk.
                                                                              debentures and money
                                                                              market instruments. Debt
                                                                              securities may be rated
                                                                              or unrated, and may
                                                                              include
                                                                              below-investment-grade
                                                                              securities or "junk
                                                                              bonds" or unrated
                                                                              securities of equivalent
                                                                              credit quality. May
                                                                              invest up to 10% of its
                                                                              net assets in illiquid
                                                                              securities. May invest,
                                                                              without limit, in
                                                                              American Depositary
                                                                              Receipts, and up to 10%
                                                                              of its assets in Global
                                                                              Depositary Receipts and
                                                                              European Depositary
                                                                              Receipts. The Portfolio
                                                                              may also engage in
                                                                              derivatives
                                                                              transactions.

--------------------------------------------------------------------------------
   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Capital Guardian      Long-term capital         Invests at least 80% of   Convertible securities
Directed Services, Inc.   Small/Mid Cap Portfolio   appreciation.             assets in equity          risk, depositary
                                                                              securities of small/mid   receipts risk, equity
SUB-ADVISER:                                                                  capitalization            securities risk, foreign
Capital Guardian Trust                                                        companies, defined to     investment risk, growth
Company                                                                       include companies with    investing risk, manager
                                                                              capitalizations within    risk, market and company
                                                                              the range of companies    risk, market
                                                                              included in the custom    capitalization risk,
                                                                              Russell 2800 Index.       mid-capitalization
                                                                              Equity investments        company risk,
                                                                              include common or         over-the-counter ("OTC")
                                                                              preferred stocks and      investment risk,
                                                                              convertible securities.   securities lending risk,
                                                                              May hold ADRs and EDRs    small-capitalization
                                                                              and GDRs. May invest in   company risk and value
                                                                              money market instruments  investing risk.
                                                                              and repurchase
                                                                              agreements.

INVESTMENT ADVISER:       ING Capital Guardian      Long-term growth of       Invests at least 80% of   Convertible securities
Directed Services, Inc.   U.S. Equities Portfolio   capital and income.       assets in equity and      risk, depositary receipt
                                                                              equity-related            risk, equity securities
SUB-ADVISER:                                                                  securities (including     risk, foreign investment
Capital Guardian Trust                                                        common and preferred      risk, growth investing
Company                                                                       stock and convertible     risk, manager risk,
                                                                              securities such as        market and company risk,
                                                                              warrants and rights) of   market capitalization
                                                                              issuers located in the    risk, securities lending
                                                                              U.S. with greater         risk and value investing
                                                                              consideration given to    risk.
                                                                              potential appreciation
                                                                              and future dividends
                                                                              than to current income.
                                                                              May be invested in
                                                                              American, European and
                                                                              Global Depositary
                                                                              Receipts; debt
                                                                              securities, and cash
                                                                              equivalents.

INVESTMENT ADVISER:       ING Columbia Small Cap    Long-term growth of       Invests at least 80% of   Depositary receipt risk,
ING Life Insurance and    Value II Portfolio        capital.                  its assets in equity      foreign investment risk,
Annuity Company                                                               securities of U.S.        manager risk, market and
                                                                              companies whose market    company risk, other
SUB-ADVISER:                                                                  capitalizations are       investment companies
Columbia Management                                                           within the range of the   risk, portfolio turnover
Advisors, LLC                                                                 companies within the      risk, Real Estate
                                                                              Russell 2000(R) Value     Investment Trusts risk,
                                                                              Index and that are        securities lending risk,
                                                                              believed to have the      small-capitalization
                                                                              potential for long-term   company risk, stock risk
                                                                              growth. May also invest   and value investing
                                                                              in real estate            risk.
                                                                              investments trusts
                                                                              ("REITs"), foreign
                                                                              equity securities,
                                                                              depositary receipts, and
                                                                              other investment
                                                                              companies, including
                                                                              exchange-traded funds.
                                                                              The management team uses
                                                                              a three-prong approach,
                                                                              combining fundamental
                                                                              and quantitative
                                                                              analysis with risk
                                                                              management to identify
                                                                              value opportunities and
                                                                              construct the portfolio.

INVESTMENT ADVISER:       ING Davis Venture Value   Long-term growth of       Invests the majority of   Diversification risk,
ING Life Insurance and    Portfolio                 capital.                  its assets in equity      equity securities risk,
Annuity Company                                                               securities issued by      foreign investment risk,
                                                                              large companies (with     headline risk, industry
SUB-ADVISER:                                                                  market capitalization of  concentration risk,
Davis Selected Advisers,                                                      at least $10 billion.)    manager risk, market and
L.P.                                                                          May also invest a         company risk,
                                                                              limited portion of its    mid-capitalization
                                                                              assets in companies of    company risk and
                                                                              any size, companies       small-capitalization
                                                                              whose shares are subject  company risk.
                                                                              to controversy, foreign
                                                                              securities and
                                                                              non-equity securities.
                                                                              The Portfolio is
                                                                              non-diversified and may
                                                                              invest a higher
                                                                              percentage if its assets
                                                                              in any one issuer.

--------------------------------------------------------------------------------
   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Disciplined Small     Seeks to outperform the   Invests at least 80% of   Derivatives risk, equity
ING Investments, LLC      Cap Value Portfolio       total return performance  its assets in securities  securities risk, index
                                                    of the Russell 2000(R)    of small-capitalization   strategy risk, manager
SUB-ADVISER:                                        Value Index by investing  companies included in     risk, securities lending
ING Investment                                      in common stocks of       the Russell 2000(R)       risk
Management, Co.                                     small companies whose     Value Index. In managing  small-capitalization
                                                    stock prices are          the Portfolio, the        company risk and value
                                                    believed to be            Sub-Adviser attempts to   investing risk.
                                                    undervalued.              achieve the Portfolio's
                                                                              objective by
                                                                              overweighting those
                                                                              stocks in the Russell
                                                                              2000(R) Value Index that
                                                                              the Sub-Adviser believes
                                                                              will outperform the
                                                                              index, and
                                                                              underweighting (or
                                                                              avoiding altogether)
                                                                              those stocks in the
                                                                              Russell 2000(R) Value
                                                                              Index that the
                                                                              Sub-Adviser believes
                                                                              will underperform the
                                                                              index. May also invest
                                                                              in derivative
                                                                              instruments.

INVESTMENT ADVISER:       ING Eagle Asset Capital   Capital appreciation.     Invests at least 80% of   Convertible securities
Directed Services, Inc.   Appreciation Portfolio    Dividend income is a      assets in equity          risk, derivatives risk,
                                                    secondary objective.      securities of domestic    equity securities risk.
SUB-ADVISER:                                                                  and foreign issuers that  foreign investment risk,
Eagle Asset Management,                                                       meet quantitative         manager risk, market and
Inc.                                                                          standards relating to     company risk, market
                                                                              financial soundness and   capitalization risk, and
                                                                              high intrinsic value      portfolio turnover risk.
                                                                              relative to price.
                                                                              Equity securities
                                                                              include common stocks,
                                                                              convertible securities,
                                                                              options on equities, and
                                                                              rights and warrants. May
                                                                              invest up to 25% of its
                                                                              total assets in foreign
                                                                              issuers and use
                                                                              derivatives. May write
                                                                              covered put and call
                                                                              options that expose up
                                                                              to 55% of assets and may
                                                                              enter into futures
                                                                              contracts and options
                                                                              thereon and currency
                                                                              hedging transactions.

INVESTMENT ADVISER:       ING Evergreen Omega       Long-term capital         Invests primarily in      Convertible securities
Directed Services, Inc.   Portfolio                 growth.                   common stocks and         risk, equity securities
                                                                              securities convertible    risk, foreign investment
SUB-ADVISER:                                                                  into common stocks of     risk, growth investing
Evergreen Investment                                                          U.S. companies across     risk, investment style
Management Company, LLC                                                       all market                risk, manager risk,
                                                                              capitalizations. May      market capitalization
                                                                              also invest up to 25% of  risk, mid-capitalization
                                                                              assets in foreign         company risk, portfolio
                                                                              securities.               turnover risk, price
                                                                                                        volatility risk, and
                                                                                                        small-capitalization
                                                                                                        company risk.

INVESTMENT ADVISER:       ING FMR(SM) Diversified   Long-term growth of       Invests at least 80% of   Derivatives risk,
Directed Services, Inc.   Mid Cap Portfolio         capital.                  assets in securities of   emerging markets risk,
                                                                              companies with medium     equity securities risk,
SUB-ADVISER:                                                                  market capitalizations    foreign investment risk,
Fidelity Management &                                                         (defined as those whose   growth investing risk,
Research Company                                                              market capitalizations    manager risk, market and
                                                                              are similar to the        company risk, market
                                                                              market capitalizations    capitalization risk,
                                                                              of companies in the       mid-capitalization
                                                                              Russell Midcap(R) Index   company risk, other
                                                                              or the S&P Midcap 400     investment companies
                                                                              Index). May invest in     risk, portfolio turnover
                                                                              smaller or larger market  risk, securities lending
                                                                              capitalizations. May      risk,
                                                                              invest up to 25% of       small-capitalization
                                                                              assets in foreign         company risk, and value
                                                                              securities, including     investing risk.
                                                                              emerging markets and may
                                                                              buy and sell futures
                                                                              contracts and other
                                                                              investment companies.

INVESTMENT ADVISER:       ING FMR(SM) Earnings      Seeks growth of capital   Invests primarily in      Derivatives risk, equity
Directed Services, Inc.   Growth Portfolio          over the long term.       common stocks in which    securities risk, foreign
                                                                              the Sub-Adviser believes  investment risk, growth
SUB-ADVISER:                                                                  have above-average        investing risk, manager
Fidelity Management &                                                         growth potential. May     risk, market and company
Research Company                                                              invest in securities of   risk, portfolio turnover
                                                                              foreign issuers and may   risk and other
                                                                              use various techniques    investment companies
                                                                              such as buying and        risk.
                                                                              selling futures
                                                                              contracts and other
                                                                              investment companies,
                                                                              including
                                                                              exchange-traded funds.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Franklin Income       Seeks to maximize income  Invests in a diversified  Call Risk, convertible
Directed Services, Inc.   Portfolio                 while maintaining         portfolio of debt and     securities risk, debt
                                                    prospects for capital     equity securities. Debt   securities risk,
SUB-ADVISER:                                        appreciation.             securities in which the   depositary receipts
Franklin Advisers, Inc.                                                       Portfolio will invest     risk, equity securities
                                                                              include bonds, notes and  risk, foreign investment
                                                                              debentures, among         risk, high yield,
                                                                              others. Equity            lower-grade debt
                                                                              securities include        securities risk, income
                                                                              common stocks, preferred  risk, interest rate
                                                                              stocks and convertible    risk, manager risk,
                                                                              securities, among         market trends risk
                                                                              others. The Portfolio     market and company risk,
                                                                              may invest up to 100% of  maturity risk, portfolio
                                                                              total assets in debt      turnover risk, price
                                                                              securities that are       volatility risk,
                                                                              rated below investment    securities lending risk
                                                                              grade, but it is not      U.S. government
                                                                              currently expected that   securities and
                                                                              the Portfolio will        obligations risk, and
                                                                              invest more than 50% of   value investing risk.
                                                                              its assets in these
                                                                              securities. May invest
                                                                              up to 25% of its assets
                                                                              in foreign securities.
                                                                              It ordinarily buys
                                                                              foreign securities that
                                                                              are traded in the U.S.
                                                                              or American Depositary
                                                                              Receipts. May invest up
                                                                              to 100% of the
                                                                              Portfolio's assets in a
                                                                              temporary defensive
                                                                              manner by holding all or
                                                                              a substantial portion of
                                                                              its assets in cash, cash
                                                                              equivalents or other
                                                                              high quality short-term
                                                                              investments. Temporary
                                                                              defensive investments
                                                                              generally may include
                                                                              short-term U.S.
                                                                              government securities,
                                                                              commercial paper, bank
                                                                              obligations, repurchase
                                                                              agreements, money market
                                                                              fund shares and other
                                                                              money market
                                                                              instruments.

INVESTMENT ADVISER:       ING Fundamental Research  Seeks to maximize total   Invests at least 65% of   Convertible securities
ING Life Insurance and    Portfolio                 return through            its total assets in       risk, derivatives risk,
Annuity Company                                     investments in a          common stocks and         foreign markets risk,
                                                    diversified portfolio of  securities convertible    initial public offerings
SUB-ADVISER:                                        common stocks and         into common stocks. May   "IPO" risk, market and
ING Investment                                      securities convertible    also invest in            company risk, market
Management Co.                                      into common stocks.       derivatives. Emphasizes   trends risk,
                                                                              stocks of larger          mid-capitalization
                                                                              companies. May invest in  company risk, other
                                                                              mid-capitalization        investment companies
                                                                              companies and may invest  risk and securities
                                                                              up to 25% in foreign      lending risk.
                                                                              securities.

INVESTMENT ADVISER:       ING Global Real Estate    Seeks to provide high     Invests at least 80% of   Diversification risk,
ING Investments, LLC      Portfolio                 total return.             its assets in equity      foreign investment risk,
                                                                              securities of companies   inability to sell
SUB-ADVISER:                                                                  that are principally      securities risk,
ING Clarion Real Estate                                                       engaged in the real       industry concentration
Securities L.P.                                                               estate industry           risk, market trends
                                                                              (deriving at least 50%    risk, mortgage-related
                                                                              of their total revenues   securities risk,
                                                                              or earnings from owning,  portfolio turnover risk,
                                                                              operating, developing     price volatility risk,
                                                                              and/or managing real      real estate investment
                                                                              estate.) The portfolio    trusts risk and
                                                                              will have investments     securities lending risk.
                                                                              located in a number of
                                                                              different countries
                                                                              located throughout the
                                                                              world, including the
                                                                              United States.
                                                                              Generally, invests in
                                                                              common stocks of large-,
                                                                              mid- and small-sized
                                                                              companies, including
                                                                              real estate investment
                                                                              trusts ("REITs"). The
                                                                              Portfolio is
                                                                              non-diversified, and may
                                                                              invest a significant
                                                                              portion of its assets in
                                                                              a single issuer.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING International         Long-term growth of       Invests at least 65% of   Call risk, convertible
Directed Services, Inc.   Portfolio                 capital.                  its assets in equity      securities risk,
                                                                              securities (including     currency risk, debt
SUB-ADVISER:                                                                  common and preferred      securities risk,
ING Investment                                                                stocks, warrants and      derivatives risk,
Management Co.                                                                convertible securities)   emerging markets risk,
                                                                              of issuers of any         equity securities risk,
                                                                              market-capitalization     foreign investment risk,
                                                                              (but primarily large cap  interest rate risk,
                                                                              companies) located in a   liquidity risk, manager
                                                                              number of different       risk, market and company
                                                                              countries outside of the  risk, market
                                                                              U.S., including emerging  capitalization risk,
                                                                              markets. May also invest  market trends risk,
                                                                              in government debt        mid-capitalization
                                                                              securities of developed   company risk, portfolio
                                                                              foreign countries. May    turnover risk,
                                                                              invest up to 35% in       securities lending risk
                                                                              securities of U.S.        and small-capitalization
                                                                              issuers including         company risk.
                                                                              investment- grade
                                                                              government and corporate
                                                                              debt securities.

INVESTMENT ADVISER:       ING Janus Contrarian      Capital appreciation.     Invests at least 80% of   Call risk, debt
Directed Services, Inc.   Portfolio                                           net assets in equity      securities risk,
                                                                              securities with the       depositary receipt risk,
SUB-ADVISER:                                                                  potential for long-term   derivatives risk,
Janus Capital Management                                                      growth of capital. The    diversification risk,
LLC                                                                           Portfolio is              equity securities risk,
                                                                              non-diversified. May      foreign investment risk,
                                                                              also invest in foreign    high-yield, lower-grade
                                                                              equity and debt           debt securities risk,
                                                                              securities, up to 20% in  interest rate risk,
                                                                              high yield debt           liquidity risk, manager
                                                                              securities (junk bonds);  risk, market and company
                                                                              derivatives; securities   risk, market
                                                                              purchased on a            capitalization risk,
                                                                              when-issued, delayed      maturity risk,
                                                                              delivery or forward       mid-capitalization
                                                                              commitment basis;         company risk, sector
                                                                              illiquid securities (up   risk, securities lending
                                                                              to 15%) and may invest    risk,
                                                                              more than 25% of its      small-capitalization
                                                                              total assets in           company risk, special
                                                                              securities of companies   situations risk and
                                                                              in one or more market     value investing risk.
                                                                              sectors.

INVESTMENT ADVISER:       ING JPMorgan Emerging     Capital appreciation.     Invests at least 80% of   Call risk, convertible
Directed Services, Inc.   Markets Equity Portfolio                            its assets in securities  securities risk,
                                                                              of issuers located in at  currency risk, debt
SUB-ADVISER:                                                                  least three countries     securities risk,
J.P. Morgan Investment                                                        with emerging securities  depositary receipts
Management Inc.                                                               markets. Equity           risk, derivatives risk,
                                                                              securities in which the   emerging markets risk,
                                                                              Portfolio may invest      equity securities risk,
                                                                              includes common and       foreign investment risk,
                                                                              preferred stocks,         high-yield, lower-grade
                                                                              convertible securities,   debt securities risk,
                                                                              depositary receipts,      liquidity risk, manager
                                                                              rights and warrants to    risk, market and company
                                                                              buy common stocks and     risk, mortgage-related
                                                                              privately-placed          securities risk, other
                                                                              securities and other      investment companies
                                                                              investment companies.     risk, portfolio turnover
                                                                              May invest in             risk, security lending
                                                                              derivatives,              risk, and
                                                                              high-quality, short-term  small-capitalization
                                                                              money market instruments  company risk.
                                                                              and repurchase
                                                                              agreements. May invest
                                                                              in debt securities,
                                                                              including high-yield
                                                                              securities (junk bonds)
                                                                              and mortgage-related
                                                                              securities. May enter
                                                                              into dollar rolls.

INVESTMENT ADVISER:       ING JPMorgan              Long-term growth of       Invests at least 65% of   Credit risk, currency
ING Life Insurance and    International Portfolio   capital.                  assets in equity          risk, debt securities
Annuity Company                                                               securities of foreign     risk, emerging markets
                                                                              companies with high       risk, equity securities
SUB-ADVISER:                                                                  growth potential located  risk, foreign investment
J.P. Morgan Asset                                                             in several countries      risk, geographic focus
Management (London)                                                           other than the U.S.       risk, high-yield,
Limited                                                                       (including those located  lower-grade debt
                                                                              in countries with         securities risk,
                                                                              emerging market           interest rate risk, and
                                                                              economies). May invest    market and company risk.
                                                                              in debt securities
                                                                              issued by foreign and
                                                                              U.S. companies including
                                                                              non-investment grade
                                                                              debt securities.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING JPMorgan Mid Cap      Growth from capital       Invests at least 80% of   Convertible securities
ING Life Insurance and    Value Portfolio           appreciation.             assets in common stocks   risk depositary receipts
Annuity Company                                                               of companies with market  risk, derivatives risk,
                                                                              capitalizations of $1     diversification risk,
SUB-ADVISER:                                                                  billion and $20 billion.  foreign investment risk,
J.P. Morgan Investment                                                        Normally invests in       interest rate risk,
Management, Inc.                                                              securities that are       market and company risk,
                                                                              traded on registered      mid-capitalization
                                                                              exchanges or the          company risk, and
                                                                              over-the-counter market   over-the-counter ("OTC")
                                                                              in the United States.     investment risk.
                                                                              May invest in other
                                                                              equity securities,
                                                                              including convertible
                                                                              and foreign securities
                                                                              (which may take the form
                                                                              of depositary receipts);
                                                                              and derivatives.

INVESTMENT ADVISER:       ING JPMorgan Small Cap    Capital growth over the   Invests at least 80% of   Convertible securities
Directed Services, Inc.   Equity Portfolio          long term.                its total assets in       risk, depositary receipt
                                                                              equity securities of      risk, derivatives risk,
SUB-ADVISER:                                                                  small-cap companies       equity securities risk,
J.P. Morgan Investment                                                        (defined as those with    foreign investment risk,
Management Inc.                                                               market capitalization     growth investing risk,
                                                                              equal to those within a   manager risk, market and
                                                                              universe of Russell       company risk, market
                                                                              2000(R) Index stocks).    capitalization risk,
                                                                              May also invest up to     mid-capitalization
                                                                              20% of its total assets   company risk,
                                                                              in: foreign securities,   mortgage-related
                                                                              including depositary      securities risk,
                                                                              receipts, convertible     portfolio turnover risk,
                                                                              securities, high-quality  real estate investment
                                                                              money market instruments  trusts risk,
                                                                              and repurchase            small-capitalization
                                                                              agreements; and may       company risk, and value
                                                                              invest in real estate     investing risk.
                                                                              investment trusts and
                                                                              derivatives.

INVESTMENT ADVISER:       ING JPMorgan Value        Long-term capital         Invests at least 80% of   Convertible securities
Directed Services, Inc.   Opportunities Portfolio   appreciation.             it assets in equity       risk, depositary
                                                                              securities of mid- and    receipts risk,
SUB-ADVISER:                                                                  large-capitalization      derivatives risk, equity
J.P. Morgan Investment                                                        companies                 securities risk,
Management Inc.                                                               (mid-capitalization       interest rate risk,
                                                                              companies are those with  investment style risk,
                                                                              market capitalizations    manager risk, market and
                                                                              between $2 billion and    company risk, market
                                                                              $5 billion and            capitalization risk,
                                                                              large-capitalization      mid-capitalization
                                                                              companies are those with  company risk,
                                                                              market capitalization     mortgage-related
                                                                              over $5 billion). Equity  securities risk, other
                                                                              securities in which the   investment companies
                                                                              Portfolio may invest      risk, price volatility
                                                                              include common stocks,    risk and value investing
                                                                              preferred stocks,         risk.
                                                                              convertible securities,
                                                                              depositary receipts and
                                                                              warrants to buy common
                                                                              stocks. May invest in
                                                                              shares of investment
                                                                              companies. May invest in
                                                                              derivatives,
                                                                              mortgage-related
                                                                              securities issued by
                                                                              government entities and
                                                                              private issuers, and
                                                                              high-quality money
                                                                              market instruments and
                                                                              repurchase agreements.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Julius Baer Foreign   Long-term growth of       Invests at least 80% of   Call risk, convertible
Directed Services, Inc.   Portfolio                 capital.                  assets in international   securities risk, debt
                                                                              equity securities         securities risk,
SUB-ADVISER:                                                                  outside the United        derivatives risk,
Julius Baer Investment                                                        States, including common  emerging markets risk,
Management LLC                                                                and preferred stocks,     equity securities risk,
                                                                              American, European and    foreign investment risk,
                                                                              Global Depositary         growth investing risk,
                                                                              Receipts, convertible     high-yield, lower-grade
                                                                              securities, rights,       debt securities risk,
                                                                              warrants and other        liquidity risk, market
                                                                              investment companies,     and company risk, market
                                                                              including                 capitalization risk,
                                                                              exchange-traded funds.    mid-capitalization
                                                                              Normally has a bias       company risk, other
                                                                              towards larger companies  investment companies
                                                                              (e.g., with market        risk, portfolio turnover
                                                                              capitalizations of $10    risk, price volatility
                                                                              billion or greater), but  risk, securities lending
                                                                              may also invest in        risk, small company risk
                                                                              small- and mid-sized      and value investing
                                                                              companies. May invest up  risk.
                                                                              to 25% of assets in
                                                                              issuers in emerging
                                                                              markets and may invest
                                                                              in debt securities (up
                                                                              to 10% in non-investment
                                                                              grade bonds). May invest
                                                                              in derivatives and may
                                                                              lend its portfolio
                                                                              securities. Will invest
                                                                              at least 65% in no fewer
                                                                              than three different
                                                                              companies located
                                                                              outside the U.S.

INVESTMENT ADVISER:       ING Legg Mason Partners   Long-term growth of       Invests at least 80% of   Convertible securities
ING Life Insurance and    Aggressive Growth         capital.                  assets in common stocks   risk, currency risk,
Annuity Company           Portfolio                                           and related securities,   depositary receipt risk,
                                                                              such as preferred stock,  emerging growth risk,
SUB-ADVISER:                                                                  convertible securities    emerging markets risk,
Salomon Brothers Asset                                                        and depositary receipts,  foreign investment risk,
Management Inc                                                                of emerging growth        issuer concentration
                                                                              companies. Invests in     risk, market and company
                                                                              securities of large,      risk, mid-capitalization
                                                                              well known companies but  company risk,
                                                                              may also invest in        over-the-counter ("OTC")
                                                                              small- to medium-sized    investment risk, and
                                                                              companies. Investments    small-capitalization
                                                                              may include securities    company risk.
                                                                              listed on a securities
                                                                              exchange or traded in
                                                                              the over the counter
                                                                              markets. May invest in
                                                                              foreign securities;
                                                                              (including emerging
                                                                              market securities) and
                                                                              may have exposure to
                                                                              foreign currencies.

INVESTMENT ADVISER:       ING Legg Mason Partners   Capital appreciation      Invests primarily in      Borrowing and leverage
Directed Services, Inc.   All Cap Portfolio         through investment in     common stocks and common  risk, call risk,
                                                    securities believed to    stock equivalents, such   convertible securities
SUB-ADVISER:                                        have above-average        as preferred stocks and   risk, debt securities,
Salomon Brothers Asset                              capital appreciation      convertibles, typically   derivatives risk,
Management Inc                                      potential.                of large, well-known      diversification risk,
                                                                              companies, but may also   emerging markets risk,
                                                                              invest a significant      equity securities risk,
                                                                              portion of its assets in  foreign investment risk,
                                                                              securities of small to    growth investing risk,
                                                                              medium-sized companies.   investment models riks,
                                                                              May invest in             manager risk, market and
                                                                              non-dividend paying       company risk, market
                                                                              common stocks and         capitalization risk,
                                                                              foreign securities        mid-capitalization
                                                                              including emerging        company risk, portfolio
                                                                              market issuers, ADRs,     turnover risk,
                                                                              EDRs and GDRs. May        restricted and illiquid
                                                                              invest in cash            securities risk,
                                                                              equivalents debt          securities lending risk,
                                                                              securities, illiquid      small-capitalization
                                                                              securities and            company risk, and value
                                                                              derivatives. May borrow   investing risk.
                                                                              up to 15% of its assets.
                                                                              The Portfolio is
                                                                              non-diversified.

INVESTMENT ADVISER:       ING Legg Mason Value      Long-term growth of       Invests primarily in      Call risk, convertible
Directed Services, Inc.   Portfolio                 capital.                  equity securities,        securities risk, credit
                                                                              including foreign         risk, currency risk,
SUB-ADVISER:                                                                  securities. Generally     debt securities risk,
Legg Mason Capital                                                            invests in companies      diversification risk,
Management, Inc.                                                              with market               equity securities risks,
                                                                              capitalization greater    foreign investment risk,
                                                                              than $5 billion, but may  growth investing risk,
                                                                              invest in companies of    high-yield, lower-grade
                                                                              any size. May also        debt securities risk,
                                                                              invest in convertible     interest rate risk,
                                                                              and debt securities. May  investment models risk,
                                                                              invest up to 25% of       manager risk, market and
                                                                              assets in long-term debt  company risk, market
                                                                              securities, and up to     trends risk,
                                                                              10% of in high-yield      mid-capitalization
                                                                              securities ("junk         company risk,
                                                                              bonds"). The Portfolio    over-the-counter ("OTC")
                                                                              is non-diversified.       investment risk,
                                                                                                        small-capitalization
                                                                                                        company risk and value
                                                                                                        investing risk.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Liquid Assets         High level of current     Invests in a portfolio    Credit risk, interest
Directed Services, Inc.   Portfolio                 income consistent with    of high-quality, U.S.     rate risk, manager risk,
                                                    the preservation of       dollar denominated        mortgage-related
SUB-ADVISER:                                        capital and liquidity.    short-term debt           securities risk,
ING Investment                                                                securities that are       securities lending risk,
Management Co.                                                                determined by the         sector risk and U.S.
                                                                              Sub-Adviser to present    government securities
                                                                              minimal credit risks.     and obligations risk.
                                                                              Obligations in which the
                                                                              Portfolio invests
                                                                              generally have remaining
                                                                              maturities of 397 days
                                                                              or less, although upon
                                                                              satisfying certain
                                                                              conditions of Rule 2a-7,
                                                                              the Portfolio may, to
                                                                              the extent otherwise
                                                                              permissible, invest in
                                                                              instruments subject to
                                                                              repurchase agreements
                                                                              and certain variable and
                                                                              floating rate
                                                                              obligations that bear
                                                                              longer final maturities.
                                                                              May invest in
                                                                              obligations permitted to
                                                                              be purchased under Rule
                                                                              2a-7. May invest more
                                                                              than 25% of its total
                                                                              assets in instruments
                                                                              issued by domestic
                                                                              banks. May significantly
                                                                              invest in securities
                                                                              issued by financial
                                                                              services companies,
                                                                              banks and bank holding
                                                                              companies, investment
                                                                              banks, trust companies,
                                                                              insurance companies,
                                                                              finance companies, and
                                                                              broker-dealers. May
                                                                              purchase securities on a
                                                                              when-issued basis and
                                                                              purchase or sell them on
                                                                              a forward commitment
                                                                              basis. May also invest
                                                                              in variable rate master
                                                                              demand obligations.

INVESTMENT ADVISER:       ING Lord Abbett           Long-term growth of       Invests primarily in      Convertible securities
Directed Services, Inc.   Affiliated Portfolio      capital. Current income   equity securities of      risk, depositary
                                                    is a secondary            large, seasoned, U.S.     receipts risk,
SUB-ADVISER:                                        objective.                and multinational         derivatives risk, equity
Lord Abbett & Co. LLC                                                         companies (those          securities risk, foreign
                                                                              companies in the Russell  investment risk, manager
                                                                              1000(R) Index) may        risk, market and company
                                                                              invest up to 10% of its   risk, market
                                                                              assets in foreign         capitalization risk,
                                                                              securities and also may   portfolio turnover risk
                                                                              invest in American        and value investing
                                                                              Depositary Receipts and   risk.
                                                                              similar depositary
                                                                              receipts, which are not
                                                                              subject to the 10% limit
                                                                              on investment. The
                                                                              Portfolio may invest in
                                                                              convertible bonds and
                                                                              convertible preferred
                                                                              stock, and in
                                                                              derivatives and similar
                                                                              instruments.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Lord Abbett U.S.      High current income       Invests at least 80% of   Call risk, debt
ING Life Insurance and    Government Securities     consistent with           its net assets, plus the  securities risk,
Annuity Company           Portfolio                 reasonable risk.          amount of any borrowings  derivatives risk,
                                                                              for investment purposes,  interest rate risk,
SUB-ADVISER:                                                                  in U.S. government        leveraging risk, manager
Lord, Abbett & Co. LLC                                                        securities. These         risk, market and company
                                                                              securities include        risk, mortgage-related
                                                                              obligations issued by     securities risk
                                                                              the U.S. Treasury and     portfolio turnover risk,
                                                                              certain obligations       prepayment risk, price
                                                                              issued or guaranteed by   volatility risk U.S.
                                                                              U.S. Government agencies  government securities
                                                                              and U.S.                  risk and zero-coupon
                                                                              Government-sponsored      risk.
                                                                              enterprises, such as:
                                                                              Federal Home Loan
                                                                              Mortgage Corporation;
                                                                              Federal National
                                                                              Mortgage Association;
                                                                              Federal Farm Credit
                                                                              Bank; and Government
                                                                              National Mortgage
                                                                              Association. May invest
                                                                              in derivative and
                                                                              similar instruments,
                                                                              including options,
                                                                              futures, forward
                                                                              contracts, swap
                                                                              agreements, warrants and
                                                                              rights. May also invest
                                                                              extensively in
                                                                              mortgage-related
                                                                              securities and also may
                                                                              invest in other
                                                                              asset-backed securities.

INVESTMENT ADVISER:       ING Marsico Growth        Capital appreciation.     Invests primarily in      Derivatives risk,
Directed Services, Inc.   Portfolio                                           equity securities of      emerging markets risk,
                                                                              companies selected for    equity securities risk,
SUB-ADVISER:                                                                  their growth potential.   foreign investment risk,
Marsico Capital                                                               Will normally hold a      growth investing risk,
Management, LLC                                                               core position of between  investment models risk,
                                                                              35 and 50 common stocks   manager risk, market and
                                                                              primarily emphasizing     company risk, market
                                                                              larger companies (those   capitalization risk,
                                                                              with market               market trends risk,
                                                                              capitalizations of $4     portfolio turnover risk,
                                                                              billion or more). May     price volatility risk,
                                                                              also invest in foreign    sector risk and
                                                                              securities (including     securities lending risk.
                                                                              emerging markets) and
                                                                              forward foreign currency
                                                                              contracts, futures and
                                                                              options: Substantial
                                                                              cash holdings in the
                                                                              absence of attractive
                                                                              investment
                                                                              opportunities; and, from
                                                                              time to time, investment
                                                                              of more than 25% assets
                                                                              in securities of
                                                                              companies in one or more
                                                                              market sectors.
                                                                              Generally will not
                                                                              invest more than 25% of
                                                                              assets in a particular
                                                                              industry within a
                                                                              sector.

INVESTMENT ADVISER:       ING Marsico               Seeks long-term growth    Invests at least 65% of   Currency risk,
Directed Services, Inc.   International             of capital.               its total assets in       derivatives risk,
                          Opportunities Portfolio                             common stocks of foreign  emerging markets risk,
SUB-ADVISER:                                                                  companies. May invest in  equity securities risk,
Marsico Capital                                                               companies of any size     foreign investment risk,
Management, LLC                                                               throughout the world.     growth investing risk,
                                                                              Invests in issuers from   investment models risk,
                                                                              a number of different     liquidity risk, manager
                                                                              countries not including   risk, market and company
                                                                              the United States and     risk, market
                                                                              generally maintains a     capitalization risk,
                                                                              core position of between  market trends risk,
                                                                              35 and 50 common stocks.  over-the-counter ("OTC")
                                                                              May invest in emerging    investment risk,
                                                                              markets. May use          portfolio turnover risk,
                                                                              options, futures and      price volatility risk
                                                                              foreign currency          and sector risk.
                                                                              contracts. Up to 10% in
                                                                              fixed-income securities
                                                                              and may invest up to 5%
                                                                              in high-yield bonds and
                                                                              mortgage and
                                                                              asset-backed securities.
                                                                              May invest up to 15% in
                                                                              illiquid securities. May
                                                                              invest more than 25% of
                                                                              its total assets in
                                                                              securities of companies
                                                                              in a single market
                                                                              sector, though it will
                                                                              not invest more than 25%
                                                                              of its total assets in a
                                                                              particular industry
                                                                              within a sector.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Mercury Large Cap     Long-term growth of       Invests at least 80% of   Call risk, convertible
Directed Services, Inc.   Growth Portfolio          capital.                  its assets in equity      securities risk, debt
                                                                              securities of large       securities risk,
SUB-ADVISER:                                                                  capitalization            depositary receipts
Mercury Advisors                                                              companies, selected from  risk, derivatives risk,
                                                                              among those which, at     equity securities risk,
                                                                              the time of investment,   foreign investment risk,
                                                                              are included in the       growth investing risk,
                                                                              Russell 1000(R) Growth    interest rate risk,
                                                                              Index. Up to 10% in       investment models risk,
                                                                              foreign companies         manager risk, market and
                                                                              including American and    company risk, market
                                                                              European depositary       capitalization risk,
                                                                              receipts. May invest in   maturity risk, portfolio
                                                                              derivatives, short-term   turnover risk, and U.S.
                                                                              debt securities,          government securities
                                                                              non-convertible           and obligations risk.
                                                                              preferred stocks and
                                                                              bonds, or government and
                                                                              money market securities.

INVESTMENT ADVISER:       ING Mercury Large Cap     Long-term growth of       Invests at least 80% of   Borrowing and leverage
Directed Services, Inc.   Value Portfolio           capital.                  its assets in a           risk, call risk,
                                                                              diversified portfolio of  convertible securities
SUB-ADVISER:                                                                  equity securities of      risk, debt securities
Mercury Advisors                                                              large-capitalization      risk, depositary
                                                                              companies (those within   receipts risk,
                                                                              the market-cap range of   derivatives risk, equity
                                                                              companies included in     securities risk, foreign
                                                                              the Russell 1000(R)       investment risk,
                                                                              Value Index). May invest  investment models risk,
                                                                              up to 10% of its total    liquidity risk, manager
                                                                              assets in securities      risk, market and company
                                                                              issued by foreign         risk, market
                                                                              issuers, including        capitalization risk,
                                                                              American Depositary       over-the-counter ("OTC")
                                                                              Receipts. Will generally  investment risk,
                                                                              limit its foreign         portfolio turnover risk,
                                                                              securities investments    restricted and illiquid
                                                                              to ADRs of issuers in     securities risk,
                                                                              developed countries. May  securities lending risk,
                                                                              also invest in            U.S government
                                                                              investment grade          securities and
                                                                              convertible securities,   obligations risk, and
                                                                              preferred stock,          value investing risk.
                                                                              illiquid securities,
                                                                              U.S. government debt
                                                                              securities of any
                                                                              maturity, and
                                                                              derivatives for hedging
                                                                              purposes. May purchase
                                                                              or sell securities on a
                                                                              when issued basis. May
                                                                              also purchase or sell
                                                                              securities on a delayed
                                                                              delivery basis or
                                                                              through a forward
                                                                              commitment. May lend up
                                                                              to 33 1/3% of its total
                                                                              assets and invest
                                                                              un-invested cash in
                                                                              money market funds.

INVESTMENT ADVISER:       ING MFS Capital           Capital appreciation.     Invests at least 65% of   Convertible securities
ING Life Insurance and    Opportunities Portfolio                             assets in common stocks   risk, credit risk,
Annuity Company                                                               and related securities,   currency risk,
                                                                              such as preferred         depositary receipt risk,
SUB-ADVISER:                                                                  stocks, convertible       emerging markets risk,
Massachusetts Financial                                                       securities and            equity securities risk,
Services Company                                                              depositary receipts. May  foreign investment risk,
                                                                              invest in foreign         market and company risk
                                                                              securities, including     over-the-counter ("OTC")
                                                                              emerging market           investment risk and
                                                                              securities. Investments   portfolio turnover risk.
                                                                              may include securities
                                                                              listed on a securities
                                                                              exchange or traded in
                                                                              the over the counter
                                                                              markets.

INVESTMENT ADVISER:       ING MFS Mid Cap Growth    Long-term growth of       Invests at least 80% of   Call risk, convertible
Directed Services, Inc.   Portfolio                 capital.                  its assets in common      securities risk, debt
                                                                              stocks and related        securities risk,
SUB-ADVISER:                                                                  securities (such as       depositary receipts
Massachusetts Financial                                                       preferred stocks,         risk, derivatives risk,
Services Company                                                              convertible securities    emerging markets risk,
                                                                              and depositary receipts)  foreign investment risk,
                                                                              of mid-cap companies      growth investing risk,
                                                                              (defined as those         high-yield, lower-grade
                                                                              companies with market     debt securities risk,
                                                                              capitalization of $250    manager risk, market and
                                                                              million or more but not   company risk, market
                                                                              exceeding the top range   capitalization risk,
                                                                              of the Russell Midcap(R)  mid-capitalization
                                                                              Growth Index). May also   company risk,
                                                                              invest up to but not      over-the-counter ("OTC")
                                                                              including 20% of its net  investment risk,
                                                                              assets in foreign         securities lending risk
                                                                              securities (including     and short sales risk.
                                                                              ADRs and emerging
                                                                              markets) and up to 10%
                                                                              of assets in high-yield
                                                                              bonds ("junk bonds").
                                                                              The Portfolio may also
                                                                              engage in short sales
                                                                              and invest in
                                                                              derivatives.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING MFS Total Return      Above-average income      Invests in a combination  Allocation risk, call
Directed Services, Inc.   Portfolio                 (compared to a portfolio  of equity and             risk, convertible
                                                    entirely invested in      fixed-income securities.  securities risk, credit
SUB-ADVISER:                                        equity securities)        At least 40% but not      risk, debt securities
Massachusetts Financial                             consistent with the       more than 75% in equity   risk, depositary
Services Company                                    prudent employment of     securities such as        receipts risk,
                                                    capital. A secondary      preferred stock, bonds,   derivatives risk,
                                                    objective is the          warrants or rights        emerging markets risk,
                                                    reasonable opportunity    convertible into stock    equity securities risk,
                                                    for growth of capital     and depositary receipts.  foreign investment risk,
                                                    and income.               At least 25% in           high-yield, lower-grade
                                                                              non-convertible           debt securities risk,
                                                                              fixed-income securities.  income risk, interest
                                                                              Focuses on large market   rate risk, liquidity
                                                                              capitalizations ($5       risk, manager risk,
                                                                              billion or over).         market and company risk,
                                                                              Invests in U.S.           market capitalization
                                                                              government securities,    risk, maturity risk,
                                                                              mortgage- and             mortgage-related
                                                                              asset-backed securities   securities risk,
                                                                              and corporate bonds. May  securities lending risk,
                                                                              invest up to but not      U.S. government
                                                                              including 20% in foreign  securities and
                                                                              securities, up to but     obligations risk and
                                                                              not including 10% in      value investing risk.
                                                                              lower rated
                                                                              non-convertible
                                                                              fixed-income securities
                                                                              and comparable unrated
                                                                              securities. May invest
                                                                              in zero coupon bonds,
                                                                              loan participations,
                                                                              mortgage pass-through
                                                                              securities and ADRs. May
                                                                              also invest in
                                                                              derivatives.

INVESTMENT ADVISER:       ING Neuberger Berman      Capital growth.           Invests mainly in common  Derivatives risk, equity
ING Life Insurance and    Partners Portfolio                                  stocks of                 securities risk, foreign
Annuity Company                                                               mid-capitalization        investment risk,
                                                                              companies (those          leveraging risk, manager
SUB-ADVISER:                                                                  companies with total      risk, market and company
Neuberger Berman                                                              market capitalizations    risk, mid-capitalization
Management Inc.                                                               within the range of the   company risk, portfolio
                                                                              Russell Midcap(R)         turnover risk, price
                                                                              Index). In selecting      volatility risk,
                                                                              investments, the          securities lending risk
                                                                              Sub-Adviser looks for     and value investing
                                                                              well-managed companies    risk.
                                                                              with strong balance
                                                                              sheets whose stock
                                                                              prices are undervalued.
                                                                              May invest a portion of
                                                                              its assets in derivative
                                                                              instruments, including
                                                                              options and futures. May
                                                                              also invest up to 20% of
                                                                              its assets in securities
                                                                              of foreign issuers. May
                                                                              also engage in borrowing
                                                                              and lend its securities.

INVESTMENT ADVISER:       ING Neuberger Berman      Capital growth.           Invests mainly in common  Derivatives risk, equity
ING Life Insurance and    Regency Portfolio                                   stocks of                 securities risk, foreign
Annuity Company                                                               mid-capitalization        investment risk,
                                                                              companies (those          leveraging risk, manager
SUB-ADVISER:                                                                  companies with total      risk, market and company
Neuberger Berman                                                              market capitalizations    risk, mid-capitalization
Management Inc.                                                               within the range of the   company risk, portfolio
                                                                              Russell Midcap(R)         turnover risk, sector
                                                                              Index). In selecting      risk, securities lending
                                                                              investments, the          risk and value investing
                                                                              Sub-Adviser looks for     risk.
                                                                              undervalued companies
                                                                              with high-quality
                                                                              businesses. From time to
                                                                              time the Sub-Adviser may
                                                                              emphasize investment in
                                                                              sectors that it believes
                                                                              will benefit from market
                                                                              or economic trends. May
                                                                              invest a portion of its
                                                                              assets in derivative
                                                                              instruments, including
                                                                              options and futures. May
                                                                              invest up to 20% of its
                                                                              assets in securities of
                                                                              foreign issuers. May
                                                                              also engage in borrowing
                                                                              and lend its securities.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING OpCap Balanced Value  Capital growth, and       Invests at least 25% of   Convertible securities
ING Life Insurance and    Portfolio                 secondarily, investment   its total assets in       risk, credit risk, debt
Annuity Company                                     income.                   equity securities,        securities risk, equity
                                                                              including common stocks   securities risk,
SUB-ADVISER:                                                                  and preferred stocks      high-yield lower-grade
OpCap Advisors LLC                                                            (typically between 50%    debt securities risk,
                                                                              to 75% of its total       industry concentration
                                                                              assets invested in        risk, interest rate
                                                                              equities), and at least   risk, market and company
                                                                              25% of total assets in    risk, portfolio turnover
                                                                              fixed-income senior       risk and U.S. government
                                                                              securities, including     securities and
                                                                              bonds, debentures,        obligations risk.
                                                                              notes, participation
                                                                              interests in loans,
                                                                              convertibles, and U.S.
                                                                              government securities.

INVESTMENT ADVISER:       ING Oppenheimer Global    Capital appreciation.     Invests mainly in         Allocation risk,
ING Life Insurance and    Portfolio                                           companies in the U.S.     currency risk, emerging
Annuity Company                                                               and foreign countries.    growth risk, emerging
                                                                              Currently emphasizes      markets risk, equity
SUB-ADVISER:                                                                  investments in developed  securities risk, foreign
OppenheimerFunds, Inc.                                                        markets but may also      investment risk,
                                                                              invest in emerging        geographic focus risk,
                                                                              markets. The Portfolio    growth investing risk,
                                                                              does not limit its        industry concentration
                                                                              investments in a          risk, market and company
                                                                              particular                risk, mid-capitalization
                                                                              capitalization range,     company risk, portfolio
                                                                              but currently focuses     turnover risk, and
                                                                              its investments in mid-   small-capitalization
                                                                              and large-cap companies.  company risk.
                                                                              The Portfolio will
                                                                              invest in a number of
                                                                              different countries (one
                                                                              of which may be the
                                                                              United States).

INVESTMENT ADVISER:       ING Oppenheimer Main      Long-term growth of       Invests mainly in common  Call risk, debt
Directed Services, Inc.   Street Portfolio(R)       capital and future        stocks of U.S. companies  securities risk, equity
                                                    income.                   of different              securities risk,
SUB-ADVISER:                                                                  capitalization ranges,    investment models risk,
OppenheimerFunds, Inc.                                                        presently focusing on     manager risk, market and
                                                                              large-capitalization      company risk, market
                                                                              issuers. It also can      capitalization risk,
                                                                              invest in debt            mid-capitalization
                                                                              securities, such as       company risk, portfolio
                                                                              bonds and debentures,     turnover risk,
                                                                              but does not currently    securities lending risk,
                                                                              emphasize these           and small-capitalization
                                                                              investments.              company risk.

INVESTMENT ADVISER:       ING Oppenheimer           High level of current     Invests in debt           Call risk, credit risk,
ING Life Insurance and    Strategic Income          income principally        securities of issuers in  credit derivatives risk,
Annuity Company           Portfolio                 derived from interest on  three market sectors:     debt securities risk,
                                                    debt securities.          foreign governments and   derivatives risk,
SUB-ADVISER:                                                                  companies; U.S.           emerging markets risk,
OppenheimerFunds, Inc.                                                        government securities;    foreign investment risk,
                                                                              and lower-grade           high-yield, lower-grade
                                                                              high-yield securities of  debt securities risk,
                                                                              U.S. and foreign          interest rate risk,
                                                                              companies. May invest up  manager risk,
                                                                              to 100% of assets in any  mortgage-related
                                                                              one sector at any time.   securities risk,
                                                                              The Portfolio can invest  portfolio turnover risk,
                                                                              in securities having      prepayment risk, sector
                                                                              short-, medium-, or       risk, U.S. government
                                                                              long-term maturities and  securities and
                                                                              may invest without limit  obligations risk, and
                                                                              in lower-grade,           zero coupon risk.
                                                                              high-yield debt
                                                                              obligations, also called
                                                                              "junk bonds." Foreign
                                                                              investments can include
                                                                              debt securities of
                                                                              issuers in developed
                                                                              markets as well as
                                                                              emerging markets. Can
                                                                              use hedging instruments
                                                                              and certain derivatives.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING PIMCO Core Bond       Maximum total return,     Invests at least 80% of   Borrowing and leverage
Directed Services, Inc.   Portfolio                 consistent with           assets (plus borrowings   risk, call risk,
                                                    preservation of capital   for investment purposes)  convertible securities
SUB-ADVISER:                                        and prudent investment    in debt securities of     risk, credit risk,
Pacific Investment                                  management.               varying maturities, with  currency risk, debt
Management Company LLC                                                        a portfolio duration      securities risk,
                                                                              that normally varies      derivatives risk,
                                                                              within a three to six     emerging markets risk,
                                                                              year time frame,          foreign investment risk,
                                                                              including up to 10% in    high-yield, lower-grade
                                                                              high-yield debt           debt securities risk,
                                                                              securities ("junk         interest rate risk,
                                                                              bonds"); U.S. government  liquidity risk, manager
                                                                              securities; corporate     risk, market and company
                                                                              debt securities of U.S.   risk, mortgage-related
                                                                              and non-U.S. including    securities risk,
                                                                              convertible securities,   portfolio turnover risk,
                                                                              preferred stock,          securities lending risk
                                                                              corporate commercial      and U.S. government
                                                                              paper, "Yankee" dollars   securities and
                                                                              and Euros;                obligations risk.
                                                                              mortgage-backed and
                                                                              other asset backed
                                                                              securities issuers
                                                                              inflation-indexed bonds;
                                                                              structured notes;
                                                                              event-linked bonds and
                                                                              loan participations,
                                                                              delayed funding loans
                                                                              (see the prospectus for
                                                                              the rest) and
                                                                              derivatives. The
                                                                              Portfolio may invest up
                                                                              to 10% of its total
                                                                              assets in securities of
                                                                              issuers based in
                                                                              countries with
                                                                              developing (or "emerging
                                                                              markets") economies. May
                                                                              engage in derivatives
                                                                              transactions.

INVESTMENT ADVISER:       ING PIMCO High Yield      Maximum total return,     Invests at least 80% of   Borrowing and leverage
Directed Services, Inc.   Portfolio                 consistent with           assets (plus borrowings   risk, call risk,
                                                    preservation of capital   for investment purposes)  convertible securities
SUB-ADVISER:                                        and prudent investment    in a diversified          risk, credit risk,
Pacific Investment                                  management.               portfolio of high yield   currency risk, debt
Management Company LLC                                                        securities ("junk         securities risk,
                                                                              bonds") rated below       derivatives risk,
                                                                              investment grade but      emerging markets risk,
                                                                              rated at least CCC/Caa    foreign investment risk,
                                                                              by Moody's Investors      high yield, lower-grade
                                                                              Service, Inc., Standard   debt securities risk,
                                                                              and Poor's Rating         interest rate risk,
                                                                              Service, or Fitch, or if  liquidity risk, manager
                                                                              unrated, determined to    risk, market and company
                                                                              be of comparable          risk, mortgage-related
                                                                              quality, subject to a     securities risk,
                                                                              maximum of 5% of total    securities lending risk
                                                                              assets in CCC/Caa         and U.S. government
                                                                              securities. The           securities and
                                                                              remainder of assets may   obligations risk.
                                                                              be invested in
                                                                              investment grade
                                                                              fixed-income
                                                                              investments. May also
                                                                              invest up to 20% in
                                                                              non-US
                                                                              dollar-denominated
                                                                              securities and without
                                                                              limit in U.S.
                                                                              dollar-denominated
                                                                              foreign securities (up
                                                                              to 10% in emerging, or
                                                                              developing markets). The
                                                                              average portfolio
                                                                              duration is two- to
                                                                              six-years. May invest in
                                                                              corporate debt
                                                                              securities, including
                                                                              convertible securities;
                                                                              preferred stock;
                                                                              corporate commercial
                                                                              paper "Yankee" dollars
                                                                              and "Euros",
                                                                              mortgage-backed and
                                                                              other asset-backed
                                                                              securities. May invest
                                                                              in derivatives.

INVESTMENT ADVISER:       ING Pioneer Fund          Reasonable income and     Invests in a broad list   Convertible securities
Directed Services, Inc.   Portfolio                 capital growth.           carefully selected        risk, depositary
                                                                              securities believed to    receipts risk,
SUB-ADVISER:                                                                  be reasonably priced      derivatives risk, equity
Pioneer Investment                                                            rather than in            securities risk, foreign
Management, Inc.                                                              securities whose price    investment risk, manager
                                                                              reflects a premium        risk, market and company
                                                                              resulting from their      risk and value investing
                                                                              current market            risk.
                                                                              popularity. Invests the
                                                                              major portion of its
                                                                              assets in equity
                                                                              securities, primarily of
                                                                              U.S. issuers. Equity
                                                                              securities include
                                                                              common stocks,
                                                                              convertible debt and
                                                                              other equity instruments
                                                                              such as depositary
                                                                              receipts, warrants,
                                                                              rights and preferred
                                                                              stock.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Pioneer High Yield    Maximize total return     Invests at least 80% of   Call risk, convertible
ING Life Insurance and    Portfolio                 through income and        its net assets in below   securities risk, credit
Annuity Company                                     capital appreciation.     investment grade (high    risk, debt securities
                                                                              yield) debt securities    risk, depositary
SUB-ADVISER:                                                                  and preferred stocks.     receipts risk,
Pioneer Investment                                                            The Portfolio's           derivatives risk
Management, Inc.                                                              investments may have      emerging markets risk,
                                                                              fixed or variable         equity securities risk,
                                                                              principal payments and    foreign investment risk,
                                                                              all types of interest     high-yield, lower-grade
                                                                              rate and dividend         debt securities risk,
                                                                              payment and reset terms.  interest rate risk,
                                                                              The Portfolio invests in  leveraging risk,
                                                                              securities with a broad   liquidity risk, manager
                                                                              range of maturities, and  risk, market and company
                                                                              its high yield            risk, mortgage-related
                                                                              securities investments    securities risk,
                                                                              may be convertible into   prepayment risk,
                                                                              equity securities. From   securities lending risk,
                                                                              time to time, may invest  value investing risk and
                                                                              more than 25% of its      zero-coupon risk.
                                                                              assets in the same
                                                                              market segment, such as
                                                                              financials or
                                                                              technology. May invest
                                                                              in securities of
                                                                              Canadian issuers to the
                                                                              same extent as
                                                                              securities of U.S.
                                                                              issuers. The Portfolio
                                                                              may invest up to 15% of
                                                                              its total assets in
                                                                              foreign securities
                                                                              (excluding Canadian
                                                                              issuers) including debt
                                                                              and equity securities of
                                                                              corporate issuers and
                                                                              debt securities of
                                                                              government issuers in
                                                                              developed and emerging
                                                                              markets. May invest in
                                                                              investment grade and
                                                                              below investment grade
                                                                              convertible bonds and
                                                                              preferred stocks that
                                                                              are convertible into
                                                                              equity securities,
                                                                              mortgage-backed and
                                                                              asset-backed securities,
                                                                              mortgage derivatives and
                                                                              structured securities.
                                                                              May also invest in
                                                                              equity securities of
                                                                              U.S. and non-U.S.
                                                                              issuers including common
                                                                              stocks, depositary
                                                                              receipts, warrants,
                                                                              rights and other equity
                                                                              interests. May use
                                                                              derivatives for hedging,
                                                                              but from time to time
                                                                              may use derivatives as a
                                                                              substitute for
                                                                              purchasing or selling
                                                                              securities or to
                                                                              increase the Portfolio's
                                                                              return. Normally, the
                                                                              Portfolio invests
                                                                              substantially all of its
                                                                              assets to meet its
                                                                              investment objective.
                                                                              The Portfolio may invest
                                                                              the remainder of its
                                                                              assets in securities
                                                                              with remaining
                                                                              maturities of less than
                                                                              one year, cash
                                                                              equivalents or may hold
                                                                              cash.

INVESTMENT ADVISER:       ING Pioneer Mid Cap       Capital appreciation.     Invests at least 80% of   Call risk, convertible
Directed Services, Inc.   Value Portfolio                                     assets in equity          securities risk, debt
                                                                              securities of mid-size    securities risk,
SUB-ADVISER:                                                                  companies (companies      depositary receipts
Pioneer Investment                                                            with market values        risk, derivatives risk,
Management, Inc.                                                              within the range of       equity securities risk,
                                                                              companies in the Russell  foreign investment risk,
                                                                              Midcap(R) Value Index).   manager risk, market and
                                                                              Focuses on companies      company risk, market
                                                                              with capitalizations      capitalization risk,
                                                                              within the $1 billion to  mid-capitalization
                                                                              $10 billion range.        company risk, securities
                                                                              Equity securities in      lending risk and value
                                                                              which the Portfolio       investing risk.
                                                                              principally invests
                                                                              include common stocks,
                                                                              preferred stocks,
                                                                              depositary receipts, and
                                                                              convertible debt but may
                                                                              invest in other equity
                                                                              securities to a lesser
                                                                              extent.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Templeton Foreign     Long-term capital         Invests at least 80% of   Convertible securities
ING Life Insurance and    Equity Portfolio          growth.                   its net assets in         risk, currency risk,
Annuity Company                                                               foreign (non-U.S.)        depositary receipt risk,
                                                                              equity securities,        derivatives risk,
SUB-ADVISER:                                                                  including countries with  emerging markets risk,
Templeton Investment                                                          emerging securities       equity securities risk,
Counsel, LLC                                                                  markets. Equity           foreign investment risk,
                                                                              securities include        geographic focus risk,
                                                                              common stocks, preferred  manager risk, market and
                                                                              stocks and convertible    company risk, portfolio
                                                                              securities. May also      turnover risk, price
                                                                              invest a portion of its   volatility risk, sector
                                                                              assets in smaller         risk, securities lending
                                                                              companies (those          risk,
                                                                              companies with market     small-capitalization
                                                                              capitalizations of less   company risk and value
                                                                              than $4 billion). May     investing risk.
                                                                              also invest in ADRs,
                                                                              GDRs and EDRs. The
                                                                              Portfolio may also have
                                                                              significant investments
                                                                              in one or more countries
                                                                              or on particular
                                                                              sectors, such as
                                                                              financial institutions
                                                                              or industrial companies.
                                                                              May use derivatives and
                                                                              may invest up to 5% of
                                                                              its total assets in swap
                                                                              agreements, put and call
                                                                              options and collars. The
                                                                              Sub-Adviser may invest
                                                                              up to 100% of the
                                                                              Portfolio's assets in a
                                                                              temporary defensive
                                                                              manner by holding all or
                                                                              a substantial portion of
                                                                              its assets in cash, cash
                                                                              equivalents or other
                                                                              high quality short-term
                                                                              investments. Temporary
                                                                              defensive investments
                                                                              may generally include
                                                                              money market securities,
                                                                              short-term and
                                                                              medium-term U.S. and
                                                                              foreign government
                                                                              securities, bank
                                                                              obligations and
                                                                              repurchase agreements.

INVESTMENT ADVISER:       ING Templeton Global      Capital appreciation.     Under normal market       Call risk, convertible
Directed Services, Inc.   Growth Portfolio          Current income is only    conditions, the           securities risk,
                                                    an incidental             Portfolio invests mainly  currency risk, debt
SUB-ADVISER:                                        consideration.            in equity securities,     securities risk,
Templeton Global                                                              including common and      depositary receipts
Advisors Limited                                                              preferred stocks and      risk, derivatives risk,
                                                                              convertible securities,   emerging markets risk,
                                                                              of companies located in   equity securities risk,
                                                                              number of different       foreign investment risk,
                                                                              countries anywhere in     manager risk, securities
                                                                              the world, including      lending risk,
                                                                              emerging markets. The     small-capitalization
                                                                              Portfolio also invests    company risk, and value
                                                                              in depository receipts    investing risk.
                                                                              and derivatives. The
                                                                              Portfolio may invest up
                                                                              to 25% of its total
                                                                              assets in debt
                                                                              securities of companies
                                                                              and governments located
                                                                              anywhere in the world.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING T. Rowe Price         Over the long-term, a     Invests amongst three     Allocation risk, call
Directed Services, Inc.   Capital Appreciation      high total investment     asset classes: equity     risk, convertible
                          Portfolio                 return, consistent with   securities, debt          securities risk, credit
SUB-ADVISER:                                        the preservation of       securities (including up  risk, debt securities
T. Rowe Price                                       capital and with prudent  to 15% in high yield or   risk, derivatives risk,
Associates, Inc.                                    investment risk.          "junk bonds"), and money  equity securities risk,
                                                                              market instruments.       foreign investment risk,
                                                                              Invests primarily in      high-yield, lower-grade
                                                                              common stocks of          debt securities risk,
                                                                              established companies     income risk, interest
                                                                              believed to have          rate risk, manager risk,
                                                                              potential for growth.     market and company risk,
                                                                              Debt securities and       market capitalization
                                                                              convertible bonds may     risk, maturity risk,
                                                                              often constitute a        securities lending risk,
                                                                              significant portion of    special situations risk,
                                                                              the Portfolio's           U.S. government
                                                                              investment portfolio. Up  securities and
                                                                              to 25% of the             obligations risk and
                                                                              Portfolio's net assets    value investing risk.
                                                                              may be invested in
                                                                              foreign equity
                                                                              securities. The
                                                                              remaining assets may be
                                                                              invested in other
                                                                              securities, including
                                                                              convertibles, warrants,
                                                                              preferred stock,
                                                                              corporate and government
                                                                              debt, futures and
                                                                              options. May purchase
                                                                              debt securities of any
                                                                              maturity and credit
                                                                              quality.

INVESTMENT ADVISER:       ING T. Rowe Price         Long-term capital         Invests at least 80% of   Derivatives risk, equity
ING Life Insurance and    Diversified Mid Cap       appreciation.             assets in equity          securities risk, foreign
Annuity Company           Growth Portfolio                                    securities of companies   investment risk, growth
                                                                              having a market           investing risk, market
SUB-ADVISER:                                                                  capitalization within     and company risk,
T. Rowe Price Associates                                                      the range of companies    mid-capitalization
Inc.                                                                          in the Russell MidCap(R)  company risk,
                                                                              Growth Index or the S&P   over-the-counter ("OTC")
                                                                              Mid Cap 400 Index.        investment risk and
                                                                              Focuses on midsize        portfolio turnover risk.
                                                                              companies whose earnings
                                                                              are expected to grow at
                                                                              a rate faster than the
                                                                              average company. Other
                                                                              securities in which the
                                                                              Portfolio may invest
                                                                              include foreign stocks
                                                                              and futures, and
                                                                              options.

INVESTMENT ADVISER:       ING T. Rowe Price Equity  Substantial dividend      Invests at least 80% of   Call risk, convertible
Directed Services, Inc.   Income Portfolio          income as well as         its assets in common      securities risk, debt
                                                    long-term growth of       stocks, with 65% in the   securities risk,
SUB-ADVISER:                                        capital.                  common stocks of          derivatives risk, equity
T. Rowe Price                                                                 well-established          securities risk, foreign
Associates, Inc.                                                              companies paying          investment risk,
                                                                              above-average dividends.  high-yield, lower-grade
                                                                              May invest in             debt securities risk,
                                                                              convertible securities,   manager risk, market and
                                                                              warrants, preferred       company risk, securities
                                                                              stocks, foreign           lending risk and value
                                                                              securities, debt          investing risk.
                                                                              securities (including
                                                                              high yield debt
                                                                              securities) and futures
                                                                              and options.

INVESTMENT ADVISER:       ING T. Rowe Price Growth  Long-term capital         Invests at least 80% of   Currency risk,
ING Life Insurance and    Equity Portfolio          growth, and secondarily,  assets in common stocks.  depositary receipt risk,
Annuity Company                                     increasing dividend       Concentrates in growth    derivatives risk,
                                                    income.                   companies. The Portfolio  emerging markets risk,
SUB-ADVISER:                                                                  may have exposure to      equity securities risk,
T. Rowe Price                                                                 foreign currencies and    foreign investment risk,
Associates, Inc.                                                              investment may include    growth investing risk
                                                                              foreign securities,       and market and company
                                                                              hybrids, depositary       risk.
                                                                              receipt securities and
                                                                              derivatives. Investments
                                                                              in foreign securities
                                                                              are limited to 30%.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING UBS U.S. Allocation   Maximize total return     Allocates assets among    Allocation risk, call
Directed Services, Inc.   Portfolio                 over the long term by     the following classes,    risk, credit risk, debt
                                                    allocating its assets     or types of investments:  securities risk,
SUB-ADVISER                                         among stocks, bonds,      stocks, bonds, and        derivatives risk, equity
UBS Global Asset                                    short-term instruments    short-term money market   securities risk,
Management (Americas)                               and other investments.    debt obligations. Equity  high-yield, lower-grade
Inc.                                                                          securities include all    debt securities risk,
                                                                              types, and may purchase   income risk, interest
                                                                              small, medium or large    rate risk, investment
                                                                              capitalization equity     models risk, manager
                                                                              securities. The bond      risk, market and company
                                                                              class includes all        risk, market
                                                                              varieties of              capitalization risk,
                                                                              fixed-income securities,  maturity risk,
                                                                              including lower-quality   mid-capitalization
                                                                              debt securities,          company risk, other
                                                                              maturing in more than     investment companies
                                                                              one year. The             risk, securities lending
                                                                              short-term/money market   risk and
                                                                              class includes all types  small-capitalization
                                                                              of short-term and money   company risk.
                                                                              market instruments that
                                                                              are not in the bond
                                                                              class. May invest the
                                                                              Portfolio's assets in
                                                                              these classes by
                                                                              investing in other
                                                                              funds. The equity
                                                                              portion is generally
                                                                              selected from those
                                                                              securities whose
                                                                              fundamental values are
                                                                              believed to be greater
                                                                              than their market
                                                                              prices. The fixed-income
                                                                              securities will not have
                                                                              a maximum maturity
                                                                              limitation. May invest
                                                                              in both investment grade
                                                                              and high yield
                                                                              (lower-rated) securities
                                                                              or, if unrated,
                                                                              determined to be of
                                                                              comparable quality. May
                                                                              invest in cash or cash
                                                                              equivalent instruments,
                                                                              including shares of an
                                                                              affiliated investment
                                                                              company. May also invest
                                                                              in derivatives and
                                                                              exchange traded funds.

INVESTMENT ADVISER:       ING UBS U.S. Large Cap    Long-term growth of       Invests at least 80% of   Derivatives risk, equity
ING Life Insurance and    Equity Portfolio          capital and future        net assets in U.S. large  securities risk, market
Annuity Company                                     income.                   capitalization equity     and company risk,
                                                                              securities (defined as    mid-capitalization
SUB-ADVISER:                                                                  those with a market       company risk,
UBS Global Asset                                                              capitalization range      over-the-counter ("OTC")
Management (Americas)                                                         equal to that of the      investment risk,
Inc.                                                                          Russell 1000(R) Index).   portfolio turnover risk,
                                                                              Investments may include   small-capitalization.
                                                                              dividend-paying
                                                                              securities, common stock
                                                                              and preferred stock. In
                                                                              general, the Portfolio
                                                                              emphasizes large
                                                                              capitalization stocks,
                                                                              but also may hold small
                                                                              and intermediate cap
                                                                              stocks. The Portfolio
                                                                              may use options,
                                                                              futures, and other
                                                                              derivatives.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING UBS U.S. Small Cap    Long-term capital         Invests at least 80% of   Derivatives risk, equity
ING Life Insurance and    Growth Portfolio          appreciation.             its net assets in equity  securities risk, foreign
Annuity Company                                                               securities of U.S. small  investment risk, manager
                                                                              capitalization companies  risk, market and company
SUB-ADVISER:                                                                  (those companies with     risk and
UBS Global Asset                                                              market capitalizations    small-capitalization
Management (Americas)                                                         of $2.5 billion or less   company risk.
Inc.                                                                          at the time of
                                                                              purchase). Equity
                                                                              securities may include
                                                                              common stock and
                                                                              preferred stock. May
                                                                              invest up to 20% of its
                                                                              net assets in foreign
                                                                              securities and also
                                                                              invest in derivatives.
                                                                              In selecting securities,
                                                                              the Sub-Adviser seeks to
                                                                              invest in companies that
                                                                              possess dominant market
                                                                              positions or franchises,
                                                                              a major technical edge,
                                                                              or a unique competitive
                                                                              advantage. May also
                                                                              invest in emerging
                                                                              growth companies, which
                                                                              are companies that are
                                                                              expected to experience
                                                                              above-average earnings
                                                                              or cash flow growth or
                                                                              meaningful changes in
                                                                              underlying asset values.
                                                                              May also invest a
                                                                              portion of its assets in
                                                                              securities outside the
                                                                              market capitalization
                                                                              range stated above. May
                                                                              invest in cash or cash
                                                                              equivalent instruments,
                                                                              including shares of an
                                                                              affiliated investment
                                                                              company. When market
                                                                              conditions warrant, may
                                                                              make substantial
                                                                              temporary defensive
                                                                              investments in cash
                                                                              equivalents.

INVESTMENT ADVISER:       ING Van Kampen Comstock   Seeks capital growth and  Invests in equity         Convertible securities
ING Life Insurance and    Portfolio                 income.                   securities of companies   risk, currency risk,
Annuity Company                                                               of any                    derivatives risk, equity
                                                                              market-capitalization;    securities risk, foreign
SUB-ADVISER:                                                                  up to 10% of assets in    investment risk,
Van Kampen (Morgan                                                            high-quality short-term   interest rate risk,
Stanley Investment                                                            debt securities and       market and company risk,
Management, Inc.)                                                             investment grade          mid-capitalization
                                                                              corporate debt            company risk, and
                                                                              securities; up to 25% of  small-capitalization
                                                                              assets in foreign         company risk.
                                                                              securities; and
                                                                              derivatives. Equity
                                                                              securities in which the
                                                                              Portfolio may invest
                                                                              includes common and
                                                                              preferred stocks and
                                                                              convertible securities.

INVESTMENT ADVISER:       ING Van Kampen Equity     Total return, consisting  Invests at least 80% of   Allocation risk,
ING Life Insurance and    and Income Portfolio      of long-term capital      it net assets in equity   convertible securities
Annuity Company                                     appreciation and current  and income securities.    risk, credit risk, debt
                                                    income.                   Invests primarily in      securities risk,
SUB-ADVISER:                                                                  income-producing equity   derivatives risk, equity
Van Kampen (Morgan                                                            instruments (including    securities risk, foreign
Stanley Investment                                                            common stock, preferred   investment risk,
Management, Inc.)                                                             stock and convertible     interest rate risk,
                                                                              securities) and           market and company risk,
                                                                              investment grade quality  mid-capitalization
                                                                              debt securities. Invests  company risk, portfolio
                                                                              at least 65% in income    turnover risk, real
                                                                              producing equity          estate investment trusts
                                                                              securities and up to 25%  risk,
                                                                              in foreign securities.    small-capitalization
                                                                              May invest up to 15% in   company risk and value
                                                                              real estate investment    investing risk.
                                                                              trusts ("REITs").

INVESTMENT ADVISER:       ING Van Kampen Equity     Long-term capital         Invests at least 80% of   Emerging markets risk,
Directed Services, Inc.   Growth Portfolio          appreciation.             assets of the Portfolio   equity securities risk,
                                                                              in equity securities      foreign investment risk,
SUB-ADVISER:                                                                  primarily of              growth investing risk,
Van Kampen                                                                    growth-oriented U.S.      manager risk, market and
                                                                              companies and of foreign  company risk, portfolio
                                                                              companies up to 25% and   turnover risk and
                                                                              up to 10% in emerging     securities lending risk.
                                                                              markets that are listed
                                                                              on U.S. exchanges or
                                                                              traded in U.S. markets.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Van Kampen Global     Long-term capital         Invests primarily in      Currency risk,
Directed Services, Inc.   Franchise Portfolio       appreciation.             equity securities of      derivatives risk,
                                                                              companies of any size     diversification risk,
SUB-ADVISER:                                                                  located throughout the    emerging markets risk,
Van Kampen                                                                    world, based on a value   equity securities risk,
                                                                              investing approach.       foreign investment risk,
                                                                              Invests at least 65% in   manager risk, market and
                                                                              securities of issuers     company risk, market
                                                                              from a number of          capitalization risk,
                                                                              different countries,      mid-capitalization
                                                                              which may include the     company risk, securities
                                                                              United States. May        lending risk,
                                                                              invest in securities of   small-capitalization
                                                                              issuers in emerging       company risk, and value
                                                                              markets and derivatives.  investing risk.
                                                                              The Portfolio is
                                                                              non-diversified.

INVESTMENT ADVISER:       ING Van Kampen Growth     Long-term growth of       Invests primarily in      Call risk, convertible
Directed Services, Inc.   and Income Portfolio      capital and income        income-producing equity   securities risk, debt
                                                                              securities of issuers of  securities risk,
SUB-ADVISER:                                                                  any size, but with a      derivatives risk, equity
Van Kampen                                                                    focus on                  securities risk, foreign
                                                                              larger-capitalization     investment risk, growth
                                                                              companies, including      investing risk, manager
                                                                              common stocks and         risk, market and company
                                                                              convertibles; although    risk, market
                                                                              investments are also      capitalization risk,
                                                                              made in non-convertible   mid-capitalization
                                                                              preferred stocks and      company risk, real
                                                                              investment grade debt     estate investment trusts
                                                                              securities, foreign       risk, securities lending
                                                                              securities (up to 25%),   risk, and
                                                                              and derivatives. May      small-capitalization
                                                                              invest up to 15% of its   company risk.
                                                                              total assets in real
                                                                              estate investment trusts
                                                                              ("REITs").

INVESTMENT ADVISER:       ING Van Kampen Real       Capital appreciation.     Invests at least 80% of   Call risk, convertible
Directed Services, Inc.   Estate Portfolio          Current income is a       its assets in equity      securities risk, debt
                                                    secondary objective.      securities of companies   securities risk,
SUB-ADVISER:                                                                  in U.S. real estate       derivatives risk,
Van Kampen                                                                    industry that are listed  diversification risk,
                                                                              on national exchanges or  equity securities risk,
                                                                              the NASDAQ. The           high-yield, lower-grade
                                                                              Portfolio is              debt securities risk,
                                                                              non-diversified. May      industry concentration
                                                                              also invest in debt or    risk, manager risk,
                                                                              convertible securities    market and company risk,
                                                                              of companies whose        mortgage-related
                                                                              products and services     securities risk, real
                                                                              related to the real       estate investment trusts
                                                                              estate industry, up to    risk, sector risk and
                                                                              25% in financial          securities lending risk.
                                                                              institutions which issue
                                                                              or service mortgages,
                                                                              securities of companies
                                                                              which have significant
                                                                              real estate holdings, up
                                                                              to 20% in high yield
                                                                              debt securities and
                                                                              convertible bonds,
                                                                              mortgage- and
                                                                              asset-backed securities
                                                                              and covered options on
                                                                              securities and stock
                                                                              indexes.

INVESTMENT ADVISER:       ING VP Balanced           Maximize investment       Invests in a mixture of   Allocation risk,
ING Investments, LLC      Portfolio                 return with reasonable    equity securities such    convertible securities
                                                    safety of principal.      as common and preferred   risk, derivatives risk,
SUB-ADVISER:                                                                  stock, debt such as       foreign investment risk,
ING Investment                                                                bonds, mortgage-related   high-yield, lower-grade
Management Co.                                                                and other asset-backed    debt securities risk,
                                                                              securities, U.S.          interest rate risk,
                                                                              government securities     mortgage risk, portfolio
                                                                              and money market          turnover risk, price
                                                                              instruments. Typically    volatility risk and U.S.
                                                                              maintains 75% in          government securities
                                                                              equities and 25% in debt  and obligations risk.
                                                                              (including money market
                                                                              instruments). May also
                                                                              invest in convertible
                                                                              securities, foreign debt
                                                                              securities and
                                                                              derivatives.

INVESTMENT ADVISER:       ING VP Growth and Income  Maximize total            Invests at least 65% of   Convertible securities
ING Investments, LLC      Portfolio                 return.                   assets in equity          risk, derivatives risk,
                                                                              securities of large U.S.  foreign investment risk,
SUB-ADVISER:                                                                  companies believed to     market trends risk,
ING Investment                                                                have above-average        portfolio turnover risk,
Management Co.                                                                growth potential.         price volatility risk,
                                                                              Strategically invests in  and securities lending
                                                                              mid-sized companies and   risk.
                                                                              up to 25% in foreign
                                                                              issuers. May invest in
                                                                              derivatives.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING VP Growth Portfolio   Growth of capital.        Invests primarily in      Convertible securities
ING Investments, LLC                                                          equity securities of      risk, derivatives risk,
                                                                              large U.S. companies      foreign investment risk,
SUB-ADVISER:                                                                  (with a market            growth investing risk,
ING Investment                                                                capitalization of at      portfolio turnover risk,
Management Co.                                                                least $4 billion)         price volatility risk,
                                                                              believed to have growth   and securities lending
                                                                              potential, although it    risk.
                                                                              may invest in companies
                                                                              of any size. The
                                                                              Portfolio may also
                                                                              invest in derivatives
                                                                              and foreign securities.

INVESTMENT ADVISER:       ING VP High Yield Bond    High level of current     Invests at least 80% of   Credit risk, derivatives
ING Investments, LLC      Portfolio                 income and total return.  its assets in a           risk, foreign investment
                                                                              portfolio of high-yield   risk, high yield,
SUB-ADVISER:                                                                  bonds ("junk bonds").     lower-grade debt
ING Investment                                                                May also invest in        securities risk,
Management Co.                                                                investment grade debt     illiquid securities
                                                                              securities, common        risk, interest rate
                                                                              stocks and preferred      risk, portfolio turnover
                                                                              stocks, U.S. government   risk, price volatility
                                                                              securities, and money     risk, and securities
                                                                              market instruments.       lending risk.

INVESTMENT ADVISER:       ING VP Index Plus         Seeks to outperform the   Invests at least 80% of   Convertible securities
ING Investments, LLC      International Equity      total return performance  its assets in stocks      risk, currency risk,
                          Portfolio                 of the Morgan Stanley     included in the MSCI      derivatives risk, equity
SUB-ADVISER:                                        Capital International     EAFE(R) Index,            securities risk, foreign
ING Investment                                      Europe Australasia and    exchange-traded funds     investment risk, index
Management Advisors,                                Far East Index ("MSCI     ("ETFs"), and             strategy risk,
B.V.                                                EAFE(R) Index"), while    derivatives (including    investment models risk,
                                                    maintaining a market      futures and options)      manager risk, market and
                                                    level of risk.            whose economic returns    company risk, market
                                                                              are similar to the MSCI   capitalization risk,
                                                                              EAFE(R) Index or its      market trends risk,
                                                                              components. May also      other investment
                                                                              invest in convertible     companies risk, and
                                                                              securities included in    securities lending risk.
                                                                              the MSCI EAFE(R) Index.
                                                                              At any one time, the
                                                                              Portfolio Manager
                                                                              generally includes in
                                                                              the Portfolio between
                                                                              300 and 400 of the
                                                                              stocks included in the
                                                                              MSCI EAFE(R) Index.

INVESTMENT ADVISER:       ING VP Index Plus         Outperform the total      Invests at least 80% of   Derivatives risk,
ING Investments, LLC      LargeCap Portfolio        return performance of     assets in equity          manager risk, price
                                                    the Standard & Poor's     securities included in    volatility risk and
SUB-ADVISER:                                        500 Composite Stock       the S&P 500 Index and     securities lending risk.
ING Investment                                      Price Index ("S&P 500     have a market
Management Co.                                      Index").                  capitalization of at
                                                                              least $4 billion. May
                                                                              also invest in
                                                                              derivatives and other
                                                                              investment companies.

INVESTMENT ADVISER:       ING VP Index Plus MidCap  Outperform the total      Invests at least 80% of   Derivatives risk,
ING Investments, LLC      Portfolio                 return performance of     assets in securities of   manager risk,
                                                    the Standard & Poor's     mid-capitalization        mid-capitalization
SUB-ADVISER:                                        MidCap 400 Index ("S&P    companies included in     company risk, price
ING Investment                                      400 Index").              the S&P 400 Index. May    volatility risk and
Management Co.                                                                invest in derivatives.    securities lending risk.

INVESTMENT ADVISER:       ING VP Index Plus         Outperform the total      Invests at least 80% of   Derivatives risk,
ING Investments, LLC      SmallCap Portfolio        return performance of     assets in securities of   manager risk, price
                                                    the Standard & Poor's     small-capitalization      volatility risk,
SUB-ADVISER:                                        SmallCap 600 Index ("S&P  companies included in     securities lending risk
ING Investment                                      600 Index"), while        the S&P 600 Index. May    and small-capitalization
Management Co.                                      maintaining a market      invest in derivatives.    company risk.
                                                    level of risk.

INVESTMENT ADVISER:       ING VP Intermediate Bond  Maximize total return     Invests at least 80% of   Credit risk, debt
ING Investments, LLC      Portfolio                 consistent with           its assets in a           securities risk,
                                                    reasonable risk.          portfolio of bonds        derivatives risk,
SUB-ADVISER:                                                                  including government,     extension risk, foreign
ING Investment                                                                corporate, and mortgage   investment risk,
Management Co.                                                                bonds. May also invest    high-yield, lower-grade
                                                                              in high-yield bonds       debt securities risk,
                                                                              ("junk bonds") but will   interest rate risk,
                                                                              seek to maintain a        mortgage-related
                                                                              minimum average quality   securities risk,
                                                                              rating of investment      portfolio turnover risk,
                                                                              grade. May also invest    prepayment risk, price
                                                                              in preferred stocks,      volatility risk,
                                                                              high quality money        securities lending risk
                                                                              market instruments,       and U.S. government
                                                                              municipal bonds, debt     securities and
                                                                              securities of foreign     obligations risk.
                                                                              issuers, mortgage- and
                                                                              asset-backed securities,
                                                                              options and future
                                                                              contracts involving
                                                                              securities, security
                                                                              indices and interest
                                                                              rates. May engage in
                                                                              dollar role transactions
                                                                              and swap agreements.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING VP International      Seeks long-term capital   Invests at least 80% of   Convertible securities
ING Investments, LLC      Equity Portfolio          growth.                   its assets in equity      risk, derivatives risk,
                                                                              securities. At least 65%  emerging markets risk,
SUB-ADVISER:                                                                  of the Portfolio's        foreign investment risk,
ING Investment                                                                assets will normally be   market trends risk,
Management Co.                                                                invested in securities    price volatility risk
                                                                              of companies of any size  and securities lending
                                                                              principally traded in a   risk.
                                                                              number of different
                                                                              countries outside of the
                                                                              U.S. May also invest in
                                                                              emerging markets. These
                                                                              securities include
                                                                              common stocks and
                                                                              convertibles. May invest
                                                                              in derivative
                                                                              instruments.

INVESTMENT ADVISER:       ING VP MidCap             Long-term capital         Invests at least 80% of   Market trends risk,
ING Investments, LLC      Opportunities Portfolio   appreciation.             its assets in equity      mid-cap company risk,
                                                                              securities of             portfolio turnover risk,
SUB-ADVISER:                                                                  medium-sized U.S.         price volatility risk
ING Investment                                                                companies (defined as     and securities lending
Management Co.                                                                those whose market        risk.
                                                                              capitalizations fall
                                                                              within the range of
                                                                              companies in the Russell
                                                                              MidCap Growth(R) Index)
                                                                              believed to have growth
                                                                              potential.

INVESTMENT ADVISER:       ING VP Real Estate        Total return.             Invests at least 80% of   Illiquid securities
ING Investments, LLC      Portfolio                                           its assets in common and  risk, industry risk,
                                                                              preferred stocks of U.S.  initial public offerings
SUB-ADVISER:                                                                  real estate investment    risk, manager risk,
ING Clarion Real Estate                                                       trusts ("REITs") and      market trends risk,
Securities L.P.                                                               real estate companies of  diversification risk,
                                                                              any market                price volatility risk,
                                                                              capitalization. Will      real estate investment
                                                                              generally not invest in   trusts risk, and
                                                                              companies with market     securities lending risk.
                                                                              capitalizations of less
                                                                              than $1 million. May
                                                                              invest in initial public
                                                                              offerings.

INVESTMENT ADVISER:       ING VP Small Company      Growth of capital.        Invests in at least 80%   Derivatives risk,
ING Investments, LLC      Portfolio                                           of assets in equity       foreign investment risk,
                                                                              securities of             market trends risk,
SUB-ADVISER:                                                                  small-sized U.S.          price volatility risk,
ING Investment                                                                companies (defined as     securities lending risk
Management Co.                                                                those included in the     and small-capitalization
                                                                              S&P SmallCap 600 Index    company risk.
                                                                              or Russell 2000(R)
                                                                              Index) believed to have
                                                                              growth potential. May
                                                                              also invest in
                                                                              derivatives and, to a
                                                                              limited extent, foreign
                                                                              securities.

INVESTMENT ADVISER:       ING VP SmallCap           Long-term capital         Invests at least 80% of   Market trends risk,
ING Investments, LLC      Opportunities Portfolio   appreciation.             its assets in equity      portfolio turnover risk,
                                                                              securities of smaller,    price volatility risk,
SUB-ADVISER:                                                                  lesser-known U.S.         securities lending risk
ING Investment                                                                companies (defined as     and small-capitalization
Management Co.                                                                those with market         company risk.
                                                                              capitalizations that
                                                                              fall within the range of
                                                                              companies in the Russell
                                                                              2000(R) Growth Index)
                                                                              believed to have growth
                                                                              potential.

INVESTMENT ADVISER:       ING VP Value Opportunity  Growth of capital.        Invests at least 65% of   Foreign investment risk,
ING Investments, LLC      Portfolio                                           its total assets in       price volatility risk,
                                                                              common stocks. The        securities lending risk
SUB-ADVISER:                                                                  Portfolio may invest in   and value investing
ING Investment                                                                companies of any size     risk.
Management Co.                                                                although it tends to
                                                                              invest in companies with
                                                                              a market capitalization
                                                                              greater than $1 billion.
                                                                              May also invest the
                                                                              remaining 35% in other
                                                                              types of securities
                                                                              including foreign
                                                                              securities and
                                                                              securities of smaller
                                                                              companies.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS           MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Wells Fargo Mid Cap   Long-term capital         Invests at least 80% of   Call risk, debt
Directed Services, Inc.   Disciplined Portfolio     growth.                   its net assets (plus      securities risk, equity
                                                                              borrowings for            securities risk, foreign
SUB-ADVISER:                                                                  investment purposes) in   investment risk, manager
Wells Capital Management                                                      securities of             risk, market and company
                                                                              mid-capitalization        risk, market
                                                                              companies found within    capitalization risk,
                                                                              the range of companies    mid-capitalization
                                                                              comprising the Russell    company risk, portfolio
                                                                              Midcap(R) Value Index at  turnover risk, sector
                                                                              the time of purchase.     risk, securities lending
                                                                              May invest in any sector  risk, and value
                                                                              and may emphasize one or  investing risk.
                                                                              more particular sectors.
                                                                              May invest up to 25% of
                                                                              its assets in foreign
                                                                              securities and loan up
                                                                              to 33 1/3% of its total
                                                                              assets.

INVESTMENT MANAGER:       ING Wells Fargo Small     Long-term capital         Invests at least 80% of   Equity securities risk,
ING Investments, LLC      Cap Disciplined           appreciation.             its assets in the         foreign investment risk,
                          Portfolio                                           securities of             manager risk, market and
SUB-ADVISER:                                                                  small-capitalization      company risk, market
Wells Capital Management                                                      companies (companies      capitalization risk,
                                                                              whose market              portfolio turnover risk,
                                                                              capitalization is         sector risk, securities
                                                                              similar to that of        lending risk,
                                                                              companies in the Russell  small-capitalization
                                                                              2500(TM) Index at the     company risk and value
                                                                              time of purchase). May    investing risk.
                                                                              invest in any sector,
                                                                              and at times, the
                                                                              Sub-Adviser may
                                                                              emphasize one or more
                                                                              particular sectors. May
                                                                              also invest up to 25% of
                                                                              its total assets in
                                                                              foreign securities

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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the LifeStyle
Portfolios:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the LifeStyle Portfolios. Furthermore, ING Investments' allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the LifeStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an investment adviser believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the LifeStyle Portfolios among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment manager to the LifeStyle Portfolios, and it or an affiliate serves as investment adviser or sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to ING Investments or an affiliate. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a LifeStyle Portfolio.


ING Investments has informed the Trust's Board that its investment process may be influenced by an independent consulting firm, and that it has developed an investment process using an allocation committee to make sure that the LifeStyle Portfolios are managed in the best interest of shareholders of the LifeStyle Portfolios. Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:


ALLOCATION RISK. Certain of the Underlying Funds will allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment

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opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. The Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.


CREDIT DERIVATIVES RISK. Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap note) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

CURRENCY RISK. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEFENSIVE INVESTING RISK. A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund. Instead the LifeStyle Portfolios or an Underlying Fund may invest a substantial portion of their assets in money market instruments, repurchase agreements and U.S. government debt, including when it is is investing for temporary defensive purposes, which could reduce the underlying returns.

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DEPOSITARY RECEIPTS RISK. Certain Underlying Funds may invest in Depositary Receipts ("ADRs"), including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. Certain Underylying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in the underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. Each Portfolio may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund subject to diversification risk may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.


EMERGING GROWTH RISK. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in a Portfolio's net asset value and the value of your investment.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions

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deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

EXTENSION RISK. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investment. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipt ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.


GEOGRAPHIC FOCUS RISK. Concentrating investments in a limited number of countries, may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.


GROWTH STOCK RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


HEADLINE RISK. To take advantage of an attractive valuation, an Underlying Fund may invest in a company when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual shareholder report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. There is a risk that the company's stock may never recover.

HIGH-YIELD, LOWER GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

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INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate on which income and maturing instruments can be reinvested. The risk is typically greater for those Underlying Funds that invest in short-term debt securities.


INDEX STRATEGY RISK. Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.


INDUSTRY CONCENTRATION RISK: An Underlying Fund that invests more than 25% of its assets in an industry or group of industries may be adversely affected by developments affecting the industry or industries. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. The value of shares of such an Underlying Fund may fluctuate more than if it invested in a broader variety of industries.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the LifeStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the LifeStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the LifeStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


INVESTMENT MODELS RISK. The proprietary models used by an Underlying Fund's sub-adviser to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Fund may outperform or underperform other portfolios that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on an Underlying Fund during the start-up phase when the Underlying Fund's asset base is relatively small. However, there is no assurance that the Underlying Fund will have access to profitable IPOs. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

ISSUER CONCENTRATION RISK. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.


LARGE POSITIONS RISK. An Underlying Fund may establish significant positions in companies which the sub-adviser has the greatest conviction. If the stock price of one or more of the companies should decrease, it would have a big impact on an Underlying Fund's net asset value. An Underlying Fund's returns may be more volatile than those of a less concentrated portfolio.

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LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, an Underlying Fund may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Underlying Fund's securities.


LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve an Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but

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generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.


MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.


OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PREPAYMENT RISK. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

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PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUSTS ("REITs") RISK. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.


RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. Certain Underlying Funds may make short sales, which involves selling a security the Underlying Fund does not own in anticipation that the security's price will decline. An Underlying Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose an Underlying Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying Fund. When an Underlying Fund must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the value of a security owned by the Underlying Fund or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Underlying Fund's long position would be reduced by a gain in the short position. The extent to which

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such gains or loses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Underlying Fund owns.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

SOVEREIGN DEBT RISK. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

SPECIAL SITUATIONS RISK. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

STOCK RISK. Stock prices have historically risen and fallen in periodic cycles. Recently, U.S. stock markets and certain foreign stock markets have experienced substantial price volatility.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.


ZERO-COUPON RISK. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

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MANAGEMENT OF THE LIFESTYLE PORTFOLIOS


ADVISER. ING Investments serves as the investment adviser to each of the LifeStyle Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, ING Investments managed approximately $42 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of a Portfolio and its principal investment strategies may also change.


ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more LifeStyle Portfolios. For its investment management services provided to each Portfolio, ING Investments will receive a management fee equal to 0.14% of each Portfolio's average daily net assets.


For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the LifeStyle Portfolios' annual shareholder report dated December 31, 2005.

ASSET ALLOCATION COMMITTEE. An Asset Allocation Committee of ING Investments reviews the allocation of Portfolio assets. The Committee considers the quarterly and annual recommendations of Ibbotson Associates and ING IM, reviews their basis for arriving at these recommendations, and determines the asset allocations for the LifeStyle Portfolios. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations.


The members of the Asset Allocation Committee are: William A. Evans, Jeffery Stout, and Stan Vyner.


WILLIAM A. EVANS, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.


JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management.
Mr. Vyner is a non-voting member of the Committee.

The Statement of Additional Information ("SAI") provides additional information about each Asset Allocation Committee member's compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the LifeStyle Portfolios.

INFORMATION ABOUT IBBOTSON ASSOCIATES. Ibbotson Associates, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge,

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leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.


INFORMATION ABOUT ING INVESTMENT MANAGEMENT CO.

ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.


PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The LifeStyle Portfolios' investment adviser or distributor, out of its own resources and without additional cost to a Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the LifeStyle Portfolios by those companies. The LifeStyle Portfolios' investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the LifeStyle Portfolios. These payments may also provide incentive for insurance companies to make the LifeStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the LifeStyle Portfolios.

The distributing broker-dealer for the LifeStyle Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the LifeStyle Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the investment adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.


The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the LifeStyle Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the LifeStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The LifeStyle Portfolios, DSI and ING Investments are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

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ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, will provide the LifeStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the LifeStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the LifeStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios.

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ABOUT YOUR INVESTMENT

The LifeStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the LifeStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the LifeStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS

The LifeStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The LifeStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the LifeStyle Portfolios serve as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the LifeStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the LifeStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.


NET ASSET VALUE

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The LifeStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the LifeStyle Portfolios or Underlying Funds do not price their shares. Therefore, the value of a Portfolio's investments (if an Underlying Fund holds foreign securities) may change on days when an investor will not be able to reallocate between investment options.

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

The NAVs of the LifeStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   - Securities of an issuer that has entered into a restructuring;

   - Securities whose trading has been halted or suspended;

   - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

   - Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan is buying shares of the LifeStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualifed Plan participant is received in proper form. When the LifeStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.


PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The LifeStyle Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The LifeStyle Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

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                      INFORMATION FOR INVESTORS (CONTINUED)
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PURCHASE AND REDEMPTION OF SHARES

Each Portfolio is available to serve as an investment option through variable annuity and variable life insurance separate accounts and Qualified Plans outside the separate account context. The LifeStyle Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts, Qualified Plan, other investment companies or other permitted investors. LifeStyle Portfolios may not be available as investment options in your variable annuity or life insurance contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.


FREQUENT TRADING - MARKET TIMING

The LifeStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the LifeStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


The LifeStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a LifeStyle Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the Plan documentation, for its policies regarding frequent, short-term trading. The LifeStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The LifeStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

Although the policies and procedures known to the LifeStyle Portfolios that are followed by the financial intermediaries that use the LifeStyle Portfolios and the monitoring by the LifeStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the LifeStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the LifeStyle Portfolios' shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the polices and procedures with respect to the disclosure of the LifeStyle Portfolios' portfolio securities is available in the SAI. Each Portfolio post its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the LifeStyle Portfolios' website until the LifeStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The LifeStyle Portfolios' website is located at www.ingfunds.com.


ADDITIONAL INFORMATION ABOUT THE LIFESTYLE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

TAXES AND DISTRIBUTIONS


Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the LifeStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the LifeStyle Portfolios. You should consult the prospectus for the Variable Contracts or your tax advisor for information regarding taxes applicable to the Variable Contracts.


REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

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                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights table is intended to help you understand each of the Portfolio's Class I shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The financial information has been derived from the Portfolios' financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.


Because the Class I shares of the LifeStyle Portfolios had not commenced operations as of December 31, 2005 (the LifeStyle Portfolios' fiscal year end), audited financial highlights are presented for Service Class shares of the Portfolios.

ING LIFESTYLE MODERATE PORTFOLIO


                                                                         SERVICE CLASS
                                                              -----------------------------------
                                                                                   MAY 3, 2004(1)
                                                                YEAR ENDED               TO
                                                               DECEMBER 31,         DECEMBER 31,
                                                                  2005                  2004
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     $        10.93             10.04
 Income from investment operations:
 Net investment income                                    $         0.24*             0.17
 Net realized and unrealized gain on investments          $         0.34              0.72
 Total from investment operations                         $         0.58              0.89
 Less distributions from:
 Net investment income                                    $         0.09                --
 Net realized gains on investments                        $         0.05                --
 Total distributions                                      $         0.14                --
 Net asset value, end of period                           $        11.37             10.93
 TOTAL RETURN(2)                                          %         5.36              8.86
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                        $      527,133           210,753
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)        %         0.14              0.14
 Gross expenses prior to expense reimbursement(3)(5)      %         0.16              0.19
 Net investment income(3)(4)                              %         2.15              5.82
 Portfolio turnover rate                                  %           44                34



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIFESTYLE MODERATE GROWTH PORTFOLIO


                                                                         SERVICE CLASS
                                                              -----------------------------------
                                                                                   MAY 3, 2004(1)
                                                                YEAR ENDED               TO
                                                               DECEMBER 31,         DECEMBER 31,
                                                                   2005                 2004
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     $         11.07               10.02
 Income from investment operations:
 Net investment income                                    $          0.20*               0.14
 Net realized and unrealized gain on investments          $          0.43                0.91
 Total from investment operations                         $          0.63                1.05
 Less distributions from:
 Net investment income                                    $          0.07                  --
 Net realized gains on investments                        $          0.05                  --
 Total distributions                                      $          0.12                  --
 Net asset value, end of period                           $         11.58               11.07
 TOTAL RETURN(2)                                          %          5.80               10.48
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                        $     1,257,426             452,111
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)        %          0.14                0.14
 Gross expenses prior to expense reimbursement(3)(5)      %          0.16                0.19
 Net investment income(3)(4)                              %          1.76                4.63
 Portfolio turnover rate                                  %            41                  35



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIFESTYLE GROWTH PORTFOLIO


                                                                         SERVICE CLASS
                                                              -----------------------------------
                                                                                   MAY 3, 2004(1)
                                                                YEAR ENDED               TO
                                                               DECEMBER 31,         DECEMBER 31,
                                                                   2005                 2004
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     $         11.25              10.07
 Income from investment operations:
 Net investment income                                    $          0.12*              0.08
 Net realized and unrealized gain on investments          $          0.64               1.10
 Total from investment operations                         $          0.76               1.18
 Less distributions from:
 Net investment income                                    $          0.04                 --
 Net realized gains on investments                        $          0.03                 --
 Total distributions                                      $          0.07                 --
 Net asset value, end of period                           $         11.94              11.25
 TOTAL RETURN(2)                                          %          6.81              11.72
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                        $     1,387,102            472,708
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)        %          0.14               0.14
 Gross expenses prior to expense reimbursement(3)(5)      %          0.16               0.19
 Net investment income(3)(4)                              %          1.09               2.67
 Portfolio turnover rate                                  %            43                 30



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO


                                                                         SERVICE CLASS
                                                              -----------------------------------
                                                                                   MAY 3, 2004(1)
                                                                YEAR ENDED               TO
                                                               DECEMBER 31,         DECEMBER 31,
                                                                  2005                  2004
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                    $         11.37               10.06
 Income from investment operations:
 Net investment income                                   $          0.04*               0.02
 Net realized and unrealized gain on investments         $          0.84                1.29
 Total from investment operations                        $          0.88                1.31
 Less distributions from:
 Net investment income                                   $          0.01                  --
 Net realized gains on investments                       $          0.02                  --
 Total distributions                                     $          0.03                  --
 Net asset value, end of period                          $         12.22               11.37
 TOTAL RETURN(2)                                         %          7.77               13.02
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                       $       678,699             213,366
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)       %          0.14                0.14
 Gross expenses prior to expense reimbursement(3)(5)     %          0.16                0.19
 Net investment income(3)(4)                             %          0.31                0.62
 Portfolio turnover rate                                 %            48                  23



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated April 28, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the LifeStyle Portfolios' investments is available in the LifeStyle Portfolios' annual and semi-annual shareholder reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the LifeStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.


To obtain free copies of the LifeStyle Portfolios' annual and semi-annual shareholder reports and the LifeStyle Portfolios' Statement of Additional Information or to make inquiries about the LifeStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona, call
(800) 366-0066, or visit our website at www.ingfunds.com.


Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

[ING LOGO]


04/28/06                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2006

SERVICE CLASS (FORMERLY SERVICE 1 CLASS)

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN THE ING LIFESTYLE PORTFOLIOS LISTED BELOW (EACH A "PORTFOLIO" AND COLLECTIVELY, THE "LIFESTYLE PORTFOLIOS"). EACH PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS") AND USES ASSET ALLOCATION STRATEGIES TO DETERMINE HOW MUCH TO INVEST IN THE UNDERLYING FUNDS.

CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING LIFESTYLE MODERATE PORTFOLIO
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
ING LIFESTYLE GROWTH PORTFOLIO
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO

NOT ALL LIFESTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE CLASS SHARES OF THE LIFESTYLE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT:
IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE LIFESTYLE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE LIFESTYLE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

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                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                           PAGE
INTRODUCTION
  ING Investors Trust                                                                         2
  An Introduction to the Lifestyle
    Portfolios                                                                                2
  Classes of Shares                                                                           2
  An Introduction to the Asset
    Allocation Process                                                                        2

DESCRIPTION OF THE PORTFOLIOS
  Portfolios at a Glance                                                                      4
  ING LifeStyle Moderate Portfolio                                                            5
  ING LifeStyle Moderate Growth Portfolio                                                     8
  ING LifeStyle Growth Portfolio                                                             11
  ING LifeStyle Aggressive Growth Portfolio                                                  14

PORTFOLIO FEES AND EXPENSES                                                                  17

MORE INFORMATION ON INVESTMENT STRATEGIES

  More on the Asset Allocation Process                                                       21
  Investment Objectives, Main Investments
    and Risks of the Underlying Funds                                                        21

DESCRIPTION OF THE INVESTMENT ADVISER,
  SUB-ADVISER, INVESTMENT OBJECTIVES,
  MAIN INVESTMENTS AND RISKS OF THE
  UNDERLYING FUNDS                                                                           22

MORE INFORMATION ON RISKS
  Asset Allocation is no Guarantee Against Loss                                              44
  Performance of the Underlying Funds Will Vary                                              44
  Temporary Defensive Positions                                                              44
  Conflict of Interest                                                                       44
  Risk Associated with an Investment in the
    Underlying Funds                                                                         44

MANAGEMENT AND OTHER SERVICE PROVIDERS
  Management of the LifeStyle Portfolios                                                     53
  Asset Allocation Committee                                                                 53
  Information about Ibbotson Associates                                                      53
  Information about
    ING Investment Management Co.                                                            54
  Portfolio Distribution                                                                     54
  How ING Groep Compensates Entities Offering Our
    Portfolios as Investment Options in Their
    Insurance Products                                                                       54
  Administrator                                                                              55

INFORMATION FOR INVESTORS
  About Your Investment                                                                      55
  Interests of the Holders of Variable Contracts
    and Qualified Plans                                                                      55
  Net Asset Value                                                                            55
  Frequent Trading - Market Timing                                                           57
  Portfolio Holdings Disclosure Policy                                                       58
  Additional Information About the
    LifeStyle Portfolios                                                                     58
  Percentage and Rating Limitation                                                           58
  A Word About Portfolio Diversity                                                           58
  Taxes and Distributions                                                                    58
  Reports to Shareholders                                                                    58
  Financial Highlights                                                                       59

WHERE TO GO TO OBTAIN MORE
  INFORMATION                                                                         Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE LIFESTYLE PORTFOLIOS

The LifeStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The LifeStyle Portfolios invest primarily in a universe of Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 21 of this Prospectus.


Shares of the LifeStyle Portfolios are offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts").


This Prospectus explains the investment objective, principal investment strategies and risks of each of the LifeStyle Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.

AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS


ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio. ING Investments is a wholly-owned indirect subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The LifeStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, Inc., ING Life Insurance and Annuity Company and ING Investments, each of which is an indirect subsidiary of ING Groep. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.

ING Investments uses an asset allocation process to determine each Portfolio's investment mix. This asset allocation process can be described in two stages:

     1. In the first stage, the mix of asset classes, I.E. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the LifeStyle Portfolios is called the Asset Allocation Model.

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

     2. In the second stage, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model and incremental return. For each Portfolio, the combination of Underlying Funds that seems to provide the most favorable trade-off between closeness of fit and incremental return is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in any Portfolio does not seem inconsistent with the combination in any other Underlying Fund. The final combinations of Underlying Funds arrived at for the Portfolios are called the target allocations.

The LifeStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will take place at least monthly. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. Quarterly, each Portfolio's target allocation strategy will be re-evaluated, and each Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.


CONSULTANTS

The LifeStyle Portfolios also have consultants, (each a "Consultant" and collectively the "Consultants") to assist in the asset allocation process.

Ibbotson Associates, has been engaged to act as a consultant to ING Investments. Ibbotson Associates, an asset allocation consulting firm, will perform asset allocation analyses and other related work. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. ING Investments has accordingly established an Asset Allocation Committee to review Ibbotson Associates' analyses and determine the asset allocation for each Portfolio.

ING Investment Management Co. ("ING IM") has also been engaged to act as a consultant to ING Investments. ING IM will perform tactical asset allocation analysis for ING Investments. Both ING IM and ING Investments are wholly-owned indirect subsidiaries of ING Groep. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. The Asset Allocation Committee will review ING IM's analyses and determine the asset allocation for each Portfolio.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

LIFESTYLE PORTFOLIOS AT A GLANCE

The following table summarizes the investment objective, main investments, asset allocation targets, and main risks of each Portfolio, and is intended to help you make comparisons among the LifeStyle Portfolios. As with all mutual funds, there can be no assurance that the LifeStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 5.


                                                           ING LIFESTYLE                                         ING LIFESTYLE
                                ING LIFESTYLE             MODERATE GROWTH             ING LIFESTYLE            AGGRESSIVE GROWTH
                              MODERATE PORTFOLIO             PORTFOLIO               GROWTH PORTFOLIO              PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ADVISER                   ING Investments, LLC       ING Investments, LLC       ING Investments, LLC       ING Investments, LLC

INVESTMENT PROFILE        Your focus is on           You want the               You seek an investment     You are an aggressive
                          keeping pace with          opportunity for            geared for growth and      investor and are willing
                          inflation. Income and      long-term moderate         can tolerate short-term    to accept above average
                          capital appreciation       growth.                    market-swings.             risk.
                          desired.

   SHORTER INVESTMENT HORIZON  -----------------------------------------------------------------------  LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE      Growth of capital          Growth of capital and      Growth of capital and      Growth of capital.
                          and current income.        a low to moderate          some current income.
                                                     level of current
                                                     income.

MAIN INVESTMENTS          A combination of           A combination of           A combination of           A combination of
                          Underlying Funds           Underlying Funds           Underlying Funds           Underlying Funds
                          according to a fixed       according to a fixed       according to a fixed       according to a fixed
                          formula that over time     formula that over time     formula that over time     formula that over time
                          should reflect an          should reflect an          should reflect an          should reflect an
                          allocation of              allocation of              allocation of              allocation of
                          approximately 50% in       approximately 65% in       approximately 80% in       approximately 100% in
                          equity securities and      equity securities and      equity securities and      equity securities.
                          50% in fixed income        35% in fixed income        20% in fixed income
                          securities.                securities.                securities.

                                                       ING LIFESTYLE                                           ING LIFESTYLE
                              ING LIFESTYLE           MODERATE GROWTH             ING LIFESTYLE              AGGRESSIVE GROWTH
                            MODERATE PORTFOLIO           PORTFOLIO               GROWTH PORTFOLIO                PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
UNDERLYING ASSET          U.S.                       U.S.                       U.S.                       U.S.
ALLOCATION TARGETS        Large-Capitalization       Large-Capitalization       Large-Capitalization       Large-Capitalization
(AS OF APRIL 28, 2006)(1) Growth Stocks           8% Growth Stocks          11% Growth Stocks          12% Growth Stocks         16%
                          U.S.                       U.S.                       U.S.                       U.S.
                          Large-Capitalization       Large-Capitalization       Large-Capitalization       Large-Capitalization
                          Value Stocks           14% Value Stocks           15% Value Stocks           16% Value Stocks          22%
                          U.S.                       U.S.                       U.S.                       U.S.
                          Mid-Capitalization         Mid-Capitalization         Mid-Capitalization         Mid-Capitalization
                          Stocks                  5% Stocks                  6% Stocks                 11% Stocks                11%
                          U.S.                       U.S.                       U.S.                       U.S.
                          Small-Capitalization       Small-Capitalization       Small-Capitalization       Small-Capitalization
                          Stocks                  4% Stocks                  6% Stocks                 10% Stocks                11%
                          Non-U.S./International     Non-U.S./International     Non-U.S./International     Non-U.S./International
                          Stocks                 14% Stocks                 18% Stocks                 20% Stocks                27%
                          Emerging Markets           Emerging Markets           Emerging Markets           Emerging Markets
                          Stocks                  0% Stocks                  2% Stocks                  3% Stocks                 4%
                          Real Estate Stocks         Real Estate Stocks         Real Estate Stocks         Real Estate Stocks
                          ("REITs")               5% ("REITs")               7% ("REITs")               8% ("REITs")              9%
                          High Yield Bonds        5% High Yield Bonds        5% High Yield Bonds        4% High Yield Bonds       0%
                          Bonds                  35% Bonds                  30% Bonds                  16% Bonds                  0%
                          Cash                   10% Cash                    0% Cash                    0% Cash                   0%

       LOWER RISK  ---------------------------------------------------------------------------------------------  HIGHER RISK

MAIN RISKS                Credit Risk,               Credit Risk,               Credit Risk,               Derivatives Risk, Foreign
THE LIFESTYLE PORTFOLIOS  Derivatives Risk,          Derivatives Risk,          Derivatives Risk,          Investment Risk, Mortgage
ARE EXPOSED TO THE SAME   Foreign Investment         Foreign Investment         Foreign Investment         -Related Securities Risk,
RISKS AS THE UNDERLYING   Risk, Inflation Risk,      Risk, Inflation Risk,      Risk, Inflation Risk,      Price Volatility and Real
FUNDS IN DIRECT           Mortgage-Related           Mortgage-Related           Mortgage-Related           Estate Investment Trusts
PROPORTION TO THE         Securities Risk, Price     Securities Risk, Price     Securities Risk, Price     Risk.
ALLOCATION OF ASSETS      Volatility Risk, and       Volatility Risk, and       Volatility Risk, and
AMONG UNDERLYING FUNDS.   Real Estate Investment     Real Estate Investment     Real Estate Investment
AN INVESTOR MAY LOSE      Trusts Risk.               Trusts Risk.               Trusts Risk.
MONEY IN EACH PORTFOLIO.


(1) Although the LifeStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE MODERATE PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities and cash.


The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


              U.S. Large-Capitalization Growth Stocks                 8%

              U.S. Large-Capitalization Value Stocks                 14%

              U.S. Mid-Capitalization Stocks                          5%

              U.S. Small-Capitalization Stocks                        4%

              Non-U.S./International Stocks                          14%

              Emerging Markets Stocks                                 0%

              Real Estate Stocks ("REITs")                            5%

              High Yield Bonds                                       35%

              Bonds                                                  35%

              Cash                                                   10%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                        MORTGAGE-RELATED SECURITIES RISK

                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK


There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 44 and "Risks Associated with an Investment in the Underlying Funds" on page 44 in this Prospectus.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Class S performance for the first full calendar year of operations.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                  1996
                                  1997
                                  1998
                                  1999
                                  2000
                                  2001
                                  2002
                                  2003
                                  2004
                                  2005    5.36

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best:  3rd Quarter 2005:  3.04%

                       Worst: 1st Quarter 2005: (1.56)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of five broad measures of market performance - the Russell 3000(R) Index, the Lehman Brothers Aggregate Bond ("LBAB") Index, a composite index consisting of 50% Russell 3000(R) Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index, the ING LifeStyle Moderate Composite Index and the Standard & Poor's ("S&P") 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. The Citigroup 3-Month T-Bill Index (formerly the Salomon Index) is an unmanaged index of three-month Treasury bills. The ING LifeStyle Moderate Composite Index is comprised of 25% S&P 500(R) Index, 5% S&P SmallCap 600 Index, 5% S&P MidCap 400 Index, 15% Morgan Stanley Capital International All Countries Ex U.S. Index, 35% Lehman Brothers Aggregate Bond Index, 5% Lehman Brothers High Yield Bond Index and 10% Citigroup 3 month Treasure Bill Index. The S&P 500(R) Index is an unmanaged index that measures the performance of 500 of the largest companies in the U.S. The Russell 3000(R) Index, the LBAB Index and the 50% Russell 3000(R) Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index are intended to be the comparative indices for the Portfolio as ING Investments believes they are more representative of the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                                 5 YEARS
                                                                (OR LIFE
                                               1 YEAR           OF CLASS)   10 YEARS
        CLASS S RETURN                          5.36%            8.60%(4)      N/A
        Russell 3000(R) Index                   6.12%           10.81%(2)      N/A
        LBAB Index                              2.43%            4.08%(2)      N/A
        50% Russell 3000(R) Index/
          40% LBAB Index/10% Citigrooup
          3-Month T-Bill Index                  5.23%            9.04%(2)      N/A
        ING LifeStyle Moderate
          Composite Index                       6.33%           10.02%(2)      N/A
        S&P 500(R) Index                        4.91%            9.44%(2)      N/A



(1) Class S shares commenced operations on May 3, 2004.

(2) The Index returns are for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE MODERATE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


              U.S. Large-Capitalization Growth Stocks                11%

              U.S. Large-Capitalization Value Stocks                 15%

              U.S. Mid-Capitalization Stocks                          6%

              U.S. Small-Capitalization Stocks                        6%

              Non-U.S./International Stocks                          18%

              Emerging Markets Stocks                                 2%

              Real Estate Stocks ("REITs")                            7%

              High Yield Bonds                                        5%

              Bonds                                                  30%

              Cash                                                    0%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                        MORTGAGE-RELATED SECURITIES RISK

                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK


There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 44 and "Risks Associated with an Investment in the Underlying Funds" on page 44 in this Prospectus.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Class S performance for the first full calendar year of operations.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                  1996
                                  1997
                                  1998
                                  1999
                                  2000
                                  2001
                                  2002
                                  2003
                                  2004
                                  2005    5.80

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best:  3rd Quarter 2005:  4.07%

                       Worst: 1st Quarter 2005: (2.35)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of five broad measures of market performance - the Russell 3000(R) Index, the Lehman Brothers Aggregate Bond ("LBAB") Index, a composite index consisting of 60% Russell 3000(R) Index/40% LBAB Index, the ING LifeStyle Moderate Growth Composite Index and the Standard & Poor's ("S&P") 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. The ING LifeStyle Moderate Growth Composite Index is comprised of 30% S&P 500(R) Index, 5% S&P SmallCap 600 Index, 10% S&P MidCap 400 Index, 20% Morgan Stanley Capital International All Countries Ex U.S. Index, 30% Lehman Brothers Aggregate Bond Index, and 5% Lehman Brothers High Yield Bond Index. The S&P 500(R) Index is an unmanaged index that measures the performance of 500 of the largest companies in the U.S. The Russell 3000(R) Index, the LBAB Index and the 60% Russell 3000(R) Index/40% LBAB Index are intended to be the comparative indices for the Portfolio as ING Investments believes they are more representative of the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                                 5 YEARS
                                                                (OR LIFE
                                               1 YEAR           OF CLASS)    10 YEARS
        CLASS S RETURN                          5.80%            9.84%(1)      N/A
        Russell 3000(R) Index                   6.12%           10.81%(2)      N/A
        LBAB Index                              2.43%            4.08%(2)      N/A
        60% Russell 3000(R) Index/
          40% LBAB Index                        5.40%            9.45%(2)      N/A
        ING LifeStyle Moderate Growth
          Composite Index                       7.44%           11.50%(2)      N/A
        S&P 500(R) Index                        4.91%            9.44%(2)      N/A



(1) Class S shares commenced operations on May 3, 2004.


(2) The Index return is for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


              U.S. Large-Capitalization Growth Stocks                12%

              U.S. Large-Capitalization Value Stocks                 16%

              U.S. Mid-Capitalization Stocks                         11%

              U.S. Small-Capitalization Stocks                       10%

              Non-U.S./International Stocks                          20%

              Emerging Markets Stocks                                 3%

              Real Estate Stocks ("REITs")                            8%

              High Yield Bonds                                        4%

              Bonds                                                  16%

              Cash                                                    0%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                        MORTGAGE-RELATED SECURITIES RISK

                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK


There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 44 and "Risks Associated with an Investment in the Underlying Funds" on page 44 in this Prospectus.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Class S performance for the first full calendar year of operations.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                  1996
                                  1997
                                  1998
                                  1999
                                  2000
                                  2001
                                  2002
                                  2003
                                  2004
                                  2005    6.81

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best:  3rd Quarter 2005:  5.44%

                       Worst: 1st Quarter 2005: (3.02)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of five broad measures of market performance - the Russell 3000(R) Index, the Lehman Brothers Aggregate Bond ("LBAB") Index, a composite index consisting of 80% Russell 3000(R) Index/20% LBAB Index, the ING LifeStyle Growth Composite Index and the Standard & Poor's ("S&P") 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. The ING LifeStyle Growth Composite Index is comprised of 35% S&P 500(R) Index, 10% S&P SmallCap 600 Index, 10% S&P MidCap 400 Index, 25% Morgan Stanley Capital International All Countries Ex U.S. Index, 15% Lehman Brothers Aggregate Bond Index, and 5% Lehman Brothers High Yield Bond Index. The S&P 500(R) Index is an unmanaged index that measures the performance of 500 of the largest companies in the U.S. The Russell 3000(R) Index, the LBAB Index and the 80% Russell 3000(R) Index/20% LBAB Index are intended to be the comparative indices for the Portfolio as ING Investments believes they are more representative of the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                                 5 YEARS
                                                                (OR LIFE
                                               1 YEAR           OF CLASS)    10 YEARS
        CLASS S RETURN                          6.81%           11.21%(1)      N/A
        Russell 3000(R) Index                   6.12%           10.81%(2)      N/A
        LBAB Index                              2.43%            4.08%(2)      N/A
        80% Russell 3000(R) Index/
          20% LBAB Index                        5.81%           10.23%(2)      N/A
        ING LifeStyle Growth
          Composite Index                       8.00%           12.64%(2)      N/A
        S&P 500(R) Index                        4.91%            9.44%(2)      N/A



(1) Class S shares commenced operations on May 3, 2004.

(2) The Index returns are for the period beginning May 1, 2004.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


              U.S. Large-Capitalization Growth Stocks                16%

              U.S. Large-Capitalization Value Stocks                 22%

              U.S. Mid-Capitalization Stocks                         11%

              U.S. Small-Capitalization Stocks                       11%

              Non-U.S./International Stocks                          27%

              Emerging Markets Stocks                                 4%

              Real Estate Stocks ("REITs")                            9%

              High Yield Bonds                                        0%

              Bonds                                                   0%

              Cash                                                    0%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK

                        MORTGAGE-RELATED SECURITIES RISK

                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 37 and "Risks Associated with an Investment in the Underlying Funds" on page 37 in this Prospectus.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of investing in the Portfolio by showing the Portfolio's Class S performance for the first full calendar year of operations.


                          YEAR BY YEAR TOTAL RETURNS(1)
                  (For the periods ended December of each year)

                                  1996
                                  1997
                                  1998
                                  1999
                                  2000
                                  2001
                                  2002
                                  2003
                                  2004
                                  2005    7.77

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                       Best:  3rd Quarter 2005:  6.85%

                       Worst: 1st Quarter 2005: (3.61)%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of three broad measures of market performance - the Russell 3000(R) Index, the ING LifeStyle Aggressive Growth Composite Index and the Standard & Poor's ("S&P") 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The ING LifeStyle Aggressive Growth Composite Index is comprised of 45% S&P 500(R) Index, 10% S&P SmallCap 600 Index, 15% S&P MidCap 400 Index, and 30% Morgan Stanley Capital International All Countries Ex U.S. Index. The S&P 500(R) Index is an unmanaged index that measures the performance of 500 of the largest companies in the U.S. The Russell 3000(R) Index is intended to be the comparative index for the Portfolio as ING Investments believes it is more representative of the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                    (For the periods ended December 31, 2005)



                                                                     5 YEARS
                                                                    (OR LIFE
                                                       1 YEAR       OF CLASS)     10 YEARS
        CLASS S RETURN                                  7.77%        12.59%(1)      N/A
        Russell 3000(R) Index                           6.12%        10.81%(2)      N/A
        ING LifeStyle Aggressive Growth
          Composite Index                               8.91%        13.78%(2)      N/A
        S&P 500(R) Index                                4.91%         9.44%(2)      N/A



(1)  Class S shares commenced operations on May 3, 2004.


(2)  The Index return is for the period beginning May 1, 2004.

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                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables that follow show the fees and expenses you pay if you buy and hold Class S shares of a Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the LifeStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the LifeStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The LifeStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the LifeStyle Portfolios.

                                 CLASS S SHARES
                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                                                           TOTAL           WAIVERS,        TOTAL NET
                                MANAGEMENT   DISTRIBUTION    SHAREHOLDER      OTHER      OPERATING     REIMBURSEMENTS,     OPERATING
       PORTFOLIO               (12b-1) FEE   (12b-1) FEE     SERVICES FEE    EXPENSES     EXPENSES    AND RECOUPMENTS(2)    EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate            0.14%          --             0.25%         0.03%        0.42%           (0.03)%           0.39%
ING LifeStyle Moderate Growth     0.14%          --             0.25%         0.03%        0.42%           (0.03)%           0.39%
ING LifeStyle Growth              0.14%          --             0.25%         0.03%        0.42%           (0.03)%           0.39%
ING LifeStyle Aggressive Growth   0.14%          --             0.25%         0.03%        0.42%           (0.03)%           0.39%


(1) This table shows the estimated operating expenses of the Class S shares of each LifeStyle Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each LifeStyle Portfolio's actual operating expenses for its most recently completed fiscal year adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to each Portfolio has agreed for each Portfolio.

(2) ING Investments, the investment adviser to each LifeStyle Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each LifeStyle Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupment." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:


                                                                   TOTAL ANNUAL    FEE WAIVER/
                                                                    OPERATING       RECOUPMENT   NET OPERATING
              UNDERLYING FUNDS                                       EXPENSES       BY ADVISER      EXPENSES
--------------------------------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth Portfolio(1)                      0.78%              -           0.78%
ING American Century Large Company Value Portfolio                     1.00%              -           1.00%
ING American Century Select Portfolio                                  0.66%              -           0.66%
ING Baron Asset Portfolio(1)                                           1.16%          (0.11)%         1.05%
ING Capital Guardian Small/Mid Cap Portfolio(2)                        0.66%              -           0.66%
ING Capital Guardian U.S. Equities Portfolio(2)                        0.75%              -           0.75%
ING Columbia Small Cap Value II Portfolio(2)                           0.95%              -           0.95%
ING Davis Venture Value Portfolio                                      0.90%              -           0.90%
ING Disciplined Small Cap Value Portfolio(2)                           0.75%              -           0.75%
ING Eagle Asset Capital Appreciation Portfolio(2)                      0.66%              -           0.66%
ING Evergreen Omega Portfolio(1)                                       0.60%              -           0.60%
ING FMR(SM) Diversified Mid Cap Portfolio(2)                           0.66%              -           0.66%
ING FMR(SM) Earnings Growth Portfolio(1)                               0.73%          (0.05)%         0.68%
ING Franklin Income Portfolio(2)                                       0.85%          (0.11)%         0.74%
ING Fundamental Research Portfolio                                     0.80%              -           0.80%
ING Global Real Estate Portfolio(1)                                    1.01%          (0.01)%         1.00%
ING International Portfolio(2)                                         1.01%              -           1.01%
ING Janus Contrarian Portfolio(2)                                      0.80%              -           0.80%
ING JPMorgan Emerging Markets Equity Portfolio(1)                      1.25%              -           1.25%
ING JPMorgan International Portfolio                                   1.00%              -           1.00%
ING JPMorgan MidCap Value Portfolio                                    1.00%              -           1.00%
ING JPMorgan Small Cap Equity Portfolio                                0.89%          (0.02)%         0.87%
ING JPMorgan Value Opportunities Portfolio(1)                          0.53%              -           0.53%
ING Julius Baer Foreign Portfolio                                      0.92%              -           0.92%
ING Legg Mason Partners Aggressive Growth Portfolio                    0.81%              -           0.81%
ING Legg Mason Partners All Cap Portfolio                              0.75%              -           0.75%
ING Legg Mason Value Portfolio                                         0.79%              -           0.79%
ING Liquid Assets Portfolio                                            0.29%              -           0.29%
ING Lord Abbett Affiliated Portfolio                                   0.75%              -           0.75%
ING Lord Abbett U.S. Government Securities Portfolio(1)                0.71%              -           0.71%
ING Marsico Growth Portfolio                                           0.76%              -           0.76%
ING Marsico International Opportunities Portfolio(1)                   0.77%          (0.09)%         0.68%
ING Mercury Large Cap Growth Portfolio(1)                              0.81%          (0.05)%         0.76%
ING Mercury Large Cap Value Portfolio                                  0.82%          (0.04)%         0.78%
ING MFS Capital Opportunities Portfolio                                0.90%              -           0.90%
ING MFS Mid Cap Growth Portfolio                                       0.64%          (0.01)%         0.63%
ING MFS Total Return Portfolio                                         0.64%              -           0.64%
ING Neuberger Berman Partners Portfolio(1)                             0.82%          (0.15)%         0.67%
ING Neuberger Berman Regency Portfolio(1)                              0.97%          (0.09)%         0.88%
ING OpCap Balanced Value Portfolio                                     1.00%              -           1.00%
ING Oppenheimer Global Portfolio                                       0.66%              -           0.66%

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


                                                                   TOTAL ANNUAL    FEE WAIVER/
                                                                    OPERATING       RECOUPMENT   NET OPERATING
              UNDERLYING FUNDS                                       EXPENSES       BY ADVISER      EXPENSES
--------------------------------------------------------------------------------------------------------------
ING Oppenheimer Main Street Portfolio(R)                               0.64%              -           0.64%
ING Oppenheimer Strategic Income Portfolio                             0.54%              -           0.54%
ING PIMCO Core Bond Portfolio(2)                                       0.59%              -           0.59%
ING PIMCO High Yield Portfolio(1)                                      0.50%              -           0.50%
ING Pioneer Fund Portfolio(1)                                          0.75%          (0.04)%         0.71%
ING Pioneer High Yield Portfolio(1)                                    0.81%          (0.06)%         0.75%
ING Pioneer Mid Cap Value Portfolio(1)                                 0.65%              -           0.65%
ING Templeton Foreign Equity Portfolio(1)                              1.03%          (0.05)%         0.98%
ING Templeton Global Growth Portfolio(2)                               0.94%              -           0.94%
ING T. Rowe Price Capital Appreciation Portfolio                       0.65%              -           0.65%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio                 0.66%              -           0.66%
ING T. Rowe Price Equity Income Portfolio                              0.65%              -           0.65%
ING T. Rowe Price Growth Equity Portfolio                              0.75%              -           0.75%
ING UBS U.S. Allocation Portfolio(2)                                   0.75%          (0.02)%         0.73%
ING UBS U.S. Large Cap Equity Portfolio                                0.85%              -           0.85%
ING UBS U.S. Small Cap Growth Portfolio(2)                             1.11%          (0.11)%         1.00%
ING Van Kampen Comstock Portfolio                                      0.83%              -           0.83%
ING Van Kampen Equity and Income Portfolio                             0.57%              -           0.57%
ING Van Kampen Equity Growth Portfolio                                 0.68%          (0.02)%         0.66%
ING Van Kampen Global Franchise Portfolio(2)                           1.00%              -           1.00%
ING Van Kampen Growth and Income Portfolio(2)                          0.65%              -           0.65%
ING Van Kampen Real Estate Portfolio                                   0.65%              -           0.65%
ING VP Balanced Portfolio                                              0.60%              -           0.60%
ING VP Growth and Income Portfolio                                     0.59%              -           0.59%
ING VP Growth Portfolio                                                0.69%              -           0.69%
ING VP High Yield Bond Portfolio                                       0.83%          (0.12)%         0.71%
ING VP Index Plus International Equity Portfolio(1)                    0.79%          (0.24)%         0.55%
ING VP Index Plus LargeCap Portfolio                                   0.45%              -           0.45%
ING VP Index Plus MidCap Portfolio                                     0.49%              -           0.49%
ING VP Index Plus SmallCap Portfolio                                   0.49%              -           0.49%
ING VP Intermediate Bond Portfolio                                     0.49%              -           0.49%
ING VP International Equity Portfolio                                  1.00%           0.14%          1.14%
ING VP MidCap Opportunities Portfolio                                  0.97%          (0.07)%         0.90%
ING VP Real Estate Portfolio                                           0.96%           0.08%          1.04%
ING VP Small Company Portfolio                                         0.85%              -           0.85%
ING VP SmallCap Opportunities Portfolio                                0.96%          (0.06)%         0.90%
ING VP Value Opportunity Portfolio                                     0.70%              -           0.70%
ING Wells Fargo Mid Cap Disciplined Portfolio(2)                       0.66%              -           0.66%
ING Wells Fargo Small Cap Disciplined Portfolio(1)                     0.98%          (0.11)%         0.87%



(1) As the Underlying Fund or the Class I shares of the Underlying Fund did not have a full calendar year of operations as of December 31, 2005, the expense ratios are estimated.

(2) As the Underlying Fund or the Class I shares of the Underlying Fund had not commenced operations as of the date of this Prospectus the expense ratios are estimated for the current fiscal year.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                               NET EXPENSE RATIOS
               (INCLUDING DIRECT AND INDIRECT OPERATING EXPENSES)

The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                                                                                     WAIVERS,
                                                                                  REIMBURSEMENTS       NET OPERATING
      PORTFOLIO                                      TOTAL OPERATING EXPENSES     AND RECOUPMENTS         EXPENSES
--------------------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate                                         1.04%                  (0.04)%              1.00%
ING LifeStyle Moderate Growth                                  1.10%                  (0.04)%              1.06%
ING LifeStyle Growth                                           1.15%                  (0.04)%              1.11%
ING LifeStyle Aggressive Growth                                1.19%                  (0.04)%              1.15%


These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

EXAMPLE

The Example is intended to help you compare the cost of investing in Class S shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the Class S shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for each Portfolio for the one-year period and for the first year of the three-, five- and ten-year periods. The Example does not reflect expenses of a Variable Contract that may use the Portfolios as its underlying investment medium. If such expenses were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.


                      PORTFOLIO                                    1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate(1)                                          $   102      $  327      $   570      $ 1,267
ING LifeStyle Moderate Growth(1)                                   $   108      $  346      $   602      $ 1,337
ING LifeStyle Growth(1)                                            $   113      $  361      $   629      $ 1,394
ING LifeStyle Aggressive Growth(1)                                 $   117      $  374      $   650      $ 1,440



(1) The Example numbers reflect the contractual expense limits for the one-year period and the first year of the three-, five- and ten-year periods.

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                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

MORE ON THE ASSET ALLOCATION PROCESS

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. ING Investments determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING Investments uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

   (i) the investment objective of each Portfolio and each of the Underlying Funds;

   (ii)  economic and market forecasts;

   (iii) proprietary and third-party reports and analyses;

   (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

   (v)   the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the LifeStyle Portfolios and the Underlying Funds.


ING Investments intends to rebalance the Lifestyle Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING Investments monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING Investments may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.


INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the LifeStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the LifeStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page 44 for an expanded discussion of the risks listed below for a particular Underlying Fund.


You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

--------------------------------------------------------------------------------
   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:            ING AllianceBernstein  Long-term growth or  Invests at least 80% of assets   Convertible securities
Directed Services, Inc.        Mid Cap Growth         capital.             in common stock of               risk, debt securities
                               Portfolio                                   mid-capitalization companies     risk, derivatives risk,
SUB-ADVISER:                                                               (those that have a market        equity securities risk,
Alliance Capital                                                           capitalization within the range  foreign investment risk,
Management L.P.                                                            of companies in the Russell      growth investing risk,
                                                                           Midcap(R) Growth Index). May     manager risk, market and
                                                                           also invest in convertibles,     company risk, market
                                                                           investment grade instruments,    capitalization risk,
                                                                           U.S. government securities and   mid-capitalization
                                                                           high quality, short-term         company risk, portfolio
                                                                           obligations (including           turnover risk,
                                                                           repurchase agreements, bankers'  securities lending risk
                                                                           acceptances and domestic         and U.S. government
                                                                           certificates of deposit), and    securities and
                                                                           foreign securities. May write    obligations risk.
                                                                           exchange-traded call options (up
                                                                           to 25%), make secured loans on
                                                                           portfolio securities (up to
                                                                           25%), enter into repurchase
                                                                           agreements and enter into
                                                                           futures contracts on securities
                                                                           indices and options on such
                                                                           futures contracts.

INVESTMENT ADVISER:            ING American Century   Long-term capital    Invests at least 80% of its      Credit risk, currency
ING Life Insurance and         Large Company Value    growth. Income is a  assets in equity securities of   risk, debt securities
Annuity Company                Portfolio              secondary objective. large- capitalization companies  risk, derivatives risk,
                                                                           (those with market               foreign investment risk,
SUB-ADVISER:                                                               capitalizations similar to       interest risk, market
American Century Investment                                                companies in the Russell 1000(R) and company risk,
Management, Inc.                                                           Index). Equity securities        portfolio turnover risk,
                                                                           include common stocks, preferred and value investing
                                                                           stocks and equity-equivalent     risk.
                                                                           securities, such as debt
                                                                           securities and preferred stock
                                                                           convertible into common stock,
                                                                           and stock or stock index future
                                                                           contracts. May also invest a
                                                                           portion of its assets in
                                                                           derivative instruments, foreign
                                                                           securities, debt securities of
                                                                           companies, and debt obligations
                                                                           of governments and their
                                                                           agencies or similar securities.

INVESTMENT ADVISER:            ING American Century   Long-term capital    Invests in stocks of companies   Currency risk,
ING Life Insurance and         Select Portfolio       appreciation.        that the Sub-Adviser believes    derivatives risk,
Annuity Company                                                            will increase in value over      foreign investment risk,
                                                                           time. Generally invests in       growth investing risk,
SUB-ADVISER:                                                               larger companies, though may     market and company risk
American Century Investment                                                invest in companies of any size. and portfolio turnover
Management, Inc.                                                           May invest in foreign companies  risk.
                                                                           located and doing business in
                                                                           developed countries.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:            ING Baron Asset        Capital              Invests primarily in common      Convertible securities
ING Life Insurance and         Portfolio              appreciation.        stocks of small- and mid-sized   risk, debt securities
Annuity Company                                                            companies (those that have a     risk, depositary
                                                                           market capitalization of less    receipts risk,
SUB-ADVISER:                                                               than $8 billion.) May invest in  derivatives risk, equity
BAMCO, Inc.                                                                equity-type securities, in       securities risk, foreign
                                                                           addition to common stocks, such  investment risk, high
                                                                           as convertible bonds and         yield lower-grade debt
                                                                           debentures, preferred stocks,    securities risk, large
                                                                           warrants and convertible         positions risk,
                                                                           preferred stocks. May also       liquidity risk, market
                                                                           invest in debt securities,       and company risk,
                                                                           including notes, bonds,          mid-capitalization
                                                                           debentures and money market      company risk, securities
                                                                           instruments. Debt securities may lending risk,
                                                                           be rated or unrated, and may     small-capitalization
                                                                           include below-investment-grade   company risk and value
                                                                           securities or "junk bonds" or    investing risk.
                                                                           unrated securities of equivalent
                                                                           credit quality. May invest up to
                                                                           10% of its net assets in
                                                                           illiquid securities. May invest,
                                                                           without limit, in American
                                                                           Depositary Receipts, and up to
                                                                           10% of its assets in Global
                                                                           Depositary Receipts and European
                                                                           Depositary Receipts. The
                                                                           Portfolio may also engage in
                                                                           derivatives transactions.

INVESTMENT ADVISER:            ING Capital Guardian   Long-term capital    Invests at least 80% of assets   Convertible securities
Directed Services, Inc.        Small/Mid Cap          appreciation.        in equity securities of          risk, depositary receipt
                               Portfolio                                   small/mid capitalization         risk, equity securities
SUB-ADVISER:                                                               companies, defined to include    risk, foreign investment
Capital Guardian Trust                                                     companies with capitalizations   risk, growth investing
Company                                                                    within the range of companies    risk, manager risk,
                                                                           included in the custom Russell   market and company risk,
                                                                           2800 Index. Equity investments   market capitalization
                                                                           include common or preferred      risk, mid-capitalization
                                                                           stocks and convertible           company risk,
                                                                           securities. May hold ADRs and    over-the-counter ("OTC")
                                                                           EDRs and GDRs. May invest in     investment risk,
                                                                           money market instruments and     securities lending risk,
                                                                           repurchase agreements.           small-capitalization
                                                                                                            company risk and value
                                                                                                            investing risk.

INVESTMENT ADVISER:            ING Capital Guardian   Long-term growth of  Invests at least 80% of assets   Convertible securities
Directed Services, Inc.        U.S. Equities          capital and income.  in equity and equity-related     risk, depositary receipt
                               Portfolio                                   securities (including common and risk, equity securities
SUB-ADVISER:                                                               preferred stock and convertible  risk, foreign investment
Capital Guardian Trust                                                     securities such as warrants and  risk, growth investing
Company                                                                    rights) of issuers located in    risk, manager risk,
                                                                           the U.S. with greater            market and company risk,
                                                                           consideration given to potential market capitalization
                                                                           appreciation and future          risk, securities lending
                                                                           dividends than to current        risk and value investing
                                                                           income. May be invested in       risk.
                                                                           American, European and Global
                                                                           Depositary Receipts; debt
                                                                           securities, and cash
                                                                           equivalents.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:            ING Columbia Small Cap Long-term growth of  Invests at least 80% of its      Depositary receipts
ING Life Insurance and         Value II Portfolio     capital.             assets in equity securities of   risk, foreign investment
Annuity Company                                                            U.S. companies whose market      risk, manager risk,
                                                                           capitalizations are within the   market and company risk,
SUB-ADVISER:                                                               range of the companies within    other investment
Columbia Management                                                        the Russell 2000(R) Value Index  companies risk,
Advisors, LLC                                                              and that are believed to have    portfolio turnover risk,
                                                                           the potential for long-term      real estate investment
                                                                           growth. May also invest in real  trusts risk, securities
                                                                           estate investments trusts        lending risk,
                                                                           ("REITs"), foreign equity        small-capitalization
                                                                           securities, depositary receipts, company risk, stock risk
                                                                           and other investment companies,  and value investing
                                                                           including exchange-traded funds. risk.
                                                                           The management team uses a
                                                                           three-prong approach, combining
                                                                           fundamental and quantitative
                                                                           analysis with risk management to
                                                                           identify value opportunities and
                                                                           construct the portfolio.

INVESTMENT ADVISER:            ING Davis Venture      Long-term growth of  Invests the majority of its      Diversification risk,
ING Life Insurance and         Value Portfolio        capital.             assets in equity securities      equity securities risk,
Annuity Company                                                            issued by large companies (with  foreign investment risk,
                                                                           market capitalization of at      headline risk, industry
SUB-ADVISER:                                                               least $10 billion.) May also     concentration risk,
David Selected Advisers, L.P.                                              invest a limited portion of its  manager risk, market and
                                                                           assets in companies of any size, company risk,
                                                                           companies whose shares are       mid-capitalization
                                                                           subject to controversy, foreign  company risk and
                                                                           securities and non-equity        small-capitalization
                                                                           securities. The Portfolio is     company risk.
                                                                           non-diversified and may invest a
                                                                           higher percentage if its assets
                                                                           in any one issuer.

INVESTMENT ADVISER:            ING Disciplined Small  Seeks to outperform  Invests at least 80% of its      Derivatives risk, equity
ING Investments, LLC           Cap Value Portfolio    the total return     assets in securities of          securities risk, index
                                                      performance of the   small-capitalization companies   strategy risk, manager
SUB-ADVISER:                                          Russell 2000(R)      included in the Russell 2000(R)  risk, securities lending
ING Investment Management,                            Value Index by       Value Index. In managing the     risk,
Co.                                                   investing in common  Portfolio, the Sub-Adviser       small-capitalization
                                                      stocks of small      attempts to achieve the          company risk and value
                                                      companies whose      Portfolio's objective by         investing risk.
                                                      stock prices are     overweighting those stocks in
                                                      believed to be       the Russell 2000(R) Value Index
                                                      undervalued.         that the Sub-Adviser believes
                                                                           will outperform the index, and
                                                                           underweighting (or avoiding
                                                                           altogether) those stocks in the
                                                                           Russell 2000(R) Value Index that
                                                                           the Sub-Adviser believes will
                                                                           underperform the index. May also
                                                                           invest in derivative
                                                                           instruments.

INVESTMENT ADVISER:            ING Eagle Asset        Capital              Invests at least 80% of assets   Convertible securities
Directed Services, Inc.        Capital Appreciation   appreciation.        in equity securities of domestic risk, derivatives risk,
                               Portfolio              Dividend income is a and foreign issuers that meet    equity securities risk,
SUB-ADVISER:                                          secondary objective. quantitative standards relating  foreign investment risk,
Eagle Asset Management, Inc.                                               to financial soundness and high  manager risk, market and
                                                                           intrinsic value relative to      company risk, market
                                                                           price. Equity securities include capitalization risk and
                                                                           common stocks, convertible       portfolio turnover risk.
                                                                           securities, options on equities,
                                                                           and rights and warrants. May
                                                                           invest up to 25% of its total
                                                                           assets in foreign issuers and
                                                                           use derivatives. May write
                                                                           covered put and call options
                                                                           that expose up to 55% of assets
                                                                           and may enter into futures
                                                                           contracts and options thereon
                                                                           and currency hedging
                                                                           transactions.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:            ING Evergreen Omega    Long-term capital    Invests primarily in common      Convertible securities
Directed Services, Inc.        Portfolio              growth.              stocks and securities            risk, equity securities
                                                                           convertible into common stocks   risk, foreign investment
SUB-ADVISER:                                                               of U.S. companies across all     risk, growth investing
Evergreen Investment                                                       market capitalizations. May also risk, investment style
Management Company, LLC                                                    invest up to 25% of assets in    risk, manager risk,
                                                                           foreign securities.              market capitalization
                                                                                                            risk, mid-capitalization
                                                                                                            company risk, portfolio
                                                                                                            turnover risk, price
                                                                                                            volatility risk, and
                                                                                                            small-capitalization
                                                                                                            company risk.

INVESTMENT ADVISER:            ING FMR(SM)            Long-term growth of  Invests at least 80% of assets   Derivatives risk,
Directed Services, Inc.        Diversified Mid Cap    capital.             in securities of companies with  emerging markets risk,
                               Portfolio                                   medium market capitalizations    equity securities risk,
SUB-ADVISER:                                                               (defined as those whose market   foreign investment risk,
Fidelity Management &                                                      capitalizations are similar to   growth investing risk,
Research Company                                                           the market capitalizations of    manager risk, market and
                                                                           companies in the Russell         company risk, market
                                                                           Midcap(R) Index or the S&P       capitalization risk,
                                                                           Midcap 400 Index). May invest in mid-capitalization
                                                                           smaller or larger market         company risk, other
                                                                           capitalizations. May invest up   investment companies
                                                                           to 25% of assets in foreign      risk, portfolio turnover
                                                                           securities, including emerging   risk, securities lending
                                                                           markets and may buy and sell     risk,
                                                                           futures contracts and other      small-capitalization
                                                                           investment companies.            company risk, and value
                                                                                                            investing risk.

INVESTMENT ADVISER:            ING FMR(SM) Earnings   Seeks growth of      Invests primarily in common      Derivatives risk, equity
Directed Services, Inc.        Growth Portfolio       capital over the     stocks in which the Sub-Adviser  securities risk, foreign
                                                      long term.           believes have above-average      investment risk, growth
SUB-ADVISER:                                                               growth potential. May invest in  investing risk, manager
Fidelity Management &                                                      securities of foreign issuers    risk, market and company
Research Company                                                           and may use various techniques   risk, other investment
                                                                           such as buying and selling       companies risk, and
                                                                           futures contracts and other      portfolio turnover risk.
                                                                           investment companies, including
                                                                           exchange-traded funds.

INVESTMENT ADVISER:            ING Franklin Income    Seeks to maximize    Invests in a diversified         Call risk, convertible
Directed Services, Inc.        Portfolio              income while         portfolio of debt and equity     securities risk, debt
                                                      maintaining          securities. Debt securities in   securities risk,
SUB-ADVISER:                                          prospects for        which the Portfolio will invest  depositary receipts
Franklin Advisers, Inc.                               capital              include bonds, notes and         risk, equity securities
                                                      appreciation.        debentures, among others. Equity risk, foreign investment
                                                                           securities include common        risk, high yield,
                                                                           stocks, preferred stocks and     lower-grade debt
                                                                           convertible securities, among    securities risk, income
                                                                           others. The Portfolio may invest risk, interest rate
                                                                           up to 100% of total assets in    risk, manager risk,
                                                                           debt securities that are rated   market trends risk
                                                                           below investment grade, but it   market and company risk,
                                                                           is not currently expected that   maturity risk, portfolio
                                                                           the Portfolio will invest more   turnover risk, price
                                                                           than 50% of its assets in these  volatility risk,
                                                                           securities. May invest up to 25% securities lending risk,
                                                                           of its assets in foreign         U.S. government
                                                                           securities. It ordinarily buys   securities and
                                                                           foreign securities that are      obligations risk and
                                                                           traded in the U.S. or American   value investing risk.
                                                                           Depositary Receipts. May invest
                                                                           up to 100% of the Portfolio's
                                                                           assets in a temporary defensive
                                                                           manner by holding all or a
                                                                           substantial portion of its
                                                                           assets in cash, cash equivalents
                                                                           or other high quality short-term
                                                                           investments. Temporary defensive
                                                                           investments generally may
                                                                           include short-term U.S.
                                                                           government securities,
                                                                           commercial paper, bank
                                                                           obligations, repurchase
                                                                           agreements, money market fund
                                                                           shares and other money market
                                                                           instruments.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:            ING Fundamental        Seeks to maximize    Invests at least 65% of its      Convertible securities
ING Life Insurance and         Research Portfolio     total return through total assets in common stocks    risk, derivatives risk,
Annuity Company                                       investments in a     and securities convertible into  foreign markets risk,
                                                      diversified          common stocks. May also invest   initial public offerings
SUB-ADVISER:                                          portfolio of common  in derivatives. Emphasizes       "IPO" risk, market and
ING Investment Management                             stocks and           stocks of larger companies. May  company risk, market
Co.                                                   securities           invest in mid-capitalization     trends risk,
                                                      convertible into     companies and may invest up to   mid-capitalization
                                                      common stocks.       25% in foreign securities.       company risk, other
                                                                                                            investment companies
                                                                                                            risk and securities
                                                                                                            lending risk.

INVESTMENT ADVISER:            ING Global Real Estate Seeks to provide     Invests at least 80% of its      Diversification risk,
ING Investments, LLC           Portfolio              high total return.   assets in equity securities of   foreign investment risk,
                                                                           companies that are principally   inability to sell
SUB-ADVISER:                                                               engaged in the real estate       securities risk,
ING Clarion Real Estate                                                    industry (deriving at least 50%  industry concentration
Securities L.P.                                                            of their total revenues or       risk, market trends
                                                                           earnings from owning, operating, risk, mortgage-related
                                                                           developing and/or managing real  securities risk,
                                                                           estate.) The portfolio will have portfolio turnover risk,
                                                                           investments located in a number  price volatility risk,
                                                                           of different countries located   real estate investment
                                                                           throughout the world, including  trusts risk and
                                                                           the United States. Generally,    securities lending risk.
                                                                           invests in common stocks of
                                                                           large-, mid- and small-sized
                                                                           companies, including real estate
                                                                           investment trusts ("REITs"). The
                                                                           Portfolio is non-diversified,
                                                                           and may invest a significant
                                                                           portion of its assets in a
                                                                           single issuer.

INVESTMENT ADVISER:            ING International      Long-term growth of  Invests at least 65% of its      Call risk, convertible
Directed Services, Inc.        Portfolio              capital.             assets in equity securities      securities risk,
                                                                           (including common and preferred  currency risk, debt
SUB-ADVISER:                                                               stocks, warrants and convertible securities risk,
ING Investment                                                             securities) of issuers of any    derivatives risk,
Management Co.                                                             market-capitalization (but       emerging markets risk,
                                                                           primarily large cap companies)   equity securities risk,
                                                                           located outside in a number of   foreign investment risk,
                                                                           different countries of the,      interest rate risk,
                                                                           including emerging markets. May  liquidity risk, manager
                                                                           also invest in government debt   risk, market and company
                                                                           securities of developed foreign  risk, market
                                                                           countries. May invest up to 35%  capitalization risk,
                                                                           in securities of U.S. issuers    market trends risk,
                                                                           including investment- grade      mid-capitalization
                                                                           government and corporate debt    company risk, securities
                                                                           securities.                      lending risk and
                                                                                                            small-capitalization
                                                                                                            company risk.

INVESTMENT ADVISER:            ING Janus Contrarian   Capital              Invests at least 80% of net      Call risk, debt
Directed Services, Inc.        Portfolio              appreciation.        assets in equity securities with securities risk,
                                                                           the potential for long-term      depositary receipts
SUB-ADVISER:                                                               growth of capital. The Portfolio risk, derivatives risk,
Janus Capital Management                                                   is non-diversified. May also     diversification risk,
LLC                                                                        invest in foreign equity and     equity securities risk,
                                                                           debt securities, up to 20% in    foreign investment risk,
                                                                           high yield debt securities (junk high-yield, lower-grade
                                                                           bonds); derivatives; securities  debt securities risk,
                                                                           purchased on a when-issued,      interest rate risk,
                                                                           delayed delivery or forward      liquidity risk, manager
                                                                           commitment basis; illiquid       risk, market and company
                                                                           securities (up to 15%) and may   risk, market
                                                                           invest more than 25% of its      capitalization risk,
                                                                           total assets in securities of    maturity risk,
                                                                           companies in one or more market  mid-capitalization
                                                                           sectors.                         company risk, sector
                                                                                                            risk, securities lending
                                                                                                            risk,
                                                                                                            small-capitalization
                                                                                                            company risk, special
                                                                                                            situations risk and
                                                                                                            value investing risk.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:            ING JPMorgan Emerging  Capital              Invests at least 80% of its      Call risk, convertible
Directed Services, Inc.        Markets Equity         appreciation.        assets in securities of issuers  securities risk, debt
                               Portfolio                                   located in at least three        securities risk,
SUB-ADVISER:                                                               countries with emerging          depositary receipts
J.P. Morgan Investment                                                     securities markets. Equity       risk, derivatives risk,
Management Inc.                                                            securities in which the          emerging markets risk,
                                                                           Portfolio may invest includes    equity securities risk,
                                                                           common and preferred stocks,     foreign investment risk,
                                                                           convertible securities,          high-yield, lower-grade
                                                                           depositary receipts, rights and  debt securities risk,
                                                                           warrants to buy common stocks    liquidity risk, manager
                                                                           and privately-placed securities  risk, market and company
                                                                           and other investment companies.  risk, mortgage-related
                                                                           May invest in derivatives,       securities risk, other
                                                                           high-quality, short-term money   investment companies
                                                                           market instruments and           risk, portfolio turnover
                                                                           repurchase agreements. May       risk, security lending
                                                                           invest in debt securities,       risk, and
                                                                           including high yield securities  small-capitalization
                                                                           (junk bonds) and                 company risk.
                                                                           mortgage-related securities. May
                                                                           enter into dollar rolls.

INVESTMENT ADVISER:            ING JPMorgan           Long-term growth of  Invests at least 65% of assets   Credit risk, currency
ING Life Insurance and         International          capital.             in equity securities of foreign  risk, debt securities
Annuity Company                Portfolio                                   companies with high growth       risk, emerging markets
                                                                           potential located in several     risk, equity securities
SUB-ADVISER:                                                               countries other than the U.S.    risk, foreign investment
J.P. Morgan Asset                                                          (including those located in      risk, geographic focus
Management (London)                                                        countries with emerging market   risk, high-yield,
Limited                                                                    economies). May invest in debt   lower-grade debt
                                                                           securities issued by foreign and securities risk,
                                                                           U.S. companies including         interest rate risk, and
                                                                           non-investment grade debt        market and company risk.
                                                                           securities.

INVESTMENT ADVISER:            ING JPMorgan Mid Cap   Growth from capital  Invests at least 80% of assets   Convertible securities
ING Life Insurance and         Value Portfolio        appreciation.        in common stocks of companies    risk depositary receipts
Annuity Company                                                            with market capitalizations of   risk, derivatives risk,
                                                                           $1 billion and $20 billion.      diversification risk,
SUB-ADVISER:                                                               Normally invests in securities   foreign investment risk,
J.P. Morgan Investment                                                     that are traded on registered    interest rate risk,
Management, Inc.                                                           exchanges or the                 market and company risk,
                                                                           over-the-counter market in the   mid-capitalization
                                                                           United States. May invest in     company risk, and
                                                                           other equity securities,         over-the-counter ("OTC")
                                                                           including convertible and        investment risk.
                                                                           foreign securities (which may
                                                                           take the form of depositary
                                                                           receipts); and derivatives.

INVESTMENT ADVISER:            ING JPMorgan Small Cap Capital growth over  Invests at least 80% of its      Convertible securities
Directed Services, Inc.        Equity Portfolio       the long term.       total assets in equity           risk, depositary
                                                                           securities of small-cap          receipts risk,
SUB-ADVISER:                                                               companies (defined as those with derivatives risk, equity
J.P. Morgan Investment                                                     market capitalization equal to   securities risk, foreign
Management Inc.                                                            those within a universe of       investment risk, growth
                                                                           Russell 2000(R) Index stocks).   investing risk, manager
                                                                           May also invest up to 20% of its risk, market and company
                                                                           total assets in: foreign         risk, market
                                                                           securities, including depositary capitalization risk,
                                                                           receipts, convertible            mid-capitalization
                                                                           securities, high-quality money   company risk,
                                                                           market instruments and           mortgage-related
                                                                           repurchase agreements; and may   securities risk,
                                                                           invest in real estate investment portfolio turnover risk,
                                                                           trusts and derivatives.          real investment trusts
                                                                                                            risk,
                                                                                                            small-capitalization
                                                                                                            company risk, and value
                                                                                                            investing risk.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:            ING JPMorgan Value     Long-term capital    Invests at least 80% of it       Convertible securities
Directed Services, Inc.        Opportunities          appreciation.        assets in equity securities of   risk, depositary
                               Portfolio                                   mid- and large-capitalization    receipts risk,
SUB-ADVISER:                                                               companies (mid-capitalization    derivatives risk, equity
J.P. Morgan Investment                                                     companies are those with market  securities risk,
Management Inc.                                                            capitalizations between $2       interest rate risk,
                                                                           billion and $5 billion and       investment style risk,
                                                                           large-capitalization companies   manager risk, market and
                                                                           are those with market            company risk, market
                                                                           capitalization over $5 billion). capitalization risk,
                                                                           Equity securities in which the   mid-capitalization
                                                                           Portfolio may invest include     company risk,
                                                                           common stocks, preferred stocks, mortgage-related
                                                                           convertible securities,          securities risk, other
                                                                           depositary receipts and warrants investment companies
                                                                           to buy common stocks. May invest risk, price volatility
                                                                           in shares of investment          risk and value investing
                                                                           companies, including shares of   risk.
                                                                           affiliated money market funds.
                                                                           May invest in derivatives,
                                                                           mortgage-related securities
                                                                           issued by government entities
                                                                           and private issuers, and
                                                                           high-quality money market
                                                                           instruments and repurchase
                                                                           agreements.

INVESTMENT ADVISER:            ING Julius Baer        Long-term growth of  Invests at least 80% of assets   Call risk, convertible
Directed Services, Inc.        Foreign Portfolio      capital.             in international equity          securities risk, debt
                                                                           securities outside the United    securities risk,
SUB-ADVISER:                                                               States, including common and     derivatives risk,
Julius Baer Investment                                                     preferred stocks, American,      emerging markets risk,
Management LLC                                                             European and Global depositary   equity securities risk,
                                                                           receipts, convertible            foreign investment risk,
                                                                           securities, rights, warrants and growth investing risk,
                                                                           other investment companies,      high-yield, lower-grade
                                                                           including exchange-traded funds. debt securities risk,
                                                                           Normally has a bias towards      liquidity risk, market
                                                                           larger companies (e.g., with     and company risk, market
                                                                           market capitalizations of $10    capitalization risk,
                                                                           billion or greater), but may     mid-capitalization
                                                                           also invest in small- and        company risk, other
                                                                           mid-sized companies. May invest  investment companies
                                                                           up to 25% of assets in issuers   risk, portfolio turnover
                                                                           in emerging markets and may      risk, price volatility
                                                                           invest in debt securities (up to risk, securities lending
                                                                           10% in non-investment grade      risk, small company risk
                                                                           bonds). May invest in            and value investing
                                                                           derivatives and may lend its     risk.
                                                                           portfolio securities. Will
                                                                           invest at least 65% in no fewer
                                                                           than three different companies
                                                                           located outside the U.S.

INVESTMENT ADVISER:            ING Legg Mason         Long-term growth of  Invests at least 80% of assets   Convertible securities
ING Life Insurance and         Partners Aggressive    capital.             in common stocks and related     risk, currency risk,
Annuity Company                Growth Portfolio                            securities, such as preferred    depositary receipts
                                                                           stock, convertible securities    risk, emerging growth
SUB-ADVISER:                                                               and depositary receipts, of      risk, emerging markets
Salomon Brothers Asset                                                     emerging growth companies.       risk, foreign investment
Management Inc                                                             Invests in securities of large,  risk, issuer
                                                                           well known companies but may     concentration risk,
                                                                           also invest in small- to         market and company risk,
                                                                           medium-sized companies.          mid-capitalization
                                                                           Investments may include          company risk,
                                                                           securities listed on a           over-the-counter ("OTC")
                                                                           securities exchange or traded in investment risk,
                                                                           the over the counter markets.    portfolio turnover risk
                                                                           May invest in foreign            and small-capitalization
                                                                           securities; (including emerging  company risk.
                                                                           market securities) and may have
                                                                           exposure to foreign currencies.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:            ING Legg Mason         Capital appreciation Invests primarily in common      Borrowing and leverage
Directed Services, Inc.        Partners All Cap       through investment   stocks and common stock          risk, call risk,
                               Portfolio              in securities        equivalents, such as preferred   convertible securities
SUB-ADVISER:                                          believed to have     stocks and convertibles,         risk, debt securities,
Salomon Brothers Asset                                above-average        typically of large, well-known   derivatives risk,
Management Inc                                        capital appreciation companies, but may also invest a diversification risk,
                                                      potential.           significant portion of its       emerging markets risk,
                                                                           assets in securities of small to equity securities risk,
                                                                           medium-sized companies. May      foreign investment risk,
                                                                           invest in non-dividend paying    growth investing risk,
                                                                           common stocks and foreign        investment models risk,
                                                                           securities including emerging    manager risk, market and
                                                                           market issuers, ADRS, EDRS and   company risk, market
                                                                           May invest in cash equivalents   capitalization risk,
                                                                           debt securities, illiquid        mid-capitalization
                                                                           securities and derivatives. May  company risk, portfolio
                                                                           borrow up to 15% of its assets.  turnover risk,
                                                                           The Portfolio is                 restricted and illiquid
                                                                           non-diversified.                 securities risk,
                                                                                                            securities lending risk,
                                                                                                            small-capitalization
                                                                                                            company risk, and value
                                                                                                            investing risk.

INVESTMENT ADVISER:            ING Legg Mason Value   Long-term growth of  Invests primarily in equity      Call risk, convertible
Directed Services, Inc.        Portfolio              capital.             securities, including foreign    securities risk, credit
                                                                           securities. Generally invests in risk, currency risk,
SUB-ADVISER:                                                               companies with market            debt securities risk,
Legg Mason Capital                                                         capitalization greater than $5   diversification risk,
Management, Inc.                                                           billion, but may invest in       equity securities risks,
                                                                           companies of any size. May also  foreign investment risk,
                                                                           invest in convertible and debt   growth investing risk,
                                                                           securities. May invest up to 25% high-yield, lower-grade
                                                                           of assets in long-term debt      debt securities risk,
                                                                           securities, and up to 10% of in  interest rate risk,
                                                                           high yield securities ("junk     investment models risk,
                                                                           bonds"). The Portfolio is        manager risk, market and
                                                                           non-diversified.                 company risk, market
                                                                                                            trends risk,
                                                                                                            mid-capitalization
                                                                                                            company risk,
                                                                                                            over-the-counter ("OTC")
                                                                                                            investment risk,
                                                                                                            small-capitalization
                                                                                                            company risk and value
                                                                                                            investing risk.

INVESTMENT ADVISER:            ING Liquid Assets      High level of        Invests in a portfolio of        Credit risk, interest
Directed Services, Inc.        Portfolio              current income       high-quality, U.S. dollar        rate risk, manager risk,
                                                      consistent with the  denominated short-term debt      mortgage related
SUB-ADVISER:                                          preservation of      securities that are determined   securities risk,
ING Investment                                        capital and          by the Sub-Adviser to present    securities lending risk,
Management Co.                                        liquidity.           minimal credit risks.            sector risk and U.S.
                                                                           Obligations in which the         government securities
                                                                           Portfolio invests generally have and obligations risk.
                                                                           remaining maturities of 397 days
                                                                           or less, although upon
                                                                           satisfying certain conditions of
                                                                           Rule 2a-7, the Portfolio may, to
                                                                           the extent otherwise
                                                                           permissible, invest in
                                                                           instruments subject to
                                                                           repurchase agreements and
                                                                           certain variable and floating
                                                                           rate obligations that bear
                                                                           longer final maturities. May
                                                                           invest in obligations permitted
                                                                           to be purchased under Rule 2a-7.
                                                                           May invest more than 25% of its
                                                                           total assets in instruments
                                                                           issued by domestic banks. May
                                                                           significantly invest in
                                                                           securities issued by financial
                                                                           services companies, banks and
                                                                           bank holding companies,
                                                                           investment banks, trust
                                                                           companies, insurance companies,
                                                                           finance companies, and
                                                                           broker-dealers. May purchase
                                                                           securities on a when-issued
                                                                           basis and purchase or sell them
                                                                           on a forward commitment basis.
                                                                           May also invest in variable rate
                                                                           master demand obligations.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:            ING Lord Abbett        Long-term growth of  Invests primarily in equity      Convertible securities
Directed Services, Inc.        Affiliated Portfolio   capital. Current     securities of large, seasoned,   risk, depositary
                                                      income is a          U.S. and multinational companies receipts risk,
SUB-ADVISER:                                          secondary objective. (those companies in the Russell  derivatives risk, equity
Lord Abbett & Co. LLC                                                      1000(R) Index) may invest up to  securities risk, foreign
                                                                           10% of its assets in foreign     investment risk, manager
                                                                           securities and also may invest   risk, market and company
                                                                           in American Depositary Receipts  risk, market
                                                                           and similar depositary receipts, capitalization risk,
                                                                           which are not subject to the 10% portfolio turnover risk,
                                                                           limit on investment. The         and value investing
                                                                           Portfolio may invest in          risk.
                                                                           convertible bonds and
                                                                           convertible preferred stock, and
                                                                           in derivatives and similar
                                                                           instruments.

INVESTMENT ADVISER:            ING Lord Abbett U.S.   High current income  Invests at least 80% of its net  Call risk, derivatives
ING Life Insurance and         Government Securities  consistent with      assets, plus the amount of any   risk, interest rate
Annuity Company                Portfolio              reasonable risk.     borrowings for investment        risk, leveraging risk,
                                                                           purposes, in U.S. government     manager risk, market and
SUB-ADVISER:                                                               securities. These securities     company risk,
Lord, Abbett & Co. LLC                                                     include obligations issued by    mortgage-related
                                                                           the U.S. Treasury and certain    securities risk,
                                                                           obligations issued or guaranteed portfolio turnover risk,
                                                                           by U.S. Government agencies and  prepayment risk, price
                                                                           U.S. Government-sponsored        volatility risk, U.S.
                                                                           enterprises, such as: Federal    government securities
                                                                           Home Loan Mortgage Corporation;  and obligations risk and
                                                                           Federal National Mortgage        zero-coupon risk.
                                                                           Association; Federal Farm Credit
                                                                           Bank; and Government National
                                                                           Mortgage Association. May invest
                                                                           in derivative and similar
                                                                           instruments, including options,
                                                                           futures, forward contracts, swap
                                                                           agreements, warrants and rights.
                                                                           May also invest extensively in
                                                                           mortgage-related securities and
                                                                           also may invest in other
                                                                           asset-backed securities.

INVESTMENT ADVISER:            ING Marsico Growth     Capital              Invests primarily in equity      Derivatives risk,
Directed Services, Inc.        Portfolio              appreciation.        securities of companies selected emerging markets risk,
                                                                           for their growth potential. Will equity securities risk,
SUB-ADVISER:                                                               normally hold a core position of foreign investment risk,
Marsico Capital                                                            between 35 and 50 common stocks  growth investing risk,
Management, LLC                                                            primarily emphasizing larger     investment models risk,
                                                                           companies (those with market     manager risk, market and
                                                                           capitalizations of $4 billion or company risk, market
                                                                           more). May also invest in        capitalization risk,
                                                                           foreign securities (including    market trends risk,
                                                                           emerging markets) and forward    portfolio turnover risk,
                                                                           foreign currency contracts,      price volatility risk,
                                                                           futures and options: Substantial sector risk and
                                                                           cash holdings in the absence of  securities lending risk.
                                                                           attractive investment
                                                                           opportunities; and, from time to
                                                                           time, investment of more than
                                                                           25% assets in securities of
                                                                           companies in one or more market
                                                                           sectors. Generally will not
                                                                           invest more than 25% of assets
                                                                           in a particular industry within
                                                                           a sector.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:            ING Marsico            Seeks long-term      Invests at least 65% of its      Currency risk,
Directed Services, Inc.        International          growth of capital.   total assets in common stocks of derivatives risk,
                               Opportunities                               foreign companies. May invest in emerging markets risk,
SUB-ADVISER:                   Portfolio                                   companies of any size throughout equity securities risk,
Marsico Capital Management,                                                the world. Invests in issuers    foreign investment risk,
LLC                                                                        from a number of different       growth investing risk,
                                                                           countries not including the      investment models risk,
                                                                           United States and generally      liquidity risk, manager
                                                                           maintains a core position of     risk, market and company
                                                                           between 35 and 50 common stocks. risk, market
                                                                           May invest in emerging markets.  capitalization risk,
                                                                           May use options, futures and     market trends risk,
                                                                           foreign currency contracts. Up   over-the-counter ("OTC")
                                                                           to 10% in fixed-income           investment risk,
                                                                           securities and may invest up to  portfolio turnover risk,
                                                                           5% in high-yield bonds and       price volatility risk
                                                                           mortgage and asset-backed        and sector risk.
                                                                           securities. May invest up to 15%
                                                                           in illiquid securities. May
                                                                           invest more than 25% of its
                                                                           total assets in securities of
                                                                           companies in a single market
                                                                           sector, though it will not
                                                                           invest more than 25% of its
                                                                           total assets in a particular
                                                                           industry within a sector.

INVESTMENT ADVISER:            ING Mercury Large Cap  Long-term growth of  Invests at least 80% of its      Call risk, convertible
Directed Services, Inc.        Growth Portfolio       capital.             assets in equity securities of   securities risk, debt
                                                                           large capitalization companies,  securities risk,
SUB-ADVISER:                                                               selected from among those which, depositary receipts
Mercury Advisors                                                           at the time of investment, are   risk, derivatives risk,
                                                                           included in the Russell 1000(R)  equity securities risk,
                                                                           Growth Index. Up to 10% in       foreign investment risk,
                                                                           foreign companies including      growth investing risk,
                                                                           American and European depositary interest rate risk,
                                                                           receipts. May invest in          investment models risk,
                                                                           derivatives, short-term debt     manager risk, market and
                                                                           securities, non-convertible      company risk, market
                                                                           preferred stocks and bonds, or   capitalization risk,
                                                                           government and money market      maturity risk, portfolio
                                                                           securities.                      turnover risk and U.S.
                                                                                                            government securities
                                                                                                            and obligations risk.

INVESTMENT ADVISER:            ING Mercury Large Cap  Long-term growth of  Invests at least 80% of its      Borrowing and leverage
Directed Services, Inc.        Value Portfolio        capital.             assets in a diversified          risk, call risk,
                                                                           portfolio of equity securities   convertible securities
SUB-ADVISER:                                                               of large-capitalization          risk, debt securities
Mercury Advisors                                                           companies (those within the      risk, depositary
                                                                           market-cap range of companies    receipts risk,
                                                                           included in the Russell 1000(R)  derivatives risk, equity
                                                                           Value Index). May invest up to   securities risk, foreign
                                                                           10% of its total assets in       investment risk,
                                                                           securities issued by foreign     investment models risk,
                                                                           issuers, including American      liquidity risk, manager
                                                                           Depositary Receipts. Will        risk, market and company
                                                                           generally limit its foreign      risk, market
                                                                           securities investments to ADRs   capitalization risk,
                                                                           of issuers in developed          over-the-counter ("OTC")
                                                                           countries. May also invest in    investment risk,
                                                                           investment grade convertible     restricted and illiquid
                                                                           securities, preferred stock,     securities risk,
                                                                           illiquid securities, U.S.        securities lending risk,
                                                                           government debt securities of    U.S government
                                                                           any maturity, and derivatives    securities and
                                                                           for hedging purposes. May        obligations risk, and
                                                                           purchase or sell securities on a value investing risk.
                                                                           when issued basis. May also
                                                                           purchase or sell securities on a
                                                                           delayed delivery basis or
                                                                           through a forward commitment.
                                                                           May lend up to 33 1/3% of its
                                                                           total assets and invest
                                                                           un-invested cash in money market
                                                                           funds.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:            ING MFS Capital        Capital              Invests at least 65% of assets   Convertible securities
ING Life Insurance and         Opportunities          appreciation.        in common stocks and related     risk, credit risk,
Annuity Company                Portfolio                                   securities, such as preferred    currency risk,
                                                                           stocks, convertible securities   depositary receipts
SUB-ADVISER:                                                               and depositary receipts. May     risk, emerging markets
Massachusetts Financial                                                    invest in foreign securities,    risk, equity securities
Services Company                                                           including emerging market        risk, foreign investment
                                                                           securities. Investments may      risk, market and company
                                                                           include securities listed on a   risk, over-the-counter
                                                                           securities exchange or traded in ("OTC") investment risk
                                                                           the over the counter markets.    and portfolio turnover
                                                                                                            risk.

INVESTMENT ADVISER:            ING MFS Mid Cap Growth Long-term growth of  Invests at least 80% of its      Call risk, convertible
Directed Services, Inc.        Portfolio              capital.             assets in common stocks and      securities risk, debt
                                                                           related securities (such as      securities risk,
SUB-ADVISER:                                                               preferred stocks, convertible    depositary receipts
Massachusetts Financial                                                    securities and depositary        risk, derivatives risk,
Services Company                                                           receipts) of mid-cap companies   emerging markets risk,
                                                                           (defined as those companies with foreign investment risk,
                                                                           market capitalization of $250    growth investing risk,
                                                                           million or more but not          high-yield, lower-grade
                                                                           exceeding the top range of the   debt securities risk,
                                                                           Russell Midcap(R) Growth Index). manager risk, market and
                                                                           May also invest up to but not    company risk, market
                                                                           including 20% of its net assets  capitalization risk,
                                                                           in foreign securities (including mid-capitalization
                                                                           ADRs and emerging markets) and   company risk,
                                                                           up to 10% of assets in           over-the-counter ("OTC")
                                                                           high-yield bonds ("junk bonds"). investment risk,
                                                                           The Portfolio may also engage in securities lending risk
                                                                           short sales and invest in        and short sales risk.
                                                                           derivatives.

INVESTMENT ADVISER:            ING MFS Total Return   Above-average income Invests in a combination of      Allocation risk, call
Directed Services, Inc.        Portfolio              (compared to a       equity and fixed-income          risk, convertible
                                                      portfolio entirely   securities. At least 40% but not securities risk, credit
SUB-ADVISER:                                          invested in equity   more than 75% in equity          risk, debt securities
Massachusetts Financial                               securities)          securities such as preferred     risk, depositary
Services Company                                      consistent with the  stock, bonds, warrants or rights receipts risk,
                                                      prudent employment   convertible into stock and       derivatives risk,
                                                      of capital. A        depositary receipts. At least    emerging markets risk,
                                                      secondary objective  25% in non-convertible           equity securities risk,
                                                      is the reasonable    fixed-income securities. Focuses foreign investment risk,
                                                      opportunity for      on large market capitalizations  high-yield, lower-grade
                                                      growth of capital    ($5 billion or over). Invests in debt securities bond
                                                      and income.          U.S. government securities,      risk, income risk,
                                                                           mortgage- and asset-backed       interest rate risk,
                                                                           securities and corporate bonds.  liquidity risk, manager
                                                                           May invest up to but not         risk, market and company
                                                                           including 20% in foreign         risk, market
                                                                           securities, up to but not        capitalization risk,
                                                                           including 20% in lower rated     maturity risk,
                                                                           non-convertible fixed-income     mortgage-related
                                                                           securities and comparable        securities, securities
                                                                           unrated securities. May invest   lending risk, sector
                                                                           in zero coupon bonds, loan       risk, U.S. government
                                                                           participations, mortgage         securities and
                                                                           pass-through securities and      obligations risk and
                                                                           ADRs. May also invest in         value investing risk.
                                                                           derivatives.

INVESTMENT ADVISER:            ING Neuberger Berman   Capital growth.      Invests mainly in common stocks  Derivatives risk, equity
ING Life Insurance and         Partners Portfolio                          of mid-capitalization companies  securities risk, foreign
Annuity Company                                                            (those companies with total      investment risk,
                                                                           market capitalizations within    leveraging risk, manager
SUB-ADVISER:                                                               the range of the Russell         risk, market and company
Neuberger Berman                                                           Midcap(R) Index). In selecting   risk, mid-capitalization
Management Inc.                                                            investments, the Sub-Adviser     company risk, portfolio
                                                                           looks for well-managed companies turnover risk, price
                                                                           with strong balance sheets whose volatility risk,
                                                                           stock prices are undervalued.    securities lending risk
                                                                           May invest a portion of its      and value investing
                                                                           assets in derivative             risk.
                                                                           instruments, including options
                                                                           and futures. May also invest up
                                                                           to 20% of its assets in
                                                                           securities of foreign issuers.
                                                                           May also engage in borrowing and
                                                                           lend its securities.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:            ING Neuberger Berman   Capital growth.      Invests mainly in common stocks  Derivatives risk, equity
ING Life Insurance and         Regency Portfolio                           of mid-capitalization companies  securities risk, foreign
Annuity Company                                                            (those companies with total      investment risk,
                                                                           market capitalizations within    leveraging risk, manager
SUB-ADVISER:                                                               the range of the Russell         risk, market and company
Neuberger Berman                                                           Midcap(R) Index). In selecting   risk, mid-capitalization
Management Inc.                                                            investments, the Sub-Adviser     company risk, portfolio
                                                                           looks for undervalued companies  turnover risk, sector
                                                                           with high-quality businesses.    risk, securities lending
                                                                           From time to time the            risk and value investing
                                                                           Sub-Adviser may emphasize        risk.
                                                                           investment in sectors that it
                                                                           believes will benefit from
                                                                           market or economic trends. May
                                                                           invest a portion of its assets
                                                                           in derivative instruments,
                                                                           including options and futures.
                                                                           May invest up to 20% of its
                                                                           assets in securities of foreign
                                                                           issuers. May also engage in
                                                                           borrowing and lend its
                                                                           securities.

INVESTMENT ADVISER:            ING OpCap Balanced     Capital growth, and  Invests at least 25% of its      Convertible securities
ING Life Insurance and         Value Portfolio        secondarily,         total assets in equity           risk, credit risk, debt
Annuity Company                                       investment income.   securities, including common     securities risk, equity
                                                                           stocks and preferred stocks      securities risks,
SUB-ADVISER:                                                               (typically between 50% to 75% of high-yield lower-grade
OpCap Advisors LLC                                                         its total assets invested in     debt securities risk,
                                                                           equities), and at least 25% of   industry concentration
                                                                           total assets in fixed-income     risk, interest rate
                                                                           senior securities, including     risk, market and company
                                                                           bonds, debentures, notes,        risk, portfolio turnover
                                                                           participation interests in       risk and U.S. government
                                                                           loans, convertibles, and U.S.    securities and
                                                                           government securities.           obligations risk.

INVESTMENT ADVISER:            ING Oppenheimer Global Capital              Invests mainly in companies in   Allocation risk,
ING Life Insurance and         Portfolio              appreciation.        the U.S. and foreign countries.  currency risk, emerging
Annuity Company                                                            Currently emphasizes investments growth risk, emerging
                                                                           in developed markets but may     markets risk, foreign
SUB-ADVISER:                                                               also invest in emerging markets. investment risk,
OppenheimerFunds, Inc.                                                     The Portfolio does not limit its geographic focus risk,
                                                                           investments in a particular      growth investing risk,
                                                                           capitalization range, but        industry concentration
                                                                           currently focuses its            risk, market and company
                                                                           investments in mid- and          risk, mid-capitalization
                                                                           large-cap companies. The         company risk, portfolio
                                                                           Portfolio will invest in a       turnover risk, and
                                                                           number of different countries    small-capitalization
                                                                           (one of which may be the United  company risk.
                                                                           States).

INVESTMENT ADVISER:            ING Oppenheimer Main   Long-term growth of  Invests mainly in common stocks  Call risk, debt
Directed Services, Inc.        Street Portfolio(R)    capital and future   of U.S. companies of different   securities risk, equity
                                                      income.              capitalization ranges, presently securities risk,
SUB-ADVISER:                                                               focusing on large-capitalization investment models risk,
OppenheimerFunds, Inc.                                                     issuers. It also can invest in   manager risk, market and
                                                                           debt securities, such as bonds   company risk, market
                                                                           and debentures, but does not     capitalization risk,
                                                                           currently emphasize these        mid-capitalization
                                                                           investments.                     company risk, portfolio
                                                                                                            turnover risk securities
                                                                                                            lending risk and
                                                                                                            small-capitalization
                                                                                                            company risk.

INVESTMENT ADVISER:            ING Oppenheimer        High level of        Invests in debt securities of    Call risk, credit risk,
ING Life Insurance and         Strategic Income       current income       issuers in three market sectors: derivatives risk, debt
Annuity Company                Portfolio              principally derived  foreign governments and          securities risk,
                                                      from interest on     companies; U.S. government       derivatives risk,
SUB-ADVISER:                                          debt securities.     securities; and lower-grade      emerging markets risk,
OppenheimerFunds, Inc.                                                     high-yield securities of U.S.    foreign investment risk,
                                                                           and foreign companies. May       high-yield, lower-grade
                                                                           invest up to 100% of assets in   debt securities risk,
                                                                           any one sector at any time. The  interest rate risk,
                                                                           Portfolio can invest in          manager risk,
                                                                           securities having short-,        mortgage-related
                                                                           medium-, or long-term maturities securities risk,
                                                                           and may invest without limit in  portfolio turnover risk,
                                                                           lower-grade, high-yield debt     prepayment risk, sector
                                                                           obligations, also called "junk   risk, U.S. government
                                                                           bonds." Foreign investments can  securities and
                                                                           include debt securities of       obligations risk, and
                                                                           issuers in developed markets as  zero coupon risk.
                                                                           well as emerging markets. Can
                                                                           use hedging instruments and
                                                                           certain derivatives.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:            ING PIMCO Core Bond    Maximum total        Invests at least 80% of assets   Borrowing and leverage
Directed Services, Inc.        Portfolio              return, consistent   (plus borrowing for investment   risk, call risk,
                                                      with preservation of purposes) in debt securities of  convertible securities
SUB-ADVISER:                                          capital and prudent  varying maturities, with a       risk, credit risk,
Pacific Investment                                    investment           portfolio duration that normally currency risk, debt
Management Company LLC                                management.          varies within a three to six     securities risk,
                                                                           year time frame, including up to derivatives risk,
                                                                           10% in high-yield debt           emerging markets risk,
                                                                           securities ("junk bonds"); U.S.  foreign investment risk,
                                                                           government securities; corporate high-yield, lower-grade
                                                                           debt securities of U.S. and      debt securities risk,
                                                                           non-U.S. including convertible   interest rate risk,
                                                                           securities preferred stock       liquidity risk, manager
                                                                           corporate commercial paper       risk, market and company
                                                                           "Yankee" dollars and Euros;      risk, mortgage-related
                                                                           mortgage-backed and other asset  securities risk,
                                                                           backed securities issuers        portfolio turnover risk,
                                                                           inflation-indexed bonds;         securities lending risk
                                                                           structured notes; event-linked   and U.S. government and
                                                                           bonds and loan participations,   obligations securities
                                                                           delayed funding loans (see the   risk.
                                                                           prospectus for the rest) and
                                                                           derivatives. The Portfolio may
                                                                           invest up to 10% of its total
                                                                           assets in securities of issuers
                                                                           based in countries with
                                                                           developing (or "emerging
                                                                           markets") economies. May engage
                                                                           in derivatives transactions.

INVESTMENT ADVISER:            ING PIMCO High Yield   Maximum total        Invests at least 80% of assets   Borrowing and leverage
Directed Services, Inc.        Portfolio              return, consistent   (plus borrowings for investment  risk, call risk,
                                                      with preservation of purposes) in a diversified       convertible securities
SUB-ADVISER:                                          capital and prudent  portfolio of high yield          risk, credit risk,
Pacific Investment                                    investment           securities ("junk bonds") rated  currency risk, debt
Management Company LLC                                management.          below investment grade but rated securities risk,
                                                                           at least CCC/Caa by Moody's      derivatives risk,
                                                                           Investors Service, Inc.,         emerging markets risk,
                                                                           Standard and Poor's Rating       foreign investment risk,
                                                                           Service, or Fitch, or if         high yield, lower-grade
                                                                           unrated, determined to be of     debt securities risk,
                                                                           comparable quality, subject to a interest rate risk,
                                                                           maximum of 5% of total assets in liquidity risk, manager
                                                                           CCC/Caa securities. The          risk, market and company
                                                                           remainder of assets may be       risk, mortgage-related
                                                                           invested in investment grade     securities risk,
                                                                           fixed-income investments. May    securities lending risk
                                                                           also invest up to 20% in non-US  and U.S. government
                                                                           dollar-denominated securities    securities and
                                                                           and without limit in U.S.        obligations risk.
                                                                           dollar-denominated foreign
                                                                           securities (up to 10% in
                                                                           emerging markets). The average
                                                                           portfolio duration is two- to
                                                                           six-years. May invest in
                                                                           corporate debt securities,
                                                                           including convertible securities
                                                                           preferred stock, corporate
                                                                           commercial paper "Yankee"
                                                                           dollars and "Euros" Mortagage
                                                                           backed and other asset-backed
                                                                           securities. May invest in
                                                                           derivatives.

INVESTMENT ADVISER:            ING Pioneer Fund       Reasonable income    Invests in a broad list          Convertible securities
Directed Services, Inc.        Portfolio              and capital growth.  carefully selected securities    risk, depositary
                                                                           believed to be reasonably priced receipts risk,
SUB-ADVISER:                                                               rather than in securities whose  derivatives risk, equity
Pioneer Investment                                                         price reflects a premium         securities risk, foreign
Management, Inc.                                                           resulting from their current     investment risk, manager
                                                                           market popularity. Invests the   risk, market and company
                                                                           major portion of its assets in   risk and value investing
                                                                           equity securities, primarily of  risk.
                                                                           U.S. issuers. Equity securities
                                                                           include common stocks,
                                                                           convertible debt and other
                                                                           equity instruments such as
                                                                           depositary receipts, warrants,
                                                                           rights and preferred stock.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:            ING Pioneer High Yield Maximize total       Invests at least 80% of its net  Call risk, convertible
ING Life Insurance and         Portfolio              return through       assets in below investment grade securities risk, credit
Annuity Company                                       income and capital   (high yield) debt securities and risk, debt securities
                                                      appreciation.        preferred stocks. The            risk, depositary
SUB-ADVISER:                                                               Portfolio's investments may have receipts risk,
Pioneer Investment                                                         fixed or variable principal      derivatives risk,
Management, Inc.                                                           payments and all types of        emerging markets risk,
                                                                           interest rate and dividend       equity securities risk,
                                                                           payment and reset terms. The     foreign investment risk,
                                                                           Portfolio invests in securities  high-yield, lower-grade
                                                                           with a broad range of            debt securities risk,
                                                                           maturities, and its high yield   interest rate risk,
                                                                           securities investments may be    leveraging risk,
                                                                           convertible into equity          liquidity risk, manager
                                                                           securities. From time to time,   risk, market and company
                                                                           may invest more than 25% of its  risk, mortgage-related
                                                                           assets in the same market        securities risk,
                                                                           segment, such as financials or   prepayment risk,
                                                                           technology. May invest in        securities lending risk,
                                                                           securities of Canadian issuers   value investing risk and
                                                                           to the same extent as securities zero-coupon risk.
                                                                           of U.S. issuers. The Portfolio
                                                                           may invest up to 15% of its
                                                                           total assets in foreign
                                                                           securities (excluding Canadian
                                                                           issuers) including debt and
                                                                           equity securities of corporate
                                                                           issuers and debt securities of
                                                                           government issuers in developed
                                                                           and emerging markets. May invest
                                                                           in investment grade and below
                                                                           investment grade convertible
                                                                           bonds and preferred stocks that
                                                                           are convertible into equity
                                                                           securities, mortgage-backed and
                                                                           asset-backed securities,
                                                                           mortgage derivatives and
                                                                           structured securities. May also
                                                                           invest in equity securities of
                                                                           U.S. and non-U.S. issuers
                                                                           including common stocks,
                                                                           depositary receipts, warrants,
                                                                           rights and other equity
                                                                           interests. May use derivatives
                                                                           for hedging, but from time to
                                                                           time may use derivatives as a
                                                                           substitute for purchasing or
                                                                           selling securities or to
                                                                           increase the Portfolio's return.
                                                                           Normally, the Portfolio invests
                                                                           substantially all of its assets
                                                                           to meet its investment
                                                                           objective. The Portfolio may
                                                                           invest the remainder of its
                                                                           assets in securities with
                                                                           remaining maturities of less
                                                                           than one year, cash equivalents
                                                                           or may hold cash.

INVESTMENT ADVISER:            ING Pioneer Mid Cap    Capital              Invests at least 80% of assets   Call risk, convertible
Directed Services, Inc.        Value Portfolio        appreciation.        in equity securities of mid-size securities risk, debt
                                                                           companies (companies with market securities risk,
SUB-ADVISER:                                                               values within the range of       depositary receipts
Pioneer Investment                                                         companies in the Russell         risk, equity securities
Management, Inc.                                                           Midcap(R) Value Index). Focuses  risk, foreign investment
                                                                           on companies with                risk, derivatives risk,
                                                                           capitalizations within the $1    manager risk, market and
                                                                           billion to $10 billion range.    company risk, market
                                                                           Equity securities in which the   capitalization risk,
                                                                           Portfolio principally invests    mid-capitalization
                                                                           include common stocks, preferred company risk, and value
                                                                           stocks, depositary receipts, and investing risk.
                                                                           convertible debt but may invest
                                                                           in other equity securities to a
                                                                           lesser extent.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:            ING Templeton Foreign  Long-term capital    Invests at least 80% of its net  Convertible securities
ING Life Insurance and         Equity Portfolio       growth.              assets in foreign (non-U.S.)     risk, currency risk,
Annuity Company                                                            equity securities, including     depositary receipts
                                                                           countries with emerging          risk, derivatives risk,
SUB-ADVISER:                                                               securities markets. Equity       emerging markets risk,
Templeton Investment                                                       securities include common        equity securities risk,
Counsel, LLC                                                               stocks, preferred stocks and     foreign investment risk,
                                                                           convertible securities. May also geographic focus risk,
                                                                           invest a portion of its assets   manager risk, market and
                                                                           in smaller companies (those      company risk, portfolio
                                                                           companies with market            turnover risk, price
                                                                           capitalizations of less than $4  volatility risk, sector
                                                                           billion). May also invest in     risk, securities lending
                                                                           ADRs, GDRs and EDRs. The         risk,
                                                                           Portfolio may also have          small-capitalization
                                                                           significant investments in one   company risk and value
                                                                           or more countries or on          investing risk.
                                                                           particular sectors, such as
                                                                           financial institutions or
                                                                           industrial companies. May use
                                                                           derivatives and may invest up to
                                                                           5% of its total assets in swap
                                                                           agreements, put and call options
                                                                           and collars. The Sub-Adviser may
                                                                           invest up to 100% of the
                                                                           Portfolio's assets in a
                                                                           temporary defensive manner by
                                                                           holding all or a substantial
                                                                           portion of its assets in cash,
                                                                           cash equivalents or other high
                                                                           quality short-term investments.
                                                                           Temporary defensive investments
                                                                           may generally include money
                                                                           market securities, short-term
                                                                           and medium-term U.S. and foreign
                                                                           government securities, bank
                                                                           obligations and repurchase
                                                                           agreements.

INVESTMENT ADVISER:            ING Templeton Global   Capital              Under normal market conditions,  Call risk, convertible
Directed Services, Inc.        Growth Portfolio       appreciation.        the Portfolio invests mainly in  securities risk,
                                                      Current income is    equity securities including      currency risk, debt
SUB-ADVISER:                                          only an incidental   common and preferred stocks and  securities risk,
Templeton Global Advisors                             consideration.       convertible securities, of       depositary receipts
Limited                                                                    companies located in a numbers   risk, derivatives risk,
                                                                           of different countries anywhere  emerging markets risk,
                                                                           in the world, including emerging equity securities risk,
                                                                           markets. The Portfolio also      foreign investment risk,
                                                                           invests in depository receipts   manager risk, securities
                                                                           and obligations. The Portfolio   lending risk
                                                                           may invest up to 25% of its      small-capitalization
                                                                           total assets in debt securities  company and value
                                                                           of companies and governments     investing risk.
                                                                           located anywhere in the world.
                                                                           The Portfolio may also lend
                                                                           portfolio securities on a
                                                                           short-term or long-term basis,
                                                                           up to 33 1/3 of its total
                                                                           assets.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:            ING T. Rowe Price      Over the long-term,  Invests amongst three asset      Allocation risk, call
Directed Services, Inc.        Capital Appreciation   a high total         classes: equity securities, debt risk convertible
                               Portfolio              investment return,   securities (including up to 15%  securities risk, credit
SUB-ADVISER:                                          consistent with the  in high yield or "junk bonds"),  risk, debt securities
T. Rowe Price Associates, Inc.                        preservation of      and money market instruments.    risk, derivatives risk,
                                                      capital and with     Invests primarily in common      equity securities risk,
                                                      prudent investment   stocks of established companies  foreign investment risk,
                                                      risk.                believed to have potential for   high-yield, lower-grade
                                                                           growth. Debt securities and      debt securities risk,
                                                                           convertible bonds may often      income risk, interest
                                                                           constitute a significant portion rate risk, manager risk,
                                                                           of the Portfolio's investment    market and company risk,
                                                                           portfolio. Up to 25% of the      market capitalization
                                                                           Portfolio's net assets may be    risk, maturity risk,
                                                                           invested in foreign equity       securities lending risk,
                                                                           securities. The remaining assets special situations risk,
                                                                           may be invested in other         U.S. government
                                                                           securities, including            securities and
                                                                           convertibles, warrants,          obligations risk and
                                                                           preferred stock, corporate and   value investing risk.
                                                                           government debt, futures and
                                                                           options. May purchase debt
                                                                           securities of any maturity and
                                                                           credit quality.

INVESTMENT ADVISER:            ING T. Rowe Price      Long-term capital    Invests at least 80% of assets   Derivatives risk, equity
ING Life Insurance and         Diversified Mid Cap    appreciation.        in equity securities of          securities risk, foreign
Annuity Company                Growth Portfolio                            companies having a market        investment risk, growth
                                                                           capitalization within the range  investing risk, market
SUB-ADVISER:                                                               of companies in the Russell      and company risk,
T. Rowe Price Associates Inc.                                              MidCap(R) Growth Index or the    mid-capitalization
                                                                           S&P Mid Cap 400 Index. Focuses   company risk and
                                                                           on midsize companies whose       over-the-counter ("OTC")
                                                                           earnings are expected to grow at investment risk.
                                                                           a rate faster than the average
                                                                           company. Other securities in
                                                                           which the Portfolio may invest
                                                                           include foreign stocks and
                                                                           futures, and options.

INVESTMENT ADVISER:            ING T. Rowe Price      Substantial dividend Invests at least 80% of its      Call risk, convertible
Directed Services, Inc.        Equity Income          income as well as    assets in common stocks, with    securities risk, debt
                               Portfolio              long-term growth of  65% in the common stocks of      securities risk,
SUB-ADVISER:                                          capital.             well-established companies       derivatives risk, equity
T. Rowe Price Associates, Inc.                                             paying above-average dividends.  securities risk, foreign
                                                                           May invest in convertible        investment risk,
                                                                           securities, warrants, preferred  high-yield, lower-grade
                                                                           stocks, foreign securities, debt debt securities risk,
                                                                           securities (including high yield manager risk, market and
                                                                           debt securities) and futures and company risk, securities
                                                                           options.                         lending risk and value
                                                                                                            investing risk.

INVESTMENT ADVISER:            ING T. Rowe Price      Long-term capital    Invests at least 80% of assets   Currency risk,
ING Life Insurance and         Growth Equity          growth, and          in common stocks. Concentrates   depositary receipts
Annuity Company                Portfolio              secondarily,         in growth companies. The         risk, derivatives risk,
                                                      increasing dividend  Portfolio may have exposure to   emerging markets risk,
SUB-ADVISER:                                          income.              foreign currencies and           equity securities risk,
T. Rowe Price Associates, Inc.                                             investment may include foreign   foreign investment risk,
                                                                           securities, hybrids, depositary  growth investing risk
                                                                           receipt securities and           and market and company
                                                                           derivatives. Investments in      risk.
                                                                           foreign securities are limited
                                                                           to 30%.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER;            ING UBS U.S.           Maximize total       Allocates assets among the       Allocation risk, call
Directed Services, Inc.        Allocation Portfolio   return over the long following classes, or types of   risk, credit risk, debt
                                                      term by allocating   investments: stocks, bonds, and  securities risk,
SUB-ADVISER                                           its assets among     short-term money market debt     derivatives risk, equity
UBS Global Asset                                      stocks, bonds,       obligations. Equity securities   securities risk,
Management (Americas) Inc.                            short-term           include all types, and may       high-yield, lower-grade
                                                      instruments and      purchase small, medium or large  debt securities risk,
                                                      other investments.   capitalization equity            income risk, interest
                                                                           securities. The bond class       rate risk, investment
                                                                           includes all varieties of        models risk, manager
                                                                           fixed-income securities,         risk, market and company
                                                                           including lower-quality debt     risk, market
                                                                           securities, maturing in more     capitalization risk,
                                                                           than one year. The               maturity risk,
                                                                           short-term/money market class    mid-capitalization
                                                                           includes all types of short-term company risk, other
                                                                           and money market instruments     investment companies
                                                                           that are not in the bond class.  risk, portfolio turnover
                                                                           May invest the Portfolio's       risk, securities lending
                                                                           assets in these classes by       risk and
                                                                           investing in other funds. The    small-capitalization
                                                                           equity portion is generally      company risk
                                                                           selected from those securities
                                                                           whose fundamental values are
                                                                           believed to be greater than
                                                                           their market prices. The
                                                                           fixed-income securities will not
                                                                           have a maximum maturity
                                                                           limitation. May invest in both
                                                                           investment grade and high yield
                                                                           (lower-rated) securities or, if
                                                                           unrated, determined to be of
                                                                           comparable quality. May invest
                                                                           in cash or cash equivalent
                                                                           instruments, including shares of
                                                                           an affiliated investment
                                                                           company. May also invest in
                                                                           derivatives and exchange traded
                                                                           funds.

INVESTMENT ADVISER:            ING UBS U.S. Large Cap Long-term growth of  Invests at least 80% of net      Derivatives risk, equity
ING Life Insurance and         Equity Portfolio       capital and future   assets in U.S. large             securities risk, market
Annuity Company                                       income.              capitalization equity securities and company risk,
                                                                           (defined as those with a market  mid-capitalization
SUB-ADVISER:                                                               capitalization range equal to    company risk,
UBS Global Asset                                                           that of the Russell 1000(R)      over-the-counter ("OTC")
Management (Americas) Inc.                                                 Index). Investments may include  investment risk,
                                                                           dividend-paying securities,      portfolio turnover risk,
                                                                           common stock and preferred       small-capitalization
                                                                           stock. In general, the Portfolio company risk,
                                                                           emphasizes large capitalization
                                                                           stocks, but also may hold small
                                                                           and intermediate cap stocks. The
                                                                           Portfolio may use options,
                                                                           futures, and other derivatives.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:            ING UBS U.S. Small Cap Long-term capital    Invests at least 80% of its net  Derivatives risk, equity
ING Life Insurance and         Growth Portfolio       appreciation.        assets in equity securities of   securities risk, foreign
Annuity Company                                                            U.S. small capitalization        investment risk, manager
                                                                           companies (those companies with  risk, market and company
SUB-ADVISER:                                                               market capitalizations of $2.5   risk and
UBS Global Asset                                                           billion or less at the time of   small-capitalization
Management (Americas) Inc.                                                 purchase). Equity securities may company risk.
                                                                           include common stock and
                                                                           preferred stock. May invest up
                                                                           to 20% of its net assets in
                                                                           foreign securities and also
                                                                           invest in derivatives. In
                                                                           selecting securities, the
                                                                           Sub-Adviser seeks to invest in
                                                                           companies that possess dominant
                                                                           market positions or franchises,
                                                                           a major technical edge, or a
                                                                           unique competitive advantage.
                                                                           May also invest in emerging
                                                                           growth companies, which are
                                                                           companies that are expected to
                                                                           experience above-average
                                                                           earnings or cash flow growth or
                                                                           meaningful changes in underlying
                                                                           asset values. May also invest a
                                                                           portion of its assets in
                                                                           securities outside the market
                                                                           capitalization range stated
                                                                           above. May invest in cash or
                                                                           cash equivalent instruments,
                                                                           including shares of an
                                                                           affiliated investment company.
                                                                           When market conditions warrant,
                                                                           may make substantial temporary
                                                                           defensive investments in cash
                                                                           equivalents.

INVESTMENT ADVISER:            ING Van Kampen         Seeks capital growth Invests in equity securities of  Convertible securities
ING Life Insurance and         Comstock Portfolio     and income.          companies of any                 risk, currency risk,
Annuity Company                                                            market-capitalization; up to 10% derivatives risk, equity
                                                                           of assets in high-quality        securities risk, foreign
SUB-ADVISER:                                                               short-term debt securities and   investment risk,
Van Kampen (Morgan Stanley                                                 investment grade corporate debt  interest rate risk,
Investment Management, Inc.)                                               securities; up to 25% of assets  market and company risk,
                                                                           in foreign securities; and       mid-capitalization
                                                                           derivatives. Equity securities   company risk, portfolio
                                                                           in which the Portfolio may       turnover risk,
                                                                           invest includes common and       small-capitalization
                                                                           preferred stocks and convertible company risk, and value
                                                                           securities.                      investing risk.

INVESTMENT ADVISER:            ING Van Kampen Equity  Total return,        Invests at least 80% of it net   Allocation risk,
ING Life Insurance and         and Income Portfolio   consisting of        assets in equity and income      convertible securities
Annuity Company                                       long-term capital    securities. Invests primarily in risk, credit risk, debt
                                                      appreciation and     income-producing equity          securities, derivatives
SUB-ADVISER:                                          current income.      instruments (including common    risk, equity securities
Van Kampen (Morgan Stanley                                                 stock, preferred stock and       risk, foreign investment
Investment Management, Inc.)                                               convertible securities) and      risk, interest rate
                                                                           investment grade quality debt    risk, market and company
                                                                           securities. Invests at least 65% risk, mid-capitalization
                                                                           in income producing equity       company risk, portfolio
                                                                           securities and up to 25% in      turnover risk, real
                                                                           foreign securities. May invest   estate investment trusts
                                                                           up to 15% in real estate         risk,
                                                                           investment trusts ("REIT")       small-capitalization
                                                                                                            company risk and value
                                                                                                            investing risk.

INVESTMENT ADVISER:            ING Van Kampen Equity  Long-term capital    Invests at least 80% of assets   Emerging markets risk,
Directed Services, Inc.        Growth Portfolio       appreciation.        of the Portfolio in equity       equity securities risk,
                                                                           securities primarily of          foreign investment risk,
SUB-ADVISER:                                                               growth-oriented U.S. companies   growth investing risk,
Van Kampen                                                                 and, of foreign companies up to  manager risk, market and
                                                                           25% and up to 10% in emerging    company risk, securities
                                                                           markets. that are listed on U.S. lending risk and
                                                                           exchanges or traded in U.S.      portfolio turnover risk.
                                                                           markets.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:            ING Van Kampen Global  Long-term capital    Invests primarily in equity      Currency risk,
Directed Services, Inc.        Franchise Portfolio    appreciation.        securities of companies of any   derivatives risk,
                                                                           size located throughout the      diversification risk,
SUB-ADVISER:                                                               world, based on a value          emerging markets risk,
Van Kampen                                                                 investing approach. Invests at   equity securities risk,
                                                                           least 65% in securities of       foreign investment risk,
                                                                           issuers from a number of         manager risk, market and
                                                                           different countries, which may   company risk, market
                                                                           include the United States. May   capitalization risk,
                                                                           invest in securities of issuers  mid-capitalization
                                                                           in emerging markets and          company risk, securities
                                                                           derivatives. The Portfolio is    lending risk,
                                                                           non-diversified.                 small-capitalization
                                                                                                            company risk, and value
                                                                                                            investing risk.

INVESTMENT ADVISER:            ING Van Kampen Growth  Long-term growth of  Invests primarily in             Call risk, convertible
Directed Services, Inc.        and Income Portfolio   capital and income   income-producing equity          securities risk, debt
                                                                           securities of issuers of any     securities risk,
SUB-ADVISER:                                                               size, but with a focus on        derivatives risk, equity
Van Kampen                                                                 larger-capitalization companies, securities risk, foreign
                                                                           including common stocks and      investment risk, growth
                                                                           convertibles; although           investing risk, manager
                                                                           investments are also made in     risk, market and company
                                                                           non-convertible preferred stocks risk, market
                                                                           and investment grade debt        capitalization risk,
                                                                           securities, foreign securities   mid-capitalization
                                                                           (up to 25%), and derivatives.    company risk, real
                                                                           May invest up to 15% of its      estate investment trusts
                                                                           total assets in real estate      risk, securities lending
                                                                           investment trusts ("REIT")       risk and
                                                                                                            small-capitalization
                                                                                                            company risk.

INVESTMENT ADVISER:            ING Van Kampen Real    Capital              Invests at least 80% of its      Call risk, convertible
Directed Services, Inc.        Estate Portfolio       appreciation.        assets in equity securities of   securities risk, debt
                                                      Current income is a  companies in U.S. real estate    securities risk,
SUB-ADVISER:                                          secondary objective. industry that are listed on      derivatives risk,
Van Kampen                                                                 national exchanges or the        diversification risk,
                                                                           NASDAQ. The Portfolio is         equity securities risk,
                                                                           non-diversified. May also invest high-yield, lower-grade
                                                                           in debt or convertible           debt securities risk,
                                                                           securities of companies whose    industry concentration
                                                                           products and services related to risk, manager risk,
                                                                           the real estate industry, up to  market and company risk,
                                                                           25% in financial institutions    mortgage-related
                                                                           which issue or service           securities risk, real
                                                                           mortgages, securities of         estate investment trusts
                                                                           companies which have significant risk, sector risk and
                                                                           real estate holdings, up to 20%  securities lending risk.
                                                                           in high yield debt securities
                                                                           and convertible bonds, mortgage-
                                                                           and asset-backed securities and
                                                                           covered options on securities
                                                                           and stock indexes.

INVESTMENT ADVISER:            ING VP Balanced        Maximize investment  Invests in a mixture of equity   Allocation risk,
ING Investments, LLC           Portfolio              return with          securities such as common and    convertible securities
                                                      reasonable safety of preferred stock, debt such as    risk, derivatives risk,
SUB-ADVISER:                                          principal.           bonds, mortgage-related and      foreign investment risk,
ING Investment                                                             other asset-backed securities,   high-yield, lower-grade
Management Co.                                                             U.S. government securities and   debt securities risk,
                                                                           money market instruments.        interest rate risk,
                                                                           Typically maintains 75% in       mortgage risk, portfolio
                                                                           equities and 25% in debt         turnover risk, price
                                                                           (including money market          volatility risk and U.S.
                                                                           instruments). May also invest in government securities
                                                                           convertible securities, foreign  and obligations risk.
                                                                           debt securities and derivatives.

INVESTMENT ADVISER:            ING VP Growth and      Maximize total       Invests at least 65% of assets   Convertible securities
ING Investments, LLC           Income Portfolio       return.              in equity securities of large    risk, derivatives risk,
                                                                           U.S. companies believed to have  foreign investment risk,
SUB-ADVISER:                                                               above-average growth potential.  market trends risk,
ING Investment                                                             Strategically invests in         portfolio turnover risk,
Management Co.                                                             mid-sized companies and up to    price volatility risk,
                                                                           25% in foreign issuers. May      and securities lending
                                                                           invest in derivatives.           risk.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
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INVESTMENT ADVISER:            ING VP Growth          Growth of capital.   Invests primarily in equity      Convertible securities
ING Investments, LLC           Portfolio                                   securities of large U.S.         risk, derivatives risk,
                                                                           companies (with a market         foreign investment risk,
SUB-ADVISER:                                                               capitalization of at least $4    growth investing risk,
ING Investment                                                             billion) believed to have growth portfolio turnover risk,
Management Co.                                                             potential, although it may       price volatility risk,
                                                                           invest in companies of any size. and securities lending
                                                                           The Portfolio may also invest in risk.
                                                                           derivatives and foreign
                                                                           securities.

INVESTMENT ADVISER:            ING VP High Yield Bond High level of        Invests at least 80% of its      Credit risk, derivatives
ING Investments, LLC           Portfolio              current income and   assets in a portfolio of         risk, foreign investment
                                                      total return.        high-yield bonds ("junk bonds"). risk, high yield,
SUB-ADVISER:                                                               May also invest in investment    lower-grade debt
ING Investment Management                                                  grade debt securities, common    securities risk,
Co.                                                                        stocks and preferred stocks,     illiquid securities
                                                                           U.S. government securities, and  risk, interest rate
                                                                           money market instruments.        risk, portfolio turnover
                                                                                                            risk, price volatility
                                                                                                            risk, and securities
                                                                                                            lending risk.

INVESTMENT ADVISER:            ING VP Index Plus      Seeks to outperform  Invests at least 80% of its      Convertible securities
ING Investments, LLC           International Equity   the total return     assets in stocks included in the risk, derivatives risk,
                               Portfolio              performance of the   MSCI EAFE(R) Index,              equity securities risk,
SUB-ADVISER:                                          Morgan Stanley       exchange-traded funds ("ETFs"),  foreign investment risk,
ING Investment Management                             Capital              and derivatives (including       index strategy risk,
Advisors, B.V.                                        International Europe futures and options) whose       manager risk, market and
                                                      Australasia and Far  economic returns are similar to  company risk, market
                                                      East Index ("MSCI    the MSCI EAFE(R) Index or its    capitalization risk,
                                                      EAFE(R) Index"),     components. May also invest in   market trends risk,
                                                      while maintaining a  convertible securities included  other investment
                                                      market level of      in the MSCI EAFE(R) Index. At    companies risk, and
                                                      risk.                any one time, the Portfolio      securities lending risk.
                                                                           Manager generally includes in
                                                                           the Portfolio between 300 and
                                                                           400 of the stocks included in
                                                                           the MSCI EAFE(R) Index.

INVESTMENT ADVISER:            ING VP Index Plus      Outperform the total Invests at least 80% of assets   Derivatives risk,
ING Investments, LLC           LargeCap Portfolio     return performance   in equity securities included in manager risk, price
                                                      of the Standard &    the S&P 500 Index and have a     volatility risk and
SUB-ADVISER:                                          Poor's 500 Composite market capitalization of at      securities lending risk.
ING Investment                                        Stock Price Index    least $4 billion. May also
Management Co.                                        ("S&P 500 Index").   invest in derivatives and other
                                                                           investment companies.

INVESTMENT ADVISER:            ING VP Index Plus      Outperform the total Invests at least 80% of assets   Derivatives risk,
ING Investments, LLC           MidCap Portfolio       return performance   in securities of                 manager risk,
                                                      of the Standard &    mid-capitalization companies     mid-capitalization
SUB-ADVISER:                                          Poor's MidCap 400    included in the S&P 400 Index.   company risk, price
ING Investment                                        Index ("S&P 400      May invest in derivatives.       volatility risk and
Management Co.                                        Index").                                              securities lending risk.

INVESTMENT ADVISER:            ING VP Index Plus      Outperform the total Invests at least 80% of assets   Derivatives risk,
ING Investments, LLC           SmallCap Portfolio     return performance   in securities of                 manager risk, price
                                                      of the Standard &    small-capitalization companies   volatility risk,
SUB-ADVISER:                                          Poor's SmallCap 600  included in the S&P 600 Index.   securities lending risk
ING Investment                                        Index ("S&P 600      May invest in derivatives.       and small-capitalization
Management Co.                                        Index"), while                                        company risk.
                                                      maintaining a market
                                                      level of risk.

INVESTMENT ADVISER:            ING VP Intermediate    Maximize total       Invests at least 80% of its      Credit risk, debt
ING Investments, LLC           Bond Portfolio         return consistent    assets in a portfolio of bonds   securities risk,
                                                      with reasonable      including government, corporate, derivatives risk,
SUB-ADVISER:                                          risk.                and mortgage bonds. May also     extension risk, foreign
ING Investment                                                             invest in high-yield bonds       investment risk,
Management Co.                                                             ("junk bonds") but will seek to  high-yield, lower-grade
                                                                           maintain a minimum average       debt securities risk,
                                                                           quality rating of investment     interest rate risk,
                                                                           grade. May also invest in        mortgage-related
                                                                           preferred stocks, high quality   securities risk,
                                                                           money market instruments,        portfolio turnover risk,
                                                                           municipal bonds, debt securities prepayment risk, price
                                                                           of foreign issuers, mortgage-    volatility risk,
                                                                           and asset-backed securities,     securities lending risk
                                                                           options and future contracts     and U.S. government
                                                                           involving securities, security   securities and
                                                                           indices and interest rates. May  obligations risk.
                                                                           engage in dollar role
                                                                           transactions and swap
                                                                           agreements.

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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:            ING VP International   Seeks long-term      Invests at least 80% of its      Convertible securities
ING Investments, LLC           Equity Portfolio       capital growth.      assets in equity securities. At  risk, derivatives risk,
                                                                           least 65% of the Portfolio's     emerging markets risk,
SUB-ADVISER:                                                               assets will normally be invested foreign investment risk,
ING Investment Management                                                  in securities of companies of    market trends risk,
Co.                                                                        any size principally traded in a price volatility risk
                                                                           number of different countries    and securities lending
                                                                           outside of the U.S. May also     risk.
                                                                           invest in emerging markets.
                                                                           These securities include common
                                                                           stocks and convertibles. May
                                                                           invest in derivative
                                                                           instruments.

INVESTMENT ADVISER:            ING VP MidCap          Long-term capital    Invests at least 80% of its      Market trends risk,
ING Investments, LLC           Opportunities          appreciation.        assets in equity securities of   mid-cap company risk,
                               Portfolio                                   medium-sized U.S. companies      portfolio turnover risk,
SUB-ADVISER:                                                               (defined as those whose market   price volatility risk
ING Investment                                                             capitalizations fall within the  and securities lending
Management Co.                                                             range of companies in the        risk.
                                                                           Russell MidCap Growth(R) Index)
                                                                           believed to have growth
                                                                           potential.

INVESTMENT ADVISER:            ING VP Real Estate     Total return.        Invests at least 80% of its      Illiquid securities
ING Investments, LLC           Portfolio                                   assets in common and preferred   risk, industry risk,
                                                                           stocks of U.S. real estate       initial public offerings
SUB-ADVISER:                                                               investment trusts ("REITs") and  risk, manager risk,
ING Clarion Real Estate                                                    real estate companies of any     market trends risk,
Securities L.P.                                                            market capitalization. Will      diversification risk,
                                                                           generally not invest in          price volatility risk,
                                                                           companies with market            real estate investment
                                                                           capitalizations of less than $1  trusts risk, securities
                                                                           million. May invest in initial   lending risk.
                                                                           public offerings.

INVESTMENT ADVISER:            ING VP Small Company   Growth of capital.   Invests in at least 80% of       Derivatives risk,
ING Investments, LLC           Portfolio                                   assets in equity securities of   foreign investment risk,
                                                                           small-sized U.S. companies       market trends risk,
SUB-ADVISER:                                                               (defined as those included in    price volatility risk,
ING Investment                                                             the S&P SmallCap 600 Index or    securities lending risk
Management Co.                                                             Russell 2000(R) Index) believed  and small-capitalization
                                                                           to have growth potential. May    company risk.
                                                                           also invest in derivatives and,
                                                                           to a limited extent, foreign
                                                                           securities.

INVESTMENT ADVISER:            ING VP SmallCap        Long-term capital    Invests at least 80% of its      Market trends risk,
ING Investments, LLC           Opportunities          appreciation.        assets in equity securities of   portfolio turnover risk,
                               Portfolio                                   smaller, lesser-known U.S.       price volatility risk,
SUB-ADVISER:                                                               companies (defined as those with securities lending risk
ING Investment                                                             market capitalizations that fall and small-capitalization
Management Co.                                                             within the range of companies in company risk.
                                                                           the Russell 2000(R) Growth
                                                                           Index) believed to have growth
                                                                           potential.

INVESTMENT ADVISER:            ING VP Value           Growth of capital.   Invests at least 65% of its      Foreign investment risk,
ING Investments, LLC           Opportunity Portfolio                       total assets in common stocks.   price volatility risk,
                                                                           The Portfolio may invest in      securities lending risk
SUB-ADVISER:                                                               companies of any size although   and value investing
ING Investment                                                             it tends to invest in companies  risk.
Management Co.                                                             with a market capitalization
                                                                           greater than $1 billion. May
                                                                           also invest the remaining 35% in
                                                                           other types of securities
                                                                           including foreign securities and
                                                                           securities of smaller companies.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:            ING Wells Fargo Mid    Long-term capital    Invests at least 80% of its net  Call risk, debt
Directed Services, Inc.        Cap Disciplined        growth.              assets (plus borrowings for      securities risk, equity
                               Portfolio                                   investment purposes) in          securities risk, foreign
SUB-ADVISER:                                                               securities of mid-capitalization investment risk, manager
Wells Capital Management                                                   companies found within the range risk, market and company
                                                                           of companies comprising the      risk, market
                                                                           Russell Midcap(R) Value Index at capitalization risk,
                                                                           the time of purchase. May invest mid-capitalization
                                                                           in any sector and may emphasize  company risk, portfolio
                                                                           one or more particular sectors.  turnover risk,
                                                                           May invest up to 25% of its      securities lending risk,
                                                                           assets in foreign securities and sector risk, and value
                                                                           loan up to 33 1/3% of its total  investing risk.
                                                                           assets.

INVESTMENT MANAGER:            ING Wells Fargo Small  Long-term capital    Invests at least 80% of its      Equity securities risk,
ING Investments, LLC           Cap Disciplined        appreciation.        assets in the securities of      foreign investment risk,
                               Portfolio                                   small-capitalization companies   manager risk, market and
SUB-ADVISER:                                                               (companies whose market          company risk, market
Wells Capital Management                                                   capitalization is similar to     capitalization risk,
                                                                           that of companies in the Russell portfolio turnover risk,
                                                                           2500(TM) Index at the time of    sector risk, securities
                                                                           purchase). May invest in any     lending risk,
                                                                           sector, and at times, the        small-capitalization
                                                                           Sub-Adviser may emphasize one or company risk and value
                                                                           more particular sectors. May     investing risk.
                                                                           also invest up to 25% of its
                                                                           total assets in foreign
                                                                           securities

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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the LifeStyle
Portfolios:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the LifeStyle Portfolios. Furthermore, ING Investments' allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the LifeStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an investment adviser believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the LifeStyle Portfolios among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment manager to the LifeStyle Portfolios, and it or an affiliate serves as investment adviser or sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to ING Investments or an affiliate. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a LifeStyle Portfolio.


ING Investments has informed the Trust's Board that its investment process may be influenced by an independent consulting firm, and that it has developed an investment process using an allocation committee to make sure that the LifeStyle Portfolios are managed in the best interest of shareholders of the LifeStyle Portfolios. Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:


ALLOCATION RISK. Certain of the Underlying Funds will allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment

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opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. The Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.


CREDIT DERIVATIVES RISK. Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap note) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

CURRENCY RISK. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEFENSIVE INVESTING RISK. A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund. Instead the LifeStyle Portfolios or an Underlying Fund may invest a substantial portion of their assets in money market instruments, repurchase agreements and U.S. government debt, including when it is is investing for temporary defensive purposes, which could reduce the underlying returns.

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DEPOSITARY RECEIPTS RISK. Certain Underlying Funds may invest in Depositary Receipts ("ADRs"), including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. Certain Underylying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. Each Portfolio may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund subject to diversification risk may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.


EMERGING GROWTH RISK. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in a Portfolio's net asset value and the value of your investment.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying

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Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

EXTENSION RISK. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investment. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipt ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.


GEOGRAPHIC FOCUS RISK. Concentrating investments in a limited number of countries, may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.


GROWTH STOCK RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


HEADLINE RISK. To take advantage of an attractive valuation, an Underlying Fund may invest in a company when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual shareholder report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. There is a risk that the company's stock may never recover.

HIGH-YIELD, LOWER GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market

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in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate on which income and maturing instruments can be reinvested. The risk is typically greater for those Underlying Funds that invest in short-term debt securities.


INFLATION RISK. Inflation may result in higher prices and thus erode the value of an Underlying Fund's investment returns or cash held.

INDEX STRATEGY RISK. Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.


INDUSTRY CONCENTRATION RISK: An Underlying Fund that invests more than 25% of its assets in an industry or group of industries may be adversely affected by developments affecting the industry or industries. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. The value of shares of such an Underlying Fund may fluctuate more than if it invested in a broader variety of industries.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS OF FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the LifeStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the LifeStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the LifeStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the "1940 Act" or under the terms of an exemptive order granted by the SEC.


INVESTMENT MODELS RISK. The proprietary models used by an Underlying Fund's sub-adviser to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Fund may outperform or underperform other portfolios that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on an Underlying Fund during the start-up phase when the Underlying Fund's asset base is relatively small. However, there is no assurance that the Underlying Fund will have access to profitable IPOs. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

ISSUER CONCENTRATION RISK. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

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LARGE POSITIONS RISK. An Underlying Fund may establish significant positions in companies which the sub-adviser has the greatest conviction. If the stock price of one or more of the companies should decrease, it would have a big impact on an Underlying Fund's net asset value. An Underlying Fund's returns may be more volatile than those of a less concentrated portfolio.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, an Portfolio may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Underlying Fund's securities.


LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve an Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time.

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Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.


MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.


OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PREPAYMENT RISK. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

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PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUSTS ("REITs") RISK. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.


RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTORS RISK. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. Certain Underlying Funds may make short sales, which involves selling a security the Underlying Fund does not own in anticipation that the security's price will decline. An Underlying Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose an Underlying Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying Fund. When an Underlying Fund must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the value of a security owned by the Underlying Fund or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Underlying Fund's long position would be reduced by a gain in the short position. The extent to which such gains or loses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Underlying Fund owns.

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SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

SOVEREIGN DEBT RISK. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

SPECIAL SITUATIONS RISK. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

STOCK RISK. Stock prices have historically risen and fallen in periodic cycles. Recently, U.S. stock markets and certain foreign stock markets have experienced substantial price volatility.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.


ZERO-COUPON RISK. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

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MANAGEMENT OF THE LIFESTYLE PORTFOLIOS


ADVISER. ING Investments serves as the investment adviser to each of the LifeStyle Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, ING Investments managed approximately $42 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of Portfolio and its principal investment strategies may also change.


ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more LifeStyle Portfolios. For its investment management services provided to each Portfolio, ING Investments will receive a management fee equal to 0.14% of each Portfolio's average daily net assets.


For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the LifeStyle Portfolios' annual shareholder report dated December 31, 2005.

ASSET ALLOCATION COMMITTEE. An Asset Allocation Committee of ING Investments reviews the allocation of Portfolio assets. The Committee considers the quarterly and annual recommendations of Ibbotson Associates and ING IM, reviews their basis for arriving at these recommendations, and determines the asset allocations for the LifeStyle Portfolios. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations.


The members of the Asset Allocation Committee are: William A. Evans, Jeffery Stout, and Stan Vyner.


WILLIAM A. EVANS, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.


JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.

The Statement of Additional Information ("SAI") provides additional information about each Asset Allocation Committee member's compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the LifeStyle Portfolios.

INFORMATION ABOUT IBBOTSON ASSOCIATES. Ibbotson Associates, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge,

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leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.


INFORMATION ABOUT ING INVESTMENT MANAGEMENT CO.
ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.


PORTFOLIO DISTRIBUTION

Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

SERVICE FEES. The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Class S shares of each LifeStyle Portfolio of the Trust. The Agreement allows DSI, the distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S Shares of the LifeStyle Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the Portfolios and delivering Portfolio documents. Under the Agreement, each LifeStyle Portfolio makes payments to DSI at an annual rate of up to 0.25% of the portfolio's average daily net assets attributable to its Class S shares.


HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The LifeStyle Portfolios' investment adviser or distributor, out of its own resources and without additional cost to a Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the LifeStyle Portfolios by those companies. The LifeStyle Portfolios' investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the LifeStyle Portfolios. These payments may also provide incentive for insurance companies to make the LifeStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the LifeStyle Portfolios.

The distributing broker-dealer for the LifeStyle Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the LifeStyle Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the investment adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.


The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the LifeStyle Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

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The insurance companies through which investors hold shares of the LifeStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The LifeStyle Portfolios, DSI and ING Investments are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

ADMINISTRATIVE SERVICES
ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, will provide the LifeStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the LifeStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the LifeStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios.

ABOUT YOUR INVESTMENT
The LifeStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the LifeStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the LifeStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS
The LifeStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The LifeStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the LifeStyle Portfolios serve as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the LifeStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the LifeStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.


NET ASSET VALUE
The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The LifeStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the LifeStyle Portfolios or Underlying Funds do not price their shares. Therefore, the value of a Portfolio's investments (if an Underlying Fund holds foreign securities) may change on days when an investor will not be able to reallocate between investment options.

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                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

The NAVs of the LifeStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

     -    Securities of an issuer that has entered into a restructuring;

     -    Securities whose trading has been halted or suspended;

     - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

     -    Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan is buying shares of the LifeStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualifed Plan participant is received in proper form. When the LifeStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.


PRICING OF PORTFOLIO SHARES
Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The LifeStyle Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The LifeStyle Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

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                      INFORMATION FOR INVESTORS (CONTINUED)
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PURCHASE AND REDEMPTION OF SHARES
Each Portfolio is available to serve as an investment option through variable annuity and variable life insurance separate accounts and Qualified Plans outside the separate account context. The LifeStyle Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts, Qualified Plan, other investment companies or other permitted investors. LifeStyle Portfolios may not be available as investment options in your variable annuity or life insurance contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.


FREQUENT TRADING - MARKET TIMING
The LifeStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the LifeStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


The LifeStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a LifeStyle Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the Plan documentation, for its policies regarding frequent, short-term trading. The LifeStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The LifeStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the LifeStyle Portfolios that are followed by the financial intermediaries that use the LifeStyle Portfolios and the monitoring by the LifeStyle Portfolios are designed to

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                      INFORMATION FOR INVESTORS (CONTINUED)
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discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the LifeStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the LifeStyle Portfolios' shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the polices and procedures with respect to the disclosure of the LifeStyle Portfolios' portfolio securities is available in the SAI. Each Portfolio post its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the LifeStyle Portfolios' website until the LifeStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The LifeStyle Portfolios' website is located at www.ingfunds.com.


ADDITIONAL INFORMATION ABOUT THE LIFESTYLE PORTFOLIOS
The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION
Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY
Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

TAXES AND DISTRIBUTIONS

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the LifeStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate account.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the LifeStyle Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.


REPORTS TO SHAREHOLDERS
The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

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                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights table is intended to help you understand each of the Portfolio's Class S shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The financial information has been derived from the Portfolios' financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.


ING LIFESTYLE MODERATE PORTFOLIO


                                                                                  CLASS S
                                                                    -----------------------------------
                                                                                         MAY 3, 2004(1)
                                                                       YEAR ENDED             TO
                                                                       DECEMBER 31,       DECEMBER 31,
                                                                           2005              2004
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $        10.93               10.04
 Income from investment operations:
 Net investment income                                          $         0.24*               0.17
 Net realized and unrealized gain on investments                $         0.34                0.72
 Total from investment operations                               $         0.58                0.89
 Less distributions from:
 Net investment income                                          $         0.09                  --
 Net realized gains on investments                              $         0.05                  --
 Total distributions                                            $         0.14                  --
 Net asset value, end of period                                 $        11.37               10.93
 TOTAL RETURN(2)                                                %         5.36                8.86

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $      527,133             210,753
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)              %         0.14                0.14
 Gross expenses prior to expense reimbursement(3)(5)            %         0.16                0.19
 Net investment income(3)(4)                                    %         2.15                5.82
 Portfolio turnover rate                                        %           44                  34



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
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ING LIFESTYLE MODERATE GROWTH PORTFOLIO


                                                                                  CLASS S
                                                                    -----------------------------------
                                                                                         MAY 3, 2004(1)
                                                                       YEAR ENDED             TO
                                                                       DECEMBER 31,       DECEMBER 31,
                                                                           2005              2004
 ------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $         11.07              10.02
 Income from investment operations:
 Net investment income                                          $          0.20*              0.14
 Net realized and unrealized gain on investments                $          0.43               0.91
 Total from investment operations                               $          0.63               1.05
 Less distributions from:
 Net investment income                                          $          0.07                 --
 Net realized gains on investments                              $          0.05                 --
 Total distributions                                            $          0.12                 --
 Net asset value, end of period                                 $         11.58              11.07
 TOTAL RETURN(2)                                                %          5.80              10.48

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $     1,257,426            452,111
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)              %          0.14               0.14
 Gross expenses prior to expense reimbursement(3)(5)            %          0.16               0.19
 Net investment income(3)(4)                                    %          1.76               4.63
 Portfolio turnover rate                                        %            41                 35



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIFESTYLE GROWTH PORTFOLIO


                                                                                  CLASS S
                                                                    -----------------------------------
                                                                                         MAY 3, 2004(1)
                                                                       YEAR ENDED             TO
                                                                       DECEMBER 31,       DECEMBER 31,
                                                                           2005              2004
 ------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $          11.25             10.07
 Income from investment operations:
 Net investment income                                         $           0.12*             0.08
 Net realized and unrealized gain on investments               $           0.64              1.10
 Total from investment operations                              $           0.76              1.18
 Less distributions from:
 Net investment income                                         $           0.04                --
 Net realized gains on investments                             $           0.03                --
 Total distributions                                           $           0.07                --
 Net asset value, end of period                                $          11.94             11.25
 TOTAL RETURN(2)                                               %           6.81             11.72

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $      1,387,102           472,708
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)             %           0.14              0.14
 Gross expenses prior to expense
 reimbursement(3)(5)                                           %           0.16              0.19
 Net investment income(3)(4)                                   %           1.09              2.67
 Portfolio turnover rate                                       %             43                30



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO


                                                                                  CLASS S
                                                                    -----------------------------------
                                                                                         MAY 3, 2004(1)
                                                                       YEAR ENDED             TO
                                                                       DECEMBER 31,       DECEMBER 31,
                                                                           2005              2004
 ------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $       11.37               10.06
 Income from investment operations:
 Net investment income                                          $        0.04*               0.02
 Net realized and unrealized gain on investments                $        0.84                1.29
 Total from investment operations                               $        0.88                1.31
 Less distributions from:
 Net investment income                                          $        0.01                  --
 Net realized gains on investments                              $        0.02                  --
 Total distributions                                            $        0.03                  --
 Net asset value, end of period                                 $       12.22               11.37
 TOTAL RETURN(2)                                                %        7.77               13.02

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $     678,699             213,366
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)              %        0.14                0.14
 Gross expenses prior to expense reimbursement(3)(5)            %        0.16                0.19
 Net investment income(3)(4)                                    %        0.31                0.62
 Portfolio turnover rate                                        %          48                  23



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                      (This page intentionally left blank.)

WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated April 28, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the LifeStyle Portfolios' investments is available in the LifeStyle Portfolios' annual and semi-annual shareholder reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the LifeStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the LifeStyle Portfolios' annual and semi-annual shareholder reports and the LifeStyle Portfolios' Statement of Additional Information or to make inquiries about the LifeStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

[ING LOGO]


04/28/06

                                                          SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2006

SERVICE 2 CLASS

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN THE ING LIFESTYLE PORTFOLIOS LISTED BELOW (EACH A "PORTFOLIO" AND COLLECTIVELY, THE "LIFESTYLE PORTFOLIOS"). EACH PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS") AND USES ASSET ALLOCATION STRATEGIES TO DETERMINE HOW MUCH TO INVEST IN THE UNDERLYING FUNDS.

CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING LIFESTYLE MODERATE PORTFOLIO
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
ING LIFESTYLE GROWTH PORTFOLIO
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO

NOT ALL LIFESTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE 2 CLASS SHARES OF THE LIFESTYLE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT:
IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE LIFESTYLE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE LIFESTYLE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

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                                TABLE OF CONTENTS
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                                                         PAGE
INTRODUCTION
  ING Investors Trust                                       2
  An Introduction to the Lifestyle
    Portfolios                                              2
  Classes of Shares                                         2
  An Introduction to the Asset Allocation Process           2

DESCRIPTION OF THE PORTFOLIOS
  Portfolios at a Glance                                    4
  ING LifeStyle Moderate Portfolio                          5
  ING LifeStyle Moderate Growth Portfolio                   8
  ING LifeStyle Growth Portfolio                           11
  ING LifeStyle Aggressive Growth Portfolio                14

PORTFOLIO FEES AND EXPENSES                                17

MORE INFORMATION ON INVESTMENT STRATEGIES
  More on the Asset Allocation Process                     21
  Investment Objectives, Main Investments
    and Risks of the Underlying Funds                      21

DESCRIPTION OF THE INVESTMENT ADVISER,
  SUB-ADVISER, INVESTMENT OBJECTIVES,
  MAIN INVESTMENTS AND RISKS OF THE
  UNDERLYING FUNDS                                         22

MORE INFORMATION ON RISKS
  Asset Allocation is no Guarantee Against Loss            44
  Performance of the Underlying Funds Will Vary            44
  Temporary Defensive Positions                            44
  Conflict of Interest                                     44
  Risk Associated with an Investment in the
    Underlying Funds                                       44

MANAGEMENT AND OTHER SERVICE PROVIDERS
  Management of the LifeStyle Portfolios                   52
  Asset Allocation Committee                               53
  Information about Ibbotson Associates                    53
  Information about ING Investment Management Co.          53
  Portfolio Distribution                                   54
  Rule 12b-1 Distribution Fees                             54
  Service Fees                                             54
  How ING Groep Compensates Entities Offering
    Our Portfolios as Investment Options in
    Their Insurance Products                               54
  Administratrative Services                               55

INFORMATION FOR INVESTORS                                  55
  About Your Investment                                    55
  Interests of the Holders of Variable Contracts
    and Qualified Plans                                    56
  Net Asset Value                                          56
  Pricing of Portfolio Shares                              57
  Purchase and Redemption of Shares                        57
  Frequent Trading - Market Timing                         57
  Portfolio Holdings Disclosure Policy                     58
  Additional Information About the LifeStyle
    Portfolios                                             58
  Percentage and Rating Limitation                         58
  A Word About Portfolio Diversity                         58
  Taxes and Distributions                                  58
  Reports to Shareholders                                  59
  Financial Highlights                                     60

WHERE TO GO TO OBTAIN                               Backcover
  MORE INFORMATION

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                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE LIFESTYLE PORTFOLIOS

The LifeStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.


The LifeStyle Portfolios invest primarily in a universe of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 21 of this Prospectus.

Shares of the LifeStyle Portfolios are offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") as well as certain other types of investors.


This Prospectus explains the investment objective, principal investment strategies and risks of each of the LifeStyle Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Service 2 Class shares are offered by this Prospectus.


AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS

ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio. ING Investments is a wholly-owned indirect subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The LifeStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, Inc., ING Life Insurance and Annuity Company and ING Investments, each of which is an indirect subsidiary of ING Groep. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.

ING Investments uses an asset allocation process to determine each Portfolio's investment mix. This asset allocation process can be described in two stages:

     1. In the first stage, the mix of asset classes, I.E. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the LifeStyle Portfolios is called the Asset Allocation Model.

     2. In the second stage, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

          the Asset Allocation Model and incremental return. For each Portfolio, the combination of Underlying Funds that seems to provide the most favorable trade-off between closeness of fit and incremental return is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in any Portfolio does not seem inconsistent with the combination in any other Underlying Fund. The final combinations of Underlying Funds arrived at for the Portfolios are called the target allocations.

The LifeStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will take place at least monthly. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. Quarterly, each Portfolio's target allocation strategy will be re-evaluated, and each Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.


CONSULTANTS

The LifeStyle Portfolios also have consultants, (each a "Consultant" and collectively the "Consultants") to assist in the asset allocation process.

Ibbotson Associates, has been engaged to act as a consultant to ING Investments. Ibbotson Associates, an asset allocation consulting firm, will perform asset allocation analyses and other related work. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. ING Investments has accordingly established an Asset Allocation Committee to review Ibbotson Associates' analyses and determine the asset allocation for each Portfolio.

ING Investment Management Co. ("ING IM") has also been engaged to act as a consultant to ING Investments. ING IM will perform tactical asset allocation analysis for ING Investments. Both ING IM and ING Investments are wholly-owned indirect subsidiaries of ING Groep. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. The Asset Allocation Committee will review ING IM's analyses and determine the asset allocation for each Portfolio.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

LIFESTYLE PORTFOLIOS AT A GLANCE

The following table summarizes the investment objective, main investments, asset allocation targets and main risks of each Portfolio, and is intended to help you make comparisons among the LifeStyle Portfolios. As with all mutual funds, there can be no assurance that the LifeStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 5.


                                                            ING LIFESTYLE                                        ING LIFESTYLE
                                ING LIFESTYLE              MODERATE GROWTH            ING LIFESTYLE            AGGRESSIVE GROWTH
                              MODERATE PORTFOLIO              PORTFOLIO             GROWTH PORTFOLIO               PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER                   ING Investments, LLC        ING Investments, LLC       ING Investments, LLC      ING Investments, LLC

INVESTMENT PROFILE        Your focus is on keeping    You want the opportunity   You seek an investment    You are an aggressive
                          pace with inflation.        for long-term moderate     geared for growth and can investor and are willing
                          Income and capital          growth.                    tolerate short-term       to accept above average
                          appreciation desired.                                  market-swings.            risk.

  SHORTER INVESTMENT HORIZON       ------------------------------------------------------------       LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE      Growth of capital and       Growth of capital and a    Growth of capital and     Growth of capital.
                          current income.             low to moderate level of   some current income.
                                                      current income.

MAIN INVESTMENTS          A combination of            A combination of           A combination of          A combination of
                          Underlying Funds            Underlying Funds           Underlying Funds          Underlying Funds
                          according to a fixed        according to a fixed       according to a fixed      according to a fixed
                          formula that over time      formula that over time     formula that over time    formula that over time
                          should reflect an           should reflect an          should reflect an         should reflect an
                          allocation of               allocation of              allocation of             allocation of
                          approximately 50% in        approximately 65% in       approximately 80% in      approximately 100% in
                          equity securities and 50%   equity securities and 35%  equity securities and 20% equity securities.
                          in fixed income             in fixed income            in fixed income
                          securities.                 securities.                securities.

                                                            ING LIFESTYLE                                       ING LIFESTYLE
                                 ING LIFESTYLE             MODERATE GROWTH            ING LIFESTYLE           AGGRESSIVE GROWTH
                              MODERATE PORTFOLIO          PORTFOLIO  GROWTH             PORTFOLIO                 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
UNDERLYING ASSET          U.S. Large-Capitalization   U.S. Large-Capitalization  U.S. Large-Capitalization U.S. Large-Capitalization
ALLOCATION TARGETS        Growth Stocks          8%   Growth Stocks         11%  Growth Stocks         12% Growth Stocks         16%
(AS OF APRIL 28,
2006)(1)
                          U.S. Large-Capitalization   U.S. Large-Capitalization  U.S. Large-Capitalization U.S. Large-Capitalization
                          Value Stocks          14%   Value Stocks          15%  Value Stocks          16% Value Stocks          22%

                          U.S. Mid-Capitalization     U.S. Mid-Capitalization    U.S. Mid-Capitalization   U.S. Mid-Capitalization
                          Stocks                 5%   Stocks                 6%  Stocks                11% Stocks                11%

                          U.S. Small-Capitalization   U.S. Small-Capitalization  U.S. Small-Capitalization U.S. Small-Capitalization
                          Stocks                 4%   Stocks                 6%  Stocks                10% Stocks                11%

                          Non-U.S./International      Non-U.S./International     Non-U.S./International    Non-U.S./International
                          Stocks                14%   Stocks                18%  Stocks                20% Stocks                27%

                          Emerging Markets            Emerging Markets           Emerging Markets          Emerging Markets
                          Stocks                 0%   Stocks                 2%  Stocks                 3% Stocks                 4%

                          Real Estate Stocks          Real Estate Stocks         Real Estate Stocks        Real Estate Stocks
                          ("REITs")              5%   ("REITs")              7%  ("REITs")              8% ("REITs")              9%

                          High Yield Bonds       5%   High Yield Bonds       5%  High Yield Bonds       4% High Yield Bonds       0%

                          Bonds                 35%   Bonds                 30%  Bonds                 16% Bonds                  0%

                          Cash                  10%   Cash                   0%  Cash                   0% Cash                   0%

       LOWER RISK                  ------------------------------------------------------------                    HIGHER RISK

MAIN RISKS                Credit Risk, Derivatives    Credit Risk, Derivatives   Credit Risk, Derivatives  Credit Risk, Derivatives
                          Risk, Foreign Investment    Risk, Foreign Investment   Risk, Foreign Investment  Risk, Foreign Investment
THE LIFESTYLE PORTFOLIOS  Risk, Inflation Risk,       Risk, Inflation Risk,      Risk, Inflation Risk,     Risk, Interest Rate
ARE EXPOSED TO THE SAME   Mortgage-Related            Interest Rate Risk,        Interest Rate Risk,       Risk, Investment Risk,
RISKS AS THE UNDERLYING   Securities Risk, Price      Mortgage-Related           Mortgage-Related          Mortgage-Related
FUNDS IN DIRECT           Volatility Risk, and        Securities Risk, Price     Securities Risk, Price    Securities Risk, Price
PROPORTION TO THE         Real Estate Investment      Volatility Risk, and       Volatility Risk, and      Volatility and Real
ALLOCATION OF ASSETS      Trusts Risk.                Real Estate Investment     Real Estate Investment    Estate Investment Trusts
AMONG UNDERLYING FUNDS.                               Trusts Risk.               Trusts Risk.              Risk.
AN INVESTOR MAY LOSE
MONEY IN EACH PORTFOLIO.


(1) Although the LifeStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE MODERATE PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities and cash.


The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                      U.S. Large-Capitalization
                      Growth Stocks                           8%

                      U.S. Large-Capitalization
                      Value Stocks                           14%

                      U.S. Mid-Capitalization
                      Stocks                                  5%

                      U.S. Small-Capitalization
                      Stocks                                  4%

                      Non-U.S./International Stocks          14%

                      Emerging Markets Stocks                 0%

                      Real Estate Stocks ("REITs")            5%

                      High Yield Bonds                        5%

                      Bonds                                  35%

                      Cash                                   10%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                        MORTGAGE-RELATED SECURITIES RISK

                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 44 and "Risks Associated with an Investment in the Underlying Funds" on page 44 in this Prospectus.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because the Service 2 Class shares had not commenced operations as of December 31, 2005 the bar chart below provides some indication of the risks of investing in the Portfolio by showing the Portfolio's Class S shares' performance for the first full calendar year of operations. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                          YEAR BY YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                1996
                                1997
                                1998
                                1999
                                2000
                                2001
                                2002
                                2003
                                2004
                                2005    5.20%

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                            Best:  3rd Quarter 2005:    2.99%
                            Worst:  1st Quarter 2005:  (1.59)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of five broad measures of market performance - the Russell 3000(R) Index, the Lehman Brothers Aggregate Bond ("LBAB") Index, a composite index consisting of 50% Russell 3000(R) Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index, the ING LifeStyle Moderate Composite Index and the Standard & Poor's ("S&P") 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. The Citigroup 3-Month T-Bill Index (formerly the Salomon Index) is an unmanaged index of three-month Treasury bills. The ING LifeStyle Moderate Composite Index is comprised of 25% S&P 500(R) Index, 5% S&P SmallCap 600 Index, 5% S&P MidCap 400 Index, 15% Morgan Stanley Capital International All Countries Ex U.S. Index, 35% Lehman Brothers Aggregate Bond Index, 5% Lehman Brothers High Yield Bond Index and 10% Citigroup 3 month Treasure Bill Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 3000(R) Index, the LBAB Index and the 50% Russell 3000(R) Index/40% LBAB Index/10% Citigroup 3-Month T-Bill Index are intended to be the comparative indices for the Portfolio as ING Investments believes they are more representative of the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (For the periods ended December 31, 2005)



                                              1 YEAR        5 YEARS        10 YEARS
                                                       (OR LIFE OF CLASS)
     CLASS S RETURN (adjusted)                  5.20%        8.43%(1)          N/A
     Russell 3000(R) Index                      6.12%       10.81%(2)          N/A
     LBAB Index                                 2.43%        4.08%(2)          N/A
     50% Russell 3000(R)
     Index/40% LBAB Index/
     10% Citigrooup 3-Month
     T-Bill Index                               5.23%        9.04%(2)          N/A
     ING LifeStyle Moderate
     Composite Index                            6.33%       10.02%(2)          N/A
     S&P 500(R) Index                           4.91%        9.44%(2)          N/A



(1) Class S shares commenced operations on May 3, 2004, Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2)  The Index returns are for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE MODERATE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                     U.S. Large-Capitalization
                     Growth Stocks                       11%

                     U.S. Large-Capitalization
                     Value Stocks                        15%

                     U.S. Mid-Capitalization
                     Stocks                               6%

                     U.S. Small-Capitalization
                     Stocks                               6%

                     Non-U.S./International Stocks       18%

                     Emerging Markets Stocks              2%

                     Real Estate Stocks ("REITs")         7%

                     High Yield Bonds                     5%

                     Bonds                               30%

                     Cash                                 0%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                               INTEREST RATE RISK

                        MORTGAGE-RELATED SECURITIES RISK

                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK


There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 44 and "Risks Associated with an Investment in the Underlying Funds" on page 44 in this Prospectus.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because the Service 2 Class shares had not commenced operations as of December 31, 2005 the bar chart below provides come indication of the risks of investing in the Portfolio by showing the performance of the Portfolio's Class S shares for the first full calendar year of performance. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                         YEAR BY YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                   1996
                                   1997
                                   1998
                                   1999
                                   2000
                                   2001
                                   2002
                                   2003
                                   2004
                                   2005    5.65%

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  3rd Quarter 2005:    4.04%
                        Worst:  1st Quarter 2005:  (2.39)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of five broad measures of market performance - the Russell 3000(R) Index, the Lehman Brothers Aggregate Bond ("LBAB") Index, a composite index consisting of 60% Russell 3000(R) Index/40% LBAB Index, the ING LifeStyle Moderate Growth Composite Index and the Standard & Poor's ("S&P") 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. The ING LifeStyle Moderate Growth Composite Index is comprised of 30% S&P 500(R) Index, 5% S&P SmallCap 600 Index, 10% S&P MidCap 400 Index, 20% Morgan Stanley Capital International All Countries Ex U.S. Index, 30% Lehman Brothers Aggregate Bond Index, and 5% Lehman Brothers High Yield Bond Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 3000(R) Index, the LBAB Index and the 60% Russell 3000(R) Index/40% LBAB Index are intended to be the comparative indices for the Portfolio as ING Investments believes they are more representative of the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (For the periods ended December 31, 2005)



                                                   1 YEAR         5 YEARS       10 YEARS
                                                            (OR LIFE OF CLASS)
          CLASS S RETURN (adjusted)                  5.65%         9.68%(1)         N/A
          Russell 3000(R) Index                      6.12%        10.81%(2)         N/A
          LBAB Index                                 2.43%         4.08%(2)         N/A
          60% Russell 3000(R) Index/
          40% LBAB Index                             5.40%         9.45%(2)         N/A
          ING LifeStyle Moderate
          Growth Composite Index                     7.44%        11.50%(2)         N/A
          S&P 500(R) Index                           4.91%         9.44%(2)         N/A



(1) Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.


(2)  The Index return is for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

                 U.S. Large-Capitalization
                 Growth Stocks                             12%
                 U.S. Large-Capitalization
                 Value Stocks                              16%
                 U.S. Mid-Capitalization
                 Stocks                                    11%
                 U.S. Small-Capitalization
                 Stocks                                    10%
                 Non-U.S./International Stocks             20%
                 Emerging Markets Stocks                    3%
                 Real Estate Stocks (REITs)                 8%
                 High Yield Bonds                           4%
                 Bonds                                     16%
                 Cash                                       0%

ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                               INTEREST RATE RISK

                        MORTGAGE-RELATED SECURITIES RISK

                              PRICE VOLATILITY RISK


                     REAL ESTATE INVESTMENT TRUSTS RISK


There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 44 and "Risks Associated with an Investment in the Underlying Funds" on page 44 in this Prospectus.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because the Service 2 Class shares had not commenced operations as of December 31, 2005 the bar chart below provides some indication of investing in the Portfolio by showing the performance of the Portfolio's Class S shares for the first full calendar year of performance. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                          YEAR BY YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                                1996
                                1997
                                1998
                                1999
                                2000
                                2001
                                2002
                                2003
                                2004
                                2005    6.66%

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                     Best:  3rd Quarter 2005:    5.41%
                     Worst:  1st Quarter 2005:  (3.06)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of five broad measures of market performance - the Russell 3000(R) Index, the Lehman Brothers Aggregate Bond ("LBAB") Index, a composite index consisting of 80% Russell 3000(R) Index/20% LBAB Index, the ING LifeStyle Growth Composite Index and the Standard & Poor's ("S&P") 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The LBAB Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. The ING LifeStyle Growth Composite Index is comprised of 35% S&P 500(R) Index, 10% S&P SmallCap 600 Index, 10% S&P MidCap 400 Index, 25% Morgan Stanley Capital International All Countries Ex U.S. Index, 15% Lehman Brothers Aggregate Bond Index, and 5% Lehman Brothers High Yield Bond Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 3000(R) Index, the LBAB Index and the 80% Russell 3000(R) Index/20% LBAB Index are intended to be the comparative indices for the Portfolio as ING Investments believes they are more representative of the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                    (For the periods ended December 31, 2005)



                                                    1 YEAR        5 YEARS        10 YEARS
                                                            (OR LIFE OF CLASS)
          CLASS S RETURN (adjusted)                  6.66%       11.05%(1)         N/A
          Russell 3000(R) Index                      6.12        10.81%(2)         N/A
          LBAB Index                                 2.43%        4.08%(2)         N/A
          80% Russell 3000(R) Index/
          20% LBAB Index                             5.81%       10.23%(2)         N/A
          ING LifeStyle Growth
          Composite Index                            8.00%       12.64%(2)         N/A
          S&P 500(R) Index                           4.91%        9.44%(2)         N/A



(1) Class S shares commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2)  The Index returns are for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                     U.S. Large-Capitalization
                     Growth Stocks                        16%

                     U.S. Large-Capitalization
                     Value Stocks                         22%

                     U.S. Mid-Capitalization
                     Stocks                               11%

                     U.S. Small-Capitalization
                     Stocks                               11%

                     Non-U.S./International Stocks        27%

                     Emerging Markets Stocks               4%

                     Real Estate Stocks ("REITs")          9%

                     High Yield Bonds                      0%
                     Bonds                                 0%

                     Cash                                  0%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK

                        MORTGAGE-RELATED SECURITIES RISK

                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 13, "More Information on Risks" on page 28 and "Risks Associated with an Investment in the Underlying Funds" on page 28 in this Prospectus.

HOW THE PORTFOLIO HAS PERFORMED


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' performance and the table compares the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


Because the Service 2 Class shares had not commenced operations as of December 31, 2005 the bar chart below provides some indication of investing in the Portfolio by showing the performance of the Portfolio's Class S shares for the first full calendar year of performance. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.


[CHART]

                          YEAR BY YEAR TOTAL RETURNS(1)
                (For the periods ended December 31 of each year)

                               1996
                               1997
                               1998
                               1999
                               2000
                               2001
                               2002
                               2003
                               2004
                               2005    7.63%

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                        Best:  3rd Quarter 2005:   6.81%
                        Worst: 1st Quarter 2005:  (3.64)%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of three broad measures of market performance - the Russell 3000(R) Index, the ING LifeStyle Aggressive Growth Composite Index and the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The ING LifeStyle Aggressive Growth Composite Index is comprised of 45% S&P 500(R) Index, 10% S&P SmallCap 600 Index, 15% S&P MidCap 400 Index, and 30% Morgan Stanley Capital International All Countries Ex U.S. Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 3000(R) Index is intended to be the comparative index for the Portfolio as ING Investments believes it is more representative of the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices. Class S shares' performance has been adjusted to reflect the higher expenses of Service 2 Class shares.

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (For the periods ended December 31, 2005)



                                                    1 YEAR       5 YEARS        10 YEARS
                                                            (OR LIFE OF CLASS)
          CLASS S RETURN (adjusted)                  7.63%         12.44%(1)        N/A
          Russell 3000(R) Index                      6.12%         10.81%(2)        N/A
          ING LifeStyle Aggressive Growth
          Composite Index                            8.91%         13.78%(2)        N/A
          S&P 500(R) Index                           4.91%          9.44%(2)        N/A



(1) Class S shares commenced operations on May 3, 2004 Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2)  The Index returns are for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The tables that follow show the fees and expenses you pay if you buy and hold Service 2 Class shares of a Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by a Portfolio may vary from year to year.


Your Variable Contract is a contract between you and the issuing life insurance company. The Trust and the LifeStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the LifeStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The LifeStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the LifeStyle Portfolios.


                             SERVICE 2 CLASS SHARES

                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                  DISTRIBUTION                            TOTAL         WAIVERS,      TOTAL NET
                                    MANAGEMENT      (12b-1)     SHAREHOLDER    OTHER    OPERATING    REIMBURSEMENTS   OPERATING
         PORTFOLIO                     FEE           FEE(2)     SERVICE FEE  EXPENSES    EXPENSES  AND RECOUPMENTS(3)  EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate                 0.14%          0.25%         0.25%      0.03%       0.67%         (0.13)%         0.54%
ING LifeStyle Moderate Growth          0.14%          0.25%         0.25%      0.03%       0.67%         (0.13)%         0.54%
ING LifeStyle Growth                   0.14%          0.25%         0.25%      0.03%       0.67%         (0.13)%         0.54%
ING LifeStyle Aggressive               0.14%          0.25%         0.25%      0.03%       0.67%         (0.13)%         0.54%



(1) This table shows the estimated operating expenses for Service 2 Class shares of each LifeStyle Portfolio as a ratio of expenses to average daily net assets. Because the Service 2 Class shares for each LifeStyle Portfolio had not commenced operations as of December 31, 2005, expenses are based on the Portfolios' actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the adviser to each Portfolio, has agreed for each Portfolio.

(2) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution (12b-1) fee for Service 2 Class shares of the Portfolios, so that the actual distribution fee paid by a LifeStyle Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

(3) ING Investments, the investment adviser to each LifeStyle Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each LifeStyle Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." This amount also includes the 0.10% distribution (12b-1) fee waiver that footnote (2) explains in more detail. The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:


                                                                   TOTAL ANNUAL  FEE WAIVER /
                                                                    OPERATING     RECOUPMENT   NET OPERATING
              UNDERLYING FUNDS                                       EXPENSES     BY ADVISER      EXPENSES
------------------------------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth Portfolio(1)                      0.78%            -           0.78%
ING American Century Large Company Value Portfolio                     1.00%            -           1.00%
ING American Century Select Portfolio                                  0.66%            -           0.66%
ING Baron Asset Portfolio(1)                                           1.16%        (0.11)%         1.05%
ING Capital Guardian Small/Mid Cap Portfolio(2)                        0.66%            -           0.66%
ING Capital Guardian U.S. Equities Portfolio(2)                        0.75%            -           0.75%
ING Columbia Small Cap Value II Portfolio(2)                           0.95%            -           0.95%
ING Davis Venture Value Portfolio                                      0.90%            -           0.90%
ING Disciplined Small Cap Value Portfolio(2)                           0.75%            -           0.75%
ING Eagle Asset Capital Appreciation Portfolio(2)                      0.66%            -           0.66%
ING Evergreen Omega Portfolio(1)                                       0.60%            -           0.60%
ING FMR(SM) Diversified Mid Cap Portfolio(2)                           0.66%            -           0.66%
ING FMR(SM) Earnings Growth Portfolio(1)                               0.73%        (0.05)%         0.68%
ING Franklin Income Portfolio(2)                                       0.85%        (0.11)%         0.74%
ING Fundamental Research Portfolio                                     0.80%            -           0.80%
ING Global Real Estate Portfolio(1)                                    1.01%        (0.01)%         1.00%
ING International Portfolio(2)                                         1.01%            -           1.01%
ING Janus Contrarian Portfolio(2)                                      0.80%            -           0.80%
ING JPMorgan Emerging Markets Equity Portfolio(1)                      1.25%            -           1.25%
ING JPMorgan International Portfolio                                   1.00%            -           1.00%
ING JPMorgan MidCap Value Portfolio                                    1.00%            -           1.00%
ING JPMorgan Small Cap Equity Portfolio                                0.89%        (0.02)%         0.87%
ING JPMorgan Value Opportunities Portfolio(1)                          0.53%            -           0.53%
ING Julius Baer Foreign Portfolio                                      0.92%            -           0.92%
ING Legg Mason Partners Aggressive Growth Portfolio                    0.81%            -           0.81%
ING Legg Mason Partners All Cap Portfolio                              0.75%            -           0.75%
ING Legg Mason Value Portfolio                                         0.79%            -           0.79%
ING Liquid Assets Portfolio                                            0.29%            -           0.29%
ING Lord Abbett Affiliated Portfolio                                   0.75%            -           0.75%
ING Lord Abbett U.S. Government Securities Portfolio(1)                0.71%            -           0.71%
ING Marsico Growth Portfolio                                           0.76%            -           0.76%
ING Marsico International Opportunities Portfolio(1)                   0.77%        (0.09)%         0.68%
ING Mercury Large Cap Growth Portfolio(1)                              0.81%        (0.05)%         0.76%
ING Mercury Large Cap Value Portfolio                                  0.82%        (0.04)%         0.78%
ING MFS Capital Opportunities Portfolio                                0.90%            -           0.90%
ING MFS Mid Cap Growth Portfolio                                       0.64%        (0.01)%         0.63%
ING MFS Total Return Portfolio                                         0.64%            -           0.64%
ING Neuberger Berman Partners Portfolio(1)                             0.82%        (0.15)%         0.67%
ING Neuberger Berman Regency Portfolio(1)                              0.97%        (0.09)%         0.88%
ING OpCap Balanced Value Portfolio                                     1.00%            -           1.00%
ING Oppenheimer Global Portfolio                                       0.66%            -           0.66%

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


                                                                   TOTAL ANNUAL  FEE WAIVER /
                                                                    OPERATING     RECOUPMENT   NET OPERATING
              UNDERLYING FUNDS                                       EXPENSES     BY ADVISER      EXPENSES
------------------------------------------------------------------------------------------------------------
ING Oppenheimer Main Street Portfolio(R)                               0.64%            -           0.64%
ING Oppenheimer Strategic Income Portfolio                             0.54%            -           0.54%
ING PIMCO Core Bond Portfolio(2)                                       0.59%            -           0.59%
ING PIMCO High Yield Portfolio(1)                                      0.50%            -           0.50%
ING Pioneer Fund Portfolio(1)                                          0.75%        (0.04)%         0.71%
ING Pioneer High Yield Portfolio(1)                                    0.81%        (0.06)%         0.75%
ING Pioneer Mid Cap Value Portfolio(1)                                 0.65%            -           0.65%
ING Templeton Foreign Equity Portfolio(1)                              1.03%        (0.05)%         0.98%
ING Templeton Global Growth Portfolio(2)                               0.94%            -           0.94%
ING T. Rowe Price Capital Appreciation Portfolio                       0.65%            -           0.65%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio                 0.66%            -           0.66%
ING T. Rowe Price Equity Income Portfolio                              0.65%            -           0.65%
ING T. Rowe Price Growth Equity Portfolio                              0.75%            -           0.75%
ING UBS U.S. Allocation Portfolio(2)                                   0.75%        (0.02)%         0.73%
ING UBS U.S. Large Cap Equity Portfolio                                0.85%            -           0.85%
ING UBS U.S. Small Cap Growth Portfolio(2)                             1.11%        (0.11)%         1.00%
ING Van Kampen Comstock Portfolio                                      0.83%            -           0.83%
ING Van Kampen Equity and Income Portfolio                             0.57%            -           0.57%
ING Van Kampen Equity Growth Portfolio                                 0.68%        (0.02)%         0.66%
ING Van Kampen Global Franchise Portfolio(2)                           1.00%            -           1.00%
ING Van Kampen Growth and Income Portfolio(2)                          0.65%            -           0.65%
ING Van Kampen Real Estate Portfolio                                   0.65%            -           0.65%
ING VP Balanced Portfolio                                              0.60%            -           0.60%
ING VP Growth and Income Portfolio                                     0.59%            -           0.59%
ING VP Growth Portfolio                                                0.69%            -           0.69%
ING VP High Yield Bond Portfolio                                       0.83%        (0.12)%         0.71%
ING VP Index Plus International Equity Portfolio(1)                    0.79%        (0.24)%         0.55%
ING VP Index Plus LargeCap Portfolio                                   0.45%            -           0.45%
ING VP Index Plus MidCap Portfolio                                     0.49%            -           0.49%
ING VP Index Plus SmallCap Portfolio                                   0.49%            -           0.49%
ING VP Intermediate Bond Portfolio                                     0.49%            -           0.49%
ING VP International Equity Portfolio                                  1.00%         0.14%          1.14%
ING VP MidCap Opportunities Portfolio                                  0.97%        (0.07)%         0.90%
ING VP Real Estate Portfolio                                           0.96%         0.08%          1.04%
ING VP Small Company Portfolio                                         0.85%            -           0.85%
ING VP SmallCap Opportunities Portfolio                                0.96%        (0.06)%         0.90%
ING VP Value Opportunity Portfolio                                     0.70%            -           0.70%
ING Wells Fargo Mid Cap Disciplined Portfolio(2)                       0.66%            -           0.66%
ING Wells Fargo Small Cap Disciplined Portfolio(1)                     0.98%        (0.11)%         0.87%



(1) As the Underlying Fund or the Class I shares of the Underlying Fund did not have a full calendar year of operations as of December 31, 2005, the expense ratios are estimated for the current fiscal year.
(2) As the Underlying Fund or the Class I shares of the Underlying Fund had not commenced operations as of the date of this Prospectus the expense ratios are estimated for the current fiscal year.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                               NET EXPENSE RATIOS
               (INCLUDING DIRECT AND INDIRECT OPERATING EXPENSES)

The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                                                                        WAIVERS,
                                                                     REIMBURSEMENTS  NET OPERATING
               PORTFOLIO                  TOTAL OPERATING EXPENSES  AND RECOUPMENTS     EXPENSES
--------------------------------------------------------------------------------------------------
ING LifeStyle Moderate                              1.29%               (0.14)%           1.15%
ING LifeStyle Moderate Growth                       1.35%               (0.14)%           1.21%
ING LifeStyle Growth                                1.40%               (0.14)%           1.26%
ING LifeStyle Aggressive Growth                     1.44%               (0.14)%           1.30%


These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

EXAMPLE

The Example below is intended to help you compare the cost of investing in Service 2 shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Service 2 shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the Service 2 shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for each Portfolio for the one-year period and for the first year of the three-, five-, and ten-year periods. The Example does not reflect expenses of a Variable Contract that may use the Portfolios as its underlying investment medium. If such expenses were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.


                     PORTFOLIO                            1 YEAR     3 YEARS      5 YEARS     10 YEARS
------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate(1)                                $   117      $  395      $   694      $ 1,544
ING LifeStyle Moderate Growth(1)                         $   123      $  414      $   726      $ 1,612
ING LifeStyle Growth(1)                                  $   128      $  429      $   752      $ 1,668
ING LifeStyle Aggressive Growth(1)                       $   132      $  442      $   774      $ 1,712



(1) The Example Numbers reflect the contractual expense limits for the one-year period and the first year of the three-, five- and ten-year periods.

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

MORE ON THE ASSET ALLOCATION PROCESS

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. ING Investments determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING Investments uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

     (i) the investment objective of each Portfolio and each of the Underlying Funds;

     (ii)   economic and market forecasts;

     (iii)  proprietary and third-party reports and analyses;

     (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

     (v)    the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the LifeStyle Portfolios and the Underlying Funds.


ING Investments intends to rebalance the Lifestyle Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING Investments monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING Investments may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.


INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the LifeStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the LifeStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page 44 for an expanded discussion of the risks listed below for a particular Underlying Fund.


You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

--------------------------------------------------------------------------------
   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Alliance Bernstein      Long-term growth of        Invests at least 80% of   Convertible securities
Directed Services, Inc.   Mid Cap Growth Portfolio    capital.                   assets in common stock    risk, derivatives risk,
                                                                                 of mid-capitalization     debt securities risk,
SUB-ADVISER:                                                                     companies (those that     equity securities risk,
Alliance Capital                                                                 have a market             foreign investment risk,
Management L.P.                                                                  capitalization within     growth investing risk,
                                                                                 the range of companies    manager risk, market and
                                                                                 in the Russell Midcap(R)  company risk, market
                                                                                 Growth Index). May also   capitalization risk,
                                                                                 invest in convertibles,   mid-capitalization
                                                                                 investment grade          company risk, portfolio
                                                                                 instruments, U.S.         turnover risk,
                                                                                 government securities     securities lending risk
                                                                                 and high quality,         and U.S. government
                                                                                 short-term obligations    securities and
                                                                                 (including repurchase     obligations risk.
                                                                                 agreements, bankers'
                                                                                 acceptances and domestic
                                                                                 certificates of
                                                                                 deposit), and foreign
                                                                                 securities. May write
                                                                                 exchange-traded call
                                                                                 options (upto 25%), make
                                                                                 secured loans on
                                                                                 portfolio securities (up
                                                                                 to 25%) enter into
                                                                                 repurchase agreements
                                                                                 and enter into futures
                                                                                 contracts on securities
                                                                                 indices and options on
                                                                                 such futures contracts.

INVESTMENT ADVISER:       ING American Century        Long-term capital          Invests at least 80% of   Credit risk, currency
ING Life Insurance and    Large Company Value         growth. Income is a        its assets in equity      risk, debt securities
Annuity Company           Portfolio                   secondary objective.       securities of large-      risk, derivatives risk,
                                                                                 capitalization companies  foreign investment risk,
SUB-ADVISER:                                                                     (those companies with     interest risk, market
American Century                                                                 market capitalizations    and company risk,
Investment Management,                                                           in the Russell 1000(R)    portfolio turnover risk,
Inc.                                                                             Index). Equity            and value investing
                                                                                 securities include        risk.
                                                                                 common stocks, preferred
                                                                                 stocks and
                                                                                 equity-equivalent
                                                                                 securities, such as debt
                                                                                 securities and preferred
                                                                                 stock convertible into
                                                                                 common stock, and stock
                                                                                 or stock index future
                                                                                 contracts. May also
                                                                                 invest a portion of its
                                                                                 assets in derivative
                                                                                 instruments, foreign
                                                                                 securities, debt
                                                                                 securities of companies,
                                                                                 and debt obligations of
                                                                                 governments and their
                                                                                 agencies or similar
                                                                                 securities.

INVESTMENT ADVISER:       ING American Century        Long-term capital          Invests in stocks of      Currency risk,
ING Life Insurance and    Select Portfolio            appreciation.              companies that the        derivatives risk,
Annuity Company                                                                  Sub-Adviser believes      foreign investment risk,
                                                                                 will increase in value    growth investing risk,
SUB-ADVISER:                                                                     over time. Generally      market and company risk
American Century                                                                 invests in larger         and portfolio turnover
Investment Management,                                                           companies, though may     risk
Inc.                                                                             invest in companies of
                                                                                 any size. May invest in
                                                                                 foreign companies
                                                                                 located and doing
                                                                                 business in developed
                                                                                 countries.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Baron Asset             Capital appreciation.      Invests primarily in      Convertible securities
ING Life Insurance and    Portfolio                                              common stocks of small-   risk, debt securities
Annuity Company                                                                  and mid-sized companies   risk, depositary
                                                                                 (those that have a        receipts risk,
SUB-ADVISER:                                                                     market capitalization of  derivatives risk, equity
BAMCO, Inc.                                                                      less than $8 billion.)    securities risk, foreign
                                                                                 May invest in             investment risk, high
                                                                                 equity-type securities,   yield lower-grade debt
                                                                                 in addition to common     securities risk, large
                                                                                 stocks, such as           positions risk,
                                                                                 convertible bonds and     liquidity risk, market
                                                                                 debentures, preferred     and company risk,
                                                                                 stocks, warrants and      mid-capitalization
                                                                                 convertible preferred     company risk, securities
                                                                                 stocks. May also invest   lending risk,
                                                                                 in debt securities,       small-capitalization
                                                                                 including notes, bonds,   company risk and value
                                                                                 debentures and money      investing risk.
                                                                                 market instruments. Debt
                                                                                 securities may be rated
                                                                                 or unrated, and may
                                                                                 include
                                                                                 below-investment-grade
                                                                                 securities or "junk
                                                                                 bonds" or unrated
                                                                                 securities of equivalent
                                                                                 credit quality. May
                                                                                 invest up to 10% of its
                                                                                 net assets in illiquid
                                                                                 securities. May invest,
                                                                                 without limit, in
                                                                                 American Depositary
                                                                                 Receipts, and up to 10%
                                                                                 of its assets in Global
                                                                                 Depositary Receipts and
                                                                                 European Depositary
                                                                                 Receipts. The Portfolio
                                                                                 may also engage in
                                                                                 derivatives
                                                                                 transactions.

INVESTMENT ADVISER:       ING Capital Guardian        Long-term capital          Invests at least 80% of   Convertible securities
Directed Services, Inc.   Small/Mid Cap Portfolio     appreciation.              assets in equity          risk, depository
                                                                                 securities of small/mid   receipts risk, equity
SUB-ADVISER:                                                                     capitalization            securities risk, foreign
Capital Guardian Trust                                                           companies, defined to     investment risk, growth
Company                                                                          include companies with    investing risk, manager
                                                                                 capitalizations within    risk, market and company
                                                                                 the range of companies    risk, market
                                                                                 included in the custom    capitalization risk,
                                                                                 Russell 2800 Index.       mid-capitalization
                                                                                 Equity investments        company risk,
                                                                                 include common or         over-the-counter ("OTC")
                                                                                 preferred stocks and      investment risk,
                                                                                 convertible securities.   securities lending risk,
                                                                                 May hold ADRs, EDRs and   small-capitalization
                                                                                 GDRs, May invest in       company risk and value
                                                                                 money market instruments  investing risk.
                                                                                 and repurchase
                                                                                 agreements.

INVESTMENT ADVISER:       ING Capital Guardian        Long-term growth of        Invests at least 80% of   Convertible securities
Directed Services, Inc.   U.S. Equities Portfolio     capital and income.        assets in equity and      risk, depositary
                                                                                 equity-related            receipts risk, equity
SUB-ADVISER:                                                                     securities (including     securities risk, foreign
Capital Guardian Trust                                                           common and preferred      investment risk, growth
Company                                                                          stock and convertible     investing risk, manager
                                                                                 securities such as        risk, market and company
                                                                                 warrants and rights) of   risk, market
                                                                                 issuers located in the    capitalization risk,
                                                                                 U.S. with greater         securities lending risk
                                                                                 consideration given to    and value investing
                                                                                 potential appreciation    risk.
                                                                                 and future dividends
                                                                                 than to current income.
                                                                                 May invest in American,
                                                                                 European and Global
                                                                                 Depositary Receipts;
                                                                                 debt securities, and
                                                                                 cash equivalents.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Columbia Small Cap      Long-term growth of        Invests at least 80% of   Depositary receipts
ING Life Insurance and    Value II Portfolio          capital.                   its assets in equity      risk, foreign investment
Annuity Company                                                                  securities of U.S.        risk, manager risk,
                                                                                 companies whose market    market and company risk,
SUB-ADVISER:                                                                     capitalizations are       other investment
Columbia Management                                                              within the range of the   companies risk,
Advisors, LLC                                                                    companies within the      portfolio turnover risk,
                                                                                 Russell 2000(R) Value     real estate investment
                                                                                 Index and that are        trusts risk, securities
                                                                                 believed to have the      lending risk,
                                                                                 potential for long-term   small-capitalization
                                                                                 growth. May also invest   company risk, stock risk
                                                                                 in real estate            and value investing
                                                                                 investments trusts        risk.
                                                                                 ("REITs"), foreign
                                                                                 equity securities,
                                                                                 depositary receipts, and
                                                                                 other investment
                                                                                 companies, including
                                                                                 exchange-traded funds.
                                                                                 The management team uses
                                                                                 a three-prong approach,
                                                                                 combining fundamental
                                                                                 and quantitative
                                                                                 analysis with risk
                                                                                 management to identify
                                                                                 value opportunities and
                                                                                 construct the portfolio.

INVESTMENT ADVISER:       ING Davis Venture Value     Long-term growth of        Invests the majority of   Diversification risk,
ING Life Insurance and    Portfolio                   capital.                   its assets in equity      equity securities risk,
Annuity Company                                                                  securities issued by      foreign investment risk,
                                                                                 large companies (with     headline risk, industry
SUB-ADVISER:                                                                     market capitalization of  concentration risk,
David Selected Advisers,                                                         at least $10 billion.)    manager risk, market and
L.P.                                                                             May also invest a         company risk,
                                                                                 limited portion of its    mid-capitalization
                                                                                 assets in companies of    company risk and
                                                                                 any size, companies       small-capitalization
                                                                                 whose shares are subject  company risk.
                                                                                 to controversy, foreign
                                                                                 securities and
                                                                                 non-equity securities.
                                                                                 The Portfolio is
                                                                                 non-diversified and may
                                                                                 invest a higher
                                                                                 percentage if its assets
                                                                                 in any one issuer.

INVESTMENT ADVISER:       ING Disciplined Small       Seeks to outperform the    Invests at least 80% of   Derivatives risk, equity
ING Investments, LLC      Cap Value Portfolio         total return performance   its assets in securities  securities risk, index
                                                      of the Russell 2000(R)     of small-capitalization   strategy risk, manager
SUB-ADVISER:                                          Value Index by investing   companies included in     risk, securities lending
ING Investment                                        in common stocks of        the Russell 2000(R)       risk,
Management, Co.                                       small companies whose      Value Index. In managing  small-capitalization
                                                      stock prices are           the Portfolio, the        company risk and value
                                                      believed to be             Sub-Adviser attempts to   investing risk.
                                                      undervalued.               achieve the Portfolio's
                                                                                 objective by
                                                                                 overweighting those
                                                                                 stocks in the Russell
                                                                                 2000(R) Value Index that
                                                                                 the Sub-Adviser believes
                                                                                 will outperform the
                                                                                 index, and
                                                                                 underweighting (or
                                                                                 avoiding altogether)
                                                                                 those stocks in the
                                                                                 Russell 2000(R) Value
                                                                                 Index that the
                                                                                 Sub-Adviser believes
                                                                                 will underperform the
                                                                                 index. May also invest
                                                                                 in derivative
                                                                                 instruments.

INVESTMENT ADVISER:       ING Eagle Asset Capital     Capital appreciation.      Invests at                Convertible securities
Directed Services, Inc.   Appreciation Portfolio      Dividend income is a       least 80% of assets in    risk, derivatives risk,
                                                      secondary objective.       equity securities of      equity securities risk,
SUB-ADVISER:                                                                     domestic and foreign      foreign investment risk,
Eagle Asset Management,                                                          issuers that meet         manager risk, market and
Inc.                                                                             quantitative standards    company risk, market
                                                                                 relating to financial     capitalization risk and
                                                                                 soundness and high        portfolio turnover risk.
                                                                                 intrinsic value relative
                                                                                 to price. Equity
                                                                                 securities include
                                                                                 common stocks,
                                                                                 convertible securities,
                                                                                 options on equities, and
                                                                                 rights and warrants. May
                                                                                 invest up to 25% of its
                                                                                 total assets in foreign
                                                                                 issuers and use
                                                                                 derivatives. May put
                                                                                 write covered put and
                                                                                 call options that expose
                                                                                 up to 55% of assets and
                                                                                 may enter into futures
                                                                                 contracts and options
                                                                                 thereon and currency
                                                                                 hedging transactions.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Evergreen Omega         Long-term capital          Invests primarily in      Convertible securities
Directed Services, Inc.   Portfolio                   growth.                    common stocks and         risk, equity securities
                                                                                 securities convertible    risk, foreign investment
SUB-ADVISER:                                                                     into common stocks of     risk, growth investing
Evergreen Investment                                                             U.S. companies across     risk, investment style
Management Company, LLC                                                          all market                risk, manager risk,
                                                                                 capitalizations. May      market capitalization
                                                                                 also invest up to 25% of  risk, mid-capitalization
                                                                                 assets in foreign         company risk, portfolio
                                                                                 securities.               turnover risk, price
                                                                                                           volatility risk, and
                                                                                                           small-capitalization
                                                                                                           company risk.

INVESTMENT ADVISER:       ING FMR(SM) Diversified     Long-term growth of        Invests at least 80% of   Derivatives risk,
Directed Services, Inc.   Mid Cap Portfolio           capital.                   assets in securities of   emerging markets risk,
                                                                                 companies with medium     equities securities
SUB-ADVISER:                                                                     market capitalizations    risk, foreign investment
Fidelity Management &                                                            (defined as those whose   risk, growth investing
Research Company                                                                 market capitalizations    risk, manager risk,
                                                                                 are similar to the        market and company risk,
                                                                                 market capitalizations    market capitalization
                                                                                 of companies in the       risk, mid-capitalization
                                                                                 Russell Midcap(R) Index   company risk, other
                                                                                 or the S&P Midcap 400     investment companies
                                                                                 Index). May invest in     risk, securities lending
                                                                                 smaller or larger market  risks, portfolio
                                                                                 capitalizations. May      turnover risk,
                                                                                 invest up to 25% of       small-capitalization
                                                                                 assets in foreign         company risk, and value
                                                                                 securities, including     investing risk.
                                                                                 emerging markets and may
                                                                                 buy and sell futures
                                                                                 contracts and other
                                                                                 investment companies.

INVESTMENT ADVISER:       ING FMR(SM) Earnings        Seeks growth of capital    Invests primarily         Derivatives risk, equity
Directed Services, Inc.   Growth Portfolio            over the long term.        in common stocks in       securities risk, foreign
                                                                                 which the Sub-Adviser     investment risk, growth
SUB-ADVISER:                                                                     believes have             investing risk, manager
Fidelity Management &                                                            above-average growth      risk, market and company
Research Company                                                                 potential. May invest in  risk, other investment
                                                                                 securities of foreign     companies risk, and
                                                                                 issuers and may use       portfolio turnover risk.
                                                                                 various techniques such
                                                                                 as buying and selling
                                                                                 futures contracts and
                                                                                 other investment
                                                                                 companies, including
                                                                                 exchange-traded funds.

INVESTMENT ADVISER:       ING Franklin Income         Seeks to maximize income   Invests in a diversified  Call risk, convertible
Directed Services, Inc.   Portfolio                   while maintaining          portfolio of debt and     securities risk, debt
                                                      prospects for capital      equity securities. Debt   securities risk,
SUB-ADVISER:                                          appreciation.              securities in which the   depositary receipts
Franklin Advisers, Inc.                                                          Portfolio will invest     risk, equity securities
                                                                                 include bonds, notes and  risk, foreign investment
                                                                                 debentures, among         risk, high yield,
                                                                                 others. Equity            lower-grade debt
                                                                                 securities include        securities risk, income
                                                                                 common stocks, preferred  risk, interest rate
                                                                                 stocks and convertible    risk, manager risk,
                                                                                 securities, among         market trends risk
                                                                                 others. The Portfolio     market and company risk,
                                                                                 may invest up to 100% of  maturity risk, portfolio
                                                                                 total assets in debt      turnover risk, price
                                                                                 securities that are       volatility risk,
                                                                                 rated below investment    securities lending risk,
                                                                                 grade, but it is not      U.S. government
                                                                                 currently expected that   securities and
                                                                                 the Portfolio will        obligations risk and
                                                                                 invest more than 50% of   value investing risk.
                                                                                 its assets in these
                                                                                 securities. May invest
                                                                                 up to 25% of its assets
                                                                                 in foreign securities.
                                                                                 It ordinarily buys
                                                                                 foreign securities that
                                                                                 are traded in the U.S.
                                                                                 or American Depositary
                                                                                 Receipts. May invest up
                                                                                 to 100% of the
                                                                                 Portfolio's assets in a
                                                                                 temporary defensive
                                                                                 manner by holding all or
                                                                                 a substantial portion of
                                                                                 its assets in cash, cash
                                                                                 equivalents or other
                                                                                 high quality short-term
                                                                                 investments. Temporary
                                                                                 defensive investments
                                                                                 generally may include
                                                                                 short-term U.S.
                                                                                 government securities,
                                                                                 commercial paper, bank
                                                                                 obligations, repurchase
                                                                                 agreements, money market
                                                                                 fund shares and other
                                                                                 money market
                                                                                 instruments.

--------------------------------------------------------------------------------
   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Fundamental Research    Seeks to maximize total    Invests at least 65% of   Convertible securities
ING Life Insurance and    Portfolio                   return through             its total assets in       risk, derivatives risk,
Annuity Company                                       investments in a           common stocks and         foreign investment risk,
                                                      diversified portfolio of   securities convertible    initial public offerings
SUB-ADVISER:                                          common stocks and          into common stocks. May   "IPO" risk, market and
ING Investment                                        securities convertible     also invest in            company risk, market
Management Co.                                        into common stocks.        derivatives. Emphasizes   trends risk,
                                                                                 stocks of larger          mid-capitalization
                                                                                 companies. May invest in  company risk, other
                                                                                 mid-capitalization        investment companies
                                                                                 companies and may invest  risk, and securities
                                                                                 up to 25% in foreign      lending risk.
                                                                                 securities.

INVESTMENT ADVISER:       ING Global Real Estate      Seeks to provide high      Invests at least 80% of   Diversification risk,
ING Investments, LLC      Portfolio                   total return.              its assets in equity      foreign investment risk,
                                                                                 securities of companies   inability to sell
SUB-ADVISER:                                                                     that are principally      securities risk,
ING Clarion Real Estate                                                          engaged in the real       industry concentration
Securities L.P.                                                                  estate industry           risk, market trends
                                                                                 (deriving at least 50%    risk, mortgage-related
                                                                                 of their total revenues   securities risk,
                                                                                 or earnings from owning,  portfolio turnover risk,
                                                                                 operating, developing     price volatility risk,
                                                                                 and/or managing real      real estate investment
                                                                                 estate.) The portfolio    trusts risk and
                                                                                 will have investments     securities lending risk.
                                                                                 located in a number of
                                                                                 different countries
                                                                                 located throughout the
                                                                                 world, including the
                                                                                 United States.
                                                                                 Generally, invests in
                                                                                 common stocks of large-,
                                                                                 mid- and small-sized
                                                                                 companies, including
                                                                                 real estate investment
                                                                                 trusts ("REITs"). The
                                                                                 Portfolio is
                                                                                 non-diversified, and may
                                                                                 invest a significant
                                                                                 portion of its assets in
                                                                                 a single issuer.

INVESTMENT ADVISER:       ING International           Long-term growth of        Invests at least 65% of   Call risk, convertible
Directed Services, Inc.   Portfolio                   capital.                   its assets in equity      securities risk,
                                                                                 securities (including     currency risk, debt
SUB-ADVISER:                                                                     common and preferred      securities risk,
ING Investment                                                                   stocks, warrants and      derivatives risk,
Management Co.                                                                   convertible securities)   emerging markets risk,
                                                                                 of issuers of any         equity securities risk,
                                                                                 market-capitalization     foreign investment risk,
                                                                                 (but primarily large cap  interest rate risk,
                                                                                 companies) located in a   liquidity risk, manager
                                                                                 number of different       risk, market and company
                                                                                 countries outside of the  risk, market
                                                                                 U.S., including emerging  capitalization risk,
                                                                                 markets. May also invest  market trends risk,
                                                                                 in government debt        mid-capitalization
                                                                                 securities of developed   company risk, portfolio
                                                                                 foreign countries. May    turnover risk,
                                                                                 invest up to 35% in       securities lending risk
                                                                                 securities of U.S.        and small-capitalization
                                                                                 issuers including         company risk.
                                                                                 investment-grade
                                                                                 government and corporate
                                                                                 debt securities.

INVESTMENT ADVISER:       ING Janus Contrarian        Capital appreciation.      Invests at least 80% of   Call risk, debt
Directed Services, Inc.   Portfolio                                              net assets in equity      securities risk,
                                                                                 securities with the       depositary receipts
SUB-ADVISER:                                                                     potential for long-term   risk, derivatives risk,
Janus Capital Management                                                         growth of capital. The    diversification risk,
LLC                                                                              Portfolio is              equity securities risk,
                                                                                 non-diversified. May      foreign investment risk,
                                                                                 also invest in foreign    high-yield, lower-grade
                                                                                 equity and debt           debt securities risk,
                                                                                 securities, up to 20% in  interest rate risk,
                                                                                 high yield debt           liquidity risk, manager
                                                                                 securities (junk bonds);  risk, market and company
                                                                                 derivatives; securities   risk, market
                                                                                 purchased on a            capitalization risk,
                                                                                 when-issued, delayed      maturity risk,
                                                                                 delivery or forward       mid-capitalization
                                                                                 commitment basis;         company risk, sector
                                                                                 illiquid securities (up   risk, securities lending
                                                                                 to 15%) and may invest    risk,
                                                                                 more than 25% of its      small-capitalization
                                                                                 total assets in           company risk, special
                                                                                 securities of companies   situations risk and
                                                                                 in one or more market     value investing risk.
                                                                                 sectors.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING JPMorgan Emerging       Capital appreciation.      Invests at least 80% of   Call risk, convertible
Directed Services, Inc.   Markets Equity Portfolio                               its assets in securities  securities risk,
                                                                                 of issuers located in at  currency risk, debt
SUB-ADVISER:                                                                     least three countries     securities risk,
J.P. Morgan Investment                                                           with emerging securities  depositary receipts
Management Inc.                                                                  markets. Equity           risk, derivatives risk,
                                                                                 securities in which the   emerging markets risk,
                                                                                 Portfolio may invest      equity securities risk,
                                                                                 includes common and       foreign investment risk,
                                                                                 preferred stocks,         high-yield, lower-grade
                                                                                 convertible securities,   debt securities risk,
                                                                                 depositary receipts,      liquidity risk, manager
                                                                                 rights and warrants to    risk, market and company
                                                                                 buy common stocks and     risk, mortgage-related
                                                                                 privately placed          securities, other
                                                                                 securities and other      investment companies
                                                                                 investment companies.     risk, portfolio turnover
                                                                                 May invest in             risk, security lending
                                                                                 derivatives,              risk, and
                                                                                 high-quality, short-term  small-capitalization
                                                                                 money market instruments  company risk.
                                                                                 and repurchase
                                                                                 agreements. May invest
                                                                                 in debt securities,
                                                                                 including high-yield
                                                                                 securities (junk bonds)
                                                                                 and mortgage-related
                                                                                 securities. May enter
                                                                                 into dollar rolls.

INVESTMENT ADVISER:       ING JPMorgan                Long-term growth of        Invests at least 65% of   Credit risk, currency
ING Life Insurance and    International Portfolio     capital.                   assets in equity          risk, debt securities
Annuity Company                                                                  securities of foreign     risk, emerging markets
                                                                                 companies with high       risk, equity securities
SUB-ADVISER:                                                                     growth potential located  risk, foreign investment
J.P. Morgan Asset                                                                in several countries      risk, geographic focus
Management (London)                                                              other than the U.S.       risk, high-yield,
Limited                                                                          (including those located  lower-grade debt
                                                                                 in countries with         securities risk,
                                                                                 emerging market           interest rate risk, and
                                                                                 economies). May invest    market and company risk.
                                                                                 in debt securities
                                                                                 issued by foreign and
                                                                                 U.S. companies including
                                                                                 non-investment grade
                                                                                 debt securities.

INVESTMENT ADVISER:       ING JPMorgan Mid Cap        Growth from capital        Invests at least 80% of   Convertible securities
ING Life Insurance and    Value Portfolio             appreciation.              assets in common stocks   risk depositary receipts
Annuity Company                                                                  of companies with market  risk, derivatives risk,
                                                                                 capitalizations of $1     diversification risk,
SUB-ADVISER:                                                                     billion and $20 billion.  foreign investment risk,
J.P. Morgan Investment                                                           Normally invests in       interest rate risk,
Management, Inc.                                                                 securities that are       market and company risk,
                                                                                 traded on registered      mid-capitalization
                                                                                 exchanges or the          company risk and
                                                                                 over-the-counter market   over-the-counter ("OTC")
                                                                                 in the United States.     investment risk.
                                                                                 May invest in other
                                                                                 equity securities,
                                                                                 including depositary
                                                                                 receipts; convertible
                                                                                 and foreign securities
                                                                                 (which may take the form
                                                                                 of depositary receipts);
                                                                                 and derivatives.

INVESTMENT ADVISER:       ING JPMorgan Small Cap      Capital growth over the    Invests at least 80% of   Convertible securities
Directed Services, Inc.   Equity Portfolio            long term.                 its total assets in       risk, depository
                                                                                 equity securities of      receipts risk,
SUB-ADVISER:                                                                     small-cap companies       derivatives risk, equity
J.P. Morgan Investment                                                           (defined as those with    securities risk, foreign
Management Inc.                                                                  market capitalization     investment risk, growth
                                                                                 equal to those within a   investing risk, manager
                                                                                 universe of Russell       risk, market and company
                                                                                 2000(R) Index stocks).    risk, market
                                                                                 May also invest up to     capitalization risk,
                                                                                 20% of its total assets   mid-capitalization
                                                                                 in: foreign securities,   company risk,
                                                                                 including depositary      mortgage-related
                                                                                 receipts, convertible     securities risk,
                                                                                 securities, high-quality  portfolio turnover risk,
                                                                                 money market instruments  real estate investment
                                                                                 and repurchase            trusts risk,
                                                                                 agreements; and may       small-capitalization
                                                                                 invest in real estate     company risk, and value
                                                                                 investment trusts and     investing risk.
                                                                                 derivatives.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING JPMorgan Value          Long-term capital          Invests at least 80% of   Convertible securities
Directed Services, Inc.   Opportunities Portfolio     appreciation.              it assets in equity       risk, depository
                                                                                 securities of mid- and    receipts risk,
SUB-ADVISER:                                                                     large-capitalization      derivatives risk, equity
J.P. Morgan Investment                                                           companies                 securities risk,
Management Inc.                                                                  (mid-capitalization       interest rate risk,
                                                                                 companies are those with  investment style risk,
                                                                                 market capitalizations    manager risk, market and
                                                                                 between $2 billion and    company risk, market
                                                                                 $5 billion and            capitalization risk,
                                                                                 large-capitalization      mid-capitalization
                                                                                 companies are those with  company risk,
                                                                                 market capitalization     mortgage-related
                                                                                 over $5 billion). Equity  securities risk, other
                                                                                 securities in which the   investment companies
                                                                                 Portfolio may invest      risk, price volatility
                                                                                 include common stocks,    risk and value investing
                                                                                 preferred stocks,         risk.
                                                                                 convertible securities,
                                                                                 depositary receipts and
                                                                                 warrants to buy common
                                                                                 stocks. May invest in
                                                                                 shares of investment
                                                                                 companies May invest in
                                                                                 derivatives,
                                                                                 mortgage-related
                                                                                 securities issued by
                                                                                 government entities and
                                                                                 private issuers, and
                                                                                 high-quality money
                                                                                 market instruments and
                                                                                 repurchase agreements.

INVESTMENT ADVISER:       ING Julius Baer Foreign     Long-term growth of        Invests at least 80% of   Call risk, convertible
Directed Services, Inc.   Portfolio                   capital.                   assets in international   securities risk, debt
                                                                                 equity securities         securities risk,
SUB-ADVISER:                                                                     outside the United        derivatives risk,
Julius Baer Investment                                                           States, including common  emerging markets risk,
Management LLC                                                                   and preferred stocks,     equity securities risk,
                                                                                 American, European and    foreign investment risk,
                                                                                 Global Depositary         growth investing risk,
                                                                                 Receipts, convertible     high-yield, lower-grade
                                                                                 securities, rights,       debt securities risk,
                                                                                 warrants and other        liquidity risk, market
                                                                                 investment companies,     and company risk, market
                                                                                 including                 capitalization risk,
                                                                                 exchange-traded funds.    mid-capitalization
                                                                                 Normally has a bias       company risk, other
                                                                                 towards larger companies  investment companies
                                                                                 (e.g., with market        risk, portfolio turnover
                                                                                 capitalizations of $10    risk, price volatility
                                                                                 billion or greater), but  risk, securities lending
                                                                                 may also invest in        risk, small company risk
                                                                                 small- and mid-sized      and value investing
                                                                                 companies. May invest up  risk.
                                                                                 to 25% of assets in
                                                                                 issuers in emerging
                                                                                 markets and may invest
                                                                                 in debt securities (up
                                                                                 to 10% in non-investment
                                                                                 grade bonds). May invest
                                                                                 in derivatives and may
                                                                                 lend its portfolio
                                                                                 securities. Will invest
                                                                                 at least 65% in no fewer
                                                                                 than three different
                                                                                 companies located
                                                                                 outside the U.S.

INVESTMENT ADVISER:       ING Legg Mason Partners     Long-term growth of        Invests at least 80% of   Convertible securities
ING Life Insurance and    Aggressive Growth           capital.                   assets in common stocks   risk, currency risk,
Annuity Company           Portfolio                                              and related securities,   depositary receipts
                                                                                 such as preferred stock,  risk, emerging growth
SUB-ADVISER:                                                                     convertible securities    risk, emerging markets
Salomon Brothers Asset                                                           and depositary receipts,  risk, foreign investment
Management Inc.                                                                  of emerging growth        risk, issuer
                                                                                 companies. Invests in     concentration risk,
                                                                                 securities of large well  market and company risk,
                                                                                 known companies but may   mid-capitalization
                                                                                 also invest in small- to  company risk,
                                                                                 medium-sized companies.   over-the-counter ("OTC")
                                                                                 Investments may include   investment risk and
                                                                                 securities listed on a    small-capitalization
                                                                                 securities exchange or    company risk.
                                                                                 traded in the over the
                                                                                 counter markets. May
                                                                                 invest in foreign
                                                                                 securities; (including
                                                                                 emerging market
                                                                                 securities) and may have
                                                                                 exposure to foreign
                                                                                 currencies.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Legg Mason Partners     Capital appreciation       Invests primarily in      Borrowing and leverage
Directed Services, Inc.   All Cap Portfolio           through investment in      common stocks and common  risk, call risk,
                                                      securities believed to     stock equivalents, such   convertible securities
SUB-ADVISER:                                          have above-average         as preferred stocks and   risk, debt securities,
Salomon Brothers Asset                                capital appreciation       convertibles, typically   derivatives risk,
Management Inc                                        potential.                 of large, well-known      diversification risk,
                                                                                 companies, but may also   emerging markets risk,
                                                                                 invest a significant      equity securities risk,
                                                                                 portion of its assets in  growth investing risk,
                                                                                 securities of small to    foreign investment risk,
                                                                                 medium-sized companies.   investment models risk,
                                                                                 May invest in             manager risk, market and
                                                                                 non-dividend paying       company risk, market
                                                                                 common stocks and         capitalization risk,
                                                                                 foreign securities        mid-capitalization
                                                                                 including emerging        company risk, portfolio
                                                                                 market issuers, ADRs,     turnover risk,
                                                                                 EDRs and GDRs. May        restricted and illiquid
                                                                                 invest in cash            securities risk,
                                                                                 equivalents, debt         securities lending risk,
                                                                                 securities; illiquid      small-capitalization
                                                                                 securities and            company risk and value
                                                                                 derivatives. May borrow   investing risk.
                                                                                 up to 15% of its assets.
                                                                                 The Portfolio is
                                                                                 non-diversified.

INVESTMENT ADVISER:       ING Legg Mason Value        Long-term growth of        Invests primarily in      Call risk, convertible
Directed Services, Inc.   Portfolio                   capital.                   equity securities,        securities risk, credit
                                                                                 including foreign         risk, currency risk,
SUB-ADVISER:                                                                     securities. Generally     debt securities risk,
Legg Mason Capital                                                               invests in companies      diversification risk,
Management, Inc.                                                                 with market               equity securities risk,
                                                                                 capitalization greater    foreign investment risk,
                                                                                 than $5 billion, but may  growth investing risk,
                                                                                 invest in companies of    high-yield, lower-grade
                                                                                 any size. May also        debt securities risk,
                                                                                 invest in convertible     interest rate risk,
                                                                                 and debt securities. May  investment models risk,
                                                                                 invest up to 25% of       manager risk, market and
                                                                                 assets in long-term debt  company risk, market
                                                                                 securities, and up to     trends risk,
                                                                                 10% of in high-yield      mid-capitalization
                                                                                 debt securities ("junk    company risk,
                                                                                 bonds"). The Portfolio    over-the-counter ("OTC")
                                                                                 is non-diversified.       investment risk,
                                                                                                           small-capitalization
                                                                                                           company risk and value
                                                                                                           investing risk.

INVESTMENT ADVISER:       ING Liquid Assets           High level of current      Invests in a portfolio    Credit risk, interest
Directed Services, Inc.   Portfolio                   income consistent with     of high-quality, U.S.     rate risk, manager risk,
                                                      the preservation of        dollar denominated        mortgage-related
SUB-ADVISER:                                          capital and liquidity.     short-term debt           securities risk, sector
ING Investment                                                                   securities that are       risk, and U.S.
Management Co.                                                                   determined by the         government securities
                                                                                 Sub-Adviser to present    and obligations risk.
                                                                                 minimal credit risks.
                                                                                 Obligations in which the
                                                                                 Portfolio invests
                                                                                 generally have remaining
                                                                                 maturities of 397 days
                                                                                 or less, although upon
                                                                                 satisfying certain
                                                                                 conditions of Rule 2a-7,
                                                                                 the Portfolio may, to
                                                                                 the extent otherwise
                                                                                 permissible, invest in
                                                                                 instruments subject to
                                                                                 repurchase agreements
                                                                                 and certain variable and
                                                                                 floating rate
                                                                                 obligations that bear
                                                                                 longer final maturities.
                                                                                 May invest in
                                                                                 obligations permitted to
                                                                                 be purchased under Rule
                                                                                 2a-7. May invest more
                                                                                 than 25% of its total
                                                                                 assets in instruments
                                                                                 issued by domestic
                                                                                 banks. May significantly
                                                                                 invest in securities
                                                                                 issued by financial
                                                                                 services companies,
                                                                                 banks and bank holding
                                                                                 companies, investment
                                                                                 banks, trust companies,
                                                                                 insurance companies,
                                                                                 finance companies, and
                                                                                 broker-dealers. May
                                                                                 purchase securities on a
                                                                                 when-issued basis and
                                                                                 purchase or sell them on
                                                                                 a forward commitment
                                                                                 basis. May also invest
                                                                                 in variable rate master
                                                                                 demand obligations.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Lord Abbett             Long-term growth of        Invests primarily in      Convertible securities
Directed Services, Inc.   Afiliated Portfolio         capital. Current income    equity securities of      risk, depository
                                                      is a secondary             large, seasoned, U.S.     receipts risk,
SUB-ADVISER:                                          objective.                 and multinational         derivatives risk, equity
Lord, Abbett & Co., LLC                                                          companies (those          securities risk, foreign
                                                                                 companies in the Russell  investment risk, manager
                                                                                 1000(R) Index). May       risk, market
                                                                                 invest up to 10% of its   capitalization risk,
                                                                                 assets in foreign         market and company risk,
                                                                                 securities and also may   portfolio turnover risk,
                                                                                 invest in American        and value investing
                                                                                 Depositary Receipts and   risk.
                                                                                 similar depositary
                                                                                 receipts, which are not
                                                                                 subject to the 10% limit
                                                                                 on investment. The
                                                                                 Portfolio may invest in
                                                                                 convertible bonds and
                                                                                 convertible preferred
                                                                                 stock, and in
                                                                                 derivatives and similar
                                                                                 instruments.

INVESTMENT ADVISER:       ING Lord Abbett U.S.        High current income        Invests at least 80% of   Call risk, derivatives
ING Life Insurance and    Government Securities       consistent with            its net assets, plus the  risk, interest rate
Annuity Company           Portfolio                   reasonable risk.           amount of any borrowings  risk, leveraging risk,
                                                                                 for investment purposes,  manager risk, market and
SUB-ADVISER:                                                                     in U.S. government        company risk,
Lord, Abbett & Co. LLC                                                           securities. These         mortgage-related
                                                                                 securities include        securities risk,
                                                                                 obligations issued by     portfolio turnover risk,
                                                                                 the U.S. Treasury and     prepayment risk, price
                                                                                 certain obligations       volatility risk, U.S.
                                                                                 issued or guaranteed by   government securities
                                                                                 U.S. Government agencies  and obligations risk and
                                                                                 and U.S.                  zero-coupon risk.
                                                                                 Government-sponsored
                                                                                 enterprises, such as:
                                                                                 Federal Home Loan
                                                                                 Mortgage Corporation;
                                                                                 Federal National
                                                                                 Mortgage Association;
                                                                                 Federal Farm Credit
                                                                                 Bank; and Government
                                                                                 National Mortgage
                                                                                 Association. May invest
                                                                                 in derivative and
                                                                                 similar instruments,
                                                                                 including options,
                                                                                 futures, forward
                                                                                 contracts, swap
                                                                                 agreements, warrants and
                                                                                 rights. May also invest
                                                                                 extensively in
                                                                                 mortgage-related
                                                                                 securities and also may
                                                                                 invest in other
                                                                                 asset-backed securities.

INVESTMENT ADVISER:       ING Marsico Growth          Capital appreciation.      Invests primarily in      Derivatives risk,
Directed Services, Inc.   Portfolio                                              equity securities of      emerging markets risk,
                                                                                 companies selected for    equity securities risk,
SUB-ADVISER:                                                                     their growth potential.   foreign investment risk,
Marsico Capital                                                                  Will normally hold a      growth investing risk,
Management, LLC                                                                  core position of between  investment model risk,
                                                                                 35 and 50 common stocks   manager risk, market and
                                                                                 primarily emphasizing     company risk, market
                                                                                 larger companies. (those  capitalization risk,
                                                                                 with market               market trends risk,
                                                                                 capitalizations of $4     portfolio turnover risk,
                                                                                 billion or more). May     price volatility risk,
                                                                                 also invest in foreign    sector risk and
                                                                                 securities (including     securities lending risk.
                                                                                 emerging markets) and
                                                                                 forward foreign currency
                                                                                 contracts, futures and
                                                                                 options. Substantial
                                                                                 cash holdings in the
                                                                                 absence of attractive
                                                                                 investment
                                                                                 opportunities; and, from
                                                                                 time to time, investment
                                                                                 of more than 25% assets
                                                                                 in securities of
                                                                                 companies in one or more
                                                                                 market sectors.
                                                                                 Generally will not
                                                                                 invest more than 25% of
                                                                                 assets in a particular
                                                                                 industry within a
                                                                                 sector.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Marsico                 Seeks long-term growth     Invests at least 65% of   Currency risk,
Directed Services, Inc.   International               of capital.                its total assets in       derivatives risk,
                          Opportunities Portfolio                                common stocks of foreign  emerging markets risk,
SUB-ADVISER:                                                                     companies. May invest in  equity securities risk,
Marsico Capital                                                                  companies of any size     foreign investment risk,
Management, LLC                                                                  throughout the world.     growth investing risk,
                                                                                 Invests in issuers from   investment models risk,
                                                                                 a number of different     liquidity risk, manager
                                                                                 countries not including   risk, market and company
                                                                                 the United States and     risk, market
                                                                                 generally maintains a     capitalization risk,
                                                                                 core position of between  market trends risk,
                                                                                 35 and 50 common stocks.  over-the-counter ("OTC")
                                                                                 May use options, futures  investment risk,
                                                                                 and foreign currency      portfolio turnover risk,
                                                                                 contracts. May invest in  price volatility risk
                                                                                 emerging markets. Up to   and sector risk.
                                                                                 10% in fixed-income
                                                                                 securities. May invest
                                                                                 up to 5% in high-yield
                                                                                 bonds and mortgage and
                                                                                 asset-backed securities.
                                                                                 May invest up to 15% in
                                                                                 illiquid securities. May
                                                                                 invest more than 25% of
                                                                                 its total assets in
                                                                                 securities of companies
                                                                                 in a single market
                                                                                 sector, though it will
                                                                                 not invest more than 25%
                                                                                 of its total assets in a
                                                                                 particular industry
                                                                                 within a sector.

INVESTMENT ADVISER:       ING Mercury Large Cap       Long-term growth of        Invests at least 80% of   Call risk, convertible
Directed Services, Inc.   Growth Portfolio            capital.                   its assets in equity      securities risk, debt
                                                                                 securities of large       securities risk,
SUB-ADVISER:                                                                     capitalization            depository receipts
Mercury Advisors                                                                 companies, selected from  risk, derivatives risk,
                                                                                 among those which, at     equity securities risk,
                                                                                 the time of investment,   foreign investment risk,
                                                                                 are included in the       growth investing risk,
                                                                                 Russell 1000(R) Growth    interest rate risk,
                                                                                 Index. Up to 10% in       investment models risk,
                                                                                 foreign companies         manager risk, market and
                                                                                 including American and    company risk, market
                                                                                 European depositary       capitalization risk,
                                                                                 receipts. May invest in   maturity risk, portfolio
                                                                                 derivatives, short-term   turnover risk, and U.S.
                                                                                 debt securities,          government securities
                                                                                 non-convertible           and obligations risk.
                                                                                 preferred stocks and
                                                                                 bonds, or government and
                                                                                 money market securities.

INVESTMENT ADVISER:       ING Mercury Large Cap       Long-term growth of        Invests at least 80% of   Borrowing and leverage
Directed Services, Inc.   Value Portfolio             capital.                   its assets in a           risk, call risk,
                                                                                 diversified portfolio of  convertible securities
SUB-ADVISER:                                                                     equity securities of      risk, debt securities
Mercury Advisors                                                                 large-capitalization      risk, depository
                                                                                 companies (those within   receipts risk,
                                                                                 the market-cap range of   derivatives risk, equity
                                                                                 companies included in     securities risk, foreign
                                                                                 the Russell 1000(R)       investment risk,
                                                                                 Value Index). May invest  investment models risk,
                                                                                 up to 10% of its total    liquidity risk, manager
                                                                                 assets in securities      risk, market and company
                                                                                 issued by foreign         risk, market
                                                                                 issuers, including        capitalization risk,
                                                                                 American Depositary       over-the-counter ("OTC")
                                                                                 Receipts. Will generally  investment risk,
                                                                                 limit its foreign         portfolio turnover risk,
                                                                                 securities investments    restricted and illiquid
                                                                                 to ADRs of issuers in     securities risk,
                                                                                 developed countries. May  sovereign debt risk,
                                                                                 also invest in            U.S. government
                                                                                 investment grade          securities and
                                                                                 convertible securities,   obligations risk and
                                                                                 preferred stock,          value investing risk.
                                                                                 illiquid securities,
                                                                                 U.S. government debt
                                                                                 securities of any
                                                                                 maturity, and
                                                                                 derivatives for hedging
                                                                                 purposes. May purchase
                                                                                 or sell securities on a
                                                                                 when issued basis. May
                                                                                 also purchase or sell
                                                                                 securities on a delayed
                                                                                 delivery basis or
                                                                                 through a forward
                                                                                 commitment. May lend up
                                                                                 to 33 1/3% of its total
                                                                                 assets and invest
                                                                                 un-invested cash in
                                                                                 money market funds.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING MFS Capital             Capital appreciation.      Invests at least 65% of   Convertible securities
ING Life Insurance and    Opportunities Portfolio                                assets in common stocks   risk, credit risk,
Annuity Company                                                                  and related securities,   currency risk,
                                                                                 such as preferred         depositary receipts
SUB-ADVISER:                                                                     stocks, convertible       risk, emerging markets
Massachusetts Financial                                                          securities and            risk, equity securities
Services Company                                                                 depositary receipts. May  risk, foreign investment
                                                                                 invest in foreign         risk, and market and
                                                                                 securities, including     company risk
                                                                                 emerging market           over-the-counter ("OTC")
                                                                                 securities. Investments   investment risk,
                                                                                 may include securities    portfolio turnover risk.
                                                                                 listed on a securities
                                                                                 exchange or traded in
                                                                                 the over the counter
                                                                                 markets.

INVESTMENT ADVISER:       ING MFS Mid Cap Growth      Long-term growth of        Invests at least 80% of   Call risk, convertible
Directed Services, Inc.   Portfolio                   capital.                   its assets in common      securities risk, debt
                                                                                 stocks and related        securities risk,
SUB-ADVISER:                                                                     securities (such as       depository receipts
Massachusetts Financial                                                          preferred stocks,         risk, derivatives risk,
Services Company                                                                 convertible securities    emerging markets risk,
                                                                                 and depositary receipts)  foreign investment risk,
                                                                                 of mid-cap companies      growth investing risk,
                                                                                 (defined as those         high-yield, lower-grade
                                                                                 companies with market     debt securities risk,
                                                                                 capitalization of $250    manager risk, market and
                                                                                 million or more but not   company risk, market
                                                                                 exceeding the top range   capitalization risk,
                                                                                 of the Russell Midcap(R)  mid-capitalization
                                                                                 Growth Index). May also   company risk,
                                                                                 invest up to but not      over-the-counter ("OTC")
                                                                                 including 20% of it's     investment risk,
                                                                                 net assets in foreign     securities lending risk
                                                                                 securities (including     and short sales risk.
                                                                                 ADRs and emerging
                                                                                 markets) and up to 10%
                                                                                 of assets in high-yield
                                                                                 bonds ("junk bonds").
                                                                                 The Portfolio may also
                                                                                 engage in short sales
                                                                                 and invest in
                                                                                 derivatives.

INVESTMENT ADVISER:       ING MFS Total Return        Above-average income       Invests in a combination  Allocation risk, call
Directed Services, Inc.   Portfolio                   (compared to a portfolio   of equity and             risk, convertible
                                                      entirely invested in       fixed-income securities.  securities risk, credit
SUB-ADVISER:                                          equity securities)         At least 40% but not      risk, debt securities
Massachusetts Financial                               consistent with the        more than 75% in equity   risk, depositary
Services Company                                      prudent employment of      securities such as        receipts risk,
                                                      capital. A secondary       preferred stock, bonds,   derivatives risk,
                                                      objective is the           warrants or rights        emerging markets risk,
                                                      reasonable opportunity     convertible into stock    equity securities risk,
                                                      for growth of capital      and depositary receipts.  foreign investment risk,
                                                      and income.                At least 25% in           high-yield lower-grade
                                                                                 non-convertible           debt securities risk,
                                                                                 fixed-income securities.  income risk, interest
                                                                                 Focuses on large market   rate risk, liquidity
                                                                                 capitalizations ($5       risk, manager risk,
                                                                                 billion or over).         market and company risk,
                                                                                 Invests in U.S.           market capitalization
                                                                                 government securities,    risk, maturity risk,
                                                                                 mortgage- and             mortgage-related
                                                                                 asset-backed securities   securities risk,
                                                                                 and corporate bonds. May  securities lending risk,
                                                                                 invest up to but not      U.S. government
                                                                                 including 20% in foreign  securities and
                                                                                 securities, up to but     obligations risk and
                                                                                 not including 20% in      value investing risk.
                                                                                 lower rated
                                                                                 non-convertible
                                                                                 fixed-income securities
                                                                                 and comparable unrated
                                                                                 securities. May invest
                                                                                 in zero coupon bonds,
                                                                                 loan participations,
                                                                                 mortgage pass-through
                                                                                 securities and ADRs. May
                                                                                 also invest in
                                                                                 derivatives.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Neuberger Berman        Capital growth.            Invests mainly in common  Derivatives risk, equity
ING Life Insurance and    Partners Portfolio                                     stocks of                 securities risk, foreign
Annuity Company                                                                  mid-capitalization        investment risk,
                                                                                 companies (those          leveraging risk, manager
SUB-ADVISER:                                                                     companies with total      risk, market and company
Neuberger Berman                                                                 market capitalizations    risk, mid-capitalization
Management Inc.                                                                  within the range of the   company risk, portfolio
                                                                                 Russell Midcap(R)         turnover risk, price
                                                                                 Index). In selecting      volatility risk,
                                                                                 investments, the          securities lending risk
                                                                                 Sub-Adviser looks for     and value investing
                                                                                 well-managed companies    risk.
                                                                                 with strong balance
                                                                                 sheets whose stock
                                                                                 prices are undervalued.
                                                                                 May invest a portion of
                                                                                 its assets in derivative
                                                                                 instruments, including
                                                                                 options and futures. May
                                                                                 also invest up to 20% of
                                                                                 its assets in securities
                                                                                 of foreign issuers. May
                                                                                 also engage in borrowing
                                                                                 and lend its securities.

INVESTMENT ADVISER:       ING Neuberger Berman        Capital growth.            Invests mainly in common  Derivatives risk, equity
ING Life Insurance and    Regency Portfolio                                      stocks of                 securities risk, foreign
Annuity Company                                                                  mid-capitalization        investment risk,
                                                                                 companies (those          leveraging risk, manager
SUB-ADVISER:                                                                     companies with total      risk, market and company
Neuberger Berman                                                                 market capitalizations    risk, mid-capitalization
Management Inc.                                                                  within the range of the   company risk, portfolio
                                                                                 Russell Midcap(R)         turnover risk, sector
                                                                                 Index). In selecting      risk, securities lending
                                                                                 investments, the          risk and value investing
                                                                                 Sub-Adviser looks for     risk.
                                                                                 undervalued companies
                                                                                 with high-quality
                                                                                 businesses. From time to
                                                                                 time the Sub-Adviser may
                                                                                 emphasize investment in
                                                                                 sectors that it believes
                                                                                 will benefit from market
                                                                                 or economic trends. May
                                                                                 invest a portion of its
                                                                                 assets in derivative
                                                                                 instruments, including
                                                                                 options and futures. May
                                                                                 invest up to 20% of its
                                                                                 assets in securities of
                                                                                 foreign issuers. May
                                                                                 also engage in borrowing
                                                                                 and lend its securities.

INVESTMENT ADVISER:       ING OpCap Balanced Value    Capital growth, and        Invests at least 25% of   Convertible securities
ING Life Insurance and    Portfolio                   secondarily, investment    its total assets in       risk, credit risk, debt
Annuity Company                                       income.                    equity securities,        securities risk, equity
                                                                                 including common stocks   securities risk,
SUB-ADVISER:                                                                     and preferred stocks      high-yield lower-grade
OpCap Advisors LLC                                                               (typically between 50%    debt securities risk,
                                                                                 to 75% of its total       industry concentration
                                                                                 assets invested in        risk, interest rate
                                                                                 equities), and at least   risk, market and company
                                                                                 25% of total assets in    risk, portfolio turnover
                                                                                 fixed-income senior       risk and U.S. government
                                                                                 securities, including     securities and
                                                                                 bonds, debentures,        obligations risk.
                                                                                 notes, participation
                                                                                 interests in loans,
                                                                                 convertibles, and U.S.
                                                                                 government securities.

INVESTMENT ADVISER:       ING Oppenheimer Global      Capital appreciation.      Invests mainly in         Allocation risk,
ING Life Insurance and    Portfolio                                              companies in the U.S.     currency risk, emerging
Annuity Company                                                                  and foreign countries.    growth risk, emerging
                                                                                 Currently emphasizes      markets risk, equity
SUB-ADVISER:                                                                     investments in developed  securities risk, foreign
OppenheimerFunds, Inc.                                                           market but may also       investment risk,
                                                                                 invest in emerging        geographic focus risk,
                                                                                 markets. The Portfolio    growth investing risk,
                                                                                 does not limit its        industry concentration
                                                                                 investments in a          risk, market and company
                                                                                 particular                risk, mid-capitalization
                                                                                 capitalization range,     company risk, portfolio
                                                                                 but currently focuses     turnover risk and
                                                                                 its investments in mid-   small-capitalization
                                                                                 and large-cap companies.  company risk.
                                                                                 The Portfolio will
                                                                                 invest in a number of
                                                                                 different countries (one
                                                                                 of which may be the
                                                                                 United States).

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Oppenheimer Main        Long-term growth of        Invests mainly in common  Call risk, debt
Directed Services, Inc.   Street Portfolio(R)         capital and future         stocks of U.S. companies  securities risk, equity
                                                      income.                    of different              securities risk,
SUB-ADVISER:                                                                     capitalization ranges,    investment models risk,
OppenheimerFunds, Inc.                                                           presently focusing on     manager risk, market and
                                                                                 large-capitalization      company risk, market
                                                                                 issuers. It also can      capitalization risk,
                                                                                 invest in debt            mid-capitalization
                                                                                 securities, such as       company risk, portfolio
                                                                                 bonds and debentures,     turnover risk,
                                                                                 but does not currently    securities lending risk
                                                                                 emphasize these           and small-capitalization
                                                                                 investments.              company risk.

INVESTMENT ADVISER:       ING Oppenheimer             High level of current      Invests in debt           Call risk, credit risk,
ING Life Insurance and    Strategic Income            income principally         securities of issuers in  derivatives risk, debt
Annuity Company           Portfolio                   derived from interest on   three market sectors:     securities risk,
                                                      debt securities.           foreign governments and   derivatives risk,
SUB-ADVISER:                                                                     companies; U.S.           emerging markets risk,
OppenheimerFunds, Inc.                                                           government securities;    foreign investment risk,
                                                                                 and lower-grade           high-yield, lower-grade
                                                                                 high-yield securities of  debt securities risk,
                                                                                 U.S. and foreign          interest rate risk,
                                                                                 companies. May invest up  manager risk,
                                                                                 to 100% of assets in any  mortgage-related
                                                                                 one sector at any time.   securities risk,
                                                                                 The Portfolio can invest  portfolio turnover risk,
                                                                                 in securities having      prepayment risk, sector
                                                                                 short-, medium-, or       risk, U.S. government
                                                                                 long-term maturities and  securities and
                                                                                 may invest without limit  obligations risk, and
                                                                                 in lower-grade,           zero coupon risk.
                                                                                 high-yield debt
                                                                                 obligations, also called
                                                                                 "junk bonds." Foreign
                                                                                 investments can include
                                                                                 debt securities of
                                                                                 issuers in developed
                                                                                 markets as well as
                                                                                 emerging markets. Can
                                                                                 use hedging instruments
                                                                                 and certain derivatives.

INVESTMENT ADVISER:       ING PIMCO Core Bond         Maximum total return,      Invests at least 80% of   Borrowing and leverage
Directed Services, Inc.   Portfolio                   consistent with            assets (plus borrowings   risk, call risk,
                                                      preservation of capital    for investment purposes)  convertible securities
SUB-ADVISER:                                          and prudent investment     in debt securities of     risk, credit risk,
Pacific Investment                                    management.                varying maturities, with  currency risk, debt
Management Company LLC                                                           a portfolio duration      securities risk,
                                                                                 that normally varies      derivatives risk,
                                                                                 within a three to six     emerging markets risk,
                                                                                 year time frame,          foreign investment risk,
                                                                                 including up to 10% in    high-yield, lower-grade
                                                                                 high-yield debt           debt securities risk,
                                                                                 securities ("junk         interest rate risk,
                                                                                 bonds"); U.S. government  leveraging risk,
                                                                                 securities; corporate     liquidity risk, manager
                                                                                 debt securities of U.S.   risk, market and company
                                                                                 and non-U.S. including    risk, mortgage-related
                                                                                 convertible securities,   securities risk,
                                                                                 preferred stock,          portfolio turnover risk,
                                                                                 corporate commercial      securities lending risk
                                                                                 paper, "Yankee" dollars   and U.S. government
                                                                                 and Euros;                securities and
                                                                                 mortgage-backed and       obligations risk.
                                                                                 other asset backed
                                                                                 securities issuers
                                                                                 inflation-indexed bonds;
                                                                                 structured notes; event
                                                                                 linked bonds and loan
                                                                                 participations, delalyed
                                                                                 funding loans (see the
                                                                                 prospectus for the rest)
                                                                                 and derivatives. The
                                                                                 Portfolio may invest up
                                                                                 to 10% of its total
                                                                                 assets in securities of
                                                                                 issuers based in
                                                                                 countries with
                                                                                 developing (or "emerging
                                                                                 markets") economies. May
                                                                                 engage in derivatives
                                                                                 transactions.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING PIMCO High Yield        Maximum total return,      Invests at least 80% of   Borrowing and leverage
Directed Services, Inc.   Portfolio                   consistent with            assets (plus borrowings   risk, call risk,
                                                      preservation of capital    for investment purposes)  convertible securities
SUB-ADVISER:                                          and prudent investment     in a diversified          risk, credit risk,
Pacific Investment                                    management.                portfolio of high yield   currency risk, debt
Management Company LLC                                                           securities ("junk         securities risk,
                                                                                 bonds") rated below       derivatives risk,
                                                                                 investment grade but      emerging markets risk,
                                                                                 rated at least CCC/Caa    foreign investment risk,
                                                                                 by Moody's Investors      high-yield, lower-grade
                                                                                 Service, Inc., Standard   debt securities risk,
                                                                                 and Poor's Rating         interest rate risk,
                                                                                 Service, or Fitch, or if  liquidity risk, manager
                                                                                 unrated, determined to    risk, market and company
                                                                                 be of comparable          risk, mortgage-related
                                                                                 quality, subject to a     securities risk,
                                                                                 maximum of 5% of total    securities lending risk
                                                                                 assets in CCC/Caa         and U.S. government
                                                                                 securities. The           securities and
                                                                                 remainder of assets may   obligations risk.
                                                                                 be invested in
                                                                                 investment grade
                                                                                 fixed-income
                                                                                 investments. May also
                                                                                 invest up to 20% in
                                                                                 non-US
                                                                                 dollar-denominated
                                                                                 securities and without
                                                                                 limit in U.S.
                                                                                 dollar-denominated
                                                                                 foreign securities (up
                                                                                 to 10% in emerging
                                                                                 markets). The average
                                                                                 portfolio duration is
                                                                                 two- to six-years. May
                                                                                 invest in corporate debt
                                                                                 securities, including
                                                                                 convertible securities;
                                                                                 preferred stock,
                                                                                 corporate commercial
                                                                                 paper, "Yankee" dollars
                                                                                 and "Euros",
                                                                                 mortgage-backed and
                                                                                 other asset-backed
                                                                                 securities. May invest
                                                                                 in derivatives.

INVESTMENT ADVISER:       ING Pioneer Fund            Reasonable income and      Invests in a broad list   Convertible securities
Directed Services, Inc.   Portfolio                   capital growth.            carefully selected        risk, depositary
                                                                                 securities believed to    receipts risk,
SUB-ADVISER:                                                                     be reasonably priced      derivatives risk, equity
Pioneer Investment                                                               rather than in            securities risk, foreign
Management, Inc.                                                                 securities whose price    investment risk, manager
                                                                                 reflects a premium        risk, market and company
                                                                                 resulting from their      risk and value investing
                                                                                 current market            risk.
                                                                                 popularity. Invests the
                                                                                 major portion of its
                                                                                 assets in equity
                                                                                 securities, primarily of
                                                                                 U.S. issuers. Equity
                                                                                 securities include
                                                                                 common stocks,
                                                                                 convertible debt and
                                                                                 other equity instruments
                                                                                 such as depositary
                                                                                 receipts, warrants,
                                                                                 rights and preferred
                                                                                 stock.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Pioneer High Yield      Maximize total return      Invests at least 80% of   Call risk, convertible
ING Life Insurance and    Portfolio                   through income and         its net assets in below   securities risk, credit
Annuity Company                                       capital appreciation.      investment grade (high    risk, debt securities
                                                                                 yield) debt securities    risk, depositary
SUB-ADVISER:                                                                     and preferred stocks.     receipts risk,
Pioneer Investment                                                               The Portfolio's           derivatives risk,
Management, Inc.                                                                 investments may have      emerging markets risk,
                                                                                 fixed or variable         equity securities risk,
                                                                                 principal payments and    foreign investment risk,
                                                                                 all types of interest     high-yield, lower-grade
                                                                                 rate and dividend         debt securities risk,
                                                                                 payment and reset terms.  interest rate risk,
                                                                                 The Portfolio invests in  leveraging risk,
                                                                                 securities with a broad   liquidity risk, manager
                                                                                 range of maturities, and  risk, market and company
                                                                                 its high yield            risk, mortgage-related
                                                                                 securities investments    securities risk,
                                                                                 may be convertible into   prepayment risk,
                                                                                 equity securities. From   securities lending risk,
                                                                                 time to time, may invest  value investing risk and
                                                                                 more than 25% of its      zero-coupon risk.
                                                                                 assets in the same
                                                                                 market segment, such as
                                                                                 financials or
                                                                                 technology. May invest
                                                                                 in securities of
                                                                                 Canadian issuers to the
                                                                                 same extent as
                                                                                 securities of U.S.
                                                                                 issuers. The Portfolio
                                                                                 may invest up to 15% of
                                                                                 its total assets in
                                                                                 foreign securities
                                                                                 (excluding Canadian
                                                                                 issuers) including debt
                                                                                 and equity securities of
                                                                                 corporate issuers and
                                                                                 debt securities of
                                                                                 government issuers in
                                                                                 developed and emerging
                                                                                 markets. May invest in
                                                                                 investment grade and
                                                                                 below investment grade
                                                                                 convertible bonds and
                                                                                 preferred stocks that
                                                                                 are convertible into
                                                                                 equity securities,
                                                                                 mortgage-backed and
                                                                                 asset-backed securities,
                                                                                 mortgage derivatives and
                                                                                 structured securities.
                                                                                 May also invest in
                                                                                 equity securities of
                                                                                 U.S. and non-U.S.
                                                                                 issuers including common
                                                                                 stocks, depositary
                                                                                 receipts, warrants,
                                                                                 rights and other equity
                                                                                 interests. May use
                                                                                 derivatives for hedging,
                                                                                 but from time to time
                                                                                 may use derivatives as a
                                                                                 substitute for
                                                                                 purchasing or selling
                                                                                 securities or to
                                                                                 increase the Portfolio's
                                                                                 return. Normally, the
                                                                                 Portfolio invests
                                                                                 substantially all of its
                                                                                 assets to meet its
                                                                                 investment objective.
                                                                                 The Portfolio may invest
                                                                                 the remainder of its
                                                                                 assets in securities
                                                                                 with remaining
                                                                                 maturities of less than
                                                                                 one year, cash
                                                                                 equivalents or may hold
                                                                                 cash.

INVESTMENT ADVISER:       ING Pioneer Mid Cap         Capital appreciation.      Invests at least 80% of   Call risk, convertible
Directed Services, Inc.   Value Portfolio                                        assets in equity          securities risk, debt
                                                                                 securities of mid-size    securities risk,
SUB-ADVISER:                                                                     companies (companies      depositary receipts
Pioneer Investment                                                               with market values        risk, derivatives risk,
Management, Inc.                                                                 within the range of       equity securities risk,
                                                                                 companies in the Russell  foreign investment risk,
                                                                                 Midcap Value(R) Index).   manager risk, market and
                                                                                 Focuses on companies      company risk, market
                                                                                 with capitalizations      capitalization risk,
                                                                                 within the $1 billion to  mid-capitalization
                                                                                 $10 billion range.        company risk, securities
                                                                                 Equity securities in      lending risk, and value
                                                                                 which the Portfolio       investing risk.
                                                                                 principally invests
                                                                                 include common stocks,
                                                                                 preferred stocks,
                                                                                 depositary receipts, and
                                                                                 convertible debt but may
                                                                                 invest in other equity
                                                                                 securities to a lesser
                                                                                 extent.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Templeton Foreign       Long-term capital          Invests at least 80% of   Convertible securities
ING Life Insurance and    Equity Portfolio            growth.                    its net assets in         risk, currency risk,
Annuity Company                                                                  foreign (non-U.S.)        depositary receipts
                                                                                 equity securities,        risk, derivatives risk,
SUB-ADVISER:                                                                     including countries with  emerging markets risk,
Templeton Investment                                                             emerging securities       equity securities risk,
Counsel, LLC                                                                     markets. Equity           foreign investment risk,
                                                                                 securities include        geographic focus risk,
                                                                                 common stocks, preferred  manager risk, market and
                                                                                 stocks and convertible    company risk, portfolio
                                                                                 securities. May also      turnover risk, price
                                                                                 invest a portion of its   volatility risk, sector
                                                                                 assets in smaller         risk, securities lending
                                                                                 companies (those          risk,
                                                                                 companies with market     small-capitalization
                                                                                 capitalizations of less   company risk and value
                                                                                 than $4 billion). May     investing risk.
                                                                                 also invest in ADRs,
                                                                                 GDRs and EDRs. The
                                                                                 Portfolio may also have
                                                                                 significant investments
                                                                                 in one or more countries
                                                                                 or on particular
                                                                                 sectors, such as
                                                                                 financial institutions
                                                                                 or industrial companies.
                                                                                 May use derivatives and
                                                                                 may invest up to 5% of
                                                                                 its total assets in swap
                                                                                 agreements, put and call
                                                                                 options and collars. The
                                                                                 Sub-Adviser may invest
                                                                                 up to 100% of the
                                                                                 Portfolio's assets in a
                                                                                 temporary defensive
                                                                                 manner by holding all or
                                                                                 a substantial portion of
                                                                                 its assets in cash, cash
                                                                                 equivalents or other
                                                                                 high quality short-term
                                                                                 investments. Temporary
                                                                                 defensive investments
                                                                                 may generally include
                                                                                 money market securities,
                                                                                 short-term and
                                                                                 medium-term U.S. and
                                                                                 foreign government
                                                                                 securities, bank
                                                                                 obligations and
                                                                                 repurchase agreements.

INVESTMENT ADVISER:       ING Templeton Global        Capital appreciation.      Under normal market       Call risk, convertible
Directed Services, Inc.   Growth Portfolio            Current income is only     conditions, the           securities risk,
                                                      an incidental              Portfolio invests mainly  currency risk, debt
SUB-ADVISER:                                          consideration.             in equity securities,     securities risks,
Templeton Global                                                                 including common and      depositary receipts
Advisors Limited                                                                 preferred stocks and      risk, derivatives risk,
                                                                                 convertible securities,   emerging markets risk,
                                                                                 of companies located in   equity securities risk,
                                                                                 a number of different     foreign investment risk,
                                                                                 countries anywhere in     manager risk, securities
                                                                                 the world, including      lending risk,
                                                                                 emerging markets. The     small-capitalization
                                                                                 Portfolio also invests    company risk, and value
                                                                                 in depository receipts    investing risk.
                                                                                 and derivatives. The
                                                                                 Portfolio may invest up
                                                                                 to 25% of its total
                                                                                 assets in debt
                                                                                 securities of companies
                                                                                 and governments located
                                                                                 anywhere in the world.

INVESTMENT ADVISER:       ING T. Rowe Price           Over the long-term, a      Invests amongst three     Allocation risk, call
Directed Services, Inc.   Capital Appreciation        high total investment      asset classes: equity     risk, convertible
                          Portfolio                   return, consistent with    securities, debt          securities risk, credit
SUB-ADVISER:                                          the preservation of        securities (including up  risk, debt securities
T. Rowe Price                                         capital and with prudent   to 15% in high yield of   risk, derivatives risk,
Associates, Inc.                                      investment risk.           "junk bonds"), and money  equity securities risk,
                                                                                 market instruments.       foreign investment risk,
                                                                                 Invests primarily in      high-yield, lower-grade
                                                                                 common stocks of          debt securities risk,
                                                                                 established companies     income risk, income
                                                                                 believed to have          risk, interest rate
                                                                                 potential for growth.     risk, manager risk,
                                                                                 Debt securities and       market and company risk,
                                                                                 convertible bonds may     market capitalization
                                                                                 often constitue a         risk, maturity risk,
                                                                                 significant portion of    securities lending risk,
                                                                                 the Portfolio's           special situations risk,
                                                                                 investment portfolio. Up  U.S. government
                                                                                 to 25% of the             securities and
                                                                                 Portfolio's net assets    obligations risk and
                                                                                 may be invested in        value investing risk.
                                                                                 foreign equity
                                                                                 securities. The
                                                                                 remaining assets may be
                                                                                 invested in other
                                                                                 securities, including
                                                                                 convertibles, warrants,
                                                                                 preferred stock,
                                                                                 corporate and government
                                                                                 debt, futures and
                                                                                 options. May purchase
                                                                                 debt securities of any
                                                                                 maturity and credit
                                                                                 quality.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING T. Rowe Price           Long-term capital          Invests at least 80% of   Derivatives risk, equity
ING Life Insurance and    Diversified Mid Cap         appreciation.              assets in equity          securities risk, foreign
Annuity Company           Growth Portfolio                                       securities of companies   investment risk, growth
                                                                                 having a market           investing risk, market
SUB-ADVISER:                                                                     capitalization within     and company risk,
T. Rowe Price Associates                                                         the range of companies    mid-capitalization
Inc.                                                                             in the Russell Midcap(R)  company risk, and
                                                                                 Growth Index or the S&P   over-the-counter ("OTC")
                                                                                 Mid Cap 400 Index.        investment risk.
                                                                                 Focuses on midsize
                                                                                 companies whose earnings
                                                                                 are expected to grow at
                                                                                 a rate faster than the
                                                                                 average company. Other
                                                                                 securities in which the
                                                                                 Portfolio may invest
                                                                                 include foreign stocks
                                                                                 and futures, and
                                                                                 options.

INVESTMENT ADVISER:       ING T. Rowe Price Equity    Substantial dividend       Invests at least 80% of   Call risk, convertible
Directed Services, Inc.   Income Portfolio            income as well as          its assets in common      securities risk, debt
                                                      long-term growth of        stocks, with 65% in the   securities risk,
SUB-ADVISER:                                          capital.                   common stocks of          derivatives risk, equity
T. Rowe Price                                                                    well-established          securities risk, foreign
Associates, Inc.                                                                 companies paying          investment risk,
                                                                                 above-average dividends.  high-yield, lower-grade
                                                                                 May invest in             debt securities risk,
                                                                                 convertible securities,   manager risk, market and
                                                                                 warrants, preferred       company risk, securities
                                                                                 stocks, foreign           lending risk, and value
                                                                                 securities, debt          investing risk.
                                                                                 securities (including
                                                                                 high yield debt
                                                                                 securities) and futures
                                                                                 and options.

INVESTMENT ADVISER:       ING T. Rowe Price Growth    Long-term capital          Invests at least 80% of   Currency risk,
ING Life Insurance and    Equity Portfolio            growth, and secondarily,   assets in common stocks.  depositary receipts
Annuity Company                                       increasing dividend        Concentrates in growth    risk, derivatives risk,
                                                      income.                    companies. The Portfolio  emerging markets risk,
SUB-ADVISER:                                                                     may have exposure to      equity securities risk,
T. Rowe Price                                                                    foreign currencies and    foreign investment risk,
Associates, Inc.                                                                 investment may include    growth investing risk
                                                                                 foreign securities,       and market and company
                                                                                 hybrids, depositary       risk.
                                                                                 receipt securities and
                                                                                 derivatives. Investments
                                                                                 in foreign securities
                                                                                 are limited to 30%.

INVESTMENT ADVISER;       ING UBS U.S. Allocation     Maximize total return      Allocates assets among    Allocation risk, call
Directed Services, Inc.   Portfolio                   over the long term by      the following classes,    risk, credit risk, debt
                                                      allocating its assets      or types of investments:  securities risk,
SUB-ADVISER                                           among stocks, bonds,       stocks, bonds, and        derivatives risk, equity
UBS Global Asset                                      short-term instruments     short-term money market   securities risk,
Management (Americas)                                 and other investments.     debt obligations. Equity  high-yield, lower-grade
Inc.                                                                             securities include all    debt securities risk,
                                                                                 types, and may purchase   income risk, interest
                                                                                 small, medium or large    rate risk, investment
                                                                                 capitalization equity     models risk, manager
                                                                                 securities. The bond      risk, market and company
                                                                                 class includes all        risk, market
                                                                                 varieties of              capitalization risk,
                                                                                 fixed-income securities,  maturity risk,
                                                                                 including lower-quality   mid-capitalization
                                                                                 debt securities,          company risk, other
                                                                                 maturing in more than     investment companies
                                                                                 one year. The             risk, portfolio turnover
                                                                                 short-term/money market   risk, securities lending
                                                                                 class includes all types  risk and
                                                                                 of short-term and money   small-capitalization
                                                                                 market instruments that   company risk
                                                                                 are not in the bond
                                                                                 class. May invest the
                                                                                 Portfolio's assets in
                                                                                 these classes by
                                                                                 investing in other
                                                                                 funds. The equity
                                                                                 portion is generally
                                                                                 selected from those
                                                                                 securities whose
                                                                                 fundamental values are
                                                                                 believed to be greater
                                                                                 than their market
                                                                                 prices. The fixed-income
                                                                                 securities will not have
                                                                                 a maximum maturity
                                                                                 limitation. May invest
                                                                                 in both investment grade
                                                                                 and high yield
                                                                                 (lower-rated) securities
                                                                                 or, if unrated,
                                                                                 determined to be of
                                                                                 comparable quality. May
                                                                                 invest in cash or cash
                                                                                 equivalent instruments,
                                                                                 including shares of an
                                                                                 affiliated investment
                                                                                 company. May also invest
                                                                                 in derivatives and
                                                                                 exchange traded funds.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING UBS U.S. Large Cap      Long-term growth of        Invests at least 80% of   Derivatives risk, equity
ING Life Insurance and    Equity Portfolio            capital and future         net assets in U.S. large  securities risk, market
Annuity Company                                       income.                    capitalization equity     and company risk,
                                                                                 securities (defined as    mid-capitalization
SUB-ADVISER:                                                                     those with a market       company risk,
UBS Global Asset                                                                 capitalization range      over-the-counter ("OTC")
Management (Americas)                                                            equal to that of the      investment risk,
Inc.                                                                             Russell 1000(R) Index).   portfolio turnover risk
                                                                                 Investments may include   and small-capitalization
                                                                                 dividend-paying           company risk.
                                                                                 securities, common stock
                                                                                 and preferred stock. In
                                                                                 general, the Portfolio
                                                                                 emphasizes large
                                                                                 capitalization stocks,
                                                                                 but also may hold small
                                                                                 and intermediate cap
                                                                                 stocks. The Portfolio
                                                                                 may use options,
                                                                                 futures, and other
                                                                                 derivatives.

INVESTMENT ADVISER:       ING UBS U.S. Small Cap      Long-term capital          Invests at least 80% of   Derivatives risk, equity
ING Life Insurance and    Growth Portfolio            appreciation.              its net assets in equity  securities risk, foreign
Annuity Company                                                                  securities of U.S. small  investment risk, manager
                                                                                 capitalization companies  risk, market and company
SUB-ADVISER:                                                                     (those companies with     risk and
UBS Global Asset                                                                 market capitalizations    small-capitalization
Management (Americas)                                                            of $2.5 billion or less   company risk.
Inc.                                                                             at the time of
                                                                                 purchase). Equity
                                                                                 securities may include
                                                                                 common stock and
                                                                                 preferred stock. May
                                                                                 invest up to 20% of its
                                                                                 net assets in foreign
                                                                                 securities and also
                                                                                 invest in derivatives.
                                                                                 In selecting securities,
                                                                                 the Sub-Adviser seeks to
                                                                                 invest in companies that
                                                                                 possess dominant market
                                                                                 positions or franchises,
                                                                                 a major technical edge,
                                                                                 or a unique competitive
                                                                                 advantage. May also
                                                                                 invest in emerging
                                                                                 growth companies, which
                                                                                 are companies that are
                                                                                 expected to experience
                                                                                 above-average earnings
                                                                                 or cash flow growth or
                                                                                 meaningful changes in
                                                                                 underlying asset values.
                                                                                 May also invest a
                                                                                 portion of its assets in
                                                                                 securities outside the
                                                                                 market capitalization
                                                                                 range stated above. May
                                                                                 invest in cash or cash
                                                                                 equivalent instruments,
                                                                                 including shares of an
                                                                                 affiliated investment
                                                                                 company. When market
                                                                                 conditions warrant, may
                                                                                 make substantial
                                                                                 temporary defensive
                                                                                 investments in cash
                                                                                 equivalents.

INVESTMENT ADVISER:       ING Van Kampen Comstock     Seeks capital growth and   Invests in equity         Convertible securities
ING Life Insurance and    Portfolio                   income.                    securities of companies   risk, currency risk,
Annuity Company                                                                  of any                    derivatives risk, equity
                                                                                 market-capitalization;    securities risk foreign
SUB-ADVISER:                                                                     up to 10% of assets in    investment risk,
Van Kampen                                                                       high-quality short-term   interest rate risk,
                                                                                 debt securities and       market and company risk,
                                                                                 investment grade          mid-capitalization
                                                                                 corporate debt            company risk and real
                                                                                 securities; up to 25% of  estate investment trusts
                                                                                 assets in foreign         risk,
                                                                                 securities; and           small-capitalization
                                                                                 derivatives. Equity       company risk.
                                                                                 securities in which the
                                                                                 Portfolio may invest
                                                                                 includes common and
                                                                                 preferred stocks and
                                                                                 convertible securities.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Van Kampen Equity       Total return, consisting   Invests at least 80% of   Allocation risk,
ING Life Insurance and    and Income Portfolio        of long-term capital       it net assets in equity   convertible securities
Annuity Company                                       appreciation and current   and income securities.    risk, credit risk, debt
                                                      income.                    Invests primarily in      securities risk,
SUB-ADVISER:                                                                     income-producing equity   derivatives risk, equity
Van Kampen                                                                       instruments (including    securities risk, foreign
                                                                                 common stock, preferred   investment risk,
                                                                                 stock and convertible     interest rate risk,
                                                                                 securities) and           market and company risk,
                                                                                 investment grade quality  mid-capitalization
                                                                                 debt securities. Invests  company risk, portfolio
                                                                                 at least 65% in income    turnover risk, real
                                                                                 producing equity          estate investment trusts
                                                                                 securities and up to 25%  risk,
                                                                                 in foreign securities.    small-capitalization
                                                                                 May invest up to 15% in   company risk and value
                                                                                 real estate investment    investing risk.
                                                                                 trusts ("REITs").

INVESTMENT ADVISER:       ING Van Kampen Equity       Long-term capital           Invests at least 80% of  Emerging markets risk,
Directed Services, Inc.   Growth Portfolio            appreciation.               assets of the Portfolio  equity securities risk,
                                                                                  in equity securities     foreign investment risk,
SUB-ADVISER:                                                                      primarily of             growth investing risk,
Van Kampen                                                                        growth-oriented U.S.     manager risk, market and
                                                                                  companies and foreign    company risk, securities
                                                                                  companies up to 25% and  lending risk and
                                                                                  up to 10% in emerging    portfolio turnover risk.
                                                                                  markets that are listed
                                                                                  on U.S. exchanges or
                                                                                  traded in U.S. markets.

INVESTMENT ADVISER:       ING Van Kampen Global       Long-term capital          Invests primarily in      Currency risk,
Directed Services, Inc.   Franchise Portfolio         appreciation.              equity securities of      derivatives risk,
                                                                                 companies of any size     diversification risk,
SUB-ADVISER:                                                                     located throughout the    emerging markets risk,
Van Kampen                                                                       world, based on a value   equity securities risk,
                                                                                 investing approach.       foreign investment risk,
                                                                                 Invests at least 65% in   manager risk, market and
                                                                                 securities of issuers     company risk, market
                                                                                 from a number of          capitalization risk,
                                                                                 different countries,      mid-capitalization
                                                                                 which may include the     company risk, securities
                                                                                 United States. May        lending risk,
                                                                                 invest in securities of   small-capitalization
                                                                                 issuers in emerging       company risk, and value
                                                                                 markets and derivatives.  investing risk.
                                                                                 The Portfolio is
                                                                                 non-diversified.

INVESTMENT ADVISER:       ING Van Kampen Growth       Long-term growth of        Invests primarily in      Call risk, convertible
Directed Services, Inc.   and Income Portfolio        capital and income         income-producing equity   securities risk, debt
                                                                                 securities of issuers of  securities risk,
SUB-ADVISER:                                                                     any size, but with a      derivatives risk, equity
Van Kampen                                                                       focus on                  securities risk, foreign
                                                                                 larger-capitalization     investment risk, growth
                                                                                 companies, including      investing risk, manager
                                                                                 common stocks and         risk, market and company
                                                                                 convertibles; although    risk, market
                                                                                 investments are also      capitalization risk,
                                                                                 made in non-convertible   mid-capitalization
                                                                                 preferred stocks and      company risk, real
                                                                                 investment grade debt     estate investment trusts
                                                                                 securities, foreign       risk, securities lending
                                                                                 securities (up to 25%),   risk and
                                                                                 and derivatives. May      small-capitalization
                                                                                 invest up to 15% in real  company risk.
                                                                                 estate investment trusts
                                                                                 ("REITs").

INVESTMENT ADVISER:       ING Van Kampen Real         Capital appreciation.      Invests at least 80% of   Call risk, convertible
Directed Services, Inc.   Estate Portfolio            Current income is a        its assets in equity      securities risk, debt
                                                      secondary objective.       securities of companies   securities risk,
SUB-ADVISER:                                                                     in U.S. real estate       derivatives risk,
Van Kampen                                                                       industry that are listed  diversification risk,
                                                                                 on national exchanges or  equity securities risk,
                                                                                 the NASDAQ. The           high-yield, lower-grade
                                                                                 Portfolio is              debt securities risk,
                                                                                 non-diversified. May      industry concentration
                                                                                 also invest in debt or    risk, manager risk,
                                                                                 convertible securities    market and company risk,
                                                                                 of companies whose        mortgage-related
                                                                                 products and services     securities risk, real
                                                                                 related to the real       estate investment trusts
                                                                                 estate industry, up to    risk, sector risk and
                                                                                 25% in financial          securities lending risk.
                                                                                 institutions which issue
                                                                                 or service mortgages,
                                                                                 securities of companies
                                                                                 which have significant
                                                                                 real estate holdings, up
                                                                                 to 20% in high yield
                                                                                 debt securities and
                                                                                 convertible bonds,
                                                                                 mortgage- and
                                                                                 asset-backed securities
                                                                                 and covered options on
                                                                                 securities and stock
                                                                                 indexes.

--------------------------------------------------------------------------------
   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING VP Balanced             Maximize investment        Invests in a mixture of   Allocation risk,
ING Investments, LLC      Portfolio                   return with reasonable     equity securities such    convertible securities
                                                      safety of principal.       as common and preferred   risk, derivatives risk,
SUB-ADVISER:                                                                     stock, debt such as       foreign investment risk,
ING Investment                                                                   bonds, mortgage-related   high-yield, lower-grade
Management Co.                                                                   and other asset-backed    debt securities risk,
                                                                                 securities, U.S.          interest rate risk,
                                                                                 government securities     mortgage risk, portfolio
                                                                                 and money market          turnover risk, price
                                                                                 instruments. Typically    volatility risk and U.S.
                                                                                 maintains 75% in          government securities
                                                                                 equities and 20% in debt  and obligations risk.
                                                                                 (including money market
                                                                                 instruments). May also
                                                                                 invest in convertible
                                                                                 securities, foreign debt
                                                                                 securities and
                                                                                 derivatives.

INVESTMENT ADVISER:       ING VP Growth and Income    Maximize total return.     Invests at least 65% of   Convertible securities
ING Investments, LLC      Portfolio                                              assets in equity          risk, derivatives risk,
                                                                                 securities of large U.S.  foreign investment risk,
SUB-ADVISER:                                                                     companies believed to     market trends risk,
ING Investment                                                                   have above-average        portfolio turnover risk,
Management Co.                                                                   growth potential.         price volatility risk,
                                                                                 Strategically invests in  and securities lending
                                                                                 mid-sized companies and   risk.
                                                                                 up to 25% in foreign
                                                                                 issuers. May invest in
                                                                                 derivatives.

INVESTMENT ADVISER:       ING VP Growth Portfolio     Growth of capital.         Invests primarily in      Convertible securities
ING Investments, LLC                                                             equity securities of      risk, derivatives risk,
                                                                                 large U.S. companies      foreign investment risk,
SUB-ADVISER:                                                                     (with a market            growth investing risk,
ING Investment                                                                   capitalization of at      portfolio turnover risk,
Management Co.                                                                   least $4 billion)         price volatility risk,
                                                                                 believed to have growth   and securities lending
                                                                                 potential, although it    risk.
                                                                                 may invest in companies
                                                                                 of any size. The
                                                                                 Portfolio may also
                                                                                 invest in derivatives
                                                                                 and foreign securities.

INVESTMENT ADVISER:       ING VP High Yield Bond      High level of current      Invests at least 80% of   Credit risk, derivatives
ING Investments, LLC      Portfolio                   income and total return.   its assets in a           risk, foreign investment
                                                                                 portfolio of high-yield   risk, high yield,
SUB-ADVISER:                                                                     bonds ("junk bonds").     lower-grade debt
ING Investment                                                                   May also invest in        securities risk,
Management Co.                                                                   investment grade debt     illiquid securities
                                                                                 securities, common        risk, interest rate
                                                                                 stocks and preferred      risk, portfolio turnover
                                                                                 stocks, U.S. government   risk, price volatility
                                                                                 securities, and money     risk, and securities
                                                                                 market instruments.       lending risk.

INVESTMENT ADVISER:       ING VP Index Plus           Seeks to outperform the    Invests at least 80% of   Convertible securities
ING Investments, LLC      International Equity        total return performance   its assets in stocks      risk, derivatives risk,
                          Portfolio                   of the Morgan Stanley      included in the MSCI      equity securities risk,
SUB-ADVISER:                                          Capital International      EAFE(R) Index,            foreign investment risk,
ING Investment                                        Europe Australasia and     exchange-traded funds     index strategy risk,
Management Advisors,                                  Far East Index ("MSCI      ("ETFs"), and             manager risk, market and
B.V.                                                  EAFE(R) Index"), while     derivatives (including    company risk, market
                                                      maintaining a market       futures and options)      capitalization risk,
                                                      level of risk.             whose economic returns    market trends risk,
                                                                                 are similar to the MSCI   other investment
                                                                                 EAFE(R) Index or its      companies risk, and
                                                                                 components. May also      securities lending risk.
                                                                                 invest in convertible
                                                                                 securities included in
                                                                                 the MSCI EAFE(R) Index.
                                                                                 At any one time, the
                                                                                 Portfolio Manager
                                                                                 generally includes in
                                                                                 the Portfolio between
                                                                                 300 and 400 of the
                                                                                 stocks included in the
                                                                                 MSCI EAFE(R) Index.

INVESTMENT ADVISER:       ING VP Index Plus           Outperform the total       Invests at least 80% of   Derivatives risk,
ING Investments, LLC      LargeCap Portfolio          return performance of      assets in equity          manager risk, price
                                                      the Standard & Poor's      securities included in    volatility risk and
SUB-ADVISER:                                          500 Composite Stock        the S&P 500 Index and     securities lending risk.
ING Investment                                        Price Index ("S&P 500      have a market
Management Co.                                        Index").                   capitalization of at
                                                                                 least $4 billion. May
                                                                                 also invest in
                                                                                 derivatives and other
                                                                                 investment companies.

INVESTMENT ADVISER:       ING VP Index Plus MidCap    Outperform the total       Invests at least 80% of   Derivatives risk,
ING Investments, LLC      Portfolio                   return performance of      assets in securities of   manager risk,
                                                      the Standard & Poor's      mid-capitalization        mid-capitalization
SUB-ADVISER:                                          MidCap 400 Index ("S&P     companies included in     company risk, price
ING Investment                                        400 Index").               the S&P 400 Index. May    volatility risk and
Management Co.                                                                   invest in derivatives.    securities lending risk.

--------------------------------------------------------------------------------
   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING VP Index Plus           Outperform the total       Invests at least 80% of   Derivatives risk,
ING Investments, LLC      SmallCap Portfolio          return performance of      assets in securities of   manager risk, price
                                                      the Standard & Poor's      small-capitalization      volatility risk,
SUB-ADVISER:                                          SmallCap 600 Index ("S&P   companies included in     securities lending risk
ING Investment                                        600 Index"), while         the S&P 600 Index. May    and small-capitalization
Management Co.                                        maintaining a market       invest in derivatives.    company risk.
                                                      level of risk.

INVESTMENT ADVISER:       ING VP Intermediate         Maximize total return      Invests at least 80% of   Credit risk, debt
ING Investments, LLC      Bond Portfolio              consistent with            its assets in a           securities risk,
                                                      reasonable risk.           portfolio of bonds        derivatives risk,
SUB-ADVISER:                                                                     including government,     extension risk, foreign
ING Investment                                                                   corporate, and mortgage   investment risk,
Management Co.                                                                   bonds. May also invest    high-yield, lower-grade
                                                                                 in high-yield bonds       debt securities risk,
                                                                                 ("junk bonds") but will   interest rate risk,
                                                                                 seek to maintain a        mortgage-related
                                                                                 minimum average quality   securities risk,
                                                                                 rating of investment      portfolio turnover risk,
                                                                                 grade. May also invest    prepayment risk, price
                                                                                 in preferred stocks,      volatility risk,
                                                                                 high quality money        securities lending risk
                                                                                 market instruments,       and U.S. government
                                                                                 municipal bonds, debt     securities and
                                                                                 securities of foreign     obligations risk.
                                                                                 issuers, mortgage- and
                                                                                 asset-backed securities,
                                                                                 options and future
                                                                                 contracts involving
                                                                                 securities, security
                                                                                 indices and interest
                                                                                 rates. May engage in
                                                                                 dollar role transactions
                                                                                 and swap agreements.

INVESTMENT ADVISER:       ING VP International        Seeks long-term capital    Invests at least 80% of   Convertible securities
ING Investments, LLC      Equity Portfolio            growth.                    its assets in equity      risk, derivatives risk,
                                                                                 securities. At least 65%  emerging markets risk,
SUB-ADVISER:                                                                     of the Portfolio's        foreign investment risk,
ING Investment                                                                   assets will normally be   market trends risk,
Management Co.                                                                   invested in securities    price volatility risk
                                                                                 of companies of any size  and securities lending
                                                                                 principally traded in a   risk.
                                                                                 number of different
                                                                                 countries outside of the
                                                                                 U.S. May also invest in
                                                                                 emerging markets. These
                                                                                 securities include
                                                                                 common stocks and
                                                                                 convertibles. May invest
                                                                                 in derivative
                                                                                 instruments.

INVESTMENT ADVISER:       ING VP MidCap               Long-term capital          Invests at least 80% of   Market trends risk,
ING Investments, LLC      Opportunities Portfolio     appreciation.              its assets in equity      mid-capitalization
                                                                                 securities of             company risk, portfolio
SUB-ADVISER:                                                                     medium-sized U.S.         turnover risk, price
ING Investment                                                                   companies (defined as     volatility risk and
Management Co.                                                                   those whose market        securities lending risk.
                                                                                 capitalizations fall
                                                                                 within the range of
                                                                                 companies in the Russell
                                                                                 MidCap(R) Growth Index)
                                                                                 believed to have growth
                                                                                 potential.

INVESTMENT ADVISER:       ING VP Real Estate          Total return.              Invests at least 80% of   Illiquid securities
ING Investments, LLC      Portfolio                                              its assets in common and  risk, industry risk,
                                                                                 preferred stocks of U.S.  initial public offerings
SUB-ADVISER:                                                                     real estate investment    risk, manager risk,
ING Clarion Real Estate                                                          trusts ("REITs") and      market trends risk,
Securities L.P.                                                                  real estate companies of  diversification risk,
                                                                                 any market                price volatility risk,
                                                                                 capitalization. Will      real estate investment
                                                                                 generally not invest in   trusts risk, securities
                                                                                 companies with market     lending risk.
                                                                                 capitalizations of less
                                                                                 than $1 million. May
                                                                                 invest in initial public
                                                                                 offerings.

INVESTMENT ADVISER:       ING VP Small Company        Growth of capital.         Invests in at least 80%   Derivatives risk,
ING Investments, LLC      Portfolio                                              of assets in equity       foreign investment risk,
                                                                                 securities of             market trends risk,
SUB-ADVISER:                                                                     small-sized U.S.          price volatility risk,
ING Investment                                                                   companies (defined as     securities lending risk
Management Co.                                                                   those included in the     and small-capitalization
                                                                                 S&P SmallCap 600 Index    company risk.
                                                                                 or Russell 2000(R)
                                                                                 Index) believed to have
                                                                                 growth potential. The
                                                                                 Portfolio may also
                                                                                 invest in derivatives
                                                                                 and, to a limited
                                                                                 extent, foreign
                                                                                 securities.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
       SUB-ADVISER             UNDERLYING FUND           INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING VP SmallCap             Long-term capital          Invests at least 80% of   Market trends risk,
ING Investments, LLC      Opportunities Portfolio     appreciation.              its assets in equity      portfolio turnover risk,
                                                                                 securities of smaller,    price volatility risk,
SUB-ADVISER:                                                                     lesser-known U.S.         securities lending risk
ING Investment                                                                   companies (defined as     and small-capitalization
Management Co.                                                                   those with market         company risk.
                                                                                 capitalizations that
                                                                                 fall within the range of
                                                                                 companies in the Russell
                                                                                 2000(R) Growth Index)
                                                                                 believed to have growth
                                                                                 potential.

INVESTMENT ADVISER:       ING VP Value Opportunity    Growth of capital.         Invests at least 65% of   Foreign investment risk,
ING Investments, LLC      Portfolio                                              its total assets in       price volatility risk,
                                                                                 common stocks. The        securities lending risk
SUB-ADVISER:                                                                     Portfolio may invest in   and value investing
ING Investment                                                                   companies of any size     risk.
Management Co.                                                                   although it tends to
                                                                                 invest a majority of its
                                                                                 assets in companies with
                                                                                 a market capitalization
                                                                                 greater than $1 billion.
                                                                                 May also invest the
                                                                                 remaining 35% in other
                                                                                 types of securities
                                                                                 including foreign
                                                                                 securities and
                                                                                 securities of smaller
                                                                                 companies.

INVESTMENT ADVISER:       ING Wells Fargo Mid Cap     Long-term capital          Invests at least 80% of   Call risk, debt
Directed Services, Inc.   Disciplined Portfolio       growth.                    its net assets (plus      securities risk, equity
                                                                                 borrowings for            securities risk, foreign
SUB-ADVISER:                                                                     investment purposes) in   investment risk, manager
Wells Capital Management                                                         securities of             risk, market and company
                                                                                 mid-capitalization        risk, market
                                                                                 companies found within    capitalization risk,
                                                                                 the range of companies    mid-capitalization
                                                                                 comprising the Russell    company risk, portfolio
                                                                                 Midcap(R) Value Index at  turnover risk, sector
                                                                                 the time of purchase.     risk, securities lending
                                                                                 May invest in any sector  risk, and value
                                                                                 and may emphasize one or  investing risk.
                                                                                 more particular sectors.
                                                                                 May invest up to 25% of
                                                                                 its assets in foreign
                                                                                 securities and loan up
                                                                                 to 33 1/3% of its total
                                                                                 assets.

INVESTMENT MANAGER:       ING Wells Fargo Small       Long-term capital          Invests at least 80% of   Equity securities risk,
ING Investments, LLC      Cap Disciplined             appreciation.              its assets in the         foreign investment risk,
                          Portfolio                                              securities of             manager risk, market and
SUB-ADVISER:                                                                     small-capitalization      company risk, market
Wells Capital Management                                                         companies (companies      capitalization risk,
                                                                                 whose market              portfolio turnover risk,
                                                                                 capitalization is         sector risk, securities
                                                                                 similar to that of        lending risk,
                                                                                 companies in the Russell  small-capitalization
                                                                                 2500(TM) Index at the     company risk and value
                                                                                 time of purchase). May    investing risk.
                                                                                 invest in any sector,
                                                                                 and at times, the
                                                                                 Sub-Adviser may
                                                                                 emphasize one or more
                                                                                 particular sectors. May
                                                                                 also invest up to 25% of
                                                                                 its total assets in
                                                                                 foreign securities

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                            MORE INFORMATION ON RISKS
--------------------------------------------------------------------------------

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the LifeStyle
Portfolios:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS


Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the LifeStyle Portfolios. Furthermore, ING Investments' allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.


There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the LifeStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an investment adviser believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the LifeStyle Portfolios among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment manager to the LifeStyle Portfolios, and it or an affiliate serves as investment adviser or sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to ING Investments or an affiliate. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a LifeStyle Portfolio.


ING Investments has informed the Trust's Board that its investment process may be influenced by an independent consulting firm, and that it has developed an investment process using an allocation committee to make sure that the LifeStyle Portfolios are managed in the best interest of shareholders of the LifeStyle Portfolios. Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

ALLOCATION RISK. Certain of the Underlying Funds will allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment

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opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. The Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.


CREDIT DERIVATIVES RISK. Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. The Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap note) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

CURRENCY RISK. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEFENSIVE INVESTING RISK. A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund. Instead the LifeStyle Portfolios or an Underlying Fund may invest a substantial portion of their assets in money market instruments, repurchase agreements and U.S. government debt, including when it is is investing for temporary defensive purposes, which could reduce the underlying returns.

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DEPOSITARY RECEIPTS RISK. Certain Underlying Funds may invest in Depositary Receipts ("ADRs"), including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. Certain Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. Each Portfolio may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund subject to diversification risk may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.


EMERGING GROWTH RISK. A Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in a Portfolio's net asset value and the value of your investment.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor

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overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

EXTENSION RISK. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipt ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.


GEOGRAPHIC FOCUS RISK. Concentrating investments in a limited number of countries, may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.


GROWTH STOCK RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


HEADLINE RISK. To take advantage of an attractive valuation, an Underlying Fund may invest in a company when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual shareholder report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. There is a risk that the company's stock may never recover.

HIGH-YIELD, LOWER GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested. The risk is typically greater for those Underlying Funds that invest in short-term debt securities.

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INDEX STRATEGY RISK. Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.


INDUSTRY CONCENTRATION RISK. An Underlying Fund that invests more than 25% of its assets in an industry or group of industries may be adversely affected by developments affecting the industry or industries. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. The value of shares of such an Underlying Fund may fluctuate more than if it invested in a broader variety of industries.


INFLATION RISK. Inflation may result in higher prices and thus erode the value of an Underlying Fund's investment returns or cash held.


INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the LifeStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the LifeStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the LifeStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK. The proprietary models used by an Underlying Fund's sub-adviser to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Fund may outperform or underperform other portfolios that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on an Underlying Fund during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Underlying Fund will have access to profitable IPOs. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

ISSUER CONCENTRATION RISK. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.


LARGE POSITIONS RISK. An Underlying Fund may establish significant positions in companies which the sub-adviser has the greatest conviction. If the stock price of one or more of the companies should decrease, it would have a big impact on an Underlying Fund's net asset value. An Underlying Fund's returns may be more volatile than those of a less concentrated portfolio.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, an Underlying Fund may segregate liquid assets or otherwise cover the

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transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Underlying Fund's securities.


LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve an Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.


MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly

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as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.


OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PREPAYMENT RISK. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUSTS ("REIT") RISK. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that

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destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REITs may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.


RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTORS RISK. A sector is a group of selected industries, such as technology an Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. Certain Underlying Funds may make short sales, which involves selling a security the Underlying Fund does not own in anticipation that the security's price will decline. An Underlying Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose an Underlying Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying Fund. When an Underlying Fund must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the value of a security owned by the Underlying Fund or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Underlying Fund's long position would be reduced by a gain in the short position. The extent to which such gains or loses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Underlying Fund owns.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

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SOVEREIGN DEBT RISK. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

SPECIAL SITUATIONS RISK. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

STOCK RISK. Stock prices have historically risen and fallen in periodic cycles. Recently, U.S. stock markets and certain foreign stock markets have experienced substantial price volatility.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.


ZERO-COUPON RISK. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

                     MANAGEMENT AND OTHER SERVICE PROVIDERS

MANAGEMENT OF THE LIFESTYLE PORTFOLIOS


ADVISER. ING Investments serves as the investment adviser to each of the LifeStyle Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, ING Investments managed approximately $42 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

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ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of a Portfolio and its principal investment strategies may also change.


ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more LifeStyle Portfolios. For its investment management services provided to each Portfolio, ING Investments will receive a management fee equal to 0.14% of each Portfolio's average daily net assets.


For information regarding the basis for the Board's approval of the investment advisory relationships, please refer to the LifeStyle Portfolios' annual shareholder report dated December 31, 2005.

ASSET ALLOCATION COMMITTEE. An Asset Allocation Committee of ING Investments reviews the allocation of Portfolio assets. The Committee considers the quarterly and annual recommendations of Ibbotson Associates, and ING IM reviews their basis for arriving at these recommendations, and determines the asset allocations for the LifeStyle Portfolios. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations.


The members of the Asset Allocation Committee are: William A. Evans, Jeffery Stout and Stan Vyner.


WILLIAM A. EVANS, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.


JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.

The Statement of Additional Information ("SAI") provides additional information about each Asset Allocation Committee member's compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the LifeStyle Portfolios.

INFORMATION ABOUT IBBOTSON ASSOCIATES. Ibbotson Associates, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.


INFORMATION ABOUT ING INVESTMENT MANAGEMENT CO.

ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.

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PORTFOLIO DISTRIBUTION

Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


RULE 12b-1 DISTRIBUTION FEES

The Trust has adopted a Rule 12b-1 Distribution Plan (the "12b-1 Plan") for the Service 2 shares of each LifeStyle Portfolio of the Trust. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of 0.25% to DSI, as the Distributor, to pay or reimburse certain distribution-related expenses. DSI has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out of a LifeStyle Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:


(a) printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b) expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;


(d) obtaining information and providing explanations to variable contract owners or other investors regarding a portfolio's investment objectives and policies and other information about the Trust and the portfolios including the performance of the portfolio's Service 2 Class shares;


(e)  training sales personnel regarding the Trust;

(f) compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and


(g) financing any other activity that the Trust's Board of Trustees ("Board") determines is primarily intended to result in the sale of the portfolios' Service 2 Class shares.


SERVICE FEES


The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Service 2 Class shares of each LifeStyle Portfolio. The Agreement allows DSI, as the Distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Service 2 Class shares of the LifeStyle Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the portfolios. Under the Agreement, each portfolio makes payments to DSI at an annual rate of 0.25% of a LifeStyle Portfolio's average daily net assets attributable to its Service 2 shares.


HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the LifeStyle Portfolios' 12b-1 Distribution Plan and Agreement, the LifeStyle Portfolios' investment adviser or distributor, out of its own resources and without additional cost to a Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The LifeStyle Portfolios' adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the LifeStyle Portfolios. These payments may also provide incentive for

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insurance companies to make the LifeStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the LifeStyle Portfolios.

The distributing broker-dealer for the LifeStyle Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the investment adviser has entered into such arrangements with the following insurance companies:
Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.


The Investment Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the LifeStyle Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the LifeStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The LifeStyle Portfolios, DSI, and ING Investments are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, will provide the LifeStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the LifeStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the LifeStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios.

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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT

The LifeStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the LifeStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plan documents for additional information about how this works.

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INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS

The LifeStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The LifeStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the LifeStyle Portfolios serve as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the LifeStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the LifeStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.


NET ASSET VALUE

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The LifeStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the LifeStyle Portfolios or Underlying Funds do not price their shares. Therefore, the value of a Portfolio's investments (if an Underlying Fund holds foreign securities) may change on days when an investor will not be able to reallocate between investment options.

The NAVs of the LifeStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares.

When market quotations are not available or are deemed unreliable, the Sub-Adviser to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

     -    Securities of an issuer that has entered into a restructuring;

     -    Securities whose trading has been halted or suspended;

     - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

     -    Securities that are restricted as to transfer or resale.

Each Sub-Adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing

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service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan is buying shares of the LifeStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualifed Plan participant is received in proper form. When the LifeStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.


PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The LifeStyle Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The LifeStyle Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

Each Portfolio is available to serve as an investment option through variable annuity and variable life insurance separate accounts and Qualified Plans outside the separate account context. The LifeStyle Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts, Qualified Plan, other investment companies or other permitted investors. LifeStyle Portfolios may not be available as investment options in your variable annuity or life insurance contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.


FREQUENT TRADING - MARKET TIMING

The LifeStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the LifeStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


The LifeStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a LifeStyle Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the Plan documentation, for its policies regarding frequent, short-term trading. The LifeStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The LifeStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

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The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the LifeStyle Portfolios that are followed by the financial intermediaries that use the LifeStyle Portfolios and the monitoring by the LifeStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the LifeStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the LifeStyle Portfolios' shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the polices and procedures with respect to the disclosure of the LifeStyle Portfolios' portfolio securities is available in the SAI. Each LifeStyle Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each LifeStyle Portfolio's portfolio holdings schedule will, at a minimum, remain available on the LifeStyle Portfolios' website until the LifeStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The LifeStyle Portfolios' website is located at www.ingfunds.com.

ADDITIONAL INFORMATION ABOUT THE LIFESTYLE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

TAXES AND DISTRIBUTIONS


Each Portfolio of the Trust intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the LifeStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

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Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. So that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the LifeStyle Portfolios. You should consult the prospectus for the Variable Contracts or your tax advisor for information regarding taxes applicable to the Variable Contracts.


REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

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                              FINANCIAL HIGHLIGHTS
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The following financial highlights tables are intended to help you understand each of the Portfolio's Service 2 class shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the year ended December 31, 2005 and the period ended 2004, the financial information has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual report, which is available upon request.

Because the Service 2 Class shares of the Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end), financial highlights are presented for Class S shares of the Portfolio.


ING LIFESTYLE MODERATE PORTFOLIO


                                                                                  CLASS S
                                                                    -----------------------------------
                                                                                         MAY 3, 2004(1)
                                                                        YEAR ENDED             TO
                                                                       DECEMBER 31,       DECEMBER 31,
                                                                           2005               2004
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                             $           10.93              10.04
 Income from investment operations:
 Net investment income                                            $            0.24*              0.17
 Net realized and unrealized gain on investments                  $            0.34               0.72
 Total from investment operations                                 $            0.58               0.89
 Less distributions from:
 Net investment income                                            $            0.09                 --
 Net realized gains on investments                                $            0.05                 --
 Total distributions                                              $            0.14                 --
 Net asset value, end of period                                   $           11.37              10.93
 TOTAL RETURN(2)                                                  %            5.36               8.86
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $         527,133            210,753
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)                %            0.14               0.14
 Gross expenses prior to expense  reimbursement(3)(5)             %            0.16               0.19
 Net investment income(3)(4)                                      %            2.15               5.82
 Portfolio turnover rate                                          %              44                 34



 (1) Commencement of operations.
 (2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
 (3) Annualized for periods less than one year.
 (4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
 (5) Expense ratios do not include expenses of Underlying Funds.
 * Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIFESTYLE MODERATE GROWTH PORTFOLIO


                                                                                  CLASS S
                                                                    ----------------------------------
                                                                                        MAY 3, 2004(1)
                                                                        YEAR ENDED            TO
                                                                       DECEMBER 31,      DECEMBER 31,
                                                                           2005              2004
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                             $           11.07              10.02
 Income from investment operations:
 Net investment income                                            $            0.20*              0.14
 Net realized and unrealized gain on investments                  $            0.43               0.91
 Total from investment operations                                 $            0.63               1.05
 Less distributions from:
 Net investment income                                            $            0.07                 --
 Net realized gains on investments                                $            0.05                 --
 Total distributions                                              $            0.12                 --
 Net asset value, end of period                                   $           11.58              11.07
 TOTAL RETURN(2)                                                  %            5.80              10.48
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $       1,257,426            452,111
 Ratios to average net assets:
 Net expenses after expense  reimbursement(3)(4)(5)               %            0.14               0.14
 Gross expenses prior to expense  reimbursement(3)(5)             %            0.16               0.19
 Net investment income(3)(4)                                      %            1.76               4.63
 Portfolio turnover rate                                          %              41                 35

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIFESTYLE GROWTH PORTFOLIO


                                                                                  CLASS S
                                                                    -------------------------------------
                                                                                         MAY 3, 2004(1)
                                                                        YEAR ENDED             TO
                                                                       DECEMBER 31,       DECEMBER 31,
                                                                           2005               2004
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                             $           11.25              10.07
 Income from investment operations:
 Net investment income                                            $            0.12*              0.08
 Net realized and unrealized gain on investments                  $            0.64               1.10
 Total from investment operations                                 $            0.76               1.18
 Less distributions from:
 Net investment income                                            $            0.04                 --
 Net realized gains on investments                                $            0.03                 --
 Total distributions                                              $            0.07                 --
 Net asset value, end of period                                   $           11.94              11.25
 TOTAL RETURN(2)                                                  %            6.81              11.72
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $       1,387,102            472,708
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)                %            0.14               0.14
 Gross expenses prior to expense reimbursement(3)(5)              %            0.16               0.19
 Net investment income(3)(4)                                      %            1.09               2.67
 Portfolio turnover rate                                          %              43                 30



 (1) Commencement of operations.
 (2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
 (3) Annualized for periods less than one year.
 (4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
 (5) Expense ratios do not include expenses of Underlying Funds.
 * Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO


                                                                                  CLASS S
                                                                    -------------------------------------
                                                                                         MAY 3, 2004(1)
                                                                        YEAR ENDED             TO
                                                                       DECEMBER 31,       DECEMBER 31,
                                                                           2005               2004
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                             $           11.37              10.06
 Income from investment operations:
 Net investment income                                            $            0.04*              0.02
 Net realized and unrealized gain on investments                  $            0.84               1.29
 Total from investment operations                                 $            0.88               1.31
 Less distributions from:
 Net investment income                                            $            0.01                 --
 Net realized gains on investments                                $            0.02                 --
 Total distributions                                              $            0.03                 --
 Net asset value, end of period                                   $           12.22              11.37
 TOTAL RETURN(2)                                                  %            7.77              13.02
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $         678,699            213,366
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)                %            0.14               0.14
 Gross expenses prior to expense reimbursement(3)(5)              %            0.16               0.19
 Net investment income(3)(4)                                      %            0.31               0.62
 Portfolio turnover rate                                          %              48                 23



 (1) Commencement of operations.
 (2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
 (3) Annualized for periods less than one year.
 (4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
 (5) Expense ratios do not include expenses of Underlying Funds.
 * Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                      (This page intentionally left blank.)

WHERE TO GO TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated April 28, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the LifeStyle Portfolios' investments is available in the LifeStyle Portfolios' annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the LifeStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.


To obtain free copies of the LifeStyle Portfolios' annual and semi-annual shareholder reports and the LifeStyle Portfolios' Statement of Additional Information or to make inquiries about the LifeStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona, call
(800) 366-0066, or visit our website at www.ingfunds.com.


Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.


[ING LOGO]

4/28/06                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2006

ADVISER CLASS

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN THE ING MARKETSTYLE PORTFOLIOS LISTED BELOW (EACH A "PORTFOLIO" AND COLLECTIVELY, THE "MARKETSTYLE PORTFOLIOS"). EACH PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS") AND USES ASSET ALLOCATION STRATEGIES TO DETERMINE HOW MUCH TO INVEST IN THE UNDERLYING FUNDS.

CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING MARKETSTYLE MODERATE PORTFOLIO
ING MARKETSTYLE MODERATE GROWTH PORTFOLIO
ING MARKETSTYLE GROWTH PORTFOLIO

NOT ALL MARKETSTYLE PORTFOLIOS MAY BE
AVAILABLE IN ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE ADVISER CLASS SHARES OF THE MARKETSTYLE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT:
IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE MARKETSTYLE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE MARKETSTYLE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                  PAGE
INTRODUCTION
  ING Investors Trust                                                                2
  An Introduction to the MarketStyle Portfolios                                      2
  Classes of Shares                                                                  2
  An Introduction to the Asset Allocation Process                                    2
DESCRIPTION OF THE PORTFOLIOS
  Portfolios at a Glance                                                             4
  ING MarketStyle Moderate Portfolio                                                 5
  ING MarketStyle Moderate Growth Portfolio                                          7
  ING MarketStyle Growth Portfolio                                                   9
PORTFOLIO FEES AND EXPENSES                                                         11
MORE INFORMATION ON INVESTMENT STRATEGIES
  More on the Asset Allocation Process                                              14
  Investment Objectives, Main Investments and Risks of the Underlying Funds         14
DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
  MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS                                15
MORE INFORMATION ON RISKS
  Asset Allocation is no Guarantee Against Loss                                     17
  Performance of the Underlying Funds Will Vary                                     17
  Temporary Defensive Positions                                                     17
  Conflict of Interest                                                              17
  Risks Associated with an Investment in the Underlying Funds                       17
MANAGEMENT AND OTHER SERVICE PROVIDERS
  Management of the MarketStyle Portfolios                                          23
  Information about Ibbotson Associates                                             23
  Portfolio Distribution                                                            24
  Shareholder Service and Distribution Plan                                         24
  How ING Groep Compensates Entities Offering Our Portfolios as Investment
    Options in Their Insurance Products                                             24
  Administrative Services                                                           25
INFORMATION FOR INVESTORS                                                           25
  About Your Investment                                                             25
  Interests of the Holders of Variable Contracts and Qualified Plans                25
  Net Asset Value                                                                   25
  Frequent Trading - Market Timing                                                  27
  Portfolio Holdings Disclosure Policy                                              28
  Additional Information About the MarketStyle Portfolios                           28
  Percentage and Rating Limitation                                                  28
  A Word About Portfolio Diversity                                                  28
  Taxes and Distributions                                                           28
  Reports to Shareholders                                                           28
  Financial Highlights                                                              29
WHERE TO GO TO OBTAIN MORE INFORMATION                                       Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE MARKETSTYLE PORTFOLIOS

The MarketStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.


The MarketStyle Portfolios invest primarily in a universe of Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 14 of this Prospectus.

Shares of the MarketStyle Portfolios are offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified retirement plans.


This Prospectus explains the investment objective, principal investment strategies and risks of each of the MarketStyle Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus.


AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS

ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio and ING Investment Management Co. ("ING IM") is the sub-adviser of each Portfolio. ING Investments and ING IM are wholly-owned indirect subsidiaries of ING Groep, N.V., ("ING Groep") is one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The MarketStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, Inc, ING Life Insurance and Annuity Company and ING Investments, each of which is an indirect subsidiary of ING Groep. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.

The three Marketstyle Portfolios have varying investment objectives that are intended for investors with varying risk tolerances and time horizons. Each Portfolio seeks its objective through an asset allocation strategy that provides exposure to various asset classes. This approach is intended to attain a Portfolio's objective and provide the benefits of lower volatility through asset diversification. ING Investments and ING IM use a process to determine the target allocations for each Portfolio, as described below:

     1. ING IM determines the targeted allocations for each Portfolio's investment in various asset classes. In making this determination, ING IM employs its own proprietary modeling techniques. ING IM also considers recommendations made by Ibbotson Associates ("Ibbotson"), an asset allocation consulting firm engaged by ING IM, and which provides research on asset classes and recommends asset allocation ranges for each of the Portfolios. It is currently intended that Ibbotson will be consulted on an annual basis for updated research and recommendations.

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

     2. ING IM determines the Underlying Funds in which a Portfolio invests to attain its target allocations. In choosing an Underlying Fund for an asset class, ING IM considers the degree to which the Underlying Fund's holdings or other characteristics correspond to the desired asset class, among other factors. ING IM may change the Underlying Funds in which a Portfolio invests at any time, and may add or drop Underlying Funds at any time, and may at any time determine to make tactical changes in a Portfolio's target asset allocations depending on market conditions. ING Investments supervises the determination of target allocations by the Sub-Adviser and the selection of Underlying Funds by ING IM.

The MarketStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will normally take place monthly, and inflows and outflows may be used to seek target allocations. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. On an ongoing basis, the actual mix of assets and Underlying Funds for each Portfolio may deviate from target allocation percentages set out in this Prospectus. A Portfolio may be rebalanced more often, subject to any constraints on timing of rebalancing arising from the Portfolio's applicable frequent trading procedures.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

MARKETSTYLE PORTFOLIOS AT A GLANCE

The following table summarizes the investment objective, main investments, asset allocation targets, and main risks of each Portfolio, and is intended to help you make comparisons among the MarketStyle Portfolios. As with all mutual funds, there can be no assurance that the MarketStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 5.

                                                                        ING MARKETSTYLE
                                        ING MARKETSTYLE                 MODERATE GROWTH                 ING MARKETSTYLE
                                      MODERATE PORTFOLIO                   PORTFOLIO                    GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
ADVISER                         ING Investments, LLC            ING Investments, LLC            ING Investments, LLC

INVESTMENT PROFILE              Your focus is on keeping pace   You want the opportunity for    You seek an investment geared
                                with inflation. Income and      long-term moderate growth.      for growth and can tolerate
                                capital appreciation desired.                                   market-swings.

  SHORTER INVESTMENT HORIZON    < ---------------------------------------------------------- >     LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE            Growth of capital and current   Growth of capital and a low to  Growth of capital and little
                                income.                         moderate level of current       or no current income.
                                                                income.

MAIN INVESTMENTS                A combination of Underlying     A combination of Underlying     A combination of Underlying
                                Funds according to a formula    Funds according to a formula    Funds according to a formula
                                that over time should reflect   that over time should reflect   that over time should reflect
                                an allocation of approximately  an allocation of approximately  an allocation of approximately
                                50% in equity securities and    65% in equity securities and    80% in equity securities and
                                50% in fixed income             35% in fixed income             20% in fixed income
                                securities.                     securities.                     securities.


                                                                        ING MARKETSTYLE
                                        ING MARKETSTYLE                 MODERATE GROWTH                 ING MARKETSTYLE
                                      MODERATE PORTFOLIO                   PORTFOLIO                    GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
UNDERLYING ASSET ALLOCATION     U.S. Large-Capitalization       U.S. Large-Capitalization       U.S. Large-Capitalization
TARGETS (AS OF APRIL 28,        Stocks                     24%  Stocks                     30%  Stocks                     37%
2006)(1)
                                U.S. Mid-Capitalization         U.S. Mid-Capitalization         U.S. Mid-Capitalization
                                Stocks                      7%  Stocks                      9%  Stocks                     12%

                                U.S. Small-Capitalization       U.S. Small-Capitalization       U.S. Small-Capitalization
                                Stocks                      6%  Stocks                      9%  Stocks                     11%

                                Non-U.S./International          Non U.S./International          Non U.S./International
                                Stocks                     13%  Stocks                     17%  Stocks                     20%

                                Intermediate-Term Bonds    20%  Intermediate-Term Bonds    18%  Intermediate-Term Bonds    13%

                                Short-Term Bonds           20%  Short-Term Bonds           12%  Short-Term Bonds            7%

                                Cash                       10%  Cash                        5%  Cash                        0%

          LOWER RISK            < ---------------------------------------------------------- >            HIGHER RISK

MAIN RISKS                      Credit Risk, Derivatives Risk,  Credit Risk, Derivatives Risk,  Credit Risk, Derivatives Risk,
THE MARKETSTYLE PORTFOLIOS ARE  Foreign Investment Risk,        Foreign Investment Risk,        Foreign Investment Risk,
EXPOSED TO THE SAME RISKS AS    Inflation Risk,                 Inflation Risk, Interest Rate   Inflation Risk, Interest Rate
THE UNDERLYING FUNDS IN DIRECT  Mortgage-Related Securities     Risk, Mortgage-Related          Risk, Mortgage-Related
PROPORTION TO THE ALLOCATION    Risk, Price Volatility Risk,    Securities Risk, Price          Securities Risk, Price
OF ASSETS AMONG UNDERLYING      and Real Estate Investment      Volatility Risk, and Real       Volatility Risk, and Real
FUNDS. AN INVESTOR MAY LOSE     Trusts Risk.                    Estate Investment Trusts Risk.  Estate Investment Trusts Risk.
MONEY IN EACH PORTFOLIO.


(1) Although the MarketStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

                  U.S. Large-Capitalization Stocks          24%
                  U.S. Mid-Capitalization Stocks             7%
                  U.S. Small-Capitalization Stocks           6%
                  Non-U.S./International Stocks             13%
                  Intermediate-Term Bonds                   20%
                  Short Term Bonds                          20%
                  Cash                                      10%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 14, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 14 and "More Information on Risks" on page 17 of this Prospectus.


PERFORMANCE


Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

                  U.S. Large-Capitalization Stocks          30%
                  U.S. Mid-Capitalization Stocks             9%
                  U.S. Small-Capitalization Stocks           9%
                  Non-U.S./International Stocks             17%
                  Intermediate-Term Bonds                   18%
                  Short-Term Bonds                          12%
                  Cash                                       5%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 14, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 14 and "More Information on Risks" on page 17 of this Prospectus.


PERFORMANCE


Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

                  U.S. Large-Capitalization Stocks          37%
                  U.S. Mid-Capitalization Stocks            12%
                  U.S. Small-Capitalization Stocks          11%
                  Non-U.S./International Stocks             20%
                  Intermediate-Term Bonds                   13%
                  Short-Term Bonds                           7%
                  Cash                                       0%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 14, "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 14 and "More Information on Risks" on page 17 of this Prospectus.


PERFORMANCE


Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

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                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables that follow show the estimated operating expenses you pay if you buy and hold ADV Class shares of a Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by the ADV Class shares of a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the MarketStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the MarketStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The MarketStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the MarketStyle Portfolios.

                                ADV CLASS SHARES
                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                             DISTRIBUTION                           TOTAL         WAIVERS,       TOTAL NET
                                 MANAGEMENT     (12b-1)    SHAREHOLDER    OTHER   OPERATING   REIMBURSEMENTS     OPERATING
           PORTFOLIO                 FEE         FEE(2)    SERVICE FEE  EXPENSES  EXPENSES   AND RECOUPMENTS(3)  EXPENSES
--------------------------------------------------------------------------------------------------------------------------
ING MarketStyle Moderate            0.08%        0.50%        0.25%       0.05%     0.88%          (0.20)%         0.68%
ING MarketStyle Moderate Growth     0.08%        0.50%        0.25%       0.05%     0.88%          (0.20)%         0.68%
ING MarketStyle Growth              0.08%        0.50%        0.25%       0.05%     0.88%          (0.20)%         0.68%



(1) This table shows the estimated operating expenses of the the ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year of operations as the MarketStyle Portfolios' ADV Class shares had not commenced operations and the MarketStyle Portfolios' Service 2 Class shares had not had a full year of operations as of December 31, 2005.


(2) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the MarketStyle Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2006. There is no guarantee this waiver will continue after that date.

(3) ING Investments, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the MarketStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
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                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:


                                                                       TOTAL ANNUAL
                                                                        OPERATING    FEE WAIVER BY  NET OPERATING
                           UNDERLYING FUNDS                              EXPENSES       ADVISER       EXPENSES
-----------------------------------------------------------------------------------------------------------------
ING Limited Maturity Bond Portfolio                                        0.29%            -           0.29%
ING Liquid Assets Portfolio                                                0.29%            -           0.29%
ING VP Index Plus International Equity Portfolio(1)                        0.79%        (0.24)%         0.55%
ING VP Index Plus LargeCap Portfolio                                       0.45%            -           0.45%
ING VP Index Plus MidCap Portfolio                                         0.49%            -           0.49%
ING VP Index Plus SmallCap Portfolio                                       0.49%            -           0.49%
ING VP Intermediate Bond Portfolio                                         0.49%            -           0.49%


(1) As the Underlying Portfolio commenced operations on July 29, 2005 and therefore did not have a full calendar year of operations as of December 31, 2004, the expense ratios are estimated for the current fiscal year.

                               NET EXPENSE RATIOS
               (INCLUDING DIRECT AND INDIRECT OPERATING EXPENSES)

The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                                                              WAIVERS,
                                                           REIMBURSEMENTS   NET OPERATING
           PORTFOLIO             TOTAL OPERATING EXPENSES  AND RECOUPMENTS    EXPENSES
-----------------------------------------------------------------------------------------
ING MarketStyle Moderate                   1.35%               (0.24)%          1.11%
ING MarketStyle Moderate Growth            1.39%               (0.25)%          1.14%
ING MarketStyle Growth                     1.42%               (0.26)%          1.16%


These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
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EXAMPLE

The Example is intended to help you compare the cost of investing in ADV Class shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ADV Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the ADV Class shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the ADV Class shares of each Portfolio for the one-year period and for the first year of the three-, five-, and ten-year periods. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolios as its underlying investment medium. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.


PORTFOLIO                                   1 YEAR   3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
ING MarketStyle Moderate(1)                 $   113  $   404  $   716  $   1,603
ING MarketStyle Moderate Growth(1)          $   116  $   415  $   737  $   1,647
ING MarketStyle Growth(1)                   $   118  $   424  $   752  $   1,680



(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three- , five- , and ten-year periods.

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                    MORE INFORMATION ON INVESTMENT STRATEGIES
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MORE ON THE ASSET ALLOCATION PROCESS

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. Subject to the supervision of ING Investments, ING IM determines the asset allocation targets for a Portfolio, and may recommend ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING IM uses economic and statistical methods to determine the asset allocation targets and ranges for each Portfolio.

The factors considered include:

   (i) the investment objective of each Portfolio and each of the Underlying Funds;

   (ii)  economic and market forecasts;

   (iii) proprietary and third-party reports and analyses;

   (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

   (v)   the correlation and covariance among Underlying Funds.

As the net asset values of the shares of the Underlying Funds' change, a Portfolio's actual allocations will vary from the target allocations, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments may implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs from changes to the MarketStyle Portfolios and the Underlying Funds.

ING Investments and ING IM intend to rebalance the Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING IM monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING IM may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments or ING IM believe it is in the best interests of a Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the MarketStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, and investment adviser and sub-adviser. This information is intended to provide potential investors in the MarketStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page 18 for an expanded discussion of the risks listed below for a particular Underlying Fund.


You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
               MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS

--------------------------------------------------------------------------------


INVESTMENT ADVISER /
    SUB-ADVISER          UNDERLYING FUND    INVESTMENT OBJECTIVE          MAIN INVESTMENTS                    MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Limited Maturity  Highest current       Invests at least 80% of its net  Call risk, debt securities
Directed Services,    Bond Portfolio        income consistent     assets in a diversified          risk, derivatives risk, foreign
Inc.                                        with low risk to      portfolio of bonds that are      investment risk, income risk,
                                            principal and         primarily limited maturity debt  interest rate risk, manager
SUB-ADVISER:                                liquidity. As a       securities. These short- to      risk, market capitalization
ING Investment                              secondary objective,  intermediate-term debt           risk, mid-capitalization
Management Co.                              seeks to enhance its  securities have remaining        company risk, mortgage-related
                                            total return through  maturities of seven years or     securities risk, portfolio
                                            capital appreciation  less. The dollar- weighted       turnover risk, prepayment or
                                            when market factors   average maturity of the          call risk, real estate
                                            indicate that         Portfolio will not exceed five   investment trusts risk, sector
                                            capital appreciation  years and in periods of rising   risk, securities lending risk,
                                            may be available      interest rates may be shortened  small-capitalization company
                                            without significant   to one year or less. Under       risk and U.S. government
                                            risk to principal.    normal conditions, the           securities and obligations
                                                                  Portfolio maintains significant  risk.
                                                                  exposure to government
                                                                  securities. May invest in
                                                                  non-government securities
                                                                  issued by companies of all
                                                                  sizes only if rated Baa3 or
                                                                  better by Moody's or BBB- or
                                                                  better by S&P. Money market
                                                                  securities must be rated in the
                                                                  two highest rating categories
                                                                  by Moody's or S&P. May invest
                                                                  in preferred stock, U.S.
                                                                  government securities,
                                                                  securities of foreign
                                                                  governments and supranational
                                                                  organizations, mortgage- and
                                                                  asset-backed securities,
                                                                  mortgage bonds, municipal
                                                                  bonds, notes and commercial
                                                                  paper and debt securities of
                                                                  foreign issuers. May engage in
                                                                  dollar roll transactions and
                                                                  swap agreements. May use
                                                                  options and futures contracts.

INVESTMENT ADVISER:   ING Liquid Assets     High level of         Invests in a portfolio of        Credit risk, interest rate
Directed Services,    Portfolio             current income        high-quality, U.S. dollar        risk, manager risk, securities
Inc.                                        consistent with the   denominated short-term debt      lending risk, sector risk and
                                            preservation of       securities that are determined   U.S. government securities and
SUB-ADVISER:                                capital and           by the Sub-Adviser to present    obligations risk.
ING Investment                              liquidity.            minimal credit risks.
Management Co.                                                    Obligations in which the
                                                                  Portfolio invests generally
                                                                  have remaining maturities of
                                                                  397 days or less, although upon
                                                                  satisfying certain conditions
                                                                  of Rule 2a-7, the Portfolio
                                                                  may, to the extent otherwise
                                                                  permissible, invest in
                                                                  instruments subject to
                                                                  repurchase agreements and
                                                                  certain variable and floating
                                                                  rate obligations that bear
                                                                  longer final maturities. May
                                                                  invest in obligations permitted
                                                                  to be purchased under Rule
                                                                  2a-7. May invest more than 25%
                                                                  of its total assets in
                                                                  instruments issued by domestic
                                                                  banks. May significantly invest
                                                                  in securities issued by
                                                                  financial services companies,
                                                                  banks and bank holding
                                                                  companies, investment banks,
                                                                  trust companies, insurance
                                                                  companies, finance companies,
                                                                  and broker-dealers. May
                                                                  purchase securities on a
                                                                  when-issued basis and purchase
                                                                  or sell them on a forward
                                                                  commitment basis. May also
                                                                  invest in variable rate master
                                                                  demand obligations.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------

     ADVISER /
    SUB-ADVISER          UNDERLYING FUND    INVESTMENT OBJECTIVE          MAIN INVESTMENTS                    MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING VP Index Plus     Seeks to outperform   Invests at least 80% of its      Convertible securities risk,
ING Investment, LLC   International Equity  the total return      assets in stocks included in     derivatives risk, equity
                      Portfolio             performance of the    the MSCI EAFE(R) Index,          securities risk, foreign
SUB-ADVISER:                                Morgan Stanley        exchange-traded funds ("ETFs"),  investment risk, index strategy
ING Investment                              Capital               and derivatives (including       risk, manager risk, market and
Management Advisors,                        International Europe  futures and options) whose       company risk, market
B.V.                                        Australasia and Far   economic returns are similar to  capitalization risk, market
                                            East Index ("MSCI     the MSCI EAFE(R) Index or its    trends risk, other investment
                                            EAFE(R) Index"),      components. The Portfolio may    companies risk, and securities
                                            while maintaining a   also invest in securities that   lending risk.
                                            market level of       are convertible into common
                                            risk.                 stocks included in the MSCI
                                                                  EAFE(R) Index. At any one time,
                                                                  the Sub-Adviser generally
                                                                  includes in the Portfolio
                                                                  between 300 and 400 of the
                                                                  stocks included in the MSCI
                                                                  EAFE(R) Index. Although the
                                                                  Portfolio will not hold all the
                                                                  stocks in the MSCI EAFE(R)
                                                                  Index, the Sub-Adviser expects
                                                                  that there will be a close
                                                                  correlation between the
                                                                  performance of the Portfolio
                                                                  and that of the index in both
                                                                  rising and falling markets.

INVESTMENT ADVISER:   ING VP Index Plus     Outperform the total  At least 80% of assets in        Derivatives risk, manager risk,
ING Investments, LLC  LargeCap Portfolio    return performance    securities of large              price volatility risk and
                                            of the Standard &     capitalization companies         securities lending risk.
SUB-ADVISER:                                Poor's 500 Composite  included in the S&P 500 Index
ING Investment                              Stock Price Index     and have a market
Management Co.                              ("S&P 500 Index"),    capitalization of at least $4
                                            while maintaining a   billion. May invest in
                                            market level of       derivatives.
                                            risk.

INVESTMENT ADVISER:   ING VP Index Plus     Outperform the total  At least 80% of assets in        Derivatives risk, manager risk
ING Investments, LLC  MidCap Portfolio      return performance    equity securities of             mid-capitalization company
                                            of the Standard &     mid-capitalization companies     risk, price volatility risk,
SUB-ADVISER:                                Poor's MidCap 400     included in the S&P 400 Index.   and securities lending risk.
ING Investment                              Index ("S&P 400       May invest in derivations.
Management Co.                              Index"), while
                                            maintaining a market
                                            level of risk.

INVESTMENT ADVISER:   ING VP Index Plus     Outperform the total  At least 80% of assets in        Derivatives risk, manager risk,
ING Investments, LLC  SmallCap Portfolio    return performance    securities of                    price volatility risk,
                                            of the Standard &     small-capitalization companies   securities lending risk and
SUB-ADVISER:                                Poor's SmallCap 600   included in the S&P 600 Index.   small-capitalization company
ING Investment                              Index ("S&P 600       May invest in derivatives.       risk.
Management Co.                              Index"), while
                                            maintaining a market
                                            level of risk.

INVESTMENT ADVISER:   ING VP Intermediate   Maximize total        Under normal conditions,         Call Risk, credit risk, debt
ING Investments, LLC  Bond Portfolio        return consistent     invests at least 80% of its      securities risk, derivatives
                                            with reasonable       assets in a portfolio of bonds   risk, extension risk, foreign
SUB-ADVISER:                                risk.                 including corporate, government  investment risk, high-yield
ING Investment                                                    and mortgage bonds, which, at    lower-grade debt securities
Management Co.                                                    the time of purchase, are rated  risk, interest rate risk,
                                                                  investment grade. May also       mortgage-related securities
                                                                  invest in high-yield bonds       risk, portfolio turnover risk,
                                                                  ("junk bonds") but will seek to  prepayment risk, price
                                                                  maintain a minimum average       volatility risk, securities
                                                                  quality rating of investment     lending risk and U.S.
                                                                  grade. May also invest in        government securities and
                                                                  preferred stocks, high quality   obligations risk.
                                                                  money market instruments,
                                                                  municipal bonds, debt
                                                                  securities of foreign issuers,
                                                                  mortgage- and asset-backed
                                                                  securities, options and future
                                                                  contracts involving securities,
                                                                  security indices and interest
                                                                  rates. May engage in dollar
                                                                  roll transactions and swap
                                                                  agreements.

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                            MORE INFORMATION ON RISKS
--------------------------------------------------------------------------------

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the MarketStyle
Portfolios:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the MarketStyle Portfolios. Furthermore, ING Investments' or ING IM's allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in a Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the MarketStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or ING IM with respect to the MarketStyle Portfolios or an investment adviser or sub-adviser of an Underlying Fund believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the MarketStyle Portfolios among the Underlying Funds, ING Investments and ING IM are subject to several conflicts of interest because they serve as the investment adviser and sub-adviser to the MarketStyle Portfolios, and they or an affiliate serve as investment adviser and sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and all of the Underlying Funds have a sub-adviser that is not affiliated with the Adviser. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments and ING IM may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to the adviser or an affiliate. Therefore, ING Investments and ING IM may have incentives to allocate and reallocate in a fashion that would advance their interests or the interests of an Underlying Fund rather than or in addition to a Portfolio.


Investors bear the risk that ING IM's allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those

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                      MORE INFORMATION ON RISKS (CONTINUED)
--------------------------------------------------------------------------------

where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.


CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.


CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when as interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk as described above and are considered to be mostly speculative in nature.

DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEFENSIVE INVESTING RISK. The MarketStyle Portfolios or an Underlying Fund may depart from their principal investment strategies by temporarily investing for defensive purposes when the Portfolio's Adviser or an Underlying Fund's investment adviser or Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolios or Underlying Fund. Instead, the Portfolios or an Underlying Fund may invest in securities believed to present less risks, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objectives. A Portfolio's or an Underlying Fund's defensive investment positions may not be effective in protecting its value.


DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying

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degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

EXTENSION RISK. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market Interest rate, increasing the security's duration and reducing the value of the security.

FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested.

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INDEX STRATEGY RISK. Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.


INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the MarketStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the MarketStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Adviser will monitor transactions by the MarketStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the MarketStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, an Underlying Fund may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's securities.


MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller

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management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.


MID-CAPITALIZATION COMPANY RISK. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PREPAYMENT RISK. An Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.


PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

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REAL ESTATE INVESTMENT TRUSTS ("REITS") RISK. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITS may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

SECTOR RISK. A sector is a group of selected industries such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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MANAGEMENT OF THE MARKETSTYLE PORTFOLIOS


ADVISER. ING Investments serves as the investment adviser to each of the Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, the ING Investments managed approximately $42 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.


ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, ING Investments delegates to ING IM the responsibility for investment management, subject to ING Investments' oversight. ING Investments monitors the investment activities of ING IM. From time to time, ING Investments also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

For its investment management services provided to each Portfolio, ING Investments receives a management fee equal to 0.08% of each Portfolio's average daily net assets.


For information regarding the basis for the Board's approval of the investment advisory or investment sub-advisory relationships, please refer to the MarketStyle Portfolios' annual shareholder report dated December 31, 2005.

SUB-ADVISER. ING IM serves as sub-adviser to the MarketStyle Portfolios. ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.


ING IM has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more MarketStyle Portfolios.


Mary Ann Fernandez and Brian Gendreau, Ph.D., are primarily responsible for the day-to-day management of the Portfolios.

Mary Ann Fernandez, Portfolio Manager, has managed the Portfolios since their inception. Ms. Fernandez joined the Sub-Adviser in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist involved in the management and marketing of certain investment strategies managed by the Sub-Adviser.

Dr. Gendreau has been managing the MarketStyle Portfolios since May 2006. He joined ING IM as an Investment Strategist in September 2004 from Heckman Global Advisors, where he had managed their Emerging Market Equity Allocation products since October 2002. Prior to that, Dr. Gendreau was a Director and Market Strategist within Salomon Smith Barney's Institutional Investor ranked Asset Allocation team, where he had been employed since 1997. Earlier he worked at JPMorgan as Vice President in the Economic Research Department. He also served as an Economist for the Federal Reserve Bank of Philadelphia and the Board of Governors of the Federal Reserve System.

The statement of additional information ("SAI") provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolios.


INFORMATION ABOUT IBBOTSON ASSOCIATES. Ibbotson Associates serves as a consultant to ING IM. Founded in 1977 by Professor Roger Ibbotson, Ibbotson is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson provides extensive training, client

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education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions.

PORTFOLIO DISTRIBUTION

Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


SHAREHOLDER SERVICE AND DISTRIBUTION PLAN


The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the MarketStyle Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms"). The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of each Portfolio (a 0.25% shareholder service fee and a 0.50% distribution fee). DSI has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.35% (not to exceed 0.50% under the current Plan) in the future. Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the MarketStyle Portfolios' Plan, the Portfolios' adviser or distributor, out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the MarketStyle Portfolios held by those companies. The MarketStyle Portfolios' adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the MarketStyle Portfolios. These payments may also provide incentive for insurance companies to make the MarketStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the MarketStyle Portfolios.


The distributing broker-dealer for the MarketStyle Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the MarketStyle Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the investment adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the MarketStyle Portfolios. Additionally, if a Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

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The insurance companies through which investors hold shares of the MarketStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolios, DSI, ING Investment and ING IM are not a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the MarketStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the MarketStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the MarketStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the MarketStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the MarketStyle Portfolios.

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ABOUT YOUR INVESTMENT

The MarketStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the MarketStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the MarketStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS

The MarketStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The MarketStyle Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under the federal tax law. The MarketStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the MarketStyle Portfolios serve as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the MarketStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the MarketStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices. The MarketStyle Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the MarketStyle Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.


NET ASSET VALUE

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The MarketStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAVs of the MarketStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   - Securities of an issuer that has entered into a restructuring;

   - Securities whose trading has been halted or suspended;

   - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

   - Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the MarketStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the MarketStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolios' order in proper form.


PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

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                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------


PURCHASE AND REDEMPTION OF SHARES

Each Portfolio is available to serve as an investment option through variable annuity and variable life insurance separate accounts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts, Qualified Plan, other investment companies or other permitted investors. The Portfolios may not be available as investment options in your variable annuity or life insurance contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

FREQUENT TRADING - MARKET TIMING


The MarketStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the MarketStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


The MarketStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The MarketStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The MarketStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the adviser or sub-adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the MarketStyle Portfolios that are followed by the financial intermediaries that use the MarketStyle Portfolios and the monitoring by the MarketStyle Portfolios are designed to

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                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the MarketStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interests of the MarketStyle Portfolios' shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the policies and procedures with respect to the disclosure of the MarketStyle Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the MarketStyle Portfolio's website until the Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.


ADDITIONAL INFORMATION ABOUT THE MARKETSTYLE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

TAXES AND DISTRIBUTIONS


Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the MarketStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate account.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the MarketStyle Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.


REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolios' registered public accounting firm will be sent to shareholders each year.

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                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's ADV Class shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2005 the financial information has been derived from the Portfolios' financial statements which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

Because the ADV Class shares of the Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end), financial highlights are presented for Service 2 Class shares of the Portfolios.

ING MARKETSTYLE MODERATE PORTFOLIO



                                                                        CLASS S2
                                                                      ------------
                                                                       AUGUST 15,
                                                                         2005(1)
                                                                      DECEMBER 31,
                                                                          2005
----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                               $        10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                       $         0.14*
 Net realized and unrealized gain on investments                    $        (0.06)
 Total from investment operations                                   $         0.08
 Net asset value, end of period                                     $        10.08
 TOTAL RETURN(2)                                                    %         0.80

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                  $            1
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)                  %         0.48
 Gross expenses prior to expense reimbursement(4)(5)                %         5.31
 Net investment income (loss) after expense reimbursement(3)(4)     %         3.55
 Portfolio turnover rate                                            %           37



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING  MARKETSTYLE MODERATE GROWTH PORTFOLIO



                                                                        CLASS S2
                                                                      ------------
                                                                       AUGUST 15,
                                                                         2005(1)
                                                                      DECEMBER 31,
                                                                          2005
----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                               $        10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                       $         0.14*
 Net realized and unrealized gain on investments                    $         0.06
 Total from investment operations                                   $         0.20
 Net asset value, end of period                                     $        10.20
 TOTAL RETURN(2)                                                    %         2.00

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                  $            1
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)                  %         0.48
 Gross expenses prior to expense reimbursement(4)(5)                %         1.78
 Net investment income (loss) after expense reimbursement(3)(4)     %         3.41
 Portfolio turnover rate                                            %           22



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MARKETSTYLE GROWTH PORTFOLIO



                                                                        CLASS S2
                                                                      ------------
                                                                       AUGUST 15,
                                                                         2005(1)
                                                                      DECEMBER 31,
                                                                          2005
----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                               $        10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                       $         0.09*
 Net realized and unrealized gain on investments                    $         0.13
 Total from investment operations                                   $         0.22
 Net asset value, end of period                                     $        10.22
 TOTAL RETURN(2)                                                    %         2.20

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                  $            1
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)                  %         0.48
 Gross expenses prior to expense reimbursement(4)(5)                %         3.08
 Net investment income (loss) after expense reimbursement(3)(4)     %         2.21
 Portfolio turnover rate                                            %           17



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information dated April 28, 2006 has been filed with the SEC and is incorporated into this Prospectus by reference.


Additional information about the MarketStyle Portfolios' investments is available in the MarketStyle Portfolios' annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the the MarketStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.


To obtain free copies of the MarketStyle Portfolios' annual and semi-annual Shareholder Reports and the MarketStyle Portfolios' SAI or to make inquiries about the MarketStyle Portfolios, please write to the Trust at 7337
E. Doubletree Ranch Road, Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.


Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.


[ING LOGO]



04/28/06


                                                          SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2006

INSTITUTIONAL CLASS

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN THE ING MARKETSTYLE PORTFOLIOS LISTED BELOW (EACH A "PORTFOLIO" AND COLLECTIVELY, THE "MARKETSTYLE PORTFOLIOS"). EACH PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS") AND USES ASSET ALLOCATION STRATEGIES TO DETERMINE HOW MUCH TO INVEST IN THE UNDERLYING FUNDS.

CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING MARKETSTYLE MODERATE PORTFOLIO
ING MARKETSTYLE MODERATE GROWTH PORTFOLIO
ING MARKETSTYLE GROWTH PORTFOLIO

NOT ALL MARKETSTYLE PORTFOLIOS MAY BE
AVAILABLE IN ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE INSTITUTIONAL CLASS SHARES OF THE MARKETSTYLE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE MARKETSTYLE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE MARKETSTYLE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

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                                TABLE OF CONTENTS
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                                                                                  PAGE
INTRODUCTION
  ING Investors Trust                                                                2
  An Introduction to the MarketStyle Portfolios                                      2
  Classes of Shares                                                                  2
  An Introduction to the Asset Allocation Process                                    2
DESCRIPTION OF THE PORTFOLIOS
  Portfolios at a Glance                                                             4
  ING MarketStyle Moderate Portfolio                                                 5
  ING MarketStyle Moderate Growth Portfolio                                          7
  ING MarketStyle Growth Portfolio                                                   9
PORTFOLIO FEES AND EXPENSES                                                         11
MORE INFORMATION ON INVESTMENT STRATEGIES
  More on the Asset Allocation Process                                              14
  Investment Objectives, Main Investments and Risks of the Underlying Funds         14
DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
  MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS                                15
MORE INFORMATION ON RISKS
  Asset Allocation is no Guarantee Against Loss                                     17
  Performance of the Underlying Funds Will Vary                                     17
  Temporary Defensive Positions                                                     17
  Conflict of Interest                                                              17
  Risks Associated with an Investment in the Underlying Funds                       17
MANAGEMENT AND OTHER SERVICE PROVIDERS
  Management of the MarketStyle Portfolios                                          23
  Information about Ibbotson Associates                                             23
  Portfolio Distribution                                                            24
  How ING Groep Compensates Entities Offering Our Portfolios as Investment
    Options in their Insurance Products                                             24
  Administrative Services                                                           24
INFORMATION FOR INVESTORS                                                           25
  About Your Investment                                                             25
  Interests of the Holders of Variable Contracts and Qualified Plans                25
  Net Asset Value                                                                   25
  Frequent Trading - Market Timing                                                  26
  Portfolio Holdings Disclosure Policy                                              27
  Percentage and Rating Limitation                                                  27
  A Word About Portfolio Diversity                                                  28
  Taxes and Distributions                                                           28
  Reports to Shareholders                                                           28
  Financial Highlights                                                              29
WHERE TO GO TO OBTAIN MORE INFORMATION                                       Backcover

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                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE MARKETSTYLE PORTFOLIOS

The MarketStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.


The MarketStyle Portfolios invest primarily in a universe of underlying insurance-dedicated funds ("Underlying Funds") that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 14 of this Prospectus.

Shares of the MarketStyle Portfolios are offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified retirement plans.


This Prospectus explains the investment objective, principal investment strategies and risks of each of the MarketStyle Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus.


AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS

ING Investments, LLC ("ING Investments" or) is the investment adviser of each Portfolio and ING Investment Management Co. ("ING IM") is the sub-adviser of each Portfolio. The ING Investments and ING IM are wholly-owned indirect subsidiaries of ING Groep, N.V. ("ING Groep") is one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The MarketStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, Inc, ING Life Insurance and Annuity Company and the ING Investments each of which is an indirect subsidiary of ING Groep. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.

The three Marketstyle Portfolios have varying investment objectives that are intended for investors with varying risk tolerances and time horizons. Each Portfolio seeks its objective through an asset allocation strategy that provides exposure to various asset classes. This approach is intended to attain a Portfolio's objective and provide the benefits of lower volatility through asset diversification. ING Investments and ING IM use a process to determine the target allocations for each Portfolio, as described below:

     1. ING IM determines the targeted allocations for each Portfolio's investment in various asset classes. In making this determination, ING IM employs its own proprietary modeling techniques. ING IM also considers recommendations made by Ibbotson Associates ("Ibbotson"), an asset allocation consulting firm engaged by ING IM, and which provides research on asset classes and recommends asset allocation ranges for each of the Portfolios. It is currently intended that Ibbotson will be consulted on an annual basis for updated research and recommendations.

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                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

     2. ING IM determines the Underlying Funds in which a Portfolio invests to attain its target allocations. In choosing an Underlying Fund for an asset class, ING IM considers the degree to which the Underlying Fund's holdings or other characteristics correspond to the desired asset class, among other factors. ING IM may change the Underlying Funds in which a Portfolio invests at any time, and may add or drop Underlying Funds at any time, and may at any time determine to make tactical changes in a Portfolio's target asset allocations depending on market conditions. ING Investments supervises the determination of target allocations by the Sub-Adviser and the selection of Underlying Funds by ING IM.

The MarketStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will normally take place monthly, and inflows and outflows may be used to seek target allocations. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. On an ongoing basis, the actual mix of assets and Underlying Funds for each Portfolio may deviate from target allocation percentages set out in this Prospectus. A Portfolio may be rebalanced more often, subject to any constraints on timing of rebalancing arising from the Portfolio's applicable frequent trading procedures.

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                          DESCRIPTION OF THE PORTFOLIOS
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MARKETSTYLE PORTFOLIOS AT A GLANCE

The following table summarizes the investment objective, main investments, asset allocation targets and main risks of each Portfolio, and is intended to help you make comparisons among the MarketStyle Portfolios. As with all mutual funds, there can be no assurance that the MarketStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 5.


                                                                        ING MARKETSTYLE
                                         ING MARKETSTYLE                MODERATE GROWTH                   ING MARKETSTYLE
                                       MODERATE PORTFOLIO                  PORTFOLIO                      GROWTH PORTFOLIO
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ADVISER                          ING Investments, LLC            ING Investments, LLC            ING Investments, LLC

INVESTMENT PROFILE               Your focus is on keeping pace   You want the opportunity for    You seek an investment geared
                                 with inflation. Income and      long-term moderate growth.      for growth and can tolerate
                                 capital appreciation desired.                                   market-swings.

  SHORTER INVESTMENT HORIZON     < ---------------------------------------------------------- >     LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE             Growth of capital and current   Growth of capital and a low to  Growth of capital and little
                                 income.                         moderate level of current       or no current income.
                                                                 income.

MAIN INVESTMENTS                 A combination of Underlying     A combination of Underlying     A combination of Underlying
                                 Funds according to a formula    Funds according to a formula    Funds according to a formula
                                 that over time should reflect   that over time should reflect   that over time should reflect
                                 an allocation of approximately  an allocation of approximately  an allocation of approximately
                                 50% in equity securities and    65% in equity securities and    80% in equity securities and
                                 50% in fixed-income             35% in fixed income             20% in fixed income
                                 securities.                     securities.                     securities.

                                                                        ING MARKETSTYLE
                                         ING MARKETSTYLE                MODERATE GROWTH                   ING MARKETSTYLE
                                       MODERATE PORTFOLIO                  PORTFOLIO                      GROWTH PORTFOLIO
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UNDERLYING ASSET ALLOCATION      U.S. Large-Capitalization       U.S. Large-Capitalization       U.S. Large-Capitalization
TARGETS (AS OF APRIL 28,         Stocks                      24% Stocks                      30% Stocks                         37%
2006)(1)                         U.S. Mid-Capitalization         U.S. Mid-Capitalization         U.S. Mid-Capitalization
                                 Stocks                       7% Stocks                       9% Stocks                         12%
                                 U.S. Small-Capitalization       U.S. Small-Capitalization       U.S. Small-Capitalization
                                 Stocks                       6% Stocks                       9% Stocks                         11%
                                 Non-U.S./International          Non U.S./International          Non U.S./International
                                 Stocks                      13% Stocks                      17% Stocks                         20%
                                 Intermediate-Term Bonds     20% Intermediate-Term Bonds     18% Intermediate-Term Bonds        13%
                                 Short-Term Bonds            20% Short-Term Bonds            12% Short-Term Bonds                7%
                                 Cash                        10% Cash                         5% Cash                            0%

         LOWER RISK              < ---------------------------------------------------------- >            HIGHER RISK

MAIN RISKS
THE MARKETSTYLE PORTFOLIOS ARE   Credit Risk, Derivatives Risk,  Credit Risk, Derivatives Risk,  Credit Risk, Derivatives Risk,
EXPOSED TO THE SAME RISKS AS     Foreign Investment Risk,        Foreign Investment Risk,        Foreign Investment Risk,
THE UNDERLYING FUNDS IN DIRECT   Inflation Risk,                 Inflation Risk, Interest Rate   Inflation Risk, Interest Rate
PROPORTION TO THE ALLOCATION     Mortgage-Related Securities     Risk, Mortgage-Related          Risk, Mortgage-Related
OF ASSETS AMONG UNDERLYING       Risk, Price Volatility Risk,    Securities Risk, Price          Securities Risk, Price
FUNDS. AN INVESTOR MAY LOSE      and Real Estate Investment      Volatility Risk, and Real       Volatility Risk, and Real
MONEY IN EACH PORTFOLIO.         Trusts Risk.                    Estate Investment Trusts Risk.  Estate Investment Trusts Risk.


(1) Although the MarketStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

                  U.S. Large-Capitalization Stocks          24%
                  U.S. Mid-Capitalization Stocks             7%
                  U.S. Small-Capitalization Stocks           6%
                  Non-U.S./International Stocks             13%
                  Intermediate-Term Bonds                   20%
                  Short-Term Bonds                          20%
                  Cash                                      10%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 14, "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 15 and "More Information on Risks" on page 17 of this Prospectus.


PERFORMANCE


Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

                  U.S. Large-Capitalization Stocks          30%
                  U.S. Mid-Capitalization Stocks             9%
                  U.S. Small-Capitalization Stocks           9%
                  Non-U.S./International Stocks             17%
                  Intermediate-Term Bonds                   18%
                  Short-Term Bonds                          12%
                  Cash                                       5%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 14, "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 15 and "More Information on Risks" on page 17 of this Prospectus.


PERFORMANCE


Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

                  U.S. Large-Capitalization Stocks          37%
                  U.S. Mid-Capitalization Stocks            12%
                  U.S. Small-Capitalization Stocks          11%
                  Non-U.S./International Stocks             20%
                  Intermediate-Term Bonds                   13%
                  Short-Term Bonds                           7%
                  Cash                                       0%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 14, "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 15 and "More Information on Risks" on page 17 of this Prospectus.


PERFORMANCE


Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

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                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables that follow show the estimated operating expenses you pay if you buy and hold Class I shares of a Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by the Class I shares of a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the MarketStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the MarketStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The MarketStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the MarketStyle Portfolios.

                                 CLASS I SHARES
                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                             DISTRIBUTION                           TOTAL         WAIVERS,       TOTAL NET
                                 MANAGEMENT    (12b-1)     SHAREHOLDER    OTHER   OPERATING  REIMBURSEMENTS AND  OPERATING
          PORTFOLIO                 FEE          FEE       SERVICE FEE  EXPENSES   EXPENSES    RECOUPMENTS(2)     EXPENSES
--------------------------------------------------------------------------------------------------------------------------
ING MarketStyle Moderate            0.08%         --            --        0.05%     0.13%          (0.05)%         0.08%
ING MarketStyle Moderate Growth     0.08%         --            --        0.05%     0.13%          (0.05)%         0.08%
ING MarketStyle Growth              0.08%         --            --        0.05%     0.13%          (0.05)%         0.08%



(1) This table shows the estimated operating expenses for Class I shares of each MarketStyle Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year of operations as the MarketStyle Portfolios' Class I shares had not had a full year of operations as of December 31, 2005 and the MarketStyle Portfolios' Class S shares did not have a full calendar year of operations.


(2) ING Investments, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the MarketStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
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                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:


                                                       TOTAL ANNUAL
                                                        OPERATING     FEE WAIVER BY   NET OPERATING
                  UNDERLYING FUNDS                       EXPENSES        ADVISER        EXPENSES
---------------------------------------------------------------------------------------------------
ING Limited Maturity Bond Portfolio(1)                     0.29%             -            0.29%
ING Liquid Assets Portfolio                                0.29%             -            0.29%
ING VP Index Plus International Equity Portfolio(1)        0.79%         (0.24)%          0.55%
ING VP Index Plus LargeCap Portfolio                       0.45%             -            0.45%
ING VP Index Plus MidCap Portfolio                         0.49%             -            0.49%
ING VP Index Plus SmallCap Portfolio                       0.49%             -            0.49%
ING VP Intermediate Bond Portfolio                         0.49%             -            0.49%



(1) As the Underlying Fund or the Class I shares of the Underlying Fund did not have a full calendar year of operations as of December 31, 2005, the expense ratios are estimated for the current fiscal year.


                               NET EXPENSE RATIOS
                  (INCLUDING DIRECT AND INDIRECT OPERATING EXPENSES)

The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                                                                          WAIVERS,
                                                                       REIMBURSEMENTS   NET OPERATING
           PORTFOLIO                       TOTAL OPERATING EXPENSES   AND RECOUPMENTS      EXPENSES
-----------------------------------------------------------------------------------------------------
ING MarketStyle Moderate                             0.60%                 (0.09)%          0.51%
ING MarketStyle Moderate Growth                      0.64%                 (0.10)%          0.54%
ING MarketStyle Growth                               0.67%                 (0.11)%          0.56%


These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
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EXAMPLE

The Example is intended to help you compare the cost of investing in Class I shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the Class I shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the Class I shares of each Portfolio for the one-year period and for the first year of the three, five, and ten-year periods. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolios as its underlying investment medium. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.


           PORTFOLIO                          1 YEAR  3 YEARS  5 YEARS  10 YEARS
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ING MarketStyle Moderate(1)                    $  52   $  183   $  326   $  741
ING MarketStyle Moderate Growth(1)             $  55   $  195   $  347   $  789
ING MarketStyle Growth(1)                      $  57   $  203   $  362   $  824



(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three- , five- , and ten-year periods.

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                    MORE INFORMATION ON INVESTMENT STRATEGIES
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MORE ON THE ASSET ALLOCATION PROCESS

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. Subject to the supervision of ING Investments, ING IM determines the asset allocation targets for a Portfolio, and may recommend ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING IM uses economic and statistical methods to determine the asset allocation targets and ranges for each Portfolio.

The factors considered include:

     (i) the investment objective of each Portfolio and each of the Underlying Funds;

     (ii)   economic and market forecasts;

     (iii)  proprietary and third-party reports and analyses;

     (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

     (v)    the correlation and covariance among Underlying Funds.

As the net asset values of the shares of the Underlying Funds' change, a Portfolio's actual allocations will vary from the target allocations, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments may implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs from changes to the MarketStyle Portfolios and the Underlying Funds.

ING Investments and ING IM intend to rebalance the Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, the Sub-Adviser monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING IM may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments or ING IM believe it is in the best interests of a Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the MarketStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, and investment adviser and sub-adviser. This information is intended to provide potential investors in the MarketStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page 17 for an expanded discussion of the risks listed below for a particular Underlying Fund.


You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

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    DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER INVESTMENT OBJECTIVES,
               MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS
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  INVESTMENT ADVISER /
     SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                  MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:        ING Limited Maturity  Highest current income  Invests at least 80% of its     Call risk, debt securities
Directed Services, Inc.    Bond Portfolio        consistent with low     net assets in a diversified     risk, derivatives risk,
                                                 risk to principal and   portfolio of bonds that are     foreign investment risk,
SUB-ADVISER:                                     liquidity. As a         primarily limited maturity      income risk, interest rate
ING Investment                                   secondary objective,    debt securities. These short-   risk, manager risk, market
Management Co.                                   seeks to enhance its    to intermediate-term debt       capitalization risk,
                                                 total return through    securities have remaining       mid-capitalization company
                                                 capital appreciation    maturities of seven years or    risk, mortgage-related
                                                 when market factors     less. The dollar-weighted       securities risk, portfolio
                                                 indicate that capital   average maturity of the         turnover risk, prepayment
                                                 appreciation may be     Portfolio will not exceed five  risk, real estate
                                                 available without       years and in periods of rising  investment trusts risk,
                                                 significant risk to     interest rates may be           sector risk, securities
                                                 principal.              shortened to one year or less.  lending risk,
                                                                         Under normal conditions, the    small-capitalization
                                                                         Portfolio maintains             company risk and U.S.
                                                                         significant exposure to         government securities and
                                                                         government securities. May      obligations risk.
                                                                         invest in non-government
                                                                         securities issued by companies
                                                                         of all sizes only if rated
                                                                         Baa3 or better by Moody's or
                                                                         BBB- or better by S&P. Money
                                                                         market securities must be
                                                                         rated in the two highest
                                                                         rating categories by Moody's
                                                                         or S&P. May invest in
                                                                         preferred stock, U.S.
                                                                         government securities,
                                                                         securities of foreign
                                                                         governments and supranational
                                                                         organizations, mortgage- and
                                                                         asset-backed securities,
                                                                         mortgage bonds, municipal
                                                                         bonds, notes and commercial
                                                                         paper and debt securities of
                                                                         foreign issuers. May engage in
                                                                         dollar roll transactions and
                                                                         swap agreements. May use
                                                                         options and futures contracts.

INVESTMENT ADVISER:        ING Liquid Assets     High level of current   Invests in a portfolio of       Credit risk, interest rate
Directed Services, Inc.    Portfolio             income consistent with  high-quality, U.S. dollar       risk, manager risk,
                                                 the preservation of     denominated short-term debt     mortgage-related
SUB-ADVISER:                                     capital and liquidity.  securities that are determined  securities risk,
ING Investment                                                           by the Sub-Adviser to present   securities lending risk,
Management Co.                                                           minimal credit risks.           sector risk, and U.S.
                                                                         Obligations in which the        government securities and
                                                                         Portfolio invests generally     obligations risk.
                                                                         have remaining maturities of
                                                                         397 days or less, although
                                                                         upon satisfying certain
                                                                         conditions of Rule 2a-7, the
                                                                         Portfolio may, to the extent
                                                                         otherwise permissible, invest
                                                                         in instruments subject to
                                                                         repurchase agreements and
                                                                         certain variable and floating
                                                                         rate obligations that bear
                                                                         longer final maturities. May
                                                                         invest in obligations
                                                                         permitted to be purchased
                                                                         under Rule 2a-7. May invest
                                                                         more than 25% of its total
                                                                         assets in instruments issued
                                                                         by domestic banks. May
                                                                         significantly invest in
                                                                         securities issued by financial
                                                                         services companies, banks and
                                                                         bank holding companies,
                                                                         investment banks, trust
                                                                         companies, insurance
                                                                         companies, finance companies,
                                                                         and broker-dealers. May
                                                                         purchase securities on a
                                                                         when-issued basis and purchase
                                                                         or sell them on a forward
                                                                         commitment basis. May also
                                                                         invest in variable rate master
                                                                         demand obligations.

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            DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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  INVESTMENT ADVISER /
     SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                  MAIN RISKS
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INVESTMENT ADVISER:        ING VP Index Plus     Seeks to outperform     Invests at least 80% of its     Convertible securities
ING Investments, LLC       International Equity  the total return        assets in stocks included in    risk, derivatives risk,
                           Portfolio             performance of the      the MSCI EAFE(R) Index          equity securities risk,
SUB-ADVISER:                                     Morgan Stanley Capital  convertible securities that     foreign investment risk,
ING Investment                                   International Europe    are convertible into stocks     index strategy risk,
Management Advisors, B.V.                        Australasia and Far     included in the MSCI EAFE(R)    manager risk, market and
                                                 East Index ("MSCI       Index, exchange-traded funds    company risk, market
                                                 EAFE(R) Index"), while  ("ETFs"), and derivatives       capitalization risk,
                                                 maintaining a market    (including futures and          market trends risk, other
                                                 level of risk.          options) whose economic         investment companies, and
                                                                         returns are similar to the      securities lending risk.
                                                                         MSCI EAFE(R) Index or its
                                                                         components. The Portfolio may
                                                                         also invest in securities that
                                                                         are convertible into common
                                                                         stocks included in the MSCI
                                                                         EAFE(R) Index. At any one
                                                                         time, the Sub-Adviser
                                                                         generally includes in the
                                                                         Portfolio between 300 and 400
                                                                         of the stocks included in the
                                                                         MSCI EAFE(R) Index. Although
                                                                         the Portfolio will not hold
                                                                         all the stocks in the MSCI
                                                                         EAFE(R) Index, the Sub-Adviser
                                                                         expects that there will be a
                                                                         close correlation between the
                                                                         performance of the Portfolio
                                                                         and that of the index in both
                                                                         rising and falling markets.

INVESTMENT ADVISER:        ING VP Index Plus     Outperform the total    At least 80% of assets in       Derivatives risk, manager
ING Investments, LLC       LargeCap Portfolio    return performance of   securities of large             risk, price volatility
                                                 the Standard & Poor's   capitalization companies        risk and securities
SUB-ADVISER:                                     500 Composite Stock     included in the S&P 400 Index   lending risk.
ING Investment                                   Price Index ("S&P 500   and have a market
Management Co.                                   Index"), while          capitalization of at least $4
                                                 maintaining a market    billion. May invest in
                                                 level of risk.          derivations.

INVESTMENT ADVISER:        ING VP Index Plus     Outperform the total    At least 80% of assets in       Derivatives risk, manager
ING Investments, LLC       MidCap Portfolio      return performance of   securities of                   risk mid-capitalization
                                                 the Standard & Poor's   mid-capitalization companies    company risk, price
SUB-ADVISER:                                     MidCap 400 Index ("S&P  included in the S&P 600 Index.  volatility risk, and
ING Investment                                   400 Index"), while      May invest in derivatives.      securities lending risk.
Management Co.                                   maintaining a market
                                                 level of risk.

INVESTMENT ADVISER:        ING VP Index Plus     Outperform the total    At least 80% of assets in       Derivatives risk, manager
ING Investments, LLC       SmallCap Portfolio    return performance of   securities of                   risk, price volatility
                                                 the Standard & Poor's   small-capitalization companies  risk, securities lending
SUB-ADVISER:                                     SmallCap 600 Index      included in the S&P 600 Index.  risk and
ING Investment                                   ("S&P 600 Index"),      May invest in derivatives.      small-capitalization
Management Co.                                   while maintaining a                                     company risk.
                                                 market level of risk.

INVESTMENT ADVISER:        ING VP Intermediate   Maximize total return   Under normal conditions,        Call risk, credit risk,
ING Investments, LLC       Bond Portfolio        consistent with         invests at least 80% of its     debt securities risk,
                                                 reasonable risk.        assets in a portfolio of bonds  derivatives risk,
SUB-ADVISER:                                                             including corporate,            extension risk, foreign
ING Investment                                                           government and mortgage bonds,  investment risk,
Management Co.                                                           which, at the time of           high-yield lower-grade
                                                                         purchase, are rated investment  debt securities risk,
                                                                         grade. May also invest in       interest rate risk,
                                                                         high-yield bonds ("junk         mortgage-related
                                                                         bonds") but will seek to        securities risk, portfolio
                                                                         maintain a minimum average      turnover risk, prepayment
                                                                         quality rating of investment    risk, price volatility
                                                                         grade. May also invest in       risk, securities lending
                                                                         preferred stocks, high quality  risk and U.S. government
                                                                         money market instruments,       securities and obligations
                                                                         municipal bonds, debt           risk.
                                                                         securities of foreign issuers,
                                                                         mortgage- and asset-backed
                                                                         securities, options and future
                                                                         contracts involving
                                                                         securities, security indices
                                                                         and interest rates. May engage
                                                                         in dollar roll transactions
                                                                         and swap agreements.

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                       MORE INFORMATION ON RISKS
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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the MarketStyle
Portfolios:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the MarketStyle Portfolios. Furthermore, the ING Investments' or ING IM's allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in a Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the MarketStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or ING IM with respect to the MarketStyle Portfolios or an investment adviser or sub-adviser of an Underlying Fund believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the MarketStyle Portfolios among the Underlying Funds, ING Investments and ING IM are subject to several conflicts of interest because they serve as the investment adviser and sub-adviser to the MarketStyle Portfolios, and they or an affiliate serve as investment adviser and sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and all Underlying Funds have a sub-adviser that is not affiliated with the Adviser. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments and ING IM may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to the adviser or an affiliate. Therefore, ING Investments and ING IM may have incentives to allocate and reallocate in a fashion that would advance their interests or the interests of an Underlying Fund rather than or in addition to a Portfolio.


Investors bear the risk that ING IM's allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:


ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities

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by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.


CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.


CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An underlying fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEFENSIVE INVESTING RISK. The MarketStyle Portfolios or an Underlying Fund may depart from their principal investment strategies by temporarily investing for defensive purposes when ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the MarketStyle Portfolios or Underlying Fund. Instead, the MarketStyle Portfolios or an Underlying Fund may invest in securities believed to present less risks, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objectives. A Portfolio's or an Underlying Fund's defensive investment positions may not be effective in protecting its value.


DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying

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degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

EXTENSION RISK. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market Interest rate, increasing the security's duration and reducing the value of the security.

FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less-liquid than U.S. investments.


HIGH-YIELD LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

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INDEX STRATEGY RISK. Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.


INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the MarketStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the MarketStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Adviser will monitor transactions by the MarketStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the MarketStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, an Underlying Fund may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's securities.


MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources,

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smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.


MID-CAPITALIZATION COMPANY RISK. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PREPAYMENT RISK. An Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.


PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons

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relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

REAL ESTATE INVESTMENT TRUSTS ("REITs") RISK. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITS may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

SECTOR RISK. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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                     MANAGEMENT AND OTHER SERVICE PROVIDERS
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MANAGEMENT OF THE MARKETSTYLE PORTFOLIOS


ADVISER. ING Investments serves as the investment adviser to each of the Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, ING Investments managed approximately $42 billion in assets. The Adviser's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.


ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, ING Investments delegates to ING IM the responsibility for investment management, subject to ING Investments' oversight. ING Investments monitors the investment activities of ING IM. From time to time, ING Investments also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

For its investment management services provided to each Portfolio, ING Investments receives a management fee equal to 0.08% of each Portfolio's average daily net assets.


For information regarding the basis for the Board's approval of the investment advisory or investment sub-advisory relationships, please refer to the MarketStyle Portfolios' annual shareholder report dated December 31, 2005.

SUB-ADVISER. ING IM serves as sub-adviser to the MarketStyle Portfolios. ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.


ING IM has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more MarketStyle Portfolios.


Mary Ann Fernandez and Brian Gendreau, Ph.D., are primarily responsible for the day-to-day management of the Portfolios.


Mary Ann Fernandez, Portfolio Manager, has managed the Portfolios since their inception. Ms. Fernandez joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist involved in the management and marketing of certain investment strategies managed by ING IM.


Dr. Gendreau has been managing the MarketStyle Portfolios since May 2006. He joined ING IM as an Investment Strategist in September 2004 from Heckman Global Advisors, where he had managed their Emerging Market Equity Allocation products since October 2002. Prior to that, Dr. Gendreau was a Director and Market Strategist within Salomon Smith Barney's Institutional Investor ranked Asset Allocation team, where he had been employed since 1997. Earlier he worked at JPMorgan as Vice President in the Economic Research Department. He also served as an Economist for the Federal Reserve Bank of Philadelphia and the Board of Governors of the Federal Reserve System.

The Statement of Additional Information ("SAI") provides additional information about the portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolios.


INFORMATION ABOUT IBBOTSON ASSOCIATES. Ibbotson Associates serves as a consultant to ING IM. Founded in 1977 by Professor Roger Ibbotson, Ibbotson is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson provides extensive training, client education

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                  MANAGEMENT AND OTHER SERVICE PROVIDERS (CONTINUED)
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materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions.

PORTFOLIO DISTRIBUTION

Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The MarketStyle Portfolios' adviser or distributor, out of its own resources and without additional cost to the MarketStyle Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the Portfolios held by those companies. The MarketStyle Portfolios' adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the MarketStyle Portfolios. These payments may also provide incentive for insurance companies to make the MarketStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the MarketStyle Portfolios.

The distributing broker-dealer for the MarketStyle Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the investment adviser has entered into such arrangements with the following insurance companies:
Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.


The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the MarketStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The MarketStyle Portfolios, DSI, ING Investments and ING IM are not a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the MarketStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the MarketStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the MarketStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the MarketStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the MarketStyle Portfolios.

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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT

The MarketStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the MarketStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the MarketStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS

The MarketStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The MarketStyle Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under the federal tax law. The MarketStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the MarketStyle Portfolios serve as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners, variable life insurance policy owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the MarketStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the MarketStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices. The MarketStyle Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the MarketStyle Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.


NET ASSET VALUE

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The MarketStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAVs of the MarketStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

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                      INFORMATION FOR INVESTORS (CONTINUED)
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     -    Securities of an issuer that has entered into a restructuring;

     -    Securities whose trading has been halted or suspended;

     - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

     -    Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the MarketStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the MarketStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolios' order in proper form.


PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

Each Portfolio is available to serve as an investment option through variable annuity and variable life insurance separate accounts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts, Qualified Plan, other investment companies or other permitted investors. The Portfolios may not be available as investment options in your variable annuity or life insurance contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.


FREQUENT TRADING - MARKET TIMING

The MarketStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the MarketStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

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                      INFORMATION FOR INVESTORS (CONTINUED)
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The MarketStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The MarketStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The MarketStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the adviser or sub-adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the MarketStyle Portfolios that are followed by the financial intermediaries that use the MarketStyle Portfolios and the monitoring by the MarketStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the MarketStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interests of the MarketStyle Portfolios' shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the policies and procedures with respect to the disclosure of the MarketStyle Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the MarketStyle Portfolios' website until the Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

ADDITIONAL INFORMATION ABOUT THE MARKETSTYLE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

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                      INFORMATION FOR INVESTORS (CONTINUED)
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A WORD ABOUT PORTFOLIO DIVERSITY

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

TAXES AND DISTRIBUTIONS


Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the MarketStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate account.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the MarketStyle Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolios' registered public accounting firm will be sent to shareholders each year.

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                              FINANCIAL HIGHLIGHTS
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The following financial highlights tables are intended to help you understand each of the Portfolio's Class I shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the year ended December 31, 2005, the financial information has been derived from the Portfolios' financial statements which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

Because the Class I shares of the Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end), financial highlights are presented for Class S shares of the Portfolios.

ING MARKETSTYLE MODERATE PORTFOLIO



                                                                     CLASS S
                                                                     --------
                                                                    AUGUST 15,
                                                                    2005(1) TO
                                                                   DECEMBER 31,
                                                                      2005
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                           $        10.00
  Income (loss) from investment operations:
  Net investment income (loss)                                   $         0.14*
  Net realized and unrealized gain on investments                $         0.02
  Total from investment operations                               $         0.16
  Net asset value, end of period                                 $        10.16
  TOTAL RETURN(2)                                                %         1.60
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                              $          913
  Ratios to average net assets:
  Net expenses after expense reimbursement(3)(4)(5)              %         0.33
  Gross expenses prior to expense reimbursement(4)(5)            %         5.16
  Net investment income (loss) after expense reimbursement(3)(4) %         3.70
  Portfolio turnover rate                                        %           37



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
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ING MARKETSTYLE MODERATE GROWTH PORTFOLIO



                                                                     CLASS S
                                                                     --------
                                                                    AUGUST 15,
                                                                    2005(1) TO
                                                                   DECEMBER 31,
                                                                      2005
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                           $        10.00
  Income (loss) from investment operations:
  Net investment income (loss)                                   $         0.13*
  Net realized and unrealized gain on investments                $         0.11
  Total from investment operations                               $         0.24
  Net asset value, end of period                                 $        10.24
  TOTAL RETURN(2)                                                %         2.40
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                              $        3,213
  Ratios to average net assets:
  Net expenses after expense reimbursement(3)(4)(5)              %         0.33
  Gross expenses prior to expense reimbursement(4)(5)            %         1.63
  Net investment income (loss) after expense reimbursement(3)(4) %         3.56
  Portfolio turnover rate                                        %           22



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MARKETSTYLE GROWTH PORTFOLIO



                                                                     CLASS S
                                                                     --------
                                                                    AUGUST 15,
                                                                    2005(1) TO
                                                                   DECEMBER 31,
                                                                      2005
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                           $        10.00
  Income (loss) from investment operations:
  Net investment income (loss)                                   $         0.09*
  Net realized and unrealized gain on investments                $         0.16
  Total from investment operations                               $         0.25
  Net asset value, end of period                                 $        10.25
  TOTAL RETURN(2)                                                %         2.50
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                              $        2,658
  Ratios to average net assets:
  Net expenses after expense reimbursement(3)(4)(5)              %         0.33
  Gross expenses prior to expense reimbursement(4)(5)            %         2.93
  Net investment income (loss) after expense reimbursement(3)(4) %         2.36
  Portfolio turnover rate                                        %           17



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

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WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated April 28, 2006, has been filed with the SEC, and is incorporated into this Prospectus by reference.


Additional information about the MarketStyle Portfolios' investments is available in the MarketStyle Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the MarketStyle Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.


To obtain free copies of the MarketStyle Portfolios' annual and semi-annual shareholder reports and the MarketStyle Portfolios' SAI or to make inquiries about the MarketStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.


Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.


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04/28/06                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2006

SERVICE CLASS

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN THE ING MARKETSTYLE PORTFOLIOS LISTED BELOW (EACH A "PORTFOLIO" AND COLLECTIVELY, THE "MARKETSTYLE PORTFOLIOS"). EACH PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS") AND USES ASSET ALLOCATION STRATEGIES TO DETERMINE HOW MUCH TO INVEST IN THE UNDERLYING FUNDS.

CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING MARKETSTYLE MODERATE PORTFOLIO
ING MARKETSTYLE MODERATE GROWTH PORTFOLIO
ING MARKETSTYLE GROWTH PORTFOLIO

NOT ALL MARKETSTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE CLASS SHARES OF THE MARKETSTYLE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT:
IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE MARKETSTYLE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE MARKETSTYLE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

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                                TABLE OF CONTENTS
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                                                                                    PAGE
INTRODUCTION
  ING Investors Trust                                                                  2
  An Introduction to the MarketStyle Portfolios                                        2
  Classes of Shares                                                                    2
  An Introduction to the Asset  Allocation Process                                     2
DESCRIPTION OF THE PORTFOLIOS
  Portfolios at a Glance                                                               4
  ING MarketStyle Moderate Portfolio                                                   5
  ING MarketStyle Moderate Growth Portfolio                                            7
  ING MarketStyle Growth Portfolio                                                     9
PORTFOLIO FEES AND EXPENSES                                                           11
MORE INFORMATION ON INVESTMENT STRATEGIES
  More on the Asset Allocation Process                                                14
  Investment Objectives, Main Investments and Risks of the Underlying Funds           14
DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
  MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS                                  15
MORE INFORMATION ON RISKS
  Asset Allocation is no Guarantee Against Loss                                       18
  Performance of the Underlying Funds Will Vary                                       18
  Temporary Defensive Positions                                                       18
  Conflict of Interest                                                                18
  Risk Associated with an Investment in the Underlying Funds                          18
MANAGEMENT AND OTHER SERVICE PROVIDERS
  Management of the MarketStyle Portfolios                                            24
  Information about Ibbotson Associates                                               25
  Portfolio Distribution                                                              25
  Service Fees                                                                        25
  How Groep Compensates Entities Offering Our Portfolios as Investment
    Options in Their Insurance Products                                               25
  Administrative Services                                                             26
INFORMATION FOR INVESTORS                                                             26
  About Your Investment                                                               26
  Interests of the Holders of Variable Contracts and Qualified Plans                  26
  Net Asset Value                                                                     26
  Frequent Trading - Market Timing                                                    28
  Portfolio Holdings Disclosure Policy                                                29
  Additional Information About the MarketStyle Portfolios                             29
  Percentage and Rating Limitation                                                    29
  A Word About Portfolio Diversity                                                    29
  Taxes and Distributions                                                             29
  Reports to Shareholders                                                             29
  Financial Highlights                                                                30
WHERE TO GO TO OBTAIN MORE INFORMATION                                         Backcover

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                                  INTRODUCTION
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ING INVESTORS TRUST

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE MARKETSTYLE PORTFOLIOS

The MarketStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.


The MarketStyle Portfolios invest primarily in a universe of Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 14 of this Prospectus.

Shares of the MarketStyle Portfolios are offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified plans.


This Prospectus explains the investment objective, principal investment strategies and risks of each of the MarketStyle Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class ("ADV Class") Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class, shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.


AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS

ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio and ING Investment Management Co. ("ING IM") is the sub-adviser of each Portfolio. ING Investments and ING IM are wholly-owned indirect subsidiaries of ING Groep, N.V., ("ING Groep") is one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The MarketStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, Inc, ING Life Insurance and Annuity Company and ING Investments, each of which is an indirect subsidiary of ING Groep. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.

The three Marketstyle Portfolios have varying investment objectives that are intended for investors with varying risk tolerances and time horizons. Each Portfolio seeks its objective through an asset allocation strategy that provides exposure to various asset classes. This approach is intended to attain a Portfolio's objective and provide the benefits of lower volatility through asset diversification. ING Investments and ING IM use a process to determine the target allocations for each Portfolio, as described below:

     1. ING IM determines the targeted allocations for each Portfolio's investment in various asset classes. In making this determination, ING IM employs its own proprietary modeling techniques. ING IM also considers recommendations made by Ibbotson Associates ("Ibbotson"), an asset allocation consulting firm engaged by ING IM, and which provides research on asset classes and recommends asset allocation ranges for each of the Portfolios. It is currently intended that Ibbotson will be consulted on an annual basis for updated research and recommendations.

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                            INTRODUCTION (CONTINUED)
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     2. ING IM determines the Underlying Funds in which a Portfolio invests to attain its target allocations. In choosing an Underlying Fund for an asset class, ING IM considers the degree to which the Underlying Fund's holdings or other characteristics correspond to the desired asset class, among other factors. ING IM may change the Underlying Funds in which a Portfolio invests at any time, and may add or drop Underlying Funds at any time, and may at any time determine to make tactical changes in a Portfolio's target asset allocations depending on market conditions. ING Investments supervises the determination of target allocations by ING IM and the selection of Underlying Funds by ING IM.

The MarketStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will normally take place monthly, and inflows and outflows may be used to seek target allocations. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. On an ongoing basis, the actual mix of assets and Underlying Funds for each Portfolio may deviate from target allocation percentages set out in this Prospectus. A Portfolio may be rebalanced more often, subject to any constraints on timing of rebalancing arising from the Portfolio's applicable frequent trading procedures.

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                          DESCRIPTION OF THE PORTFOLIOS
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MARKETSTYLE PORTFOLIOS AT A GLANCE

The following table summarizes the investment objective, main investments, asset allocation targets and main risks of each Portfolio, and is intended to help you make comparisons among the MarketStyle Portfolios. As with all mutual funds, there can be no assurance that the MarketStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 5.

                                                                       ING MARKETSTYLE
                                       ING MARKETSTYLE                 MODERATE GROWTH                 ING MARKETSTYLE
                                      MODERATE PORTFOLIO                  PORTFOLIO                    GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ADVISER                         ING Investments, LLC            ING Investments, LLC            ING Investments, LLC

INVESTMENT PROFILE              Your focus is on keeping pace   You want the opportunity for    You seek an investment geared
                                with inflation. Income and      long-term moderate growth.      for growth and can tolerate
                                capital appreciation desired.                                   market-swings.

  SHORTER INVESTMENT HORIZON    < ---------------------------------------------------------- >     LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE            Growth of capital and current   Growth of capital and a low to  Growth of capital and little
                                income.                         moderate level of current       or no current income.
                                                                income.

MAIN INVESTMENTS                A combination of Underlying     A combination of Underlying     A combination of Underlying
                                Funds according to a formula    Funds according to a formula    Funds according to a formula
                                that over time should reflect   that over time should reflect   that over time should reflect
                                an allocation of approximately  an allocation of approximately  an allocation of approximately
                                50% in equity securities and    65% in equity securities and    80% in equity securities and
                                50% in fixed-income             35% in fixed income             20% in fixed income
                                securities.                     securities.                     securities.


                                                                       ING MARKETSTYLE
                                       ING MARKETSTYLE                 MODERATE GROWTH                 ING MARKETSTYLE
                                      MODERATE PORTFOLIO                  PORTFOLIO                    GROWTH PORTFOLIO
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UNDERLYING ASSET ALLOCATION     U.S. Large-Capitalization       U.S. Large-Capitalization       U.S. Large-Capitalization
TARGETS (AS OF APRIL 28,        Stocks                     24%  Stocks                     30%  Stocks                      37%
2006)(1)
                                U.S. Mid-Capitalization         U.S. Mid-Capitalization         U.S. Mid-Capitalization
                                Stocks                      7%  Stocks                      9%  Stocks                      12%

                                U.S. Small-Capitalization       U.S. Small-Capitalization       U.S. Small-Capitalization
                                Stocks                      6%  Stocks                      9%  Stocks                      11%

                                Non-U.S./International          Non U.S./International          Non U.S./International
                                Stocks 13%                      Stocks                     17%  Stocks                      20%

                                Intermediate-Term Bonds    20%  Intermediate-Term Bonds    18%  Intermediate-Term Bonds     13%

                                Short-Term Bonds           20%  Short-Term Bonds           12%  Short-Term Bonds             7%

                                Cash                       10%  Cash                        5%  Cash                         0%

    LOWER RISK                  < ---------------------------------------------------------- >        HIGHER RISK

MAIN RISKS                      Credit Risk, Derivatives Risk,  Credit Risk, Derivatives Risk,  Credit Risk, Derivatives Risk,
THE MARKETSTYLE PORTFOLIOS ARE  Foreign Investment Risk,        Foreign Investment Risk,        Foreign Investment Risk,
EXPOSED TO THE SAME RISKS AS    Inflation Risk,                 Inflation Risk, Interest Rate   Inflation Risk, Interest Rate
THE UNDERLYING FUNDS IN DIRECT  Mortgage-Related Securities     Risk, Mortgage-Related          Risk, Mortgage-Related
PROPORTION TO THE ALLOCATION    Risk, Price Volatility Risk,    Securities Risk, Price          Securities Risk, Price
OF ASSETS AMONG UNDERLYING      and Real Estate Investment      Volatility Risk, and Real       Volatility Risk, and Real
FUNDS. AN INVESTOR MAY LOSE     Trusts Risk.                    Estate Investment Trusts Risk.  Estate Investment Trusts Risk.
MONEY IN EACH PORTFOLIO.


(1) Although the MarketStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

                  U.S. Large-Capitalization Stocks          24%
                  U.S. Mid-Capitalization Stocks             7%
                  U.S. Small-Capitalization Stocks           6%
                  Non-U.S./International Stocks             13%
                  Intermediate-Term Bonds                   20%
                  Short-Term Bonds                          20%
                  Cash                                      10%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 14, "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 15 and "More Information on Risks" on page 18 of this Prospectus.


PERFORMANCE


Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

                  U.S. Large-Capitalization Stocks          30%
                  U.S. Mid-Capitalization Stocks             9%
                  U.S. Small-Capitalization Stocks           9%
                  Non-U.S./International Stocks             17%
                  Intermediate-Term Bonds                   18%
                  Short-Term Bonds                          12%
                  Cash                                       5%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK


                       REAL ESTATE INVESTMENT TRUSTS RISK

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 14, "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 15 and "More Information on Risks" on page 18 of this Prospectus.


PERFORMANCE


Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

                  U.S. Large-Capitalization Stocks          37%
                  U.S. Mid-Capitalization Stocks            12%
                  U.S. Small-Capitalization Stocks          11%
                  Non-U.S./International Stocks             20%
                  Intermediate-Term Bonds                   13%
                  Short-Term Bonds                           7%
                  Cash                                       0%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK


                       REAL ESTATE INVESTMENT TRUSTS RISK

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 14, "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 15 and "More Information on Risks" on page 18 of this Prospectus.


PERFORMANCE


Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

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                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables that follow show the estimated operating expenses you pay if you buy and hold Class S shares of a Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by the Class S shares of a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the MarketStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the MarketStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The MarketStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the MarketStyle Portfolios.

                                 CLASS S SHARES
                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                             DISTRIBUTION                           TOTAL         WAIVERS,       TOTAL NET
                                 MANAGEMENT    (12b-1)     SHAREHOLDER   OTHER    OPERATING    REIMBURSEMENTS    OPERATING
        PORTFOLIO                   FEE          FEE       SERVICE FEE  EXPENSES  EXPENSES   AND RECOUPMENTS(2)  EXPENSES
--------------------------------------------------------------------------------------------------------------------------
ING MarketStyle Moderate           0.08%          -           0.25%      0.05%      0.38%          (0.05)%         0.33%
ING MarketStyle Moderate Growth    0.08%          -           0.25%      0.05%      0.38%          (0.05)%         0.33%
ING MarketStyle Growth             0.08%          -           0.25%      0.05%      0.38%          (0.05)%         0.33%



(1) This table shows the estimated operating expenses for the Class S shares of each Portfolio as a ratio of Class S shares' expenses to average daily net assets. Operating expenses are estimated for the current fiscal year of operations as the MarketStyle Portfolios' Class S shares had not had a full year of operations as of December 31, 2005.


(2) ING Investments, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the MarketStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
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                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:


                                                     TOTAL ANNUAL
                                                      OPERATING    FEE WAIVER BY  NET OPERATING
             UNDERLYING FUNDS                          EXPENSES       ADVISER       EXPENSES
-----------------------------------------------------------------------------------------------
ING Limited Maturity Bond Portfolio(1)                   0.29%             -         0.29%
ING Liquid Assets Portfolio                              0.29%             -         0.29%
ING VP Index Plus International Equity Portfolio(1)      0.79%         (0.24)%       0.55%
ING VP Index Plus LargeCap Portfolio                     0.45%             -         0.45%
ING VP Index Plus MidCap Portfolio                       0.49%             -         0.49%
ING VP Index Plus SmallCap Portfolio                     0.49%             -         0.49%
ING VP Intermediate Bond Portfolio                       0.49%             -         0.49%



(1) As the Underlying Fund or the Class I shares of the Underlying Fund did not have a full calendar year of operations as of December 31, 2005, the expense ratios are estimated for the current fiscal year.


                               NET EXPENSE RATIOS
               (INCLUDING DIRECT AND INDIRECT OPERATING EXPENSES)

The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                                                               WAIVERS,
                                                           REIMBURSEMENTS   NET OPERATING
        PORTFOLIO                TOTAL OPERATING EXPENSES  AND RECOUPMENTS     EXPENSES
-----------------------------------------------------------------------------------------
ING MarketStyle Moderate                  0.85%                (0.09)%          0.76%
ING MarketStyle Moderate Growth           0.89%                (0.10)%          0.79%
ING MarketStyle Growth                    0.92%                (0.11)%          0.81%


These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
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EXAMPLE

The Example is intended to help you compare the cost of investing in Class S shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the Class S shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the Class S shares of each Portfolio for the one-year period and for the first year of the three, five- and ten-year periods. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolios as its underlying investment medium. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.


           PORTFOLIO                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
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ING MarketStyle Moderate(1)          $     78   $    262   $    463   $  1,041
ING MarketStyle Moderate Growth(1)   $     81   $    274   $    483   $  1,087
ING MarketStyle Growth(1)            $     83   $    282   $    499   $  1,121



(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

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                    MORE INFORMATION ON INVESTMENT STRATEGIES
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MORE ON THE ASSET ALLOCATION PROCESS

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. Subject to the supervision of ING Investments, ING IM determines the asset allocation targets for a Portfolio, and may recommend ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING IM uses economic and statistical methods to determine the asset allocation targets and ranges for each Portfolio.

The factors considered include:

   (i) the investment objective of each Portfolio and each of the Underlying Funds;

   (ii)  economic and market forecasts;

   (iii) proprietary and third-party reports and analyses;

   (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

   (v)   the correlation and covariance among Underlying Funds.

As the net asset values of the shares of the Underlying Funds' change, a Portfolio's actual allocations will vary from the target allocations, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments may implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs from changes to the MarketStyle Portfolios and the Underlying Funds.

ING Investments and ING IM intend to rebalance the Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING IM monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING IM may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments or ING IM believe it is in the best interests of a Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the MarketStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, and investment adviser and sub-advisers. This information is intended to provide potential investors in the MarketStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page 18 for an expanded discussion of the risks listed below for a particular Underlying Fund.


You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

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DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES, MAIN
                  INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS
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INVESTMENT ADVISER /
    SUB-ADVISER          UNDERLYING FUND    INVESTMENT OBJECTIVE          MAIN INVESTMENTS                   MAIN RISKS
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INVESTMENT ADVISER:   ING Limited Maturity  Highest current       Invests at least 80% of its net  Call risk, debt securities
Directed Services,    Bond Portfolio        income consistent     assets in a diversified          risk, derivatives risk, foreign
Inc.                                        with low risk to      portfolio of bonds that are      investment risk, income risk,
                                            principal and         primarily limited maturity debt  interest rate risk, manager
SUB-ADVISER:                                liquidity. As a       securities. These short- to      risk, market capitalization
ING Investment                              secondary objective,  intermediate-term debt           risk, mid-capitalization
Management Co.                              seeks to enhance its  securities have remaining        company risk, mortgage-related
                                            total return through  maturities of seven years or     securities risk, portfolio
                                            capital appreciation  less. The dollar-weighted        turnover risk, prepayment risk,
                                            when market factors   average maturity of the          real estate investment trusts
                                            indicate that         Portfolio will not exceed five   risk, sector risk, securities
                                            capital appreciation  years and in periods of rising   lending risk,
                                            may be available      interest rates may be shortened  small-capitalization company
                                            without significant   to one year or less. Under       risk, and U.S. government
                                            risk to principal.    normal conditions, the           securities and obligations
                                                                  Portfolio maintains significant  risk.
                                                                  exposure to government
                                                                  securities. May invest in
                                                                  non-government securities
                                                                  issued by companies of all
                                                                  sizes only if rated Baa3 or
                                                                  better by Moody's or BBB- or
                                                                  better by S&P. Money market
                                                                  securities must be rated in the
                                                                  two highest rating categories
                                                                  by Moody's or S&P. May invest
                                                                  in preferred stock, U.S.
                                                                  government securities,
                                                                  securities of foreign
                                                                  governments and supranational
                                                                  organizations, mortgage- and
                                                                  asset-backed securities,
                                                                  mortgage bonds, municipal
                                                                  bonds, notes and commercial
                                                                  paper and debt securities of
                                                                  foreign issuers. May engage in
                                                                  dollar roll transactions and
                                                                  swap agreements. May use
                                                                  options and futures contracts.

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 DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES, MAIN
            INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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INVESTMENT ADVISER /
    SUB-ADVISER          UNDERLYING FUND    INVESTMENT OBJECTIVE          MAIN INVESTMENTS                   MAIN RISKS
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INVESTMENT ADVISER:   ING Liquid Assets     High level of         Invests in a portfolio of        Credit risk, interest rate
Directed Services,    Portfolio             current income        high-quality, U.S. dollar        risk, manager risk, securities
Inc.                                        consistent with the   denominated short-term debt      lending risk, sector risk and
                                            preservation of       securities that are determined   U.S. government securities and
SUB-ADVISER:                                capital and           by the Sub-Adviser to present    obligations risk.
ING Investment                              liquidity.            minimal credit risks.
Management Co.                                                    Obligations in which the
                                                                  Portfolio invests generally
                                                                  have remaining maturities of
                                                                  397 days or less, although upon
                                                                  satisfying certain conditions
                                                                  of Rule 2a-7, the Portfolio
                                                                  may, to the extent otherwise
                                                                  permissible, invest in
                                                                  instruments subject to
                                                                  repurchase agreements and
                                                                  certain variable and floating
                                                                  rate obligations that bear
                                                                  longer final maturities. May
                                                                  invest in obligations permitted
                                                                  to be purchased under Rule
                                                                  2a-7. May invest more than 25%
                                                                  of its total assets in
                                                                  instruments issued by domestic
                                                                  banks. May significantly invest
                                                                  in securities issued by
                                                                  financial services companies,
                                                                  banks and bank holding
                                                                  companies, investment banks,
                                                                  trust companies, insurance
                                                                  companies, finance companies,
                                                                  and broker-dealers. May
                                                                  purchase securities on a
                                                                  when-issued basis and purchase
                                                                  or sell them on a forward
                                                                  commitment basis. May also
                                                                  invest in variable rate master
                                                                  demand obligations.

INVESTMENT ADVISER:   ING VP Index Plus     Seeks to outperform   Invests at least 80% of its      Convertible securities risk,
ING Investments, LLC  International Equity  the total return      assets in stocks included in     derivatives risk, equity
                      Portfolio             performance of the    the MSCI EAFE(R) Index,          securities risk, foreign
SUB-ADVISER:                                Morgan Stanley        exchange-traded funds ("ETFs"),  investment risk, index strategy
ING Investment                              Capital               and derivatives (including       risk, manager risk, market and
Management Advisors,                        International Europe  futures and options) whose       company risk, market
B.V.                                        Australasia and Far   economic returns are similar to  capitalization risk market
                                            East Index ("MSCI     the MSCI EAFE(R) Index or its    trends risk, other investment
                                            EAFE(R) Index"),      components. The Portfolio may    companies risk, and securities
                                            while maintaining a   also invest in securities that   lending risk.
                                            market level of       are convertible into common
                                            risk.                 stocks included in the MSCI
                                                                  EAFE(R) Index. At any one time,
                                                                  the Sub-Adviser generally
                                                                  includes in the Portfolio
                                                                  between 300 and 400 of the
                                                                  stocks included in the MSCI
                                                                  EAFE(R) Index. Although the
                                                                  Portfolio will not hold all the
                                                                  stocks in the MSCI EAFE(R)
                                                                  Index, the Sub-Adviser expects
                                                                  that there will be a close
                                                                  correlation between the
                                                                  performance of the Portfolio
                                                                  and that of the index in both
                                                                  rising and falling markets.

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DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES, MAIN
            INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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INVESTMENT ADVISER /
    SUB-ADVISER         UNDERLYING FUND     INVESTMENT OBJECTIVE          MAIN INVESTMENTS                   MAIN RISKS
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INVESTMENT ADVISER:   ING VP Index Plus     Outperform the total  At least 80% of assets in        Derivatives risk, manager risk,
ING Investments, LLC  LargeCap Portfolio    return performance    securities of large              price volatility risk and
                                            of the Standard &     capitalization companies         securities lending risk.
SUB-ADVISER:                                Poor's 500(R)         included in the S&P 500(R)
ING Investment                              Composite Stock       Index and have a market
Management Co.                              Price Index ("S&P     capitalization of at least $4
                                            500(R) Index"),       billion. May invest in
                                            while maintaining a   derivatives.
                                            market level of
                                            risk.

INVESTMENT ADVISER:   ING VP Index Plus     Outperform the total  At least 80% of assets in        Derivatives risk, manager risk
ING Investments, LLC  MidCap Portfolio      return performance    securities of                    mid-capitalization company
                                            of the Standard &     mid-capitalization companies     risk, price volatility risk,
SUB-ADVISER:                                Poor's MidCap 400     included in the S&P 400 Index.   and securities lending risk.
ING Investment                              Index ("S&P 400       May invest in derivations.
Management Co.                              Index"), while
                                            maintaining a market
                                            level of risk.

INVESTMENT ADVISER:   ING VP Index Plus     Outperform the total  At least 80% of assets in        Derivatives risk, manager risk,
ING Investments, LLC  SmallCap Portfolio    return performance    securities of                    price volatility risk,
                                            of the Standard &     small-capitalization companies   securities lending risk and
SUB-ADVISER:                                Poor's SmallCap 600   included in the S&P 600 Index.   small-capitalization company
ING Investment                              Index ("S&P 600       May invest in derivatives.       risk.
Management Co.                              Index"), while
                                            maintaining a market
                                            level of risk.

INVESTMENT ADVISER:   ING VP Intermediate   Maximize total        Under normal conditions,         Call risk, credit risk, debt
ING Investments, LLC  Bond Portfolio        return consistent     invests at least 80% of its      securities risk, derivatives
                                            with reasonable       assets in a portfolio of bonds   risk, extension risk, foreign
SUB-ADVISER:                                risk.                 including corporate, government  investment risk, high-yield
ING Investment                                                    and mortgage bonds, which, at    lower-grade debt securities
Management Co.                                                    the time of purchase, are rated  risk, interest rate risk,
                                                                  investment grade. May also       mortgage-related securities
                                                                  invest in high-yield bonds       risk, portfolio turnover risk,
                                                                  ("junk bonds") but will seek to  prepayment risk, price
                                                                  maintain a minimum average       volatility risk, securities
                                                                  quality rating of investment     lending risk and U.S.
                                                                  grade. May also invest in        government securities and
                                                                  preferred stocks, high quality   obligations risk.
                                                                  money market instruments,
                                                                  municipal bonds, debt
                                                                  securities of foreign issuers,
                                                                  mortgage- and asset-backed
                                                                  securities, options and future
                                                                  contracts involving securities,
                                                                  security indices and interest
                                                                  rates. May engage in dollar
                                                                  roll transactions and swap
                                                                  agreements.

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                            MORE INFORMATION ON RISKS
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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the MarketStyle
Portfolios:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the MarketStyle Portfolios. Furthermore, ING Investments' or ING IM's allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in a Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the MarketStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or ING IM with respect to the MarketStyle Portfolios or an investment adviser or sub-adviser of an Underlying Fund believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST

In making decisions on the allocation of the assets of the MarketStyle Portfolios among the Underlying Funds, ING Investments and ING IM are subject to several conflicts of interest because they serve as the investment adviser and sub-adviser to the MarketStyle Portfolios, and they or an affiliate serve as investment adviser and sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and all of the Underlying Funds have a sub-adviser that is affiliated with the Adviser. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments and ING IM may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to the investment adviser or an affiliate. Therefore, ING Investments and ING IM may have incentives to allocate and reallocate in a fashion that would advance their interests or the interests of an Underlying Fund rather than or in addition to a Portfolio.

Investors bear the risk that ING IM's allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those

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                      MORE INFORMATION ON RISKS (CONTINUED)
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where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when as interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk as described above and are considered to be mostly speculative in nature.

DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEFENSIVE INVESTING RISK. The MarketStyle Portfolios or an Underlying Fund may depart from their principal investment strategies by temporarily investing for defensive purposes when ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolios or Underlying Fund. Instead, the Portfolios or an Underlying Fund may invest in securities believed to present less risks, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objectives. A Portfolio's or an Underlying Fund's defensive investment positions may not be effective in protecting its value.

DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign

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investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

EXTENSION RISK. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market Interest rate, increasing the security's duration and reducing the value of the security.

FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested.

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INDEX STRATEGY RISK. Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.

INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the MarketStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the MarketStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the MarketStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the MarketStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, an Underlying Fund may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's securities.

MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

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MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

MID-CAPITALIZATION COMPANY RISK. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investment of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

PREPAYMENT RISK. An Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

REAL ESTATE INVESTMENT TRUSTS ("REITs") RISK. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties,

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in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITS may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

SECTOR RISK. A sector is a group of selected industries such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.

U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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MANAGEMENT OF THE MARKETSTYLE PORTFOLIOS

ADVISER. ING Investments serves as the investment adviser to each of the MarketStyle Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, ING Investments managed approximately $42 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each MarketStyle Portfolio. For each MarketStyle Portfolio, ING Investments delegates to ING IM the responsibility for investment management, subject to the ING Investments' oversight. ING Investments monitors the investment activities of ING IM. From time to time, ING Investments also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

For its investment management services provided to each MarketStyle Portfolio, ING Investments receives a management fee equal to 0.08% of each MarketStyle Portfolio's average daily net assets.


For information regarding the basis for the Board's approval of the investment advisory or investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2005.


SUB-ADVISER. ING IM serves as sub-adviser to the MarketStyle Portfolios. ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.

ING IM has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more MarketStyle Portfolios.

Mary Ann Fernandez and Brian Gendreau, Ph.D., are primarily responsible for the day-to-day management of the MarketStyle Portfolios.

Mary Ann Fernandez, Portfolio Manager, has managed the MarketStyle Portfolios since their inception. Ms. Fernandez joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist involved in the management and marketing of certain investment strategies managed by ING IM.

Dr. Gendreau has been managing the MarketStyle Portfolios since May 2006. He joined ING IM as an Investment Strategist in September 2004 from Heckman Global Advisors, where he had managed their Emerging Market Equity Allocation products since October 2002. Prior to that, Dr. Gendreau was a Director and Market Strategist within Salomon Smith Barney's Institutional Investor ranked Asset Allocation team, where he had been employed since 1997. Earlier he worked at JPMorgan as Vice President in the Economic Research Department. He also served as an Economist for the Federal Reserve Bank of Philadelphia and the Board of Governors of the Federal Reserve System.

The statement of additional information ("SAI") provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the MarketStyle Portfolios.

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INFORMATION ABOUT IBBOTSON ASSOCIATES. Ibbotson Associates serves as a consultant to ING IM. Founded in 1977 by Professor Roger Ibbotson, Ibbotson is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions.

PORTFOLIO DISTRIBUTION

Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each MarketStyle Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

SERVICE FEES. The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Class S shares of each Portfolio. The Agreement allows DSI, the distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares of the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the Portfolios and delivering Portfolio documents. Under the Agreement, each Portfolio makes payments to DSI at an annual rate of 0.25% of the portfolio's average daily net assets attributable to its Class S shares.

HOW ING GROEP COMPENSATE ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the MarketStyle Portfolios' Agreement, the MarketStyle Portfolios' adviser or distributor, out of its own resources and without additional cost to the MarketStyle Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the MarketStyle Portfolios held by those companies. The MarketStyle Portfolios' adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the MarketStyle Portfolios. These payments may also provide incentive for insurance companies to make the MarketStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the MarketStyle Portfolios.

The distributing broker-dealer for these Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the MarketStyle Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the investment adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

ING Investments also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the MarketStyle Portfolios. Additionally, if a MarketStyle Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those MarketStyle Portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in MarketStyle Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the MarketStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolios, DSI, ING Investments and ING IM are not a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

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Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the MarketStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the MarketStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the MarketStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the MarketStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the MarketStyle Portfolios.

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ABOUT YOUR INVESTMENT

The MarketStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the MarketStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the MarketStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS

The MarketStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The MarketStyle Portfolios may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under the federal tax law. The MarketStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the MarketStyle Portfolios serve as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the MarketStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the MarketStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices. The MarketStyle Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the MarketStyle Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.


NET ASSET VALUE

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The MarketStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAVs of the MarketStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having

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readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or an Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem a Portfolio's or a Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -   Securities of an issuer that has entered into a restructuring;

   -   Securities whose trading has been halted or suspended;

   - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

   -   Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the MarketStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the MarketStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolios' order in proper form.

PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

Each Portfolio is available to serve as an investment option through variable annuity and variable life insurance separate accounts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue

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ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts, Qualified Plan, other investment companies or other permitted investors. The Portfolios may not be available as investment options in your variable annuity or life insurance contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

FREQUENT TRADING - MARKET TIMING

The MarketStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the MarketStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The MarketStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the Plan documentation, for its policies regarding frequent, short-term trading. The MarketStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The MarketStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the adviser or sub-adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the MarketStyle Portfolios that are followed by the financial intermediaries that use the MarketStyle Portfolios and the monitoring by the MarketStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the MarketStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interests of the MarketStyle Portfolios' shareholders.

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PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the policies and procedures with respect to the disclosure of the MarketStyle Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolios' portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

ADDITIONAL INFORMATION ABOUT THE MARKETSTYLE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

TAXES AND DISTRIBUTIONS

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the MarketStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate account.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the MarketStyle Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolios' registered public accounting firm will be sent to shareholders each year.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's Class S shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the year ended December 31, 2005 the financial information has been derived from the Portfolios' financial statements which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.


ING MARKETSTYLE MODERATE PORTFOLIO

                                                                             CLASS S
                                                                           ------------
                                                                            AUGUST 15,
                                                                            2005(1) TO
                                                                           DECEMBER 31,
                                                                              2005
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                    $        10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                            $         0.14*
 Net realized and unrealized gain on investments                         $         0.02
 Total from investment operations                                        $         0.16
 Net asset value, end of period                                          $        10.16
 TOTAL RETURN(2)                                                         %         1.60

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                       $          913
 Ratio to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)                       %         0.33
 Gross expenses prior to expense reimbursement(4)(5)                     %         5.16
 Net investment income (loss) after expense reimbursement(3)(4)          %         3.70
 Portfolio turnover rate                                                 %           37

(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MARKETSTYLE MODERATE GROWTH PORTFOLIO

                                                                             CLASS S
                                                                           ------------
                                                                            AUGUST 15,
                                                                            2005(1) TO
                                                                           DECEMBER 31,
                                                                               2005
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                    $        10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                            $         0.13*
 Net realized and unrealized gain on investments                         $         0.11
 Total from investment operations                                        $         0.24
 Net asset value, end of period                                          $        10.24
 TOTAL RETURN(2)                                                         %         2.40

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                       $        3,213
 Ratio to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)                       %         0.33
 Gross expenses prior to expense reimbursement(4)(5)                     %         1.63
 Net investment income (loss) after expense reimbursement(3)(4)          %         3.56
 Portfolio turnover rate                                                 %           22

(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MARKETSTYLE GROWTH PORTFOLIO

                                                                             CLASS S
                                                                           ------------
                                                                            AUGUST 15,
                                                                            2005(1) TO
                                                                           DECEMBER 31,
                                                                              2005
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                    $        10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                            $         0.09*
 Net realized and unrealized gain on investments                         $         0.16
 Total from investment operations                                        $         0.25
 Net asset value, end of period                                          $        10.25
 TOTAL RETURN(2)                                                         %         2.50

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                       $        2,658
 Ratio to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)                       %         0.33
 Gross expenses prior to expense reimbursement(4)(5)                     %         2.93
 Net investment income (loss) after expense reimbursement(3)(4)          %         2.36
 Portfolio turnover rate                                                 %           17

(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

                      (This page intentionally left blank.)

                      (This page intentionally left blank.)

WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information dated April 28, 2006 has been filed with the SEC and is incorporated into this Prospectus by reference.


Additional information about the MarketStyle Portfolios' investments is available in the MarketStyle Portfolios' annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the MarketStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.


To obtain free copies of the MarketStyle Portfolios' annual and semi-annual shareholder reports and the MarketStyle Portfolios' SAI or to make inquiries about the MarketStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.


Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.


[ING LOGO]


04/28/06

                                                          SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2006

SERVICE 2 CLASS

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN THE ING MARKETSTYLE PORTFOLIOS LISTED BELOW (EACH A "PORTFOLIO" AND COLLECTIVELY, THE "MARKETSTYLE PORTFOLIOS"). EACH PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS") AND USES ASSET ALLOCATION STRATEGIES TO DETERMINE HOW MUCH TO INVEST IN THE UNDERLYING FUNDS.

CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING MARKETSTYLE MODERATE PORTFOLIO
ING MARKETSTYLE MODERATE GROWTH PORTFOLIO
ING MARKETSTYLE GROWTH PORTFOLIO

NOT ALL MARKETSTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE 2 CLASS SHARES OF THE MARKETSTYLE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT:
IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE MARKETSTYLE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE MARKETSTYLE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                               PAGE
INTRODUCTION
   ING Investors Trust                                                            2
   An Introduction to the MarketStyle Portfolios                                  2
   Classes of Shares                                                              2
   An Introduction to the Asset Allocation Process                                2

DESCRIPTION OF THE PORTFOLIOS
   Portfolios at a Glance                                                         4
   ING MarketStyle Moderate Portfolio                                             5
   ING MarketStyle Moderate Growth Portfolio                                      7
   ING MarketStyle Growth Portfolio                                               9
   PORTFOLIO FEES AND EXPENSES                                                   11

MORE INFORMATION ON INVESTMENT STRATEGIES
   More on the Asset Allocation Process                                          14
   Investment Objectives, Main Investments
    and Risks of the Underlying Funds                                            14

DESCRIPTION OF THE INVESTMENT                                                    15
   ADVISER, SUB-ADVISER, INVESTMENT
   OBJECTIVES, MAIN INVESTMENTS AND
   RISKS OF THE UNDERLYING FUNDS

MORE INFORMATION ON RISKS
   Asset Allocation is no Guarantee Against Loss                                 17
   Performance of the Underlying Funds Will Vary                                 17
   Temporary Defensive Positions                                                 17
   Conflict of Interest                                                          17
   Risks Associated with an Investment
    in the Underlying Funds                                                      17

MANAGEMENT AND OTHER SERVICE PROVIDERS
   Management of the MarketStyle Portfolios                                      22
   Information about Ibbotson Associates                                         23
   Portfolio Distribution                                                        23
   Rule 12b-1 Distribution Fees                                                  24
   Service Fees                                                                  24
   How ING Groep Compensates Entities Offering
    Our Portfolios as Investment Options
    in Their Insurance Products                                                  24
   Administrative Services                                                       25

INFORMATION FOR INVESTORS                                                        25
   About Your Investment                                                         25
   Interests of the Holders of Variable
    Contracts and Qualified Plans                                                25
   Net Asset Value                                                               26
   Frequent Trading - Market Timing                                              27
   Portfolio Holdings Disclosure Policy                                          28
   Additional Information About the
    MarketStyle Portfolios                                                       28
   Percentage and Rating Limitation                                              28
   A Word About Portfolio Diversity                                              28
   Taxes and Distributions                                                       28
   Reports to Shareholders                                                       29
   Financial Highlights                                                          30

WHERE TO GO TO OBTAIN MORE INFORMATION                                    Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE MARKETSTYLE PORTFOLIOS

The MarketStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.


The MarketStyle Portfolios invest primarily in a universe of underlying insurance-dedicated funds ("Underlying Funds") that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 14 of this Prospectus.

Shares of the MarketStyle Portfolios are offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified plans.


This Prospectus explains the investment objective, principal investment strategies and risks of each of the MarketStyle Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Service 2 Class shares are offered by this Prospectus.


AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS

ING Investments, LLC ("ING Investments" or "Adviser") is the investment adviser of each MarketStyle Portfolio and ING Investment Management Co. ("ING IM") is the sub-adviser of each MarketStyle Portfolio. ING Investments and ING IM are wholly-owned indirect subsidiaries of ING Groep, N.V., ("ING Groep") one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The MarketStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, Inc, ING Life Insurance and Annuity Company and ING Investments, each of which is an indirect subsidiary of ING Groep. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.

The three Marketstyle Portfolios have varying investment objectives that are intended for investors with varying risk tolerances and time horizons. Each Portfolio seeks its objective through an asset allocation strategy that provides exposure to various asset classes. This approach is intended to attain a Portfolio's objective and provide the benefits of lower volatility through asset diversification. ING Investments and ING IM use a process to determine the target allocations for each Portfolio, as described below:

     1. ING IM determines the targeted allocations for each Portfolio's investment in various asset classes. In making this determination, ING IM employs its own proprietary modeling techniques. ING IM also considers recommendations made by Ibbotson Associates ("Ibbotson"), an asset allocation consulting firm engaged by ING IM, and which provides research on asset classes and recommends asset allocation ranges for each of the Portfolios. It is currently intended that Ibbotson will be consulted on an annual basis for updated research and recommendations.

     2. ING IM determines the Underlying Funds in which a Portfolio invests to attain its target allocations. In choosing an Underlying Fund for an asset class, ING IM considers the degree to which the

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

          Underlying Fund's holdings or other characteristics correspond to the desired asset class, among other factors. ING IM may change the Underlying Funds in which a Portfolio invests at any time, and may add or drop Underlying Funds at any time, and may at any time determine to make tactical changes in a Portfolio's target asset allocations depending on market conditions. ING Investments supervises the determination of target allocations by ING IM and the selection of Underlying Funds by ING IM.

The MarketStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will normally take place monthly, and inflows and outflows may be used to seek target allocations. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. On an ongoing basis, the actual mix of assets and Underlying Funds for each Portfolio may deviate from target allocation percentages set out in this Prospectus. A Portfolio may be rebalanced more often, subject to any constraints on timing of rebalancing arising from the Portfolio's applicable frequent trading procedures.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

MARKETSTYLE PORTFOLIOS AT A GLANCE

The following table summarizes the investment objective, main investments, asset allocation targets and main risks of each MarketStyle Portfolio, and is intended to help you make comparisons among the MarketStyle Portfolios. As with all mutual funds, there can be no assurance that the MarketStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 5.


                                                                      ING MARKETSTYLE
                                     ING MARKETSTYLE                  MODERATE GROWTH                   ING MARKETSTYLE
                                    MODERATE PORTFOLIO                   PORTFOLIO                      GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ADVISER                      ING Investments, LLC            ING Investments, LLC           ING Investments, LLC

INVESTMENT PROFILE           Your focus is on keeping pace   You want the opportunity for   You seek an investment geared for
                             with inflation. Income and      long-term moderate growth.     growth and can tolerate market-swings.
                             capital appreciation desired.

   SHORTER INVESTMENT HORIZON   -----------------------------------------------------------------   LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE         Growth of capital and current   Growth of capital and a low    Growth of capital and little or no
                             income.                         to moderate level of current   current income.
                                                             income.

MAIN INVESTMENTS             A combination of Underlying     A combination of Underlying    A combination of Underlying Funds
                             Funds according to a formula    Funds according to a formula   according to a formula that over time
                             that over time should reflect   that over time should reflect  should reflect an allocation of an allocation of approximately  an allocation of approximately approximately 80% in equity securities
                             50% in equity securities and    65% in equity securities and   and 20% in fixed income securities.
                             50% in fixed income             35% in fixed income
                             securities.                     securities.

                                                                      ING MARKETSTYLE
                                     ING MARKETSTYLE                  MODERATE GROWTH                   ING MARKETSTYLE
                                    MODERATE PORTFOLIO                   PORTFOLIO                      GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING ASSET ALLOCATION  U.S. Large-Capitalization       U.S. Large-Capitalization      U.S. Large-Capitalization Stocks   37%
TARGETS (AS OF APRIL 28,      Stocks                     24%  Stocks                    30%
2006)(1)                     U.S. Mid-Capitalization         U.S. Mid-Capitalization        U.S. Mid-Capitalization Stocks     12%
                              Stocks                      7%  Stocks                     9%
                             U.S. Small-Capitalization       U.S. Small-Capitalization      U.S. Small-Capitalization Stocks   11%
                              Stocks                      6%  Stocks                     6%
                             Non-U.S./International          Non-U.S./International         Non-U.S./International Stocks      20%
                              Stocks                     13%  Stocks                    17%
                             Intermediate-Term Bonds     20% Intermediate-Term Bonds    18% Intermediate-Term Bonds            13%
                             Short-Term Bonds            20% Short-Term Bonds           12% Short-Term Bonds                    7%
                             Cash                        10% Cash                        5% Cash                                0%

        LOWER RISK       -------------------------------------------------------------------------------       HIGHER RISK

MAIN RISKS                   Credit Risk, Derivatives Risk,  Credit Risk, Derivatives Risk, Credit Risk, Derivatives Risk, Foreign
THE MARKETSTYLE PORTFOLIOS   Foreign Investment Risk,        Foreign Investment Risk,       Investment Risk, Inflation Risk,
ARE EXPOSED TO THE SAME      Inflation Risk,                 Inflation Risk, Interest Rate  Interest Rate Risk, Mortgage-Related
RISKS AS THE UNDERLYING      Mortgage-Related Securities     Risk, Mortgage-Related         Securities Risk, Price Volatility
FUNDS IN DIRECT PROPORTION   Risk, Price Volatility Risk,    Securities Risk, Price         Risk, and Real Estate Investment
TO THE ALLOCATION OF ASSETS  and Real Estate Investment      Volatility Risk, and Real      Trusts Risk.
AMONG UNDERLYING FUNDS. AN   Trusts Risk.                    Estate Investment Trusts Risk.
INVESTOR MAY LOSE MONEY IN
EACH PORTFOLIO.


(1) Although the MarketStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

                    U.S. Large-Capitalization Stocks                     24%
                    U.S. Mid-Capitalization Stocks                        7%
                    U.S. Small-Capitalization Stocks                      6%
                    Non-U.S./International Stocks                        13%
                    Intermediate-Term Bonds                              20%
                    Short-Term Bonds                                     20%
                    Cash                                                 10%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 14, "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 15 and "More Information on Risks" on page 17 of this Prospectus.


PERFORMANCE


Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

                    U.S. Large-Capitalization Stocks                     30%
                    U.S. Mid-Capitalization Stocks                        9%
                    U.S. Small-Capitalization Stocks                      9%
                    Non-U.S./International Stocks                        17%
                    Intermediate-Term Bonds                              18%
                    Short-Term Bonds                                     12%
                    Cash                                                  5%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 14, "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 15 and "More Information on Risks" on page 17 of this Prospectus.


PERFORMANCE


Since the Portfolio commenced operations on August 15, 2005 and therefore do not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

                    U.S. Large-Capitalization Stocks                     37%
                    U.S. Mid-Capitalization Stocks                       12%
                    U.S. Small-Capitalization Stocks                     11%
                    Non-U.S./International Stocks                        20%
                    Intermediate-Term Bonds                              13%
                    Short-Term Bonds                                      7%
                    Cash                                                  0%

ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK

                       REAL ESTATE INVESTMENT TRUSTS RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 14, "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 15 and "More Information on Risks" on page 17 of this Prospectus.


PERFORMANCE


Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

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                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables that follow show the estimated operating expenses you pay if you buy and hold Service 2 Class shares of a Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by the Service 2 Class shares of a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the MarketStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the MarketStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The MarketStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the MarketStyle Portfolios.

                             SERVICE 2 CLASS SHARES
                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                             DISTRIBUTION                           TOTAL         WAIVERS,       TOTAL NET
                                 MANAGEMENT     (12b-1)    SHAREHOLDER   OTHER    OPERATING    REIMBURSEMENTS    OPERATING
           PORTFOLIO                FEE         FEE(2)     SERVICE FEE  EXPENSES  EXPENSES   AND RECOUPMENTS(3)   EXPENSES
--------------------------------------------------------------------------------------------------------------------------
ING MarketStyle Moderate               0.08%         0.25%        0.25%     0.05%      0.63%            (0.15)%       0.48%
ING MarketStyle Moderate Growth        0.08%         0.25%        0.25%     0.05%      0.63%            (0.15)%       0.48%
ING MarketStyle Growth                 0.08%         0.25%        0.25%     0.05%      0.63%            (0.15)%       0.48%


(1) This table shows the estimated operating expenses for the Service 2 Class shares of each MarketStyle Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year of operations as the Service 2 Class shares of the MarketStyle Portfolios had not had a full year of operations as of December 31, 2005.

(2) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Service 2 shares of the MarketStyle Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2007. There is no guarantee this waiver will continue after that date.

(3) ING Investments, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the MarketStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
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                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:


                                                           TOTAL ANNUAL
                                                             OPERATING     FEE WAIVER BY     NET OPERATING
         UNDERLYING FUNDS                                    EXPENSES         ADVISER          EXPENSES
----------------------------------------------------------------------------------------------------------
ING Limited Maturity Bond Portfolio(1)                         0.29%               -             0.29%
ING Liquid Assets Portfolio                                    0.29%               -             0.29%
ING VP Index Plus International Equity Portfolio(1)            0.79%           (0.24)%           0.55%
ING VP Index Plus LargeCap Portfolio                           0.45%               -             0.45%
ING VP Index Plus MidCap Portfolio                             0.49%               -             0.49%
ING VP Index Plus SmallCap Portfolio                           0.49%               -             0.49%
ING VP Intermediate Bond Portfolio                             0.49%               -             0.49%



(1) As the Underlying Fund or the Class I shares of the Underlying Fund did not have a full calendar year of operations as of December 31, 2005, the expense ratios are estimated for the current fiscal year.


                               NET EXPENSE RATIOS
                    (INCLUDING DIRECT AND INDIRECT EXPENSES)

The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                                                               WAIVERS,
                                                            REIMBURSEMENTS  NET OPERATING
          PORTFOLIO              TOTAL OPERATING EXPENSES  AND RECOUPMENTS    EXPENSES
-----------------------------------------------------------------------------------------
ING MarketStyle Moderate                    1.10%              (0.19)%          0.91%
ING MarketStyle Moderate Growth             1.14%              (0.20)%          0.94%
ING MarketStyle Growth                      1.17%              (0.21)%          0.96%


These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
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EXAMPLE

The Example is intended to help you compare the cost of investing in Service 2 Class shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Service 2 Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the Service 2 Class shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the Service 2 Class shares of each Portfolio for the one-year period and for the first year of the three-, five-, and ten-year periods. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolios as its underlying investment medium. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.


           PORTFOLIO                              1 YEAR     3 YEARS      5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------------
ING MarketStyle Moderate(1)                       $   93      $  331      $   588      $ 1,323
ING MarketStyle Moderate Growth(1)                $   96      $  342      $   608      $ 1,368
ING MarketStyle Growth(1)                         $   98      $  351      $   623      $ 1,402



(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

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                    MORE INFORMATION ON INVESTMENT STRATEGIES
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MORE ON THE ASSET ALLOCATION PROCESS

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. Subject to the supervision of ING Investments, ING IM determines the asset allocation targets for a Portfolio, and may recommend ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING IM uses economic and statistical methods to determine the asset allocation targets and ranges for each Portfolio.

The factors considered include:

   (i) the investment objective of each Portfolio and each of the Underlying Funds;

   (ii)  economic and market forecasts;

   (iii) proprietary and third-party reports and analyses;

   (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

   (v)   the correlation and covariance among Underlying Funds.

As the net asset values of the shares of the Underlying Funds' change, a Portfolio's actual allocations will vary from the target allocations, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments may implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs from changes to the MarketStyle Portfolios and the Underlying Funds.

ING Investments and ING IM intend to rebalance the Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING IM monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING IM may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments or ING IM believe it is in the best interests of a Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the MarketStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, and investment adviser and sub-advisers. This information is intended to provide potential investors in the MarketStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page 17 for an expanded discussion of the risks listed below for a particular Underlying Fund.


You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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  INVESTMENT ADVISER /
      SUB-ADVISER            UNDERLYING FUND      INVESTMENT OBJECTIVE          MAIN INVESTMENTS              MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Limited Maturity Highest current income      Invests at least 80% of its Call risk, debt securities
Directed Services, Inc.   Bond Portfolio       consistent with low risk to net assets in a diversified risk, derivatives risk, principal and liquidity. As portfolio of bonds that are foreign investment risk,
SUB-ADVISER:                                   a secondary objective,      primarily limited maturity  income risk, interest rate
ING Investment                                 seeks to enhance its total  debt securities. These      risk, manager risk, market
Management Co.                                 return through capital      short- to intermediate-term capitalization risk,
                                               appreciation when market    debt securities have        mid-capitalization company
                                               factors indicate that       remaining maturities of     risk, mortgage-related
                                               capital appreciation may be seven years or less. The    securities risk, prepayment
                                               available without           dollar- weighted average    risk, portfolio turnover
                                               significant risk to         maturity of the Portfolio   risk, real estate
                                               principal.                  will not exceed five years  investment trusts risk,
                                                                           and in periods of rising    sector risk, securities
                                                                           interest rates may be       lending risk,
                                                                           shortened to one year or    small-capitalization
                                                                           less. Under normal          company risk, and U.S.
                                                                           conditions, the Portfolio   government securities and
                                                                           maintains significant       obligations risk.
                                                                           exposure to government
                                                                           securities. May invest in
                                                                           non-government securities
                                                                           issued by companies of all
                                                                           sizes only if rated Baa3 or
                                                                           better by Moody's or BBB-
                                                                           or better by S&P. Money
                                                                           market securities must be
                                                                           rated in the two highest
                                                                           rating categories by
                                                                           Moody's or S&P. May invest
                                                                           in preferred stock, U.S.
                                                                           government securities
                                                                           securities of foreign
                                                                           governments and
                                                                           supranational
                                                                           organizations, mortgage-
                                                                           and asset-backed
                                                                           securities, mortgage bonds,
                                                                           municipal bonds, notes and
                                                                           commercial paper and debt
                                                                           securities of foreign
                                                                           issuers. May engage in
                                                                           dollar roll transactions
                                                                           and swap agreements. May
                                                                           use options and futures
                                                                           contracts.

INVESTMENT ADVISER:       ING Liquid Assets    High level of current       Invests in a portfolio of   Credit risk, interest rate
Directed Services, Inc.   Portfolio            income consistent with the  high-quality, U.S. dollar   risk, manager risk,
                                               preservation of capital and denominated short-term debt securities lending risk,
SUB-ADVISER:                                   liquidity.                  securities that are         sector risk and U.S.
ING Investment                                                             determined by the           government securities and
Management Co.                                                             Sub-Adviser to present      obligations risk.
                                                                           minimal credit risks.
                                                                           Obligations in which the
                                                                           Portfolio invests generally
                                                                           have remaining maturities
                                                                           of 397 days or less,
                                                                           although upon satisfying
                                                                           certain conditions of Rule
                                                                           2a-7, the Portfolio may, to
                                                                           the extent otherwise
                                                                           permissible, invest in
                                                                           instruments subject to
                                                                           repurchase agreements and
                                                                           certain variable and
                                                                           floating rate obligations
                                                                           that bear longer final
                                                                           maturities. May invest in
                                                                           obligations permitted to be
                                                                           purchased under Rule 2a-7
                                                                           May invest more than 25% of
                                                                           its total assets in
                                                                           instruments issued by
                                                                           domestic banks. May
                                                                           significantly invest in
                                                                           securities issued by
                                                                           financial services
                                                                           companies, banks and bank
                                                                           holding companies,
                                                                           investment banks, trust
                                                                           companies, insurance
                                                                           companies, finance
                                                                           companies, and
                                                                           broker-dealers. May
                                                                           purchase securities on a
                                                                           when-issued basis and
                                                                           purchase or sell them on a
                                                                           forward commitment basis.
                                                                           May also invest in variable
                                                                           rate master demand
                                                                           obligations.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER            UNDERLYING FUND      INVESTMENT OBJECTIVE          MAIN INVESTMENTS              MAIN RISKS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING VP Index Plus    Seeks to outperform the     Invests at least 80% of its Convertible securities
ING Investments, LLC      International Equity total return performance of assets in stocks included   risk, derivatives risk,
                          Portfolio            the Morgan Stanley Capital  in the MSCI EAFE(R) Index,  equity securities risk,
SUB-ADVISER:                                   International Europe        exchange-traded funds       foreign investment risk,
ING Investment                                 Australasia and Far East    ("ETFs"), and derivatives   index strategy risk,
Management Advisors, B.V.                      Index ("MSCI EAFE(R)        (including futures and      manager risk, market and
                                               Index"), while maintaining  options) whose economic     company risk, market
                                               a market level of risk.     returns are similar to the  capitalization risk, market
                                                                           MSCI EAFE(R) Index or its   trends risk, other
                                                                           components. The Portfolio   investment companies, and
                                                                           may also invest in          securities lending risk.
                                                                           securities that are
                                                                           convertible into common
                                                                           stocks included in the MSCI
                                                                           EAFE(R) Index. At any one
                                                                           time, the Sub-Adviser
                                                                           generally includes in the
                                                                           Portfolio between 300 and
                                                                           400 of the stocks included
                                                                           in the MSCI EAFE(R) Index.
                                                                           Although the Portfolio will
                                                                           not hold all the stocks in
                                                                           the MSCI EAFE(R) Index, the
                                                                           Sub-Adviser expects that
                                                                           there will be a close
                                                                           correlation between the
                                                                           performance of the
                                                                           Portfolio and that of the
                                                                           index in both rising and
                                                                           falling markets.

INVESTMENT ADVISER:       ING VP Index Plus    Outperform the total return At least 80% of assets in   Derivatives risk, manager
ING Investments, LLC      LargeCap Portfolio   performance of the Standard securities of large         risk, price volatility risk
                                               & Poor's 500 Composite      capitalization companies    and securities lending
SUB-ADVISER:                                   Stock Price Index ("S&P 500 included in the S&P 500     risk.
ING Investment                                 Index"), while maintaining  Index and have a market
Management Co.                                 a market level of risk.     capitalization of at least
                                                                           $4 billion. May invest in
                                                                           derivatives.

INVESTMENT ADVISER:       ING VP Index Plus    Outperform the total return At least 80% of assets in   Derivatives risk, manager
ING Investments, LLC      MidCap Portfolio     performance of the Standard securities of               risk mid-capitalization
                                               & Poor's MidCap 400 Index   mid-capitalization          company risk, price
SUB-ADVISER:                                   ("S&P 400 Index"), while    companies included in the   volatility risk, and
ING Investment                                 maintaining a market level  S&P 400 Index. May invest   securities lending risk.
Management Co.                                 of risk.                    in derivations.

INVESTMENT ADVISER:       ING VP Index Plus    Outperform the total return At least 80% of assets in   Derivatives risk, manager
ING Investments, LLC      SmallCap Portfolio   performance of the Standard securities of               risk, price volatility
                                               & Poor's SmallCap 600 Index small-capitalization        risk, securities lending
SUB-ADVISER:                                   ("S&P 600 Index"), while    companies included in the   risk and
ING Investment                                 maintaining a market level  S&P 600 Index. May invest   small-capitalization
Management Co.                                 of risk.                    in derivatives.             company risk.

INVESTMENT ADVISER:       ING VP Intermediate  Maximize total return       Under normal conditions,    Call risk, credit risk,
ING Investments, LLC      Bond Portfolio       consistent with reasonable  invests at least 80% of its debt securities risk,
                                               risk.                       assets in a portfolio of    derivatives risk, extension
SUB-ADVISER:                                                               bonds including corporate,  risk, foreign investment
ING Investment                                                             government and mortgage     risk, high-yield
Management Co.                                                             bonds, which, at the time   lower-grade debt securities
                                                                           of purchase, are rated      risk, interest rate risk,
                                                                           investment grade. May also  mortgage-related securities
                                                                           invest in high-yield bonds  risk, portfolio turnover
                                                                           ("junk bonds") but will     risk, prepayment risk,
                                                                           seek to maintain a minimum  price volatility risk,
                                                                           average quality rating of   securities lending risk and
                                                                           investment grade. May also  U.S. government securities
                                                                           invest in preferred stocks, and obligations risk.
                                                                           high quality money market
                                                                           instruments, municipal
                                                                           bonds, debt securities of
                                                                           foreign issuers, mortgage-
                                                                           and asset-backed
                                                                           securities, options and
                                                                           future contracts involving
                                                                           securities, security
                                                                           indices and interest rates.
                                                                           May engage in dollar roll
                                                                           transactions and swap
                                                                           agreements.

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                            MORE INFORMATION ON RISKS
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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the MarketStyle
Portfolios:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the MarketStyle Portfolios. Furthermore, ING Investments' or ING IM's allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in a Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the MarketStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or ING IM with respect to the MarketStyle Portfolios or an investment adviser or sub-adviser of an Underlying Funds believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the MarketStyle Portfolios among the Underlying Funds, ING Investments and ING IM are subject to several conflicts of interest because they serve as the investment adviser and sub-adviser to the MarketStyle Portfolios, and they or an affiliate serve as investment adviser and sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and all of the Underlying Funds have a sub-adviser that is not affiliated with the Adviser. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments and ING IM may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to the adviser or an affiliate. Therefore, ING Investments and ING IM may have incentives to allocate and reallocate in a fashion that would advance their interests or the interests of an Underlying Fund rather than or in addition to a Portfolio.


Investors bear the risk that ING IM's allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those

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                      MORE INFORMATION ON RISKS (CONTINUED)
--------------------------------------------------------------------------------

where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.


CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.


CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when as interest rates and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk as described above and are considered to be mostly speculative in nature.

DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEFENSIVE INVESTING RISK. The MarketStyle Portfolios or an Underlying Fund may depart from their principal investment strategies by temporarily investing for defensive purposes when the Portfolio's Adviser or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolios or Underlying Fund. Instead, the Portfolios or an Underlying Fund may invest in securities believed to present less risks, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objectives. A Portfolio's or an Underlying Fund's defensive investment positions may not be effective in protecting its value.


DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales

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by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

EXTENSION RISK. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market Interest rate, increasing the security's duration and reducing the value of the security.

FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested.

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INDEX STRATEGY RISK. Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.


INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the MarketStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the MarketStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the MarketStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the MarketStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, an Underlying Fund may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's securities.


MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

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MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.


MID-CAPITALIZATION COMPANY RISK. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PREPAYMENT RISK. An Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.


PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUSTS ("REITs") RISK. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be

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unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITS may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

SECTOR RISK. A sector is a group of selected industries such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


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MANAGEMENT OF THE MARKETSTYLE PORTFOLIOS


ADVISER. ING Investments, serves as the investment adviser to each of the MarketStyle Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately

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113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, ING Investments managed approximately $42 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.


ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each MarketStyle Portfolio. For each Portfolio, ING Investments delegates to ING IM the responsibility for investment management, subject to ING Investments' oversight. ING Investments monitors the investment activities of ING IM. From time to time, ING Investments also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

For its investment management services provided to each MarketStyle Portfolio, ING Investments receives a management fee equal to 0.08% of each MarketStyle Portfolio's average daily net assets.


For information regarding the basis for the Board's approval of investment advisory or investment sub-advisory relationships, please refer to the MarketStyle Portfolios' annual shareholder report dated December 31, 2005.

SUB-ADVISER. ING IM serves as sub-adviser to the MarketStyle Portfolios. ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2005, ING IM managed over $59.4 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.


ING IM has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more MarketStyle Portfolios.


Mary Ann Fernandez and Brian Gendreau, Ph.D., are primarily responsible for the day-to-day management of the Portfolios.

Mary Ann Fernandez, portfolio manager, has managed the MarketStyle Portfolios since their inception. Ms. Fernandez joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist involved in the management and marketing of certain investment strategies managed by ING IM.

Dr. Gendreau has been managing the MarketStyle Portfolios since May 2006. He joined ING IM as an Investment Strategist in September 2004 from Heckman Global Advisors, where he had managed their Emerging Market Equity Allocation products since October 2002. Prior to that, Dr. Gendreau was a Director and Market Strategist within Salomon Smith Barney's Institutional Investor ranked Asset Allocation team, where he had been employed since 1997. Earlier he worked at JPMorgan as Vice President in the Economic Research Department. He also served as an Economist for the Federal Reserve Bank of Philadelphia and the Board of Governors of the Federal Reserve System.

The Statement of Additional Information ("SAI") provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolios.


INFORMATION ABOUT IBBOTSON ASSOCIATES Ibbotson Associates serves as a consultant to ING IM. Founded in 1977 by Professor Roger Ibbotson, Ibbotson is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions.

PORTFOLIO DISTRIBUTION

Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member

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of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


RULE 12b-1 DISTRIBUTION FEES. The Trust has adopted a Rule 12b-1 Distribution Plan ("12b-1 Plan") for the Service 2 Class shares of each Portfolio. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to DSI, as the distributor, to pay or reimburse certain distribution-related expenses. DSI has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1
Plan) in the future. Because these fees are paid out of each Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:


(a) printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b) expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;

(d) obtaining information and providing explanations to variable contract owners or other investors regarding a Portfolio's investment objective and policies and other information about the Trust and the MarketStyle Portfolios including the performance of the Portfolios' Service 2 Class shares;

(e)  training sales personnel regarding the Trust;

(f) compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and

(g) financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the Portfolios' Service 2 Class shares.


SERVICE FEES. The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Service 2 Class shares of each Portfolio. The Agreement allows DSI, the distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintainance services to direct or indirect beneficial owners of Service 2 Class shares of the MarketStyle Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the MarketStyle Portfolios. Under the Agreement, each Portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Service 2 Class shares.


HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the MarketStyle Portfolios' 12b-1 Plan and Agreement, the Portfolios' adviser or distributor, out of its own resources and without additional cost to the MarketStyle Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the MarketStyle Portfolios held by those companies. The MarketStyle Portfolios' adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the MarketStyle Portfolios. These payments may also provide incentive for insurance companies to make the MarketStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the MarketStyle Portfolios.

The distributing broker-dealer for the MarketStyle Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to

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0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the investment adviser has entered into such arrangements with the following insurance companies:
Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.


The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the MarketStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolios, DSI, ING Investment and ING IM are not a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the MarketStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the MarketStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the MarketStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the MarketStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the MarketStyle Portfolios.

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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT

The MarketStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the MarketStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the MarketStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS

The MarketStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The MarketStyle Portfolios may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under the federal tax law. The MarketStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners

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                      INFORMATION FOR INVESTORS (CONTINUED)
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of Variable Contracts and Qualified Plans, for which the MarketStyle Portfolios serve as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the MarketStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the MarketStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices. The MarketStyle Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the MarketStyle Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.


NET ASSET VALUE

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The MarketStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAVs of the MarketStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

     -    Securities of an issuer that has entered into a restructuring;

     -    Securities whose trading has been halted or suspended;

     - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

     -    Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

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                      INFORMATION FOR INVESTORS (CONTINUED)
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When an insurance company or Qualified Plan is buying shares of the MarketStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the MarketStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolios' order in proper form.


PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

Each Portfolio is available to serve as an investment option through variable annuity and variable life insurance separate accounts and Qualified Plans outside the separate account context. The Portfolios also may be made available to certain investment advisers and their affiliates in connection with the management or creation of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts, Qualified Plan, other investment companies or other permitted investors. The Portfolios may not be available as investment options in your variable annuity or life insurance contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to one of the Portfolios and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.


FREQUENT TRADING - MARKET TIMING

The MarketStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the MarketStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


The MarketStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The MarketStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The MarketStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the adviser or sub-adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is

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                      INFORMATION FOR INVESTORS (CONTINUED)
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not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the MarketStyle Portfolios that are followed by the financial intermediaries that use the MarketStyle Portfolios and the monitoring by the MarketStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the MarketStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interests of the MarketStyle Portfolios' shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.


ADDITIONAL INFORMATION ABOUT THE MARKETSTYLE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

TAXES AND DISTRIBUTIONS


Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the MarketStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate account.

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                      INFORMATION FOR INVESTORS (CONTINUED)
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The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the MarketStyle Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolios' registered public accounting firm will be sent to shareholders each year.

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                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's Service 2 shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2005, the financial information has been derived from the Portfolios' financial statements which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

ING MARKETSTYLE MODERATE PORTFOLIO



                                                                       CLASS S2
                                                                    ------------
                                                                      AUGUST 15,
                                                                      2005(1) TO
                                                                     DECEMBER 31,
                                                                         2005
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                               $      10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                       $       0.14*
 Net realized and unrealized gain on investments                    $      (0.06)
 Total from investment operations                                   $       0.08
 Net asset value, end of period                                     $      10.08
 TOTAL RETURN(2)                                                    %       0.80

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                  $          1
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)                  %       0.48
 Gross expenses prior to expense reimbursement(3)(5)                %       5.31
 Net investment income (loss) after expense reimbursement(3)(4)     %       3.55
 Portfolio turnover rate                                            %         37



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
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ING MARKETSTYLE MODERATE GROWTH PORTFOLIO



                                                                      CLASS S2
                                                                    ------------
                                                                     AUGUST 15,
                                                                     2005(1) TO
                                                                    DECEMBER 31,
                                                                        2005
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                               $      10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                       $       0.14*
 Net realized and unrealized gain on investments                    $       0.06
 Total from investment operations                                   $       0.20
 Net asset value, end of period                                     $      10.20
 TOTAL RETURN(2)                                                    %       2.00

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                  $          1
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)                  %       0.48
 Gross expenses prior to expense reimbursement(3)(5)                %       1.78
 Net investment income (loss) after expense reimbursement(3)(4)     %       3.41
 Portfolio turnover rate                                            %         22



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING MARKETSTYLE GROWTH PORTFOLIO



                                                                      CLASS S2
                                                                    ------------
                                                                     AUGUST 15,
                                                                     2005(1) TO
                                                                    DECEMBER 31,
                                                                        2005
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                               $      10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                       $       0.09*
 Net realized and unrealized gain on investments                    $       0.13
 Total from investment operations                                   $       0.22
 Net asset value, end of period                                     $      10.22
 TOTAL RETURN(2)                                                    %       2.20

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                  $          1
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)                  %       0.48
 Gross expenses prior to expense reimbursement(3)(5)                %       3.08
 Net investment income (loss) after expense reimbursement(3)(4)     %       2.21
 Portfolio turnover rate                                            %         17



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

                     (This page intentionally left blank.)

WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information dated April 28, 2006 has been filed with the SEC and is incorporated into this Prospectus by reference.


Additional information about the MarketStyle Portfolios' investments is available in the MarketStyle Portfolios' annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the MarketStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.


To obtain free copies of the MarketStyle Portfolios' annual and semi-annual shareholder reports and the MarketStyle Portfolio's SAI or to make inquiries about the MarketStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.


Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

[ING LOGO]


04/28/06


                                                          SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2006

ADVISER CLASS

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN ING MARKETPRO PORTFOLIO ("PORTFOLIO"). THE PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS").

CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE IF THE PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING MARKETPRO PORTFOLIO

THE PORTFOLIO MAY NOT BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL VARIABLE
CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE ADVISER CLASS SHARES OF THE MARKETPRO PORTFOLIO. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE PORTFOLIO IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

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                                TABLE OF CONTENTS
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                                                                      PAGE
INTRODUCTION
  ING Investors Trust                                                    2
  An Introduction to the Portfolio                                       2
  Classes of Shares                                                      2
  An Overview of the Asset Allocation Process                            2

DESCRIPTION OF THE PORTFOLIO                                             4

PORTFOLIO FEES AND EXPENSES                                              5

MORE INFORMATION ON INVESTMENT STRATEGIES
  Investment Objectives, Main Investments and Risks of
    the Underlying Funds                                                 8

DESCRIPTION OF THE INVESTMENT
  OBJECTIVES, MAIN INVESTMENTS AND
  RISKS OF THE UNDERLYING FUNDS                                          9

MORE INFORMATION ON RISKS
  Asset Allocation is no Guarantee Against Loss                         12
  Performance of the Underlying Funds Will Vary                         12
  Temporary Defensive Positions                                         12
  Conflict of Interest                                                  12
  Risk Associated with an Investment in the Underlying
    Funds                                                               12

MANAGEMENT AND OTHER SERVICE PROVIDERS
  Management of the Portfolio                                           19
  Portfolio Distribution                                                21
  Shareholder Service and Distribution Plan                             21
  How ING Groep Compensates Entities Offering Our
    Portfolios as Investment Options in Their Insurance
    Products                                                            21
  Administrative Services                                               22

INFORMATION FOR INVESTORS                                               22
  About Your Investment                                                 22
  Interests of the Holders of Variable Contracts and
    Qualified Plans                                                     22
  Net Asset Value                                                       22
  Pricing of Portfolio Shares                                           23
  Purchase and Redemption of Shares                                     23
  Frequent Trading - Market Timing                                      24
  Portfolio Holdings Disclosure Policy                                  24
  Additional Information About the Portfolio                            25
  Percentage and Rating Limitation                                      25
  A Word About Portfolio Diversity                                      25
  Taxes and Distributions                                               25
  Reports to Shareholders                                               25
  Financial Highlights                                                  26

WHERE TO GO TO OBTAIN MORE INFORMATION                           Backcover

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                                  INTRODUCTION
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ING INVESTORS TRUST

The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE PORTFOLIO

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio is designed to be a well diversified, balanced fund-of-funds and is designed to offer a broad diversification by accessing multiple portfolio managers and investment styles of the Underlying Funds. The Portfolio utilizes an allocation program that is passively managed, meaning that the allocations are rebalanced monthly back to their target allocations. No management fee will be charged at the fund-of-funds level.


The Portfolio invests primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 8 of this Prospectus.

Shares of the Portfolio are offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified plans.


This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.


CLASSES OF SHARES

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus.


AN OVERVIEW OF THE ASSET ALLOCATION PROCESS

ING Investments, LLC ("ING Investments") is the investment adviser of the Portfolio. ING Investments is a wholly-owned indirect subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

ING Investments has identified a list of Underlying Funds managed by Directed Services Inc., ING Life Insurance and Annuity Company, and ING Investments. This list of insurance-dedicated funds forms the "universe" of Underlying Funds available to the Portfolio for investment. Only insurance-dedicated funds offered in certain insurance wrapped products are used as Underlying Funds for purposes of tax efficiency. Only insurance-dedicated funds advised by an ING affiliate are considered for inclusion in the universe of Underlying Funds available to the Portfolio.

In addition, the following criteria are considered:

- Only one Underlying Fund per sub-adviser is selected in order to ensure broad diversification;

- No equity fund can exceed 10% of the target allocation, although because of changes in daily net asset value, amounts invested can vary between rebalancing dates; and

-  A maximum of 10 funds will comprise the Underlying Funds.

In selecting Underlying Funds, the Underlying Funds are reviewed for performance, portfolio manager recognition in the marketplace, and style. Particular attention was focused on either (i) the long-term track record of the Underlying Fund or portfolio manager over his or her career; (ii) the long-term excellence of the investment process in place; and (iii) rising talent in the industry as demonstrated by the management team's 3 year track records. Funds that have

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                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

exhibited high volatility in returns are excluded from consideration because of the potential impact on overriding annuity guarantees that will be used in this product.

Certain of the Underlying Funds may be sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and thus, ING Investments may be subject to conflicts of interest in selecting and replacing underlying funds. See "Conflicts of Interest" for more information about potential conflicts.

The Portfolio's investment objective is capital appreciation through a diversified, multi-disciplined approach. Income is a secondary consideration. The Portfolio's assets are invested in the Underlying Funds on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities, fixed-income securities and money market instruments.

The Portfolio will invest new assets and reinvested dividends based on a fixed percentage allocation. The investment results of the Underlying Funds will vary. As a result, the Portfolio's allocations to the Underlying Funds will be rebalanced to their strategic target weights on at least a monthly basis. This process includes the targeting of daily cash flows, monthly threshold rebalancing and the ability to make extreme market adjustments. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds. As market prices of the Underlying Funds' portfolio securities change, the Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds.

ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio invests. ING Investments has accordingly established an Asset Allocation Committee to oversee the Portfolio's operations.

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                          DESCRIPTION OF THE PORTFOLIO
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING MARKETPRO PORTFOLIO

INVESTMENT OBJECTIVE

Capital appreciation. Income is a secondary consideration. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to fixed percentages that reflects an allocation of approximately 70% in equity securities and 30% in fixed-income securities.

The Portfolio's current target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below.


         U.S. Large-Capitalization Stocks - Value      20%

         U.S. Large-Capitalization Stocks - Growth     20%

         U.S. Large-Capitalization Stocks - Blend      10%

         U.S. Mid-Capitalization Stocks - Blend        10%

         Non-U.S./International Stocks                 10%

         Fixed-Income Securities                       30%


ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK


There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.


If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 8, "More Information on Risks" on page 12 and "Risks Associated with an Investment in the Underlying Funds" on page 12 in this Prospectus.


PERFORMANCE


Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

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                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables that follow show the estimated operating expenses you pay if you buy and hold ADV Class shares of the Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by the Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of the Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by the ADV Class shares of the Portfolio may vary from year to year.


Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

                                ADV CLASS SHARES
                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                     DISTRIBUTION                              TOTAL         WAIVERS,       TOTAL NET
                         MANAGEMENT    (12b-1)     SHAREHOLDER     OTHER     OPERATING    REIMBURSEMENTS    OPERATING
      PORTFOLIO             FEE         FEE(2)     SERVICE FEE  EXPENSES(3)  EXPENSES   AND RECOUPMENTS(4)  EXPENSES
---------------------------------------------------------------------------------------------------------------------
ING MarketPro              0.00%         0.50%        0.25%        0.10%       0.85%         (0.15)%          0.70%


(1) This table shows the estimated operating expenses of the ADV Class shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year of operations as the Portfolio had not had a full year of operations as of December 31, 2005.

(2) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolio so that the actual fee paid by the Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2007. There is no guarantee this waiver will continue after that date.


(3) Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."


(4) ING Investments, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

In addition to the expenses of the Portfolio discussed above, shareholders in the Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the expenses of Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:


                                                     TOTAL ANNUAL
                                                      OPERATING    FEE WAIVER BY  NET OPERATING
               UNDERLYING FUNDS                        EXPENSES       ADVISER        EXPENSES
-----------------------------------------------------------------------------------------------
ING FMR(SM) Diversified Mid Cap Portfolio               0.65%            -            0.65%
ING JPMorgan International Portfolio                    1.00%            -            1.00%
ING Legg Mason Value Portfolio                          0.79%            -            0.79%
ING Marsico Growth Portfolio                            0.76%            -            0.76%
ING Mercury Large Cap Value Portfolio                   0.82%        (0.04)%          0.78%
ING Legg Mason Partners Aggressive Growth Portfolio     0.81%            -            0.81%
ING T. Rowe Price Capital Appreciation Portfolio        0.65%            -            0.65%
ING Van Kampen Equity and Income Portfolio              0.57%            -            0.57%
ING VP Intermediate Bond Portfolio                      0.49%            -            0.49%


                               NET EXPENSE RATIOS
               (INCLUDING DIRECT AND INDIRECT OPERATING EXPENSES)

The direct and indirect projected annual operating expense ratios of the Portfolio are estimated to be as follows:


                                                        WAIVERS,
                                                    REIMBURSEMENTS   NET OPERATING
      PORTFOLIO           TOTAL OPERATING EXPENSES  AND RECOUPMENTS    EXPENSES
----------------------------------------------------------------------------------
ING MarketPro                      1.54%                (0.15)%          1.39%


These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE


The Example is intended to help you compare the cost of investing in the ADV Class shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ADV Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the ADV Class shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the ADV Class shares of the Portfolio for the one-year period and for the first year of the three-, five- and ten-year periods. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment medium. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.



      PORTFOLIO                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------
ING MarketPro(1)                       $  142    $   472    $   825    $  1,822



(1) The Example numbers reflect the contractual expense limit for the one-year period and the first year of the three-, five- and ten-year periods.

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                    MORE INFORMATION ON INVESTMENT STRATEGIES
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INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page 12 for an expanded discussion of the risks listed below for a particular Underlying Fund.


The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
               MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISER /
    SUB-ADVISER          UNDERLYING FUND    INVESTMENT OBJECTIVE         MAIN INVESTMENTS                   MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING FMR(SM)           Long-term growth of   Invests at least 80% of assets  Derivatives risk, equity
Directed Services,    Diversified Mid Cap   capital.              in securities of companies      securities risk, emerging
Inc.                  Portfolio                                   with medium market              markets risk, foreign
                                                                  capitalizations (defined as     investment risk, growth
SUB-ADVISER:                                                      those whose market              investing risk, manager risk,
Fidelity Management                                               capitalization are similar to   market and company risk,
& Research Company                                                the market capitalization of    market capitalization risk,
                                                                  companies in the Russell        mid-capitalization company
                                                                  Midcap(R) Index or the S&P      risk, other investment
                                                                  MidCap 400 Index). May invest   companies risk, portfolio
                                                                  in smaller or larger market     turnover risk,
                                                                  capitalizations. May invest up  small-capitalization company
                                                                  to 25% of total assets in       risk, securities lending risk
                                                                  foreign securities, including   and value investing risk.
                                                                  emerging markets, and may buy
                                                                  and sell futures contracts and
                                                                  other investment companies.

INVESTMENT ADVISER:   ING JPMorgan          Long-term growth of   Invests at least 65% of assets  Credit risk, currency risk,
ING Life Insurance    International         capital.              in the equity securities of     debt securities risk emerging
and Annuity Company   Portfolio                                   foreign companies with high     markets risk, equity
                                                                  growth potential, located in    securities risk, foreign
SUB-ADVISER:                                                      several countries other than    investment risk, geographic
J.P. Morgan Asset                                                 the U.S., (including those      focus risk, high-yield,
Management (London)                                               located in countries with       lower-grade debt securities
Ltd.                                                              emerging market economies).     risk, interest rate risk and
                                                                  May invest in debt securities   market and company risk.
                                                                  issued by foreign and U.S.
                                                                  companies, including
                                                                  non-investment grade debt
                                                                  securities.

INVESTMENT ADVISER:   ING Legg Mason        Long-term growth of   Invests at least 80% of assets  Convertible securities risk,
ING Life Insurance    Partners Aggressive   capital.              in common stocks and related    currency risk, depositary
and Annuity Company   Growth Portfolio                            securities, such as preferred   receipts risk, emerging growth
                                                                  stock, convertible securities   risk, emerging markets risk,
SUB-ADVISER:                                                      and depositary receipts, of     foreign investment risk,
Salomon Brothers                                                  emerging growth companies of    issuer concentration risk,
Asset Management,                                                 any market capitalization.      market and company risk,
Inc.                                                              Investments may include;        mid-capitalization company
                                                                  securities listed on a          risk, over-the-counter ("OTC")
                                                                  securities exchange or traded   investment risk and
                                                                  in the over-the-counter         small-capitalization company
                                                                  markets. May invest in foreign  risk.
                                                                  securities; (including
                                                                  emerging market securities);
                                                                  and may have exposure to
                                                                  foreign currencies.

INVESTMENT ADVISER:   ING Legg Mason Value  Long-term growth of   Invests primarily in equity     Convertible securities risk,
Directed Services,    Portfolio             capital.              securities (including foreign   credit risk, currency risk,
Inc.                                                              securities). The securities     debt securities risk,
                                                                  may be listed on a securities   diversification risk, equity
SUB-ADVISER:                                                      exchange or traded in the       securities risk, foreign
Legg Mason Capital                                                over-the-counter markets.       investment risk, growth
Management, Inc.                                                  Generally invests in companies  investing risk, high yield,
                                                                  with market capitalizations     lower-grade debt securities
                                                                  greater than $5 billion, but    risk, interest rate risk,
                                                                  may invest in companies of any  investment models risk,
                                                                  size. May invest in             manager risk, market and
                                                                  convertible and debt            company risk, market trends
                                                                  securities. May invest up to    risk, mid-capitalization
                                                                  25% of assets in long-term      company risk, prepayment risk,
                                                                  debt securities, and up to 10%  small company risk, value
                                                                  of in high-yield debt           investing risk and securities
                                                                  securities. The Portfolio is    lending risk.
                                                                  non-diversified.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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INVESTMENT ADVISER /
    SUB-ADVISER          UNDERLYING FUND    INVESTMENT OBJECTIVE         MAIN INVESTMENTS                   MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Marsico Growth    Capital               Invests primarily in equity     Derivatives risk, emerging
Directed Services,    Portfolio             appreciation.         securities selected for their   markets risk, equity
Inc.                                                              growth potential. Will          securities risk, foreign
                                                                  normally hold a core position   investment risk, growth
SUB-ADVISER:                                                      of between 35 and 50 common     investing risk, investment
Marsico Capital                                                   stocks primarily emphasizing    models risk, manager risk,
Management, LLC                                                   larger companies. The           market and company risk,
                                                                  Sub-Adviser defines large       market capitalization risk,
                                                                  companies as companies that     market trends risk,
                                                                  typically have market           over-the-counter ("OTC")
                                                                  capitalizations of $4 billion   investment risk, portfolio
                                                                  or more. May also invest in     turnover risk, price
                                                                  foreign securities (including   volatility risk and sector
                                                                  emerging markets);              risk.
                                                                  derivatives; substantial cash
                                                                  holdings in the absence of
                                                                  attractive investment
                                                                  opportunities; and, from time
                                                                  to time, investment of more
                                                                  than 25% assets in securities
                                                                  of companies in one or more
                                                                  market sectors. Will not
                                                                  invest more than 25% of assets
                                                                  in a particular industry
                                                                  within a sector.

INVESTMENT ADVISER:   ING Mercury Large     Long-term growth of   Invests at least 80% in equity  Borrowing and leverage risk,
Directed Services,    Cap Value Portfolio   capital.              securities of issuers of large  call risk, convertible
Inc.                                                              capitalization companies that   securities risk, debt
                                                                  the Sub-Adviser believes are    securities risk, depositary
SUB-ADVISER:                                                      undervalued. Large companies    receipts risk, derivatives
Mercury Advisors                                                  are those included in the       risk, equity securities risk,
                                                                  Russell 1000(R) Value Index.    foreign investment risk,
                                                                  May invest up to 10% of the     liquidity risk, manager risk,
                                                                  net assets in foreign issuers   market and company risk,
                                                                  including ADRs. May invest in   market capitalization risk,
                                                                  investment grade convertible    over-the-counter ("OTC")
                                                                  securities, preferred stock,    investment risk, restricted
                                                                  illiquid securities and U.S.    and illiquid securities risk,
                                                                  government debt securities.     securities lending risk,
                                                                  May invest in debt securities   sovereign debt risk,
                                                                  of any maturity. May invest in  undervalued securities risk,
                                                                  derivatives for hedging         U.S. government securities and
                                                                  purposes. May invest in         obligations risk and value
                                                                  when-issued securities,         investing risk.
                                                                  delayed delivery securities
                                                                  and forwards. The Portfolio
                                                                  may also lend its portfolio
                                                                  securities (up to 33 1/3%) and
                                                                  invest in uninvested cash
                                                                  balances in affiliated money
                                                                  market funds.

INVESTMENT ADVISER:   ING T. Rowe Price     Over the long term,   Invests amongst three asset     Allocation risk, call risk,
Directed Services,    Capital Appreciation  a high total          classes: equity securities,     convertible securities risk,
Inc.                  Portfolio             investment return,    debt securities, and money      credit risk, debt securities
                                            consistent with the   market instruments. The         risk, derivatives risk, equity
SUB-ADVISER:                                preservation of       remaining assets may be         securities risk, foreign
T. Rowe Price                               capital and with      invested in other securities,   investment risk, high-yield,
Associates, Inc.                            prudent investment    including convertibles,         lower-grade debt securities
                                            risk.                 warrants, preferred stock,      risk, income risk, interest
                                                                  corporate and government debt,  rate risk, manager risk,
                                                                  futures and options. Up to 25%  market and company risk,
                                                                  of the Portfolio's net assets   market capitalization risk,
                                                                  may be invested in foreign      maturity risk, securities
                                                                  equity securities. Futures and  lending risk, special
                                                                  options may be bought and       situations risk, U.S.
                                                                  sold. Debt securities and       government securities and
                                                                  convertible bonds may often     obligations risk and value
                                                                  constitute a significant        investing risk.
                                                                  portion of the Portfolio's
                                                                  investment portfolio. May
                                                                  invest up to 15% of assets in
                                                                  debt securities rated below
                                                                  investment grade. There is no
                                                                  limit on the Portfolio's
                                                                  investment in convertible
                                                                  securities.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


INVESTMENT ADVISER /
    SUB-ADVISER          UNDERLYING FUND    INVESTMENT OBJECTIVE         MAIN INVESTMENTS                   MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Van Kampen        Total return,         Invests at least 80% of its     Allocation risk, convertible
ING Life Insurance    Equity and Income     consisting of         net assets in equity and        securities risk, credit risk,
and Annuity Company   Portfolio             long-term capital     income securities. Invests      derivatives risk, foreign
                                            appreciation and      primarily in income-producing   investment risk, interest rate
SUB-ADVISER:                                current income.       equity instruments (including   risk, market and company risk,
Van Kampen (Morgan                                                common stocks, preferred        mid-capitalization company
Stanley Investment                                                stocks and convertible          risk, portfolio turnover risk,
Management Inc.)                                                  securities) and investment      prepayment risk, real estate
                                                                  grade quality debt securities.  investment trusts risk,
                                                                  Invests at least 65% of total   small-capitalization company
                                                                  assets in income-producing      risk and value investing risk.
                                                                  equity securities and up to
                                                                  25% in foreign securities. May
                                                                  invest up to 15% in real
                                                                  estate investment trusts
                                                                  ("REITs").

INVESTMENT ADVISER:   ING VP Intermediate   Maximize total        Invests at least 80% of its     Credit risk, debt securities
ING Investments, LLC  Bond Portfolio        return consistent     assets in a portfolio of bonds  risk, derivatives risk,
                                            with reasonable       including corporate,            extension risk, foreign
SUB-ADVISER:                                risk.                 government and mortgage bonds,  investment risk, interest rate
ING Investment                                                    which, at the time of           risk and prepayment risk.
Management Co.                                                    purchase, are rated investment
                                                                  grade. May also invest in
                                                                  high-yield bonds ("junk
                                                                  bonds") but will seek to
                                                                  maintain a minimum average
                                                                  quality rating of investment
                                                                  grade. May also invest in
                                                                  preferred stocks, high quality
                                                                  money market instruments,
                                                                  municipal bonds, debt
                                                                  securities of foreign issuers,
                                                                  mortgage- and asset-backed
                                                                  securities, options and
                                                                  futures contracts involving
                                                                  securities, security indices
                                                                  and interest rates. May engage
                                                                  in dollar roll transactions
                                                                  and swap agreements.

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                            MORE INFORMATION ON RISKS
--------------------------------------------------------------------------------

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments with respect to the Portfolio or an investment adviser or sub-adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio. Further, certain of the Underlying Funds are sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and in addition to the performance-based criteria described above, it is likely that these relationships will be a factor for ING Investments in selecting and replacing Underlying Funds.

ING Investments has informed the Board that it has developed an investment process using an investment committee to make sure that the Portfolio is managed in the best interests of the Portfolio's shareholders. Nonetheless, investors bear the risk that ING Investment's allocation decisions may be affected by its Conflicts of Interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and

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                      MORE INFORMATION ON RISKS (CONTINUED)
--------------------------------------------------------------------------------

in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities may fall when as interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.


CURRENCY RISK. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEFENSIVE INVESTING RISK. The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.


DEPOSITARY RECEIPTS RISK. Certain Underlying Funds may invest in Depositary Receipts ("ADRs"), including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in the underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the

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volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. While the Portfolio is classified as "diversified" under the Investment Company Act of 1940, as amended ("1940 Act"), it may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund classified as a non-diversified investment company under the 1940 Act is subject to diversification risk. This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.


EMERGING GROWTH RISK. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Portfolio's net asset value and the value of your investment.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign

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taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

GEOGRAPHIC FOCUS RISK. While the Portfolio does not concentrate in any one geographic area, an Underlying Fund may focus its investment in a geographic region. Concentrating investments in a limited number of countries may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.


GROWTH STOCK RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies,

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it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK. The proprietary models used by certain Underlying Funds' sub-advisers to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

ISSUER CONCENTRATION RISK. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly-traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but

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generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

MID-CAPITALIZATION COMPANY RISK. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

PREPAYMENT RISK. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

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PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUST'S ("REITs"). Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REITs may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.


RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the portfolio manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.


SPECIAL SITUATIONS RISK. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable

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period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.


SOVEREIGN DEBT RISK. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.


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MANAGEMENT OF THE PORTFOLIO


ADVISER. ING Investments serves as the investment adviser to the Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep N.V. offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, ING Investments managed approximately $42 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For the Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement

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sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for the Portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its principal investment strategies may also change.


ING Investments does not receive an advisory fee.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's annual shareholder report dated December 31, 2005.

ASSET ALLOCATION COMMITTEE. ING Investments has established an Asset Allocation Committee to oversee the Portfolio's operations. The Asset Allocation Committee of the Adviser will convene meetings on a quarterly or other periodic basis to review the Underlying Funds and determine that no event has occurred that would render an Underlying Fund in their judgment inappropriate for continued investment by the Portfolio. Such events could include, but are not limited to, the following:

- a change in sub-adviser;

- the identification of due diligence or compliance issues regarding the Underlying Funds that have not been adequately resolved;

- the inability of an Underlying Fund to accept additional investments due to capacity or other reasons; or

- the replacement of the sub-adviser of one of the Underlying Funds.

Should the Asset Allocation Committee determine that an Underlying Fund should be replaced, in selecting a replacement, the Asset Allocation Committee will consider the factors described in the section entitled "An Overview of the Asset Allocation Process."

The members of the Asset Allocation Committee are: William A. Evans, Shaun P. Mathews, Jeffery S. Stout, Laurie M. Tillinghast and Stanley D. Vyner. No member of the Asset Allocation Committee is solely responsible for making recommendations for making portfolio purchases and sales or asset allocation recommendations. All members have been on the Asset Allocation Committee since the Portfolio's inception.


WILLIAM A. EVANS, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

SHAUN P. MATHEWS, President, USFS and Mutual Funds and Investment Products organization and prior to that, he was chief marketing officer for ING U.S. Financial Services. Mr. Matthews joined ING in 2000. Prior to joining ING, Mr. Matthews was with Aetna Financial Services since 1979, where he held a number of different positions.


JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.


LAURIE M. TILLINGHAST, Senior Vice President, USFS Mutual Funds and Investment Products has over 25 years experience in the investment product and financial services business. Prior to joining ING in 1995, Ms. Tillinghast was responsible for all investment product development and selection of funds for Connecticut Mutual Financial Services.


STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.

The SAI provides additional information about the Asset Allocation Committee members' compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the Portfolio.

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               MANAGEMENT AND OTHER SERVICE PROVIDERS (CONTINUED)
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PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI") is the principal underwriter and distributor of the Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


SHAREHOLDER SERVICE AND DISTRIBUTION PLAN

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolio to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolio and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms"). The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of each Portfolio (a 0.25% shareholder service fee and a 0.50% distribution fee). DSI has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.35% (not to exceed 0.50% under the current Plan) in the future. Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Plan, the Portfolio's investment adviser or distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the Portfolio held by those companies. The Portfolio's investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the variable contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's variable contracts. As of the date of this prospectus, the investment adviser has entered into such arrangements with the following insurance companies:
Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.


The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in a portfolio advised by ING Groep meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, DSI or ING Investments are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

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               MANAGEMENT AND OTHER SERVICE PROVIDERS (CONTINUED)
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Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT

The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies or Qualified Plans that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plans for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS

The Portfolio is available to serve as an investment option offered through variable annuity contracts, variable life insurance policies and as an investment option to Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and Qualified Plans, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.


NET ASSET VALUE

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.

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                      INFORMATION FOR INVESTORS (CONTINUED)
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Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by an Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -  Securities of an issuer that has entered into a restructuring;

   -  Securities whose trading has been halted or suspended;

   - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

   -  Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.

PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES


The Portfolio is available to serve as an investment option through variable annuity and variable life insurance separate accounts and Qualified Plans outside the separate account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only

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                      INFORMATION FOR INVESTORS (CONTINUED)
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by separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts, Qualified Plan, other investment companies or other permitted investors. The Portfolio may not be available as investment options in your variable annuity or life insurance contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.


FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The MarketPro Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on

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                      INFORMATION FOR INVESTORS (CONTINUED)
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August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIO

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Underlying Fund (with the exception of ING Legg Mason Value Portfolio) in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

TAXES AND DISTRIBUTIONS


The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the MarketPro Portfolio is generally not subject to federal income tax on its investment company taxable income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of the contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts. Specifically, the Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.


REPORTS TO SHAREHOLDERS

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.

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                              FINANCIAL HIGHLIGHTS
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The following financial highlights table is intended to help you understand the Portfolio's ADV Class shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The financial information has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, are included in the annual shareholder report, which is available upon request.

Because the ADV Class shares of the MarketPro Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), audited financial highlights are presented for Service 2 Class shares of the Portfolio.

ING MARKETPRO PORTFOLIO



                                                                            SERVICE 2
                                                                              CLASS
                                                                           ------------
                                                                            AUGUST 15,
                                                                            2005(1) TO
                                                                           DECEMBER 31,
                                                                               2005
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PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                      $      10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                              $       0.23*
 Net realized and unrealized gain on investments                           $       0.03
 Total from investment operations                                          $       0.26
 Net asset value, end of period                                            $      10.26
 TOTAL RETURN(2)                                                           %       2.60
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                         $         67
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)                         %       0.50
 Gross expenses prior to expense reimbursement(4)(5)                       %       3.09
 Net investment income (loss) after expense reimbursement(3)(4)            %       6.15
 Portfolio turnover rate                                                   %          4



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

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WHERE TO GO TO OBTAIN
MORE INFORMATION


A Statement of Additional Information dated April 28, 2006 has been filed with the SEC and is incorporated into this Prospectus by reference.


Additional information about the Portfolio's investments are available in the Portfolio's annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.


To obtain a free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's SAI or to make inquiries about the MarketPro Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.


Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.


[ING LOGO]



04/28/06                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2006

INSTITUTIONAL CLASS

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN ING MARKETPRO PORTFOLIO ("PORTFOLIO"). THE PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS").

CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE IF THE PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING MARKETPRO PORTFOLIO

THE PORTFOLIO MAY NOT BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL VARIABLE
CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE INSTITUTIONAL CLASS SHARES OF THE MARKETPRO PORTFOLIO. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE PORTFOLIO IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

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                                TABLE OF CONTENTS
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                                                                                 PAGE
INTRODUCTION
  ING Investors Trust                                                               2
  An Introduction to the Portfolio                                                  2
  Classes of Shares                                                                 2
  An Overview of the Asset Allocation Process                                       2
DESCRIPTION OF THE PORTFOLIO                                                        4
PORTFOLIO FEES AND EXPENSES                                                         5
MORE INFORMATION ON INVESTMENT STRATEGIES
  Investment Objectives, Main Investments and Risks of the
    Underlying Funds                                                                8
DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
  RISKS OF THE UNDERLYING FUNDS                                                     9
MORE INFORMATION ON RISKS
  Asset Allocation is no Guarantee Against Loss                                    12
  Performance of the Underlying Funds Will Vary                                    12
  Temporary Defensive Positions                                                    12
  Conflict of Interest                                                             12
  Risk Associated with an Investment in the Underlying Funds                       12
MANAGEMENT AND OTHER SERVICE PROVIDERS
  Management of the Portfolio                                                      19
  Portfolio Distribution                                                           20
  How ING Groep Compensates Entities Offering Our Portfolios
    as Investment Options in Their Insurance Products                              21
  Administrative Services                                                          21
INFORMATION FOR INVESTORS                                                          22
  About Your Investment                                                            22
  Interests of the Holders of Variable Contracts and Qualified Plans               22
  Net Asset Value                                                                  22
  Pricing of Portfolio Shares                                                      23
  Purchase and Redemption of Shares                                                23
  Frequent Trading - Market Timing                                                 23
  Portfolio Holdings Disclosure Policy                                             24
  Additional Information About the Portfolio                                       24
  Percentage and Rating Limitation                                                 25
  A Word About Portfolio Diversity                                                 25
  Taxes and Distributions                                                          25
  Reports to Shareholders                                                          25
  Financial Highlights                                                             26
WHERE TO GO TO OBTAIN MORE INFORMATION                                      Backcover

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                                  INTRODUCTION
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ING INVESTORS TRUST

The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE PORTFOLIO

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio is designed to be a well diversified, balanced fund-of-funds and is designed to offer a broad diversification by accessing multiple portfolio managers and investment styles of the Underlying Funds. The Portfolio utilizes an allocation program that is passively managed, meaning that the allocations are rebalanced monthly back to their target allocations. No management fee will be charged at the fund-of-funds level.


The Portfolio invests primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 8 of this Prospectus.

Shares of the Portfolio are offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified retirement plans.


This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

CLASSES OF SHARES


The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institution Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus.


AN OVERVIEW OF THE ASSET ALLOCATION PROCESS

ING Investments, LLC ("ING Investments") is the investment adviser of the Portfolio. ING Investments is a wholly-owned indirect subsidiary of ING Groep, N.V. ("ING Groep") one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

ING Investments has identified a list of Underlying Funds managed by Directed Services Inc., ING Life Insurance and Annuity Company, and ING Investments. This list of insurance-dedicated funds forms the "universe" of Underlying Funds available to the Portfolio for investment. Only insurance-dedicated funds offered in certain insurance wrapped products are used as Underlying Funds for purposes of tax efficiency. Only insurance-dedicated funds advised by an ING affiliate are considered for inclusion in the universe of Underlying Funds available to the Portfolio.

In addition, the following criteria are considered:

- Only one Underlying Fund per sub-adviser is selected in order to ensure broad diversification;

- No equity fund can exceed 10% of the target allocation, although because of changes in daily net asset value, amounts invested can vary between rebalancing dates; and

-  A maximum of 10 funds will comprise the Underlying Funds.

In selecting Underlying Funds, the Underlying Funds are reviewed for performance, portfolio manager recognition in the marketplace, and style. Particular attention was focused on either (i) the long-term track record of the Underlying Fund or portfolio manager over his or her career; (ii) the long-term excellence of the investment process in place; and (iii) rising talent in the industry as demonstrated by the management team's 3 year track records. Funds that have exhibited high volatility in returns are excluded from consideration because of the potential impact on overriding annuity guarantees that will be used in this product.

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                            INTRODUCTION (CONTINUED)
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Certain of the Underlying Funds may be sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and thus, the ING Investments may be subject to conflicts of interest in selecting and replacing underlying funds. See "Conflicts of Interest" for more information about potential conflicts.

The Portfolio's investment objective is capital appreciation through a diversified, multi-disciplined approach. Income is a secondary consideration. The Portfolio's assets are invested in the Underlying Funds on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities, fixed-income securities and money market instruments.

The Portfolio will invest new assets and reinvested dividends based on a fixed percentage allocation. The investment results of the Underlying Funds will vary. As a result, the Portfolio's allocations to the Underlying Funds will be rebalanced to their strategic target weights on at least a monthly basis. This process includes the targeting of daily cash flows, monthly threshold rebalancing and the ability to make extreme market adjustments. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds. As market prices of the Underlying Funds' portfolio securities change, the Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds.

ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio invests. ING Investments has accordingly established an Asset Allocation Committee to oversee the Portfolio's operations.

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                          DESCRIPTION OF THE PORTFOLIO
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                                                                         ADVISER
                                                            ING Investments, LLC

ING MARKETPRO PORTFOLIO

INVESTMENT OBJECTIVE

Capital appreciation. Income is a secondary consideration. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to fixed percentages that reflects an allocation of approximately 70% in equity securities and 30% in fixed-income securities.

The Portfolio's current target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below.


               U.S. Large-Capitalization Stocks - Value             20%
               U.S. Large-Capitalization Stocks - Growth            20%
               U.S. Large-Capitalization Stocks - Blend             10%
               U.S. Mid-Capitalization Stocks - Blend               10%
               Non-U.S./International Stocks                        10%
               Fixed-Income Securities                              30%


ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK


There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.


If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 8, "More Information on Risks" on page 12 and "Risks Associated with an Investment in the Underlying Funds" on page 12 in this Prospectus.


PERFORMANCE


Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance, annual performance information is not provided.

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                           PORTFOLIO FEES AND EXPENSES
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The tables that follow show the estimated operating expenses you pay if you buy and hold Class I shares of the Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by the Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of the Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by Class I shares of the Portfolio may vary from year to year.


Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or Plan Provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or Plan Provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

                                 CLASS I SHARES
                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                  DISTRIBUTION                              TOTAL          WAIVERS,      TOTAL NET
                      MANAGEMENT    (12b-1)     SHAREHOLDER     OTHER     OPERATING    REIMBURSEMENTS    OPERATING
     PORTFOLIO           FEE          FEE       SERVICE FEE  EXPENSES(2)   EXPENSES  AND RECOUPMENTS(3)   EXPENSES
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ING MarketPro            0.00%         -             -          0.10%       0.10%            -             0.10%


(1) This table shows the estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year as the Portfolio had not had a full year of operations as of December 31, 2005.


(2) Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."


(3) ING Investments, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
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                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

In addition to the expenses of the Portfolio discussed above, shareholders in the Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the expenses of Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:


                                                               TOTAL ANNUAL
                                                                 OPERATING      FEE WAIVER BY   NET OPERATING
                      UNDERLYING FUNDS                            EXPENSES          ADVISER        EXPENSES
-------------------------------------------------------------------------------------------------------------
ING FMR(SM) Diversified Mid Cap Portfolio                          0.65%               -            0.65%
ING JPMorgan International Equity Portfolio                        1.00%               -            1.00%
ING Legg Mason Value Portfolio                                     0.79%               -            0.79%
ING Marsico Growth Portfolio                                       0.76%               -            0.76%
ING Mercury Large Cap Value Portfolio                              0.82%           (0.05)%          0.78%
ING Legg Mason Partners Aggressive Growth Portfolio                0.81%               -            0.81%
ING T. Rowe Price Capital Appreciation Portfolio                   0.65%               -            0.65%
ING Van Kampen Equity and Income Portfolio                         0.57%               -            0.57%
ING VP Intermediate Bond Portfolio                                 0.49%               -            0.49%


                               NET EXPENSE RATIOS
                    (INCLUDING DIRECT AND INDIRECT EXPENSES)

The direct and indirect projected annual operating expense ratios of the Portfolio are estimated to be as follows:


                                                            WAIVERS,
                                                         REIMBURSEMENTS  NET OPERATING
         PORTFOLIO            TOTAL OPERATING EXPENSES  AND RECOUPMENTS    EXPENSES
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ING MarketPro                          0.79%                   -             0.79%


These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
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EXAMPLE


The Example is intended to help you compare the cost of investing in the Class I shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the Class I shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the Class I shares of the Portfolio for the one-year period and for the first year of the three-, five- and ten-year or Qualified Plan periods. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolio as its underlying investment medium. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.



            PORTFOLIO      1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------
ING MarketPro               $ 81        $ 252       $ 439        $ 978

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                    MORE INFORMATION ON INVESTMENT STRATEGIES
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INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page 12 for an expanded discussion of the risks listed below for a particular Underlying Fund.


The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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INVESTMENT ADVISER /
   SUB-ADVISER          UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                   MAIN RISKS
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INVESTMENT ADVISER:   ING FMR(SM)           Long-term growth of   Invests at least 80% of assets  Derivatives risk, emerging
Directed Services,    Diversified Mid Cap   capital.              in securities of companies      markets risk, equity security
Inc.                  Portfolio                                   with medium market              risk, foreign investment risk,
                                                                  capitalizations (defined as     growth investing risk, manager
SUB-ADVISER:                                                      those whose market              risk, market and company risk,
Fidelity Management                                               capitalization are similar to   market capitalization risk,
& Research Company                                                the market capitalization of    mid-capitalization company
                                                                  companies in the Russell        risk, other investment
                                                                  Midcap(R) Index or the S&P      companies risk, portfolio
                                                                  MidCap 400 Index). May invest   turnover risk,
                                                                  in smaller or larger market     small-capitalization company
                                                                  capitalizations. May invest up  risk, securities lending risk
                                                                  to 25% of total assets in       and value investing risk.
                                                                  foreign securities, including
                                                                  emerging markets, and may buy
                                                                  and sell futures contracts and
                                                                  other investment companies.

INVESTMENT ADVISER:   ING JPMorgan          Long-term growth of   Invests at least 65% of assets  Credit risk, currency risk,
ING Life Insurance    International         capital.              in the equity securities of     debt securities risk, emerging
and Annuity Company   Portfolio                                   foreign companies with high     markets risk, equity
                                                                  growth potential, located in    securities risk, foreign
SUB-ADVISER:                                                      several countries other than    investment risk, geographic
J.P. Morgan Asset                                                 the U.S., (including those      focus risk, high-yield,
Management (London)                                               located in countries with       lower-grade debt securities
Ltd.                                                              emerging market economies).     risk, interest rate risk and
                                                                  May invest in debt securities   market and company risk.
                                                                  issued by foreign and U.S.
                                                                  companies, including
                                                                  non-investment grade debt
                                                                  securities.

INVESTMENT ADVISER:   ING Legg Mason        Long-term growth of   Invests at least 80% of assets  Convertible securities risk,
ING Life Insurance    Partners Aggressive   capital.              in common stocks and related    currency risk, depositary
and Annuity Company   Growth Portfolio                            securities, such as preferred   receipts risk, emerging growth
                                                                  stock, convertible securities   risk, emerging markets risk,
SUB-ADVISER:                                                      and depositary receipts, of     foreign investment risk,
Salomon Brothers                                                  emerging growth companies of    issuer concentration risk,
Asset Management,                                                 any market capitalization.      market and company risk,
Inc.                                                              Investments may include         mid-capitalization company
                                                                  securities listed on a          risk, over-the-counter ("OTC")
                                                                  securities exchange or traded   investment risk and small
                                                                  in the over-the-counter         capitalization company risk.
                                                                  markets. May invest in foreign
                                                                  securities; (including
                                                                  emerging market securities);
                                                                  and may have exposure to
                                                                  foreign currencies.

INVESTMENT ADVISER:   ING Legg Mason Value  Long-term growth of   Invests primarily in equity     Call risk, convertible
Directed Services,    Portfolio             capital.              securities (including foreign   securities risk, credit risk,
Inc.                                                              securities). The securities     currency risk, debt securities
                                                                  may be listed on a securities   risk, diversification risk,
SUB-ADVISER:                                                      exchange or traded in the       equity securities risk,
Legg Mason Capital                                                over-the-counter markets.       foreign investment risk,
Management, Inc.                                                  Generally invests in companies  growth investing risk, high
                                                                  with market capitalizations     yield, lower-grade debt
                                                                  greater than $5 billion, but    securities risk, interest rate
                                                                  may invest in companies of any  risk, investment models risk,
                                                                  size. May invest in             manager risk, market and
                                                                  convertible and debt            company risk, market trends
                                                                  securities. May invest up to    risk, mid-capitalization
                                                                  25% of assets in long-term      company risk, over-the-counter
                                                                  debt securities, and up to 10%  ("OTC") investment risk,
                                                                  of in high-yield debt           prepayment risk,
                                                                  securities. The Portfolio is    small-capitalization company
                                                                  non-diversified.                risk and value investing risk.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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INVESTMENT ADVISER /
   SUB-ADVISER          UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                   MAIN RISKS
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INVESTMENT ADVISER:   ING Marsico Growth    Capital               Invests primarily in equity     Derivatives risk, emerging
Directed Services,    Portfolio             appreciation.         securities of selected for      markets risk, equity
Inc.                                                              their growth potential. Will    securities risk, foreign
                                                                  normally hold a core position   investment risk, growth
SUB-ADVISER:                                                      of between 35 and 50 common     investing risk, investment
Marisco Capital                                                   stocks primarily emphasizing    models risk, manager risk,
Management, LLC                                                   larger companies. The           market and company risk,
                                                                  Sub-Adviser defines large       market capitalization risk,
                                                                  companies as companies that     market trends risk, portfolio
                                                                  typically have market           turnover risk, price
                                                                  capitalizations of $4 billion   volatility risk, sector risk
                                                                  or more. May also invest in     and securities lending risk.
                                                                  foreign securities (including
                                                                  emerging markets);
                                                                  derivatives; substantial cash
                                                                  holdings in the absence of
                                                                  attractive investment
                                                                  opportunities; and, from time
                                                                  to time, investment of more
                                                                  than 25% assets in securities
                                                                  of companies in one or more
                                                                  market sectors. Will not
                                                                  invest more than 25% of assets
                                                                  in a particular industry
                                                                  within a sector.

INVESTMENT ADVISER:   ING Mercury Large     Long-term growth of   Invests at least 80% in equity  Borrowing and leverage risk,
Directed Services,    Cap Value Portfolio   capital.              securities of issuers of large  call risk, convertible
Inc.                                                              capitalization companies that   securities risk, debt
                                                                  the Sub-Adviser believes are    securities risk, depositary
SUB-ADVISER:                                                      undervalued. Large companies    receipts risk, derivatives
Mercury Advisors                                                  are those included in the       risk, equity securities risk,
                                                                  Russell 1000(R) Value Index.    foreign investment risk,
                                                                  May invest up to 10% of the     investment models risk,
                                                                  net assets in foreign issuers   liquidity risk, manager risk,
                                                                  including ADRs. May invest in   market and company risk,
                                                                  investment grade convertible    market capitalization risk,
                                                                  securities, preferred stock,    over-the-counter ("OTC")
                                                                  illiquid securities and U.S.    investment risk, restricted
                                                                  government debt securities.     and illiquid securities risk,
                                                                  May invest in debt securities   securities lending risk,
                                                                  of any maturity. May invest in  sovereign debt risk, U.S.
                                                                  derivatives for hedging         government securities and
                                                                  purposes. May invest in         obligations risk and value
                                                                  when-issued securities,         investing risk.
                                                                  delayed delivery securities
                                                                  and forwards. The Portfolio
                                                                  may also lend its portfolio
                                                                  securities (up to 33 1/3%)
                                                                  and invest uninvested cash
                                                                  balances in affiliated money
                                                                  market funds.

INVESTMENT ADVISER:   ING T. Rowe Price     Over the long term,   Invests amongst three asset     Allocation risk, call risk,
Directed Services,    Capital Appreciation  a high total          classes: equity securities,     convertible securities risk,
Inc.                  Portfolio             investment return,    debt securities (including      credit risk, debt securities
                                            consistent with the   high yield or "junk bonds"),    risk, derivatives risk, equity
SUB-ADVISER:                                preservation of       and money market instruments.   securities risk, foreign
T. Rowe Price                               capital and with      The remaining assets may be     investment risk, high-yield,
Associates, Inc.                            prudent investment    invested in other securities,   lower-grade debt securities
                                            risk.                 including convertibles,         risk, income risk, interest
                                                                  warrants, preferred stock,      rate risk, manager risk,
                                                                  corporate and government debt,  market and company risk,
                                                                  futures and options. Up to 25%  market capitalization risk,
                                                                  of the Portfolio's net assets   maturity risk, securities
                                                                  may be invested in foreign      lending risk, special
                                                                  equity securities. Futures and  situations risk, U.S.
                                                                  options may be bought and       government securities and
                                                                  sold. Debt securities and       obligations risk and value
                                                                  convertible bonds may often     investing risk.
                                                                  constitute a significant
                                                                  portion of the Portfolio's
                                                                  investment portfolio. May
                                                                  invest up to 15% of assets in
                                                                  debt securities rated below
                                                                  investment grade. There is no
                                                                  limit on the Portfolio's
                                                                  investment in convertible
                                                                  securities.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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INVESTMENT ADVISER /
   SUB-ADVISER          UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                   MAIN RISKS
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INVESTMENT ADVISER:   ING Van Kampen        Total return,         Invests at least 80% of its     Allocation risk, convertible
ING Life Insurance    Equity and Income     consisting of         net assets in equity and        securities risk, credit risk,
and Annuity Company   Portfolio             long-term capital     income securities. Invests      debt securities risk,
                                            appreciation and      primarily in income-producing   derivatives risk, foreign
SUB-ADVISER:                                current income.       equity instruments (including   investment risk, interest rate
Van Kampen                                                        common stocks, preferred        risk, market and company risk,
(Morgan Stanley                                                   stocks and convertible          mid-capitalization company
Investment                                                        securities) and investment      risk portfolio turnover risk,
Management Inc.)                                                  grade quality debt securities.  prepayment risk, real estate
                                                                  Invests at least 65% of total   investment trusts risk,
                                                                  assets in income-producing      small-capitalization company
                                                                  equity securities and up to     risk and value investing risk.
                                                                  25% in foreign securities. May
                                                                  invest up to 15% in real
                                                                  estate investment trusts
                                                                  ("REITs").

INVESTMENT ADVISER:   ING VP Intermediate   Maximize total        Invests at least 80% of its     Credit risk, debt securities
ING Investments, LLC  Bond Portfolio        return consistent     assets in a portfolio of bonds  risk, derivatives risk,
                                            with reasonable       including corporate,            extension risk, foreign
SUB-ADVISER:                                risk.                 government and mortgage bonds,  investment risk, high-yield,
ING Investment                                                    which, at the time of           lower-grade debt securities
Management Co.                                                    purchase, are rated investment  risk, interest rate risk and
                                                                  grade. May also invest in       prepayment risk.
                                                                  high-yield bonds ("junk
                                                                  bonds") but will seek to
                                                                  maintain a minimum average
                                                                  quality rating of investment
                                                                  grade. May also invest in
                                                                  preferred stocks, high quality
                                                                  money market instruments,
                                                                  municipal bonds, debt
                                                                  securities of foreign issuers,
                                                                  mortgage- and asset-backed
                                                                  securities, options and
                                                                  futures contracts involving
                                                                  securities, security indices
                                                                  and interest rates. May engage
                                                                  in dollar roll transactions
                                                                  and swap agreements.

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                            MORE INFORMATION ON RISKS
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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments with respect to the Portfolio or an investment adviser or sub-adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio. Further, certain of the Underlying Funds are sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and in addition to the performance-based criteria described above, it is likely that these relationships will be a factor for ING Investments in selecting and replacing Underlying Funds.

ING Investments has informed the Board that it has developed an investment process using an investment committee to make sure that the Portfolio is managed in the best interests of the Portfolio's shareholders. Nonetheless, investors bear the risk that ING Investment's allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:


ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and

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in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An underlying fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.


CURRENCY RISK. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEFENSIVE INVESTING RISK. The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.


DEPOSITARY RECEIPTS RISK. Certain Underlying Funds may invest in Depositary Receipts ("ADRs"), including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in the underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to

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the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. While the Portfolio is classified as "diversified" under the Investment Company Act of 1940, as amended ("1940 Act"), it may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund classified as a non-diversified investment company under the 1940 Act is subject to diversification risk. This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.


EMERGING GROWTH RISK. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Portfolio's net asset value and the value of your investment.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and

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Global depositary receipts ("GDRs"), are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

GEOGRAPHIC FOCUS RISK. While the Portfolio does not concentrate in any one geographic area, an Underlying Fund may focus its investment in a geographic region. Concentrating investments in a limited number of countries may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.


GROWTH STOCK RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK. The proprietary models used by certain Underlying Funds' sub-advisers to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

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ISSUER CONCENTRATION RISK. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the look of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

MID-CAPITALIZATION COMPANY RISK. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

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MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

PREPAYMENT RISK. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUSTS ("REITs"). Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a

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narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REITs may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.


RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the portfolio manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.


SPECIAL SITUATIONS RISK. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.


SOVEREIGN DEBT RISK. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons

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may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.


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MANAGEMENT OF THE PORTFOLIO


ADVISER. ING Investments serves as the investment adviser to the Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, ING Investments managed approximately $42 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. For the Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for the Portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its principal investment strategies may also change.


ING Investments does not receive an advisory fee.

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For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's annual shareholder report dated December 31, 2005.

ASSET ALLOCATION COMMITTEE. ING Investments has established an Asset Allocation Committee to oversee the Portfolio's operations. The Asset Allocation Committee of the Adviser will convene meetings on a quarterly or other periodic basis to review the Underlying Funds and determine that no event has occurred that would render an Underlying Fund in their judgment inappropriate for continued investment by the Portfolio. Such events could include, but are not limited to, the following:

- a change in sub-adviser;

- the identification of due diligence or compliance issues regarding the Underlying Funds that have not been adequately resolved;

- the inability of an Underlying Fund to accept additional investments due to capacity or other reasons; or

- the replacement of the sub-adviser of one of the Underlying Funds.

Should the Asset Allocation Committee determine that an Underlying Fund should be replaced, in selecting a replacement, the Asset Allocation Committee will consider the factors described in the section entitled "An Overview of the Asset Allocation Process." All members have been on the Asset Allocation Committee since the Portfolio's inception.

The members of the Asset Allocation Committee are: William A. Evans, Shaun P. Mathews, Jeffery S. Stout, Laurie M. Tillinghast and Stanley D. Vyner. No member of the Asset Allocation Committee is solely responsible for making recommendations for making portfolio purchases and sales or asset allocation recommendations.


WILLIAM A. EVANS, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

SHAUN P. MATHEWS, President, ING USFS Mutual Funds and Investment Products organization and prior to that, he was chief marketing officer for ING U.S. Financial Services. Mr. Matthews joined ING in 2000. Prior to joining ING, Mr. Matthews was with Aetna Financial Services since 1979, where he held a number of different positions.


JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.


LAURIE M. TILLINGHAST, Senior Vice President, ING USFS Mutual Funds and Investment Products, has over 25 years experience in the investment product and financial services business. Prior to joining ING in 1995, Ms. Tillinghast was responsible for all investment product development and selection of funds for Connecticut Mutual Financial Services.


STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.

The SAI provides additional information about the Asset Allocation Committee members' compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the Portfolio.

PORTFOLIO DISTRIBUTION

Directed Services, Inc. ("DSI") is the principal underwriter and distributor of the Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their

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               MANAGEMENT AND OTHER SERVICE PROVIDERS (CONTINUED)
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associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolio's investment adviser or distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the Portfolio held by those companies. The Portfolio's investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the variable contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's variable contracts. As of the date of this prospectus, the investment adviser has entered into such arrangements with the following insurance companies:
Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.


The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in a portfolio advised by ING Groep meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, DSI, or ING Investments are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT

The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plan documents for additional information about how this works.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


The Portfolio is available to serve as an investment option offered through variable annuity contracts, variable life insurance policies and as an investment option to Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and Qualified Plans, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.


NET ASSET VALUE

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by an Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

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                      INFORMATION FOR INVESTORS (CONTINUED)
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  - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

  -  Securities of an issuer that has entered into a restructuring;

  -  Securities whose trading has been halted or suspended;

  - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

  -  Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the MarketPro Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.


PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

The Portfolio is available to serve as an investment option through variable annuity and variable life insurance separate accounts and Qualified Plans outside the separate account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts, Qualified Plan, other investment companies or other permitted investors. The Portfolio may not be available as investment options in your variable annuity or life insurance contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.


FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the

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                      INFORMATION FOR INVESTORS (CONTINUED)
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Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the Plan documentation, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO


The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy

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                      INFORMATION FOR INVESTORS (CONTINUED)
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without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Underlying Fund (with the exception of ING Legg Mason Value Portfolio) in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

TAXES AND DISTRIBUTIONS


The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the MarketPro Portfolio is generally not subject to federal income tax on its investment company taxable income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of the contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

REPORTS TO SHAREHOLDERS


The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.

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                              FINANCIAL HIGHLIGHTS
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The following financial highlights table is intended to help you understand the Portfolio's Class I shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The financial information has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, are included in the annual shareholder report, which is available upon request.

Because the Class I shares of the MarketPro Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), audited financial highlights are presented for Class S shares of the Portfolio.

ING MARKETPRO PORTFOLIO



                                                                                        SERVICE CLASS
                                                                                        -------------
                                                                                          AUGUST 15,
                                                                                          2005(1) TO
                                                                                         DECEMBER 31,
                                                                                             2005
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PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                               $            10.00
Income (loss) from investment operations:
Net investment income (loss)                                                       $             0.24*
Net realized and unrealized gain on
investments                                                                        $             0.07
Total from investment operations                                                   $             0.31
Net asset value, end of period                                                     $            10.31
TOTAL RETURN(2)                                                                    %             3.10
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                                  $            2,317
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)                                  %             0.35
Gross expenses prior to expense reimbursement(4)(5)                                %             2.94
Net investment income (loss) after expense reimbursement(3)(4)                     %             6.30
Portfolio turnover rate                                                            %                4



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)  Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

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WHERE TO GO TO OBTAIN
MORE INFORMATION


A Statement of Additional Information dated April 28, 2006 has been filed with the SEC and is incorporated into this Prospectus by reference.


Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.


To obtain a free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's SAI or to make inquiries about the MarketPro Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.


Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

[ING LOGO]


04/28/06


                                                          SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2006

SERVICE CLASS

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN ING MARKETPRO PORTFOLIO ("PORTFOLIO"). THE PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS").

CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE IF THE PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING MARKETPRO PORTFOLIO


THE PORTFOLIO MAY NOT BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL VARIABLE
CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE CLASS SHARES OF THE MARKETPRO PORTFOLIO. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE PORTFOLIO IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

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                                TABLE OF CONTENTS
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                                                                          PAGE
INTRODUCTION
  ING Investors Trust                                                        2
  An Introduction to the Portfolio                                           2
  Classes of Shares                                                          2
  An Overview of the Asset Allocation Process                                2

DESCRIPTION OF THE PORTFOLIO                                                 4

PORTFOLIO FEES AND EXPENSES                                                  5

MORE INFORMATION ON INVESTMENT STRATEGIES
  Investment Objectives, Main Investments and Risks of the
    Underlying Funds                                                         8

DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN
  INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS                              9

MORE INFORMATION ON RISKS
  Asset Allocation is no Guarantee Against Loss                             12
  Performance of the Underlying Funds Will Vary                             12
  Temporary Defensive Positions                                             12
  Conflict of Interest                                                      12
  Risk Associated with an Investment in the Underlying Funds                12

MANAGEMENT AND OTHER SERVICE PROVIDERS
  Management of the Portfolio                                               19
  Portfolio Distribution                                                    21
  Service Fees                                                              21
  How ING Groep Compensates Entities Offering Our Portfolios
    as Investment Options in Their Insurance Products                       21
  Administrative Services                                                   22

INFORMATION FOR INVESTORS                                                   22
  About Your Investment                                                     22
  Interests of the Holders of Variable Contracts and
    Qualified Plans                                                         22
  Net Asset Value                                                           22
  Pricing of Portfolio Shares                                               23
  Purchase and Redemption of Shares                                         23
  Frequent Trading - Market Timing                                          24
  Portfolio Holdings Disclosure Policy                                      25
  Additional Information About the Portfolio                                25
  Percentage and Rating Limitation                                          25
  A Word About Portfolio Diversity                                          25
  Taxes and Distributions                                                   25
  Reports to Shareholders                                                   25
  Financial Highlights                                                      26

WHERE TO GO TO OBTAIN MORE INFORMATION                               Backcover

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                                  INTRODUCTION
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ING INVESTORS TRUST

The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE PORTFOLIO

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio is designed to be a well diversified, balanced fund-of-funds and is designed to offer a broad diversification by accessing multiple portfolio managers and investment styles of the Underlying Funds. The Portfolio utilizes an allocation program that is passively managed, meaning that the allocations are rebalanced monthly back to their target allocations. No management fee will be charged at the fund-of-funds level.


The Portfolio invests primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 8 of this Prospectus.

Shares of the Portfolio are offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified plans.


This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

CLASSES OF SHARES


The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.


AN OVERVIEW OF THE ASSET ALLOCATION PROCESS

ING Investments, LLC ("ING Investments") is the investment adviser of the Portfolio. ING Investments is a wholly-owned indirect subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

ING Investments has identified a list of Underlying Funds managed by Directed Services Inc., ING Life Insurance and Annuity Company, and ING Investments. This list of insurance-dedicated funds forms the "universe" of Underlying Funds available to the Portfolio for investment. Only insurance-dedicated funds offered in certain insurance wrapped products are used as Underlying Funds for purposes of tax efficiency. Only insurance-dedicated funds advised by an ING affiliate are considered for inclusion in the universe of Underlying Funds available to the Portfolio.

In addition, the following criteria are considered:

- Only one Underlying Fund per sub-adviser is selected in order to ensure broad diversification;

- No equity fund can exceed 10% of the target allocation, although because of changes in daily net asset value, amounts invested can vary between rebalancing dates; and

-  A maximum of 10 funds will comprise the Underlying Funds.

In selecting Underlying Funds, the Underlying Funds are reviewed for performance, portfolio manager recognition in the marketplace, and style. Particular attention was focused on either (i) the long-term track record of the Underlying Fund or portfolio manager over his or her career; (ii) the long-term excellence of the investment process in place; and (iii) rising talent in the industry as demonstrated by the management team's 3 year track records. Funds that have

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                            INTRODUCTION (CONTINUED)
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exhibited high volatility in returns are excluded from consideration because of the potential impact on overriding annuity guarantees that will be used in this product.

Certain of the Underlying Funds may be sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and thus, the ING Investments may be subject to conflicts of interest in selecting and replacing underlying funds. See "Conflicts of Interest" for more information about potential conflicts.

The Portfolio's investment objective is capital appreciation through a diversified, multi-disciplined approach. Income is a secondary consideration. The Portfolio's assets are invested in the Underlying Funds on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities, fixed-income securities and money market instruments.

The Portfolio will invest new assets and reinvested dividends based on a fixed percentage allocation. The investment results of the Underlying Funds will vary. As a result, the Portfolio's allocations to the Underlying Funds will be rebalanced to their strategic target weights on at least a monthly basis. This process includes the targeting of daily cash flows, monthly threshold rebalancing and the ability to make extreme market adjustments. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds. As market prices of the Underlying Funds' portfolio securities change, the Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds.

ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio invests. ING Investments has accordingly established an Asset Allocation Committee to oversee the Portfolio's operations.

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                          DESCRIPTION OF THE PORTFOLIO
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                                                                         ADVISER
                                                            ING Investments, LLC

ING MARKETPRO PORTFOLIO

INVESTMENT OBJECTIVE

Capital appreciation. Income is a secondary consideration. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to fixed percentages that reflects an allocation of approximately 70% in equity securities and 30% in fixed-income securities.

The Portfolio's current target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below.


               U.S. Large-Capitalization Stocks - Value              20%
               U.S. Large-Capitalization Stocks - Growth             20%
               U.S. Large-Capitalization Stocks - Blend              10%
               U.S. Mid-Capitalization Stocks - Blend                10%
               Non-U.S./International Stocks                         10%
               Fixed-Income Securities                               30%


ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             PRICE VOLATILITY RISK.


There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.


If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 8, "More Information on Risks" on page 12 and "Risks Associated with an Investment in the Underlying Funds" on page 12 in this Prospectus.


PERFORMANCE


Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

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                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables that follow show the estimated operating expenses you pay if you buy and hold Class S shares of the Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by the Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of the Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by Class S shares of the Portfolio may vary from year to year.


Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

                                 CLASS S SHARES
                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                           DISTRIBUTION                              TOTAL          WAIVERS,      TOTAL NET
               MANAGEMENT    (12b-1)     SHAREHOLDER     OTHER     OPERATING    REIMBURSEMENTS    OPERATING
  PORTFOLIO       FEE          FEE       SERVICE FEE  EXPENSES(2)   EXPENSES  AND RECOUPMENTS(3)   EXPENSES
-----------------------------------------------------------------------------------------------------------
ING MarketPro     0.00%         --          0.25%        0.10%       0.35%             --           0.35%


(1) This table shows the estimated operating expenses for the Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year as the Portfolio had not had a full year of operations as of December 31, 2005.


(2) Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."


(3) ING Investments, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
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                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

In addition to the expenses of the Portfolio discussed above, shareholders in the Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the expenses of Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:


                                                                TOTAL ANNUAL
                                                                  OPERATING       FEE WAIVER BY     NET OPERATING
                      UNDERLYING FUNDS                             EXPENSES          ADVISER           EXPENSES
------------------------------------------------------------------------------------------------------------------
ING FMR(SM) Diversified Mid Cap Portfolio                           0.65%                -              0.65%
ING JPMorgan International Portfolio                                1.00%                -              1.00%
ING Legg Mason Value Portfolio                                      0.79%                -              0.79%
ING Marsico Growth Portfolio                                        0.76%                -              0.76%
ING Mercury Large Cap Value Portfolio                               0.82%            (0.04)%            0.78%
ING Legg Mason Partners Aggressive Growth Portfolio                 0.81%                -              0.81%
ING T. Rowe Price Capital Appreciation Portfolio                    0.65%                -              0.65%
ING Van Kampen Equity and Income Portfolio                          0.57%                -              0.57%
ING VP Intermediate Bond Portfolio                                  0.49%                -              0.49%


                               NET EXPENSE RATIOS
                    (INCLUDING DIRECT AND INDIRECT EXPENSES)

The direct and indirect projected annual operating expense ratios of the Portfolio are estimated to be as follows:


                                                              WAIVERS,
                                                           REIMBURSEMENTS   NET OPERATING
         PORTFOLIO              TOTAL OPERATING EXPENSES  AND RECOUPMENTS      EXPENSES
-----------------------------------------------------------------------------------------
ING MarketPro                            1.04%                   -              1.04%


These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
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EXAMPLE


The Example is intended to help you compare the cost of investing in the Class S shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the Class S shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the Class S shares of the Portfolio for the one-year period and for the first year of the three-, five- and ten-year period. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment medium. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.



       PORTFOLIO            1 YEAR     3 YEARS     5 YEARS    10 YEARS
-----------------------------------------------------------------------
ING MarketPro             $     106   $     331   $     574   $   1,271

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                    MORE INFORMATION ON INVESTMENT STRATEGIES
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INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page 12 for an expanded discussion of the risks listed below for a particular Underlying Fund.


The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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INVESTMENT ADVISER /
   SUB-ADVISER           UNDERLYING FUND    INVESTMENT OBJECTIVE         MAIN INVESTMENTS                   MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING FMR(SM)           Long-term growth of   Invests at least 80% of assets  Derivatives risk, equity
Directed Services,    Diversified Mid Cap   capital.              in securities of companies      securities risk, emerging
Inc.                  Portfolio                                   with medium market              markets risk, foreign
                                                                  capitalizations (defined as     investment risk, growth
SUB-ADVISER:                                                      those whose market              investing risk, manager risk,
Fidelity Management                                               capitalization are similar to   market and company risk,
& Research Company                                                the market capitalization of    market capitalization risk,
                                                                  companies in the Russell        mid-capitalization company
                                                                  Midcap(R) Index or the S&P      risk, other investment
                                                                  MidCap 400 Index). May invest   companies risk, portfolio
                                                                  in smaller or larger market     turnover risk,
                                                                  capitalizations. May invest up  small-capitalization company
                                                                  to 25% of total assets in       risk, securities lending risk
                                                                  foreign securities, including   and value investing risk.
                                                                  emerging markets, and may buy
                                                                  and sell futures contracts and
                                                                  other investment companies.

INVESTMENT ADVISER:   ING JPMorgan          Long-term growth of   Invests at least 65% of assets  Credit risk, currency risk,
ING Life Insurance    International         capital.              in the equity securities of     debt securities risk, emerging
and Annuity Company   Portfolio                                   foreign companies with high     markets risk, equity
                                                                  growth potential, located in    securities risk, foreign
SUB-ADVISER:                                                      several countries other than    investment risk, geographic
J.P. Morgan Asset                                                 the U.S., (including those      focus risk, high-yield,
Management (London)                                               located in countries with       lower-grade debt securities
Ltd.                                                              emerging market economies).     risk, interest rate risk and
                                                                  May invest in debt securities   market and company risk.
                                                                  issued by foreign and U.S.
                                                                  companies, including
                                                                  non-investment grade debt
                                                                  securities.

INVESTMENT ADVISER:   ING Legg Mason        Long-term growth of   Invests at least 80% of assets  Convertible securities risk,
ING Life Insurance    Partners Aggressive   capital.              in common stocks and related    currency risk, depositary
and Annuity Company   Growth Portfolio                            securities, such as preferred   receipts risk, emerging growth
                                                                  stock, convertible securities   risk, emerging markets risk,
SUB-ADVISER:                                                      and depositary receipts, of     foreign investment risk,
Salomon Brothers                                                  emerging growth companies of    issuer concentration risk,
Asset Management,                                                 any market capitalization.      market and company risk,
Inc.                                                              Investments may include;        mid-capitalization company
                                                                  securities listed on a          risk, over-the-counter ("OTC")
                                                                  securities exchange or traded   investment risk and
                                                                  in the over-the-counter         small-capitalization company
                                                                  markets. May invest in foreign  risk.
                                                                  securities; (including
                                                                  emerging market securities);
                                                                  and may have exposure to
                                                                  foreign currencies.

INVESTMENT ADVISER:   ING Legg Mason Value  Long-term growth of   Invests primarily in equity     Call risk, convertible
Directed Services,    Portfolio             capital.              securities (including foreign   securities risk, credit risk,
Inc.                                                              securities). The securities     currency risk, debt securities
                                                                  may be listed on a securities   risk, diversification risk,
SUB-ADVISER:                                                      exchange or traded in the       equity securities risk,
Legg Mason Capital                                                over-the-counter markets.       foreign investment risk,
Management, Inc.                                                  Generally invests in companies  growth investing risk, high
                                                                  with market capitalizations     yield, lower-grade debt
                                                                  greater than $5 billion, but    securities risk, interest rate
                                                                  may invest in companies of any  risk, investment models risk,
                                                                  size. May invest in             manager risk, market and
                                                                  convertible and debt            company risk, market trends
                                                                  securities May invest up to     risk, mid-capitalization
                                                                  25% of assets in long-term      company risk, prepayment risk,
                                                                  debt securities, and up to 10%  small-capitalization company
                                                                  of in high-yield debt           risk, value investing risk and
                                                                  securities. The Portfolio is    securities lending risk.
                                                                  non-diversified.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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INVESTMENT ADVISER /
   SUB-ADVISER           UNDERLYING FUND    INVESTMENT OBJECTIVE         MAIN INVESTMENTS                   MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Marsico Growth    Capital               Invests primarily in equity     Derivatives risk, emerging
Directed Services,    Portfolio             appreciation.         securities of selected for      markets risk, equity
Inc.                                                              their growth potential. Will    securities risk, foreign
                                                                  normally hold a core position   investment risk, growth
SUB-ADVISER:                                                      of between 35 and 50 common     investing risk, investment
Marsico Capital                                                   stocks primarily emphasizing    models risk, manager risk,
Management, LLC                                                   larger companies. The           market and company risk,
                                                                  Sub-Adviser defines large       market capitalization risk,
                                                                  companies as companies that     market trends risk, price
                                                                  typically have market           volatility risk,
                                                                  capitalizations of $4 billion   over-the-counter ("OTC")
                                                                  or more. May also invest in     investment risk, portfolio
                                                                  foreign securities (including   turnover risk and sector risk.
                                                                  emerging markets);
                                                                  derivatives; substantial cash
                                                                  holdings in the absence of
                                                                  attractive investment
                                                                  opportunities; and, from time
                                                                  to time, investment of more
                                                                  than 25% assets in securities
                                                                  of companies in one or more
                                                                  market sectors. Will not
                                                                  invest more than 25% of assets
                                                                  in a particular industry
                                                                  within a sector.

INVESTMENT ADVISER:   ING Mercury Large     Long-term growth of   Invests at least 80% in equity  Borrowing and leverage risk,
Directed Services,    Cap Value Portfolio   capital.              securities of issuers of large  call risk, convertible
Inc.                                                              capitalization companies that   securities risk, debt
                                                                  the Sub-Adviser believes are    securities risk, depositary
SUB-ADVISER:                                                      undervalued. Large companies    receipts risk, derivatives
Mercury Advisors                                                  are those included in the       risk, equity securities risk,
                                                                  Russell 1000(R) Value Index.    foreign investment risk,
                                                                  May invest up to 10% of the     liquidity risk, manager risk,
                                                                  net assets in foreign issuers   market and company risk,
                                                                  including ADRs. May invest in   market capitalization risk,
                                                                  investment grade convertible    over-the-counter ("OTC")
                                                                  securities, preferred stock,    investment risk, restricted
                                                                  illiquid securities and U.S.    and illiquid securities risk,
                                                                  government debt securities.     securities lending risk,
                                                                  May invest in debt securities   sovereign debt risk, U.S.
                                                                  of any maturity. May invest in  government securities and
                                                                  derivatives for hedging         obligations risk and value
                                                                  purposes. May invest in         investing risk.
                                                                  when-issued securities,
                                                                  delayed delivery securities
                                                                  and forwards. The Portfolio
                                                                  may also lend its portfolio
                                                                  securities (up to 33 1/3%)
                                                                  and invest uninvested cash
                                                                  balances in money affiliated
                                                                  market funds.

INVESTMENT ADVISER:   ING T. Rowe Price     Over the long term,   Invests amongst three asset     Allocation risk, call risk,
Directed Services,    Capital Appreciation  a high total          classes: equity securities,     convertible securities risk,
Inc.                  Portfolio             investment return,    debt securities and money       credit risk, debt securities
                                            consistent with the   market instruments. The         risk, derivatives risk, equity
SUB-ADVISER:                                preservation of       remaining assets may be         securities risk, foreign
T. Rowe Price                               capital and with      invested in other securities,   investment risk, high-yield,
Associates, Inc.                            prudent investment    including convertibles,         lower-grade debt securities
                                            risk.                 warrants, preferred stock,      risk, income risk, interest
                                                                  corporate and government debt,  rate risk, manager risk,
                                                                  futures and options. Up to 25%  market and company risk,
                                                                  of the Portfolio's net assets   market capitalization risk,
                                                                  may be invested in foreign      maturing risk, securities
                                                                  equity securities. Futures and  lending risk, special
                                                                  options may be bought and       situations risk, U.S.
                                                                  sold. Debt securities and       government securities and
                                                                  convertible bonds may often     obligations risk and value
                                                                  constitute a significant        investing risk.
                                                                  portion of the Portfolio's
                                                                  investment portfolio. May
                                                                  invest up to 15% of assets in
                                                                  debt securities rated below
                                                                  investment grade. There is no
                                                                  limit on the Portfolio's
                                                                  investment in convertible
                                                                  securities.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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INVESTMENT ADVISER /
   SUB-ADVISER           UNDERLYING FUND    INVESTMENT OBJECTIVE         MAIN INVESTMENTS                   MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Van Kampen        Total return,         Invests at least 80% of its     Allocation risk, convertible
ING Life Insurance    Equity and Income     consisting of         net assets in equity and        securities risk, credit risk,
and Annuity Company   Portfolio             long-term capital     income securities. Invests      derivatives risk, foreign
                                            appreciation and      primarily in income-producing   investment risk, interest rate
SUB-ADVISER:                                current income.       equity instruments (including   risk, mid-capitalization
Van Kampen (Morgan                                                common stocks, preferred        company risk, market and
Stanley Investment                                                stocks and convertible          company risk, portfolio
Management Inc.)                                                  securities) and investment      turnover risk, prepayment
                                                                  grade quality debt securities.  risk, real estate investment
                                                                  Invests at least 65% of total   trusts risk,
                                                                  assets in income-producing      small-capitalization company
                                                                  equity securities and up to     risk and value investing risk.
                                                                  25% in foreign securities. May
                                                                  invest up to 15% in real
                                                                  estate investment trusts
                                                                  ("REITs").

INVESTMENT ADVISER:   ING VP Intermediate   Maximize total        Invests at least 80% of its     Credit risk, debt securities
ING Investments, LLC  Bond Portfolio        return consistent     assets in a portfolio of bonds  risk, derivatives risk,
                                            with reasonable       including corporate,            extension risk, foreign
                                            risk.                 government and mortgage bonds,  investment risk, interest rate
SUB-ADVISER:                                                      which, at the time of           risk and prepayment risk.
ING Investment                                                    purchase, are rated investment
Management Co.                                                    grade. May also invest in
                                                                  high-yield bonds ("junk
                                                                  bonds") but will seek to
                                                                  maintain a minimum average
                                                                  quality rating of investment
                                                                  grade. May also invest in
                                                                  preferred stocks, high quality
                                                                  money market instruments,
                                                                  municipal bonds, debt
                                                                  securities of foreign issuers,
                                                                  mortgage and asset-backed
                                                                  securities, options and
                                                                  futures contracts involving
                                                                  securities, security indices
                                                                  and interest rates. May engage
                                                                  in dollar roll transactions
                                                                  and swap agreements.

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                            MORE INFORMATION ON RISKS
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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments with respect to the Portfolio or an investment adviser or sub-adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio. Further, certain of the Underlying Funds are sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and in addition to the performance-based criteria described above, it is likely that these relationships will be a factor for ING Investments in selecting and replacing Underlying Funds.

ING Investments has informed the Board that it has developed an investment process using an investment committee to make sure that the Portfolio is managed in the best interests of the Portfolio's shareholders. Nonetheless, investors bear the risk that ING Investment's allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and

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                      MORE INFORMATION ON RISKS (CONTINUED)
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in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities may fall when as interest rates rise and increase as interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.


CURRENCY RISK. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEFENSIVE INVESTING RISK. The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.


DEPOSITARY RECEIPTS RISK. Certain Underlying Funds may invest in Depositary Receipts ("ADRs"), including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in the underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the

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volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. While the Portfolio is classified as "diversified" under the Investment Company Act of 1940, as amended ("1940 Act"), it may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund classified as a non-diversified investment company under the 1940 Act is subject to diversification risk. This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.


EMERGING GROWTH RISK. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Portfolio's net asset value and the value of your investment.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by

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administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

GEOGRAPHIC FOCUS RISK. While the Portfolio does not concentrate in any one geographic area, an Underlying Fund may focus its investment in a geographic region. Concentrating investments in a limited number of countries may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.


GROWTH STOCK RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

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INVESTMENT MODELS RISK. The proprietary models used by certain Underlying Funds' sub-advisers to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

ISSUER CONCENTRATION RISK. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the look of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

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MID-CAPITALIZATION COMPANY RISK. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

PREPAYMENT RISK. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and

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unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUSTS ("REITs"). Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REITs may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.


RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the portfolio manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.


SPECIAL SITUATIONS RISK. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable

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period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.


SOVEREIGN DEBT RISK. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.


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MANAGEMENT OF THE PORTFOLIO


ADVISER. ING Investments serves as the investment adviser to the Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, ING Investments managed approximately $42 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. For the Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On

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May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for the Portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its principal investment strategies may also change.


ING Investments does not receive an advisory fee.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's annual shareholder report dated December 31, 2005.

ASSET ALLOCATION COMMITTEE. ING Investments has established an Asset Allocation Committee to oversee the Portfolio's operations. The Asset Allocation Committee of the Adviser will convene meetings on a quarterly or other periodic basis to review the Underlying Funds and determine that no event has occurred that would render an Underlying Fund in their judgment inappropriate for continued investment by the Portfolio. Such events could include, but are not limited to, the following:

-  a change in sub-adviser;

- the identification of due diligence or compliance issues regarding the Underlying Funds that have not been adequately resolved;

- the inability of an Underlying Fund to accept additional investments due to capacity or other reasons; or

-  the replacement of the sub-adviser of one of the Underlying Funds.

Should the Asset Allocation Committee determine that an Underlying Fund should be replaced, in selecting a replacement, the Asset Allocation Committee will consider the factors described in the section entitled "An Overview of the Asset Allocation Process."

The members of the Asset Allocation Committee are: William A. Evans, Shaun P. Mathews, Jeffery S. Stout, Laurie M. Tillinghast and Stanley D. Vyner. No member of the Asset Allocation Committee is solely responsible for making recommendations for making portfolio purchases and sales or asset allocation recommendations. All members have been on the Asset Allocation Committee and the Portfolio's inception.


WILLIAM A. EVANS, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

SHAUN P. MATHEWS, President, ING USFS Mutual Funds and Investment Products organization and prior to that, he was chief marketing officer for ING U.S. Financial Services. Mr. Matthews joined ING in 2000. Prior to joining ING, Mr. Matthews was with Aetna Financial Services since 1979, where he held a number of different positions.


JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.


LAURIE M. TILLINGHAST, Senior Vice President, ING USFS Mutual Funds and Investment Products, has over 25 years experience in the investment product and financial services business. Prior to joining ING in 1995, Ms. Tillinghast was responsible for all investment product development and selection of funds for Connecticut Mutual Financial Services.


STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.

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               MANAGEMENT AND OTHER SERVICE PROVIDERS (CONTINUED)
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The SAI provides additional information about the Asset Allocation Committee members' compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the Portfolio.

PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI") is the principal underwriter and distributor of the Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


SERVICE FEES The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Class S shares of the Portfolio. The Agreement allows DSI, the distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including Variable Contract owners with interests in the Portfolio. Services that may be provided under the Agreement include, among other things, providing information about the Portfolio and delivering Portfolio documents. Under the Agreement, the Portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Agreement, the Portfolio's investment adviser or distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the Portfolio held by those companies. The Portfolio's investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the variable contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's variable contracts. As of the date of this prospectus, the investment adviser has entered into such arrangements with the following insurance companies:
Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.


The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in a portfolio advised by ING Groep meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, DSI, or ING Investments are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

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               MANAGEMENT AND OTHER SERVICE PROVIDERS (CONTINUED)
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Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT

The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plan documents for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND POLICIES AND QUALIFIED PLANS

The Portfolio is available to serve as an investment option offered through variable annuity contracts, variable life insurance policies and as an investment option to Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and Qualified Plans, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.


NET ASSET VALUE

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available

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                      INFORMATION FOR INVESTORS (CONTINUED)
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market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by an Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   - Securities of an issuer that has entered into a restructuring;

   - Securities whose trading has been halted or suspended;

   - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

   - Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.


PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

The Portfolio is available to serve as an investment option through variable annuity and variable life insurance separate accounts and Qualified Plans outside the separate account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio,

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                      INFORMATION FOR INVESTORS (CONTINUED)
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management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts, Qualified Plan, other investment companies or other permitted investors. The Portfolio may not be available as investment options in your variable annuity or life insurance contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.


FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

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                      INFORMATION FOR INVESTORS (CONTINUED)
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PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIO

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Underlying Fund (with the exception of ING Legg Mason Value Portfolio) in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

TAXES AND DISTRIBUTIONS


The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment company, the Portfolio is generally not subject to federal income tax on its investment company taxable income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of the contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurance company's separate accounts. Specifically, the Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.


REPORTS TO SHAREHOLDERS


The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.

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                              FINANCIAL HIGHLIGHTS
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The following financial highlights table is intended to help you understand the Portfolio's Class S shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The financial information has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, are included in the annual shareholder report, which is available upon request.

ING MARKETPRO PORTFOLIO



                                                                                    SERVICE CLASS
                                                                                 ------------------
                                                                                 AUGUST 15, 2005(1)
                                                                                   TO DECEMBER 31,
                                                                                        2005
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                         $               10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                                 $                0.24*
 Net realized and unrealized gain on investments                              $                0.07
 Total from investment operations                                             $                0.31
 Net asset value, end of period                                               $               10.31
 TOTAL RETURN(2)                                                              %                3.10

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                            $               2,317
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)                            %                0.35
 Gross expenses prior to expense reimbursement(4)(5)                          %                2.94
 Net investment income (loss) after expense reimbursement(3)(4)               %                6.30
 Portfolio turnover rate                                                      %                   4


 (1)  Commencement of operations.
 (2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
 (3)  Annualized for periods less than one year.
 (4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
 (5)  Expense ratios do not include expenses of Underlying Funds.

 * Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

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WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information dated April 28, 2006 has been filed with the SEC and is incorporated into this Prospectus by reference.


Additional information about the Portfolio's investments are available in the Portfolio's annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.


To obtain a free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's SAI or to make inquiries about the MarketPro Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.


Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.


[ING LOGO]


04/28/06                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

APRIL 28, 2006

SERVICE 2 CLASS

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN ING MARKETPRO PORTFOLIO ("PORTFOLIO"). THE PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS").

CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE IF THE PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING MARKETPRO PORTFOLIO

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE 2 CLASS SHARES OF THE MARKETPRO PORTFOLIO. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE PORTFOLIO IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

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                                TABLE OF CONTENTS
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                                                                                 PAGE
INTRODUCTION

  ING Investors Trust                                                               2
  An Introduction to the Portfolio                                                  2
  Classes of Shares                                                                 2
  An Overview of the Asset Allocation Process                                       2

DESCRIPTION OF THE PORTFOLIO                                                        4

PORTFOLIO FEES AND EXPENSES                                                         5

MORE INFORMATION ON INVESTMENT STRATEGIES

  Investment Objectives, Main Investments and Risks of the Underlying Funds         8

DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF
  THE UNDERLYING FUNDS                                                              9

MORE INFORMATION ON RISKS

  Asset Allocation is no Guarantee Against Loss                                    12
  Performance of the Underlying Funds Will Vary                                    12
  Temporary Defensive Positions                                                    12
  Conflict of Interest                                                             12
  Risk Associated with an Investment in the Underlying Funds                       12

MANAGEMENT AND OTHER SERVICE PROVIDERS

  Management of the Portfolio                                                      19
  Portfolio Distribution                                                           21
  Rule 12b-1 Distribution Fees                                                     21
  Service Fees                                                                     21
  How ING Groep Compensates Entities Offering Our Portfolios as Investment
    Options in Their Insurance Products                                            21
  Administrative Services                                                          22

INFORMATION FOR INVESTORS                                                          22

  About Your Investment                                                            22
  Interests of the Holders of Variable Contracts and Qualified Plans               23
  Net Asset Value                                                                  23
  Pricing of Portfolio Shares                                                      24
  Purchase and Redemption of Shares                                                24
  Frequent Trading - Market Timing                                                 24
  Portfolio Holdings Disclosure Policy                                             25
  Additional Information About the Portfolio                                       25
  Percentage and Rating Limitation                                                 25
  A Word About Portfolio Diversity                                                 25
  Taxes and Distributions                                                          26
  Reports to Shareholders                                                          26
  Financial Highlights                                                             27

WHERE TO GO TO OBTAIN MORE INFORMATION                                      Backcover

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                                  INTRODUCTION
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ING INVESTORS TRUST

The MarketPro Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE PORTFOLIO

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio is designed to be a well diversified, balanced fund-of-funds and is designed to offer a broad diversification by accessing multiple portfolio managers and investment styles of the Underlying Funds. The Portfolio utilizes an allocation program that is passively managed, meaning that the allocations are rebalanced monthly back to their target allocations. No management fee will be charged at the fund-of-funds level.


The Portfolio invests primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 8 of this Prospectus.

Shares of the Portfolio are offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified plans.


This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

CLASSES OF SHARES


The Portfolio's shares are classified into Adviser Class ("ADV Class") Institutional ("Class I"), Service Class ("Class S") and Service 2 Class ("Service 2"). The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Service 2 Class shares are offered by this Prospectus.


AN OVERVIEW OF THE ASSET ALLOCATION PROCESS

ING Investments, LLC ("ING Investments") is the investment adviser of the Portfolio. ING Investments is a wholly-owned indirect subsidiary of ING Groep, N.V ("ING Groep") one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

ING Investments has identified a list of Underlying Funds managed by Directed Services Inc., ING Life Insurance and Annuity Company, and ING Investments. This list of insurance-dedicated funds forms the "universe" of Underlying Funds available to the Portfolio for investment. Only insurance-dedicated funds offered in certain insurance wrapped products are used as Underlying Funds for purposes of tax efficiency. Only insurance-dedicated funds advised by an ING affiliate are considered for inclusion in the universe of Underlying Funds available to the Portfolio.

In addition, the following criteria are considered:

- Only one Underlying Fund per sub-adviser is selected in order to ensure broad diversification;

- No equity fund can exceed 10% of the target allocation, although because of changes in daily net asset value, amounts invested can vary between rebalancing dates; and

- A maximum of 10 funds will comprise the Underlying Funds.

In selecting Underlying Funds, the Underlying Funds are reviewed for performance, portfolio manager recognition in the marketplace, and style. Particular attention was focused on either (i) the long-term track record of the Underlying Fund or portfolio manager over his or her career; (ii) the long-term excellence of the investment process in place; and (iii) rising talent in the industry as demonstrated by the management team's 3 year track records. Funds that have

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                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

exhibited high volatility in returns are excluded from consideration because of the potential impact on overriding annuity guarantees that will be used in this product.

Certain of the Underlying Funds may be sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and thus, the ING Investments may be subject to conflicts of interest in selecting and replacing underlying funds. See "Conflicts of Interest" for more information about potential conflicts.

The Portfolio's investment objective is capital appreciation through a diversified, multi-disciplined approach. Income is a secondary consideration. The Portfolio's assets are invested in the Underlying Funds on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities, fixed-income securities and money market instruments.

The Portfolio will invest new assets and reinvested dividends based on a fixed percentage allocation. The investment results of the Underlying Funds will vary. As a result, the Portfolio's allocations to the Underlying Funds will be rebalanced to their strategic target weights on at least a monthly basis. This process includes the targeting of daily cash flows, monthly threshold rebalancing and the ability to make extreme market adjustments. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds. As market prices of the Underlying Funds' portfolio securities change, the Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds.

ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio invests. ING Investments has accordingly established an Asset Allocation Committee to oversee the Portfolio's operations.

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                          DESCRIPTION OF THE PORTFOLIO
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING MARKETPRO PORTFOLIO

INVESTMENT OBJECTIVE

Capital appreciation. Income is a secondary consideration. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to fixed percentages that reflects an allocation of approximately 70% in equity securities and 30% in fixed-income securities.

The Portfolio's current target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below.


              U.S. Large-Capitalization Stocks - Value    20%
              U.S. Large-Capitalization Stocks - Growth   20%
              U.S. Large-Capitalization Stocks - Blend    10%
              U.S. Mid-Capitalization Stocks - Blend      10%
              Non-U.S./International Stocks               10%
              Fixed-Income Securities                     30%


ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK


There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.


If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page 8, "More Information on Risks" on page 12 and "Risks Associated with an Investment in the Underlying Funds" on page 12 in this Prospectus.


PERFORMANCE


Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

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                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables that follow show the estimated operating expenses you pay if you buy and hold Service 2 Class shares of the Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by the Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of the Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by the Service 2 Class shares of the Portfolio may vary from year to year.


Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the MarketPro Portfolio are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information on additional expenses that may be assessed in connection with your plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the MarketPro Portfolio.

                             SERVICE 2 CLASS SHARES
                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                              DISTRIBUTION                                    TOTAL           WAIVERS,          TOTAL NET
                MANAGEMENT      (12b-1)       SHAREHOLDER       OTHER       OPERATING      REIMBURSEMENTS       OPERATING
    PORTFOLIO      FEE           FEE(2)       SERVICE FEE    EXPENSES(3)    EXPENSES     AND RECOUPMENTS(4)     EXPENSES
-------------------------------------------------------------------------------------------------------------------------
ING MarketPro         0.00%           0.25%          0.25%          0.10%        0.60%                (0.10)%        0.50%


(1) This table shows the estimated operating expenses for the Service 2 Class of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year as the Portfolio had not had a full year of operations as of December 31, 2005.

(2) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Service 2 shares of the Portfolio, so that the actual fee paid by the Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.


(3) Pursuant to an administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."


(4) ING Investments, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC, provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
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                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

In addition to the expenses of the Portfolio discussed above, shareholders in the Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the expenses of Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:


                                                   TOTAL ANNUAL
                                                    OPERATING      FEE WAIVER BY    NET OPERATING
                UNDERLYING FUNDS                     EXPENSES         ADVISER         EXPENSES
-------------------------------------------------------------------------------------------------
ING FMR(SM) Diversified Mid Cap Portfolio                  0.65%               -             0.65%
ING JPMorgan International Equity Portfolio                1.00%               -             1.00%
ING Legg Mason Value Portfolio                             0.79%               -             0.79%
ING Marsico Growth Portfolio                               0.76%               -             0.76%
ING Mercury Large Cap Value Portfolio                      0.82%           (0.04)%           0.78%
ING Salomon Brothers Aggressive Growth Portfolio           0.81%               -             0.81%
ING T. Rowe Price Capital Appreciation Portfolio           0.65%               -             0.65%
ING Van Kampen Equity and Income Portfolio                 0.57%               -             0.57%
ING VP Intermediate Bond Portfolio                         0.49%               -             0.49%


                               NET EXPENSE RATIOS
                    (INCLUDING DIRECT AND INDIRECT EXPENSES)

The direct and indirect projected annual operating expense ratios of the Portfolio are estimated to be as follows:


                                               WAIVERS,
                                            REIMBURSEMENTS      NET OPERATING
  PORTFOLIO     TOTAL OPERATING EXPENSES    AND RECOUPMENTS       EXPENSES
-----------------------------------------------------------------------------
ING MarketPro                       1.29%             (0.10)%            1.19%


These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
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EXAMPLE


The Example is intended to help you compare the cost of investing in the Service 2 Class shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service 2 Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the Service 2 Class shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the Service 2 Class shares of the Portfolio for the one-year period and for the first year of the three-, five- and ten-year period. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment medium. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.



   PORTFOLIO       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------
ING MarketPro(1)   $  121   $   399   $   698   $  1,548



(1) The Example numbers reflect the contractual expense limit for the one-year period and the first year of the three-, five- and ten-year periods.

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                    MORE INFORMATION ON INVESTMENT STRATEGIES
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INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the MarketPro Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page 12 for an expanded discussion of the risks listed below for a particular Underlying Fund.


The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
               MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS

--------------------------------------------------------------------------------


 INVESTMENT ADVISER /
      SUB-ADVISER            UNDERLYING FUND      INVESTMENT OBJECTIVE        MAIN INVESTMENTS                 MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:      ING FMR(SM) Diversified  Long-term growth of   Invests at least 80% of       Derivatives risk, equity
Directed Services, Inc.  Mid Cap Portfolio        capital.              assets in securities of       securities risk, emerging
                                                                        companies with medium market  markets risk, foreign
SUB-ADVISER:                                                            capitalizations (defined as   investment risk, growth
Fidelity Management &                                                   those whose market            investing risk, manager
Research Company                                                        capitalization are similar    risk, market and company
                                                                        to the market capitalization  risk, market capitalization
                                                                        of companies in the Russell   risk, mid-capitalization
                                                                        Midcap(R) Index or the S&P    company risk, other
                                                                        MidCap 400 Index). May        investment companies risk,
                                                                        invest in smaller or larger   portfolio turnover risk,
                                                                        market capitalizations. May   small-capitalization company
                                                                        invest up to 25% of total     risk, securities lending
                                                                        assets in foreign             risk and value investing
                                                                        securities, including         risk.
                                                                        emerging markets, and may
                                                                        buy and sell futures
                                                                        contracts and other
                                                                        investment companies.

INVESTMENT ADVISER:      ING JPMorgan             Long-term growth of   Invests at least 65% of       Credit risk, currency risk,
ING Life Insurance and   International Portfolio  capital.              assets in the equity          debt securities risk,
Annuity Company                                                         securities of foreign         emerging markets risk,
                                                                        companies with growth         equity securities risk,
SUB-ADVISER:                                                            potential, located in         foreign investment risk,
J.P. Morgan Asset                                                       several countries other than  geographic focus risk,
Management (London)                                                     the U.S., (including those    high-yield, lower-grade debt
Ltd.                                                                    located in countries with     securities risk, interest
                                                                        emerging market economies).   rate risk and market and
                                                                        May invest in debt            company risk.
                                                                        securities issued by foreign
                                                                        and U.S. companies,
                                                                        including non-investment
                                                                        grade debt securities.

INVESTMENT ADVISER:      ING Legg Mason Partners  Long-term growth of   Invests at least 80% of       Convertible securities risk,
ING Life Insurance and   Aggressive Growth        capital.              assets in common stocks and   currency risk, depositary
Annuity Company          Portfolio                                      related securities, such as   receipts risk, emerging
                                                                        preferred stock, convertible  growth risk, emerging
SUB-ADVISER:                                                            securities and depositary     markets risk, foreign
Salomon Brothers Asset                                                  receipts, of emerging growth  investment risk, issuer
Management, Inc.                                                        companies of any market       concentration risk, market
                                                                        capitalization. Investments   and company risk,
                                                                        may include; securities       mid-capitalization company
                                                                        listed on a securities        risk, over-the-counter
                                                                        exchange or traded in the     ("OTC") investment risk and
                                                                        over-the-counter markets.     small-capitalization company
                                                                        May invest in foreign         risk.
                                                                        securities; (including
                                                                        emerging market securities);
                                                                        and may have exposure to
                                                                        foreign currencies.

INVESTMENT ADVISER:      ING Legg Mason Value     Long-term growth of   Invests primarily in equity   Call risk, convertible
Directed Services, Inc.  Portfolio                capital.              securities (including         securities risk, credit
                                                                        foreign securities). The      risk, currency risk, debt
SUB-ADVISER:                                                            securities may be listed on   securities risk,
Legg Mason Capital                                                      a securities exchange or      diversification risk, equity
Management, Inc.                                                        traded in the                 securities risk, foreign
                                                                        over-the-counter markets.     investment risk, growth
                                                                        Generally invests in          investing risk, high yield,
                                                                        companies with market         lower-grade debt securities
                                                                        capitalizations greater than  risk, interest rate risk,
                                                                        $5 billion, but may invest    investment models risk,
                                                                        in companies of any size.     manager risk, market and
                                                                        May invest in convertible     company risk, market trends
                                                                        and debt securities May       risk, mid-capitalization
                                                                        invest up to 25% of assets    company risk,
                                                                        in long-term debt             over-the-counter ("OTC")
                                                                        securities, and up to 10% of  investment risk, prepayment
                                                                        in high-yield debt            risk, small-capitalization
                                                                        securities. The Portfolio is  company risk and value
                                                                        non-diversified.              investing risk.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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 INVESTMENT ADVISER /
      SUB-ADVISER            UNDERLYING FUND      INVESTMENT OBJECTIVE        MAIN INVESTMENTS                 MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:      ING Marsico Growth       Capital               Invests primarily in equity   Derivatives risk, emerging
Directed Services, Inc.  Portfolio                appreciation.         securities selected for       markets risk, equity
                                                                        their growth potential. Will  securities risk, foreign
SUB-ADVISER:                                                            normally hold a core          investment risk, growth
Marisco Capital                                                         position of between 35 and    investing risk, investment
Management, LLC                                                         50 common stocks primarily    models risk, manager risk,
                                                                        emphasizing larger            market and company risk,
                                                                        companies. The Sub-Adviser    market capitalization risk,
                                                                        defines large companies as    market trends risk,
                                                                        companies that typically      portfolio turnover risk,
                                                                        have market capitalizations   price volatity risk, sector
                                                                        of $4 billion or more. May    risk and securities lending
                                                                        also invest in foreign        risk.
                                                                        securities (including
                                                                        emerging markets);
                                                                        derivatives; substantial
                                                                        cash holdings in the absence
                                                                        of attractive investment
                                                                        opportunities; and, from
                                                                        time to time, investment of
                                                                        more than 25% assets in
                                                                        securities of companies in
                                                                        one or more market sectors.
                                                                        Will not invest more than
                                                                        25% of assets in a
                                                                        particular industry within a
                                                                        sector.

INVESTMENT ADVISER:      ING Mercury Large Cap    Long-term growth of   Invests at least 80% in       Borrowing and leverage risk,
Directed Services, Inc.  Value Portfolio          capital.              equity securities of issuers  call risk, convertible
                                                                        of large capitalization       securities risk, debt
SUB-ADVISER:                                                            companies that the            securities risk, depositary
Mercury Advisors                                                        Sub-Adviser believes are      receipts risk, derivatives
                                                                        undervalued. Large companies  risk, equity securities
                                                                        are those included in the     risk, foreign investment
                                                                        Russell 1000(R) Value Index.  risk, liquidity risk,
                                                                        May invest up to 10% of the   manager risk, market and
                                                                        net assets in foreign         company risk, market
                                                                        issuers including ADRs. May   capitalization risk,
                                                                        invest in investment grade    over-the-counter ("OTC")
                                                                        convertible securities,       investment risk, restricted
                                                                        preferred stock, illiquid     and illiquid securities
                                                                        securities and U.S.           risk, securities lending
                                                                        government debt securities.   risk, sovereign debt risk,
                                                                        May invest in debt            U.S. government securities
                                                                        securities of any maturity.   and obligations risk and
                                                                        May invest in derivatives     value investing risk.
                                                                        for hedging purposes. May
                                                                        invest in when-issued
                                                                        securities, delayed delivery
                                                                        securities and forwards. The
                                                                        Portfolio may also lend its
                                                                        portfolio securities (up to
                                                                        33 1/3%) and invest
                                                                        uninvested cash balances in
                                                                        affiliated money market
                                                                        funds.

INVESTMENT ADVISER:      ING T. Rowe Price        Over the long term,   Invests amongst three asset   Allocation risk, call risk,
Directed Services, Inc.  Capital Appreciation     a high total          classes: equity securities,   convertible securities risk,
                         Portfolio                investment return,    debt securities, and money    credit risk, debt securities
SUB-ADVISER:                                      consistent with the   market instruments. The       risk, derivatives risk,
T. Rowe Price                                     preservation of       remaining assets may be       equity securities risk,
Associates, Inc.                                  capital and with      invested in other             foreign investment risk,
                                                  prudent investment    securities, including         high-yield, lower-grade debt
                                                  risk.                 convertibles, warrants,       securities risk, income
                                                                        preferred stock, corporate    risk, interest rate risk,
                                                                        and government debt, futures  manager risk, market and
                                                                        and options. Up to 25% of     company risk, market
                                                                        the Portfolio's net assets    capitalization risk,
                                                                        may be invested in foreign    maturity risk, securities
                                                                        equity securities. Futures    lending risk, special
                                                                        and options may be bought     situations risk, U.S.
                                                                        and sold. Debt securities     government securities and
                                                                        and convertible bonds may     obligations risk and value
                                                                        often constitute a            investing risk.
                                                                        significant portion of the
                                                                        Portfolio's investment
                                                                        portfolio. May invest up to
                                                                        15% of assets in debt
                                                                        securities rated below
                                                                        investment grade. There is
                                                                        no limit on the Portfolio's
                                                                        investment in convertible
                                                                        securities.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


 INVESTMENT ADVISER /
      SUB-ADVISER            UNDERLYING FUND      INVESTMENT OBJECTIVE        MAIN INVESTMENTS                 MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:      ING Van Kampen Equity    Total return,         Invests at least 80% of its   Allocation risk, convertible
ING Life Insurance and   and Income Portfolio     consisting of         net assets in equity and      securities risk, credit
Annuity Company                                   long-term capital     income securities. Invests    risk, debt securities risk,
                                                  appreciation and      primarily in                  derivatives risk, foreign
SUB-ADVISER:                                      current income.       income-producing equity       investment risk, interest
Van Kampen (Morgan                                                      instruments (including        rate risk, market and
Stanley Investment                                                      common stocks, preferred      company risk,
Management Inc.)                                                        stocks and convertible        mid-capitalization company
                                                                        securities) and investment    risk, portfolio turnover
                                                                        grade quality debt            risk, prepayment risk, real
                                                                        securities. Invests at least  estate investment trusts
                                                                        65% of total assets in        risk, small-capitalization
                                                                        income-producing equity       company risk and value
                                                                        securities and up to 25% in   investing risk.
                                                                        foreign securities. May
                                                                        invest up to 15% in real
                                                                        estate investment trusts
                                                                        ("REITs").

INVESTMENT ADVISER:      ING VP Intermediate      Maximize total        Invests at least 80% of its   Credit risk, debt securities
ING Investments, LLC     Bond Portfolio           return consistent     assets in a portfolio of      risk, derivatives risk,
                                                  with reasonable       bonds including corporate,    extension risk, foreign
SUB-ADVISER:                                      risk.                 government and mortgage       investment risk, interest
ING Investment                                                          bonds, which, at the time of  rate risk and prepayment
Management Co.                                                          purchase, are rated           risk.
                                                                        investment grade. May also
                                                                        invest in high-yield bonds
                                                                        ("junk bonds") but will seek
                                                                        to maintain a minimum
                                                                        average quality rating of
                                                                        investment grade. May also
                                                                        invest in preferred stocks,
                                                                        high quality money market
                                                                        instruments, municipal
                                                                        bonds, debt securities of
                                                                        foreign issuers, mortgage-
                                                                        and asset-backed securities,
                                                                        options and futures
                                                                        contracts involving
                                                                        securities, security indices
                                                                        and interest rates. May
                                                                        engage in dollar roll
                                                                        transactions and swap
                                                                        agreements.

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                            MORE INFORMATION ON RISKS
--------------------------------------------------------------------------------

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the ING Investments with respect to the Portfolio or an investment adviser or sub-adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio. Further, certain of the Underlying Funds are sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and in addition to the performance-based criteria described above, it is likely that these relationships will be a factor for ING Investments in selecting and replacing Underlying Funds.

ING Investments has informed the Board that it has developed an investment process using an investment committee to make sure that the Portfolio is managed in the best interests of the Portfolio's shareholders. Nonetheless, investors bear the risk that ING Investment's allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

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CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities may fall when as interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or it goes bankrupt.


CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.


CURRENCY RISK. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEFENSIVE INVESTING RISK. The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.


DEPOSITARY RECEIPTS RISK. Certain Underlying Funds may invest in Depositary Receipts ("ADRs"), including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in the underlying securities' prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness

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could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. While the Portfolio is classified as "diversified" under the Investment Company Act of 1940, as amended ("1940 Act"), it may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund classified as a non-diversified investment company under the 1940 Act is subject to diversification risk. This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.


EMERGING GROWTH RISK. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Portfolio's net asset value and the value of your investment.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign

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companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

GEOGRAPHIC FOCUS RISK. While the Portfolio does not concentrate in any one geographic area, an Underlying Fund may focus its investment in a geographic region. Concentrating investments in a limited number of countries may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.


GROWTH STOCK RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

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INVESTMENT MODELS RISK. The proprietary models used by certain Underlying Funds' sub-advisers to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

ISSUER CONCENTRATION RISK. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the look of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.


MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

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MID-CAPITALIZATION COMPANY RISK. Investments in securities of mid-capitalization companies entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.


MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

PREPAYMENT RISK. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities

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markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUSTS ("REITs"). Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REITs may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.


RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the portfolio manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.


SPECIAL SITUATIONS RISK. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk

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than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.


SOVEREIGN DEBT RISK. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


U.S. GOVERNMENT SECURITIES AND OBLIGATIONS RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.


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MANAGEMENT OF THE PORTFOLIO


ADVISER. ING Investments serves as the investment adviser to the Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, ING Investments managed approximately $42 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. For the Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement

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sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for the Portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.


ING Investments does not receive an advisory fee.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's annual shareholder report dated December 31, 2005.

ASSET ALLOCATION COMMITTEE. ING Investments has established an Asset Allocation Committee to oversee the Portfolio's operations. The Asset Allocation Committee of the Adviser will convene meetings on a quarterly or other periodic basis to review the Underlying Funds and determine that no event has occurred that would render an Underlying Fund in their judgment inappropriate for continued investment by the Portfolio. Such events could include, but are not limited to, the following:

- a change in sub-adviser;

- the identification of due diligence or compliance issues regarding the Underlying Funds that have not been adequately resolved;

- the inability of an Underlying Fund to accept additional investments due to capacity or other reasons; or

- the replacement of the sub-adviser of one of the Underlying Funds.

Should the Asset Allocation Committee determine that an Underlying Fund should be replaced, in selecting a replacement, the Asset Allocation Committee will consider the factors described in the section entitled "An Overview of the Asset Allocation Process."

The members of the Asset Allocation Committee are: William A. Evans,
Shaun P. Mathews, Jeffery S. Stout, Laurie M. Tillinghast and Stanley D. Vyner. No member of the Asset Allocation Committee is solely responsible for making recommendations for making portfolio purchases and sales or asset allocation recommendations. All members have been on the Asset Allocation Committee since the Portfolio's inception.


WILLIAM A. EVANS, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

SHAUN P. MATHEWS, President, ING USFS Mutual Funds and Investment Products organization and prior to that, he was chief marketing officer for ING U.S. Financial Services. Mr. Mathews joined ING in 2000. Prior to joining ING,
Mr. Mathews was with Aetna Financial Services since 1979, where he held a number of different positions.


JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.


LAURIE M. TILLINGHAST, Senior President, ING USFS Mutual Funds and Investment Products, has over 25 years experience in the investment product and financial services business. Prior to joining ING in 1995, Ms. Tillinghast was responsible for all investment product development and selection of funds for Connecticut Mutual Financial Services.


STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management.
Mr. Vyner is a non-voting member of the Committee.

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               MANAGEMENT AND OTHER SERVICE PROVIDERS (CONTINUED)
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The SAI provides additional information about the Asset Allocation Committee members' compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the Portfolio.

PORTFOLIO DISTRIBUTION

Directed Services, Inc. ("DSI" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


RULE 12b-1 DISTRIBUTION FEES. The Trust has adopted a Rule 12b-1 Distribution Plan ("12b-1 Plan") for the Service 2 Class shares of the Portfolio. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to DSI, the distributor, to pay or reimburse certain distribution-related expenses. DSI has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:


(a) printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b) expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c) holding seminars and sales meetings designed to promote Trust shares;

(d) obtaining information and providing explanations to variable contract owners or other investors regarding the Portfolio's investment objective and policies and other information about the Trust and the Portfolio including the performance of the Portfolio's Service 2 Class shares;

(e) training sales personnel regarding the Trust;

(f) compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and

(g) financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the Portfolio's Service 2 Class shares.


SERVICE FEES The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Service 2 Class shares of the Portfolio. The Agreement allows DSI, the distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Service 2 Class shares of the Portfolio. Services that may be provided under the Agreement include, among other things, providing information about the Portfolio. Under the Agreement, the Portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Service 2 Class shares.


HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's 12b-1 Plan and Agreement, the investment adviser or distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the

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               MANAGEMENT AND OTHER SERVICE PROVIDERS (CONTINUED)
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average net assets of the Portfolio held by those companies. The Portfolio's investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the variable contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's variable contracts. As of the date of this prospectus, the investment adviser has entered into such arrangements with the following insurance companies:
Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.


The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in a portfolio advised by ING Groep meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, DSI, or ING Investments are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT

The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the

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                      INFORMATION FOR INVESTORS (CONTINUED)
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accompanying variable contract prospectus or Qualified Plan documents for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE CONTRACTS AND QUALIFIED PLANS

The Portfolio is available to serve as an investment option offered through variable annuity contracts, variable life insurance policies and as an investment option to Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, certain other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and Qualified Plans, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.


NET ASSET VALUE

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by an Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment options.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

  - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

  -  Securities of an issuer that has entered into a restructuring;

  -  Securities whose trading has been halted or suspended;

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                      INFORMATION FOR INVESTORS (CONTINUED)
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  - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

  -  Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.


PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

PURCHASE AND REDEMPTION OF SHARES

The Portfolio is available to serve as an investment option through variable annuity and variable life insurance separate accounts and Qualified Plans outside the separate account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts, Qualified Plan, other investment companies or other permitted investors. The Portfolio may not be available as investment options in your variable annuity or life insurance contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.


FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding

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                      INFORMATION FOR INVESTORS (CONTINUED)
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frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIO

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

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                      INFORMATION FOR INVESTORS (CONTINUED)
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A WORD ABOUT PORTFOLIO DIVERSITY

Each Underlying Fund (with the exception of ING Legg Mason Value Portfolio) in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

TAXES AND DISTRIBUTIONS


The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Portfolio is generally not subject to federal income tax on its investment company taxable income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of the contracts should not be subject to federal tax on distribution of dividends and income from the Portfolio to the insurancy company's separate accounts.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

REPORTS TO SHAREHOLDERS


The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.

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                              FINANCIAL HIGHLIGHTS
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The following financial highlights table is intended to help you understand the Portfolio's Service 2 Class shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The financial information has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, are included in the annual shareholder report, which is available upon request.

ING MARKETPRO PORTFOLIO



                                                                       SERVICE 2 CLASS
                                                                       ---------------
                                                                         AUGUST 15,
                                                                         2005(1) TO
                                                                        DECEMBER 31,
                                                                            2005
                                                                       ---------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                             $              10.00
 Income (loss) from investment operations:
 Net investment income (loss)                                     $               0.23*
 Net realized and unrealized gain on investments                  $               0.03
 Total from investment operations                                 $               0.26
 Net asset value, end of period                                   $              10.26
 TOTAL RETURN(2)                                                  %               2.60
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $                 67
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)(5)                %               0.50
 Gross expenses prior to expense reimbursement(4)(5)              %               3.09
 Net investment income (loss) after expense reimbursement(3)(4)   %               6.15
 Portfolio turnover rate                                          %                  4



(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5) Expense ratios do not include expenses of Underlying Funds.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

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WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information dated April 28, 2006 has been filed with the SEC and is incorporated into this Prospectus by reference.


Additional information about the Portfolio's investments are available in the Portfolio's annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.


To obtain a free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's SAI or to make inquiries about the MarketPro Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.


Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

[ING LOGO]


04/28/06


                                                          SEC File No. 811-05629

                               ING INVESTORS TRUST
                          7337 E. DOUBLETREE RANCH ROAD
                            SCOTTSDALE, ARIZONA 85258
                                  800-366-0066

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 28, 2006



ING AllianceBernstein Mid Cap Growth Portfolio                  ING Lord Abbett Affiliated Portfolio (formerly, ING
                                                                Salomon Brothers Investors Portfolio)
ING Capital Guardian Small/Mid Cap Portfolio                    ING Marsico Growth Portfolio
ING Capital Guardian U.S. Equities Portfolio                    ING Marsico International Opportunities Portfolio
ING Disciplined Small Cap Value Portfolio                       ING Mercury Large Cap Growth Portfolio
ING Eagle Asset Capital Appreciation Portfolio                  ING Mercury Large Cap Value Portfolio (formerly, ING
                                                                     Mercury Focus Value Portfolio)
ING EquitiesPlus Portfolio                                      ING MFS Mid Cap Growth Portfolio
ING Evergreen Health Sciences                                   ING MFS Total Return Portfolio
ING Evergreen Omega Portfolio                                   ING MFS Utilities Portfolio
ING FMR(SM) Diversified Mid Cap Portfolio **                    ING Oppenheimer Main Street Portfolio(R)
ING FMR(SM) Earnings Growth Portfolio **                        ING PIMCO Core Bond Portfolio
ING FMR(SM) Small Cap Equity Portfolio**                        ING PIMCO High Yield Portfolio
ING Franklin Income Portfolio                                   ING Pioneer Fund Portfolio
ING Global Real Estate Portfolio                                ING Pioneer Mid Cap Value Portfolio
ING Global Resources Portfolio                                  ING T. Rowe Price Capital Appreciation Portfolio
ING Goldman Sachs Tollkeeper(SM) Portfolio*                     ING T. Rowe Price Equity Income Portfolio
ING International Portfolio                                     ING Templeton Global Growth Portfolio (formerly, ING
                                                                Capital Guardian Managed Global Portfolio)
ING Janus Contrarian Portfolio                                  ING UBS U.S. Allocation Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Equity Portfolio                         ING Van Kampen Equity Growth Portfolio
ING JPMorgan Value Opportunities Portfolio                      ING Van Kampen Global Franchise Portfolio
ING Julius Baer Foreign Portfolio                               ING Van Kampen Growth and Income Portfolio
ING Legg Mason Partners All Cap Portfolio (formerly, ING        ING Van Kampen Real Estate Portfolio
     Salomon Brothers All Cap Portfolio)
ING Legg Mason Value Portfolio                                  ING VP Index Plus International Equity Portfolio
ING Limited Maturity Bond Portfolio                             ING Wells Fargo Mid Cap Disciplined Portfolio (formerly,
                                                                     ING Jennison Equity Opportunities Portfolio)
                                                                ING Wells Fargo Small Cap Disciplined Portfolio


                              Adviser Class Shares


     This Statement of Additional Information ("SAI") pertains to the series listed above (each, a "Portfolio" and collectively, the "Portfolios") of ING Investors Trust ("Trust"). A prospectus or prospectuses (each, a "Prospectus" and collectively, the "Prospectuses") for the Portfolios, dated April 28, 2006, that provides the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios' principal underwriter, Directed Services, Inc. at the address written above. This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses dated April 28, 2006, which have been filed with the U.S. Securities and Exchange Commission ("SEC"). Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.

     The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto. The Portfolios' (except ING Disciplined Small Cap Value Portfolio, ING EquitiesPlus Portfolio, ING FMR(SM) Small Cap Equity Portfolio, ING Franklin Income Portfolio and ING Global Real Estate Portfolio) financial statements and the independent registered public accounting firm's report thereon, included in the annual shareholder report dated December 31, 2005, are

*Goldman Sachs Tollkeeper(SM) is a service mark of Goldman, Sachs & Co. **FMR(SM) is a service mark of Fidelity Management & Research Company.

incorporated herein by reference. Copies of Prospectuses and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Trust at the address or phone number written above. The Trust also offers Institutional Class, Service Class ("Class S") and Service 2 Class shares.


     Shares of the Portfolios are sold to insurance company separate accounts, so that the Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies ("Variable Contracts"). The Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and any Investment Adviser to the Portfolios as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolios. Shares of the Portfolios are currently offered to separate accounts ("Variable Accounts") of insurance companies that are subsidiaries of ING Groep N.V. For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your variable Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                TABLE OF CONTENTS


INTRODUCTION                                                                  2
HISTORY OF THE TRUST                                                          2
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES                           3
INVESTMENT RESTRICTIONS                                                      40
   FUNDAMENTAL INVESTMENT RESTRICTIONS                                       40
   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS                                   59
   NON-FUNDAMENTAL INVESTMENT POLICIES                                       68
MANAGEMENT OF THE TRUST                                                      70
ADVISERS                                                                     93
SUB-ADVISERS                                                                101
EXPENSE LIMITATION AGREEMENT                                                189
ADMINISTRATOR                                                               190
   DISTRIBUTION OF TRUST SHARES                                             191
   CODE OF ETHICS                                                           194
   DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES                       195
   PROXY VOTING PROCEDURES                                                  196
PORTFOLIO TRANSACTIONS AND BROKERAGE                                        196
   PORTFOLIO TURNOVER                                                       209
   NET ASSET VALUE                                                          210
PERFORMANCE INFORMATION                                                     212
TAXES                                                                       219
   CAPITALIZATION                                                           221
   VOTING RIGHTS                                                            222
   PURCHASE OF SHARES                                                       222
   REDEMPTION OF SHARES                                                     222
   EXCHANGES                                                                223
   CUSTODIAN                                                                223
   TRANSFER AGENT                                                           223
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                            223
   LEGAL COUNSEL                                                            223
   REGISTRATION STATEMENT                                                   223
   FINANCIAL STATEMENTS                                                     224
APPENDIX A: DESCRIPTION OF BOND RATINGS                                     A-1
APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES                          B-1

                                  INTRODUCTION

     This SAI is designed to elaborate upon information contained in the Prospectuses for the ADV Class Shares of the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of certain of the Portfolios' securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectuses and are not repeated in this SAI. Unless otherwise noted, a portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectus or this SAI that the investment advisers, Directed Services, Inc. or ING Investments, LLC ("DSI," "ING Investments" or collectively the "Advisers") or a sub-adviser ("Sub-Adviser" or "Sub-Advisers") reasonably believes is compatible with the investment objective and policies of that Portfolio. Net assets are assets in each portfolio, minus any liabilities. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses. Terms not defined herein have the meanings given to them in the Prospectuses.


                              HISTORY OF THE TRUST

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust, dated August 3, 1988, as an open-end management investment company and currently consists of 63 investment portfolios. The Trust is authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. This SAI pertains to the following Portfolios:


ING AllianceBernstein Mid Cap Growth Portfolio                  ING Lord Abbett Affiliated Portfolio ("Lord Abbett Affiliated")
("AllianceBernstein Mid Cap Growth")

ING Capital Guardian Small/Mid Cap Portfolio ("Capital          ING Marsico Growth Portfolio ("Marsico Growth")
Guardian Small/Mid Cap")

ING Capital Guardian U.S. Equities Portfolio ("Capital          ING Marsico International Opportunities Portfolio ("Marsico
Guardian U.S. Equities")                                        International Opportunities")

ING Disciplined Small Cap Value Portfolio ("Disciplined         ING MFS Mid Cap Growth Portfolio ("MFS Mid Cap Growth")
Small Cap Value")

ING Eagle Asset Capital Appreciation Portfolio ("Eagle          ING MFS Total Return Portfolio ("MFS Total Return")
Asset Capital Appreciation")

ING EquitiesPlus Portfolio ("EquitiesPlus")                     ING MFS Utilities Portfolio ("MFS Utilities")

ING Evergreen Health Sciences Portfolio ("Evergreen Health      ING Oppenheimer Main Street Portfolio(R)("Oppenheimer Main
Sciences")                                                      Street")

ING Evergreen Omega Portfolio ("Evergreen Omega")               ING PIMCO Core Bond Portfolio ("PIMCO Core Bond")

ING FMR(SM) Diversified Mid Cap Portfolio                       ING PIMCO High Yield Portfolio ("PIMCO High Yield")
("FMR(SM) Diversified Mid Cap")

ING FMR(SM) Earnings Growth Portfolio ("FMR(SM) Earnings        ING Pioneer Fund Portfolio ("Pioneer Fund")
Growth")

ING FMR(SM) Small Cap Equity Portfolio ("FMR(SM) Small Cap      ING Pioneer Mid Cap Value Portfolio ("Pioneer Mid Cap Value")
Equity")

ING Franklin Income Portfolio ("Franklin Income")               ING Princeton Large Cap Growth Portfolio ("Princeton Large Cap
                                                                Growth")

ING Global Real Estate Portfolio ("Global Real Estate")         ING Princeton Large Cap Value Portfolio ("Princeton Large Cap
                                                                Value")

ING Global Resources Portfolio ("Global Resources")             ING T. Rowe Price Capital Appreciation Portfolio ("T. Rowe
                                                                Price Capital Appreciation")

ING Goldman Sachs Tollkeper(SM) Portfolio ("Goldman Sachs       ING T. Rowe Price Equity Income Portfolio ("T. Rowe Price
Tollkeper(SM)")                                                 Equity Income")

ING International Portfolio ("International")                   ING Templeton Global Growth Portfolio ("Templeton Global Growth")

ING Janus Contrarian Portfolio ("Janus Contrarian")             ING UBS U.S. Allocation Portfolio ("UBS U.S. Allocation")

ING JPMorgan Emerging Markets Equity Portfolio ("JPMorgan       ING Van Kampen Equity Growth Portfolio ("Van Kampen Equity
Emerging Markets Equity")                                       Growth")

ING JPMorgan Small Cap Equity Portfolio ("JPMorgan Small        ING Van Kampen Global Franchise Portfolio ("Van Kampen Global
Cap Equity")                                                    Franchise")

ING JPMorgan Value Opportunities Portfolio ("JPMorgan Value     ING Van Kampen Growth and Income Portfolio ("Van Kampen Growth
Opportunities")                                                 and Income")

ING Julius Baer Foreign Portfolio ("Julius Baer Foreign")       ING Van Kampen Real Estate Portfolio ("Van Kampen Real Estate")

ING Legg Mason Partners All Cap Portfolio ("Legg Mason          ING VP Index Plus International Equity Portfolio ("VP Index
Partners All Cap")                                              Plus International Equity")

ING Legg Mason Value Portfolio "(Legg Mason Value")             ING Wells Fargo Mid Cap Disciplined Portfolio ("Wells Fargo
                                                                Mid Cap Disciplined")

ING Limited Maturity Bond Portfolio ("Limited Maturity          ING Wells Fargo Small Cap Disciplined Portfolio ("Wells Fargo
Bond")                                                          Small Cap Disciplined")

ING Liquid Assets Portfolio ("Liquid Assets")



     ING Liquid Assets and ING Stock Index Portfolios do not offer ADV Class shares. Shares of ING American Funds Growth Portfolio, ING American Funds International Portfolio, ING American Funds Growth-Income Portfolio, ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Aggressive Growth Portfolio, ING MarketStyle Moderate Portfolio, ING MarketStyle Moderate Growth Portfolio, ING MarketStyle Growth Portfolio and ING MarketPro Portfolio are not offered through this SAI.


     The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies, and restrictions.


     Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

     Evergreen Health Sciences, Global Resources, Legg Mason Partners All Cap, Legg Mason Value, Janus Contrarian, MFS Utilities, Van Kampen Global Franchise and Van Kampen Real Estate Portfolios are classified as "non-diversified" portfolios as such term is defined under the Investment Company Act of 1940 ("1940 Act"). Each of the Trust's other Portfolios are classified as "diversified" funds within the meaning of that term under the 1940 Act. The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer. When compared with a diversified portfolio, a non-diversified portfolio may invest a greater portion of its assets in a particular issuer, and, therefore, has greater exposure to the risk of poor earnings or losses by an issuer.


               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

FIXED-INCOME INVESTMENTS
U.S. GOVERNMENT SECURITIES

     U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing

Administration debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

     Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Portfolio will invest in securities of such agencies or instrumentalities only when the Adviser or Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

     Certain Portfolios may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

MUNICIPAL SECURITIES

     International, Limited Maturity Bond, PIMCO Core Bond and PIMCO High Yield may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issue at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS

     International may invest in tax-exempt industrial development bonds and pollution control bonds, which are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

MUNICIPAL LEASE OBLIGATIONS

     International may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. International may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

     International will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Adviser or Sub-Adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Adviser or Sub-Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES

     Goldman Sachs Tollkeeper(SM), Marsico Growth, Marsico International Opportunities, PIMCO Core Bond, and PIMCO High Yield may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs").

     PIMCO Core Bond and PIMCO High Yield may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.


     The custodial receipts and trust certificates in which Goldman Sachs Tollkeeper(SM), PIMCO Core Bond, and PIMCO High Yield may invest may be underwritten by securities dealers or banks representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities, municipal securities or other types of securities in which the Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Each Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.


     Although under the terms of a custodial receipt a Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if a Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

     Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

CORPORATE DEBT SECURITIES

     Certain Portfolios may invest in corporate debt securities, as stated in the Portfolios' investment objectives and policies in the Prospectuses or in this SAI. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Some Portfolios may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor's Rating Corporation ("Standard & Poor's" or "S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by S&P or Moody's, of equivalent quality as determined by the Sub-Adviser. Limited Maturity Bond Portfolio may invest in debt securities that are rated Baa3 or better by Moody's or BBB- or better by S&P, if not rated by S&P or Moody's, of equivalent quality as determined by the Sub-Adviser.

     The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There is also a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

     New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Portfolio will not accrue any income on these securities prior to delivery. The Portfolio will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or liquid assets equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

     Moody's or Standard and Poor's do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Sub-Adviser.

HIGH YIELD BONDS

     "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa3 by Moody's or BBB- by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

     Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

     High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. There are also special tax considerations associated with investing in high yield securities structured as zero-coupon or pay-in-kind securities.

     The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

     There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.

PARTICIPATION ON CREDITORS COMMITTEES

     PIMCO High Yield may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject the Portfolio to expenses such as legal fees and may make the Portfolio an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Portfolio's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Portfolio will participate on such committees only when the Sub-Adviser believes that such participation is necessary or desirable to enforce the Portfolio's rights as a creditor or to protect the value of securities held by the Portfolio.

BRADY BONDS

     "Brady Bonds" are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

     Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation's reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Portfolio might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Portfolio.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

Certain Portfolios may invest in (1) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations ("S&Ls"). Some Portfolios may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and some Portfolios also may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See "Foreign Securities" discussion in this SAI for further information regarding risks attending investment in foreign securities.

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. A Portfolio will not invest in fixed-time deposits
(1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Portfolio, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

     Certain of the Portfolios invest only in bank and S&L obligations as specified in that Portfolio's investment policies. Other Portfolios will not invest in obligations issued by a commercial bank or S&L unless:


               (i) the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard and Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Sub-Adviser, similar creditworthiness to institutions having outstanding securities so rated;

               (ii) in the case of a U.S. bank or S&L, its deposits are insured by the FDIC or the Savings Association Insurance Fund ("SAIF"), as the case may be; and

               (iii) in the case of a foreign bank, the security is, in the determination of the Sub-Adviser, of an investment quality comparable with other debt securities that may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.


SAVINGS ASSOCIATION OBLIGATIONS

     International may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

COMMERCIAL PAPER

     Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     All of the Portfolios may invest in commercial paper (including variable rate master demand notes and extendable commercial notes ("ECN")), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for a Portfolio, it may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's; (ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated A or better by Moody's or Standard & Poor's; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.

     Variable rate master demand notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Sub-Adviser will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Sub-Adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Portfolio may invest in them only if the Sub-Adviser believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered by the Portfolio to have a maturity of one day, unless the Sub-Adviser has reason to believe that the borrower could not make immediate repayment upon demand. See the Appendix for a description of Moody's and Standard & Poor's ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the 1933 Act as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.

MORTGAGE-BACKED SECURITIES

     The Portfolios may invest only in those mortgage-backed securities that meet their credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property. See, "U.S. Government Securities."

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

COMMERCIAL MORTGAGE-BACKED SECURITIES

     Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-or-asset backed securities.

STRIPPED MORTGAGE-BACKED SECURITIES

     Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs")

     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

FOREIGN-RELATED MORTGAGE SECURITIES


     Certain Portfolios (including International, FRM(SM) Diversified Mid Cap, FMR(SM) Earnings Growth, Janus Contrarian, JPMorgan Small Cap Equity, Julius Baer Foreign, Legg Mason Partners All Cap, Lord Abbett Affiliated, Marsico Growth, Marsico International Opportunities, PIMCO Core Bond, PIMCO High Yield,
T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, UBS U.S. Allocation) may invest in foreign-related mortgage securities. Foreign-related mortgage securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.


AGENCY MORTGAGE SECURITIES

     The Portfolios may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

GNMA CERTIFICATES

     Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

     Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

     FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers which include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES

Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

     These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

SUBORDINATED MORTGAGE SECURITIES

     Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which certain Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

     The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

     In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

     Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

     Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

     A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

     A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Portfolio by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolio would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

     A Sub-Adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Sub-Adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Portfolio seeks opportunities to acquire subordinated residential mortgage securities where, in the view of the Sub-Adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Sub-Adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

     Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

     A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

     The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

     Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service's duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

     The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

ASSET-BACKED SECURITIES

     Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates. In the case of privately-issued mortgage-related and asset-backed securities, the Portfolios take the position that such instruments do not represent interests in any particular industry or group of industries.

     Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

     Asset-backed securities include Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities also include Aircraft Lease Receivables ("ALRs"). ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

     Asset-backed securities can also include collateralized putable notes ("CPNs"). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPN are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

COLLATERALIZED DEBT OBLIGATIONS

     PIMCO Core Bond and PIMCO High Yield may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

     For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

LOAN PARTICIPATIONS

     PIMCO Core Bond, PIMCO High Yield, and UBS U.S. Allocation may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios may participate in such syndications, or can buy part of a loan, becoming a part lender. The participation interests in which the Portfolios intend to invest may not be rated by any nationally recognized rating service.

     When purchasing loan participations, the Portfolios assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of a loan or other indebtedness a Portfolio has direct recourse against a borrower, the Portfolio may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower. In the event that an agent bank or financial intermediary becomes insolvent, the Portfolio might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower's obligation or that the collateral can be liquidated. If a Portfolio invests in loan participations with poor credit quality, the Portfolio bears a substantial risk of losing the entire amount invested. Investments in loans through a direct assignment of a financial institution's interests with respect to the loan may involve additional risks to the Portfolios. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. The valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio's daily share price.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

     PIMCO Core Bond and PIMCO High Yield may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees ("Board"), in an amount sufficient to meet such commitments. PIMCO Core Bond and PIMCO High Yield may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. A Portfolio will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolio's limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Portfolio's investment restriction relating to the lending of funds or assets.

ZERO-COUPON AND PAY-IN-KIND BONDS

     Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

     The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other Portfolio securities to satisfy a Portfolio's distribution obligations.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

     Certain Portfolios may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investments."

INFLATION-INDEXED BONDS

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

EVENT-LINKED BONDS

     "Event-linked bonds" are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also expose the Portfolio to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

GUARANTEED INVESTMENT CONTRACTS

     Certain Portfolios, including International, may invest in guaranteed investment contracts ("GICs") are issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit portfolio of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio. In addition, because a

Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

CREDIT-LINKED NOTES

     Certain Portfolios, including International, may invest in credit-linked notes ("CLNs" or "CLN") which are generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased for any Portfolio in accordance to the Portfolio's investment objective. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Portfolio cannot assure that it can implement a successful strategy regarding this type of investments.

TRUST-PREFERRED SECURITIES

     Trust-preferred securities, also known as trust-issued securities, are securities that have the characteristics of both debt and equity instruments and are treated by the Portfolio as debt investment. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust's common securities, which represents three percent of the trust's assets. The remaining 97% of the trust's assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities. These dividends are generally paid on a quarterly basis and are higher than the dividends offered by the financial institution's common stock. Additionally, the holders of the trust-preferred securities are senior to the common stockholders in the event the financial institution is liquidated. The primary benefit for the financial institution in using this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

     In certain instances, the structure involves more than more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

     In identifying the risks associated with trust-preferred securities, the Adviser or Sub-Adviser will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than issuing the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Portfolio.

EQUITY INVESTMENTS




COMMON STOCK AND OTHER EQUITY SECURITIES

     Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Portfolio the right to vote on measures affecting the company's organization and operations.

     Certain of the Portfolios may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for a Portfolio, the Sub-Adviser will generally invest the Portfolio's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

PREFERRED STOCK

     Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

CONVERTIBLE SECURITIES

     A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

     Certain Portfolios, including Oppenheimer Main Street, may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Portfolio will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

WARRANTS

     Certain Portfolios, including JPMorgan Small Cap Equity, may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause a Portfolio to suffer losses that it would not otherwise sustain.

     Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

EURODOLLAR CONVERTIBLE SECURITIES

     Certain Portfolios may invest in Eurodollar convertible securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolios may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

DERIVATIVES

     Certain Portfolios may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

The Portfolio's transactions in derivative instruments may include:

- the purchase and writing of options on securities (including index options) and options on foreign currencies;

- the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed income securities; and

- entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

     The success of transactions in derivative instruments depends on the Sub-Adviser's judgment as to their potential risks and rewards. Use of these instruments exposes a Portfolio to additional investment risks and transaction costs. If the Sub-Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Portfolio's return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. A Portfolio could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

     Certain Portfolios may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the Sub-Adviser's judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with a Portfolio's investments, the use of derivatives could result in a loss to the Portfolio and may, in turn, increase the Portfolio's volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


GENERAL DESCRIPTION OF FUTURES CONTRACTS

     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where a Portfolio has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Where a Portfolio has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

INTEREST RATE FUTURES CONTRACTS

     An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

     A Portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy a Portfolio might employ, a Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable a Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which a Portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

     A Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by a Portfolio would be substantially offset by the ability of a Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.

OPTIONS ON FUTURES CONTRACTS

     A futures option gives a Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by a Portfolio.

     A Portfolio may use options on futures contracts in connection with hedging strategies. Julius Baer Foreign may invest up to 25% of its total net assets in futures, options, and swaps for hedging and non-hedging purposes. Generally these strategies would be employed under the same market conditions in which a Portfolio would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities Indexes."

STOCK INDEX FUTURES CONTRACTS


     A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500(R) Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.


     To the extent that changes in the value of a Portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to a Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

(1) when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

     (a)  forego possible price appreciation,

     (b) create a situation in which the securities would be difficult to repurchase, or

     (c)  create substantial brokerage commissions;

(2) when a liquidation of a Portfolio has commenced or is contemplated, but there is, in a Sub-Adviser's determination, a substantial risk of a major price decline before liquidation can be completed; or

(3) to close out stock index futures purchase transactions.

     Where a Portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

(1) if a Portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Sub-Adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in a Portfolio, or

(2) to close out stock index futures sales transactions.

     Each investing Portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, with the exception of Julius Baer Foreign, which may invest in futures contracts and futures options for both hedging and non-hedging purposes. For example, a

Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Portfolio's securities or the price of the securities, which a Portfolio intends to purchase. A Portfolio's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this SAI for a discussion of other strategies involving futures and futures options.

     If a purchase or sale of a futures contract is made by a Portfolio, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Portfolio expects to earn interest income on its initial margin deposits.

     A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day a Portfolio pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by a Portfolio but is settlement between a Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

     A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by a Portfolio.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, a Portfolio realizes a capital gain, or if it is more, a Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Portfolio realizes a capital gain, or if it is less, a Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

INVESTMENT IN GOLD AND OTHER PRECIOUS METALS

     Some Portfolios may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Code, each Portfolio (with the exception of Global Resources) intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of a Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income. AIM Mid Cap Growth and Julius Baer Foreign may invest up to 5% of its assets in gold and other precious metals.

     Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value). Any metals purchased by a Portfolio will be delivered to and stored with a qualified custodian bank. Precious metals investments do not generate interest or dividend income.

     Metal investments are considered speculative and are affected by various worldwide economic, financial, and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada, and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

GOLD FUTURES CONTRACTS

     A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. When a Portfolio purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when a Portfolio sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. A Portfolio may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. A Portfolio will not engage in these contracts for speculation or for achieving leverage. A Portfolio's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

LIMITATIONS

     When purchasing a futures contract, a Portfolio must maintain with its custodian cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a Portfolio similarly will maintain with its custodian cash and/or liquid securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by a Portfolio. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.

     When writing a call option on a futures contract, a Portfolio will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

     Julius Baer Foreign is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA and, therefore, who is not subject to the registration or regulation as a commodity pool operator under the CEA.

     In addition, the UBS U.S. Allocation, FMR(SM) Diversified Mid Cap, and FMR(SM) Earnings Growth will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of a Portfolio's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, a Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by a Portfolio would exceed 5% of a Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.




OPTIONS ON SECURITIES AND SECURITIES INDEXES




PURCHASING OPTIONS ON SECURITIES

     An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Portfolio would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, a Portfolio would continue to receive interest income on such security.

     A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities a Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

     A Portfolio may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities ("LEAPs") and Buy Write Option Unitary Derivatives ("BOUNDs"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' capital appreciation up to a fixed dollar amount.

RISKS OF OPTIONS TRANSACTIONS

     The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, a Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. If a Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

     Since option premiums paid or received by a Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying securities.

WRITING COVERED CALL AND SECURED PUT OPTIONS

     In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

     In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

     Except the UBS U.S. Allocation Portfolio, FMR(SM) Diversified Mid Cap, and FMR(SM) Earnings Growth, a Portfolio may write a call or put option only if the option is "covered" or "secured" by a Portfolio holding a position in the underlying securities. This means that so long as a Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, a Portfolio may maintain, in a segregated account with the Trust's custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if a Portfolio maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. A Portfolio may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.

OPTIONS ON SECURITIES INDEXES

     A Portfolio may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, a Portfolio is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or a Portfolio must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable a Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of a Portfolio's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

OVER-THE-COUNTER OPTIONS

     Certain Portfolios may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by a Portfolio may be considered an Illiquid Security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

     The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of a Portfolio's assets (the "SEC illiquidity ceiling"). Except as provided below, each Portfolio intends to write over-the-counter options only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while a Portfolio relies on the party from whom it purchases an OTC Option to perform if a Portfolio exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, a Portfolio will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

GENERAL

     The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Portfolio is recorded as an asset of a Portfolio and subsequently adjusted. The premium received for an option written by a Portfolio is included in a Portfolio's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     A Portfolio may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates. A Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS

     There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While a Portfolio's transactions in futures may protect a Portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude a Portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in a Portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle so that a Portfolio's return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and a Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

     Most Portfolios will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists. Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. A Portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

     The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

SWAPS

     Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

     The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether a Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on a Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

     The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     For purposes of applying a Portfolio's investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by a Portfolio at market value. In the case of a credit default swap sold by a Portfolio (I.E., where a Portfolio is selling credit default protection), however, a Portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

CREDIT DEFAULT SWAPS

     Limited Maturity Bond, PIMCO Core Bond, and PIMCO High Yield Portfolios may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would be subject to investment exposure on the notional amount of the swap.

     The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case a Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to a Portfolio in the event of a default.

VARIABLE AND FLOATING RATE SECURITIES

     Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi- annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

     Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

LEASE OBLIGATION BONDS

     Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Portfolio's limit on illiquid securities.

STRUCTURED SECURITIES

     Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

INDEXED SECURITIES

     Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

     Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

HYBRID INSTRUMENTS

     Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

     Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

     The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

     Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

     Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

     Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet a Portfolio's needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which a Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

     The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Portfolio. Accordingly, each Portfolio, except for Janus Contrarian, Legg Mason Value, Marsico Growth, and Marsico International Opportunities, will limit its investments in Hybrid Instruments to 10% of its total assets. However, because of their volatility, it is possible that a Portfolio's investment in Hybrid Instruments will account for more than 10% of a Portfolio's return (positive or negative).

DOLLAR ROLL TRANSACTIONS

     Certain Portfolios seeking a high level of current income may enter into dollar rolls or "covered rolls" in which a Portfolio sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, a Portfolio forgoes principal and interest paid on the securities sold at the beginning of the roll period. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, a Portfolio may or may not take delivery of the securities a Portfolio has contracted to purchase.

     A Portfolio's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by a Portfolio. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to a Portfolio.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

     All Portfolios may purchase securities on a when-issued, delayed delivery or forward commitment basis if a Portfolio holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if a Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Portfolio's other assets. Although a Portfolio could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, a Portfolio may dispose of a when-issued or delayed delivery security prior to settlement if a Sub-Adviser deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon such sales.




FOREIGN INVESTMENTS




FOREIGN SECURITIES

     Certain Portfolios may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other securities representing interests in securities of foreign companies (collectively, "Depositary Receipts") that are described below. Some Portfolios may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this SAI for further description of these securities.

     Each Portfolio (except the JPMorgan Emerging Markets Equity, Global Resources, Janus Contrarian, Legg Mason Value, Marsico Growth, and Marsico International Opportunities) may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country. PIMCO Core Bond and PIMCO High Yield may not have more than 10% of its total assets invested in securities of issuers located in emerging market companies. In addition, Global Resources may invest up to 35% of its net assets in securities of issuers located in South Africa. A Portfolio's investments in U.S. issuers are not subject to the foreign country diversification guidelines.

     Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

     Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each of these Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

     There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

     Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio's investment.

     Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Portfolio's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

EQUITY AND DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS

     Certain Portfolios, including Evergreen Omega and International, authorized to invest in securities of foreign issuers may invest assets in equity and debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

DEPOSITARY RECEIPTS

     ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

     EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

FOREIGN CURRENCY TRANSACTIONS

     Since certain Portfolios that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolios may enter into foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

FORWARD CURRENCY CONTRACTS

     Certain Portfolios may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

     A Portfolio will engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. A Portfolio might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

     A Portfolio may enter into forward foreign currency contracts in two circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Portfolio may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

     Second, when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency.

     None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency, unless the Portfolio covers the excess with sufficient segregated assets. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver.

     If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a forward currency position, and in such an event, a Portfolio might not be able to effect a closing purchase transaction at any particular time. In addition, a Portfolio entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

OPTIONS ON FOREIGN CURRENCIES

     A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. A Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

     A Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency that the Portfolio anticipates acquiring, during the period the Portfolio holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received.

     In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

     A Portfolio uses foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Portfolios to reduce foreign currency risk using such options.

     As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge up to the amount of the premium received. A Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

CURRENCY MANAGEMENT

     A Portfolio's flexibility to participate in higher yielding debt markets outside of the United States may allow the Portfolios to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When a Portfolio invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Portfolio's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying a Portfolio's investments should help increase the net asset value of the Portfolio. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which a Portfolio's securities are denominated will generally lower the net asset value of the Portfolio. The Sub-Adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to a Portfolio.

EXCHANGE RATE-RELATED SECURITIES

     Certain of the Portfolios may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. A Portfolio will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

     Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

SOVEREIGN DEBT

     Certain Portfolios may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Portfolios may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities. PIMCO Core Bond may invest in such securities rated B, subject to a maximum of 10% in securities rated Ba and B.

     Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors.

     Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which a Portfolio may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high yield bonds) and subject to many of the same risks as such securities. A Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

     The issuers of the government debt securities in which a Portfolio may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, a Portfolio may have few or no effective legal remedies for collecting on such debt.

OTHER INVESTMENT PRACTICES AND RISKS




REPURCHASE AGREEMENTS

     All Portfolios may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

     The Sub-Adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio. The Sub-Adviser, in accordance with procedures established by the Board, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.

     A Portfolio may engage in repurchase transactions in accordance with guidelines approved by the Board of the Trust, which include monitoring the creditworthiness of the parties with which a Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

     A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio's limitation of 15% of the net assets of the Portfolio on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, a Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. A Portfolio also might incur disposition costs in connection with liquidating the securities.

REVERSE REPURCHASE AGREEMENTS

     A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. A Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. A Portfolio typically will segregate assets determined to be liquid by the Sub-Adviser to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements for which assets are not segregated are described above and may be considered to be borrowings by the seller; accordingly, a Portfolio will limit its investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Portfolio. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by a Portfolio creates leverage, which increases a Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. The Goldman Sachs Tollkeeper(SM), Van Kampen Real Estate, and Van Kampen Global Franchise Portfolios may not invest in reverse repurchase agreements.

OTHER INVESTMENT COMPANIES

     An investment company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies' fees and expenses.

     T. Rowe Price Equity Income and T. Rowe Price Capital Appreciation may, however, invest in shares of the T. Rowe Price Reserve Investment and Government Reserve Investment Funds; Janus Contrarian, may invest in shares of Janus' Money Market Funds, each pursuant to the receipt of an SEC exemptive order. Other Portfolios may invest in shares issued by other investment companies to the extent permitted by the 1940 Act. International Portfolio may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies.


EXCHANGE-TRADED FUNDS ("ETFs")


     An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at net asset value. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying indices. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them in the secondary market, the Portfolio may receive the underlying securities which it would then have to sell in order to obtain cash. Additionally, when a Portfolio invests in ETFs, shareholders of the Portfolio bear their proportionate share of the underlying ETF's fees and expenses.

STANDARD & POOR'S DEPOSITARY RECEIPTS


     Each of the Eagle Asset Capital Appreciation, FMR(SM) Diversified Mid Cap, FMR(SM) Earnings Growth, Goldman Sachs Tollkeeper(SM), Janus Contrarian, Legg Mason Value, Marsico Growth, Marsico International Opportunities, Stock Index,
T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and Wells Fargo Mid Cap Disciplined may, consistent with its investment policies, purchase Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange ("AMEX") that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500(R). The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500(R).


iSHARES MSCI INDEX SHARES

     The AIM Mid Cap Growth, FMR(SM) Diversified Mid Cap, FMR(SM) Earnings Growth, Goldman Sachs Tollkeeper(SM), International, Janus Contrarian, JPMorgan Emerging Markets Equity, Legg Mason Value, Marsico Growth, Marsico International Opportunities, and Wells Fargo Mid Cap Disciplined may also invest in iShares MSCI Index Shares ("iShares") (formerly known as World Equity Benchmark Shares ("WEBS")). WEBS were a form of exchange-traded fund traded on the AMEX. They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indexes. Each country index series invests in an optimized portfolio of common stocks based on that country's Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Portfolio's shares could also be substantially and adversely affected. If such disruptions were to occur, the Portfolio could be required to reconsider the use of iShares as part of its investment strategy. (See "Exchange Traded Funds").

HOLDING COMPANY DEPOSITARY RECEIPTS ("HOLDRs")

     HOLDRs are trust-issued receipts that represent a Portfolio's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Portfolio's investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

INITIAL PUBLIC OFFERINGS ("IPOs")


     Marsico International Opportunities may, consistent with its investment policies, invest in IPOs. IPOs occur when a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

     The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Funds' adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolios' shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

     The effect of an IPO investment can have a magnified impact on the Portfolios' performance when the Funds' asset bases are small. Consequently, IPOs may constitute a significant portion of the Portfolios' returns particularly when the Funds are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolios' assets as it increases in size and, therefore, have a more limited effect on the Portfolios' performance.

     There can be no assurance that IPOs will continue to be available for the Portfolios to purchase. The number or quality of IPOs available for purchase by the Portfolios may vary, decrease or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.


SHORT SALES

     A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in market price. A Portfolio may make short sales to offset a potential decline in a long position or a group of long positions, or if the Sub-Adviser believes that a decline in the price of a particular security or group of securities is likely. Evergreen Omega, Goldman Sachs Tollkeeper(SM), Van Kampen Real Estate, and Van Kampen Global Franchise Portfolios may not engage in short sales.

     The Portfolio's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. A Portfolio is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

SHORT SALES AGAINST THE BOX

     A short sale "against the box" is a short sale where, at the time of the short sale, the Portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. A Portfolio would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Portfolio. Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectus.

ILLIQUID SECURITIES

     Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when a Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolios to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between a Portfolio's decision to dispose of these securities and the time when a Portfolio is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Trust's Board.

RESTRICTED SECURITIES

     Each Portfolio may also purchase securities that are not registered under the Securities Act of 1933 ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). The Trust's Board, based upon information and recommendations provided by the Sub-Adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. The Board has adopted guidelines and has delegated to the Sub-Adviser the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, has retained sufficient oversight and is ultimately responsible for the determinations. This investment practice could have the effect of decreasing the level of liquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment Portfolio. Subject to the limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Portfolios may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Portfolios' inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to "QIBs." Nonetheless, a small market exists for trading 144A securities. The Portfolio may not be able to sell these securities when the Sub-Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

BORROWING

     Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Portfolio's shares. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to a Portfolio's borrowing limitations to the extent that a Portfolio establishes and maintains liquid assets in a segregated account with the Trust's custodian (or earmark liquid assets on its records) equal to the Portfolio's obligations under the when-issued or delayed delivery arrangement.

LENDING PORTFOLIO SECURITIES

     For the purpose of realizing additional income, certain Portfolios such as, Janus Contrarian, Limited Maturity Bond and PIMCO High Yield may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which the this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Portfolio's investment program. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on five-business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the Sub-Adviser, the consideration to be earned from such loans would justify the risk.

REAL ESTATE INVESTMENT TRUSTS ("REITs")

     REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

RISKS ASSOCIATED WITH THE REAL ESTATE INDUSTRY

     Although a Portfolio that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment in the Portfolio may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

     -    possible declines in the value of real estate;

     -    adverse general or local economic conditions;

     -    possible lack of availability of mortgage funds;

     -    overbuilding;

     -    extended vacancies of properties;

     -    increases in competition, property taxes and operating expenses;

     -    changes in zoning or applicable tax law;

     - costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

     -    casualty or condemnation losses;

     -    uninsured damages from floods, earthquakes or other natural disasters;

     -    limitations on and variations in rents; and

     -   unfavorable changes in interest rates.

     In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

HARD ASSET SECURITIES

     The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

SMALL COMPANIES

     Certain of the Portfolios may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

     Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Portfolio to dispose of such securities may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Sub-Adviser would otherwise have sold the security. It is possible that the Sub-Adviser or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Portfolio which it manages.

UNSEASONED COMPANIES

     Certain Portfolios, including the Capital Guardian Small/Mid Cap, Capital Guardian U.S. Equities, FMR(SM) Diversified Mid Cap, FMR(SM) Earnings Growth, Goldman Sachs Tollkeeper(SM), Janus Contrarian, Legg Mason Value, Marsico Growth, Marsico International Opportunities, PIMCO Core Bond, PIMCO High Yield, Templeton Global Growth, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and Wells Fargo Mid Cap Disciplined, may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

STRATEGIC TRANSACTIONS

     Subject to the investment limitations and restrictions for each of the Portfolios as stated elsewhere in this SAI, certain of the Portfolios may, but are not required to, utilize various investment strategies as described herein to hedge various market risks, to manage the effective maturity or duration of fixed income securities, or to seek potentially higher returns Utilizing these investment strategies, the Portfolio may purchase and sell, to the extent not otherwise limited or restricted for such Portfolios, exchange-listed and over-the-counter put and call on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

     Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolios resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its Portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Sub-Adviser's ability to predict, which cannot be assured, pertinent market movements. The Portfolio will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Portfolio management purposes.




SPECIAL SITUATIONS

     A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.




INTERNET AND INTERNET-RELATED COMPANIES

     Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development. As a result,

Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies. Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, Competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses. Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.




RISK CONSIDERATIONS REGARDING THE INTERNET INDUSTRY

     Investors should carefully consider the risks of companies in the Internet industry and related industries when making an investment decision. The value of the Fund's shares will fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which initial public offerings occurred between 1999 and 2001 recently have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of firm and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company's business, results of operations and financial condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company's business, results of operations and financial condition.




TEMPORARY DEFENSIVE INVESTMENTS

     For temporary and defensive purposes, each Portfolio may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. Each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. PIMCO Core Bond and PIMCO High Yield may hold an unlimited amount of such investments consistent with its objectives. Under normal circumstances, each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

     Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this Statement of Information will apply at the time of investment. A Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.


                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

     The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio's outstanding voting securities of that Portfolio, defined by the 1940 Act as the lesser of: (1) 67% or more of that Portfolio's voting securities present at a shareholders' meeting if the holders of more than 50% of that Portfolio's outstanding voting securities are present or by proxy, or (2) more than 50% of that Portfolio's outstanding voting securities. The investment objectives and all other investment policies or practices of Evergreen Health Sciences, Evergreen Omega, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Goldman Sachs Tollkeeper(SM), JPMorgan Small Cap Equity, JPMorgan Value Opportunities, Julius Baer Foreign, Legg Mason Value, Marsico International Opportunities, MFS Utilities, PIMCO High Yield, Pioneer Fund, and Pioneer Mid Cap Value are considered by the Trust to be non-fundamental and accordingly may be changed without shareholder approval. All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from a Portfolio.

FOR ALLIANCEBERNSTEIN MID CAP GROWTH:


     The Portfolio may not:

          1. Issue any class of securities which is senior to the Portfolio shares of beneficial interest, except that the Portfolio may borrow money to the extent contemplated by Restriction 3 below;

          2. Purchase securities on margin (but a Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose);

          3. Borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

          4. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

          5. As to 75% of the Portfolio total assets, purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) more than 5% of the Portfolio total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Portfolio total assets (taken at current value) would be invested in a single industry;

          6. Invest in securities of any issuer if any officer or Trustee of the Trust or any officer or director of the Sub-Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer; and

          7. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans.

FOR CAPITAL GUARDIAN SMALL/MID CAP, EAGLE ASSET CAPITAL APPRECIATION, GLOBAL RESOURCES, LIMITED MATURITY BOND, T. ROWE PRICE CAPITAL APPRECIATION, T. ROWE PRICE EQUITY INCOME, TEMPLETON GLOBAL GROWTH, VAN KAMPEN REAL ESTATE, VAN KAMPEN GROWTH AND INCOME, AND WELLS FARGO MID CAP DISCIPLINED:

      A Portfolio may not:

          1. Invest in a security if, with respect to 75% of its total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, except that this restriction does not apply to Van Kampen Real Estate or Global Resources;

          2. Invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, except that restriction does not apply to Van Kampen Real Estate or Global Resources;

          3. Invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply: (a) to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto), (b) with respect to Liquid Assets, to securities or obligations issued by U.S. banks, (c) with respect to Templeton Global Growth, to securities issued or guaranteed by foreign governments or any political subdivisions thereof, authorities, agencies, or instrumentalities (or repurchase agreements with respect thereto); and (d) to the Van Kampen Real

               Estate, which will normally invest more than 25% of its total assets in securities of issuers in the real estate industry and related industries, or to the Global Resources, which will normally invest more than 25% of its total assets in the group of industries engaged in hard assets activities, provided that such concentration for these two Portfolios is permitted under tax law requirements for regulated investment companies that are investment vehicles for variable contracts;

          4. Purchase or sell real estate, except that a Portfolio may invest in securities secured by real estate or real estate interests or issued by companies in the real estate industry or which invest in real estate or real estate interests;

          5. Purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities), except a Portfolio engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction, and except that Global Resources may, consistent with its investment objective and subject to the restrictions described in the Prospectus and in the SAI, purchase securities on margin;

          6. Lend any funds or other assets, except that a Portfolio may, consistent with its investment objective and policies:

               a. invest in debt obligations, even though the purchase of such obligations may be deemed to be the making of loans;

               b.   enter into repurchase agreements; and

               c. lend its portfolio securities in accordance with applicable guidelines established by the SEC and any guidelines established by the Board;

          7. Issue senior securities, except insofar as a Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with that Portfolio's borrowing policies, and except, for purposes of this investment restriction, collateral or escrow arrangements with respect to the making of short sales, purchase or sale of futures contracts or related options, purchase or sale of forward currency contracts, writing of stock options, and collateral arrangements with respect to margin or other deposits respecting futures contracts, related options, and forward currency contracts are not deemed to be an issuance of a senior security;

          8. Act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, a Portfolio may be deemed to be an underwriter under the federal securities laws;

          9. With respect to the T. Rowe Price Equity Income, T. Rowe Price Capital Appreciation, Limited Maturity Bond, Global Resources, Van Kampen Real Estate, make short sales of securities, except short sales against the box, and except that this restriction shall not apply to the Global Resources, which may engage in short sales within the limitations described in the SAI;

          10. Borrow money or pledge, mortgage, or hypothecate its assets, except that a Portfolio may: (a) borrow from banks, but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and (b) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward currency contracts as described in the Prospectus and in the SAI. (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a "when-issued" or delayed delivery basis and collateral arrangements with respect to initial or variation margin and other deposits for futures contracts, options on futures contracts, and forward currency contracts will not be deemed to be pledges of a Portfolio's assets);


          11. With respect to the T, Rowe Price Equity Income, T. Rowe Price Capital Appreciation, Limited Maturity Bond, Global Resources, Van Kampen Real Estate, invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Sub-Adviser are illiquid if, as a result of such investment, more than 10% of the total assets of the Portfolio, or, for the Capital Guardian Small/Mid Cap, Eagle Asset Capital Appreciation, Templeton Global Growth, Van Kampen Growth and Income, and Wells Fargo Mid Cap Disciplined, more than 15% of the total assets of the Portfolio (taken at market value at the time of such investment), would be invested in such securities;

          12. Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts), except:

               a. any Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and on options on such futures contracts;


               b. the T. Rowe Price Equity Income may engage in futures contracts on gold; and


               c. this restriction shall not apply to Templeton Global Growth and Global Resources.


          13. With respect to all Portfolios except the Templeton Global Growth, invest in puts, calls, straddles, spreads, or any combination thereof, provided that this restriction does not apply to puts that are a feature of variable or floating rate securities or to puts that are a feature of other corporate debt securities, and except that any Portfolio may engage in transactions in options, futures contracts, and options on futures.


FOR CAPITAL GUARDIAN U.S. EQUITIES:

     The Portfolio may not:

          1. Issue senior securities, except to the extent that the borrowing of money in accordance with restrictions (3) may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.);

          2. Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U. S. Government securities and obligations of domestic branches of U.S. banks and savings and loan associations. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry;

          3. Purchase the securities of any issuer if the purchase would cause more than 5% of the value of the portfolio's total assets to be invested in the securities of any one issuer (excluding U. S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the portfolio, except that up to 25% of the value of each portfolio's total assets may be invested without regard to these restrictions;

          4. Borrow money, except that the portfolio may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the portfolio's total assets (including amounts borrowed) less liabilities (other than borrowings) and
               (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions;

          5. Underwrite securities of other issuers except insofar as the Portfolio may be considered an underwriter under the 1933 Act in selling portfolio securities;

          6. Purchase or sell real estate, except that the Portfolio may invest in securities issued by companies which invest in real estate or interests therein and may invest in mortgages and mortgage-backed securities; and

          7. Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and may purchase and sell futures contracts on foreign currencies and options on such futures contracts.


FOR ING DISCIPLINED SMALL CAP VALUE:

     As a matter of fundamental policy, the Portfolio may not:

          1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

          2. Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

          3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

          4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

          5. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

          6. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

          7. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

          8. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

          9. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.

FOR EQUITIESPLUS:


     The Portfolio may not:

     1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

     2. Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

     3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

     4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

     5. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

     6. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
          (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

     7. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

     8. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

FOR EVERGREEN HEALTH SCIENCES:

The Portfolio may not:


     1. Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Portfolio to: (i) enter into commitments to purchase securities in accordance with a Portfolio's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;


     2. Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     3. Act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

     4. Purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or
          (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

     5. Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     6. Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

     7. Make any investment that is inconsistent with its classification as a non-diversified investment company as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and


     8. "Concentrate" its investments in a particular industry, except that the Portfolio may invest more than 25% of its assets in securities issued by companies principally engaged in the healthcare industry, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii), (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

FOR EVERGREEN OMEGA:


The Portfolio may not:

     1. Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Portfolio to: (i) enter into commitments to purchase securities in accordance with a Portfolio's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

     2. Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     3. Act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

     4. Purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

     5. Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     6. Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

     7. Shall be a "diversified company" as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

     8. "Concentrate" its investments in a particular industry except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii), (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.


     In addition, for the Evergreen Health Sciences and Evergreen Omega Portfolios, if a Portfolio's holdings of illiquid securities exceeds 15% because of changes in the value of a Portfolio's investments, a Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Portfolio. Otherwise, a Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.


FOR FMR(SM) DIVERSIFIED MID CAP, FMR(SM) EARNINGS GROWTH, JANUS CONTRARIAN, LEGG MASON VALUE, AND UBS U.S. ALLOCATION:

A Portfolio may not:


     1. With respect to 75% of each Portfolio's total assets (50% of the Janus Contrarian's total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;


     2. Issue senior securities, except as permitted under the Investment Company Act of 1940;

     3. Borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

     4. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

     5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

     6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

     8. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.




FOR FMR(SM) SMALL CAP EQUITY:

A Portfolio may not:


     1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

     2. Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

     3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

     4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

     5. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

     6. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
          (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

     7. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

     8. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.


FOR ING FRANKLIN INCOME PORTFOLIO:

As a matter of fundamental policy, the Portfolio may not:


1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2. Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

6. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.

FOR ING GLOBAL REAL ESTATE PORTFOLIO

As a matter of fundamental policy, the Portfolio may not:


1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio and (c) the Portfolio will invest more than 25% of its total assets in the real estate industry;

2. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

3. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

4. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

5. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

6. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.


     ING Global Real Estate Portfolio is a non-diversified fund. The Portfolio is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

     ING Global Real Estate Portfolio will only purchase fixed income securities that are rated investment grade, i.e., rated at least BBB by S&P or Baa by Moody's, or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the Sub-Adviser. Money market securities, certificates of deposit, banker's acceptance and commercial paper purchased by the Portfolio must be rated in one of the two top rating categories by an NRSRO or, if not rated, determined to be of comparable quality by the Portfolio's Sub-Adviser.

     ING Global Real Estate Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.

FOR GOLDMAN SACHS TOLLKEEPER(SM), INTERNATIONAL, JPMORGAN SMALL CAP EQUITY, JULIUS BAER FOREIGN, MERCURY LARGE CAP GROWTH, MERCURY LARGE CAP VALUE, VAN KAMPEN GLOBAL FRANCHISE AND VAN KAMPEN EQUITY GROWTH:

     A Portfolio may not:

          1. With respect to 75% of each Portfolio's total assets (50% of the Van Kampen Global Franchise and JPMorgan Small Cap Equity total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

          2. Issue senior securities, except as permitted under the Investment Company Act of 1940;

          3. Borrow money, except that (a) the Portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), and (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. In addition, the Goldman Sachs Tollkeeper(SM), Van Kampen Global Franchise, and Van Kampen Equity Growth may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, purchase securities on margin to the extent permitted by applicable law, and engage in transactions in mortgage dollar rolls which are accounted for as financings;

          4. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

          5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

          6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

          7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

          8. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

FOR JPMORGAN EMERGING MARKETS EQUITY:

     The Portfolio may not:

          1. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

          2. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan;

          3. (a) Borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions for a Portfolio that uses such investment techniques and then not in excess of one-third of the value of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings (excluding any fully collateralized reverse repurchase agreements and dollar roll transactions the Portfolio may enter into), and no additional investments may be made while any such borrowings are in excess of 10% of total assets;

          4. Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions;

          5. Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude a Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities);

          6. Buy or sell real estate or commodities or commodity contracts; however, the Portfolio, to the extent not otherwise prohibited in the Prospectus or this SAI, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this SAI;

          7. Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Prospectus or this SAI, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets;

          8. Invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

          9. Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit a Portfolio from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions; and

          10. Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, more than 5% of a Portfolio's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.




FOR JPMORGAN VALUE OPPORTUNITIES, MARSICO INTERNATIONAL OPPORTUNITIES, MFS UTILITIES, PIONEER FUND, AND PIONEER MID CAP VALUE:

The Portfolio may not:


     1. With respect to 75% of the Portfolio's (except MFS Utilities) total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies), if as a result (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

     2. Concentrate its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to a Portfolio's investments in:
          (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collaterized by securities issued by the U.S. Government, its agencies or instrumentalities), except for MFS Utilities which may concentrate its investment in companies in the utilities sector;

     3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder;


     4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

     5. Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by a Portfolio for its portfolio, a Portfolio may be deemed to be an underwriter under applicable law;


     6. Purchase or sell real estate, except that a Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;


     7.   Issue any senior security (as defined in the 1940 Act), except that
          (i) a Portfolio may enter into commitments to purchase securities in accordance with a Portfolio's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) a Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; or

     8. Purchase physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).




FOR LORD ABBETT AFFILIATED:

The Portfolio may not:

1. Purchase any securities of another issuer (other than the United States of America) if upon said purchase more than 5% of its net assets would consist of securities of such issuer, or purchase more than 15% of any class of securities of such issuer;

2. Borrow money, except (i) in order to meet redemption requests or (ii) as a temporary measure for extraordinary or emergency purposes and, in the case of both (i) and (ii), only from banks and only in an aggregate amount not to exceed 5% of its total assets taken at cost or value, whichever is less, or mortgage or pledge any of its assets and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

3. Lend its funds or other assets to any other person other than through the purchase of liquid debt securities pursuant to the Portfolio's investment policies, except that (a) the Portfolio may lend its portfolio securities in an amount up to 33 1/3% of its total assets, provided that the borrower may not be affiliated, directly or indirectly, with the Portfolio and (b) the Portfolio may enter into repurchase agreements in an amount up to an aggregate of 25% of its total assets;

4. Invest in the securities of issuers which have been in operation for less than three years if such purchase at the time thereof would cause more than 5% of the net assets of the Portfolio to be so invested;

5. Purchase any securities on margin (except that the Portfolio may make deposits in connection with transactions in options on securities), make any so-called "short" sales of securities or participate in any joint or joint and several trading accounts;

6.   Act as underwriter of securities of other issuers;

7. Purchase the securities of another investment company or investment trust except in the open market where no profit to a sponsor or dealer, other than the customary broker's commission, results from such purchase (but the aggregate of such investments shall not be in excess of 10% of the net assets of the Portfolio), or except when such purchase is part of a plan of merger or consolidation;

8. Buy securities from, or sell securities to, any of its officers, directors, employees, investment adviser or distributor, as principals;

9. Purchase or retain any securities of an issuer if one or more persons affiliated with the Portfolio owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer and such affiliated persons so owning 1/2 of 1% together own beneficially more than 5% of such securities;

10. Purchase real estate (not including investments in securities issued by real estate investment trusts) or commodities or commodity contracts, provided that the Portfolio may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency transactions and buy, sell and write options on currencies;

11.  Issue senior securities except as may be permitted by the 1940 Act.

FOR MARSICO GROWTH:

The Portfolio may not:

1. Purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, although it may invest in companies that engage in such businesses to the extent otherwise permitted by the Portfolio investment policies and restrictions and by applicable law, except as required in connection with otherwise permissible options, futures and commodity activities as described elsewhere this Statement;

2. Purchase or sell real estate, although it may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

3. Make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities and except as required in connection with permissible options, futures, short selling and leverage activities as described elsewhere in the Prospectus and this Statement (the short sale restriction is non-fundamental);

4. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

5. Mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

6. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

7. Borrow money, except from banks for temporary or emergency purposes or in connection with otherwise permissible leverage activities, and then only in an amount not in excess of 5% of the Portfolio total assets (in any case as determined at the lesser of acquisition cost or current market value and excluding collateralized reverse repurchase agreements);

8. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

9. Invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

10. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions;

11. Own, directly or indirectly, more than 25% of the voting securities of any one issuer or affiliated person of the issuer; and


12. Purchase the securities of other investment companies, except as permitted by the 1940 Act or as part of a merger, consolidation, acquisition of assets or similar reorganization transaction.


FOR MFS TOTAL RETURN, MFS MID CAP GROWTH, OPPENHEIMER MAIN STREET AND PIMCO CORE
BOND:

A Portfolio may not:


1. With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of a Portfolio's total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer; provided that this restriction shall not apply to MFS Mid Cap Growth;

2. Invest more than 25% of the value of the Portfolio's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

3. Borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings), except PIMCO Core Bond may also borrow to enhance income;

4. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

5. Purchase or sell any commodity contract, except that each Portfolio may purchase and sell futures contracts based on debt securities, indexes of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indexes, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.) The MFS Mid Cap Growth, Oppenheimer Main Street and MFS Total Return reserve the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities. The MFS Mid Cap Growth, Oppenheimer Main Street and MFS Total Return will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts (except for options, futures contracts, options on futures contracts and forward contracts);

6. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

7. Purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in the real estate industry and participation interests in pools of real estate mortgage loans, and it may liquidate real estate acquired as a result of default on a mortgage; and

8. Issue any class of securities which is senior to a Portfolio shares of beneficial interest except as permitted under the Investment Company Act of 1940 or by order of the SEC.


FOR PIMCO HIGH YIELD:

The Portfolio may not:

1. With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of value of the Portfolio's total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer;

2. Issue senior securities, except as permitted under the Investment Company Act of 1940;

3. Invest more than 25% of the value of the Portfolio's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

4. Borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings);

5. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of the debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

6. Purchase or sell any commodity contract, except that the Portfolio may purchase and sell futures based on debt securities, indexes of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indexes, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.);

7. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

8. Purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in real estate industry and participation interests.


FOR LEGG MASON PARTNERS ALL CAP PORTFOLIO:


The Portfolio may not:

1. Hold more than 25% of the value of its total assets in the securities of any single company or in the securities of companies in any one industry. As to 50% of the value of its total assets, the Portfolio's investment in any one security, other than United States Government obligations, will not exceed 5% of the value of its total assets and as to this 50%, the Portfolio will not invest in more than 15% of the outstanding voting securities of any one issuer;

2. Borrow money or pledge or mortgage its assets, except as described under "Description of Securities and Investment Techniques" and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

3. Underwrite securities, except in instances where the Portfolio has acquired portfolio securities which it may not be free to sell publicly without registration under the 1933 Act ("restricted securities"); in such registrations, the Portfolio may technically be deemed an "underwriter" for purposes of the 1933 Act. No more than 10% of the value of Portfolio's total assets may be invested in illiquid securities;

4. Make loans other than through (a) the lending of its portfolio securities in accordance with the procedures described under "Description of Securities and Investment Techniques -- Lending of Portfolio Securities" in this SAI, or (b) entering into repurchase agreements in an amount up to an aggregate of 25% of its total assets, but this restriction shall not prevent the Portfolio from buying a portion of an issue of bonds, debentures or other obligations which are liquid, or from investing up to an aggregate of 10% (including investments in other types of illiquid securities) of the value of its total assets in portions of issues of bonds, debentures or other obligations of a type privately placed with financial institutions and which are illiquid;

5. Invest more than 10% of the value of the Portfolio's total assets in securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, and equity securities which are not readily marketable;

6. Invest in companies for the purpose of exercising control or management. (The Portfolio may on occasion be considered part of a control group of a portfolio company by reason of the size or manner of its investment, in which event the securities of such portfolio company held by the Portfolio may not be publicly saleable unless registered under the Securities Act of 1933 or pursuant to an available exemption thereunder.);

7. Purchase securities on margin (except for such short-term credits as are necessary for the clearance of transactions and except that the Portfolio may make deposits in connection with transactions in options on securities) or make short sales of securities (except for sales "against the box", i.e., when a security identical to one owned by the Portfolio, or which the Portfolio has the right to acquire without payment of additional consideration, is borrowed and sold short);

8. Purchase or sell real estate, interests in real estate, interests in real estate investment trusts, or commodities or commodity contracts; however, the Portfolio (a) may purchase interests in real estate investment trusts or companies which invest in or own real estate if the securities of such trusts or companies are registered under the Securities Act of 1933 and are readily marketable and (b) may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency contracts and buy, sell and write options on currencies;

9. Purchase more than 3% of the stock of another investment company, or purchase stock of other investment companies equal to more than 5% of the Portfolio's net assets in the case of any one other investment company and 10% of such net assets in the case of all other investment companies in the aggregate. Any such purchase will be made only in the open market where no profit to a sponsor or dealer results from the purchase, except for the customary broker's commission. This restriction shall not apply to investment company securities received or acquired by the Portfolio pursuant to a merger or plan of reorganization. (The return on such investments will be reduced by the operating expenses, including investment advisory and administrative fees of such investment Portfolios and will be further reduced by the Portfolio's expenses, including management fees; that is, there will be a layering of certain fees and expenses.);

10. Purchase or hold securities of an issuer if one or more persons affiliated with the Portfolio or with Smith Barney Asset Management owns beneficially more than 1/2 of 1% of the securities of that issuer and such persons owning more than 1/2 of 1% of such securities together own beneficially more than 5% of the securities of such issuer;

11. Buy portfolio securities from, or sell portfolio securities to, any of the Portfolio's officers, directors or employees of its investment adviser or distributor, or any of their officers or directors, as principals;

12. Purchase or sell warrants; however, the Portfolio may invest in debt or other securities which have warrants attached (not to exceed 10% of the value of the Portfolio's total assets). Covered options with respect to no more than 10% in value of the Portfolio's total assets will be outstanding at any one time;


13. Invest in interest in oil, gas or other mineral exploration or development programs, or


14.  Issue senior securities except as may be permitted by the 1940 Act.




FOR VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO




As a matter of fundamental policy, the Portfolio:

1.   Shall be a "diversified company" as that term is defined in the 1940 Act.

2. May not "concentrate" its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to the Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by securities issued by the U.S. government, its agencies or instrumentalities).

3. May not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder.

4. May not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making loans.

5. May not act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Portfolio for its portfolio, the Portfolio may be deemed to be an underwriter under the applicable law.

6. May not purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

7.   May not issue any senior security (as defined in the 1940 Act), except that
     (i) the Portfolio may enter into commitments to purchase securities in accordance with the Portfolio's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) the Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) the Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and

8. May not purchase physical commodities or contracts relating to physical commodities.

FOR WELLS FARGO SMALL CAP DISCIPLINED:

The Portfolio may not:

1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S.

     government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2. Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

6. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

     For all Portfolios, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by a Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).




NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.




FOR CAPITAL GUARDIAN SMALL/MID CAP, AND VAN KAMPEN GROWTH AND INCOME:

A Portfolio may not:


1.   Make short sales of securities, except short sales against the box.


2. Invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Sub-Adviser are illiquid if, as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.




FOR ALLIANCEBERNSTEIN MID CAP GROWTH:

The Portfolio may not:


1. Invest in warrants (other than warrants acquired by the Portfolio as a part of a unit or attached to securities at the time of purchase) if, as a result, such investment (valued at the lower of cost or market value) would exceed 5% of the value of the Portfolio net assets, provided that not more than 2% of the Portfolio net assets may be invested in warrants not listed on the New York or American Stock Exchanges;

2. Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions;

3. Purchase securities restricted as to resale if, as a result, (i) more than 10% of the Portfolio total assets would be invested in such securities, or
     (ii) more than 5% of the Portfolio total assets (excluding any securities eligible for resale under Rule 144A under the Securities Act of 1933) would be invested in such securities;

4. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio net assets (taken at current value) would then be invested in the aggregate in securities described in (a), (b), and
     (c) above;

5. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation, or other acquisition;

6.   Invest in real estate limited partnerships;

7. Purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) less than three years old;

8. Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.);

9.   Make investments for the purpose of exercising control or management;

10. Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the common stocks of companies that invest in or sponsor such programs;

11.  Acquire more than 10% of the voting securities of any issuer;

12. Invest more than 15%, in the aggregate, of its total assets in the securities of issuers which, together with any predecessors, have a record of less than three years continuous operation and securities restricted as to resale (including any securities eligible for resale under Rule 144A under the Securities Act of 1933); or

13. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, if, as a result, the aggregate amount of premiums paid or received by the Portfolio in respect of any such transactions then outstanding would exceed 5% of its total assets.


FOR CAPITAL GUARDIAN U.S. EQUITIES:

The Portfolio may not:


1. Lend money to other persons, except by the purchase of obligations in which the Portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money;

2. Lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities;

3. Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable;

4. Sell securities short or purchase securities on margin, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin;

5. Write or purchase options on securities, financial indices or currencies, except to the extent the Portfolio is specifically authorized to engage in hedging and other strategic transactions;

6.   Purchase securities for the purpose of exercising control or management;

7. Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio's total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the Portfolio's total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization;


     For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in Section 2(a) (32) of the 1940 Act, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies; and

8. Pledge, hypothecate, mortgage or transfer (except as provided in restriction (4)) as security for indebtedness any securities held by the Portfolio, except in an amount of not more than 33 1/3% of the value of the Portfolio's total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

     If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction.




FOR EAGLE ASSET CAPITAL APPRECIATION:

A Portfolio may not:


     Make short sales of securities, except short sales against the box.

FOR FMR(SM) DIVERSIFIED MID CAP, JANUS CONTRARIAN, LEGG MASON VALUE, AND UBS U.S. ALLOCATION:

1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3).

4. The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio's net assets) to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)


     With respect to Limitation (4), if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio's assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

     For purposes of normally investing at least 80% of the FMR(SM) Diversified Mid Cap's assets in securities of companies of medium market capitalizations, the Sub-Adviser intends to measure the capitalization range of the S&P MidCap 400 Index no less frequently than once a month.




FOR FMR(SM) EARNINGS GROWTH:

1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation);

4. The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. For purposes of the Portfolio's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity;

5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments); and

6. The Portfolio does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the Portfolio.




FOR GOLDMAN SACHS TOLLKEEPER(SM):

The Portfolio may not:


1.   Invest for the purpose of exercising control or management;

2.   Sell property or securities short, except short sales against the box; and

3. Invest in securities that are illiquid, or in repurchase agreements maturing in more than seven days, if as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.


     Unless otherwise indicated, all percentage limitations listed above apply to the Portfolio only at the time into which a transaction is entered. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Portfolio's net assets will not be considered a violation. For purposes of fundamental restriction (iii) and non-fundamental restriction (v) as set forth above, an option on a foreign currency shall not be considered a commodity or commodity contract.

     For purposes of non-fundamental restriction (2), a short sale "against the box" shall not be considered a short position.




FOR INTERNATIONAL, AND JULIUS BAER FOREIGN, JPMORGAN SMALL CAP EQUITY, MARSICO GROWTH, MERCURY LARGE CAP GROWTH, MERCURY LARGE CAP VALUE, VAN KAMPEN EQUITY GROWTH, VAN KAMPEN GLOBAL FRANCHISE:


1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3), and only to the extent that the value of the Portfolio's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings; with respect to International, Julius Baer Foreign, JPMorgan Small Cap Equity, Van Kampen Equity Growth, and Van Kampen Global Franchise.

4. The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio's net assets) to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.); and

6. The Portfolio may purchase or write options on securities only if (i) aggregate premiums on call options purchased by the Portfolio do not exceed 5% of its assets, (ii) aggregate premiums on put options purchased by a Portfolio do not exceed 5% of its net assets, (iii) not more than 25% of the Portfolio's net assets would be hedged, and (iv) not more than 25% of the Portfolio's net assets are used as cover for options written by the Portfolio.


     With respect to non-fundamental investment restriction 4, if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio's assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.




FOR JPMORGAN EMERGING MARKETS EQUITY:

The Portfolio may not:

1. Invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by a Portfolio;

2. Invest in any issuer for purposes of exercising control or management of the issuer;

3. Except as described in the Prospectus and this SAI, acquire or dispose of put, call, straddle or spread options subject to the following conditions:

          a.   such options are written by other persons, and

          b. the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Portfolio's total assets;

4. Except as described in the Prospectus and this SAI, engage in short sales of securities; and

5. Purchase more than 10% of the outstanding voting securities of any one issuer.

     If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

FOR JPMORGAN VALUE OPPORTUNITIES:

The Portfolio may not:

1. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

2. Purchase any securities subject to legal or contractual restrictions on the resale thereof, or purchase securities which are not readily marketable, or enter into repurchase agreements not terminable within seven business days, if such purchase or entering into a repurchase agreement would cause more than 10% of the value of its total assets to be invested in such securities and such repurchase agreements;

3. Invest its assets in securities of other open-end investment companies, except as permitted under the 1940 Act or any order pursuant thereto; or

4. Pledge, mortgage or hypothecate its assets except, to secure borrowings permitted by subparagraph (1) above, it may pledge securities having a value at the time of pledge not exceeding 15% of the cost of its total assets.

FOR LIMITED MATURITY BOND:


1. Non-government securities must be rated Baa3 or better by Moody's or BBB or better by S&P or, if not rated, determined to be of comparable quality;

2. Money market securities must be rated in the two highest categories by Moody's or S&P or, if not rated, determined to be of comparable quality;

3. The Portfolio will not invest more than 10% of total assets in foreign government securities;

4. The Portfolio will not have more than 25% of net assets invested in securities of issuers located in any one emerging market;

5. Borrowing may not exceed 10% of the value of the total assets and 25% for temporary purposes (excluding (i) reverse repurchase agreements, (ii) options, futures, options on futures and forward currency contracts, and
     (iii) borrowing from banks, but only immediately after each borrowing and continuing thereafter there is asset coverage of 300%);

6. Illiquid securities may not exceed 10% of net assets ( including repurchase agreements and fixed-time deposits subject to withdrawing penalties maturing in more than 7 days); or

7. The Portfolio will not invest in obligations issued by a commercial bank or S&L, unless the bank or S&L meets the requirements set forth in this SAI.

FOR LORD ABBETT AFFILIATED:

The Portfolio may not:


1. Invest in warrants (other than warrants acquired by Lord Abbett Affiliated as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of Lord Abbett Affiliated's net assets or if, as a result, more than 2% of Lord Abbett Affiliated's net assets would be invested in warrants that are not listed on AMEX or NYSE;

2. Invest in oil, gas and other mineral leases, provided, however, that this shall not prohibit Lord Abbett Affiliated from purchasing publicly traded securities of companies engaging in whole or in part in such activities; or

3. Purchase or sell real property (including limited partnership interests) except to the extent described in Lord Abbett Affiliated's fundamental investment restriction number 10.

4. Invest more than 10% of the value of its total assets in illiquid securities.


FOR MARSICO GROWTH:

The Portfolio may not invest, in the aggregate, more than 15% of its net assets in illiquid securities.

FOR MARSICO INTERNATIONAL OPPORTUNITIES:

The Portfolio may not:

1. The Portfolio will not enter into any futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

2. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration thereof, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

3. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

4. The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

5. The Portfolio does not currently intend to purchase any securities or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule, and Section 4(2) commercial paper. Accordingly, such securities may not be subject to the foregoing limitation. In addition, a foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not subject to this limitation.

6. The Portfolio may not invest in companies for the purpose of exercising control of management.


FOR MFS MID CAP GROWTH, MFS TOTAL RETURN AND OPPENHEIMER MAIN STREET:


A Portfolio may not:


1. Invest more than 15% (except 10% with respect to the Oppenheimer Main Street,) of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements;

3. Make investments for the purpose of gaining control of a company's management.


FOR MFS UTILITIES:

The Portfolio may not:

1. Invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (E.G., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 15% of the Portfolio's net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Portfolio's limitation on investment in illiquid securities. Securities that are not registered under the Securities Act of 1933 but are determined to be liquid by the Board (or its delegee) will not be subject to this 15% limitation.

     Except for MFS Utilities' investment restriction no. 1 and the Portfolio's non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Portfolio's non-fundamental policy on illiquid investments, the Portfolio will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.




FOR PIMCO CORE BOND:

The Portfolio may not:

1. Invest more than 15% of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements; and


3. Make investments for the purpose of gaining control of a company's management.

     Unless otherwise indicated, all limitations applicable to Portfolio investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio's investment portfolio, resulting from market fluctuations or other changes in a Portfolio's total assets will not require a Portfolio to dispose of an investment until the sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the sub-adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.




FOR TEMPLETON GLOBAL GROWTH:

The Portfolio may not:

1. Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or futures contracts on currencies), except that the Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and in options on such futures contracts.

FOR VAN KAMPEN REAL ESTATE:

The Portfolio may not:

1. Make investments for the purpose of exercising control or management although the Portfolio retains the right to vote securities held by it and except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

2. Purchase securities on margin but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with forward contracts, futures contracts, foreign currency futures contracts or related options is not considered the purchase of a security on margin.

3. Invest in the securities issued by other investment companies as part of a merger, reorganization or other acquisition, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

4. Invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation.

5. Invest in securities of any company if any officer or trustee/director of the Portfolio or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees/directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

6. Invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Portfolio may acquire securities of public companies which themselves are engaged in such activities.

7. Invest more than 5% of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.


8. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets, taken at current value, would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Board or the Adviser under Board approved guidelines, may determine are liquid nor does it apply to resale, a liquid market exists. Also excluded from this limitation on restricted securities are securities purchased by the Portfolio of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
     (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.


NON-FUNDAMENTAL INVESTMENT POLICIES

The Board have also adopted the following non-fundamental investment policies for each of the following Portfolios, which may be changed upon 60 days' prior notice to shareholders:

     ALLIANCEBERNSTEIN MID CAP GROWTH

     Under normal circumstances, the Portfolio will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes.

     CAPITAL GUARDIAN SMALL/MID CAP

     The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies.

     CAPITAL GUARDIAN U.S. EQUITIES


     The Sub-Adviser seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of issuers located in the United States.


     EVERGREEN HEALTH SCIENCES

     The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to normally invest at least 80% of its assets in the equity securities of healthcare companies which develop, produce or distribute products or services related to the healthcare or medical industries. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

     FMR(SM) DIVERSIFIED MID CAP

     The Sub-Adviser normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations.

     FMR(SM) SMALL CAP EQUITY

     The Sub-Adviser normally invest at least 80% of the Portfolio's assets in common stocks of companies with small market capitalizations

     GLOBAL RESOURCES

     The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities.

     GOLDMAN SACHS TOLLKEEPER(SM)

     The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of investment) in equity investments in "Tollkeeper" companies, which are high-quality technology media, or service companies that adopt or use technology to improve cost structure, revenue opportunities and/or competitive advantage.


     JPMORGAN EMERGING MARKETS EQUITY


     The Portfolio normally invests at least 80% of the value of its net assets in securities of emerging markets.

     JPMORGAN SMALL CAP EQUITY

     Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies.

     JULIUS BAER FOREIGN

     The Portfolio normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States.

     LIMITED MATURITY BOND

     The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities.

     MERCURY LARGE CAP GROWTH

     The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies.

     MFS MID CAP GROWTH

     The Portfolio normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Sub-Adviser believes have above-average growth potential.

     MFS UTILITIES

     The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry.

     PIMCO CORE BOND

     The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities.

     PIMCO HIGH YIELD

     The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's, Standard & Poor's Rating Service, or Fitch, or if unrated, determined by its Sub-Adviser to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

     PIONEER MID CAP VALUE

     The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap Value Index.

     VAN KAMPEN EQUITY GROWTH

     Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus any borrowings for investment purposes).

     VAN KAMPEN REAL ESTATE

     The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").

     WELLS FARGO MID CAP DISCIPLINED

     The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies.

     WELLS FARGO SMALL CAP DISCIPLINED

     The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of equity securities of companies with small market capitalizations. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

     The Board has also adopted the following non-fundamental investment policies for each of the following Portfolios. The Board may change these policies without providing 60 days' prior notice to shareholders.

     EAGLE ASSET CAPITAL APPRECIATION

     The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price.

     INTERNATIONAL

     Under normal conditions, the Portfolio invests at least 80% of its net assets and borrowings for investment purposes in equity securities of issuers located in countries outside of the United States.

     JANUS CONTRARIAN

     The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities selected for their potential for long-term growth of capital.

     T. ROWE PRICE EQUITY INCOME

     The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

                             MANAGEMENT OF THE TRUST


     The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees ("Board") according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each Portfolio and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. As of April 28, 2006, the Trustees are John V. Boyer, Patricia W. Chadwick, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Thomas J. McInerney, Jock Patton, Sheryl K. Pressler, David W.C. Putnam, John G. Turner, Roger B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are James M. Hennessy, Stanley D. Vyner, Michael J. Roland, Joseph M. O'Donnell, Mary Bea Wilkinson, Robert S. Naka, Mary
A. Gaston, Huey P. Falgout, Jr., Theresa K. Kelety, Kimberly A. Anderson, Lauren
D. Bensinger, Robyn L. Ichilov, Todd Modic, Robin R. Nesbitt, Susan P. Kinens, Kimberly K. Palmer and Maria M. Anderson.


     Set forth in the table below is information about each Trustee of the Trust.

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                                 ING FUND
                                                                                                 COMPLEX
                                 POSITION(S)  TERM OF OFFICE                                   OVERSEEN BY
                                 HELD WITH     AND LENGTH OF     PRINCIPAL OCCUPATION(S) -     TRUSTEE (2)      OTHER DIRECTORSHIPS
     NAME, ADDRESS AND AGE       THE TRUST    TIME SERVED (1)     DURING THE PAST 5 YEARS          (3)            HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

JOHN V. BOYER (4)               Trustee      January 2005 -    President and Chief                 181        None
7337 East Doubletree Ranch Rd.               Present           Executive Officer, Franklin
Scottsdale, Arizona 85258                                      and Eleanor Roosevelt
Age: 52                                                        Institute (March 2006 -
                                                               Present). Formerly, Executive
                                                               Director, The Mark Twain House
                                                               & Museum (5) (September 1989
                                                               - November 2005)

PATRICIA W. CHADWICK(5)         Trustee      January 2006 -    Consultant and President of         181        None
7337 East Doubletree Ranch Rd.               Present           self-owned company, Ravengate
Scottsdale, Arizona 85258                                      Partners LLC (January 2000 -
Age: 57                                                        Present)

J. MICHAEL EARLEY               Trustee      January 1997 -    President and Chief Executive       181        None
7337 East Doubletree Ranch Rd.               Present           Officer, Bankers Trust
Scottsdale, Arizona 85258                                      Company, N.A. ( June 1992 -
Age: 60                                                        Present).

R. BARBARA GITENSTEIN           Trustee      January 1997 -    President, College of New           181        None
7337 East Doubletree Ranch Rd.               Present           Jersey (January 1999 -
Scottsdale, Arizona 85258                                      Present).
Age: 58

PATRICK W. KENNY (4)            Trustee      January 2005 -    President and Chief Executive       181        Assured Guaranty Ltd.
7337 East Doubletree Ranch Rd.               Present           Officer, International                         (November 2003  -
Scottsdale, Arizona 85258                                      Insurance Society (June 2001 -                 Present).
Age: 63                                                        Present); and Executive
                                                               Vice-President, Frontier
                                                               Insurance Group, Inc.
                                                               (September 1998-March 2001).

WALTER H. MAY                   Trustee      February 2002 -   Retired.                            181        BestPrep (September
7337 East Doubletree Ranch Rd.               Present                                                          1991 - Present).
Scottsdale, Arizona 85258
Age: 69

JOCK PATTON                     Chairman     February 2002 -   Private Investor (June 1997         181        JDA Software Group,
7337 East Doubletree Ranch Rd.  and Trustee  Present           - Present).  Formerly,                         Inc. (January 1999 -
Scottsdale, Arizona 85258                                      Director and Chief                             Present); and Swift
Age: 60                                                        Executive Officer, Rainbow                     Transportation Co.
                                                               Multimedia Group, Inc.                         (March 2004 -
                                                               (January 1999 - December                       Present).
                                                               2001).

SHERYL K. PRESSLER(5)           Trustee      January 2006 -    Consultant (May 2001 -              181        Stillwater Mining
7337 East Doubletree Ranch Rd.               Present           Present), Formerly, Chief                      Company (May 2002 -
Scottsdale, Arizona 85258                                      Executive Officer, Lend                        Present); Advanced
Age: 55                                                        Lease Real Estate                              Portfolio Management
                                                               Investments, Inc. (March                       (September 2002 -
                                                               2000 - April 2001)                             Present); California
                                                                                                              HealthCare Foundation
                                                                                                              (June 1999 -
                                                                                                              Present); and
                                                                                                              Romanian-American
                                                                                                              Enterprise Fund
                                                                                                              (February 2004
                                                                                                              -Present)

DAVID W.C. PUTNAM               Trustee      February 2002 -   President and Director,             181        Progressive Capital
7337 East Doubletree Ranch Rd.               Present           F.L. Putnam Securities                         Accumulation Trust
Scottsdale, Arizona 85258                                      Company, Inc. (June 1978 -                     (August 1998 -
Age: 66                                                        Present).                                      Present); Principled
                                                                                                              Equity Market Trust
                                                                                                              (November 1996 -
                                                                                                              Present); Mercy
                                                                                                              Endowment Foundation

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                                 ING FUND
                                                                                                 COMPLEX
                                 POSITION(S)  TERM OF OFFICE                                   OVERSEEN BY
                                 HELD WITH     AND LENGTH OF     PRINCIPAL OCCUPATION(S) -     TRUSTEE (2)      OTHER DIRECTORSHIPS
     NAME, ADDRESS AND AGE       THE TRUST    TIME SERVED (1)     DURING THE PAST 5 YEARS          (3)            HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (September 1995 -
                                                                                                              Present); Asian
                                                                                                              American Bank and
                                                                                                              Trust Company (June
                                                                                                              1992 - Present); and
                                                                                                              Notre Dame Health
                                                                                                              Care Center (July
                                                                                                              1991 - Present).

ROGER B. VINCENT (6)            Trustee      January 1994 -    President, Springwell               181        AmeriGas Propane,
7337 East Doubletree Ranch Rd.               Present           Corporation (March 1989 -                      Inc. (January 1998 -
Scottsdale, Arizona 85258                                      Present).                                      Present).
Age: 60

RICHARD A. WEDEMEYER            Trustee      February 2002 -   Retired. Formerly, Vice             181        Touchstone Consulting
7337 East Doubletree Ranch Rd.               Present           President - Finance and                        Group (June 1997 -
Scottsdale, Arizona 85258                                      Administration, The Channel                    Present); and Jim
Age: 70                                                        Corporation (June 1996 -                       Henson Legacy (April
                                                               April 2002). Formerly,                         1994 - Present)
                                                               Trustee, First Choice Funds
                                                               (February 1997 - April
                                                               2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY (7) (8)(9)  Trustee      February 2002 -   Chief Executive Officer,            221        Equitable Life
7337 East Doubletree Ranch Rd.               Present           ING U.S. Financial Services                    Insurance Co., Golden
Scottsdale, Arizona 85258                                      (January 2005 - Present);                      American Life
Age: 49                                                        General Manager and Chief                      Insurance Co., Life
                                                               Executive Officer, US                          Insurance Company of
                                                               Financial Services                             Georgia, Midwestern
                                                               (December 2003-December                        United Life Insurance
                                                               2004); Chief Executive                         Co., ReliaStar Life
                                                               Officer, ING US Financial                      Insurance Co.,
                                                               Serivces (September                            Security Life of
                                                               2001-December 2003); and                       Denver, Security
                                                               General Manager and Chief                      Connecticut Life
                                                               Executive Officer, US                          Insurance Co.,
                                                               Worksite Financial Services                    Southland Life
                                                               (December 2000 - September                     Insurance Co., USG
                                                               2001).                                         Annuity and Life
                                                                                                              Company, and United
                                                                                                              Life and Annuity
                                                                                                              Insurance Co. Inc;
                                                                                                              Ameribest Life
                                                                                                              Insurance Co.; First
                                                                                                              Columbine Life
                                                                                                              Insurance Co.; and
                                                                                                              Metro Atlanta Chamber
                                                                                                              of Commerce (January
                                                                                                              2003 - Present).

JOHN G. TURNER (7)              Trustee      February 2002 -   Retired.  Formerly, Vice            181        Hormel Foods
7337 East Doubletree Ranch Rd.               Present           Chairman of ING Americas                       Corporation (March
Scottsdale, Arizona 85258                                      (September 2000 -  January                     2000 - Present);
Age: 66                                                        2002); Director of                             ShopKo Stores, Inc.
                                                               ReliaStar Life Insurance                       (August 1999 -
                                                               Company of New York (April                     Present); and
                                                               1975 - December 2001); and                     Conseco, Inc.
                                                               Chairman and Trustee of the                    (September 2003 -
                                                               Northstar affiliated                           Present).
                                                               investment companies (May
                                                               1993 -  December 2001).


(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2) As of December 31, 2005.


(3) For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Natural Resources Trust; and ING Partners Inc.

(4) Shaun Mathews, President of ING USFS Mutual Funds and Investment Products group, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(5) Mses. Chadwick and Pressler each commenced services as Trustee on January 18, 2006.

(6) Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

(7) Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the Adviser, and principal Underwriter, DSI.

(8) Mr. McInerney is also a director of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc. Therefore, for purposes of this table with reference to Mr. McInerney, "ING Fund Complex" includes these investment companies.

(9) As of April 28, 2006, Mr. McInerney is no longer a member of the Board.

Information about the Trust's officers is set forth in the table below:


                           POSITIONS HELD WITH    TERM OF OFFICE AND LENGTH
NAME, ADDRESS AND AGE      THE TRUST              OF TIME SERVED (1)           PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY          President and Chief    March 2003 - Present         President and Chief Executive Officer, ING
7337 East Doubletree       Executive Officer                                   Investments, LLC(2) (December 2000 - Present).
Ranch Rd.                                                                      Formerly, Chief Operating Officer, ING
Scottsdale, Arizona 85258                                                      Investments, LLC(2) (December 2000 - March 2006);
Age: 57                                                                        Senior Executive Vice President and Chief
                                                                               Operating Officer, ING Investments, LLC(2) (April
                                                                               1995 - December 2000).

STANLEY D. VYNER           Executive Vice         March 2003 - Present         Executive Vice President, ING Investments,
7337 East Doubletree       President                                           LLC(2) (July 2000 - Present) and Chief
Ranch Rd.                                                                      Investment Risk Officer, ING Investments, LLC(2)
Scottsdale, Arizona 85258                                                      (January 2003 - Present). Formerly, Chief
Age: 55                                                                        Investment Officer of the International
                                                                               Portfolios, ING Investments, LLC(2) (August 2000 -
                                                                               January 2003).

MICHAEL J. ROLAND          Executive Vice         March 2003 - Present         Executive Vice President, ING Investments, LLC(2)
7337 East Doubletree       President                                           (December 2001 - Present). Formerly, Chief
Ranch Rd.                                                                      Compliance Officer, ING Investments, LLC(2), ING
Scottsdale, Arizona 85258                                                      Life Insurance and Annuity Company and Directed
Age: 47                                                                        Services, Inc. (October 2004 - December 2005);
                                                                               Chief Financial Officer and Treasurer, ING
                                                                               Investments, LLC(2), (December 2001 - March 2005);
                                                                               and Senior Vice President, ING Investments, LLC(2)
                                                                               (June 1998 - December 2001).

ROBERT S. NAKA             Executive Vice         March 2006 - Present         Executive Vice President and Chief Operating
7337 East Doubletree       President and                                       Officer, ING Funds Services, LLC(3) and ING
Ranch Rd.                  Assistant Secretary                                 Investments, LLC(2) (March 2006 - Present).
Scottsdale, Arizona 85258                                                      Formerly, Senior Vice President, ING Funds
Age: 42                                                                        Services, LLC(3) (August 1999 - March 2006); and
                                                                               Assistant Secretary, ING Funds Services, LLC(3)
                                                                               (October 2001 - Present).

JOSEPH M. O'DONNELL        Chief Compliance       November 2004 - Present      Chief Compliance Officer of the ING Funds
7337 East Doubletree       Officer                                             (November 2004 - Present) and ING Investments,
Ranch Rd.                                         March 2006 - Present         LLC and Directed Services, Inc. (January 2006 -
Scottsdale, AZ 85258       Executive                                           Present). Formerly, Vice President, Chief Legal
                           Vice-President                                      Counsel, Chief Compliance Officer and Secretary
Age: 51                                                                        of Atlas Securities, Inc., Atlas Advisers, Inc.
                                                                               and Atlas Funds (October 2001 - October 2004);
                                                                               and Chief Operating Officer and General Counsel
                                                                               of Matthews International Capital Management LLC
                                                                               and Vice President and Secretary of Matthews
                                                                               International Funds (August 1999 - May 2001).
TODD MODIC                 Senior Vice            March 2005 - Present         Senior Vice President, ING Funds Services (3)
7337 East Doubletree       President,                                          (April 2005 - Present). Formerly, Vice President,
Ranch Rd.                  Chief/Principal                                     ING Fund Services, LLC(3) (September 2002 - March
Scottsdale, Arizona 85258  Financial Officer &                                 2005); and Director of Financial Reporting, ING
Age: 38                    Assistant Secretary                                 Investments, LLC(2) (March 2001 - September 2002).

KIMBERLY A. ANDERSON       Senior Vice            November 2003 - Present      Senior Vice President and Assistant Secretary,
7337 East Doubletree       President                                           ING Investments, LLC(2) (October 2003 - Present).
Ranch Rd.                                                                      Formerly, Vice President and Assistant Secretary,
Scottsdale, Arizona 85258                                                      ING Investments, LLC(2) (January 2001 - October

                           POSITIONS HELD WITH    TERM OF OFFICE AND LENGTH
NAME, ADDRESS AND AGE      THE TRUST              OF TIME SERVED (1)           PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
Age: 41                                                                        2003).

MARY BEA WILKINSON         Vice President         March 2003 - Present         Head of Strategic Relationships, ING U.S.
7337 East Doubletree                                                           Financial Services (2003 - Present). Formerly,
Ranch Rd.                                                                      Senior Vice President, ING Outside Funds Group
Scottsdale, Arizona 85258                                                      (2000 - 2002).
Age: 49

ROBYN L. ICHILOV           Vice President and     March 2003 - Present         Vice President and Treasurer, ING Funds Services,
7337 East Doubletree       Treasurer                                           LLC(3) (October 2001 - Present) and ING
Ranch Rd.                                                                      Investments, LLC(2) (August 1997 - Present).
Scottsdale, Arizona 85258
Age: 38

LAUREN D. BENSINGER        Vice President         February 2003 - Present      Principal Occupations During the Last Five
7337 East Doubletree                                                           Years: Vice President and Chief Compliance
Ranch Rd.                                                                      Officer, ING Funds Distributor, LLC(4) (July 1995
Scottsdale, Arizona 85258                                                      - Present). Vice President, ING Investments,
Age: 52                                                                        LLC(2) (February 2003 - Present) and Director of
                                                                               Compliance, ING Investments, LLC(2) (October 2004 -
                                                                               Present). Formerly, Chief Compliance Officer, ING
                                                                               Investments, LLC(2) (October 2001 - October 2004).

MARIA M. ANDERSON          Vice President         September 2004 - Present     Vice President, ING Funds Services, LLC
7337 East Doubletree                                                           (September 2004 - Present). Formerly, Assistant
Ranch Rd.                                                                      Vice President, ING Funds Services, LLC(3)
Scottsdale, Arizona 85258                                                      (October 2001 - September 2004); and Manager of
Age: 47                                                                        Fund Accounting and Fund Compliance, ING
                                                                               Investments, LLC(2) (September 1999 - October
                                                                               2001).

MARY A. GASTON             Vice President         March 2005 - Present         Vice President, ING Funds Services, LLC(3) (April
7337 East Doubletree                                                           2005 - Present). Formerly, Assistant Vice
Ranch Rd.                                                                      President, Financial Reporting, ING Funds
Scottsdale, Arizona 85258                                                      Services, LLC(3) (April 2004 - April 2005);
Age: 40                                                                        Manager, Financial Reporting, ING Funds Services,
                                                                               LLC(3) (August 2002 - April 2004); and Controller,
                                                                               Z Seven Fund, Inc. and Ziskin Asset Management,
                                                                               Inc. (January 2000 - March 2002).

KIMBERLY K. PALMER         Vice President         March 2006 - Present         Vice President, ING Funds Services, LLC(3)
7337 East Doubletree                                                           (March 2006 - Present), Formerly, Assistant Vice
Ranch Rd.                                                                      President, ING Funds Services, LLC(3) (August
Scottsdale, Arizona 85258                                                      2004 - Present); Manager, Registration
Age: 48                                                                        Statements, ING Funds Services, LLC(3) (May 2003
                                                                               - August 2004); Associate Partner, AMVESCAP PLC
                                                                               (October 2000 - May 2003); and Director of Federal
                                                                               Filings and Blue Sky Filings, INVESCO Funds Group,
                                                                               Inc. (March 1994 - May 2003).

SUSAN P. KINENS            Assistant Vice         January 2003 - Present       Assistant Vice President, ING Funds Services,
7337 East Doubletree       President                                           LLC(3) (December 2002 - Present); and has held
Ranch Rd.                                                                      various other positions with ING Funds Services,
Scottsdale, Arizona 85258                                                      LLC(3) for more than the last five years.
Age: 29

                           POSITIONS HELD WITH    TERM OF OFFICE AND LENGTH
NAME, ADDRESS AND AGE      THE TRUST              OF TIME SERVED (1)           PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
HUEY P. FALGOUT, JR.       Secretary              August 2003 - Present        Chief Counsel, ING Americas, U.S. Legal Services
7337 East Doubletree                                                           (September 2003 - Present). Formerly, Counsel,
Ranch Rd.                                                                      ING Americas, U.S. Legal Services (November 2002
Scottsdale, Arizona 85258                                                      - September 2003); and Associate General Counsel
Age: 42                                                                        of AIG American General (January 1999 - November
                                                                               2002).

THERESA K. KELETY          Assistant Secretary    August 2003 - Present        Counsel, ING Americas, U.S. Legal Services (April
7337 East Doubletree                                                           2003 - Present). Formerly, Senior Associate with
Ranch Rd.                                                                      Shearman & Sterling (February 2000 - April 2003).
Scottsdale, Arizona 85258
Age: 43

ROBIN R. NESBITT           Assistant Secretary    September 2004 - Present     Supervisor, Board Operations, ING Funds Services,
7337 East Doubletree                                                           LLC (3) (August 2003 - Present). Formerly,
Ranch Rd.                                                                      Senior Legal Analyst, ING Funds Services, LLC (3)
Scottsdale, Arizona 85258                                                      (August 2002 - August 2003); and Associate,
Age: 32                                                                        PricewaterhouseCoopers (January 2001 - August
                                                                               2001).



(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.
(2) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.
(3) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.
(4) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.


SHARE OWNERSHIP POLICY

     In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by ING entities at all times ("Policy"). For this purpose, beneficial ownership of Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.

     Under this Policy, the initial value of investments in mutual funds of the ING Funds Complex that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS

     Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2005:


                                                                                                                    AGGREGATE DOLLAR
                                                                                                                     RANGE OF EQUITY
                                                                                                                     SECURITIES IN
                                                                                                                     ALL REGISTERED
                                                                                                                      INVESTMENT
                                                                                                                       COMPANIES
                                                                                                                       OVERSEEN
                                                                                                                     BY TRUSTEE IN
                                                                                                                        FAMILY
NAME OF                                                                                                              OF INVESTMENT
TRUSTEE                     DOLLAR RANGE OF EQUITY SECURITIES IN EACH PORTFOLIO AS OF DECEMBER 31, 2005                COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
                  ING                                                  ING T.     ING T.     ING VAN
                CAPITAL                ING       ING                 ROWE PRICE ROWE PRICE   KAMPEN
               GUARDIAN   ING JANUS   LIQUID    MARSICO  ING MFS MID  CAPITAL     EQUITY     GROWTH &     ING VAN
               SMALL CAP  CONTRARIAN  ASSETS    GROWTH   CAP GROWTH   APPREC.     INCOME      INCOME    KAMPEN REAL
               PORTFOLIO  PORTFOLIO  PORTFOLIO PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO      ESTATE
------------------------------------------------------------------------------------------------------------------------------------
John V.
Boyer

Patricia W.
Chadwick (1)      N/A        N/A        N/A       N/A        N/A        N/A        N/A         N/A          N/A            N/A

J. Michael     $10,000 -     N/A        N/A       N/A     $10,000 -  $10,000 -     N/A         N/A          N/A         $50,000 -
Earley          $50,000                                    $50,000    $50,000                                            $100,000

R. Barbara        N/A     $10,000 -     N/A       N/A     $1,000 -      N/A     $1,000 -       N/A          N/A         $50,000 -
Gitenstein                 $50,000                         $10,000               $10,000                                 $100,000

Patrick W.        N/A        N/A        N/A       N/A        N/A        N/A        N/A         N/A          N/A         $10,000 -
Kenny                                                                                                                  $50,000 (2)

Walter H. May     N/A        N/A        N/A       N/A        N/A        N/A        N/A         N/A          N/A       Over $100,000

Jock Patton       N/A        N/A        N/A       N/A        N/A        N/A        N/A         N/A          N/A       Over $100,000

Sheryl K.         N/A        N/A        N/A       N/A        N/A        N/A        N/A         N/A          N/A            N/A
Pressler (1)

David W.C.        N/A        N/A        N/A       N/A        N/A        N/A        N/A         N/A          N/A       Over $100,000
Putnam

Roger B.          N/A        N/A     $10,000    $10,000      N/A        N/A     $10,000 -   $10,000 -    $10,000 -    Over $100,000
Vincent                              - $50,000 - $50,000                         $50,000     $50,000      $50,000       $10,000 -
                                                                                                                       $50,000 (2)

Richard A.        N/A        N/A        N/A       N/A        N/A        N/A        N/A         N/A          N/A         $50,000 -
Wedemeyer                                                                                                                $100,000
                                                TRUSTEES WHO ARE "INTERESTED PERSONS"

                                                                                                                    AGGREGATE DOLLAR
                                                                                                                     RANGE OF EQUITY
                                                                                                                     SECURITIES IN
                                                                                                                     ALL REGISTERED
                                                                                                                      INVESTMENT
                                                                                                                       COMPANIES
                                                                                                                       OVERSEEN
                                                                                                                     BY TRUSTEE IN
                                                                                                                        FAMILY
NAME OF                                                                                                              OF INVESTMENT
TRUSTEE                     DOLLAR RANGE OF EQUITY SECURITIES IN EACH PORTFOLIO AS OF DECEMBER 31, 2005                COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
                  ING                                                  ING T.     ING T.     ING VAN
                CAPITAL                ING       ING                 ROWE PRICE ROWE PRICE   KAMPEN
               GUARDIAN   ING JANUS   LIQUID    MARSICO  ING MFS MID  CAPITAL     EQUITY     GROWTH &     ING VAN
               SMALL CAP  CONTRARIAN  ASSETS    GROWTH   CAP GROWTH   APPREC.     INCOME      INCOME    KAMPEN REAL
               PORTFOLIO  PORTFOLIO  PORTFOLIO PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO      ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Thomas J.
McInerney         N/A        N/A        N/A       N/A        N/A        N/A        N/A         N/A          N/A            N/A

John G.
Turner            N/A        N/A        N/A       N/A        N/A        N/A        N/A         N/A          N/A            N/A



(1) Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.
(2)  Held in a deferred compensation account.

BOARD


The Board governs each Portfolio and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the Portfolios' activities, review contractual arrangements with companies that provide services to each Portfolio and review each Portfolio's performance.

FREQUENCY OF BOARD MEETINGS

          The Board currently conducts regular meetings eight (8) times a year. The Audit and Valuation, Proxy and Brokerage Committees also meet regularly five
(4) times per year, the Investment Review Committee meets six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each Committee listed below operates pursuant to a Charter approved by the Board.

COMMITTEES

     An Executive Committee of the Board was formed in order to act on behalf of the full Board when necessary. The Executive Committee currently consists of two
(2) Independent Trustees and two (2) Trustees who are "interested persons," as defined in the 1940 Act. The following Trustees serve as members of the
Committee: Messrs. Turner, Vincent, McInerney and Patton. Mr. Patton serves as Chairperson of the Committee. The Executive Committee held three (3) meetings during the fiscal year ended December 31, 2005.

     The Board has an Audit Committee whose functions include, among others, to meet with the independent registered public accounting firm of the Trust to review the scope of the Trust's audit, its financial statements and interim accounting controls, and to and to meet with management concerning these matters, among other things. The Audit Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Audit
Committee: Ms. Pressler and Messrs. Kenny, Putnam, Earley and Vincent. Mr. Earley serves as Chairperson of the Committee. The Audit Committee held five (5) meetings during the fiscal year ended December 31, 2005.

     The Board has a Valuation, Proxy and Brokerage Committee (formerly, the Valuation and Proxy Voting Committee) whose functions include, among others, reviewing the determination of the value of securities held by the Portfolios for which market value quotations are not readily available, overseeing management's administration of proxy voting and overseeing the effectiveness of the Adviser's usage of the Companies' brokerage and Adviser's compliance with changing regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of six (6) Independent Trustees. The following Trustees serve as members of the Valuation, Proxy and Brokerage Committee: Ms. Chadwick and Messrs. Patton, May, Boyer, Wedemeyer and Dr. Gitenstein. Mr. May serves as Chairperson of the Committee. The Valuation, Proxy and Brokerage Committee held four (4) meetings during the fiscal year ended December 31, 2005.

     The Board has established a Nominating and Governance Committee (formerly, the Nominating Committee) for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition of the Board, as necessary; (3) monitoring regulatory developments and recommending modifications to the Committee's responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and "best practices" in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board's annual self-evaluation process.

     In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for Trustee should be submitted in writing to the Portfolios' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

     The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, any such submission must be delivered to the Portfolios' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

     The Nominating and Governance Committee consists of five (5) Independent Trustees. The following Trustees serve as members of the Nominating and Governance Committee: Messrs. May, Patton, Vincent, Kenny and Dr. Gitenstein. Dr. Gitenstein serves as Chairperson of the Committee. During the fiscal year ended December 31, 2005, the Nominating and Governance Committee held six (6) meetings.

     The Board has established an Investment Review Committees to, among other things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to the Portfolios. The Investment Review Committee for the Domestic Equity Funds currently consists of five (5) Independent Trustees and two (2) Trustees who are "interested persons" as defined in the 1940 Act. The following Trustees serve as members of the Investment Review Committee for the Domestic Equity Funds: Ms. Chadwick and Messrs. Earley, Putnam, Kenny, Turner McInerney and Vincent. Mr. Vincent serves as Chairperson of the Investment Review Committee for the Domestic Equity Funds. The Investment Review Committee for the Domestic Equity Funds held six (6) meetings during the fiscal year ended December 31, 2005. The Investment Review Committee for the International Equity and Fixed-Income funds currently consists of six (6) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act. The following Trustees serve as members of the Investment Review Committee for the International Equity/Balanced/Fixed-Income Funds: Ms. Pressler and Messrs. Boyer, May, McInerney, Patton, Wedemeyer and Dr. Gitenstein. Mr. Boyer serves as Chairperson of the Investment Review Committee for the International Equity/Balanced/Fixed-Income Funds. The Investment Review Committee for the International Equity and Fixed-Income Funds held six (6) meetings during the fiscal year ended December 31, 2005.

     The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO. The Compliance Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Compliance Committee: Messrs. Boyer, Earley, Putnam, Kenny and Patton. Mr. Kenny serves as Chairperson of the Committee. The Compliance Committee held seven (7) meetings during the fiscal year ended December 31, 2005.

     The Board has a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the ING Funds. The responsibilities of the Contracts Committee, among other things, include: (1) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreement or plans. The Contracts Committee currently consists of six (6) Independent Trustees. The following Trustees serve as members of the Contracts Committee: Ms. Chadwick and Messrs. Boyer, May, Patton, Vincent and Kenny. Mr. Vincent serves as the Chairperson of the Committee. The Contracts Committee held six (6) meetings during the fiscal year ended December 31, 2005.


COMPENSATION OF TRUSTEES


     Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any Committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.

     Each Portfolio pays each Trustee who is not an interested person a PRO RATA share, as described below, of: (i) an annual retainer of $45,000 (Messrs. Patton, Earley, May, Boyer, Kenny, and Dr. Gitenstein, as Chairpersons of committees of the

Board, each receives an additional annual retainer of $30,000, $20,000, $10,000, $20,000, $10,000, and $10,000(1), respectively) (additionally, as Chairperson of the Investment Review and Contracts Committees, Mr. Vincent receives an additional retainer of $20,000 and $15,000, respectively); (ii) $7,000 for each in-person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The PRO RATA share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the portfolios/funds managed by the investment adviser or its affiliates, ING Investments, LLC and ING Life Insurance and Annuity Company, for which the Trustees serve in common as Trustees/Directors.

     The following table sets forth information provided by DSI and ING Investments, the Portfolios' advisers, regarding compensation of Trustees by each Portfolio (except Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, VP Index Plus International and Wells Fargo Small Cap Disciplined) and other funds managed by DSI, ING Investments and their affiliates for the fiscal year ended December 31, 2005. For Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, VP Index Plus International and Wells Fargo Small Cap Disciplined, the following table sets forth information provided by DSI and ING Investments regarding estimated future compensation of Trustees by the Portfolio and other portfolios managed by DSI, ING Investments and their affiliates for the fiscal year ended December 31, 2006. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from a Portfolio or any other funds managed by DSI or its affiliates.


----------
(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active. The compensation per quarter to the Chairperson is $2,500, which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $10,000.

COMPENSATION TABLE

The following table describes the compensation received by the Trustees for the calendar year ended December 31, 2005:

COMPENSATION TABLE

The following table describes the compensation received by the Trustees for the calendar year ended December 31, 2005:



NAME OF
PERSON,
POSITION                                          AGGREGATE COMPENSATION FROM FUND
---------------------------------------------------------------------------------------------------------------------
                                 CAPITAL
                ALLIANCE-        GUARDIAN      CAPITAL      DISCIPLINED    EAGLE ASSET                     EVERGREEN
              BERNSTEIN MID     SMALL/MID     GUARDIAN       SMALL CAP       CAPITAL                        HEALTH
               CAP GROWTH          CAP      U.S. EQUITIES      VALUE       APPRECIATION EQUITIESPLUS (4)   SCIENCES
---------------------------------------------------------------------------------------------------------------------
JOHN V.
BOYER          $      2,398   $      1,901   $      2,352   $        171   $      1,038   $        267   $        278
TRUSTEE

PATRICIA W.
CHADWICK (5)            N/A            N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

J. MICHAEL
EARLEY         $      1,334   $      1,698   $      2,110   $        200   $        689   $        199   $        269
TRUSTEE

R. BARBARA
GITENSTEIN     $      1,862   $      1,543   $      1,912   $        203   $        737   $        202   $        245
TRUSTEE

PATRICK W.
KENNY          $      1,832   $      1,446   $      1,785   $        211   $        795   $        210   $        221
TRUSTEE

WALTER H.
MAY TRUSTEE    $      2,226   $      1,768   $      2,187   $        254   $        954   $        253   $        271

THOMAS J.
MCINERNEY               N/A            N/A            N/A            N/A            N/A            N/A            N/A

JOCK PATTON
TRUSTEE        $      3,430   $      2,731   $      3,389   $        427   $      1,439   $        426   $        483

SHERYL K.
PRESSLER (5)            N/A            N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

DAVID W.C.
PUTNAM         $      1,351   $      1,051   $      1,313   $        171   $        597   $        171   $        174
TRUSTEE

JOHN G.
TURNER (6)              N/A            N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

ROGER
VINCENT        $      2,647   $      2,148   $      2,662   $        290   $      1,096   $        290   $        325
TRUSTEE

RICHARD A.
WEDEMEYER      $      2,361   $      1,895   $      2,345   $        257   $        992   $        256   $        286
TRUSTEE

                                                                              TOTAL
                                              PENSION OR                   COMPENSATION
                                              RETIREMENT      ESTIMATED        FROM
                                              BENEFITS        ANNUAL       REGISTRANT
                                               ACCRUED       BENEFITS       AND FUND
NAME OF                                       AS PART OF        UPON       COMPLEX PAID
PERSON,                                          FUND        RETIREMENT    TO TRUSTEES
POSITION    AGGREGATE COMPENSATION FROM FUND   EXPENSES         (1)          (2)(3)
---------------------------------------------------------------------------------------
                                 FMR(SM)
                EVERGREEN     DIVERSIFIED
                  OMEGA         MID CAP
---------------------------------------------------------------------------------------
JOHN V.
BOYER          $        353   $      1,292            N/A            N/A   $    200,000
TRUSTEE

PATRICIA W.
CHADWICK (5)            N/A            N/A            N/A            N/A            N/a
TRUSTEE

J. MICHAEL
EARLEY         $        208   $      1,196            N/A            N/A   $    176,000
TRUSTEE

R. BARBARA
GITENSTEIN     $        263   $      1,096            N/A            N/A   $    162,000
TRUSTEE

PATRICK W.
KENNY          $        292   $      1,006            N/A            N/A   $    221,000
TRUSTEE

WALTER H.
MAY TRUSTEE    $        347   $      1,236            N/A            N/A   $    187,000

THOMAS J.
MCINERNEY               N/A            N/A            N/A            N/A            N/A
                                                                      (6)       TRUSTEE

JOCK PATTON
TRUSTEE        $        636   $      2,086            N/A            N/A   $    299,000

SHERYL K.
PRESSLER (5)            N/A            N/A            N/A            N/A            N/A
TRUSTEE

DAVID W.C.
PUTNAM         $        240   $        775            N/A            N/A   $    117,000
TRUSTEE

JOHN G.
TURNER (6)              N/A            N/A            N/A            N/A            N/A
TRUSTEE

ROGER
VINCENT        $        374   $      1,489            N/A            N/A   $    153,000
TRUSTEE

RICHARD A.
WEDEMEYER      $        347   $      1,313            N/A            N/A   $    198,000
TRUSTEE

NAME OF
PERSON,
POSITION                                          AGGREGATE COMPENSATION FROM FUND
---------------------------------------------------------------------------------------------------------------------
                                 CAPITAL
                ALLIANCE-        GUARDIAN      CAPITAL      DISCIPLINED    EAGLE ASSET                     EVERGREEN
              BERNSTEIN MID     SMALL/MID     GUARDIAN       SMALL CAP       CAPITAL                        HEALTH
               CAP GROWTH          CAP      U.S. EQUITIES      VALUE       APPRECIATION EQUITIESPLUS (4)   SCIENCES
---------------------------------------------------------------------------------------------------------------------
RICHARD A.
WEDEMEYER      $      2,361   $      1,895   $      2,345   $        257   $        992   $        256   $        286
TRUSTEE

                                                                              TOTAL
                                              PENSION OR                   COMPENSATION
                                              RETIREMENT      ESTIMATED        FROM
                                              BENEFITS        ANNUAL       REGISTRANT
                                               ACCRUED       BENEFITS       AND FUND
NAME OF                                       AS PART OF        UPON       COMPLEX PAID
PERSON,                                          FUND        RETIREMENT    TO TRUSTEES
POSITION    AGGREGATE COMPENSATION FROM FUND   EXPENSES         (1)          (2)(3)
---------------------------------------------------------------------------------------
                                 FMR(SM)
                EVERGREEN     DIVERSIFIED
                  OMEGA         MID CAP
---------------------------------------------------------------------------------------
RICHARD A.
WEDEMEYER      $        347   $      1,313            N/A            N/A   $    198,000
TRUSTEE

NAME OF
PERSON,
POSITION                                          AGGREGATE COMPENSATION FROM FUND
----------------------------------------------------------------------------------------------------------------------
                  FMR(SM)                                                                                   GOLDMAN
                 EARNINGS     FMR(SM) SMALL    FRANKLIN      GLOBAL REAL      GLOBAL     FMR(SM) SMALL       SACHS
                  GROWTH      CAP EQUITY(4)   INCOME (4)     ESTATE (7)     RESOURCES    CAP EQUITY(4)  TOLLKEEPER(SM)
----------------------------------------------------------------------------------------------------------------------
JOHN V.
BOYER          $        375   $        267   $        267   $        140   $      1,077   $        267   $        439
TRUSTEE

PATRICIA W.
CHADWICK (5)            N/A            N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

J. MICHAEL
EARLEY         $        372   $        199   $        199   $        120   $        966   $        199   $        222
TRUSTEE

R. BARBARA
GITENSTEIN     $        323   $        202   $        202   $        135   $        889   $        202   $        284
TRUSTEE

PATRICK W.
KENNY          $        273   $        210   $        210   $        135   $        830   $        210   $        341
TRUSTEE

WALTER H.
MAY TRUSTEE    $        343   $        253   $        253   $        150   $      1,017   $        253   $        404

THOMAS J.
MCINERNEY (6)           N/A            N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

JOCK PATTON
TRUSTEE        $        611   $        426   $        426   $        225   $      1,642   $        426   $        607

SHERYL K.
PRESSLER (5)            N/A            N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

DAVID W.C.
PUTNAM         $        286   $        171   $        171   $        105   $        616   $        171   $        259
TRUSTEE

JOHN G.
TURNER (6)              N/A            N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

ROGER
VINCENT        $        201   $        290   $        290   $        160   $      1,224   $        290   $        442
TRUSTEE

RICHARD A.
WEDEMEYER      $        367   $        256   $        256   $        150   $      1,078   $        256   $        409
TRUSTEE

                                                                              TOTAL
                                              PENSION OR                   COMPENSATION
                                              RETIREMENT      ESTIMATED        FROM
                                              BENEFITS        ANNUAL       REGISTRANT
                                               ACCRUED       BENEFITS       AND FUND
NAME OF                                       AS PART OF        UPON       COMPLEX PAID
PERSON,                                          FUND        RETIREMENT    TO TRUSTEES
POSITION    AGGREGATE COMPENSATION FROM FUND   EXPENSES         (1)          (2)(3)
---------------------------------------------------------------------------------------
                                  JANUS
               INTERNATIONAL   CONTRARIAN
---------------------------------------------------------------------------------------
JOHN V.
BOYER          $        719   $        324            N/A            N/A   $    200,000
TRUSTEE

PATRICIA W.
CHADWICK (5)            N/A            N/A            N/A            N/A            N/A
TRUSTEE

J. MICHAEL
EARLEY         $        651   $        229            N/A            N/A   $    176,000
TRUSTEE

R. BARBARA
GITENSTEIN     $        587   $        239            N/A            N/A   $    162,000
TRUSTEE

PATRICK W.
KENNY          $        544   $        250            N/A            N/A   $    221,000
TRUSTEE

WALTER H.
MAY TRUSTEE    $        668   $        301            N/A            N/A   $    187,000

THOMAS J.
MCINERNEY (6)           N/A            N/A            N/A            N/A            N/A
 TRUSTEE

JOCK PATTON
TRUSTEE        $      1,031   $        467            N/A            N/A   $    299,000

SHERYL K.
PRESSLER (5)            N/A            N/A            N/A            N/A            N/A
TRUSTEE

DAVID W.C.
PUTNAM         $        399   $        188            N/A            N/A   $    117,000
TRUSTEE

JOHN G.
TURNER (6)              N/A            N/A            N/A            N/A            N/A
TRUSTEE

ROGER
VINCENT        $        816   $        348            N/A            N/A   $    153,000
TRUSTEE

RICHARD A.
WEDEMEYER      $        718   $        314            N/A            N/A   $    198,000
TRUSTEE

NAME OF
PERSON,
POSITION                                          AGGREGATE COMPENSATION FROM FUND
---------------------------------------------------------------------------------------------------------------------
                 JPMORGAN
                 EMERGING       JPMORGAN      JPMORGAN                      LEGG MASON
                 MARKETS       SMALL CAP       VALUE        JULIUS BAER    PARTNERS ALL    LEGG MASON      LIMITED
                  EQUITY         EQUITY     OPPORTUNITIES     FOREIGN          CAP           VALUE      MATURITY BOND
---------------------------------------------------------------------------------------------------------------------
JOHN V.
BOYER          $        956   $      1,123   $      1,683   $      2,151   $      1,642   $      1,276   $      1,515
TRUSTEE

PATRICIA W.
CHADWICK (5)            N/A            N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

J. MICHAEL
EARLEY         $        811   $        863   $      1,723   $      2,001   $      1,477   $      1,253   $      1,139
TRUSTEE

R. BARBARA
GITENSTEIN     $        776   $        859   $      1,395   $      1,806   $      1,334   $      1,121   $      1,134
TRUSTEE

PATRICK W.
KENNY TRUSTEE  $        745   $        868   $      1,127   $      1,654   $      1,239   $      1,023   $      1,155

WALTER H.
MAY TRUSTEE    $        909   $      1,768   $      1,447   $      2,035   $      1,522   $      1,233   $      1,393

THOMAS J.
MCINERNEY (6)           N/A            N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

JOCK PATTON
TRUSTEE        $      1,499   $      1,658   $      2,326   $      3,307   $      2,319   $      2,125   $      2,116

SHERYL K.
PRESSLER (5)            N/A            N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

DAVID W.C.
PUTNAM         $        567   $        653   $      1,305   $      1,239   $        895   $        765   $        857
TRUSTEE

JOHN G.
TURNER(6)               N/A            N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

ROGER
VINCENT        $      1,075   $      1,227   $        434   $      2,468   $      1,863   $      1,473   $      1,643
TRUSTEE

RICHARD A.
WEDEMEYER      $        955   $      1,099   $      1,576   $      2,164   $      1,645   $      1,285   $      1,472
TRUSTEE

                                                                              TOTAL
                                              PENSION OR                   COMPENSATION
                                              RETIREMENT      ESTIMATED        FROM
                                              BENEFITS        ANNUAL       REGISTRANT
                                               ACCRUED       BENEFITS       AND FUND
NAME OF                                       AS PART OF        UPON       COMPLEX PAID
PERSON,                                          FUND        RETIREMENT    TO TRUSTEES
POSITION    AGGREGATE COMPENSATION FROM FUND   EXPENSES         (1)          (2)(3)
---------------------------------------------------------------------------------------
                  LIQUID      LORD ABBETT
                  ASSETS       AFFILIATED
---------------------------------------------------------------------------------------
JOHN V.
BOYER          $      3,273   $        849            N/A            N/A   $    200,000
TRUSTEE

PATRICIA W.
CHADWICK (5)            N/A            N/A            N/A            N/A            N/A
TRUSTEE

J. MICHAEL
EARLEY         $      2,982   $        635            N/A            N/A   $    176,000
TRUSTEE

R. BARBARA
GITENSTEIN     $      2,686   $        635            N/A            N/A   $    162,000
TRUSTEE

PATRICK W.
KENNY TRUSTEE  $      2,481   $        647            N/A            N/A   $    221,000

WALTER H.
MAY TRUSTEE    $      3,044   $        784            N/A            N/A   $    187,000

THOMAS J.
MCINERNEY (6)           N/A            N/A            N/A            N/A            N/A
TRUSTEE

JOCK PATTON
TRUSTEE        $      4,762   $      1,189            N/A            N/A   $    299,000

SHERYL K.
PRESSLER (5)            N/A            N/A            N/A            N/A            N/A
TRUSTEE

DAVID W.C.
PUTNAM         $      1,847   $        478            N/A            N/A   $    117,000
TRUSTEE

JOHN G.
TURNER(6)               N/A            N/A            N/A            N/A            N/A
TRUSTEE

ROGER
VINCENT        $      3,723   $        922            N/A            N/A   $    153,000
TRUSTEE

RICHARD A.
WEDEMEYER      $      3,265   $        828            N/A            N/A   $    198,000
TRUSTEE

NAME OF
PERSON,
POSITION                                          AGGREGATE COMPENSATION FROM FUND
---------------------------------------------------------------------------------------------------------------------
                               MARSICO         MERCURY        MERCURY
                 MARSICO     INTERNATIONAL    LARGE CAP      LARGE CAP     MFS MID CAP      MFS TOTAL
                  GROWTH     OPPORTUNITIES      GROWTH         VALUE          GROWTH          RETURN    MFS UTILITIES
---------------------------------------------------------------------------------------------------------------------
JOHN V.
BOYER
TRUSTEE        $      3,216   $        444   $        282   $      1,174   $      2,730   $      5,647   $        862

PATRICIA W.
CHADWICK (5)            N/A            N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

J. MICHAEL
EARLEY         $      2,961   $        448   $        192   $        334   $      2,275   $      5,288   $        582
TRUSTEE

R. BARBARA
GITENSTEIN     $      2,655   $        385   $        217   $        640   $      2,147   $      4,709   $        613
TRUSTEE

PATRICK W.
KENNY          $      2,448   $        321   $        230   $        913   $      2,083   $      4,298   $        638
TRUSTEE

WALTER H.
MAY TRUSTEE    $      3,003   $        405   $        275   $      1,062   $      2,534   $      5,282   $        775

THOMAS J.
MCINERNEY(6)            N/A            N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

JOCK PATTON
TRUSTEE        $      4,709   $        716   $        487   $      1,535   $      3,898   $      8,344   $      1,245

SHERYL K.
PRESSLER (5)            N/A            N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

DAVID W.C.
PUTNAM         $      1,801   $        338   $        183   $        707   $      1,527   $      3,179   $        607
TRUSTEE

JOHN G.
TURNER (6)              N/A            N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

ROGER
VINCENT        $      3,666   $        230   $        306   $      1,098   $      3,033   $      6,471   $        521
TRUSTEE

RICHARD A.
WEDEMEYER      $      3,221   $        433   $        279   $      1,049   $      2,695   $      5,675   $        797
TRUSTEE

                                                                              TOTAL
                                              PENSION OR                   COMPENSATION
                                              RETIREMENT      ESTIMATED        FROM
                                              BENEFITS        ANNUAL       REGISTRANT
                                               ACCRUED       BENEFITS       AND FUND
NAME OF                                       AS PART OF        UPON       COMPLEX PAID
PERSON,                                          FUND        RETIREMENT    TO TRUSTEES
POSITION    AGGREGATE COMPENSATION FROM FUND   EXPENSES         (1)          (2)(3)
---------------------------------------------------------------------------------------
                OPPENHEIMER    PIMCO CORE
                MAIN STREET       BOND
---------------------------------------------------------------------------------------
JOHN V.
BOYER
TRUSTEE        $      2,097   $      3,307            N/A            N/A   $    200,000

PATRICIA W.
CHADWICK (5)            N/A            N/A            N/A            N/A            N/A
TRUSTEE

J. MICHAEL
EARLEY         $      1,959   $      3,092            N/A            N/A   $    176,000
TRUSTEE

R. BARBARA
GITENSTEIN     $      1,739   $      2,760            N/A            N/A   $    162,000
TRUSTEE

PATRICK W.
KENNY          $      1,590   $      2,525            N/A            N/A   $    221,000
TRUSTEE

WALTER H.
MAY TRUSTEE    $      1,954   $      3,103            N/A            N/A   $    187,000

THOMAS J.
MCINERNEY(6)            N/A            N/A            N/A            N/A            N/A
TRUSTEE

JOCK PATTON
TRUSTEE        $      3,038   $      4,948            N/A            N/A   $    299,000

SHERYL K.
PRESSLER (5)            N/A            N/A            N/A            N/A            N/A
TRUSTEE

DAVID W.C.
PUTNAM         $      1,163   $      1,877            N/A            N/A   $    117,000
TRUSTEE

JOHN G.
TURNER (6)              N/A            N/A            N/A            N/A            N/A
TRUSTEE

ROGER
VINCENT        $      2,399   $      3,788            N/A            N/A   $    153,000
TRUSTEE

RICHARD A.
WEDEMEYER      $      2,105   $      3,320            N/A            N/A   $    198,000
TRUSTEE

NAME OF
PERSON,
POSITION                                          AGGREGATE COMPENSATION FROM FUND
----------------------------------------------------------------------------------------------------------------------
                                                                          T. ROWE PRICE
                PIMCO HIGH                   PIONEER MID                     CAPITAL      T. ROWE PRICE    TEMPLETON
                  YIELD       PIONEER FUND    CAP VALUE     STOCK INDEX    APPRECIATION   EQUITY INCOME  GLOBAL GROWTH
----------------------------------------------------------------------------------------------------------------------
JOHN V.
BOYER          $      2,406   $        203   $      2,314   $      1,575   $      7,922   $      3,876   $      1,562
TRUSTEE

PATRICIA W.
CHADWICK (5)            N/A            N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

J. MICHAEL
EARLEY         $      2,274   $        160   $      2,339   $      1,266   $      7,539   $      3,658   $      1,250
TRUSTEE

R. BARBARA
GITENSTEIN     $      2,011   $        163   $      1,958   $      1,219   $      6,662   $      3,242   $      1,193
TRUSTEE

PATRICK W.
KENNY          $      1,829   $        158   $      1,615   $      1,204   $      6,034   $      2,948   $      1,207
TRUSTEE

WALTER H.
MAY TRUSTEE    $      2,249   $        193   $      2,053   $      1,462   $      7,427   $      3,627   $      1,449

THOMAS J.
MCINERNEY (6)           N/A            N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

JOCK PATTON
TRUSTEE        $      3,518   $        351   $      3,463   $      2,264   $     11,783   $      5,726   $      2,234

SHERYL K.
PRESSLER (5)            N/A            N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

DAVID W.C.
PUTNAM         $      1,333   $        146   $      1,768   $        899   $      4,457   $      2,177   $        885
TRUSTEE

JOHN G.
TURNER (6)              N/A            N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

ROGER
VINCENT        $      2,761   $        162   $        921   $      1,735   $      9,116   $      4,449   $      1,720
TRUSTEE

RICHARD A.
WEDEMEYER      $      2,421   $        199   $      2,213   $      1,544   $      7,977   $      3,896   $      1,533
TRUSTEE

                                                                              TOTAL
                                              PENSION OR                   COMPENSATION
                                              RETIREMENT      ESTIMATED        FROM
                                              BENEFITS        ANNUAL       REGISTRANT
                                               ACCRUED       BENEFITS       AND FUND
NAME OF                                       AS PART OF        UPON       COMPLEX PAID
PERSON,                                          FUND        RETIREMENT    TO TRUSTEES
POSITION    AGGREGATE COMPENSATION FROM FUND   EXPENSES         (1)          (2)(3)
---------------------------------------------------------------------------------------
                 UBS U.S.      VAN KAMPEN
                ALLOCATION   EQUITY GROWTH
---------------------------------------------------------------------------------------
JOHN V.
BOYER          $        581   $        706            N/A            N/A   $    200,000
TRUSTEE

PATRICIA W.
CHADWICK (5)            N/A            N/A            N/A            N/A            N/A
TRUSTEE

J. MICHAEL
EARLEY         $        378   $        301            N/A            N/A   $    176,000
TRUSTEE

R. BARBARA
GITENSTEIN     $        412   $        429            N/A            N/A   $    162,000
TRUSTEE

PATRICK W.
KENNY          $        448   $        549            N/A            N/A   $    221,000
TRUSTEE

WALTER H.
MAY TRUSTEE    $        537   $        646            N/A            N/A   $    187,000

THOMAS J.
MCINERNEY (6)           N/A            N/A            N/A            N/A            N/A
TRUSTEE

JOCK PATTON
TRUSTEE        $        825   $        969            N/A            N/A   $    299,000

SHERYL K.
PRESSLER (5)            N/A            N/A            N/A            N/A            N/A
TRUSTEE

DAVID W.C.
PUTNAM         $        340   $        429            N/A            N/A   $    117,000
TRUSTEE

JOHN G.
TURNER (6)              N/A            N/A            N/A            N/A            N/A
TRUSTEE

ROGER
VINCENT        $        612   $        692            N/A            N/A   $    153,000
TRUSTEE

RICHARD A.
WEDEMEYER      $        555   $        648            N/A            N/A   $    198,000
TRUSTEE

NAME OF
PERSON,
POSITION                                   AGGREGATE COMPENSATION FROM FUND
------------------------------------------------------------------------------------------------------
                                                              VP INDEX
                VAN KAMPEN    VAN KAMPEN                        PLUS        WELLS FARGO    WELLS FARGO
                  GLOBAL      GROWTH AND      VAN KAMPEN    INTERNATIONAL     MID CAP       SMALL CAP
                FRANCHISE       INCOME       REAL ESTATE       EQUITY       DISCIPLINED    DISCIPLINED
------------------------------------------------------------------------------------------------------
JOHN V.
BOYER          $      1,084   $      3,132   $      2,936   $         16   $      1,241   $        134
TRUSTEE

PATRICIA W.
CHADWICK (5)            N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

J. MICHAEL
EARLEY         $        745   $      2,948   $      2,678   $         38   $        990   $        100
TRUSTEE

R. BARBARA
GITENSTEIN     $        788   $      2,616   $      2,429   $         64   $        956   $        105
TRUSTEE

PATRICK W.
KENNY          $        837   $      2,381        $2,,265   $         34   $        947   $        105
TRUSTEE

WALTER H.
MAY TRUSTEE    $      1,007   $      2,927   $      2,767   $         41   $      1,150   $        127

THOMAS J.
MCINERNEY (6)           N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

JOCK PATTON
TRUSTEE        $      1,576   $      4,603   $      4,476   $         76   $      1,762   $        213

SHERYL K.
PRESSLER (5)            N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

DAVID W.C.
PUTNAM         $        642   $      1,753   $      1,699   $         23   $        699   $         86
TRUSTEE

JOHN G.
TURNER (6)              N/A            N/A            N/A            N/A            N/A            N/A
TRUSTEE

ROGER
VINCENT        $      1,155   $      3,593   $      3,336   $         47   $      1,365   $        145
TRUSTEE

RICHARD A.
WEDEMEYER      $      1,040   $      3,148   $      2,929   $         41   $      1,217   $        128
TRUSTEE

                                                TOTAL
                PENSION OR                   COMPENSATION
                RETIREMENT      ESTIMATED        FROM
                BENEFITS        ANNUAL       REGISTRANT
                 ACCRUED       BENEFITS       AND FUND
NAME OF         AS PART OF        UPON       COMPLEX PAID
PERSON,            FUND        RETIREMENT    TO TRUSTEES
POSITION         EXPENSES         (1)          (2)(3)
---------------------------------------------------------
JOHN V.
BOYER                   N/A            N/A   $    200,000
TRUSTEE

PATRICIA W.
CHADWICK (5)            N/A            N/A            N/A
TRUSTEE

J. MICHAEL
EARLEY                  N/A            N/A   $    176,000
TRUSTEE

R. BARBARA
GITENSTEIN              N/A            N/A   $    162,000
TRUSTEE

PATRICK W.
KENNY                   N/A            N/A   $    221,000
TRUSTEE

WALTER H.
MAY TRUSTEE             N/A            N/A   $    187,000

THOMAS J.
MCINERNEY (6)           N/A            N/A            N/A
TRUSTEE

JOCK PATTON
TRUSTEE                 N/A            N/A   $    299,000

SHERYL K.
PRESSLER (5)            N/A            N/A            N/A
TRUSTEE

DAVID W.C.
PUTNAM                  N/A            N/A   $    117,000
TRUSTEE

JOHN G.
TURNER (6)              N/A            N/A            N/A
TRUSTEE

ROGER
VINCENT                 N/A            N/A   $    153,000
TRUSTEE

RICHARD A.
WEDEMEYER               N/A            N/A   $    198,000
TRUSTEE

(1) The Portfolios have adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(2) Trustee compensation includes compensation paid by Portfolios that are not discussed in the Prospectuses or SAI.

(3) Represents compensation from 50 Portfolios (total in the complex as of December 31, 2005).

(4) ING Disciplined Small Cap Value, ING EquitiesPlus and ING Franklin Income Portfolios commenced operations on April 28, 2006, therefore, the Portfolios did not pay any compensation to any Trustees during the fiscal year ended December 31, 2005. The compensation presented is estimated for the fiscal year ended December 31, 2005.

(5) Ms. Chadwick and Ms. Pressler did not serve on the Trust's Board of Trustee for the fiscal year ended December 31, 2005, and therefore did not receive any compensation from the Portfolios.

(6) "Interested person," as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep, N.V., the parent corporation of the Advisers and Distributor to the Trust. Officers and Trustees who are interested persons do not receive any compensation from the Portfolios.

(7) ING Global Real Estate Portfolio commenced operations on January 3, 2006, therefore, the Portfolio did not pay any compensation to any Trustees during the fiscal year ended December 31, 2005. The compensation presented is estimated for the fiscal year ended December 31, 2005.

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

     Set forth in the table below is information regarding each Independent Trustee's (and his or her immediate family members') share ownership in securities of the Trust's advisers or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the advisers or principal underwriter of the Portfolios (not including registered investment companies) as of December 31, 2005.



                                    NAME OF OWNERS AND
                                     RELATIONSHIP TO                                    VALUE OF      PERCENTAGE OF
               NAME OF TRUSTEE           TRUSTEE           COMPANY    TITLE OF CLASS   SECURITIES         CLASS
          ---------------------------------------------------------------------------------------------------------
          JOHN V. BOYER                    N/A               N/A           N/A           $    0            N/A
          PATRICIA W. CHADWICK             N/A               N/A           N/A           $    0            N/A
          J. MICHAEL EARLEY                N/A               N/A           N/A           $    0            N/A
          R. BARBARA GITENSTEIN            N/A               N/A           N/A           $    0            N/A
          PATRICK W. KENNY                 N/A               N/A           N/A           $    0            N/A
          WALTER H. MAY                    N/A               N/A           N/A           $    0            N/A
          SHERYL K.  PRESSLER              N/A               N/A           N/A           $    0            N/A
          JOCK PATTON                      N/A               N/A           N/A           $    0            N/A
          DAVID W. C. PUTNAM               N/A               N/A           N/A           $    0            N/A
          ROGER B. VINCENT                 N/A               N/A           N/A           $    0            N/A
          RICHARD A. WEDEMEYER             N/A               N/A           N/A           $    0            N/A

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


     Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, to investment advisers and their affiliates an to other investment companies. As of March 31, 2006, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of each Portfolio. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any the Portfolios addressed herein, except as set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders.

                                                      PERCENTAGE OF      PERCENTAGE OF
                PORTFOLIO AND CLASS                       CLASS            PORTFOLIO                NAME AND ADDRESS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Reliastar Life Insurance Co.
ING FMR(SM) Diversified Mid Cap Portfolio Class A         99.99%             0.78%           ATTN: Jill Barth Conveyor TN41
                                                                                                   151 Farmington Ave.
                                                                                                   Hartford, CT 06156

                                                                                            ING Life Insurance & Annuity Co.
ING JPMorgan Emerging Markets Equity Portfolio              0%               99.60%            ATTN: Valuations Unit-TS31
Class A                                                                                            151 Farmington Ave.
                                                                                                   Hartford, CT 06156

                                                                                              Reliastar Life Insurance Co.
ING JPMorgan Small Cap Equity Portfolio Class A           15.60%             0.04%           ATTN: Jill Barth Conveyor TN41
                                                                                                   151 Farmington Ave.
                                                                                                   Hartford, CT 06156

                                                                                            ING Life Insurance & Annuity Co.
ING JPMorgan Small Cap Equity Portfolio Class A           49.30%             0.12%              ATTN: Valuation Unit-TS31
                                                                                                   151 Farmington Ave.
                                                                                                   Hartford, CT 06156

                                                                                                   ING National Trust
ING JPMorgan Small Cap Equity Portfolio Class A           35.1%              0.09%               151 Farmington Ave. #41
                                                                                                   Hartford, CT 06156

                                                                                                   ING National Trust
ING Legg Mason Value Portfolio Class A                    92.11%             0.54%               151 Farmington Ave. #41
                                                                                                ATTN: Valuation Unit-TS31

                                                                                            ING Life Insurance & Annuity Co.
ING Legg Mason Value Portfolio Class A                    7.89%              0.05%                 151 Farmington Ave.
                                                                                                   Hartford, CT 06156

                                                                                            ING Life Insurance & Annuity Co.
ING Marsico Growth Portfolio Class A                      56.10%             0.47%              ATTN: Valuation Unit-TS31
                                                                                                   151 Farmington Ave.
                                                                                                   Hartford, CT 06156

                                                                                                   ING National Trust
ING Marsico Growth Portfolio Class A                      42.46%             0.35%               151 Farmington Ave. #41
                                                                                                   Hartford, CT 06156

                                                                                              Reliastar Life Insurance Co.
ING Marsico International Opportunities Portfolio         91.95%             5.93%           ATTN: Jill Barth Conveyor TN41
Class A                                                                                            151 Farmington Ave
                                                                                                   Hartford, CT 06156

                                                                                              Reliastar Life Insurance Co.
ING Marsico International Opportunities Portfolio         8.05%              0.52%                 RTE 5106 PO Box 20
Class A                                                                                           Minneapolis, MN 55440

                                                                                            ING Life Insurance & Annuity Co.
ING Mercury Large Cap Growth Portfolio Class A            12.83%             0.20%              ATTN: Valuation Unit-TS31
                                                                                                   151 Farmington Ave
                                                                                                   Hartford, CT 06156

                                                                                                   ING National Trust
ING Mercury Large Cap Growth Portfolio Class A            87.16%             1.36%               151 Farmington Ave, #41
                                                                                                   Hartford, CT 06156

                                                                                                   ING National Trust
ING MFS Total Return Portfolio Class A                    88.74%             0.34%               151 Farmington Ave, #41
                                                                                                   Hartford, CT 06156

                                                                                            ING Life Insurance & Annuity Co.
ING MFS Total Return Portfolio Class A                    11.26%             0.04%              ATTN: Valuation Unit-TS31
                                                                                                   151 Farmington Ave
                                                                                                   Hartford, CT 06156

                                                                                              Reliastar Life Insurance Co.
ING T. Rowe Price Capital Appreciation Portfolio          9.39%              0.19%           ATTN: Jill Barth Conveyor TN41
Class A                                                                                            151 Farmington Ave.
                                                                                                   Hartford, CT 06156

                                                                                            ING Life Insurance & Annuity Co.
ING T. Rowe Price Capital Appreciation Portfolio          0.62%              30.16%             ATTN: Valuation Unit-TN41
Class A                                                                                            151 Farmington Ave.
                                                                                                   Hartford, CT 06156

                                                                                                   ING National Trust
ING T. Rowe Price Capital Appreciation Portfolio          58.93%             1.21%               151 Farmington Ave. #41
Class A                                                                                            Hartford, CT 06156

                                                                                            ING Life Insurance & Annuity Co.
ING T. Rowe Price Equity Income Portfolio Class A         37.12%             0.85%              ATTN: Valuation Unit-TN41
                                                                                                   151 Farmington Ave.
                                                                                                   Hartford, CT 06156

                                                                                                   ING National Trust
ING T. Rowe Price Equity Income Portfolio Class A         58.95%             1.36%               151 Farmington Ave. #41
                                                                                                   Hartford, CT 06156

                                                                                                   ING Investments LLC
ING Van Kampen Equity Growth Class A                       100%              0.00%                  ATTN: Lydia Homer
                                                                                              7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-2160

                                                                                                   ING National Trust
ING Van Kampen Growth and Income Portfolio Class A        75.37%             0.34%                 151 Farmington Ave
                                                                                                   Hartford, CT 06156

                                                                                            ING Life Insurance & Annuity Co.
ING Van Kampen Growth and Income Portfolio Class A        15.36%             0.07%              ATTN: Valuation Unit-TS31
                                                                                                   151 Farmington Ave
                                                                                                   Hartford, CT 06156

                                                                                              Reliastar Life Insurance Co.
ING Van Kampen Growth and Income Portfolio Class A        9.26%              0.04%           ATTN: Jill Barth Conveyor TN41
                                                                                                   151 Farmington Ave
                                                                                                   Hartford, CT 06156

                                                                                          ING USA Annuity & Life Insurance Co.
ING Wells Fargo Small Cap Disciplined Portfolio           98.76%             0.21%                  1475 Dunwoody Dr.
Class A                                                                                          West Chester, PA 19380

     To the knowledge of management, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of any Portfolio of the Trust as of March 31, 2006.

                                    ADVISERS


DSI and ING Investments serve as the advisers to the Portfolios pursuant to two management agreements between DSI and the Trust and two management agreements between ING Investments and the Trust ("Advisory Agreements"). DSI and ING Investments are registered with the SEC as advisers and serve as advisers to registered investment companies. Regarding ING Investments, on February 26, 2001, its name changed from "ING Pilgrim Investments, Inc." to "ING Pilgrim Investments, LLC." On March 1, 2002, the name was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC." Three Sub-Advisers of the Trust, ING Clarion Real Estate Securities, L.P., ING Investment Management Advisors, B.V. and ING Investment Management Co., Franklin Income, and FMR(SM) Small Cap Equity are affiliates of the Advisers through their common ownership by ING Groep. ING Investments serves as the Adviser for EquitiesPlus, Global Real Estate, Disciplined Small Cap Value and VP Index Plus International Equity Portfolios. DSI serves as the Adviser for all other Portfolios. In addition, DSI has entered into an Administrative Services Sub-Contract (the "Sub-Contract") with one of its affiliates, ING Funds Services, LLC ("ING Funds Services"), effective January 2, 2003, for all of the Portfolios except EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Disciplined Small Cap Value, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios. ING Funds Services is located at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Under the Sub-Contract, ING Funds Services assumes responsibility for providing non-advisory services required of DSI under the Advisory Agreements to the Trust on DSI's behalf. Under the Sub-Contract, ING Funds Services is compensated by DSI a portion of the unified fee for the services performed by ING Funds Services under the Sub-Contract. The Trust has entered into an Administration Agreement with ING Funds Services directly on behalf of EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities Portfolios, Disciplined Small Cap Value, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios. Please see the "Administration" section of this SAI for an explanation of ING Funds Services' responsibilities regarding EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Value, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities Portfolios, Disciplined Small Cap Equity, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios.

     The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company ("ING USA") to serve as investment options for Variable Contracts issued by ING USA. DSI is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden American Life Insurance Company ("Golden American") and on January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance & Annuity Company and USG Annuity & Life Company to form ING USA. Golden American was a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly owned subsidiary of Equitable of Iowa. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.

     Pursuant to the Advisory Agreements, and subject to the direction of the Board, the Advisers are responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its Portfolios other than the investment advisory services performed by the Sub-Advisers. These services include, but are not limited to, (i) coordinating for all Portfolios, at the Advisers' expense, all matters relating to the operation of the Portfolios, including any necessary coordination among the Sub-Advisers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio's portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at the Advisers' expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by the Advisers of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by the Advisers of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law; (v) preparing and filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios;
(vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at the Advisers' expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in the Advisory Agreements. Other responsibilities of the Advisers' are described in the Prospectuses.

     The Trust and the Advisers have received an exemptive order from the SEC that allows the Advisers to enter into new investment sub-advisory contracts ("Sub-Advisory Agreements") and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval for all Portfolios except Evergreen Health Sciences, Evergreen Omega, FMR(SM) Diversified Mid Cap, FMR(SM) Earnings Growth, JPMorgan Emerging Markets Equity, JPMorgan Small Cap Equity, JPMorgan Value Opportunities, Julius Baer Foreign, Legg Mason Value, Limited Maturity Bond, Lord Abbett Affiliated, Marsico Growth, Marsico International Opportunities, Mercury Large Cap Growth, Mercury Large Cap Value, MFS Total Return, MFS Utilities, Oppenheimer Main Street, PIMCO High Yield, Pioneer Fund, Pioneer Mid Cap Value, Stock Index, T. Rowe Price Equity Income, UBS U.S. Allocation, Van Kampen Equity Growth, Van Kampen Growth and Income and Wells Fargo Small Cap Disciplined. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. The Advisers remain responsible for providing general management services to each of their Portfolios, including overall supervisory responsibility for the general management and investment of each of their Portfolio's assets, and, subject to the review and approval of the Board, will among other things: (i) set each Portfolio's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Portfolio's assets; (iii) when appropriate, allocate and reallocate a Portfolio's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Portfolio's investment objectives, policies and restrictions.

     The Advisers shall make their officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

     Pursuant to the Advisory Agreements, the Advisers are authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no Sub-Adviser is engaged to manage the assets of such Portfolio.

     The Advisory Agreements continue in effect for an initial two year period and from year to year thereafter with respect to each Portfolio so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board, and (ii) a majority of the Trustees who are not parties to such Advisory Agreements or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Agreement, dated October 24, 1997, as amended May 24, 2002, was last renewed by a majority of the Independent Trustees on November 10, 2005, and was approved by a majority of the shareholders of the Trust at a special meeting of the Trust's shareholders on July 10, 2002. The Advisory Agreements may be terminated without penalty by vote of the Trustees or the shareholders of the Portfolio or by the Advisers, on 60 days' written notice by either party to the Advisory Agreements, and will terminate automatically if assigned as that term is described in the 1940 Act.

     Prior to October 24, 1997, DSI served as an Adviser to the Trust pursuant to an Advisory Agreement dated August 13, 1996, and prior to August 13, 1996, DSI served as an Adviser to the Trust pursuant to an Advisory Agreement dated October 1, 1993.

     Prior to February 25, 2004, ING Investments served as an Adviser to the Trust pursuant to an Advisory Agreement dated August 21, 2003.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

     For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2005. However, the discussion regarding ING EquitiesPlus, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Global Real Estate Portfolios will be contained in the Portfolios' semi-annual shareholder report dated June 30, 2006.

                                  ADVISORY FEES


     As compensation for its services under the Management Agreement, each Portfolio pays the Advisers, expressed as an annual rate, a monthly fee (a "unified fee" for all Portfolios except Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Value, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios on behalf of which the Trust pays the Advisers and the Administrator separately) in arrears equal to the following as a percentage of the Portfolio's average daily net assets during the month:



   PORTFOLIO                                                                ANNUAL ADVISORY FEE
   ING Capital Guardian Small/Mid Cap,                0.75% on the first $750 million of the Portfolios' combined
   ING Eagle Asset Capital Appreciation,              average daily net assets;
   ING Global Resources,                              0.70% on the next $1.25 billion of the Portfolios' combined
   ING T. Rowe Price Capital Appreciation,            average daily net assets;
   ING T. Rowe Price Equity Income,                   0.65% on the next $1.5 billion of the Portfolios' combined
   ING Van Kampen Growth and Income,                  average daily net assets; and
   ING Van Kampen Real Estate, and                    0.60% on the Portfolios' combined average daily net assets in
   ING Wells Fargo Mid Cap Disciplined (1)            excess of $3.5 billion

   ING AllianceBernstein Mid Cap Growth (1) and       0.85% of the first $250 million of the Portfolios' combined
   ING Marsico Growth (2)                             average daily net assets;
                                                      0.80% on the next $400 million of the Portfolios' combined average daily net assets;
                                                      0.75% on the next $450 million of the Portfolios' combined average daily net assets; and
                                                      0.70% on the Portfolios' combined average daily net assets in excess of $1.1 billion

   ING Capital Guardian U.S. Equities                 0.75% of the first $500 million of the Portfolio's average daily net assets;
                                                      0.70% on the next $250 million of the Portfolio's average
                                                      daily net assets;
                                                      0.65% on the next $500 million of the Portfolio's average
                                                      daily net assets; and
                                                      0.60% on the Portfolio's average daily net assets in excess of
                                                      $1.25 billion

   ING Disciplined Small Cap Value                    0.55% on first $500 million
                                                      0.50% on next $500 million
                                                      0.45% thereafter

   ING EquitiesPlus                                   0.30% on all assets

   ING Evergreen Health Sciences                      0.75% of the first $500 million of the Portfolio's average daily net assets; and
                                                      0.70% on the Portfolio's average daily net assets in excess of
                                                      $500 million

   PORTFOLIO                                                                ANNUAL ADVISORY FEE
   ING Evergreen Omega                                0.60% of the first $750 million of the Portfolio's average daily net assets;
                                                      0.55% on the next $750 million of the Portfolio's average
                                                      daily net assets;
                                                      0.50% on the next $5 billion of the Portfolio's average daily net assets;
                                                      0.475% on the next $5 billion of the Portfolio's average daily net assets;
                                                      0.455% on the next $5 billion of the Portfolio's average daily net assets;
                                                      0.44% on the next $5 billion of the Portfolio's average daily net assets; and
                                                      0.43% of the Portfolio's average daily net assets over $21.5 billion

   ING FMR(SM) Diversified Mid Cap (4) (5)            0.65% of the first $800 million
                                                      0.60% of the next $700 million
                                                      0.58% thereafter
   ING UBS U.S. Allocation(5)                         0.75% of the first $500 million of the Portfolio's average daily net assets;
                                                      0.70% on the next $250 million of the Portfolio's average
                                                      daily net assets;
                                                      0.65% on the next $500 million of the Portfolio's average
                                                      daily net assets; and
                                                      0.60% on the Portfolio's average daily net assets in excess of
                                                      $1.25 billion

   ING FMR(SM) Earnings Growth (4)                    0.58% of the first $500 million of the Portfolio's average daily net assets;
                                                      0.57% on the next $250 million of the Portfolio's average
                                                      daily net assets; and
                                                      0.52% on the Portfolio's average daily net assets over $750 million

   ING FMR(SM) Small Cap Equity                       0.75% of the Portfolio's average daily net assets

   ING Franklin Income                                0.65% of the first $500 million of the Portfolio's average daily net assets; and
                                                      0.60% on assets thereafter

   ING Global Real Estate                             0.80% on first $250 million
                                                      0.775% on next $250 million
                                                      0.70% thereafter
   ING Goldman Sachs Tollkeeper(SM)                   1.35% of the first $1 billion of the Portfolio's average daily net assets; and
                                                      1.25% of the Portfolio's average daily net assets in excess of
                                                      $1 billion

   ING International                                  1.00% of the first $500 million of the Portfolio's average daily net assets; and
                                                      0.80% on the Portfolio's average daily net assets in excess of
                                                      $500 million

   ING Janus Contrarian and                           0.81% of the first $250 million of the Portfolios' combined
   ING Legg Mason Value                               average daily net assets;
                                                      0.77% on the next $400 million of the Portfolios' combined

   PORTFOLIO                                                                ANNUAL ADVISORY FEE
                                                      average daily net assets;
                                                      0.73% on the next $450 million of the Portfolios' combined average daily net assets; and
                                                      0.67% on the Portfolios' combined average daily net assets in excess of $1.1 billion

   ING Lord Abbett Affiliated and                     0.75% of the first $500 million of the Portfolios' combined
   ING Legg Mason Partners All Cap (1)                average daily net assets;
                                                      0.70% on the next $250 million of the Portfolios' combined average daily net assets;
                                                      0.65% on the next $500 million of the Portfolios' combined average daily net assets; and
                                                      0.60% on assets thereafter

   ING Julius Baer Foreign                            1.00% of the first $50 million of the Portfolio's average
                                                      daily net assets;
                                                      0.95% on the next $200 million of the Portfolio's average
                                                      daily net assets;
                                                      0.90% on the next $250 million of the Portfolio's average
                                                      daily net assets;
                                                      0.85% on the Portfolio's average daily net assets in excess of
                                                      $500 million

   ING JPMorgan Emerging Markets Equity               1.25% of the Portfolio's average daily net assets

   ING JPMorgan Small Cap Equity                      0.90% of the first $200 million of the Portfolio's average daily net assets;
                                                      0.85% on the next $300 million of the Portfolio's average
                                                      daily net assets;
                                                      0.80% on the next $250 million of the Portfolio's average
                                                      daily net assets; and
                                                      0.75% on of the Portfolio's average daily net assets in excess of $750 million

   ING JPMorgan Value Opportunities                   0.40% of the first $21 billion of the Portfolio's average
                                                      daily net assets;
                                                      0.39% of the next $5 billion of the Portfolio's average daily net assets; and
                                                      0.38% of the Portfolio's average daily net assets over $26 billion

   ING Limited Maturity Bond (6)                      0.35% on first $200 million
                                                      0.30% on next $300 million
                                                      0.25% on assets in excess of $500 million

   ING Marsico International Opportunities            0.54% of the first $21 billion of assets; and
                                                      0.53% of the Portfolio's averaged daily net assets over $21 billion

   PORTFOLIO                                                                ANNUAL ADVISORY FEE
   ING Mercury Large Cap Growth                       0.80% of the first $500 million of the Portfolio's average daily net assets;
                                                      0.75% on the next $250 million of the Portfolio's average
                                                      daily net assets;
                                                      0.70% on the next $500 million of the Portfolio's average
                                                      daily net assets;
                                                      0.65% on the next $750 million of the Portfolio's average
                                                      daily net assets; and
                                                      0.60% on the Portfolio's average daily net assets in excess of
                                                      $2 billion

   ING Mercury Large Cap Value                        0.80% of the first $500 million of the Portfolio's average daily net assets;
                                                      0.75% on the next $250 million of the Portfolio's average
                                                      daily net assets;
                                                      0.70% on the next $500 million of the Portfolio's average
                                                      daily net assets;
                                                      0.65% on the next $750 million of the Portfolio's average
                                                      daily net assets; and
                                                      0.60% on of the Portfolio's average daily net assets in excess of $2 billion

   ING MFS Mid Cap Growth (3),                        0.75% of the first $250 million of the Portfolios' combined
   ING MFS Total Return, and                          average daily net assets;
   ING Oppenheimer Main Street (R)                      0.70% on the next $400 million of the Portfolios' combined average daily net assets;
                                                      0.65% on the next $450 million of the Portfolios' combined average daily net assets; and
                                                      0.60% on the Portfolios' combined average daily net assets in excess of $1.1 billion

   ING MFS Utilities                                  0.60% of the first $1 billion of the Portfolio's average daily net assets;;
                                                      0.55% on the next $500 million of the Portfolio's average
                                                      daily net assets;;
                                                      0.50% on the next $5 billion of the Portfolio's average daily net assets;;
                                                      0.47% on the next $5 billion of the Portfolio's average daily net assets;;
                                                      0.45% on the next $5 billion of the Portfolio's average daily net assets;;
                                                      0.44% on the next $5 billion of the Portfolio's average daily net assets;; and
                                                      0.43% of the Portfolio's average daily net assets over $21.5 billion

   ING PIMCO Core Bond                                0.75% of the first $100 million of the Portfolio's average daily net assets;
                                                      0.65% on the next $100 million of the Portfolio's average
                                                      daily net assets; and
                                                      0.55% on the Portfolio's average daily net assets in excess of
                                                      $200 million

   ING PIMCO High Yield                               0.49% of the Portfolio's average daily net assets;

   ING Pioneer Fund                                   0.75% of the first $500 million of the Portfolio's average daily

   PORTFOLIO                                                                ANNUAL ADVISORY FEE
                                                      net assets;
                                                      0.70% on the next $500 million of the Portfolio's average
                                                      daily net assets; and
                                                      0.65% thereafter

   ING Pioneer Mid Cap Value                          0.64% of the Portfolio's average daily net assets;

   ING Templeton Global Growth                        0.96% of the first $250 million of the Portfolio's average daily net assets;
                                                      0.86% on the next $250 million of the Portfolio's average
                                                      daily net assets; and
                                                      0.76% on assets thereafter

   ING Van Kampen Equity Growth                       0.65% of the first $1 billion of the Portfolio's average daily net assets; and
                                                      0.60% on of the Portfolio's average daily net assets in excess of $1 billion

   ING Van Kampen Global Franchise                    1.00% of the first $250 million of the Portfolio's average daily net assets;
                                                      0.90% on the next $250 million of the Portfolio's average
                                                      daily net assets; and
                                                      0.75% on of the Portfolio's average daily net assets in excess of $500 million

   ING VP Index Plus International Equity             0.45%

   ING Wells Fargo Small Cap Disciplined              0.77% on first $500 million
                                                      0.70% on next $500 million
                                                      0.65% on next $500 million
                                                      0.60% on next $5 billion
                                                      0.53% thereafter



     (1) As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Portfolio is known as ING Templeton Global Growth Portfolio and ING Alliance Mid Cap Growth Portfolio is known as ING AllianceBernstein Mid Cap Growth Portfolio. As of April 28, 2006, ING Salomon Brothers All Cap Portfolio is known as ING Legg Mason Partners All Cap Portfolio.

     (2) DSI voluntarily waived 0.05% of its advisory fee for the ING Marsico Growth Portfolio for assets in excess of ($1.3 billion) through December 31, 2005.

     (3) Effective January 1, 2002, DSI entered into a Portfolio Management agreement with Massachusetts Financial Services Company ("MFS"), the investment sub-advisor of the ING MFS Mid Cap Growth ING MFS Total Return Portfolios. The Portfolio Management Agreement between DSI and MFS provides that the portfolio management fee paid to MFS will be calculated based upon the combined assets of the two portfolios managed by MFS, which has resulted in lower total Sub-Adviser fees. As a consequence of the savings realized by DSI under the new Portfolio Management agreement with MFS, DSI has voluntarily agreed to waive a portion of its management fee in connection with each Portfolio managed by MFS. For the year ended December 31, 2005, DSI voluntarily waived a portion of its management fee for ING MFS Mid Cap Growth Portfolio in an amount equal to 0.01%.

     (4) Effective May 2, 2005 Fidelity Management and Research Company ("FMR") has entered into a Sub-/Sub-Advisory agreement with FMR Co., Inc. ("FMR Co.") under which it has delegated certain of its sub-advisory duties for the portfolios to FMR Co. FMR Co. provides investment management services to equity and high income funds managed by FMR and its affiliates.

     (5) For purposes of calculating fees under the Advisory Agreement, the assets of FMR(SM) Diversified Mid Cap shall be combined with the assets of UBS U.S. Allocation.

     (6) For purposes of calculating fees under the Advisory Agreement, the assets of the Portfolio shall be combined with the assets of ING Liquid Assets Portfolio, a series of the Trust that does not offer ADV Class shares.


                            TOTAL ADVISORY FEES PAID


     The following chart sets forth the total amounts the Portfolios paid to the Advisers for the last three fiscal years ended December 31:



PORTFOLIO                                                 2005             2004             2003
-----------------------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth                 $    4,451,039   $    4,338,926   $    3,038,760
ING Capital Guardian Small/Mid Cap                   $    3,309,563   $    3,650,883   $    2,984,748
ING Capital Guardian U.S. Equities                   $    4,683,606   $    4,680,279   $    3,052,061
ING Disciplined Small Cap Value                                 N/A              N/A              N/A
ING Eagle Asset Capital Appreciation                 $    1,341,977   $    1,439,545   $    1,253,903
ING EquitiesPlus                                                N/A              N/A              N/A
ING Evergreen Health Sciences                        $      617,776   $      118,160              N/A
ING Evergreen Omega                                  $      376,456   $       14,349              N/A
ING FMR(SM) Diversified Mid Cap                      $    2,358,665   $    1,457,406   $      912,262
ING FMR(SM) Earnings Growth (2)                      $      286,489              N/A              N/A
ING FMR(SM) Small Cap Equity                                    N/A              N/A              N/A
ING Franklin Income                                             N/A              N/A              N/A
ING Global Real Estate                                          N/A              N/A              N/A
ING Global Resources                                 $    1,870,178   $    1,134,420   $      584,751
ING Goldman Sachs Tollkeeper(SM)                     $      908,215   $      824,211   $      506,545
ING International                                    $    1,947,996   $    1,940,279   $    1,525,191
ING Janus Contrarian                                 $      542,593   $      459,615   $      281,619
ING JPMorgan Emerging Markets Equity                 $    2,986,827   $    1,651,813   $    1,129,810
ING JPMorgan Small Cap Equity                        $    2,310,359   $    1,213,857   $      328,237
ING JPMorgan Value Opportunities (2)                 $      433,696              N/A              N/A
ING Julius Baer Foreign                              $    5,527,730   $    1,573,295   $      195,736
ING Legg Mason Partners All Cap                      $    3,290,857   $    3,447,539   $    2,411,245
ING Legg Mason Value                                 $    3,589,860   $    2,034,681   $    1,526,514
ING Limited Maturity Bond                            $      951,705   $    1,307,052   $    1,713,529
ING Liquid Assets                                    $    2,483,025   $    2,542,827   $    2,686,836
ING Lord Abbett Affiliated (1)                       $    1,419,418   $    1,230,604   $      823,421
ING Marsico Growth                                   $    6,837,516   $    6,511,368   $    5,560,753
ING Marsico International Opportunities (2)          $      307,251              N/A              N/A
ING Mercury Large Cap Growth                         $      465,940   $      135,945   $       76,638
ING Mercury Large Cap Value (1)                      $      809,804   $      516,575   $      119,787
ING MFS Mid Cap Growth                               $    4,333,651   $    4,817,317   $    4,026,704
ING MFS Total Return                                 $   10,100,623   $    9,029,097   $    7,319,677
ING MFS Utilities (2)                                $      427,418              N/A              N/A
ING Oppenheimer Main Street(R)                       $    3,727,350   $    3,972,937   $    3,773,588
ING PIMCO Core Bond                                  $    5,452,842   $    3,755,448   $    3,277,955
ING PIMCO High Yield                                 $    3,372,672   $    2,036,321              N/A
ING Pioneer Fund (2)                                 $      233,422              N/A              N/A
ING Pioneer Mid Cap Value(2)                         $    1,503,942              N/A              N/A
ING Stock Index                                      $    1,024,537   $      492,276              N/A
ING T. Rowe Price Capital Appreciation               $   14,684,774   $   11,089,188   $    7,842,825
ING T. Rowe Price Equity Income                      $    7,122,496   $    5,507,279   $    3,378,378

ING Templeton Global Growth (1)                      $    3,609,367   $    3,652,544   $    2,720,882
ING UBS U.S. Allocation                              $      844,615   $      655,016   $      387,232
ING Van Kampen Equity Growth                         $      622,472   $      411,959   $      141,263
ING Van Kampen Global Franchise                      $    2,237,025   $    1,077,024   $      399,707
ING Van Kampen Growth and Income                     $    5,719,851   $    5,293,534   $    4,423,135
ING Van Kampen Real Estate                           $    5,222,875   $    2,830,711   $    1,711,561
ING VP Index Plus International Equity               $       51,052              N/A              N/A
ING Wells Fargo Mid Cap Disciplined (1)              $    1,924,757   $    2,132,641   $    1,982,033
ING Wells Fargo Small Cap Disciplined                $        3,164              N/A              N/A



(1) As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfoli


(2) For the period April 29, 2005 through December 31, 2005.

                                  SUB-ADVISERS


     The Advisers have engaged the services of certain Sub-Advisers to provide sub-advisory services to the Portfolios. The Trust, the respective Adviser and each Sub-Adviser have entered into Sub-Advisory Agreements, which were approved by the Trustees of the Trust and by shareholders of those Portfolios that are managed by affiliated Sub-Advisers of the Advisers. The Sub-Adviser of Van Kampen Global Franchise Portfolio, Morgan Stanley Investment Management Inc. (MSIM, Inc.), has entered into a sub-portfolio management agreement with a MSIM, Inc.-affiliated entity, Morgan Stanley Investment Management Limited ("MSIML"), so that MSIM, Inc. may utilize MSIML's services as well as delegate some of its portfolio management responsibilities for the Portfolio to MSIML. The Sub-Adviser of FMR(SM) Diversified Mid Cap, FMR(SM) Earnings Growth and FMR(SM) Small Cap Equity, Fidelity Management & Research Company ("FMR"), has entered into a Sub-Sub-Advisory agreement with FMR Co., Inc. ("FMRC"), so that FMR may utilize FMRC's services as well as delegate the day-to-day investment management responsibilities for the Portfolio to FMRC.


                                SUB-ADVISORY FEES


     Pursuant to separate Sub-Advisory Agreements, the Advisers (and not the Trust) pay each Sub-Adviser for its services a monthly fee in arrears expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:



SUB-ADVISER                                  PORTFOLIO                                PORTFOLIO MANAGEMENT FEE
-------------------------------------------- ---------------------------------------- ------------------------------------------
Alliance Capital Management L.P.             ING AllianceBernstein Mid Cap Growth     0.75% on first $10 million;
                                                                                      0.625% on next $10 million;
                                                                                      0.50% on next $20 million;
                                                                                      0.375% on next $20 million; and
                                                                                      0.25% on amounts in excess of $60 million

Capital Guardian Trust Company               ING Capital Guardian Small/Mid Cap       0.60% on the first $125 million;
                                                                                      0.50% on the next $125 million;
                                                                                      0.40% on the next $150 million; and
                                                                                      0.35% thereafter

                                             ING Capital Guardian U.S. Equities       0.50% on the first $150 million;
                                                                                      0.45% on the next $150 million;
                                                                                      0.35% on the next $200 million;
                                                                                      0.30% on the next $500 million;
                                                                                      0.275% on the next $1 billion; and
                                                                                      0.25% thereafter

Eagle Asset Management, Inc.                 ING Eagle Asset Capital Appreciation     0.40% on first $300 million;
                                                                                      0.25% on assets in excess of $300 million

Evergreen Investment Management Company,     ING Evergreen Health Sciences            0.45%
LLC

                                             ING Evergreen Omega                      0.30%

SUB-ADVISER                                  PORTFOLIO                                PORTFOLIO MANAGEMENT FEE
-------------------------------------------- ---------------------------------------- ------------------------------------------
Fidelity Management & Research Company                                                0.40% on first $250 million in assets;
                                             ING FMR(SM) Diversified Mid Cap          0.35% on amount in excess of $250 million

                                                                                      0.40% on first $250 million;
                                             ING FMR(SM) Earnings Growth              0.35% on assets over $250 million

                                                                                      0.60% on the first $150 million
                                             ING FMR(SM)  Small Cap Equity            0.55% above $150 million

Franklin Advisers, Inc.                      ING Franklin Income (13)                 0.625% on first $50 million
                                                                                      0.465% on next $150 million
                                                                                      0.375% on next $300 million
                                                                                      0.35% on next $300 million
                                                                                      0.30 % thereafter

Goldman Sachs Asset Management, L.P.         ING Goldman Sachs Tollkeeper(SM)         0.55% on first $100 million; and
                                                                                      0.50% on assets over $100 million

ING Clarion Real Estate Securities L.P.      ING Global Real Estate (12)              0.40% on first $250 million of the
                                                                                      Portfolio's average daily net assets;
                                                                                      0.375% on the next $250 million of the
                                                                                      Portfolio's average daily net assets; and
                                                                                      0.35% of the Portfolio's average daily net
                                                                                      assets above $500 million

ING Investment Management Co.                ING Disciplined Small Cap Value          0.2475% on first $500 million;
                                                                                      0.2250% on next $500 million;
                                                                                      0.2025% thereafter

                                             ING EquitiesPlus                         0.135%

                                             ING Global Resources                     0.40%

                                                                                      0.45% on first $500 million; and
                                             ING International                        0.36% on assets in excess of $500 million

                                                                                      0.1575% on the first $200 million in assets
                                             ING Limited Maturity Bond (14)           of this Series;
                                                                                      0.1350% on the next $300 million; and
                                                                                      0.1125% on assets in excess of $500 million.

SUB-ADVISER                                  PORTFOLIO                                PORTFOLIO MANAGEMENT FEE
-------------------------------------------- ---------------------------------------- ------------------------------------------
ING Investment Management Advisors, B.V.     ING VP Index Plus International Equity   0.20% of the Portfolio's average daily net
                                                                                      assets

Janus Capital Management LLC                 ING Janus Contrarian (1)                 0.45% on first $500 million;
                                                                                      0.425% on next $500 million; and
                                                                                      0.40% thereafter

J.P. Morgan Investment Management Inc.       ING JPMorgan Small Cap Equity            0.55% on first $200 million;
                                                                                      0.50% on next $300 million; and
                                                                                      0.45% thereafter

                                             ING JPMorgan Value Opportunities         0.40% on first $50 million;
                                                                                      0.30% on next $50 million; and
                                                                                      0.25% thereafter

                                             ING JPMorgan Emerging Markets            0.60% on first $75 million;
                                             Equity (2)                               0.50% on next $75 million;
                                                                                      0.40% on next $350 million; and
                                                                                      0.35% thereafter

Julius Baer Investment Management LLC        ING Julius Baer Foreign (3)              0.45% on first $500 million; and
                                                                                      0.40% thereafter

Legg Mason Capital Management, Inc.          ING Legg Mason Value (1) (4)             0.70% on first $50 million;
                                                                                      0.45% on next $50 million;
                                                                                      0.40% on next $50 million;
                                                                                      0.35% on next $50 million;
                                                                                      0.30% on assets over $200 million

Lord, Abbett & Co. LLC                       ING Lord Abbett Affiliated (1)(11)       0.35% on the first $200 million
                                                                                      0.27% on the next $200 million
                                                                                      0.25% on assets in excess of
                                                                                      $400 million

Marsico Capital Management, LLC              ING Marsico Growth and                   0.45% on the first $500 million in combined
                                             ING Marsico International                assets of these series;
                                             Opportunities                            0.40% on the next $1 billion; and
                                                                                      0.35% thereafter

Massachusetts Financial Services Company     ING MFS Mid Cap Growth (5)               0.35% on first $500 million;
                                             ING MFS Total Return (5)                 0.30% on next $1 billion; and
                                             ING MFS Utilities  (5)                   0.25% thereafter

Mercury Advisors                             ING Mercury Large Cap Growth             0.40% on first $250 million;
                                                                                      0.35% on next $250 million; and
                                                                                      0.325% thereafter

                                             ING Mercury Large Cap Value (1)          0.40% on first $250 million;
                                                                                      0.35% on next $250 million;
                                                                                      0.325% on assets over $500 million

Morgan Stanley Investment Management Inc.    ING Van Kampen Growth and                0.50% on first $100 million;
d/b/a Van Kampen                             Income                                   0.40% on next $100 million;
                                                                                      0.30% on next $100 million;
                                                                                      0.25% on next $700 million; and
                                                                                      0.20% thereafter

                                             ING Van Kampen Real Estate               0.50% on first $200 million; and
                                                                                      0.40% thereafter

SUB-ADVISER                                  PORTFOLIO                                PORTFOLIO MANAGEMENT FEE
-------------------------------------------- ---------------------------------------- ------------------------------------------
                                                                                      0.65% on first $150 million;
                                             ING Van Kampen Global Franchise          0.55% on next $150 million;
                                                                                      0.45% on next $200 million; and
                                                                                      0.40% thereafter

                                             ING Van Kampen Equity Growth             0.35% on the first $2 billion;
                                                                                      0.32% on the next $1 billion; and
                                                                                      0.30% on assets over $3 billion

OppenheimerFunds, Inc.                       ING Oppenheimer Main Street (6) (7)      0.30% if total assets as defined below at
                                                                                      any month-end are less than or equal to $1
                                                                                      billion;

                                                                                      0.23% if total assets as defined below at
                                                                                      any month-end are in excess of $1 billion

Pacific Investment Management Company LLC    ING PIMCO Core Bond                      0.25% on all assets

                                             ING PIMCO High Yield                     0.25% on all assets

Pioneer Investment Management, Inc.          ING Pioneer Fund                         0.40% on first $500 million;
                                                                                      0.35% on next $500 million; and
                                                                                      0.30% on assets in excess of $1 billion

                                             ING Pioneer Mid Cap Value                0.35% of all assets

Salomon Brothers Asset Management Inc.       ING Legg Mason Partners All Cap          0.43% on first $150 million;
                                                                                      0.40% on next $350 million; and
                                                                                      0.35% above $500 million

SUB-ADVISER                                  PORTFOLIO                                PORTFOLIO MANAGEMENT FEE
-------------------------------------------- ---------------------------------------- ------------------------------------------
T. Rowe Price Associates                     ING T. Rowe Price Capital                ASSETS UP TO $500 MILLION:
                                             Appreciation (9)(15)                     0.50% on the first $250 million average
                                                                                      daily net assets

                                                                                      0.40% on assets over $250 million average
                                                                                      daily net assets

                                                                                      WHEN ASSETS EXCEED $500 MILLION:
                                                                                      0.40% on the first $1 billion
                                                                                      0.35% on assets over $1 billion

                                                                                      WHEN ASSETS EXCEED $2 BILLION:
                                                                                      0.40% on the first $500 million
                                                                                      0.35% on assets over $500 million

                                                                                      WHEN ASSETS EXCEED $3 BILLION:
                                                                                      0.35% on all assets once assets exceed $3
                                                                                      billion

                                             ING T. Rowe Price Equity Income (9)      0.40% of first $250 million;
                                                                                      0.375% on next $250 million; and
                                                                                      0.35% thereafter

Templeton Global Advisors Limited            ING Templeton Global Growth (1)(12)      0.625% on first $50 million
                                                                                      0.465% on next $150 million
                                                                                      0.375% on next $300 million
                                                                                      0.35% on next $300 million
                                                                                      0.30 % on assets thereafter

UBS Global Asset Management                  ING UBS U.S. Allocation                  0.40% on first $100 million;
                                                                                      0.35% on next $200 million;
                                                                                      0.30% on next $200 million; and
                                                                                      0.25% thereafter

Wells Capital Management, Inc.               ING Wells Fargo Mid Cap Disciplined (1)  0.55% on the first $50 million;
                                                                                      0.50% on the next $50 million;
                                                                                      0.45% on the next $200 million; and
                                                                                      0.40% on assets thereafter

                                             ING Wells Fargo Small Cap Disciplined    0.60% of the Portfolio's average daily net
                                                                                      assets



(1) As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio and ING Alliance Mid Cap Growth Portfolio is known as ING AllianceBernstein Mid Cap Growth Portfolio. As of April 28, 2006, ING Salomon Brothers All Cap Portfolio is known as ING Legg Mason Partners All Cap Portfolio.

(2) J.P. Morgan Investment Management Inc. serves as the Sub-Adviser to ING JPMorgan Emerging Markets Equity Portfolio. ING Investment Management Advisors B.V. served as the Portfolio Manager to ING JPMorgan Emerging Markets Equity Portfolio (formerly, ING Developing World Portfolio) from March 1, 2004 through April 29, 2005. Baring International Investment Limited served as the Sub-Adviser from March 1, 1999 through February 29, 2004.

(3) For purposes of calculating fees under the portfolio management agreement with Julius Baer Investment Management LLC, the assets of the Portfolio will be aggregated with the assets of ING Foreign Fund, a series of ING Mutual Funds, which is not a party to the portfolio management agreement. The aggregated assets will be applied to the above schedule and the resulting fee rate shall be prorated back to the two funds and their respective investment adviser based on relative net assets.

(4) Legg Mason Capital Management, Inc. serves as the Sub-Adviser to ING Legg Mason Value Portfolio (formerly known as ING Janus Growth and Income Portfolio) as of May 3, 2004. Janus Capital Management LLC served as Sub-Adviser from October 2, 2000 through April 30, 2004.

(5) Assets will be aggregated with the assets of ING MFS Mid Cap Growth, ING MFS Total Return, and ING MFS Utilities Portfolios, and ING MFS Capital Opportunities Portfolio (a series managed by an affiliate of DSI), in calculating the Sub-Adviser's fee at the above-stated rate.

(6) OppenheimerFunds, Inc. serves as the Sub-Adviser to ING Oppenheimer Main Street Portfolio(R) (formerly known as ING MFS Research Portfolio) as of November 8, 2004. Massachusetts Financial Services Company served as Sub-Adviser from August 10, 1998 through November 5, 2004.

(7) The assets of ING Oppenheimer Main Street Portfolio(R) are aggregated with those of ING Oppenheimer Global Portfolio and ING Oppenheimer Strategic Income Portfolio, two series managed by an affiliate of DSI and sub-advised by OppenheimerFunds, Inc.

(8) The fees payable under the Portfolio Management Agreement are subject to a preferred provider discount. For purposes of this discount, the assets of the Series will be aggregated with those of ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING T. Rowe Price Growth Equity Portfolio (the "IPI Portfolios"), each a series of ING Partners, Inc. that is managed by an affiliate of the Adviser and sub-advised by the Sub-Adviser. The discount will be calculated based on the aggregate assets of the Series and the IPI Portfolios as follows, and will be applied to any fees payable by a Series.


       -  Aggregate assets between $750 million and $1.5 billion = 5% discount

       -  Aggregate assets between $1.5 billion and $3.0 billion = 7.5% discount
       -  Aggregate assets greater than $3.0 billion = 10% discount

(9) Lord, Abbett & Co. LLC serves as Sub-Adviser to the Portfolio as of December 1, 2005. Salomon Brothers Asset Management, Inc. served as Sub-Adviser to the Portfolio from February 1, 2000 through November 30, 2005.

(10) Templeton Global Advisors Limited serves as the Sub-Adviser to ING Templeton Global Growth Portfolio (formerly known as ING Capital Guardian Managed Portfolio) as of December 5, 2005. ING Capital Guardian Trust Company served as Sub-Adviser from February 1, 2000 through December 4, 2005. Assets offing Franklin Income and ING Templeton Global Growth Portfolios will be aggregated with the assets of ING Templeton Foreign Equity Portfolio (a series managed by an affiliate of DSI), which is not a party to the Sub-Advisory Agreement, in calculating the Sub-Adviser's fee at the above stated rate.

(11) For purposes of calculating fees under this Agreement, the assets of ING Franklin Income Portfolio shall be aggregated with the assets of ING Templeton Foreign Equity Portfolio and ING Templeton Global Growth Portfolio.

(12) For purposes of calculating fees under the Sub-Advisory Agreement, the assets of the Portfolio shall be combined with the assets of ING Liquid Assets Portfolio, a series of the Trust that does not offer ADV Class shares.

(13) For purposes of calculating fees under the Sub-Advisory Agreement, the assets of ING Global Real Estate Portfolio shall be aggregated with the assets of ING Global Real Estate Fund, a series of ING Mutual Funds that is also advised by the Adviser and sub-advised by the Sub-Adviser.

(14) For purposes of calculating fees under the Sub-Advisory Agreement with Morgan Stanley Investment Management Inc., the assets of the Portfolio will be aggregated with the assets of ING Van Kampen Comstock Portfolio (a series managed by an affiliate of the Advisers).

(15) The Sub-Adviser provides a transitional credit to the Adviser when Portfolio assets are between $2.93 billion and $3.00 billion. The transitional credit is intended to lessen the impact of the sub-advisory fees payable by ING to T. Rowe Price Capital Appreciation Portfolio when the Portfolio's assets decline below $3 billion and application of the tiered fee rate structure is triggered.


                          TOTAL SUB-ADVISORY FEES PAID


The following chart sets forth the total amounts paid by the Advisers to each Sub-Adviser for the last three fiscal years ended December 31:



SUB-ADVISER                                                         2005              2004             2003
ALLIANCEBERSTEIN LLP
ING AllianceBernstein Mid Cap Growth Portfolio(1)              $    1,611,380    $    1,569,511   $    1,127,263

BARING INTERNATIONAL INVESTMENT LIMITED
ING Global Resources Portfolio(11)                             $    1,156,008    $      688,043   $      343,219
ING JPMorgan Emerging Markets Equity Portfolio (2)                        N/A    $      182,828   $      677,886

CAPITAL GUARDIAN TRUST COMPANY
ING Templeton Global Growth Portfolio(1)(14)                   $    1,793,206    $    2,093,644   $    1,638,449
ING Capital Guardian Small/Mid Cap Portfolio                   $    2,363,245    $    2,711,085   $    2,270,239
ING Capital Guardian U.S. Equities Portfolio                   $    2,525,121    $    2,523,691   $    1,796,091

EAGLE ASSET MANAGEMENT, INC.
ING Eagle Asset Capital Appreciation Portfolio                 $      828,597    $      872,784   $      734,346

SUB-ADVISER                                                         2005              2004             2003
EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC
ING Evergreen Health Sciences Portfolio                        $      370,666    $       70,896              N/A
ING Evergreen Omega Portfolio                                  $      188,227    $        7,174              N/A

FIDELITY MANAGEMENT & RESEARCH COMPANY
ING UBS U.S. Allocation Portfolio (3)                                     N/A               N/A   $       73,258
ING FMR(SM) Diversified Mid Cap Portfolio                      $    1,502,533    $      971,386   $      608,175
ING FMR(SM) Earnings Growth Portfolio                          $      193,306               N/A              N/A
ING FMR(SM) Small Cap Equity Portfolio                                    N/A               N/A              N/A

FRANKLIN ADVISERS, INC.
ING Franklin Income Portfolio                                             N/A               N/A              N/A

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
ING Goldman Sachs Tollkeeper(SM) Portfolio                     $      370,014    $      427,368   $      300,761

ING CLARION REAL ESTATE SECURITIES L.P.
ING Global Real Estate Portfolio                                          N/A               N/A              N/A

ING INVESTMENT MANAGEMENT ADVISORS, B.V.
ING JPMorgan Emerging Markets Equity Portfolio(2)              $      227,146               N/A              N/A
ING VP Index Plus International Equity Portfolio               $        9,696               N/A              N/A

ING INVESTMENT MANAGEMENT CO.
ING Disciplined Small Cap Value Portfolio                                 N/A               N/A              N/A
ING EquitiesPlus Portfolio                                                N/A               N/A              N/A
ING Global Resources Portfolio (1)(11)                                    N/A    $      688,043   $      343,219
ING International Portfolio (4)                                $      876,597    $    1,000,770   $      404,460
ING Limited Maturity Bond Portfolio (5)                        $      428,270    $      738,995   $      341,809

ING INVESTMENT MANAGEMENT LLC
ING Limited Maturity Bond Portfolio (5)                                   N/A               N/A   $      729,303
ING  VP Index Plus International Equity Portfolio                         N/A               N/A              N/A

ING INVESTMENTS, LLC
ING International Portfolio (4)                                           N/A               N/A   $      523,497

JANUS CAPITAL MANAGEMENT LLC
ING Legg Mason Value Portfolio (7)                                        N/A    $      342,752   $      949,179
ING Janus Contrarian Portfolio (1)                             $      309,490    $      257,782   $      182,522

JENNISON ASSOCIATES LLC
ING Wells Fargo Mid Cap Disciplined Portfolio (1) (12)         $      929,951    $    1,516,896   $    1,368,372

J.P. MORGAN INVESTMENT MANAGEMENT INC.
ING JPMorgan Emerging Markets Equity Portfolio (2)             $      858,020    $      597,735   $      677,886
ING JPMorgan Small Cap Equity Portfolio                        $    1,436,685    $      808,884   $      218,826
ING JPMorgan Value Opportunities Portfolio                     $      336,047               N/A              N/A

J.P. MORGAN FLEMING ASSET MANAGEMENT (LONDON) LIMITED
ING Julius Baer Foreign Portfolio (8)                                     N/A               N/A   $       58,247

JULIUS BAER INVESTMENT MANAGEMENT LLC

SUB-ADVISER                                                         2005              2004             2003
ING Julius Baer Foreign Portfolio (8)                          $    2,601,598    $      736,683   $       44,396

LEGG MASON CAPITAL MANAGEMENT, INC.
ING Legg Mason Value Portfolio (7)                             $    1,715,734    $      766,777   $      949,179

LORD, ABBETT & CO. LLC
ING Lord Abbett Affilliated Portfolio (1)(13)                  $       54,440    $      645,840   $      459,044

MARSICO CAPITAL MANAGEMENT LLC
ING Marsico Growth Portfolio                                   $    3,797,503    $    3,627,525   $    3,071,772
ING Marsico International Opportunities Portfolio(4)           $      240,942               N/A              N/A
MASSACHUSETTS FINANCIAL SERVICES COMPANY
ING Oppenheimer Main Street Portfolio(R)(2)                               N/A    $    1,469,614   $    1,675,310
ING MFS Mid-Cap Growth Portfolio                               $    1,974,241    $    2,144,786   $    1,787,061
ING MFS Total Return Portfolio                                 $    4,599,969    $    3,569,463   $    3,249,118
ING MFS Utilities Portfolio                                    $      204,676               N/A              N/A

MERCURY ADVISORS
ING Mercury Large Cap Growth Portfolio (10)                    $      239,699    $       84,963   $       47,898
ING Mercury Large Cap Value Portfolio(10)                      $      447,434    $      322,860   $       74,867

MORGAN STANLEY INVESTMENT MANAGEMENT INC. D/B/A VAN KAMPEN
ING Van Kampen Equity Growth Portfolio                         $      371,709    $      285,202   $       84,758
ING Van Kampen Global Franchise Portfolio                      $    1,383,216    $      699,903   $      259,808
ING Van Kampen Growth and Income Portfolio                     $    2,658,024    $    2,456,038   $    2,069,379
ING Van Kampen Real Estate Portfolio                           $    3,428,681    $    1,917,507   $    1,201,685

OPPENHEIMERFUNDS, INC.
ING Oppenheimer Main Street Portfolio(R)(2)                    $    1,350,095    $      723,712              N/A

PACIFIC INVESTMENT MANAGEMENT LLC
ING PIMCO Core Bond Portfolio                                  $    2,342,201    $    1,570,659   $    1,353,617
ING PIMCO High Yield Portfolio                                 $    1,720,746    $    1,042,592              N/A

PIONEER INVESTMENT MANAGEMENT, INC.
ING Pioneer Fund Portfolio                                     $      124,492               N/A              N/A
ING Pioneer Mid Cap Value Portfolio                            $      817,517               N/A              N/A

SALOMON BROTHERS ASSET MANAGEMENT INC.
ING Lord Abbett Affiliated Portfolio (1) (13)                  $      690,826    $      645,840   $      459,044
ING Legg Mason Partners All Cap Portfolio (1)                  $    1,747,737    $    1,809,529   $    1,412,071

T. ROWE PRICE ASSOCIATES, INC.
ING T. Rowe Price Capital Appreciation Portfolio               $    7,456,867    $    6,024,458   $    4,408,016
ING T. Rowe Price Equity Income Portfolio                      $    4,090,205    $    2,973,368   $    1,884,203

TEMPLETON GLOBAL ADVISERS LIMITED
ING Templeton Global Growth Portfolio (1)(14)                  $      122,192    $    2,093,644   $    1,638,449

UBS ASSET MANAGEMENT (AMERICAS) INC.
ING UBS U.S. Allocation Portfolio (1) (3)                      $      464,757    $      391,312   $      180,971

SUB-ADVISER                                                         2005              2004             2003
WELLS CAPITAL MANAGEMENT, INC.
ING Wells Fargo Mid Cap Disciplined Portfolio (1)(12)          $      473,944    $    1,516,896   $    1,368,372
ING Wells Fargo Small Cap Disciplined Portfolio                $        2,466               N/A              N/A


----------

(1) As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio and ING Alliance Mid Cap Growth Portfolio is known as ING AllianceBernstein Mid Cap Growth Portfolio. As of April 28, 2006, ING Salomon Brothers All Cap Portfolio is known as ING Legg Mason Partners All Cap Portfolio.

(2) Effective April 29, 2005, ING JPMorgan Emerging Markets Equity Portfolio Portfolio is sub-advised by J.P. Morgan Investment Management Inc. From March 1, 2004 through April 28, 2005, the Portfolio was sub-advised by ING Investment Management Advisors B.V., which received the fees set out in the table above for the period March 1, 2004 through April 28, 2005. From March 15, 2000 through March 1, 2004, the Portfolio was sub-advised by Baring International Investment Limited, which received the fees set out in the table above for the period March 15, 1999 through March 1, 2004.

(3) Effective May 1, 2003, ING UBS U.S. Allocation Portfolio is sub-advised by UBS Asset Management Inc. From October 2, 2000 through May 1, 2003, the Portfolio was sub-advised by Fidelity Management and Research Company, which received the fees set out in the table above for the period October 2, 2000 through May 1, 2003.

(4) Effective September 2, 2003, ING International Portfolio is sub-advised by ING Investment Management Co. From December 17, 2001, through September 1, 2003, the Portfolio was sub-advised by ING Investments, LLC, which received the fees set out in the table above for the period ended September 1, 2003.

(5) Effective September 2, 2003, ING Limited Maturity Bond Portfolio is sub-advised by ING Investments Management Co. From January 2, 1998 through September 1, 2003, the Portfolio was sub-advised by ING Investment Management, LLC, which received the fees set out in the table above for the period ended September 1, 2003.

(6) Effective September 2, 2003, ING Liquid Assets Portfolio is sub-advised by ING Investment Management Co. From January 2, 1998 through September 1, 2003, the Portfolio was sub-advised by ING Investment Management, LLC, which received the fees set out in the table above for the period ended September 1, 2003.

(7) Effective May 3, 2004, ING Legg Mason Value Portfolio is sub-advised by Legg Mason Capital Management, Inc. From September 9, 2002 through May 2, 2004, the Portfolio was sub-advised by Janus Capital Management LLC, which received the fees set out in the table above for the period ended May 2, 2004.

(8) Effective September 2, 2003, ING Julius Baer Foreign Portfolio is sub-advised by Julius Baer Investment Management LLC. From May 1, 2002 through September 1, 2003, the Portfolio was sub-advised by J.P. Morgan Fleming Asset Management (USA) Inc., which received the fees set out in the table above for the period ended September 1, 2003.

(9) Effective November 8, 2004, ING Oppenheimer Main Street Portfolio(R) is sub-advised by OppenheimerFunds, Inc. From August 10, 1998 through November 5, 2004, the Portfolio was sub-advised by Massachusetts Financial Services Company, which received the fees set out in the table above for the period ended November 5, 2004.

(10) Portfolio commenced operations on May 1, 2002.

(11) Effective January 3, 2006, ING Global Resources Portfolio is sub-advised by ING IM. From March 1, 1999 through December 31, 2005, the Portfolio was sub-advised by Baring International Limited, which received the fees set out in the table above for the period ended December 31, 2005.

(12) Effective August 29, 2005, ING Wells Fargo Mid Cap Disciplined Portfolio is sub-advised by Wells Capital Management, LLC. From July 31, 2002 through August 29, 2005, the Portfolio was sub-advised by Jennison Associates LLC, which received the fees set out in the table above for the period July 31, 2002 through August 29, 2005.

(13) Effective December 1, 2005, ING Lord Abbett Affiliated Portfolio is sub-advised by Lord, Abbett & Co. LLC. From February 1, 2000 through December 1, 2005, the Portfolio was sub-advised by Salomon Brothers Asset Management Inc, which received the fees set out in the table above for the period February 1, 2000 through December 1, 2005.

(14) Effective December 5, 2005, ING Templeton Global Growth Portfolio is sub-advised by Templeton Global Advisors Limited. From January 28, 2000 through December 5, 2005, the Portfolio was sub-advised by Capital Guardian Trust Company, which received the fees set out in the table above for the period January 28, 2000 through December 5, 2005.

                   OTHER INFORMATION ABOUT PORTFOLIO MANAGERS

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                   OTHER ACCOUNTS
                      ----------------------------------------------------------------------------------------------------
PORTFOLIO             NUMBER OF                         NUMBER OF                           NUMBER OF     TOTAL ASSETS
MANAGER               ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------------------
Catherine Wood        5            $   5,537,465,858    30             $  8,880,542,000     52            $  1,416,910,080


There were no accounts for which advisory fee is based on performance.


POTENTIAL CONFLICTS OF INTEREST

     As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

     EMPLOYEE PERSONAL TRADING. AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

     MANAGING MULTIPLE ACCOUNTS FOR MULTIPLE CLIENTS. AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.

     ALLOCATING INVESTMENT OPPORTUNITIES. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

     AllianceBernstein's procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

     To address these conflicts of interest, AllianceBernstein's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (E.G., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     AllianceBernstein's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals' annual compensation is comprised of the following:

          (i) FIXED BASE SALARY: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

          (ii) DISCRETIONARY INCENTIVE COMPENSATION IN THE FORM OF AN ANNUAL CASH BONUS: AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (E.G., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein's leadership criteria.

          (iii) DISCRETIONARY INCENTIVE COMPENSATION IN THE FORM OF AWARDS UNDER ALLIANCEBERNSTEIN'S PARTNERS COMPENSATION PLAN ("DEFERRED AWARDS"): AllianceBernstein's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein's clients and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein's publicly traded equity securities.(1)

          (iv)   CONTRIBUTIONS UNDER ALLIANCEBERNSTEIN'S PROFIT SHARING/401(k)
          PLAN: The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Catherine Wood                   None



ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES (1)                     VEHICLES (2)                        OTHER ACCOUNTS (3)(4)
                      ----------------------------------------------------------------------------------------------------
PORTFOLIO             NUMBER OF    TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF     TOTAL ASSETS (IN
MANAGER               ACCOUNTS     BILLIONS)            ACCOUNTS       BILLIONS)            ACCOUNTS      BILLIONS)
--------------------------------------------------------------------------------------------------------------------------
James S. Kang         9            $  4.75              6              $  1.71              85            $  20.36

Karen A. Miller       13           $  5.61              15             $  2.70              101           $  23.60

Kathryn M. Peters     2            $  0.15              5              $  0.68              3             $   0.41

Theodore R. Samuels   11           $  5.46              10             $  5.35              447           $  35.07

Lawrence R. Solomon   2            $  0.15              5              $  0.68              3             $   0.41



(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.


----------
(1) Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of AllianceBernstein's Master Limited Partnership Units.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
(4) Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio managers and their families are not reflected.


The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005 for which the advisory fee is based on performance.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES (1)                     VEHICLES (2)                        OTHER ACCOUNTS (3)(4)
                      ----------------------------------------------------------------------------------------------------
PORTFOLIO             NUMBER OF    TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF     TOTAL ASSETS (IN
MANAGER               ACCOUNTS     BILLIONS)            ACCOUNTS       BILLIONS)            ACCOUNTS      BILLIONS)
--------------------------------------------------------------------------------------------------------------------------
James S. Kang         0            N/A                  0              N/A                  3             $ 2.85
Karen A. Miller       0            N/A                  0              N/A                  3             $ 2.85
Kathryn M. Peters     0            N/A                  0              N/A                  0                N/A
Theodore R. Samuels   0            N/A                  0              N/A                  4             $ 3.01
Lawrence R. Solomon   0            N/A                  0              N/A                  0                N/A



(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
(4) Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio managers and their families are not reflected.

POTENTIAL CONFLICTS OF INTEREST

CGTC has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager's management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, CGTC believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     At CGTC, portfolio managers and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results and also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise.

     The benchmarks used to measure performance of the portfolio managers for the ING Capital Guardian Small/Mid Cap Portfolio include the Russell Midcap(R) Index and the Custom Russell 2800 Index which includes the Russell 2000(R) Index and the Russell Midcap(R) Index.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
James S. Kang                    None
Karen A. Miller                  None
Kathryn M. Peters                None
Theodore R. Samuels              None
Lawrence R. Solomon              None



ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES (1)                     VEHICLES (2)                        OTHER ACCOUNTS (3)(4)
                      ----------------------------------------------------------------------------------------------------
  PORTFOLIO           NUMBER OF    TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF     TOTAL ASSETS (IN
  MANAGER             ACCOUNTS     BILLIONS)            ACCOUNTS       BILLIONS)            ACCOUNTS      BILLIONS)
--------------------------------------------------------------------------------------------------------------------------
Terry Berkemeier      7            $  3.74              9              $  5.49              159           $  47.29
Michael R. Ericksen   11           $  4.50              23             $ 17.61              390           $ 109.14
David I. Fisher       22           $ 21.40              33             $ 46.79              324           $ 103.73
Karen A. Miller       13           $  5.48              15             $  2.70              101           $  23.60
Theodore R. Samuels   11           $  5.33              10             $  5.35              447           $  35.07
Eugene P. Stein       11           $  5.06              14             $  6.79              141           $  43.39
Alan J. Wilson        10           $  6.32              8              $  2.13              97            $  27.20



(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
(4) Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio managers and their families are not reflected.

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005 for which the advisory fee is based on performance.



                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES (1)                     VEHICLES (2)                        OTHER ACCOUNTS (3)(4)
                      ----------------------------------------------------------------------------------------------------
                      NUMBER
   PORTFOLIO          OF           TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN    NUMBER OF     TOTAL ASSETS (IN
   MANAGER            ACCOUNTS     BILLIONS)(1)         ACCOUNTS       BILLIONS)(1)        ACCOUNTS      BILLIONS)(1)
--------------------------------------------------------------------------------------------------------------------------
Terry Berkemeier      0                N/A              0              N/A                  13            $  7.22

Michael Ericksen      0                N/A              0                  N/A              58            $ 24.79
David Fisher          1            $  0.87              3              $  0.63              14            $  9.39
Karen Miller          0                N/A              0                  N/A              3             $  2.85
Ted Samuels           0                N/A              0                  N/A              4             $  3.01
Gene Stein            0                N/A              0                  N/A              8             $  6.42
Alan Wilson           0                N/A              0                  N/A              6             $  3.54



(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
(4) Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio managers and their families are not reflected.

POTENTIAL CONFLICTS OF INTEREST

     CGTC has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager's management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, CGTC believes that all issues relating to potential material conflicts of interest involving this Portfolio and its other managed accounts have been addressed.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     At CGTC, portfolio managers and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results and also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise.

     The benchmarks used to measure performance of the portfolio managers for the ING Capital Guardian U.S. Equities Portfolio include the S&P 500(R) Index and a customized Growth and Income index based on the Lipper Growth and Income Index.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Terry Berkheheier                None
Michael Ericksen                 None
David Fisher                     None
Karen Miller                     None
Ted Samuels                      None
Gene Stein                       None
Alan Wilson                      None



ING DISCIPLINED SMALL CAP VALUE PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005:



                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                            OTHER ACCOUNTS
                      ----------------------------------------------------------------------------------------------------
 PORTFOLIO            NUMBER OF      TOTAL ASSETS       NUMBER OF      TOTAL ASSETS         NUMBER OF     TOTAL ASSETS
 MANAGER              ACCOUNTS       (IN BILLIONS)      ACCOUNTS       (IN BILLIONS)        ACCOUNTS      (IN BILLIONS)
--------------------------------------------------------------------------------------------------------------------------
Omar Aguilar, Ph.D.   44             $  16,050,225,514  0              N/A                  4             $  982,057,596



POTENTIAL CONFLICTS OF INTEREST

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

     While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

     Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

     ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

     A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

     Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Compensation consists of (a) base salary and (b) bonus, which is based on ING IM performance, 1 year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the Lipper International Multi-Cap Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a "scorecard" that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for mutual fund accounts managed by the team.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Omar Aguilar, Ph.D.              None

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                   OTHER ACCOUNTS
                      ----------------------------------------------------------------------------------------------------
                      NUMBER
 PORTFOLIO            OF                                NUMBER OF                           NUMBER OF
 MANAGER              ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS(1)   TOTAL ASSETS
--------------------------------------------------------------------------------------------------------------------------
Richard Skeppstrom    4            $  170,812,036       0              $  0                 6,331         $  1,942,836,769
John Jordan II        4            $  170,812,036       0              $  0                 6,331         $  1,942,836,769
Craig Dauer           4            $  170,812,036       0              $  0                 6,331         $  1,942,836,769
Robert Marshall       4            $  170,812,036       0              $  0                 6,331         $  1,942,836,769


There were no accounts for which the advisory fee was based on performance.


POTENTIAL CONFLICTS OF INTEREST


     Eagle's portfolio management team manages other accounts with investment strategies similar to the portfolio. Certain conflicts of interest may arise in connection with the management of multiple portfolios. As noted above, fees vary among these accounts and the portfolio manager may personally invest in some of these accounts. This could create potential conflicts of interest where a portfolio manager may favor certain accounts over others, resulting in other accounts outperforming the Portfolio. Other potential conflicts include conflicts in the allocation of investment opportunities and aggregated trading. However, Eagle has developed and implemented policies and procedures designed to ensure that all clients are treated equitably. In addition, compliance oversight and monitoring ensures adherence to policies designed to avoid conflicts. Also, as indicated in Eagle's Code of Ethics there are certain procedures in place to avoid conflicts of interest when Eagle and other investment personnel of Eagle buy or sell securities also owned by, or bought or sold for clients.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Eagle Asset seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Investment professionals receive a fixed base salary and a fixed amount of deferred compensation along with a variable bonus based on performance and various other variable forms of compensation, including stock options and a RJF Executive benefit plan.

     Eagle Asset has created a compensation plan that provides their investment professionals with long-term financial incentives and encourages them to develop their careers at Eagle Asset. Their investment professionals are compensated as follows:

     - All portfolio managers, analysts, and traders are paid base salaries that are competitive with others in their fields, based on industry surveys;
     - Portfolio managers participate in a revenue-sharing program that provides incentives to build a successful investment program over the long term;
     - Additional deferred compensation plans are provided to key investment professionals;
     - Analysts and traders receive incentive bonus compensation up to three times their base salaries, primarily based upon experience and their contribution to investment results;
     - All portfolio managers participate in a non-qualified stock option program that vests at the end of the seventh year following their respective dates of employment; and
     - All employees receive benefits from Eagle Asset's parent company including a 401(k) plan, profit sharing, Employee Stock Option Plan and Employee Stock Purchase Plan.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Richard Skeppstrom, II           None
Robert R. Marshall               None
E. Craig Dauer                   None
John G. Jordan, III              None



ING EQUITIESPLUS PORTFOLIO

OTHER MANAGED ACCOUNTS


The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                   OTHER ACCOUNTS
                      ----------------------------------------------------------------------------------------------------
                      NUMBER
 PORTFOLIO            OF                                NUMBER OF                           NUMBER OF
 MANAGER              ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
--------------------------------------------------------------------------------------------------------------------------
James B. Kauffmann*   41           $  14,051,506,591    14             $  1,869,777,360     30            $  9,009,842,871

* 1 account with $468,846,079 in assets under management receives a performance-based fee.

POTENTIAL CONFLICTS OF INTEREST


From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.


Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


Compensation consists of (a) base salary and (b) bonus, which is based on ING IM performance, 1 year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the Lipper International Multi-Cap Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a "scorecard" that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for mutual fund accounts managed by the team.

Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
James B. Kauffmann               None



ING EVERGREEN HEALTH SCIENCES PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                   OTHER ACCOUNTS
                      ----------------------------------------------------------------------------------------------------
                      NUMBER
 PORTFOLIO            OF                                NUMBER OF                           NUMBER OF
 MANAGER              ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
--------------------------------------------------------------------------------------------------------------------------
Liu-Er Chen           2            $  674,818,979       0              N/A                  0             N/A


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST

     A portfolio manager may experience certain conflicts of interest in managing the Fund's investments, on the one hand, and the investments of other accounts, including the Evergreen funds, on the other. For example, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. Evergreen Investment Management Company, LLC ("EIMC") has policies and procedures to address potential conflicts of interest relating to the allocation of investment opportunities. EIMC's policies and procedures relating to the allocation of investment opportunities address these potential conflicts by limiting portfolio manager discretion and are intended to result in fair and equitable allocations among all products managed by that portfolio manager or team that might be eligible for a particular investment. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

     The management of multiple funds and other accounts may give rise to potential conflicts of interest, particularly if the funds and accounts have different objectives, benchmarks and time horizons, as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the management of other accounts may require the portfolio manager to devote less than all of his or her time to a fund, which may constitute a conflict with the interest of the fund. EIMC seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing in large capitalization equity securities. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

     As noted above, EIMC does not receive a performance fee for its management of the Fund or the other funds managed by Ms. Cullinane or Mr. Chen. EIMC and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund--for instance, those that pay a higher advisory fee and/or have a performance fee. The policies of EIMC, however, require that portfolio managers treat all accounts they manage equitably and fairly.

     EIMC has a policy allowing it to aggregate sale and purchase orders of securities for all accounts with similar orders if, in EIMC's reasonable judgment, such aggregation is reasonably likely to result generally in lower per-share brokerage commission costs. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transactions were not being executed concurrently for other accounts. In addition, in many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. EIMC has also adopted policies and procedures in accordance with Rule 17a-7 under the 1940 Act relating to transfers effected without a broker-dealer between registered investment companies or a registered investment company client and another advisory client, to ensure compliance with the rule and fair and equitable treatment of both clients involved in such transactions.

     Portfolio managers may also experience certain conflicts between their own personal interests and the interests of the accounts they manage, including the Funds. One potential conflict arises from the weighting methodology used in determining bonuses, as described below, which may give a portfolio manager an incentive to allocate a particular investment opportunity to a product that has a greater weighting in determining his or her bonus. Another potential conflict may arise if a portfolio manager were to have a larger personal investment in one fund than he or she does in another, giving the portfolio manager an incentive to allocate a particular investment opportunity to the fund in which he or she holds a larger stake. EIMC's Code of Ethics addresses potential conflicts of interest that may arise in connection with a portfolio manager's activities outside EIMC by prohibiting, without prior written approval from the Code of Ethics Compliance Officer, portfolio managers from participating in investment clubs and from providing investment advice to, or managing, any account or portfolio in which the portfolio manager does not have a beneficial interest and that is not a client of EIMC.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Investment professionals' compensation consists primarily of a base salary and an annual bonus. Each portfolio manager's base salary is reviewed annually and adjusted based on consideration of various factors specific to the individual portfolio manager, including, among others, experience, quality of performance record and breadth of management responsibility, and based on a comparison to competitive market data provided by external compensation consultants. The annual bonus pool for portfolio managers and other employees that are eligible to receive bonuses is determined based on the overall profitability of the firm during the relevant year.

     The annual bonus has an investment performance component (portfolio managers-75%, analysts-65%, traders-50%) and a subjective evaluation component (portfolio managers-25%, analysts-35%, traders-50%). The amount of the investment performance component is based on the pre-tax investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior five years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics). In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%. In general, the investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product. In certain cases, portfolio weights within the composite may differ from the actual weights as determined by assets.

     To be eligible for an investment performance related bonus, the time-weighted average percentile rank must be above the 50th percentile. An investment professional has the opportunity to maximize the investment component of the incentive payout by generating performance at the 25th percentile level.

     In determining the subjective evaluation component of the bonus, each investment professional is measured against predetermined objectives and evaluated in light of other discretionary considerations. Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

     Funding for the Evergreen incentive plans is derived from a formula based on the net profitability of the firm on an annual basis. Incentive plan funds are then allocated to each line of business. Incentives payments to individuals can be a meaningful part of their overall compensation package. All investment professionals are eligible to participate in the incentive plan. A portion of incentives is deferred into restricted stock on a multi-year vesting schedule to promote ownership in the company and retention of investment professionals.

     As part of Evergreen's compensation plan for investment professionals, they may also receive incentive awards of restricted stock in Wachovia Corporation, Evergreen Investment Management Company LLC's publicly traded parent company, based on their performance and positions held.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Liu-Er Chen                      None



ING EVERGREEN OMEGA PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                   OTHER ACCOUNTS
                      ------------------------------------------------------------------------------------------------
                      NUMBER
 PORTFOLIO            OF                                NUMBER OF                           NUMBER OF
 MANAGER              ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
----------------------------------------------------------------------------------------------------------------------
Maureen E. Cullinane  5            $  1,880,564,464     0              N/A                  0             N/A



None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST

     A portfolio manager may experience certain conflicts of interest in managing the Fund's investments, on the one hand, and the investments of other accounts, including the Evergreen funds, on the other. For example, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. Evergreen Investment Management Company, LLC ("EIMC") has policies and procedures to address potential conflicts of interest relating to the allocation of investment opportunities. EIMC's policies and procedures relating to the allocation of investment opportunities address these potential conflicts by limiting portfolio manager discretion and are intended to result in fair and equitable allocations among all products managed by that portfolio manager or team that might be eligible for a particular investment. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

     The management of multiple funds and other accounts may give rise to potential conflicts of interest, particularly if the funds and accounts have different objectives, benchmarks and time horizons, as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the management of other accounts may require the portfolio manager to devote less than all of his or her time to a fund, which may constitute a conflict with the interest of the fund. EIMC seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing in large capitalization equity securities. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

     As noted above, EIMC does not receive a performance fee for its management of the Fund or the other funds managed by Ms. Cullinane or Mr. Chen. EIMC and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund--for instance, those that pay a higher advisory fee and/or have a performance fee. The policies of EIMC, however, require that portfolio managers treat all accounts they manage equitably and fairly.

     EIMC has a policy allowing it to aggregate sale and purchase orders of securities for all accounts with similar orders if, in EIMC's reasonable judgment, such aggregation is reasonably likely to result generally in lower per-share brokerage commission costs. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transactions were not being executed concurrently for other accounts. In addition, in many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. EIMC has also adopted policies and procedures in accordance with Rule 17a-7 under the 1940 Act relating to transfers effected without a broker-dealer between registered investment companies or a registered investment company client and another advisory client, to ensure compliance with the rule and fair and equitable treatment of both clients involved in such transactions.

     Portfolio managers may also experience certain conflicts between their own personal interests and the interests of the accounts they manage, including the Funds. One potential conflict arises from the weighting methodology used in determining bonuses, as described below, which may give a portfolio manager an incentive to allocate a particular investment opportunity to a product that has a greater weighting in determining his or her bonus. Another potential conflict may arise if a portfolio manager were to have a larger personal investment in one fund than he or she does in another, giving the portfolio manager an incentive to allocate a particular investment opportunity to the fund in which he or she holds a larger stake. EIMC's Code of Ethics addresses potential conflicts of interest that may arise in connection with a portfolio manager's activities outside EIMC by prohibiting, without prior written approval from the Code of Ethics Compliance Officer, portfolio managers from participating in investment clubs and from providing investment advice to, or managing, any account or portfolio in which the portfolio manager does not have a beneficial interest and that is not a client of EIMC.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Investment professionals' compensation consists primarily of a base salary and an annual bonus. Each portfolio manager's base salary is reviewed annually and adjusted based on consideration of various factors specific to the individual portfolio manager, including, among others, experience, quality of performance record and breadth of management responsibility, and based on a comparison to competitive market data provided by external compensation consultants. The annual bonus pool for portfolio managers and other employees that are eligible to receive bonuses is determined based on the overall profitability of the firm during the relevant year.

     The annual bonus has an investment performance component (portfolio managers-75%, analysts-65%, traders-50%) and a subjective evaluation component (portfolio managers-25%, analysts-35%, traders-50%). The amount of the investment performance component is based on the pre-tax investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior five years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics). In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%. In general, the investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product. In certain cases, portfolio weights within the composite may differ from the actual weights as determined by assets.

     To be eligible for an investment performance related bonus, the time-weighted average percentile rank must be above the 50th percentile. An investment professional has the opportunity to maximize the investment component of the incentive payout by generating performance at the 25th percentile level.

     In determining the subjective evaluation component of the bonus, each investment professional is measured against predetermined objectives and evaluated in light of other discretionary considerations. Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

     Funding for the Evergreen incentive plans is derived from a formula based on the net profitability of the firm on an annual basis. Incentive plan funds are then allocated to each line of business. Incentives payments to individuals can be a meaningful part of their overall compensation package. All investment professionals are eligible to participate in the incentive plan. A portion of incentives is deferred into restricted stock on a multi-year vesting schedule to promote ownership in the company and retention of investment professionals.

     As part of Evergreen's compensation plan for investment professionals, they may also receive incentive awards of restricted stock in Wachovia Corporation, Evergreen Investment Management Company LLC's publicly traded parent company, based on their performance and positions held.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Maureen E. Cullinane             None



ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES*                        VEHICLES                                  OTHER ACCOUNTS
                      ----------------------------------------------------------------------------------------------------
                      NUMBER
 PORTFOLIO            OF           TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF     TOTAL ASSETS (IN
 MANAGER              ACCOUNTS     MILLIONS)            ACCOUNTS       MILLIONS)            ACCOUNTS      MILLIONS)
--------------------------------------------------------------------------------------------------------------------------
Tom Allen             3            $  7,281             0              N/A                  1             $  185



*Includes ING FMR(SM) Diversified Mid Cap Portfolio ($616 (in millions) assets managed).

There were no accounts managed with performance-based advisory fees.

POTENTIAL CONFLICTS OF INTEREST

     The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGER

     Tom Allen is the portfolio manager of ING FMR(SM) Diversified Mid Cap Portfolio and receives compensation for his services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

     The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of other FMR equity funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to five years for the comparison to a Lipper peer group, and rolling periods of up to three years for the comparison to a Morningstar peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the fund's pre-tax investment performance measured against the S&P Mid Cap 400 Index and the fund's pre-tax investment performance within the Lipper MidCap Objective and the Morningstar Mid-Cap Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Tom Allen                        None



ING FMR(SM) EARNINGS GROWTH PORTFOLIO

OTHER MANAGED ACCOUNTS



     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.

                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES*                        VEHICLES                                  OTHER ACCOUNTS
                      ----------------------------------------------------------------------------------------------------
                      NUMBER
 PORTFOLIO            OF           TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF     TOTAL ASSETS (IN
 MANAGER              ACCOUNTS     MILLIONS)            ACCOUNTS       MILLIONS)            ACCOUNTS      MILLIONS)
--------------------------------------------------------------------------------------------------------------------------
Joe Day               2            $  741               1              $  201               20            $  2,732



* Includes ING FMR(SM) Earnings Growth Portfolio ($151 (in millions) assets managed).

There were no accounts managed with performance-based advisory fees

POTENTIAL CONFLICTS OF INTEREST

     The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGER

     Joseph Day is the portfolio manager of ING FMR Earnings Growth Portfolio and receives compensation for his services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other equity funds and accounts managed by FMR or an affiliate. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure or those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the fund's pre-tax investment performance measured against the Russell 1000(R) Growth Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Joe Day                          None

ING FMR(SM) SMALL CAP EQUITY PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets managed by the portfolio manager as of December 31, 2005:


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                  OTHER ACCOUNTS
                      ----------------------------------------------------------------------------------------------------
                      NUMBER
 PORTFOLIO            OF           TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF     TOTAL ASSETS (IN
 MANAGER              ACCOUNTS     MILLIONS)            ACCOUNTS       MILLIONS)            ACCOUNTS      MILLIONS)
--------------------------------------------------------------------------------------------------------------------------
Thomas Hense          1            $  0                 2              $  340               4             $  759



POTENTIAL CONFLICTS OF INTEREST

     The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflict of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGER

     Tom Hense is the portfolio manager of ING FMR Small Cap Equity Portfolio and receives compensation for his services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

     The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's master accounts relative to a benchmark index assigned to each master account and (ii) the investment performance of a broad ranger of other equity funds and accounts managed by FMR or an affiliate. The pre-tax investment performance of the portfolio manager's master accounts is weighted according to his tenure on those master accounts and the average asset size of those master accounts over his tenure. Each component is calculated separately over the portfolio manager's tenure on those master accounts over a measurement period that initially is contemporaneous with his tenure, but eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the master account for the international investment discipline in which ING FMR Small Cap Equity Portfolio is invested is based on the master account's pre-tax investment performance measured against the Russell 2000(R) Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

SUB-ADVISER OWNERSHIP OF SECURITIES

     The following table shows the dollar amount range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Thomas Hense                     None



ING FRANKLIN INCOME PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                   OTHER ACCOUNTS
                      ------------------------------------------------------------------------------------------------
                      NUMBER
 PORTFOLIO            OF                                NUMBER OF                           NUMBER OF
 MANAGER              ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
----------------------------------------------------------------------------------------------------------------------
Charles B. Johnson    3            $  43,538            0              N/A                  0             N/A
Edward D. Perks       6            $  46,005            0              N/A                  0             N/A



POTENTIAL CONFLICTS OF INTEREST

     The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

     The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

     Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

     The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

          BASE SALARY Each portfolio manager is paid a base salary.

          ANNUAL BONUS Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

          - INVESTMENT PERFORMANCE. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

          - NON-INVESTMENT PERFORMANCE. The more qualitative contributions of a portfolio manager to the manager's business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

          - RESPONSIBILITIES. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

          ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

     Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Charles B. Johnson               None
Edward D. Perks                  None



ING GLOBAL REAL ESTATE PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.

                          REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                          COMPANIES                         VEHICLES                                  OTHER ACCOUNTS
                          ----------------------------------------------------------------------------------------------------
                          NUMBER
 PORTFOLIO                OF           TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF
 MANAGER                  ACCOUNTS     MILLIONS)            ACCOUNTS       MILLIONS)            ACCOUNTS      TOTAL ASSETS
------------------------------------------------------------------------------------------------------------------------------
T. Ritson Ferguson, CFA   12           $  6,950.8           4              $  32.3              9             $  179.9
Steven D. Burton, CFA     12           $  6,950.8           4              $  32.3              9             $  179.9



POTENTIAL CONFLICTS OF INTEREST

     A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for a portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

     A potential conflict of interest may arise as a result of a portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflict may arise when multiple accounts seek to dispose of the same investment.

     A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

     A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

COMPENSATIONS STRUCTURE OF PORTFOLIO MANAGERS

     There are three pieces of compensation for portfolio managers - fixed-based salary, bonus and deferred compensation. Fixed-based salary is set and market competitive. Bonus and deferred compensation is based upon a variety of factors, one of which is performance across all accounts.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
T. Ritson Ferguson, CFA          None
Steven D. Burton, CFA            None

ING GLOBAL RESOURCES PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                   OTHER ACCOUNTS
                      ------------------------------------------------------------------------------------------------
                      NUMBER
 PORTFOLIO            OF                                NUMBER OF                           NUMBER OF
 MANAGER              ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
----------------------------------------------------------------------------------------------------------------------
Anthony Socci         2            $ 202,062,113        0              N/A                  0                   N/A
James A. Vail         3            $ 322,619,766        0              N/A                  2             $ 376,991


There were no accounts for which advisory fee is based on performance.


POTENTIAL CONFLICTS OF INTEREST

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Compensation consists of (a) base salary and (b) bonus, which is based on ING IM performance, 1 year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the Lipper International Multi-Cap Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a "scorecard" that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for mutual fund accounts managed by the team.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Anthony Socci                    None
James A. Vail                    None



ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                   OTHER ACCOUNTS
                      ------------------------------------------------------------------------------------------------
                      NUMBER
 PORTFOLIO            OF                                NUMBER OF                           NUMBER OF
 MANAGER              ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS(1)   TOTAL ASSETS
----------------------------------------------------------------------------------------------------------------------
Steven M. Barry       31           $ 9,203,078,571      0              N/A                  478           $ 17,632,942,150
Gregory H. Ekizian    31           $ 9,203,078,571      0              N/A                  478           $ 17,632,942,150
David G. Shell        31           $ 9,203,078,571      0              N/A                  478           $ 17,632,942,150

(1) Of these 478 Other Accounts, 15, with total assets of $2,019,297,679 have an advisory fee based on performance.

POTENTIAL CONFLICTS OF INTEREST

     GSAM's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

     GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between the Portfolio and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     BASE SALARY AND PERFORMANCE BONUS. GSAM and the GSAM Growth team's ( "Growth Team") compensation packages for its portfolio managers is comprised of a base salary and performance bonus. The performance bonus is first and foremost tied to the Growth Team's pre-tax performance for their clients and the Growth Team's total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. The Growth Team measures their performance on a market cycle basis which is typically measured over a three to seven year period, rather than being focused on short-term gains in their strategies or short-term contributions from a portfolio manager in any given year.


     The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team's performance exceeded performance benchmarks over a market cycle; (3) consistency of performance across accounts with similar profiles; and (4) communication with other portfolio managers within the research process. Benchmarks for measuring performance can either be broad based or narrow based indices which will vary based on client expectations. The benchmark for this Fund is NASDAQ.


     The Growth Team also considers each portfolio manager's individual performance, his or her contribution to the overall performance of the strategy long-term and his/her ability to work as a member of the Team.

     GSAM and the Growth Team's decision may also be influenced by the following: the performance of GSAM, the profitability of Goldman, Sachs & Co. and anticipated compensation levels among competitor firms.

     OTHER COMPENSATION. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

     Certain GSAM Portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.

                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Steven M. Barry                  None
Gregory H. Ekizian               None
David G. Shell                   None



ING INTERNATIONAL PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                   OTHER ACCOUNTS
                      ------------------------------------------------------------------------------------------------
                      NUMBER
 PORTFOLIO            OF                                NUMBER OF                           NUMBER OF
 MANAGER              ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
----------------------------------------------------------------------------------------------------------------------
Uri Landesman         0              N/A                0              N/A                  0             N/A



There were no accounts for which advisory fee is based on performance.

POTENTIAL CONFLICTS OF INTEREST


     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

     While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

     Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

     ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

     A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.


     Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Compensation consists of (a) base salary; (b) bonus which is based on ING Investment Management (ING IM) performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

     Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Uri Landesman                    None



ING JANUS CONTRARIAN PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.

                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                   OTHER ACCOUNTS
                      ------------------------------------------------------------------------------------------------
                      NUMBER
 PORTFOLIO            OF                                NUMBER OF                           NUMBER OF
 MANAGER              ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS(1)   TOTAL ASSETS
----------------------------------------------------------------------------------------------------------------------
David Decker          3            $ 3,245,909,841      0              N/A                  3             $ 17,092,290


There were no accounts for which advisory fee is based on performance.


POTENTIAL CONFLICTS OF INTEREST


     As shown in the table above, the portfolio manager may manage other accounts with investment strategies similar to the Portfolio. Fees may vary among these accounts and the portfolio manager may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Portfolio. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, these risks may be mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager may be generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in kind when an account is opened, differences in cash flows and account sizes, and similar factors.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGER

     The following describes the structure and method of calculating the portfolio manager's compensation as of December 31, 2005.


     The portfolio manager is compensated by Janus Capital for managing the Portfolio and any other funds, portfolios or accounts managed by the portfolio manager (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation.

     FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as the complexity of managing funds and other accounts, scope of responsibility (including assets under management), tenure and long-term performance as a portfolio manager.

     VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of Janus Capital Group Inc. restricted stock, stock options and a cash deferred award aligned with Janus fund shares). Variable compensation is structured to pay the portfolio manager primarily on individual performance, with additional compensation available for team performance and a lesser component based on net asset flows in the Managed Funds. Variable compensation is based on pre-tax performance of the Managed Funds.

     The portfolio manager's individual performance compensation is determined by applying a multiplier tied to the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking for one- and three-year performance periods, if applicable, with a greater emphasis on three year results. The multiplier is applied against the portfolio manager's fixed compensation. The portfolio manager is also eligible to receive additional individual performance compensation if the Managed Funds achieve a certain rank in their Lipper peer performance groups in each of the three, four, or five consecutive years. The portfolio manager's compensation is also subject to reduction in the event that the Managed Funds incur material negative absolute performance, and the portfolio manager will not be eligible to earn any individual performance compensation if the Managed Funds' performance does not meet or exceed a certain ranking in their Lipper peer performance group.

     The portfolio manager is also eligible to participate with other Janus equity portfolio managers in a team performance compensation pool which is derived from a formula tied to the team's aggregate asset-weighted Lipper peer group performance ranking for the one-year performance period. Such compensation is then allocated among eligible individual equity portfolio managers at the discretion of Janus Capital. No team performance compensation is paid to any equity portfolio manager if the aggregate asset-weighted team performance for the one-year period does not meet or exceed a certain rank in the relevant Lipper peer group.

     The portfolio manager may elect to defer payment of a designated percentage of fixed compensation and/or up to all variable compensation in accordance with the Janus Executive Deferral Program.

     The Portfolio's Lipper peer group for compensation purposes is the Mid-Cap Growth Funds.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
David Decker                     None



ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO,

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                          REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                               COMPANIES                          VEHICLES                        OTHER ACCOUNTS(1)
                      ----------------------------------------------------------------------------------------------------
 PORTFOLIO            NUMBER
                      OF           TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF     TOTAL ASSETS (IN
 MANAGER              ACCOUNTS     BILLIONS)            ACCOUNTS       BILLIONS)            ACCOUNTS      BILLIONS)
--------------------------------------------------------------------------------------------------------------------------
Austin Forey          2            $  647,064           6(1)           $ 4,598              3             $ 111,929
Ashraf El Anasary     0            $        0           8              $ 4,523              1(2)          $ 101,072
Greg Mattiko, CFA     3            $      338           1              $   277              7             $     525



(1) 2 accounts with $608,000,000 in assets under management receives a performance-based fee.
(2) 1 account with $101,072,000 in assets under management receives a performance-based fee.

POTENTIAL CONFLICTS OF INTEREST


     The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

     Responsibility for managing JPMorgan's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

     JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

     JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:


     Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a DE MINIMIS allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.


     Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     JPMorgan's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan's business as a whole.

     Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

     Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Austin Forey                     None
Ashraf El Ansary                 None
Greg Mattiko, CFA                None



ING JPMORGAN SMALL CAP EQUITY PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.

                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                  OTHER ACCOUNTS(1)
                      ----------------------------------------------------------------------------------------------------
                      NUMBER
 PORTFOLIO            OF           TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF     TOTAL ASSETS (IN
 MANAGER              ACCOUNTS     BILLIONS)            ACCOUNTS       BILLIONS)            ACCOUNTS      BILLIONS)
--------------------------------------------------------------------------------------------------------------------------
Chris T. Blum         17           $  3,610             8              $  1,087             7             $  599
Dennis Ruhl           17           $  3,610             8              $  1,087             7             $  599
Glenn Gawronski       1            $    479             0                   N/A             0                N/A

None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST

     The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

     Responsibility for managing JPMorgan's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

     JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

     JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:


     Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a DE MINIMIS allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.


     Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     JPMorgan's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan's business as a whole.

     Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

     Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Chris T. Blum                    None
Dennis Ruhl                      None
Glenn Gawronski                  None



ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.

                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                   OTHER ACCOUNTS
                      ----------------------------------------------------------------------------------------------------
                      NUMBER
   PORTFOLIO          OF           TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF     TOTAL ASSETS (IN
   MANAGER            ACCOUNTS     BILLIONS)            ACCOUNTS       BILLIONS)            ACCOUNTS      BILLIONS)
--------------------------------------------------------------------------------------------------------------------------
Bradford L.           3            $  2,469             1              $  83                8             636
Frishberg
Alan H. Gutmann       2            $  1,262             0                N/A                0             N/A


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

     Responsibility for managing JPMorgan's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

     JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

     JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:


     Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a DE MINIMIS allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed.

Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

     Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     JPMorgan's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan's business as a whole.

     Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

     Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Bradford L. Frishberg            None
Alan H. Gutmann                  None



ING JULIUS BAER FOREIGN PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                  OTHER ACCOUNTS*
                      ----------------------------------------------------------------------------------------------------
                      NUMBER
   PORTFOLIO          OF           TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF     TOTAL ASSETS (IN
   MANAGER            ACCOUNTS     BILLIONS)            ACCOUNTS       BILLIONS)            ACCOUNTS      BILLIONS)
--------------------------------------------------------------------------------------------------------------------------
Rudolph-Riad Younes   10           $  19,769.42         7              $  3,861.12          61            $  9,593.74
Richard Pell          10           $  19,936.30         7              $  3,865.05          61            $  9,593.74

* Of the "Other Accounts" (1) account with assets of $318.48 million includes a Performance-Based Advisory Fee.

POTENTIAL CONFLICTS OF INTEREST


     Generally, JBIM does not recommend securities to clients that it buys or sells for itself. However, JBIM may recommend securities to clients that it may buy or sell, or which its affiliates or related persons may buy or sell, for accounts in which JBIM or its affiliates or related persons may have a beneficial interest. These types of accounts will be managed in the same manner as other accounts over which JBIM has discretion.

     JBIM and its affiliates have personal trading policies and procedures in place designed to monitor and protect the interests of their clients. JBIM has adopted a Code of Ethics, which include guidelines respecting transactions in securities recommended to its clients and clear rules governing employee personal trading and accounts. These rules are incorporated into JBIM's Employees Code of Ethics Manual, which is received and certified by each employee when they are hired, and on an annual basis thereafter. We also have procedures in place for both pre-trade and post-trade compliance. The Legal and Compliance Department receives copies of all confirms and quarterly/monthly statements for covered employees.

     On accounts as to which JBIM has investment discretion, JBIM will, and will require its employees to, refrain from engaging in any securities transactions of the nature being affected for the investment advisory client until such client has completed his transaction. On accounts in which JBIM does not have investment discretion, JBIM will, and will require its employees to, refrain from engaging in any securities transactions of the nature recommended to the investment advisory client for a reasonable period after making the recommendation, taking into consideration the market conditions in the security, knowledge that the investment advisory client does not intend to follow the JBIM's recommendations, whichever shall occur first, or in the event the client accepts JBIM's recommendation, until the client's transaction is completed.

     In any event, JBIM personnel are prohibited from buying or selling securities which are recommended to its clients (a) where such purchase or sale would affect the market price of such securities, or (b) where such purchase or sale is made in anticipation of the effect of such recommendation on the market price. JBIM cannot effectively impose restrictions on security transactions by affiliated persons of JBIM who are not employed by JBIM.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     The combination of our corporate culture and highly competitive salary/bonus structure is the primary reason for the low turnover of professionals in our firm. Each member is paid a highly competitive base salary with the opportunity to earn an unlimited bonus based upon contribution to the team, organizational profitability and strategy performance. Beyond this structure and our generous benefits package, two programs exist to promote long-term employee commitment and foster coherence of the various entities within the Julius Baer Group. The Julius Baer Group's compensation/incentive programs are as follows: a long-term retirement plan and a confidential long-term stock option incentive plan.

     In May 2004, JBIM took steps to ensure continuity within the business line. The firm initiated a change to the legal structure from a corporation to a limited liability company, which allows key personnel to participate directly in the business. This structure aligns the long-term economic interests of key employees with those of the company as well as provides economic disincentives for key employees to depart.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Rudolph-Riad Younes              None
Richard Pell                     None



ING LEGG MASON PARTNERS ALL CAP PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                   OTHER ACCOUNTS
                      ----------------------------------------------------------------------------------------------------
                      NUMBER
   PORTFOLIO          OF           TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF     TOTAL ASSETS (IN
   MANAGER            ACCOUNTS     BILLIONS)            ACCOUNTS       BILLIONS)            ACCOUNTS      BILLIONS)
--------------------------------------------------------------------------------------------------------------------------
John G. Goode         22           $  9.98              2              $  0.42              96,007        $  13.19
Peter J. Hable        22           $  9.98              2              $  0.42              96,007        $  13.19



None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST

Potential conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for certain of the portfolio managers listed in the table above.

The investment adviser and the fund(s) have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the investment adviser and the individuals that it employs. For example, Citigroup Asset Management ("CAM") seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. CAM has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by CAM and the fund(s) will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

ALLOCATION OF LIMITED TIME AND ATTENTION. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.

PURSUIT OF DIFFERING STRATEGIES. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

SELECTION OF BROKERS/DEALERS. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

RELATED BUSINESS OPPORTUNITIES. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment adviser and its affiliates.

COMPENSATION STRUCTURE OF PORTFOLIO MANGERS

CAM investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

CAM has implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the fund's portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other CAM clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of CAM's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending on the effect that the team's investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

The investment team's incentive pool is then adjusted to reflect its ranking among a "peer group" of non-CAM investment managers and the team's pre-tax investment performance against the applicable product benchmark (e.g. a securities index and, with respect to a portfolio, the benchmark set forth in the portfolio's prospectus to which the portfolio's average annual total returns are compared or, if none, the benchmark set forth in the portfolio's annual report). CAM may also measure the team's pre-tax investment performance against additional benchmarks, as it determines appropriate. Longer-term (5-year) performance will be more heavily weighted than shorter-term (1-year) performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable CAM chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

Up to 20% of an investment professional's annual incentive compensation is subject to deferral. Of that principal deferred amount, 50% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional's business activities with the Firm, and 50% may be received in the form of Legg Mason restricted stock shares.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
John G. Goode                    None
Peter J. Hable                   None

ING LEGG MASON VALUE PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES*                                  OTHER ACCOUNTS
                      ----------------------------------------------------------------------------------------------------
                      NUMBER
   PORTFOLIO          OF           TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF     TOTAL ASSETS (IN
   MANAGER            ACCOUNTS     BILLIONS)            ACCOUNTS       BILLIONS)            ACCOUNTS      BILLIONS)
--------------------------------------------------------------------------------------------------------------------------
Mary Chris Gay        6            $  1.79              16             $  8.0               0             $  N/A



* 1 of the 16 accounts receives a performance-based fee. As of December 31, 2005, the account that receives a performance-based fee had total assets of $289,619,558.92.

POTENTIAL CONFLICTS OF INTEREST


     The fact that the portfolio manager has day-to-day management responsibility for more than one account may create the potential for conflicts to arise. For example, the portfolio manager may decide to purchase or sell the same security for different accounts at approximately the same time. To address any conflicts that this situation might create, the portfolio manager will generally combine client orders (i.e., enter a "bunched" order) in an effort to obtain best execution or to negotiate a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts at approximately the same time are executed at different prices or commissions, the transactions will generally be allocated to each account at the average execution price and commission. In circumstances where a bunched order is not completely filled, each account will normally receive a pro-rated portion of the securities based upon the account's level of participation in the order. The investment adviser may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account.

     In the opinion of the investment adviser for the Portfolio, the portfolio manager's simultaneous management of the Fund and other accounts does not create any material conflicts of interests.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     The portfolio manager is paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors, including the total value of the assets, and the growth in assets, managed by the portfolio manager (these are a function of performance, retention of assets, and flows of new assets), the portfolio manager's contribution to the investment adviser's research process, and trends in industry compensation levels and practices.

     The portfolio manager is also eligible to receive stock options from Legg Mason based upon an assessment of the portfolio manager's contribution to the success of the company, as well employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason 401(k) program, and participation in other Legg Mason deferred compensation plans.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Mary Chris Gay                   None



ING LIMITED MATURITY BOND PORTFOLIO

OTHER MANAGED ACCOUNTS


The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                   OTHER ACCOUNTS
                      ---------------------------------------------------------------------------------------------------
                      NUMBER
   PORTFOLIO          OF                                NUMBER OF                           NUMBER OF
   MANAGER            ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-------------------------------------------------------------------------------------------------------------------------
James B. Kauffmann*   41           $ 14,051,506,591     14             $ 1,869,777,360      30            $ 9,009,842,871



* 1 account with $468,846,079 in assets under management) receives a performance-based fee.

POTENTIAL CONFLICTS OF INTEREST


     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

     While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

     Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

     ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

         A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

         Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Compensation consists of (a) base salary; (b) bonus which is based on ING Investment Management (ING IM) performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

     Portfolio managers are eligible to participate in an annual incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three-year periods and year-to-date net cash flow (ex market movement) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

     Portfolio managers earning $125,000 or more in base salary compensation may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

     The Sub-Adviser participates in ING's Pension and Retirement Plans, which do not discriminate in favor of portfolio managers or a group of employees that includes portfolio managers and are available generally to all salaried employees.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
James B. Kauffmann               None



ING LORD ABBETT AFFILIATED PORTFOLIO

OTHER MANAGED ACCOUNTS


         As stated in the Prospectus, Lord Abbett uses a team of investment advisers and analysts acting together to manage the investments of the Portfolio.

         Eli M. Salzmann and Sholom Dinsky head the ING Lord Abbett Affiliated Portfolio team and are primarily and jointly responsible for the day-to-day management of the Portfolio.

         The following table indicates for the Portfolio as of December 31, 2005: (1) the number of other accounts managed by each investment adviser who is primarily and/or jointly responsible for the day-to-day management of that Portfolio within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category. For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account. Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses Retirement and Benefit Plans+ (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries++ unaffiliated with Lord Abbett. (The data shown below are approximate.)


The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                         REGISTERED INVESTMENT          OTHER POOLED
                             COMPANIES                  INVESTMENT VEHICLES                        OTHER ACCOUNTS*
                      ----------------------------------------------------------------------------------------------------
                      NUMBER                            NUMBER         TOTA                 NUMBER
                      OF           TOTAL ASSETS         OF             ASSETS (IN           OF            TOTAL ASSETS
 PORTFOLIO MANAGER    ACCOUNTS     (IN MILLIONS)        ACCOUNTS       BILLIONS)            ACCOUNTS      (IN BILLIONS)
--------------------------------------------------------------------------------------------------------------------------
Eli M. Salzmann       12           $ 24,942.7           10              $ 794.3             51,040*       $ 18,334.4*
Sholom Dinsky         12           $ 24,942.7           10              $ 794.3             51,040*       $ 18,334.4*



         * Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $214 million in total assets.
POTENTIAL CONFLICTS OF INTEREST


         Conflicts of interest may arise in connection with the investment advisers' management of the investments of the Portfolio and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Portfolio and other accounts with similar investment objectives and policies. An investment adviser potentially could use information concerning the Portfolio's transactions to the advantage of other accounts and to the detriment of the Portfolio. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the Portfolio. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of

----------
+ "Retirement and Benefit Plans" include qualified and nonqualified retirement plans, deferred compensation plans and certain other employer sponsored retirement, savings or benefit plans, excluding Individual Retirement Accounts.


++ "Financial Intermediaries" include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants, and insurance companies.

interest exist in connection with the investment advisers' management of the investments of the Portfolio and the investments of the other accounts referenced in the table above.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


         Lord Abbett compensates its investment advisers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the investment adviser's experience, reputation and competitive market rates.

         Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the investment adviser's investment results and style consistency, the dispersion among portfolios with similar objectives, the risk taken to achieve the portfolio returns, and similar factors. Investment results are evaluated based on an assessment of the investment adviser's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the investment adviser's assets under management, the revenues generated by those assets, or the profitability of the investment adviser's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses investment advisers on the impact their portfolio's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

         Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to an investment adviser's profit-sharing account are based on a percentage of the investment adviser's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table indicates for the Portfolio the dollar range of shares beneficially owned by each investment adviser who is primarily and/or jointly responsible for the day-to-day management of that Portfolio, as of December 31, 2005. This table includes the value of shares beneficially owned by such investment adviser through 401(k) plans and certain other plans or accounts, if any.


                                           DOLLAR RANGE OF
PORTFOLIO MANAGER                   PORTFOLIO SHARES OWNED
-----------------                   ----------------------
Eli M. Salzmann                     None
Sholom Dinsky                       None



ING MARSICO GROWTH PORTFOLIO

 OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                  OTHER ACCOUNTS
                      ----------------------------------------------------------------------------------------------------
                      NUMBER
    PORTFOLIO         OF                                NUMBER OF                           NUMBER OF
    MANAGER           ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
--------------------------------------------------------------------------------------------------------------------------
Thomas F. Marsico     38           $ 28,506,051,000     12             $ 1,555,589,000      203*          $ 23,951,935,000

* 1 account is a wrap fee platform which includes 25,887 underlying accounts for total assets of $9,780,700,000.

POTENTIAL CONFLICTS OF INTEREST


     Portfolio managers at Marsico typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations and accounts managed on behalf of individuals), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio, including the ING Marsico Growth Portfolio, based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for one portfolio and not for another portfolio at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

     Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico's trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico's policy to seek to assure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with such situations, Marsico has adopted policies and procedures for allocating such transactions across multiple accounts. Marciso's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account that another. Marciso's compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

     As discussed above, Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary fund guidelines, the allocation of securities and compliance with its Code of Ethics.


 COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Marsico's portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, the portfolio manager's compensation consists of a base salary (reevaluated at least annually) and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period and (2) individual achievement and contribution.

     Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marciso.

     Although Marsico may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's Investment Team, contributions to Marsico's overall investment performance, discrete securities analysis and other factors.

     In addition to his salary and bonus, Mr. Marsico may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.


 PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Thomas F. Marsico                None



ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                  OTHER ACCOUNTS
                      ----------------------------------------------------------------------------------------------------
                      NUMBER
    PORTFOLIO         OF                                NUMBER OF                           NUMBER OF
    MANAGER           ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
--------------------------------------------------------------------------------------------------------------------------
James G. Gendelman    14           $ 4,905,246,000      0              N/A                  5             $ 334,273,000


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     Portfolio managers at Marsico typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations and accounts managed on behalf of individuals), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio, including the Marsico Growth, based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for one portfolio and not for another portfolio at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

     Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico's trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico's policy to seek to assure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with such situations, Marsico has adopted policies and procedures for allocating such transactions across multiple accounts. Marsico's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account that another. Marciso's compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

     As discussed above, Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary fund guidelines, the allocation of securities and compliance with its Code of Ethics.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Marsico's portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, the portfolio manager's compensation consists of a base salary (reevaluated at least annually) and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period and (2) individual achievement and contribution.

     Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico.

     Although Marsico may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's Investment Team, contributions to Marsico's overall investment performance, discrete securities analysis and other factors.

     In addition to his salary and bonus, the portfolio manager may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
James G. Gendelman               None



ING MERCURY LARGE CAP GROWTH PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                  OTHER ACCOUNTS
                      ----------------------------------------------------------------------------------------------------
                      NUMBER
    PORTFOLIO         OF                                NUMBER OF                           NUMBER OF
    MANAGER           ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
--------------------------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.   17           $ 8,775,167,954      4              $ 88,275,271         6             $ 4,683,450,973


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-today portfolio management responsibilities with respect to more than one fund or account, including the following:

     Certain investments may be appropriate for the Portfolios and also for other clients advised by FAM and its affiliates, including other client accounts managed by a Portfolio's portfolio management team. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of FAM and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a Portfolio may differ from the results achieved by other clients of FAM and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by FAM to be equitable to each. FAM will not determine allocations based on whether it receives a performance-based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of FAM and its affiliates in the interest of achieving the most favorable net results to the Portfolio.

     To the extent that each Portfolio's portfolio management team has responsibilities for managing accounts in addition to the Portfolios, a portfolio manager will need to divide his time and attention among relevant accounts.

     In some cases, a real, potential or apparent conflict may also arise where
(i) FAM may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of a Portfolio's portfolio management team owns an interest in one fund or account he or she manages and not another.


 COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     The Merrill Lynch Investment Manager ("MLIM") Portfolio Manager compensation program is critical to MLIM's ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

POLICIES AND PROCEDURES COMPENSATION PROGRAM


     The elements of total compensation for MLIM portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. MLIM has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate -- both up and down -- with the relative investment performance of the portfolios that they manage.

BASE SALARY

     Under the MLIM approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

PERFORMANCE-BASED COMPENSATION

     MLIM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent.

     To that end, the portfolio manager incentive compensation is derived based on the portfolio manager's performance of the products they manage, investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, performance relative to peers, external market conditions and year over year performance. In addition, portfolio manager's compensation can be based on MLIM's investment performance, financial results of MLIM, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. MLIM also considers the extent to which individuals exemplify and foster Merrill Lynch's principles of CLIENT FOCUS, RESPECT FOR THE INDIVIDUAL, TEAMWORK, RESPONSIBLE CITIZENSHIP and INTEGRITY. All factors are considered collectively by MLIM management.

CASH BONUS

     Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

STOCK BONUS

     A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of Merrill Lynch stock. Paying a portion of annual bonuses in stock puts compensation earned by a PM for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

     The ultimate value of stock bonuses is dependent on future ML stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Merrill Lynch shareholders and encourages a balance between short-term goals and long-term strategic objectives.

     Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance. PMs therefore have a direct incentive to protect ML's reputation for integrity.

OTHER BENEFITS

         Portfolio managers are also eligible to participate in broad-based plans offered generally to Merrill Lynch employees, including broad-based retirement, 401(k), health, and other employee benefit plans.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Robert C. Doll, Jr.              None



ING MERCURY LARGE CAP VALUE PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                   OTHER ACCOUNTS
                      ---------------------------------------------------------------------------------------------------
                      NUMBER
   PORTFOLIO          OF                                NUMBER OF                           NUMBER OF
   MANAGER            ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-------------------------------------------------------------------------------------------------------------------------
Robert C. Doll        17           $ 8,841,417,195      4              $ 818,275,271        6             $ 4,683,450,973


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-today portfolio management responsibilities with respect to more than one fund or account, including the following:

     Certain investments may be appropriate for the Portfolios and also for other clients advised by FAM and its affiliates, including other client accounts managed by a Portfolio's portfolio management team. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of FAM and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a Portfolio may differ from the results achieved by other clients of FAM and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by FAM to be equitable to each. FAM will not determine allocations based on whether it receives a performance-based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of FAM and its affiliates in the interest of achieving the most favorable net results to the Portfolio.

     To the extent that each Portfolio's portfolio management team has responsibilities for managing accounts in addition to the Portfolios, a portfolio manager will need to divide his time and attention among relevant accounts.

     In some cases, a real, potential or apparent conflict may also arise where
(i) FAM may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of a Portfolio's portfolio management team owns an interest in one fund or account he or she manages and not another.


 COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     The Merrill Lynch Investment Manager ("MLIM") Portfolio Manager compensation program is critical to MLIM's ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

POLICIES AND PROCEDURES COMPENSATION PROGRAM


     The elements of total compensation for MLIM portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. MLIM has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate -- both up and down -- with the relative investment performance of the portfolios that they manage.

BASE SALARY

     Under the MLIM approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

PERFORMANCE-BASED COMPENSATION

     MLIM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent.

     To that end, the portfolio manager incentive compensation is derived based on the portfolio manager's performance of the products they manage, investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, performance relative to peers, external market conditions and year over year performance. In addition, portfolio manager's compensation can be based on MLIM's investment performance, financial results of MLIM, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. MLIM also considers the extent to which individuals exemplify and foster Merrill Lynch's principles of CLIENT FOCUS, RESPECT FOR THE INDIVIDUAL, TEAMWORK, RESPONSIBLE CITIZENSHIP and INTEGRITY. All factors are considered collectively by MLIM management.

CASH BONUS

     Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

STOCK BONUS

     A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of Merrill Lynch stock. Paying a portion of annual bonuses in stock puts compensation earned by a PM for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

     The ultimate value of stock bonuses is dependent on future ML stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Merrill Lynch shareholders and encourages a balance between short-term goals and long-term strategic objectives.

     Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance. PMs therefore have a direct incentive to protect ML's reputation for integrity.

OTHER BENEFITS

         Portfolio managers are also eligible to participate in broad-based plans offered generally to Merrill Lynch employees, including broad-based retirement, 401(k), health, and other employee benefit plans.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Robert C. Doll                   None



ING MFS MID CAP GROWTH PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                   OTHER ACCOUNTS
                      ------------------------------------------------------------------------------------------------
                      NUMBER
   PORTFOLIO          OF                                NUMBER OF                           NUMBER OF
   MANAGER            ACCOUNTS     TOTAL ASSETS*        ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
----------------------------------------------------------------------------------------------------------------------
David E.              12           $ 10,116,220,826     1              $ 512,583,613        3             $ 51,782,684
Sette-Ducati
David M. Earnest      6            $  3,392,916,840     0                        N/A        3             $ 51,782,684


* Includes the Portfolio

None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST

     MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Portfolio and other accounts and has adopted policies and procedures designed to address such potential conflicts.

     In certain instances, there may be securities which are suitable for the portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Portfolio and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought and sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when on or more other clients are selling that same security.

     When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In most cases, however, MFS believes that the Portfolio's ability to participate in volume transactions will produce better executions for the Portfolio.

     MFS does not receive a performance fee for its management of the Portfolio. MFS and/or a portfolio manager may have an incentive to allocate favorable of limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio - for instance, those that pay a higher advisory fee and/or have a performance fee.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Portfolio manager total cash compensation is a combination of base and performance bonus:

BASE SALARY - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

PERFORMANCE BONUS - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

     - The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Portfolio and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to the portfolio performance over a three-year period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served shorter periods).

     - The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from portfolio and other account performance).

     Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

     Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
David E. Sette-Ducati            None

David M. Earnest                 None



ING MFS TOTAL RETURN PORTFOLIO

OTHER MANAGED ACCOUNTS


The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                    OTHER ACCOUNTS
                      ---------------------------------------------------------------------------------------------------
                      NUMBER
   PORTFOLIO          OF                                NUMBER OF                           NUMBER OF
   MANAGER            ACCOUNTS     TOTAL ASSETS*        ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-------------------------------------------------------------------------------------------------------------------------
Brooks Taylor         8            $ 22,290,015,650     0                        N/A        0                         N/A

Kenneth J. Enright    12           $ 23,840,196,912     0                        N/A        2             $ 1,338,777,677
Steven R. Gorham      22           $ 33,055,666,818     2              $ 918,048,461        24**          $ 3,654,470,011
Michael W. Roberge    11           $ 24,161,496,105     1              $  52,647,024        2             $    64,676,685
Richard O. Hawkins,   11           $ 24,418,041,768     0                        N/A        0                         N/A
CFA
William P. Douglas    8            $ 22,290,015,650     0                        N/A        0                         N/A
Alan T. Langsner      12           $ 23,840,196,912     0                        N/A        1             $   125,323,419
Nevin P. Chitkara     0                         N/A     0                        N/A        0                         N/A


* Includes the Portfolio


**With respect to the accounts identified in the table above, Steven R. Gorham manages 1 "Other Account" with assets totaling $432,506,782 for which fees are based in part on the performance of the account.


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST

     MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Portfolio and other accounts and has adopted policies and procedures designed to address such potential conflicts.

     In certain instances, there may be securities which are suitable for the portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Portfolio and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought and sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when on or more other clients are selling that same security.

     When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In most cases, however, MFS believes that the Portfolio's ability to participate in volume transactions will produce better executions for the Portfolio.

     MFS does not receive a performance fee for its management of the Portfolio. MFS and/or a portfolio manager may have an incentive to allocate favorable of limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio - for instance, those that pay a higher advisory fee and/or have a performance fee.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Portfolio manager total cash compensation is a combination of base and performance bonus:

     BASE SALARY - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

     PERFORMANCE BONUS - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

          - The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Portfolio and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to the portfolio performance over a three-year period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served shorter periods).

          - The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from portfolio and other account performance).

     Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

     Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

Portfolio Manager Ownership of Securities


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Brooks Taylor                    None
Kenneth J. Enright               None
Steven R. Gorham                 None
Michael W. Roberge               None
Richard O. Hawkins, CFA          None
William P. Douglas               None
Alan T. Langsner                 None
Nevin P. Chitkara                None



ING MFS UTILITIES PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                   OTHER ACCOUNTS
                      -------------------------------------------------------------------------------------------------
                      NUMBER
   PORTFOLIO          OF                                NUMBER OF                           NUMBER OF
   MANAGER            ACCOUNTS     TOTAL ASSETS*        ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------
Maura A. Shaughnessy  4            $ 3,418,847,398      0                        N/A        1             $ 174,674,531
Robert D. Parsons     9            $ 5,467,133,438      1              $ 325,382,679        1             $ 174,674,531


* Includes the Portfolio

None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Portfolio and other accounts and has adopted policies and procedures designed to address such potential conflicts.

In certain instances, there may be securities which are suitable for the portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Portfolio and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought and sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when on or more other clients are selling that same security.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In most cases, however, MFS believes that the Portfolio's ability to participate in volume transactions will produce better executions for the Portfolio.

MFS does not receive a performance fee for its management of the Portfolio. MFS and/or a portfolio manager may have an incentive to allocate favorable of limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio - for instance, those that pay a higher advisory fee and/or have a performance fee.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Portfolio manager total cash compensation is a combination of base and performance bonus:

BASE SALARY - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

PERFORMANCE BONUS - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

          - The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Portfolio and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to the portfolio performance over a three-year period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served shorter periods).

          - The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from portfolio and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

         The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Maura A. Shaughnessy             None
Robert D. Parsons                None



ING OPPENHEIMER MAIN STREET PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                   OTHER ACCOUNTS
                      ----------------------------------------------------------------------------------------------------
                      NUMBER
   PORTFOLIO          OF           TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF     TOTAL ASSETS (IN
   MANAGER            ACCOUNTS     MILLIONS)            ACCOUNTS       MILLIONS)            ACCOUNTS      MILLIONS)
--------------------------------------------------------------------------------------------------------------------------
Nikolaos Monoyios     13           $23,384,720,023      1              $22,968,642          4             $69,596,000
Marc Reinganum        10           $16,583,672,137      0              N/A                  1             $10,000


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST

     As indicated above, each of the portfolio managers also manage other funds. Potentially, at times, those responsibilities could conflict with the interests of the Portfolio. That may occur whether the investment strategies of the other fund are the same as, or different from, the Portfolio's investment objectives and strategies. For example, the portfolio manager may need to allocate investment opportunities between the Portfolio and another fund having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Portfolio. Not all funds and accounts advised by OppenheimerFunds, Inc. have the same management fee. If the management fee structure of another fund is more advantageous to OppenheimerFunds, Inc. than the fee structure of the Portfolio, the Manager could have an incentive to favor the other fund. However, OppenheimerFunds, Inc.'s compliance procedures and Code of Ethics recognize OppenheimerFunds, Inc.'s fiduciary obligations to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the portfolio managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, one or more of the Portfolio's portfolio managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Portfolio, or may manage funds or accounts with investment objectives and strategies that are different from those of the Portfolio.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     The Portfolio's portfolio managers are employed and compensated by OppenheimerFunds, Inc., not the Portfolio. Under OppenheimerFunds, Inc.'s compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of OppenheimerFunds, Inc. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. OppenheimerFunds, Inc.'s compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 200[--], each portfolio manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of OppenheimerFunds, Inc.'s holding company parent. Senior portfolio managers may also be eligible to participate in the OppenheimerFunds, Inc.'s deferred compensation plan.

     The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help OppenheimerFunds, Inc. attract and retain talent. The annual discretionary bonus is determined by senior management of the OppenheimerFunds, Inc. and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Portfolio and other funds and accounts managed by the portfolio managers.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Nikolaos Monoyios                None
Marc Reinganum                   None



ING PIMCO CORE BOND PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                   OTHER ACCOUNTS
                      ------------------------------------------------------------------------------------------------
                      NUMBER
   PORTFOLIO          OF                                NUMBER OF                           NUMBER OF
   MANAGER            ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
----------------------------------------------------------------------------------------------------------------------
Pasi Hamalainen       10           $ 7,357.18           6              $ 618.49             185           38,982.02



* 11 of these accounts (with combined assets of $4,722,300,000) receive a performance-based fee.

POTENTIAL CONFLICTS OF INTEREST

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investment of the Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, track the same index as the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

     KNOWLEDGE AND TIMING OF PORTFOLIO TRADES. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

     INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

     Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolio and certain pooled investment vehicles, including investment opportunity allocation issues.

     PERFORMANCE FEES. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with PIMCO's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to PIMCO. The compensation of portfolio managers consists of a base salary, a bonus and may include a retention bonus. The portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

     SALARY AND BONUS. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

     In addition, the following non-exclusive list of qualitative criteria (collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers.

     - 3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against benchmarks and relative to applicable industry peer groups;

     - Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

     -    Amount and nature of assets managed by the portfolio manager;

     - Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

     - Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

     - Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

     -    Contributions to asset retention, gathering and client satisfaction;

     -    Contributions to mentoring, coaching and/or supervising; and

     -    Personal growth and skills added.

     Final award amounts are determined by the PIMCO Compensation Committee.

     A portfolio manager's compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager.

     RENTENTION BONUSES. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

     Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors of America L.P. ("AGI") and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI's profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

     PROFIT SHARING PLAN. Instead of a bonus, portfolio mangers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to PIMCO and the Bonus Factors. Under his employment agreement, William Goss receives a fixed percentage of the profit sharing plan.

     ALLIANZ TRANSACTION RELATED COMPENSATION. In May 2000, a majority interest in the predecessory holding company of PIMCO was acquired by a subsidiary of Allianz AG ("Allianz"). In connection with the transaction, Mr. Goss received a grant of restricted stock of Allianz, the last of which vests on May 5, 2005.

     From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged from Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

     Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Pasi Hamaleinen                  None

ING PIMCO HIGH YIELD BOND PORTFOLIO

 OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.

                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                   OTHER ACCOUNTS
                      ------------------------------------------------------------------------------------------------
                      NUMBER
   PORTFOLIO          OF                                NUMBER OF                           NUMBER OF
   MANAGER            ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
----------------------------------------------------------------------------------------------------------------------
Raymond G. Kennedy    8            $ 13,610.68          6              $ 2,185.31           15            $ 2,795.47


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investment of the Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, track the same index as the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

     KNOWLEDGE AND TIMING OF PORTFOLIO TRADES. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

     INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

     Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolio and certain pooled investment vehicles, including investment opportunity allocation issues.

     PERFORMANCE FEES. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGER


     PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with PIMCO's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to PIMCO. The compensation of portfolio managers consists of a base salary, a bonus and may include a retention bonus. The portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

     SALARY AND BONUS. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

     In addition, the following non-exclusive list of qualitative criteria (collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers.

     - 3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against benchmarks and relative to applicable industry peer groups;
     - Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;
     -    Amount and nature of assets managed by the portfolio manager;
     - Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
     - Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
     - Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
     -    Contributions to asset retention, gathering and client satisfaction;
     -    Contributions to mentoring, coaching and/or supervising; and
     -    Personal growth and skills added.

     Final award amounts are determined by PIMCO Compensation Committee.


     A portfolio manager's compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager.


     RENTENTION BONUSES. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

     Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors of America L.P. ("AGI") and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI's profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

     PROFIT SHARING PLAN. Instead of a bonus, portfolio mangers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to PIMCO and the Bonus Factors. Under his employment agreement, William Goss receives a fixed percentage of the profit sharing plan.

     ALLIANZ TRANSACTION RELATED COMPENSATION. In May 2000, a majority interest in the predecessory holding company of PIMCO was acquired by a subsidiary of Allianz AG ("Allianz"). In connection with the transaction, Mr. Goss received a grant of restricted stock of Allianz, the last of which vests on May 5, 2005.

     From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged from Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

         Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Raymond G. Kennedy               None



ING PIONEER FUND PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                        REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                        COMPANIES*                        VEHICLES                                   OTHER ACCOUNTS
                        -------------------------------------------------------------------------------------------------
                        NUMBER
    PORTFOLIO           OF                                NUMBER OF                           NUMBER OF
    MANAGER             ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-------------------------------------------------------------------------------------------------------------------------
John A. Carey           9            $ 10,049,042,000     4              $ 11,076,207,000     2             $ 159,612,000
Walter Hunnewell, Jr.   9            $ 10,049,042,000     4              $ 11,076,207,000     2             $ 159,612,000



*1 of these accounts with assets of $7,315,286,000 receives a performance-based fee.

POTENTIAL CONFLICTS OF INTEREST


     When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the fund as well as one or more other accounts. Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See "Compensation Structure of Portfolio Managers" below.


     - A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering. Generally, investments for which there is limited availability are allocated based upon a range of factors including available cash and consistency with the accounts' investment objectives and policies. This allocation methodology necessarily involves some subjective elements but is intended over time to treat each client in an equitable and fair manner. Generally, the investment opportunity is allocated among participating accounts on a pro rata basis. Although Pioneer believes that its practices are reasonably designed to treat each client in an equitable and fair manner, there may be instances where a portfolio may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity.

     - A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.
     - A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation.
     - A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.
     - If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


      Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer's financial performance. Pioneer's compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager's overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager. The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees. Base compensation is fixed and normally reevaluated on an annual basis. Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary. The annual bonus is based upon a combination of the following factors:

     - Quantitative Investment Performance. The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31. The accounts, which include the Portfolio, are ranked against a group of mutual funds with similar investment objectives and investment focus (60%) and a broad-based securities market index measuring the performance of the same type of securities in which the accounts invest (40%), which, in the case of a portfolio, is the S&P 500(R) Index. As a result of these two benchmarks, the performance of the portfolio manager for compensation purposes is measured against criteria that are relevant to the portfolio manager's competitive universe.
     - Qualitative Performance. The qualitative performance component with respect to all of the accounts managed by the portfolio manager includes objectives, such as effectiveness in the areas of teamwork, leadership, communications and marketing that are mutually established and evaluated by each portfolio manager and management.
     - Pioneer Results and Business Line Results. Pioneer's financial performance, as well as the investment performance of its investment management group affect a portfolio manager's actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.


Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.p.A., an affiliate of Pioneer, at the then fair value of the underlying stock. These options are generally exercisable within three years.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
John A. Carey                    None
Walter Hunnewell, Jr.            None



ING PIONEER MID CAP VALUE PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES*                        VEHICLES                                   OTHER ACCOUNTS
                      ------------------------------------------------------------------------------------------------
    PORTFOLIO         NUMBER OF                         NUMBER OF                           NUMBER OF
    MANAGER           ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
----------------------------------------------------------------------------------------------------------------------
J. Rodman Wright      5            $ 7,787,284,000      2              $ 1,277,845,000      3             $ 65,232,000



*2 of these accounts with assets of $7,334,938,000 receives a performance-based fee.

POTENTIAL CONFLICTS OF INTEREST


     When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the fund as well as one or more other accounts. Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See "Compensation of Portfolio Managers" below.

     - A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering.
     - A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.
     - A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation.
     - A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.
     - If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer's financial performance. Pioneer's compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager's overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager. The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees. Base compensation is fixed and normally reevaluated on an annual basis. Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary. The annual bonus is based upon a combination of the following factors:

     - Quantitative Investment Performance. The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31. The accounts, which include the Portfolio, are ranked against a group of mutual funds with similar investment objectives and investment focus (60%) and a broad-based securities market index measuring the performance of the same type of securities in which the accounts invest (40%), which, in the case of a portfolio, is the S&P 500(R) Index. As a result of these two benchmarks, the performance of the portfolio manager for compensation purposes is measured against criteria that are relevant to the portfolio manager's competitive universe.
     - Qualitative Performance. The qualitative performance component with respect to all of the accounts managed by the portfolio manager includes objectives, such as effectiveness in the areas of teamwork, leadership, communications and marketing, that are mutually established and evaluated by each portfolio manager and management.
     - Pioneer Results and Business Line Results. Pioneer's financial performance, as well as the investment performance of its investment management group affect a portfolio manager's actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

     Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.p.A., an affiliate of Pioneer, at the then fair value of the underlying stock. These options are generally exercisable within three years.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


         The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
J. Rodman Wright                 None



ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                   OTHER ACCOUNTS
                      ----------------------------------------------------------------------------------------------------
                      NUMBER
   PORTFOLIO          OF           TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF     TOTAL ASSETS (IN
   MANAGER            ACCOUNTS     MILLIONS)            ACCOUNTS       MILLIONS)            ACCOUNTS      MILLIONS)
--------------------------------------------------------------------------------------------------------------------------
Stephen W. Boesel     3            $11,019.2            0              N/A                  6             $98.3



POTENTIAL CONFLICTS OF INTEREST

     T. Rowe Price is not aware of any material conflicts of interest that may arise in connection with the portfolio manager's management of the Portfolio's investments and the investments of the other accounts.

     Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for the Portfolio based on the investment objective, policies, practices and other relevant investment considerations that the managers believe are applicable to the Portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the "Compensation Structure of Portfolio Managers" section, our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.


     T. Rowe Price has developed written trade allocation guidelines for its Trading Desk. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro rata allocation based upon the relative sizes of the participating client portfolio or the relative sizes of the participating client orders depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net price of the securities for each participating client orders depending upon the market involved. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis. For example, adjustments may be made: (i) to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) to eliminate de minimum positions; (iii) to give priority to accounts with specialized investment policies and objectives; and (iv) to reallocate in light of a participating portfolio's characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). Also, with respect to private placement transactions, conditions imposed by the issuer may limit availability of allocations to client accounts.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Portfolio manager compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

     Investment performance over one-, three-, five- and ten-year periods is the most important input. We evaluate performance in absolute, relative and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (i.e., S&P 500 Index) and an applicable Lipper Index (i.e., Large Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long-term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in the Portfolio's assets due to the purchase or sale of Portfolio shares is not considered a material factor.

     Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts and being good corporate citizens are important components of our long-term success and are highly valued.


     All employees at T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rower Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

     This compensation structure is used for all portfolios managed by the portfolio manager.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Stephen W. Boesel                None



ING T. ROWE EQUITY INCOME PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                   OTHER ACCOUNTS
                      ----------------------------------------------------------------------------------------------------
                      NUMBER
   PORTFOLIO          OF           TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF     TOTAL ASSETS (IN
   MANAGER            ACCOUNTS     MILLIONS)            ACCOUNTS       MILLIONS)            ACCOUNTS      MILLIONS)
--------------------------------------------------------------------------------------------------------------------------
Brian C. Rogers       13           $ 29,246.7           1              $ 324.4              15            $ 1,196.0



POTENTIAL CONFLICTS OF INTEREST

     T. Rowe Price is not aware of any material conflicts of interest that may arise in connection with the portfolio manager's management of the Portfolio's investments and the investments of the other accounts.

     Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for the Portfolio based on the investment objective, policies, practices and other relevant investment considerations that the managers believe are applicable to the Portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the "Compensation Structure of Portfolio Managers" section, our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGER


     Portfolio manager compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

     Investment performance over one-, three-, five- and ten-year periods is the most important input. We evaluate performance in absolute, relative and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (i.e., S&P 500 Index) and an applicable Lipper Index (i.e., Large Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long-term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in the Portfolio's assets due to the purchase or sale of Portfolio shares is not considered a material factor.

     Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts and being good corporate citizens are important components of our long-term success and are highly valued.

     All employees at T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rower Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.


     This compensation structure is used for all portfolios managed by the portfolio manager.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Brian C. Rogers                  None



ING TEMPLETON GLOBAL GROWTH PORTFOLIO

OTHER MANAGED ACCOUNTS


         The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT COMPANIES   OTHER POOLED INVESTMENT VEHICLES             OTHER ACCOUNTS
                      ----------------------------------------------------------------------------------------------------
     PORTFOLIO        NUMBER OF    TOTAL ASSETS         NUMBER OF      TOTAL ASSETS         NUMBER OF     TOTAL ASSETS
     MANAGER          ACCOUNTS     (IN BILLIONS)(1)     ACCOUNTS       (IN BILLIONS)(1)     ACCOUNTS      (IN BILLIONS)(1)
--------------------------------------------------------------------------------------------------------------------------
Murdo Murchison          8         $      63.4            6              $   9.6               4            $    0.4
Jeffrey A. Everett      11         $      60.9            11             $  11.9               8            $    0.6
Lisa F. Myers           10         $      31.7            11             $   3.6               8            $    0.8


     (1) Assets noted represent the total net assets of registered investment companies, other pooled investment vehicles or other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.


POTENTIAL CONFLICTS OF INTEREST

     The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

     The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

     Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

     The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGER

     The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

          BASE SALARY Each portfolio manager is paid a base salary.

          ANNUAL BONUS Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

     - INVESTMENT PERFORMANCE. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

     - RESEARCH Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

     - NON-INVESTMENT PERFORMANCE. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

     - RESPONSIBILITIES. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

          ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

     Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005 including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.

                                                            DOLLAR RANGE OF
         PORTFOLIO MANAGER                                  PORTFOLIO SHARES OWNED
         -----------------                                  ----------------------
         Murdo Murchison                                    None
         Jeffrey A. Everett                                 None
         Lisa F. Myers                                      None



ING UBS U.S. ALLOCATION PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                     OTHER ACCOUNTS
                      ------------------------------------------------------------------------------------------------------
                      NUMBER
    PORTFOLIO         OF                                NUMBER OF                           NUMBER OF
    MANAGER           ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
----------------------------------------------------------------------------------------------------------------------------
Brian D. Singer       7            $ 6,838,000,000      10             $ 6,721,000,000      26            $ 2,349,617,968.49


*approximately includes model for wrap accounts

None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST

         The management of a Fund and other accounts by a portfolio manager could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the Fund. The portfolio manager and his team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

      If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

      The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     The portfolio managers receive a base salary and incentive compensation based on their personal performance.

     Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

     - Competitive salary, benchmarked to maintain competitive compensation opportunities.

     - Annual bonus, tied to individual contributions and investment performance.

     - UBS equity awards, promoting company-wide success and employee retention.

     - Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

     BASE SALARY is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

     ANNUAL BONUSES are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals' interests with those of our clients.

     UBS AG EQUITY. Many of our senior investment professionals receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.

     Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS AG stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.

     PARTNERSHIP INCENTIVE PROGRAM (PIP). Designed to promote an entrepreneurial culture and drive long-term thinking, the PIP is a phantom-equity-like program for key senior staff (approximately top 2%). By tying compensation to overall firm performance over the mid-to longer-term, the program offers significant compensation opportunities for our senior staff.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Brian D. Singer                  None



ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                 OTHER ACCOUNTS(1)
                      ---------------------------------------------------------------------------------------------------
                      NUMBER
    PORTFOLIO         OF                                NUMBER OF                           NUMBER OF
    MANAGER           ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-------------------------------------------------------------------------------------------------------------------------
Dennis Lynch          33           $15,594,023,614      4              $ 1,300,000,000      10,850        $ 2,900,000,000
David Cohen           33           $15,594,023,614      4              $ 1,300,000,000      10,850        $ 2,900,000,000

Sam Chainani          33           $15,594,023,614      4              $ 1,300,000,000      10,850        $ 2,900,000,000
Alexander Norton      33           $15,594,023,614      4              $ 1,300,000,000      10,850        $ 2,900,000,000



(1) Of these other accounts, 1 account with a total of approximately $216 million in assets had performance based fees.

POTENTIAL CONFLICTS OF INTEREST

     Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it received from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.


     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Sub-Adviser.


     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

          -    Cash Bonus;

          - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;


          - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;

          - Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Sub-Adviser or its affiliates; and


          - Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

         - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods;

         - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;


          -    Contribution to the business objectives of the Sub-Adviser;


          -    The dollar amount of assets managed by the portfolio manager;

          -    Market compensation survey research by independent third parties;

          - Other qualitative factors, such as contributions to client objectives; and

         - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

     Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Dennis Lynch                     None
David Cohen                      None
Sam Chainani                     None
Alexander Norton                 None



ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                    OTHER ACCOUNTS
                      ---------------------------------------------------------------------------------------------------
    PORTFOLIO         NUMBER OF                         NUMBER OF                           NUMBER OF
    MANAGER           ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-------------------------------------------------------------------------------------------------------------------------
Hassan Elmasry        8              $3,143,689,153     5              $ 2,600,000,000      16            $ 1,700,000,000
Paras Dodhia          3              $2,414,522,629     0                          N/A      0                         N/A
Ewa Borowska          4              $2,541,888,449     0                          N/A      0                         N/A
Michael Allison       3              $365,392,506       0                          N/A      0                         N/A

Jayson Vowles         3            $  2,414,522,629     0              N/A                  0             N/A



POTENTIAL CONFLICTS OF INTEREST

     Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it received from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.


     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Sub-Adviser.


     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

          -    Cash Bonus;

          - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;


          - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;

          - Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Sub-Adviser or its affiliates; and


          - Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

          - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods;

          - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;


          -    Contribution to the business objectives of the Sub-Adviser;

          -    The dollar amount of assets managed by the portfolio manager;

          -    Market compensation survey research by independent third parties;

          - Other qualitative factors, such as contributions to client objectives; and

          - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

     Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.


                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Hassan Elmasry                   None
Paras Dodhia                     None
Ewa Borowska                     None
Michael Allison                  None
Jayson Vowles                    None



ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                    OTHER ACCOUNTS
                      ---------------------------------------------------------------------------------------------------
                      NUMBER
    PORTFOLIO         OF                                NUMBER OF                           NUMBER OF
    MANAGER           ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-------------------------------------------------------------------------------------------------------------------------
James A. Gilligan     22           $ 31,963,555,358     0              N/A                  2,096         $ 1,100,000,000
Thomas Bastian        22           $ 31,963,555,358     0              N/A                  2,096         $ 1,100,000,000
Sergio Marcheli       22           $ 31,963,555,358     0              N/A                  2,096         $ 1,100,000,000
James O. Roeder       22           $ 31,963,555,358     0              N/A                  2,096         $ 1,100,000,000
Vincent V. Vizachero  22           $ 31,963,555,358     0              N/A                  2,096         $ 1,100,000,000



POTENTIAL CONFLICTS OF INTEREST

     Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it received from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.


     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Sub-Adviser.


     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

          -    Cash Bonus;

          - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;


          - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;

          - Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Sub-Adviser or its affiliates; and


          - Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

          - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods;

          - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;


          -    Contribution to the business objectives of the Sub-Adviser;


          -    The dollar amount of assets managed by the portfolio manager;

          -    Market compensation survey research by independent third parties;

          - Other qualitative factors, such as contributions to client objectives; and

          - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

     Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


DOLLAR RANGE OF
PORTFOLIO MANAGER                           FUND SHARES OWNED
-----------------                           -----------------
James A. Gilligan                           None
Thomas Bastian                              None
Sergio Marcheli                             None
James O. Roeder                             None
Vincent Vizachero                           None



ING VAN KAMPEN REAL ESTATE PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.


                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                 OTHER ACCOUNTS(1)
                      ----------------------------------------------------------------------------------------------------
 PORTFOLIO            NUMBER OF    TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF     TOTAL ASSETS (IN
 MANAGER              ACCOUNTS     BILLIONS)            ACCOUNTS       BILLIONS)            ACCOUNTS      BILLIONS)
--------------------------------------------------------------------------------------------------------------------------
Theodore R. Bigman    11           $ 6.583              5              $ 1.5                768           $ 2.8



(1) Of these other accounts, 4 accounts with a total of approximately $308 million in assets had performance based fees.

POTENTIAL CONFLICTS OF INTEREST

     Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it received from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.


     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Sub-Adviser.


     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

          -    Cash Bonus;

          - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;


          - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;

          - Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Sub-Adviser or its affiliates; and


          - Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

          - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods;

          - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;


          -    Contribution to the business objectives of the Sub-Adviser;


          -    The dollar amount of assets managed by the portfolio manager;

          -    Market compensation survey research by independent third parties;

          - Other qualitative factors, such as contributions to client objectives; and

          - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.


     Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                            DOLLAR RANGE OF
PORTFOLIO MANAGER                           FUND SHARES OWNED
-----------------                           -----------------
Theodore R. Bigman                          None



ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:


                           REGISTERED INVESTMENT                   OTHER POOLED
                                 COMPANIES                      INVESTMENT VEHICLES                OTHER ACCOUNTS
                      --------------------------------------------------------------------------------------------------
                            NUMBER                             NUMBER
                              OF             TOTAL               OF             TOTAL       NUMBER OF          TOTAL
PORTFOLIO MANAGER          ACCOUNTS          ASSETS           ACCOUNTS         ASSETS        ACCOUNTS         ASSETS
------------------------------------------------------------------------------------------------------------------------
   Carl Ghielen               12          $ 470,213,728          0                 N/A          2          $  88,831,831
  Martin Jansen                9          $ 256,998,838          1            $ 88,831,832      2          $ 156,244,714



POTENTIAL CONFLICTS OF INTEREST

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

     While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

     Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

     ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

     A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Compensation consists of (a) base salary and (b) bonus, which is based on ING IM performance, 1 year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the Lipper International Multi-Cap Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a "scorecard" that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for mutual fund accounts managed by the team.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Carl Ghielen                     None
Martin Jansen                    None



ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:

                      REGISTERED INVESTMENT             OTHER POOLED
                      COMPANIES                         INVESTMENT VEHICLES                        OTHER ACCOUNTS
                      --------------------------------------------------------------------------------------------------
                      NUMBER                            NUMBER                             NUMBER
 PORTFOLIO            OF           TOTAL ASSETS (IN     OF            TOTAL ASSETS (IN     OF            TOTAL ASSET (IN
 MANAGER              ACCOUNTS     BILLIONS)            ACCOUNTS      BILLIONS)            ACCOUNTS      BILLIONS)
------------------------------------------------------------------------------------------------------------------------
Robert J.
Costomiris, CFA           3        $ 1.2                   0                N/A               0              N/A



POTENTIAL CONFLICTS OF INTEREST


     As an investment adviser, Wells Capital Management has fiduciary responsibilities to act in the best interests of its clients. Such duties include: (1) reasonable and independent basis for its investment advice; (2) seeking best price execution for clients' securities transactions, ensuring that the investment advice is suitable to the client's objectives; and (3) refraining from engaging in personal securities transactions inconsistent with client interests.

     Wells Capital Management's portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

     Wells Capital Management as an internal compliance group headed by the Director of Business Risk Management, Mai Shiver, who reports directly to the firm president. All employee investment activities are monitored by the internal compliance group according to the Compliance Manual and Code of Ethics documents, which set forth compliance policies, procedures and requirements for the firm and its employees.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Wells Capital Management has a comprehensive and competitive compensation program. We use annual surveys to reassess salary points, bonuses and deferred compensation.

     Compensation for portfolio managers is geared toward relative investment performance within acceptable risk parameters and may reflect net asset changes. Research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. We custom-tailor personal scorecards to measure positive contributions to relative investment results. We preset ranges so incentive opportunities are known and measured continually.

     Talented investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios, aligns the interests of the investment team with the clients, and provides direct participation in the growth and success of the company and its clients.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                            DOLLAR RANGE
PORTFOLIO MANAGER                           OF PORTFOLIO SHARES OWNED
-----------------                           -------------------------
Robert J. Costomiris, CFA                   None



ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:

                      REGISTERED INVESTMENT                   OTHER POOLED
                            COMPANIES                      INVESTMENT VEHICLES              OTHER ACCOUNTS
                      -----------------------------------------------------------------------------------------
                       NUMBER           TOTAL             NUMBER            TOTAL       NUMBER         TOTAL
                         OF           ASSETS (IN            OF            ASSETS (IN      OF         ASSETS (IN
PORTFOLIO MANAGER     ACCOUNTS         BILLIONS)         ACCOUNTS          BILLIONS)   ACCOUNTS       BILLIONS)
---------------------------------------------------------------------------------------------------------------
 Robert Costomiris       3            $ 1.2                 0                N/A          0              N/A



POTENTIAL CONFLICTS OF INTEREST


     As an investment adviser, Wells Capital Management has fiduciary responsibilities to act in the best interests of its clients. Such duties include: (1) reasonable and independent basis for its investment advice; (2) seeking best price execution for clients' securities transactions, ensuring that the investment advice is suitable to the client's objectives; and (3) refraining from engaging in personal securities transactions inconsistent with client interests.

     Wells Capital Management's portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

     Wells Capital Management has an internal compliance group headed by the Director of Business Risk Management, Mai Shiver, who reports directly to the firm president. All employee investment activities are monitored by the internal compliance group according to the Compliance Manual and Code of Ethics documents, which set forth compliance policies, procedures and requirements for the firm and its employees.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Wells Capital Management has a comprehensive and competitive compensation program. We use annual surveys to reassess salary points, bonuses and deferred compensation.

     Compensation for portfolio managers is geared toward relative investment performance within acceptable risk parameters and may reflect net asset changes. Research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. We custom-tailor personal scorecards to measure positive contributions to relative investment results. We preset ranges so incentive opportunities are known and measured continually.

     Talented investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios, aligns the interests of the investment team with the clients, and provides direct participation in the growth and success of the company and its clients.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                    DOLLAR RANGE OF
PORTFOLIO MANAGER                   FUND SHARES OWNED
Robert J. Costomiris, CFA           None


                          EXPENSE LIMITATION AGREEMENT


     The Advisers have entered into expense limitation agreements with the Portfolios listed below pursuant to which the Advisers have agreed to waive or limit its fees. In connection with this agreement, the Advisers will assume other expenses so that the total annual ordinary operating expenses of these Portfolios (which excludes interest, taxes, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio's business, and expenses of any counsel or other persons or services retained by the Portfolio's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Advisers) do not exceed the limits set forth below of the Portfolio's average daily net assets, subject to possible recoupment by the Manager within three years.



                             PORTFOLIO                           ADV CLASS
           ---------------------------------------------------------------
           ING Disciplined Small Cap Value Portfolio               1.35%
           ING EquitiesPlus Portfolio                              1.00%
           ING FMR(SM) Earnings Growth Portfolio                   1.35%
           ING FMR(SM) Small Cap Equity Portfolio                  1.60%
           ING Franklin Income Portfolio                           1.44%
           ING Global Real Estate Portfolio                        1.60%
           ING Goldman Sachs Tollkeeper Portfolio(SM)              1.75%
           ING JPMorgan Value Opportunities Portfolio              1.13%
           ING Marsico International Opportunities Portfolio       1.28%
           ING MFS Utilities Portfolio                             1.40%
           ING Pioneer Mid Cap Value Portfolio                     1.25%
           ING VP Index Plus International Equity Portfolio        1.15%
           ING Wells Fargo Small Cap Disciplined Portfolio         1.47%



     The expense limitation agreements provide that the expense limitations shall continue until May 1, 2007 for Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Small Cap Equity, Global Real Estate, Goldman Sachs Tollkeeper(SM), MFS Utilities, VP Index Plus International Equity, and Wells Fargo Small Cap Disciplined. The expense limitations for JPMorgan Value Opportunities, Marsico International Opportunities and Pioneer Mid Cap Value shall continue through September 23, 2007. The expense limitations for FMR(SM) Earnings Growth continue through May 1, 2008. These Portfolios' expense limitation agreements are contractual and shall renew automatically for one-year terms unless the Advisers provide written notice of termination of the agreements to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreements. The expense limitation agreements may also be terminated by the Trust, without payment of any penalty, upon ninety (90) days' prior notice to the Advisers at their principal places of business. Pursuant to a side agreement effective September 23, 2005, DSI has effected the following expense limit for Pioneer Fund through September 23, 2007: (1) 1.31% for the ADV Class shares of the Portfolio. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it.

     Further, the Adviser has voluntarily agreed to waive its rights to recoupment under Section 2 of the Expense Limitation Agreement between DSI and the Trust, dated January 1, 2005, for the ADV Class shares of Goldman Sachs Tollkeeper. DSI waives its rights to recoupment for the period from January 1, 2005 through December 31, 2006.


                                  ADMINISTRATOR


     ING Funds Services ("Administrator") serves as Administrator for Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios pursuant to the administration agreement with the Trust. Its principal place of business is 7337 East Doubletree Ranch Road, Scottsdale Arizona 85258. Subject to the supervision of the Board, the Administrator provides all administrative services necessary for the operation of Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios except for those services performed by the Advisers under the Advisory Agreements, each Sub-Advisers under the respective sub-advisory agreements, if applicable, the Custodian for the Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined

Portfolios under the Custodian Agreement, the Transfer Agent under the Transfer Agency Agreement and such other service providers as may be retained by Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios from time to time. The Administrator acts as a liaison among these service providers to Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities Portfolios, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined. ING Funds Services also furnishes Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios with adequate personnel, office space, communications facilities and other facilities necessary for the operation of Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by other service providers. The Administrator is also responsible for monitoring Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios' compliance with applicable legal requirements and with their investment policies and restrictions for the Portfolios.


     The administration agreement with ING Funds Services may be cancelled by the Trust on behalf of a Portfolio, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days' written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) days' written notice to the Trust.


     During periods when Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios invest directly in investment securities, each pays the Administrator an annual fee, payable monthly in arrears, equal to 0.10% of average daily net assets. The Administrator is a wholly-owned subsidiary of ING Groep and the immediate parent company of the Adviser.

     The Administrator did not receive any fees on behalf of Disciplined Small Cap Value, EquitiesPlus, FMR Small Cap Equity, Franklin Income and Global Real Estate Portfolios because these Portfolios had not commenced operations as of the fiscal year ended December 31, 2005.


                          DISTRIBUTION OF TRUST SHARES

     DSI serves as the Portfolios' distributor and principal underwriter. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of the Portfolio's shares. DSI bears all expenses of providing distribution services including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares. DSI also serves as Adviser to the Trust and therefore is an affiliate to the Trust.

     The Trustees have classified shares of each of the Portfolios into four classes: Institutional Class ("Class I") shares; Service Class ("Class S") shares; Service 2 Class ("Service 2") shares; and Adviser Class ("ADV Class"). Only ADV Class shares are offered through this SAI.

     Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation;
(b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, ADV Class shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum. DSI has agreed to waive a portion of the distribution fee for ADV Class shares. The expense waiver will continue through at least [May 1, 2007], but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.35% (not to exceed 0.50% under the current 12b-1 Plan) in the future.

SHAREHOLDER SERVICE AND DISTRIBUTION PLAN

     The Trust has adopted a Shareholder Service and Distribution Plan (the "Plan") for the ADV Class shares dated May 29, 2003. Under the Plan the Trust may pay to DSI a shareholder service fee (the "Service Fee") at the rate of 0.25%, on an annualized basis, of the average daily net assets of the Fund's ADV Class shares. The Service Fee may be used to pay for shareholder services provided to the Portfolios. The Plan provides that the ADV Class shares of the Portfolios shall pay a distribution fee (the "Distribution Fee") for distribution services, including payments to DSI, at annual rates not to exceed 0.50% of the average daily net assets of such Portfolios for distribution services. The Plan permits the Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms").

     Since the Service Fees and Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses).


     Shareholder services payable under the Plan include, but are not limited to, the following costs: (a) acting as the shareholder of record; processing purchase and redemption orders; (b) maintaining participant account records; (c) answering participant questions regarding the Portfolios; (d) facilitating the tabulation of shareholder votes in the event of a meeting; (e) conveying information with respect to Portfolio shares purchased and redeemed and share balances to the Portfolios and to service providers; (f) providing shareholder support services; and (g) providing other services to shareholders, plan participants, plan sponsors and plan administrators. DSI may subcontract with other parties for the provision of shareholder, plan sponsor or plan participant support services.

     Distribution expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) processing new shareholder account applications; (b) preparing and transmitting to the Portfolios' Transfer Agent computer processable tapes of all transactions by customers; (c) and serving as the primary source of information to customers in providing information and answering questions concerning the Portfolios and their transactions with the Portfolios; (d) providing other services to shareholders, plan participants, plan sponsors and plan administrators. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, cast in-person at a meeting called for that purpose.


     The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the Portfolios without the approval of a majority of the outstanding shares of each of the Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

     The Plan was adopted because of its anticipated benefit to the Portfolios. These anticipated benefits include increased promotion and distribution of the Portfolios' shares, an enhancement in the Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolios.

     Because only the ADV Class shares of ING FMR(SM) Earnings Growth Portfolio, JPMorgan Small Cap Equity, Legg Mason Value, Marsico Growth, Mercury Large Cap Growth, MFS Total Return, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and Van Kampen Growth and Income Portfolios had commenced operations as of December 31, 2005, payments under the Plan had not been made for the other Portfolios.

     SHAREHOLDER SERVICE FEES


       PORTFOLIOS                                                  DISTRIBUTION FEES
       -----------------------------------------------------------------------------
       ING FMR(SM) EARNINGS GROWTH PORTFOLIO
       Advertising                                                               N/A
       Printing                                                                  N/A
       Salaries & Commissions                                                    N/A
       Broker Servicing                                                          N/A

       Miscellaneous                                                             N/A
       Total                                                                     N/A

       JPMORGAN SMALL CAP EQUITY PORTFOLIO
       Advertising                                                 $               5
       Printing                                                    $             102
       Salaries & Commissions                                      $              52
       Broker Servicing                                            $              24
       Miscellaneous                                               $              85
       Total                                                       $             268

       ING LEGG MASON VALUE PORTFOLIO
       Advertising                                                 $              19
       Printing                                                    $             359
       Salaries & Commissions                                      $             186
       Broker Servicing                                            $              83
       Miscellaneous                                               $             299
       Total                                                       $             946

       ING MARSICO GROWTH PORTFOLIO
       Advertising                                                 $              45
       Printing                                                    $             847
       Salaries & Commissions                                      $             438
       Broker Servicing                                            $             196
       Miscellaneous                                               $             706
       Total                                                       $           2,232

       ING MERCURY LARGE CAP GROWTH PORTFOLIO
       Advertising                                                 $              10
       Printing                                                    $             195
       Salaries & Commissions                                      $             101
       Broker Servicing                                            $              45
       Miscellaneous                                               $             162
       Total                                                       $             513

       ING MFS TOTAL RETURN PORTFOLIO
       Advertising                                                 $              43
       Printing                                                    $             807
       Salaries & Commissions                                      $             417
       Broker Servicing                                            $             187
       Miscellaneous                                               $             673
       Total                                                       $           2,127

       ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
       Advertising                                                 $             354
       Printing                                                    $           6,732

       Salaries & Commissions                                      $           3,479
       Broker Servicing                                            $           1,558
       Miscellaneous                                               $           5,609
       Total                                                       $          17,731

       ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
       Advertising                                                 $             143
       Printing                                                    $           2,719
       Salaries & Commissions                                      $           1,405
       Broker Servicing                                            $             629
       Miscellaneous                                               $           2,265
       Total                                                       $           7,160

       ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
       Advertising                                                               N/A
       Printing                                                                  N/A
       Salaries & Commissions                                                    N/A
       Broker Servicing                                                          N/A
       Miscellaneous                                                             N/A
       Total                                                                     N/A

       ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
       Advertising                                                 $               6
       Printing                                                    $             116
       Salaries & Commissions                                      $              60
       Broker Servicing                                            $              27
       Miscellaneous                                               $              97
       Total                                                       $             306

       PORTFOLIOS                                                  SERVICE FEES
       -----------------------------------------------------------------------------
       ING JPMorgan Small Cap Equity Portfolio                     $           1,137
       ING Legg Mason Value Portfolio                              $           2,218
       ING Marsico Growth Portfolio                                $          10,295
       ING Mercury Large Cap Growth                                $           1,122
       ING MFS Total Return Portfolio                              $          12,645
       ING T. Rowe Price Capital Appreciation Portfolio            $          84,699
       ING T. Rowe Price Equity Income Portfolio                   $          31,231
       ING Van Kampen Growth and Income Portfolio                  $           1,510


                                 CODE OF ETHICS

     The Portfolios' Board, DSI, as Adviser, the Sub-Advisers and the Distributor have adopted a Code of Ethics or written supervisory procedures ("Codes") in accordance with Rule 17j-1 under the 1940 Act. governing personal trading activities of all Trustees, officers of the Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Portfolios that may arise from personal trading of securities that may be purchased or held by the Portfolios or the Portfolios' shares. The Code of Ethics also prohibits short-term trading of each Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolios'

Compliance Officer his or her designee and to report all transactions on a regular basis. The Sub-Advisers have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.

               DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES

     Each Portfolio is required to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios' annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

     In addition, each Portfolio posts their portfolio holdings schedule on ING Groep's website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (E.G. the Portfolios will post the quarter-ending June 30 holdings on August 1).

     Each Portfolio also compiles a list composed of their ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING Groep's website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

     Investors (both individual and institutional), financial intermediaries that distribute the Portfolios' shares and most third parties may receive the Portfolios' annual or semi-annual shareholder reports, or view on ING Groep's website, the Portfolios' portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

     Other than in regulatory filings or on ING Groep's website, the Portfolios may provide their portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolios have a legitimate business purpose for doing so. Specifically, the Portfolios' disclosure of their portfolio holdings may include disclosure:

   - To the Portfolios' independent registered public accounting firm, named herein, for use in providing audit opinions on an as-needed basis;

   - To financial printers for the purpose of preparing the Portfolios' regulatory filings on an as-needed basis;

   - For the purpose of due diligence regarding a merger or acquisition on an as-needed basis;

   - To a new adviser or portfolio manager prior to the commencement of its management of the Portfolios on an as-needed basis;


   - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such agencies may receive more raw data from the Portfolio than is posted on the Portfolios' website;

   - To consultants for use in providing asset allocation advice in connection with an investment by affiliated funds-of-funds in the Portfolios on an as-needed basis;

   - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; or

   - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios' shareholders, on an as-needed basis;


     In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

     The Portfolios' Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Portfolios' portfolio securities is in the best interests of the Portfolios' shareholders, including procedures to address conflicts between the interests of the Portfolios' shareholders, on the one hand, and those of the Portfolios' Adviser, its investment adviser, the Portfolios' Sub-Adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolios' administrator to implement the Board's policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolio's shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, Sub-Adviser, principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolio's administrator to authorize the release of the Portfolios' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios' administrator reports quarterly to the Board regarding the implementation of the Policies.

     The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios' portfolio holdings:

                                                                                          TIME LAG BETWEEN DATE OF
                                                                                            INFORMATION AND DATE
                  PARTY                      PURPOSE                   FREQUENCY            INFORMATION RELEASED
       -------------------------------------------------------------------------------------------------------------
       Institutional Shareholder    Proxy Voting               Daily                      None
       Services, Inc.               & Class Action
                                    Services

       Charles River Development    Compliance                 Daily                      None

     All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Portfolios' Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios' Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

                             PROXY VOTING PROCEDURES

     The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios' portfolio securities. The procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures, which require the Adviser to vote proxies in accordance with the Portfolios' proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. In addition, the Board established the Valuation, Proxy and Brokerage Committee to oversee the implementation of the Portfolios' proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Portfolios, including procedures of the Adviser, is attached hereto as Appendix B. No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds' website (http://www.ingfunds.com) or by accessing the SEC's EDGAR database (http://www.sec.gov).

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Management Agreement of Sub-Advisory Agreements authorize DSI or a Sub-Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for each Portfolio. In all purchases and sales of securities for the portfolio of a Portfolio, the primary consideration is to obtain the most favorable execution available. Pursuant to the Advisory Agreement or Sub-Advisory Agreements, DSI or each Sub-Adviser determines, subject to the instructions of and review by the Portfolios' Board, which securities are to be purchased and sold by a Portfolio and which brokers are to be eligible to execute portfolio transactions of a Portfolio. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of the Adviser or a Sub-Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

     In placing portfolio transactions, DSI or a Sub-Adviser are required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm's risk in positioning a block of securities, and other factors. DSI or a Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios, and not DSI or the Sub-Adviser.

     In selecting a broker-dealer, DSI or a Sub-Adviser will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. DSI or a Sub-Adviser may also take into account the quality of research and related services that can be provided by a broker-dealer, provided DSI or a Sub-Adviser makes a good faith determination that the broker commissions paid by the Portfolios is reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), DSI or a Sub-Adviser may cause a Portfolio to pay a broker-dealer which provides "brokerage and research services" (ad defined in the 1934 Act) to DSI or a Sub-Adviser commissions for effecting a securities transaction for a Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     For many years, it has been a common practice for investment advisers to receive research services from broker-dealers that execute portfolio transactions for the clients of the manager. This research can assist an investment adviser in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, DSI or a Sub-Adviser may receive research services from broker-dealers with which DSI or a Sub-Adviser places a Portfolio's securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and DSI or a Sub-Adviser do not bear the expense of these services if provided by a broker-dealer that executes trades for a Portfolio, and the advisory fee paid to DSI or sub-advisory fee paid to a Sub-Adviser is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value to DSI or the Sub-Advisers in advising a Portfolio and other clients, although not all of the research services received by DSI or the Sub-Advisers will necessarily be useful and of value in managing a particular Portfolio. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by DSI or a Sub-Adviser for the execution of securities transactions for a Portfolio. In addition, in negotiating commissions with a broker, the Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by DSI or a Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

     In negotiating commissions with a broker, the Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by DSI or a Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

     Portfolio transactions may be executed by brokers affiliated with the ING Groep or DSI or a Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in comparable transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to the rules adopted by the National Association of Securities Dealers, Inc. ("NASD").

     Purchases of securities for a Portfolio also may be directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

     Some securities considered for investment by a Portfolio may also be appropriate for their clients served by DSI or a Sub-Adviser. If the purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients serviced by DSI or a Sub-Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and DSI or a Sub-Adviser's other clients in a manner deemed fair and reasonable by DSI or a Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by DSI or a Sub-Adviser, and the results of such allocations, are subject to periodic review by the Board. To the extent any of the Portfolios seek to acquire the same security at the same time, one or more of the Portfolios may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Portfolio is concerned.

     Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. Each Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

     In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available. Each Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolios. By allocating transactions in this manner, the Investment Adviser is able to supplement its research and analysis with the views and information of other securities firms.

     The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.


     Because Discipliend Small Cap Value, EquitiesPlus, FMR(SM) Small Cap Equity, Franklin Income and Global Real Estate had not commenced operations as of December 31, 2005, the Portfolio have not paid brokerage commissions.


     For the fiscal years ended December 31, 2005, 2004, and 2003, each of the Portfolios listed below paid total brokerage commissions as follows:


          PORTFOLIO                                                             2005           2004           2003
          ------------------------------------------------------------------------------------------------------------
          ING AllianceBernstein Mid Cap Growth Portfolio                    $  1,912,990   $  3,322,364   $  1,996,896
          ING Capital Guardian Small/Mid Cap Portfolio (1)                  $  3,540,961   $    928,119   $    262,574
          ING Capital Guardian U.S. Equities Portfolio (1)                  $    474,706   $    333,432   $    909,187
          ING Eagle Asset Capital Appreciation Portfolio                    $    200,303   $    164,754   $    276,406
          ING Evergreen Health Sciences Portfolio                           $    153,992   $     70,870            N/A
          ING Evergreen Omega Portfolio                                     $    115,510   $     10,781            N/A
          ING FMR(SM) Diversified Mid Cap Portfolio                         $  1,210,736   $    809,496   $    279,297
          ING FMR(SM) Earnings Growth Portfolio                             $     49,157            N/A            N/A
          ING Global Resources Portfolio (1)                                $  3,835,129   $  1,385,184   $    541,231
          ING Goldman Sachs Tollkeeper(SM) Portfolio                        $    121,769   $    146,517   $     99,735
          ING International Portfolio                                       $  1,060,637   $    860,777   $    822,843
          ING Janus Contrarian Portfolio (1)                                $     81,381   $     73,094   $     74,219
          ING JPMorgan Emerging Markets Equity Portfolio (1)                $    491,168   $    709,071   $    434,661
          ING JPMorgan Small Cap Equity Portfolio                           $    234,969   $    319,381   $     62,916
          ING JPMorgan Value Opportunities Portfolio                        $    177,637            N/A            N/A
          ING Julius Baer Foreign Portfolio                                 $  1,955,511   $    743,866   $    124,629
          ING Legg Mason All Cap Portfolio                                  $    615,839   $    632,667   $    561,048
          ING Legg Mason Value Portfolio                                    $    371,711   $    387,874   $    222,015
          ING Limited Maturity Bond Portfolio                                        N/A            N/A            N/A
          ING Lord Abbett Affiliated Portfolio                              $    272,514   $    253,234   $    193,516
          ING Marsico Growth Portfolio                                      $  1,098,070   $  1,444,579   $  1,666,706
          ING Marsico International Opportunities Portfolio                 $    238,587            N/A            N/A
          ING Mercury Large Cap Growth Portfolio                            $     29,524   $     45,380   $     31,964
          ING Mercury Large Cap Value Portfolio                             $    305,777   $    253,299   $     87,034
          ING MFS Mid Cap Growth Portfolio                                  $  1,353,147   $  2,181,473   $  2,154,230
          ING MFS Total Return Portfolio                                    $  1,197,211   $  1,837,634   $  1,203,208
          ING MFS Utilities Portfolio                                       $    291,261            N/A            N/A
          ING Oppenheimer Main Street Portfolio(R)                          $  1,202,773   $  2,026,202   $  2,437,676
          ING PIMCO Core Bond Portfolio                                     $    134,647   $    108,225   $     80,527
          ING PIMCO High Yield Portfolio                                    $     51,258   $     36,428            N/A
          ING Pioneer Fund Portfolio                                        $     37,506            N/A            N/A
          ING Pioneer Mid Cap Value Portfolio                               $    518,914            N/A            N/A
          ING T. Rowe Price Capital Appreciation Portfolio                  $  1,077,543   $  1,007,240   $    319,024
          ING T. Rowe Price Equity Income Portfolio                         $    440,764   $    553,324   $    440,278
          ING Templeton Global Growth Portfolio(1)                          $    360,041   $    237,274   $   440, 278
          ING UBS U.S. Allocation Portfolio (1)                             $     70,849   $     76,693   $    152,444

          ING Van Kampen Equity Growth Portfolio                            $    142,278   $    238,825   $     83,787
          ING Van Kampen Global Franchise Portfolio                         $    111,667   $     46,591   $     30,027
          ING Van Kampen Growth and Income Portfolio                        $    677,074   $    949,262   $  1,093,782
          ING Van Kampen Real Estate Portfolio                              $    559,219   $    292,321            N/A
          ING VP Index Plus International Equity Portfolio                  $     28,062            N/A            N/A
          ING Wells Fargo Mid Cap Disciplined(1) Portfolio                  $  1,271,375   $  1,086,333   $  1,438,658
          ING Wells Fargo Small Cap Disciplined Portfolio                   $     10,866            N/A            N/A


          (1) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio.

          (2) Because ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios had not commenced operations as of December 31, 2005, commissions paid to certain brokers for research services are not available.

          For the fiscal year ended December 31, 2005, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services:


                                                                COMMISSIONS PAID ON TOTAL
          PORTFOLIO                                             TRANSACTIONS FOR RESEARCH SERVICES
          ---------                                             ----------------------------------
          ING AllianceBernstein Mid Cap Growth Portfolio                    $  154,246
          ING Capital Guardian Small/Mid Cap Portfolio (1)                         N/A
          ING Capital Guardian U.S. Equities Portfolio (1)                         N/A
          ING Eagle Asset Capital Appreciation Portfolio (1)                       N/A
          ING Evergreen Health Sciences Portfolio                           $    9,535
          ING Evergreen Omega Portfolio                                     $   31,677
          ING FMR(SM) Diversified Mid Cap Portfolio                         $  266,697
          ING FMR(SM) Earnings Growth Portfolio (2)                         $   25,095
          ING Global Resources Portfolio (1)                                $  692,839
          ING Goldman Sachs Tollkeeper(SM) Portfolio (1)                           N/A
          ING International Portfolio                                              N/A
          ING Janus Contrarian Portfolio (1)                                       N/A
          ING JPMorgan Emerging Markets Equity Portfolio (1)                       N/A
          ING JPMorgan Small Cap Equity Portfolio                                  N/A
          ING JPMorgan Value Opportunities Portfolio (2)                           N/A
          ING Julius Baer Foreign Portfolio                                 $    6,961
          ING Legg Mason Partners All Cap Portfolio                         $   20,334
          ING Legg Mason Value Portfolio (1)                                $   20,980
          ING Limited Maturity Bond Portfolio                                      N/A
          ING Liquid Assets Portfolio                                              N/A
          ING Lord Abbett Affiliated Portfolio                              $    5,755
          ING Marsico Growth Portfolio                                      $   86,904
          ING Marsico International Opportunities Portfolio (2)                    N/A
          ING Mercury Large Cap Growth Portfolio(1)                                N/A
          ING Mercury Large Cap Value Portfolio                                    N/A
          ING MFS Mid Cap Growth Portfolio                                         N/A
          ING MFS Total Return Portfolio                                           N/A
          ING MFS Utilities Portfolio (2)                                          N/A
          ING Oppenheimer Main Street Portfolio(R)(1)                       $   47,119
          ING PIMCO Core Bond Portfolio                                            N/A
          ING PIMCO High Yield Portfolio                                           N/A
          ING Pioneer Fund Portfolio (2)                                           N/A
          ING Pioneer Mid Cap Value Portfolio (2)                                  N/A
          ING Stock Index Portfolio                                                N/A

          ING T. Rowe Price Capital Appreciation Portfolio                         N/A
          ING T. Rowe Price Equity Income Portfolio                                N/A
          ING Templeton Global Growth Portfolio                                    N/A
          ING UBS U.S. Allocation Portfolio (1)                             $   16,509
          ING Van Kampen Equity Growth Portfolio                                   N/A
          ING Van Kampen Global Franchise Portfolio                                N/A
          ING Van Kampen Growth and Income Portfolio                               N/A
          ING VP Index Plus International Equity Portfolio                         N/A
          ING Van Kampen Real Estate Portfolio                                     N/A
          ING Wells Fargo Mid Cap Disciplined Portfolio                     $   51,812
          ING Wells Fargo Small Cap Disciplined Portfolio                   $      876


          For the fiscal year ended December 31, 2004, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services:


                                                                      COMMISSIONS PAID ON TOTAL
          PORTFOLIO                                             TRANSACTIONS FOR RESEARCH SERVICES
          ---------                                             ----------------------------------
          ING AllianceBernstein Mid Cap Growth Portfolio                    $  217,250
          ING Capital Guardian Small/Mid Cap Portfolio (1)                         N/A
          ING Capital Guardian U.S. Equities Portfolio (1)                         N/A
          ING Eagle Asset Capital Appreciation Portfolio (1)                       N/A
          ING Evergreen Health Sciences Portfolio                           $    1,793
          ING Evergreen Omega Portfolio                                     $    2,294
          ING FMR(SM) Diversified Mid Cap Portfolio                         $    4,450
          ING FMR(SM) Earnings Growth Portfolio (2)                                N/A
          ING Global Resources Portfolio (1)                                $  266,033
          ING Goldman Sachs Tollkeeper(SM) Portfolio (1)                           N/A
          ING International Portfolio                                       $   98,939
          ING Janus Contrarian Portfolio (1)                                       N/A
          ING JPMorgan Emerging Markets Equity Portfolio (1)                       N/A
          ING JPMorgan Value Opportunities Portfolio (2)                           N/A
          ING JPMorgan Small Cap Equity Portfolio                                  N/A
          ING Julius Baer Foreign Portfolio                                 $   28,823
          ING Legg Mason Value Portfolio (1)                                $  171,979
          ING Limited Maturity Bond Portfolio                                      N/A
          ING Liquid Assets Portfolio                                              N/A
          ING Lord Abbett Affiliated Portfolio                              $   16,910
          ING Marsico Growth Portfolio                                      $   72,372
          ING Marsico International Opportunities Portfolio (2)                    N/A
          ING Mercury Large Cap Growth Portfolio (1)                        $    2,879
          ING Mercury Large Cap Value Portfolio                             $   23,983
          ING MFS Mid Cap Growth Portfolio                                         N/A
          ING MFS Total Return Portfolio                                           N/A
          ING MFS Utilities Portfolio (2)                                          N/A
          ING Oppenheimer Main Street Portfolio(R)(1)                       $    3,818
          ING PIMCO Core Bond Portfolio                                            N/A
          ING PIMCO High Yield Portfolio                                           N/A
          ING Pioneer Fund Portfolio (2)                                           N/A
          ING Pioneer Mid Cap Value Portfolio (2)                                  N/A
          ING Salomon Brothers All Cap Portfolio                            $   42,302
          ING Stock Index Portfolio                                                N/A
          ING T. Rowe Price Capital Appreciation Portfolio                  $   39,470
          ING T. Rowe Price Equity Income Portfolio                         $   17,208
          ING Templeton Global Growth Portfolio                                    N/A
          ING UBS U.S. Allocation Portfolio (1)                             $   18,911
          ING Van Kampen Equity Growth Portfolio                                   N/A
          ING Van Kampen Global Franchise Portfolio                                N/A
          ING Van Kampen Growth and Income Portfolio                               N/A

          ING Van Kampen Real Estate Portfolio                                     N/A
          ING Wells Fargo Mid Cap Disciplined Portfolio                     $   49,665


          (1) As of May 3, 2004, ING Eagle Asset Value Equity Portfolio is known as ING Eagle Asset Capital Appreciation Portfolio and ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio. As of August 1, 2004, ING Goldman Sachs Internet Tollkeeper(SM) Portfolio is known as ING Goldman Sachs Tollkeeper(SM) Portfolio. As of August 6, 2004, ING Mercury Fundamental Growth Portfolio is known as ING Mercury Large Cap Growth Portfolio. As of November 8, 2004, ING MFS Research Portfolio is known as ING Oppenheimer Main Street Portfolio(R).

          (2) Because ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios had not commenced operations as of December 31, 2004, commissions paid to certain brokers for research services are not available.

     For the fiscal year ended December 31, 2003, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services:


                                                                COMMISSIONS PAID ON TOTAL
     PORTFOLIO                                                  TRANSACTIONS FOR RESEARCH SERVICES
     ---------                                                  ----------------------------------
          ING AllianceBernstein Mid Cap Growth Portfolio            $  156,354
          ING Capital Guardian Small/Mid Cap Portfolio                     N/A
          ING Capital Guardian U.S. Equities Portfolio                     N/A
          ING Eagle Asset Capital Appreciation Portfolio                   N/A
          ING FMR(SM) Diversified Mid Cap Portfolio                 $   18,823
          ING Global Resources Portfolio                            $   97,000
          ING Goldman Sachs Tollkeeper(SM) Portfolio                $   227.00
          ING International Portfolio                               $   93,406
          ING Janus Special Equity Portfolio                        $    2,079
          ING JPMorgan Emerging Markets Equity Portfolio            $   64,161
          ING JPMorgan Small Cap Equity Portfolio                          N/A
          ING Julius Baer Foreign Portfolio                              $1926
          ING Legg Mason Value Portfolio                            $   15,097
          ING Limited Maturity Bond Portfolio                              N/A
          ING Liquid Assets Portfolio                                      N/A
          ING Lord Abbett Affiliated Portfolio                      $   13,955
          ING Marsico Growth Portfolio                              $  127,117
          ING Mercury Fundamental Growth Portfolio                  $    5,956
          ING Mercury Large Cap Value Portfolio                     $   13,056
          ING MFS Mid Cap Growth Portfolio                                 N/A
          ING MFS Total Return Portfolio                                   N/A
          ING Oppenheimer Main Street Portfolio(R)                  $      905
          ING PIMCO Core Bond Portfolio                                    N/A
          ING Salomon Brothers All Cap Portfolio                    $   64,464
          ING T. Rowe Price Capital Appreciation Portfolio          $   68,203
          ING T. Rowe Price Equity Income Portfolio                 $   19,460
          ING Templeton Global Growth Portfolio                            N/A
          ING UBS U.S. Allocation Portfolio                         $    7,934
          ING Van Kampen Equity Growth Portfolio                    $    1,189
          ING Van Kampen Global Franchise Portfolio                 $    1,354
          ING Van Kampen Growth and Income Portfolio                $   37,273
          ING Van Kampen Real Estate Portfolio                      $    7,440
          ING Wells Fargo Mid Cap Disciplined Portfolio             $  436,802


          As noted above, the Sub-Adviser may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Sub-Adviser with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of the Sub-Adviser, and the Sub-Adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

     In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by the Sub-Advisers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.

     On occasions when a Sub-Adviser deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser or sub-adviser), the Sub-Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.

     Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

     A Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

     Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Adviser or a Sub-Adviser or, if it is also a broker-dealer, the Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or Sub-Adviser, and if there is in effect a written contract between the Sub-Adviser and the Trust expressly permitting the affiliated broker-dealer or Sub-Adviser to receive and retain such compensation. The Sub-Advisory Agreements provide that each Sub-Adviser may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.


     SEC rules further require that commissions paid to such an affiliated broker-dealer or Sub-Adviser by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of DSI., Adviser to ING Investors Trust as of March 31, 2005: ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Advisors B.V., ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.


Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.

The Adviser or Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolios a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of that Portfolio. These commission recapture payments benefit the Portfolios, and not the Adviser or Sub-Adviser.

     Because EquitiesPlus, FMR(SM) Small Cap Equity, Franklin Income and Global Real Estate had not commenced operations as of December 31, 2005, the Portfolios did not pay total brokerage commissions and affiliated brokerage commissions.


     For the fiscal year ended December 31, 2005, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):


                                                                                       % OF
                                                            TOTAL                   PORTFOLIO
                                          TOTAL AMOUNT    AMOUNT OF   % OF TOTAL      DOLLAR
                                               OF        COMMISSIONS  COMMISSION      AMOUNT
                                           COMMISSION      PAID TO     PAID TO          OF
          PORTFOLIO                           PAID        AFFILIATE   AFFILIATE    TRANSACTIONS        AFFILIATE
----------------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) Diversified Mid Cap          $   1,839,483  $      6,144        0.33%       0.35%    Fidelity Capital Markets
ING FMR(SM) Diversified Mid Cap          $   1,839,483  $      5,562        0.30%       0.24%    ING Baring LLC
ING Global Resources                     $   3,835,129  $    116,239        3.03%       1.66%    ING Baring LLC
ING JPMorgan Emerging Markets Equity     $     491,168  $     12,660        2.58%       0.76%    ING Baring LLC
ING Julius Baer Foreign                  $   1,955,511  $     95,594        4.89%       1.61%    ING Baring LLC
ING Julius Baer Foreign                  $   1,955,511  $      2,643        0.14%       0.06%    ING Financial Markets LLC
ING Legg Mason Partners All Cap          $     615,839  $     13,748        2.23%       1.81%    Citigroup Global Markets, Inc.
ING Legg Mason Value                     $     371,711  $     14,516        3.91%       1.59%    Legg Mason Walker Wood, Inc.
ING Marsico International Opportunities  $     238,587  $      6,203        2.60%       1.40%    ING Baring LLC
ING Mercury Large Cap Growth             $      29,524  $        338        1.14%       0.19%    Merrill Lynch
ING Mercury Large Cap Value              $     305,777  $     45,215       14.79%       7.07%    Merrill Lynch
ING MFS Total Return                     $   1,197,211  $         92        0.01%       0.01%    ING Baring LLC
ING MFS Utilities                        $     291,261  $      1,023        0.35%       0.06%    ING Baring LLC
ING Templeton Global Growth              $     360,041  $        895        0.25%       0.12%    ING Baring LLC
ING Van Kampen Equity Growth             $     142,278  $      2,384        1.68%       5.84%    Morgan Stanley & Co.
ING Van Kampen Growth & Income           $     677,074  $        760        0.11%       0.11%    Morgan Stanley & Co.



     For the fiscal year ended December 31, 2004, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):

                                                                                        % OF
                                            TOTAL       TOTAL AMOUNT    % OF TOTAL    PORTFOLIO
                                          AMOUNT OF    OF COMMISSIONS   COMMISSION     DOLLAR
                                         COMMISSION        PAID TO        PAID TO     AMOUNT OF
               PORTFOLIO                    PAID          AFFILIATE      AFFILIATE   TRANSACTIONS      AFFILIATE
         ------------------------------------------------------------------------------------------------------------
         ING Evergreen Health Sciences   $     70,870   $       782         1.10%         3.88%     Baring
         ING FMR(SM) Diversified Mid                                        0.03%         0.01%     Baring
         Cap                             $    811,372   $       209
         ING Global Resources            $  1,401,830   $    23,337         2.02%         1.54%     Baring
         ING JPMorgan Emerging                                              0.30%         0.27%     Baring
         Markets Equity                  $    719,533   $     2,153
         ING Julius Baer Foreign         $    744,186   $    11,821         1.59%         0.59%     Baring
         ING Julius Baer Foreign         $    744,186   $       461         0.06%         0.02%     ING Bank London
         ING Van Kampen Global
         Franchise                       $     46,646   $        43         0.09%         0.66%     Baring


     For the fiscal year ended December 31, 2003, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):

                                                                            % OF TOTAL           % OF
                                          TOTAL          TOTAL AMOUNT       COMMISSION        PORTFOLIO
                                        AMOUNT OF       OF COMMISSIONS        PAID TO       DOLLAR AMOUNT
          PORTFOLIO                  COMMISSION PAID   PAID TO AFFILIATE     AFFILIATE     OF TRANSACTIONS    AFFILIATE
    ------------------------------------------------------------------------------------------------------------------------
    ING AllianceBernstein Mid         $  1,996,896               N/A             N/A              N/A       N/A
    Cap Growth Portfolio

    ING Capital Guardian U.S.         $    440,278               N/A             N/A              N/A       N/A
    Equities Portfolio

    ING Capital Guardian Managed      $    262,574               N/A             N/A              N/A       N/A
    Global Portfolio

    ING Capital Guardian              $    909,187               N/A             N/A              N/A       N/A
    Small/Mid Cap Portfolio

    ING JPMorgan Emerging             $    434,661               N/A             N/A              N/A       N/A
    Markets Equity Portfolio

    ING Eagle Asset Capital           $    276,406               N/A             N/A              N/A       N/A
    Appreciation Portfolio

    ING FMR(SM) Diversified Mid       $    279,297          $  7,036           2.52%            4.09%       Fidelity Capital
    Cap Portfolio                                                                                           Markets

                                                                            % OF TOTAL           % OF
                                          TOTAL          TOTAL AMOUNT       COMMISSION        PORTFOLIO
                                        AMOUNT OF       OF COMMISSIONS        PAID TO       DOLLAR AMOUNT
          PORTFOLIO                  COMMISSION PAID   PAID TO AFFILIATE     AFFILIATE     OF TRANSACTIONS    AFFILIATE
    ------------------------------------------------------------------------------------------------------------------------
    ING Goldman Sachs                 $     99,735               N/A             N/A              N/A       N/A
    Tollkeeper(SM) Portfolio

    ING Global Resources              $    541,231               N/A             N/A              N/A       N/A
    Portfolio

    ING International Portfolio       $ 822,843.47               N/A             N/A              N/A       N/A

    ING Janus Contrarian              $     74,219               N/A             N/A              N/A       N/A
    Portfolio

    ING JPMorgan Small Cap            $     62,916               N/A             N/A              N/A       N/A
    Equity Portfolio

    ING Julius Baer Foreign           $    124,629               N/A             N/A              N/A       N/A
    Portfolio

    ING Legg Mason Value              $    222,015               N/A             N/A              N/A       N/A
    Portfolio

    ING Lord Abbett Affiliated        $    193,516          $    385           0.20%            0.18%       Citigroup
    Portfolio (formerly, Salomon                            $  1,410           0.73%            0.81%       Salomon Smith Barney
    Brothers Investors Portfolio)                           $    285           0.15%            0.59%       Smith Barney

    ING Marsico Growth Portfolio      $  1,666,706               N/A             N/A              N/A       N/A

    ING Mercury Large Cap Growth      $     31,964          $  5,903          18.47%           20.68%       Merrill Lynch
    Portfolio

    ING Mercury Large Cap Value       $     87,034          $ 10,923          12.55%           12.16%       Merrill Lynch
    Portfolio (formerly, ING
    Mercury Large Cap Value
    Portfolio)

    ING MFS Mid Cap Growth            $  2,154,230               N/A             N/A              N/A       N/A
    Portfolio

    ING Oppenheimer Main Street       $  2,437,676               N/A             N/A              N/A       N/A
    Portfolio

    ING MFS Total Return              $  1,203,218               N/A             N/A              N/A       N/A
    Portfolio

    ING Salomon                       $    561,048          $  7,050           1.26%            0.54%       Citigroup Global
    Brothers All Cap                                        $  2,800           0.50%            0.66%       Markets

                                                                            % OF TOTAL           % OF
                                          TOTAL          TOTAL AMOUNT       COMMISSION        PORTFOLIO
                                        AMOUNT OF       OF COMMISSIONS        PAID TO       DOLLAR AMOUNT
          PORTFOLIO                  COMMISSION PAID   PAID TO AFFILIATE     AFFILIATE     OF TRANSACTIONS    AFFILIATE
    ------------------------------------------------------------------------------------------------------------------------
    Portfolio                                                                                               Salomon Smith Barney

    ING T. Rowe Price Capital         $    518,447               N/A             N/A              N/A       N/A
    Appreciation Portfolio

    ING T. Rowe Price Equity          $    319,024               N/A             N/A              N/A       N/A
    Income Portfolio

    ING Templeton Global Growth       $    262,574               N/A             N/A              N/A       N/A
    Portfolio (formerly, ING
    Capital Guardian Managed
    Global Growth Portfolio)

    UBS U.S. Allocation Portfolio     $    152,444          $  1,446           0.95%            1.26%       Fidelity Capital
                                      $    152,444          $    195           0.13%            0.10%       Markets UBS Securities
                                                                                                            LLC

    ING Van Kampen Global             $     30,027               N/A             N/A              N/A       N/A
    Franchise Portfolio

    ING Van Kampen Equity Growth      $     83,787          $     39           0.05%            0.03%       Morgan Stanley
    Portfolio

    ING Van Kampen Growth and         $  1,093,782          $ 18,176           1.66%            6.14%       Morgan Stanley
    Income Portfolio

    ING Wells Fargo Mid Cap           $  1,438,658               N/A             N/A              N/A       N/A
    Disciplined Portfolio
    (formerly, Jennison Equity
    Opportunities Portfolio)


          Fidelity Capital Markets is an affiliate of Fidelity, Management & Research Company, the former Sub-Adviser for UBS U.S. Allocation and the Sub-Adviser for FMR(SM) Diversified Mid Cap. Merrill Lynch is affiliated with Mercury Advisors, the Sub-Adviser for Mercury Large Cap Growth and Mercury Large Cap Value. Barings Securities Corporation is an affiliate of Barings International Investment Limited, an affiliate of the Adviser and Sub-Adviser of Global Resources. Goldman Sachs is an affiliate of Goldman Sachs Asset Management, L.P., the Sub-Adviser to Goldman Sachs Tollkeeper(SM)W. Furman Securities Corp. is an affiliate of the Adviser, as each is owned by ING Groep. Fred Alger and Company is an affiliate of Fred Alger Management, Inc., a former Sub-Adviser to the Capital Guardian Small/Mid Cap.


     The Adviser, DSI, is an affiliate of ING Investors Trust.

     During the fiscal year ended December 31, 2005, the following Portfolios acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents. The holdings of securities of such brokers and dealers were as follows as of December 31, 2005:


                            FUND NAME                                 SECURITY DESCRIPTION           MARKET VALUE
     --------------------------------------------------------------------------------------------------------------
     ING Capital Guardian U.S. Equities Portfolio            Goldman Sachs Group, Inc.             $      1,174,932
                                                             JPMorgan Chase & Co.                  $     15,846,629

     ING Eagle Asset Capital Appreciation Portfolio          Bank of America Corp.                 $      6,479,460
                                                             Merrill Lynch & Co., Inc.             $      3,447,457

     ING Evergreen Omega Portfolio                           Goldman Sachs Group, Inc.             $      3,575,880
                                                             Legg Mason, Inc.                      $      3,004,219
                                                             Prudential Financial, Inc.            $      3,030,066

     ING FMR Earnings Growth Portfolio                       Bank of America Corp.                 $      1,093,755
                                                             Goldman Sachs Group, Inc.             $        574,695
                                                             Wachovia Corp.                        $        475,740

     ING International Portfolio                             Credit Suisse Group                   $      3,221,241
                                                             Deutsche Bank AG                      $      6,055,049
                                                             HSBC Holdings PLC                     $      3,644,427
                                                             Societe Generale                      $      4,865,323
                                                             UBS AG                                $      2,314,082

     ING Janus Contarian Portfolio                           JPMorgan Chase & Co.                  $      1,987,993
     ING JPMorgan Small Cap Equity Portfolio                 Knight Capital Group, Inc.            $        347,139
     ING JPMorgan Value Opportunities Portfolio              Bank of America Corp.                 $      6,801,126
                                                             Citigroup, Inc.                       $     17,019,471
                                                             Lazard Ltd                            $        676,280
                                                             Morgan Stanley                        $      5,708,044
                                                             SunTrust Banks, Inc.                  $      2,761,970

     ING Julius Baer Foreign Portfolio                       Banco Bilbao Vizcaya Argentiana       $      5,702,331
                                                             Credit Suisse Group                   $     10,039,200
                                                             Deutsche Bank AG                      $      3,945,327
                                                             Nomura Securities                     $     21,263,821

     ING Legg Mason Partners All Cap Portfolio               Goldman Sachs Group, Inc.             $      1,021,680
                                                             JPMorgan Chase & Co.                  $      9,339,057
                                                             Merrill Lynch & Co., Inc.             $      6,034,743

     ING Legg Mason Value Portfolio                          Citigroup, Inc.                       $     15,354,892
                                                             JPMorgan Chase & Co.                  $     23,595,705

     ING Limited Maturity Bond Portfolio                     Bear Stearns Cos, Inc.                $      2,386,885
                                                             Citigroup, Inc.                       $     10,469,921
                                                             Credit Suisse Group                   $      4,042,928
                                                             Goldman Sachs Group, Inc.             $      1,238,296
                                                             HSBC Bank PLC                         $      1,108,800
                                                             JPMorgan Chase & Co.                  $      4,019,472
                                                             Morgan Stanley                        $      4,041,972

     ING Liquid Assets Portfolio                             Bank of New York                      $      6,250,000
                                                             Morgan Stanley                        $     10,382,311
                                                             Wells Fargo & co.                     $      7,650,000

                            FUND NAME                                 SECURITY DESCRIPTION           MARKET VALUE
     --------------------------------------------------------------------------------------------------------------
     ING Lord Abbett Affiliated                              Bank of America Corp.                 $      2,847,455
                                                             Bank of New York                      $      2,898,350
                                                             Citigroup, Inc.                       $      3,037,978
                                                             JPMorgan & Chase Co.                  $      3,552,255
                                                             Morgan Stanley                        $        748,968
                                                             Wachovia Corp.                        $        518,028

     ING Marsico Growth Portfolio                            Goldman Sachs Group, Inc.             $     10,237,106
                                                             Lehman Brothers Holdings, Inc.        $     28,690,598
                                                             UBS AG                                $     25,395,630

     ING Marsico International Opportunities Portfolio       UBS AG                                $      6,399,690
     ING Mercury Large Cap Growth Portfolio                  Goldman Sachs Group, Inc.             $      1,787,940
                                                             Bank of America Corp.                 $        876,850
                                                             Bear Stearns Cos, Inc.                $      1,155,300
                                                             Citigroup, Inc.                       $      1,844,140
                                                             Goldman Sachs Group, Inc.             $      1,532,520
                                                             JPMorgan Chase & Co.                  $        198,450
                                                             Lehman Brothers Holdings, Inc.        $      1,409,870

     ING MFS Mid Cap Growth Portfolio                        Legg Mason, Inc.                      $     10,031,219
     ING MFS Total Return Portfolio                          Bank of America Corp.                 $     48,545,686
                                                             Bear Stearns Cos, Inc.                $      1,066,156
                                                             Citigroup, Inc.                       $     25,538,652
                                                             Credit Suisse Group                   $      2,319,217
                                                             Goldman Sachs Group, Inc.             $     11,694,449
                                                             HSBC Finance Corp.                    $      1,246,999
                                                             JPMorgan Chase & Co.                  $     34,048,217
                                                             Lehman Brothers Holdings, Inc.        $      8,351,985
                                                             Merrill Lynch & Co., Inc.             $     13,813,633
                                                             Morgan Stanley                        $      8,880,028
                                                             UBS AG                                $      2,990,736
                                                             Wachovia Corp.                        $      8,068,383

     ING Oppenheimer Main Street Portfolio                   Bank of America Corp.                 $      9,820,720
                                                             Bank of New York                      $        748,475
                                                             Citigroup, Inc.                       $     12,972,069
                                                             Goldman Sachs Group, Inc.             $      4,022,865
                                                             JPMorgan Chase & Co.                  $      7,425,999
                                                             Lehman Brothers Holdings, Inc.        $      3,178,616
                                                             Merrill Lynch & Co., Inc.             $      4,192,487
                                                             Morgan Stanley                        $      4,862,618
                                                             US Bancorp.                           $      3,583,811
                                                             Wachovia Corp.                        $      4,715,112

     ING PIMCO Core Bond Portfolio                           Bank of America Corp.                 $      6,937,049
                                                             Bear Stearns Cos., Inc.               $      8,349,790
                                                             Citigroup, Inc.                       $        928,922
                                                             Credit Suisse Group                   $        846,191
                                                             Morgan Stanley                        $        602,090

     ING Pioneer Fund                                        Bank of America Corp.                 $        753,353
                                                             Merrill Lynch & Co., Inc.             $      1,020,894

     ING Pioneer Mid Cap Value Portfolio                     Bear Stearns Cos., Inc.               $     11,034,155

                            FUND NAME                                 SECURITY DESCRIPTION           MARKET VALUE
     --------------------------------------------------------------------------------------------------------------
     ING Stock Index Portfolio                               Bank of America Corp.                 $      6,059,910
                                                             Bank of New York                      $        806,729
                                                             Bear Stearns Cos., Inc.               $        424,804
                                                             Goldman Sachs Group, Inc.             $      1,882,190
                                                             Lehman Brothers Holdings, Inc.        $      1,122,897
                                                             Morgan Stanley                        $      1,999,858

     ING T. Rowe Price Capital Appreciation Portfolio        JPMorgan Chase & Co.                  $     26,790,750
                                                             Lehman Brothers Holdings, Inc.        $     13,073,340

     ING T. Rowe Price Equity Income Portfolio               Bank of America Corp.                 $      9,328,669
                                                             Citigroup, Inc.                       $      5,967,540
                                                             JPMorgan Chase & Co.                  $     26,621,829
                                                             Morgan Stanley                        $     16,573,754
                                                             SunTrust Banks, Inc.                  $      9,255,072

     ING Templeton Global Growth Portfolio                   Bank of New York                      $      5,096,000
                                                             Nomura Holdings, Inc.                 $      3,077,479
                                                             UBS AG                                $      4,738,475

     ING UBS U.S. Allocation Portfolio                       Bank of America Corp.                 $        316,934
                                                             Citigroup, Inc.                       $      4,201,500
                                                             Credit Suisse Group                   $         37,489
                                                             Goldman Sachs Group, Inc.             $        848,632
                                                             HSBC Finance Corp.                    $        161,157
                                                             JPMorgan Chase & Co.                  $      2,355,895
                                                             Lehman Brothers Holdings, Inc.        $        105,692
                                                             Morgan Stanley                        $      3,165,321

     ING Van Kampen Growth and Income Portfolio              Bank of America Corp.                 $     13,597,175
                                                             Citigroup, Inc.                       $     23,396,313
                                                             Goldman Sachs Group, Inc.             $      6,109,646
                                                             JPMorgan Chase & Co.                  $     28,647,805
                                                             Merrill Lynch & Co., Inc.             $     24,254,790

     ING VP Index Plus International Equity Portfolio        Credit Suisse Group                   $        106,046
                                                             Deutsche Bank AG                      $        166,128
                                                             UBS AG                                $        354,248


(1) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio.

                               PORTFOLIO TURNOVER

     A change in securities held in the portfolio of a Portfolio is known as "portfolio turnover" and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios.


     For ING Capital Guardian Small/Mid Cap, the portfolio transitioned from small cap to small/mid cap, which resulted in the restructuring of roughly half of the Portfolio in 2005. The increase is the result of a one-time restructuring and not indicative of the turnover for the product.

     For ING Eagle Asset Capital Appreciation, the decrease in portfolio turnover is a result of the change in Eagle Asset Management Inc. portfolio managers from Ed Cowart to Richard Skeppstrom and investment strategies from Large Cap Value to Large Cap Core. The Skeppstrom team employs a lower turnover strategy.

     For ING Evergreen Omega, the increase in turnover is a reflection of the significant in-flows into the Portfolio in the course of 2005.

     For ING FMR(SM) Earnings Growth, variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions and/or changes in investment outlook.

     For ING Global Resources, portfolio turnover increased during 2005 due to the sharply higher volatility in the commodities markets and therefore in turn, the resources equities markets.

     For ING Legg Mason Value, the decrease in portfolio turnover is the result of the transition of management responsibilities from Janus Capital Management LLC to Legg Mason Capital Management, and the occurrence of transitional redemptions and subscriptions in order to bring the Portfolio to the Sub-Adviser's master investment model.

     For ING Lord Abbett Affiliated, the portfolio turnover increase is the result of the transfer of the management of this Portfolio from Salomon Smith Barney to Lord, Abbett & Co. LLC in December of 2005.

     For ING Mercury Large Cap Value, the portfolio transitioned from the Basic Value strategy to the portfolio manager's Large-Cap Value strategy. Also, the increase in portfolio turnover is due to a change in the management team.

     For ING Oppenheimer Main Street, OppenheimerFunds, Inc. began to sub-advise the Portfolio in November of 2004, which may have led to higher portfolio turnover in 2004 as the Portfolio was transitioned to a new investment strategy from that of the previous Sub-Adviser. Portfolio turnover for 2005 was in the normal range the Sub-Adviser expects for the Portfolio.

     For ING PIMCO Core Bond, the increase in turnover does not represent changes in the Sub-Adviser's portfolio strategy or economic views due to the Sub-Adviser's long-term investment horizon, but is due to frequent shifts in other portfolio dimensions depending on where PIMCO sees value.

     For ING PIMCO High Yield, the increase in turnover does not represent changes in the Sub-Adviser's portfolio strategy or economic views due to the Sub-Adviser's long-term investment horizon, but is due to frequent shifts in other portfolio dimensions depending on where PIMCO sees value.

     For ING Templeton Global Growth, the portfolio turnover increase may have been partly due to the transfer of management responsibilities of this Portfolio from Capital Guardian Trust Company to Templeton Global Advisors Limited in December of 2005. Coincident with the change in management, the portfolio was transitioned to reflect the current strategy employed by the new management team.

     For ING Van Kampen Equity Growth, the decrease in turnover was due to a change in the management of the Portfolio that occurred in 2004.

     For ING Van Kampen Global Franchise, the strategy utilized by the Sub-Adviser has historically produced an annual turnover rate in the teens. The portfolio turnover rate for 2005 is below the Sub-Adviser's historical average, and reflects the attractiveness of new opportunities the Sub-Adviser has been able to find.

     For ING Wells Fargo Mid Cap Disciplined, the increase in portfolio turnover is due to Sub-Adviser transition as well as a portfolio manager change that occurred during 2005.


                                 NET ASSET VALUE

     As noted in the Prospectus, the net asset value ("NAV") and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. See "Net Asset Value" in the "Information for Investors" section in the Prospectus. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

     Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

     The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

     If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio's NAV.

     Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

     The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE on each date that the NYSE is open for business.

     The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

     In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

     Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

                             PERFORMANCE INFORMATION

     The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

     Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                YIELD = 2 [((a-b)/cd + 1)(TO THE POWER OF 6) - 1]

where,
a = dividends and interest earned during the period,

b = expenses accrued for the period (net of reimbursements),

c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d = the maximum offering price per share on the last day of the period.

     Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)^n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

     Only the ADV Class shares of ING FMR(SM) Earnings Growth, JPMorgan
Small Cap Equity, Marsico Growth, Mercury Large Cap Growth, MFS Total Return, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and Van Kampen Growth and Income had commenced operations as of December 31, 2005, and therefore are the only Portfolios to have computed an average annual total return. Quotations for the other Portfolios' Class S shares (revised for the higher expenses of ADV Class shares) for the periods indicated for each year ended December 31 are set out below.


     Because the EquitiesPlus, FMR(SM) Small Cap Equity, Franklin Income and Global Real Estate Portfolios had not commenced operations as of December 31, 2005, performance returns are not available.

                                                                                           SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS    INCEPTION    DATE OF INCEPTION
-----------------------------------------------------------------------------------------------------------------------
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)               6.47%     4.81%        N/A        5.04%           8/14/98

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO (2)
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)              (1.36)%    1.52%        N/A        7.66%            1/3/96

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO (2)
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)               5.81%     2.75%        N/A        3.40%            2/1/00

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)              (0.03)%    2.38%       5.61%        N/A             1/3/95

ING EVERGREEN HEALTH SCIENCES PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)              10.03%      N/A         N/A        5.77%            5/3/04

ING EVERGREEN OMEGA PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)               3.63%      N/A         N/A        5.57%            5/3/04

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)              16.48%     7.45%        N/A        6.90%           10/2/00

ING FMR(SM) EARNINGS GROWTH PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)                N/A       N/A         N/A        4.74%            5/4/05

                                                                                           SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS    INCEPTION    DATE OF INCEPTION
-----------------------------------------------------------------------------------------------------------------------
ING GLOBAL RESOURCES PORTFOLIO (2)
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)              37.24%    14.19%       8.37%        N/A            1/24/89

ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)               1.55%      N/A         N/A       (5.98)%           5/1/01

ING INTERNATIONAL PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)              10.13%      N/A         N/A        8.24%           12/17/01

ING JANUS CONTRARIAN PORTFOLIO (2)
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)              15.20%     7.08%        N/A        4.42%           10/2/00

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (2)
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)              34.36%     14.11%       N/A        5.08%           2/18/98

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
ADV Class                                                3.37%      N/A         N/A       21.15%           8/12/04
Class S (revised for ADV Class Shares) (1)               3.33%      N/A         N/A        8.96%            5/1/02

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)                N/A       N/A         N/A        7.11%           4/29/05

ING JULIUS BAER FOREIGN PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)              14.96%      N/A         N/A        10.91%           5/1/02

ING LEGG MASON ALL CAP PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)               4.14%     3.12%        N/A        5.40%            2/1/00

ING LEGG MASON VALUE PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)               5.62%     1.17%        N/A        1.06%           10/2/00

                                                                                           SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS    INCEPTION    DATE OF INCEPTION
-----------------------------------------------------------------------------------------------------------------------
ING LIMITED MATURITY BOND PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)               1.27%     3.97%       4.45%        N/A            1/24/89

ING LORD ABBETT AFFILIATED PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)               5.11%     1.97%        N/A        3.89%            2/1/00

                                                                                           SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS    INCEPTION    DATE OF INCEPTION
-----------------------------------------------------------------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO
ADV Class                                                8.50%      N/A         N/A       13.61%            8/1/03
Class S (revised for ADV Class Shares) (1)               8.51%    (4.73)%       N/A        2.95%           8/14/98

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)                N/A       N/A         N/A       25.07%            5/2/05

ING MERCURY LARGE CAP GROWTH PORTFOLIO
ADV Class                                                9.86%      N/A         N/A       11.05%           3/17/04
Class S (revised for ADV Class Shares) (1)               9.92%      N/A         N/A        5.95%            5/1/02

ING MERCURY LARGE CAP VALUE PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)               4.95%      N/A         N/A        7.09%            5/1/02

ING MFS MID CAP GROWTH PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)               2.73%    (8.71)%       N/A        4.81%           8/14/98

ING MFS TOTAL RETURN PORTFOLIO
ADV Class                                                2.53%      N/A         N/A        9.50%            8/1/03
Class S (revised for ADV Class Shares) (1)               2.53%     4.58%        N/A        6.55%           8/14/98

ING MFS UTILITIES PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)                N/A       N/A         N/A       13.99%            5/2/05

ING OPPENHEIMER MAIN STREET PORTFOLIO(R)
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)               5.34%    (2.93)%       N/A        2.04%           8/14/98

ING PIMCO CORE BOND PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)               2.09%     4.25%        N/A        2.69%           8/14/98

ING PIMCO HIGH YIELD PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)               3.98%      N/A         N/A        7.93%            5/3/04

                                                                                           SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS    INCEPTION    DATE OF INCEPTION
-----------------------------------------------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)                N/A       N/A         N/A        8.74%            5/3/05

ING PIONEER MID CAP VALUE PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)                N/A       N/A         N/A        9.63%           4/29/05

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
ADV Class                                                7.33%      N/A         N/A       13.27%           12/16/03
Class S (revised for ADV Class Shares) (1)               7.37%     11.29%     12.01%        N/A            1/24/89

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
ADV Class                                                3.55%      N/A         N/A        8.05%           1/15/04
Class S (revised for ADV Class Shares) (1)               3.55%     5.26%       7.00%        N/A            1/24/89

ING TEMPLETON GLOBAL GROWTH PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)               9.50%     2.81%       9.86%        N/A            10/21/92

ING UBS U.S. ALLOCATION PORTFOLIO (2)
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)               6.14%     1.77%        N/A        0.50%           10/2/00

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)              14.64%      N/A         N/A        4.86%            5/1/02

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)              10.91%      N/A         N/A        9.51%            5/1/02

                                                                                           SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS    INCEPTION    DATE OF INCEPTION
-----------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
ADV Class                                                9.71%      N/A         N/A       10.56%           2/22/04
Class S (revised for ADV Class Shares) (1)               9.69%     3.44%       8.96%        N/A            10/4/93

ING VAN KAMPEN REAL ESTATE PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)              16.37%    18.72%      15.43%        N/A            1/24/89

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)                N/A       N/A         N/A       10.19%           7/29/05

ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO
ADV Class                                                 N/A       N/A         N/A         N/A              N/A
Class S (revised for ADV Class Shares) (1)               5.48%    (1.13)%      5.53%        N/A             5/4/92

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
ADV Class                                                 N/A       N/A         N/A       (2.70)%          11/30/05
Class S (revised for ADV Class Shares) (1)                N/A       N/A         N/A       (2.73)%          11/30/05


     (1) The performance for Class S shares is adjusted to reflect the ADV Class shares' additional 0.35% distribution and service fees (net of a 0.15% waiver of distribution fees by DSI, the distributor).


     (2) As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio.


     Each Portfolio may be categorized as to its market capitalization make-up ("large cap," "mid cap" or "small cap") with regard to the market capitalization of the issuers whose securities it holds. A Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.


     Beta is a historical measure of a portfolio's market risk; a Beta of 1.10 indicates that the portfolio's returns tended to be 10% higher (lower) than the market return during periods in which market returns were positive (negative).


     Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500(R) Index, the S&P 1500 Supercomposite Healthcare Sector Index, the S&P/Barra Value Index, the S&P Mid Cap 400 Index, the S&P Small Cap 600 Index, the Dow Jones Industrial Average ("DJIA"), the Goldman Sachs Internet Index, the Lehman Brothers Government Bond Index, the Lehman Brothers U.S. Government/Credit Bond Index, the Lehman Brothers Aggregate Bond Index, Lehman Brothers Aggregate Bond Index, the Lehman Government/Credit Bond 1-3 Year Index, the iMoneyNet First Tier Retail Index, the Merrill Lynch High Yield Cash Pay Index, the and the Merrill Lynch U.S. High Yield BB-B Rated Index, the NASDAQ Composite Index, the MSCI EAFE(R) Index, the MSCI All Country

World Index(SM), the MSCI All Country World Free Index(SM), the MSCI Emerging Markets Free Index(SM), the MSCI World Index(SM), the Russell Midcap(R) Index, the Russell Midcap Growth(R) Index, the Russell 1000(R) Index, the Russell 1000(R) Growth, the Russell 1000(R) Value, the Russell 2000(R) Index, the Russell 3000(R) Index, the Wilshire Real Estate Securities Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on a Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

     In addition, reports and promotional literature may contain information concerning the Adviser, the Sub-Advisers, or affiliates of the Trust, the Adviser, or the Sub-Advisers, including (i) performance rankings of other mutual funds managed by a Sub-Adviser, or the individuals employed by a Sub-Adviser who exercise responsibility for the day-to-day management of a Portfolio, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Adviser to the Trust, including information related to the selection and monitoring of the Sub-Advisers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio's investment objectives.

     In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      TAXES

     Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to the Portfolios' Adviser and its affiliates. Shares will generally not be offered to other investors.

     Each Portfolio that has commenced operations has qualified (any Portfolio of the Trust that has not yet commenced operations intends to qualify), and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Code. To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

     Each Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

     For a variable life insurance contract or a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of "investor control" the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

     Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

     With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

     The second way that impermissible investor control might exist concerns your actions. Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio. You may not select or direct the purchase or sale of a particular investment of a Portfolio. All investment decisions concerning the Portfolios must be made by the portfolio manager for such Portfolio in his or her sole and absolute discretion, and not by the contract owner. Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Portfolio.

     Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities. Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts. You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.

     If a Portfolio fails to qualify to be taxed as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations there under, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

     Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

     Foreign Investments -- Portfolios investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

     The Portfolios listed above may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Portfolio investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments. Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, a Portfolio's intention to qualify annually as a regulated investment company may limit a Portfolio's elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

     Real Estate Investment Trusts -- The Portfolios may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of a Portfolio's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to U.S. federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Portfolios, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

     The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

                                 CAPITALIZATION

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 63 investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each.

The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights, or subscription rights. In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio. All of the Portfolios discussed in this SAI are diversified with the exception of Evergreen Health Sciences, Global Resources, Janus Contrarian, Legg Mason Partners All Cap, Legg Mason Value, MFS Utilities, Legg Mason Partners All Cap, Van Kampen Global Franchise, and Van Kampen Real Estate..


     On May 1, 2003, the Trust's name was changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

                                  VOTING RIGHTS

     Shareholders of the Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

     Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

                               PURCHASE OF SHARES

     Shares of a Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

     If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

     Shares of each Portfolio are sold at their respective net asset values (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

                              REDEMPTION OF SHARES

     Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

     If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

                                    EXCHANGES

     Shares of the same class of any one Portfolio may be exchanged for shares of the same class of any of the other investment portfolios of the Trust. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective net asset values per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.

     The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such Portfolio will be invested in the Liquid Assets Portfolio or any successor to such Portfolio.

                                    CUSTODIAN

     The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for all Portfolios.

                                 TRANSFER AGENT

     DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121, serves as the transfer agent and dividend-paying agent to the Portfolios.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     KPMG LLP, located at 99 High Street, Boston, MA 02110, has been appointed as the Trust's independent registered public accounting firm. KPMG audits the financial statements of the Trust and provides other audit, tax, and related services.

                                  LEGAL COUNSEL

     Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

                             REGISTRATION STATEMENT

     This SAI and the accompanying Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

     The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

     Financial statements for the Portfolios for the fiscal year ended December 31, 2005 are included in the Portfolios' Annual Shareholder Report and are incorporated by reference in this SAI and may be obtained without charge by contacting the Trust at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258,
(800)-366-0066.

                     APPENDIX A: DESCRIPTION OF BOND RATINGS

     Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

     Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high-grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

     Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:

     AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

     S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

     Moody's ratings for municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

     PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

                                       Ai

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

Investment Grade

     AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

     BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

     D: Debt rated "D" is in default, and repayment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

     SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

     An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                                       Aii

               APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES

                                       Bi

                                    APPENDIX B

                                    ING FUNDS

                                   ----------

                     PROXY VOTING PROCEDURES AND GUIDELINES

                          EFFECTIVE DATE: JULY 10, 2003
                          REVISION DATE: MARCH 16, 2006

                                   ----------

I.     INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.    VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee

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(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.   DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.    APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage

Committee at its next regularly scheduled meeting.

V.     VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

       A.   Routine Matters

       The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

       B.   Matters Requiring Case-by-Case Consideration

       The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

       Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

       Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation, the Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

       The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

            1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

            In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

            2.   NON-VOTES: Votes in Which No Action is Taken

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group's review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders' interests is likely.

            Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

            Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

            3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

            If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures). Upon Counsel's finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

            If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

            4.   Referrals to a Fund's Valuation, Proxy and Brokerage Committee

            A Fund's Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

            The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

            The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.    CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.   REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES


                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                                   ----------

                             PROXY VOTING PROCEDURES

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I.     INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

II.    ROLES AND RESPONSIBILITIES

       A.   Proxy Coordinator

       The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

       Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

       Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

       B.   Agent

       An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

       The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation, Proxy and Brokerage Committee ("Committee").

       The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

       Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

       C.   Proxy Group

       The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

       A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund's Procedures and Guidelines.

       A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

       For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

       If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

       If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

       The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

       D.   Investment Professionals

       The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III.   VOTING PROCEDURES

       A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

       B.   Routine Matters

       The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

       C.   Matters Requiring Case-by-Case Consideration

       The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

       Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

       Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation, the Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

            1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

            In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

            2.   NON-VOTES: Votes in Which No Action is Taken

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group's review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders' interests is likely.

            Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

            Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

            3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

            4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.    ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

       A.   Assessment of the Agent

            The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

            Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

       B.   Conflicts of Interest

            The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

            In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

            For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

            The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.     REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

          NAME                                        TITLE OR AFFILIATION
Stanley D. Vyner            Chief Investment Risk Officer and Executive Vice President, ING
                            Investments, LLC

Todd Modic                  Senior Vice President, ING Funds Services, LLC and ING Investments, LLC;
                            and Chief Financial Officer of the ING Funds

Maria Anderson              Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos                Proxy Coordinator for the ING Funds and Manager - Special Projects, ING
                            Funds Services, LLC

Julius Drelick              Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.     Counsel, ING Americas US Legal Services

Steve Wastek, Esq.          Counsel, ING Americas US Legal Services


Effective as of May 27, 2005

                                    EXHIBIT 3
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

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                    PROXY VOTING GUIDELINES OF THE ING FUNDS

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I.     INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.    GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

1.     THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such independent outside director nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee in connection with poison pill considerations (E.G., failure to remove restrictive features or ensure expiration or submission to shareholders for vote) only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon WITHHOLD votes representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect", generally DO NOT WITHHOLD support from nominees who sit on the compensation committee or from the pay package recipient. If the Agent has raised other considerations regarding compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee and served during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist regarding such fees, E.G., that remuneration for the non-audit work is so lucrative as to taint the auditor's independence or is excessive in connection with the level and type of services provided.

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence. When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to WITHHOLD or vote FOR nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees who sit on up to (and including) seven public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be four, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified. Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders' rights. Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.
Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors. Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).
Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.
Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.
Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:
     (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
     (2)  Only if the director's legal expenses would be covered.

2.     PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.     AUDITORS

RATIFYING AUDITORS

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.     PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.
In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

TIME-PHASED VOTING

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board. Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.     TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

AMENDMENTS TO CORPORATE DOCUMENTS

Unless recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger, generally, vote AGAINST proposals seeking to remove shareholder approval requirements by (1) moving article provisions to portions of the charter not requiring shareholder approval or (2) in corporate structures such as holding companies, removing provisions in an active subsidiary's charter that provide voting rights to parent company shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested. Generally, vote AGAINST proposals for charter amendments that may support board entrenchment, particularly if the proposal is bundled or the board is classified.
Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

6.     MISCELLANEOUS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

    - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
    -  If the dissidents agree, the policy remains in place.
    - If the dissidents do not agree, the confidential voting policy is waived. Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

MAJORITY VOTING STANDARD

Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.     CAPITAL STRUCTURE

Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis. Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (E.G., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds or those in excess but meeting Agent's qualitative standards, but consider on a

       CASE-BY-CASE basis those requests failing the Agent's review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds or those in excess but meeting Agent's qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures, but consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).
Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights, and consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.
Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.     EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.
    - Generally, vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it.
    - Consider plans CASE-BY-CASE if Agent suggests cost assessment may not be possible due to the issuer's method of disclosing shares allocated to the plan(s).
    - Generally, vote FOR plans with costs within the cap if the considerations raised by the Agent pertain solely to equity compensation burn rate or pay for performance.

    -  Generally, vote AGAINST plans administered by potential grant recipients.
    - Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

RESTRICTED STOCK PLANS

Consider proposals for restricted stock plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements. Plans that do not meet the Agent's criteria in this regard may be supported, but vote AGAINST if disclosure is provided regarding neither vesting nor performance requirements.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms. Generally, vote FOR proposals that meet the Agent's criteria for acceptable repricing/replacement transactions, except that burn rate considerations raised by the Agent shall not be grounds for withholding support. Vote AGAINST compensation plans that (1) permit or may permit (E.G., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing/replacement transactions that do not meet the Agent's criteria (except regarding burn rate as noted above), or (3) give the board sole discretion to approve option repricing/replacement programs.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent's threshold. DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

    AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE
    FEATURES

    Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

    Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

    Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

    APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

    Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote AGAINST shareholder proposals that seek disclosure beyond regulatory requirements of the remuneration of individuals other than senior executives and directors. However, vote AGAINST shareholder proposals that seek such disclosure if providing it would be out of step with market practice and potentially disruptive to the business.
Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, including "claw back" recoupments.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements. Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange. Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.     STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.    MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach to evaluating such proposals.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.    MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.    SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.    GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate. For purposes of these global Guidelines, "AGAINST" shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (E.G., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:
    -  the opening of the shareholder meeting
    -  that the meeting has been convened under local regulatory requirements
    -  the presence of quorum
    -  the agenda for the shareholder meeting
    -  the election of the chair of the meeting
    -  the appointment of shareholders to co-sign the minutes of the meeting
    -  regulatory filings (E.G., to effect approved share issuances)
    - the designation of inspector or shareholder representative(s) of minutes of meeting
    - the designation of two shareholders to approve and sign minutes of meeting
    -  the allowance of questions
    -  the publication of minutes
    -  the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent's recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent's standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in Canada and tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent. For issuers in other global markets, generally follow Agent's standards for withholding support from non-independent directors excluding the CEO if the board is non-majority independent.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:
    -  bundled slates of nominees in (Hong Kong or France);
    -  simultaneous reappointment of retiring directors (South Africa);
    - in markets with term lengths capped by legislation, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or
    - nominees whose names are not disclosed in advance of the meeting (Hong Kong or South Africa).

Consider nominees for which the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis.

For markets such as the tax havens, Canada, Australia, South Africa and Malaysia (and for outside directors in South Korea) in which nominees' attendance records are adequately disclosed, the Funds' U.S. Guidelines with respect to director attendance shall apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds' U.S. Guidelines with respect to director elections shall apply.

BOARD STRUCTURE

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.

INDEPENDENT STATUTORY AUDITORS

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees. Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

NOMINATING COMMITTEE

Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES

With respect to Japanese companies, generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served. If Agent raises scandal or internal control considerations, generally vote AGAINST bonus proposals only for nominees whom a Fund is also voting AGAINST for that reason.

STOCK OPTION PLANS FOR INDEPENDENT INTERNAL STATUTORY AUDITORS

With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, votes with respect to compensation plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach to evaluating such plans, which in the United Kingdom involves use of a compensation valuation model to evaluate the cost of stock-based compensation plans, and in other markets, the calculation of dilution under a company's share plans and analysis of plan features.

SHARES RESERVED FOR EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent's methodology, including classification of a company's stage of development as growth or mature and the corresponding determination as to reasonability of the share requests. Generally, vote AGAINST equity compensation plans (E.G., option, warrant, restricted stock or employee share purchase plans), the issuance of shares in connection with such plans, or related management proposals that:
    -  exceed Agent's recommended dilution limits;
    - provide deep or near-term discounts to executives or directors, unless discounts to executives are adequately mitigated by long-term vesting requirements (E.G., Japan);
    -  are administered by potential grant recipients;
    - permit financial assistance in the form of interest-free, non-recourse loans in connection with executive's participation;
    - for restricted stock plans, provide no disclosure regarding vesting or performance criteria (provided that plans with disclosure in one or both areas, without regard to Agent's criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);
    - allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent's approach to evaluating such plans;
    - provide for terms or participation that is markedly out of line with market practice;

    - provide for retesting in connection with achievement of performance hurdles unless the Agent's analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the amount of compensation subject to retesting is DE MINIMIS as a percentage of overall compensation or relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans or the related issuance of shares that (1) do not suffer from the defects noted above or (2) otherwise meet the Agent's tests if the considerations raised by the Agent pertain solely to performance hurdles or the company's rationale in support of the plan or its participants.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

REMUNERATION REPORTS

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting (1) practices or features not supported under these Guidelines (2) financial assistance or retesting under the conditions described above, or (3) provisions for retirement benefits to outside directors, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (E.G., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Except as described above, consider provisions Agent raises with concern regarding severance/termination payments, contract or notice periods, "leaver" status and vesting or performance criteria on a CASE-BY-CASE basis.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

The Funds' U.S. Guidelines with respect to such shareholder proposals shall apply.

GENERAL SHARE ISSUANCES

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent's practice to vote FOR general issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital and those without preemptive rights to a maximum of 20 percent of currently issued capital.
Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company's rationale.
Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), or to grant rights to acquire shares, in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval.

INCREASES IN AUTHORIZED CAPITAL

Unless otherwise provided for herein, voting decisions should generally be based on the Agent's approach, as follows:
Generally, vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital, unless:
    - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or
    - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

PREFERRED STOCK

Unless otherwise provided for herein, voting decisions should generally be based on the Agent's approach, including:
    - Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
    - Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent's guidelines on equity issuance requests.
    - Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

POISON PILLS/PROTECTIVE PREFERENCE SHARES

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover issuances that do not meet the Agent's standards, but generally DO NOT VOTE AGAINST director nominees or remuneration in connection with poison pill considerations raised by the Agent.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS

Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, except with respect to securities held by dividend-oriented Funds, which should generally follow Agent's recommendations AGAINST payouts deemed too low according to Agent's methodology.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

APPROVAL OF DONATIONS

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
    -  it is editorial in nature;
    -  shareholder rights are protected;
    -  there is negligible or positive impact on shareholder value;
    - management provides adequate reasons for the amendments or the Agent otherwise supports management's position; or
    -  the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
    - Generally vote FOR management proposals to amend a company's articles to expand its business lines.
    - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.
    - If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company's articles to authorize the Board to vary the annual meeting record date.
    - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS

In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                               ING INVESTORS TRUST
                          7337 E. DOUBLETREE RANCH ROAD
                            SCOTTSDALE, ARIZONA 85258
                                  800-366-0066


                       STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 28, 2006



ING AllianceBernstein Mid Cap Growth Portfolio
ING Capital Guardian Small/Mid Cap Portfolio
ING Capital Guardian U.S. Equities Portfolio
ING Disciplined Small Cap Value Portfolio
ING Eagle Asset Capital Appreciation Portfolio
ING EquitiesPlus Portfolio
ING Evergreen Health Sciences
ING Evergreen Omega Portfolio
ING FMR(SM) Diversified Mid Cap Portfolio**
ING FMR(SM) Earnings Growth Portfolio**
ING FMR(SM) Small Cap Equity Portfolio**
ING Franklin Income Portfolio
ING Global Real Estate Portfolio
ING Global Resources Portfolio
ING Goldman Sachs Tollkeeper(SM) Portfolio*
ING International Portfolio
ING Janus Contrarian Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Equity Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Partners All Cap Portfolio (formerly, ING Salomon Brothers All
    Cap Portfolio)
ING Legg Mason Value Portfolio
ING Limited Maturity Bond Portfolio
ING Lord Abbett Affiliated Portfolio (formerly, ING Salomon Brothers Investors Portfolio)
ING Marsico Growth Portfolio
ING Marsico International Opportunities Portfolio
ING Mercury Large Cap Growth Portfolio
ING Mercury Large Cap Value Portfolio
ING MFS Mid Cap Growth Portfolio
ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Oppenheimer Main Street Portfolio(R)
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING Templeton Global Growth Portfolio (formerly, ING Capital Guardian Managed Global Portfolio)
ING UBS U.S. Allocation Portfolio
ING Van Kampen Equity Growth Portfolio
ING Van Kampen Global Franchise Portfolio
ING Van Kampen Growth and Income Portfolio
ING Van Kampen Real Estate Portfolio
ING VP Index Plus International Equity Portfolio
ING Wells Fargo Mid Cap Disciplined Portfolio (formerly, ING Jennison Equity Opportunities Portfolio)
ING Wells Fargo Small Cap Disciplined Portfolio


          INSTITUTIONAL CLASS, SERVICE CLASS AND SERVICE 2 CLASS SHARES


          This Statement of Additional Information ("SAI") relates to the series listed above (each, a "Portfolio" and collectively, the "Portfolios") of ING Investors Trust ("Trust"). A prospectus or prospectuses (each, a "Prospectus" and collectively, the "Prospectuses") for the Portfolios, dated April 28, 2006, that provides the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios' principal underwriter, Directed Services, Inc. at the address written above. This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses dated April 28, 2006, which have been filed with the U.S. Securities and Exchange Commission ("SEC"). Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.

          The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto. The Portfolios' (except ING Disciplined Small Cap Value Portfolio, ING EquitiesPlus Portfolio, ING FMR(SM) Small Cap Equity Portfolio, ING Franklin Income Portfolio, and ING Global Real Estate Portfolio) financial statements and the

*Goldman Sachs Tollkeeper(SM) is a service mark of Goldman, Sachs & Co.

**FMR(SM) is a service mark of Fidelity Management & Research Company.

independent registered public accounting firm's report thereon, included in the annual shareholder report dated December 31, 2005, are incorporated herein by reference. Copies of Prospectuses and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Trust at the address or phone number or address written above.


          Shares of the Portfolios are sold to insurance company separate accounts, so that the Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies ("Variable Contracts"). The Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and any Investment Adviser to the Portfolios as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolios. Shares of the Portfolios are currently offered to separate accounts ("Variable Accounts") of insurance companies that are subsidiaries of ING Groep N.V. For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your variable Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                TABLE OF CONTENTS


INTRODUCTION                                                                   1
HISTORY OF THE TRUST                                                           1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES                            2
INVESTMENT RESTRICTIONS                                                       38
   FUNDAMENTAL INVESTMENT RESTRICTIONS                                        38
   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS                                    56
   NON-FUNDAMENTAL INVESTMENT POLICIES                                        64
MANANGEMENT OF THE TRUST                                                      66
ADVISERS                                                                      99
SUB-ADVISERS                                                                 107
EXPENSE LIMITATION AGREEMENT                                                 199
ADMINISTRATOR                                                                200
   DISTRIBUTION OF TRUST SHARES                                              201
   CODE OF ETHICS                                                            212
   DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES                        212
   PROXY VOTING PROCEDURES                                                   214
PORTFOLIO TRANSACTIONS AND BROKERAGE.                                        214
   PORTFOLIO TURNOVER                                                        229
   NET ASSET VALUE                                                           230
PERFORMANCE INFORMATION                                                      232
TAXES                                                                        241
   CAPITALIZATION                                                            243
   VOTING RIGHTS                                                             244
   PURCHASE OF SHARES                                                        244
   REDEMPTION OF SHARES                                                      244
   EXCHANGES                                                                 245
   CUSTODIAN                                                                 245
   TRANSFER AGENT                                                            245
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                             245
   LEGAL COUNSEL                                                             245
   REGISTRATION STATEMENT                                                    245
   FINANCIAL STATEMENTS                                                      245
APPENDIX A: DESCRIPTION OF BOND RATINGS                                      246
APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES                           248

                                  INTRODUCTION


     This SAI is designed to elaborate upon information contained in the Prospectuses for the Institutional ("Class I"), Service ("Class S"), and Service 2 Class shares of the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Portfolios' securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectuses and are not repeated herein. Unless otherwise noted, a Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses or this SAI that the investment advisers, Directed Services, Inc. or ING Investments, LLC ("DSI," "ING Investments" or collectively the "Advisers") or a sub-adviser ("Sub-Adviser" or "Sub-Advisers") reasonably believes is compatible with the investment objectives and policies of that Portfolio. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses. Terms not defined herein have the meanings given to them in the Prospectuses.


                              HISTORY OF THE TRUST


     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 63 investment portfolios. The Trust is authorized to issue multiple Portfolios and classes of shares, each with different investment objectives, policies and restrictions. This SAI pertains to the following Portfolios:

ING AllianceBernstein Mid Cap Growth Portfolio ("AllianceBernstein Mid Cap Growth")

ING Capital Guardian Small/Mid Cap Portfolio ("Capital Guardian Small/Mid Cap")

ING Capital Guardian U.S. Equities Portfolio ("Capital Guardian U.S. Equities")

ING Disciplined Small Cap Value Portfolio ("Disciplined Small Cap Value")

ING Eagle Asset Capital Appreciation Portfolio ("Eagle Asset Capital Appreciation")

ING EquitiesPlus Portfolio ("EquitiesPlus")

ING Evergreen Health Sciences Portfolio ("Evergreen Health Sciences")

ING Evergreen Omega Portfolio ("Evergreen Omega")

ING FMR(SM) Diversified Mid Cap Portfolio ("FMR(SM) Diversified Mid Cap")

ING FMR(SM) Earnings Growth Portfolio ("FMR(SM) Earnings Growth")

ING FMR(SM) Small Cap Equity Portfolio ("FMR(SM) Small Cap Equity")

ING Franklin Income Portfolio ("Franklin Income")

ING Global Real Estate Portfolio ("Global Real Estate")

ING Global Resources Portfolio ("Global Resources")

ING Goldman Sachs Tollkeper(SM) Portfolio ("Goldman Sachs Tollkeper(SM)")

ING Lord Abbett Affiliated Portfolio ("Lord Abbett Affiliated")

ING Marsico Growth Portfolio ("Marsico Growth")

ING Marsico International Opportunities Portfolio ("Marsico International Opportunities")

ING Mercury Large Cap Growth Portfolio ("Mercury Large Cap Growth")

ING Mercury Large Cap Value Portfolio ("Mercury Large Cap Value")

ING MFS Mid Cap Growth Portfolio ("MFS Mid Cap Growth")

ING MFS Total Return Portfolio ("MFS Total Return")

ING MFS Utilities Portfolio ("MFS Utilities")

ING Oppenheimer Main Street Portfolio(R) ("Oppenheimer Main Street")

ING PIMCO Core Bond Portfolio ("PIMCO Core Bond")

ING PIMCO High Yield Portfolio ("PIMCO High Yield")

ING Pioneer Fund Portfolio ("Pioneer Fund")

ING Pioneer Mid Cap Value Portfolio ("Pioneer Mid Cap Value")

ING T. Rowe Price Capital Appreciation Portfolio ("T. Rowe Price Capital Appreciation")

ING T. Rowe Price Equity Income Portfolio ("T. Rowe Price Equity Income")

ING International Portfolio ("International")

ING Janus Contrarian Portfolio ("Janus Contrarian")

ING JPMorgan Emerging Markets Equity Portfolio ("JPMorgan Emerging Markets Equity")

ING JPMorgan Small Cap Equity Portfolio ("JPMorgan Small Cap Equity")

ING JPMorgan Value Opportunities Portfolio ("JPMorgan Value Opportunities")

ING Julius Baer Foreign Portfolio ("Julius Baer Foreign")

ING Legg Mason Partners All Cap Portfolio ("Legg Mason Partners All Cap")

ING Legg Mason Value Portfolio "(Legg Mason Value")

ING Limited Maturity Bond Portfolio ("Limited Maturity Bond")

ING Liquid Assets Portfolio ("Liquid Assets")

ING Templeton Global Growth Portfolio ("Templeton Global Growth")

ING UBS U.S. Allocation Portfolio ("UBS U.S. Allocation")

ING Van Kampen Equity Growth Portfolio ("Van Kampen Equity Growth")

ING Van Kampen Global Franchise Portfolio ("Van Kampen Global Franchise")

ING Van Kampen Growth and Income Portfolio ("Van Kampen Growth and Income")

ING Van Kampen Real Estate Portfolio ("Van Kampen Real Estate")

ING VP Index Plus International Equity Portfolio ("VP Index Plus International Equity")

ING Wells Fargo Mid Cap Disciplined Portfolio ("Wells Fargo Mid Cap
Disciplined")

ING Wells Fargo Small Cap Disciplined Portfolio ("Wells Fargo Small Cap Disciplined")

     Stock Index Portfolio does not offer Service Class or Service 2 Class shares. Shares of the ING American Funds Growth Portfolio, ING American Funds International Portfolio, ING American Funds Growth-Income Portfolio, ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Aggressive Growth Portfolio, ING MarketStyle Moderate Portfolio, ING MarketStyle Moderate Growth Portfolio, ING MarketStyle Growth Portfolio and ING MarketPro Portfolio are not offered through this SAI.

     Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

     Evergreen Health Sciences, Global Real Estate, Global Resources, Legg Mason Partners All Cap, Legg Mason Value, Janus Contrarian, MFS Utilities, Van Kampen Global Franchise and Van Kampen Real Estate are classified as "non-diversified" funds as such term is defined under the Investment Company Act of 1940 ("1940 Act"). Each of the Trust's other Portfolios are classified as "diversified" funds within the meaning of that term under the 1940 Act. The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer. When compared with a diversified fund, a non-diversified fund may invest a greater portion of its assets in a particular issuer, and, therefore, has greater exposure to the risk of poor earnings or losses by an issuer.


               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

FIXED-INCOME INVESTMENTS

U.S. GOVERNMENT SECURITIES

     U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing Administration debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.


     Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Portfolio will invest in securities of such agencies or instrumentalities only when the Adviser or Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.


     Certain Portfolios may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

MUNICIPAL SECURITIES

     International, Limited Maturity Bond, PIMCO Core Bond, and PIMCO High Yield may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issue at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS

     International may invest in tax-exempt industrial development bonds and pollution control bonds, which are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

     MUNICIPAL LEASE OBLIGATIONS

     International may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. International may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

     International will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Adviser or Sub-Adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Adviser or Sub-Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES

     Goldman Sachs Tollkeeper(SM), Marsico Growth, Marsico International Opportunities, PIMCO Core Bond, and PIMCO High Yield may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs").

     PIMCO Core Bond and PIMCO High Yield may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.


     The custodial receipts and trust certificates in which Goldman Sachs Tollkeeper(SM), PIMCO Core Bond, and PIMCO High Yield may invest may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities, municipal securities or other types of securities in which the Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Each Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.


     Although under the terms of a custodial receipt a Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if a Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

     Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

CORPORATE DEBT SECURITIES

     Certain Portfolios may invest in corporate debt securities, as stated in the Portfolios' investment objectives and policies in the relevant Prospectus or in this SAI. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Some Portfolios may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor's Rating Corporation ("Standard & Poor's" or "S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by S&P or Moody's, of equivalent quality as determined by the Sub-Adviser. Limited Maturity Bond Portfolio may invest in debt securities that are rated Baa3 or better by Moody's or BBB- or better by S&P, if not rated by S&P or Moody's, of equivalent quality as determined by the Sub-Adviser.

     The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There is also a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB- or Baa3, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

     New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Portfolio will not accrue any income on these securities prior to delivery. The Portfolio will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or liquid assets equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.


     Moody's or Standard and Poor's do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Portfolio's Sub-Adviser.


HIGH YIELD BONDS

     "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa3 by Moody's or BBB- by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

     Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

     High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. There are also special tax considerations associated with investing in high yield securities structured as zero-coupon or pay-in-kind securities.

     The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

     There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.

PARTICIPATION ON CREDITORS COMMITTEES

     PIMCO High Yield may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject the Portfolio to expenses such as legal fees and may make the Portfolio an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Portfolio's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Portfolio will participate on such committees only when the Sub-Adviser believes that such participation is necessary or desirable to enforce the Portfolio's rights as a creditor or to protect the value of securities held by the Portfolio.

BRADY BONDS

     "Brady Bonds" are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

     Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation's reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Portfolio might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Portfolio.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

     Certain Portfolios may invest in (1) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations ("S&Ls"). Some Portfolios may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and some Portfolios also may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See "Foreign Securities" discussion in this SAI for further information regarding risks attending investment in foreign securities.

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. A Portfolio will not invest in fixed-time deposits
(1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Portfolio, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and
(6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

     Certain of the Portfolios invest only in bank and S&L obligations as specified in that Portfolio's investment policies. Other Portfolios will not invest in obligations issued by a commercial bank or S&L unless:

          (i) the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard and Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Sub-Adviser, similar creditworthiness to institutions having outstanding securities so rated;

          (ii) in the case of a U.S. bank or S&L, its deposits are insured by the FDIC or the Savings Association Insurance Fund ("SAIF"), as the case may be; and


          (iii) in the case of a foreign bank, the security is, in the determination of the Sub-Adviser, of an investment quality comparable with other debt securities that may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.


SAVINGS ASSOCIATION OBLIGATIONS

     International may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

COMMERCIAL PAPER

     Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     All of the Portfolios may invest in commercial paper (including variable rate master demand notes and extendable commercial notes ("ECN"), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for a Portfolio, it may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's; (ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated A or better by Moody's or Standard & Poor's; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.

     Commercial paper obligations may include variable rate master demand notes. These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Sub-Adviser will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Sub-Adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Portfolio may invest in them only if the Sub-Adviser believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered by the Portfolio to have a maturity of one day, unless the Sub-Adviser has reason to believe that the borrower could not make immediate repayment upon demand. See the Appendix for a description of Moody's and Standard & Poor's ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the 1933 Act as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.

MORTGAGE-BACKED SECURITIES

     The Portfolios may invest only in those mortgage-backed securities that meet their credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property. See, "U.S. Government Securities."

     Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

COMMERCIAL MORTGAGE-BACKED SECURITIES

     Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-or-asset backed securities.

STRIPPED MORTGAGE-BACKED SECURITIES

     Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

FOREIGN-RELATED MORTGAGE SECURITIES


     Certain Portfolios (including International, FMR(SM) Diversified Mid Cap, FMR(SM) Earnings Growth, Janus Contrarian, JPMorgan Small Cap Equity, Julius Baer Foreign, Legg Mason Partners All Cap, Lord Abbett Affiliated, Marsico Growth, Marsico International Opportunities, PIMCO Core Bond, PIMCO High Yield,
T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and UBS U.S. Allocation) may invest in foreign-related mortgage securities. Foreign-related mortgage securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.


AGENCY MORTGAGE SECURITIES

     The Portfolios may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

GNMA CERTIFICATES

     Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

     Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

     FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers which include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES

     Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

     These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

SUBORDINATED MORTGAGE SECURITIES

     Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which certain Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

     The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

     In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

     Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

     Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the Trust.

     A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

     A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Portfolio by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolio would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

     A Sub-Adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Sub-Adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Portfolio seeks opportunities to acquire subordinated residential mortgage securities where, in the view of the Sub-Adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Sub-Adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

     Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

     A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

     The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

     Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service's duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

     The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

ASSET-BACKED SECURITIES

     Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates. In the case of privately-issued mortgage-related and asset-backed securities, the Portfolios take the position that such instruments do not represent interests in any particular industry or group of industries.

     Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

     Asset-backed securities include Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities also include Aircraft Lease Receivables ("ALRs"). ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

     Asset-backed securities can also include collateralized putable notes ("CPNs"). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPN are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

COLLATERALIZED DEBT OBLIGATIONS

     PIMCO Core Bond and PIMCO High Yield may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

     For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

LOAN PARTICIPATIONS

     PIMCO Core Bond, PIMCO High Yield, Stock Index, and UBS U.S. Allocation may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios may participate in such syndications, or can buy part of a loan, becoming a part lender. The participation interests in which the Portfolios intend to invest may not be rated by any nationally recognized rating service.

     When purchasing loan participations, the Portfolios assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of a loan or other indebtedness a Portfolio has direct recourse against a borrower, the Portfolio may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower. In the event that an agent bank or financial intermediary becomes insolvent, the Portfolio might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower's obligation or that the collateral can be liquidated. If a Portfolio invests in loan participations with poor credit quality, the Portfolio bears a substantial risk of losing the entire amount invested. Investments in loans through a direct assignment of a financial institution's interests with respect to the loan may involve additional risks to the Portfolios. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. The valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio's daily share price.

     DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

     PIMCO Core Bond, PIMCO High Yield, and Stock Index may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees ("Board"), in an amount sufficient to meet such commitments. PIMCO Core Bond, PIMCO High Yield, and Stock Index may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. A Portfolio will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolio's limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Portfolio's investment restriction relating to the lending of funds or assets.

ZERO-COUPON AND PAY-IN-KIND BONDS

     Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

     The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other Portfolio securities to satisfy a Portfolio's distribution obligations.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

     Certain Portfolios may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investments."

INFLATION-INDEXED BONDS

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

EVENT-LINKED BONDS

     "Event-linked bonds" are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also expose the Portfolio to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

GUARANTEED INVESTMENT CONTRACTS

     Certain Portfolios, including International, may invest in guaranteed investment contracts ("GICs") which are issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit portfolio of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit Portfolio. In addition, because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

CREDIT-LINKED NOTES

     Certain Portfolios, including International, may invest in credit-linked notes ("CLNs" or "CLN") which are generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased for any Portfolio in accordance to the Portfolio's investment objective, including the Liquid Asset Portfolio. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Portfolio cannot assure that it can implement a successful strategy regarding this type of investments.

TRUST-PREFERRED SECURITIES

     Trust-preferred securities, also known as trust-issued securities, are securities that have the characteristics of both debt and equity instruments and are treated by the Portfolio as debt investment. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust's common securities, which represents three percent of the trust's assets. The remaining 97% of the trust's assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are higher than the dividends offered by the financial institution's common stock. Additionally, the holders of the trust-preferred securities are senior to the common stockholders in the event the financial institution is liquidated. The primary benefit for the financial institution in using this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

     In certain instances, the structure involves more than more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

     In identifying the risks associated with trust-preferred securities, the Adviser or Sub-Adviser will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than issuing the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Portfolio.

EQUITY INVESTMENTS

COMMON STOCK AND OTHER EQUITY SECURITIES

     Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Portfolio the right to vote on measures affecting the company's organization and operations.

     Certain of the Portfolios may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for a Portfolio, the Sub-Adviser will generally invest the Portfolio's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

PREFERRED STOCK

     Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

CONVERTIBLE SECURITIES

     A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

     Certain Portfolios, including Oppenheimer Main Street, may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Portfolio will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

WARRANTS

     Certain Portfolios, including JPMorgan Small Cap Equity, may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause a Portfolio to suffer losses that it would not otherwise sustain.

     Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

EURODOLLAR CONVERTIBLE SECURITIES

     Certain Portfolios may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolios may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

DERIVATIVES

     Certain Portfolios may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

The Portfolio's transactions in derivative instruments may include:

     - the purchase and writing of options on securities (including index options) and options on foreign currencies;

     - the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed income securities; and

     - entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

     The success of transactions in derivative instruments depends on the Sub-Adviser's judgment as to their potential risks and rewards. Use of these instruments exposes a Portfolio to additional investment risks and transaction costs. If the Sub-Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Portfolio's return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. A Portfolio could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

     Certain Portfolios may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the Sub-Adviser's judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with a Portfolio's investments, the use of derivatives could result in a loss to the Portfolio and may, in turn, increase the Portfolio's volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

GENERAL DESCRIPTION OF FUTURES CONTRACTS

     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where a Portfolio has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Where a Portfolio has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

INTEREST RATE FUTURES CONTRACTS

     An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

     A Portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy a Portfolio might employ, a Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable a Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which a Portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

     A Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by a Portfolio would be substantially offset by the ability of a Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.

OPTIONS ON FUTURES CONTRACTS

     A futures option gives a Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by a Portfolio.

     A Portfolio may use options on futures contracts in connection with hedging strategies. Julius Baer Foreign may invest up to 25% of its total net assets in futures, options, and swaps for hedging and non-hedging purposes. Generally these strategies would be employed under the same market conditions in which a Portfolio would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities Indexes."

STOCK INDEX FUTURES CONTRACTS


     A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500(R) Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.


     To the extent that changes in the value of a Portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to a Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

     (1) when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

          (a)  forego possible price appreciation,

          (b) create a situation in which the securities would be difficult to repurchase, or

          (c)  create substantial brokerage commissions;

     (2) when a liquidation of a Portfolio has commenced or is contemplated, but there is, in a Sub-Adviser's determination, a substantial risk of a major price decline before liquidation can be completed; or

     (3)  to close out stock index futures purchase transactions.


     Where a Portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested. Stock index futures might also be purchased:


     (1) if a Portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Sub-Adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in a Portfolio, or

     (2)  to close out stock index futures sales transactions.

     Each investing Portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, with the exception of Julius Baer Foreign and EquitiesPlus, which may invest in futures contracts and futures options for both hedging and non-hedging purposes. For example, a Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Portfolio's securities or the price of the securities, which a Portfolio intends to purchase. A Portfolio's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this SAI for a discussion of other strategies involving futures and futures options.


     If a purchase or sale of a futures contract is made by a Portfolio, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Portfolio expects to earn interest income on its initial margin deposits.

     A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day a Portfolio pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by a Portfolio but is settlement between a Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

     A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by a Portfolio.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, a Portfolio realizes a capital gain, or if it is more, a Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Portfolio realizes a capital gain, or if it is less, a Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

     INVESTMENT IN GOLD AND OTHER PRECIOUS METALS


     Some Portfolios may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Code, each Portfolio (with the exception of Global Resources) intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of a Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income. Julius Baer Foreign may invest up to 5% of its assets in gold and other precious metals.


     Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value). Any metals purchased by a Portfolio will be delivered to and stored with a qualified custodian bank. Precious metals investments do not generate interest or dividend income.

     Metal investments are considered speculative and are affected by various worldwide economic, financial, and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada, and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

     GOLD FUTURES CONTRACTS

     A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. When a Portfolio purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when a Portfolio sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. A Portfolio may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. A Portfolio will not engage in these contracts for speculation or for achieving leverage. A Portfolio's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

     LIMITATIONS

     When purchasing a futures contract, a Portfolio must maintain with its custodian cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a Portfolio similarly will maintain with its custodian cash and/or liquid securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by a Portfolio. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.

     When writing a call option on a futures contract, a Portfolio will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

     Julius Baer Foreign is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA and, therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

     In addition, UBS U.S. Allocation, FMR(SM) Diversified Mid Cap, and FMR(SM) Earnings Growth will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of a Portfolio's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, a Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by a Portfolio would exceed 5% of a Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

OPTIONS ON SECURITIES AND SECURITIES INDEXES

     PURCHASING OPTIONS ON SECURITIES

     An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Portfolio would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, a Portfolio would continue to receive interest income on such security.

     A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities a Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

     A Portfolio may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities ("LEAPs") and Buy Write Option Unitary Derivatives ("BOUNDs"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' capital appreciation up to a fixed dollar amount.

RISKS OF OPTIONS TRANSACTIONS

     The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, a Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. If a Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

     Since option premiums paid or received by a Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying securities.

     WRITING COVERED CALL AND SECURED PUT OPTIONS

     In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

     In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

     Except UBS U.S. Allocation Portfolio, FMR(SM) Diversified Mid Cap, and FMR(SM) Earnings Growth, a Portfolio may write a call or put option only if the option is "covered" or "secured" by a Portfolio holding a position in the underlying securities. This means that so long as a Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, a Portfolio may maintain, in a segregated account with the Trust's custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if a Portfolio maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. A Portfolio may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.

     OPTIONS ON SECURITIES INDEXES

     A Portfolio may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, a Portfolio is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or a Portfolio must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable a Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of a Portfolio's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

     OVER-THE-COUNTER OPTIONS

     Certain Portfolios may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by a Portfolio may be considered an Illiquid Security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

     The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of a Portfolio's assets (the "SEC illiquidity ceiling"). OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while a Portfolio relies on the party from whom it purchases an OTC Option to perform if a Portfolio exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, a Portfolio will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

     GENERAL

     The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Portfolio is recorded as an asset of a Portfolio and subsequently adjusted. The premium received for an option written by a Portfolio is included in a Portfolio's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     A Portfolio may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates. A Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS

     There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While a Portfolio's transactions in futures may protect a Portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude a Portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in a Portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle so that a Portfolio's return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and a Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

     Most Portfolios will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists.

Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. A Portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

     The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

SWAPS

     Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

     The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether a Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on a Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

     The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     For purposes of applying a Portfolio's investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by a Portfolio at market value. In the case of a credit default swap sold by a Portfolio (i.e., where a Portfolio is selling credit default protection), however, a Portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

     CREDIT DEFAULT SWAPS

     Limited Maturity Bond, PIMCO Core Bond, PIMCO High Yield, and Stock Index Portfolios may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would be subject to investment exposure on the notional amount of the swap.

     A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case a Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to a Portfolio in the event of a default.

VARIABLE AND FLOATING RATE SECURITIES

     Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi- annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.


     Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

LEASE OBLIGATION BONDS

     Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Portfolio's limit on illiquid securities.

STRUCTURED SECURITIES

     Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

INDEXED SECURITIES

     Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

     Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

HYBRID INSTRUMENTS

     Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

     Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

     The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

     Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

     Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

     Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet a Portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which a Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

     The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Portfolio. Accordingly, each Portfolio, except for Janus Contrarian, Marsico Growth, Marsico International Opportunities, and Legg Mason Value will limit its investments in Hybrid Instruments to 10% of its total assets. However, because of their volatility, it is possible that a Portfolio's investment in Hybrid Instruments will account for more than 10% of a Portfolio's return (positive or negative).

DOLLAR ROLL TRANSACTIONS

     Certain Portfolios seeking a high level of current income may enter into dollar rolls or "covered rolls" in which a Portfolio sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, a Portfolio forgoes principal and interest paid on the securities sold at the beginning of the roll period. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, a Portfolio may or may not take delivery of the securities a Portfolio has contracted to purchase.

     A Portfolio's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by a Portfolio. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to a Portfolio.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

     All Portfolios may purchase securities on a when-issued, delayed delivery or forward commitment basis if a Portfolio holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if a Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Portfolio's other assets. Although a Portfolio would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, a Portfolio may dispose of a when-issued or delayed delivery security prior to settlement if a Sub-Adviser deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon such sales.

FOREIGN INVESTMENTS

FOREIGN SECURITIES

     Certain Portfolios may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other securities representing interests in securities of foreign companies (collectively, "Depositary Receipts") that are described below. Some Portfolios may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this SAI for further description of these securities.

     Each Portfolio (except JPMorgan Emerging Markets Equity, Global Resources, Janus Contrarian, Legg Mason Value, Marsico Growth, and Marsico International Opportunities) may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country. PIMCO Core Bond and PIMCO High Yield may not have more than 10% of its total assets invested in securities of issuers located in emerging market companies. In addition, Global Resources may invest up to 35% of its net assets in securities of issuers located in South Africa. A Portfolio's investments in U.S. issuers are not subject to the foreign country diversification guidelines.

     Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

     Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each of these Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

     There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

     Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio's investment.

     Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Portfolio's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

EQUITY AND DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS

     Certain Portfolios, including Evergreen Omega and International, authorized to invest in securities of foreign issuers may invest assets in equity and/or debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

DEPOSITARY RECEIPTS

     ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

     EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

FOREIGN CURRENCY TRANSACTIONS

     Since certain Portfolios that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolios may enter into foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

     FORWARD CURRENCY CONTRACTS

     Certain Portfolios may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

     A Portfolio will engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. A Portfolio might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

     A Portfolio may enter into forward foreign currency contracts in two circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Portfolio may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

     Second, when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency, unless the Portfolio covers the excess with sufficient segregated assets. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver.

     If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a forward currency position, and in such an event, a Portfolio might not be able to effect a closing purchase transaction at any particular time. In addition, a Portfolio entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

OPTIONS ON FOREIGN CURRENCIES

     A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. A Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

     A Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency that the Portfolio anticipates acquiring, during the period the Portfolio holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received.

     In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

     A Portfolio uses foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Portfolios to reduce foreign currency risk using such options.

     As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

CURRENCY MANAGEMENT

     A Portfolio's flexibility to participate in higher yielding debt markets outside of the United States may allow the Portfolios to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When a Portfolio invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Portfolio's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying a Portfolio's investments should help increase the net asset value of the Portfolio. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which a Portfolio's securities are denominated will generally lower the net asset value of the Portfolio. The Sub-Adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to a Portfolio.

EXCHANGE RATE-RELATED SECURITIES

     Certain of the Portfolios may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. A Portfolio will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

     Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

SOVEREIGN DEBT

     Certain Portfolios may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Portfolios may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities. PIMCO Core Bond may invest in such securities rated B, subject to a maximum of 10% in securities rated Ba and B.

     Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors.

     Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which a Portfolio may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high yield bonds) and subject to many of the same risks as such securities. A Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

     The issuers of the government debt securities in which a Portfolio may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, a Portfolio may have few or no effective legal remedies for collecting on such debt.

OTHER INVESTMENT PRACTICES AND RISKS

REPURCHASE AGREEMENTS

     All Portfolios may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

     The Sub-Adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio. The Sub-Adviser, in accordance with procedures established by the Board, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.

     A Portfolio may engage in repurchase transactions in accordance with guidelines approved by the Board which include monitoring the creditworthiness of the parties with which a Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

     A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio's limitation of 15% of the net assets of the Portfolio on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, a Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. A Portfolio also might incur disposition costs in connection with liquidating the securities.

REVERSE REPURCHASE AGREEMENTS

     A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. A Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. A Portfolio typically will segregate assets determined to be liquid by the Sub-Adviser to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements for which assets are not segregated are described above and may be considered to be borrowings by the seller; accordingly, a Portfolio will limit its investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Portfolio. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by a Portfolio creates leverage, which increases a Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. The Goldman Sachs Tollkeeper(SM), Van Kampen Real Estate, and Van Kampen Global Franchise Portfolios may not invest in reverse repurchase agreements.

OTHER INVESTMENT COMPANIES

     An investment company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies' fees and expenses.

     T. Rowe Price Equity Income and T. Rowe Price Capital Appreciation may, however, invest in shares of the T. Rowe Price Reserve Investment and Government Reserve Investment Funds and Janus Contrarian may invest in shares of Janus' Money Market Funds, each pursuant to the receipt of an SEC exemptive order. Other Portfolios may invest in shares issued by other investment companies to the extent permitted by the 1940 Act. International Portfolio may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies.

     EXCHANGE-TRADED FUNDS ("ETFS")

     An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at net asset value. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying indices. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them in the secondary market, the Portfolio may receive the underlying securities which it would then have to sell in order to obtain cash. Additionally, when a Portfolio invests in ETFs, shareholders of the Portfolio bear their proportionate share of the underlying ETF's fees and expenses.


     STANDARD & POOR'S DEPOSITARY RECEIPTS

     The Portfolios may, consistent with their investment policies, purchase Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange ("AMEX") that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500(R). The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500(R).

     ISHARES MSCI INDEX SHARES

     The Portfolios may also invest in iShares MSCI Index Shares ("iShares") (formerly known as World Equity Benchmark Shares ("WEBS"). WEBS were a form of exchange-traded fund traded on the AMEX. They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indexes. Each country index series invests in an optimized portfolio of common stocks based on that country's Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Portfolio's shares could also be substantially and adversely affected. If such disruptions were to occur, the Portfolio could be required to reconsider the use of iShares as part of its investment strategy. (See "Exchange Traded Funds").

HOLDING COMPANY DEPOSITARY RECEIPTS ("HOLDRS")


     HOLDRs are trust-issued receipts that represent a Portfolio's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Portfolio's investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.


INITIAL PUBLIC OFFERINGS ("IPOS")

     FMR(SM) Diversified Mid Cap Growth, FMR(SM) Earnings Growth and Marsico International Opportunities may, consistent with their investment policies, invest in IPOs. IPOs occur when a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.


     The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Portfolios' adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolios' shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

     The effect of an IPO investment can have a magnified impact on the Portfolios' performance when the Portfolios' asset bases are small. Consequently, IPOs may constitute a significant portion of the Portfolios' returns particularly when the Funds are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolios' assets as it increases in size and, therefore, have a more limited effect on the Portfolios' performance.

     There can be no assurance that IPOs will continue to be available for the Portfolios to purchase. The number or quality of IPOs available for purchase by the Portfolios may vary, decrease or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.

SHORT SALES

     A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in market price. A Portfolio may make short sales to offset a potential decline in a long position or a group of long positions, or if the Sub-Adviser believes that a decline in the price of a particular security or group of securities is likely. Evergreen Omega, Goldman Sachs Tollkeeper(SM), Van Kampen Real Estate, and Van Kampen Global Franchise Portfolios may not engage in short sales.

     The Portfolio's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. A Portfolio is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

SHORT SALES AGAINST THE BOX

     A short sale "against the box" is a short sale where, at the time of the short sale, the Portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. A Portfolio would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Portfolio. Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectus.

ILLIQUID SECURITIES

     Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when a Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolios to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between a Portfolio's decision to dispose of these securities and the time when a Portfolio is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Board.

RESTRICTED SECURITIES

     Each Portfolio may also purchase securities that are not registered under the Securities Act of 1933 ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). The Board, based upon information and recommendations provided by the Sub-Adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. The Board has adopted guidelines and has delegated to the Sub-Adviser the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, has retained sufficient oversight and is ultimately responsible for the determinations. This investment practice could have the effect of decreasing the level of liquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment Portfolio. Subject to the limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Portfolios may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Portfolios' inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to "QIBs." Nonetheless, a small market exists for trading 144A securities. The Portfolio may not be able to sell these securities when the Sub-Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

BORROWING

     Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Portfolio's shares. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to a Portfolio's borrowing limitations to the extent that a Portfolio establishes and maintains liquid assets in a segregated account with the Trust's custodian (or earmark liquid assets on its records) equal to the Portfolio's obligations under the when-issued or delayed delivery arrangement.

LENDING PORTFOLIO SECURITIES

     For the purpose of realizing additional income, certain Portfolios such as, Janus Contrarian, Limited Maturity Bond, PIMCO High Yield and Stock Index, may make secured loans of portfolio securities. may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Portfolio's investment program. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the Sub-Adviser, the consideration to be earned from such loans would justify the risk.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

     REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

     RISKS ASSOCIATED WITH THE REAL ESTATE INDUSTRY

     Although a Portfolio that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment in the Portfolio may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

               -    possible declines in the value of real estate;

               -    adverse general or local economic conditions;

               -    possible lack of availability of mortgage funds;

               -    overbuilding;

               -    extended vacancies of properties;

               - increases in competition, property taxes and operating expenses;

               -    changes in zoning or applicable tax law;

               - costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

               -    casualty or condemnation losses;

               - uninsured damages from floods, earthquakes or other natural disasters;

               -    limitations on and variations in rents; and

               -    unfavorable changes in interest rates.

     In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

HARD ASSET SECURITIES

     The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

SMALL COMPANIES

     Certain of the Portfolios may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

     Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Portfolio to dispose of such securities may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Sub-Adviser would otherwise have sold the security. It is possible that the Sub-Adviser or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Portfolio which it manages.

UNSEASONED COMPANIES

     Certain Portfolios, including Capital Guardian Small/Mid Cap, Capital Guardian U.S. Equities, FMR(SM) Diversified Mid Cap, FMR(SM) Earnings Growth, Goldman Sachs Tollkeeper(SM), Janus Contrarian, JPMorgan Small Cap Equity, Legg Mason Value, Marsico Growth, Marsico International Opportunities, PIMCO Core Bond, PIMCO High Yield, Templeton Global Growth, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income and Wells Fargo Mid Cap Disciplined may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

STRATEGIC TRANSACTIONS

     Subject to the investment limitations and restrictions for each of the Portfolios as stated elsewhere in this SAI, certain of the Portfolios may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed income securities, or to seek potentially higher returns. Utilizing these investment strategies, the Portfolio may purchase and sell, to the extent not otherwise limited or restricted for such Portfolios, exchange-listed and over-the-counter put and call on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

     Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolios resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its Portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Sub-Adviser's ability to predict, which cannot be assured, pertinent market movements. The Portfolio will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Portfolio management purposes.

SPECIAL SITUATIONS

     A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

INTERNET AND INTERNET-RELATED COMPANIES

     Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development. As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies. Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, Competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses. Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.

RISK CONSIDERATIONS REGARDING THE INTERNET INDUSTRY

     Investors should carefully consider the risks of companies in the Internet industry and related industries when making an investment decision. The value of the Fund's shares will fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which initial public offerings occurred between 1999 and 2001 recently have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of firm and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company's business, results of operations and financial condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company's business, results of operations and financial condition.

FOREIGN CURRENCY WARRANTS

     Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

     Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES

     Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

PERFORMANCE INDEXED PAPER

     Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

TEMPORARY DEFENSIVE INVESTMENTS

     For temporary and defensive purposes, each Portfolio may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. PIMCO Core Bond and PIMCO High Yield may hold an unlimited amount of such investments consistent with its objectives. Under normal circumstances, each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

     Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this Statement of Information will apply at the time of investment. A Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS


     The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio's outstanding voting securities of that Portfolio, defined by the 1940 Act as the lesser of: (1) 67% or more of that Portfolio's voting securities present at a shareholders' meeting if the holders of more than 50% of that Portfolio's outstanding voting securities are present or by proxy, or (2) more than 50% of that Portfolio's outstanding voting securities. The investment objectives and all other investment policies or practices of Evergreen Health Sciences, Evergreen Omega, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Goldman Sachs Tollkeeper(SM), JPMorgan Small Cap Equity, JPMorgan Value Opportunities, Julius Baer Foreign, Legg Mason Value, Marsico International Opportunities, MFS Utilities, PIMCO High Yield, Pioneer Fund, Pioneer Mid Cap Value, and Stock Index Portfolios are considered by the Trust to be non-fundamental and accordingly may be changed without shareholder approval. All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from a Portfolio.


FOR ALLIANCEBERNSTEIN MID CAP GROWTH:

The Portfolio may not:

1. Issue any class of securities which is senior to the Portfolio shares of beneficial interest, except that the Portfolio may borrow money to the extent contemplated by Restriction 3 below;

2. Purchase securities on margin (but a Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose);

3. Borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

4. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

5. As to 75% of the Portfolio total assets, purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) more than 5% of the Portfolio total assets (taken at current value) would then be invested in securities of a single issuer, or
     (ii) more than 25% of the Portfolio total assets (taken at current value) would be invested in a single industry;

6. Invest in securities of any issuer if any officer or Trustee of the Trust or any officer or director of the Sub-Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer; and

7. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans.

FOR CAPITAL GUARDIAN SMALL/MID CAP, EAGLE ASSET CAPITAL APPRECIATION, GLOBAL RESOURCES, LIMITED MATURITY BOND, LIQUID ASSETS, T. ROWE PRICE CAPITAL APPRECIATION, T. ROWE PRICE EQUITY INCOME, TEMPLETON GLOBAL GROWTH, VAN KAMPEN REAL ESTATE, VAN KAMPEN GROWTH AND INCOME, AND WELLS FARGO MID CAP DISCIPLINED:

A Portfolio may not:

1. Invest in a security if, with respect to 75% of its total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, except that this restriction does not apply to Van Kampen Real Estate or Global Resources;

2. Invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, except that restriction does not apply to Van Kampen Real Estate or Global Resources;

3. Invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply: (a) to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto), (b) with respect to Liquid Assets, to securities or obligations issued by U.S. banks, (c) with respect to Templeton Global Growth to securities issued or guaranteed by foreign governments or any political subdivisions thereof, authorities, agencies, or instrumentalities (or repurchase agreements with respect thereto); and (d) to the Van Kampen Real Estate, which will normally invest more than 25% of its total assets in securities of issuers in the real estate industry and related industries, or to the Global Resources, which will normally invest more than 25% of its total assets in the group of industries engaged in hard assets activities, provided that such concentration for these two Portfolios is permitted under tax law requirements for regulated investment companies that are investment vehicles for variable contracts;

4. Purchase or sell real estate, except that a Portfolio may invest in securities secured by real estate or real estate interests or issued by companies in the real estate industry or which invest in real estate or real estate interests;

5. Purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities), except a Portfolio engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction, and except that Global Resources may, consistent with its investment objective and subject to the restrictions described in the Prospectus and in the SAI, purchase securities on margin;

6. Lend any funds or other assets, except that a Portfolio may, consistent with its investment objective and policies:

     a. invest in debt obligations, even though the purchase of such obligations may be deemed to be the making of loans;

     b.   enter into repurchase agreements; and

     c. lend its portfolio securities in accordance with applicable guidelines established by the SEC and any guidelines established by the Board;

7. Issue senior securities, except insofar as a Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with that Portfolio's borrowing policies, and except, for purposes of this investment restriction, collateral or escrow arrangements with respect to the making of short sales, purchase or sale of futures contracts or related options, purchase or sale of forward currency contracts, writing of stock options, and collateral arrangements with respect to margin or other deposits respecting futures contracts, related options, and forward currency contracts are not deemed to be an issuance of a senior security;

8. Act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, a Portfolio may be deemed to be an underwriter under the federal securities laws;

9. With respect to the T. Rowe Price Equity Income, T. Rowe Price Capital Appreciation, Limited Maturity Bond, Global Resources, Van Kampen Real Estate, and Liquid Assets, make short sales of securities, except short sales against the box, and except that this restriction shall not apply to the Global Resources, which may engage in short sales within the limitations described in the SAI;

10. Borrow money or pledge, mortgage, or hypothecate its assets, except that a Portfolio may: (a) borrow from banks, but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and
     (b) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward currency contracts as described in the Prospectus and in the SAI. (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a "when-issued" or delayed delivery basis and collateral arrangements with respect to initial or variation margin and other deposits for futures contracts, options on futures contracts, and forward currency contracts will not be deemed to be pledges of a Portfolio's assets);


11. With respect to the T, Rowe Price Equity Income, T. Rowe Price Capital Appreciation, Limited Maturity Bond, Global Resources, Van Kampen Real Estate, and Liquid Assets, invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Sub-Adviser are illiquid if, as a result of such investment, more than 10% of the total assets of the Portfolio, or, for the Mid Cap Growth, Capital Guardian Small/Mid Cap, Eagle Asset Capital Appreciation, Templeton Global Growth, Van Kampen Growth and Income, and Wells Fargo Mid Cap Disciplined, more than 15% of the total assets of the Portfolio (taken at market value at the time of such investment), would be invested in such securities;


12. Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts), except:

     a. any Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and on options on such futures contracts;


     b. the T. Rowe Price Equity Income may engage in futures contracts on gold; and


     c. this restriction shall not apply to Templeton Global Growth and Global Resources.

13. With respect to all Portfolios except the Templeton Global Growth, invest in puts, calls, straddles, spreads, or any combination thereof, provided that this restriction does not apply to puts that are a feature of variable or floating rate securities or to puts that are a feature of other corporate debt securities, and except that any Portfolio may engage in transactions in options, futures contracts, and options on futures.

FOR CAPITAL GUARDIAN U.S. EQUITIES:

The Portfolio may not:

1. Issue senior securities, except to the extent that the borrowing of money in accordance with restriction (2) may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.);

2. Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U. S. Government securities and obligations of domestic branches of U.S. banks and savings and loan associations. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry;

3. Purchase the securities of any issuer if the purchase would cause more than 5% of the value of the portfolio's total assets to be invested in the securities of any one issuer (excluding U. S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the portfolio, except that up to 25% of the value of each portfolio's total assets may be invested without regard to these restrictions;

4. Borrow money, except that the portfolio may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the portfolio's total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions;

5. Underwrite securities of other issuers except insofar as the Portfolio may be considered an underwriter under the 1933 Act in selling portfolio securities;

6. Purchase or sell real estate, except that the Portfolio may invest in securities issued by companies which invest in real estate or interests therein and may invest in mortgages and mortgage-backed securities; and

7. Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and may purchase and sell futures contracts on foreign currencies and options on such futures contracts.

FOR ING DISCIPLINED SMALL CAP VALUE PORTFOLIO:

As a matter of fundamental policy, the Portfolio may not:

1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2. Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

6. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

9. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.


FOR EQUITIESPLUS:

The Portfolio may not:

     1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

     2. Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

     3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

     4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

     5. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

     6. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
          (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

     7. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

     8. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

FOR EVERGREEN HEALTH SCIENCES:

The Portfolio may not:

1. Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Portfolio to: (i) enter into commitments to purchase securities in accordance with a Portfolio's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2. Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3. Act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4. Purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

5. Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6. Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7. Make any investment that is inconsistent with its classification as a non-diversified investment company as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

8. "Concentrate" its investments in a particular industry, except that the Portfolio may invest more than 25% of its assets in securities issued by companies principally engaged in the healthcare industry, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or
     (iii) repurchase agreements (collateralized by the instruments described in clause (ii), (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

FOR EVERGREEN OMEGA:

The Portfolio may not:

1. Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Portfolio to: (i) enter into commitments to purchase securities in accordance with a Portfolio's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2. Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3. Act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4. Purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

5. Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6. Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7. Shall be a "diversified company" as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and


8. Concentrate its investments in a particular industry except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Portfolio's investments in: (i) securities of other investment companies;
     (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.


In addition, for the Evergreen Health Sciences and Evergreen Omega Portfolios, if the Portfolio's holdings of illiquid securities exceeds 15% because of changes in the value of a Portfolio's investments, a Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Portfolio. Otherwise, a Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.

FOR FMR(SM) DIVERSIFIED MID CAP, FMR(SM) EARNINGS GROWTH, JANUS CONTRARIAN, LEGG MASON VALUE, AND UBS U.S. ALLOCATION:

A Portfolio may not:


1. With respect to 75% of each Portfolio's total assets (50% of the Janus Contrarian's total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;


2. Issue senior securities, except as permitted under the Investment Company Act of 1940;

3. Borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

4. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

8. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

FOR FMR(SM) SMALL CAP EQUITY:

A Portfolio may not:

1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2. Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

6. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

FOR FRANKLIN INCOME PORTFOLIO:

As a matter of fundamental policy, the Portfolio may not:

1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;


2. Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the

     Portfolio's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;


3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

6. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or


8. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.


          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.

FOR GLOBAL REAL ESTATE PORTFOLIO

As a matter of fundamental policy, the Portfolio may not:

1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio and (c) the Portfolio will invest more than 25% of its total assets in the real estate industry;

2. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

3. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

4. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

5. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

6. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

     ING Global Real Estate Portfolio is a non-diversified fund. The Portfolio is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

     ING Global Real Estate Portfolio will only purchase fixed income securities that are rated investment grade, i.e., rated at least BBB by S&P or Baa by Moody's, or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the Sub-Adviser. Money market securities, certificates of deposit, banker's acceptance and commercial paper purchased by the Portfolio must be rated in one of the two top rating categories by an NRSRO or, if not rated, determined to be of comparable quality by the Portfolio's Sub-Adviser.

     ING Global Real Estate Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.


FOR GOLDMAN SACHS TOLLKEEPER(SM), INTERNATIONAL, JPMORGAN SMALL CAP EQUITY, JULIUS BAER FOREIGN, MERCURY LARGE CAP GROWTH, MERCURY LARGE CAP VALUE, VAN KAMPEN EQUITY GROWTH, AND VAN KAMPEN GLOBAL FRANCHISE:


A Portfolio may not:

1. With respect to 75% of each Portfolio's total assets (50% of the Van Kampen Global Franchise and JPMorgan Small Cap Equity total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2. Issue senior securities, except as permitted under the Investment Company Act of 1940;

3. Borrow money, except that (a) the Portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), and (b) the

     Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. In addition, the Goldman Sachs Tollkeeper(SM), Van Kampen Global Franchise, and Van Kampen Equity Growth may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, purchase securities on margin to the extent permitted by applicable law, and engage in transactions in mortgage dollar rolls which are accounted for as financings;

4. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

8. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

FOR JPMORGAN EMERGING MARKETS EQUITY:

The Portfolio may not:

1. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

2. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan;

3. (a) Borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions for a Portfolio that uses such investment techniques and then not in excess of one-third of the value of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings (excluding any fully collateralized reverse repurchase agreements and dollar roll transactions the Portfolio may enter into), and no additional investments may be made while any such borrowings are in excess of 10% of total assets;

4. Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions;

5. Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude a Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities);

6. Buy or sell real estate or commodities or commodity contracts; however, the Portfolio, to the extent not otherwise prohibited in the Prospectus or this Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information;

7. Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Prospectus or this Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets;

8. Invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

9. Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit a Portfolio from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions; and

10. Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, more than 5% of a Portfolio's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

FOR JPMORGAN VALUE OPPORTUNITIES, MARSICO INTERNATIONAL OPPORTUNITIES, MFS UTILITIES, PIONEER FUND, AND PIONEER MID CAP VALUE:

A Portfolio may not:

1. With respect to 75% of the Portfolio's (except MFS Utilities) total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies), if as a result (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2. Concentrate its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to a Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collaterized by securities issued by the U.S. Government, its agencies or instrumentalities), except for MFS Utilities which may concentrate its investment in companies in the utilities sector;

3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder;

4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5. Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by a Portfolio for its portfolio, a Portfolio may be deemed to be an underwriter under applicable law;

6. Purchase or sell real estate, except that a Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

7. Issue any senior security (as defined in the 1940 Act), except that (i) a Portfolio may enter into commitments to purchase securities in accordance with a Portfolio's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) a Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; or

8. Purchase physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

FOR LEGG MASON PARTNERS ALL CAP:

The Portfolio may not:

1. Hold more than 25% of the value of its total assets in the securities of any single company or in the securities of companies in any one industry. As to 50% of the value of its total assets, the Portfolio's investment in any one security, other than United States Government obligations, will not exceed 5% of the value of its total assets and as to this 50%, the Portfolio will not invest in more than 15% of the outstanding voting securities of any one issuer;

2. Borrow money or pledge or mortgage its assets, except as described under "Description of Securities and Investment Techniques" and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

3. Underwrite securities, except in instances where the Portfolio has acquired portfolio securities which it may not be free to sell publicly without registration under the 1933 Act ("restricted securities"); in such registrations, the Portfolio may technically be deemed an "underwriter" for purposes of the 1933 Act. No more than 10% of the value of Portfolio's total assets may be invested in illiquid securities;

4. Make loans other than through (a) the lending of its portfolio securities in accordance with the procedures described under "Description of Securities and Investment Techniques -- Lending of Portfolio Securities" in this SAI, or (b) entering into repurchase agreements in an amount up to an aggregate of 25% of its total assets, but this restriction shall not prevent the Portfolio from buying a portion of an issue of bonds, debentures or other obligations which are liquid, or from investing up to an aggregate of 10% (including investments in other types of illiquid securities) of the value of its total assets in portions of issues of bonds, debentures or other obligations of a type privately placed with financial institutions and which are illiquid;

5. Invest more than 10% of the value of the Portfolio's total assets in securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, and equity securities which are not readily marketable;

6. Invest in companies for the purpose of exercising control or management. (The Portfolio may on occasion be considered part of a control group of a portfolio company by reason of the size or manner of its investment, in which event the securities of such portfolio company held by the Portfolio may not be publicly saleable unless registered under the Securities Act of 1933 or pursuant to an available exemption thereunder.);

7. Purchase securities on margin (except for such short-term credits as are necessary for the clearance of transactions and except that the Portfolio may make deposits in connection with transactions in options on securities) or make short sales of securities (except for sales "against the box", i.e., when a security identical to one owned by the Portfolio, or which the Portfolio has the right to acquire without payment of additional consideration, is borrowed and sold short);

8. Purchase or sell real estate, interests in real estate, interests in real estate investment trusts, or commodities or commodity contracts; however, the Portfolio (a) may purchase interests in real estate investment trusts or companies which invest in or own real estate if the securities of such trusts or companies are registered under the Securities Act of 1933 and are readily marketable and (b) may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency contracts and buy, sell and write options on currencies;

9. Purchase more than 3% of the stock of another investment company, or purchase stock of other investment companies equal to more than 5% of the Portfolio's net assets in the case of any one other investment company and 10% of such net assets in the case of all other investment companies in the aggregate. Any such purchase will be made only in the open market where no profit to a sponsor or dealer results from the purchase, except for the customary broker's commission. This restriction shall not apply to investment company securities received or acquired by the Portfolio pursuant to a merger or plan of reorganization. (The return on such investments will be reduced by the operating expenses, including investment advisory and administrative fees of such investment Portfolios and will be further reduced by the Portfolio's expenses, including management fees; that is, there will be a layering of certain fees and expenses.);

10. Purchase or hold securities of an issuer if one or more persons affiliated with the Portfolio or with Smith Barney Asset Management owns beneficially more than 1/2 of 1% of the securities of that issuer and such persons owning more than 1/2 of 1% of such securities together own beneficially more than 5% of the securities of such issuer;

11. Buy portfolio securities from, or sell portfolio securities to, any of the Portfolio's officers, directors or employees of its investment adviser or distributor, or any of their officers or directors, as principals;

12. Purchase or sell warrants; however, the Portfolio may invest in debt or other securities which have warrants attached (not to exceed 10% of the value of the Portfolio's total assets). Covered options with respect to no more than 10% in value of the Portfolio's total assets will be outstanding at any one time;

13. Invest in interest in oil, gas or other mineral exploration or development programs, or

14.  Issue senior securities except as may be permitted by the 1940 Act.


FOR LORD ABBETT AFFILIATED:

The Portfolio may not:

1. Purchase any securities of another issuer (other than the United States of America) if upon said purchase more than 5% of its net assets would consist of securities of such issuer, or purchase more than 15% of any class of securities of such issuer;

2. Borrow money, except (i) in order to meet redemption requests or (ii) as a temporary measure for extraordinary or emergency purposes and, in the case of both (i) and (ii), only from banks and only in an aggregate amount not to exceed 5% of its total assets taken at cost or value, whichever is less, or mortgage or pledge any of its assets and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

3. Lend its funds or other assets to any other person other than through the purchase of liquid debt securities pursuant to the Portfolio's investment policies, except that (a) the Portfolio may lend its portfolio securities in an amount up to 33 1/3% of its total assets, provided that the borrower may not be affiliated, directly or indirectly, with the Portfolio and (b) the Portfolio may enter into repurchase agreements in an amount up to an aggregate of 25% of its total assets;

4. Invest in the securities of issuers which have been in operation for less than three years if such purchase at the time thereof would cause more than 5% of the net assets of the Portfolio to be so invested;

5. Purchase any securities on margin (except that the Portfolio may make deposits in connection with transactions in options on securities), make any so-called "short" sales of securities or participate in any joint or joint and several trading accounts;

6.   Act as underwriter of securities of other issuers;

7. Purchase the securities of another investment company or investment trust except in the open market where no profit to a sponsor or dealer, other than the customary broker's commission, results from such purchase (but the aggregate of such investments shall not be in excess of 10% of the net assets of the Portfolio), or except when such purchase is part of a plan of merger or consolidation;

8. Buy securities from, or sell securities to, any of its officers, directors, employees, investment adviser or distributor, as principals;

9. Purchase or retain any securities of an issuer if one or more persons affiliated with the Portfolio owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer and such affiliated persons so owning 1/2 of 1% together own beneficially more than 5% of such securities;

10. Purchase real estate (not including investments in securities issued by real estate investment trusts) or commodities or commodity contracts, provided that the Portfolio may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency transactions and buy, sell and write options on currencies;

11.  Issue senior securities except as may be permitted by the 1940 Act.

FOR MARSICO GROWTH:

The Portfolio may not:

1. Purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, although it may invest in companies that engage in such businesses to the extent otherwise permitted by the Portfolio investment policies and restrictions and by applicable law, except as required in connection with otherwise permissible options, futures and commodity activities as described elsewhere this Statement;

2. Purchase or sell real estate, although it may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

3. Make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities and except as required in connection with permissible options, futures, short selling and leverage activities as described elsewhere in the Prospectus and this Statement (the short sale restriction is non-fundamental);

4. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

5. Mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

6. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

7. Borrow money, except from banks for temporary or emergency purposes or in connection with otherwise permissible leverage activities, and then only in an amount not in excess of 5% of the Portfolio total assets (in any case as determined at the lesser of acquisition cost or current market value and excluding collateralized reverse repurchase agreements);

8. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

9. Invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

10. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions;

11. Own, directly or indirectly, more than 25% of the voting securities of any one issuer or affiliated person of the issuer; and

12. Purchase the securities of other investment companies, except as permitted by the 1940 Act or as part of a merger, consolidation, acquisition of assets or similar reorganization transaction.

FOR MFS TOTAL RETURN, MFS MID CAP GROWTH, OPPENHEIMER MAIN STREET AND PIMCO CORE
BOND:

The Portfolio may not:

1. With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of a Portfolio's total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer; provided that this restriction shall not apply to MFS Mid Cap Growth;

2. Invest more than 25% of the value of the Portfolio's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

3. Borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings), except PIMCO Core Bond may also borrow to enhance income;

4. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

5. Purchase or sell any commodity contract, except that each Portfolio may purchase and sell futures contracts based on debt securities, indexes of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indexes, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.) The MFS Mid Cap Growth, Oppenheimer Main Street and MFS Total Return reserve the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities. The MFS Mid Cap Growth, Oppenheimer Main Street and MFS Total Return will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts (except for options, futures contracts, options on futures contracts and forward contracts);

6. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

7. Purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in the real estate industry and participation interests in pools of real estate mortgage loans, and it may liquidate real estate acquired as a result of default on a mortgage; and

8. Issue any class of securities which is senior to a Portfolio shares of beneficial interest except as permitted under the Investment Company Act of 1940 or by order of the SEC.

FOR PIMCO HIGH YIELD:

The Portfolio may not:

1. With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of value of the Portfolio's total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer;

2. Issue senior securities, except as permitted under the Investment Company Act of 1940;

3. Invest more than 25% of the value of the Portfolio's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

4. Borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings);

5. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of the debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

6. Purchase or sell any commodity contract, except that the Portfolio may purchase and sell futures based on debt securities, indexes of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indexes, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.);

7. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

8. Purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in real estate industry and participation interests.




FOR STOCK INDEX:

The Portfolio may not:

1. With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2. Issue senior securities, except as permitted under the Investment Company Act of 1940;

3. Borrow money, except that (a) the Portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), and (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

4. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

8. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

FOR VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

As a matter of fundamental policy, the Portfolio:

1. Shall be a "diversified company" as that term is defined in the 1940 Act.

2. May not "concentrate" its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to the Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or
(iii) repurchase agreements (collateralized by securities issued by the U.S. government, its agencies or instrumentalities).

3. May not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder.

4. May not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making loans.

5. May not act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Portfolio for its portfolio, the Portfolio may be deemed to be an underwriter under the applicable law.

6. May not purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

7. May not issue any senior security (as defined in the 1940 Act), except that
(i) the Portfolio may enter into commitments to purchase securities in accordance with the Portfolio's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) the Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) the Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and

8. May not purchase physical commodities or contracts relating to physical commodities.

FOR WELLS FARGO SMALL CAP DISCIPLINED:

The Portfolio may not:

1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2. Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

6. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

     For all the Portfolios, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by a Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.

FOR CAPITAL GUARDIAN SMALL/MID CAP, AND VAN KAMPEN GROWTH AND INCOME:

A Portfolio may not:


1.   Make short sales of securities, except short sales against the box .


2. Invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Sub-Adviser are illiquid if, as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.

FOR ALLIANCEBERNSTEIN MID CAP GROWTH:

The Portfolio may not:

1. Invest in warrants (other than warrants acquired by the Portfolio as a part of a unit or attached to securities at the time of purchase) if, as a result, such investment (valued at the lower of cost or market value) would exceed 5% of the value of the Portfolio net assets, provided that not more than 2% of the Portfolio net assets may be invested in warrants not listed on the New York or American Stock Exchanges;

2. Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions;

3. Purchase securities restricted as to resale if, as a result, (i) more than 10% of the Portfolio total assets would be invested in such securities, or
     (ii) more than 5% of the Portfolio total assets (excluding any securities eligible for resale under Rule 144A under the Securities Act of 1933) would be invested in such securities;

4. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio net assets (taken at current value) would then be invested in the aggregate in securities described in (a), (b), and
     (c) above;

5. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation, or other acquisition;

6.   Invest in real estate limited partnerships;

7. Purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) less than three years old;

8. Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.);

9.   Make investments for the purpose of exercising control or management;

10. Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the common stocks of companies that invest in or sponsor such programs;

11.  Acquire more than 10% of the voting securities of any issuer;

12. Invest more than 15%, in the aggregate, of its total assets in the securities of issuers which, together with any predecessors, have a record of less than three years continuous operation and securities restricted as to resale (including any securities eligible for resale under Rule 144A under the Securities Act of 1933); or

13. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, if, as a result, the aggregate amount of premiums paid or received by the Portfolio in respect of any such transactions then outstanding would exceed 5% of its total assets.

FOR EAGLE ASSET CAPITAL APPRECIATION:

The Portfolio may not:


     Make short sales of securities, except short sales against the box.


FOR FMR(SM) DIVERSIFIED MID CAP, JANUS CONTRARIAN, LEGG MASON VALUE, AND UBS U.S. ALLOCATION:

1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

4. The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio's net assets) to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

     With respect to Limitation (4), if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio's assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

     For purposes of normally investing at least 80% of the FMR(SM) Diversified Mid Cap's assets in securities of companies of medium market capitalizations, the Sub-Adviser intends to measure the capitalization range of the S&P MidCap 400 Index no less frequently than once a month.

FOR FMR(SM) EARNINGS GROWTH:

1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation);

4. The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. For purposes of the Portfolio's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity;

5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments); and

6. The Portfolio does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the Portfolio.

FOR GOLDMAN SACHS TOLLKEEPER(SM):

The Portfolio may not:

1.   Invest for the purpose of exercising control or management;

2.   Sell property or securities short, except short sales against the box; and

3. Invest in securities that are illiquid, or in repurchase agreements maturing in more than seven days, if as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.

     Unless otherwise indicated, all percentage limitations listed above apply to the Portfolio only at the time into which a transaction is entered. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Portfolio's net assets will not be considered a violation. For purposes of fundamental restriction (iii) and non-fundamental restriction (v) as set forth above, an option on a foreign currency shall not be considered a commodity or commodity contract.

     For purposes of non-fundamental restriction (2), a short sale "against the box" shall not be considered a short position.


FOR INTERNATIONAL, JULIUS BAER FOREIGN, JPMORGAN SMALL CAP EQUITY, MARSICO GROWTH, MERCURY LARGE CAP GROWTH, MERCURY LARGE CAP VALUE, VAN KAMPEN EQUITY GROWTH, AND VAN KAMPEN GLOBAL FRANCHISE:


1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;


3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment restriction) and only to the extent that the value of the Portfolio's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings; and provided further that with respect to International, Julius Baer Foreign, JPMorgan Small Cap Equity, Van Kampen Equity Growth and, Van Kampen Global Franchise the borrowing may be made only for temporary, extraordinary or emergency purposes in amounts not exceeding 20% of the value of the Portfolio's total assets at the time of borrowing;

4. The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;


5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (with the exception of Mercury Large Cap Growth Portfolio, up to 15% of the Portfolio's net assets) to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.); and


6. The Portfolio may purchase or write options on securities only if (i) aggregate premiums on call options purchased by the Portfolio do not exceed 5% of its assets, (ii) aggregate premiums on put options purchased by a Portfolio do not exceed 5% of its net assets, (iii) not more than 25% of the Portfolio's net assets would be hedged, and (iv) not more than 25% of the Portfolio's net assets are used as cover for options written by the Portfolio.

     With respect to non-fundamental investment restriction 4, if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio's assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

FOR JPMORGAN EMERGING MARKETS EQUITY:

The Portfolio may not:

1. Invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by a Portfolio;

2. Invest in any issuer for purposes of exercising control or management of the issuer;

3. Except as described in the Prospectus and this SAI, acquire or dispose of put, call, straddle or spread options subject to the following conditions:

          a.   such options are written by other persons, and

          b. the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Portfolio's total assets;

4. Except as described in the Prospectus and this SAI, engage in short sales of securities; and

5. Purchase more than 10% of the outstanding voting securities of any one issuer.

     If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

FOR JPMORGAN VALUE OPPORTUNITIES:

The Portfolio may not:

1. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

2. Purchase any securities subject to legal or contractual restrictions on the resale thereof, or purchase securities which are not readily marketable, or enter into repurchase agreements not terminable within seven business days, if such purchase or entering into a repurchase agreement would cause more than 10% of the value of its total assets to be invested in such securities and such repurchase agreements;

3. Invest its assets in securities of other open-end investment companies, except as permitted under the 1940 Act or any order pursuant thereto; or

4. Pledge, mortgage or hypothecate its assets except, to secure borrowings permitted by subparagraph (1) above, it may pledge securities having a value at the time of pledge not exceeding 15% of the cost of its total assets.

FOR LIMITED MATURITY BOND:

1. Non-government securities must be rated Baa3 or better by Moody's or BBB or better by S&P or, if not rated, determined to be of comparable quality;

2. Money market securities must be rated in the two highest categories by Moody's or S&P or, if not rated, determined to be of comparable quality;

3. The Portfolio will not invest more than 10% of total assets in foreign government securities;

4. The Portfolio will not have more than 25% of net assets invested in securities of issuers located in any one emerging market;

5. Borrowing may not exceed 10% of the value of the total assets and 25% for temporary purposes (excluding (i) reverse repurchase agreements, (ii) options, futures, options on futures and forward currency contracts, and
     (iii) borrowing from banks, but only immediately after each borrowing and continuing thereafter there is asset coverage of 300%);

6. Illiquid securities may not exceed 10% of net assets ( including repurchase agreements and fixed-time deposits subject to withdrawing penalties maturing in more than 7 days); or

7. The Portfolio will not invest in obligations issued by a commercial bank or S&L, unless the bank or S&L meets the requirements set forth in this SAI.

FOR LIQUID ASSETS:

1.   Investments will not be rated below the two highest ratings categories;

2. The Portfolio will invest 95% of the investments that, at the time of purchase, are rated in the highest short-term ratings category, or if unrated, determined to be of comparable quality;

3. With respect to 100% of total assets, the Portfolio will not invest more than (i) 5% of such assets in securities of any one issuer (except U.S. government securities), (ii) 10% of such assets subject to demand features or guarantees from a single institution (with respect to 75% of total assets), or (iii) purchase more than 10% of the outstanding voting securities of any one issuer;

4. The Portfolio will not invest in more than the greater of 1% of total assets or $1,000,000 in securities of any one issuer that are rated in the second highest ratings category (excluding U.S. Government securities);

5. The Portfolio will not invest in obligations issued or guaranteed by a foreign government (or its agencies or instrumentalities) or by supranational organization that is rated below A by S&P or Moody's;

6. The Portfolio will not have more than 25% of net assets invested in securities of issuers located in any one emerging market;

7. Borrowing will not exceed 10% of the value of the total assets and 25% for temporary purposes (excluding (i) reverse repurchase agreements, and (ii) borrowing from banks, but only immediately after each borrowing and continuing thereafter there is asset coverage of 300%);

8. The Portfolio will not invest in obligations issued by a commercial bank or S&L, unless the bank or S&L meets the requirements set forth in this SAI;

9.   Investments in fixed time deposits may not exceed 10% of net assets; and

10.  Investments in foreign bank obligations are limited to U.S.
     dollar-denominated obligations.

FOR LORD ABBETT AFFILIATED:

The Portfolio may not:

1. Invest in warrants (other than warrants acquired by Lord Abbett Affiliated as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of Lord Abbett Affiliated's net assets or if, as a result, more than 2% of Lord Abbett Affiliated's net assets would be invested in warrants that are not listed on AMEX or NYSE;

2. Invest in oil, gas and other mineral leases, provided, however, that this shall not prohibit Lord Abbett Affiliated from purchasing publicly traded securities of companies engaging in whole or in part in such activities; or

3. Purchase or sell real property (including limited partnership interests) except to the extent described in Lord Abbett Affiliated's fundamental investment restriction number 10.

4. Invest more than 10% of the value of its total assets in illiquid securities.

FOR MARSICO GROWTH:

     The Portfolio may not invest, in the aggregate, more than 15% of its net assets in illiquid securities.

FOR MARSICO INTERNATIONAL OPPORTUNITIES:

The Portfolio may not:

1. The Portfolio will not enter into any futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

2. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration thereof, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

3. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

4. The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

5. The Portfolio does not currently intend to purchase any securities or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule, and Section 4(2) commercial paper. Accordingly, such securities may not be subject to the foregoing limitation. In addition, a foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not subject to this limitation.

6. The Portfolio may not invest in companies for the purpose of exercising control of management.


FOR MFS MID CAP GROWTH, MFS TOTAL RETURN AND OPPENHEIMER MAIN STREET:


A Portfolio may not:

1. Invest more than 15% (except 10% with respect to the Oppenheimer Main Street,) of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements;

3. Make investments for the purpose of gaining control of a company's management.

FOR MFS UTILITIES:

The Portfolio may not:


1. Invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (E.G., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 15% of the Portfolio's net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Portfolio's limitation on investment in illiquid securities. Securities that are not registered under the Securities Act of 1933 but are determined to be liquid by the Board (or its delegeete) will not be subject to this 15% limitation.


     Except for MFS Utilities' investment restriction no. 1 and the Portfolio's non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Portfolio's non-fundamental policy on illiquid investments, the Portfolio will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

FOR PIMCO CORE BOND:

     The Portfolio may not:

1. Invest more than 15% of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements; and

3. Make investments for the purpose of gaining control of a company's management.

     Unless otherwise indicated, all limitations applicable to Portfolio investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio's investment portfolio, resulting from market fluctuations or other changes in a Portfolio's total assets will not require a Portfolio to dispose of an investment until the sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the sub-adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

FOR TEMPLETON GLOBAL GROWTH:

The Portfolio may not:

1. Lend money to other persons, except by the purchase of obligations in which the Portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money;

2. Lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities;

3. Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable;

4. Sell securities short or purchase securities on margin, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin;

5. Write or purchase options on securities, financial indices or currencies, except to the extent the Portfolio is specifically authorized to engage in hedging and other strategic transactions;

6.   Purchase securities for the purpose of exercising control or management;

7. Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio's total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the Portfolio's total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization;

     For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in Section 2(a) (32) of the 1940 Act, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies; and

8. Pledge, hypothecate, mortgage or transfer (except as provided in restriction (4)) as security for indebtedness any securities held by the Portfolio, except in an amount of not more than 33 1/3% of the value of the Portfolio's total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

     If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction.

FOR TEMPLETON GLOBAL GROWTH:

The Portfolio may not:

     Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or futures contracts on currencies), except that the Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and in options on such futures contracts.

FOR VAN KAMPEN REAL ESTATE:

The Portfolio may not:

1. Make investments for the purpose of exercising control or management although the Portfolio retains the right to vote securities held by it and except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

2. Purchase securities on margin but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with forward contracts, futures contracts, foreign currency futures contracts or related options is not considered the purchase of a security on margin.

3. Invest in the securities issued by other investment companies as part of a merger, reorganization or other acquisition, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

4. Invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation.

5. Invest in securities of any company if any officer or trustee/director of the Portfolio or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees/directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

6. Invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Portfolio may acquire securities of public companies which themselves are engaged in such activities.

7. Invest more than 5% of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

8. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets, taken at current value, would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Board or the Adviser under Board approved guidelines, may determine are liquid nor does it apply to resale, a liquid market exists. Also excluded from this limitation on restricted securities are securities purchased by the Portfolio of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
     (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

     The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

NON-FUNDAMENTAL INVESTMENT POLICIES

     The Board has also adopted the following non-fundamental investment policies for each of the following Portfolios, which may be changed upon 60 days' prior notice to shareholders:

     ALLIANCEBERNSTEIN MID CAP GROWTH

     Under normal circumstances, the Portfolio will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes.

     CAPITAL GUARDIAN SMALL/MID CAP

     The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies.

     CAPITAL GUARDIAN U.S. EQUITIES


     The Sub-Adviser seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of issuers located in the United States.


     EAGLE ASSET CAPITAL APPRECIATION

     The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price.

     EVERGREEN HEALTH SCIENCES

     The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to normally invest at least 80% of its assets in the equity securities of healthcare companies which develop, produce or distribute products or services related to the healthcare or medical industries. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

     FMR(SM) DIVERSIFIED MID CAP

     The Sub-Adviser normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations.

     FMR(SM) SMALL CAP EQUITY PORTFOLIO

     The Sub-Adviser normally invest at least 80% of the Portfolio's assets in common stocks of companies with small market capitalizations

     GLOBAL RESOURCES

     The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities.

     GOLDMAN SACHS TOLLKEEPER(SM)

     The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of investment) in equity investments in "Tollkeeper" companies, which are high-quality technology media, or service companies that adopt or use technology to improve cost structure, revenue opportunities and/or competitive advantage.

     INTERNATIONAL

     Under normal conditions, the Portfolio invests at least 80% of its net assets and borrowings for investment purposes in equity securities of issuers located in countries outside of the United States.

     JANUS CONTRARIAN

     The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities selected for their potential for long-term growth of capital.

     JPMORGAN EMERGING MARKETS EQUITY

     The Portfolio normally invests at least 80% of the value of its net assets in securities of emerging markets.

     JPMORGAN SMALL CAP EQUITY

     Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies.

     JULIUS BAER FOREIGN

     The Portfolio normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States.

     LIMITED MATURITY BOND

     The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities.


     MERCURY LARGE CAP GROWTH

     The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies.


     MFS MID CAP GROWTH

     The Portfolio normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Sub-Adviser believes have above-average growth potential.

     MFS UTILITIES

     The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry.

     PIMCO CORE BOND

     The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities.

     PIMCO HIGH YIELD

     The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's, Standard & Poor's Rating Service, or Fitch, or if unrated, determined by its Sub-Adviser to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

     PIONEER MID CAPVALUE

     The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap Value Index.

     STOCK INDEX

     The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its assets in equity securities of companies included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") or equity securities of companies that are representative of the S&P 500 Index (including derivatives). If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

     T. ROWE PRICE EQUITY INCOME

     The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

     VAN KAMPEN EQUITY GROWTH

     Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus any borrowings for investment purposes).

     VAN KAMPEN REAL ESTATE

     The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").

     WELLS FARGO MID CAP DISCIPLINED

     The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies.

     WELLS FARGO SMALL CAP DISCIPLINED

     The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of equity securities of companies with small market capitalizations. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

                            MANANGEMENT OF THE TRUST


     The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees ("Board") according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each Portfolio and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. As of April 28, 2006, the Trustees are John V. Boyer, Patricia W. Chadwick, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Thomas J. McInerney, Jock Patton, Sheryl K. Pressler, David W.C. Putnam, John G. Turner, Roger B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are James M. Hennessy, Stanley D. Vyner, Michael J. Roland, Joseph M. O'Donnell, Mary Bea Wilkinson, Robert S. Naka, Mary
A. Gaston, Huey P. Falgout, Jr., Theresa K. Kelety, Kimberly A. Anderson, Lauren
D. Bensinger, Robyn L. Ichilov, Todd Modic, Robin R. Nesbitt, Susan P. Kinens, Kimberly K. Palmer and Maria M. Anderson.


          Set forth in the table below is information about each Trustee of the Trust.

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                IN ING FUND
                                  POSITION(S)    TERM OF OFFICE                                   COMPLEX
                                   HELD WITH     AND LENGTH OF    PRINCIPAL OCCUPATION(S) -     OVERSEEN BY     OTHER DIRECTORSHIPS
     NAME, ADDRESS AND AGE         THE TRUST    TIME SERVED (1)   DURING THE PAST 5 YEARS     TRUSTEE (2)(3)      HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

JOHN V. BOYER                    Trustee        January 2005 -    President and Chief               181        None
7337 East Doubletree Ranch Rd.                  Present           Executive Officer,
Scottsdale, Arizona 85258                                         Franklin and Eleanor
Age: 52                                                           Roosevelt Institute
                                                                  (March 2006 - Present).
                                                                  Formerly, Executive
                                                                  Director, The Mark Twain
                                                                  House & Museum (4)
                                                                  (September 1989 -
                                                                  November 2005)

PATRICIA W. CHADWICK(5)          Trustee        January 2006 -    Consultant and President          181        None
7337 East Doubletree Ranch Rd.                  Present           of self-owned company,
Scottsdale, Arizona                                               Ravengate Partners LLC
85258                                                             (January 2000 - Present)
Age: 57

J. MICHAEL EARLEY                Trustee        January 1997 -    President and Chief               181        None
7337 East Doubletree Ranch Rd.                  Present           Executive Officer,
Scottsdale, Arizona 85258                                         Bankers Trust Company,
Age: 60                                                           N.A. ( June 1992 -
                                                                  Present).

R. BARBARA GITENSTEIN            Trustee        January 1997 -    President, College of New         181        None
7337 East Doubletree Ranch Rd.                  Present           Jersey (January 1999 -
Scottsdale, Arizona 85258                                         Present).
Age: 58

PATRICK W. KENNY                 Trustee        January 2005      President and Chief               181        Assured Guaranty Ltd.
7337 East Doubletree Ranch Rd.                  - Present         Executive Officer,                           (November 2003 -
Scottsdale, Arizona 85258                                         International Insurance                      Present).
Age: 63                                                           Society (June 2001 -
                                                                  Present); and Executive
                                                                  Vice President, Frontier
                                                                  Insurance Group, Inc.
                                                                  (September 1998 - March
                                                                  2001).

WALTER H. MAY                    Trustee        February 2002 -   Retired.                          181        BestPrep (September
7337 East Doubletree Ranch Rd.                  Present                                                        1991 - Present).
Scottsdale, Arizona 85258
Age: 69

JOCK PATTON                      Chairman and   February 2002 -   Private Investor (June            181        JDA Software Group,
7337 East Doubletree Ranch Rd.   Trustee        Present           1997 - Present).                             Inc. (January 1999 -
Scottsdale, Arizona 85258                                         Formerly, Director and                       Present); and Swift
Age: 60                                                           Chief Executive Officer,                     Transportation Co.
                                                                  Rainbow Multimedia Group,                    (March 2004 -
                                                                  Inc. (January 1999 -                         Present).
                                                                  December 2001).

SHERYL K. PRESSLER(5)            Trustee        January 2006 -    Consultant (May 2001 -            181        Stillwater Mining
7337 East Doubletree Ranch Rd.                  Present           Present), Formerly, Chief                    Company (May 2002 -
Scottsdale, Arizona 85258                                         Executive Officer, Lend                      Present); Advanced
Age: 55                                                           Lease Real Estate                            Portfolio Management
                                                                  Investments, Inc. (March                     (September 2002 -
                                                                  2000 - April 2001)                           Present); California
                                                                                                               HealthCare Foundation
                                                                                                               (June 1999 -
                                                                                                               Present); and
                                                                                                               Romanian-American
                                                                                                               Enterprise Fund
                                                                                                               (February 2004
                                                                                                               -Present)

DAVID W.C. PUTNAM                Trustee        February 2002 -   President and Director,           181        Progressive Capital
7337 East Doubletree Ranch Rd.                  Present           F.L. Putnam Securities                       Accumulation Trust
Scottsdale, Arizona 85258                                         Company, Inc. (June 1978                     (August 1998 -
Age: 66                                                           - Present).                                  Present); Principled
                                                                                                               Equity Market Trust
                                                                                                               (November 1996 -
                                                                                                               Present); Mercy
                                                                                                               Endowment Foundation

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                IN ING FUND
                                  POSITION(S)    TERM OF OFFICE                                   COMPLEX
                                   HELD WITH     AND LENGTH OF    PRINCIPAL OCCUPATION(S) -     OVERSEEN BY     OTHER DIRECTORSHIPS
     NAME, ADDRESS AND AGE         THE TRUST    TIME SERVED (1)   DURING THE PAST 5 YEARS     TRUSTEE (2)(3)      HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               (September 1995 -
                                                                                                               Present); Asian
                                                                                                               American Bank and
                                                                                                               Trust Company (June
                                                                                                               1992 - Present); and
                                                                                                               Notre Dame Health
                                                                                                               Care Center (July
                                                                                                               1991 - Present).

ROGER B. VINCENT (6)             Trustee        January 1994 -    President, Springwell             181        AmeriGas Propane,
7337 East Doubletree Ranch Rd.                  Present           Corporation (March 1989 -                    Inc. (January 1998 -
Scottsdale, Arizona 85258                                         Present).                                    Present); UGI
Age: 60                                                                                                        Corporation (February
                                                                                                               2006 - Present).

RICHARD A. WEDEMEYER             Trustee        February 2002 -   Retired. Formerly, Vice           181        Touchstone Consulting
7337 East Doubletree Ranch Rd.                  Present           President - Finance and                      Group (June 1997 -
Scottsdale, Arizona 85258                                         Administration, The                          Present); and Jim
Age: 70                                                           Channel Corporation (June                    Henson Legacy (April
                                                                  1996 - April 2002).                          1994 - Present).
                                                                  Formerly, Trustee, First
                                                                  Choice Funds (February
                                                                  1997 - April 2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY (7) (8)(9)   Trustee        February 2002 -   Chief Executive Officer,          181        Equitable Life
7337 East Doubletree Ranch Rd.                  Present           ING U.S. Financial                           Insurance Co., Golden
Scottsdale, Arizona 85258                                         Services (January 2005 -                     American Life
Age: 49                                                           Present); General Manager                    Insurance Co., Life
                                                                  and Chief Executive                          Insurance Company of
                                                                  Officer, US Financial                        Georgia, Midwestern
                                                                  Services (December 2003 -                    United Life Insurance
                                                                  December 2004); Chief                        Co., ReliaStar Life
                                                                  Executive Officer, ING US                    Insurance Co.,
                                                                  Financial Services                           Security Life of
                                                                  (September 2001 -                            Denver, Security
                                                                  December 2003); and                          Connecticut Life
                                                                  General Manager and Chief                    Insurance Co.,
                                                                  Executive Officer, US                        Southland Life
                                                                  Worksite Financial                           Insurance Co., USG
                                                                  Services (December 2000 -                    Annuity and Life
                                                                  September 2001).                             Company, and United
                                                                                                               Life and Annuity
                                                                                                               Insurance Co. Inc;
                                                                                                               Ameribest Life
                                                                                                               Insurance Co.; First
                                                                                                               Columbine Life
                                                                                                               Insurance Co.; and
                                                                                                               Metro Atlanta Chamber
                                                                                                               of Commerce (January
                                                                                                               2003 - Present).

JOHN G. TURNER (7)               Trustee        February 2002 -   Retired. Formerly, Vice           181        Hormel Foods
7337 East Doubletree Ranch Rd.                  Present           Chairman of ING Americas                     Corporation (March
Scottsdale, Arizona 85258                                         (September 2000 - January                    2000 - Present);
Age: 66                                                           2002); Director of                           ShopKo Stores, Inc.
                                                                  ReliaStar Life Insurance                     (August 1999 -
                                                                  Company of New York                          Present); and
                                                                  (April 1975 - December                       Conseco, Inc..
                                                                  2001); and Chairman and                      (September 2003 -
                                                                  Trustee of the Northstar                     Present).
                                                                  affiliated investment
                                                                  companies (May 1993 -
                                                                  December 2001).


(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)  As of April 28, 2005.


(3) For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend & Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Natural Resources Trust and ING Partners Inc.


(4) Shaun Mathews, President of ING USFS Mutual Funds and Investment Products group, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(5) Mses. Chadwick and Pressler each commenced services as Trustee on January 18, 2006.


(6) Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.


(7) Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the investment advisers, DSI and ING Investments and the distributor, DSI.

(8) Mr. McInerney is also a director of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc. Therefore, for purposes of this table with reference to Mr. McInerney, "ING Fund Complex" includes these investment companies.

(9)  As of April 28, 2006, Mr. McInerney is no longer a member of the Board.

Information about the Trust's officers is set forth in the table below:


                       POSITIONS HELD WITH THE  TERM OF OFFICE AND LENGTH
NAME, ADDRESS AND AGE           TRUST               OF TIME SERVED (1)     PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY      President and Chief      March 2003 - Present       President and Chief Executive Officer, ING
7337 East Doubletree   Executive Officer                                   Investments, LLC(2) (December 2000 - Present).
Ranch Rd. Scottsdale,                                                      Formerly, Chief Operating Officer, ING
Arizona 85258                                                              Investments, LLC(2) (December 2000 - March 2006);
Age: 57                                                                    Senior Executive Vice President and Chief
                                                                           Operating Officer, ING Investments, LLC(2) (April
                                                                           1995 - December 2000).

STANLEY D. VYNER       Executive Vice           March 2003 - Present       Executive Vice President, ING Investments, LLC(2)
7337 East Doubletree   President                                           (July 2000 - Present) and Chief Investment Risk
Ranch Rd. Scottsdale,                                                      Officer, ING Investments, LLC(2) (January 2003 -
Arizona 85258                                                              Present). Formerly, Chief Investment Officer of
Age: 55                                                                    the International Portfolios, ING Investments,
                                                                           LLC(2) (August 2000 - January 2003).

MICHAEL J. ROLAND      Executive Vice           March 2003 - Present       Executive Vice President, ING Investments, LLC(2)
7337 East Doubletree   President                                           (December 2001 - Present). Formerly, Chief
Ranch Rd. Scottsdale,                                                      Compliance Officer, ING Investments, LLC(2), ING
Arizona 85258                                                              Life Insurance and Annuity Company and Directed
Age: 47                                                                    Services, Inc. (October 2004 - December 2005);
                                                                           Chief Financial Officer and Treasurer, ING
                                                                           Investments, LLC(2), (December 2001 - March 2005);
                                                                           and Senior Vice President, ING Investments, LLC(2)
                                                                           (June 1998 - December 2001).

ROBERT S. NAKA         Executive Vice           March 2006 - Present       Executive Vice President and Chief Operating
7337 East Doubletree   President and                                       Officer, ING Funds Services, LLC(3) and ING
Ranch Rd. Scottsdale,  Assistant Secretary                                 Investments, LLC(2) (March 2006 - Present).
Arizona 85258                                                              Formerly, Senior Vice President, ING Funds
Age: 42                                                                    Services, LLC(3) (August 1999 - March 2006); and
                                                                           Assistant Secretary, ING Funds Services, LLC(3)
                                                                           (October 2001 - Present).

JOSEPH M. O'DONNELL    Chief Compliance         November 2004 - Present    Chief Compliance Officer of the ING Funds
7337 East Doubletree   Officer                                             (November 2004 - Present) and ING Investments, LLC
Ranch Rd. Scottsdale,  Executive Vice-          March 2006 - Present       and Directed Services, Inc. (January 2006 -
AZ 85258               President                                           Present). Formerly, Vice President, Chief Legal
Age: 51                                                                    Counsel, Chief Compliance Officer and Secretary of
                                                                           Atlas Securities, Inc., Atlas Advisers, Inc. and
                                                                           Atlas Funds (October 2001 - October 2004); and
                                                                           Chief Operating Officer and General Counsel of
                                                                           Matthews International Capital Management LLC and
                                                                           Vice President and Secretary of Matthews
                                                                           International Funds (August 1999 - May 2001).

TODD MODIC             Senior Vice President,   March 2005 - Present       Senior Vice President, ING Funds Services (3)
7337 East Doubletree   Chief/Principal                                     (April 2005 - Present). Formerly, Vice President,
Ranch Rd. Scottsdale,  Financial Officer &                                 ING Fund Services, LLC(4) (September 2002 - March
Arizona 85258          Assistant Secretary                                 2005); and Director of Financial Reporting, ING
Age: 38                                                                    Investments, LLC(2) (March 2001 - September 2002).

                       POSITIONS HELD WITH THE  TERM OF OFFICE AND LENGTH
NAME, ADDRESS AND AGE           TRUST               OF TIME SERVED (1)     PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
KIMBERLY A. ANDERSON   Senior Vice President    November 2003 - Present    Senior Vice President and Assistant Secretary, ING
7337 East Doubletree                                                       Investments, LLC(2) (October 2003 - Present).
Ranch Rd. Scottsdale,                                                      Formerly, Vice President and Assistant Secretary,
Arizona 85258                                                              ING Investments, LLC(2) (January 2001 - October
Age: 41                                                                    2003).

MARY BEA WILKINSON     Vice President           March 2003 - Present       Head of Strategic Relationships, ING U.S.
7337 East Doubletree                                                       Financial Services (2003 - Present). Formerly,
Ranch Rd. Scottsdale,                                                      Senior Vice President, ING Outside Funds Group
Arizona 85258                                                              (2000 - 2002).
Age: 49

ROBYN L. ICHILOV       Vice President and       March 2003 - Present       Vice President and Treasurer, ING Funds Services,
7337 East Doubletree   Treasurer                                           LLC(3) (October 2001 - Present) and ING
Ranch Rd. Scottsdale,                                                      Investments, LLC(2) (August 1997 - Present).
Arizona 85258
Age: 38

LAUREN D. BENSINGER    Vice President           February 2003 - Present    Principal Occupations During the Last Five
7337 East Doubletree                                                       Years: Vice President and Chief Compliance
Ranch Rd. Scottsdale,                                                      Officer, ING Funds Distributor, LLC(4) (July
Arizona 85258                                                              1995 - Present). Vice President, ING
Age: 52                                                                    Investments, LLC(2) (February 2003 - Present)
                                                                           and Director of Compliance, ING Investments,
                                                                           LLC(2) (October 2004 - Present). Formerly,
                                                                           Chief Compliance Officer, ING Investments,
                                                                           LLC(2) (October 2001 - October 2004).

MARIA M. ANDERSON      Vice President           September 2004 - Present   Vice President, ING Funds Services, LLC
7337 East Doubletree                                                       (September 2004 - Present). Formerly,
Ranch Rd. Scottsdale,                                                      Assistant Vice President, ING Funds Services,
Arizona 85258                                                              LLC(3) (October 2001 - September 2004); and
Age: 47                                                                    Manager of Fund Accounting and Fund
                                                                           Compliance, ING Investments, LLC(2)
                                                                           (September 1999 - October 2001).

MARY A. GASTON         Vice President           March 2005 - Present       Vice President, ING Funds Services, LLC(3)
7337 East Doubletree                                                       (April 2005 - Present). Formerly, Assistant
Ranch Rd. Scottsdale,                                                      Vice President, Financial Reporting, ING Funds
Arizona 85258                                                              Services, LLC(3) (April 2004 - April 2005);
Age: 40                                                                    Manager, Financial Reporting, ING Funds
                                                                           Services, LLC(3) (August 2002 - April 2004);
                                                                           and Controller, Z Seven Fund, Inc. and Ziskin
                                                                           Asset Management, Inc. (January 2000 -
                                                                           March 2002).

KIMBERLY K. PALMER     Vice President           March 2006 - Present       Vice President, ING Funds Services, LLC(3)
7337 East Doubletree                                                       (March 2006 - Present), Formerly, Assistant
Ranch Rd. Scottsdale,                                                      Vice President, ING Funds Services, LLC(3)
AZ 85258                                                                   (August 2004 - Present); Manager, Registration
Age: 48                                                                    Statements, ING Funds Services, LLC(3)
                                                                           (May 2003 - August 2004); Associate Partner,
                                                                           AMVESCAP PLC (October 2000 - May 2003); and
                                                                           Director of Federal Filings and Blue Sky
                                                                           Filings, INVESCO Funds Group, Inc. (March 1994
                                                                           - May 2003).

                       POSITIONS HELD WITH THE  TERM OF OFFICE AND LENGTH
NAME, ADDRESS AND AGE           TRUST               OF TIME SERVED (1)     PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
SUSAN P. KINENS        Assistant Vice           January 2003 - Present     Assistant Vice President, ING Funds Services,
7337 East Doubletree   President                                           LLC(3) (December 2002 - Present); and has held
Ranch Rd. Scottsdale,                                                      various other positions with ING Funds Services,
Arizona 85258                                                              LLC(3) for more than the last five years.
Age: 29

HUEY P. FALGOUT, JR.   Secretary                August 2003 - Present      Chief Counsel, ING Americas, U.S. Legal Services
7337 East Doubletree                                                       (September 2003 - Present). Formerly, Counsel, ING
Ranch Rd. Scottsdale,                                                      Americas, U.S. Legal Services (November 2002 -
Arizona 85258                                                              September 2003); and Associate General Counsel of
Age: 42                                                                    AIG American General (January 1999 - November
                                                                           2002).

THERESA K. KELETY      Assistant Secretary      August 2003 - Present      Counsel, ING Americas, U.S. Legal Services (April
7337 East Doubletree                                                       2003 - Present). Formerly, Senior Associate with
Ranch Rd. Scottsdale,                                                      Shearman & Sterling (February 2000 - April 2003).
Arizona 85258
Age: 43

ROBIN R. NESBITT       Assistant Secretary      September 2004 - Present   Supervisor, Board Operations, ING Funds Services,
7337 East Doubletree                                                       LLC (3) (August 2003 - Present). Formerly, Senior
Ranch Rd. Scottsdale,                                                      Legal Analyst, ING Funds Services, LLC (3) (August
Arizona 85258                                                              2002 - August 2003); and Associate,
Age: 32                                                                    PricewaterhouseCoopers (January 2001 - August
                                                                           2001).


(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.


(2) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.


(3) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

SHARE OWNERSHIP POLICY

     In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by ING entities at all times ("Policy"). For this purpose, beneficial ownership of Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.

     Under this Policy, the initial value of investments in mutual funds of the ING Funds Complex that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS

     For only the Portfolios listed, set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2005:


                                          DOLLAR RANGE OF EQUITY SECURITIES IN
                                         EACH PORTFOLIO AS OF DECEMBER 31, 2005
                         ---------------------------------------------------------------------
                            ING
                          CAPITAL                               ING        ING
                          GUARDIAN   ING GLOBAL  ING JANUS     LIQUID    MARSICO   ING MFS MID
                         SMALL CAP  REAL ESTATE  CONTRARIAN    ASSETS     GROWTH    CAP GROWTH
NAME OF TRUSTEE          PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------------------------
John V. Boyer

Patricia W. Chadwick(1)     N/A         N/A          N/A        N/A        N/A         N/A

J. Michael Earley        $10,000 -      N/A          N/A        N/A     $10,000 -   $10,000 -
                         $50,000                                        $50,000     $50,000

R. Barbara Gitenstein       N/A         N/A       $10,000 -     N/A      $1,000 -      N/A
                                                  $50,000               $10,000

Patrick W. Kenny            N/A         N/A          N/A        N/A        N/A         N/A


Walter H. May               N/A      $10,000 -       N/A        N/A        N/A         N/A
                                     $50,000

Jock Patton                 N/A         N/A          N/A        N/A        N/A         N/A

Sheryl K. Pressler(1)       N/A         N/A          N/A        N/A        N/A         N/A

David W.C. Putnam           N/A         N/A          N/A        N/A        N/A         N/A

Roger B. Vincent            N/A         N/A          N/A     $10,000 -     N/A         N/A
                                                             $50,000

Richard A. Wedemeyer        N/A         N/A          N/A        N/A        N/A         N/A

                                                       TRUSTEES WHO ARE "INTERESTED PERSONS"
----------------------------------------------------------------------------------------------
Thomas J. McInerney         N/A         N/A          N/A        N/A        N/A         N/A

John G. Turner              N/A         N/A          N/A        N/A        N/A         N/A

                          DOLLAR RANGE OF EQUITY SECURITIES IN
                         EACH PORTFOLIO AS OF DECEMBER 31, 2005                     AGGREGATE DOLLAR
                         --------------------------------------                     RANGE OF EQUITY
                                                       ING VAN                     SECURITIES IN ALL
                          ING T. ROWE    ING T. ROWE    KAMPEN                   REGISTERED INVESTMENT
                         PRICE CAPITAL  PRICE EQUITY   GROWTH &  ING VAN KAMPEN  COMPANIES OVERSEEN BY
                         APPRECIATION.     INCOME       INCOME    REAL ESTATE     TRUSTEE IN FAMILY OF
NAME OF TRUSTEE            PORTFOLIO      PORTFOLIO   PORTFOLIO     PORTFOLIO     INVESTMENT COMPANIES
-------------------------------------------------------------------------------------------------------
John V. Boyer

Patricia W. Chadwick(1)      N/A            N/A          N/A           N/A                N/A

J. Michael Earley            N/A            N/A          N/A           N/A         $50,000 - $100,000


R. Barbara Gitenstein      $1,000 -         N/A          N/A        $10,000 -      $50,000 - $100,000
                          $10,000                                   $50,000

Patrick W. Kenny                            N/A          N/A           N/A             $10,000 -
                                                                                      $50,000 (2)

Walter H. May                N/A            N/A          N/A           N/A           Over $100,000


Jock Patton                  N/A            N/A          N/A           N/A           Over $100,000

Sheryl K. Pressler(1)        N/A            N/A          N/A           N/A                N/A

David W.C. Putnam            N/A            N/A          N/A           N/A           Over $100,000

Roger B. Vincent           $10,000 -     $10,000 -    $10,000 -        N/A           Over $100,000
                           $50,000       $50,000      $50,000                    $10,000 - $50,000 (2)

Richard A. Wedemeyer         N/A            N/A          N/A           N/A         $50,000 - $100,000


-------------------------------------------------------------------------------------------------------
Thomas J. McInerney          N/A            N/A          N/A           N/A           Over $100,000

John G. Turner               N/A            N/A          N/A           N/A           Over $100,000



(1) Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.

(2)  Held in a deferred compensation account.

BOARD


          The Board governs each Portfolio and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the Portfolios' activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance.


FREQUENCY OF BOARD MEETINGS


          The Board currently conducts regular meetings eight (8) times a year. The Audit and Valuation, Proxy and Brokerage Committees also meet regularly four
(4) times per year, the Investment Review Committee meets six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each Committee listed below operates pursuant to a Charter approved by the Board.

COMMITTEES

     An Executive Committee of the Board was formed in order to act on behalf of the full Board between meetings when necessary. The Executive Committee currently consists of two (2) Independent Trustees and two (2) Trustees who are "interested persons," as defined in the 1940 Act. The following Trustees serve as members of the Committee: Messrs. Turner, Vincent, McInerney and Patton. Mr. Patton serves as Chairperson of the Committee. The Executive Committee held three (3) meetings during the fiscal year ended December 31, 2005.

     The Board has an Audit Committee whose functions include, among others, to meet with the independent registered public accounting firm of the Trust to review the scope of the Trust's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Audit Committee: Ms. Pressler and Messrs. Kenny, Putnam, Earley and Vincent. Mr. Earley serves as Chairperson of the Committee. The Audit Committee held five (5) meetings during the fiscal year ended December 31, 2005.

     The Board has a Valuation, Proxy and Brokerage Committee (formerly, the Valuation and Proxy Voting Committee) whose functions include, among others, reviewing the determination of the value of securities held by the Portfolios for which market value quotations are not readily available, overseeing management's administration of proxy voting and overseeing the effectiveness of the adviser's usage of the Trust's brokerage and adviser's compliance with changing regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of six (6) Independent Trustees. The following Trustees serve as members of the Valuation, Proxy and Brokerage Committee: Ms. Chadwick and Messrs. Patton, May, Boyer, Wedemeyer and Dr. Gitenstein. Mr. May serves as Chairperson of the Committee. The Valuation, Proxy and Brokerage Committee held four (4) meetings during the fiscal year ended December 31, 2005.

     The Board has established a Nominating and Governance Committee (formerly, the Nominating Committee) for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition of the Board, as necessary; (3) monitoring regulatory developments and recommending modifications to the Committee's responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and "best practices" in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board's annual self-evaluation process.

     In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for Trustee should be submitted in writing to the Portfolios' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

     The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, any such submission must be delivered to the Portfolios' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

     The Nominating and Governance Committee consists of five (5) Independent Trustees. The following Trustees serve as members of the Nominating and Governance Committee: Messrs. May, Patton, Vincent, Kenny and Dr. Gitenstein. Dr. Gitenstein serves as Chairperson of the Committee. The Nominating and Governance Committee held six (6) meetings during the fiscal year ended December 31, 2005.

     The Board has established an Investment Review Committees to, among other things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to the Portfolios. The Investment Review Committee for the Domestic Equity Funds currently consists of five (5) Independent Trustees and two (2) Trustees who are "interested persons" as defined in the 1940 Act. The following Trustees serve as members of the Investment Review Committee for the Domestic Equity Funds: Ms. Chadwick and Messrs. Earley, Putnam, Kenny, Turner, McInerney and Vincent. Mr. Vincent serves as Chairperson of the Investment Review Committee for the Domestic Equity Funds. The Investment Review Committee for the Domestic Equity Funds held six (6) meetings during the fiscal year ended December 31, 2005. The Investment Review Committee for the International Equity/Balanced/Fixed-Income Funds currently consists of six (6) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act. The following Trustees serve as members of the Investment Review Committee for the International Equity/Balanced/ Fixed-Income Funds: Ms. Pressler and Messrs. Boyer, May, McInerney, Patton, Wedemeyer and Dr. Gitenstein. Mr. Boyer serves as Chairperson of the Investment Review Committee for the International Equity and Fixed-Income Funds. The Investment Review Committee for the International Equity and Fixed-Income Funds held six (6) meetings during the fiscal year ended December 31, 2005.

     The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance, and oversight of the CCO. The Compliance Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Compliance Committee: Messrs. Boyer, Earley, Putnam, Kenny and Patton. Mr. Kenny serves as Chairperson of the Committee. The Compliance Committee held seven (7) meetings during the fiscal year ended December 31, 2005.

     The Board has a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the ING Funds. The responsibilities of the Contracts Committee, among other things, include: (1) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans. The Contracts Committee currently consists of six (6) Independent Trustees. The following Trustees serve as members of the Contracts Committee: Ms. Chadwick and Messrs. Boyer, May, Patton, Vincent and Kenny. Mr. Vincent serves as Chairperson of the Committee. The Contracts Committee held six (6) meetings during the fiscal year ended December 31, 2005.

COMPENSATION OF TRUSTEES

     Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.

     Each Portfolio pays each Trustee who is not an interested person a PRO RATA share, as described below, of: (i) an annual retainer of $45,000 (Messrs. Patton, Earley, May, Boyer, Kenny, and Dr. Gitenstein, as Chairpersons of committees of the

Board, each receives an additional annual retainer of $30,000, $20,000, $10,000, $20,000, $10,000, and $10,000(1), respectively) (additionally, as Chairperson of the Investment Review and Contracts Committees, Mr. Vincent receives an additional retainer of $20,000 and $15,000, respectively); (ii) $7,000 for each in-person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The PRO RATA share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the portfolios managed by the investment advisers or their affiliate, ING Life Insurance and Annuity Company, for which the Trustees serve in common as Trustees/Directors.

     The following table sets forth information provided by the Portfolios' advisers, DSI and ING Investments, regarding compensation of Trustees by each Portfolio (except Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios) and other funds managed by the Advisers and their affiliates for the fiscal year ended December 31, 2005. For Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios the following table sets forth information provided by the Advisers regarding estimated future compensation of Trustees by the Portfolio and other portfolios managed by the Advisers and their affiliates for the fiscal year ended December 31, 2006. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from a Portfolio or any other funds managed by the Advisers or its affiliates.


----------
(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active. The compensation per quarter to the Chairperson is $2,500 which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $10,000.

COMPENSATION TABLE

The following table describes the compensation received by the Trustees for the calendar year ended December 31, 2005:




                                                        AGGREGATE COMPENSATION FROM FUND
                --------------------------------------------------------------------------------------------------------------------
                ALLIANCE-   CAPITAL    CAPITAL
NAME OF         BERNSTEIN   GUARDIAN  GUARDIAN   DISCIPLINED    EAGLE ASSET                      EVERGREEN                 FMR(SM)
PERSON,          MID CAP   SMALL/MID    U.S.      SMALL CAP       CAPITAL                          HEALTH    EVERGREEN   DIVERSIFIED
POSITION          GROWTH      CAP     EQUITIES      VALUE      APPRECIATION   EQUITIESPLUS (4)    SCIENCES     OMEGA       MID CAP
------------------------------------------------------------------------------------------------------------------------------------
JOHN V. BOYER
TRUSTEE           $2,398     $1,901    $2,352        $171         $1,038             $267            $278        $353        $1,292

PATRICIA W.
CHADWICK (5)        N/A       N/A       N/A          N/A            N/A              N/A             N/A          N/A         N/A
TRUSTEE

J. MICHAEL
EARLEY            $1,334     $1,698    $2,110        $200         $  689             $199            $269        $208        $1,196
TRUSTEE

R. BARBARA
GITENSTEIN        $1,862     $1,543    $1,912        $203         $  737             $202            $245        $263        $1,096
TRUSTEE

PATRICK W.
KENNY             $1,832     $1,446    $1,785        $211         $  795             $210            $221        $292        $1,006
TRUSTEE

WALTER H. MAY
TRUSTEE           $2,226     $1,768    $2,187        $254         $  954             $253            $271        $347        $1,236

THOMAS J.
MCINERNEY (6)       N/A       N/A       N/A          N/A            N/A              N/A             N/A          N/A         N/A
TRUSTEE

JOCK PATTON
TRUSTEE           $3,430     $2,731    $3,389        $427         $1,439             $426            $483        $636        $2,086

SHERYL K.
PRESSLER (5)        N/A       N/A       N/A          N/A            N/A              N/A             N/A          N/A         N/A
TRUSTEE

DAVID W.C.
PUTNAM            $1,351     $1,051    $1,313        $171         $  597             $171            $174        $240         $775
TRUSTEE

JOHN G. TURNER
(6) TRUSTEE         N/A       N/A       N/A          N/A            N/A              N/A             N/A          N/A         N/A

ROGER VINCENT
TRUSTEE           $2,647     $2,148    $2,662        $290         $1,096             $290            $325        $374        $1,489

RICHARD A.
WEDEMEYER         $2,361     $1,895    $2,345        $257         $  992             $256            $286        $347        $1,313
TRUSTEE

                                               TOTAL
                 PENSION OR                COMPENSATION
                 RETIREMENT    ESTIMATED       FROM
                  BENEFITS      ANNUAL      REGISTRANT
                   ACCRUED     BENEFITS      AND FUND
NAME OF          AS PART OF      UPON      COMPLEX PAID
PERSON,             FUND      RETIREMENT    TO TRUSTEES
POSITION          EXPENSES       (1)          (2)(3)
-------------------------------------------------------
JOHN V. BOYER
TRUSTEE               N/A          N/A        $200,000

PATRICIA W.
CHADWICK (5)          N/A          N/A           N/A
TRUSTEE

J. MICHAEL
EARLEY                N/A          N/A        $176,000
TRUSTEE

R. BARBARA
GITENSTEIN            N/A          N/A        $162,000
TRUSTEE

PATRICK W.
KENNY                 N/A          N/A        $221,000
TRUSTEE

WALTER H. MAY
TRUSTEE               N/A          N/A        $187,000

THOMAS J.
MCINERNEY (6)         N/A          N/A           N/A
TRUSTEE

JOCK PATTON
TRUSTEE               N/A          N/A        $299,000

SHERYL K.
PRESSLER (5)          N/A          N/A           N/A
TRUSTEE

DAVID W.C.
PUTNAM                N/A          N/A        $117,000
TRUSTEE

JOHN G. TURNER
(6) TRUSTEE           N/A          N/A           N/A

ROGER VINCENT
TRUSTEE               N/A          N/A        $153,000

RICHARD A.
WEDEMEYER             N/A          N/A        $198,000
TRUSTEE



                                                          AGGREGATE COMPENSATION FROM FUND
                ----------------------------------------------------------------------------------------------------------------
                            FMR(SM)
NAME OF          FMR(SM)     SMALL                                          FMR(SM)
PERSON,         EARNINGS  CAP EQUITY   FRANKLIN   GLOBAL REAL    GLOBAL    SMALL CAP  GOLDMAN SACHS                      JANUS
POSITION         GROWTH       (4)     INCOME (4)   ESTATE (7)  RESOURCES  EQUITY (4)   TOLLKEEPER(SM)  INTERNATIONAL  CONTRARIAN
--------------------------------------------------------------------------------------------------------------------------------
JOHN V. BOYER
TRUSTEE           $375        $267        $267        $140       $1,077      $267          $439            $719           $324

PATRICIA W.
CHADWICK (5)       N/A        N/A         N/A         N/A          N/A       N/A           N/A              N/A           N/A
TRUSTEE

J. MICHAEL
EARLEY            $372        $199        $199        $120       $  966      $199          $222            $651           $229
TRUSTEE

R. BARBARA
GITENSTEIN        $323        $202        $202        $135       $  889      $202          $284            $587           $239
TRUSTEE

PATRICK W.
KENNY             $273        $210        $210        $135       $  830      $210          $341            $544           $250
TRUSTEE

WALTER H. MAY
TRUSTEE           $343        $253        $253        $150       $1,017      $253          $404            $668           $301

THOMAS J.
MCINERNEY (6)      N/A        N/A         N/A         N/A          N/A       N/A           N/A              N/A           N/A
TRUSTEE

JOCK PATTON
TRUSTEE           $611        $426        $426        $225       $1,642      $426          $607           $1,031          $467

SHERYL K.
PRESSLER (5)       N/A        N/A         N/A         N/A          N/A       N/A           N/A              N/A           N/A
TRUSTEE

DAVID W.C.
PUTNAM            $286        $171        $171        $105       $  616      $171          $259            $399           $188
TRUSTEE

JOHN G. TURNER
(6)  TRUSTEE       N/A        N/A         N/A         N/A          N/A       N/A           N/A              N/A           N/A

ROGER VINCENT
TRUSTEE           $201        $290        $290        $160       $1,224      $290          $442            $816           $348

RICHARD A.
WEDEMEYER         $367        $256        $256        $150       $1,078      $256          $409            $718           $314
TRUSTEE

                                            TOTAL
                PENSION OR              COMPENSATION
                RETIREMENT   ESTIMATED      FROM
                 BENEFITS     ANNUAL     REGISTRANT
                  ACCRUED    BENEFITS     AND FUND
NAME OF         AS PART OF     UPON     COMPLEX PAID
PERSON,            FUND     RETIREMENT   TO TRUSTEES
POSITION         EXPENSES      (1)         (2)(3)
----------------------------------------------------
JOHN V. BOYER
TRUSTEE             N/A         N/A       $200,000

PATRICIA W.
CHADWICK (5)        N/A         N/A         N/A
TRUSTEE

J. MICHAEL
EARLEY              N/A         N/A       $176,000
TRUSTEE

R. BARBARA
GITENSTEIN          N/A         N/A       $162,000
TRUSTEE

PATRICK W.
KENNY               N/A         N/A       $221,000
TRUSTEE

WALTER H. MAY
TRUSTEE             N/A         N/A       $187,000
THOMAS J.

MCINERNEY (6)       N/A         N/A         N/A
TRUSTEE

JOCK PATTON
TRUSTEE             N/A         N/A       $299,000
SHERYL K.

PRESSLER (5)        N/A         N/A         N/A
TRUSTEE

DAVID W.C.
PUTNAM              N/A         N/A       $117,000
TRUSTEE

JOHN G. TURNER
(6)  TRUSTEE        N/A         N/A         N/A

ROGER VINCENT
TRUSTEE             N/A         N/A       $153,000

RICHARD A.
WEDEMEYER           N/A         N/A       $198,000
TRUSTEE



                                                     AGGREGATE COMPENSATION FROM FUND
               -------------------------------------------------------------------------------------------------------------
               JPMorgan
   NAME OF     Emerging   JPMorgan    JPMorgan                   Legg Mason
   PERSON,     Markets   Small Cap     Value       Julius Baer  Partners All  Legg Mason     Limited     Liquid  Lord Abbett
  POSITION      Equity     Equity   Opportunities    Foreign        Cap         Value     Maturity Bond  Assets   Affiliated
----------------------------------------------------------------------------------------------------------------------------
JOHN V.
BOYER            $956      $1,123      $1,683        $2,151        $1,642       $1,276       $1,515      $3,273      $849
TRUSTEE

PATRICIA W.
CHADWICK         N/A        N/A         N/A            N/A          N/A          N/A           N/A        N/A        N/A
(5)
TRUSTEE

J. MICHAEL
EARLEY           $811       $863       $1,723        $2,001        $1,477       $1,253       $1,139      $2,982      $635
TRUSTEE

R. BARBARA
GITENSTEIN       $776       $859       $1,395        $1,806        $1,334       $1,121       $1,134      $2,686      $635
TRUSTEE

PATRICK W.
KENNY TRUSTEE    $745       $868       $1,127        $1,654        $1,239       $1,023       $1,155      $2,481      $647

WALTER H.
MAY TRUSTEE      $909      $1,768      $1,447        $2,035        $1,522       $1,233       $1,393      $3,044      $784

THOMAS J.
MCINERNEY        N/A        N/A         N/A            N/A          N/A          N/A           N/A        N/A        N/A
(6)
TRUSTEE

JOCK PATTON
TRUSTEE         $1,499     $1,658      $2,326        $3,307        $2,319       $2,125       $2,116      $4,762     $1,189

SHERYL K.
PRESSLER         N/A        N/A         N/A            N/A          N/A          N/A           N/A        N/A        N/A
(5)
TRUSTEE

DAVID W.C.
PUTNAM           $567       $653       $1,305        $1,239         $895         $765         $857       $1,847      $478
TRUSTEE

JOHN G.
TURNER(6)        N/A        N/A         N/A            N/A          N/A          N/A           N/A        N/A        N/A
TRUSTEE

ROGER
VINCENT         $1,075     $1,227       $434         $2,468        $1,863       $1,473       $1,643      $3,723      $922
TRUSTEE

RICHARD A.
WEDEMEYER        $955      $1,099      $1,576        $2,164        $1,645       $1,285       $1,472      $3,265      $828
TRUSTEE

                                          TOTAL
               PENSION OR              COMPENSATION
               RETIREMENT   ESTIMATED      FROM
                BENEFITS     ANNUAL     REGISTRANT
                 ACCRUED    BENEFITS     AND FUND
   NAME OF     AS PART OF     UPON     COMPLEX PAID
   PERSON,        FUND     RETIREMENT  TO TRUSTEES
  POSITION      EXPENSES      (1)        (2)(3)
---------------------------------------------------
JOHN V.
BOYER              N/A         N/A       $200,000
TRUSTEE

PATRICIA W.
CHADWICK           N/A         N/A         N/A
(5)
TRUSTEE

J. MICHAEL
EARLEY             N/A         N/A       $176,000
TRUSTEE

R. BARBARA
GITENSTEIN         N/A         N/A       $162,000
TRUSTEE

PATRICK W.
KENNY TRUSTEE      N/A         N/A       $221,000

WALTER H.
MAY TRUSTEE        N/A         N/A       $187,000

THOMAS J.
MCINERNEY          N/A         N/A         N/A
(6)
TRUSTEE

JOCK PATTON
TRUSTEE            N/A         N/A       $299,000

SHERYL K.
PRESSLER           N/A         N/A         N/A
(5)
TRUSTEE

DAVID W.C.
PUTNAM             N/A         N/A       $117,000
TRUSTEE

JOHN G.
TURNER(6)        N/A         N/A         N/A
TRUSTEE

ROGER
VINCENT            N/A         N/A       $153,000
TRUSTEE

RICHARD A.
WEDEMEYER          N/A         N/A       $198,000
TRUSTEE


                                                         AGGREGATE COMPENSATION FROM FUND
               ------------------------------------------------------------------------------------------------------------
   NAME OF                 Marsico      Mercury    Mercury
    PERSON,    Marsico  International  Large Cap  Large Cap  MFS Mid Cap  MFS Total                 Oppenheimer  PIMCO Core
   POSITION    Growth   Opportunities    Growth     Value       Growth      Return   MFS Utilities  Main Street     Bond
---------------------------------------------------------------------------------------------------------------------------
JOHN V. BOYER
TRUSTEE         $3,216       $444         $282      $1,174      $2,730      $5,647       $862          $2,097      $3,307

PATRICIA W.
CHADWICK         N/A         N/A          N/A         N/A        N/A         N/A          N/A           N/A         N/A
(5)
TRUSTEE

J. MICHAEL
EARLEY          $2,961       $448         $192       $334       $2,275      $5,288       $582          $1,959      $3,092
TRUSTEE

R. BARBARA
GITENSTEIN      $2,655       $385         $217       $640       $2,147      $4,709       $613          $1,739      $2,760
TRUSTEE

PATRICK W.
KENNY           $2,448       $321         $230       $913       $2,083      $4,298       $638          $1,590      $2,525
TRUSTEE

WALTER H.
MAY TRUSTEE     $3,003       $405         $275      $1,062      $2,534      $5,282       $775          $1,954      $3,103

THOMAS J.
MCINERNEY        N/A         N/A          N/A         N/A        N/A         N/A          N/A           N/A         N/A
(6)
TRUSTEE

JOCK PATTON
TRUSTEE         $4,709       $716         $487      $1,535      $3,898      $8,344      $1,245         $3,038      $4,948

SHERYL K.
PRESSLER         N/A         N/A          N/A         N/A        N/A         N/A          N/A           N/A         N/A
(5)
TRUSTEE

DAVID W.C.
PUTNAM          $1,801       $338         $183       $707       $1,527      $3,179       $607          $1,163      $1,877
TRUSTEE

JOHN G.
TURNER (6)       N/A         N/A          N/A         N/A        N/A         N/A          N/A           N/A         N/A
TRUSTEE

ROGER
VINCENT         $3,666       $230         $306      $1,098      $3,033      $6,471       $521          $2,399      $3,788
TRUSTEE

RICHARD A.
WEDEMEYER       $3,221       $433         $279      $1,049      $2,695      $5,675       $797          $2,105      $3,320
TRUSTEE

                                            TOTAL
               PENSION OR               COMPENSATION
               RETIREMENT   ESTIMATED       FROM
                BENEFITS     ANNUAL      REGISTRANT
                ACCRUED     BENEFITS      AND FUND
   NAME OF     AS PART OF     UPON         COMPLEX
    PERSON,       FUND     RETIREMENT      PAID TO
   POSITION     EXPENSES       (1)     TRUSTEES (2)(3)
------------------------------------------------------
JOHN V. BOYER
TRUSTEE            N/A         N/A         $200,000

PATRICIA W.
CHADWICK           N/A         N/A           N/A
(5)
TRUSTEE

J. MICHAEL
EARLEY             N/A         N/A         $176,000
TRUSTEE

R. BARBARA
GITENSTEIN         N/A         N/A         $162,000
TRUSTEE

PATRICK W.
KENNY              N/A         N/A         $221,000
TRUSTEE

WALTER H.
MAY TRUSTEE        N/A         N/A         $187,000

THOMAS J.
MCINERNEY          N/A         N/A           N/A
(6)
TRUSTEE

JOCK PATTON
TRUSTEE            N/A         N/A         $299,000

SHERYL K.
PRESSLER           N/A         N/A           N/A
(5)
TRUSTEE

DAVID W.C.
PUTNAM             N/A         N/A         $117,000
TRUSTEE

JOHN G.
TURNER (6)         N/A         N/A           N/A
TRUSTEE

ROGER
VINCENT            N/A         N/A         $153,000
TRUSTEE

RICHARD A.
WEDEMEYER          N/A         N/A         $198,000
TRUSTEE


                                        AGGREGATE COMPENSATION FROM FUND
                 --------------------------------------------------------------------------------
    NAME OF                                                          T. Rowe Price
    PERSON,      PIMCO High                Pioneer Mid                  Capital     T. Rowe Price
    POSITION        Yield    Pioneer Fund   Cap Value   Stock Index   Appreciation  Equity Income
---------------  --------------------------------------------------------------------------------
JOHN V.
BOYER
TRUSTEE            $2,406        $203         $2,314       $1,575       $ 7,922         $3,876

PATRICIA W.
CHADWICK (5)
TRUSTEE               N/A         N/A            N/A          N/A           N/A            N/A

J. MICHAEL
EARLEY
TRUSTEE            $2,274        $160         $2,339       $1,266       $ 7,539         $3,658

R. BARBARA
GITENSTEIN
TRUSTEE            $2,011        $163         $1,958       $1,219       $ 6,662         $3,242

PATRICK W.
KENNY
TRUSTEE            $1,829        $158         $1,615       $1,204       $ 6,034         $2,948

WALTER H.
MAY TRUSTEE        $2,249        $193         $2,053       $1,462       $ 7,427         $3,627

THOMAS J.
MCINERNEY (6)
TRUSTEE               N/A         N/A            N/A          N/A           N/A            N/A

JOCK PATTON
TRUSTEE            $3,518        $351         $3,463       $2,264       $11,783         $5,726

SHERYL K.
PRESSLER (5)
TRUSTEE               N/A         N/A            N/A          N/A           N/A            N/A

DAVID W.C.
PUTNAM
TRUSTEE            $1,333        $146         $1,768       $  899       $ 4,457         $2,177

JOHN G.
TURNER (6)
TRUSTEE               N/A         N/A            N/A          N/A           N/A            N/A

ROGER
VINCENT
TRUSTEE            $2,761        $162         $  921       $1,735       $ 9,116         $4,449

RICHARD A.
WEDEMEYER
TRUSTEE            $2,421        $199         $2,213       $1,544       $ 7,977         $3,896

                                                                                           TOTAL
                                                           PENSION OR                  COMPENSATION
                                                           RETIREMENT                      FROM
                                                            BENEFITS      ESTIMATED     REGISTRANT
                     AGGREGATE COMPENSATION FROM FUND        ACCRUED       ANNUAL        AND FUND
    NAME OF      ----------------------------------------  AS PART OF     BENEFITS     COMPLEX PAID
    PERSON,        Templeton     UBS U.S.     Van Kampen      FUND          UPON        TO TRUSTEES
    POSITION     Global Growth  Allocation  Equity Growth   EXPENSES   RETIREMENT (1)     (2)(3)
---------------  ----------------------------------------------------------------------------------
JOHN V.
BOYER
TRUSTEE              $1,562        $581          $706          N/A           N/A           $200,000

PATRICIA W.
CHADWICK (5)
TRUSTEE                 N/A         N/A           N/A          N/A           N/A                N/A

J. MICHAEL
EARLEY
TRUSTEE              $1,250        $378          $301          N/A           N/A           $176,000

R. BARBARA
GITENSTEIN
TRUSTEE              $1,193        $412          $429          N/A           N/A           $162,000

PATRICK W.
KENNY
TRUSTEE              $1,207        $448          $549          N/A           N/A           $221,000

WALTER H.
MAY TRUSTEE          $1,449        $537          $646          N/A           N/A           $187,000

THOMAS J.
MCINERNEY (6)
TRUSTEE                 N/A         N/A           N/A          N/A           N/A                N/A

JOCK PATTON
TRUSTEE              $2,234        $825          $969          N/A           N/A           $299,000

SHERYL K.
PRESSLER (5)
TRUSTEE                 N/A         N/A           N/A          N/A           N/A                N/A

DAVID W.C.
PUTNAM
TRUSTEE              $  885        $340          $429          N/A           N/A           $117,000

JOHN G.
TURNER (6)
TRUSTEE                 N/A         N/A           N/A          N/A           N/A                N/A

ROGER
VINCENT
TRUSTEE              $1,720        $612          $692          N/A           N/A           $153,000

RICHARD A.
WEDEMEYER
TRUSTEE              $1,533        $555          $648          N/A           N/A           $198,000

                                             AGGREGATE COMPENSATION FROM FUND
               -------------------------------------------------------------------------------------------
                                                       VP Index
   NAME OF     Van Kampen  Van Kampen                    Plus      Wells Fargo   Well Fargo
   PERSON,       Global    Growth and   Van Kampen  International    Mid Cap      Small Cap
   POSITION     Franchise    Income    Real Estate      Equity     Disciplined  Disciplined
-------------  ----------------------------------------------------------------------------
JOHN V.
BOYER
TRUSTEE          $1,084      $3,132       $2,936         $16          $1,241        $134

PATRICIA W.
CHADWICK
(5) TRUSTEE         N/A         N/A          N/A         N/A             N/A         N/A

J. MICHAEL
EARLEY
TRUSTEE          $  745      $2,948       $2,678         $38          $  990        $100

R. BARBARA
GITENSTEIN
TRUSTEE          $  788      $2,616       $2,429         $64          $  956        $105

PATRICK W.
KENNY
TRUSTEE          $  837      $2,381       $2,265         $34          $  947        $105

WALTER H.
MAY TRUSTEE      $1,007      $2,927       $2,767         $41          $1,150        $127

THOMAS J.
MCINERNEY (6)
TRUSTEE             N/A         N/A          N/A         N/A             N/A         N/A

JOCK PATTON
TRUSTEE          $1,576      $4,603       $4,476         $76          $1,762        $213

SHERYL K.
PRESSLER (5)
TRUSTEE             N/A         N/A          N/A         N/A             N/A         N/A

DAVID W.C
PUTNAM
TRUSTEE          $  642      $1,753       $1,699         $23          $  699        $ 86

JOHN G.
TURNER (6)
TRUSTEE             N/A         N/A          N/A         N/A             N/A         N/A

ROGER
VINCENT
TRUSTEE          $1,155      $3,593       $3,336         $47          $1,365        $145

RICHARD A.
WEDEMEYER
TRUSTEE          $1,040      $3,148       $2,929         $41          $1,217        $128

                                               TOTAL
               PENSION OR                  COMPENSATION
               RETIREMENT                      FROM
                BENEFITS      ESTIMATED     REGISTRANT
                 ACCRUED       ANNUAL        AND FUND
   NAME OF     AS PART OF     BENEFITS     COMPLEX PAID
   PERSON,        FUND          UPON        TO TRUSTEES
   POSITION     EXPENSES   RETIREMENT (1)     (2)(3)
-------------  ----------------------------------------
JOHN V.
BOYER
TRUSTEE            N/A           N/A         $200,000

PATRICIA W.
CHADWICK
(5) TRUSTEE        N/A           N/A              N/A

J. MICHAEL
EARLEY
TRUSTEE            N/A           N/A         $176,000

R. BARBARA
GITENSTEIN
TRUSTEE            N/A           N/A         $162,000

PATRICK W.
KENNY
TRUSTEE            N/A           N/A         $221,000

WALTER H.
MAY TRUSTEE        N/A           N/A         $187,000

THOMAS J.
MCINERNEY (6)
TRUSTEE            N/A           N/A              N/A

JOCK PATTON
TRUSTEE            N/A           N/A         $299,000

SHERYL K.
PRESSLER (5)
TRUSTEE            N/A           N/A              N/A

DAVID W.C.
PUTNAM
TRUSTEE            N/A           N/A         $117,000

JOHN G.
TURNER (6)
TRUSTEE            N/A           N/A              N/A

ROGER
VINCENT
TRUSTEE            N/A           N/A         $153,000

RICHARD A.
WEDEMEYER
TRUSTEE            N/A           N/A         $198,000

(1) The Portfolios have adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(2) Trustee compensation includes compensation paid by Portfolios that are not discussed in the Prospectuses or SAI.

(3) Represents compensation from 50 Portfolios (total in the complex as of December 31, 2005).

(4) ING Disciplined Small Cap Value, ING EquitiesPlus and ING Franklin Income Portfolios commenced operations on April 28, 2006, therefore, the Portfolios did not pay any compensation to any Trustees during the fiscal year ended December 31, 2005. The compensation presented is estimated for the fiscal year ended December 31, 2006.

(5) Ms. Chadwick and Ms. Pressler did not serve on the Trust's Board of Trustee for the fiscal year ended December 31, 2005, and therefore did not receive any compensation from the Portfolios.

(6) "Interested person," as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep, N.V., the parent corporation of the Advisers and Distributor to the Trust. Officers and Trustees who are interested persons do not receive any compensation from the Portfolios.

(7) ING Global Real Estate Portfolio commenced operations on January 3, 2006, therefore, the Portfolio did not pay any compensation to any Trustees during the fiscal year ended December 31, 2005. The compensation presented is estimated for the fiscal year ended December 31, 2005.

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

          Set forth in the table below is information regarding each Independent Trustee's (and his or her immediate family members') share ownership in securities of the Trust's adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Portfolios (not including registered investment companies) as of December 31, 2005.



                        NAME OF OWNERS AND
                          RELATIONSHIP TO                                VALUE OF    PERCENTAGE OF
   NAME OF TRUSTEE*          TRUSTEE         COMPANY   TITLE OF CLASS   SECURITIES      CLASS
--------------------------------------------------------------------------------------------------
JOHN V. BOYER                   N/A            N/A           N/A            $0            N/A
PATRICIA W. CHADWICK            N/A            N/A           N/A            $0            N/A
J. MICHAEL EARLEY               N/A            N/A           N/A            $0            N/A
R. BARBARA GITENSTEIN           N/A            N/A           N/A            $0            N/A
PATRICK W. KENNY                N/A            N/A           N/A            $0            N/A
WALTER H. MAY                   N/A            N/A           N/A            $0            N/A
SHERYL K. PRESSLER              N/A            N/A           N/A            $0            N/A
JOCK PATTON                     N/A            N/A           N/A            $0            N/A
DAVID W. C. PUTNAM              N/A            N/A           N/A            $0            N/A
ROGER B. VINCENT                N/A            N/A           N/A            $0            N/A
RICHARD A. WEDEMEYER            N/A            N/A           N/A            $0            N/A

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


     Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, to investment advisers and their affiliates and to other investment companies. As of March 31, 2006, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of each Portfolio. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any the Portfolios addressed herein, except as set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders.

                                                         PERCENTAGE   PERCENTAGE OF
                 PORTFOLIO AND CLASS                      OF CLASS      PORTFOLIO                   NAME AND ADDRESS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           Security Life Insurance of Denver
ING AllianceBernstein Mid Cap Growth Class I                56.99%         0.31%                  RTE 5106 PO Box 20
                                                                                                 Minneapolis, MN 55440

                                                                                             Reliastar Life Insurance Co.
ING AllianceBernstein Mid Cap Growth Class I                42.18%         0.23%            ATTN: Jill Barth Conveyor TN41
                                                                                                   151 Farmington Ave.
                                                                                                  Hartford, CT 06156

                                                                                         ING USA Annuity & Life Insurance Co.
ING AllianceBernstein Mid Cap Growth Class S                86.79%        83.62%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                            ING LifeStyle Growth Portfolio
ING AllianceBernstein Mid Cap Growth Class S                 7.92%         7.63%                   ATTN: Pete Balcer
                                                                                             7337 E. Doubletree Ranch Road
                                                                                               Scottsdale, AZ 85258-6102

                                                                                         ING USA Annuity & Life Insurance Co.
ING AllianceBernstein Mid Cap Growth Class S2               96.22%         2.99%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                         ING USA Annuity & Life Insurance Co.
ING Capital Guardian Small/Mid Cap Portfolio Class S        99.50%        97.50%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                         ING USA Annuity & Life Insurance Co.
ING Capital Guardian Small/Mid Cap Portfolio Class S2       99.99%         2.01%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                         ING USA Annuity & Life Insurance Co.
ING Capital Guardian U.S. Equities Portfolio Class S        99.28%        97.47%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                         ING USA Annuity & Life Insurance Co.
ING Capital Guardian U.S. Equities Portfolio Class S2       99.99%         1.83%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                         ING USA Annuity & Life Insurance Co.
ING Eagle Asset Capital Appreciation Portfolio Class S      99.62%        98.04%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                         ING USA Annuity & Life Insurance Co.
ING Eagle Asset Capital Appreciation Portfolio Class S2     99.99%         1.60%                     1475 Dunwoody Dr.
                                                                                                   West Chester, PA 19380

                                                                                         ING USA Annuity & Life Insurance Co.
ING Evergreen Health Sciences Portfolio Class S             94.13%        94.13%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                         ING USA Annuity & Life Insurance Co.
ING Evergreen Health Sciences Portfolio Class S2            33.76%         0.00%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                               Output Audit Cash Account
ING Evergreen Health Sciences Portfolio Class S2            66.24%         0.00%                   DST Systems Inc.
                                                                                                330 W. 9th St., Floor 2
                                                                                              Kansas City, MO 64105-1514

                                                                                           ING Life Insurance & Annuity Co.
ING Evergreen Omega Portfolio Class I                        8.79%         8.40%               ATTN: Valuation Unit-TN41
                                                                                                  151 Farmington Ave.
                                                                                                  Hartford, CT 06156

                                                         PERCENTAGE   PERCENTAGE OF
                 PORTFOLIO AND CLASS                      OF CLASS      PORTFOLIO                   NAME AND ADDRESS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           Security Life Insurance of Denver
ING Evergreen Omega Portfolio Class I                       19.12%        18.27%                  RTE 5106 PO Box 20
                                                                                                 Minneapolis, MN 55440

                                                                                             Reliastar Life Insurance Co.
ING Evergreen Omega Portfolio Class I                       70.90%        67.73%            ATTN: Jill Barth Conveyor TN41
                                                                                                  151 Farmington Ave.
                                                                                                  Hartford, CT 06156

                                                                                         ING USA Annuity & Life Insurance Co.
ING Evergreen Omega Portfolio Class S                       98.92%         3.91%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                         ING USA Annuity & Life Insurance Co.
ING Evergreen Omega Portfolio Class S2                      99.99%         0.52%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                                ING MarketPro Portfolio
ING FMR(SM) Diversified Mid Cap Portfolio Class I           99.99%         0.16%                   ATTN: Pete Balcer
                                                                                             7337 E. Doubletree Ranch Road
                                                                                               Scottsdale, AZ 85258-6102

                                                                                         ING USA Annuity & Life Insurance Co.
ING FMR(SM) Diversified Mid Cap Portfolio Class S           97.76%        91.82%                   1475 Dunwoody Dr.
                                                                                              West Chester, PA 19380

                                                                                                ING National Trust
ING FMR(SM) Diversified Mid Cap Portfolio Class S2           6.05%         0.31%                151 Farmington Ave. #41
                                                                                                Hartford, CT 06156

                                                                                       ING USA Annuity & Life Insurance Co.
ING FMR(SM) Diversified Mid Cap Portfolio Class S2          91.01%         4.68%                   1475 Dunwoody Dr.
                                                                                              West Chester, PA 19380

                                                                                         ING Life Insurance & Annuity Co.
ING FMR(SM) Earnings Growth Portfolio Class I               17.88%        17.88%               ATTN: Valuation Unit-TN41
                                                                                                151 Farmington Ave.
                                                                                                Hartford, CT 06156

                                                                                         Security Life Insurance of Denver
ING FMR(SM) Earnings Growth Portfolio Class I               35.39%        35.39%                  RTE 5106 PO Box 20
                                                                                               Minneapolis, MN 55440

                                                                                           Reliastar Life Insurance Co.
ING FMR(SM) Earnings Growth Portfolio Class I               40.72%        40.72%            ATTN: Jill Barth Conveyor TN41
                                                                                                151 Farmington Ave.
                                                                                                Hartford, CT 06156

                                                                                       ING USA Annuity & Life Insurance Co.
ING FMR(SM) Earnings Growth Portfolio Class S               95.73%        95.73%                   1475 Dunwoody Dr.
                                                                                              West Chester, PA 19380

                                                                                       ING USA Annuity & Life Insurance Co.
ING FMR(SM) Earnings Growth Portfolio Class S2              99.71%        0.004%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                           ING Life Insurance & Annuity Co.
ING Global Real Estate Portfolio Class I                    99.99%        29.73%                  151 Farmington Ave.
                                                                                                  Hartford, CT 06156

                                                                                            ING LifeStyle Growth Portfolio
ING Global Real Estate Portfolio Class S                    67.80%        47.64%                   ATTN: Pete Balcer
                                                                                             7337 E. Doubletree Ranch Road
                                                                                               Scottsdale, AZ 85258-6102

                                                         PERCENTAGE   PERCENTAGE OF
                 PORTFOLIO AND CLASS                      OF CLASS      PORTFOLIO                   NAME AND ADDRESS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       ING LifeStyle Aggressive Growth Portfolio
ING Global Real Estate Portfolio Class S                    32.20%        22.63%                   ATTN: Pete Balcer
                                                                                             7337 E. Doubletree Ranch Road
                                                                                               Scottsdale, AZ 85258-6102

                                                                                                  ING Investments LLC
ING Global Real Estate Portfolio Class S2                     100%         0.00%                   ATTN: Lydia Homer
                                                                                             7337 E. Doubletree Ranch Road
                                                                                               Scottsdale, AZ 85258-6102

                                                                                             Reliastar Life Insurance Co.
ING Global Resources Portfolio Class I                      59.72%         1.59%            ATTN: Jill Barth Conveyor TN41
                                                                                                  151 Farmington Ave.
                                                                                                  Hartford, CT 06156

ING Global Resources Portfolio Class I                      39.67%         1.06%           Security Life Insurance of Denver
                                                                                                  RTE 5106 PO Box 20
                                                                                                 Minneapolis, MN 55440

ING Global Resources Portfolio Class S                      99.72%        91.58%         ING USA Annuity & Life Insurance Co.
                                                                                                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

ING Global Resources Portfolio Class S2                     99.99%         5.49%         ING USA Annuity & Life Insurance Co.
                                                                                                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                         ING USA Annuity & Life Insurance Co.
ING Goldman Sachs Tollkeeper Class S                        99.68%        91.28%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                         ING USA Annuity & Life Insurance Co.
ING Goldman Sachs Tollkeeper Class S2                       99.99%         8.43%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                         ING USA Annuity & Life Insurance Co.
ING International Portfolio Class S                         99.37%        93.91%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                         ING USA Annuity & Life Insurance Co.
ING International Portfolio Class S2                        99.99%         5.49%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                         ING USA Annuity & Life Insurance Co.
ING Janus Contrarian Portfolio Class S                      99.67%        95.42%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                         ING USA Annuity & Life Insurance Co.
ING Janus Contrarian Portfolio Class S2                     99.99%         4.27%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                      Symetra Life Insurance Company's Retirement
ING JPMorgan Emerging Markets Equity Portfolio Class I      10.13%         0.82                        Services
                                                                                                ATTN: Separate Accounts
                                                                                                   777 108th Ave NE
                                                                                                   Bellevue WA 98004

                                                                                          Kemper Investors Life Insurance Co.
ING JPMorgan Emerging Markets Equity Portfolio Class I      25.63%         2.06%                  ATTN: Karen Porten
                                                                                                 2500 Westfield Drive
                                                                                                    Elgin, IL 60123

                                                                                           ING Life Insurance & Annuity Co.
ING JPMorgan Emerging Markets Equity Portfolio Class I      59.11%         4.76%           ATTN: Valuations Processing Dept.
                                                                                               151 Farmington Ave.-RSMA

                                                         PERCENTAGE   PERCENTAGE OF
                 PORTFOLIO AND CLASS                      OF CLASS      PORTFOLIO                   NAME AND ADDRESS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Hartford, CT 06156

                                                                                         ING USA Annuity & Life Insurance Co.
ING JPMorgan Emerging Markets Equity Portfolio Class S      84.48%        73.60%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                            ING LifeStyle Growth Portfolio
ING JPMorgan Emerging Markets Equity Portfolio Class S       7.15%         6.23%                   ATTN: Pete Balcer
                                                                                             7337 E. Doubletree Ranch Road
                                                                                               Scottsdale, AZ 85258-6102

                                                                                         ING USA Annuity & Life Insurance Co.
ING JPMorgan Emerging Markets Equity Portfolio              99.99%         4.82%                   1475 Dunwoody Dr.
Class S2                                                                                        West Chester, PA 19380

                                                                                             Reliastar Life Insurance Co.
ING JPMorgan Small Cap Equity Portfolio Class I             49.63%        13.75%            ATTN: Jill Barth Conveyor TN41
                                                                                                  151 Farmington Ave.
                                                                                                  Hartford, CT 06156

                                                                                           Security Life Insurance of Denver
ING JPMorgan Small Cap Equity Portfolio Class I             39.06%        10.82%                  RTE 5106 PO Box 20
                                                                                                 Minneapolis, MN 55440

                                                                                           ING Life Insurance & Annuity Co.
ING JPMorgan Small Cap Equity Portfolio Class I             10.13%         2.81%               ATTN: Valuation Unit-TN41
                                                                                                  151 Farmington Ave.
                                                                                                  Hartford, CT 06156

                                                                                         ING USA Annuity & Life Insurance Co.
ING JPMorgan Small Cap Equity Portfolio Class S             97.42%        56.53%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                         ING USA Annuity & Life Insurance Co.
ING JPMorgan Small Cap Equity Portfolio Class S2                                                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                             Reliastar Life Insurance Co.
ING JPMorgan Value Opportunities Portfolio Class I          55.39%        22.73%            ATTN: Jill Barth Conveyor TN41
                                                                                                    151 Farmington Ave.
                                                                                                  Hartford, CT 06156

                                                                                           ING Life Insurance & Annuity Co.
ING JPMorgan Value Opportunities Portfolio Class I          40.16%        16.48%               ATTN: Valuation Unit-TN41
                                                                                                   151 Farmington Ave.
                                                                                                  Hartford, CT 06156

                                                                                         ING USA Annuity & Life Insurance Co.
ING JPMorgan Value Opportunities Portfolio Class S          27.39%        16.05%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                           ING Lifestyle Moderate Portfolio
ING JPMorgan Value Opportunities Portfolio Class S          11.94%         6.99%                   ATTN: Pete Balcer
                                                                                             7337 E. Doubletree Ranch Rd.
                                                                                               Scottsdale, AZ 85258-2160

                                                                                        ING Lifestyle Moderate Growth Portfolio
ING JPMorgan Value Opportunities Portfolio Class S          19.12%        11.20%                   ATTN: Pete Balcer
                                                                                             7337 E. Doubletree Ranch Rd.
                                                                                               Scottsdale, AZ 85258-2160

                                                                                            ING Lifestyle Growth Portfolio
ING JPMorgan Value Opportunities Portfolio Class S          22.23%        13.02%                   ATTN: Pete Balcer
                                                                                             7337 E. Doubletree Ranch Rd.
                                                                                               Scottsdale, AZ 85258-2160

                                                         PERCENTAGE   PERCENTAGE OF
                 PORTFOLIO AND CLASS                      OF CLASS      PORTFOLIO                   NAME AND ADDRESS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       ING Lifestyle Aggressive Growth Portfolio
                                                                                                   ATTN: Pete Balcer
ING JPMorgan Value Opportunities Portfolio Class S          10.56%        6.19%              7337 E. Doubletree Ranch Rd.
                                                                                               Scottsdale, AZ 85258-2160

                                                                                         ING USA Annuity & Life Insurance Co.
ING JPMorgan Value Opportunities Portfolio Class S2         99.99%        0.38%                    1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                              ING Solution 2025 Portfolio
ING Julius Baer Foreign Portfolio Class I                    9.16%         0.17%                   ATTN: Pete Balcer
                                                                                             7337 E. Doubletree Ranch Rd.
                                                                                               Scottsdale, AZ 85258-2160

                                                                                             Reliastar Life Insurance Co.
ING Julius Baer Foreign Portfolio Class I                   46.29%         0.84%            ATTN: Jill Barth Conveyor TN41
                                                                                                  151 Farmington Ave
                                                                                                  Hartford, CT 06156

                                                                                           Security Life Insurance of Denver
ING Julius Baer Foreign Portfolio Class I                   33.57%         0.61%                  RTE 5106 PO Box 20
                                                                                                 Minneapolis, MN 55440

                                                                                            ING Lifestyle Aggressive Growth
                                                                                                       Portfolio
ING Julius Baer Foreign Portfolio Class S                   11.78%        10.77%                   ATTN: Pete Balcer
                                                                                             7337 E. Doubletree Ranch Rd.
                                                                                               Scottsdale, AZ 85258-2160

                                                                                            ING Lifestyle Growth Portfolio
ING Julius Baer Foreign Portfolio Class S                   19.49%        17.82%                   ATTN: Pete Balcer
                                                                                             7337 E. Doubletree Ranch Rd.
                                                                                               Scottsdale, AZ 85258-2160

                                                                                        ING Lifestyle Moderate Growth Portfolio
                                                                                                   ATTN: Pete Balcer
ING Julius Baer Foreign Portfolio Class S                   15.24%        13.94%             7337 E. Doubletree Ranch Rd.
                                                                                               Scottsdale, AZ 85258-2160

                                                                                         ING USA Annuity & Life Insurance Co.
ING Julius Baer Foreign Portfolio Class S                   44.60%        40.79%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                             Reliastar Life Insurance Co.
ING Julius Baer Foreign Portfolio Class S2                  31.25%          2.1%            ATTN: Jill Barth Conveyor TN41
                                                                                                  151 Farmington Ave
                                                                                                  Hartford, CT 06156

                                                                                         ING USA Annuity & Life Insurance Co.
ING Julius Baer Foreign Portfolio Class S2                  66.55%         4.47%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                         ING USA Annuity & Life Insurance Co.
ING Legg Mason Partners All Cap Portfolio Class S           99.56%        93.90%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                         ING USA Annuity & Life Insurance Co.
ING Legg Mason Partners All Cap Portfolio Class S2          99.99%         5.69%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                           ING Life Insurance & Annuity Co.
ING Legg Mason Value Portfolio Class I                      79.98%         5.50%               ATTN: Valuation Unit-TS31
                                                                                                  151 Farmington Ave.
                                                                                                  Hartford, CT 06156

                                                         PERCENTAGE   PERCENTAGE OF
                 PORTFOLIO AND CLASS                      OF CLASS      PORTFOLIO                   NAME AND ADDRESS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           Security Life Insurance of Denver
ING Legg Mason Value Portfolio Class I                       5.84%         0.40%                  RTE 5106 PO Box 20
                                                                                                 Minneapolis, MN 55440

                                                                                             Reliastar Life Insurance Co.
ING Legg Mason Value Portfolio Class I                      11.90%         0.82%            ATTN: Jill Barth Conveyor TN41
                                                                                                  151 Farmington Ave
                                                                                                  Hartford, CT 06156

                                                                                         ING USA Annuity & Life Insurance Co.
ING Legg Mason Value Portfolio Class S                      69.13%        61.09%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                        ING LifeStyle Moderate Growth Portfolio
                                                                                                   ATTN: Pete Balcer
ING Legg Mason Value Portfolio Class S                       7.44%         6.58%             7337 E. Doubletree Ranch Rd.
                                                                                               Scottsdale, AZ 85258-2160

                                                                                            ING LifeStyle Growth Portfolio
ING Legg Mason Value Portfolio Class S                       8.65%         7.65%                   ATTN: Pete Balcer
                                                                                             7337 E. Doubletree Ranch Rd.
                                                                                               Scottsdale, AZ 85258-2160

                                                                                       ING LifeStyle Aggressive Growth Portfolio
                                                                                                   ATTN: Pete Balcer
ING Legg Mason Value Portfolio Class S                       6.85%         6.05%             7337 E. Doubletree Ranch Rd.
                                                                                               Scottsdale, AZ 85258-2160

                                                                                         ING USA Annuity & Life Insurance Co.
ING Legg Mason Value Portfolio Class S2                     99.98%         4.18%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                                ING Solution Portfolio
ING Limited Maturity Bond Portfolio Class I                 13.16%         0.30%                   ATTN: Pete Balcer
                                                                                             7337 E. Doubletree Ranch Road
                                                                                               Scottsdale, AZ 85258-2160

                                                                                              ING Solution 2015 Portfolio
ING Limited Maturity Bond Portfolio Class I                 31.32%         0.72%                   ATTN: Pete Balcer
                                                                                             7337 E. Doubletree Ranch Road
                                                                                               Scottsdale, AZ 85258-2160

                                                                                              ING Solution 2025 Portfolio
ING Limited Maturity Bond Portfolio Class I                 47.99%         1.11%                   ATTN: Pete Balcer
                                                                                             7337 E. Doubletree Ranch Road
                                                                                               Scottsdale, AZ 85258-2160

ING Limited Maturity Bond Portfolio Class S                 94.74%        92.55%         ING USA Annuity & Life Insurance Co.
                                                                                                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                                                           Security Life Insurance of Denver
ING Liquid Assets Portfolio Class I                         50.87%         7.83%                  RTE 5106 PO Box 20
                                                                                                 Minneapolis, MN 55440

                                                                                             Reliastar Life Insurance Co.
ING Liquid Assets Portfolio Class I                         48.27%         7.54%            ATTN: Jill Barth Conveyor TN41
                                                                                                  151 Farmington Ave
                                                                                                  Hartford, CT 06156

                                                                                         ING USA Annuity & Life Insurance Co.
ING Liquid Assets Portfolio Class S                         86.44%        71.39%                   1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

ING Liquid Assets Portfolio Class S                                                        Security Life Insurance of Denver

                                                         PERCENTAGE   PERCENTAGE OF
                 PORTFOLIO AND CLASS                      OF CLASS      PORTFOLIO                     NAME AND ADDRESS
-----------------------------------------------------------------------------------------------------------------------------------
                                                             5.59%         4.62%                   RTE 5106 PO Box 20
                                                                                                  Minneapolis, MN 55440

                                                                                            ING Lifestyle Moderate Portfolio
ING Liquid Assets Portfolio Class S                          5.92%         4.88%                    ATTN: Pete Balcer
                                                                                              7337 E Doubletree Ranch Road
                                                                                                  Scottsdale, AZ 85258

                                                                                          ING USA Annuity & Life Insurance Co.
ING Liquid Assets Portfolio Class S2                         1.57%       88.133%                    1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

                                                                                                   ING National Trust
ING Liquid Assets Portfolio Class S2                         0.21%        11.87%                 151 Farmington Ave. #41
                                                                                                   Hartford, CT 06156

                                                                                            Security Life Insurance of Denver
ING Lord Abbett Affiliated Portfolio Class I                13.92%         0.54%                   RTE 5106 PO Box 20
                                                                                                  Minneapolis, MN 55440

                                                                                          ING USA Annuity & Life Insurance Co.
ING Lord Abbett Affiliated Portfolio Class S                69.77%        66.01%                    1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

                                                                                            ING LifeStyle Moderate Portfolio
                                                            13.07%        12.36%                    ATTN: Pete Balcer
ING Lord Abbett Affiliated Portfolio Class S                                                  7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-2160

                                                                                         ING LifeStyle Moderate Growth Portfolio
                                                            15.69%        14.85%                    ATTN: Pete Balcer
ING Lord Abbett Affiliated Portfolio Class S                                                  7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-2160

                                                                                          ING USA Annuity & Life Insurance Co.
ING Lord Abbett Affiliated Portfolio Class S2               99.99%         1.47%                    1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

                                                                                               ING Solution 2035 Portfolio
                                                             5.93%         0.10%                    ATTN: Pete Balcer
ING Marsico Growth Portfolio Class I                                                          7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-2160

                                                                                               ING Solution 2025 Portfolio
                                                            10.97%         0.18%                    ATTN: Pete Balcer
ING Marsico Growth Portfolio Class I                                                          7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-2160

                                                                                                 ING MarketPro Portfolio
                                                             6.97%         0.11%                    ATTN: Pete Balcer
ING Marsico Growth Portfolio Class I                                                          7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-2160

                                                                                              Reliastar Life Insurance Co.
                                                            32.96%         0.54%             ATTN: Jill Barth Conveyor TN41
ING Marsico Growth Portfolio Class I                                                               151 Farmington Ave
                                                                                                   Hartford, CT 06156

                                                                                            Security Life Insurance of Denver
ING Marsico Growth Portfolio Class I                        37.29%         0.61%                   RTE 5106 PO Box 20
                                                                                                  Minneapolis, MN 55440

                                                                                          ING USA Annuity & Life Insurance Co.
ING Marsico Growth Portfolio Class S                        97.61%        92.63%                    1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

                                                         PERCENTAGE   PERCENTAGE OF
                 PORTFOLIO AND CLASS                      OF CLASS      PORTFOLIO                     NAME AND ADDRESS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          ING USA Annuity & Life Insurance Co.
ING Marsico Growth Portfolio Class S2                       99.98%         2.63%                    1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

                                                                                              Reliastar Life Insurance Co.
ING Marsico International Opportunities Portfolio           88.18%        16.98%             ATTN: Jill Barth Conveyor TN41
                      Class I                                                                      151 Farmington Ave.
                                                                                                   Hartford, CT 06156

                                                                                            Security Life Insurance of Denver
ING Marsico International Opportunities Portfolio            5.51%         1.06%                   RTE 5106 PO Box 20
                      Class I                                                                     Minneapolis, MN 55440

                                                                                            Security Life Insurance of Denver
ING Marsico International Opportunities Portfolio            8.27%         6.15%                   RTE 5106 PO Box 20
                      Class S                                                                     Minneapolis, MN 55440

                                                                                            ING Life Insurance & Annuity Co.
ING Marsico International Opportunities Portfolio           10.00%         7.43%                ATTN: Valuation Unit-TN41
                      Class S                                                                      151 Farmington Ave.
                                                                                                   Hartford, CT 06156

                                                                                          ING USA Annuity & Life Insurance Co.
ING Marsico International Opportunities Portfolio           78.66%        58.44%                    1475 Dunwoody Dr.
                      Class S                                                                    West Chester, PA 19380

                                                                                          ING USA Annuity & Life Insurance Co.
ING Mercury Large Cap Growth Portfolio Class S              97.95%        96.42%                    1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

                                                                                          ING USA Annuity & Life Insurance Co.
ING Mercury Large Cap Growth Portfolio Class S2             33.23%            0%                    1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

                                                                                                     DST Systems Inc
ING Mercury Large Cap Growth Portfolio Class S2             66.77%            0%                      330 W 9th St.
                                                                                                  Kansas City, MO 64105

                                                                                              Reliastar Life Insurance Co.
                                                            38.80%        17.47%             ATTN: Jill Barth Conveyor TN41
ING Mercury Large Cap Value Portfolio Class I                                                      151 Farmington Ave
                                                                                                   Hartford, CT 06156

                                                                                            Security Life Insurance of Denver
ING Mercury Large Cap Value Portfolio Class I               57.73%        25.99%                   RTE 5106 PO Box 20
                                                                                                  Minneapolis, MN 55440

                                                                                          ING USA Annuity & Life Insurance Co.
ING Mercury Large Cap Value Portfolio Class S               99.59%        51.18%                    1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

                                                                                          ING USA Annuity & Life Insurance Co.
ING Mercury Large Cap Value Portfolio Class S2              99.99%         3.57%                    1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

                                                                                            Security Life Insurance of Denver
ING MFS Mid Cap Growth Portfolio Class I                    57.83%         0.71%                   RTE 5106 PO Box 20
                                                                                                  Minneapolis, MN 55440

                                                                                              Reliastar Life Insurance Co.
ING MFS Mid Cap Growth Portfolio Class I                    41.46%         0.51%             ATTN: Jill Barth Conveyor TN41
                                                                                                   151 Farmington Ave
                                                                                                   Hartford, CT 06156

                                                                                          ING USA Annuity & Life Insurance Co.
ING MFS Mid Cap Growth Portfolio Class S                    99.57%        95.25%                    1475 Dunwoody Dr.

                                                         PERCENTAGE   PERCENTAGE OF
                 PORTFOLIO AND CLASS                      OF CLASS      PORTFOLIO                     NAME AND ADDRESS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 West Chester, PA 19380

                                                                                          ING USA Annuity & Life Insurance Co.
ING MFS Mid Cap Growth Portfolio Class S2                   99.99%        3.11%                     1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

                                                                                            ING Life Insurance & Annuity Co.
ING MFS Total Return Portfolio Class I                      91.28%        9.50%                 ATTN: Valuation Unit-TN41
                                                                                                   151 Farmington Ave
                                                                                                   Hartford, CT 06156

                                                                                          ING USA Annuity & Life Insurance Co.
ING MFS Total Return Portfolio Class S                      95.54%       85.23%                     1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

                                                                                          ING USA Annuity & Life Insurance Co.
ING MFS Total Return Portfolio Class S2                     96.33%       96.33%                     1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

                                                                                              Reliastar Life Insurance Co.
ING MFS Utilities Portfolio Class I                         45.08%        1.44%              ATTN: Jill Barth Conveyor TN41
                                                                                                   151 Farmington Ave.
                                                                                                   Hartford, CT 06156

                                                                                            Security Life Insurance of Denver
ING MFS Utilities Portfolio Class I                         32.32%        1.03%                    RTE 5106 PO Box 20
                                                                                                  Minneapolis, MN 55440

                                                                                          ING USA Annuity & Life Insurance Co.
ING MFS Utilities Portfolio Class I                          22.6%        0.72%                     1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

                                                                                            Security Life Insurance of Denver
ING MFS Utilities Portfolio Class S                          7.20%        6.97%                    RTE 5106 PO Box 20
                                                                                                  Minneapolis, MN 55440

                                                                                          ING USA Annuity & Life Insurance Co.
ING MFS Utilities Portfolio Class S                         90.12%       87.24%                     1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

                                                                                            Security Life Insurance of Denver
ING Oppenheimer Main Street Portfolio Class I               10.74%        0.06%                    RTE 5106 PO Box 20
                                                                                                  Minneapolis, MN 55440

                                                                                            ING Life Insurance & Annuity Co.
                                                            85.09%        0.48%                 ATTN: Valuation Unit-TN41
ING Oppenheimer Main Street Portfolio Class I                                                      151 Farmington Ave
                                                                                                   Hartford, CT 06156

                                                                                          ING USA Annuity & Life Insurance Co.
ING Oppenheimer Main Street Portfolio Class S               97.55%       96.19%                     1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

                                                                                          ING USA Annuity & Life Insurance Co.
ING Oppenheimer Main Street Portfolio Class S2              99.99%        0.83%                     1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

                                                                                          ING USA Annuity & Life Insurance Co.
ING PIMCO Core Bond Portfolio Class S                       55.17%       53.43%                     1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

                                                                                            ING Lifestyle Moderate Portfolio
                                                            10.27%        9.94%                     ATTN: Pete Balcer
ING PIMCO Core Bond Portfolio Class S                                                          7337 E. Doubletree Ranch Rd
                                                                                                Scottsdale, AZ 85258-2160

                                                         PERCENTAGE   PERCENTAGE OF
                 PORTFOLIO AND CLASS                      OF CLASS      PORTFOLIO                     NAME AND ADDRESS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         ING Lifestyle Moderate Growth Portfolio
                                                            22.07%        21.37%                    ATTN: Pete Balcer
ING PIMCO Core Bond Portfolio Class S                                                          7337 E. Doubletree Ranch Rd
                                                                                                Scottsdale, AZ 85258-2160

                                                                                             ING Lifestyle Growth Portfolio
                                                            12.08%        11.69                     ATTN: Pete Balcer
ING PIMCO Core Bond Portfolio Class S                                                          7337 E. Doubletree Ranch Rd
                                                                                                Scottsdale, AZ 85258-2160

                                                                                          ING USA Annuity & Life Insurance Co.
ING PIMCO Core Bond Portfolio Class S2                      99.99%         3.17%                    1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

                                                                                               ING Solution 2025 Portfolio
                                                            52.47%         0.13%                    ATTN: Pete Balcer
ING PIMCO High Yield Portfolio Class I                                                        7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-2160

                                                                                               ING Solution 2015 Portfolio
                                                            37.99%         0.09%                    ATTN: Pete Balcer
ING PIMCO High Yield Portfolio Class I                                                        7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-2160

                                                                                                 ING Solution Portfolio
                                                             9.54%         0.02%                    ATTN: Pete Balcer
ING PIMCO High Yield Portfolio Class I                                                        7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-2160

                                                                                          ING USA Annuity & Life Insurance Co.
ING PIMCO High Yield Portfolio Class S                      84.84%        84.63%                    1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

                                                                                         ING Lifestyle Moderate Growth Portfolio
                                                                                                    ATTN: Pete Balcer
ING PIMCO High Yield Portfolio Class S                       5.82%         5.81%               7337 E. Doubletree Ranch Rd
                                                                                                Scottsdale, AZ 85258-2160

                                                                                                 Directed Services Inc.
ING PIMCO High Yield Portfolio Class S2                     51.36%         0.00%                    1475 Dunwoody Dr
                                                                                                 West Chester, PA 19380

                                                                                                   ING Investments LLC
                                                            48.64%         0.00%                   ATTN: Lydia Homer
ING PIMCO High Yield Portfolio Class S2                                                       7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-2160

                                                                                            ING Life Insurance & Annuity Co.
                                                            96.57%        24.91%               ATTN: Valuation Unit-TN41
ING Pioneer Fund Portfolio Class I                                                                 151 Farmington Ave.
                                                                                                   Hartford, CT 06156

                                                                                          ING USA Annuity & Life Insurance Co.
ING Pioneer Fund Portfolio Class S                          99.58%        73.90%                   1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

                                                                                                 Directed Services Inc.
ING Pioneer Fund Portfolio Class S2                           100%         0.00%                    1475 Dunwoody Dr
                                                                                                 West Chester, PA 19380

                                                                                              Reliastar Life Insurance Co.
ING Pioneer Mid Cap Value Portfolio Class I                 27.98%         0.86%            ATTN: Jill Barth Conveyor TN41
                                                                                                   151 Farmington Ave
                                                                                                   Hartford, CT 06156

                                                         PERCENTAGE   PERCENTAGE OF
                 PORTFOLIO AND CLASS                      OF CLASS      PORTFOLIO                     NAME AND ADDRESS
-----------------------------------------------------------------------------------------------------------------------------------
ING Pioneer Mid Cap Value Portfolio Class I                                                 Security Life Insurance of Denver
                                                            71.85%         2.20%                   RTE 5106 PO Box 20
                                                                                                  Minneapolis, MN 55440

                                                                                             ING Lifestyle Growth Portfolio
ING Pioneer Mid Cap Value Portfolio Class S                  5.10%         4.94%                     ATTN: Pete Balcer
                                                                                              7337 E. Doubletree Ranch Rd.
                                                                                                Scottsdale, AZ 85258-2160

ING Pioneer Mid Cap Value Portfolio Class S                                               ING USA Annuity & Life Insurance Co.
                                                            89.12%        86.39%                    1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

ING Pioneer Mid Cap Value Portfolio Class S2                                                     Directed Services Inc.
                                                              100%         0.00%                     1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

                                                                                            ING Life Insurance & Annuity Co.
ING Stock Index Portfolio Class I                            8.47%         8.47%                ATTN: Valuation Unit-TN31
                                                                                                   151 Farmington Ave.
                                                                                                   Hartford, CT 06156

ING Stock Index Portfolio Class I                                                           Security Life Insurance of Denver
                                                            59.83%        59.83%                   RTE 5106 PO Box 20
                                                                                                  Minneapolis, MN 55440

                                                                                              Reliastar Life Insurance Co.
ING Stock Index Portfolio Class I                           31.46%        31.46%             ATTN: Jill Barth Conveyor TN41
                                                                                                   151 Farmington Ave.
                                                                                                   Hartford, CT 06156

ING T. Rowe Price Capital Appreciation Portfolio            41.16%         1.25%              Reliastar Life Insurance Co.
Class I                                                                                      ATTN: Jill Barth Conveyor TN41
                                                                                                   151 Farmington Ave.
                                                                                                   Hartford, CT 06156

ING T. Rowe Price Capital Appreciation Portfolio            54.24%         1.65%            Security Life Insurance of Denver
Class I                                                                                            RTE 5106 PO Box 20
                                                                                                  Minneapolis, MN 55440

ING T. Rowe Price Capital Appreciation Portfolio            99.99%         3.73%          ING USA Annuity & Life Insurance Co.
Class S                                                                                             1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

ING T. Rowe Price Capital Appreciation Portfolio            97.36%        88.76%          ING USA Annuity & Life Insurance Co.
Class S2                                                                                            1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

ING T. Rowe Price Equity Income Portfolio Class I           17.87%         0.69%              Reliastar Life Insurance Co.
                                                                                             ATTN: Jill Barth Conveyor TN41
                                                                                                   151 Farmington Ave.
                                                                                                   Hartford, CT 06156

ING T. Rowe Price Equity Income Portfolio Class I           31.66%         1.23%            ING Life Insurance & Annuity Co.
                                                                                                ATTN: Valuation Unit-TN41
                                                                                                   151 Farmington Ave.
                                                                                                   Hartford, CT 06156

ING T. Rowe Price Equity Income Portfolio Class I           50.41%         1.96%            Security Life Insurance of Denver
                                                                                                   RTE 5106 PO Box 20
                                                                                                  Minneapolis, MN 55440

ING T. Rowe Price Equity Income Portfolio Class S            9.80%         8.85%            ING Life Insurance & Annuity Co.
                                                                                                ATTN: Valuation Unit-TS31
                                                                                                   151 Farmington Ave.

                                                         PERCENTAGE   PERCENTAGE OF
                 PORTFOLIO AND CLASS                      OF CLASS      PORTFOLIO                     NAME AND ADDRESS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Hartford, CT 06156

ING T. Rowe Price Equity Income Portfolio Class S           86.70%        78.23%          ING USA Annuity & Life Insurance Co.
                                                                                                    1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380
ING T. Rowe Price Equity Income Portfolio Class S2
                                                            25.40%         0.91%                   ING National Trust
                                                                                                 151 Farmington Ave. #41
                                                                                                   Hartford, CT 06156
ING T. Rowe Price Equity Income Portfolio Class S2
                                                            74.37%         2.67%          ING USA Annuity & Life Insurance Co.
                                                                                                    1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380
ING Templeton Global Growth Portfolio Class I
                                                                                                   ING Investments LLC
                                                              100%         0.00%                    ATTN: Lydia Homer
                                                                                              7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-2160

                                                                                          ING USA Annuity & Life Insurance Co.
ING Templeton Global Growth Portfolio Class S               99.60%        97.88%                    1475 Dunwoody Dr
                                                                                                 West Chester, PA 19380

                                                                                          ING USA Annuity & Life Insurance Co.
ING Templeton Global Growth Portfolio Class S2              99.99%         1.72%                    1475 Dunwoody Dr
                                                                                                 West Chester, PA 19380

                                                                                          ING USA Annuity & Life Insurance Co.
ING UBS U.S. Allocation Portfolio Class S                   92.86%        89.06%                    1475 Dunwoody Dr
                                                                                                 West Chester, PA 19380

                                                                                            ING Life Insurance & Annuity Co.
ING UBS U.S. Allocation Portfolio Class S                    6.59%         6.32%                ATTN: Valuation Unit-TS41
                                                                                                   151 Farmington Ave
                                                                                                   Hartford, CT 06156

                                                                                          ING USA Annuity & Life Insurance Co.
ING UBS U.S. Allocation Portfolio Class S2                  99.99%         4.09%                    1475 Dunwoody Dr
                                                                                                 West Chester, PA 19380

                                                                                              Reliastar Life Insurance Co.
ING Van Kampen Equity Growth Portfolio Class I              73.35%        26.67%             ATTN: Jill Barth Conveyor TN41
                                                                                                   151 Farmington Ave
                                                                                                   Hartford, CT 06156

ING Van Kampen Equity Growth Portfolio Class I                                              Security Life Insurance of Denver
                                                            26.42%         9.60%                   RTE 5106 PO Box 20
                                                                                                  Minneapolis, MN 55440

                                                                                          ING USA Annuity & Life Insurance Co.
ING Van Kampen Equity Growth Portfolio Class S              99.24%        51.58%                    1475 Dunwoody Dr
                                                                                                 West Chester, PA 19380

                                                                                          ING USA Annuity & Life Insurance Co.
ING Van Kampen Equity Growth Portfolio Class S2             99.99%        11.66%                    1475 Dunwoody Dr
                                                                                                 West Chester, PA 19380

                                                                                          ING USA Annuity & Life Insurance Co.
ING Van Kampen Global Franchise Portfolio Class S           99.74%        76.30%                    1475 Dunwoody Dr
                                                                                                 West Chester, PA 19380

                                                                                          ING USA Annuity & Life Insurance Co.
ING Van Kampen Global Franchise Portfolio Class S2          99.99%        23.51%                    1475 Dunwoody Dr
                                                                                                 West Chester, PA 19380

ING Van Kampen Growth and Income Portfolio Class S                                         ING USA Annuity & Life Insurance Co.

                                                         PERCENTAGE   PERCENTAGE OF
                 PORTFOLIO AND CLASS                      OF CLASS      PORTFOLIO                     NAME AND ADDRESS
-----------------------------------------------------------------------------------------------------------------------------------
                                                            97.62%        89.67%                    1475 Dunwoody Dr
                                                                                                 West Chester, PA 19380

                                                                                          ING USA Annuity & Life Insurance Co.
ING Van Kampen Growth and Income Portfolio Class S2         99.99%         7.70%                    1475 Dunwoody Dr
                                                                                                 West Chester, PA 19380

ING Van Kampen Real Estate Portfolio Class I                90.24%         0.95%              Reliastar Life Insurance Co.
                                                                                             ATTN: Jill Barth Conveyor TN41
                                                                                                   151 Farmington Ave.
                                                                                                   Hartford, CT 06156

ING Van Kampen Real Estate Portfolio Class I                 9.40%         0.10%            Security Life Insurance of Denver
                                                                                                   RTE 5106 PO Box 20
                                                                                                  Minneapolis, MN 55440

ING Van Kampen Real Estate Portfolio Class S                 7.29%         7.40%             ING Lifestyle Growth Portfolio
                                                                                                    ATTN: Pete Balcer
                                                                                              7337 E. Doubletree Ranch Rd.
                                                                                                Scottsdale, AZ 85258-2160

ING Van Kampen Real Estate Portfolio Class S                 6.69%         6.40%         ING Lifestyle Moderate Growth Portfolio
                                                                                                    ATTN: Pete Balcer
                                                                                              7337 E. Doubletree Ranch Rd.
                                                                                                Scottsdale, AZ 85258-2160

ING Van Kampen Real Estate Portfolio Class S                78.72%        75.37%          ING USA Annuity & Life Insurance Co.
                                                                                                    1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

ING Van Kampen Real Estate Portfolio Class S2               99.99%         3.20%          ING USA Annuity & Life Insurance Co.
                                                                                                    1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

ING VP Index Plus International Equity Portfolio                                               ING Solution 2015 Portfolio
Class I                                                      9.25%         9.25%                    ATTN: Pete Balcer
                                                                                              7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-6102

ING VP Index Plus International Equity Portfolio                                               ING Solution 2025 Portfolio
Class I                                                     26.93%        26.93%                    ATTN: Pete Balcer
                                                                                              7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-6102

ING VP Index Plus International Equity Portfolio                                               ING Solution 2035 Portfolio
Class I                                                     14.47%        14.47%                    ATTN: Pete Balcer
                                                                                              7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-6102

ING VP Index Plus International Equity Portfolio                                               ING Solution 2045 Portfolio
Class I                                                      6.35%         6.35%                    ATTN: Pete Balcer
                                                                                              7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-6102

ING VP Index Plus International Equity Portfolio                                            ING MarketStyle Growth Portfolio
Class I                                                     18.22%        18.22%                    ATTN: Pete Balcer
                                                                                              7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-6102

ING VP Index Plus International Equity Portfolio                                        ING MarketStyle Moderate Growth Portfolio
Class I                                                     17.56%        17.56%                    ATTN: Pete Balcer
                                                                                              7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-6102

ING VP Index Plus International Equity Portfolio                                            ING LifeStyle Moderate Portfolio
Class S

                                                         PERCENTAGE   PERCENTAGE OF
                 PORTFOLIO AND CLASS                      OF CLASS      PORTFOLIO                     NAME AND ADDRESS
-----------------------------------------------------------------------------------------------------------------------------------
                                                             8.83%         8.82%                    ATTN: Pete Balcer
                                                                                              7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-2160

ING VP Index Plus International Equity Portfolio                                         ING LifeStyle Moderate Growth Portfolio
Class S                                                     31.77%        31.73%                    ATTN: Pete Balcer
                                                                                              7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-2160

ING VP Index Plus International Equity Portfolio                                             ING LifeStyle Growth Portfolio
Class S                                                     37.35%        37.31%                    ATTN: Pete Balcer
                                                                                              7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-2160

ING VP Index Plus International Equity Portfolio                                        ING LifeStyle Aggressive Growth Portfolio
Class S                                                     17.38%        17.36%                    ATTN: Pete Balcer
                                                                                              7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-2160

ING VP Index Plus International Equity Portfolio                                          ING USA Annuity & Life Insurance Co.
Class S2                                                    99.98%         0.10%                    1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

ING Wells Fargo Mid Cap Disciplined Portfolio Class                                       ING USA Annuity & Life Insurance Co.
S                                                           99.55%        98.10%                    1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

ING Wells Fargo Mid Cap Disciplined Portfolio Class                                       ING USA Annuity & Life Insurance Co.
S2                                                          99.99%         1.46%                    1475 Dunwoody Dr.
                                                                                                 West Chester, PA 19380

ING Wells Fargo Small Cap Disciplined Portfolio                                             ING Life Insurance & Annuity Co.
Class I                                                     99.01%        0.002%                   151 Farmington Ave.
                                                                                                   Hartford, CT 06156

ING Wells Fargo Small Cap Disciplined Portfolio                                               Reliastar Life Insurance Co.
Class S                                                     27.91%        27.85%             ATTN: Jill Barth Conveyor TN41
                                                                                                   151 Farmington Ave
                                                                                                   Hartford, CT 06156

ING Wells Fargo Small Cap Disciplined Portfolio                                          ING LifeStyle Moderate Growth Portfolio
Class S                                                     21.92%        21.87%                    ATTN: Pete Balcer
                                                                                              7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-2160

ING Wells Fargo Small Cap Disciplined Portfolio                                              ING LifeStyle Growth Portfolio
Class S                                                     21.81%        21.77%                    ATTN: Pete Balcer
                                                                                              7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-2160

ING Wells Fargo Small Cap Disciplined Portfolio                                         ING LifeStyle Aggressive Growth Portfolio
Class S                                                     10.05%        10.03%                    ATTN: Pete Balcer
                                                                                              7337 E. Doubletree Ranch Road
                                                                                                Scottsdale, AZ 85258-2160

ING Wells Fargo Small Cap Disciplined Portfolio                                             ING Life Insurance & Annuity Co.
Class S                                                     11.64%        11.61%                   151 Farmington Ave.
                                                                                                   Hartford, CT 06156
ING Wells Fargo Small Cap Disciplined Portfolio
Class S2                                                                                    ING Life Insurance & Annuity Co.
                                                            99.01%        0.002%                   151 Farmington Ave.
                                                                                                   Hartford, CT 06156

     As of the date of this SAI, Service and Service 2 shares of Stock Index are not offered and Service 2 shares of Limited Maturity Bond Portfolio and of PIMCO High Yield Portfolio are not offered, therefore no Variable Contract Owner owned a Variable Contract that entitled the owner to give voting instructions with regard to 5% or more of the shares of these Portfolios.

                                    ADVISERS


     DSI and ING Investments serve as the advisers to the Portfolios pursuant to two management agreements between DSI and the Trust and one management agreement between ING Investments and the Trust ("Advisory Agreements"). DSI and ING Investments are registered with the SEC as advisers and serve as advisers to registered investment companies. Regarding ING Investments, on February 26, 2001, its name changed from "ING Pilgrim Investments, Inc." to "ING Pilgrim Investments, LLC." On March 1, 2002, the name was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC." Three Sub-Advisers of the Trust, ING Clarion Real Estate Securities, L.P., ING Investment Management Advisors, B.V. and ING Investment Management Co., Franklin Income FMR(SM) Small Cap Equity are affiliates of the Advisers through their common ownership by ING Groep. ING Investments serves as the Adviser for EquitiesPlus, Global Real Estate, Disciplined Small Cap Value and VP Index Plus International Equity Portfolios. DSI serves as the Adviser for all other Portfolios. In addition, DSI has entered into an Administrative Services Sub-Contract (the "Sub-Contract") with one of its affiliates, ING Funds Services, LLC ("ING Funds Services"), effective January 2, 2003, for all of the Portfolios except Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios. ING Funds Services is located at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Under the Sub-Contract, ING Funds Services assumes responsibility for providing non-advisory services required of DSI under the Advisory Agreements to the Trust on DSI's behalf. Under the Sub-Contract, ING Funds Services is compensated by DSI a portion of the unified fee for the services performed by ING Funds Services under the Sub-Contract. The Trust has entered into an Administration Agreement with ING Funds Services directly on behalf of Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities Portfolios, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios. Please see the "Administration" section of this SAI for an explanation of ING Funds Services' responsibilities regarding Disciplined Small Cap Equity, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities Portfolios, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios.


     The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company ("ING USA") to serve as investment options for Variable Contracts issued by ING USA. DSI is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden American Life Insurance Company ("Golden American") and on January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance & Annuity Company and USG Annuity & Life Company to form ING USA. Golden American was a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly-owned subsidiary of Equitable of Iowa. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.


     Pursuant to the Advisory Agreements, and subject to the direction of the Board, the Advisers are responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its Portfolios other than the investment advisory services performed by the Sub-Advisers. These services include, but are not limited to, (i) coordinating for all Portfolios, at the Advisers' expense, all matters relating to the operation of the Portfolios, including any necessary coordination among the Sub-Advisers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio's portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at the Advisers' expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by the Advisers of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by the Advisers of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law; (v) preparing and filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios;
(vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at the Advisers' expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in the Advisory Agreements. Other responsibilities of the Advisers' are described in the Prospectuses.

     The Trust and the Advisers have received an exemptive order from the SEC that allows the Advisers to enter into new investment sub-advisory contracts ("Sub-Advisory Agreements") and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval for all Portfolios except Evergreen Health Sciences, Evergreen Omega, FMR(SM) Diversified Mid Cap, FMR(SM) Earnings Growth, JPMorgan Emerging Markets Equity, JPMorgan Small Cap Equity, JPMorgan Value Opportunities, Julius Baer Foreign, Legg Mason Value, Limited Maturity Bond, Lord Abbett Affiliated, Marsico Growth, Marsico International Opportunities, Mercury Large Cap Growth, Mercury Large Cap Value, MFS Total Return, MFS Utilities, Oppenheimer Main Street, PIMCO High Yield, Pioneer Fund, Pioneer Mid Cap Value, Stock Index, T. Rowe Price Equity Income, UBS U.S. Allocation, Van Kampen Equity Growth, Van Kampen Growth and Income and Wells Fargo Small Cap Disciplined. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. The Advisers remain responsible for providing general management services to each of their Portfolios, including overall supervisory responsibility for the general management and investment of each of their Portfolio's assets, and, subject to the review and approval of the Board, will among other things: (i) set each Portfolio's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Portfolio's assets; (iii) when appropriate, allocate and reallocate a Portfolio's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Portfolio's investment objectives, policies and restrictions.

     The Advisers shall make their officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

     Pursuant to the Advisory Agreements, the Advisers are authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no Sub-Adviser is engaged to manage the assets of such Portfolio.

     The Advisory Agreements continue in effect for an initial two year period and from year to year thereafter with respect to each Portfolio so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board, and (ii) a majority of the Trustees who are not parties to such Advisory Agreements or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Agreement, dated October 24, 1997, as amended May 24, 2002, was last renewed by a majority of the Independent Trustees on November 10, 2005, and was approved by a majority of the shareholders of the Trust at a special meeting of the Trust's shareholders on July 10, 2002. The Advisory Agreements may be terminated without penalty by vote of the Trustees or the shareholders of the Portfolio or by the Advisers, on 60 days' written notice by either party to the Advisory Agreements, and will terminate automatically if assigned as that term is described in the 1940 Act.

     Prior to October 24, 1997, DSI served as an Adviser to the Trust pursuant to an Advisory Agreement dated August 13, 1996, and prior to August 13, 1996, DSI served as an Adviser to the Trust pursuant to an Advisory Agreement dated October 1, 1993.

     Prior to February 25, 2004, ING Investments served as an Adviser to the Trust pursuant to an Advisory Agreement dated August 21, 2003.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

     For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2005. However, the discussion regarding ING EquitiesPlus, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Global Real Estate Portfolios will be contained in the Portfolios' semi-annual shareholder report dated June 30, 2006.

                                  ADVISORY FEES

     As compensation for their services under the Advisory Agreements, each Portfolio pays DSI, expressed as an annual rate, a monthly fee (a "unified fee" for all Portfolios except EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Disciplined Small Cap Value, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios on behalf of which the Trust pays the Advisers and the Administrator separately) in arrears equal to the following as a percentage of the Portfolio's average daily net assets during the month:



PORTFOLIO                                       ANNUAL ADVISORY FEE
-----------------------------------------------------------------------------------------------------------
ING Capital Guardian Small/Mid Cap,             0.75% on the first $750 million of the Portfolios' combined
ING Eagle Asset Capital Appreciation,           average daily net assets;
ING Global Resources,                           0.70% on the next $1.25 billion of the Portfolios' combined
ING T. Rowe Price Capital Appreciation,         average daily net assets;
ING T. Rowe Price Equity Income,                0.65% on the next $1.5 billion of the Portfolios' combined
ING Van Kampen Growth and Income,               average daily net assets; and
ING Van Kampen Real Estate and                  0.60% on the Portfolios' average daily net assets in excess
ING Wells Fargo Mid Cap Disciplined (1)         of $3.5 billion

ING AllianceBernstein Mid Cap Growth (1); and   0.85% of the first $250 million of the Portfolios' combined
ING Marsico Growth (2)                          average daily net assets;
                                                0.80% on the next $400 million of the Portfolios' combined average daily net assets;
                                                0.75% on the next $450 million of the Portfolios' combined average daily net assets; and
                                                0.70% on the Portfolios' average daily net assets in excess of $1.1 billion

ING Capital Guardian U.S. Equities              0.75% on the first $500 million of the Portfolio's average daily net assets;
                                                0.70% on the next $250 million of the Portfolio's average
                                                daily net assets;
                                                0.65% on the next $500 million of the Portfolio's average
                                                daily net assets; and
                                                0.60% of the Portfolio's average daily net assets in excess of $1.25 billion

ING Disciplined Small Cap Value                 0.55% on first $500 million;
                                                0.50% on next $500 million;
                                                0.45% thereafter

ING EquitiesPlus                                0.30% of the Portfolio's average daily net assets

ING Evergreen Health Sciences                   0.75% on the first $500 million of the Portfolio's average daily net assets; and
                                                0.70% of the Portfolio's average daily net assets in excess of $500 million

ING Evergreen Omega                             0.60% of the first $750 million of the Portfolio's average daily net assets;
                                                0.55% on the next $750 million of the Portfolio's average
                                                daily net assets;
                                                0.50% of the next $5 billion of the Portfolio's average
                                                daily net assets;
                                                0.475% of the next $5 billion of the Portfolio's average
                                                daily net assets;
                                                0.455% of the next $5 billion of the Portfolio's average
                                                daily net assets;

PORTFOLIO                                       ANNUAL ADVISORY FEE
-----------------------------------------------------------------------------------------------------------
                                                0.44% of the next $5 billion of the Portfolio's average
                                                daily net assets; and
                                                0.43% of the Portfolio's average daily net assets over
                                                $21.5 billion

ING FMR(SM) Diversified Mid Cap(4) (5)          0.65% of the first $800 million
                                                0.60% of the next $700 million
                                                0.58% thereafter

ING UBS U.S. Allocation (5)                     0.75% of the first $500 million of the Portfolio's average daily net assets;
                                                0.70% on the next $250 million of the Portfolio's average
                                                daily net assets;
                                                0.65% on the next $500 million of the Portfolio's average
                                                daily net assets; and
                                                0.60% of the Portfolio's average daily net assets in excess of $1.25 billion

ING FMR(SM) Earnings Growth (4)                 0.58% of the first $500 million of the Portfolio's average daily net assets;
                                                0.57% on the next $250 million of the Portfolio's average
                                                daily net assets; and
                                                0.52% of the Portfolio's average daily net assets over $750 million

ING FMR(SM) Small Cap Equity                    0.750% of the Portfolio's average daily net assets

ING Franklin Income                             0.65% of the first $500 million of the Portfolio's average daily net assets; and
                                                0.60% on assets thereafter

ING Global Real Estate                          0.80% on first $250 million of the Portfolio's average
                                                daily net assets;
                                                0.775% on next $250 million of the Portfolio's average
                                                daily net assets; and
                                                0.70% above $500 million of the Portfolio's average daily
                                                net assets

ING Goldman Sachs Tollkeeper(SM)                1.35% on first $1 billion in assets
                                                1.25% of the Portfolio's average daily net assets in excess of $1 billion

ING International                               1.00% of the first $500 million of the Portfolio's average daily net assets; and
                                                0.80% of the Portfolio's average daily net assets in excess of $500 million

ING Janus Contrarian; and                       0.81% on the first $250 million of the Portfolios'
ING Legg Mason Value                            combined average daily net assets;
                                                0.77% on the next $400 million of the Portfolios' combined average daily net assets;
                                                0.73% on the next $450 million of the Portfolios' combined average daily net assets; and
                                                0.67% of the Portfolios' average daily net assets in excess of $1.1 billion

PORTFOLIO                                       ANNUAL ADVISORY FEE
-----------------------------------------------------------------------------------------------------------
ING Lord Abbett Affiliated; and                 0.75% of the first $500 million of the Portfolios' combined
ING Legg Mason Partners All Cap (1)             average daily net assets;
                                                0.70% on the next $250 million of the Portfolios' combined average daily net assets;
                                                0.65% on the next $500 million of the Portfolios' combined average daily net assets; and
                                                0.60% on assets thereafter

ING Julius Baer Foreign                         1.00% of the first $50 million of the Portfolio's average
                                                daily net assets;
                                                0.95% on the next $200 million of the Portfolio's average
                                                daily net assets;
                                                0.90% on the next $250 million of the Portfolio's average
                                                daily net assets; and
                                                0.85% of the Portfolio's average daily net assets in excess of $500 million

ING JPMorgan Emerging Markets Equity            1.25% of the Portfolio's average daily net assets

ING JPMorgan Small Cap Equity                   0.90% of the first $200 million of the Portfolio's average daily net assets;
                                                0.85% on the next $300 million of the Portfolio's average
                                                daily net assets;
                                                0.80% on the next $250 million of the Portfolio's average
                                                daily net assets; and
                                                0.75% of the Portfolio's average daily net assets in excess of $750 million

ING JPMorgan Value Opportunities                0.40% of the first $21 billion  of the Portfolio's average daily net assets;
                                                0.39% of the next $5 billion of the Portfolio's average
                                                daily net assets; and
                                                0.38% of the Portfolio's average daily net assets over $26 billion

ING Limited Maturity Bond; and                  0.35% of the first $200 million of the Portfolios' combined
ING Liquid Assets                               average daily net assets;
                                                0.30% on the next $300 million of the Portfolios' combined average daily net assets; and
                                                0.25% of the Portfolios' average daily net assets in excess of $500 million

ING Marsico International Opportunities         0.54% of the first $21 billion of the Portfolio's average
                                                daily net assets; and
                                                0.53% of the Portfolio's average daily net assets over $21 billion

ING Mercury Large Cap Growth                    0.80% of the first $500 million  of the Portfolio's average daily net assets;
                                                0.75% on next $250 million of the Portfolio's average daily net assets;
                                                0.70% on next $500 million of the Portfolio's average daily net assets;
                                                0.65% on next $750 million of the Portfolio's average daily net assets; and
                                                0.60% of the Portfolio's average daily net assets in excess of

PORTFOLIO                                       ANNUAL ADVISORY FEE
-----------------------------------------------------------------------------------------------------------
                                                $2 billion

ING Mercury Large Cap Value                     0.80% on first $500 million of the Portfolio's average
                                                daily net assets;
                                                0.75% on next $250 million of the Portfolio's average daily net assets;
                                                0.70% on next $500 million of the Portfolio's average daily net assets;
                                                0.65% on next $750 million of the Portfolio's average daily net assets; and
                                                0.60% of the Portfolio's average daily net assets in excess of $2 billion

ING MFS Mid Cap Growth (3),                     0.75% of the first $250 million of the Portfolios' combined
ING MFS Total Return, and                       average daily net assets;
ING Oppenheimer Main Street (R)                 0.70% on next $400 million of the Portfolios' combined
                                                average daily net assets;
                                                0.65% on next $450 million of the Portfolios' combined
                                                average daily net assets; and
                                                0.60% of the Portfolios' average daily net assets in excess of $1.1 billion

ING MFS Utilities                               0.60% of the first $1 billion of the Portfolio's average
                                                daily net assets;
                                                0.55% on the next $500 million of the Portfolio's average
                                                daily net assets;
                                                0.50% on the next $5 billion of the Portfolio's average
                                                daily net assets;
                                                0.47% on the next $5 billion of the Portfolio's average
                                                daily net assets;
                                                0.45% on the next $5 billion of the Portfolio's average
                                                daily net assets;
                                                0.44% on the next $5 billion of the Portfolio's average
                                                daily net assets; and
                                                0.43% of the Portfolio's average daily net assets over
                                                $21.5 billion

ING PIMCO Core Bond                             0.75% on first $100 million of the Portfolio's average
                                                daily net assets;
                                                0.65% on next $100 million of the Portfolio's average daily net assets; and
                                                0.55% of the Portfolio's average daily net assets in excess of $200 million

ING PIMCO High Yield                            0.49% of the Portfolio's average daily net assets

ING Pioneer Fund                                0.75% of the first $500 million;
                                                0.70% of the next $500 million;
                                                0.65% thereafter

ING Pioneer Mid Cap Value                       0.64% of the Portfolio's average daily net assets

ING Stock Index                                 0.26% of the Portfolio's average daily net assets

ING Templeton Global Growth                     0.96% of the first $250 million of the Portfolio's average daily net assets;
                                                0.86% on the next $250 million of the Portfolio's average

PORTFOLIO                                       ANNUAL ADVISORY FEE
-----------------------------------------------------------------------------------------------------------
                                                daily net assets; and
                                                0.76% of the Portfolio's average daily net assets on assets thereafter

ING Van Kampen Equity Growth                    0.65% of the first $1 billion of the Portfolio's average
                                                daily net assets; and
                                                0.60% of the Portfolio's average daily net assets  in
                                                excess of $1 billion

ING Van Kampen Global Franchise                 1.00% of the first $250 million of the Portfolio's average daily net assets;
                                                0.90% on the next $250 million of the Portfolio's average
                                                daily net assets
                                                0.75% of the Portfolio's average daily net assets in excess of $500 million

ING VP Index Plus International Equity          0.45% of the Portfolio's average daily net assets

ING Wells Fargo Small Cap Disciplined           0.77% of the first $500 million of the Portfolio's average daily net assets;
                                                0.70% on the next $500 million of the Portfolio's average
                                                daily net assets;
                                                0.65% on the next $500 million of the Portfolio's average
                                                daily net assets;
                                                0.60% on the next $5 billion of the Portfolio's average
                                                daily net assets; and
                                                0.53% of the Portfolio's average daily net assets
                                                thereafter.



(1) As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Portfolio is known as ING Templeton Global Growth Portfolio and ING Alliance Mid Cap Growth Portfolio is known as ING AllianceBernstein Mid Cap Growth Portfolio. As of April 28, 2006, ING Salomon Brothers All Cap Portfolio is known as ING Legg Mason Partners All Cap Portfolio.

(2) DSI voluntarily waived 0.05% of its advisory fee for the ING Marsico Growth Portfolio for assets in excess of ($1.3 billion) through December 31, 2005.

(3) Effective January 1, 2002, DSI entered into a Sub-Advisory Agreement with Massachusetts Financial Services Company ("MFS"), the investment Sub-Adviser of the ING MFS Mid Cap Growth and ING MFS Total Return Portfolios. The Sub-Advisory Agreement between DSI and MFS provides that the portfolio management fee paid to MFS will be calculated based upon the combined assets of the two portfolios managed by MFS, which has resulted in lower total Sub-Adviser fees. As a consequence of the savings realized by DSI under the new Sub-Advisory Agreement with MFS, DSI has voluntarily agreed to waive a portion of its management fee in connection with each Portfolio managed by MFS. For the year ended December 31, 2004, DSI waived $68,796 and $3,511 for ING MFS Mid Cap Growth and ING MFS Total Return Portfolios, respectively. This arrangement may be discontinued by DSI at any time. For the year ended December 31, 2005, DSI voluntarily waived a portion of its management fee for ING MFS Mid Cap Growth Portfolio in an amount equal to 0.01%.

(4) Effective May 2, 2005, Fidelity Management & Research Company ("FMR") has entered into a sub-/sub-advisory agreement with FMR Co., Inc. ("FMR Co.") under which it has delegated certain of its sub-advisory duties for the portfolios to FMR Co. FMR Co. provides investment management services to equity and high income funds managed by FMR and its affiliates.

(5) For purposes of calculating fees under the Advisory Agreement, the assets of FMR(SM) Diversified Mid Cap shall be combined with the assets of UBS U.S. Allocation.

                            TOTAL ADVISORY FEES PAID

     The following chart sets forth the total amounts the Portfolios paid to the Advisers for the last three fiscal years ended December 31:



PORTFOLIO                                         2005          2004         2003
------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth           $4,451,039   $4,338,926   $3,038,760

ING Capital Guardian Small/Mid Cap            $ 3,309,563   $ 4,680,279   $2,984,748
ING Capital Guardian U.S. Equities            $ 4,683,606   $ 3,652,544   $3,052,061
ING Disciplined Small Cap Value                       N/A           N/A          N/A
ING Eagle Asset Capital Appreciation          $ 1,341,977   $ 1,439,545   $1,253,903
ING EquitiesPlus                                      N/A           N/A          N/A
ING Evergreen Health Sciences                 $   617,776   $   118,160          N/A
ING Evergreen Omega                           $   376,456   $    14,349          N/A
ING FMR(SM) Diversified Mid Cap               $ 2,358,665   $ 1,457,406   $  912,262
ING FMR(SM) Earnings Growth (2)               $   286,489           N/A          N/A
ING FMR(SM) Small Cap Equity                          N/A           N/A          N/A
ING Franklin Income                                   N/A           N/A          N/A
ING Global Real Estate                                N/A           N/A          N/A
ING Global Resources                          $ 1,870,178   $ 1,134,420   $  584,751
ING Goldman Sachs Tollkeeper(SM)              $   908,215   $   824,211   $  506,545
ING International                             $ 1,947,996   $ 1,940,279   $1,525,191
ING Janus Contrarian                          $   542,593   $   459,615   $  281,619
ING JPMorgan Emerging Markets Equity          $ 2,986,827   $ 1,651,813   $1,129,810
ING JPMorgan Small Cap Equity                 $ 2,310,359   $ 1,213,857   $  328,237
ING JPMorgan Value Opportunities (2)          $   433,696           N/A          N/A
ING Julius Baer Foreign                       $ 5,527,730   $ 1,573,295   $  195,736
ING Legg Mason Partners All Cap               $ 3,290,857   $ 3,447,539   $2,411,245
ING Legg Mason Value                          $ 3,589,860   $ 2,034,681   $1,526,514
ING Limited Maturity Bond                     $   951,705   $ 1,307,052   $1,713,529
ING Liquid Assets                             $ 2,483,025   $ 2,542,827   $2,686,836
ING Lord Abbett Affiliated (1)                $ 1,419,418   $ 1,230,604   $  823,421
ING Marsico Growth                            $ 6,837,516   $ 6,511,368   $5,560,753
ING Marsico International Opportunities (2)   $   307,251           N/A          N/A
ING Mercury Large Cap Growth                  $   465,940   $   135,945   $   76,638
ING Mercury Large Cap Value                   $   809,804   $   516,575   $  119,787
ING MFS Mid Cap Growth                        $ 4,333,651   $ 4,817,317   $4,026,704
ING MFS Total Return                          $10,100,623   $ 9,029,097   $7,319,677
ING MFS Utilities (2)                         $   427,418           N/A          N/A
ING Oppenheimer Main Street(R)                $ 3,727,350   $ 3,972,937   $3,773,588
ING PIMCO Core Bond                           $ 5,452,842   $ 3,755,448   $3,277,955
ING PIMCO High Yield                          $ 3,372,672   $ 2,036,321          N/A
ING Pioneer Fund (2)                          $   233,422           N/A          N/A
ING Pioneer Mid Cap Value (2)                 $ 1,503,942           N/A          N/A
ING Stock Index                               $ 1,024,537   $   492,276          N/A
ING T. Rowe Price Capital Appreciation        $14,684,774   $11,089,188   $7,842,825
ING T. Rowe Price Equity Income               $ 7,122,496   $ 5,507,279   $3,378,378
ING Templeton Global Growth (1)               $ 3,609,367   $ 3,650,883   $2,270,882
ING UBS U.S. Allocation                       $   844,615   $   655,016   $  387,232
ING Van Kampen Equity Growth                  $   622,472   $   411,959   $  141,263
ING Van Kampen Global Franchise               $ 2,237,025   $ 1,077,024   $  399,707
ING Van Kampen Growth and Income              $ 5,719,851   $ 5,293,534   $4,423,135
ING Van Kampen Real Estate                    $ 5,222,875   $ 2,830,711   $1,711,561
ING VP Index Plus International Equity        $    51,052           N/A          N/A
ING Wells Fargo Mid Cap Disciplined (1)       $ 1,924,757   $ 2,132,641   $1,982,033
ING Wells Fargo Small Cap Disciplined         $     3,164           N/A          N/A



(1) As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Portfolio is known as ING Templeton Global Growth Portfolio and ING Alliance Mid Cap Growth Portfolio is known as ING AllianceBernstein Mid Cap Growth Portfolio. As of April 28, 2006, ING Salomon Brothers All Cap Portfolio is known as ING Legg Mason Partners All Cap Portfolio.


(2)  For the period April 29, 2005 through December 31, 2005.

                                  SUB-ADVISERS


     The Advisers have engaged the services of certain Sub-Advisers to provide sub-advisory services to the Portfolios. The Trust, the respective Adviser and each Sub-Adviser have entered into Sub-Advisory Agreements, which were approved by the Trustees of the Trust and by shareholders of those Portfolios that are managed by affiliated Sub-Advisers of the Advisers. The Sub-Adviser of Van Kampen Global Franchise Portfolio, Morgan Stanley Investment Management Inc. ("MSIM, Inc."), has entered into a Sub-Advisory agreement with a MSIM, Inc.-affiliated entity, Morgan Stanley Investment Management Limited ("MSIML"), so that MSIM, Inc. may utilize MSIML's services as well as delegate some of its portfolio management responsibilities for the Portfolio to MSIML. The Sub-Adviser of FMR(SM) Diversified Mid Cap, FMR(SM) Earnings Growth and FMR(SM) Small Cap Equity, Fidelity Management & Research Company ("FMR"), has entered into a Sub-Sub-Advisory agreement with FMR Co., Inc. ("FMRC"), so that FMR may utilize FMRC's services as well as delegate the day-to-day investment management responsibilities for the Portfolio to FMRC.


                                SUB-ADVISORY FEES


     Pursuant to separate Sub-Advisory Agreements, the Advisers (and not the Trust) pay each Sub-Adviser for its services a monthly fee in arrears expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:



SUB-ADVISER                                PORTFOLIO                              SUB-ADVISORY FEE
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein L.P.                     ING AllianceBernstein Mid Cap Growth   0.75% of the first $10 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.625% on the next $10 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.50% on the next $20 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.375% on the next $20 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.25% of the Portfolio's average daily net
                                                                                  assets on amounts in excess $60 million

Capital Guardian Trust Company             ING Capital Guardian Small/Mid Cap     0.60% of the first $125 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.50% on the next $125 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.40% on the next $150 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.35% thereafter

                                           ING Capital Guardian U.S. Equities     0.50% on the first $150 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.45% on the next $150 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.35% on the next $200 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.30% on the next $500 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.275% on the next $1 billion of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.25% thereafter

Eagle Asset Management, Inc.               ING Eagle Asset Capital Appreciation   0.40% of the first $300 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.25% of the Portfolio's average daily net
                                                                                  assets in excess of $300 million

SUB-ADVISER                                PORTFOLIO                              SUB-ADVISORY FEE
----------------------------------------------------------------------------------------------------------------------------
Evergreen Investment Management            ING Evergreen Health Sciences          0.45% of the Portfolio's average daily net
Company, LLC                                                                      assets

                                           ING Evergreen Omega                    0.30% of the Portfolio's average daily net
                                                                                  assets

Fidelity Management & Research Company     ING FMR(SM) Diversified Mid Cap        0.40% of the first $250 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.35% of the Portfolio's average daily net
                                                                                  assets in excess of $250 million

                                           ING FMR(SM) Earnings Growth            0.40% of the first $250 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.35% of the Portfolio's average daily net
                                                                                  assets over $250 million

                                           ING FMR(SM) Small Cap Equity           0.60% of the first $150 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.55% of the Portfolio's average daily net
                                                                                  assets above $150 million

Franklin Advisers, Inc.                    ING Franklin Income (13)               0.625% of the first $50 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.465% on the next $150 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.375% on the next $300 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.35% on the next $300 million of the
                                                                                  Portfolio's average daily net assets; 0.30
                                                                                  % thereafter

Goldman Sachs Asset Management, L.P.       ING Goldman Sachs Tollkeeper(SM)       0.55% of the first $100 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.50% of the Portfolio's average daily net
                                                                                  assets over $100 million

ING Clarion Real Estate Securities L.P.    ING Global Real Estate (12)            0.40% on first $250 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.375% on the next $250 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.35% of the Portfolio's average daily net
                                                                                  assets above $500 million

ING Investment Management Co.              ING Disciplined Small Cap Value        0.2475% on first $500 million; 0.2250% on
                                                                                  next $500 million; 0.2025% thereafter

                                           ING EquitiesPlus                       0.135% of the Portfolio's average daily
                                                                                  net assets

                                           ING Global Resources                   0.40% of the Portfolio's average daily net
                                                                                  assets

                                           ING International                      0.45% on the first $500 million of the
                                                                                  Portfolio's average daily net assets; and

SUB-ADVISER                                PORTFOLIO                              SUB-ADVISORY FEE
----------------------------------------------------------------------------------------------------------------------------
                                                                                  0.36% of the Portfolio's average daily net
                                                                                  assets in excess of $500 million

                                           ING Limited Maturity Bond and ING      0.1575% of the first $200 million of the
                                           Liquid Assets Portfolio                Portfolios' combined average daily net
                                                                                  assets; 0.1350% on the next $300 million
                                                                                  of the Portfolios' average daily net
                                                                                  assets; and 0.1125% of the Portfolios'
                                                                                  average daily net assets in excess of $500
                                                                                  million

                                           ING Stock Index                        0.1170% of the Portfolio's average daily
                                                                                  net assets

SUB-ADVISER                                PORTFOLIO                              SUB-ADVISORY FEE
----------------------------------------------------------------------------------------------------------------------------
ING Investment Management Advisors, B.V.   ING VP Index Plus International        0.20% of the Portfolio's average daily net
                                           Equity                                 assets

Janus Capital Management LLC               ING Janus Contrarian                   0.45% of the first $500 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.425% on the next $500 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.40% thereafter

J.P. Morgan Investment Management Inc.     ING JPMorgan Small Cap Equity          0.55% of the first $200 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.50% on the next $300 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.45% on thereafter

                                           ING JPMorgan Value Opportunities       0.40% of the first $50 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.30% on the next $50 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.25% thereafter

                                           ING JPMorgan Emerging Markets Equity   0.60% of the first $75 million of the
                                           (2)                                    Portfolio's average daily net assets;
                                                                                  0.50% on the next $75 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.40% on the next $350 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.35% thereafter

Julius Baer Investment Management LLC      ING Julius Baer Foreign (3)            0.45% of the first $500 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.40% thereafter

Legg Mason Capital Management, Inc.        ING Legg Mason Value (1) (4)           0.70% of the first $50 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.45% on the next $50 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.40% on the next $50 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.35% on the  next $50 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.30% of the Portfolio's average daily net
                                                                                  assets over $200 million

Lord, Abbett & Co. LLC                     ING Lord Abbett Affiliated (1)(11)     0.35% of the first $200 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.27% on the next $200 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.25% of the Portfolio's average daily net
                                                                                  assets above $400 million

Marsico Capital Management, LLC            ING Marsico Growth and                 0.45% of the first $500 million of the
                                           ING Marsico International              Portfolios' combined average daily net
                                           Opportunities                          assets;
                                                                                  0.40% on the next $1 billion of the
                                                                                  Portfolios' average daily net assets; and
                                                                                  0.35% thereafter

SUB-ADVISER                                PORTFOLIO                              SUB-ADVISORY FEE
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Financial Services Company   ING MFS Mid Cap Growth (5)             0.35% of the first $500 million of the
                                           ING MFS Total Return (5)               Portfolio's average daily net assets;
                                           ING MFS Utilities  (5)                 0.30% on the next $1 billion of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.25% thereafter

Mercury Advisors                           ING Mercury Large Cap Growth           0.40% of the first $250 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.35% on the next $250 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.325% thereafter

                                           ING Mercury Large Cap Value            0.40% of the first $250 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.35% on the next $250 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.325% thereafter

Morgan Stanley Investment Management Inc.  ING Van Kampen Growth and Income       0.50% of the first $100 million of the
d/b/a Van Kampen                                                                  Portfolio's average daily net assets;
                                                                                  0.40% on the next $100 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.30% on the next $100 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.25% on the next $700 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.20% thereafter

                                           ING Van Kampen Real Estate             0.50% of the first $200 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.40% thereafter

                                           ING Van Kampen Global Franchise        0.65% of the first $150 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.55% on the next $150 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.45% on the next $200 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.40% thereafter

                                           ING Van Kampen Equity Growth           0.35% of the first $2 billion of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.32% on the next $1 billion of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.30% thereafter

OppenheimerFunds, Inc.                     ING Oppenheimer Main Street (R)(6)     0.30% if total assets as defined below at
                                           (7)                                    any month-end are less than or equal to
                                                                                  $1 billion;
                                                                                  0.23% if total assets as defined below at
                                                                                  any month-end are in excess of $1 billion

Pacific Investment Management Company      ING PIMCO Core Bond                    0.25% of the Portfolio's average daily net
LLC                                                                               assets

SUB-ADVISER                                PORTFOLIO                              SUB-ADVISORY FEE
----------------------------------------------------------------------------------------------------------------------------
                                           ING PIMCO High Yield                   0.25% of the Portfolio's average daily net
                                                                                  assets

Pioneer Investment Management, Inc.        ING Pioneer Fund                       0.40% of the first $500 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.35% on the next $500 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.30% of the Portfolio's average daily net
                                                                                  assets in excess of $1 billion

                                           ING Pioneer Mid Cap Value              0.35% of the Portfolio's average daily net
                                                                                  assets

Salomon Brothers Asset Management Inc.     ING Legg Mason Partners All Cap        0.43% of the first $150 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.40% on the next $350 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.35% of the Portfolio's average daily net
                                                                                  assets above $500 million

T.Rowe Price Associates                    ING T. Rowe Price Capital              Assets up to $500 million:
                                           Appreciation(8)(11)                    0.50% on the first $250 million average
                                                                                  daily net assets
                                                                                  0.40% on assets over $250 million average
                                                                                  daily net assets

                                                                                  When assets exceed $500 million:
                                                                                  0.40% on the first $1 billion
                                                                                  0.35% on assets over $1 billion

                                                                                  When assets exceed $2 billion:
                                                                                  0.40% on the first $500 million
                                                                                  0.35% on assets over $500 million

                                                                                  When assets exceed $3 billion:

                                                                                  0.35% on all assets once assets exceed
                                                                                  $3 billion

                                           ING T. Rowe Price Equity Income        0.40% of the first $250 million of the
                                           Portfolio (8)                          Portfolio's average daily net assets;
                                                                                  0.375% on the next $250 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.35% thereafter

Templeton Global Advisors Limited          ING Templeton Global Growth (1)(12)    0.625% of the first $50 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.465% on the next $150 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.375% on the next $300 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.35% on the next $300 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.30 % on assets thereafter

SUB-ADVISER                                PORTFOLIO                              SUB-ADVISORY FEE
----------------------------------------------------------------------------------------------------------------------------
UBS Global Asset Management                ING UBS U.S. Allocation                0.40% of the first $100 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.35% on the next $200 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.30% on the next $200 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.25% thereafter

Wells Capital Management, Inc.             ING Wells Fargo Mid Cap Disciplined    0.55% of the first $50 million of the
                                           (1)                                    Portfolio's average daily net assets;
                                                                                  0.50% on the next $50 million of the
                                                                                  Portfolio's average daily net assets;
                                                                                  0.45% on the next $200 million of the
                                                                                  Portfolio's average daily net assets; and
                                                                                  0.40% on assets thereafter

                                           ING Wells Fargo Small Cap Disciplined  0.60% of the Portfolio's average daily net assets



(1) As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio and ING Alliance Mid Cap Growth Portfolio is known as ING AllianceBernstein Mid Cap Growth Portfolio. As of April 28, 2006, ING Salomon Brothers All Cap Portfolio is known as ING Legg Mason Partners All Cap Portfolio.

(2) J..P. Morgan Investment Management Inc. serves as the Sub-Adviser to ING JPMorgan Emerging Markets Equity Portfolio. ING Investment Management Advisors B.V. served as the Sub-Adviser to ING JPMorgan Emerging Markets Equity Portfolio (formerly, ING Developing World Portfolio) from March 1, 2004 through April 29, 2005. Baring International Investment Limited served as the Sub-Adviser from March 1, 1999 through February 29, 2004.

(3) For purposes of calculating fees under the sub-advisory agreement with Julius Baer Investment Management LLC, the assets of the Portfolio will be aggregated with the assets of ING Foreign Fund, a series of ING Mutual Funds, which is not a party to the sub-advisory agreement. The aggregated assets will be applied to the above schedule and the resulting fee rate shall be prorated back to the two funds and their respective investment adviser based on relative net assets.

(4) Legg Mason Capital Management, Inc. serves as the Sub-Adviser to ING Legg Mason Value Portfolio (formerly known as ING Janus Growth and Income Portfolio) as of May 3, 2004. Janus Capital Management LLC served as Sub-Adviser from October 2, 2000 through April 30, 2004.

(5) For purposes of applying the fee schedule, assets of all ING affiliated portfolios that are sub-advised by Massachusetts Financial Services Company are considered when calculating aggregate average daily net assets under management.

(6) OppenheimerFunds, Inc. serves as the Sub-Adviser to ING Oppenheimer Main Street Portfolio(R) (formerly known as ING MFS Research Portfolio) as of November 8, 2004. Massachusetts Financial Services Company served as sub-adviser from August 10, 1998 through November 7, 2004.

(7) The assets of ING Oppenheimer Main Street Portfolio(R) are aggregated with those of ING Oppenheimer Global Portfolio and ING Oppenheimer Strategic Income Portfolio, two series managed by an affiliate of DSI and sub-advised by OppenheimerFunds, Inc.

(8) The fees payable under the Sub-Advisory Agreement are subject to a preferred provider discount. For purposes of this discount, the assets of the Series will be aggregated with those of ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING T. Rowe Price Growth Equity Portfolio (the "IPI Portfolios"), each a series of ING Partners, Inc. that is managed by an affiliate of the Adviser and sub-advised by the Sub-Adviser. The discount will be calculated based on the aggregate assets of the Series and the IPI Portfolios as follows, and will be applied to any fees payable by a Series.

Aggregate assets between $750 million and $1.5 billion = 5% discount s o

          - Aggregate assets between $1.5 billion and $3.0 billion = 7.5% discount

          -    Aggregate assets greater than $3.0 billion = 10% discount

(9) Lord, Abbett & Co. LLC serves as Sub-Adviser to the Portfolio as of December 1, 2005. Salomon Brothers Asset Management, Inc. served as sub-adviser to the Portfolio from February 1, 2000 through November 30, 2005.

(10) Templeton Global Advisors Limited serves as the Sub-Adviser to ING Templeton Global Growth Portfolio (formerly known as ING Capital Guardian Managed Portfolio) as of December 5, 2005. ING Capital Guardian Trust Company served as Sub-Adviser from February 1, 2000 through December 4, 2005. Assets of ING Franklin Income and ING Templeton Global Growth Portfolios will be aggregated with the assets of

(11) The Sub-Adviser provides a transactional credit to the Adviser when Portfolio assets are between $2.39 billion and $3.00 billion. The transactional credit is intended to lessen the impact on the sub-advisory fees payable by ING to T. Rowe Price Capital Appreciation Portfolio when the Portfolio's assets decline below $3 billion and application of the tiered fee rate structure is triggered.

     ING Templeton Foreign Equity Portfolio (a series managed by an affiliate of DSI), which is not a party to the Sub-Advisory Agreement, in calculating the Sub-Adviser's fee at the above stated rate.

(11) For purposes of calculating fees under the Agreement, the assets of ING Franklin Income Portfolio shall be aggregated with the assets of ING Templeton Foreign Equity Portfolio (a series managed by an affiliate of the Advisers) and ING Templeton Global Growth Portfolio.

(12) For purposes of calculating fees under the Agreement, the assets of ING Global Real Estate Portfolio shall be aggregated with the assets of ING Global Real Estate Fund.

(13) For purposes of calculating fees under the Sub-Advisory Agreement with Morgan Stanley Investment Management, Inc., the assets of the Portfolio will be aggregated with the assets of ING Van Kampen Comstock Portfolio (a series managed by an affiliate of the Advisers).

                           TOTAL SUB-ADVISER FEES PAID

     The following chart sets forth the total amounts paid by the Advisers to each Sub-Adviser for the last three fiscal years ended December 31:



SUB-ADVISER                                             2005         2004         2003
-----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN L.P.

ING AllianceBernstein Mid Cap Growth Portfolio (1)   $1,611,380   $1,569,511   $1,127,263

BARING INTERNATIONAL INVESTMENT LIMITED
ING Global Resources Portfolio (11)                  $1,156,008   $  688,043   $  343,219
ING JPMorgan Emerging Markets Equity Portfolio(2)       N/A       $  182,828   $  677,886

CAPITAL GUARDIAN TRUST COMPANY
ING Templeton Global Growth Portfolio (1) (14)       $1,793,206   $2,093,644   $1,638,449
ING Capital Guardian Small/Mid Cap Portfolio         $2,363,245   $2,711,085   $2,270,239
ING Capital Guardian U.S. Equities Portfolio         $2,525,121   $2,523,691   $1,796,091

EAGLE ASSET MANAGEMENT, INC.
ING Eagle Asset Capital Appreciation Portfolio       $ 828,597    $  872,784   $  734,346

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC
ING Evergreen Health Sciences Portfolio              $  370,666   $   70,896      N/A
ING Evergreen Omega Portfolio                        $  188,227   $    7,174      N/A

FIDELITY MANAGEMENT & RESEARCH COMPANY
ING UBS U.S. Allocation Portfolio (3)                   N/A          N/A       $   73,258
ING FMR(SM) Diversified Mid Cap Portfolio            $1,502,533   $  971,386   $  608,175
ING FMR(SM) Earnings Growth Portfolio                $  193,306      N/A          N/A
ING FMR(SM) Small Cap Equity Portfolio                  N/A          N/A          N/A

FRANKLIN ADVISERS, INC.
ING Franklin Income Portfolio                           N/A          N/A          N/A

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
ING Goldman Sachs Tollkeeper(SM) Portfolio           $  370,014   $  427,368   $  300,761
ING CLARION REAL ESTATE SECURITIES L.P.
ING Global Real Estate Portfolio                        N/A          N/A          N/A

ING INVESTMENT MANAGEMENT ADVISORS, B.V.
ING JPMorgan Emerging Markets Equity Portfolio (2)   $  227,146      N/A          N/A
ING VP Index Plus International Equity Portfolio     $    9,696      N/A          N/A

SUB-ADVISER                                                 2005         2004         2003
---------------------------------------------------------------------------------------------
ING INVESTMENT MANAGEMENT CO.
ING Disciplined Small Cap Value                             N/A          N/A           N/A
ING EquitiesPlus Portfolio                                  N/A          N/A           N/A
ING Global Resources Portfolio (1)(11)                      N/A          N/A           N/A
ING International Portfolio (4)                          $  876,597   $1,000,770   $  404,460
ING Limited Maturity Bond Portfolio (5)                  $  428,270   $  738,995   $  341,809
ING Liquid Assets Portfolio (6)                          $1,117,361   $1,052,852   $  317,116
ING Stock Index Portfolio                                $  461,078   $  191,081       N/A

ING INVESTMENT MANAGEMENT LLC
ING Limited Maturity Bond Portfolio (5)                     N/A          N/A       $  729,303
ING Liquid Assets Portfolio (6)                             N/A          N/A       $  722,291

ING INVESTMENTS, LLC
ING International Portfolio (4)                             N/A          N/A       $  523,497

JANUS CAPITAL MANAGEMENT LLC
ING Legg Mason Value Portfolio (7)                          N/A       $  342,752   $  949,179
ING Janus Contrarian Portfolio (1)                       $  309,490   $  257,782   $  182,522

JENNISON ASSOCIATES LLC
ING Wells Fargo Mid Cap Disciplined Portfolio (1) (12)   $  929,951   $1,516,896   $1,368,372

J.P. MORGAN INVESTMENT MANAGEMENT INC.
ING JPMorgan Emerging Markets Equity Portfolio (2)       $  858,020   $  597,735   $  677,886
ING JPMorgan Small Cap Equity Portfolio                  $1,436,685   $  808,884   $  218,826
ING JPMorgan Value Opportunities Portfolio               $  336,047      N/A           N/A

J.P. MORGAN FLEMING ASSET MANAGEMENT (USA) INC.
ING Julius Baer Foreign Portfolio (8)                       N/A          N/A       $   58,247

JULIUS BAER INVESTMENT MANAGEMENT LLC
ING Julius Baer Foreign Portfolio (8)                    $2,601,598   $  736,683   $   44,396

LEGG MASON CAPITAL MANAGEMENT, INC.
ING Legg Mason Value Portfolio (7)                       $1,715,734   $  766,777   $  949,179

LORD, ABBETT & CO. LLC
ING Lord Abbett Affiliated Portfolio (1) (13)            $   54,440        N/A         N/A

MARSICO CAPITAL MANAGEMENT LLC
ING Marsico Growth Portfolio                             $3,797,503   $3,627,525   $3,071,772
ING Marsico International Opportunities Portfolio (4)    $  240,942       N/A          N/A

MASSACHUSETTS FINANCIAL SERVICES COMPANY

ING Oppenheimer Main Street Portfolio(R) (9)                N/A       $1,469,614   $1,675,310
ING MFS Mid-Cap Growth Portfolio                         $1,974,241   $2,144,786   $1,787,061
ING MFS Total Return Portfolio                           $4,599,969   $3,569,463   $3,249,118
ING MFS Utilities Portfolio                              $  204,676       N/A          N/A

MERCURY ADVISORS
ING Mercury Large Cap Growth Portfolio (10)              $  239,699   $   84,963   $   47,898
ING Mercury Large Cap Value Portfolio (10)               $  447,434   $  322,860   $   74,867

SUB-ADVISER                                                     2005         2004         2003
-------------------------------------------------------------------------------------------------
MORGAN STANLEY INVESTMENT MANAGEMENT INC. D/B/A VAN KAMPEN
ING Van Kampen Equity Growth Portfolio                       $  371,709   $  285,202   $   84,758
ING Van Kampen Global Franchise Portfolio                    $1,383,216   $  699,903   $  259,808
ING Van Kampen Growth and Income Portfolio                   $2,658,024   $2,456,038   $2,069,379
ING Van Kampen Real Estate Portfolio                         $3,428,681   $1,917,507   $1,201,685

OPPENHEIMERFUNDS, INC.
ING Oppenheimer Main Street Portfolio(R) (9)                 $1,350,095   $  723,712       N/A

PACIFIC INVESTMENT MANAGEMENT LLC
ING PIMCO Core Bond Portfolio                                $2,342,201   $1,570,659   $1,353,617
ING PIMCO High Yield Portfolio                               $1,720,746   $1,042,592       N/A

PIONEER INVESTMENT MANAGEMENT, INC.
ING Pioneer Fund Portfolio                                   $  124,492       N/A          N/A
ING Pioneer Mid Cap Value Portfolio                          $  817,517       N/A          N/A

SALOMON BROTHERS ASSET MANAGEMENT INC
ING Lord Abbett Affiliated Portfolio (1) (13)                $  690,826   $  645,840   $  459,044
ING Legg Mason Partners All Cap Portfolio (1)                $1,747,737   $1,809,529   $1,412,071

T. ROWE PRICE ASSOCIATES, INC.
ING T. Rowe Price Capital Appreciation Portfolio             $7,456,867   $6,024,458   $4,408,016
ING T. Rowe Price Equity Income Portfolio                    $4,090,205   $2,973,368   $1,884,203

TEMPLETON GLOBAL ADVISERS LIMITED
ING Templeton Global Growth Portfolio (1) (14)               $  122,192       N/A          N/A

UBS ASSET MANAGEMENT (AMERICAS) INC.
ING UBS U.S. Allocation Portfolio (1) (3)                    $  464,757   $  391,312   $  180,971

WELLS CAPITAL MANAGEMENT, LLC
ING Wells Fargo Mid Cap Disciplined Portfolio (1) (12)       $  473,944       N/A          N/A
ING Wells Fargo Small Cap Disciplined Portfolio              $    2,466       N/A          N/A


----------

(1) As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio and ING Alliance Mid Cap Growth Portfolio is known as ING AllianceBernstein Mid Cap Growth Portfolio. As of April 28, 2006, ING Salomon Brothers All Cap Portfolio is known as ING Legg Mason Partners All Cap Portfolio.

(2) Effective April 29, 2005, ING JPMorgan Emerging Markets Equity Portfolio Portfolio is sub-advised by J.P. Morgan Investment Management Inc. From March 1, 2004 through April 28, 2005, the Portfolio was sub-advised by ING Investment Management Advisors B.V., which received the fees set out in the table above for the period March 1, 2004 through April 28, 2005. From March 15, 2000 through March 1, 2004, the Portfolio was sub-advised by Baring International Investment Limited, which received the fees set out in the table above for the period March 15, 1999 through March 1, 2004.

(3) Effective May 1, 2003, ING UBS U.S. Allocation Portfolio is sub-advised by UBS Asset Management Inc. From October 2, 2000 through May 1, 2003, the Portfolio was sub-advised by Fidelity Management and Research Company, which received the fees set out in the table above for the period October 2, 2000 through May 1, 2003.

(4) Effective September 2, 2003, ING International Portfolio is sub-advised by ING Investment Management Co. From December 17, 2001, through September 1, 2003, the Portfolio was sub-advised by ING Investments, LLC, which received the fees set out in the table above for the period ended September 1, 2003.

(5) Effective September 2, 2003, ING Limited Maturity Bond Portfolio is sub-advised by ING Investments Management Co. From January 2, 1998 through September 1, 2003, the Portfolio was sub-advised by ING Investment Management, LLC, which received the fees set out in the table above for the period ended September 1, 2003.

(6) Effective September 2, 2003, ING Liquid Assets Portfolio is sub-advised by ING Investment Management Co. From January 2, 1998 through September 1, 2003, the Portfolio was sub-advised by ING Investment Management, LLC, which received the fees set out in the table above for the period ended September 1, 2003.

(7) Effective May 3, 2004, ING Legg Mason Value Portfolio is sub-advised by Legg Mason Capital Management, Inc. From September 9, 2002 through May 2, 2004, the Portfolio was sub-advised by Janus Capital Management LLC, which received the fees set out in the table above for the period ended May 2, 2004.

(8) Effective September 2, 2003, ING Julius Baer Foreign Portfolio is sub-advised by Julius Baer Investment Management LLC. From May 1, 2002 through September 1, 2003, the Portfolio was sub-advised by J.P. Morgan Fleming Asset Management (USA) Inc., which received the fees set out in the table above for the period ended September 1, 2003.

(9) Effective November 8, 2004, ING Oppenheimer Main Street Portfolio(R) is sub-advised by OppenheimerFunds, Inc. From August 10, 1998 through November 5, 2004, the Portfolio was sub-advised by Massachusetts Financial Services Company, which received the fees set out in the table above for the period ended November 5, 2004.

(10) Portfolio commenced operations on May 1, 2002.

(11) Effective January 3, 2006, ING Global Resources Portfolio is sub-advised by ING IM. From March 1, 1999 through December 31, 2005, the Portfolio was sub-advised by Baring International Limited, which received the fees set out in the table above for the period ended December 31, 2005.

(12) Effective August 29, 2005, ING Wells Fargo Mid Cap Disciplined Portfolio is sub-advised by Wells Capital Management, LLC. From July 31, 2002 through August 29, 2005, the Portfolio was sub-advised by Jennison Associates LLC, which received the fees set out in the table above for the period July 31, 2002 through August 29, 2005.

(13) Effective December 1, 2005, ING Lord Abbett Affiliated Portfolio is sub-advised by Lord, Abbett & Co. LLC. From February 1, 2000 through December 1, 2005, the Portfolio was sub-advised by Salomon Brothers Asset Management Inc, which received the fees set out in the table above for the period February 1, 2000 through December 1, 2005.

(14) Effective December 5, 2005, ING Templeton Global Growth Portfolio is sub-advised by Templeton Global Advisors Limited. From January 28, 2000 through December 5, 2005, the Portfolio was sub-advised by Capital Guardian Trust Company, which received the fees set out in the table above for the period January 28, 2000 through December 5, 2005.


OTHER INFORMATION ABOUT PORTFOLIO MANAGERS


ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                     REGISTERED INVESTMENT     OTHER POOLED INVESTMENT
                           COMPANIES                   VEHICLES                OTHER ACCOUNTS
                   --------------------------------------------------------------------------------
                   NUMBER OF                  NUMBER OF                  NUMBER OF
PORTFOLIO MANAGER   ACCOUNTS   TOTAL ASSETS    ACCOUNTS  TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS
--------------------------------------------------------------------------------------------------
Catherine Wood         5      $5,537,465,858      30     $8,880,542,000      52     $1,416,910,080


     There were no accounts for which advisory fee is based on performance.


POTENTIAL CONFLICTS OF INTEREST

     As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

     EMPLOYEE PERSONAL TRADING. AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

     MANAGING MULTIPLE ACCOUNTS FOR MULTIPLE CLIENTS. AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.

     ALLOCATING INVESTMENT OPPORTUNITIES. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

     AllianceBernstein's procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

     To address these conflicts of interest, AllianceBernstein's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (E.G., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     AllianceBernstein's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals' annual compensation is comprised of the following:

          (i) FIXED BASE SALARY: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

          (ii) DISCRETIONARY INCENTIVE COMPENSATION IN THE FORM OF AN ANNUAL CASH BONUS: AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (E.G., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein's leadership criteria.

          (iii) DISCRETIONARY INCENTIVE COMPENSATION IN THE FORM OF AWARDS UNDER ALLIANCEBERNSTEIN'S PARTNERS COMPENSATION PLAN ("DEFERRED AWARDS"):
          AllianceBernstein's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein's clients and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein's publicly traded equity securities.(1)

          (iv) CONTRIBUTIONS UNDER ALLIANCEBERNSTEIN'S PROFIT SHARING/401(k)
          PLAN: The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans:

                    DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------

----------
(1) Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of AllianceBernstein's Master Limited Partnership Units.

Catherine Wood      None

ING CAPITAL GUARDIAN SMALL/ MID CAP PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005:



                       REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                           COMPANIES (1)             VEHICLES (2)         OTHER ACCOUNTS (3) (4)
                     ----------------------------------------------------------------------------
                     NUMBER OF   TOTAL ASSETS  NUMBER OF   TOTAL ASSETS  NUMBER OF   TOTAL ASSETS
PORTFOLIO MANAGER     ACCOUNTS  (IN BILLIONS)   ACCOUNTS  (IN BILLIONS)   ACCOUNTS  (IN BILLIONS)
-------------------------------------------------------------------------------------------------
James Kang               9          $4.75          6          $1.71          85         $20.36
Karen Miller            13          $5.61         15          $2.70         101         $23.60
Kathy Peters             2          $0.15          5          $0.68           3         $ 0.41
Ted Samuels             11          $5.46         10          $5.35         447         $35.07
Lawrence R. Solomon      2          $0.15          5          $0.68           3         $ 0.41



(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4) Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio managers and their families are not reflected.


     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005 for which the advisory fee is based on performance:


                       REGISTERED INVESTMENT   OTHER POOLED INVESTMENT
                           COMPANIES (1)             VEHICLES (2)         OTHER ACCOUNTS (3) (4)
                     ----------------------------------------------------------------------------
                     NUMBER OF   TOTAL ASSETS  NUMBER OF   TOTAL ASSETS  NUMBER OF   TOTAL ASSETS
PORTFOLIO MANAGER     ACCOUNTS  (IN BILLIONS)   ACCOUNTS  (IN BILLIONS)   ACCOUNTS  (IN BILLIONS)
-------------------------------------------------------------------------------------------------
James Kang               0           N/A           0           N/A           3          $2.85
Karen Miller             0           N/A           0           N/A           3          $2.85

Kathy Peters             0           N/A           0           N/A           0          $0
Ted Samuels              0           N/A           0           N/A           4          $3.01
Lawrence R.              0           N/A           0           N/A           0          $0
Solomon



(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4) Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio managers and their families are not reflected.


POTENTIAL CONFLICTS OF INTEREST


     CGTC has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager's management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, CGTC believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     At CGTC, portfolio managers and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results and also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise.

     The benchmarks used to measure performance of the portfolio managers for the ING Capital Guardian Small/Mid Cap Portfolio include the Russell Midcap(R) Index and the Custom Russell 2800 Index which includes the Russell 2000(R) Index and the Russell Midcap(R) Index.


PORTFOLIO MANGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:



                      DOLLAR RANGE OF
PORTFOLIO MANAGER     FUND SHARES OWNED
-------------------   -----------------
James S. Kang               None
Karen A. Miller             None
Kathryn M. Peters           None
Theodore R. Samuels         None
Lawrence R. Solomon         None


ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

OTHER ACCOUNTS MANAGED


     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005:

                      REGISTERED INVESTMENT     OTHER POOLED INVESTMENT
                         COMPANIES  (1)               VEHICLES (2)           OTHER ACCOUNTS (3) (4)
                   ---------------------------------------------------------------------------------
    PORTFOLIO      NUMBER OF    TOTAL ASSETS   NUMBER OF    TOTAL ASSETS   NUMBER OF    TOTAL ASSETS
     MANAGER        ACCOUNTS   (IN BILLIONS)    ACCOUNTS   (IN BILLIONS)    ACCOUNTS   (IN BILLIONS)
----------------------------------------------------------------------------------------------------
Terry Berkemeier       7           $ 3.74           9          $ 5.49         159         $ 47.29
Michael Ericksen      11           $ 4.50          23          $17.61         390         $109.14
David Fisher          22           $21.40          33          $46.79         324         $103.73
Karen Miller          13           $ 5.48          15          $ 2.70         101         $ 23.60
Ted Samuels           11           $ 5.33          10          $ 5.35         447         $ 35.07
Gene Stein            11           $ 5.06          14          $ 6.79         141         $ 43.39
Alan Wilson           10           $ 6.32           8          $ 2.13          97         $ 27.20



(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4) Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio managers and their families are not reflected.

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005 for which the advisory fee is based on performance:



                      REGISTERED INVESTMENT     OTHER POOLED INVESTMENT
                         COMPANIES  (1)               VEHICLES (2)           OTHER ACCOUNTS (3) (4)
                   ---------------------------------------------------------------------------------
    PORTFOLIO      NUMBER OF    TOTAL ASSETS   NUMBER OF    TOTAL ASSETS   NUMBER OF    TOTAL ASSETS
     MANAGER        ACCOUNTS   (IN BILLIONS)    ACCOUNTS   (IN BILLIONS)    ACCOUNTS   (IN BILLIONS)
----------------------------------------------------------------------------------------------------
Terry Berkemeier       0            N/A             0           N/A           13           $ 7.22
Michael Ericksen       0            N/A             0           N/A           58           $24.79
David Fisher           1           $0.87            3          $0.63          14           $ 9.39
Karen Miller           0            N/A             0           N/A            3           $ 2.85
Ted Samuels            0            N/A             0           N/A            4           $ 3.01
Gene Stein             0            N/A             0           N/A            8           $ 6.42
Alan Wilson            0            N/A             0           N/A            6           $ 3.54



(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4) Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio managers and their families are not reflected.


POTENTIAL CONFLICTS OF INTEREST


     CGTC has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager's management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, CGTC believes that all issues relating to potential material conflicts of interest involving this Portfolio and its other managed accounts have been addressed.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     At CGTC, portfolio managers and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results and also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise.

     The benchmarks used to measure performance of the portfolio managers for the ING Capital Guardian U.S. Equities Portfolio include the S&P 500(R) Index and a customized Growth and Income index based on the Lipper Growth and Income Index.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:



                    DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
Terry Berkheheier          None
Michael Ericksen           None
David Fisher               None
Karen Miller               None
Ted Samuels                None
Gene Stein                 None
Alan Wilson                None



ING DISCIPLINED SMALL CAP VALUE PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005:



                      REGISTERED INVESTMENT         OTHER POOLED INVESTMENT      OTHER ACCOUNTS
                      COMPANIES                     VEHICLES
                      ------------------------------------------------------------------------------------
    PORTFOLIO         NUMBER OF     TOTAL ASSETS     NUMBER OF    TOTAL ASSETS   NUMBER OF    TOTAL ASSETS
     MANAGER           ACCOUNTS    (IN BILLIONS)      ACCOUNTS   (IN BILLIONS)    ACCOUNTS   (IN BILLIONS)
----------------------------------------------------------------------------------------------------------
Omar Aguilar, Ph.D.   44          $16,050,225,514   0            N/A             4           $982,057,596



POTENTIAL CONFLICTS OF INTEREST

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

     While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

     Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

     ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

     A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

     Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Compensation consists of (a) base salary and (b) bonus, which is based on ING IM performance, 1 year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the Lipper International Multi-Cap Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a "scorecard" that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for mutual fund accounts managed by the team.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                      DOLLAR RANGE OF
PORTFOLIO MANAGER     FUND SHARES OWNED
-------------------   -----------------
Omar Aguilar, Ph.D.   None



ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005:



                     REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                     COMPANIES                  VEHICLES                   OTHER ACCOUNTS
-----------------------------------------------------------------------------------------------------
     PORTFOLIO       NUMBER OF                  NUMBER OF                  NUMBER OF
       MANAGER       ACCOUNTS    TOTAL ASSETS   ACCOUNTS    TOTAL ASSETS   ACCOUNTS    TOTAL ASSETS
-----------------------------------------------------------------------------------------------------
Richard Skeppstrom   4           $170,812,036   0           N/A            6,331       $1,942,836,769
John Jordan II       4           $170,812,036   0           N/A            6,331       $1,942,836,769
Craig Dauer          4           $170,812,036   0           N/A            6,331       $1,942,836,769
Robert Marshall      4           $170,812,036   0           N/A            6,331       $1,942,836,769


There were no accounts for which the advisory fee was based on performance.

POTENTIAL CONFLICTS OF INTEREST


     Eagle's portfolio management team manages other accounts with investment strategies similar to the Portfolio. Certain conflicts of interest may arise in connection with the management of multiple portfolios. As noted above, fees vary among these accounts and the portfolio manager may personally invest in some of these accounts. This could create potential conflicts of interest where a portfolio manager may favor certain accounts over others, resulting in other accounts outperforming the Portfolio. Other potential conflicts include conflicts in the allocation of investment opportunities and aggregated trading. However, Eagle has developed and implemented policies and procedures designed to ensure that all clients are treated equitably. In addition, compliance oversight and monitoring ensures adherence to policies designed to avoid conflicts. Also, as indicated in Eagle's Code of Ethics there are certain procedures in place to avoid conflicts of interest when the Manager and other investment personnel of Eagle buy or sell securities also owned by, or bought or sold for clients.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     All portfolio managers receive a fixed base salary and participate in a revenue-sharing program. The revenue sharing program pays variable bonuses based on revenues in accounts under management and the relative (pre-tax) performance, typically 1 and 3 year performance of these accounts. Most portfolio managers also participate in a non-qualified stock option program. All portfolio managers also receive benefits from the parent company, including a 401(k) plan, profit sharing plan, Long-Term Incentive Plan and Employee Stock Purchase Plan.


     PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                          DOLLAR RANGE OF
PORTFOLIO MANAGER         FUND SHARES OWNED
----------------------    -----------------
Richard Skeppstrom, II    None

Robert R. Marshall       None
E. Craig Dauer           None
John G. Jordan, III      None



ING EQUITIESPLUS PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:


                      REGISTERED  INVESTMENT COMPANIES   OTHER POOLED INVESTMENT VEHICLES         OTHER ACCOUNTS
                      -----------------------------------------------------------------------------------------------
                         NUMBER OF     TOTAL ASSETS          NUMBER OF    TOTAL ASSETS      NUMBER OF    TOTAL ASSETS
PORTFOLIO MANAGER         ACCOUNTS    (IN BILLIONS)          ACCOUNTS    (IN BILLIONS)       ACCOUNTS   (IN BILLIONS)
                      -----------------------------------------------------------------------------------------------
James B. Kauffmann*         41       $14,051,506,591            14       $1,869,777,360        30        $9,009,842,871



* 1 account with $468,846,079 in assets under management receives a performance-based fee.


POTENTIAL CONFLICTS OF INTEREST

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

     While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

     Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

     ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

     A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.


     Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Compensation consists of (a) base salary and (b) bonus, which is based on ING IM performance, 1 year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.


     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the Lehman Brothers 1-3 Year Government/Credit Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a "scorecard" that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for mutual fund accounts managed by the team.


     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                     DOLLAR RANGE OF
PORTFOLIO MANAGER    FUND SHARES OWNED
------------------   -----------------
James B. Kauffmann   None



ING EVERGREEN HEALTH SCIENCES PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                    REGISTERED INVESTMENT COMPANIES   OTHER POOLED INVESTMENT VEHICLES        OTHER ACCOUNTS
                    -------------------------------   --------------------------------   ------------------------
                        NUMBER OF                          NUMBER OF                     NUMBER OF
PORTFOLIO MANAGER       ACCOUNTS    TOTAL ASSETS           ACCOUNTS    TOTAL ASSETS      ACCOUNTS    TOTAL ASSETS

Liu-Er Chen                 2       $674,818,979               0           N/A              0             N/A


None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST


     A portfolio manager may experience certain conflicts of interest in managing the Fund's investments, on the one hand, and the investments of other accounts, including the Evergreen funds, on the other. For example, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. Evergreen Investment Management Company, LLC ("EIMC") has policies and procedures to address potential conflicts of interest relating to the allocation of investment opportunities. EIMC's policies and procedures relating to the allocation of investment opportunities address these potential conflicts by limiting portfolio manager discretion and are intended to result in fair and equitable allocations among all products managed by that portfolio manager or team that might be eligible for a particular investment. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

     The management of multiple funds and other accounts may give rise to potential conflicts of interest, particularly if the funds and accounts have different objectives, benchmarks and time horizons, as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the management of other accounts may require the portfolio manager to devote less than all of his or her time to a fund, which may constitute a conflict with the interest of the fund. EIMC seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing in large capitalization equity securities. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

     As noted above, EIMC does not receive a performance fee for its management of the Fund or the other funds managed by Ms. Cullinane or Mr. Chen. EIMC and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund--for instance, those that pay a higher advisory fee and/or have a performance fee. The policies of EIMC, however, require that portfolio managers treat all accounts they manage equitably and fairly.

     EIMC has a policy allowing it to aggregate sale and purchase orders of securities for all accounts with similar orders if, in EIMC's reasonable judgment, such aggregation is reasonably likely to result generally in lower per-share brokerage commission costs. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transactions were not being executed concurrently for other accounts. In addition, in many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. EIMC has also adopted policies and procedures in accordance with Rule 17a-7 under the 1940 Act relating to transfers effected without a broker-dealer between registered investment companies or a registered investment company client and another advisory client, to ensure compliance with the rule and fair and equitable treatment of both clients involved in such transactions.

     Portfolio managers may also experience certain conflicts between their own personal interests and the interests of the accounts they manage, including the Funds. One potential conflict arises from the weighting methodology used in determining bonuses, as described below, which may give a portfolio manager an incentive to allocate a particular investment opportunity to a product that has a greater weighting in determining his or her bonus. Another potential conflict may arise if a portfolio manager were to have a larger personal investment in one fund than he or she does in another, giving the portfolio manager an incentive to allocate a particular investment opportunity to the fund in which he or she holds a larger stake. EIMC's Code of Ethics addresses potential conflicts of interest that may arise in connection with a portfolio manager's activities outside EIMC by prohibiting, without prior written approval from the Code of Ethics Compliance Officer, portfolio managers from participating in investment clubs and from providing investment advice to, or managing, any account or portfolio in which the portfolio manager does not have a beneficial interest and that is not a client of EIMC.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Investment professionals' compensation consists primarily of a base salary and an annual bonus. Each portfolio manager's base salary is reviewed annually and adjusted based on consideration of various factors specific to the individual portfolio manager, including, among others, experience, quality of performance record and breadth of management responsibility, and based on a comparison to competitive market data provided by external compensation consultants. The annual bonus pool for portfolio managers and other employees that are eligible to receive bonuses is determined based on the overall profitability of the firm during the relevant year.

     The annual bonus has an investment performance component (portfolio managers-75%, analysts-65%, traders-50%) and a subjective evaluation component (portfolio managers-25%, analysts-35%, traders-50%). The amount of the investment performance component is based on the pre-tax investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior five years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics). In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%. In general, the investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product. In certain cases, portfolio weights within the composite may differ from the actual weights as determined by assets.

     To be eligible for an investment performance related bonus, the time-weighted average percentile rank must be above the 50th percentile. An investment professional has the opportunity to maximize the investment component of the incentive payout by generating performance at the 25th percentile level.

     In determining the subjective evaluation component of the bonus, each investment professional is measured against predetermined objectives and evaluated in light of other discretionary considerations. Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

     Funding for the Evergreen incentive plans is derived from a formula based on the net profitability of the firm on an annual basis. Incentive plan funds are then allocated to each line of business. Incentives payments to individuals can be a meaningful part of their overall compensation package. All investment professionals are eligible to participate in the incentive plan. A portion of incentives is deferred into restricted stock on a multi-year vesting schedule to promote ownership in the company and retention of investment professionals.

     As part of Evergreen's compensation plan for investment professionals, they may also receive incentive awards of restricted stock in Wachovia Corporation, Evergreen Investment Management Company LLC's publicly traded parent company, based on their performance and positions held.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                     DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
Liu-Er Chen         None



ING EVERGREEN OMEGA PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                    REGISTERED INVESTMENT COMPANIES   OTHER POOLED INVESTMENT VEHICLES           OTHER ACCOUNTS
                    --------------------------------------------------------------------------------------------------

                      NUMBER OF                         NUMBER OF                           NUMBER OF
PORTFOLIO MANAGER     ACCOUNTS       TOTAL ASSETS       ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
----------------------------------------------------------------------------------------------------------------------
Maureen E. Cullinane     5          $1,880,564,464          0              N/A                  0             N/A





None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST


     A portfolio manager may experience certain conflicts of interest in managing the Fund's investments, on the one hand, and the investments of other accounts, including the Evergreen funds, on the other. For example, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. Evergreen Investment Management Company, LLC ("EIMC") has policies and procedures to address potential conflicts of interest relating to the allocation of investment opportunities. EIMC's policies and procedures relating to the allocation of investment opportunities address these potential conflicts by limiting portfolio manager discretion and are intended to result in fair and equitable allocations among all products managed by that portfolio manager or team that might be eligible for a particular investment. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

     The management of multiple funds and other accounts may give rise to potential conflicts of interest, particularly if the funds and accounts have different objectives, benchmarks and time horizons, as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the management of other accounts may require the portfolio manager to devote less than all of his or her time to a fund, which may constitute a conflict with the interest of the fund. EIMC seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing in large capitalization equity securities. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

     As noted above, EIMC does not receive a performance fee for its management of the Fund or the other funds managed by Ms. Cullinane or Mr. Chen. EIMC and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund--for instance, those that pay a higher advisory fee and/or have a performance fee. The policies of EIMC, however, require that portfolio managers treat all accounts they manage equitably and fairly.

     EIMC has a policy allowing it to aggregate sale and purchase orders of securities for all accounts with similar orders if, in EIMC's reasonable judgment, such aggregation is reasonably likely to result generally in lower per-share brokerage commission costs. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transactions were not being executed concurrently for other accounts. In addition, in many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. EIMC has also adopted policies and procedures in accordance with Rule 17a-7 under the 1940 Act relating to transfers effected without a broker-dealer between registered investment companies or a registered investment company client and another advisory client, to ensure compliance with the rule and fair and equitable treatment of both clients involved in such transactions.

     Portfolio managers may also experience certain conflicts between their own personal interests and the interests of the accounts they manage, including the Funds. One potential conflict arises from the weighting methodology used in determining bonuses, as described below, which may give a portfolio manager an incentive to allocate a particular investment opportunity to a product that has a greater weighting in determining his or her bonus. Another potential conflict may arise if a portfolio manager were to have a larger personal investment in one fund than he or she does in another, giving the portfolio manager an incentive to allocate a particular investment opportunity to the fund in which he or she holds a larger stake.

EIMC's Code of Ethics addresses potential conflicts of interest that may arise in connection with a portfolio manager's activities outside EIMC by prohibiting, without prior written approval from the Code of Ethics Compliance Officer, portfolio managers from participating in investment clubs and from providing investment advice to, or managing, any account or portfolio in which the portfolio manager does not have a beneficial interest and that is not a client of EIMC.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Investment professionals' compensation consists primarily of a base salary and an annual bonus. Each portfolio manager's base salary is reviewed annually and adjusted based on consideration of various factors specific to the individual portfolio manager, including, among others, experience, quality of performance record and breadth of management responsibility, and based on a comparison to competitive market data provided by external compensation consultants. The annual bonus pool for portfolio managers and other employees that are eligible to receive bonuses is determined based on the overall profitability of the firm during the relevant year.

     The annual bonus has an investment performance component (portfolio managers-75%, analysts-65%, traders-50%) and a subjective evaluation component (portfolio managers-25%, analysts-35%, traders-50%). The amount of the investment performance component is based on the pre-tax investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior five years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics). In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%. In general, the investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product. In certain cases, portfolio weights within the composite may differ from the actual weights as determined by assets.

     To be eligible for an investment performance related bonus, the time-weighted average percentile rank must be above the 50th percentile. An investment professional has the opportunity to maximize the investment component of the incentive payout by generating performance at the 25th percentile level.

     In determining the subjective evaluation component of the bonus, each investment professional is measured against predetermined objectives and evaluated in light of other discretionary considerations. Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

     Funding for the Evergreen incentive plans is derived from a formula based on the net profitability of the firm on an annual basis. Incentive plan funds are then allocated to each line of business. Incentives payments to individuals can be a meaningful part of their overall compensation package. All investment professionals are eligible to participate in the incentive plan. A portion of incentives is deferred into restricted stock on a multi-year vesting schedule to promote ownership in the company and retention of investment professionals.

     As part of Evergreen's compensation plan for investment professionals, they may also receive incentive awards of restricted stock in Wachovia Corporation, Evergreen Investment Management Company LLC's publicly traded parent company, based on their performance and positions held.


PORTFOLIO MANAGER OWNERSHIP SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans:



                        DOLLAR RANGE OF
PORTFOLIO MANAGER      FUND SHARES OWNED
--------------------   -----------------
Maureen E. Cullinane   None



ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                    REGISTERED INVESTMENT COMPANIES*   OTHER POOLED INVESTMENT VEHICLES           OTHER ACCOUNTS
                    --------------------------------------------------------------------------------------------------
                        NUMBER OF    TOTAL ASSETS         NUMBER OF    TOTAL ASSETS          NUMBER OF   TOTAL ASSETS
PORTFOLIO MANAGER        ACCOUNTS    (IN MILLIONS)         ACCOUNTS    (IN MILLIONS)         ACCOUNTS    (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------
Tom Allen                  3            $7,281               0              N/A                   1           $185



* Includes ING FMR(SM) Diversified Mid Cap Portfolio ($616 (in millions) assets managed).

There were no accounts managed with performance-based advisory fees.


CONFLICTS OF INTEREST


     The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGER


     Tom Allen is the portfolio manager of ING FMR(SM) Diversified Mid Cap Portfolio and receives compensation for his services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

     The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of other FMR equity funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to five years for the comparison to a Lipper peer group, and rolling periods of up to three years for the comparison to a Morningstar peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the fund's pre-tax investment performance measured against the S&P Mid Cap 400 Index and the fund's pre-tax investment performance within the Lipper MidCap Objective and the Morningstar Mid-Cap Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                     DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
Tom Allen           None



ING FMR(SM) EARNINGS GROWTH PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                    REGISTERED INVESTMENT COMPANIES*   OTHER POOLED INVESTMENT VEHICLES         OTHER ACCOUNTS
                    -----------------------------------------------------------------------------------------------
                        NUMBER OF   TOTAL ASSETS           NUMBER OF    TOTAL ASSETS      NUMBER OF   TOTAL ASSETS
PORTFOLIO MANAGER        ACCOUNTS   (IN MILLIONS)          ACCOUNTS    (IN MILLIONS)      ACCOUNTS    (IN MILLIONS)
-------------------------------------------------------------------------------------------------------------------
Joe Day                    2           $741                   1           $201               20          $2,732



* Includes ING FMR(SM) Earnings Growth Portfolio ($151 (in millions) assets managed).

There were no accounts managed with performance-based advisory fees.

POTENTIAL CONFLICTS OF INTEREST

     The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGER


     Joseph Day is the portfolio manager of ING FMR Earnings Growth Portfolio and receives compensation for his services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

     The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other equity funds and accounts managed by FMR or an affiliate. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure or those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the fund's pre-tax investment performance measured against the Russell 1000(R) Growth Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                     DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
Joe Day             None



ING FMR(SM) SMALL CAP EQUITY PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets managed by the portfolio manager as of December 31, 2005:


                 REGISTERED INVESTMENT     OTHER POOLED INVESTMENT
                       COMPANIES                  VEHICLES                  OTHER ACCOUNTS
               ---------------------------------------------------------------------------------
  PORTFOLIO    NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS
   MANAGER     ACCOUNTS    (IN MILLIONS)   ACCOUNTS    (IN MILLIONS)   ACCOUNTS    (IN MILLIONS)
------------------------------------------------------------------------------------------------
Thomas Hense       1             $0            2            $340            4           $759


POTENTIAL CONFLICTS OF INTEREST


     The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflict of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGER


     Tom Hense is the portfolio manager of ING FMR Small Cap Equity Portfolio and receives compensation for his services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

     The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's master accounts relative to a benchmark index assigned to each master account and (ii) the investment performance of a broad ranger of other equity funds and accounts managed by FMR or an affiliate. The pre-tax investment performance of the portfolio manager's master accounts is weighted according to his tenure on those master accounts and the average asset size of those master accounts over his tenure. Each component is calculated separately over the portfolio manager's tenure on those master accounts over a measurement period that initially is contemporaneous with his tenure, but eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the master account for the international investment discipline in which ING FMR Small Cap Equity Portfolio is invested is based on the master account's pre-tax investment performance measured against the Russell 2000(R) Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.


SUB-ADVISER OWNERSHIP OF SECURITIES


     The following table shows the dollar amount range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                     DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
Thomas Hense        None



ING FRANKLIN INCOME PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                       REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                             COMPANIES                   VEHICLES                 OTHER ACCOUNTS
                     ---------------------------------------------------------------------------------
     PORTFOLIO       NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS
      MANAGER        ACCOUNTS    (IN MILLIONS)   ACCOUNTS    (IN MILLIONS)   ACCOUNTS    (IN MILLIONS)
------------------------------------------------------------------------------------------------------
Charles B. Johnson       3          $43,538          0            N/A            0            N/A
Edward D. Perks          6          $46,005          0            N/A            0            N/A



POTENTIAL CONFLICTS OF INTEREST

     The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

     The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

     Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

     The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

          BASE SALARY Each portfolio manager is paid a base salary.

          ANNUAL BONUS Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

          - INVESTMENT PERFORMANCE. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

          - NON-INVESTMENT PERFORMANCE. The more qualitative contributions of a portfolio manager to the manager's business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

          - RESPONSIBILITIES. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

          ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

     Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                      DOLLAR RANGE OF
PORTFOLIO MANAGER    FUND SHARES OWNED
------------------   -----------------
Charles B. Johnson   None
Edward D. Perks      None



ING GLOBAL REAL ESTATE PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                            REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                                  COMPANIES                   VEHICLES                 OTHER ACCOUNTS
                          ---------------------------------------------------------------------------------
        PORTFOLIO         NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS
         MANAGER          ACCOUNTS    (IN MILLIONS)   ACCOUNTS    (IN MILLIONS)   ACCOUNTS    (IN MILLIONS)
-----------------------------------------------------------------------------------------------------------
T. Ritson Ferguson, CFA       12         $6,950.8         4           $32.3            9          $179.9
Steven D. Burton, CFA         12         $6,950.8         4           $32.3            9          $179.9


POTENTIAL CONFLICTS OF INTEREST


     A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for a portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

     A potential conflict of interest may arise as a result of a portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflict may arise when multiple accounts seek to dispose of the same investment.

     A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

     A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.


COMPENSATIONS STRUCTURE OF PORTFOLIO MANAGERS

     There are three pieces of compensation for portfolio managers - fixed-based salary, bonus and deferred compensation. Fixed-based salary is set and market competitive. Bonus and deferred compensation is based upon a variety of factors, one of which is performance across all accounts.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                           DOLLAR RANGE OF
PORTFOLIO MANAGER         FUND SHARES OWNED
-----------------         -----------------
T. Ritson Ferguson, CFA   None
Steven D. Burton, CFA     None



ING GLOBAL RESOURCES PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                  REGISTERED INVESTMENT     OTHER POOLED INVESTMENT
                        COMPANIES                  VEHICLES                OTHER ACCOUNTS
                ------------------------------------------------------------------------------
  PORTFOLIO     NUMBER OF                  NUMBER OF                  NUMBER OF
   MANAGER      ACCOUNTS    TOTAL ASSETS   ACCOUNTS    TOTAL ASSETS   ACCOUNTS    TOTAL ASSETS
----------------------------------------------------------------------------------------------
Anthony Socci       2       $202,062,133        0           N/A           0              N/A
James A. Vail       3       $322,619,766        0           N/A           2         $376,991


There were no accounts for which advisory fee is based on performance.

POTENTIAL CONFLICTS OF INTEREST


     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

     While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

     Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

     ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as

IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

     A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

     Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Compensation consists of (a) base salary and (b) bonus, which is based on ING IM performance, 1 year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the Lipper International Multi-Cap Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a "scorecard" that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for mutual fund accounts managed by the team.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                     DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
Anthony Socci       None
James A. Vail       None



ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                       REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                             COMPANIES                   VEHICLES                  OTHER ACCOUNTS
                     ----------------------------------------------------------------------------------
     PORTFOLIO       NUMBER OF                   NUMBER OF                  NUMBER OF
      MANAGER        ACCOUNTS    TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS   ACCOUNTS      TOTAL ASSETS
-------------------------------------------------------------------------------------------------------
Steven M. Barry          31     $9,203,078,571      0              N/A         478      $17,632,942,150
Gregory H. Ekizian       31     $9,203,078,571      0              N/A         478      $17,632,942,150
David. G. Shell          31     $9,203,078,571      0              N/A         478      $17,632,942,150



(1) Of these 478 Other Accounts, 15, with total assets of $2,019,297,679 have an advisory fee based on performance.


POTENTIAL CONFLICTS OF INTEREST

     GSAM's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

     GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between the Portfolio and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     BASE SALARY AND PERFORMANCE BONUS. GSAM and the GSAM Growth team's ("Growth Team") compensation packages for its portfolio managers is comprised of a base salary and performance bonus. The performance bonus is first and foremost tied to the Growth Team's pre-tax performance for their clients and the Growth Team's total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. The Growth Team measures their performance on a market cycle basis which is typically measured over a three to seven year period, rather than being focused on short term gains in their strategies or short term contributions from a portfolio manager in any given year.


     The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team's performance exceeded performance benchmarks over a market cycle; (3) consistency of performance across accounts with similar profiles; and (4) communication with other portfolio managers within the research process. Benchmarks for measuring performance can either be broad based or narrow based indices which will vary based on client expectations. The benchmark for this Portfolio is the NASDAQ.


     The Growth Team also considers each portfolio manager's individual performance, his or her contribution to the overall performance of the strategy long-term and his/her ability to work as a member of the Team.

     GSAM and the Growth Team's decision may also be influenced by the following: the performance of GSAM, the profitability of Goldman, Sachs & Co. and anticipated compensation levels among competitor firms.

     OTHER COMPENSATION. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

     Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:



                      DOLLAR RANGE OF
PORTFOLIO MANAGER    FUND SHARES OWNED
------------------   -----------------
Steven M. Barry             None
Gregory H. Ekizian          None
David G. Shell              None



ING INTERNATIONAL PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                  REGISTERED INVESTMENT     OTHER POOLED INVESTMENT
                        COMPANIES                  VEHICLES                OTHER ACCOUNTS
                ------------------------------------------------------------------------------------
PORTFOLIO       NUMBER OF                  NUMBER OF                  NUMBER OF
MANAGER          ACCOUNTS   TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
----------------------------------------------------------------------------------------------------
Uri Landesman       0            N/A           0            N/A           0            N/A


There were no accounts for which advisory fee is based on performance.

POTENTIAL CONFLICTS OF INTEREST

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

     While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

     Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

     ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.


     A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

     Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Compensation consists of (a) base salary and (b) bonus, which is based on ING IM performance, 1 year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.


     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the MSCI EAFE(R) Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a "scorecard" that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for mutual fund accounts managed by the team.


     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                     DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
Uri Landesman              None



ING JANUS CONTRARIAN PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:

                  REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                        COMPANIES                   VEHICLES                OTHER ACCOUNTS
                    --------------------------------------------------------------------------------
PORTFOLIO      NUMBER OF                    NUMBER OF                  NUMBER OF
MANAGER         ACCOUNTS    TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
----------------------------------------------------------------------------------------------------
David Decker       3       $3,245,909,841       0            N/A           3        $17,092,290


There were no accounts for which advisory fee is based on performance.

POTENTIAL CONFLICTS OF INTEREST

     As shown in the table above, the portfolio manager may manage other accounts with investment strategies similar to the Portfolio. Fees may vary among these accounts and the portfolio manager may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Portfolio. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, these risks may be mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager may be generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in kind when an account is opened, differences in cash flows and account sizes, and similar factors.

COMPENSATION STRUCTURE OF PORTFOLIO MANGER


     The following describes the structure and method of calculating the portfolio manager's compensation as of December 31, 2005.


     The portfolio manager is compensated by Janus Capital for managing the Portfolio and any other funds, portfolios or accounts managed by the portfolio manager (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation.

     FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as the complexity of managing funds and other accounts, scope of responsibility (including assets under management), tenure and long-term performance as a portfolio manager.

     VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of Janus Capital Group Inc. restricted stock, stock options and a cash deferred award aligned with Janus fund shares). Variable compensation is structured to pay the portfolio manager primarily on individual performance, with additional compensation available for team performance and a lesser component based on net asset flows in the Managed Funds. Variable compensation is based on pre-tax performance of the Managed Funds.

     The portfolio manager's individual performance compensation is determined by applying a multiplier tied to the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking for one- and three-year performance periods, if applicable, with a greater emphasis on three year results. The multiplier is applied against the portfolio manager's fixed compensation. The portfolio manager is also eligible to receive additional individual performance compensation if the Managed Funds achieve a certain rank in their Lipper peer performance groups in each of the three, four, or five consecutive years. The portfolio manager's compensation is also subject to reduction in the event that the Managed Funds incur material negative absolute performance, and the portfolio manager will not be eligible to earn any individual performance compensation if the Managed Funds' performance does not meet or exceed a certain ranking in their Lipper peer performance group.

     The portfolio manager is also eligible to participate with other Janus equity portfolio managers in a team performance compensation pool which is derived from a formula tied to the team's aggregate asset-weighted Lipper peer group performance ranking for the one-year performance period. Such compensation is then allocated among eligible individual equity portfolio managers at the discretion of Janus Capital. No team performance compensation is paid to any equity portfolio manager if the aggregate asset-weighted team performance for the one-year period does not meet or exceed a certain rank in the relevant Lipper peer group.

     The portfolio manager may elect to defer payment of a designated percentage of fixed compensation and/or up to all variable compensation in accordance with the Janus Executive Income Deferral Program.

     The Portfolio's Lipper peer group for compensation purposes is the Mid-Cap Growth Funds.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                     DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
David Decker        None



ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                      REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                            COMPANIES                    VEHICLES                OTHER ACCOUNTS
                    --------------------------------------------------------------------------------
     PORTFOLIO      NUMBER OF   TOTAL ASSETS    NUMBER OF    TOTAL ASSETS   NUMBER OF   TOTAL ASSETS
     MANAGER         ACCOUNTS   (IN MILLIONS)    ACCOUNTS   (IN MILLIONS)    ACCOUNTS   (IN MILLIONS)
----------------------------------------------------------------------------------------------------
Austin Forey            2          $647,064        6(1)         $4,598         3          $111,929
Ashraf El Ansary        0               N/A        8            $4,523         1(2)       $101,072
Greg Mattiko, CFA       3          $  338.0        1            $277.0         7          $  525.0



(1) 2 accounts with $608,000,000 in assets under management receives a performance-based fee.

(2) 1 account with $101,072,000 in assets under management receives a performance-based fee.


POTENTIAL CONFLICTS OF INTEREST

     The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.


     Responsibility for managing JPMorgan's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.


     JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

     JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

     Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a DE MINIMIS allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

     Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     JPMorgan's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan's business as a whole.


     Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.


     Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                     DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
Austin Forey               None
Ashraf El Ansary           None
Greg Mattiko, CFA          None



ING JPMORGAN SMALL CAP EQUITY PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                      REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                            COMPANIES                    VEHICLES                OTHER ACCOUNTS
                    --------------------------------------------------------------------------------
PORTFOLIO           NUMBER OF   TOTAL ASSETS    NUMBER OF    TOTAL ASSETS   NUMBER OF   TOTAL ASSETS
MANAGER              ACCOUNTS   (IN MILLIONS)    ACCOUNTS   (IN MILLIONS)    ACCOUNTS   (IN MILLIONS)
----------------------------------------------------------------------------------------------------
Chris T. Blum           17          $3,610          8           $1,087          7          $599.0
Dennis Ruhl             17          $3,610          8           $1,087          7          $599.0
Glenn Gawronski          1          $479.0          0              N/A          0             N/A


None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST

     The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.


     Responsibility for managing JPMorgan's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.


     JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

     JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

     Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a DE MINIMIS allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.


     Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANGERS

     JPMorgan's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan's business as a whole.

     Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

     Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                     DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
Chris T. Blum              None
Dennis Ruhl                None
Glenn Gawronski            None



ING JPMORGAN VALUE VALUE OPPORTUNITIES PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:

                         REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                               COMPANIES                    VEHICLES                OTHER ACCOUNTS
                       --------------------------------------------------------------------------------
PORTFOLIO              NUMBER OF   TOTAL ASSETS    NUMBER OF    TOTAL ASSETS   NUMBER OF   TOTAL ASSETS
MANAGER                 ACCOUNTS   (IN MILLIONS)    ACCOUNTS   (IN MILLIONS)    ACCOUNTS   (IN MILLIONS)
-------------------------------------------------------------------------------------------------------
Bradford L Frishberg       3           $2,469          1            $83            8          $  636
Alan H. Gutmann            2           $1,262          0            N/A            0             N/A


None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST

     The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

     Responsibility for managing JPMorgan's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

     JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

     JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

     Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

     Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     JPMorgan's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan's business as a whole.

     Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

     Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:


                         DOLLAR RANGE OF
PORTFOLIO MANAGER       FUND SHARES OWNED
-----------------       -----------------
Bradford L. Frishberg   None
Alan H. Gutmann         None



ING JULIUS BAER FOREIGN PORTFOLIO


Other Managed Accounts


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                        REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                              COMPANIES                    VEHICLES                 OTHER ACCOUNTS*
                      ----------------------------------------------------------------------------------
                      NUMBER OF    TOTAL ASSETS   NUMBER OF    TOTAL ASSETS   NUMBER OF    TOTAL ASSETS
 PORTFOLIO MANAGER     ACCOUNTS   (IN MILLIONS)    ACCOUNTS   (IN MILLIONS)    ACCOUNTS   (IN MILLIONS)
--------------------------------------------------------------------------------------------------------
Rudolph-Riad Younes       10        $19,769.42        7         $3,861.12         61         $9,593.74
Richard Pell              10        $19,936.30        7         $3,865.05         61         $9,593.74



* Of the "Other Accounts" (1) account with assets of $318.48 million includes a Performance-Based Advisory Fee.

POTENTIAL CONFLICTS OF INTEREST

     Generally, JBIM does not recommend securities to clients that it buys or sells for itself. However, JBIM may recommend securities to clients that it may buy or sell, or which its affiliates or related persons may buy or sell, for accounts in which JBIM or its affiliates or related persons may have a beneficial interest. These types of accounts will be managed in the same manner as other accounts over which JBIM has discretion.

     JBIM and its affiliates have personal trading policies and procedures in place designed to monitor and protect the interests of their clients. JBIM has adopted a Code of Ethics, which include guidelines respecting transactions in securities recommended to its clients and clear rules governing employee personal trading and accounts. These rules are incorporated into JBIM's Employees Code of Ethics Manual, which is received and certified by each employee when they are hired, and on an annual basis thereafter. We also have procedures in place for both pre-trade and post-trade compliance. The Legal and Compliance Department receives copies of all confirms and quarterly/monthly statements for covered employees.

     On accounts as to which JBIM has investment discretion, JBIM will, and will require its employees to, refrain from engaging in any securities transactions of the nature being affected for the investment advisory client until such client has completed his transaction. On accounts in which JBIM does not have investment discretion, JBIM will, and will require its employees to, refrain from engaging in any securities transactions of the nature recommended to the investment advisory client for a reasonable period after making the recommendation, taking into consideration the market conditions in the security, knowledge that the investment advisory client does not intend to follow the JBIM's recommendations, whichever shall occur first, or in the event the client accepts JBIM's recommendation, until the client's transaction is completed.

     In any event, JBIM personnel are prohibited from buying or selling securities which are recommended to its clients (a) where such purchase or sale would affect the market price of such securities, or (b) where such purchase or sale is made in anticipation of the effect of such recommendation on the market price. JBIM cannot effectively impose restrictions on security transactions by affiliated persons of JBIM who are not employed by JBIM.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     The combination of our corporate culture and highly competitive salary/bonus structure is the primary reason for the low turnover of professionals in our firm. Each member is paid a highly competitive base salary with the opportunity to earn an unlimited bonus based upon contribution to the team, organizational profitability and strategy performance. Beyond this structure and our generous benefits package, two programs exist to promote long-term employee commitment and foster coherence of the various entities within the Julius Baer Group. The Julius Baer Group's compensation/incentive programs are as follows: a long-term retirement plan and a confidential long-term stock option incentive plan.

     In May 2004, JBIM took steps to ensure continuity within the business line. The firm initiated a change to the legal structure from a corporation to a limited liability company, which allows key personnel to participate directly in the business. This structure aligns the long-term economic interests of key employees with those of the company as well as provides economic disincentives for key employees to depart.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                       DOLLAR RANGE OF
PORTFOLIO MANAGER     FUND SHARES OWNED
-----------------     -----------------
Rudolph-Riad Younes   None
Richard Pell          None


ING LEGG MASON PARTNERS ALL CAP PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:

                  REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                        COMPANIES                    VEHICLES                 OTHER ACCOUNTS
                ---------------------------------------------------------------------------------
 PORTFOLIO      NUMBER OF    TOTAL ASSETS   NUMBER OF    TOTAL ASSETS   NUMBER OF    TOTAL ASSETS
  MANAGER        ACCOUNTS   (IN BILLIONS)    ACCOUNTS   (IN BILLIONS)    ACCOUNTS   (IN BILLIONS)
-------------------------------------------------------------------------------------------------
John G. Goode       22          $9.98           2           $0.42         96,007        $13.19
Peter J.            22          $9.98           2           $0.42         96,007        $13.19
Hable



None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST

     Potential conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for certain of the portfolio managers listed in the table above.

     The investment adviser and the fund(s) have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the investment adviser and the individuals that it employs. For example, Citigroup Asset Management ("CAM") seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. CAM has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by CAM and the fund(s) will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

     These potential conflicts include:

     ALLOCATION OF LIMITED TIME AND ATTENTION. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

     ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.

     PURSUIT OF DIFFERING STRATEGIES. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

     SELECTION OF BROKERS/DEALERS. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

     VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

     RELATED BUSINESS OPPORTUNITIES. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment adviser and its affiliates.

COMPENSATION STRUCTURE OF PORTFOLIO MANGERS

     CAM investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

     CAM has implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the fund's portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other CAM clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of CAM's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending on the effect that the team's investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

     The investment team's incentive pool is then adjusted to reflect its ranking among a "peer group" of non-CAM investment managers and the team's pre-tax investment performance against the applicable product benchmark (e.g. a securities index and, with respect to a portfolio, the benchmark set forth in the portfolio's prospectus to which the portfolio's average annual total returns are compared or, if none, the benchmark set forth in the portfolio's annual report). CAM may also measure the team's pre-tax investment performance against additional benchmarks, as it determines appropriate. Longer-term (5-year) performance will be more heavily weighted than shorter-term (1-year) performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable CAM chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

     Up to 20% of an investment professional's annual incentive compensation is subject to deferral. Of that principal deferred amount, 50% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional's business activities with the Firm, and 50% may be received in the form of Legg Mason restricted stock shares.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                     DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
John G. Goode       None
Peter J. Hable      None

ING LEGG MASON VALUE PORTFOLIO


OTHER MANAGED ACCOUNTS


The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                      REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                            COMPANIES                   VEHICLES*                 OTHER ACCOUNTS
                    ---------------------------------------------------------------------------------
                    NUMBER OF    TOTAL ASSETS   NUMBER OF    TOTAL ASSETS   NUMBER OF    TOTAL ASSETS
PORTFOLIO MANAGER    ACCOUNTS   (IN BILLIONS)    ACCOUNTS   (IN BILLIONS)    ACCOUNTS   (IN BILLIONS)
-----------------------------------------------------------------------------------------------------
Mary Chris Gay          6           $1.79           16           $8.0           0            N/A



* 1 of the 16 accounts receives a performance-based fee. As of December 31, 2005, the account that receives a performance-based fee had total assets of $289,619,558.92.


POTENTIAL CONFLICTS OF INTEREST

     The fact that the portfolio manager has day-to-day management responsibility for more than one account may create the potential for conflicts to arise. For example, the portfolio manager may decide to purchase or sell the same security for different accounts at approximately the same time. To address any conflicts that this situation might create, the portfolio manager will generally combine client orders (i.e., enter a "bunched" order) in an effort to obtain best execution or to negotiate a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts at approximately the same time are executed at different prices or commissions, the transactions will generally be allocated to each account at the average execution price and commission. In circumstances where a bunched order is not completely filled, each account will normally receive a pro-rated portion of the securities based upon the account's level of participation in the order. The investment adviser may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account.

     In the opinion of the investment adviser for the Portfolio, the portfolio manager's simultaneous management of the Fund and other accounts does not create any material conflicts of interests.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     The portfolio manager is paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors, including the total value of the assets, and the growth in assets, managed by the portfolio manager (these are a function of performance, retention of assets, and flows of new assets), the portfolio manager's contribution to the investment adviser's research process, and trends in industry compensation levels and practices.

     The portfolio manager is also eligible to receive stock options from Legg Mason based upon an assessment of the portfolio manager's contribution to the success of the company, as well employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason 401(k) program, and participation in other Legg Mason deferred compensation plans.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans:



                     DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
Mary Chris Gay      None



ING LIMITED MATURITY BOND PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                         REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                               COMPANIES                     VEHICLES                  OTHER ACCOUNTS
                      -------------------------------------------------------------------------------------
                      NUMBER OF                     NUMBER OF                    NUMBER OF
 PORTFOLIO MANAGER     ACCOUNTS     TOTAL ASSETS     ACCOUNTS    TOTAL ASSETS     ACCOUNTS    TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
James B. Kauffmann*       41      $14,051,506,591       14      $1,869,777,360       30      $9,009,842,871



* 1 account with $468,846,079 in assets under management) receives a performance-based fee.


POTENTIAL CONFLICTS OF INTEREST

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

     While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

     Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

     ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

     A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.


     Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

COMPENSATION STRUCTURE OF PORTFOLIO MANGERS

     Compensation consists of (a) base salary; (b) bonus which is based on ING Investment Management (ING IM) performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

     Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                      DOLLAR RANGE OF
 PORTFOLIO MANAGER   FUND SHARES OWNED
------------------   -----------------
James B. Kauffmann   None



ING LIQUID ASSETS PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                       REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                             COMPANIES                   VEHICLES                OTHER ACCOUNTS
                    --------------------------------------------------------------------------------
                    NUMBER OF                    NUMBER OF                  NUMBER OF
PORTFOLIO MANAGER    ACCOUNTS    TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
----------------------------------------------------------------------------------------------------
David S. Yealy          7       $3,308,917,609       2        $92,118,857       1        $50,620,014


None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

     While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

     Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

     ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

     A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.


     Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Compensation consists of (a) base salary; (b) bonus which is based on ING Investment Management (ING IM) performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

     Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                     DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
David S. Yealy      None



ING LORD ABBETT AFFILIATED PORTFOLIO


OTHER MANAGED ACCOUNTS

     As stated in the prospectus, Lord Abbett uses a team of investment adviser and analysts acting together to manage the investments of the portfolio.


     Eli M. Salzmann and Sholom Dinsky head the ING Lord Abbett Affiliated Portfolio team and are primarily and jointly responsible for the day-to-day management of the portfolio.


     The following table indicates for the Portfolio as of December 31, 2005:
(1) the number of other accounts managed by each investment adviser who is primarily and/or jointly responsible for the day-to-day management of that Portfolio within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category. For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account. Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses Retirement and Benefit Plans+ (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries++ unaffiliated with Lord Abbett. (The data shown below are approximate.)

----------

+ "Retirement and Benefit Plans" include qualified and nonqualified retirement plans, deferred compensation plans and certain other employer sponsored retirement, savings or benefit plans, excluding Individual Retirement Accounts.


++ "Financial Intermediaries" include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005:



                      REGISTERED INVESTMENT       OTHER POOLED INVESTMENT
                            COMPANIES                    VEHICLES                  OTHER ACCOUNTS
                    ----------------------------------------------------------------------------------
                    NUMBER OF    TOTAL ASSETS   NUMBER  OF    TOTAL ASSETS   NUMBER OF    TOTAL ASSETS
PORTFOLIO MANAGER    ACCOUNTS   (IN MILLIONS)    ACCOUNTS    (IN MILLIONS)    ACCOUNTS   (IN MILLIONS)
------------------------------------------------------------------------------------------------------
Eli M. Salzmann         12         $24,942.7        10           $794.3       51,040*      $18,334.4*
Sholom Dinsky           12         $24,942.7        10           $794.3       51,040*      $18,334.4*



* Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $214 million in total assets.


POTENTIAL CONFLICTS OF INTEREST

     Conflicts of interest may arise in connection with the investment advisers' management of the investments of the Portfolio and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Portfolio and other accounts with similar investment objectives and policies. An investment adviser potentially could use information concerning the Portfolio's transactions to the advantage of other accounts and to the detriment of the Portfolio. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the Portfolio. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment advisers' management of the investments of the Portfolio and the investments of the other accounts referenced in the table above.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Lord Abbett compensates its investment advisers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the investment adviser's experience, reputation and competitive market rates.


     Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the investment adviser's investment results and style consistency, the dispersion among portfolios with similar objectives, the risk taken to achieve the portfolio returns, and similar factors. Investment results are evaluated based on an assessment of the investment adviser's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the investment adviser's assets under management, the revenues generated by those assets, or the profitability of the investment adviser's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses investment advisers on the impact their portfolio's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

     Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to an investment adviser's profit-sharing account are based on a percentage of the investment adviser's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table indicates for the Portfolio the dollar range of shares beneficially owned by each investment adviser who is primarily and/or jointly responsible for the day-to-day management of that Portfolio, as of December 31, 2005. This table includes the value of shares beneficially owned by such investment advisers through 401(k) plans and certain other plans or accounts, if any:



                        DOLLAR RANGE OF
PORTFOLIO MANAGER   PORTFOLIO SHARES OWNED
-----------------   ----------------------
Eli M. Salzmann     None
Sholom Dinsky       None



ING MARSICO GROWTH PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                       REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                               COMPANIES                     VEHICLES                  OTHER ACCOUNTS*
                    --------------------------------------------------------------------------------------
                    NUMBER OF                     NUMBER OF                    NUMBER OF
PORTFOLIO MANAGER    ACCOUNTS     TOTAL ASSETS     ACCOUNTS    TOTAL ASSETS     ACCOUNTS     TOTAL ASSETS
----------------------------------------------------------------------------------------------------------
Thomas F. Marsico       38      $28,506,051,000       12      $1,555,589,000       203     $23,951,935,000



* 1 of the "Other Accounts" is a wrap fee platform which includes 25,887 underlying accounts for total assets of $9,780,700,000.


POTENTIAL CONFLICTS OF INTEREST

     Portfolio managers at Marsico typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations and accounts managed on behalf of individuals), and commingled trustaccounts. Portfolio managers make investment decisions for each portfolio, including the ING Marsico Growth Portfolio, based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for one portfolio and not for another portfolio at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

     Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico's trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico's policy to seek to assure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with such situations, Marsico has adopted policies and procedures for allocating such transactions across multiple accounts. Marciso's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account that another. Marciso's compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

     As discussed above, Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary fund guidelines, the allocation of securities and compliance with its Code of Ethics.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Marsico's portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, the portfolio manager's compensation consists of a base salary (reevaluated at least annually) and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period and (2) individual achievement and contribution.

     Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marciso.

     Although Marsico may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's Investment Team, contributions to Marsico's overall investment performance, discrete securities analysis and other factors.

     In addition to his salary and bonus, Mr. Marsico may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                     DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
Thomas F. Marsico   None



ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                        REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                               COMPANIES                    VEHICLES               OTHER ACCOUNTS
                     --------------------------------------------------------------------------------
                     NUMBER OF                    NUMBER OF                  NUMBER OF
PORTFOLIO MANAGER     ACCOUNTS    TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
-----------------------------------------------------------------------------------------------------
James G. Gendelman       14      $4,905,246,000       0            N/A           5       $334,273,000


None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST

     Portfolio managers at Marsico typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations and accounts managed on behalf of individuals), and commingled trustaccounts. Portfolio managers make investment decisions for each portfolio, including Marsico Growth, based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for one portfolio and not for another portfolio at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

     Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico's trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico's policy to seek to assure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with such situations, Marsico has adopted policies and procedures for allocating such transactions across multiple accounts. Marciso's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account that another. Marciso's compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

     As discussed above, Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary fund guidelines, the allocation of securities and compliance with its Code of Ethics.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Marsico's portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, the portfolio manager's compensation consists of a base salary (reevaluated at least annually) and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period and (2) individual achievement and contribution.

     Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico.

     Although Marsico may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's Investment Team, contributions to Marsico's overall investment performance, discrete securities analysis and other factors.

     In addition to his salary and bonus, the portfolio manager may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                      DOLLAR RANGE OF
PORTFOLIO MANAGER    FUND SHARES OWNED
------------------   -----------------
James G. Gendelman   None






ING MERCURY LARGE CAP GROWTH PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:

                         REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                                COMPANIES                    VEHICLES                OTHER ACCOUNTS
                      ----------------------------------------------------------------------------------
                      NUMBER OF                    NUMBER OF                  NUMBER OF
PORTFOLIO MANAGER      ACCOUNTS    TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS
--------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.       17      $8,775,167,954       4       $818,275,271       6       $4,683,450,973



None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST

     Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-today portfolio management responsibilities with respect to more than one fund or account, including the following:

     Certain investments may be appropriate for the Portfolios and also for other clients advised by FAM and its affiliates, including other client accounts managed by a Portfolio's portfolio management team. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of FAM and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a Portfolio may differ from the results achieved by other clients of FAM and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by FAM to be equitable to each. FAM will not determine allocations based on whether it receives a performance based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of FAM and its affiliates in the interest of achieving the most favorable net results to the Portfolio.

     To the extent that each Portfolio's portfolio management team has responsibilities for managing accounts in addition to the Portfolios, a portfolio manager will need to divide his time and attention among relevant accounts.

     In some cases, a real, potential or apparent conflict may also arise where
(i) FAM may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of a Portfolio's portfolio management team owns an interest in one fund or account he or she manages and not another.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     The Merrill Lynch Investment Manager ("MLIM") Portfolio Manager compensation program is critical to MLIM's ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

POLICIES AND PROCEDURES

     COMPENSATION PROGRAM

     The elements of total compensation for MLIM portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. MLIM has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate -- both up and down -- with the relative investment performance of the portfolios that they manage.

     BASE SALARY

     Under the MLIM approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

     PERFORMANCE-BASED COMPENSATION

     MLIM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent.

     To that end, the portfolio manager incentive compensation is derived based on the portfolio manager's performance of the products they manage, investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, performance relative to peers, external market conditions and year over year performance. In addition, portfolio manager's compensation can be based on MLIM's investment performance, financial results of MLIM, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. MLIM also considers the extent to which individuals exemplify and foster Merrill Lynch's principles of CLIENT FOCUS, RESPECT FOR THE INDIVIDUAL, TEAMWORK, RESPONSIBLE CITIZENSHIP and INTEGRITY. All factors are considered collectively by MLIM management.

     CASH BONUS

     Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

     STOCK BONUS

     A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of Merrill Lynch stock. Paying a portion of annual bonuses in stock puts compensation earned by a PM for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

     The ultimate value of stock bonuses is dependent on future ML stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Merrill Lynch shareholders and encourages a balance between short-term goals and long-term strategic objectives.

     Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance. PMs therefore have a direct incentive to protect ML's reputation for integrity.

     OTHER BENEFITS

     Portfolio managers are also eligible to participate in broad-based plans offered generally to Merrill Lynch employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                       DOLLAR RANGE OF
PORTFOLIO MANAGER     FUND SHARES OWNED
-------------------   -----------------
Robert C. Doll, Jr.   None



ING MERCURY LARGE CAP VALUE PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                         REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                              COMPANIES                     VEHICLES                  OTHER ACCOUNTS
                      ----------------------------------------------------------------------------------
                      NUMBER OF                    NUMBER OF                  NUMBER OF
PORTFOLIO MANAGER     ACCOUNTS     TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS
--------------------------------------------------------------------------------------------------------

Robert C. Doll, Jr.      17       $8,841,417,195        4      $818,275,271       6       $4,683,450,973



None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST

     Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-today portfolio management responsibilities with respect to more than one fund or account, including the following:

     Certain investments may be appropriate for the Portfolios and also for other clients advised by FAM and its affiliates, including other client accounts managed by a Portfolio's portfolio management team. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of FAM and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a Portfolio may differ from the results achieved by other clients of FAM and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by FAM to be equitable to each. FAM will not determine allocations based on whether it receives a performance based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of FAM and its affiliates in the interest of achieving the most favorable net results to the Portfolio.

     To the extent that each Portfolio's portfolio management team has responsibilities for managing accounts in addition to the Portfolios, a portfolio manager will need to divide his time and attention among relevant accounts.

     In some cases, a real, potential or apparent conflict may also arise where
(i) FAM may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of a Portfolio's portfolio management team owns an interest in one fund or account he or she manages and not another.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     The Merrill Lynch Investment Manager ("MLIM") Portfolio Manager compensation program is critical to MLIM's ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

POLICIES AND PROCEDURES

     COMPENSATION PROGRAM

     The elements of total compensation for MLIM portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. MLIM has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate -- both up and down -- with the relative investment performance of the portfolios that they manage.

     BASE SALARY

     Under the MLIM approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

     PERFORMANCE-BASED COMPENSATION

     MLIM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent.

     To that end, the portfolio manager incentive compensation is derived based on the portfolio manager's performance of the products they manage, investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, performance relative to peers, external market conditions and year over year performance. In addition, portfolio manager's compensation can be based on MLIM's investment performance, financial results of MLIM, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. MLIM also considers the extent to which individuals exemplify and foster Merrill Lynch's principles of CLIENT FOCUS, RESPECT FOR THE INDIVIDUAL, TEAMWORK, RESPONSIBLE CITIZENSHIP and INTEGRITY. All factors are considered collectively by MLIM management.

     CASH BONUS

     Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

     STOCK BONUS

     A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of Merrill Lynch stock. Paying a portion of annual bonuses in stock puts compensation earned by a PM for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

     The ultimate value of stock bonuses is dependent on future ML stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Merrill Lynch shareholders and encourages a balance between short-term goals and long-term strategic objectives.

     Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance. PMs therefore have a direct incentive to protect ML's reputation for integrity.

     OTHER BENEFITS

     Portfolio managers are also eligible to participate in broad-based plans offered generally to Merrill Lynch employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                    DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
Robert C. Doll      None






ING MFS MID CAP GROWTH PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                             REGISTERED                 OTHER POOLED
                        INVESTMENT COMPANIES         INVESTMENT VEHICLES          OTHER ACCOUNTS
                    ---------------------------------------------------------------------------------
                    NUMBER OF                     NUMBER OF                  NUMBER OF
PORTFOLIO MANAGER    ACCOUNTS    TOTAL ASSETS*     ACCOUNTS   TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
-----------------------------------------------------------------------------------------------------
David E.                12      $10,116,220,826       1       $512,583,613       3        $51,782,684
Sette-Ducati
David M. Earnest         6      $ 3,392,916,840       0           N/A            3        $51,782,684

*    Includes the Portfolio

None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST

     MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Portfolio and other accounts and has adopted policies and procedures designed to address such potential conflicts.

     In certain instances, there may be securities which are suitable for the portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Portfolio and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought and sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when on or more other clients are selling that same security.

     When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In most cases, however, MFS believes that the Portfolio's ability to participate in volume transactions will produce better executions for the Portfolio.

     MFS does not receive a performance fee for its management of the Portfolio. MFS and/or a portfolio manager may have an incentive to allocate favorable of limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio - for instance, those that pay a higher advisory fee and/or have a performance fee.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Portfolio manager total cash compensation is a combination of base and performance bonus:

     BASE SALARY - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

     PERFORMANCE BONUS - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

     - The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Portfolio and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to the portfolio performance over a three-year period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served shorter periods).


     - The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from portfolio and other account performance).


     Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

     Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                        DOLLAR RANGE OF
PORTFOLIO MANAGER       FUND SHARES OWNED
-----------------       -----------------
David E. Sette-Ducati   None
David M. Earnest        None



ING MFS TOTAL RETURN PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                               REGISTERED                 OTHER POOLED
                          INVESTMENT COMPANIES         INVESTMENT VEHICLES           OTHER ACCOUNTS
                      -----------------------------------------------------------------------------------
                      NUMBER OF                     NUMBER OF                  NUMBER OF
PORTFOLIO MANAGER      ACCOUNTS    TOTAL ASSETS*     ACCOUNTS   TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS
---------------------------------------------------------------------------------------------------------
Brooks Taylor              8      $22,290,015,650       0       N/A                0       N/A
Kenneth J. Enright        12      $23,840,196,912       0       N/A                2       $1,338,777,677
Steven R. Gorham          22      $33,055,666,818       2       $918,048,461      24**     $3,654,470,011
Michael W. Roberge        11      $24,161,496,105       1       $ 52,647,024       2       $   64,676,685
Richard O. Hawkins,       11      $24,418,041,768       0       N/A                0       N/A
CFA
William P. Douglas         8      $22,290,015,650       0       N/A                0       N/A
Alan T. Langsner          12      $23,840,196,912       0       N/A                1       $  125,323,419
Nevin P. Chitkara          0      N/A                   0       N/A                0       N/A


*    Includes the Portfolio


** With respect to the accounts identified in the table above, Steven R. Gorham manages 1 "Other Account" with assets totaling $432,506,782 for which fees are based in part on the performance of the account.


POTENTIAL CONFLICTS OF INTEREST

     MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Portfolio and other accounts and has adopted policies and procedures designed to address such potential conflicts.

     In certain instances, there may be securities which are suitable for the portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Portfolio and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought and sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when on or more other clients are selling that same security.

     When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In most cases, however, MFS believes that the Portfolio's ability to participate in volume transactions will produce better executions for the Portfolio.

     MFS does not receive a performance fee for its management of the Portfolio. MFS and/or a portfolio manager may have an incentive to allocate favorable of limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio - for instance, those that pay a higher advisory fee and/or have a performance fee.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Portfolio manager total cash compensation is a combination of base and performance bonus:

     BASE SALARY - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

     PERFORMANCE BONUS - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

     - The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Portfolio and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to the portfolio performance over a three-year period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served shorter periods).


     - The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from portfolio and other account performance).


     Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

     Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:


                          DOLLAR RANGE OF
PORTFOLIO MANAGER         FUND SHARES OWNED
-----------------         -----------------
Brooks Taylor             None
Kenneth J. Enright        None
Steven R. Gorham          None
Michael W. Roberge        None
Richard O. Hawkins, CFA   None
William P. Douglas        None
Alan T. Langsner          None
Nevin P. Chitkara         None

ING MFS UTILITIES PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                               REGISTERED                 OTHER POOLED
                          INVESTMENT COMPANIES         INVESTMENT VEHICLES          OTHER ACCOUNTS
                       --------------------------------------------------------------------------------
                       NUMBER OF                    NUMBER OF                  NUMBER OF
PORTFOLIO MANAGER       ACCOUNTS    TOTAL ASSETS*    ACCOUNTS   TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
-------------------------------------------------------------------------------------------------------
Maura A. Shaughnessy       4       $3,418,847,398       0       N/A                1       $174,674,531
Robert D. Persons          9       $5,467,133,438       1       $325,382,679       1       $174,674,531


*    Includes the Portfolio

None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST

     MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Portfolio and other accounts and has adopted policies and procedures designed to address such potential conflicts.

     In certain instances, there may be securities which are suitable for the portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Portfolio and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought and sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when on or more other clients are selling that same security.

     When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In most cases, however, MFS believes that the Portfolio's ability to participate in volume transactions will produce better executions for the Portfolio.

     MFS does not receive a performance fee for its management of the Portfolio. MFS and/or a portfolio manager may have an incentive to allocate favorable of limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio - for instance, those that pay a higher advisory fee and/or have a performance fee.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Portfolio manager total cash compensation is a combination of base and performance bonus:

     BASE SALARY - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

     PERFORMANCE BONUS - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

     - The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Portfolio and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to the portfolio performance over a three-year period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served shorter periods).

     - The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from portfolio and other account performance).


     Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

     Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:



                       DOLLAR RANGE OF
PORTFOLIO MANAGER      FUND SHARES OWNED
-----------------      -----------------
Maura A. Shaughnessy   None
Robert D. Persons      None



ING OPPENHEIMER MAIN STREET PORTFOLIO(R)


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                             REGISTERED                 OTHER POOLED
                        INVESTMENT COMPANIES         INVESTMENT VEHICLES            OTHER ACCOUNTS
                    -----------------------------------------------------------------------------------
                    NUMBER OF     TOTAL ASSETS    NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS
PORTFOLIO MANAGER    ACCOUNTS    (IN MILLIONS)     ACCOUNTS   (IN MILLIONS)    ACCOUNTS   (IN MILLIONS)
-------------------------------------------------------------------------------------------------------
Nikolaos Monoyios       13      $23,384,720,023       1        $22,968,642        4        $69,596,000
Marc Reinganum          10      $16,583,672,137       0        N/A                1        $    10,000


None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST


     As indicated above, each of the portfolio managers also manage other funds. Potentially, at times, those responsibilities could conflict with the interests of the Portfolio. That may occur whether the investment strategies of the other fund are the same as, or different from, the Portfolio's investment objectives and strategies. For example, the portfolio manager may need to allocate investment opportunities between the Portfolio and another fund having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by the Portfolio. Not all funds and accounts advised by OppenheimerFunds, Inc. have the same management fee. If the management fee structure of another fund is more advantageous to OppenheimerFunds, Inc. than the fee structure of the Portfolio, the Manager could have an incentive to favor the other fund. However, OppenheimerFunds, Inc.'s compliance procedures and Code of Ethics recognize OppenheimerFunds, Inc.'s fiduciary obligations to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the portfolio managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, one or more of the Portfolio's portfolio managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Portfolio, or may manage funds or accounts with investment objectives and strategies that are different from those of the Portfolio.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     The Portfolio's portfolio managers are employed and compensated by OppenheimerFunds, Inc., not the Portfolio. Under OppenheimerFunds, Inc.'s compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of OppenheimerFunds, Inc. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. OppenheimerFunds, Inc.'s compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 2005, each portfolio manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of OppenheimerFunds, Inc.'s holding company parent. Senior portfolio managers may also be eligible to participate in the OppenheimerFunds, Inc.'s deferred compensation plan.

     The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help OppenheimerFunds, Inc. attract and retain talent. The annual discretionary bonus is determined by senior management of the OppenheimerFunds, Inc. and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Portfolio and other funds and accounts managed by the portfolio managers.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                    DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
Nikolaos Monoyios   None
Marc Reinganum      None



ING PIMCO CORE BOND PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                             REGISTERED                 OTHER POOLED
                        INVESTMENT COMPANIES         INVESTMENT VEHICLES            OTHER ACCOUNTS
                    -----------------------------------------------------------------------------------
                    NUMBER OF     TOTAL ASSETS    NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS
PORTFOLIO MANAGER    ACCOUNTS    (IN MILLIONS)     ACCOUNTS   (IN MILLIONS)   ACCOUNTS*  (IN MILLIONS)
------------------------------------------------------------------------------------------------------
Pasi Hamalainen         10         $7,357.18          6          $618.49          185      $38,982.02



* 11 of these accounts (with combined assets of $4,722, 300,000) receive a performance-based fee.


POTENTIAL CONFLICTS OF INTEREST

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investment of the Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, track the same index as the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

     KNOWLEDGE AND TIMING OF PORTFOLIO TRADES. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

     INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

     Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolio and certain pooled investment vehicles, including investment opportunity allocation issues.


     PERFORMANCE FEES. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with PIMCO's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to PIMCO. The compensation of portfolio managers consists of a base salary, a bonus and may include a retention bonus. The portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

     SALARY AND BONUS. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

     In addition, the following non-exclusive list of qualitative criteria (collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers.

     - 3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against benchmarks and relative to applicable industry peer groups;

     - Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

     -    Amount and nature of assets managed by the portfolio manager;

     - Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

     - Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

     - Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

     -    Contributions to asset retention, gathering and client satisfaction;

     -    Contributions to mentoring, coaching and/or supervising; and

     -    Personal growth and skills added.


     A portfolio manager's compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final award amounts are determined by the PIMCO Compensation Committee.


     RENTENTION BONUSES. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

     Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors of America L.P. ("AGI") and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI's profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.


     PROFIT SHARING PLAN. Instead of a bonus, portfolio mangers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to PIMCO and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

     ALLIANZ TRANSACTION RELATED COMPENSATION. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG ("Allianz"). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vests on May 5, 2005.


     From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged from Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

     Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                    DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
Pasi Hamaleinen     None



ING PIMCO HIGH YIELD BOND PORTFOLIO

OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                             REGISTERED                 OTHER POOLED
                        INVESTMENT COMPANIES        INVESTMENT VEHICLES            OTHER ACCOUNTS
                     ---------------------------------------------------------------------------------
                     NUMBER OF    TOTAL ASSETS   NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS
PORTFOLIO MANAGER     ACCOUNTS   (IN MILLIONS)    ACCOUNTS   (IN MILLIONS)    ACCOUNTS   (IN MILLIONS)
------------------------------------------------------------------------------------------------------
Raymond G. Kennedy       8         $13,610.68        6         $2,185.31         15        $2,795.47


None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investment of the Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, track the same index as the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

     KNOWLEDGE AND TIMING OF PORTFOLIO TRADES. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

     INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

     Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolio and certain pooled investment vehicles, including investment opportunity allocation issues.


     PERFORMANCE FEES. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGER

     PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with PIMCO's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to PIMCO. The compensation of portfolio managers consists of a base salary, a bonus and may include a retention bonus. The portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

     SALARY AND BONUS. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.


     In addition, the following non-exclusive list of qualitative criteria (collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers.


     - 3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against benchmarks and relative to applicable industry peer groups;

     - Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

     -    Amount and nature of assets managed by the portfolio manager;

     - Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

     - Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

     - Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

     -    Contributions to asset retention, gathering and client satisfaction;

     -    Contributions to mentoring, coaching and/or supervising; and

     -    Personal growth and skills added.


     A portfolio manager's compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final award amounts are determined by the PIMCO Compensation Committee.


     RENTENTION BONUSES. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

     Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors of America L.P. ("AGI") and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI's profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

     PROFIT SHARING PLAN. Instead of a bonus, portfolio mangers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to PIMCO and the Bonus Factors. Under his employment agreement, William Goss receives a fixed percentage of the profit sharing plan.

     ALLIANZ TRANSACTION RELATED COMPENSATION. In May 2000, a majority interest in the predecessory holding company of PIMCO was acquired by a subsidiary of Allianz AG ("Allianz"). In connection with the transaction, Mr. Goss received a grant of restricted stock of Allianz, the last of which vests on May 5, 2005.

     From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged from Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

     Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                      DOLLAR RANGE OF
PORTFOLIO MANAGER    FUND SHARES OWNED
-----------------    -----------------
Raymond G. Kennedy   None

ING PIONEER FUND PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:


                           REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                                 COMPANIES*                    VEHICLES                 OTHER ACCOUNTS
                        ---------------------------   --------------------------   ------------------------
                        NUMBER OF                     NUMBER OF                    NUMBER OF
PORTFOLIO MANAGER        ACCOUNTS     TOTAL ASSETS     ACCOUNTS    TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------
John A. Carey               9       $10,049,042,000       4       $1,076,207,000       2       $159,612,000
Walter Hunnewell, Jr.       9       $10,049,042,000       4       $1,076,207,000       2       $159,612,000



* 1 of these accounts with assets of $7,315,286,000 receives a performance-based fee.


POTENTIAL CONFLICTS OF INTEREST

     When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the fund as well as one or more other accounts. Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See "Compensation Structure of Portfolio Managers" below.


     - A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering. Generally, investments for which there is limited availability are allocated based upon a range of factors including available cash and consistency with the accounts' investment objectives and policies. This allocation methodology necessarily involves some subjective elements but is intended over time to treat each client in an equitable and fair manner. Generally, the investment opportunity is allocated among participating accounts on a pro rata basis. Although Pioneer believes that its practices are reasonably designed to treat each client in an equitable and fair manner, there may be instances where a portfolio may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity.


     - A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.

     - A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation.

     - A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

     - If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer's financial performance. Pioneer's compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager's overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager. The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees. Base compensation is fixed and normally reevaluated on an annual basis. Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary. The annual bonus is based upon a combination of the following factors:

     - Quantitative Investment Performance. The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31. The accounts, which include the Portfolio, are ranked against a group of mutual funds with similar investment objectives and investment focus (60%) and a broad-based securities market index measuring the performance of the same type of securities in which the accounts invest (40%), which, in the case of a portfolio, is the S&P 500(R) Index. As a result of these two benchmarks, the performance of the portfolio manager for compensation purposes is measured against criteria that are relevant to the portfolio manager's competitive universe.

     - Qualitative Performance. The qualitative performance component with respect to all of the accounts managed by the portfolio manager includes objectives, such as effectiveness in the areas of teamwork, leadership, communications and marketing, that are mutually established and evaluated by each portfolio manager and management.

     - Pioneer Results and Business Line Results. Pioneer's financial performance, as well as the investment performance of its investment management group affect a portfolio manager's actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

     Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.p.A., an affiliate of Pioneer, at the then fair value of the underlying stock. These options are generally exercisable within three years.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                         DOLLAR RANGE OF
PORTFOLIO MANAGER       FUND SHARES OWNED
-----------------       -----------------
John A. Carey           None
Walter Hunnewell, Jr.   None



ING PIONEER MID CAP VALUE PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                       REGISTERED INVESTMENT       OTHER POOLED INVESTMENT
                            COMPANIES*                    VEHICLES                 OTHER ACCOUNTS
                    --------------------------   --------------------------   ------------------------
                    NUMBER OF                    NUMBER OF                    NUMBER OF
PORTFOLIO MANAGER    ACCOUNTS    TOTAL ASSETS     ACCOUNTS    TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS
------------------------------------------------------------------------------------------------------
J. Rodman Wright        5       $7,787,284,000       2       $1,277,845,000       3        $65,232,000



* 2 of these accounts with assets of $7,334,938,000 receives a performance-based fee.

POTENTIAL CONFLICTS OF INTEREST

     When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the fund as well as one or more other accounts. Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See "Compensation Structure of Portfolio Managers" below.

     - A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering. Generally, investments for which there is limited availability are allocated based upon a range of factors including available cash and consistency with the accounts' investment objectives and policies. This allocation methodology necessarily involves some subjective elements but is intended over time to treat each client in an equitable and fair manner. Generally, the investment opportunity is allocated among participating accounts on a pro rata basis. Although Pioneer believes that its practices are reasonably designed to treat each client in an equitable and fair manner, there may be instances where a portfolio may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity.

     - A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.

     - A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation.

     - A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

     - If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer's financial performance. Pioneer's compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager's overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager. The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees. Base compensation is fixed and normally reevaluated on an annual basis. Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary. The annual bonus is based upon a combination of the following factors:

     - Quantitative Investment Performance. The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31. The accounts, which include the Portfolio, are ranked against a group of mutual funds with similar investment objectives and investment focus (60%) and a broad-based securities market index measuring the performance of the same type of securities in which the accounts invest (40%), which, in the case of a portfolio, is the S&P 500(R) Index. As a result of these two benchmarks, the performance of the portfolio manager for compensation purposes is measured against criteria that are relevant to the portfolio manager's competitive universe.

     - Qualitative Performance. The qualitative performance component with respect to all of the accounts managed by the portfolio manager includes objectives, such as effectiveness in the areas of teamwork, leadership, communications and marketing, that are mutually established and evaluated by each portfolio manager and management.

     - Pioneer Results and Business Line Results. Pioneer's financial performance, as well as the investment performance of its investment management group affect a portfolio manager's actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

     Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.p.A., an affiliate of Pioneer, at the then fair value of the underlying stock. These options are generally exercisable within three years.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                     DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
J. Rodman Wright    None






ING STOCK INDEX PORTFOLIO


OTHER MANAGED ACCOUNTS


The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                         REGISTERED INVESTMENT       OTHER POOLED INVESTMENT
                               COMPANIES                    VEHICLES                OTHER ACCOUNTS
                      ---------------------------   ------------------------   ------------------------
                      NUMBER OF                     NUMBER OF                  NUMBER OF
PORTFOLIO MANAGER      ACCOUNTS     TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
-------------------------------------------------------------------------------------------------------
Omar Aguilar, Ph.D.       44      $16,050,225,514       0            N/A           4       $982,057,596


POTENTIAL CONFLICTS OF INTEREST

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

     While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

     Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

     ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

     A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.


     Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGER

     Compensation consists of (a) base salary; (b) bonus which is based on ING Investment Management (ING IM) performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

     Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                       DOLLAR RANGE OF
PORTFOLIO MANAGER     FUND SHARES OWNED
-----------------     -----------------
Omar Aguilar, Ph.D.   None



ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                        REGISTERED INVESTMENT         OTHER POOLED INVESTMENT
                             COMPANIES                      VEHICLES                     OTHER ACCOUNTS
                    ----------------------------   ----------------------------   ----------------------------
                    NUMBER OF   TOTAL ASSETS (IN   NUMBER OF   TOTAL ASSETS (IN   NUMBER OF   TOTAL ASSETS (IN
PORTFOLIO MANAGER    ACCOUNTS       MILLIONS)       ACCOUNTS       MILLIONS)       ACCOUNTS       MILLIONS)
--------------------------------------------------------------------------------------------------------------
Stephen W. Boesel       3           $11,019.2          0              N/A             6             $98.3


POTENTIAL CONFLICTS OF INTEREST


     T. Rowe Price is not aware of any material conflicts of interest that may arise in connection with the portfolio manager's management of the Portfolio's investments and the investments of the other account(s).

     Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for the Portfolio based on the investment objective, policies, practices and other relevant investment considerations that the managers believe are applicable to the Portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the "Compensation Structure of Portfolio Managers" section, our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.





COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Portfolio manager compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:


     Investment performance over one-, three-, five- and ten-year periods is the most important input. We evaluate performance in absolute, relative and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (ex., S&P 500(R) Index) and an applicable Lipper Index (ex., Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. Compensation is viewed with a long-term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in the Portfolio's assets due to the purchase or sale of Portfolio shares is not considered a material factor.


     Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts and being good corporate citizens are important components of our long term success and are highly valued.


     All employees at T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

     This compensation structure is used for all portfolios managed by the portfolio manager.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                     DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
Stephen W. Boesel   None



ING T. ROWE EQUITY INCOME PORTFOLIO


OTHER MANAGED ACCOUNTS


The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                    REGISTERED INVESTMENT COMPANIES   OTHER POOLED INVESTMENT VEHICLES           OTHER ACCOUNTS
                    -------------------------------------------------------------------------------------------------
                      NUMBER OF   TOTAL ASSETS (IN      NUMBER OF   TOTAL ASSETS (IN     NUMBER OF   TOTAL ASSETS (IN
PORTFOLIO MANAGER      ACCOUNTS       MILLIONS)          ACCOUNTS       MILLIONS)         ACCOUNTS       MILLIONS)
---------------------------------------------------------------------------------------------------------------------
Brian C. Rogers          13           $29,246.7             1            $324.4              15          $1,196.0


POTENTIAL CONFLICTS OF INTEREST


     T. Rowe Price is not aware of any material conflicts of interest that may arise in connection with the portfolio manager's management of the Portfolio's investments and the investments of the other account(s).

     Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for the Portfolio based on the investment objective, policies, practices and other relevant investment considerations that the managers believe are applicable to the Portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the "Compensation Structure of Portfolio Managers" section, our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGER

     Portfolio manager compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:


     Investment performance over one-, three-, five- and ten-year periods is the most important input. We evaluate performance in absolute, relative and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (ex., S&P 500(R) Index) and an applicable Lipper Index (ex., Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. Compensation is viewed with a long-term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in the Portfolio's assets due to the purchase or sale of Portfolio shares is not considered a material factor.


     Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts and being good corporate citizens are important components of our long term success and are highly valued.


     All employees at T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

     This compensation structure is used for all portfolios managed by the portfolio manager.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                     DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
Brian C. Rogers     None



ING TEMPLETON GLOBAL GROWTH PORTFOLIO


OTHER MANAGED ACCOUNTS


          The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005:



                     REGISTERED INVESTMENT COMPANIES   OTHER POOLED INVESTMENT VEHICLES          OTHER ACCOUNTS
                     -------------------------------------------------------------------------------------------------
                       NUMBER OF     TOTAL ASSETS        NUMBER OF      TOTAL ASSETS      NUMBER OF     TOTAL ASSETS
PORTFOLIO MANAGER       ACCOUNTS   (IN BILLIONS)(1)       ACCOUNTS   (IN BILLIONS) (1)     ACCOUNTS   (IN BILLIONS)(1)
----------------------------------------------------------------------------------------------------------------------
Murdo Murchison            8             $63.4                6            $ 9.6              4             $0.4
Jeffrey A. Everett        11             $60.9               11            $11.9              8             $0.6
Lisa F. Myers             10             $31.7               11            $ 3.6              8             $0.8


(1) Assets noted represent the total net assets of registered investment companies, other pooled investment vehicles or other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

POTENTIAL CONFLICTS OF INTEREST


     The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

     The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

     Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

     The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGER


     The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

          BASE SALARY Each portfolio manager is paid a base salary.

          ANNUAL BONUS Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

     - INVESTMENT PERFORMANCE. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

     - RESEARCH Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

     - NON-INVESTMENT PERFORMANCE. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

     - RESPONSIBILITIES. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

          ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

     Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005 including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:



 DOLLAR RANGE OF
PORTFOLIO MANAGER    FUND SHARES OWNED
-----------------    -----------------
Murdo Murchison      None
Jeffrey A. Everett   None
Lisa F. Myers        None



ING UBS U.S. ALLOCATION PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                     REGISTERED INVESTMENT COMPANIES   OTHER POOLED INVESTMENT VEHICLES         OTHER ACCOUNTS
                     --------------------------------------------------------------------------------------------------
                       NUMBER OF                          NUMBER OF                       NUMBER OF
 PORTFOLIO MANAGER      ACCOUNTS    TOTAL ASSETS           ACCOUNTS    TOTAL ASSETS        ACCOUNTS      TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------
Brian D. Singer            7       $6,838,000,000             10      $6,721,000,000          26      $2,349,617,968.49



None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     The management of a Fund and other accounts by a portfolio manager could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the Fund. The portfolio manager and his team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

     If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

     The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     The portfolio managers receive a base salary and incentive compensation based on their personal performance.

     Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

     - Competitive salary, benchmarked to maintain competitive compensation opportunities.

     - Annual bonus, tied to individual contributions and investment performance.

     - UBS equity awards, promoting company-wide success and employee retention.

     - Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

     BASE SALARY is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

     ANNUAL BONUSES are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals' interests with those of our clients.

     UBS AG EQUITY. Many of our senior investment professionals receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.

     Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS AG stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.

     PARTNERSHIP INCENTIVE PROGRAM (PIP). Designed to promote an entrepreneurial culture and drive long-term thinking, the PIP is a phantom-equity-like program for key senior staff (approximately top 2%). By tying compensation to overall firm performance over the mid-to longer-term, the program offers significant compensation opportunities for our senior staff.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                     DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
Brian D. Singer     None

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                    REGISTERED INVESTMENT COMPANIES   OTHER POOLED INVESTMENT VEHICLES        OTHER ACCOUNTS (1)
                    -----------------------------------------------------------------------------------------------
                      NUMBER OF                          NUMBER OF                       NUMBER OF
PORTFOLIO MANAGER      ACCOUNTS     TOTAL ASSETS          ACCOUNTS    TOTAL ASSETS        ACCOUNTS    TOTAL ASSETS
-------------------------------------------------------------------------------------------------------------------
Dennis Lynch              33      $15,594,023,614            4       $1,300,000,000        10,850    $2,900,000,000
David Cohen               33      $15,594,023,614            4       $1,300,000,000        10,850    $2,900,000,000
Sam Chainani              33      $15,594,023,614            4       $1,300,000,000        10,850    $2,900,000,000
Alexander Norton          33      $15,594,023,614            4       $1,300,000,000        10,850    $2,900,000,000



(1) Of these other accounts, 1 account with a total of approximately $216 million in assets had performance based fees.


POTENTIAL CONFLICTS OF INTEREST


     Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it received from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.


     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Sub-Adviser.


     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

          -    Cash Bonus;

          - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;


          - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;

          - Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Sub-Adviser or its affiliates; and


          - Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

          - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods;

          - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;


          -    Contribution to the business objectives of the Sub-Adviser;


          -    The dollar amount of assets managed by the portfolio manager;

          -    Market compensation survey research by independent third parties;

          - Other qualitative factors, such as contributions to client objectives; and

          - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

     Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                     DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
Dennis Lynch        None
David Cohen         None
Sam Chainani        None
Alexander Norton    None



ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                    REGISTERED INVESTMENT COMPANIES   OTHER POOLED INVESTMENT VEHICLES         OTHER ACCOUNTS
                    -----------------------------------------------------------------------------------------------
                       NUMBER OF                         NUMBER OF                       NUMBER OF
PORTFOLIO MANAGER       ACCOUNTS    TOTAL ASSETS          ACCOUNTS    TOTAL ASSETS        ACCOUNTS    TOTAL ASSETS
-------------------------------------------------------------------------------------------------------------------
Hassan Elmasry             8       $3,143,689,153            5       $2,600,000,000          16      $1,700,000,000
Paras Dodhia               3       $2,414,522,629            0       N/A                      0      N/A
Ewa Borowska               4       $2,541,888,449            0       N/A                      0      N/A
Michael Allison            3       $  365,392,506            0       N/A                      0      N/A
Jayson Vowles              3       $2,414,522,629            0       N/A                      0      N/A


POTENTIAL CONFLICTS OF INTEREST


     Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it received from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.


     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Sub-Adviser.


     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

          -    Cash Bonus;

          - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;


          - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;

          - Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Sub-Adviser or its affiliates; and


          - Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

          - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods;

          - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;


          -    Contribution to the business objectives of the Sub-Adviser;


          -    The dollar amount of assets managed by the portfolio manager;

          -    Market compensation survey research by independent third parties;

          - Other qualitative factors, such as contributions to client objectives; and

          - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

     Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:



                     DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
Hassan Elmasry      None
Paras Dodhia        None
Ewa Borowska        None
Michael Allison     None
Jayson Vowles       None



ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO


OTHER MANAGED ACCOUNTS


     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:

                       REGISTERED INVESTMENT COMPANIES   OTHER POOLED INVESTMENT VEHICLES         OTHER ACCOUNTS
                       -----------------------------------------------------------------------------------------------
                          NUMBER OF                          NUMBER OF                      NUMBER OF
PORTFOLIO MANAGER         ACCOUNTS      TOTAL ASSETS          ACCOUNTS   TOTAL ASSETS        ACCOUNTS    TOTAL ASSETS
----------------------------------------------------------------------------------------------------------------------
James A. Gilligan            22       $31,963,555,358            0             N/A            2,096     $1,100,000,000

Thomas Bastian               22       $31,963,555,358            0             N/A            2,096     $1,100,000,000

Sergio Marcheli              22       $31,963,555,358            0             N/A            2,096     $1,100,000,000

James O. Roeder              22       $31,963,555,358            0             N/A            2,096     $1,100,000,000

Vincent V. Vizachero         22       $31,963,555,358            0             N/A            2,096     $1,100,000,000


POTENTIAL CONFLICTS OF INTEREST


     Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it received from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.


     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Sub- Adviser.


     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

          -    Cash Bonus;

          - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;


          - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;

          - Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Sub-Adviser or its affiliates; and

          - Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

          - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods;

          - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;


          -    Contribution to the business objectives of the Sub-Adviser;


          -    The dollar amount of assets managed by the portfolio manager;

          -    Market compensation survey research by independent third parties;

          - Other qualitative factors, such as contributions to client objectives; and

          - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

     Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:


                     DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
James A. Gilligan   None
Thomas Bastian      None
Sergio Marcheli     None
James O. Roeder     None
Vincent Vizachero   None



ING VAN KAMPEN REAL ESTATE PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:


                     REGISTERED INVESTMENT COMPANIES   OTHER POOLED INVESTMENT VEHICLES          OTHER ACCOUNTS (1)
                     ------------------------------------------------------------------------------------------------

                       NUMBER OF   TOTAL ASSETS (IN       NUMBER OF   TOTAL ASSETS (IN    NUMBER OF   TOTAL ASSETS (IN
PORTFOLIO MANAGER       ACCOUNTS       BILLIONS)           ACCOUNTS        BILLIONS)       ACCOUNTS       BILLIONS)
--------------------------------------------------------------------------------------------------------------------
Theodore R. Bigman        11            $6.583               5               $1.5            768            $2.8



(1) Of these other accounts, 4 accounts with a total of approximately $308 million in assets had performance based fees.


POTENTIAL CONFLICTS OF INTEREST


     Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it received from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.


     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Sub-Adviser.


     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

          -    Cash Bonus;

          - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;


          - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;

          - Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Sub-Adviser or its affiliates; and


          - Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

          - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods;

          - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;


          -    Contribution to the business objectives of the Sub-Adviser;


          -    The dollar amount of assets managed by the portfolio manager;

          -    Market compensation survey research by independent third parties;

          - Other qualitative factors, such as contributions to client objectives; and

          - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

     Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:


                      DOLLAR RANGE OF
PORTFOLIO MANAGER    FUND SHARES OWNED
------------------   -----------------
Theodore R. Bigman          None



ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO


OTHER MANAGED ACCOUNTS

          The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:


                    REGISTERED INVESTMENT COMPANIES   OTHER POOLED INVESTMENT VEHICLES        OTHER ACCOUNTS
                    -----------------------------------------------------------------------------------------------
                      NUMBER OF         TOTAL              NUMBER OF      TOTAL          NUMBER OF        TOTAL
PORTFOLIO MANAGER      ACCOUNTS        ASSETS               ACCOUNTS     ASSETS           ACCOUNTS       ASSETS
-------------------------------------------------------------------------------------------------------------------
Carl Ghielen              12      $470,213,728.77              0               N/A           1       $88,831,831.71

Martin Jansen              9      $   256,998,838              1       $88,831,832           2       $  156,244,714


POTENTIAL CONFLICTS OF INTEREST

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

     While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

     Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

     ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

     A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.


     Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Compensation consists of (a) base salary and (b) bonus, which is based on ING IM performance, 1 year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the Lipper International Multi-Cap Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a "scorecard" that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for mutual fund accounts managed by the team.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:


                     DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
Carl Ghielen               None
Martin Jansen              None



ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO


OTHER MANAGED ACCOUNTS

          The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:


                             REGISTERED INVESTMENT       OTHER POOLED
                                   COMPANIES          INVESTMENT VEHICLES        OTHER ACCOUNTS
                            -----------------------------------------------------------------------
                              NUMBER       TOTAL      NUMBER       TOTAL                    TOTAL
                                OF      ASSETS (IN      OF      ASSETS (IN   NUMBER OF   ASSETS (IN
PORTFOLIO MANAGER            ACCOUNTS    BILLIONS)   ACCOUNTS    BILLIONS)   ACCOUNTS     BILLIONS)
---------------------------------------------------------------------------------------------------
Robert J. Costomiris, CFA       3          $1.2          0          N/A          0           N/A


POTENTIAL CONFLICTS OF INTEREST

          As an investment adviser, Wells Capital Management has fiduciary responsibilities to act in the best interests of its clients. Such duties include: (1) reasonable and independent basis for its investment advice; (2) seeking best price execution for clients' securities transactions, ensuring that the investment advice is suitable to the client's objectives; and (3) refraining from engaging in personal securities transactions inconsistent with client interests.

          Wells Capital Management's portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

          Wells Capital Management has an internal compliance group headed by the Director of Business Risk Management, Mai Shiver, who reports directly to the firm president. All employee investment activities are monitored by the internal compliance group according to the Compliance Manual and Code of Ethics documents, which set forth compliance policies, procedures and requirements for the firm and its employees.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

          Wells Capital Management has a comprehensive and competitive compensation program. We use annual surveys to reassess salary points, bonuses and deferred compensation.

          Compensation for portfolio managers is geared toward relative investment performance within acceptable risk parameters and may reflect net asset changes. Research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. We custom-tailor personal scorecards to measure positive contributions to relative investment results. We preset ranges so incentive opportunities are known and measured continually.

          Talented investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios, aligns the interests of the investment team with the clients, and provides direct participation in the growth and success of the company and its clients.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


          The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                             DOLLAR RANGE OF
PORTFOLIO MANAGER           FUND SHARES OWNED

Robert J. Costomiris, CFA   None



ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO


OTHER MANAGED ACCOUNTS

         The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:


                    REGISTERED INVESTMENT        OTHER POOLED
                          COMPANIES           INVESTMENT VEHICLES       OTHER ACCOUNTS
                    ----------------------------------------------------------------------
                     NUMBER      TOTAL       NUMBER       TOTAL      NUMBER       TOTAL
                       OF      ASSETS (IN      OF      ASSETS (IN      OF       ASSETS (IN
PORTFOLIO MANAGER   ACCOUNTS   BILLIONS)    ACCOUNTS    BILLIONS)   ACCOUNTS    BILLIONS)
-----------------------------------------------------------------------------------------
Robert Costomiris       3         $1.2         0           N/A          0          N/A


POTENTIAL CONFLICTS OF INTEREST

          As an investment adviser, Wells Capital Management has fiduciary responsibilities to act in the best interests of its clients. Such duties include: (1) reasonable and independent basis for its investment advice; (2) seeking best price execution for clients' securities transactions, ensuring that the investment advice is suitable to the client's objectives; and (3) refraining from engaging in personal securities transactions inconsistent with client interests.

          Wells Capital Management's portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

          Wells Capital Management has an internal compliance group headed by the Director of Business Risk Management, Mai Shiver, who reports directly to the firm president. All employee investment activities are monitored by the internal compliance group according to the Compliance Manual and Code of Ethics documents, which set forth compliance policies, procedures and requirements for the firm and its employees.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

          Wells Capital Management has a comprehensive and competitive compensation program. We use annual surveys to reassess salary points, bonuses and deferred compensation.

          Compensation for portfolio managers is geared toward relative investment performance within acceptable risk parameters and may reflect net asset changes. Research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. We custom-tailor personal scorecards to measure positive contributions to relative investment results. We preset ranges so incentive opportunities are known and measured continually.

          Talented investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios, aligns the interests of the investment team with the clients, and provides direct participation in the growth and success of the company and its clients.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


          The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:



                             DOLLAR RANGE OF
PORTFOLIO MANAGER           FUND SHARES OWNED

Robert J. Costomiris, CFA   None


                          EXPENSE LIMITATION AGREEMENT


     The Advisers have entered into expense limitation agreements with the Portfolios listed below pursuant to which the Advisers have agreed to waive or limit their fees. In connection with this agreement, the Advisers will assume other expenses so that the total annual ordinary operating expenses of these Portfolios (which excludes interest, taxes, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio's business, and expenses of any counsel or other persons or services retained by the Portfolio's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Advisers) do not exceed the limits set forth below of the Portfolio's average daily net assets, subject to possible recoupment by the Advisers within three years.



                      PORTFOLIO                    SERVICE 2  CLASS I  CLASS S
------------------------------------------------------------------------------
ING Disciplined Small Cap Value Portfolio            1.15%     0.75%    1.00%
ING EquitiesPlus Portfolio                           0.80%     0.40%    0.65%
ING FMR(SM) Earnings Growth Portfolio                1.08%     0.68%    0.93%
ING FMR(SM) Small Cap Equity Portfolio               1.40%     1.00%    1.25%
ING Franklin Income Portfolio                        1.24%     0.74%    0.99%
ING Global Real Estate Portfolio                     1.40%     1.00%    1.25%
ING Goldman Sachs Tollkeeper(SM) Portfolio           1.55%     1.15%    1.40%
ING JPMorgan Value Opportunities Portfolio           0.93%     0.53%    0.78%
ING Marsico International Opportunities Portfolio    1.08%     0.68%    0.93%
ING MFS Utilities Portfolio                          1.20%     0.80%    1.05%
ING Pioneer Mid Cap Value Portfolio                  1.05%     0.65%    0.90%
ING VP Index Plus International Equity Portfolio     0.95%     0.55%    0.80%
ING Wells Fargo Small Cap Disciplined Portfolio      1.27%     0.87%    1.12%



     The expense limitation agreements provide that the expense limitations shall continue until May 1, 2007 for Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, Goldman Sachs Tollkeeper(SM), MFS Utilities, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios. The expense limitations for JPMorgan Value Opportunities, Marsico International Opportunities and Pioneer Mid Cap Value Portfolios shall continue through September 23, 2007. The expense limitations for FMR(SM) Earnings Growth Portfolio shall continue through May 1, 2008. These Portfolios' expense limitation agreements are contractual and shall renew automatically for one-year terms unless the Advisers provide written notice of termination of the agreements to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreements may also be terminated by the Trust, without payment of any penalty, upon ninety (90) days' prior notice to the Advisers at their principal place of business. Pursuant to a side agreement effective

September 23, 2005, DSI has effected the following expense limits for Pioneer Fund through September 23, 2007: (1) 0.71% for the Service 2 Class shares of the Portfolio; (2) 0.96% for the Class I shares of the Portfolio; and (3) 1.11% for the Class S shares of the Portfolio. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it.

     Also, the DSI has voluntarily agreed to waive its rights to recoupment under Section 2 of the Expense Limitation Agreement between DSI and the Trust, dated January 1, 2005, for the Service 2 Class, Class I, and Class S shares of Goldman Sachs Tollkeeper. DSI waives its rights to recoupment for the period from January 1, 2005 through December 31, 2006.

     Further, pursuant to an Expense Limitation Agreement, dated September 23, 2005, DSI has effected an operating expense limit of 1.04% for Class S of the Mercury Large Cap Growth Portfolio.


                                  ADMINISTRATOR


     ING Funds Services ("Administrator") serves as Administrator for Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios pursuant to the administration agreement with the Trust. Its principal place of business is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Subject to the supervision of the Board, the Administrator provides all administrative services necessary for the operation of Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios except for those services performed by the Advisers under the Advisory Agreements, each Sub-Adviser under the respective sub-advisory agreements, if applicable, the Custodian for the Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios under the Custodian Agreement, the Transfer Agent under the Transfer Agency Agreement and such other service providers as may be retained by Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios from time to time. The Administrator acts as a liaison among these service providers to Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios. ING Funds Services also furnishes Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios with adequate personnel, office space, communications facilities and other facilities necessary for the operation of Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by other service providers. The Administrator is also responsible for monitoring Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios' compliance with applicable legal requirements and with their investment policies and restrictions for the Portfolios.


     The administration agreement with ING Funds Services may be cancelled by the Trust on behalf of a Portfolio, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days' written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) days' written notice to the Trust.


     During periods when Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios invest directly in investment securities, each pays the Administrator an annual fee, payable monthly in arrears, equal to 0.10% of average daily net assets. The Administrator is a wholly-owned subsidiary of ING Groep and the immediate parent company of the Adviser.

     The Administrator did not receive any fees on behalf of Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Small Cap Equity, Franklin Income and Global Real Estate Portfolios because these Portfolios had not commenced operations as of the fiscal year ended December 31, 2005.

     For the fiscal year ended December 31, 2005, each Portfolio paid fees to the Administrator for administrative services in the amount set forth below.



                                              FEE
                                             (AS A
                                          PERCENTAGE OF
                                           AVERAGE NET    FEE RECEIVED BY IFS
              PORTFOLIO                      ASSETS)          (IN DOLLARS)
-----------------------------------------------------------------------------
ING FMR(SM) Earnings Growth                   0.10%             $ 47,546
ING JPMorgan Value Opportunities              0.10%             $108,423
ING Marsico International Opportunities       0.10%             $ 56,898
ING MFS Utilities                             0.10%             $ 71,235
ING VP Index Plus International Equity        0.10%             $ 11,345
ING Wells Fargo Small Cap Disciplined         0.10%             $    411


                          DISTRIBUTION OF TRUST SHARES

     DSI serves as the Portfolios' distributor and principal underwriter. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of the Portfolio's shares. DSI bears all expenses of providing distribution services including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares. DSI also serves as Adviser to the Trust and therefore is an affiliate to the Trust.


     The Trustees have classified shares of each of the Portfolios into four classes: Institutional Class ("Class I") shares; Service Class ("Class S") shares; and Service 2 Class ("Service 2") shares. Adviser Class shares of the Portfolios are not offered through this SAI. Stock Index offers Class I shares only. Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, the Class I, Class S and Service 2 shares have the features described below:

     The Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.

     The Class S shares are not subject to an initial sales charge, contingent deferred sales charge or Rule 12b-1 distribution fee, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.

     The Service 2 shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum. DSI has agreed to waive a portion of the distribution fee for Service 2 shares. The expense waiver will continue through at least [May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future.

     DISTRIBUTION PLAN

     The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (the "Plan") on behalf of the Service 2 shares of the Portfolios (the "12b-1 Portfolios").

     The Plan provides that the Service 2 shares of the 12b-1 Portfolios shall pay a distribution fee (the "Distribution Fee"), for distribution services including payments to DSI, the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of such 12b-1 Portfolios for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The Plan was approved by all of the Trustees, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan.


     Since the Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "reimbursement variety" (in contrast to "compensation" arrangements by which a distributor's payments are directly linked to its expenses). The Service 2 shares of the 12b-1 Portfolios are liable for any distribution expenses incurred in excess of the Distribution Fee paid for a period of 3 years. Each 12b-1 Portfolio's Service 2 shares are entitled to exclusive voting rights with respect to matters concerning the Plan.

     The Plan permits the 12b-1 Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.25% of the average daily net assets of such 12b-1 Portfolio attributable to an insurance company's variable contract owners during that quarterly period. Expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the 12b-1 Portfolios' shares; (d) obtaining information and providing explanations to variable contract owners regarding the 12b-1 Portfolios' investment objectives and policies and other information about the 12b-1 Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the 12b-1 Portfolios; and (g) financing any other activity that the Board determines is primarily intended to result in the sale of the 12b-1 Portfolios' shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, cast in-person at a meeting called for that purpose. The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the 12b-1 Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the 12b-1 Portfolios without the approval of a majority of the outstanding shares of each of the 12b-1 Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.


     The Plan was adopted because of its anticipated benefit to the 12b-1 Portfolios. These anticipated benefits include increased promotion and distribution of the 12b-1 Portfolios' shares, an enhancement in the 12b-1 Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the 12b-1 Portfolios.

     As of fiscal year ended December 31, 2005, Service 2 shares of the PIMCO High Yield and Limited Maturity Bond Portfolios were not yet offered. As a result, no payments for these two Portfolios were made under the Plan during 2005.

SHAREHOLDER SERVICING AGREEMENT


     Effective May 24, 2002, the Trust entered into a shareholder servicing agreement (the "Shareholder Servicing Agreement") on behalf of the Class S and Service 2 shares of the Trust. Under the Shareholder Services Agreement, DSI (the "Shareholder Services Agent") has agreed to provide certain services including, but not limited to, the following: teleservicing support in connection with existing investments in the Portfolios; delivery and responding to inquiries respecting Trust prospectuses, reports, notices, proxies and proxy statements and other information respecting the Portfolios; facilitation of the tabulation of variable contract owners' votes in the event of a meeting of Trust shareholders; the conveyance of information relating to shares purchased and redeemed and share balances to the Trust, its transfer agent, or the Shareholder Servicing Agent as may be reasonably requested; provision of support services including providing information about the Trust and its Portfolios and answering questions respecting the Trust and its Portfolios, including questions respecting variable contact owners' interest in one or more Portfolios; and provide such other related services as the Portfolios or a shareholder may request. The Shareholder Servicing Agent may subcontract with other parties for the provision of shareholder support services.

     In consideration of the services provided by the Shareholder Servicing Agent pursuant to the Servicing Agreement, the Shareholder Servicing Agent receives from each Portfolio's Service 2 and Class S shares a fee of 0.25%, expressed as a percentage of the average daily net asset values of the Portfolio's shares.


DISTRIBUTION AND SHAREHOLDER SERVICE FEE AMOUNTS PAID

     For the fiscal year ended December 31, 2005, the Shareholder Services Agent received fees from Service 2 and Class S shares of the Portfolios in the amounts set forth below. Additionally, the Distributor received distribution fees in connection with the costs of promotion and distribution-related expenses for the Service 2 shares of the Portfolios for the fiscal period ended December 31, 2005 as set forth below. The Distributor in turn re-allocated the 12b-1 fees it received to various affiliated Insurance Companies who offer Service 2 shares through variable annuity or variable life insurance or other qualified retirement plan products.


     Because Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Small Cap Equity, Franklin Income and Global Real Estate Portfolios had not commenced operations as of December 31, 2005, payments have not been made under the Distribution Plan and Shareholder Services Agreement.



DISTRIBUTION FEES                           CLASS I    CLASS S   SERVICE 2 CLASS
--------------------------------------------------------------------------------
ING ALLIANCEBERNSTEIN MID CAP GROWTH (1)
Advertising                                  $   36   $  3,639        $  130
Printing                                     $  687   $ 69,149        $2,477
Salaries & Commissions                       $  355   $ 35,550        $1,280
Broker Servicing                             $  159   $ 16,113        $  573
Miscellaneous                                $  572   $ 57,210        $2,063
TOTAL                                        $1,809   $181,661        $6,523

ING CAPITAL GUARDIAN SMALL/MID CAP (1)
Advertising                                   N/A     $  3,011        $   67
Printing                                      N/A     $ 57,212        $1,269
Salaries & Commissions                        N/A     $ 29,413        $  656
Broker Servicing                              N/A     $ 13,332        $  294
Miscellaneous                                 N/A     $ 47,334        $1,058
TOTAL                                         N/A     $150,302        $3,344

ING CAPITAL GUARDIAN U.S. EQUITIES (1)
Advertising                                   N/A     $  3,818        $   80
Printing                                      N/A     $ 72,549        $1,528
Salaries & Commissions                        N/A     $ 37,298        $  790
Broker Servicing                              N/A     $ 16,905        $  354
Miscellaneous                                 N/A     $ 60,023        $1,273
TOTAL                                         N/A     $190,594        $4,024


ING EAGLE ASSET CAPITAL APPRECIATION
Advertising                                   N/A     $  1,190        $   22
Printing                                      N/A     $ 22,615        $  426
Salaries & Commissions                        N/A     $ 11,626        $  220
Broker Servicing                              N/A     $  5,270        $   99
Miscellaneous                                 N/A     $ 18,710        $  355
TOTAL                                         N/A     $ 59,411        $1,122

ING EVERGREEN HEALTH SCIENCES
Advertising                                   N/A     $  1,018          N/A
Printing                                      N/A     $ 19,333          N/A
Salaries & Commissions                        N/A     $  9,939          N/A
Broker Servicing                              N/A     $  4,505          N/A
Miscellaneous                                 N/A     $ 15,995          N/A
TOTAL                                         N/A     $ 50,791          N/A

DISTRIBUTION FEES                           CLASS I    CLASS S   SERVICE 2 CLASS
--------------------------------------------------------------------------------
ING EVERGREEEN OMEGA
Advertising                                 $ 1,543   $     53       $     7
Printing                                    $29,324   $  1,005       $   138
Salaries & Commissions                      $15,153   $    517       $    71
Broker Servicing                            $ 6,785   $    234       $    32
Miscellaneous                               $24,432   $    831       $   114
TOTAL                                       $77,237   $  2,640       $   362

ING FMR (SM) DIVERSIFIED MID CAP
Advertising                                 $     1   $  3,428       $   211
Printing                                    $    21   $ 65,122       $ 4,009
Salaries & Commissions                      $    11   $ 33,480       $ 2,072
Broker Servicing                            $     5   $ 15,175       $   928
Miscellaneous                               $    17   $ 53,880       $ 3,340
TOTAL                                       $    55   $171,085       $10,559

ING FMR (SM) EARNINGS GROWTH
Advertising                                 $ 1,112   $     64       $     0
Printing                                    $21,129   $  1,217       $     2
Salaries & Commissions                      $10,918   $    620       $     1
Broker Servicing                            $ 4,889   $    284       $     0
Miscellaneous                               $17,605   $  1,007       $     1
TOTAL                                       $55,653   $  3,192       $     4

ING GLOBAL RESOURCES
Advertising                                 $    63   $  2,299       $   160
Printing                                    $ 1,198   $ 43,681       $ 3,036
Salaries & Commissions                      $   619   $ 22,457       $ 1,569
Broker Servicing                            $   277   $ 10,179       $   703
Miscellaneous                               $   998   $ 36,140       $ 2,530
TOTAL                                       $ 3,155   $114,755       $ 7,997

ING GOLDMAN SACHS TOLLKEEPER(SM)
Advertising                                   N/A     $    462       $    43
Printing                                      N/A     $  8,771       $   811
Salaries & Commissions                        N/A     $  4,509       $   419
Broker Servicing                              N/A     $  2,044       $   188
Miscellaneous                                 N/A     $  7,257       $   676
TOTAL                                         N/A     $ 23,043       $ 2,137

ING INTERNATIONAL
Advertising                                   N/A     $  1,113       $    73
Printing                                      N/A     $ 21,144       $ 1,393
Salaries & Commissions                        N/A     $ 10,870       $   720
Broker Servicing                              N/A     $  4,927       $   322
Miscellaneous                                 N/A     $ 17,493       $ 1,160
TOTAL                                         N/A     $ 55,547       $ 3,668

DISTRIBUTION FEES                           CLASS I    CLASS S   SERVICE 2 CLASS
--------------------------------------------------------------------------------
ING JANUS CONTRARIAN
Advertising                                   N/A     $    503        $    26
Printing                                      N/A     $  9,554        $   500
Salaries & Commissions                        N/A     $  4,912        $   258
Broker Servicing                              N/A     $  2,226        $   116
Miscellaneous                                 N/A     $  7,905        $   417
TOTAL                                         N/A     $ 25,100        $ 1,317

ING JPMORGAN EMERGING MARKETS EQUITY
Advertising                                 $   212   $  2,202        $   138
Printing                                    $ 4,033   $ 41,835        $ 2,628
Salaries & Commissions                      $ 2,084   $ 21,508        $ 1,358
Broker Servicing                            $   933   $  9,749        $   608
Miscellaneous                               $ 3,360   $ 34,613        $ 2,189
TOTAL                                       $10,622   $109,907        $ 6,921

ING JPMORGAN SMALL CAP EQUITY
Advertising                                 $   702   $  1,135        $   335
Printing                                    $13,339   $ 21,574        $ 6,362
Salaries & Commissions                      $ 6,893   $ 11,091        $ 3,288
Broker Servicing                            $ 3,086   $  5,027        $ 1,472
Miscellaneous                               $11,114   $ 17,849        $ 5,301
TOTAL                                       $35,134   $ 56,677        $16,758

ING JPMORGAN VALUE OPPORTUNITIES
Advertising                                 $   813   $  1,039        $     6
Printing                                    $15,447   $ 19,743        $   119
Salaries & Commissions                      $ 7,982   $ 10,150        $    61
Broker Servicing                            $ 3,574   $  4,601        $    27
Miscellaneous                               $12,870   $ 16,335        $    99
TOTAL                                       $40,686   $ 51,867        $   313

ING JULIUS BAER FOREIGN
Advertising                                 $    75   $  4,879        $   289
Printing                                    $ 1,417   $ 92,708        $ 5,485
Salaries & Commissions                      $   732   $ 47,662        $ 2,835
Broker Servicing                            $   328   $ 21,603        $ 1,269
Miscellaneous                               $ 1,181   $ 76,702        $ 4,570
TOTAL                                       $ 3,733   $243,554        $14,449

ING LEGG MASON PARTNERS ALL CAP
Advertising                                   N/A     $  2,357        $   153
Printing                                      N/A     $ 44,778        $ 2,908
Salaries & Commissions                        N/A     $ 23,021        $ 1,503
Broker Servicing                              N/A     $ 10,434        $   673
Miscellaneous                                 N/A     $ 37,047        $ 2,423
TOTAL                                         N/A     $117,637        $ 7,660

ING LEGG MASON VALUE
Advertising                                 $   332   $  3,380        $   197
Printing                                    $ 6,313   $ 64,219        $ 3,738

DISTRIBUTION FEES                           CLASS I    CLASS S   SERVICE 2 CLASS
--------------------------------------------------------------------------------
Salaries & Commissions                      $ 3,262   $ 33,016        $1,932
Broker Servicing                            $ 1,461   $ 14,964        $  865
Miscellaneous                               $ 5,260   $ 53,132        $3,115
TOTAL                                       $16,628   $168,710        $9,847

ING LIMITED MATURITY BOND
Advertising                                   N/A     $  1,881        $   22
Printing                                      N/A     $ 35,748        $  414
Salaries & Commissions                        N/A     $ 18,378        $  214
Broker Servicing                              N/A     $  8,330        $   96
Miscellaneous                                 N/A     $ 29,576        $  345
TOTAL                                         N/A     $ 93,914        $1,091

ING LIQUID ASSETS
Advertising                                 $   971   $  4,135        $   87
Printing                                    $18,456   $ 78,563        $1,653
Salaries & Commissions                      $ 9,537   $ 40,390        $  854
Broker Servicing                            $ 4,271   $ 18,307        $  383
Miscellaneous                               $15,377   $ 64,999        $1,378
TOTAL                                       $48,612   $206,394        $4,355

ING LORD ABBETT AFFILIATED
Advertising                                 $     9   $  1,109        $   20
Printing                                    $   177   $ 21,077        $  387
Salaries & Commissions                      $    92   $ 10,836        $  199
Broker Servicing                            $    41   $  4,911        $   89
Miscellaneous                               $   148   $ 17,438        $  322
TOTAL                                       $   466   $ 55,371        $1,017

ING MARSICO GROWTH
Advertising                                 $    79   $  5,578        $  162
Printing                                    $ 1,499   $105,982        $3,086
Salaries & Commissions                      $   775   $ 54,487        $1,595
Broker Servicing                            $   347   $ 24,696        $  714
Miscellaneous                               $ 1,249   $ 87,685        $2,571
TOTAL                                       $ 3,949   $278,428        $8,128

ING MARSICO INTERNATIONAL OPPORTUNITIES
Advertising                                 $   382   $    902           N/A
Printing                                    $ 7,261   $ 17,138           N/A
Salaries & Commissions                      $ 3,752   $  8,811           N/A
Broker Servicing                            $ 1,680   $  3,993           N/A
Miscellaneous                               $ 6,049   $ 14,179           N/A
TOTAL                                       $19,124   $ 45,023           N/A

MECURY LARGE CAP GROWTH
Advertising                                 $    10   $    971           N/A
Printing                                    $   195   $ 18,449           N/A
Salaries & Commissions                      $   101   $  9,485           N/A
Broker Servicing                            $    45   $  4,299           N/A
Miscellaneous                               $   162   $ 15,264           N/A
TOTAL                                       $   513   $ 48,467           N/A

DISTRIBUTION FEES                           CLASS I    CLASS S   SERVICE 2 CLASS
--------------------------------------------------------------------------------
ING MERCURY LARGE CAP VALUE
Advertising                                 $   329   $    263       $    23
Printing                                    $ 6,234   $  4,997       $   431
Salaries & Commissions                      $ 3,226   $  2,569       $   223
Broker Servicing                            $ 1,445   $  1,164       $   100
Miscellaneous                               $ 5,202   $  4,134       $   359
TOTAL                                       $16,445   $ 13,127       $ 1,136

ING MFS MID CAP GROWTH
Advertising                                 $    67   $  3,984       $   142
Printing                                    $ 1,282   $ 75,694       $ 2,691
Salaries & Commissions                      $   662   $ 38,915       $ 1,391
Broker Servicing                            $   297   $ 17,638       $   623
Miscellaneous                               $ 1,068   $ 62,626       $ 2,242
TOTAL                                       $ 3.376   $198,857       $ 7,088

ING MFS TOTAL RETURN
Advertising                                 $ 1,268   $  9,158       $   359
Printing                                    $24,098   $173,998       $ 6,824
Salaries & Commissions                      $12,452   $ 89,454       $ 3,527
Broker Servicing                            $ 5,576   $ 40,545       $ 1,579
Miscellaneous                               $20,078   $143,958       $ 5,686
TOTAL                                       $63,472   $457,114       $17,975

ING MFS UTILITIES
Advertising                                 $   101      $1061           N/A
Printing                                    $ 1,910   $ 20,152           N/A
Salaries & Commissions                      $   987   $ 10,361           N/A
Broker Servicing                            $   442   $  4,696           N/A
Miscellaneous                               $ 1,592   $ 16,673           N/A
TOTAL                                       $ 5,032   $ 52,943           N/A

ING OPPENHEIMER MAIN STREET(R)
Advertising                                 $    19   $  3,533       $    32
Printing                                    $   352   $ 67,132       $   604
Salaries & Commissions                      $   182   $ 34,513       $   312
Broker Servicing                            $    82   $ 15,643       $   140
Miscellaneous                               $   294   $ 55,542       $   503
TOTAL                                       $   929   $176,363       $ 1,591

ING PIMCO CORE BOND
Advertising                                   N/A     $  6,454       $   258
Printing                                      N/A     $122,619       $ 4,908
Salaries & Commissions                        N/A     $ 63,040       $ 2,536
Broker Servicing                              N/A     $ 28,573       $ 1,136
Miscellaneous                                 N/A     $101,449       $ 4,089
TOTAL                                         N/A     $322,135       $12,927

ING PIMCO HIGH YIELD
Advertising                                   N/A     $  4,414       $     6
Printing                                      N/A     $ 83,862       $   109
Salaries & Commissions                        N/A     $ 43,114       $    57

DISTRIBUTION FEES                           CLASS I    CLASS S   SERVICE 2 CLASS
--------------------------------------------------------------------------------
Broker Servicing                              N/A     $ 19,542       $    25
Miscellaneous                                 N/A     $ 69,384       $    91
TOTAL                                         N/A     $220,316       $   288

ING PIONEER FUND
Advertising                                $    227   $    515           N/A
Printing                                   $  4,322   $  9,786           N/A
Salaries & Commissions                     $  2,233   $  5,031           N/A
Broker Servicing                           $  1,000   $  2,280           N/A
Miscellaneous                              $  3,600   $  8,097           N/A
TOTAL                                      $ 11,382   $ 25,709           N/A

ING PIONEER MID CAP VALUE
Advertising                                $    166   $  4,160           N/A
Printing                                   $  3,150   $ 79,039           N/A
Salaries & Commissions                     $  1,628   $ 40,635           N/A
Broker Servicing                           $    729   $ 18,418           N/A
Miscellaneous                              $  2,625   $ 65,393           N/A
TOTAL                                      $  8,297   $207,645           N/A

ING STOCK INDEX
Advertising                                $  2,862      N/A             N/A
Printing                                   $ 54,370      N/A             N/A
Salaries & Commissions                     $ 28,096      N/A             N/A
Broker Servicing                           $ 12,581      N/A             N/A
Miscellaneous                              $ 45,301      N/A             N/A
TOTAL                                      $143,210      N/A             N/A

ING T. ROWE PRICE CAPITAL APPRECIATION
Advertising                                $    557   $ 14,345       $   664
Printing                                   $ 10,578   $272,559       $12,612
Salaries & Commissions                     $  5,466   $140,124       $ 6,517
Broker Servicing                           $  2,448   $ 63,512       $ 2,918
Miscellaneous                              $  8,814   $225,502       $10,509
TOTAL                                      $ 27,862   $716,042       $33,220

ING T. ROWE PRICE EQUITY INCOME
Advertising                                $    330   $  6,682       $   278
Printing                                   $  6,271   $126,949       $ 5,283
Salaries & Commissions                     $  3,241   $ 65,266       $ 2,730
Broker Servicing                           $  1,451   $ 29,582       $ 1,222
Miscellaneous                              $  5,225   $105,032       $ 4,401
TOTAL                                      $ 16,518   $333,511       $13,915

ING TEMPLETON GLOBAL GROWTH
Advertising                                   N/A     $  2,360       $    47
Printing                                      N/A     $ 44,849       $   890
Salaries & Commissions                        N/A     $ 23,063       $   460
Broker Servicing                              N/A     $ 10,451       $   206
Miscellaneous                                 N/A     $ 37,106       $   742
TOTAL                                         N/A     $117,829       $ 2,345

DISTRIBUTION FEES                           CLASS I    CLASS S   SERVICE 2 CLASS
--------------------------------------------------------------------------------
Advertising                                     N/A   $    774       $    34
Printing                                        N/A   $ 14,700       $   655
Salaries & Commissions                          N/A   $  7,558       $   338
Broker Servicing                                N/A   $  3,426       $   151
Miscellaneous                                   N/A   $ 12,162       $   545
TOTAL                                           N/A   $ 38,620       $ 1,724

ING VAN KAMPEN EQUITY GROWTH
Advertising                                 $   315   $    387       $    94
Printing                                    $ 5,993   $  7,353       $ 1,792
Salaries & Commissions                      $ 3,097   $  3,780       $   926
Broker Servicing                            $ 1,387   $  1,713       $   415
Miscellaneous                               $ 4,993   $  6,083       $ 1,493
TOTAL                                       $15,784   $ 19,317       $ 4,720

ING VAN KAMPEN GLOBAL FRANCHISE
Advertising                                     N/A   $  1,308       $   474
Printing                                        N/A   $ 24,849       $ 8,996
Salaries & Commissions                          N/A   $ 12,775       $ 4,649
Broker Servicing                                N/A   $  5,790       $ 2,082
Miscellaneous                                   N/A   $ 20,559       $ 7,496
TOTAL                                           N/A   $ 65,281       $23,697

ING VAN KAMPEN GROWTH AND INCOME
Advertising                                 $     6   $  5,336       $   514
Printing                                    $   116   $101,383       $ 9,774
Salaries & Commissions                      $    60   $ 52,122       $ 5,050
Broker Servicing                            $    27   $ 23,625       $ 2,261
Miscellaneous                               $    97   $ 83,880       $ 8,143
TOTAL                                       $   306   $266,346       $25,743

ING VAN KAMPEN REAL ESTATE
Advertising                                 $    70   $  6,088       $   211
Printing                                    $ 1,330   $115,664       $ 4,013
Salaries & Commissions                      $   687   $ 59,464       $ 2,074
Broker Servicing                            $   308   $ 26,952       $   929
Miscellaneous                               $ 1,108   $ 95,695       $ 3,344
TOTAL                                       $ 3,503   $303,864       $10,570

ING WELLS FARGO MID CAP DISCIPLINED
Advertising                                   N/A     $  1,780       $    29
Printing                                      N/A     $ 33,825       $   551
Salaries & Commissions                        N/A     $ 17,390       $   285
Broker Servicing                              N/A     $  7,882       $   128
Miscellaneous                                 N/A     $ 27,985       $   460
TOTAL                                         N/A     $ 88,862       $ 1,452



(1) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio and ING Alliance Mid Cap Growth Portfolio is known as ING AllianceBernstein Mid Cap Growth Portfolio. As of April 28, 2006, ING Salomon Brothers All Cap Portfolio is known as ING Legg Mason Partners All Cap Portfolio.

SHAREHOLDER SERVICE FEES



                PORTFOLIO                    SHAREHOLDER  SERVICES  AGREEMENT
-------------------------------------------------------------------------------
                                              2005         2004         2003
-------------------------------------------------------------------------------
ING ALLIANCEBERNSTEIN MID CAP GROWTH
Service 2                                  $   35,357   $   20,554   $    3,809
Class S                                    $1,411,274   $1,386,455   $  960,951

ING CAPITAL GUARDIAN SMALL/MID CAP (1)
Service 2                                  $   20,758   $   14,455   $    3,972
Class S                                    $1,256,557   $1,368,773   $1,089,963

ING CAPITAL GUARDIAN U.S. EQUITIES (1)
Service 2                                  $   25,703   $   20,336   $    8,666
Class S                                    $1,557,727   $1,561,907   $1,009,866

ING EAGLE ASSET CAPITAL APPRECIATION
Service 2                                  $    6,098   $    3,647   $    1,387
Class S                                    $  511,774   $  541,843   $  457,584

ING EVERGREEN HEALTH SCIENCES
Service 2                                  $    7,990   $    2,106      N/A
Class S                                    $  197,903   $   37,281      N/A

ING EVERGREEN OMEGA
Service 2                                  $    9,056   $      179      N/A
Class S                                    $   17,955   $    5,800      N/A

ING FMR(SM) DIVERSIFIED MID CAP
Service 2                                  $   38,664   $   14,658   $    4,388
Class S                                    $  762,667   $  471,117   $  299,700

ING FMR(SM) EARNINGS GROWTH
Service 2                                  $       15       N/A         N/A
Class S                                    $    6,633       N/A         N/A

ING GLOBAL RESOURCES (1)
Service 2                                  $   39,124   $   15,291   $    2,542
Class S                                    $  671,194   $  411,178   $  211,900

ING GOLDMAN SACHS TOLLKEEPER(SM)
Service 2                                  $   10,903   $    8,039   $    2,152
Class S                                    $  158,833   $  144,593   $   76,995

ING INTERNATIONAL
Service 2                                  $   24,285   $   16,655   $    5,271
Class S                                    $  462,712   $  468,419   $  376,024

ING JANUS CONTRARIAN (1)
Service 2                                  $    7,069   $    3,657   $      714
Class S                                    $  164,870   $  139,555   $   82,250

ING JPMORGAN EMERGING MARKETS EQUITY (1)
Service 2                                  $   30,592   $   10,026   $    1,759
Class S                                    $  560,579   $  310,180   $  186,543

ING JPMORGAN SMALL CAP EQUITY
Service 2                                  $   78,446   $   47,895   $   11,017
Class S                                    $  414,442   $  242,767   $   80,300

ING JPMORGAN VALUE OPPORTUNITIES
Service 2                                  $      930       N/A         N/A
Class S                                    $  193,444       N/A         N/A

ING JULIUS BAER FOREIGN
Service 2                                  $   73,964   $   20,135   $    2,652
Class S                                    $1,422,595   $  388,762   $   46,283

ING LEGG MASON PARTNERS ALL CAP (1)
Service 2                                  $   44,106   $   24,474   $    4,261
Class S                                    $1,069,310   $1,140,927   $  800,498

                PORTFOLIO                    SHAREHOLDER  SERVICES  AGREEMENT
-------------------------------------------------------------------------------
                                              2005         2004         2003
-------------------------------------------------------------------------------
ING LEGG MASON VALUE
Service 2                                  $   53,829   $   20,970   $    9,688
Class S                                    $1,044,538   $  611,126   $  439,900

ING LIMITED MATURITY BOND
Service 2                                      N/A          N/A         N/A
Class S                                    $  853,101   $1,187,526   $1,576,847

ING LIQUID ASSETS
Service 2                                  $   33,976   $   26,414   $    9,254
Class S                                    $1,858,379   $2,099,739   $2,466,514

ING LORD ABBETT AFFILIATED
Service 2                                  $    6,082   $    3,492   $    1,464
Class S                                    $  470,853   $  410,226   $  273,178

ING MARSICO GROWTH
Service 2                                  $   45,308   $   27,661   $    8,511
Class S                                    $2,151,893   $2,074,094   $1,753,795

ING MARSICO INTERNATIONAL OPPORTUNITIES
Service 2                                      N/A          N/A         N/A
Class S                                    $   96,516       N/A         N/A

ING MERCURY LARGE CAP GROWTH (1)
Service 2                                  $    4,102   $    3,719   $    1,087
Class S                                    $  140,376   $   38,615   $   22,861

ING MERCURY LARGE CAP VALUE (1)
Service 2                                  $    6,638   $    3,765   $      657
Class S                                    $  135,827   $    95,847  $   36,884

ING MFS MID CAP GROWTH
Service 2                                  $   43,556   $   31,864   $   10,051
Class S                                    $1,645,863   $1,852,603   $1,553,196

ING MFS TOTAL RETURN
Service 2                                  $  110,893   $   66,693   $   21,921
Class S                                    $3,719,426   $3,470,230   $2,823,643

ING MFS UTILITIES
Service 2                                      N/A          N/A         N/A
Class S                                    $  156,330       N/A         N/A

ING OPPENHEIMER MAIN STREET(R)
Service 2                                  $    8,745   $    5,616   $    2,626
Class S                                    $1,455,694   $1,556,578   $1,465,240

ING PIMCO CORE BOND
Service 2                                  $   82,142   $   53,456   $   24,913
Class S                                    $2,260,054   $1,517,203   $1,328,709

ING PIMCO HIGH YIELD
Service 2                                      N/A          N/A         N/A
Class S                                    $1,720,326   $1,038,905      N/A

ING PIONEER FUND
Service 2                                      N/A          N/A         N/A
Class S                                    $   54,705       N/A         N/A

ING PIONEER MID CAP
Service 2                                      N/A          N/A         N/A
Class S                                    $  551,311       N/A         N/A

ING T. ROWE PRICE CAPITAL APPRECIATION
Service 2                                  $  185,085   $   89,149   $   21,767
Class S                                    $5,234,341   $3,995,368   $2,804,597

ING T. ROWE PRICE EQUITY INCOME
Service 2                                  $   75,279   $   42,837   $   12,507
Class S                                    $2,576,988   $2,028,011   $1,223,206

ING TEMPLETON GLOBAL GROWTH (1)
Service 2                                  $   13,919   $    8,008   $    1,710

                PORTFOLIO                    SHAREHOLDER  SERVICES  AGREEMENT
-------------------------------------------------------------------------------
                                              2005         2004         2003
-------------------------------------------------------------------------------
Class S                                    $  922,664   $  905,128   $  678,508

ING UBS U.S. ALLOCATION (1)
Service 2                                  $   10,193   $    4,828   $      456
Class S                                    $  274,432   $  213,504   $  128,621

ING VAN KAMPEN EQUITY GROWTH
Service 2                                  $   27,312   $   18,751   $    6,898

Class S                                    $  112,447   $   87,616   $   40,190
ING VAN KAMPEN GLOBAL FRANCHISE
Service 2                                  $  133,378   $   60,512   $   15,892
Class S                                    $  427,174   $  208,744   $   84,040

ING VAN KAMPEN GROWTH AND INCOME
Service 2                                  $  152,199   $   89,349   $   26,829
Class S                                    $2,054,310   $1,916,002   $1,592,547

ING VAN KAMPEN REAL ESTATE
Service 2                                  $   58,112   $   26,506   $    6,855
Class S                                    $1,940,962   $1,042,253   $  620,353

ING VP INDEX PLUS INTERNATIONAL EQUITY
Service 2                                      N/A          N/A         N/A
Class S                                    $   27,308       N/A         N/A

ING WELLS FARGO MID CAP DISCIPLINED
Service 2                                  $    8,657   $    5,898   $    1,770
Class S                                    $  734,195   $  802,100   $  723,714

ING WELLS FARGO SMALL CAP DISCIPLINED
Service 2                                      N/A          N/A         N/A
Class S                                    $    1,027       N/A         N/A



(1) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio and ING Alliance Mid Cap Growth Portfolio is known as ING AllianceBernstein Mid Cap Growth Portfolio. As of April 28, 2006, ING Salomon Brothers All Cap Portfolio is known as ING Legg Mason Partners All Cap Portfolio.


                                 CODE OF ETHICS

          The Portfolios' Board, DSI, as Adviser, the Sub-Advisers and the Distributor have adopted a Code of Ethics ("Codes") in accordance with Rule 17j-1 under the 1940 Act governing personal trading activities of all Trustees, officers of the Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Portfolios that may arise from personal trading of securities that may be purchased or held by the Portfolios or the Portfolios' shares. The Code of Ethics also prohibits short-term trading of each Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolios' Compliance Officer his or her designee and to report all transactions on a regular basis. The Sub-Advisers have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.

               DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES

     The Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios' annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

     In addition, each Portfolio post their portfolio holdings schedule on ING Groep's website a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (E.G. the Portfolios will post the quarter-ending June 30 holdings on August 1).


     Each Portfolio also compiles a list composed of their ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING Groep's website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.


     Investors (both individual and institutional), financial intermediaries that distribute the Portfolios' shares and most third parties may receive the Portfolios' annual or semi-annual shareholder reports, or view on ING Groep's website, the Portfolios' portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

     Other than in regulatory filings or on ING Groep's website, the Portfolios may provide their portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolios have a legitimate business purpose for doing so. Specifically, the Portfolios' disclosure of their portfolio holdings may include disclosure:

     - To the Portfolios' independent registered public accounting firm, named herein, for use in providing audit opinions, on an as-needed basis;

     - To financial printers for the purpose of preparing the Portfolios' regulatory filings, on an as-needed basis;

     - For the purpose of due diligence regarding a merger or acquisition, on an as-needed basis;

     - To a new Adviser or Sub-Adviser prior to the commencement of its management of the Portfolios, on an as-needed basis;

     - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such agencies may receive more raw data from the Portfolio than is posted on the Portfolios' website;

     - To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Portfolios, on an as-needed basis;

     - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; or

     - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios' shareholders, on an as-needed basis;

     In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

     The Portfolios' Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Portfolios' portfolio securities is in the best interests of the Portfolios' shareholders, including procedures to address conflicts between the interests of the Portfolios' shareholders, on the one hand, and those of the Portfolios' Adviser, Sub-Adviser, principal underwriter or any affiliated person of the Portfolios, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolios' administrator to implement the Board's policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolio's shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, Sub-Adviser, principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolios' administrator to authorize the release of the Portfolios' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios' administrator reports quarterly to the Board regarding the implementation of the Policies.

     The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios' portfolio holdings:

                                                         TIME LAG BETWEEN DATE OF INFORMATION
          PARTY                 PURPOSE      FREQUENCY       AND DATE INFORMATION RELEASED
---------------------------------------------------------------------------------------------
Institutional Shareholder   Proxy Voting     Daily       None
---------------------------------------------------------------------------------------------

                            & Class Action
Services, Inc.              Services
---------------------------------------------------------------------------------------------
Charles River Development   Compliance       Daily       None
---------------------------------------------------------------------------------------------

     All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Portfolios' Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING Groep's Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios' Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.


                             PROXY VOTING PROCEDURES

     The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios' portfolio securities. The procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures, which require the Adviser to vote proxies in accordance with the Portfolios' proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. In addition, the Board established the Valuation, Proxy and Brokerage Committee to oversee the implementation of the Portfolios' proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Portfolios, including procedures of the Adviser, is attached hereto as Appendix B. No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds' website (http://www.ingfunds.com) or by accessing the SEC's EDGAR database (http://www.sec.gov).


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisory Agreement or Sub-Advisory Agreements authorize DSI or a Sub-Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for each Portfolio. In all purchases and sales of securities for the portfolio of a Portfolio, the primary consideration is to obtain the most favorable execution available. Pursuant to the Advisory Agreement or Sub-Advisory Agreements, DSI or each Sub-Adviser determines, subject to the instructions of and review by the Portfolios' Board, which securities are to be purchased and sold by a Portfolio and which brokers are to be eligible to execute portfolio transactions of a Portfolio. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of the Adviser or a Sub-Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

     In placing portfolio transactions, DSI or Sub-Adviser are required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm's risk in positioning a block of securities, and other factors. DSI or a Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios, and not DSI or a Sub-Adviser.

     In selecting a broker-dealer, DSI or a Sub-Adviser will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. DSI or a Sub-Adviser may also take into account the quality of research and related services that can be provided by a broker-dealer, provided DSI or a Sub-Adviser makes a good faith determination that the broker commissions paid by the Portfolios is reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), DSI or a Sub-Adviser may cause a Portfolio to pay a broker-dealer which provides "brokerage and research services" (ad defined in the 1934 Act) to DSI or a Sub-Adviser commissions for effecting a securities transaction for a Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     For many years, it has been a common practice for investment advisers to receive research services from broker-dealers that execute portfolio transactions for the clients of the manager. This research can assist an investment adviser in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, DSI or a Sub-Adviser may receive research services from broker-dealers with which the DSI or a Sub-Adviser places a Portfolio's securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and DSI or a Sub-Adviser do not bear the expense of these services if provided by a broker-dealer that executes trades for a Portfolio, and the advisory fee paid to DSI or sub-advisory fee paid to a Sub-Adviser is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value DSI or the Sub-Advisers in advising a Portfolio and other clients, although not all of the research services received by DSI or the Sub-Advisers will necessarily be useful and of value in managing a particular Portfolio. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by DSI or a Sub-Adviser for the execution of securities transactions for a Portfolio. In addition, in negotiating commissions with a broker, the Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by DSI or a Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

     In negotiating commissions with a broker, the Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by DSI or a Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

     Portfolio transactions may be executed by brokers affiliated with the ING Groep or DSI or a Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in comparable transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to the rules adopted by the National Association of Securities Dealers, Inc. ("NASD").

     Purchases of securities for a Portfolio also may be directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

     Some securities considered for investment by a Portfolio may also be appropriate for their clients served by DSI or a Sub-Adviser. If the purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients serviced by DSI or a Sub-Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and DSI or a Sub-Adviser's other clients in a manner deemed fair and reasonable by DSI or a Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by DSI or a Sub-Adviser, and the results of such allocations, are subject to periodic review by the Board. To the extent any of the Portfolios seek to acquire the same security at the same time, one or more of the Portfolios may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Portfolio is concerned.

     Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. Each Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

     In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available. Each Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolios. By allocating transactions in this manner, the Investment Adviser is able to supplement its research and analysis with the views and information of other securities firms.

     The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

Because Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Small Cap Equity, Franklin Income and Global Real Estate had not commenced operations as of December 31, 2005, the Portfolios have not paid brokerage commissions.


For the fiscal years ended December 31, 2005, 2004, and 2003, each of the Portfolios listed below paid total brokerage commissions as follows:


PORTFOLIO                                     2005         2004         2003
-------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth       $1,912,990   $3,322,364   $1,996,896
ING Capital Guardian Small/Mid Cap (1)     $3,540,961   $  928,119   $  262,574
ING Capital Guardian U.S. Equities (1)     $  474,706   $  333,432   $  909,187
ING Eagle Asset Capital Appreciation       $  200,303   $  164,754   $  276,406
ING Evergreen Health Sciences              $  153,992   $   70,870      N/A
ING Evergreen Omega                        $  115,510   $   10,781      N/A
ING FMR(SM) Diversified Mid Cap            $1,210,736   $  809,496   $  279,297
ING FMR(SM) Earnings Growth                $   49,157      N/A          N/A
ING Global Resources (1)                   $3,835,129   $1,385,184   $  541,231
ING Goldman Sachs Tollkeeper(SM)           $  121,769   $  146,517   $   99,735
ING International                          $1,060,637   $  860,777   $  822,843
ING Janus Contrarian (1)                   $   81,381   $   73,094   $   74,219
ING JPMorgan Emerging Markets Equity (1)   $  491,168   $  709,071   $  434,661
ING JPMorgan Small Cap Equity              $  234,969   $  319,381   $   62,916
ING JPMorgan Value Opportunities           $  177,637      N/A          N/A
ING Julius Baer Foreign                    $1,955,511   $  743,866   $  124,629
ING Legg Mason Partners All Cap            $  615,839   $  632,667   $  561,048
ING Legg Mason Value                       $  371,711   $  387,874   $  222,015
ING Limited Maturity Bond                      N/A         N/A          N/A
ING Liquid Assets                              N/A         N/A          N/A
ING Lord Abbett Affiliated                 $  272,514   $  253,234   $  193,516
ING Marsico Growth                         $1,098,070   $1,444,579   $1,666,706
ING Marsico International Opportunities    $  238,587      N/A          N/A
ING Mercury Large Cap Growth               $   29,524   $   45,380   $   31,964
ING Mercury Large Cap Value                $  305,777   $  253,299   $   87,034
ING MFS Mid Cap Growth                     $1,353,147   $2,181,473   $2,154,230
ING MFS Total Return                       $1,197,211   $1,837,634   $1,203,208
ING MFS Utilities                          $  291,261      N/A          N/A
ING Oppenheimer Main Street(R)             $1,202,773   $2,026,202   $2,437,676
ING PIMCO Core Bond                        $  134,647   $  108,225   $   80,527
ING PIMCO High Yield                       $   51,258   $   36,428      N/A
ING Pioneer Fund                           $   37,506      N/A          N/A
ING Pioneer Mid Cap Value                  $  518,914      N/A          N/A
ING Stock Index                            $   14,059      N/A          N/A
ING T. Rowe Price Capital Appreciation     $1,077,543   $1,007,240   $  319,024
ING T. Rowe Price Equity Income            $  440,764   $  553,324   $  440,278
ING Templeton Global Growth (1)            $  360,041   $  237,274   $  440,278
ING UBS U.S. Allocation (1)                $   70,849   $   76,693   $  152,444
ING Van Kampen Equity Growth               $  142,278   $  238,825   $   83,787
ING Van Kampen Global Franchise            $  111,667   $   46,591   $   30,027
ING Van Kampen Growth and Income           $  677,074   $  949,262   $1,093,782
ING Van Kampen Real Estate                 $  559,219   $  292,321      N/A
ING VP Index Plus International Equity     $   28,062      N/A          N/A
ING Wells Fargo Mid Cap Disciplined(1)     $1,271,375   $1,086,333   $1,438,658
ING Wells Fargo Small Cap Disciplined      $   10,866      N/A          N/A



(1) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of

August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio and ING Alliance Mid Cap Growth Portfolio is known as ING AllianceBernstein Mid Cap Growth Portfolio. As of April 28, 2006, ING Salomon Brothers All Cap Portfolio is known as ING Legg Mason Partners All Cap Portfolio.

For the fiscal year ended December 31, 2005, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services:


                                                            COMMISSIONS PAID ON TOTAL
PORTFOLIO                                              TRANSACTIONS FOR RESEARCH SERVICES
-----------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth Portfolio                      $154,246
ING Capital Guardian Small/Mid Cap Portfolio (1)                    N/A
ING Capital Guardian U.S. Equities Portfolio (1)                    N/A
ING Disciplined Small Cap Value Portfolio                           N/A
ING Eagle Asset Capital Appreciation Portfolio (1)                  N/A
ING EquitiesPlus Portfolio                                          N/A
ING Evergreen Health Sciences Portfolio                             $9,535
ING Evergreen Omega Portfolio                                       $31,677
ING FMR(SM) Diversified Mid Cap Portfolio                           $266,697
ING FMR(SM) Earnings Growth Portfolio (2)                           $25,095
ING FMR(SM) Small Cap Equity Portfolio                              N/A
ING Franklin Income Portfolio                                       N/A
ING Global Real Estate Portfolio                                    N/A
ING Global Resources Portfolio (1)                                  $692,839
ING Goldman Sachs Tollkeeper(SM) Portfolio (1)                      N/A
ING International Portfolio                                         N/A
ING Janus Contrarian Portfolio (1)                                  N/A
ING JPMorgan Emerging Markets Equity Portfolio (1)                  N/A
ING JPMorgan Small Cap Equity Portfolio                             N/A
ING JPMorgan Value Opportunities Portfolio (2)                      N/A
ING Julius Baer Foreign Portfolio                                   $6,961
ING Legg Mason Partners All Cap Portfolio(1)                        $20,334
ING Legg Mason Value Portfolio (1)                                  $20,980
ING Limited Maturity Bond Portfolio                                 N/A
ING Liquid Assets Portfolio                                         N/A
ING Lord Abbett Affiliated Portfolio                                $5,755
ING Marsico Growth Portfolio                                        $86,904
ING Marsico International Opportunities Portfolio (2)               N/A
ING Mercury Large Cap Growth Portfolio(1)                           N/A
ING Mercury Large Cap Value Portfolio                               N/A
ING MFS Mid Cap Growth Portfolio                                    N/A
ING MFS Total Return Portfolio                                      N/A
ING MFS Utilities Portfolio (2)                                     N/A
ING Oppenheimer Main Street Portfolio(R) (1)                        $47,119
ING PIMCO Core Bond Portfolio                                       N/A
ING PIMCO High Yield Portfolio                                      N/A
ING Pioneer Fund Portfolio (2)                                      N/A
ING Pioneer Mid Cap Value Portfolio (2)                             N/A
ING Stock Index Portfolio                                           N/A
ING T. Rowe Price Capital Appreciation Portfolio                    N/A
ING T. Rowe Price Equity Income Portfolio                           N/A
ING Templeton Global Growth Portfolio                               N/A
ING UBS U.S. Allocation Portfolio (1)                               $16,509
ING Van Kampen Equity Growth Portfolio                              N/A
ING Van Kampen Global Franchise Portfolio                           N/A
ING Van Kampen Growth and Income Portfolio                          N/A
ING Van Kampen Real Estate Portfolio                                N/A
ING VP Index Plus International Equity Portfolio                    N/A
ING Wells Fargo Mid Cap Disciplined Portfolio                       $51,812
ING Wells Fargo Small Cap Disciplined Portfolio                     $876

     For the fiscal year ended December 31, 2004, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services:


                                                            COMMISSIONS PAID ON TOTAL
PORTFOLIO                                              TRANSACTIONS FOR RESEARCH SERVICES
-----------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth Portfolio                      $217,250
ING Capital Guardian Small/Mid Cap Portfolio (1)                    N/A
ING Capital Guardian U.S. Equities Portfolio (1)                    N/A
ING Eagle Asset Capital Appreciation Portfolio (1)                  N/A
ING Evergreen Health Sciences Portfolio                             $1,793
ING Evergreen Omega Portfolio                                       $2,294
ING FMR(SM) Diversified Mid Cap Portfolio                           $4,450
ING FMR(SM) Earnings Growth Portfolio (2)                           N/A
ING Global Resources Portfolio (1)                                  $266,033
ING Goldman Sachs Tollkeeper(SM) Portfolio (1)                      N/A
ING International Portfolio                                         $98,939
ING Janus Contrarian Portfolio (1)                                  N/A
ING JPMorgan Emerging Markets Equity Portfolio (1)                  N/A
ING JPMorgan Value Opportunities Portfolio (2)                      N/A
ING JPMorgan Small Cap Equity Portfolio                             N/A
ING Julius Baer Foreign Portfolio                                   $28,823
ING Legg Mason Value Portfolio (1)                                  $171,979
ING Limited Maturity Bond Portfolio                                 N/A
ING Liquid Assets Portfolio                                         N/A
ING Lord Abbett Affiliated Portfolio                                $16,910
ING Marsico Growth Portfolio                                        $72,372
ING Marsico International Opportunities Portfolio (2)               N/A
ING Mercury Large Cap Growth Portfolio (1)                          $2,879
ING Mercury Large Cap Value Portfolio                               $23,983
ING MFS Mid Cap Growth Portfolio                                    N/A
ING MFS Total Return Portfolio                                      N/A
ING MFS Utilities Portfolio (2)                                     N/A
ING Oppenheimer Main Street Portfolio(R) (1)                        $3,818
ING PIMCO Core Bond Portfolio                                       N/A
ING PIMCO High Yield Portfolio                                      N/A
ING Pioneer Fund Portfolio (2)                                      N/A
ING Pioneer Mid Cap Value Portfolio (2)                             N/A
ING Salomon Brothers All Cap Portfolio                              $42,302
ING Stock Index Portfolio                                           N/A
ING T. Rowe Price Capital Appreciation Portfolio                    $39,470
ING T. Rowe Price Equity Income Portfolio                           $17,208
ING Templeton Global Growth Portfolio                               N/A
ING UBS U.S. Allocation Portfolio (1)                               $18,911
ING Van Kampen Equity Growth Portfolio                              N/A
ING Van Kampen Global Franchise Portfolio                           N/A
ING Van Kampen Growth and Income Portfolio                          N/A
ING Van Kampen Real Estate Portfolio                                N/A
ING Wells Fargo Mid Cap Disciplined Portfolio                       $49,665



(1) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio and ING Alliance Mid Cap Growth Portfolio is known as ING AllianceBernstein Mid Cap Growth Portfolio. As of April 28, 2006, ING Salomon Brothers All Cap Portfolio is known as ING Legg Mason Partners All Cap Portfolio.

(2) Because ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios had not commenced operations as of December 31, 2004, commissions paid to certain brokers for research services are not available.

     For the fiscal year ended December 31, 2003, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services:

                                                            COMMISSIONS PAID ON TOTAL
PORTFOLIO                                              TRANSACTIONS FOR RESEARCH SERVICES
-----------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth Portfolio                      $156,354
ING Capital Guardian Small/Mid Cap Portfolio                        N/A
ING Capital Guardian U.S. Equities Portfolio                        N/A
ING Eagle Asset Capital Appreciation Portfolio                      N/A
ING FMR(SM) Diversified Mid Cap Portfolio                           $18,823
ING Global Resources Portfolio                                      $97,000
ING Goldman Sachs Tollkeeper(SM) Portfolio                          $227.00
ING International Portfolio                                         $93,406
ING Janus Special Equity Portfolio                                  $2,079
ING JPMorgan Emerging Markets Equity Portfolio                      $64,161
ING JPMorgan Small Cap Equity Portfolio                             N/A
ING Julius Baer Foreign Portfolio                                   $1926
ING Legg Mason Value Portfolio                                      $15,097
ING Limited Maturity Bond Portfolio                                 N/A
ING Liquid Assets Portfolio                                         N/A
ING Lord Abbett Affiliated Portfolio                                $13,955
ING Marsico Growth Portfolio                                        $127,117
ING Mercury Fundamental Growth Portfolio                            $5,956
ING Mercury Large Cap Value Portfolio                               $13,056
ING MFS Mid Cap Growth Portfolio                                    N/A
ING MFS Total Return Portfolio                                      N/A
ING Oppenheimer Main Street Portfolio (R)                           $905
ING PIMCO Core Bond Portfolio                                       N/A
ING Salomon Brothers All Cap Portfolio                              $64,464
ING T. Rowe Price Capital Appreciation Portfolio                    $68,203
ING T. Rowe Price Equity Income Portfolio                           $19,460
ING Templeton Global Growth Portfolio                               N/A
ING UBS U.S. Allocation Portfolio                                   $7,934
ING Van Kampen Equity Growth Portfolio                              $1,189
ING Van Kampen Global Franchise Portfolio                           $1,354
ING Van Kampen Growth and Income Portfolio                          $37,273
ING Van Kampen Real Estate Portfolio                                $7,440
ING Wells Fargo Mid Cap Disciplined Portfolio                       $436,802

     As noted above, the Sub-Adviser may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Sub-Adviser with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of the Sub-Adviser, and the Sub-Adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

     In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by the Sub-Advisers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.

     On occasions when a Sub-Adviser deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser or sub-adviser), the Sub-Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.

     Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

     A Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

     Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Adviser or a Sub-Adviser or, if it is also a broker-dealer, the Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or Sub-Adviser, and if there is in effect a written contract between the Sub-Adviser and the Trust expressly permitting the affiliated broker-dealer or Sub-Adviser to receive and retain such compensation. The Sub-Advisory Agreements provide that each Sub-Adviser may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.


     SEC rules further require that commissions paid to such an affiliated broker-dealer or Sub-Adviser by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of DSI, Adviser to ING Investors Trust as of March 31, 2005: ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.


     Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.

     The Adviser or Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolios a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of that Portfolio. These commission recapture payments benefit the Portfolios, and not the Adviser or Sub-Adviser.


     Because Equities-Plus, FMR(SM) Small Cap Equity, Franklin Income and Global Real Estate had not commenced operations as of December 31, 2005, the Portfolios did not pay total brokerage commissions and affiliated brokerage commissions.


     For the fiscal year ended December 31, 2005, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):

                                                                                % OF
                                                 TOTAL AMOUNT   % OF TOTAL    PORTFOLIO
                                  TOTAL AMOUNT  OF COMMISSIONS  COMMISSION     DOLLAR
                                 OF COMMISSION      PAID TO       PAID TO     AMOUNT OF
           PORTFOLIO                  PAID         AFFILIATE     AFFILIATE  TRANSACTIONS             AFFILIATE
-------------------------------  -------------  --------------  ----------  ------------  ------------------------------
ING FMR(SM) Diversified Mid Cap    $1,839,483      $  6,144        0.33%        0.35%     Fidelity Capital Markets
ING FMR(SM) Diversified Mid Cap    $1,839,483      $  5,562        0.30%        0.24%     ING Baring LLC
ING Global Resources               $3,835,129      $116,239        3.03%        1.66%     ING Baring LLC
ING JPMorgan Emerging Markets
Equity                             $  491,168      $ 12,660        2.58%        0.76%     ING Baring LLC
ING Julius Baer Foreign            $1,955,511      $ 95,594        4.89%        1.61%     ING Baring LLC
ING Julius Baer Foreign            $1,955,511      $  2,643        0.14%        0.06%     ING Financial Markets LLC
ING Legg Mason Partners All Cap    $  615,839      $ 13,748        2.23%        1.81%     Citigroup Global Markets, Inc.
ING Legg Mason Value               $  371,711      $ 14,516        3.91%        1.59%     Legg Mason Walker Wood, Inc.
ING Marsico International
Opportunities                      $  238,587      $  6,203        2.60%        1.40%     ING Baring LLC
ING Mercury Large Cap Growth       $   29,524      $    338        1.14%        0.19%     Merrill Lynch
ING Mercury Large Cap Value        $  305,777      $ 45,215       14.79%        7.07%     Merrill Lynch
ING MFS Total Return               $1,197,211      $     92        0.01%        0.01%     ING Baring LLC
ING MFS Utilities                  $  291,261      $  1,023        0.35%        0.06%     ING Baring LLC
ING Templeton Global Growth        $  360,041      $    895        0.25%        0.12%     ING Baring LLC
ING Van Kampen Equity Growth       $  142,278      $  2,384        1.68%        5.84%     Morgan Stanley & Co.
ING Van Kampen Growth & Income     $  677,074      $    760        0.11%        0.11%     Morgan Stanley & Co.



     For the fiscal year ended December 31, 2004, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):



                                                                                     % OF
                                                      TOTAL AMOUNT   % OF TOTAL    PORTFOLIO
                                       TOTAL AMOUNT  OF COMMISSIONS  COMMISSION     DOLLAR
                                      OF COMMISSION      PAID TO       PAID TO     AMOUNT OF
              PORTFOLIO                    PAID         AFFILIATE     AFFILIATE  TRANSACTIONS     AFFILIATE
------------------------------------  -------------  --------------  ----------  ------------  ---------------
ING Evergreen Health Sciences           $   70,870       $   782        1.10%        3.88%     Baring
ING FMR(SM) Diversified Mid Cap         $  811,372       $   209        0.03%        0.01%     Baring
ING Global Resources                    $1,401,830       $23,337        2.02%        1.54%     Baring
ING JPMorgan Emerging Markets Equity    $  719,533       $ 2,153        0.30%        0.27%     Baring

ING Julius Baer Foreign                 $  744,186       $11,821        1.59%        0.59%     Baring
ING Julius Baer Foreign                 $  744,186       $   461        0.06%        0.02%     ING Bank London
ING Van Kampen Global Franchise         $   46,646       $    43        0.09%        0.66%     Baring


     For the fiscal year ended December 31, 2003, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):


                                                                                        % OF
                                                         TOTAL AMOUNT   % OF TOTAL    PORTFOLIO
                                          TOTAL AMOUNT  OF COMMISSIONS  COMMISSION     DOLLAR
                                         OF COMMISSION      PAID TO       PAID TO     AMOUNT OF
              PORTFOLIO                       PAID         AFFILIATE     AFFILIATE  TRANSACTIONS            AFFILIATE
------------------------------------     -------------  --------------  ----------  ------------  ----------------------------
ING AllianceBernstein Mid Cap Growth      $ 1,996,896           N/A         N/A          N/A      N/A
ING Capital Guardian U.S. Equities        $   440,278           N/A         N/A          N/A      N/A
ING Capital Guardian Managed Global       $   262,574           N/A         N/A          N/A      N/A
ING Capital Guardian Small/Mid Cap        $   909,187           N/A         N/A          N/A      N/A
ING JPMorgan Emerging Markets Equity      $   434,661           N/A         N/A          N/A      N/A
ING Eagle Asset Capital Appreciation      $   276,406           N/A         N/A          N/A      N/A
ING FMR(SM) Diversified Mid Cap           $   279,297       $ 7,036        2.52%        4.09%     Fidelity Capital Markets
ING Goldman Sachs Tollkeeper(SM)          $    99,735           N/A         N/A          N/A      N/A
ING Global Resources                      $   541,231           N/A         N/A          N/A      N/A
ING International                         $822,843.47           N/A         N/A          N/A      N/A
ING Janus Contrarian                      $    74,219           N/A         N/A          N/A      N/A
ING JPMorgan Small Cap Equity             $    62,916           N/A         N/A          N/A      N/A
ING Julius Baer Foreign                   $   124,629           N/A         N/A          N/A      N/A
ING Legg Mason Value                      $   222,015           N/A         N/A          N/A      N/A
ING Lord Abbett Affiliated                $   193,516       $   385        0.20%        0.18%     Citigroup
(formerly, Salomon Brothers                                 $ 1,410        0.73%        0.81%     Salomon Smith Barney
Investors)                                                  $   285        0.15%        0.59%     Smith Barney
ING Marsico Growth                        $ 1,666,706           N/A         N/A          N/A      N/A
ING Mercury Large Cap Growth              $    31,964       $ 5,903       18.47%       20.68%     Merrill Lynch
ING Mercury Large Cap Value               $    87,034       $10,923       12.55%       12.16%     Merrill Lynch
(formerly, ING Mercury Large Cap Value)

                                                                                        % OF
                                                         TOTAL AMOUNT   % OF TOTAL    PORTFOLIO
                                          TOTAL AMOUNT  OF COMMISSIONS  COMMISSION     DOLLAR
                                         OF COMMISSION      PAID TO       PAID TO     AMOUNT OF
              PORTFOLIO                       PAID         AFFILIATE     AFFILIATE  TRANSACTIONS            AFFILIATE
------------------------------------     -------------  --------------  ----------  ------------  ----------------------------
ING MFS Mid Cap Growth                    $ 2,154,230           N/A         N/A          N/A      N/A
ING Oppenheimer Main Street               $ 2,437,676           N/A         N/A          N/A      N/A
ING MFS Total Return                      $ 1,203,218           N/A         N/A          N/A      N/A
ING Salomon Brothers All Cap              $   561,048       $ 7,050        1.26%        0.54%     Citigroup Global
                                                            $ 2,800        0.50%        0.66%     Markets Salomon Smith Barney
ING T. Rowe Price Capital Appreciation    $   518,447           N/A         N/A          N/A      N/A
ING T. Rowe Price Equity Income           $   319,024           N/A         N/A          N/A      N/A
ING Templeton Global Growth               $   262,574           N/A         N/A          N/A      N/A
(formerly, ING Capital Guardian Managed
Global Growth)
UBS U.S. Allocation                       $   152,444       $ 1,446        0.95%        1.26%     Fidelity Capital
                                          $   152,444       $   195        0.13%        0.10%     Markets UBS Securities LLC
ING Van Kampen Global Franchise           $    30,027           N/A         N/A          N/A      N/A
ING Van Kampen Equity Growth              $    83,787       $    39        0.05%        0.03%     Morgan Stanley
ING Van Kampen Growth and Income          $ 1,093,782       $18,176        1.66%        6.14%     Morgan Stanley
ING VP Index Plus International Equity    $                     N/A         N/A          N/A      N/A
ING Wells Fargo Mid Cap                   $ 1,438,658           N/A         N/A          N/A      N/A
Disciplined (formerly, Jennison Equity
Opportunities)


     Citigroup Global Markets Inc. (formerly, Salomon Smith Barney) is an affiliate of Salomon Brothers Asset Management Inc, the Sub-Adviser to the Salomon Brothers All Cap. Fidelity Capital Markets is an affiliate of Fidelity Management & Research Company, the former Sub-Adviser for UBS U.S. Allocation and the Sub-Adviser for FMR(SM) Diversified Mid Cap. Merrill Lynch is affiliated with Mercury Advisers, the Sub-Adviser for Mercury Large Cap Growth and Mercury Large Cap Value. Barings Securities Corporation is an affiliate of Barings International Investment Limited, an affiliate of the Adviser and Sub-Adviser of Global Resources. Goldman Sachs is an affiliate of Goldman Sachs Asset Management, L.P., the Sub-Adviser to Goldman Sachs Tollkeeper(SM). Furman Securities Corp. is an affiliate of the Adviser, as each is owned by ING Groep. Fred Alger and Company is an affiliate of Fred Alger Management, Inc., a former Sub-Adviser to the Capital Guardian Small/Mid Cap.

     The Adviser, DSI, is an affiliate of ING Investors Trust.

     During the fiscal year ended December 31, 2005, the following Portfolios acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents. The holdings of securities of such brokers and dealers were as follows as of December 31, 2005:

              PORTFOLIO NAME                      SECURITY DESCRIPTION         MARKET VALUE
-------------------------------------------------------------------------------------------
    ING CAPITAL GUARDIAN U.S. EQUITIES          Goldman Sachs Group, Inc.       $1,174,932
                                                  JPMorgan Chase & Co.         $15,846,629

   ING EAGLE ASSET CAPITAL APPRECIATION           Bank of America Corp.         $6,479,460
                                                Merrill Lynch & Co., Inc.       $3,447,457

           ING EVERGREEN OMEGA                  Goldman Sachs Group, Inc.       $3,575,880
                                                    Legg Mason, Inc.            $3,004,219
                                               Prudential Financial, Inc.       $3,030,066

        ING FMR(SM) EARNINGS GROWTH               Bank of America Corp.         $1,093,755
                                                Goldman Sachs Group, Inc.        $574,695
                                                     Wachovia Group              $475,740

            ING INTERNATIONAL                      Credit Suisse Group          $3,221,241
                                                    Deutsche Bank AG            $6,055,049
                                                    HSBC Holdings PLC           $3,644,427
                                                    Societe Generale            $4,865,323
                                                         UBS AG                 $2,314,082

           ING JANUS CONTRARIAN                   JPMorgan Chase & Co.          $1,987,993

      ING JPMORGAN SMALL CAP EQUITY            Knight Capital Group, Inc.        $347,139

     ING JPMORGAN VALUE OPPORTUNITIES             Bank of America Corp.         $6,801,126
                                                     Citigroup, Inc.           $17,019,471
                                                       Lazard Ltd.               $676,280
                                                     Morgan Stanley             $5,708,044
                                                  SunTrust Banks, Inc.          $2,761,970

         ING JULIUS BAER FOREIGN             Banco Bilbao Vizcaya Argentaria    $5,702,331
                                                   Credit Suisse Group         $10,039,200
                                                    Deutsche Bank AG            $3,945,327
                                                    Nomura Securities          $21,263,821

     ING LEGG MASON PARTNERS ALL CAP            Goldman Sachs Group, Inc.       $1,021,680
                                                  JPMorgan Chase & Co.          $9,339,057
                                                Merrill Lynch & Co., Inc.       $6,034,743

           ING LEGG MASON VALUE                      Citigroup, Inc.           $15,354,892
                                                  JPMorgan Chase & Co.         $23,595,705

        ING LIMITED MATURITY BOND                Bear Stearns Cos, Inc.         $2,386,885
                                                     Citigroup, Inc.           $10,469,921
                                                   Credit Suisse Group          $4,042,928
                                                Goldman Sachs Group, Inc.       $1,238,296
                                                      HSBC Bank PLC             $1,108,800
                                                  JPMorgan Chase & Co.          $4,019,472
                                                     Morgan Stanley             $4,041,972

            ING LIQUID ASSETS                       Bank of New York            $6,250,000
                                                     Morgan Stanley            $10,382,311
                                                    Wells Fargo & Co.           $7,650,000

        ING LORD ABBETT AFFILIATED                Bank of America Corp.         $2,847,455
                                                    Bank of New York            $2,898,350
                                                     Citigroup, Inc.            $3,037,978
                                                  JPMorgan Chase & Co.          $3,552,255
                                                     Morgan Stanley              $748,968
                                                     Wachovia Corp.              $518,028

            ING MARSICO GROWTH                  Goldman Sachs Group, Inc.      $10,237,106
                                             Lehman Brothers Holdings, Inc.    $28,690,598
                                                         UBS AG                $25,395,630

 ING MARSICO INTERNATIONAL OPPORTUNITIES                 UBS AG                 $6,399,690

       ING MERCURY LARGE CAP GROWTH             Goldman Sachs Group, Inc.       $1,787,940
                                                  Bank of America Corp.          $876,850
                                                 Bear Stearns Cos, Inc.         $1,155,300
                                                     Citigroup, Inc.            $1,844,140
                                                Goldman Sachs Group, Inc.       $1,532,520
                                                  JPMorgan Chase & Co.           $198,450
                                             Lehman Brothers Holdings, Inc.     $1,409,870

          ING MFS MID CAP GROWTH                    Legg Mason, Inc.           $10,031,219

           ING MFS TOTAL RETURN                   Bank of America Corp.        $48,545,686
                                                 Bear Stearns Cos, Inc.         $1,066,156
                                                     Citigroup, Inc.           $25,538,652
                                                   Credit Suisse Group          $2,319,217
                                                Goldman Sachs Group, Inc.      $11,694,449
                                                   HSBC Finance Corp.           $1,246,999
                                                  JPMorgan Chase & Co.         $34,048,217
                                             Lehman Brothers Holdings, Inc.     $8,351,985
                                                Merrill Lynch & Co., Inc.      $13,813,633
                                                     Morgan Stanley             $8,880,028
                                                         UBS AG                 $2,990,736
                                                     Wachovia Corp.             $8,068,383

       ING OPPENHEIMER MAIN STREET                Bank of America Corp.         $9,820,720
                                                    Bank of New York             $748,475
                                                     Citigroup, Inc.           $12,972,069
                                                Goldman Sachs Group, Inc.       $4,022,865
                                                  JPMorgan Chase & Co.          $7,425,999
                                             Lehman Brothers Holdings, Inc.     $3,178,616
                                                Merrill Lynch & Co., Inc.       $4,192,487
                                                     Morgan Stanley             $4,862,618
                                                      US Bancorp                $3,583,811
                                                    Wachovia Corp.             $4,715,112

           ING PIMCO CORE BOND                       Bank of America            $6,937,049
                                                      Bear Stearns              $8,349,790
                                                     Citigroup, Inc.             $928,922
                                                   Credit Suisse Group           $846,191
                                                     Morgan Stanley              $602,090

             ING PIONEER FUND                     Bank of America Corp.          $753,353
                                                Merrill Lynch & Co., Inc.       $1,020,894

        ING PIONEER MID CAP VALUE                Bear Stearns Cos, Inc.        $11,034,155

             ING STOCK INDEX                      Bank of America Corp.         $6,059,910
                                                    Bank of New York             $806,729
                                                 Bear Stearns Cos, Inc.          $424,804
                                                Goldman Sachs Group, Inc.       $1,882,190
                                             Lehman Brothers Holdings, Inc.     $1,122,897
                                                     Morgan Stanley             $1,999,858

  ING T. ROWE PRICE CAPITAL APPRECIATION          JPMorgan Chase & Co.         $26,790,750
                                             Lehman Brothers Holdings, Inc.    $13,073,340

     ING T. ROWE PRICE EQUITY INCOME              Bank of America Corp.         $9,328,669
                                                     Citigroup, Inc.            $5,967,540
                                                  JPMorgan Chase & Co.         $26,621,829
                                                     Morgan Stanley            $16,573,754
                                                  SunTrust Banks, Inc.          $9,255,072

       ING TEMPLETON GLOBAL GROWTH                  Bank of New York            $5,096,000
                                                  Nomura Holdings, Inc.         $3,077,479
                                                         UBS AG                 $4,738,475

         ING UBS U.S. ALLOCATION                  Bank of America Corp.          $316,934
                                                     Citigroup, Inc.            $4,201,500
                                                   Credit Suisse Group           $37,489
                                                Goldman Sachs Group, Inc.        $848,632
                                                   HSBC Finance Corp.            $161,157
                                                  JPMorgan Chase & Co.          $2,355,895
                                             Lehman Brothers Holdings, Inc.      $105,692
                                                     Morgan Stanley             $3,165,321

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO        Bank of America Corp.        $13,597,175
                                                     Citigroup, Inc.           $23,396,313
                                                Goldman Sachs Group, Inc.       $6,109,646
                                                  JPMorgan Chase & Co.         $28,647,805
                                                Merrill Lynch & Co., Inc.      $24,254,790

  ING VP INDEX PLUS INTERNATIONAL EQUITY           Credit Suisse Group           $106,046
                                                    Deutsche Bank AG             $166,128
                                                         UBS AG                  $354,248


          (1) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio.

                               PORTFOLIO TURNOVER

     A change in securities held in the portfolio of a Portfolio is known as "portfolio turnover" and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios.


     For ING Capital Guardian Small/Mid Cap, the portfolio transitioned from small cap to small/mid cap, which resulted in the restructuring of roughly half of the Portfolio in 2005. The increase is the result of a one-time restructuring and not indicative of the turnover for the product.

     For ING Eagle Asset Capital Appreciation, the decrease in portfolio turnover is a result of the change in Eagle Asset Management Inc. portfolio managers from Ed Cowart to Richard Skeppstrom and investment strategies from Large Cap Value to Large Cap Core. The Skeppstrom team employs a lower turnover strategy.

     For ING Evergreen Omega, the increase in turnover is a reflection of the significant in-flows into the Portfolio in the course of 2005.

     For ING FMR(SM) Earnings Growth, variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions and/or changes in investment outlook.

     For ING Global Resources, portfolio turnover increased during 2005 due to the sharply higher volatility in the commodities markets and therefore in turn, the resources equities markets.

     For ING JPMorgan Emerging Markets Equity, the change in portfolio turnover reflects that during 2005 there was minimal change in the investment landscape as is reflected in the Portfolio's low turnover during the year. As always, the Sub-Adviser acts in response to changes in investment opportunities, and therefore it is not the Sub-Adviser's intention to turnover securities at the expense of the portfolio. In addition, the change in the portfolio turnover rate is the result of the Portfolio being transitioned to a new Sub-Adviser in April of 2005.

     For ING JPMorgan Small Cap Equity, the change in portfolio turnover is due to the transition of management responsibilities of the Portfolio to JPMorgan in 2004. At the time, the portfolio went through some restructuring so it had a higher turnover than in 2005.

     For Legg Mason Value, the decrease in portfolio turnover is the result of the transition of management responsibilities from Janus Capital Management LLC to Legg Mason Capital Management, and the occurrence of transitional redemptions and subscriptions in order to bring the Portfolio to the Sub-Adviser's master investment model.

     For ING Lord Abbett Affiliated, the portfolio turnover increase is the result of the transfer of the management of this Portfolio from Salomon Smith Barney to Lord, Abbett & Co. LLC in December of 2005.

     For Mercury Large Cap Value, the portfolio transitioned from the Basic Value strategy to the portfolio manager's Large-Cap Value strategy. Also, the increase in portfolio turnover is due to a change in the management team.

     For ING Oppenheimer Main Street, OppenheimerFunds, Inc. began to sub-advise the Portfolio in November of 2004, which may have led to higher portfolio turnover in 2004 as the Portfolio was transitioned to a new investment strategy from that of the previous Sub-Adviser. Portfolio turnover for 2005 was in the normal range the Sub-Adviser expects for the Portfolio.

     For ING PIMCO Core Bond, the increase in turnover does not represent changes in the Sub-Adviser's portfolio strategy or economic views due to the Sub-Adviser's long-term investment horizon, but is due to frequent shifts in other portfolio dimensions depending on where PIMCO sees value.

     For ING PIMCO High Yield, the increase in turnover does not represent changes in the Sub-Adviser's portfolio strategy or economic views due to the Sub-Adviser's long-term investment horizon, but is due to frequent shifts in other portfolio dimensions depending on where PIMCO sees value.

     For ING Templeton Global Growth, the portfolio turnover increase may have been partly due to the transfer of management responsibilities of this Portfolio from Capital Guardian Trust Company to Templeton Global Advisors Limited in December of 2005. Coincident with the change in management, the portfolio was transitioned to reflect the current strategy employed by the new management team.

     For ING Van Kampen Equity Growth, the decrease in turnover was due to a change in the management of the Portfolio that occurred in 2004.

     For ING Van Kampen Global Franchise, the strategy utilized by the Sub-Adviser has historically produced an annual turnover rate in the teens. The portfolio turnover rate for 2005 is below the Sub-Adviser's historical average, and reflects the attractiveness of new opportunities the Sub-Adviser has been able to find.

     For ING Wells Fargo Mid Cap Disciplined, the increase in portfolio turnover is due to Sub-Adviser transition as well as a portfolio manager change that occurred during 2005.


                                 NET ASSET VALUE

     As noted in the Prospectus, the net asset value ("NAV") and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. See "Net Asset Value" in the "Information for Investors" section of the Prospectus. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

     Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolios' Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself.

Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

     The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

     If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio's NAV.

     Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

     The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE on each date that the NYSE is open for business.

     The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

     In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

     Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

                             PERFORMANCE INFORMATION

     The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.


     Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:


          YIELD = 2 [((a-b)/cd  + 1)^(6) - 1]
          where,

          a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and


          d = the maximum offering price per share on the last day of the period.

          For the 30 day period ended December 31, 2005:

               CLASS I



                    PORTFOLIO                   YIELD
                    ---------                   -----
                    ING Limited Maturity Bond   4.33%



               CLASS S



                    PORTFOLIO                   YIELD
                    ---------                   -----
                    ING Limited Maturity Bond   4.07%


     Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T) ^(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


     Because the Disciplined Small Cap Value, EquitiesPlus, FMR(SM) Small Cap Equity, Franklin Income and Global Real Estate Portfolios had not commenced operations as of December 31, 2005, performance returns for these Portfolios are not available.

The following are the Portfolios' average annual total returns for the periods indicated for each year ended December 31:


                                                                             SINCE
                 PORTFOLIO                   1 YEAR   5 YEARS   10 YEARS   INCEPTION   DATE OF INCEPTION
--------------------------------------------------------------------------------------------------------
ING ALLIANCEBERNSTEIN MID CAP GROWTH
Service 2                                     6.64%     N/A        N/A       27.96%          9/9/02
Class S (revised for Service 2 Shares) (1)    6.68%    5.02%       N/A        5.25%         8/14/98
Class I                                        N/A      N/A        N/A       22.97%         5/13/05
Class S                                       6.85%    5.18%       N/A        5.42%         8/14/98

ING CAPITAL GUARDIAN SMALL/MID CAP (2)
Service 2                                    (1.19)%    N/A        N/A       12.18%          9/9/02
Class S (revised for Service 2 Shares) (1)   (1.16)%   1.72%       N/A        7.88%          1/3/96
Class I                                        N/A      N/A        N/A         N/A              N/A
Class S                                      (1.02)%   1.87%       N/A        8.03%          1/3/96

ING CAPITAL GUARDIAN U.S. EQUITIES (2)
Service 2                                     6.13%     N/A        N/A       16.23%          9/9/02
Class S (revised for Service 2 Shares) (1)    6.02%    2.95%       N/A        3.61%          2/1/00
Class I                                        N/A      N/A        N/A         N/A              N/A
Class S                                       6.19%    3.11%       N/A        3.77%          2/1/00

ING EAGLE ASSET CAPITAL APPRECIATION
Service 2                                     0.17%     N/A        N/A       10.67%          9/9/02
Class S (revised for Service 2 Shares) (1)    0.17%    2.58%      5.82%        N/A           1/3/95
Class I                                        N/A      N/A        N/A         N/A              N/A
Class S                                       0.30%    2.73%      5.98%        N/A           1/3/95

                                                                             SINCE
                 PORTFOLIO                   1 YEAR   5 YEARS   10 YEARS   INCEPTION   DATE OF INCEPTION
--------------------------------------------------------------------------------------------------------
ING EVERGREEN HEALTH SCIENCES
Service 2                                      N/A      N/A       N/A         N/A             N/A
Class S (revised for Service 2 Shares)       10.25%     N/A       N/A        5.98%           5/3/04
Class I                                        N/A      N/A       N/A         N/A             N/A
Class S                                      10.41%     N/A       N/A        6.14%           5/3/04

ING EVERGREEN OMEGA
Service 2                                     3.80%     N/A       N/A        7.26%          5/13/04
Class I                                        N/A      N/A       N/A        13.68%          5/2/05
Class S                                       3.98%     N/A       N/A        5.94%           5/3/04

ING FMR(SM) DIVERSIFIED MID CAP
Service 2                                    16.76%     N/A       N/A        20.34%          9/9/02
Class S (revised for Service 2 Shares) (1)   16.71%    7.67%      N/A        7.11%          10/2/00
Class I                                        N/A      N/A       N/A        6.17%          08/15/05
Class S                                      16.90%    7.83%      N/A        7.27%          10/2/00

ING FMR(SM) EARNINGS GROWTH
Service 2                                      N/A      N/A       N/A        1.37%           6/1/05
Class I                                        N/A      N/A       N/A        6.41%          4/29/05
Class S                                        N/A      N/A       N/A        5.00%           5/4/05

ING GLOBAL RESOURCES (2)
Service 2                                    37.54%     N/A       N/A        26.93%          9/9/02
Class S (revised for Service 2 Shares) (1)   37.51%    14.42%    8.58%        N/A           1/24/89
Class I                                      38.08%     N/A       N/A        32.48%          7/2/03
Class S                                      37.73%    14.59%    8.74%        N/A           1/24/89

ING GOLDMAN SACHS TOLLKEEPER(SM)
Service 2                                     1.78%     N/A       N/A        16.95%          9/9/02
Class S (revised for Service 2 Shares) (1)    1.76%     N/A       N/A       (5.79)%          5/1/01
Class I                                        N/A      N/A       N/A         N/A             N/A
Class S                                       1.91%     N/A       N/A       (5.64)%          5/1/01

                                                                             SINCE
                 PORTFOLIO                   1 YEAR   5 YEARS   10 YEARS   INCEPTION   DATE OF INCEPTION
--------------------------------------------------------------------------------------------------------
ING INTERNATIONAL
Service 2                                    10.30%     N/A       N/A        15.75%          9/9/02
Class S (revised for Service 2 Shares) (1)   10.35%     N/A       N/A        8.46%          12/17/01
Class I                                        N/A      N/A       N/A         N/A             N/A
Class S                                      10.50%     N/A       N/A        8.72%          12/17/01

ING JANUS CONTRARIAN (2)
Service 2                                    15.39%     N/A       N/A        22.78%          9/9/02
Class S (revised for Service 2 Shares) (1)   15.43%    7.29%      N/A        4.63%          10/2/00
Class I                                        N/A      N/A       N/A         N/A             N/A
Class S                                      15.61%    7.45%      N/A        4.78%          10/2/00

ING JPMORGAN EMERGING MARKETS EQUITY (2)
Service 2                                    34.51%     N/A       N/A        27.99%          9/9/02
Class S (revised for Service 2 Shares) (1)   34.62%    14.34%     N/A        5.29%          2/18/98
Class I                                        N/A      N/A       N/A        2.73%          12/2/05
Class S                                      34.82%    14.51%     N/A        5.76%          2/18/98

ING JPMORGAN SMALL CAP EQUITY
Service 2                                     3.55%     N/A       N/A        16.91%          9/9/02
Class I                                       4.00%     N/A       N/A        15.13%          5/6/04
Class S                                       3.69%     N/A       N/A        9.34%           5/1/02

ING JPMORGAN VALUE OPPORTUNITIES
Service 2                                      N/A      N/A       N/A        5.51%           5/4/05
Class I                                        N/A      N/A       N/A        5.80%           5/4/05
Class S                                        N/A      N/A       N/A        7.40%          4/29/05

ING JULIUS BAER FOREIGN
Service 2                                    15.13%     N/A       N/A        17.85%          9/9/02
Class I                                      15.60%     N/A       N/A        18.09%         12/3/04
Class S                                      15.35%     N/A       N/A        11.30%          5/1/02

ING LEGG MASON PARTNERS ALL CAP
Service 2                                     4.45%     N/A       N/A        13.21%          9/9/02
Class S (revised for Service 2 Shares) (1)    4.35%    3.33%      N/A        5.62%           2/1/00
Class I                                        N/A      N/A       N/A         N/A             N/A
Class S                                       4.52%    3.49%      N/A        5.78%           2/1/00

ING LEGG MASON VALUE
Service 2                                     5.80%     N/A       N/A        11.79%          9/9/02
Class S (revised for Service 2 Shares) (1)    5.83%    1.37%      N/A        1.26%          10/2/00
Class I                                       6.19%     N/A       N/A        12.73%          5/6/04
Class S                                       5.99%    1.52%      N/A        1.41%          10/2/00

                                                                             SINCE
                 PORTFOLIO                   1 YEAR   5 YEARS   10 YEARS   INCEPTION   DATE OF INCEPTION
--------------------------------------------------------------------------------------------------------
ING LIMITED MATURITY BOND
Service 2                                      N/A      N/A       N/A         N/A             N/A
Class S (revised for Service 2 Shares) (1)    1.48%    4.18%     4.66%        N/A           1/24/89
Class I                                        N/A      N/A       N/A        1.44%          4/29/05
Class S                                       1.63%    4.34%     4.82%         N/A          1/24/89

ING LIQUID ASSETS
Service 2                                     2.63%     N/A       N/A        1.31%           9/9/02
Class S (revised for Service 2 Shares) (1)    2.62%    1.78%     3.40%        N/A           1/24/89
Class I                                       3.04%     N/A       N/A        2.36%           5/7/04
Class S                                       2.78%    1.94%     3.55%        N/A           1/24/89

ING LORD ABBETT AFFILIATED

Service 2                                     5.41%     N/A       N/A        13.08%          9/9/02
Class S (revised for Service 2 Shares) (1)    5.32%    2.17%      N/A        4.10%           2/1/00
Class I                                       5.73%     N/A       N/A        12.13%         6/24/03
Class S                                       5.48%    2.33%      N/A        4.26%           2/1/00

                                                                             SINCE
                 PORTFOLIO                   1 YEAR   5 YEARS   10 YEARS   INCEPTION   DATE OF INCEPTION
--------------------------------------------------------------------------------------------------------
ING MARSICO GROWTH
Service 2                                     8.71%     N/A       N/A        15.32%          9/9/02
Class S (revised for Service 2 Shares) (1)    8.73%   (4.54)%     N/A         3.16%         8/14/98
Class I                                       9.13%     N/A       N/A        17.78%          5/1/03
Class S                                       8.89%   (4.39)%     N/A         3.31%         8/14/98

ING MARSICO INTERNATIONAL OPPORTUNITIES
Service 2                                      N/A      N/A       N/A         N/A             N/A
Class S (revised for Service 2 Shares) (1)     N/A      N/A       N/A        25.24%          5/2/05
Class I                                        N/A      N/A       N/A        25.62%         4/29/05
Class S                                        N/A      N/A       N/A        25.35%          5/2/05

ING MERCURY LARGE CAP GROWTH
Service 2                                      N/A      N/A       N/A         N/A             N/A
Class S (revised for Service 2 Shares)       10.14%     N/A       N/A         6.16%          5/1/02
Class I                                        N/A      N/A       N/A         N/A             N/A
Class S                                      10.31%     N/A       N/A         6.32%          5/1/02

ING MERCURY LARGE CAP VALUE
Service 2                                     5.06%     N/A       N/A        14.75%          9/9/02
Class I                                       5.56%     N/A       N/A        11.67%         5/18/04
Class S                                       5.31%     N/A       N/A         7.46%          5/1/02

ING MFS MID CAP GROWTH
Service 2                                     2.93%     N/A       N/A        15.70%          9/9/02
Class S (revised for Service 2 Shares) (1)    2.93%   (8.52)%     N/A         5.02%         8/14/98
Class I                                       3.34%     N/A       N/A        17.81%          5/1/03
Class S                                       3.10%   (8.38)%     N/A         5.17%         8/14/98

ING MFS TOTAL RETURN
Service 2                                     2.68%     N/A       N/A         9.31%          9/9/02
Class S (revised for Service 2 Shares) (1)    2.73%     4.79%     N/A         6.76%         8/14/98
Class I                                       3.14%     N/A       N/A        10.66%          5/1/03
Class S                                       2.90%     4.95%     N/A         6.92%         8/14/98

ING MFS UTILITIES
Service 2                                      N/A      N/A       N/A         N/A             N/A
Class S (revised for Service 2 Shares) (1)     N/A      N/A       N/A        14.14%          5/2/05
Class I                                        N/A      N/A       N/A        15.35%         4/29/05
Class S                                        N/A      N/A       N/A        14.25%          5/2/05

ING OPPENHEIMER MAIN STREET(R)
Service 2                                     5.57%     N/A       N/A        12.06%          9/9/02
Class S (revised for Service 2 Shares) (1)    5.55%   (2.74)%     N/A         2.24%         8/14/98
Class I                                       6.02%     N/A       N/A        14.55%          5/1/03
Class S                                       5.73%   (2.58)%     N/A         2.40%         8/14/98

ING PIMCO CORE BOND
Service 2                                     2.28%     N/A       N/A         4.39%          9/9/02
Class S (revised for Service 2 Shares) (1)    2.29%     4.46%     N/A         2.90%         8/14/98
Class I                                        N/A      N/A       N/A         N/A             N/A
Class S                                       2.46%     4.62%     N/A         3.05%         8/14/98

                                                                             SINCE
                 PORTFOLIO                   1 YEAR   5 YEARS   10 YEARS   INCEPTION   DATE OF INCEPTION
--------------------------------------------------------------------------------------------------------
ING PIMCO HIGH YIELD
Service 2                                      N/A      N/A        N/A        N/A             N/A
Class S (revised for Service 2 Shares)        4.19%     N/A        N/A        8.14%          5/3/04
Class I                                        N/A      N/A        N/A        6.48%         4/29/05
Class S                                       4.33%     N/A        N/A        8.31%          5/3/04

ING PIONEER FUND
Service 2                                      N/A      N/A        N/A        N/A             N/A
Class S (revised for Service 2 Shares) (1)     N/A      N/A        N/A        8.88%          5/3/05
Class I                                        N/A      N/A        N/A       10.25%         4/29/05
Class S                                        N/A      N/A        N/A        8.99%          5/3/05

ING PIONEER MID CAP VALUE
Service 2                                      N/A      N/A        N/A        N/A             N/A
Class S (revised for Service 2 Shares) (1)     N/A      N/A        N/A        9.78%         4/29/05
Class I                                        N/A      N/A        N/A        9.43%          5/2/05
Class S                                        N/A      N/A        N/A        9.89%         4/29/05

ING STOCK INDEX
Class I                                       4.59%     N/A        N/A        9.10%          5/3/04

ING T. ROWE PRICE CAPITAL APPRECIATION
Service 2                                     7.59%     N/A        N/A       14.86%          9/9/02
Class S (revised for Service 2 Shares) (1)    7.58%    11.51%    12.23%       N/A           1/24/89
Class I                                       8.03%     N/A        N/A       17.56%          5/1/03
Class S                                       7.74%    11.68%    12.40%       N/A           1/24/89

ING T. ROWE PRICE EQUITY INCOME
Service 2                                     3.75%     N/A        N/A       12.63%          9/9/02
Class S (revised for Service 2 Shares) (1)    3.75%     5.47%     7.21%       N/A           1/24/89
Class I                                       4.12%     N/A        N/A       15.09%          5/1/03
Class S                                       3.92%     5.62%     7.38%       N/A           1/24/89

ING TEMPLETON GLOBAL GROWTH
Service 2                                     9.78%     N/A        N/A       17.48%          9/9/02
Class S (revised for Service 2 Shares) (1)    9.72%     3.01%     10.08%      N/A          10/21/92
Class I                                        N/A      N/A        N/A        N/A             N/A
Class S                                       9.88%     3.16%     10.25%      N/A          10/21/92

ING UBS U.S. ALLOCATION (2)
Service 2                                     6.34%     N/A        N/A       10.50%          5/1/03
Class S (revised for Service 2 Shares) (1)    6.35%     1.98%      N/A        0.70%         10/2/00
Class I                                        N/A      N/A        N/A        N/A             N/A
Class S                                       6.52%     2.13%      N/A        0.85%         10/2/00

ING VAN KAMPEN EQUITY GROWTH
Service 2                                    14.99%     N/A        N/A       12.74%          9/9/02
Class I                                      15.45%     N/A        N/A       13.47%          5/6/04
Class S                                      15.04%     N/A        N/A        5.22%           5/1/02

                                                                             SINCE
                 PORTFOLIO                   1 YEAR   5 YEARS   10 YEARS   INCEPTION   DATE OF INCEPTION
--------------------------------------------------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE
Service 2                                    11.19%     N/A       N/A        13.17%          9/9/02
Class I                                        N/A      N/A       N/A         N/A             N/A
Class S                                      11.30%     N/A       N/A         9.89%          5/1/02

ING VAN KAMPEN GROWTH AND INCOME
Service 2                                     9.89%     N/A       N/A        14.95%          9/9/02
Class S (revised for Service 2 Shares) (1)    9.91%     3.65%     9.18%        N/A          10/4/93
Class I                                        N/A      N/A       N/A         N/A             N/A
Class S                                      10.07%     3.81%     9.34%        N/A          10/4/93

ING VAN KAMPEN REAL ESTATE
Service 2                                    16.59%     N/A       N/A        25.62%          9/9/02
Class S (revised for Service 2 Shares) (1)   16.60%    18.96%    15.66%       N/A           1/24/89
Class I                                      17.11%     N/A       N/A        30.61%          5/1/03
Class S                                      16.78%    19.13%    15.82%       N/A           1/24/89

ING VP INDEX PLUS INTERNATIONAL EQUITY
Service 2                                     N/A     N/A    N/A     N/A     N/A
Class S (revised for Service 2 Shares)        N/A     N/A    N/A   10.28%  7/29/05
Class I                                       N/A     N/A    N/A   10.54%  7/29/05
Class S                                       N/A     N/A    N/A   10.34%  7/29/05

ING WELLS FARGO MID CAP DISCIPLINED
Service 2                                    5.70%    N/A    N/A   13.84%   9/9/02
Class S (revised for Service 2 Shares) (1)   5.69%  (0.93)% 5.74%    N/A    5/4/92
Class I                                       N/A     N/A    N/A     N/A      N/A
Class S                                      5.84%  (0.78)% 5.91%    N/A    5/4/92

ING WELLS FARGO SMALL CAP DISCIPLINED
Service 2                                     N/A     N/A    N/A   (2.70)% 11/30/05
Class I                                       N/A     N/A    N/A   (2.70)% 11/30/05
Class S                                       N/A     N/A    N/A   (2.70)% 11/30/05


     (1) The performance for Class S shares is adjusted to reflect the Service 2 Class shares' 0.15% distribution fee (net of a 0.10% waiver by DSI., the Distributor).


     (2) As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio.


     Service 2 shares of Limited Maturity Bond and PIMCO High Yield had not commenced operations as of December 31, 2004 and therefore do not have a full calendar year of performance as of December 31, 2004. The returns as of December 31, 2003, 2004, and 2005 are for Service 2 shares while the returns shown for prior years reflect the returns of Class S shares, revised to reflect the higher expenses of Service 2 shares.

     Class I shares of Global Resources, Marsico Growth, MFS Mid Cap Growth, MFS Total Return, Oppenheimer Main Street, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and Van Kampen Real Estate commenced operations during 2003 and therefore performance is available. Class I shares of the other Portfolios had not commenced operations as of December 31, 2004 and therefore do not have a full calendar year of performance as of December 31, 2004. Class I returns are based upon the returns for the Class S shares and differ only to the extent that Class S and Class I shares have different expenses.

     Each Portfolio may be categorized as to its market capitalization make-up ("large cap," "mid cap" or "small cap") with regard to the market capitalization of the issuers whose securities it holds. A Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.

     Beta is a historical measure of a portfolio's market risk; a Beta of 1.10 indicates that the portfolio's returns tended to be 10% higher (lower) than the market return during periods in which market returns were positive (negative).

     Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500 Index, the S&P 1500 Supercomposite Healthcare Sector Index, the S&P/Barra Value Index, the S&P Mid Cap 400 Index, the S&P Small Cap 600 Index, the Dow Jones Industrial Average ("DJIA"), the Goldman Sachs Internet Index, the Lehman Brothers Government Bond Index, the Lehman Brothers U.S. Government/Credit Bond Index, the Lehman Brothers Aggregate Bond Index, Lehman Brothers Aggregate Bond Index, the Lehman Government/Credit Bond 1-3 Year Index, the iMoneyNet First Tier Retail Index, the Merrill Lynch High Yield Cash Pay Index, the and the Merrill Lynch U.S. High Yield BB-B Rated Index, the NASDAQ Composite Index, the MSCI EAFE(R) Index, the MSCI All Country World Index(SM) the MSCI All Country World Free Index(SM), the MSCI Emerging Markets Free Index(SM), the MSCI World Index(SM), the Russell Midcap(R) Index, the Russell Midcap(R) Growth Index, the Russell 1000(R) Index, the Russell 1000(R)

Growth, the Russell 1000(R) Value, the Russell 2000(R) Index, the Russell 3000(R) Index, the Wilshire Real Estate Securities Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on a Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

     In addition, reports and promotional literature may contain information concerning the Adviser, the Sub-Advisers, or affiliates of the Trust, the Adviser, or the Sub-Advisers, including (i) performance rankings of other mutual funds managed by a Sub-Adviser, or the individuals employed by a Sub-Adviser who exercise responsibility for the day-to-day management of a Portfolio, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Adviser to the Trust, including information related to the selection and monitoring of the Sub-Advisers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio's investment objectives.

     In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      TAXES

     Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to the Portfolios' Adviser and its affiliates. Shares will generally not be offered to other investors.

     Each Portfolio that has commenced operations has qualified (any Portfolio of the Trust that has not yet commenced operations intends to qualify), and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Code. To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

     Each Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

     For a variable life insurance contract or a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of "investor control" the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

     Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

     With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

     The second way that impermissible investor control might exist concerns your actions. Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio. You may not select or direct the purchase or sale of a particular investment of a Portfolio. All investment decisions concerning the Portfolios must be made by the portfolio manager for such Portfolio in his or her sole and absolute discretion, and not by the contract owner. Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Portfolio.


     Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities. Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts. You should review your variable contract's Prospectus and SAI and you should consult your own tax adviser as to the possible application of the "investor control" doctrine to you.


     If a Portfolio fails to qualify to be taxed as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

     Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

     Foreign Investments -- Portfolios investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

     The Portfolios listed above may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Portfolio investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments. Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, a Portfolio's intention to qualify annually as a regulated investment company may limit a Portfolio's elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

     Real Estate Investment Trusts -- The Portfolios may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of a Portfolio's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to U.S. federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Portfolios, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a 'disqualified organization' (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.


     The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.


                                 CAPITALIZATION


     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of [--] investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights, or subscription rights. In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio. All of the Portfolios discussed in this SAI are diversified with the exception of Evergreen Health Sciences, Global Resources, Janus Contrarian, Legg Mason Partners All Cap, Legg Mason Value, MFS Utilities, Van Kampen Global Franchise and Van Kampen Real Estate.

          On May 1, 2003, the Trust's name was changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

                                  VOTING RIGHTS

     Shareholders of the Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

     Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

                               PURCHASE OF SHARES

     Shares of a Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

     If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

     Shares of each Portfolio are sold at their respective net asset values (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

                              REDEMPTION OF SHARES

     Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

     If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

                                    EXCHANGES

     Shares of the same class of any one Portfolio may be exchanged for shares of the same class of any of the other investment portfolios of the Trust. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective net asset values per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.

     The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such Portfolio will be invested in Liquid Assets or any successor to such Portfolio.

                                    CUSTODIAN

     The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for all Portfolios.

                                 TRANSFER AGENT

     DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121, serves as the transfer agent and dividend-paying agent to the Portfolios.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP, located at 99 High Street Boston, MA 02110 has been appointed as the Trust's independent registered public accounting firm. KPMG audits the financial statements of the Trust and provides other audit, tax, and related services.

                                  LEGAL COUNSEL

     Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

                             REGISTRATION STATEMENT

     This SAI and the accompanying Prospectuses do not contain all the information included in the Trust's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

     The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


     Financial statements for the Portfolios for the fiscal year ended December 31, 2005 are included in the Portfolios' annual shareholder report and are incorporated by reference in this SAI and may be obtained without charge by contacting the Trust at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258,
(800)-366-0066.

                     APPENDIX A: DESCRIPTION OF BOND RATINGS

     Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

     Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

     Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:

     AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

     S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

  DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

     Moody's ratings for municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

           DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

     PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

                DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

                                INVESTMENT GRADE

     AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

     BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

     D: Debt rated "D" is in default, and repayment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM
                               DEMAND OBLIGATIONS:

     SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

  DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
                                     PAPER:

     An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

               APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES

                                    APPENDIX B

                                    ING FUNDS

                                   ----------

                     PROXY VOTING PROCEDURES AND GUIDELINES

                          EFFECTIVE DATE: JULY 10, 2003
                          REVISION DATE: MARCH 16, 2006

                                   ----------

I.     INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.    VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.   DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.    APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage

Committee at its next regularly scheduled meeting.

V.     VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

       A.   Routine Matters

       The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

       B.   Matters Requiring Case-by-Case Consideration

       The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

       Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

       Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation, the Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

       The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

            1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

            In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

            2.   NON-VOTES: Votes in Which No Action is Taken

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group's review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders' interests is likely.

            Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

            Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

            3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

            If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures). Upon Counsel's finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

            If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

            4.   Referrals to a Fund's Valuation, Proxy and Brokerage Committee

            A Fund's Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

            The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

            The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.    CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.   REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES


                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                                   ----------

                             PROXY VOTING PROCEDURES

                                   ----------

I.     INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

II.    ROLES AND RESPONSIBILITIES

       A.   Proxy Coordinator

       The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

       Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

       Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

       B.   Agent

       An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

       The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation, Proxy and Brokerage Committee ("Committee").

       The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

       Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

       C.   Proxy Group

       The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

       A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund's Procedures and Guidelines.

       A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

       For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

       If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

       If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

       The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

       D.   Investment Professionals

       The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III.   VOTING PROCEDURES

       A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

       B.   Routine Matters

       The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

       C.   Matters Requiring Case-by-Case Consideration

       The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

       Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

       Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation, the Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

            1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

            In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

            2.   NON-VOTES: Votes in Which No Action is Taken

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group's review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders' interests is likely.

            Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

            Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

            3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

            4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.    ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

       A.   Assessment of the Agent

            The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

            Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

       B.   Conflicts of Interest

            The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

            In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

            For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

            The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.     REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

          NAME                                        TITLE OR AFFILIATION
Stanley D. Vyner            Chief Investment Risk Officer and Executive Vice President, ING
                            Investments, LLC

Todd Modic                  Senior Vice President, ING Funds Services, LLC and ING Investments, LLC;
                            and Chief Financial Officer of the ING Funds

Maria Anderson              Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos                Proxy Coordinator for the ING Funds and Manager - Special Projects, ING
                            Funds Services, LLC

Julius Drelick              Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.     Counsel, ING Americas US Legal Services

Steve Wastek, Esq.          Counsel, ING Americas US Legal Services


Effective as of May 27, 2005

                                    EXHIBIT 3
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                   ----------

                    PROXY VOTING GUIDELINES OF THE ING FUNDS

                                   ----------

I.     INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.    GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

1.     THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such independent outside director nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee in connection with poison pill considerations (E.G., failure to remove restrictive features or ensure expiration or submission to shareholders for vote) only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon WITHHOLD votes representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect", generally DO NOT WITHHOLD support from nominees who sit on the compensation committee or from the pay package recipient. If the Agent has raised other considerations regarding compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee and served during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist regarding such fees, E.G., that remuneration for the non-audit work is so lucrative as to taint the auditor's independence or is excessive in connection with the level and type of services provided.

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence. When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to WITHHOLD or vote FOR nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees who sit on up to (and including) seven public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be four, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified. Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders' rights. Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.
Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors. Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).
Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.
Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.
Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:
     (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
     (2)  Only if the director's legal expenses would be covered.

2.     PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.     AUDITORS

RATIFYING AUDITORS

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.     PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.
In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

TIME-PHASED VOTING

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board. Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.     TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

AMENDMENTS TO CORPORATE DOCUMENTS

Unless recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger, generally, vote AGAINST proposals seeking to remove shareholder approval requirements by (1) moving article provisions to portions of the charter not requiring shareholder approval or (2) in corporate structures such as holding companies, removing provisions in an active subsidiary's charter that provide voting rights to parent company shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested. Generally, vote AGAINST proposals for charter amendments that may support board entrenchment, particularly if the proposal is bundled or the board is classified.
Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

6.     MISCELLANEOUS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

    - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
    -  If the dissidents agree, the policy remains in place.
    - If the dissidents do not agree, the confidential voting policy is waived. Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

MAJORITY VOTING STANDARD

Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.     CAPITAL STRUCTURE

Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis. Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (E.G., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds or those in excess but meeting Agent's qualitative standards, but consider on a

       CASE-BY-CASE basis those requests failing the Agent's review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds or those in excess but meeting Agent's qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures, but consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).
Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights, and consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.
Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.     EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.
    - Generally, vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it.
    - Consider plans CASE-BY-CASE if Agent suggests cost assessment may not be possible due to the issuer's method of disclosing shares allocated to the plan(s).
    - Generally, vote FOR plans with costs within the cap if the considerations raised by the Agent pertain solely to equity compensation burn rate or pay for performance.

    -  Generally, vote AGAINST plans administered by potential grant recipients.
    - Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

RESTRICTED STOCK PLANS

Consider proposals for restricted stock plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements. Plans that do not meet the Agent's criteria in this regard may be supported, but vote AGAINST if disclosure is provided regarding neither vesting nor performance requirements.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms. Generally, vote FOR proposals that meet the Agent's criteria for acceptable repricing/replacement transactions, except that burn rate considerations raised by the Agent shall not be grounds for withholding support. Vote AGAINST compensation plans that (1) permit or may permit (E.G., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing/replacement transactions that do not meet the Agent's criteria (except regarding burn rate as noted above), or (3) give the board sole discretion to approve option repricing/replacement programs.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent's threshold. DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

    AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE
    FEATURES

    Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

    Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

    Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

    APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

    Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote AGAINST shareholder proposals that seek disclosure beyond regulatory requirements of the remuneration of individuals other than senior executives and directors. However, vote AGAINST shareholder proposals that seek such disclosure if providing it would be out of step with market practice and potentially disruptive to the business.
Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, including "claw back" recoupments.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements. Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange. Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.     STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.    MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach to evaluating such proposals.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.    MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.    SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.    GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate. For purposes of these global Guidelines, "AGAINST" shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (E.G., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:
    -  the opening of the shareholder meeting
    -  that the meeting has been convened under local regulatory requirements
    -  the presence of quorum
    -  the agenda for the shareholder meeting
    -  the election of the chair of the meeting
    -  the appointment of shareholders to co-sign the minutes of the meeting
    -  regulatory filings (E.G., to effect approved share issuances)
    - the designation of inspector or shareholder representative(s) of minutes of meeting
    - the designation of two shareholders to approve and sign minutes of meeting
    -  the allowance of questions
    -  the publication of minutes
    -  the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent's recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent's standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in Canada and tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent. For issuers in other global markets, generally follow Agent's standards for withholding support from non-independent directors excluding the CEO if the board is non-majority independent.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:
    -  bundled slates of nominees in (Hong Kong or France);
    -  simultaneous reappointment of retiring directors (South Africa);
    - in markets with term lengths capped by legislation, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or
    - nominees whose names are not disclosed in advance of the meeting (Hong Kong or South Africa).

Consider nominees for which the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis.

For markets such as the tax havens, Canada, Australia, South Africa and Malaysia (and for outside directors in South Korea) in which nominees' attendance records are adequately disclosed, the Funds' U.S. Guidelines with respect to director attendance shall apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds' U.S. Guidelines with respect to director elections shall apply.

BOARD STRUCTURE

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.

INDEPENDENT STATUTORY AUDITORS

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees. Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

NOMINATING COMMITTEE

Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES

With respect to Japanese companies, generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served. If Agent raises scandal or internal control considerations, generally vote AGAINST bonus proposals only for nominees whom a Fund is also voting AGAINST for that reason.

STOCK OPTION PLANS FOR INDEPENDENT INTERNAL STATUTORY AUDITORS

With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, votes with respect to compensation plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach to evaluating such plans, which in the United Kingdom involves use of a compensation valuation model to evaluate the cost of stock-based compensation plans, and in other markets, the calculation of dilution under a company's share plans and analysis of plan features.

SHARES RESERVED FOR EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent's methodology, including classification of a company's stage of development as growth or mature and the corresponding determination as to reasonability of the share requests. Generally, vote AGAINST equity compensation plans (E.G., option, warrant, restricted stock or employee share purchase plans), the issuance of shares in connection with such plans, or related management proposals that:
    -  exceed Agent's recommended dilution limits;
    - provide deep or near-term discounts to executives or directors, unless discounts to executives are adequately mitigated by long-term vesting requirements (E.G., Japan);
    -  are administered by potential grant recipients;
    - permit financial assistance in the form of interest-free, non-recourse loans in connection with executive's participation;
    - for restricted stock plans, provide no disclosure regarding vesting or performance criteria (provided that plans with disclosure in one or both areas, without regard to Agent's criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);
    - allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent's approach to evaluating such plans;
    - provide for terms or participation that is markedly out of line with market practice;

    - provide for retesting in connection with achievement of performance hurdles unless the Agent's analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the amount of compensation subject to retesting is DE MINIMIS as a percentage of overall compensation or relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans or the related issuance of shares that (1) do not suffer from the defects noted above or (2) otherwise meet the Agent's tests if the considerations raised by the Agent pertain solely to performance hurdles or the company's rationale in support of the plan or its participants.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

REMUNERATION REPORTS

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting (1) practices or features not supported under these Guidelines (2) financial assistance or retesting under the conditions described above, or (3) provisions for retirement benefits to outside directors, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (E.G., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Except as described above, consider provisions Agent raises with concern regarding severance/termination payments, contract or notice periods, "leaver" status and vesting or performance criteria on a CASE-BY-CASE basis.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

The Funds' U.S. Guidelines with respect to such shareholder proposals shall apply.

GENERAL SHARE ISSUANCES

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent's practice to vote FOR general issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital and those without preemptive rights to a maximum of 20 percent of currently issued capital.
Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company's rationale.
Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), or to grant rights to acquire shares, in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval.

INCREASES IN AUTHORIZED CAPITAL

Unless otherwise provided for herein, voting decisions should generally be based on the Agent's approach, as follows:
Generally, vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital, unless:
    - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or
    - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

PREFERRED STOCK

Unless otherwise provided for herein, voting decisions should generally be based on the Agent's approach, including:
    - Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
    - Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent's guidelines on equity issuance requests.
    - Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

POISON PILLS/PROTECTIVE PREFERENCE SHARES

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover issuances that do not meet the Agent's standards, but generally DO NOT VOTE AGAINST director nominees or remuneration in connection with poison pill considerations raised by the Agent.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS

Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, except with respect to securities held by dividend-oriented Funds, which should generally follow Agent's recommendations AGAINST payouts deemed too low according to Agent's methodology.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

APPROVAL OF DONATIONS

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
    -  it is editorial in nature;
    -  shareholder rights are protected;
    -  there is negligible or positive impact on shareholder value;
    - management provides adequate reasons for the amendments or the Agent otherwise supports management's position; or
    -  the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
    - Generally vote FOR management proposals to amend a company's articles to expand its business lines.
    - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.
    - If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company's articles to authorize the Board to vary the annual meeting record date.
    - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS

In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                               ING INVESTORS TRUST
                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                                 (800) 366-0066

                       STATEMENT OF ADDITIONAL INFORMATION


                              DATED APRIL 28, 2006


                       ING American Funds Growth Portfolio
                   ING American Funds International Portfolio
                   ING American Funds Growth-Income Portfolio


This Statement of Additional Information ("SAI") relates to the series listed above (each, a "Feeder Portfolio" and collectively, the " Feeder Portfolios"), of ING Investors Trust ("Trust"). A prospectus for the Portfolios, dated April 28, 2006, ("Prospectus") that provides the basic information you should know before investing in the Feeder Portfolios, may be obtained without charge from the Feeder Portfolios or the Feeder Portfolios' principal underwriter, Directed Services, LLC at the address written above. This SAI is not a prospectus but is incorporated herein by reference and should be read in conjunction with the Prospectus dated April 28, 2006 which has been filed with the U.S. Securities and Exchange Commission ("SEC"). Capitalized terms not defined in the SAI are used as defined terms in the Prospectus.


The information in this SAI expands on the information contained in the Prospectus and any supplements thereto. The Portfolio's financial statements and the independent registered public accounting firm's report thereon, included in the annual shareholder reports dated December 31, 2005, are incorporated herein by reference. Copies of the Feeder Portfolios' Prospectus and annual or semi-annual shareholder reports may be obtained by contacting the Trust at the address or phone number written above.


Shares of the Portfolios may be offered to segregated asset accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to certain investment advisers and their affiliates.

                                TABLE OF CONTENTS


INTRODUCTION                                                                   2

HISTORY OF THE TRUST                                                           2

MASTER/FEEDER STRUCTURE                                                        2

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FEEDER PORTFOLIOS                  13

NON-FUNDAMENTAL INVESTMENT POLICIES OF THE FEEDER PORTFOLIOS                  14

INVESTMENT RESTRICTION OF THE MASTER FUNDS                                    14

NON-FUNDAMENTAL POLICIES OF THE MASTER FUNDS                                  16

MANAGEMENT OF THE TRUST                                                       16

ADVISER                                                                       32

ADMINISTRATOR                                                                 38

DISTRIBUTION OF TRUST SHARES                                                  39

CODE OF ETHICS                                                                42

DISCLOSURE OF THE FEEDER PORTFOLIOS' PORTFOLIO SECURITIES                     42

PROXY VOTING PROCEDURES                                                       44

FEEDER PORTFOLIO TRANSACTIONS AND BROKERAGE                                   45

PERFORMANCE INFORMATION                                                       46

TAXES                                                                         48

OTHER INFORMATION                                                             51

APPENDIX A                                                                   A-1


                                  INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectus for the Feeder Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Feeder Portfolios' securities and some investment techniques. Captions and defined terms in this SAI generally correspond to like captions and terms in the Feeder Portfolios' Prospectus.

                              HISTORY OF THE TRUST

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 63 investment portfolios. The
Trust is authorized to issue multiple series and classes of shares, each with different investment objective(s), policies and restrictions. This SAI pertains only to the following three (3) Portfolios: ING American Funds Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth-Income Portfolio. The investment objective of each Portfolio is non-fundamental and, therefore, can be changed by the Board of Trustees of the Trust ("Board") without the approval of shareholders.

     Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

     Each Portfolio is a "diversified company" within the meaning of that term under the Investment Company Act of 1940, as amended ("1940 Act"). The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer. and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities and securities of other investment companies). The Trust is governed by a Board of Trustees ("Board") which has the responsibility for the overall management of the Trust.

                             MASTER/FEEDER STRUCTURE

     Each Feeder Portfolio invests all of its assets in a series of American Funds Insurance Series(R) (the "Master Series") (each a "Master Fund" and collectively, the "Master Funds") in a master/feeder structure. The Feeder Portfolios do not buy investment securities directly. Instead, each Feeder Portfolio invests in a Master Fund which in turn purchases investment securities. Each Feeder Portfolio's Master Fund is listed below:

            FEEDER PORTFOLIO                                         MASTER FUND
ING American Funds Growth Portfolio           Growth Fund (Class 2 shares) ("Growth Fund")

ING American Funds International Portfolio    International Fund (Class 2 shares) ("International Fund")

ING American Funds Growth-Income Portfolio    Growth-Income Fund (Class 2 shares) ("Growth-Income Fund")

     The investment adviser for the Master Funds is Capital Research and Management Company ("CRMC"), an investment management organization founded in 1931. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. In addition to selling its shares to the Feeder Portfolio, each Master Fund has and may continue to sell its shares to insurance company separate accounts, other mutual funds or other accredited investors ("Interestholders"). The expenses and, correspondingly, the returns of other Interestholders in a Master Fund may differ from those of the corresponding Feeder Portfolio.

     The Board believes that, as other investors invest their assets in a Feeder Fund and Interestholders invest their assets in the corresponding Master Fund in which the Feeder Portfolio invests, certain economic efficiencies may be realized with respect to the Feeder Portfolio and the Master Fund. For example, fixed expenses that otherwise would have been borne solely by a Master Fund (and the other Interestholders in that Master Fund) or the corresponding Feeder Portfolio would be spread across a larger asset base as more Interestholders invest in the Master Fund. However, if an investor or an Interestholder withdraws its investment from a Master Fund or Feeder Portfolio, respectively, the economic efficiencies (E.G., spreading fixed expenses across a larger asset base) that the Board believes should be available through investment in the Feeder Portfolio, and in turn, the Master Fund, may not be fully achieved or maintained. In addition, given the relatively complex nature of the master-feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value would be affected at the master and/or feeder level.


     In addition, as described below, under the terms of an investment management agreement ("Advisory Agreement") and an administration agreement ("Administration Agreement"), if a Feeder Portfolio divests itself of its interests in a Master Fund and the Board asks ING Investments, LLC ("ING Investments") as the Portfolios' investment adviser, to manage the Feeder Portfolios, each Feeder Portfolio would pay an advisory fee to ING Investments, rather than CRMC, in accordance with the same fee schedule currently applicable to fees paid by the Master Fund to CRMC, and also an administration fee of 0.10 % to ING Funds Services, LLC. The advisory fees paid to ING Investments, however, may be higher than the fees payable by the Master Fund (and indirectly by the Feeder Portfolios) to CRMC because the asset level of the Feeder Portfolio after divesting from the Master Fund may be lower thereby preventing the Feeder Portfolio from benefiting from certain breakpoint levels contemplated in the investment management agreement. If the Feeder Portfolio invests substantially all of its assets in another investment company, the Feeder Portfolio does not pay an administration fee. Therefore, a Feeder Portfolio's expenses may be higher if the Trust were to withdraw a Portfolio's assets from a Master Fund.


     Under the master/feeder structure, the Trust retains the right to withdraw a Feeder Portfolio's assets from the Master Fund. The Trust also reserves the right to suspend or terminate purchases of shares of a Master Fund and a Feeder Portfolio if such action is required by law, or if the Trust's Board while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state law, deems it necessary, appropriate and in the best interest of the Trust and its shareholders (including contract owners) or in response to the order of an appropriate regulatory authority. If the Trust were to withdraw a Feeder Portfolio's assets, the Trust's Board would then consider whether to invest the Feeder Portfolio's assets in another pooled investment entity, ask ING Investments to manage either directly or with a sub-adviser under the Advisory Agreement between the Trust and ING Investments, or take other appropriate action.

     Investment of each Feeder Portfolio's assets in its corresponding Master Fund is not a fundamental policy of any Feeder Portfolio and a shareholder vote is not required for any Feeder Portfolio to withdraw its investment from its corresponding Master Fund.

     The board of directors/trustees of each Master Fund formulates the general policies of each Master Fund and meets periodically to review each Master Fund's performance, monitor investment activities and practices and discuss other matters affecting each Master Fund.

THE STATEMENT OF ADDITIONAL INFORMATION FOR THE AMERICAN FUND MASTER FUNDS IS DELIVERED TOGETHER WITH THIS STATEMENT OF ADDITIONAL INFORMATION.

               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

INVESTMENT STRATEGIES AND RISKS

Master Funds -- The investment techniques of each Master Fund are described in the statement of additional information for the Master Funds which is delivered together with this SAI.

Feeder Portfolios -- The following supplements the discussion in the Feeder Portfolios' Prospectus and in the Master Funds' prospectus and statement of additional information of the investment strategies, policies and risk of each Portfolio and its Master Fund. Because a Feeder Portfolio invests all of its assets in a Master Fund, it only holds a beneficial interest in shares of the Master Fund. Each master Fund invests directly in individual securities of other issuers. These investment strategies and policies are not fundamental and may be changed without approval of the shareholders of the Feeder Portfolios. The statement of additional information for the Master Funds is delivered together with this SAI.

ASSET-BACKED SECURITIES

     Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Master Fund or Feeder Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Master Fund or Feeder Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

     Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

     Asset-backed securities include Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

COMMON STOCK AND OTHER EQUITY SECURITIES

     Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Master Fund the right to vote on measures affecting the company's organization and operations.

     Equity securities also include convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

CONVERTIBLE SECURITIES

     Convertible securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Master Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

HIGH YIELD BONDS

     "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa by Moody's or BBB by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Feeder Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Feeder Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Feeder Portfolio were investing in higher quality bonds.

     High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Master Fund may incur additional expenses to seek recovery. The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds, which could adversely affect the price at which a high yield bond is sold. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

MORTGAGE-BACKED SECURITIES

     Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Master Fund or Feeder Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates. See "U.S. Government Securities."

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Mortgage-backed securities issued by Ginnie Mae are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although Ginnie Mae guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities.

     Early repayments of principal on the underlying mortgages may expose a Master Fund and a Feeder Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase. Conversely, when interest rates are rising, the rate of prepayment tends to decrease. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES

     Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). Privately-issued mortgage-backed securities are generally backed by pools of conventional (I.E., non-government guaranteed or insured) mortgage loans. These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

U.S. GOVERNMENT SECURITIES

     Investments in U.S. government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. government securities include securities issued by instrumentalities of the U.S. Government, such as the GNMA, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association, the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Feeder Portfolio will invest in securities of such agencies or instrumentalities only when ING Investments is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

ZERO-COUPON

     Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently, and may involve greater credit risk than such bonds.

INFLATION-INDEXED BONDS

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

WARRANTS

     Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause a Feeder Portfolio to suffer losses that it would not otherwise sustain.

     Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Feeder Portfolio will lose its entire investment in such warrant.

FLOATING RATE SECURITIES

     Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure. Floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

FOREIGN SECURITIES

     Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Securities denominated or quoted in currencies other than the U.S. dollar are subject to the risk that, changes in foreign currency exchange rates will affect their value and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

     There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Feeder Portfolio or Master Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

     Securities traded in emerging market countries may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an investment.

DEPOSITARY RECEIPTS

     Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts ("ADRs"), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts ("EDRs"), which are similar to ADRs but may be listed and traded on a European exchange as well as in the U.S. (typically, these securities are traded on the Luxembourg exchange in Europe); and (c) Global Depositary Receipts ("GDRs"), which are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

REPURCHASE AGREEMENTS

     In general, the term of a repurchase agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time of investment in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

OTHER INVESTMENT COMPANIES

     All Feeder Portfolios may invest in shares issued by other investment companies. Each Feeder Portfolio has adopted a non-fundamental investment restriction to enable it to invest in its corresponding Master Fund or another master portfolio. As a shareholder in any investment company, a Feeder Portfolio will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company.

ILLIQUID SECURITIES

     Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when investment adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Master Fund's or a Feeder Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an investment adviser to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Feeder Portfolio or a Master Fund could realize upon disposition, Because of the nature of these securities, a considerable period of time may elapse between a decision to dispose of these securities and the time when a Feeder Portfolio is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the relevant board of trustees.

RESTRICTED SECURITIES

     Restricted securities include securities that are not registered under the 1933 Act ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). Certain Rule 144A securities may be deemed to be liquid in accordance with procedures adopted by the Feeder Portfolios' or Master Funds' respective board of trustees. This investment practice could have the effect of decreasing the level of liquidity in a Feeder Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment portfolio. Subject to any applicable limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Feeder Portfolios or Master Funds may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the risk that an investor may be unable to dispose of the securities in a timely manner or at favorable prices. The Feeder Portfolio may not be able to sell these securities when ING Investments wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

BORROWING

     Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Feeder Portfolio's or a Master Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Feeder Portfolio's or Master Fund's shares. A Feeder Portfolio or Master Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements generally are considered to be a form of borrowing.

REAL ESTATE INVESTMENT TRUSTS

     Real Estate Investment Trusts, or "REITs", are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. A Master Fund or a Feeder Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs.

     Risks of investing in the real estate industry include, among others:

  -  possible declines in the value of real estate;
  -  adverse general or local economic conditions;
  -  possible lack of availability of mortgage funds;
  -  overbuilding;
  -  extended vacancies of properties;
  -  increases in competition, property taxes and operating expenses;
  -  changes in zoning or applicable tax law;
  - costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;
  -  casualty or condemnation losses;
  -  uninsured damages from floods, earthquakes or other natural disasters;
  -  limitations on and variations in rents; and
  -  unfavorable changes in interest rates.

     In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

SMALL COMPANIES

     Small companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. Such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Feeder Portfolio or Master Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

     Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability to dispose of such securities may be greatly limited, and a Feeder Portfolio or Master Fund may have to continue to hold such securities during periods when the investment adviser would otherwise have sold the security.

UNSEASONED COMPANIES

     Unseasoned companies are those that have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

TEMPORARY DEFENSIVE INVESTMENTS

     For temporary and defensive purposes, each Feeder Portfolio or Master Fund may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stock and repurchase agreements. Each Feeder Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

     Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this SAI will apply at the time of investment. A Feeder Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FEEDER PORTFOLIOS

     The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Feeder Portfolio's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of that Feeder Portfolio's voting securities present at a meeting if the holders of more than 50% of that Feeder Portfolio's outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Feeder Portfolio's outstanding voting securities. The investment objectives and all other investment policies or practices of the Feeder Portfolios are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval.

     The ING American Funds Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth-Income Portfolio may not:

1. Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit a Feeder Portfolio to:
     (i) enter into commitments to purchase securities in accordance with a Feeder Portfolio's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2. Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3. Act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Feeder Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Feeder Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4. Purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Feeder Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Feeder Portfolio as a result of the ownership of securities;

5. Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6. Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Feeder Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7. Deviate from being a "diversified company" as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

8. "Concentrate" its investments in a particular industry except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Feeder Portfolio's investments in: (i) securities of other investment companies;
     (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii), (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Feeder Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by a Feeder Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Feeder Portfolio's holdings of illiquid securities exceed 15% because of changes in the value of a Feeder Portfolio's investments, a Feeder Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Feeder Portfolio. Otherwise, a Feeder Portfolio may continue to hold a security even though it causes the Feeder Portfolio to exceed a percentage limitation because of fluctuation in the value of the Feeder Portfolio's assets.

NON-FUNDAMENTAL INVESTMENT POLICIES OF THE FEEDER PORTFOLIOS

     Each Feeder Portfolio has adopted the following non-fundamental investment restriction to enable it to invest in its corresponding Master Fund:

     Notwithstanding any other investment policy of the Feeder Portfolio, the Feeder Portfolio may invest all of its net assets in an open-end management investment company having the same investment objective and limitations as the Feeder Portfolio.

     Each Feeder Portfolio has also adopted the same investment restrictions as the Master Fund in which it invests. These investment restrictions, the investment objective and all other investment policies or practices of the Feeder Portfolios, are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval.

INVESTMENT RESTRICTION OF THE MASTER FUNDS

     The Master Funds have adopted the following fundamental investment restrictions that may not be changed without approval of a majority of each Master Fund's outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy; or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. However, except for the fundamental investment restrictions listed below, the investment policies of the Master Funds described in the SAi are non-fundamental and may be changed without shareholder approval. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a Master Fund.

     If a change in a Master Fund's investment restrictions is submitted to the holders of the Trust's outstanding voting securities, the matter will be deemed to be acted upon with respect to a Feeder Portfolio if a majority of the outstanding voting securities of the Feeder Portfolio vote for approval of the matter, notwithstanding (1) that the matter has not been approved by the holder's of a majority of the outstanding voting securities of any other Feeder Portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Trust.

The following are the Master Funds' fundamental investment restrictions. The Master Funds may not:

1. Invest more than 5% of the value of the total assets of each Master Fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3. Invest more than 25% of each Master Fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, each Fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

5. Purchase commodities or commodity contracts; except that the International Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

6.   Invest in companies for the purpose of exercising control or management.

7. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of each Master Fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, each Fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage.

9.   Purchase securities on margin.

10. Sell securities short, except to the extent that each Master Fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

11. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in investment restriction number 5.

12. Invest in securities of other investment companies, except as permitted by the 1940 Act.

13. Engage in underwriting of securities issued by others, except to the extent it may deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

     Notwithstanding investment restriction number 12, if deemed advisable by their officers, compensation by the Master Series to its trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by the Master Series' trustees pursuant to an exemptive order granted by the SEC.

     Notwithstanding investment restriction number 13, the Master Funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the Master Fund as an underwriter as that term is defined under the 1933 Act.

NON-FUNDAMENTAL POLICIES OF THE MASTER FUNDS

     The following are the Master Funds' non-fundamental investment policies:

1. Each Master Fund may not invest more than 15% of its net assets in illiquid securities.

2. The Master Funds will not issue senior securities, except as permitted by the 1940 Act.

                             MANAGEMENT OF THE TRUST


     The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each Feeder Portfolio of the Trust and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Feeder Portfolio, and review each Feeder Portfolio's performance. As of January 18, 2006, the Trustees are John V. Boyer, Patricia W. Chadwick, J. Michael Earley, R. Barbara Gitenstein, Patrick
W. Kenny, Walter H. May, Thomas J. McInerney, Jock Patton, Sheryl K. Pressler, David W.C. Putnam, John G. Turner, Roger B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are James M. Hennessy, Stanley D. Vyner, Michael J. Roland, Joseph M. O'Donnell, Mary Bea Wilkinson, Robert S. Naka, Huey
P. Falgout, Jr. Mary Gaston, Theresa K. Kelety, Kimberly A. Anderson, Lauren D. Bensinger, Robyn L. Ichilov, Todd Modic, Robin R. Nesbitt, Susan P. Kinens, Kimberly K. Palmer, and Maria M. Anderson.


     Set forth in the table below is information about each Trustee of the Trust.

                                                                                              NUMBER OF
                               POSITION(S)  TERM OF OFFICE                                PORTFOLIOS IN FUND
                                HELD WITH   AND LENGTH OF    PRINCIPAL OCCUPATION(s) -     COMPLEX OVERSEEN  OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE       THE TRUST  TIME SERVED (1)    DURING THE PAST 5 YEARS      BY TRUSTEE (2)(3)    HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

JOHN V. BOYER                  Trustee     January 2005    President and Chief Executive        181          None
7337 East Doubletree Ranch Rd.             -- Present      Officer, Franklin and Eleanor
Scottsdale, Arizona 85258                                  Roosevelt Institute (March
Age: 52                                                    2006 - Present). Formerly,
                                                           Executive Director, The Mark
                                                           Twain House & Museum (4)
                                                           (September 1989 - November
                                                           2005).

PATRICIA W. CHADWICK(5)        Trustee     January 2006    Consultant and President of          181          None
7337 East Doubletree Ranch Rd.             -- Present      self-owned company, Ravengate
Scottsdale, Arizona 85258                                  Partners LLC (January 2000 -
Age: 57                                                    Present).

J. MICHAEL EARLEY              Trustee     January 1997    President and Chief Executive        181          None
7337 East Doubletree Ranch Rd.             -- Present      Officer, Bankers Trust
Scottsdale, Arizona 85258                                  Company, N.A. (June 1992 -
Age: 60                                                    Present).

R. BARBARA GITENSTEIN          Trustee     January 1997    President, College of New            181          None
7337 East Doubletree Ranch Rd.             -- Present      Jersey (January 1999 -
Scottsdale, Arizona 85258                                  Present).
Age: 58

PATRICK W. KENNY               Trustee     January 2005    President and Chief Executive        181          Assured Guaranty
7337 East Doubletree Ranch Rd.             -- Present      Officer International                             Ltd. (November 2003
Scottsdale, Arizona 85258                                  Insurance Society (June 2001                      - Present).
Age: 63                                                    - Present); and Executive
                                                           Vice President, Frontier
                                                           Insurance Group, Inc.
                                                           (September 1998 - March 2001).
WALTER H. MAY                  Trustee     February 2002   Retired.                             181          Best Prep (September
7337 East Doubletree Ranch Rd.             -- Present                                                        1991 - Present).
Scottsdale, Arizona 85258
Age: 69

JOCK PATTON                    Chairman    February 2002   Private Investor (June 1997 -        181          JDA Software Group,
7337 East Doubletree Ranch Rd. and Trustee -- Present      Present). Formerly, Director                      Inc. (January 1999 -
Scottsdale, Arizona 85258                                  and Chief Executive Officer,                      Present); Swift
Age: 60                                                    Rainbow Multimedia Group,                         Transportation Co.
                                                           Inc. (January 1999 - December                     (March 2004 -
                                                           2001).;                                           Present).

SHERYL K. PRESSLER(5)          Trustee     January 2006 -  Consultant (May 2001 -               181          Stillwater Mining
7337 East Doubletree Ranch Rd.             Present         Present). Formerly, Chief                         Company (May 2002 -
Scottsdale, Arizona 85258                                  Executive Officer, Lend Lease                     Present); Advanced
AGE: 55                                                    Real Estate Investments, Inc.                     Portfolio Management
                                                           (March 2000 - April 2001).                        (September 2002 -
                                                                                                             Present); California
                                                                                                             HealthCare
                                                                                                             Foundation (June
                                                                                                             1999 - Present); and
                                                                                                             Romanian-American
                                                                                                             Enterprise fund
                                                                                                             (February 2004 -
                                                                                                             Present).

DAVID W.C. PUTNAM              Trustee     February 2002   President and Director, F.L.         181          Progressive Capital
7337 East Doubletree Ranch Rd.             -- Present      Putnam Securities Company,                        Accumulation Trust
Scottsdale, Arizona 85258                                  Inc.(June 1978 - Present).                        (August 1998 -
Age: 66                                                                                                      Present); Principled
                                                                                                             Equity Market Trust
                                                                                                             (November 1996 -
                                                                                                             Present); Mercy
                                                                                                             Endowment Foundation
                                                                                                             (September 1995 -
                                                                                                             Present); Asian

                                                                                               NUMBER OF
                               POSITION(S)  TERM OF OFFICE                                PORTFOLIOS IN FUND
                                HELD WITH   AND LENGTH OF    PRINCIPAL OCCUPATION(s) -     COMPLEX OVERSEEN  OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE       THE TRUST  TIME SERVED (1)    DURING THE PAST 5 YEARS      BY TRUSTEE (2)(3)   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                             American Bank and
                                                                                                             Trust Company (June
                                                                                                             1992 - Present); and
                                                                                                             Notre Dame Health
                                                                                                             Care Center (July
                                                                                                             1991 - Present).

ROGER B. VINCENT (5)           Trustee     January 1994    President, Springwell                181          AmeriGas Propane,
7337 East Doubletree Ranch Rd.             -- Present      Corporation, a privately held                     Inc. (January 1998 -
Scottsdale, Arizona 85258                                  corporate finance advisory                        - Present).
Age: 60                                                    firm (March 1989 - Present).



                                                                                               NUMBER OF
                               POSITION(S)  TERM OF OFFICE                                PORTFOLIOS IN FUND
                                HELD WITH   AND LENGTH OF    PRINCIPAL OCCUPATION(s) -     COMPLEX OVERSEEN  OTHER DIRECTORSHIPS
      NAME, ADDRESS AND AGE     THE TRUST  TIME SERVED (1)    DURING THE PAST 5 YEARS      BY TRUSTEE (2)(3)   HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
RICHARD A. WEDEMEYER           Trustee     February 2002   Retired. Formerly Vice               181          Touchstone
7337 East Doubletree Ranch Rd.             - Present       President - Finance and                           Consulting Group
Scottsdale, Arizona 85258                                  Administration, The Channel                       (June 1997 -
Age: 69                                                    Corporation (June 1996 -                          Present) and Jim
                                                           April 2002); and Trustee,                         Hensen Legacy (April
                                                           First Choice Funds (February                      1994 - Present).
                                                           1997 - April 2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY (6) (7) (8) Trustee     February 2002   Chief Executive Officer, ING         221          Trustee, Equitable
7337 East Doubletree Ranch Rd.             - Present       US Financial Services                             Life Insurance Co.,
Scottsdale, Arizona 85258                                  (January 2005 - Present);                         Golden American Life
Age: 48                                                    General Manager and Chief                         Insurance Co., Life
                                                           Executive Officer, ING U.S.                       Insurance Company of
                                                           Financial Services (December                      Georgia, Midwestern
                                                           2003 - December 2004); Chief                      United Life
                                                           Executive Officer, ING U.S.                       Insurance Co.,
                                                           Financial Services (September                     ReliaStar Life
                                                           2001 - December 23003); and                       Insurance Co.,
                                                           General Manager and Chief                         Security Life of
                                                           Executive Officer, ING                            Denver, Security
                                                           Worksite Division (December                       Connecticut Life
                                                           2000 - October 2001).                             Insurance Co.,
                                                                                                             Southland Life
                                                                                                             Insurance Co., USG
                                                                                                             Annuity and Life
                                                                                                             Company, and United
                                                                                                             Life and Annuity
                                                                                                             Insurance Co. Inc;
                                                                                                             Ameribest Life
                                                                                                             Insurance Co.; First
                                                                                                             Columbine Life
                                                                                                             Insurance Co.; and
                                                                                                             Metro Atlanta
                                                                                                             Chamber of Commerce
                                                                                                             (January 2003 -
                                                                                                             Present).

JOHN G. TURNER (6)             Trustee     February 2002   Retired. Formerly Vice               181          Hormel Foods
7337 East Doubletree Ranch Rd.             - Present       Chairman of ING Americas                          Corporation (March
Scottsdale, Arizona 85258                                  (September 2000 - January                         2000 - Present) and
Age: 65                                                    2002); Director of ReliaStar                      Conseco, Inc.
                                                           Life Insurance Company of New                     (September 2003 -
                                                           York (April 1975 - December                       Present).
                                                           2000); Chairman and Trustee
                                                           of the Northstar affiliated
                                                           investment companies (May
                                                           1993 - December 2001).

(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.


(2)  As of April 28, 2006.


(3) For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund, ING Global Equity Dividend and Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; USLICO Series Fund; and ING Partners Inc.


(4) Shaun Mathews, President of ING USFS Mutaul Funds and Investment Products group, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(5) Mses. Chadwick and Pressler each commenced services as Trustee on January 18, 2006.


(6) Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the Manager, Directed Services Inc.

(7) Mr. McInerney is also a director of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc. Therefore, for purposes of this table with reference to this table, "Fund Complex" also includes these companies.

(8) Effective April 28, 2006, Mr. McInerney no longer serves on the Board.

Information about the Trust's officers is set forth in the table below:

                                POSITIONS HELD WITH   TERM OF OFFICE AND LENGTH
    NAME, ADDRESS AND AGE       THE TRUST             OF TIME SERVED (1)         PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY               President and Chief   March 2003 - Present      President and Chief Executive Officer, ING
7337 East Doubletree Ranch Rd.  Executive Officer                               Investments, LLC(2) (December 2000 - Present).
Scottsdale, Arizona 85258                                                       Formerly, Chief Operating Officer, ING Investments,
Age: 57                                                                         LLC(2) (December 2000 - March 2006); and Senior
                                                                                Executive Vice President and Chief Operating
                                                                                Officer, ING Investments, LLC(2) (April 1995 -
                                                                                December 2000).

MICHAEL J. ROLAND               Executive Vice        March 2003 - Present      Executive Vice President (December 2001 - Present)
7337 East Doubletree Ranch Rd.  President                                       and Chief Compliance Officer, (October 2004 -
Scottsdale, Arizona 85258                                                       Present), ING Investments, LLC(2). Formerly, Chief
AGE: 47                                                                         Financial Officer and Treasurer, ING Investments,
                                                                                LLC(2), (December 2001 - March 2005); and Senior
                                                                                Vice President, ING Investments, LLC(2) (June 1998
                                                                                - December 2001).

STANLEY D. VYNER                Executive Vice        February 2003 - Present   Executive Vice President, ING Investments, LLC(2)
7337 East Doubletree Ranch Rd.  President                                       (July 2000 - Present) and Chief Investment Risk
Scottsdale, Arizona 85258                                                       Officer, ING Investments, LLC(2) (January 2003 -
Age: 55                                                                         Present). Formerly, Chief Investment Officer of the
                                                                                International Portfolios, ING Investments, LLC(2)
                                                                                (August 2000 - January 2003); and Chief Executive
                                                                                Officer, ING Investments, LLC(2) (August 1996 -
                                                                                August 2000).

ROBERT S. NAKA                  Chief Compliance      March 2006 - Present      Executive Vice President and Chief Operating
7337 East Doubletree Ranch Rd.  Officer                                         Officer, ING Funds Service, LLC(3) (March 2006 -
Scottsdale, Arizona 85258                             November 1999 - Present   Present); and Assistant Secretary, ING Funds
Age: 42                         Executive Vice                                  Services, LLC(3) (October 2001 - Present).
                                President                                       Formerly, Senior Vice President, ING Funds
                                                                                Services, LLC(3) (August 1999 - October 2001).

JOSEPH M. O'DONNELL             Chief Compliance      November 2004 - Present   Chief Compliance Officer of the ING Funds (November
7337 East Doubletree Ranch Rd.  Officer                                         2004 - Present) and ING Investments, LLC(2) and
Scottsdale, AZ 85258                                  March 2006 - Present      Directed Services, inc. (January 2006 - Present) and
AGE: 51                         Executive Vice                                  Executive Vice President of the ING Funds (March
                                President                                       2006 - Present). Formerly, Vice President, Chief
                                                                                Legal Counsel, Chief Compliance Officer and
                                                                                Secretary of Atlas Securities, Inc., Atlas Advisers,
                                                                                Inc. and Atlas Funds (October 2001 - October 2004);
                                                                                and Chief Operating Officer and General Counsel of
                                                                                Matthews International Capital Management LLC and
                                                                                Vice President and Secretary of Matthews
                                                                                International Funds (August 1999 - May 2001).

                                POSITIONS HELD WITH   TERM OF OFFICE AND LENGTH
NAME, ADDRESS AND AGE           THE TRUST             OF TIME SERVED (1)(2)     PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
TODD MODIC                      Senior Vice           March 2005- Present       Senior Vice President, ING Funds Services, LLC (3)
7337 East Doubletree Ranch Rd.  President,                                      (April 2005 - Present). Formerly, Vice President,
Scottsdale, Arizona 85258       Chief/Principal                                 ING Fund Services, LLC(3) (September 2002 - March
Age: 38                         Financial Officer &                             2005); and Director of Financial Reporting, ING
                                Assistant Secretary                             Investments, LLC(2) (March 2001 - September 2002).

KIMBERLY A. ANDERSON            Senior Vice           November 2003 - Present   Senior Vice President and Assistant Secretary, ING
7337 East Doubletree Ranch Rd.  President                                       Investments, LLC(2) (October 2003 - Present).
Scottsdale, Arizona 85258                                                       Formerly, Vice President and Assistant Secretary,
Age: 41                                                                         ING Investments, LLC(2) (October 2001 - October
                                                                                2003); and Assistant Vice President, ING Funds
                                                                                Services, LLC(3) (November 1999 - January 2001).

MARY BEA WILKINSON              Vice President        March 2003 - Present      Head of Strategic Relationships, ING U.S. Financial
7337 East Doubletree Ranch Rd.                                                  Services (2003 - Present); Formerly, Senior Vice
Scottsdale, Arizona 85258                                                       President, ING Outside Funds Group (2000 - 2002);
Age: 49                                                                         and Senior Vice President and Chief Financial
                                                                                Officer, First Golden American Life Insurance
                                                                                Company of New York (1997 - 2000).

ROBYN L. ICHILOV                Vice President and    March 2003 - Present      Vice President, ING Funds Services, LLC(3) (October
7337 East Doubletree Ranch Rd.  Treasurer                                       2001 - Present) and ING Investments, LLC(2) (August
Scottsdale, Arizona 85258                                                       1997 - Present).
Age: 38

LAUREN D. BENSINGER             Vice President        February 2003 - Present   Vice President and Chief Compliance Officer, ING
7337 East Doubletree Ranch Rd.                                                  Funds Distributor, LLC(4) (July 1995 - Present); and
Scottsdale, Arizona 85258                                                       Vice President, ING Investments, LLC(2) (February
Age: 52                                                                         1996 - Present). Formerly, Chief Compliance Officer,
                                                                                ING Investments, LLC(2) (October 2001 - October
                                                                                2004).

MARIA M. ANDERSON               Vice President        September 2004 -          Vice President, ING Funds Services, LLC(3)
7337 East Doubletree Ranch Rd.                        Present                   (September 2004 - Present). Formerly, Assistant
Scottsdale, Arizona 85258                                                       Vice President, ING Funds Services, LLC(3) (October
Age: 47                                                                         2001 - September 2004); and Manager of Fund
                                                                                Accounting and Fund Compliance, ING Investments,
                                                                                LLC(2) (September 1999 - October 2001).

MARY A. GASTON                  Vice President        March 2005 - Present      Vice President, ING Funds Services, LLC(3) (April
7337 East Doubletree Ranch Rd.                                                  2005 - Present). Formerly, Assistant Vice President,
Scottsdale, Arizona 85258                                                       Financial Reporting, ING Investments, LLC(3) (April
Age: 40                                                                         2004 - April 2005): Manager, Financial Reporting,
                                                                                ING Investments, LLC(2) (August 2002 - April
                                                                                2004); Controller, Z Seven Fund, Inc. and Ziskin
                                                                                Asset Management, Inc. (January 2000 - March 2002).

KIMBERLY K. PALMER              Vice President        March 2006 - Present      Vice President, ING Funds Services, LLC(3) (March
7337 East Doubletree Ranch Rd.                                                  2006 - Present). Formerly, Assistant Vice President,
Scottsdale, Arizona 85258                                                       ING Funds Services, LLC(3) (August 2004 - Present).
Age: 48                                                                         Formerly, Manager, Registration Statements, ING
                                                                                Funds Services, LLC(3) (May 2003 - August 2004);
                                                                                Associate Partner, AMVESCAP PLC (October 2000 - May
                                                                                2003); and Director of Federal Filings and Blue Sky
                                                                                Filings, INVESCO Funds Group, Inc.

                                POSITIONS HELD WITH   TERM OF OFFICE AND LENGTH
NAME, ADDRESS AND AGE           THE TRUST             OF TIME SERVED (1)(2)     PRINCIPAL OCCUPATION(s) DURING THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                (March 1994 - May 2003).

HUEY P. FALGOUT, JR.            Secretary             August 2003 - Present     Chief Counsel, ING Americas, U.S. Legal Services
7337 East Doubletree Ranch Rd.                                                  (September 2003 - Present). Formerly, Counsel, ING
Scottsdale, Arizona 85258                                                       Americas, U.S. Legal Services (November 2002 -
Age: 42                                                                         September 2003); and Associate General Counsel of
                                                                                AIG American General (January 1999 - November 2002).

SUSAN P. KINENS                 Assistant Vice        January 2003 - Present    Assistant Vice President, ING Funds Services, LLC(3)
7337 East Doubletree Ranch Rd.  President                                       (December 2002 - Present); and has held various
Scottsdale, Arizona 85258                                                       other positions with ING Funds Services, LLC(3) for
Age: 29                                                                         more than the last five years.

THERESA K. KELETY               Assistant Secretary   August 2003 - Present     Counsel, ING U.S. Legal Services (April 2003 -
7337 East Doubletree Ranch Rd.                                                  Present). Formerly, Senior Associate with Shearman &
Scottsdale, Arizona 85258                                                       Sterling (February 2000 - April 2003).
Age: 43

ROBIN R. NESBITT                Assistant Secretary   September 2004 - Present  Supervisor, Board Operations, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                  LLC (3) (August 2003 - Present). Formerly, Senior
Scottsdale, Arizona 85258                                                       Legal Analyst, ING Funds Services, LLC (3) (August
Age: 31                                                                         2002 - August 2003); Associate,
                                                                                PricewaterhouseCoopers (January 2001 - August 2001);
                                                                                and Paralegal, McManis, Faulkner & Morgan (May 2000
                                                                                - December 2000).


     (1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

     (2) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

     (3) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

     (4) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

TRUSTEE OWNERSHIP OF SECURITIES

SHARE OWNERSHIP POLICY

     In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by ING Family of Funds at all times ("Policy"). For this purpose, beneficial ownership of Feeder Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Feeder Portfolio.

     Under this Policy, the initial value of investments in the mutual funds of the ING Family of Funds that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Feeder Portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES' FEEDER PORTFOLIO EQUITY OWNERSHIP POSITIONS

Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2005:


                                  DOLLAR RANGE OF EQUITY SECURITIES IN EACH FEEDER PORTFOLIO          AGGREGATE DOLLAR RANGE
     NAME OF TRUSTEE                               AS OF DECEMBER 31, 2005                          OF EQUITY SECURITIES IN ALL
---------------------------------------------------------------------------------------------------    REGISTERED INVESTMENT
                               ING AMERICAN                                   ING AMERICAN FUNDS       COMPANIES OVERSEEN BY
                               FUNDS GROWTH            ING AMERICAN FUNDS       GROWTH-INCOME          TRUSTEE IN FAMILY OF
                                 PORTFOLIO           INTERNATIONAL PORTFOLIO       PORTFOLIO           INVESTMENT COMPANIES
-------------------------------------------------------------------------------------------------------------------------------
John V. Boyer                        None                    None                    None                      None
Patricia W. Chadwick(1)              N/A                     N/A                      N/A                       N/A
J. Michael Earley                    None                    None                    None               $50,001 - $100,000
R. Barbara Gitenstein                None                    None                    None               $50,001 - $100,000
Patrick W. Kenny                     None                    None                    None              $10,001 - $50,000(2)
Walter H. May                        None                    None                    None                  Over $100,000
Jock Patton                          None                    None                    None                  Over $100,000
Sheryl K. Pressler(1)                N/A                     N/A                      N/A                       N/A
David W.C. Putnam                    None                    None                    None                  Over $100,000
Roger B. Vincent                     None                    None                    None                  Over $100,000
Richard A. Wedemeyer                 None                    None                    None               $50,001 - $100,000
TRUSTEES WHO ARE
"INTERESTED PERSONS"                 None                    None                    None
Thomas J. McInerney                  None                    None                    None                  Over $100,000
John G. Turner                       None                    None                    None                  Over $100,000



(1) Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.

(2)  Held in a different compensation account.


INDEPENDENT TRUSTEE OWNERSHIP OF SHARES

     Set forth in the table below is information regarding each Independent Trustee's (and his or her immediate family members) share ownership in securities of the Trust's adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the ING Investments or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2005.

                              NAME OF
                             OWNERS AND
                            RELATIONSHIP                            VALUE OF    PERCENTAGE OF
     NAME OF TRUSTEE         TO TRUSTEE   COMPANY  TITLE OF CLASS  SECURITIES       CLASS
---------------------------------------------------------------------------------------------
JOHN V. BOYER                    N/A        N/A          N/A          $   0          N/A
PATRICIA W. CHADWICK             N/A        N/A          N/A          $   0          N/A
J. MICHAEL EARLEY                N/A        N/A          N/A          $   0          N/A
R. BARBARA GITENSTEIN            N/A        N/A          N/A          $   0          N/A
PATRICK W. KENNY                 N/A        N/A          N/A          $   0          N/A
WALTER H. MAY                    N/A        N/A          N/A          $   0          N/A
SHERYL K. PRESSLER               N/A        N/A          N/A          $   0          N/A
JOCK PATTON                      N/A        N/A          N/A          $   0          N/A
DAVID W. C. PUTNAM               N/A        N/A          N/A          $   0          N/A
ROGER B. VINCENT                 N/A        N/A          N/A          $   0          N/A
RICHARD A. WEDEMEYER             N/A        N/A          N/A          $   0          N/A


COMPENSATION OF TRUSTEES


     Each Feeder Portfolio pays each Trustee who is not an interested person a PRO RATA share, as described below, of: (i) an annual retainer of $45,000 (Messrs. Patton, Earley, May, Boyer, Kenny, Wedemeyer, and Dr. Gitenstein, as Chairpersons of committees of the Board, each receive an additional annual retainer of $30,000, $20,000, $10,000, $20,000, $10,000 and $10,000(1),
respectively. Additionally, as Chairperson of the Investment Review and Contract Committees, Mr. Vincent receives an additional $20,000 and $15,000, respectively; (ii) $7,000 for each in-person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The PRO RATA share paid by each Feeder Portfolio is based on each Feeder Portfolio's average net assets as a percentage of the average net assets of all the funds managed by ING Investments or its affiliates, Directed Services, Inc. and ING Life Insurance and Annuity Company, for which the Trustees serve in common as Trustees.


     The following table sets forth information provided by the Feeder Portfolios' ING Investments regarding compensation of Trustees by each Feeder Portfolio and other funds managed by the ING Investments and its affiliates for the fiscal year ended December 31, 2005. Officers of the Trust and Trustees who are interested persons of a Feeder Portfolio do not receive any compensation from a Feeder Portfolio or any other funds managed by the ING Investments or its affiliates.

----------
(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active. The compensation per quarter to the Chairperson is $2,500. If the Nominating and Governance Committee is active for all four quarters, the Chairperson will receive the full annual retainer of $10,000.

                               COMPENSATION TABLE


                                                                    AGGREGATE       PENSION OR                         TOTAL
                                    AGGREGATE        AGGREGATE     COMPENSATION     RETIREMENT                      COMPENSATION
                                   COMPENSATION    COMPENSATION      FROM ING        BENEFITS                      FROM REGISTRANT
                                     FROM ING        FROM ING     AMERICAN FUNDS ACCRUED AS PART ESTIMATED ANNUAL     AND FUND
             NAME OF              AMERICAN FUNDS  AMERICAN FUNDS  GROWTH-INCOME      OF FUND       BENEFITS UPON   COMPLEX PAID TO
        PERSON, POSITION         GROWTH PORTFOLIO INT'L PORTFOLIO   PORTFOLIO        EXPENSES      RETIREMENT(1)  TRUSTEES (2) (3)
----------------------------------------------------------------------------------------------------------------------------------
JOHN V. BOYER TRUSTEE            $          4,437 $         1,886 $        3,303             N/A              N/A $        200,000

PATRICIA W. CHADWICK, TRUSTEE(4)              N/A             N/A            N/A             N/A              N/A              N/A

J. MICHAEL EARLEY TRUSTEE        $          3,867 $         1,647 $        2,869             N/A              N/A $        176,000

R. BARBARA GITENSTEIN, TRUSTEE   $          3,597 $         1,535 $        2,664             N/A              N/A $        162,000

PATRICK W. KENNY TRUSTEE (5)     $          3,416 $         1,453 $        2,532             N/A              N/A $        221,000

WALTER H. MAY TRUSTEE            $          4,175 $         1,778 $        3,096             N/A              N/A $        187,000

THOMAS J. MCINERNEY TRUSTEE (6)               N/A             N/A            N/A             N/A              N/A              N/A

SHERYL K. PRESSLER(4)                         N/A             N/A            N/A             N/A              N/A              N/A

JOCK PATTON TRUSTEE              $          6,706 $         2,875 $        4,932             N/A              N/A $        299,000

DAVID W.C. PUTNAM TRUSTEE        $          2,568 $         1,097 $        1,905             N/A              N/A $        117,000

JOHN G. TURNER TRUSTEE (6)                    N/A             N/A            N/A             N/A              N/A              N/A

ROGER B. VINCENT TRUSTEE (5)     $          4,998 $         2,129 $        3,715             N/A              N/A $        153,000

RICHARD A. WEDEMEYER TRUSTEE     $          4,413 $         1,878 $        3,279             N/A              N/A $        198,000


(1) The Trust has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.


(2) Represents compensation for 172 funds (total in ING Family of Funds as of December 31, 2005).

(3) Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(4) Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006 and therefore did not receive any compensation for the fiscal year ended December 31, 2005.

(5) During the fiscal year ended December 31, 2005, Mssers. Kenny and Vincent deferred $10,813 and $15,000, respectively, of their compensation from the Fund Complex.

(6) "Interested Person," as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep, N.V., the parent corporation of each of ING Investments, LLC and Directed Services Inc. Officers and Trustees who are interested persons do not receive any compensation from the Portfolios or Fund Complex.

BOARD

     The Board governs each Feeder Portfolio and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the Feeder Portfolios' activities, review contractual arrangements with companies that provide services to each of the Feeder Portfolios, and review each Feeder Portfolio's performance.

FREQUENCY OF BOARD MEETINGS


     The Board currently conducts regular meetings eight (8) times a year. The Audit Committee and Valuation, Proxy and Brokerage Committees also meet regularly four (4) times per year, respectively, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.


BOARD COMMITTEES


     EXECUTIVE COMMITTEE. An Executive Committee of the Board was formed in order to act on behalf of the full Board between regularly scheduled Board meetings when necessary. The Executive Committee operates pursuant to a charter approved by the Board. The Executive Committee currently consists of two (2) Independent Trustees and two (2) Trustees who are "interested persons," as defined in the 1940 Act. The following Trustees serve as members of the Executive Committee: Messrs. McInerney, Patton, Turner and Vincent. Mr. Patton serves as Chairperson of the Executive Committee. The Executive Committee held three (3) meetings during the fiscal year ended December 31, 2005.

     AUDIT COMMITTEE. The Board has established an Audit Committee, whose functions include, among others, to meet with the independent registered public accounting firm of the Trust to review the scope of the Trust's audits, its financial statements and interim accounting contracts, and to and to meet with management concerning these matters, among other things. The Audit Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Audit Committee: Ms. Pressler and Messrs. Earley, Kenny, Putnum, and Vincent. Mr. Earley serves as Chairperson of the Audit Committee. The Audit Committee operates pursuant to a Charter approved by the Board. The Audit Committee held five (5) meetings during the fiscal year ended December 31, 2005.

     VALUATION, PROXY AND BROKERAGE COMMITTEE. The Board has a Valuation, Proxy and Brokerage Committee whose functions include, among others, reviewing the determination of the value of securities held by the Feeder Portfolios for which market value quotations are not readily available, overseeing management's administration of proxy voting and overseeing the effectiveness of ING Investments' usage of the companies brokerage and ING Investments' compliance charging regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee operates pursuant to a charter approved by the Board. The Valuation, Proxy and Brokerage Committee currently consists of six (6) Independent Trustees. The following Trustees serve as members of the Valuation, Proxy and Brokerage
Committee: Ms. Chadwick, Dr. Gitenstein and Messrs. Boyer, May, Patton, and Wedemeyer. Mr. May serves as Chairperson of the Valuation, Proxy and Brokerage Committee.

The Valuation, Proxy and Brokerage Committee held four (4) meetings during the fiscal year ended December 31, 2005.


     NOMINATING AND GOVERNANCE COMMITTEE. The Board has established a Nominating and Governance Committee (formerly, the Nominating Committee) for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board;
(2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition, as necessary: (3) monitoring regulatory developments and recommending modifications to the committee's responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and "best practices" in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board's annual self-evaluation process. In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for trustee should be submitted in writing to the Feeder Portfolios' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

     The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, in connection with a shareholder services meeting to elect directors, any such submission must be delivered to the Feeder Portfolios' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Feeder Portfolios with the SEC.


     The Nominating and Governance Committee consists of five (5) Independent Trustees. The following Trustees serve as members of the Nominating and Governance Committee: Dr. Gitenstein and Messrs. Kenny, May, Patton and Wedemeyer. Dr. Gitenstein serves as Chairperson of the Nominating and Governance Committee. The Nominating and Governance Committee held six (6) meetings during the fiscal year ended December 31, 2005.

     INVESTMENT REVIEW COMMITTEE. The Board established an Investment Review Committees to, among other things, monitor the investment performance of the Feeder Portfolios and make recommendations to the Board with respect to the Feeder Portfolios. The Investment Review Committee for the domestic equity funds currently consists of five (5) Independent Trustees and two (2) Trustees who are "interested persons" as defined in the 1940 Act: Ms. Chadwick and Messrs. Earley, Kenny, McInerney, Putnam, Turner and Vincent. Mr. Vincent serves as the Chairperson of the Domestic Equity Funds' Investment Review Committee. The Investment Review Committee for the Domestic Equity Funds held six (6) meetings during the fiscal year ended December 31, 2005. The Investment Review Committee for the International/Balanced/Fixed-Income Funds (formerly International and Fixed-Income Funds) currently consists of six (6) Independent Trustees and one
(1) Trustee who is an "interested person" as defined in the 1940 Act: Dr. Gitenstein, Ms. Pressler and Messrs. Boyer, May, McInerney, Patton and Wedemeyer. Mr. Boyer serves as Chairperson of the International/Balanced/Fixed-Income Funds' Investment Review Committee. The Investment Review Committee for the International/Balanced/Fixed-Income funds held six (6) meetings during the fiscal year ended December 31, 2005.

     COMPLIANCE COMMITTEE. The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Feeder Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding role, performance, and oversight of the CCO. The Compliance Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Compliance Committee: Messrs. Boyer, Earley, Kenny, Patton and Putnam. Mr. Kenny serves as the Chairman of the Compliance Committee. The Compliance Committee held six (6) meetings during the fiscal year ended December 31, 2005.

     CONTRACTS COMMITTEE. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory andsub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Feeder Portfolios. The responsibilities of the Contracts Committee include, among other things: (1) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Committee currently consists of seven (7) Independent Trustees. The following Trustees serve as members of the Contracts
Committee: Mses. Chadwick and Pressler and Messrs. Boyer, Kenny, May, Patton and Vincent. Mr. Vincent serves as the Chairperson of the Contracts Committee. The Contracts Committee held six (6) meetings during the fiscal year ended December 31, 2005.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


     Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. As of March 31, 2006, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in ING Investments or ING Groep, N.V. ("ING GROEP") (NYSE: ING), or any affiliated companies of ING Investments or ING. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in ING Investments or ING Groep or any affiliated companies of ING Investments or ING Groep. ING Groep is one of the largest financial services organization in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors

     Shares of the Feeder Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, and to investment advisers and their affiliates.

     As of March 31, 2006, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of each Feeder Portfolio. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any the Feeder Portfolios addressed herein, except ING USA Annuity and Life Insurance Company. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. A control person may be able to take action regarding a Feeder Portfolio without the consent or approval of shareholders. ING USA Annuity and Life Insurance Company may be deemed a control person of the Feeder Portfolios in that certain of its separate accounts hold more than 25% of the shares of these series as follows:



                                          PERCENTAGE OF        PERCENTAGE OF
      PORTFOLIO AND CLASS                     CLASS              PORTFOLIO                 NAME AND ADDRESS
---------------------------------------------------------------------------------------------------------------------
                                             96.89%               96.89%         ING USA Annuity & Life Insurance Co.
ING American Funds Growth-Income                                                           1475 Dunwoody Dr.
                                                                                        West Chester, PA 19380
                                             95.10%               95.10%         ING USA Annuity & Life Insurance Co.
ING American Funds International                                                           1475 Dunwoody Dr.
                                                                                        West Chester, PA 19380
                                             97.75%               97.75%         ING USA Annuity & Life Insurance Co.
   ING American Funds Growth                                                               1475 Dunwoody Dr.
                                                                                        West Chester, PA 19380


                                     ADVISER

     The adviser for the Feeder Portfolios is ING Investments, which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. ING Investments, subject to the authority of the Trustees of the Feeder Portfolios, has the overall responsibility for the management of each Feeder Portfolio's investment portfolio. The ING Investments is a direct, wholly-owned subsidiary of ING Groep.

     On February 26, 2001, the name of the ING Investments changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the investment adviser was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC."

     The Trust currently offers the shares of its operating Feeder Portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company ("ING USA") to serve as the investment medium for Variable Contracts issued by ING USA. DSI is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden American Life Insurance Company ("Golden American") and on January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance & Annuity Company and USG Annuity & Life Company to form ING USA. Golden American was a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly owned subsidiary of Equitable of Iowa. The Trust may in the future offer shares of the Feeder Portfolios to separate accounts of other affiliated insurance companies.

     The ING Investments serves pursuant to the Advisory Agreement between ING Investments and the Trust. The Advisory Agreement requires ING Investments to oversee the provision of all investment advisory and portfolio management services for each Feeder Portfolio.

     The Advisory Agreement requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Feeder Portfolios and to furnish advice and recommendations with respect to investment of each Feeder Portfolio's assets and the purchase or sale of its portfolio securities. ING Investments also provides investment research and analysis. The Advisory Agreement provides that ING Investments is not subject to liability to the Feeder Portfolio for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Advisory Agreement.

     The Trust and the ING Investments have received an exemptive order from the SEC that allows the ING Investments to enter into new investment sub-advisory contracts ("Sub-Advisory Agreements") and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Interested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. ING Investments remains responsible for providing general management services to each of the Feeder Portfolios, including overall supervisory responsibility for the general management and investment of each Feeder Portfolio's assets, and, subject to the review and approval of the Board, will among other things: (i) set each Feeder Portfolio's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Feeder Portfolio's assets; (iii) when appropriate, allocate and reallocate a Feeder Portfolio's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Feeder Portfolio's investment objectives, policies and restrictions.

     After an initial two-year term, the Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Feeder Portfolio's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) of ING Investments by vote cast in person at a meeting called for the purpose of voting on such approval.

     For information regarding the basis of the Board's approval of the Advisory Agreement, please refer to the annual shareholder report dated December 31, 2005.

     In considering the agreement, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant.

     The Advisory Agreement may be terminated as to a particular Feeder Portfolio at any time on sixty (60) days' written notice, without the payment of a penalty, by the Trust (by vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of such Feeder Portfolio) or by ING Investments. The Advisory Agreement will automatically and immediately terminate in the event of its "assignment" (as defined in the 1940 Act and the rules and regulations thereunder).

                                  ADVISORY FEE

     Under the terms of the Advisory Agreement, during periods when the Feeder Portfolios invest directly in investment securities each Feeder Portfolio pays ING Investments a monthly fee in arrears equal to the following as a percentage of the Feeder Portfolio's average daily net assets during the month, as set out below.

             FEEDER PORTFOLIO                                             ANNUAL ADVISER FEE
ING AMERICAN FUNDS GROWTH PORTFOLIO               If the Feeder Portfolio has not invested all or substantially all of its assets in another investment company:
                                                  0.50% of the first $600 million of net assets;
                                                  plus 0.45% on net assets greater than $600 million but not exceeding
                                                  $1.0 billion;
                                                  plus 0.42% on net assets greater than $1.0 billion but not exceeding
                                                  $2.0 billion;
                                                  plus 0.37% on net assets greater than $2.0 billion but not exceeding
                                                  $3.0 billion;
                                                  plus 0.35% on net assets greater than $3.0 billion but not exceeding
                                                  $5.0 billion;
                                                  plus 0.33% on net assets greater than $5.0 billion but not exceeding
                                                  $8.0 billion;
                                                  plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion;
                                                  plus 0.30% on net assets in excess of $13.0 billion; and
                                                  0.00% if the Feeder Portfolio invests all or substantially all of its assets in another investment company.

ING AMERICAN FUNDS INTERNATIONAL                  If the Feeder Portfolio has not invested all or substantially all of
PORTFOLIO                                         its

             FEEDER PORTFOLIO                                             ANNUAL ADVISER FEE
                                                  assets in another investment company:

                                                  0.69% of the first $500 million of net assets;
                                                  plus 0.59% on net assets greater than $500 million but not exceeding
                                                  $1.0 billion;
                                                  plus 0.53% on net assets greater than $1.0 billion but not exceeding
                                                  $1.5 billion;
                                                  plus 0.50% on net assets greater than $1.5 billion but not exceeding
                                                  $2.5 billion;
                                                  plus 0.48% on net assets greater than $2.5 billion but not exceeding
                                                  $4.0 billion;
                                                  plus 0.47% on net assets greater than $4.0 billion but not exceeding
                                                  $6.5 billion;
                                                  plus 0.46% on net assets greater than $6.5 billion but not exceeding
                                                  $10.5 billion;
                                                  plus 0.45% on net assets in excess of $10.5 billion; and
                                                  0.00% if the Feeder Portfolio invests all or substantially all of its assets in another investment company.

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO        If the Feeder Portfolio has not invested all or substantially all of its assets in another investment company:
                                                  0.50% of the first $600 million of net assets;
                                                  plus 0.45% on net assets greater than $600 million but not exceeding
                                                  $1.5 billion;
                                                  plus 0.40% on net assets greater than $1.5 billion but not exceeding
                                                  $2.5 billion;
                                                  plus 0.32% on net assets greater than $2.5 billion but not exceeding
                                                  $4.0 billion;
                                                  plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion;
                                                  plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion;
                                                  plus 0.242% on net assets in excess of $10.5 billion; and
                                                  0.00% if the Feeder Portfolio invests all or substantially all of its assets in another investment company.


     Each Feeder Portfolio anticipates investing substantially all of its assets in another investment company.


     For the fiscal years ended December 31, 2005, 2004 and 2003, the ING Investments did not receive any investment advisory fees.

INVESTMENT ADVISER TO THE MASTER FUNDS

     The investment adviser to the Master Funds, Capital Research and Management Company ("CRMC"), founded in 1931, maintains research facilities in the U.S. and abroad (Los

Angeles, San Francisco, New York, Washington, D.C., London, geneva,
Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. CRMC is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. CRMC's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. CRMC believes that it is able to attract and retain quality personnel. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.

     CRMC is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


     INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement ("Agreement") between the Series and CRMC will continue in effect until December 31, 2006, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Series, and (ii) the vote of a majority of trustees of the Series who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that CRMC has no liability to the Series for its acts or omissions in the performance of its obligations to the Master Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of their assignment (as defined in the 1940 Act).

     As compensation for its services, CRMC receives a monthly fee paid which is accrued daily, from each Master Portfolio, and indirectly from each Feeder Portfolio as a shareholder in its corresponding Master Fund, calculated at the annual rates of:

          MASTER FUND                       ANNUAL INVESTMENT ADVISORY FEE
GROWTH FUND                    0.50% of the first $600 million of net assets;
                               plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion;
                               plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion;
                               plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion;
                               plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion;
                               plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion;
                               plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion;
                               plus 0.30% on net assets in excess of $13.0 billion but not exceeding $21billion, plus 0.29% on net assets greater than
                               $21.0 billion but not exceeding $27.0 billion, plus 0.285% on net assets in excess of $27.0 billion.

INTERNATIONAL FUND             0.69% of the first $500 million of net assets;
                               plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion;
                               plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion;
                               plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion;
                               plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion;
                               plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion;
                               plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion;
                               plus 0.45% on net assets in excess of $10.5 billion but not exceeding $17 billion, plus 0.44% on net assets greater than $17 billion but not exceeding $21 billion, plus 0.43% on net assets in excess of $21 billion.

          MASTER FUND                       ANNUAL INVESTMENT ADVISORY FEE
GROWTH-INCOME FUND             0.50% of the first $600 million of net assets;
                               plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion;
                               plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion;
                               plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion;
                               plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion;
                               plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion;
                               plus 0.242% on net assets in excess of $10.5 billion but not exceeding $13.0 billion, plus 0.235% on net assets greater than
                               $13.0 billion but not exceeding $17.0 billion, plus 0.23% on net assets greater than $17.0 billion but not exceeding $21 billion, plus 0.225% on net assets in excess of $21.0 billion.

     The following identifies the fees indirectly paid by the Trust to CRMC for advisory services under the Agreement for the periods ended December 31, 2003, 2004 and 2005.


                                                          ADVISORY FEE(1)
             FEEDER PORTFOLIO                   2005             2004          2003
ING American Funds Growth Portfolio           $  5,839         $  2,362       $   66
ING American Funds Growth-Income Portfolio    $  4,323         $  1,808       $   43
ING American Funds International Portfolio    $  2,480         $  1,145       $   31


(1) Since the Investment Advisory and Service Agreement for the Master Funds is a tiered structure, the actual amounts received by CRMC may have been different. Amounts shown are rounded to thousands.

     For more information regarding the sub-advisers of the Master Funds and for information regarding the Master Funds' sub-adviser's compensation, other accounts managed by the Master Funds' sub-advisers and each Master Funds' sub-adviser's ownership of securities in the Feeder Portfolios, see the Master Funds' statement of additional information which is delivered together with this SAI.

                                  ADMINISTRATOR

     ING Funds Services, LLC ("ING Funds Services" or "Administrator") serves as Administrator for the Feeder Portfolios pursuant to the Administration Agreement with the Trust. Its principal place of business is 7337 East Doubletree Ranch Road, Scottsdale Arizona 85258. Subject to the supervision of the Board, the Administrator provides all administrative services necessary for the operation of the Feeder Portfolios, except for those services performed by the ING Investments under the Advisory Agreement, the custodian under the Custodian Agreement, the transfer agent under the Transfer Agency Agreement and such other service providers as may be retained by the Feeder Portfolios from time to time. The Administrator acts as a liaison among these service providers to the Feeder Portfolios. ING Funds Services also furnishes the Feeder

Portfolios with adequate personnel, office space, communications facilities and other facilities necessary for the operation of the Feeder Portfolios. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by other service providers. The Administrator is also responsible for monitoring the Feeder Portfolios' compliance with applicable legal requirements and with their investment policies and restrictions for the Feeder Portfolios.

     The Administration Agreement with ING Funds Services may be cancelled by the Trust on behalf of a Feeder Portfolio, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days' written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) day's written notice to the Trust.

     During periods when the Feeder Portfolios invest directly in investment securities each Feeder Portfolio pays the Administrator an annual fee, payable monthly in arrears, equal to 0.10% of average daily net assets. Each Feeder Portfolio anticipates investing substantially all of its assets in another investment company. The Administrator is a wholly owned subsidiary of ING Groep and the immediate parent company of the ING Investments.


     For the fiscal years ended December 31, 2005, 2004 and 2003, the Administrator did not receive any fees pursuant to the Administration agreement.


                          DISTRIBUTION OF TRUST SHARES

     Shares of each Feeder Portfolio are distributed by Directed Services, Inc. ("DSI" or "Distributor") pursuant to a Distribution agreement between the Trust, on behalf of each Feeder Portfolio, and DSI. DSI is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. The Distribution Agreement requires the Distributor to use its reasonable best efforts to solicit purchases of shares of the Feeder Portfolios. Nothing in the Distribution Agreement protects the Distributor against any liability to the Trust or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of the Distributor's duties under the agreement or by reason of the Distributor's reckless disregard of its obligations and duties under the agreement. The Distributor is entitled to receive a fee described in any distribution plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act ("Plan").

     The Distribution Agreement will remain in effect from year to year with respect to each Feeder Portfolio only if, after an initial term, continuance is approved annually by a majority of the Trustees, including a majority of those Trustees who are not interested persons (as defined in the 1940 Act) or by a vote of a majority of the outstanding voting securities of such Feeder Portfolio. The Plan may be terminated as to a particular Feeder Portfolio at any time on sixty (60) days' written notice, without the payment of any penalty, by the Trust (by vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of such Feeder Portfolio) or by the Distributor. The Plan terminates automatically in the event of its assignment as described in the 1940 Act and the rules and interpretations thereunder. DSI, like ING Investments, is an indirect wholly owned subsidiary of ING Groep.

RULE 12b-1 PLANS OF THE FEEDER PORTFOLIOS

     The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act on behalf of each Feeder Portfolio. DSI serves as the Feeder Portfolios' Distributor and

Principal Underwriter. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of a Feeder Portfolio's shares. DSI is an affiliate of ING Investments.

     The Plan provides that the Feeder Portfolios shall pay a distribution fee ("Distribution Fee"), for distribution services including payments to DSI at annual rates not to exceed 0.50% of the average daily net assets of such Feeder Portfolios for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The Plan was approved by all of the Trustees, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan.

     Since the Distribution Fees are directly tied to expenses, the amount of the Distribution Fees paid by a Feeder Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "reimbursement variety" (in contrast to "compensation" arrangements by which a distributor's payments are directly linked to its expenses). The Feeder Portfolios, however, are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

     The Plan permits the Feeder Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50% of the average daily net assets of such Feeder Portfolio attributable to an insurance company's variable contract owners during that quarterly period. Expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the Feeder Portfolios' shares; (d) obtaining information and providing explanations to variable contract owners regarding the Feeder Portfolios' investment objectives and policies and other information about the Feeder Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the Feeder Portfolios; (g) personal service and/or maintenance of variable contract owners' accounts with respect to the Feeder Portfolios' accounts; and (h) financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the Feeder Portfolios' shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, cast in-person at a meeting called for that purpose. The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the Feeder Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the Feeder Portfolios without the approval of a majority of the outstanding shares of each of the Feeder Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

     The Plan was adopted because of its anticipated benefit to the Feeder Portfolios. These anticipated benefits include increased promotion and distribution of the Feeder Portfolios' shares, an enhancement in the Feeder Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the Feeder Portfolios.

     Payments made as of the fiscal year ended December 31, 2005 under the Plan, are as follows:


            FEEDER PORTFOLIOS                 DISTRIBUTION FEES (RULE 12b-1 PLAN)
ING AMERICAN FUNDS GROWTH PORTFOLIO
Advertising                                               $     9,882
Printing                                                  $   187,762
Salaries & Commissions                                    $    99,261
Broker Servicing                                          $    41,205
Miscellaneous                                             $   162,325
TOTAL                                                     $   500,435
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
Advertising                                               $     4,066
Printing                                                  $    77,259
Salaries & Commissions                                    $    40,797
Broker Servicing                                          $    16,704
Miscellaneous                                             $    66,867
TOTAL                                                     $   205,693
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
Advertising                                               $     7,556
Printing                                                  $   143,568
Salaries & Commissions                                    $    77,251
Broker Servicing                                          $    32,818
Miscellaneous                                             $   124,890
TOTAL                                                     $   386,083


RULE 12b-1 PLANS OF THE MASTER FUNDS

     The Master Series has adopted a Plan of Distribution ("Master Fund Plan") for its Class 2 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Master Fund Plan, the Master Series will pay 0.25% of each Master Fund's average net assets annually (Class 2 shares only) to finance any distribution activity which is primarily intended to benefit the Class 2 shares of the Series, provided that the Board of the Master Series has approved the categories of expenses for which payment is being made. Shareholders of the Class 2 shares of a Master Fund, including a Feeder Portfolio, pay only their proportionate share of a Master Fund Plan's expenses.

     The following identifies the distribution fees indirectly paid by the Trust to CRMC for the period ended December 31, 2005.


                                                       DISTRIBUTION FEE(1)
                  FEEDER PORTFOLIO                             2005
  ING American Funds Growth Portfolio                      $  2,924,143
  ING American Funds Growth-Income Portfolio               $  2,164,312
  ING American Funds International Portfolio               $  1,242,647


(1) Estimated indirect Distribution Fees would have been received by American Funds Distributors, Inc., an affiliate of CRMC.

     For additional information regarding the Master Fund Plans, see the Master Funds' statement of additional information which is delivered together with this SAI.

FUND PARTICIPATION AGREEMENT

     The Trust, on behalf of the Feeder Portfolios, has entered into a Fund Participation Agreement that governs the relationship between the Feeder Portfolios and the insurance company separate accounts that will offer the Feeder Portfolios as investment options for eligible variable life insurance policies and variable insurance contracts. The Fund Participation Agreement addresses, among other things, the provision of certain services to contract owners, the allocation of certain marketing- and service-related expenses and the provision and accuracy of offering materials. The Series, an open-end management investment company that is a business trust organized under the laws of the Commonwealth of Massachusetts, has received a "Mixed and Shared Funding Order" from the SEC granting relief from certain provisions of the 1940 Act and the rules thereunder to the extent necessary to permit shares of the Master Funds to be sold to variable annuity and life insurance separate accounts of unaffiliated insurance companies.

     Under the terms of the Fund Participation Agreement, the Series reserves the right to suspend or terminate sales of shares of the Master Funds to the Feeder Portfolios if such action is required by law, or if the Board of Trustees of the Series, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state laws, deems it necessary, appropriate and in the best interests of the Series and its shareholders or in response to the order of an appropriate regulatory authority. In addition, the Trust reserves the right to terminate purchases of shares of the Master Funds by the Trust and the Feeder Portfolios if such action is required by law, or if the Board, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state laws, deems it necessary, appropriate and in the best interests of the Series and its shareholders or in response to the order of an appropriate regulatory authority.

                                 CODE OF ETHICS

     The Feeder Portfolios, ING Investments, the Master Funds' investment adviser, and the Distributor have adopted a code of ethics ("Code of Ethics" or written supervisory procedures) governing personal trading activities of all Trustees, officers of the Feeder Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Feeder Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Feeder Portfolios that may arise from personal trading of securities that may be purchased or held by the Feeder Portfolios or the Feeder Portfolios' shares. The Code of Ethics also prohibits short-term trading of each Feeder Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Feeder Portfolios' Compliance Officer or his or her designee and to report all transactions on a regular basis.

            DISCLOSURE OF THE FEEDER PORTFOLIOS' PORTFOLIO SECURITIES

     Each Feeder Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with each Feeder Portfolio's annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

     In addition, each Feeder Portfolio posts its complete portfolio holdings schedule on ING Fund's website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (I.E., each Feeder Portfolio will post the quarter-ending June 30 holdings on August 1).

     Each Feeder Portfolio also compiles a list of their ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING Fund's website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

     Investors (both individual and institutional), financial intermediaries that distribute each Feeder Portfolio's shares and most third parties may receive a Feeder Portfolio's annual or semi-annual shareholder reports, or view on ING Fund's website, the Feeder Portfolios' complete portfolio holdings schedule. The Top Ten list also is provided in quarterly Feeder Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

     Other than in regulatory filings or on ING Fund's website, a Feeder Portfolio may provide its complete portfolio holdings to certain unaffiliated third parties and affiliates when a Feeder Portfolio has a legitimate business purpose for doing so. Unless otherwise noted below, a Feeder Portfolio's disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Feeder Portfolios' disclosure of their portfolio holdings may include disclosure:

     - To the Feeder Portfolios' independent registered public accounting firm, named herein, for use in providing audit opinions, on an as-needed basis;

     - To financial printers for the purpose of preparing the Feeder Portfolios' regulatory filings,

     -    For the purpose of due diligence regarding a merger or acquisition,

     - To a new adviser or sub-adviser prior to the commencement of its management of the Feeder Portfolios,

     - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such agencies may receive more raw data from the Feeder Portfolios than is posted on the Feeder Portfolios' website,

     - To consultants for use in providing asset allocation advice in connection with an investment by affiliated funds-of-funds in the Feeder Portfolios,

     - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Feeder Portfolios, or

     - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of Feeder Portfolio assets and minimal impact on remaining Feeder Portfolio shareholders.

     In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

     The Feeder Portfolios' Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Feeder Portfolios' portfolio securities is in the best interests of the Feeder Portfolios' shareholders, including procedures to address conflicts between the interests of the Feeder Portfolios' shareholders, on the one hand, and those of the ING Investments, principal underwriter or any affiliated person of the Feeder Portfolios, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Feeder Portfolios' Administrator to implement the Board's policies and direct Administrator to document the expected benefit to shareholders. Among other considerations, the Administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of a Feeder Portfolio's shareholders. Similarly, the Administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the ING Investments, principal underwriter and their affiliates. The Board has authorized the senior officers of the Feeder Portfolio's Administrator to authorize the release of the Feeder Portfolios' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Feeder Portfolios' administrator reports quarterly to the Board regarding the implementation of the Policies.

     The Feeder Portfolios have the following ongoing arrangements with certain third parties to provide the Feeder Portfolios' portfolio holdings:

                                                                      TIME LAG BETWEEN DATE OF
                                                                        INFORMATION AND DATE
           PARTY                      PURPOSE           FREQUENCY       INFORMATION RELEASED
Institutional Shareholder     Proxy Voting & Class
Services, Inc.                Action Services             Daily                 None
Charles River Development     Compliance                  Daily                 None

     All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Feeder Portfolios and their shareholders. The Feeder Portfolios' Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving any of the Feeder Portfolios will be disclosed to the Feeder Portfolios' Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Feeder Portfolios, ING Investments, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

                             PROXY VOTING PROCEDURES


     When a Feeder Portfolio is a feeder in a master/feeder structure, proxies for the portfolio securities of the Master Fund will be voted pursuant to the Master Fund's proxy voting policies and procedures. The following procedures apply only if the Feeder Portfolios are removed from the master/feeder structure. The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Feeder Portfolios' portfolio securities. The procedures delegate to ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to ING Investments, the Board has also approved ING Investments' proxy voting procedures, which require ING Investments to vote proxies in accordance with the Feeder Portfolios' proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Feeder Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. In addition, the Board established the Valuation, Proxy and Brokerage Committee to oversee the implementation of the Feeder Portfolios' proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Feeder Portfolios, including procedures of ING Investments, is attached hereto as Appendix A. No later than August 31st of each year, information is available through the ING Funds' website (www.INGFunds.com) regarding how to locate information in the SEC's EDGAR database (www.sec.gov) on how each Master Fund voted proxies relating to portfolio securities for the one-year period ending June 30th.


                   FEEDER PORTFOLIO TRANSACTIONS AND BROKERAGE

BROKERAGE AND RESEARCH SERVICES

     The brokerage commission for each of the Feeder Portfolios is paid at each Feeder Portfolio's Master Fund level. For information regarding portfolio brokerage of each Master Fund see the Master Funds' statement of additional information which is delivered together with this SAI.

FEEDER PORTFOLIO TURNOVER

     The portfolio turnover of each Master Fund is described in the prospectus for the Master Funds which is delivered together with the Prospectus for the Feeder Portfolios.

DETERMINATION OF NET ASSET VALUE OF THE FEEDER PORTFOLIOS

     As noted in the Prospectus, the net asset value ("NAV") and offering price of each class of each Feeder Portfolio's shares will be determined each once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Feeder Portfolio shares will not be priced on these days. On these days, securities held by a Master Fund may nevertheless be actively traded, and the value of a Feeder Portfolio's share could be indirectly affected. The NAV per share of each class of each Feeder Portfolio is calculated by taking the value of the Feeder Portfolio's assets attributable to that class, subtracting the Feeder Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The NAV of the Feeder Portfolios is determined based upon the NAV of the Master Funds. Determination of the NAV of the Master Funds is the responsibility of the Master Funds and not the Feeder Portfolios'.

DETERMINATION OF NET ASSET VALUE OF THE MASTER FUNDS

     Securities of each Master Fund are valued at their NAV. For information regarding the determination of NAV of each Master Fund, see the Master Funds' statement of additional information which is delivered together with this SAI.

                             PERFORMANCE INFORMATION

     The Trust may, from time to time, include the yield of the Feeder Portfolios, and the total return of the Feeder Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Feeder Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Feeder Portfolio offers its shares.

     Quotations of yield for the Feeder Portfolios will be based on all investment income per share earned during a particular thirty 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

     YIELD = 2 [((a-b)/cd + 1)(TO THE POWER OF 6) - 1]

where,
     a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and
     d = the maximum offering price per share on the last day of the period.

     Quotations of average annual total return for a Feeder Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Feeder Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Feeder Portfolio), calculated pursuant to the following formula:
P(1 + T)(TO THE POWER OF n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Feeder Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

     The following are the Feeder Portfolios' average annual total returns for the periods indicated for each year ended December 31:


                                                                                   SINCE INCEPTION OF
                                                 1 YEAR(1)       5 YEARS(1)      FEEDER PORTFOLIOS (1)
------------------------------------------------------------------------------------------------------
ING American Funds Growth Portfolio                11.91%            N/A                14.78%
ING American Funds Growth-Income Portfolio          9.79%            N/A                14.61%

                                                                                   SINCE INCEPTION OF
                                                 1 YEAR(1)       5 YEARS(1)      FEEDER PORTFOLIOS (1)
------------------------------------------------------------------------------------------------------
ING American Funds International Portfolio         18.64%            N/A                26.16%


(1) The Feeder Portfolios commenced operations September 9, 2003.

     Each Feeder Portfolio may be categorized as to its market capitalization make-up ("large cap," mid cap" or "small cap") with regard to the market capitalization of the issuers whose securities it holds. A Feeder Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Feeder Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Feeder Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.

     Beta is a historical measure of a portfolio's market risk; a Beta of 1.10 indicates that the Feeder Portfolio's returns tended to be 10% higher than the market return during periods in which market returns were positive. The converse is also true: a Beta of 0.90 indicates that the Feeder Portfolio's returns tended to be 10% lower than the market return during periods in which market returns were negative.

     Performance information for a Feeder Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500 Composite Stock Index, the S&P 1500 Supercomposite Healthcare Sector Index, the S&P/Barra Value Index, the S&P MidCap 400 Index, the S&P SmallCap 600 Index, the Dow Jones Industrial Average ("DJIA"), the Goldman Sachs Internet Index, the Lehman Brothers Government Bond Index, the Lehman Brothers U.S. Government/Credit Bond Index, the Lehman Brothers Aggregate Bond Index, the Lehman Government/Credit Bond 1-3 Year Index, the iMoneyNet First Tier Retail Index, the Merrill Lynch High Yield Cash Pay Index, the and the Merrill Lynch U.S. High Yield BB-B Rated Index, the NASDAQ Composite Index, the Morgan Stanley Capital International Inc.'s ("MSCI") EAFE Index, the MSCI All Country World IndexTM, the MSCI Emerging Markets IndexTM, the MSCI World IndexTM, the Russell Midcap(R) Index, the Russell Midcap(R) Growth Index, the Russell 1000(R) Index, the Russell 1000(R) Growth, the Russell 1000(R) Value, the Russell 2000(R) Index, the Russell 3000(R) Index, the Wilshire Real Estate Securities Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Feeder Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Reports and promotional literature may also contain other information including (i) the ranking of any Feeder Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a Feeder Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Feeder Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

     In addition, reports and promotional literature may contain information concerning ING Investments, CRMC, the investment adviser of the Master Funds, or affiliates of the Trust, ING Investments, or CRMC, including (i) performance rankings of other mutual funds managed by the investment adviser, or the individuals employed by CRMC who exercise responsibility for the day-to-day management of a Feeder Portfolio or Master Fund, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by ING Investments, including information related to the selection and monitoring of investment advisers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Feeder Portfolio is intended, based upon each Feeder Portfolio's investment objectives.

     In the case of Variable Contracts, quotations of yield or total return for a Feeder Portfolio will not take into account charges and deductions against any Separate Accounts to which the Feeder Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Feeder Portfolio reflects only the performance of a hypothetical investment in the Feeder Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Feeder Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the Feeder Portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      TAXES

     Shares of the Feeder Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to ING Investments and its affiliates. Shares will generally not be offered to other investors.

     Each Feeder Portfolio that has commenced operations has qualified (any Feeder Portfolio of the Trust that has not yet commenced operations intends to qualify), and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"). To qualify for that treatment, a Feeder Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Feeder Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) at the close of each quarter of the Feeder Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Feeder Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Feeder Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Feeder Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Feeder Portfolio should have little or no income taxable to it under the Code.

     Each Feeder Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. Each Feeder Portfolio intends to do so through its investment in the applicable Master Fund. Specifically, each Feeder Portfolio intends, through its investment in the applicable Master Funds, to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Feeder Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817 (h), investments in RICs are not treated as a single investment, rather a pro rata portion of each asset of the RIC is deemed held. All securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

     For a variable life insurance contract or a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of "investor control" the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

     Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

     With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Feeder Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

     The second way that impermissible investor control might exist concerns your actions. Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Feeder Portfolio. You may not select or direct the purchase or sale of a particular investment of a Feeder Portfolio. All investment decisions concerning the Feeder Portfolios must be made by the portfolio manager for such Feeder Portfolio in his or her sole and absolute discretion, and not by the contract owner. Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Feeder Portfolio.

     Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Feeder Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities. Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts. You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.

     If a Feeder Portfolio or Master Fund fails to qualify to be taxed as a regulated investment company, the Feeder Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Feeder Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Feeder Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Feeder Portfolio or Master Fund failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Feeder Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

     Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Feeder Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Feeder Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Feeder Portfolios. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Master Fund with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

     Foreign Investments -- Master Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Feeder Portfolio that invests in such Master Funds is reduced by these foreign taxes. Owners of Variable Contracts investing in such Feeder Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

     A "passive foreign investment company" ("PFIC") is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Feeder Portfolio investing in a Master Fund holding securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Feeder Portfolio making such investments. Owners of Variable Contracts investing in such Feeder Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Master Fund may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Master Fund.

     The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Feeder Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Feeder Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

                                OTHER INFORMATION

CAPITALIZATION


     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 63 investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights or subscription rights. In liquidation of a Feeder Portfolio of the Trust, each shareholder is entitled to receive his or her PRO RATA share of the net assets of that Feeder Portfolio. All of the Feeder Portfolios discussed in this SAI are diversified under the 1940 Act.


     On May 1, 2003, the Trust's name was changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

VOTING RIGHTS

     Shareholders of the Feeder Portfolios are given certain voting rights. Each share of each Feeder Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

     Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Feeder Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

PURCHASE OF SHARES

     Shares of a Feeder Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies, as permitted under the federal tax rules relating to the Feeder Portfolios serving as investment mediums for variable contracts. Shares of the Feeder Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, and between separate accounts of unaffiliated insurers. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

     If you invest in a Feeder Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Feeder Portfolio's shares.

     Shares of each Feeder Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES

     Shares of any Feeder Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Feeder Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Feeder Portfolio to make payment wholly or partly in cash, the Feeder Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

     If you invest in a Feeder Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Feeder Portfolio's shares.

EXCHANGES

     Shares of each portfolio may be exchanged for shares of another portfolio. Exchanges are treated as a redemption of shares of one portfolio and a purchase of shares of one or more of the other portfolios and are effected at the respective NAVs per share of each portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of a Feeder Portfolio, and should refer to the prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Feeder Portfolio.

     The Trust reserves the right to discontinue offering shares of one or more Feeder Portfolios at any time. In the event that a Feeder Portfolio ceases offering its shares, any investments allocated by an insurance company to such Feeder Portfolio will be invested in the Liquid Asset Portfolio of the Trust or any successor to such Feeder Portfolio.

CUSTODIAN

     The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for the Feeder Portfolios.

TRANSFER AGENT

     DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121, serves as the transfer agent and dividend-paying agent to the Feeder Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP, located at 99 High Street, Boston, MA 02110, serves as the Feeder Portfolios' independent registered public accounting firm. KPMG audits the financial statements of the Trust and provides other audit, tax, and related services. For information regarding the Master Funds' independent registered public accounting firm, please consult the Master Funds' statement of additional information.

LEGAL COUNSEL

     Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

     This SAI and the accompanying Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

     The Registration Statement, including the exhibits filed therewith, may be obtained from the SEC upon payment of the prescribed fee or examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

REPORTS TO SHAREHOLDERS

     The fiscal year of the Trust ends on December 31. Each Feeder Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

FINANCIAL STATEMENTS

     Financial statements for the fiscal year ended December 31, 2005 are included in the Feeder Portfolios' annual shareholder report and are incorporated by reference in this SAI. The Feeder Portfolios' annual and semi-annual shareholder reports may be obtained without charge by writing or calling the Trust at the address or telephone number set forth on the cover of this SAI.

                                    APPENDIX B

                                    ING FUNDS

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                     PROXY VOTING PROCEDURES AND GUIDELINES

                          EFFECTIVE DATE: JULY 10, 2003
                          REVISION DATE: MARCH 16, 2006

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I.     INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.    VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee

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(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.   DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.    APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage

Committee at its next regularly scheduled meeting.

V.     VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

       A.   Routine Matters

       The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

       B.   Matters Requiring Case-by-Case Consideration

       The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

       Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

       Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation, the Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

       The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

            1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

            In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

            2.   NON-VOTES: Votes in Which No Action is Taken

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group's review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders' interests is likely.

            Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

            Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

            3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

            If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures). Upon Counsel's finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

            If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

            4.   Referrals to a Fund's Valuation, Proxy and Brokerage Committee

            A Fund's Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

            The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

            The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.    CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.   REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES


                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                                   ----------

                             PROXY VOTING PROCEDURES

                                   ----------

I.     INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

II.    ROLES AND RESPONSIBILITIES

       A.   Proxy Coordinator

       The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

       Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

       Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

       B.   Agent

       An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

       The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation, Proxy and Brokerage Committee ("Committee").

       The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

       Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

       C.   Proxy Group

       The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

       A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund's Procedures and Guidelines.

       A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

       For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

       If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

       If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

       The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

       D.   Investment Professionals

       The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III.   VOTING PROCEDURES

       A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

       B.   Routine Matters

       The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

       C.   Matters Requiring Case-by-Case Consideration

       The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

       Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

       Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation, the Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

            1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

            In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

            2.   NON-VOTES: Votes in Which No Action is Taken

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group's review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders' interests is likely.

            Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

            Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

            3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

            4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.    ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

       A.   Assessment of the Agent

            The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

            Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

       B.   Conflicts of Interest

            The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

            In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

            For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

            The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.     REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

          NAME                                        TITLE OR AFFILIATION
Stanley D. Vyner            Chief Investment Risk Officer and Executive Vice President, ING
                            Investments, LLC

Todd Modic                  Senior Vice President, ING Funds Services, LLC and ING Investments, LLC;
                            and Chief Financial Officer of the ING Funds

Maria Anderson              Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos                Proxy Coordinator for the ING Funds and Manager - Special Projects, ING
                            Funds Services, LLC

Julius Drelick              Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.     Counsel, ING Americas US Legal Services

Steve Wastek, Esq.          Counsel, ING Americas US Legal Services


Effective as of May 27, 2005

                                    EXHIBIT 3
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                   ----------

                    PROXY VOTING GUIDELINES OF THE ING FUNDS

                                   ----------

I.     INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.    GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

1.     THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such independent outside director nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee in connection with poison pill considerations (E.G., failure to remove restrictive features or ensure expiration or submission to shareholders for vote) only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon WITHHOLD votes representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect", generally DO NOT WITHHOLD support from nominees who sit on the compensation committee or from the pay package recipient. If the Agent has raised other considerations regarding compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee and served during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist regarding such fees, E.G., that remuneration for the non-audit work is so lucrative as to taint the auditor's independence or is excessive in connection with the level and type of services provided.

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence. When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to WITHHOLD or vote FOR nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees who sit on up to (and including) seven public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be four, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified. Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders' rights. Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.
Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors. Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).
Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.
Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.
Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:
     (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
     (2)  Only if the director's legal expenses would be covered.

2.     PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.     AUDITORS

RATIFYING AUDITORS

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.     PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.
In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

TIME-PHASED VOTING

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board. Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.     TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

AMENDMENTS TO CORPORATE DOCUMENTS

Unless recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger, generally, vote AGAINST proposals seeking to remove shareholder approval requirements by (1) moving article provisions to portions of the charter not requiring shareholder approval or (2) in corporate structures such as holding companies, removing provisions in an active subsidiary's charter that provide voting rights to parent company shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested. Generally, vote AGAINST proposals for charter amendments that may support board entrenchment, particularly if the proposal is bundled or the board is classified.
Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

6.     MISCELLANEOUS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

    - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
    -  If the dissidents agree, the policy remains in place.
    - If the dissidents do not agree, the confidential voting policy is waived. Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

MAJORITY VOTING STANDARD

Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.     CAPITAL STRUCTURE

Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis. Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (E.G., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds or those in excess but meeting Agent's qualitative standards, but consider on a

       CASE-BY-CASE basis those requests failing the Agent's review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds or those in excess but meeting Agent's qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures, but consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).
Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights, and consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.
Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.     EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.
    - Generally, vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it.
    - Consider plans CASE-BY-CASE if Agent suggests cost assessment may not be possible due to the issuer's method of disclosing shares allocated to the plan(s).
    - Generally, vote FOR plans with costs within the cap if the considerations raised by the Agent pertain solely to equity compensation burn rate or pay for performance.

    -  Generally, vote AGAINST plans administered by potential grant recipients.
    - Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

RESTRICTED STOCK PLANS

Consider proposals for restricted stock plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements. Plans that do not meet the Agent's criteria in this regard may be supported, but vote AGAINST if disclosure is provided regarding neither vesting nor performance requirements.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms. Generally, vote FOR proposals that meet the Agent's criteria for acceptable repricing/replacement transactions, except that burn rate considerations raised by the Agent shall not be grounds for withholding support. Vote AGAINST compensation plans that (1) permit or may permit (E.G., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing/replacement transactions that do not meet the Agent's criteria (except regarding burn rate as noted above), or (3) give the board sole discretion to approve option repricing/replacement programs.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent's threshold. DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

    AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE
    FEATURES

    Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

    Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

    Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

    APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

    Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote AGAINST shareholder proposals that seek disclosure beyond regulatory requirements of the remuneration of individuals other than senior executives and directors. However, vote AGAINST shareholder proposals that seek such disclosure if providing it would be out of step with market practice and potentially disruptive to the business.
Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, including "claw back" recoupments.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements. Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange. Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.     STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.    MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach to evaluating such proposals.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.    MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.    SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.    GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate. For purposes of these global Guidelines, "AGAINST" shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (E.G., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:
    -  the opening of the shareholder meeting
    -  that the meeting has been convened under local regulatory requirements
    -  the presence of quorum
    -  the agenda for the shareholder meeting
    -  the election of the chair of the meeting
    -  the appointment of shareholders to co-sign the minutes of the meeting
    -  regulatory filings (E.G., to effect approved share issuances)
    - the designation of inspector or shareholder representative(s) of minutes of meeting
    - the designation of two shareholders to approve and sign minutes of meeting
    -  the allowance of questions
    -  the publication of minutes
    -  the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent's recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent's standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in Canada and tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent. For issuers in other global markets, generally follow Agent's standards for withholding support from non-independent directors excluding the CEO if the board is non-majority independent.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:
    -  bundled slates of nominees in (Hong Kong or France);
    -  simultaneous reappointment of retiring directors (South Africa);
    - in markets with term lengths capped by legislation, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or
    - nominees whose names are not disclosed in advance of the meeting (Hong Kong or South Africa).

Consider nominees for which the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis.

For markets such as the tax havens, Canada, Australia, South Africa and Malaysia (and for outside directors in South Korea) in which nominees' attendance records are adequately disclosed, the Funds' U.S. Guidelines with respect to director attendance shall apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds' U.S. Guidelines with respect to director elections shall apply.

BOARD STRUCTURE

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.

INDEPENDENT STATUTORY AUDITORS

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees. Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

NOMINATING COMMITTEE

Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES

With respect to Japanese companies, generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served. If Agent raises scandal or internal control considerations, generally vote AGAINST bonus proposals only for nominees whom a Fund is also voting AGAINST for that reason.

STOCK OPTION PLANS FOR INDEPENDENT INTERNAL STATUTORY AUDITORS

With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, votes with respect to compensation plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach to evaluating such plans, which in the United Kingdom involves use of a compensation valuation model to evaluate the cost of stock-based compensation plans, and in other markets, the calculation of dilution under a company's share plans and analysis of plan features.

SHARES RESERVED FOR EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent's methodology, including classification of a company's stage of development as growth or mature and the corresponding determination as to reasonability of the share requests. Generally, vote AGAINST equity compensation plans (E.G., option, warrant, restricted stock or employee share purchase plans), the issuance of shares in connection with such plans, or related management proposals that:
    -  exceed Agent's recommended dilution limits;
    - provide deep or near-term discounts to executives or directors, unless discounts to executives are adequately mitigated by long-term vesting requirements (E.G., Japan);
    -  are administered by potential grant recipients;
    - permit financial assistance in the form of interest-free, non-recourse loans in connection with executive's participation;
    - for restricted stock plans, provide no disclosure regarding vesting or performance criteria (provided that plans with disclosure in one or both areas, without regard to Agent's criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);
    - allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent's approach to evaluating such plans;
    - provide for terms or participation that is markedly out of line with market practice;

    - provide for retesting in connection with achievement of performance hurdles unless the Agent's analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the amount of compensation subject to retesting is DE MINIMIS as a percentage of overall compensation or relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans or the related issuance of shares that (1) do not suffer from the defects noted above or (2) otherwise meet the Agent's tests if the considerations raised by the Agent pertain solely to performance hurdles or the company's rationale in support of the plan or its participants.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

REMUNERATION REPORTS

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting (1) practices or features not supported under these Guidelines (2) financial assistance or retesting under the conditions described above, or (3) provisions for retirement benefits to outside directors, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (E.G., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Except as described above, consider provisions Agent raises with concern regarding severance/termination payments, contract or notice periods, "leaver" status and vesting or performance criteria on a CASE-BY-CASE basis.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

The Funds' U.S. Guidelines with respect to such shareholder proposals shall apply.

GENERAL SHARE ISSUANCES

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent's practice to vote FOR general issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital and those without preemptive rights to a maximum of 20 percent of currently issued capital.
Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company's rationale.
Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), or to grant rights to acquire shares, in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval.

INCREASES IN AUTHORIZED CAPITAL

Unless otherwise provided for herein, voting decisions should generally be based on the Agent's approach, as follows:
Generally, vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital, unless:
    - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or
    - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

PREFERRED STOCK

Unless otherwise provided for herein, voting decisions should generally be based on the Agent's approach, including:
    - Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
    - Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent's guidelines on equity issuance requests.
    - Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

POISON PILLS/PROTECTIVE PREFERENCE SHARES

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover issuances that do not meet the Agent's standards, but generally DO NOT VOTE AGAINST director nominees or remuneration in connection with poison pill considerations raised by the Agent.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS

Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, except with respect to securities held by dividend-oriented Funds, which should generally follow Agent's recommendations AGAINST payouts deemed too low according to Agent's methodology.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

APPROVAL OF DONATIONS

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
    -  it is editorial in nature;
    -  shareholder rights are protected;
    -  there is negligible or positive impact on shareholder value;
    - management provides adequate reasons for the amendments or the Agent otherwise supports management's position; or
    -  the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
    - Generally vote FOR management proposals to amend a company's articles to expand its business lines.
    - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.
    - If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company's articles to authorize the Board to vary the annual meeting record date.
    - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS

In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                               ING INVESTORS TRUST
                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                                  800-366-0066

                       STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 28, 2006


                                   ----------

                        ING LIFESTYLE MODERATE PORTFOLIO

                     ING LIFESTYLE MODERATE GROWTH PORTFOLIO

                         ING LIFESTYLE GROWTH PORTFOLIO

                    ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO

          Adviser Class, Institutional Class, Service Class (formerly Service 1 Class) and Service 2 Class Shares


     This Statement of Additional Information ("SAI") relates to the series listed above (each, a "Portfolio," and collectively, the "LifeStyle Portfolios") of ING Investors Trust ("Trust"). A prospectus (each, a "Prospectus" and collectively, the "Prospectuses") for the LifeStyle Portfolios, dated April 28, 2006, that provide the basic information you should know before investing in the LifeStyle Portfolios, may be obtained without charge from the LifeStyle Portfolios or the LifeStyle Portfolios' principal underwriter, Directed Services, LLC at the address listed above. This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses dated April 28, 2006 which have been filed with the U.S. Securities and Exchange Commission ("SEC"). Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.


     The information in this SAI expands on information contained in the Prospectuses and any supplements thereto. The LifeStyle Portfolios' financial statements and the independent registered public accounting firm's report thereon, included in the annual shareholder report dated December 31, 2005, are incorporated herein by reference. Copies of the LifeStyle Portfolios' Prospectuses and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Trust at the address or phone number written above.


     Shares of the LifeStyle Portfolios are sold to insurance company separate accounts, so that the LifeStyle Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies ("Variable Contracts"). The LifeStyle Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and any investment adviser to the LifeStyle Portfolios as well as to the general accounts of any insurance company whose separate account holds shares of the LifeStyle Portfolios. Shares of the LifeStyle Portfolios are currently offered to separate accounts ("Variable Accounts") of insurance companies that are subsidiaries of ING Groep N.V. For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your variable Contract


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                                TABLE OF CONTENTS



INVESTMENT RESTRICTIONS                                                       52
MANAGEMENT OF THE TRUST                                                       54
ADVISER                                                                       67
INFORMATION REGARDING THE ASSET ALLOCATION COMMITTEE MEMBERS                  68
ADMINISTRATOR                                                                 71
DISTRIBUTION OF TRUST SHARES                                                  71
CODE OF ETHICS                                                                75
DISCLOSURE OF THE LIFESTYLE PORTFOLIOS' PORTFOLIO SECURITIES                  75
PROXY VOTING PROCEDURES                                                       76
PORTFOLIO TRANSACTIONS AND BROKERAGE                                          77
NET ASSET VALUE                                                               80
PERFORMANCE INFORMATION                                                       82
TAXES                                                                         84
OTHER INFORMATION                                                             87
FINANCIAL STATEMENTS                                                          89
DESCRIPTION OF BOND RATINGS                                                  A-1
APPENDIX B:  PROXY VOTING PROCEDURES AND GUIDELINES                          B-1

                                  INTRODUCTION

     This SAI is designed to elaborate upon information contained in the Prospectuses for the Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares of the LifeStyle Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended solely for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Portfolios' securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectuses and are not repeated herein. Unless otherwise noted, a Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses or this SAI that the investment adviser, ING Investments, LLC ("ING Investments") reasonably believes is compatible with the investment objectives and polices of that Portfolio. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses. Terms not defined herein have the meanings given to them in the Prospectuses.

                              HISTORY OF THE TRUST


     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 63 investment portfolios. The Trust is authorized to issue multiple Portfolios and classes of shares, each with different investment objectives, policies and restrictions. The Trust currently has authorized 63 Portfolios, however, not all Portfolios are offered in this SAI. This SAI pertains only to the following four Portfolios: ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio, and ING LifeStyle Aggressive Growth Portfolio.


Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The LifeStyle Portfolios normally invest all of their assets in shares of other ING mutual funds ("Underlying Funds"), as described in the Prospectuses. The investment techniques described below may be pursued directly by the Underlying Funds. As a general matter, the LifeStyle Portfolios do not invest directly in securities. However, the Portfolios are subject to the risks described below indirectly through their investment in the Underlying Funds.

FIXED-INCOME INVESTMENTS

U.S. GOVERNMENT SECURITIES

U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing Administration debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan

Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment.

Certain of the Underlying Funds may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

MUNICIPAL SECURITIES

Certain of the Underlying Funds may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

     MORAL OBLIGATION SECURITIES

     Certain of the Underlying Funds may invest in moral obligation securities. Municipal securities may include "moral obligation" securities, which are usually issued by special purpose public authorities. A moral obligation bond is a type of state-issued municipal bond which is backed by a moral, not a legal obligation. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality, which created the issuer.

     MUNICIPAL LEASE OBLIGATIONS

     Certain of the Underlying Funds may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. The Underlying Funds may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

     An Underlying Fund will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the sub-adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

     SHORT-TERM MUNICIPAL OBLIGATIONS

     Certain of the Underlying Funds may invest in short-term municipal obligations. These securities include the following:

     Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

     Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

     Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

     Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.

     Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS

     Certain of the Underlying Funds may invest in tax-exempt industrial development bonds and pollution control bonds, which are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES

Certain of the Underlying Funds may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs").

Certain of the Underlying Funds may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

The custodial receipts and trust certificates may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuers of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain of the Underlying Funds also may invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt the Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments by the Underlying Funds are based on the opinion of counsel to the sponsors of the instruments.

CORPORATE DEBT SECURITIES

Certain of the Underling Funds may invest in corporate debt securities, as stated in the Portfolios' investment objectives and policies in the relevant Prospectuses or in this SAI. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Some Portfolios may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor's Rating Corporation ("Standard & Poor's" or "S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by S&P or Moody's, of equivalent quality as determined by the sub-adviser.

The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Underlying Fund will not accrue any income on these securities prior to delivery. The Underlying Fund will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody's or Standard & Poor's do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Underlying Fund's adviser.

FLOATING OR VARIABLE RATE INSTRUMENTS

Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A Portfolio would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by a Portfolio. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of bonds, a Portfolio obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

HIGH YIELD BONDS

Certain of the Underling Funds may invest in high yield bonds. "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa3 by Moody's or BBB- by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio that invests in an Underlying Fund that holds high yield securities in its portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of an Underlying Fund to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Underlying Fund may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. There are also special tax considerations associated with investing in high yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Underlying Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Underlying Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.

PARTICIPATION ON CREDITORS COMMITTEES

Certain of the Underlying Funds may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund. Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Underlying Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by an Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund will participate on such committees only when the sub-adviser believes that such participation is necessary or desirable to enforce the Underlying Fund's rights as a creditor or to protect the value of securities held by the Underlying Fund.

BRADY BONDS

Certain of the Underlying Funds may invest in Brady Bonds. "Brady Bonds" are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation's reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by an Underlying Fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Underlying Fund.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

Certain of the Underlying Funds may invest in (1) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations ("S&Ls"). Certain of the Underlying Funds also may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See "Foreign Securities" discussion in this SAI for further information regarding risks attendant with investment in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. An Underlying Fund will not invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Underlying Fund, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

Certain of the Underlying Funds invest only in bank and S&L obligations as specified in that Underlying Fund's investment policies. Other Underlying Funds will not invest in obligations issued by a commercial bank or S&L unless:

     (i) the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard and Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the sub-adviser, similar creditworthiness to institutions having outstanding securities so rated;

     (ii) in the case of a U.S. bank or S&L, its deposits are insured by the FDIC or the Savings Association Insurance Fund ("SAIF"), as the case may be; and

     (iii) in the case of a foreign bank, the security is, in the determination of the sub-adviser, of an investment quality comparable with other debt securities that may be purchased by the Underlying Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

SAVINGS ASSOCIATION OBLIGATIONS

Certain of the Underlying Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or S&Ls that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

COMMERCIAL PAPER

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

All of the Underlying Funds may invest in commercial paper (including variable rate master demand notes and extendable commercial notes ("ECN")), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for an Underlying Fund, an Underlying Fund may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's; (ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated A or better by Moody's or Standard & Poor's; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which an Underlying Fund may invest.

Commercial paper obligations may include variable rate master demand notes. These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between an Underlying Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the sub-adviser that invests in commercial paper will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The sub-adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Underlying Fund may invest in them only if the sub-adviser believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Underlying Fund may invest. Master demand notes are considered by the Underlying Fund to have a maturity of one day, unless the sub-adviser has reason to believe that the borrower could not make immediate repayment upon demand. See Appendix A for a description of Moody's and Standard & Poor's ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act") as part of a private placement that meets liquidity standards under procedures adopted by the Trust's Board of Trustees ("Board") shall not be considered to be restricted.

INTERNATIONAL DEBT SECURITIES

The Portfolios may invest in debt obligations (which may be denominated in U.S. Dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs, consistent with each Portfolio's policies. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero coupon securities.

In determining whether to invest in debt obligations of foreign issuers, a Portfolio would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Portfolios having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. A Portfolio's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Portfolios' investment income may be received or realized in foreign currencies, the Portfolios would be required to compute and distribute its income in U.S. Dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended ("1934 Act"). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the investment adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws

(including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

SOVEREIGN DEBT

Certain of the Underlying Funds may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Underlying Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.

Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by an Underlying Fund or its investors.

Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which an Underlying Fund may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (I.E., high yield bonds) and subject to many of the same risks as such securities. An Underlying Fund may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Underlying Fund may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

The issuers of the government debt securities in which an Underlying Fund may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, an Underlying Fund may have few or no effective legal remedies for collecting on such debt.

PASSIVE FOREIGN INVESTMENT COMPANIES

Certain of the Underlying Funds may invest in securities of "passive foreign investment companies" ("PFICs"). Some foreign countries limit or prohibit all direct foreign investment in the securities of companies located in their countries. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. The Underlying Funds may subject to certain percentage limits under the 1940 Act and the laws of certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Underlying Fund's assets may be invested in such securities.

MORTGAGE-BACKED SECURITIES

Certain of the Underlying Funds may invest in mortgage-backed securities that meet its credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property. See "U.S. Government Securities."

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, an Underlying Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

     COMMERCIAL MORTGAGE-BACKED SECURITIES

     Certain of the Underlying Funds may invest in commercial mortgage-backed securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities has developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     ADJUSTABLE RATE MORTGAGE SECURITIES

     Certain of the Underlying Funds may invest in adjustable rate mortgage securities ("ARMS"). ARMS are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

     The amount of interest on ARMS is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

     There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Portfolios, the National Median Cost of Portfolios, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

     STRIPPED MORTGAGE-BACKED SECURITIES

     Certain of the Underlying Funds may invest in stripped mortgage-backed securities ("SMBS"). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Underlying Fund's limitations on investment in illiquid securities.

     COLLATERALIZED MORTGAGE OBLIGATIONS

     Certain of the Underlying Funds may invest in collateralized mortgage obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the FHLMC, or the FNMA (each as described below), and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a DE FACTO breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (E.G., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

     FOREIGN MORTGAGE-RELATED SECURITIES

     Certain of the Underlying Funds may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (E.G., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

     AGENCY MORTGAGE SECURITIES

     Certain of the Underlying Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

     GNMA CERTIFICATES

     Certain of the Underlying Funds may invest in Government National Mortgage Association ("GNMA") certificates ("GNMA Certificates"). GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

     Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose the Underlying Fund to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

     FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS

     Certain of the Underlying Funds may invest in FNMA and FHLMC mortgage-backed obligations. Government-related guarantors (I.E., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

     FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (I.E., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

     PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES

     Certain of the Underlying Funds may invest in privately issued mortgage-backed securities. Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

     These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

     SUBORDINATED MORTGAGE SECURITIES

     Certain of the Underlying Funds may invest in subordinated mortgage securities. Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which an Underlying Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

     The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (I.E., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

     In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

     Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

     Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the Trust.

     A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

     A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Underlying Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Underlying Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

     The sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Underlying Fund may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

     Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

     A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

     The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

     Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service's duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

     The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

ASSET-BACKED SECURITIES

Certain of the Underlying Funds may invest in asset-back securities. Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, an Underlying Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Underlying Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates. In the case of privately-issued mortgage-related and asset-backed securities, the Portfolios take the position that such instruments do not represent interests in any particular industry or group of industries.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities include Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities also include Aircraft Lease Receivables ("ALRs"). ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

Asset-backed securities can also include collateralized putable notes ("CPNs"). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

     COLLATERALIZED DEBT OBLIGATIONS

     Certain of the Underlying Funds may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

     For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which an Underlying Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

     LOAN PARTICIPATIONS

     Certain of the Underlying Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. Certain of the Underlying Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. The participation interests in which the Underlying Funds intend to invest may not be rated by any nationally recognized rating service.

     When purchasing loan participations, the Underlying Funds may assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of a loan or other indebtedness an Underlying Fund has direct recourse against a borrower, the Underlying Fund may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower. In the event that an agent bank or financial intermediary becomes insolvent, the Underlying Fund might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower's obligation or that the collateral can be liquidated. If an Underlying Fund invests in loan participations with poor credit quality, the Underlying Fund bears a substantial risk of losing the entire amount invested. Investments in loans through a direct assignment of a financial institution's interests with respect to the loan may involve additional risks to the Underlying Fund. For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. The valuation of illiquid indebtedness involves a greater degree of judgment in determining an Underlying Fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the Underlying Fund's daily share price.

     DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

     Certain of the Underlying Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Underlying Fund is committed to advancing additional funds, it will at all times segregate assets, determined to be liquid by the sub-adviser in accordance with procedures established by the Board, in an amount sufficient to meet such commitments. Certain of the Underlying Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Underlying Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Underlying Fund will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Underlying Fund's limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Underlying Fund's investment restriction relating to the lending of funds or assets.

TO BE ANNOUNCED ("TBA") SALE COMMITMENTS

TBAs involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

ZERO-COUPON AND PAY-IN-KIND BONDS

Certain of the Underlying Funds may invest in zero-coupon and pay-in-kind bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. An Underlying Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Underlying Fund's distribution obligations.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

Certain of the Underlying Funds may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are

U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investments."

INFLATION-INDEXED BONDS

Certain of the Underlying Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

EVENT-LINKED BONDS

Certain of the Underlying Funds may invest in event-linked bonds. Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the Underlying Fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also expose the Underlying Fund to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

GUARANTEED INVESTMENT CONTRACTS

Certain of the Underlying Funds may invest in guaranteed investment contracts ("GICs"). GICs are issued by insurance companies. Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit portfolio of the insurance company's general account. The insurance company then credits to the Underlying Fund on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio. In addition, because an Underlying Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by an Underlying Fund which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

CREDIT-LINKED NOTES

Certain of the Underlying Funds may invest in credit-linked notes ("CLN"). A CLN is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased by an Underlying Fund in accordance with its investment objective. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (I.E., the embedded option is not easily priced). The Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.

TRUST-PREFERRED SECURITIES

Certain of the Underlying Funds may invest in trust-preferred securities, which are also known as trust-issued securities. Trust-preferred securities are securities that have the characteristics of both debt and equity instruments. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust's common securities, which represents three percent of the trust's assets. The remaining 97% of the trust's assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the payments received to make dividend payments to the holders of the trust-preferred securities. The primary advantage of this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (I.E., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Underlying Funds will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Underlying Fund.

EQUITY INVESTMENTS

COMMON STOCK AND OTHER EQUITY SECURITIES

Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives an Underlying Fund the right to vote on measures affecting the company's organization and operations.

Certain of the Underlying Funds may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for an Underlying Fund, the sub-adviser will generally invest the Underlying Fund's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

PREFERRED STOCK

Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

CONVERTIBLE SECURITIES

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, an Underlying Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

Certain of the Underlying Funds may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Underlying Fund will only invest in synthetic convertible with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

WARRANTS

Certain of the Underlying Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause the Underlying Fund to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Underlying Fund will lose its entire investment in such warrant.

EURODOLLAR CONVERTIBLE SECURITIES

Certain of the Underlying Funds may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. Certain of the Underlying Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Certain of the Underlying Funds may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

DERIVATIVES

Certain of the Underlying Funds may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

An Underlying Fund's transactions in derivative instruments may include:

     - The purchase and writing of options on securities (including index options) and options on foreign currencies;

     - The purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed income securities; and

     - Entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

The success of transactions in derivative instruments depends on the sub-adviser's judgment as to their potential risks and rewards. Use of these instruments exposes an Underlying Fund to additional investment risks and transaction costs. If the sub-adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Underlying Fund's return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. An Underlying Fund could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

Certain of the Underlying Funds may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the sub-adviser's judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with an Underlying Fund's investments, the use of derivatives could result in a loss to the Underlying Fund and may, in turn, increase the Underlying Fund's volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

GENERAL DESCRIPTION OF FUTURES CONTRACTS

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where an Underlying Fund has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Underlying Fund realizes a gain; if it is more, the Underlying Fund realizes a loss. Where a Underlying Fund has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Underlying Fund realizes a gain; if it is less, the Underlying Fund realizes a loss.

INTEREST RATE FUTURES CONTRACTS

An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

Certain of the Underlying Funds may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy an Underlying Fund might employ, the Underlying Fund would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable an Underlying Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which an Underlying Fund intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Underlying Fund or avoided by taking delivery of the debt securities under the futures contract.

An Underlying Fund would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by an Underlying Fund would be substantially offset by the ability of an Underlying Fund to repurchase at a lower price the interest rate futures contract previously sold. While the Underlying Fund could sell the long-term debt security and invest in a short-term security, ordinarily the Underlying Fund would give up income on its investment, since long-term rates normally exceed short-term rates.

OPTIONS ON FUTURES CONTRACTS

A futures option gives an Underlying Fund the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by an Underlying Fund.

Certain of the Underlying Funds may use options on futures contracts in connection with hedging strategies. Generally these strategies would be employed under the same market conditions in which an Underlying Fund would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities Indexes."

STOCK INDEX FUTURES CONTRACTS

A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500 Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of an Underlying Fund corresponds to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to an Underlying Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

     (1) When a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

          (a)  Forego possible price appreciation;

          (b) Create a situation in which the securities would be difficult to repurchase; or

          (c)  Create substantial brokerage commissions;

     (2) When a liquidation of an Underlying Fund has commenced or is contemplated, but there is, in the sub-adviser's determination, a substantial risk of a major price decline before liquidation can be completed; or

     (3)  To close out stock index futures purchase transactions.

Where an Underlying Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance at a time when the Underlying Fund is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

     (1) If an Underlying Fund is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the sub-adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in an Underlying Fund; or

     (2)  To close out stock index futures sales transactions.

Each investing Underlying Fund will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, in order to avoid being deemed a commodity pool. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Underlying Fund's securities or the price of the securities which an Underlying Fund intends to purchase. An Underlying Fund's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Underlying Fund's exposure to interest rate fluctuations, an Underlying Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this SAI for a discussion of other strategies involving futures and futures options.

If a purchase or sale of a futures contract is made by an Underlying Fund, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to an Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Underlying Fund expects to earn interest income on its initial margin deposits.

A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day an Underlying Fund pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by an Underlying Fund but is settlement between an Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to-market its open futures positions.

An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by an Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security and delivery month). If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain, or if it is more, an Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital gain, or if it is less, an Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations.

STRADDLES

Certain of the Underlying Funds may use straddles. A straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the Portfolio's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

INVESTMENT IN GOLD AND OTHER PRECIOUS METALS

Some of the Underlying Funds may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Code, each Underlying Fund intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of an Underlying Fund is invested in gold an other precious metals for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (I.E., coins will not be purchased for their numismatic value). Any metals purchased by an Underlying Fund will be delivered to and stored with a qualified custodian bank. Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

GOLD FUTURES CONTRACTS

A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time and price. When an Underlying Fund purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when an Underlying Fund sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. An Underlying Fund may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. An Underlying Fund will not engage in these contracts for speculation or for achieving leverage. An Underlying Fund's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

LIMITATIONS

When purchasing a futures contract, an Underlying Fund must maintain with its custodian (or earmark on its records) cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, an Underlying Fund similarly will maintain with its custodian (or earmark on its records) cash and/or liquid securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by an Underlying Fund. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.

When writing a call option on a futures contract, an Underlying Fund will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, an Underlying Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Underlying Fund.

OPTIONS ON SECURITIES AND SECURITIES INDEXES

PURCHASING OPTIONS ON SECURITIES

An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. Certain of the Underlying Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by an Underlying Fund would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, an Underlying Fund would continue to receive interest income on such security.

Certain of the Underlying Funds may purchase call options on securities to protect against substantial increases in prices of securities an Underlying Fund intends to purchase pending its ability to invest in such securities in an orderly manner. Certain of the Underlying Funds may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

Certain of the Underlying Funds may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities ("LEAPs") and Buy Write Option Unitary Derivatives ("BOUNDs"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' capital appreciation up to a fixed dollar amount.

RISKS OF OPTIONS TRANSACTIONS

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, an Underlying Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position. If an Underlying Fund cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

Since option premiums paid or received by an Underlying Fund, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in an Underlying Fund's net asset value being more sensitive to changes in the value of the underlying securities.

WRITING COVERED CALL AND SECURED PUT OPTIONS

In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, certain of the Underlying Funds may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable an Underlying Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, certain of the Underlying Funds may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

Certain of the Underlying Funds may write a call or put option only if the option is "covered" or "secured" by the Underlying Fund holding a position in the underlying securities. This means that so long as the Underlying Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, an Underlying Fund may maintain, in a segregated account with the Trust's custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if an Underlying Fund maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. Certain of the Underlying Funds may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Underlying Fund.

OPTIONS ON SECURITIES INDEXES

Certain of the Underlying Funds may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, the Underlying Fund is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or the Underlying Fund must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable the Underlying Fund to hedge effectively against stock market risk if they are not highly correlated with the value of the Underlying Fund's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

OVER-THE-COUNTER OPTIONS

Certain of the Underlying Funds may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by the Underlying Fund may be considered an illiquid security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Underlying Fund's assets (the "SEC illiquidity ceiling"). OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while an Underlying Fund relies on the party from whom it purchases an OTC Option to perform if an Underlying Fund exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, an Underlying Fund will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Underlying Fund is recorded as an asset of the Underlying Fund and subsequently adjusted. The premium received for an option written by the Underlying Fund is included in the Underlying Fund's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS

There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While an Underlying Fund's transactions in futures may protect an Underlying Fund against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Underlying Fund from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the Underlying Fund's securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Underlying Fund and the hedging vehicle so that the Underlying Fund's return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

There can be no assurance that a liquid market will exist at a time when the Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

Most Underlying Funds will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists. Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign markets or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings proved by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. Certain of the Underlying Funds could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

OPTIONS ON FOREIGN CURRENCIES

Certain of the Underlying Funds may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to an Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

An Underlying Fund may sell options on foreign currencies for the same types of hedging purposes. For example, where an Underlying Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and an Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to an Underlying Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium. Foreign currency options sold by an Underlying Fund will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and an Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, an Underlying Fund also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates. An Underlying Fund may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

SWAPS

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether an Underlying Fund's use of swap agreements will be successful in furthering its investment objective will depend on a sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

For purposes of applying an Underlying Fund's investment policies and restrictions (as stated in the Prospectus and this SAI) swap agreements are generally valued by an Underlying Fund at market value. In the case of a credit default swap sold by an Underlying Fund (I.E., where an Underlying Fund is selling credit default protection), however, an Underlying Fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by an Underlying Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

CREDIT DEFAULT SWAPS

Certain of the Underlying Funds may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, an Underlying Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, an Underlying Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, an Underlying Fund would keep the stream of payments and would have no payment obligations. As the seller, an Underlying Fund would be subject to investment exposure on the notional amount of the swap.

Certain of the Underlying Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Underlying Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the Underlying Fund in the event of a default.

VARIABLE AND FLOATING RATE SECURITIES

Certain of the Underlying Funds may invest in variable and floating rate securities. Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (E.G., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

LEASE OBLIGATION BONDS

Certain of the Underlying Funds may invest in lease obligation bonds. Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to an Underlying Fund's limit on illiquid securities.

STRUCTURED SECURITIES

Certain of the Underlying Funds may invest in structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

INDEXED SECURITIES

Certain of the Underlying Funds may invest in indexed securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

HYBRID INSTRUMENTS

Certain of the Underlying Funds may invest in hybrid instruments. Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, an Underlying Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, an Underlying Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give an Underlying Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and an Underlying Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet an Underlying Fund's needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between an Underlying Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which an Underlying Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of an Underlying Fund. Accordingly, each Underlying Fund will limit its investments in Hybrid Instruments to 10% of its total assets. However, because of their volatility, it is possible that an Underlying Fund's investment in Hybrid Instruments will account for more than 10% of an Underlying Fund's return (positive or negative).

DOLLAR ROLL TRANSACTIONS

Certain of the Underlying Funds seeking a high level of current income may enter into dollar rolls or "covered rolls" in which an Underlying Fund sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, the Underlying Fund forgoes principal and interest paid on the securities sold at the beginning of the roll period. The Underlying Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, the Underlying Fund may or may not take delivery of the securities an Underlying Fund has contracted to purchase.

An Underlying Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Underlying Fund. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Underlying Fund.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

Certain of the Underlying Funds may purchase securities on a when-issued, delayed delivery or forward commitment basis if the Underlying Fund holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the Underlying Fund enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Underlying Fund's other assets. Although the Underlying Fund could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, the Underlying Fund may dispose of a when-issued or delayed delivery security prior to settlement if a sub-adviser deems it appropriate to do so. The Underlying Fund may realize short-term profits or losses upon such sales.

FOREIGN INVESTMENTS

FOREIGN SECURITIES

Certain of the Underlying Funds may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"), which are described below. Some Underlying Funds may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this SAI for further description of these securities.

Certain of the Underlying Portfolio may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Changes in foreign currency exchange rates may affect the value of securities in an Underlying Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. An Underlying Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an Underlying Fund's investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Fund's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS

Certain Underlying Funds may invest assets in debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

DEPOSITARY RECEIPTS

Certain of the Underlying Funds may invest in depositary receipts, including ADRs. ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

FOREIGN BANK OBLIGATIONS

Certain of the Underlying Funds may invest in foreign bank obligations. Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

FOREIGN CURRENCY TRANSACTIONS

Certain of the Underlying Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Underlying Funds may enter into foreign currency exchange transactions either on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

          FORWARD CURRENCY CONTRACTS

          Certain of the Underlying Funds may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

          An Underlying Funds may engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. An Underlying Fund might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

          The Underlying Funds may enter into forward foreign currency contracts in two circumstances. When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Underlying Fund may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

          Second, when the sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Underlying Fund's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     None of the Underlying Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund's securities or other assets denominated in that currency, unless the Underlying Fund covers the excess with sufficient segregated assets. At the maturity of a forward contract, an Underlying Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Underlying Fund is obligated to deliver.

     If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Underlying Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out a forward currency position, and in such an event, the Underlying Fund might not be able to effect a closing purchase transaction at any particular time. In addition, an Underlying Fund entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

     OPTIONS ON FOREIGN CURRENCIES

     A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. An Underlying Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

     Certain of the Underlying Funds may employ hedging strategies with options on currencies before the Underlying Fund purchases a foreign security denominated in the hedged currency that the Underlying Fund anticipates acquiring, during the period the Underlying Fund holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received. In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, I.E., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency. Certain of the Underlying Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Underlying Funds to reduce foreign currency risk using such options.

     As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. An Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Underlying Fund's position, the Underlying Fund may forfeit the entire amount of the premium plus related transaction costs.

     FOREIGN CURRENCY WARRANTS

     Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (E.G., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

     Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

     CURRENCY MANAGEMENT

     An Underlying Fund's flexibility to participate in higher yielding debt markets outside of the United States may allow an Underlying Fund to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When an Underlying Fund invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Underlying Fund's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Underlying Fund is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying an Underlying Fund's investments should help increase the net asset value of the Underlying Fund. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which the Underlying Fund's securities are denominated will generally lower the net asset value of the Underlying Fund. The sub-adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to an Underlying Fund.

     EXCHANGE RATE-RELATED SECURITIES

     Certain of the Underlying Funds may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. An Underlying Fund will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, ending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

     Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

OTHER INVESTMENT PRACTICES AND RISKS

PERFORMANCE INDEXED PAPER

Certain of the Underlying Funds may invest in performance indexed paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

CORPORATE REORGANIZATIONS

Certain of the Underlying Funds may purchase indebtedness and participations, secured and unsecured, of debtor companies involved in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superceded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the sub-adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress.

REPURCHASE AGREEMENTS

Certain of the Underlying Funds may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Underlying Fund is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

The sub-adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Underlying Fund. The sub-adviser, in accordance with procedures established by the Board of directors/trustees of the Underlying Fund, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Underlying Fund enters into repurchase agreements.

Certain of the Underlying Funds may engage in repurchase transactions in accordance with guidelines approved by the Underlying Fund's Board of directors/trustees, which include monitoring the creditworthiness of the parties with which an Underlying Fund engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

Certain of the Underlying Funds may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Underlying Fund's limitation of 15% of the net assets of the Underlying Fund on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, the Underlying Fund may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. The Underlying Fund also might incur disposition costs in connection with liquidating the securities.

REVERSE REPURCHASE AGREEMENTS

A reverse repurchase agreement involves the sale of a security by the Underlying Fund and its agreement to repurchase the instrument at a specified time and price. An Underlying Fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. An Underlying Fund typically will segregate assets determined to be liquid by the sub-adviser to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements for which assets are not segregated may be considered to be borrowings by the seller; accordingly, certain of the Underlying Funds will limit their investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Underlying Fund. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by the Underlying Fund creates leverage, which increases the Underlying Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Underlying Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

OTHER INVESTMENT COMPANIES

An investment company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies' fees and expenses.

Certain of the Underlying Funds may invest in shares issued by investment companies to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC, except that this restriction does not apply to securities received or acquired as dividends through offers of exchange or as a result of re-organization, consolidation or merger. Certain Underlying Funds may invest in shares of certain types of investment companies referred to as "SPDRs" and/or "iShares", as defined below. Certain Underlying Funds may invest in Exchange Traded Funds ("ETFs"), as defined below. An Underlying Fund is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company; (2) invest more than 5% of the Underlying Fund's total assets in the investment company; or (3) invest more than 10% of the Underlying Fund's total assets in all investment company holdings. As a shareholder in any investment company, an Underlying Fund will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company.

     EXCHANGE TRADED FUNDS ("ETFS")

     An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at net asset value. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying indices. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them in the secondary market, the Portfolio may receive the underlying securities which it would then have to sell in order to obtain cash. Additionally, when a Portfolio invests in ETF's, shareholders of the Portfolio bear their proportionate share of the underlying ETF's fees and expenses.

     STANDARD & POOR'S DEPOSITARY RECEIPTS

     Certain of the Underlying Funds may, consistent with their investment policies, purchase Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange ("AMEX") that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500.

     ISHARES MSCI INDEX SHARES

     Certain of the Underlying Funds may invest in iShares MSCI Index Shares ("iShares") (formerly known as World Equity Benchmark Shares ("WEBS")). WEBS were a form of exchange-traded fund traded on the AMEX. They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indexes. Each country index series invests in an optimized portfolio of common stocks based on that country's Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of an Underlying Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, the Underlying Fund could be required to reconsider the use of iShares as part of its investment strategy. (See "Exchange Traded Funds").

     HOLDING COMPANY DEPOSITARY RECEIPTS ("HOLDRS")

     HOLDRs are trust-issued receipts that represent a Portfolio's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Portfolio's investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

INITIAL PUBLIC OFFERINGS ("IPOS")

Certain of the Underlying Funds may, consistent with its investment policies, invest in IPOs. IPOs occur when a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time fo the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Underlying Funds' adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Underlying Funds. Any signs from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Underlying Funds' shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Underlying Funds' performance when the Underlying Funds' asset bases are small. Consequently, IPOs may constitute a significant portion of the Underlying Funds' returns particularly when the Funds are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Underlying Funds' assets as it increases in size and, therefore, have a more limited effect on the Underlying Funds' performance.

There can be no assurance that IPOs will continue to be available for the Underlying Funds to purchase. The number or quality of IPOs available for purchase by the Underlying Funds may vary, decrease or entirely disappear. In some cases, the Underlying Funds may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Underlying Funds to realize a profit.

SHORT SALES

A short sale is a transaction in which an Underlying Fund sells a security it does not own in anticipation of a decline in market price. Certain of the Underlying Funds may make short sales to offset a potential decline in a long position or a group of long positions, or if the sub-adviser believes that a decline in the price of a particular security or group of securities is likely.

The Underlying Fund's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. An Underlying Fund is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

SHORT SALES AGAINST THE BOX

A short sale "against the box" is a short sale where, at the time of the short sale, the Underlying Fund owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. An Underlying Fund would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Underlying Fund. Short Sales against the box are not subject to the percentage limitations on short sales decribed in the Prospectuses.

ILLIQUID SECURITIES

Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when a sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Underlying Fund could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between an Underlying Fund's decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Board.

RESTRICTED SECURITIES

Certain of the Underlying Funds also may purchase securities that are not registered under the 1933 Act ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). An Underlying Fund's Board of directors/trustees, based upon information and recommendations provided by the sub-adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. This investment practice could have the effect of decreasing the level of liquidity in an Underlying Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held by the Underlying Fund. Subject to an Underlying Fund's limitations on investments in illiquid investments and subject to the diversification requirements of the Code, an Underlying Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Underlying Funds' inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to "QIBs." Nonetheless, a small market exists for trading 144A securities. An Underlying Fund may not be able to sell these securities when its sub-adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

BORROWING

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on an Underlying Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Underlying Fund's shares. An Underlying Fund also may be required to mainatain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to the Underlying Fund's borrowing limitations to the extent that the Underlying Fund establishes and maintains liquid assets in a segregated account with the Trust's custodian (or earmark liquid assets on its records) equal to the Underlying Fund's obligations under the when-issued or delayed delivery arrangement.

LENDING PORTFOLIO SECURITIES

For the purpose of realizing additional income, certain of the Underlying Funds may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Underlying Fund's investment program. While the securities are being lent, the Underlying Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Underlying Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Underlying Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the sub-adviser, the consideration to be earned from such loans would justify the risk.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

Certain of the Underlying Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. An Underlying Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Underlying Fund.

     RISKS ASSOCIATED WITH THE REAL ESTATE INDUSTRY

     Although an Underlying Fund that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment by an Underlying Fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

     -    possible declines in the value of real estate;

     -    adverse general or local economic conditions;

     -    possible lack of availability of mortgage funds;

     -    overbuilding;

     -    extended vacancies of properties;

     -    increases in competition, property taxes and operating expenses;

     -    changes in zoning or applicable tax law;

     - costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

     -    casualty or condemnation losses;

     - uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and

     -    unfavorable changes in interest rates.

     In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

HARD ASSET SECURITIES

The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

SMALL COMPANIES

Certain of the Underlying Funds may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and an Underlying Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of an Underlying Fund to dispose of such securities may be greatly limited, and an Underlying Fund may have to continue to hold such securities during periods when its adviser would otherwise have sold the security. It is possible that an Underlying Fund's adviser or an affiliate or client of an Underlying Fund's adviser may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Underlying Fund which it manages.

UNSEASONED COMPANIES - Certain of the Underlying Funds may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

PRIVATE FUNDS

Certain of the Underlying Funds may invest in U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, the Underlying Fund's ability to invest in them will be limited. In addition, shareholders of the Underlying Fund will remain subject to the Underlying Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Portfolio to dispose of interests in Private Funds is very limited and involves risks, including loss of the entire investment in the Private Fund.

STRATEGIC TRANSACTIONS

Certain of the Underlying Funds may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed income securities, or to seek potentially higher returns. Utilizing these investment strategies, the Underlying Fund may purchase and sell, to the extent not otherwise limited or restricted for such Underlying Funds, exchange-listed and over-the-counter put and call on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Funds resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the sub-adviser's ability to predict, which cannot be assured, pertinent market movements. The Underlying Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

SPECIAL SITUATIONS

A special situation arises when, in the opinion of a sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

INTERNET AND INTERNET-RELATED COMPANIES

Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development. As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and

Internet-related companies. Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses. Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.

     RISK CONSIDERATIONS REGARDING THE INTERNET INDUSTRY

     The value of shares of an Underlying Fund invested in the internet industry may fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which initial public offerings occurred between 1999 and 2001 have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of time and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company's business, results of operations and financial condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company's business, results of operations and financial condition.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES

Certain of the Underlying Funds may invest in principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

TEMPORARY DEFENSIVE INVESTMENTS

For temporary and defensive purposes, certain of the Underlying Funds may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. Certain Underlying Funds may hold an unlimited amount of such investments consistent with its objectives. Certain of the Underlying Funds also may hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and SAI of the Underlying Fund will apply at the time of investment. The Underlying Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

PORTFOLIO TURNOVER

Certain Underlying Funds may sell a portfolio investment soon after its acquisition if the sub-adviser believes that such a disposition is consistent with the portfolios investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, + which must be ultimately borne by an Underlying Fund's shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Portfolio has adopted certain investment restrictions as fundamental policies that cannot be changed without the approval of the holders of a "majority" of a Portfolio's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (i) 67% or more of that Portfolio's voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy; or (ii) more than 50% of that Portfolio's outstanding voting securities. The investment objective, and all policies of a Portfolio not specifically identified in this SAI or the Prospectus as fundamental, may be changed without a vote of the shareholders of the Portfolio. For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

Unless otherwise indicated, a Portfolio may not:

     1. Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities).

     2.   Make investments for the purpose of exercising control or management.

     3. Purchase or sell real estate, except that, to the extent permitted by applicable law, the Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

     4. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this SAI, as they may be amended from time to time.

     5. Issue senior securities to the extent such issuance would violate applicable law.

     6. Borrow money, except that the Portfolio (i) may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The Portfolio may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Portfolio's investment policies as set forth in the Prospectus and this SAI, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

     7. Underwrite securities of other issuers, except insofar as the Portfolio technically may be deemed an underwriter under the 1933 Act in selling portfolio securities.

     8. Purchase or sell commodities or contracts on commodities, except to the extent the Portfolio may do so in accordance with applicable law and the Portfolio's Prospectus and SAI, as they may be amended from time to time.

The fundamental investment restrictions set forth above may be modified so as to provide the LifeStyle Portfolios with the ability to operate under new rules or amendments under the 1940 Act or under orders of the SEC applicable to the LifeStyle Portfolios without receiving prior shareholder approval of the change.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.

     1. No Portfolio may purchase securities of other investment companies, except (a) a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange; or
          (b) as otherwise permitted under the 1940 Act.

     2. A Portfolio may invest in short-term instruments, U.S. Government securities, money market instruments, and other securities in addition to securities of other affiliated investment companies, for temporary defensive purposes or otherwise as deemed advisable by ING Investments to the extent permissible under existing or future rules of the SEC.

                             MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each Portfolio, including the LifeStyle Portfolios, and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. As of April 28, 2006, the Trustees are John V. Boyer, Patricia W. Chadwick, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Thomas J. McInerney, Jock Patton, Sheryl K. Pressler, David W.C. Putnam, John G. Turner, Roger B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are James M. Hennessy, Stanley D. Vyner, Michael J. Roland, Joseph M. O'Donnell, Mary Bea Wilkinson, Robert S. Naka, Huey
P. Falgout, Jr. Mary Gaston, Theresa K. Kelety, Kimberly A. Anderson, Lauren D. Bensinger, Robyn L. Ichilov, Todd Modic, Robin R. Nesbitt, Susan P. Kinens, Kimberly K. Palmer, and Maria M. Anderson.


  Set forth in the table below is information about each Trustee of the Trust.

Set forth in the table below is information about each Trustee:

INFORMATION ABOUT THE TRUSTEES


                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                       TERM OF                                IN ING FUND
                                                      OFFICE AND          PRINCIPAL            COMPLEX
                                                      LENGTH OF         OCCUPATION(S) -       OVERSEEN BY         OTHER
                                 POSITION(S) HELD    TIME SERVED       DURING THE PAST 5      TRUSTEE (2)     DIRECTORSHIPS
NAME, ADDRESS AND AGE             WITH THE TRUST         (1)                 YEARS               (3)        HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

JOHN V. BOYER                    Trustee            January 2005    President and Chief           181       None
7337 East Doubletree Ranch Rd.                      -- Present      Executive Officer,
Scottsdale, Arizona 85258                                           Franklin and Eleanor
Age: 52                                                             Roosevelt Institute
                                                                    (March 2006 -
                                                                    Present). Formerly,
                                                                    Executive Director,
                                                                    The Mark Twain House &
                                                                    Museum (4) (September
                                                                    1989 - November 2005).

PATRICIA W. CHADWICK(5)          Trustee            January 2006    Consultant and                181       None
7337 East Doubletree Ranch Rd.                      - Present       President of
Scottsdale, Arizona 85258                                           self-owned company
Age: 57                                                             Ravengate Partners LLC
                                                                    (January 2000 -
                                                                    Present).

J. MICHAEL EARLEY                Trustee            January 1997    President and Chief           181       None
7337 East Doubletree Ranch Rd.                      -- Present      Executive Officer,
Scottsdale, Arizona 85258                                           Bankers Trust Company,
Age: 60                                                             N.A. (June 1992 -
                                                                    Present).
R. BARBARA GITENSTEIN            Trustee            January 1997    President, College of         181       None
7337 East Doubletree Ranch Rd.                      -- Present      New Jersey (January
Scottsdale, Arizona 85258                                           1999 - Present).
Age: 58

PATRICK W. KENNY                 Trustee            January 2005    President and Chief           181       Assured Guaranty
7337 East Doubletree Ranch Rd.                      -- Present      Executive Officer                       Ltd. (November
Scottsdale, Arizona 85258                                           International                           2003  -
Age: 63                                                             Insurance Society                       Present).
                                                                    (June 2001 - Present);
                                                                    and Executive Vice
                                                                    President, Frontier
                                                                    Insurance Group, Inc.
                                                                    (September 1998 -
                                                                    March 2001).

WALTER H. MAY                    Trustee            February 2002   Retired.                      181       BestPrep
7337 East Doubletree Ranch Rd.                      -- Present                                              (September 1991
Scottsdale, Arizona 85258                                                                                   - Present).
Age: 69

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                       TERM OF                                IN ING FUND
                                                      OFFICE AND          PRINCIPAL            COMPLEX
                                                      LENGTH OF         OCCUPATION(S) -       OVERSEEN BY         OTHER
                                 POSITION(S) HELD    TIME SERVED       DURING THE PAST 5      TRUSTEE (2)     DIRECTORSHIPS
NAME, ADDRESS AND AGE             WITH THE TRUST         (1)                 YEARS               (3)        HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
JOCK PATTON                      Chairman and       February 2002   Private Investor (June        181       JDA Software
7337 East Doubletree Ranch Rd.   Trustee            -- Present      1997 - Present).                        Group, Inc.
Scottsdale, Arizona 85258                                           Formerly, Director and                  (January 1999 -
Age: 60                                                             Chief Executive                         Present); Swift
                                                                    Officer, Rainbow                        Transportation
                                                                    Multimedia Group, Inc.                  Co. (March 2004
                                                                    (January 1999 -                         - Present).
                                                                    December 2001).;

SHERYL K. PRESSLER(5)            Trustee            January 2006    Consultant (May 2001 -        181       Stillwater
7337 East Doubletree Ranch Rd.                      - Present       Present). Formerly,                     Mining Company
Scottsdale, Arizona 85258                                           Chief Executive                         (May 2002 -
Age: 55                                                             Officers, Lend Lease                    Present);
                                                                    Real Estate                             Advanced
                                                                    Investments, Inc.                       Portfolio
                                                                    (March 2000 - April                     Management
                                                                    2001).                                  (September 2002
                                                                                                            - Present);
                                                                                                            California
                                                                                                            HealthCare
                                                                                                            Foundation (June
                                                                                                            2999 - Present);
                                                                                                            and
                                                                                                            Romanian-American
                                                                                                            Enterprise Fund
                                                                                                            (February 2004 -
                                                                                                            Present).

DAVID W.C. PUTNAM                Trustee            February 2002   President and                 181       Progressive
7337 East Doubletree Ranch Rd.                      -- Present      Director, F.L. Putnam                   Capital
Scottsdale, Arizona 85258                                           Securities Company,                     Accumulation
Age: 66                                                             Inc.(June 1978 -                        Trust (August
                                                                    Present).                               1998 - Present);
                                                                                                            Principled
                                                                                                            Equity Market
                                                                                                            Trust (November
                                                                                                            1996 -
                                                                                                            Present);  Mercy
                                                                                                            Endowment
                                                                                                            Foundation
                                                                                                            (September 1995
                                                                                                            - Present);
                                                                                                            Asian American
                                                                                                            Bank and Trust
                                                                                                            Company (June
                                                                                                            1992 - Present);
                                                                                                            and Notre Dame
                                                                                                            Health Care
                                                                                                            Center (July
                                                                                                            1991 - Present).

ROGER B. VINCENT                 Trustee            January 1994    President, Springwell         181       AmeriGas
7337 East Doubletree Ranch Rd.                      -- Present      Corporation, a                          Propane, Inc.
Scottsdale, Arizona 85258                                           privately held                          (January 1998 -
Age: 60                                                             corporate finance                       Present).
                                                                    advisory firm (March
                                                                    1989 - Present).

RICHARD A. WEDEMEYER             Trustee            February 2002   Retired. Formerly             181       Touchstone
7337 East Doubletree Ranch Rd.                      -- Present      Vice President -                        Consulting Group
Scottsdale, Arizona 85258                                           Finance and                             (June 1997 -
Age: 69                                                             Administration, The                     Present); and
                                                                    Channel Corporation                     Jim Henson
                                                                    (June 1996 - April                      Legacy (April
                                                                    2002); and Trustee,                     1994 - Present).
                                                                    First Choice Funds
                                                                    (February 1997 - April
                                                                    2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY (6) (7)      Trustee            February 2002   Chief Executive               221       Equitable Life
7337 East Doubletree Ranch Rd.                      - Present       Officer, ING US                         Insurance Co.,
Scottsdale, Arizona 85258                                           Financial Services                      Golden American
Age: 48                                                             (January 2005 -                         Life Insurance
                                                                    Present); General                       Co., Life
                                                                    Manager and Chief                       Insurance
                                                                    Executive Officer, US                   Company of
                                                                    Financial Services                      Georgia,
                                                                    (December 2003 -                        Midwestern
                                                                    December 2004); Chief                   United Life
                                                                    Executive Officer ING                   Insurance Co.,
                                                                    US Financial Services                   ReliaStar Life
                                                                    (September 2001 -                       Insurance Co.,
                                                                    December 2003); and                     Security Life of
                                                                    General Manager and                     Denver, Security
                                                                    Chief Executive                         Connecticut Life
                                                                    Officer, US Worksite                    Insurance Co.,
                                                                    Financial Services                      Southland Life
                                                                    (December 2000 -                        Insurance Co.,
                                                                    September 2001)                         USG Annuity and
                                                                                                            Life Company,

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                       TERM OF                                IN ING FUND
                                                      OFFICE AND          PRINCIPAL            COMPLEX
                                                      LENGTH OF         OCCUPATION(S) -       OVERSEEN BY         OTHER
                                 POSITION(S) HELD    TIME SERVED       DURING THE PAST 5      TRUSTEE (2)     DIRECTORSHIPS
NAME, ADDRESS AND AGE             WITH THE TRUST         (1)                 YEARS               (3)        HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
                                                                                                            and United Life
                                                                                                            and Annuity
                                                                                                            Insurance Co.
                                                                                                            Inc; Ameribest
                                                                                                            Life Insurance
                                                                                                            Co.; First
                                                                                                            Columbine Life
                                                                                                            Insurance Co.;
                                                                                                            and Metro
                                                                                                            Atlanta Chamber
                                                                                                            of Commerce
                                                                                                            (January 2003 -
                                                                                                            Present).

JOHN G. TURNER (6)               Trustee            February 2002   Retired. Formerly             181       Hormel Foods
7337 East Doubletree Ranch Rd.                      - Present       Vice Chairman of ING                    Corporation
Scottsdale, Arizona 85258                                           Americas (September                     (March 2000 -
Age: 65                                                             2000 - January 2002);                   Present); ShopKo
                                                                    Director of ReliaStar                   Stores, Inc.;
                                                                    Life Insurance Company                  (August 1999 -
                                                                    of New York (April                      Present); and
                                                                    1975 - December 2000);                  Conseco, Inc..
                                                                    Chairman and Trustee                    (September 2003
                                                                    of the Northstar                        - Present).
                                                                    affiliated investment
                                                                    companies (May 1993 -
                                                                    December 2001).



(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2) As of April 28, 2006.

(3) For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend & Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Natural Resources Trust; USLICO Series Fund; and ING Partners Inc.

(4) Shaun Mathews, President of ING USFS Mutual Funds and Investment Products group, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(5) Mses. Chadwick and Pressler each commenced services as Trustee on January 18, 2006.

(6) Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the investment adviser, ING Investments, LLC and the principal underwrter, Directed Services Inc.

(7) Mr. McInerney is also a director of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc. Therefore, for purposes of this table, with reference to Mr. McInerney, "ING Fund Complex" includes these investment companies.

Information about the Trust's officers is set forth in the table below:


                                                                  TERM OF OFFICE AND LENGTH   PRINCIPAL OCCUPATION(S) DURING THE
NAME, ADDRESS AND AGE              POSITIONS HELD WITH THE TRUST      OF TIME SERVED (1)                LAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY                  President and Chief            March 2003 - Present        President and Chief Executive
7337 East Doubletree Ranch Rd.     Executive Officer                                          Officer, ING Investments, LLC(2)
Scottsdale, Arizona 85258                                                                     (December 2000 - Present).
Age: 57                                                                                       Formerly, Chief Operating Officer,
                                                                                              ING Investments, LLC(2) (December
                                                                                              2000 - March 2006); and Senior
                                                                                              Executive Vice President and Chief
                                                                                              Operating Officer, ING
                                                                                              Investments, LLC(2) (April 1995 -
                                                                                              December 2000).

MICHAEL J. ROLAND                  Executive Vice President       March 2003 - Present        Executive Vice President, ING
7337 East Doubletree Ranch Rd.                                                                Investments LLC(2)  (December 2001
Scottsdale, Arizona 85258                                                                     - Present).  Formerly, Chief
Age: 47                                                                                       Compliance Officer, ING
                                                                                              Investments LLC(2) ING Life
                                                                                              Insurance and Annuity Company and
                                                                                              Directed Services Inc. (October
                                                                                              2004 - December 2005); Chief
                                                                                              Financial Officer and Treasurer,
                                                                                              ING Investments, LLC(2),
                                                                                              (December 2001 - March 2005); and
                                                                                              Senior Vice President, ING
                                                                                              Investments, LLC(2) (June 1998 -
                                                                                              December 2001).

STANLEY D. VYNER                   Executive Vice President       February 2003 - Present     Executive Vice President, ING
7337 East Doubletree Ranch Rd.                                                                Investments, LLC(2) (July 2000 -
Scottsdale, Arizona 85258                                                                     Present) and Chief Investment Risk
Age: 55                                                                                       Officer ING Investments, LLC(2)
                                                                                              (January 2003 - Present).
                                                                                              Formerly, Chief Investment Officer
                                                                                              of the International Portfolios,
                                                                                              ING Investments, LLC(2) (August
                                                                                              2000 - January 2003); and Chief
                                                                                              Executive Officer, ING
                                                                                              Investments, LLC(3) (August 1996
                                                                                              - August 2000).

ROBERT S. NAKA                     Executive Vice President,      March 2006 - Present        Executive Vice President and Chief
7337 East Doubletree Ranch Rd.     Chief Operating Officer                                    Operating Officer, ING Funds
Scottsdale, Arizona 85258                                                                     Services, LLC(3) and ING
Age: 42                            Assistant Secretary            November 1999 - Present     Investments, LLC(2) (March 2006 -
                                                                                              Present) and Assistant Secretary,
                                                                                              ING Funds Services, LLC(3)
                                                                                              (October 2001 - Present).
                                                                                              Formerly, Senior Vice President,
                                                                                              ING Funds Services, LLC(3) (August
                                                                                              1999 - March 2006).

JOSEPH M. O'DONNELL                Chief Compliance Officer       November 2004 - Present     Chief Compliance Officer of the
7337 East Doubletree Ranch Rd.                                                                ING Funds (November 2004 -
Scottsdale, AZ 85258               Executive Vice President       March 2006 - Present        Present) and ING Investments,
Age: 51                                                                                       LLC(2) and Directed Services, Inc.
                                                                                              (January 2006 - Present) and
                                                                                              Executive Vice President of the
                                                                                              ING Funds (March 2006 - Present).
                                                                                              Formerly, Vice President, Chief
                                                                                              Legal Counsel, Chief Compliance
                                                                                              Officer and Secretary of Atlas
                                                                                              Securities, Inc., Atlas Advisers,
                                                                                              Inc. and Atlas Funds (October 2001
                                                                                              - October 2004); and Chief
                                                                                              Operating Officer and General
                                                                                              Counsel of Matthews International
                                                                                              Capital Management LLC and Vice
                                                                                              President and Secretary of
                                                                                              Matthews International Funds
                                                                                              (August 1999 - May 2001).

TODD MODIC                         Senior Vice President,         March 2005 - Present        Senior Vice President, ING Funds
7337 East Doubletree Ranch Rd.     Chief/Principal Financial                                  Services, LLC (3) (April 2005 -
Scottsdale, Arizona 85258          Officer & Assistant Secretary                              Present). Formerly, Vice
Age: 38                                                                                       President, ING Fund Services,
                                                                                              LLC(3) (September 2002 - March
                                                                                              2005); and Director of Financial
                                                                                              Reporting, ING Investments, LLC(2)
                                                                                              (March 2001 - September 2002).

                                                                  TERM OF OFFICE AND LENGTH   PRINCIPAL OCCUPATION(S) DURING THE
NAME, ADDRESS AND AGE              POSITIONS HELD WITH THE TRUST      OF TIME SERVED (1)                LAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
KIMBERLY A. ANDERSON               Senior Vice President          November 2003 - Present     Senior Vice President and
7337 East Doubletree Ranch Rd.                                                                Assistant Secretary, ING
Scottsdale, Arizona 85258                                                                     Investments, LLC(2) (October 2003
Age: 41                                                                                       - Present). Formerly, Vice
                                                                                              President and Assistant Secretary,
                                                                                              ING Investments, LLC(2) (October
                                                                                              2001 - October 2003).

MARY BEA WILKINSON                 Vice President                 March 2003 - Present        Head of Strategic Relationships,
7337 East Doubletree Ranch Rd.                                                                ING U.S. Financial Services (2003
Scottsdale, Arizona 85258                                                                     - Present); Formerly, Senior Vice
Age: 49                                                                                       President, ING Outside Funds Group
                                                                                              (2000 - 2002); and Senior Vice
                                                                                              President and Chief Financial
                                                                                              Officer, First Golden American
                                                                                              Life Insurance Company of New York
                                                                                              (1997 - 2000).

ROBYN L. ICHILOV                   Vice President and Treasurer   March 2003 - Present        Vice President and Treasurer, ING
7337 East Doubletree Ranch Rd.                                                                Funds Services, LLC(3) (October
Scottsdale, Arizona 85258                                                                     2001 - Present) and ING
Age: 38                                                                                       Investments, LLC(2) (August 1997 -
                                                                                              Present).

LAUREN D. BENSINGER                Vice President                 February 2003 - Present     Vice President and Chief
7337 East Doubletree Ranch Rd.                                                                Compliance Officer, ING Funds
Scottsdale, Arizona 85258                                                                     Distributor, LLC(4) (July 1995 -
Age: 52                                                                                       Present); Vice President, ING
                                                                                              Investments, LLC(2) (February 2003
                                                                                              - Present) and Director of
                                                                                              Compliance, ING Investments,
                                                                                              LLC(2) (October 2004 - Present).
                                                                                              Formerly, Chief Compliance
                                                                                              Officer, ING Investments, LLC(2)
                                                                                              (October 2001 - October 2004).

MARIA M. ANDERSON                  Vice President                 September 2004 - Present    Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                                Services, LLC(3) (September 2004
Scottsdale, Arizona 85258                                                                     - Present). Formerly, Assistant
Age: 47                                                                                       Vice President, ING Funds
                                                                                              Services, LLC(3) (October 2001 -
                                                                                              September 2004); and Manager of
                                                                                              Fund Accounting and Fund
                                                                                              Compliance, ING Investments,
                                                                                              LLC(2) (September 1999 - October
                                                                                              2001).

MARY A. GASTON                     Vice President                 March 2005 - Present        Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                                Services, LLC(3) (April 2005 -
Scottsdale, Arizona 85258                                                                     Present). Formerly, Assistant Vice
Age: 40                                                                                       President, Financial Reporting,
                                                                                              ING Investments, LLC(2) (April
                                                                                              2004 - April 2005): Manager,
                                                                                              Financial Reporting, ING
                                                                                              Investments, LLC(2) (August 2002 -
                                                                                              April 2004); Controller, Z Seven
                                                                                              Fund, Inc. and Ziskin Asset
                                                                                              Management, Inc. (January 2000 -
                                                                                              March 2002).

KIMBERLY K. PALMER                 Vice President                 March 2006 - Present        Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                                Services, LLC(3) (March 2006 -
Scottsdale, Arizona 85258                                                                     Present).  Formerly, Assistant
Age: 48                                                                                       Vice President, ING Funds
                                                                                              Services, LLC(3) (August 2004 -
                                                                                              Present).  Formerly, Manager,
                                                                                              Registration Statements, ING Funds
                                                                                              Services, LLC(3) (May 2003 -
                                                                                              August 2004); Associate Partner,
                                                                                              AMVESCAP PLC (October 2000 - May
                                                                                              2003); and Director of Federal
                                                                                              Filings and Blue Sky Filings,
                                                                                              INVESCO Funds Group, Inc. (March
                                                                                              1994 - May 2003).

                                                                  TERM OF OFFICE AND LENGTH   PRINCIPAL OCCUPATION(S) DURING THE
NAME, ADDRESS AND AGE              POSITIONS HELD WITH THE TRUST      OF TIME SERVED (1)                LAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
SUSAN P. KINENS                    Assistant Vice President       January 2003 - Present      Assistant Vice President, ING
7337 East Doubletree Ranch Rd.                                                                Funds Services, LLC(3) (December
Scottsdale, Arizona 85258                                                                     2002 - Present); and has held
Age: 29                                                                                       various other positions with ING
                                                                                              Funds Services, LLC(3) for more
                                                                                              than the last five years.

HUEY P. FALGOUT, JR.               Secretary                      August 2003 - Present       Chief Counsel, ING U.S. Legal
7337 East Doubletree Ranch Rd.                                                                Services (September 2003 -
Scottsdale, Arizona 85258                                                                     Present). Formerly, Counsel, ING
Age: 42                                                                                       Americas, U.S. Legal Services
                                                                                              (November 2002 - September 2003);
                                                                                              and Associate General Counsel of
                                                                                              AIG American General (January 1999
                                                                                              - November 2002).

THERESA K. KELETY                  Assistant Secretary            August 2003 - Present       Counsel, ING U.S. Legal Services
7337 East Doubletree Ranch Rd.                                                                (April 2003 - Present). Formerly,
Scottsdale, Arizona 85258                                                                     Senior Associate with Shearman &
Age: 43                                                                                       Sterling (February 2000 - April
                                                                                              2003).

ROBIN R. NESBITT                   Assistant Secretary            September 2004 - Present    Supervisor, Board Operations, ING
7337 East Doubletree Ranch Rd.                                                                Funds Services, LLC (3) (August
Scottsdale, Arizona 85258                                                                     2003 - Present). Formerly, Senior
Age: 31                                                                                       Legal Analyst, ING Funds Services,
                                                                                              LLC (3) (August 2002 - August
                                                                                              2003); Associate,
                                                                                              PricewaterhouseCoopers (January
                                                                                              2001 - August 2001); and
                                                                                              Paralegal, McManis, Faulkner &
                                                                                              Morgan (May 2000 - December 2000).


(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

SHARE OWNERSHIP POLICY

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by ING entities at all times ("Policy"). For this purpose, beneficial ownership of a Portfolio's shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.

Under this Policy, the initial value of investments in one or more mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS

For only the Portfolios listed, set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2005:


                                                                                      AGGREGATE DOLLAR RANGE OF
                                                                                       EQUITY SECURITIES IN ALL
                                                                                        REGISTERED INVESTMENT
                                                                                        COMPANIES OVERSEEN BY
NAME OF                   DOLLAR RANGE OF EQUITY SECURITIES IN EACH PORTFOLIO AS OF      TRUSTEE IN FAMILY OF
TRUSTEE                                      DECEMBER 31, 2005                           INVESTMENT COMPANIES
---------------------------------------------------------------------------------------------------------------
                                           ING
                              ING       LIFESTYLE                     ING LIFESTYLE
                           LIFESTYLE    MODERATE     ING LIFESTYLE     AGGRESSIVE
                           MODERATE      GROWTH          GROWTH          GROWTH
                           PORTFOLIO    PORTFOLIO      PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------
John V. Boyer                 None         None           None            None                   None
Patricia W. Chadwick(1)       N/A          N/A             N/A             N/A                   N/A
J. Michael Harley             None         None           None            None            $50,001 - $100,000
R. Barbara Gitenstein         None         None           None            None            $50,001 - $100,000
Patrick W. Kenny              None         None           None            None           $10,001 - $50,000(2)
Walter H. May                 None         None           None            None              Over $100,000
Jock Patton                   None         None           None            None              Over $100,000
Sheryl K. Pressler(1)         N/A          N/A             N/A             N/A                   N/A
David W.C. Putnam             None         None           None            None              Over $100,000
Roger B. Vincent              None         None           None            None             Over $100,000,
                                                                                         $10,001 - $50,000(2)
Richard A. Wedemeyer          None         None           None            None            $50,001 - $100,000

TRUSTEES WHO
ARE
"INTERESTED
PERSONS"
Thomas J. McInerney           None         None           None            None              Over $100,000
John G. Turner                None         None           None            None              Over $100,000



(1) Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.

(2)  Held in a deferred compensation account.


BOARD


     The Board governs each Portfolio and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the Funds' activities, review contractual arrangements with companies that provide services to each of the Portfolios, and review each Portfolio's performance.


FREQUENCY OF BOARD MEETINGS


     The Board currently conducts regular meetings eight (8) times a year. The Audit Committee and Valuation, Proxy and BROKERAGE Committee also meet regularly four (4) times per year, the Investment Review Committees meet six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining committees meet as needed. In addition, the Board or the committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each committee listed below operates pursuant to a Charter approved by the Board.

COMMITTEES

     An Executive Committee of the Board was formed in order to act on behalf of the full Board between regularly scheduled Board meetings when necessary. The Executive Committee currently consists of two (2) Independent Trustees and two
(2) Trustees who are "interested persons," as defined in the 1940 Act. The following Trustees serve as members of the Executive Committee: Messrs. McInerney, Patton, Turner and Vincent. Mr. Patton serves as Chairperson of the Executive Committee. The Executive Committee held three (3) meetings during the fiscal year ended December 31, 2005.

     The Board has established an Audit Committee, whose functions include, among others, to meet with the independent registered public accounting firm of the Trust to review the scope of the Trust's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Audit
Committee: Ms. Pressler and Messrs. Earley, Kenny, Putnam and Vincent. Mr. Earley serves as Chairperson of the Audit Committee. The Audit Committee held five (5) meetings during the fiscal year ended December 31, 2005.

     The Board has a Valuation, Proxy and Brokerage Committee whose functions include, among others, reviewing the determination of the value of securities held by the Portfolios for which market value quotations are not readily available overseeing management's administration of proxy voting and overseeing the effectiveness of ING Investments' usage of the Trust's brokerage and ING Investments' compliance changing regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of six (6) Independent Trustees. The following Trustees serve as members of the Valuation, Proxy and Brokerage
Committee: Ms. Chadwick, Dr. Gitenstein and Messrs. Boyer, May, Patton and Wedemeyer. Mr. May serves as Chairperson of the Valuation, Proxy and Brokerage Committee. The Valuation, Proxy and Brokerage Committee held four (4) meetings during the fiscal year ended December 31, 2005.

     The Board has established a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition, as necessary: (3) monitoring regulatory developments and recommending modifications to the committee's responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and "best practices" in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board's annual self-evaluation process.

     In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for trustee should be submitted in writing to the Portfolios' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

     The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, in connection with a shareholder services meeting to elect directors, any such submission must be delivered to the Portfolios' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

     The Nominating and Governance Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Nominating and Governance Committee: Dr. Gitenstein and Messrs. Kenny, May, Patton and Wedemeyer. Dr. Gitenstein serves as Chairperson of the Committee. The Nominating and Governance Committee held six (6) meetings during the fiscal year ended December 31, 2005.

     The Board established an Investment Review Committees to, among other things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to the Portfolios. The Investment Review Committee for the Domestic Equity Funds currently consists of five (5) Independent Trustees and two (2) Trustees who are "interested persons" as defined in the 1940 Act: Ms. Chadwick and Messrs. Earley, Kenny, McInerney, Putnam, Turner, and Vincent. Mr. Vincent serves as the Chairperson of the Domestic Equity Funds' Investment Review Committee. The Investment Review Committee for the Domestic Equity Funds held six (6) meetings during the fiscal year ended December 31, 2005. The Investment Review Committee for the International/Balanced/Fixed-Income Funds (formerly International and Fixed-Income Funds) currently consists of six (6) Independent Trustees and one
(1) Trustee who is an "interested person" as defined in the 1940 Act: Dr. Gitenstein, Ms. Pressler and Messrs. Boyer, May, McInerney, Patton, and Wedemeyer. Mr. Boyer serves as Chairperson of the International/Balanced/Fixed-Income Funds' Investment Review Committee. The Investment Review Committee for the International/Balanced/Fixed-Income Funds held six (6) meetings during the fiscal year ended December 31, 2005.

     The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding role, performance, and oversight of the CCO. The Compliance Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Compliance Committee: Messrs. Boyer, Earley, Kenny, Patton and Putnam. Mr. Kenny serves as the Chairperson of the Compliance Committee. The Compliance Committee held seven (7) meetings during the fiscal year ended December 31, 2005.

     The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory, and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Portfolios. The responsibilities of the Contracts Committee, include, among other things: (1) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustee relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans. The Contracts Committee currently consists of seven (7) Independent Trustees. The following Trustees serve as members of the Contracts Committee: Mses. Chadwick and Pressler and Messrs. Boyer, Kenny, May, Patton, and Vincent. Mr. Vincent serves as the Chairman of the Committee. The Contracts Committee held six (6) meetings during the fiscal year ended December 31, 2005.

                            COMPENSATION OF TRUSTEES

     Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.

     Each Portfolio pays each Trustee who is not an interested person a PRO RATA share, as described below, of: (i) an annual retainer of $45,000 (Messrs. Patton, Earley, May, Boyer, Kenny and Dr. Gitenstein, as Chairpersons of committees of the Board, each receive an additional annual retainer of $30,000, $20,000, $10,000, $20,000, $10,000 and $10,000(1), respectively. Additionally, as Chairperson of the Investment Review and Contracts Committees, Mr. Vincent receives an additional retainer of $20,000 and $15,000, respectively); (ii) $7,000 for each in-person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The PRO RATA share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the portfolios managed by ING Investments or its affiliates, Directed Services, Inc. and ING Life Insurance and Annuity Company, for which the Trustees serve in common as Trustees.

The following table sets forth information provided by the ING Investments regarding compensation of Trustees by each Portfolio and other funds managed by ING Investments and its affiliates for the fiscal year ended December 31, 2005. Officers of the Trust and Trustees who are interested persons of a Portfolio do not receive any compensation from the Trust or any other funds managed by ING Investments or its affiliates.

----------
(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active. The compensation per quarter to the Chairperson is $2,500 which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $10,000.

COMPENSATION OF TRUSTEES



                                                                                                                   TOTAL
                                                        ING                         ING                         COMPENSATION
                                                     LIFESTYLE                   LIFESTYLE      ESTIMATED      FROM REGISTRANT
                                    ING LIFESTYLE    MODERATE    ING LIFESTYLE   AGGRESSIVE      ANNUAL       AND FUND COMPLEX
                                      MODERATE        GROWTH         GROWTH       GROWTH      BENEFITS UPON   PAID TO TRUSTEES
 NAME OF PERSON, POSITION             PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO    RETIREMENT(1)        (2),(3)
---------------------------------   -------------    ---------   -------------   ----------   -------------   ----------------
JOHN V. BOYER, TRUSTEE                 $1,378          $3,117         $3,431        $1,642           $             $200,000
PATRICIA W. CHADWICK, TRUSTEE(4)         N/A             N/A           N/A            N/A           N/A               N/A
J. MICHAEL EARLEY, TRUSTEE             $1,211          $2,738         $3,017        $1,446           $             $176,000
R. BARBARA GITENSTEIN, TRUSTEE         $1,127          $2,549         $2,809        $1,347           $             $162,000
PATRICK W. KENNY, TRUSTEE(5)           $1,068          $2,413         $2,658        $1,274           $             $221,000
WALTER H. MAY, TRUSTEE                 $1,304          $2,951         $3,250        $1,558           $             $187,000
THOMAS J. MCINERNEY, TRUSTEE(6)          N/A             N/A            N/A           N/A           N/A               N/A
SHERYL K.  PRESSLER, TRUSTEE(4)          N/A             N/A            N/A           N/A           N/A               N/A
JOCK PATTON, TRUSTEE                   $2,139          $4,836         $5,339        $2,568           $             $299,000
DAVID W.C. PUTNAM, TRUSTEE             $  813          $1,836         $2,025        $  972           $             $117,000
JOHN G. TURNER, TRUSTEE(6)               N/A             N/A            N/A           N/A           N/A               N/A
ROGER B. VINCENT, TRUSTEE(5)           $1,556          $3,522         $3,878        $1,857           $             $153,000
RICHARD A. WEDEMEYER, TRUSTEE          $1,372          $3,104         $3,417        $1,636           $             $198,000


(1) The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.


(2) Represents compensation for 172 portfolios (total in Fund Complex as of December 31, 2005.


(3) Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.


(4) Mses. Chadwick and Pressler each commences services as a Trustee on January 18, 2006 and therefore did not receive any compensation for the fiscal year ended December 31, 2005.

(5) During the fiscal year ended December 31, 2005, Messrs. Kenny and Vincent deferred $10,813 and $15,000, respectively, of their compensation from the Fund Complex.

(6) "Interested person," as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep, N.V., the parent corporation of each of ING Investments, LLC and Directed Services Inc. Officers and Trustees who are interested persons do not receive any compensation from the Portfolios or Fund Complex.

OWNERSHIP OF SHARES

Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Trust's adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2005.


                                     NAME OF OWNERS AND
                                     RELATIONSHIP TO                                    VALUE OF    PERCENTAGE OF
   NAME OF TRUSTEE                       TRUSTEE          COMPANY    TITLE OF CLASS    SECURITIES       CLASS
--------------------------------     ------------------   -------    --------------    ----------   -------------
JOHN V. BOYER                               N/A             N/A           N/A             $0              N/A
PATRICIA W. CHADWICK                        N/A             N/A           N/A             $0              N/A
J. MICHAEL EARLEY                           N/A             N/A           N/A             $0              N/A
R. BARBARA GITENSTEIN                       N/A             N/A           N/A             $0              N/A
PATRICK W. KENNY                            N/A             N/A           N/A             $0              N/A
WALTER H. MAY                               N/A             N/A           N/A             $0              N/A
SHERYL K.  PRESSLER                         N/A             N/A           N/A             $0              N/A
JOCK PATTON                                 N/A             N/A           N/A             $0              N/A
DAVID W. C. PUTNAM                          N/A             N/A           N/A             $0              N/A
ROGER B. VINCENT                            N/A             N/A           N/A             $0              N/A
RICHARD A. WEDEMEYER                        N/A             N/A           N/A             $0              N/A


CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


As of March 31, 2006, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in ING Investments or ING Groep, N.V. ("ING Groep"), a global financial services holding company based in the Netherlands, or any affiliated companies of ING Investments or ING Groep. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in ING Investments or ING Groep or any affiliated companies of ING Investments or ING Groep.

Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, to investment advisers and their affiliates and to other investment companies. As of March 31, 2006, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of each Portfolio. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any the Portfolios addressed herein, except ING USA Annuity and Life Insurance Company. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders. ING USA Annuity and Life Insurance Company may be deemed a control person of the Portfolios in that certain of its separate accounts hold more than 25% of the shares of these series.


                                            PERCENTAGE   PERCENTAGE OF
             PORTFOLIO AND CLASS             OF CLASS      PORTFOLIO              NAME AND ADDRESS
-----------------------------------------   ----------   -------------   ---------------------------------
ING LifeStyle Moderate Growth Portfolio                                  ING USA Annuity & Life Insurance
                                              98.41%         98.41%                      Co.
                                                                                1475 Dunwoody Dr.
                                                                             West Chester, PA 19380
                                                                         ING USA Annuity & Life Insurance
                                              97.57%         97.57%                      Co.
ING LifeStyle Moderate Portfolio                                             1475 Dunwoody Dr.
                                                                          West Chester, PA 19380
                                                                         ING USA Annuity & Life Insurance
                                              98.83%         98.83%                       Co.
ING LifeStyle Growth Portfolio                                              1475 Dunwoody Dr.
                                                                             West Chester, PA 19380
ING LifeStyle Aggressive Growth Portfolio                                ING USA Annuity & Life Insurance
                                              98.93%         98.93%                      Co.
                                                                                 1475 Dunwoody Dr.
                                                                              West Chester, PA 19380


                                     ADVISER

ING Investments serves as the adviser to the LifeStyle Portfolios pursuant to a management agreement between ING Investments and the Trust ("Advisory Agreement"). ING Investment's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Investments is an Arizona corporation that is an indirect wholly-owned subsidiary ING Groep. ING Investments is registered with the SEC as an investment adviser.


ING Investments began to provide investment management services in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. On February 26, 2001, the name of the adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the adviser changed to ING Investments, LLC.


Pursuant to the Advisory Agreement, ING Investments, subject to the direction of the Board, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its LifeStyle Portfolios. The services include, but are not limited to, (i) coordinating for all LifeStyle Portfolios, at ING Investments' expense, all matters relating to the operation of the LifeStyle Portfolios, including any necessary coordination among the Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the LifeStyle Portfolios' portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the LifeStyle Portfolio, at ING Investments' expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by ING Investments of such books and records of the Trust and the LifeStyle Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by ING Investments of all federal, state, and local tax returns and reports of the Trust relating to the LifeStyle Portfolios required by applicable law; (v) preparing, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the LifeStyle Portfolios as required by applicable law in connection with the LifeStyle Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the LifeStyle Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at ING Investments' expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the LifeStyle Portfolios contemplated in the Advisory Agreement. Other responsibilities of ING Investments are described in the Prospectuses.

The Trust and ING Investments have received an exemptive order from the SEC that allows ING Investments to enter into investment sub-advisory contracts ("Sub-Advisory Agreements") and to make material changes to

Sub-Advisory Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. ING Investments remains responsible for providing general management services to each of the Portfolios, including overall supervisory responsibility for the general management and investment of each Portfolio's assets, and, subject to the review and approval of the Board, will among other things: (i) set the Portfolios' overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Portfolios' assets; (iii) when appropriate, allocate and reallocate the Portfolios' assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Portfolios' investment objectives, policies and restrictions.


ING Investments shall make its officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the LifeStyle Portfolios.


The Advisory Agreement continues in effect for an initial two-year period and from year to year thereafter with respect to each LifeStyle Portfolio so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board, and
(ii) a majority of the Trustees who are not parties to such Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Agreement may be terminated without penalty by vote of the Trustees or by the shareholders of the LifeStyle Portfolios or by ING Investments on 60 days' written notice by either party to the Advisory Agreement, and will terminate automatically if assigned as that term is defined in the 1940 Act.


As compensation for its services under the Advisory Agreement, the Trust pays ING Investments a monthly fee in arrears and is expressed as an annual percentage of the applicable LifeStyle Portfolio's average daily net assets as follows:

PORTFOLIO                                   ANNUAL ADVISORY FEE
---------                                   -------------------
ING LifeStyle Moderate Portfolio                   0.14%
ING LifeStyle Moderate Growth Portfolio            0.14%
ING LifeStyle Growth Portfolio                     0.14%
ING LifeStyle Aggressive Growth Portfolio          0.14%


TOTAL ADVISORY FEES PAID


Gross fees paid to ING Investments under the Advisory Agreement (pursuant to which ING Investments provide all services reasonably necessary for the operation of the Trust) for the fiscal years ended December 31, 2005, 2004 and 2003 are as follows. Because the LifeStyle Portfolios had not commenced operations as of the fiscal year ended December 31, 2003, no fees were paid to ING Investments under the Advisory Agreement for the fiscal year ended December 31, 2003.


PORTFOLIO                                      2005        2004     2003
---------                                   ----------   --------   ----
ING LifeStyle Moderate Portfolio            $  512,534   $ 79,429    N/A
ING LifeStyle Moderate Growth Portfolio     $1,163,130   $171,159    N/A
ING LifeStyle Growth Portfolio              $1,280,565   $174,085    N/A
ING LifeStyle Aggressive Growth Portfolio   $  612,250   $ 81,945    N/A


          INFORMATION REGARDING THE ASSET ALLOCATION COMMITTEE MEMBERS

An Asset Allocation Committee of ING Investments reviews the allocation of each Portfolio's assets. The Asset Allocation Committee is responsible for the day-to-day management of the Portfolios. No member of the Asset

Allocation Committee is solely responsible for making recommendations for portfolio purchase or sales or asset allocation recommendations.

The Asset Allocation Committee consists of the following persons: William A. Evans, CFA, Jeffrey S. Stout, FSA, and Stanley D. Vyner.

WILLIAM A. EVANS, CFA, Senior Fund Analyst, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.




JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures.




STANLEY D. VYNER is the Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING Groep's assets under management. Mr. Vyner is a non-voting member of the Committee.


OTHER ACCOUNTS MANAGED


The following table shows the number of accounts and total assets in the accounts managed by each committee member as of December 31, 2005:


                           REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                                 COMPANIES                   VEHICLES                  OTHER ACCTS
                        --------------------------   ------------------------   ------------------------
                        NUMBER OF                    NUMBER OF                  NUMBER OF
  PORTFOLIO MANAGER      ACCOUNTS    TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
---------------------   ---------   --------------   ---------   ------------   ---------   ------------
William A. Evans            5       $3,843,814,381       0            N/A           0            N/A
Jeffrey S. Stout, FSA       5       $3,843,814,381       0            N/A           0            N/A
Stanley D. Vyner            5       $3,843,814,381       0            N/A           0            N/A


There were no accounts for which the advisory fee is based on performance.

POTENTIAL CONFLICTS OF INTEREST

Potential conflicts of interest may arise in the Asset Allocation Committee Members' management of the LifeStyle Portfolios. The Asset Allocation Committee may be subject to competing interests that have the potential to influence its decision making with regard to the allocation of Portfolio assets. For example, one Underlying Fund may pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. Therefore, the Asset Allocation Committee may have an incentive to allocate Portfolio assets in a manner that benefits ING Investments' or an affiliate's interests, or the interests of an Underlying Fund in addition to or in lieu of the Portfolio's interests. In addition, the Asset Allocation Committee may believe that certain Underlying Funds may benefit from additional assets or could be harmed by redemptions. Furthermore, as described in the Prospectus, the Asset Allocation Committee may allocate Portfolio assets to the insurance company fixed contracts that are issued by ING Investments or an affiliated insurer.

COMPENSATION STRUCTURE OF ASSET ALLOCATION MEMBERS

An Asset Allocation Committee Member's compensation consists of (a) base pay in the form of a fixed annual salary; (b) bonus which is based on several factors including the individual's performance rating, the performance of the ING Groep entity that employs the Member, and the performance of ING Groep and its subsidiaries in the United States; and (c) long-term equity awards tied to the performance of the parent company, ING Groep. The Asset Allocation Committee Members each have substantial additional duties for the entity that employs him or her, or to the Board of Directors of the ING Funds. Thus, their individual performance ratings will be based in large part on services other than the Committee, although the value of the assets held in the Portfolios and the performance of the Portfolios may be a factor in a Member's job performance rating.

Based on job function, internal comparators and external market data, Asset Allocation Committee Members participate in the ING Groep Long-Term Incentive Plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

The Asset Allocation Committee Members earning $125,000 or more in base salary compensation may participate in ING Groep's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING Groep stock or at annual fixed interest rates. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

The Asset Allocation Committee Members participate in ING Groep's Pension and Retirement Plans, which are available generally to all salaried employees.

ASSET ALLOCATION MEMBERS' OWNERSHIP OF SECURITIES


The following table shows the dollar range of shares of the Lifestyle Portfolios owned by each committee member as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.



ASSET ALLOCATION COMMITTEE MEMBER   DOLLAR RANGE OF PORTFOLIO SHARES OWNED
---------------------------------   --------------------------------------
William A. Evans, CFA                                None
Jeffrey S. Stout, FSA                                None
Stanley D. Vyner                                     None



                INFORMATION ABOUT ING INVESTMENT MANAGEMENT, CO.

          ING Investment Management Co. ("ING IM") has also been engaged to act as a consultant to ING Investments. ING IM will perform tactical asset allocation analysis for ING Investments regarding the LifeStyle Portfolios. Both ING IM and ING Investments are wholly-owned indirect subsidiaries of ING Groep. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. ING IM's principal address is 230 Park Avenue, New York, New York 10169. ING IM is paid an annual consulting fee of $200,000.

                          EXPENSE LIMITATION AGREEMENT


          ING Investments has entered into an expense limitation agreement with each Portfolio, pursuant to which ING Investments has agreed to waive or limit its fees. In connection with this agreement, ING Investments will assume other expenses so that the total annual ordinary operating expenses of each Portfolio (which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio's business, and expenses of any counsel or other persons or services retained by the Portfolio's Trustees who are not "interested persons" (as defined in the 1940 Act) of ING Investments) do not exceed the limits set forth below of each Portfolio's average daily net assets, subject to possible recoupment by ING Investments within three years.

                PORTFOLIO                   ADV CLASS   CLASS I   CLASS S   SERVICE 2
-----------------------------------------   ---------   -------   -------   ---------
ING LifeStyle Moderate Portfolio              0.74%      0.14%     0.39%      0.54%
ING LifeStyle Moderate Growth Portfolio       0.74%      0.14%     0.39%      0.54%
ING LifeStyle Growth Portfolio                0.74%      0.14%     0.39%      0.54%
ING LifeStyle Aggressive Growth Portfolio     0.74%      0.14%     0.39%      0.54%


The expense limitation agreement provides that the expense limitation shall continue until May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days' prior written notice to ING Investments at its principal place of business.


                                  ADMINISTRATOR

ING Funds Services, LLC ("ING Funds Services" or "Administrator"), an affiliate of ING Investments, serves as Administrator for the LifeStyle Portfolios. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for monitoring the LifeStyle Portfolios' compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Currently, for its services under the Administration Services Agreement, ING Funds Services receives no compensation for its service to the LifeStyle Portfolios.


                          DISTRIBUTION OF TRUST SHARES


Directed Services, Inc. ("DSI") serves as each Portfolio's principal underwriter and distributor. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of the Portfolios' shares. DSI bears all expenses of providing distribution services, including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares. DSI, like ING Investments, is an indirect wholly-owned subsidiary of ING Groep, and serves as the investment adviser to certain portfolios of the Trust that are not described in this SAI. Therefore, DSI may be deemed to be an affiliate of the Portfolios. ING Investments may, from its own resources, compensate DSI for distribution services provided to the Portfolios.

The Trust currently offers the shares of its operating portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company ("ING USA") to serve as investment options for Variable Contracts issued by ING USA. DSI is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden America Life Insurance Company ("Golden American"). On January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance and Annuity Company, and USG Annuity and Life Company to form ING USA. Golden American is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly owned subsidiary of Equitable of Iowa Companies, Inc. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.

The Trustees have classified shares of each of the Portfolios into four classes:
ADV Class, Class I, Class S and Service 2 Class shares. Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, the ADV Class, Class I, Class S and Service 2 Class shares have the features described below.

The ADV Class shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum. DSI has agreed to waive a portion of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.35% (not to exceed 0.50% under the current 12b-1
Plan) in the future.

Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.


The Class S shares are not subject to an initial sales charge, contingent deferred sales charge, or a Rule 12b-1 distribution fee.

The Service 2 Class shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum. DSI has agreed to waive 0.10% of the distribution fee for Service 2 shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future.


DISTRIBUTION PLAN

The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act ("Plan") on behalf of the ADV Class and the Service 2 Class shares of the LifeStyle Portfolios ("12b-1 Portfolios").

The Plan provides that the ADV Class and the Service 2 Class shares of the 12b-1 Portfolios shall pay a distribution fee ("Distribution Fee"), for distribution services including payments to DSI, the Distributor, at annual rates not to exceed 0.50% and 0.25%, respectively, of the average daily net assets of such 12b-1 Portfolios for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The Plan was approved by all of the Trustees, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan.

Since the Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). The ADV Class and the Service 2 Class shares of the 12b-1 Portfolios, however, are not liable for any distribution expenses incurred in excess of the Distribution Fee paid. Each 12b-1 Portfolio's Service 2 shares are entitled to exclusive voting rights with respect to matters concerning the Plan.

The Plan permits the 12b-1 Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50% for the ADV Class shares and 0.25% for the Service 2 Class shares, of the average daily net assets of such 12b-1 Portfolio attributable to an insurance company's variable contract owners during that quarterly period. Expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the 12b-1 Portfolios' shares; (d) obtaining information and providing explanations to variable contract owners regarding the 12b-1 Portfolios' investment objectives and policies and other information about the 12b-1 Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the 12b-1 Portfolios; (g) personal service and/or maintenance of variable contract owners' accounts with respect to the 12b-1 Portfolios' accounts; and
(h) financing any other activity that the Board determines is primarily intended to result in the sale of the 12b-1 Portfolios' shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, cast in-person at a meeting called for that purpose. The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the 12b-1 Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the 12b-1 Portfolios without the approval of a majority of the outstanding shares of each of the 12b-1 Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The Plan was adopted because of its anticipated benefit to the 12b-1 Portfolios. These anticipated benefits include increased promotion and distribution of the 12b-1 Portfolios' shares, an enhancement in the 12b-1 Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the 12b-1 Portfolios.

SHAREHOLDER SERVICING AGREEMENT

Effective May 24, 2002, the Trust entered into a shareholder servicing agreement (the "Shareholder Servicing Agreement") on behalf of the ADV Class, Class S and Service 2 Class shares of the Trust. Under the Shareholder Services Agreement, DSI (the "Shareholder Services Agent") has agreed to provide certain services including, but not limited to, the following:

Answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Portfolios and certain other matters pertaining to the Portfolios; assist shareholders in designating or changing account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish quarterly and year-end statements and confirmations of purchases and redemptions; transmit on behalf of the Portfolios, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Portfolios; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the 12b-1 Portfolios; and provide such other related services as the Portfolios or a shareholder may request. The Shareholder Servicing Agent may subcontract with other parties for the provision of shareholder support services.

In consideration of the services provided by the Shareholder Servicing Agent pursuant to the Servicing Agreement, the Shareholder Servicing Agent receives from each 12b-1 Portfolio's ADV Class shares, Class S shares and Service 2 Class shares a fee of 0.25%, expressed as a percentage of the average daily net asset values of the Portfolio's shares.

DISTRIBUTION AND SHAREHOLDER SERVICE FEE AMOUNTS PAID


Because the ADV Class shares and Service 2 Class shares of the Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end), the Shareholder Services Agent did not receive fees from the ADV Class shares and the Service 2 Class shares of the LifeStyle Portfolios for the fiscal year ended December 31, 2005. Additionally, because the ADV Class shares and Service 2 Class shares of the Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end), the Distributor did not receive distribution fees in connection with the costs of promotion and distribution-related expenses for the ADV Class shares and the Service 2 Class shares of the LifeStyle Portfolios for the fiscal period ended December 31, 2005. Had the Distributor received said fees, it would have in turn re-allocated the 12b-1 fees it received to various affiliated Insurance Companies who offer ADV Class and Service 2 Class shares through variable annuity or variable life insurance or other qualified retirement plan products.

DISTRIBUTION FEES


                      LIFESTYLE MODERATE PORTFOLIO    LIFESTYLE MODERATE GROWTH PORTFOLIO
                    -------------------------------   -----------------------------------
                    ADV CLASS   CLASS S   SERVICE 2     ADV CLASS   CLASS S   SERVICE 2
                    ---------------------------------------------------------------------
Advertising            N/A        N/A        N/A           N/A        N/A        N/A
Printing               N/A        N/A        N/A           N/A        N/A        N/A
Salaries &             N/A        N/A        N/A           N/A        N/A        N/A
Commissions
Broker Services        N/A        N/A        N/A           N/A        N/A        N/A
Miscellaneous          N/A        N/A        N/A           N/A        N/A        N/A
Total                  N/A        N/A        N/A           N/A        N/A        N/A



DISTRIBUTION FEES


                       LIFESTYLE GROWTH PORTFOLIO     LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
                    -------------------------------   -------------------------------------
                    ADV CLASS   CLASS S   SERVICE 2      ADV CLASS   CLASS S   SERVICE 2
                    -----------------------------------------------------------------------
Advertising            N/A        N/A        N/A            N/A        N/A        N/A
Printing               N/A        N/A        N/A            N/A        N/A        N/A
Salaries &             N/A        N/A        N/A            N/A        N/A        N/A
Commissions
Broker Services        N/A        N/A        N/A            N/A        N/A        N/A
Miscellaneous          N/A        N/A        N/A            N/A        N/A        N/A
Total                  N/A        N/A        N/A            N/A        N/A        N/A




SHAREHOLDER SERVICES FEES



                PORTFOLIOS                  SHAREHOLDER SERVICES AGREEMENT
-----------------------------------------   ------------------------------
                                                  2005   2004   2003
                                                  ------------------
ING LIFESTYLE MODERATE PORTFOLIO
ADV Class                                          N/A    N/A    N/A
Class S(1)                                         N/A    N/A    N/A
Service 2                                          N/A    N/A    N/A

ING LIFESTYLE MODERATE GROWTH PORTFOLIO
ADV Class                                          N/A    N/A    N/A
Class S(1)                                         N/A    N/A    N/A
Service 2                                          N/A    N/A    N/A

ING LIFESTYLE GROWTH PORTFOLIO
ADV Class                                          N/A    N/A    N/A
Class S(1)                                         N/A    N/A    N/A
Service 2                                          N/A    N/A    N/A

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
ADV Class                                          N/A    N/A    N/A
Class S(1)                                         N/A    N/A    N/A
Service 2                                          N/A    N/A    N/A




(1) Effective April 28, 2006, the Service 1 Class shares of the LifeStyle Portfolios were re-designated as Class S shares. The former Service 1 Class shares of the LifeStyle Portfolios did not have a shareholder services fee. Effective April 28, 2006 the re-designated Class S shares of the LifeStyle Portfolios have a shareholder services fee. Prior to April 28, 2006, the LifeStyle Portfolios charged no shareholder services fees, but invested in the Class S shares of the Underlying Funds that do charge a shareholder services fee. Effective April 28, 2006, the LifeStyle Portfolios are charging a shareholder services fee but will invest in the Class I shares of the Underlying Funds that do not charge a shareholder services fee. The will have the effect of "moving" the shareholder services fees from the Underlying Funds to the Portfolios.

                                 CODE OF ETHICS

The LifeStyle Portfolios, ING Investments, and DSI have adopted a code of ethics ("Code of Ethics" or written supervisory procedures) governing personal trading activities of all Trustees, officers of the LifeStyle Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each LifeStyle Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the LifeStyle Portfolios that may arise from personal trading of securities that may be purchased or held by the LifeStyle Portfolios or the LifeStyle Portfolios' shares. The Code of Ethics also prohibits short-term trading of each Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the LifeStyle Portfolios' Compliance Officer or his or her designee and to report all transactions on a regular basis.

          DISCLOSURE OF THE LIFESTYLE PORTFOLIOS' PORTFOLIO SECURITIES

Each Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios' annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Portfolios post their portfolio holdings schedule on ING Groep's website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (e.g., each Portfolio will post its quarter-ending June 30 holdings on August 1).

The Portfolios also compile a list composed of their ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING Groep's website, on the tenth day of the month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolios' shares and most third parties may receive the Portfolios' annual or semi-annual shareholder reports, or view on ING Groep's website, the Portfolios' portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING Groep's website, the Portfolios may provide their portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolios have a legitimate business purpose for doing so. Unless otherwise noted below, a Portfolio's disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Portfolios' disclosure of their portfolio holdings may include disclosure:

     - To the Portfolios' independent registered public accounting firm, named herein, for use in providing audit opinions;

     - To financial printers for the purpose of preparing the Portfolios' regulatory filings, on an as-needed basis;

     -    For the purpose of due diligence regarding a merger or acquisition;

     - To a new adviser or sub-adviser prior to the commencement of its management of the Portfolios;

     - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such agencies may receive more raw data from the Portfolio than is posted on the Portfolios' website;

     - To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Underlying Funds;

     - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; or

     - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios' shareholders;

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information


The Portfolios' Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Portfolios' portfolio securities is in the best interests of the Portfolios' shareholders, including procedures to address conflicts between the interests of the Portfolios' shareholders, on the one hand, and those of the Portfolios' adviser, principal underwriter or any affiliated person of the Portfolios, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolios' administrator to implement the Board's policies and direct administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of a Portfolio's shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of ING Investments, principal underwriter and their affiliates. The Board has authorized the senior officers of the LifeStyle Portfolios' administrator to authorize the release of the LifeStyle Portfolios' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios' administrator reports quarterly to the Board regarding the implementation of the Policies.


     The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios' portfolio holdings:

                                                           TIME LAG BETWEEN
                                                          DATE OF INFORMATION
                                                         AND DATE INFORMATION
         PARTY                  PURPOSE      FREQUENCY          RELEASED
-----------------------------------------------------------------------------
Institutional Shareholder   Proxy Voting     Daily       None
Services, Inc.              & Class Action
                            Services

Charles River Development   Compliance       Daily       None

     All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Portfolios' Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING Groep's Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios' Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

                             PROXY VOTING PROCEDURES


The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios' portfolio securities. The procedures provide that funds-of-funds, including the Portfolios, will "echo" vote their interests in Underlying Funds. This means that, if a Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion all other shareholders in the Underlying Fund voted their interests. The procedures delegate to ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to ING Investments, the Board has also approved ING Investments' proxy voting procedures, which require ING Investments to vote proxies in accordance with the Portfolios' proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. In addition, the Board established the Valuation, Proxy and Brokerage Committee to oversee the implementation of the Portfolios' proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Portfolios, including procedures of ING Investments, is attached hereto as Appendix B. No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds' website (http://www.ingfunds.com) or by accessing the SEC's EDGAR database (http://www.sec.gov).

                     PORTFOLIO TRANSACTIONS AND BROKERAGE(1)


The Advisory Agreement authorizes ING Investments to select the brokers or dealers that will execute the purchase and sale of investment securities for each Portfolio. In all purchases and sales of securities for the portfolio of a Portfolio, the primary consideration is to obtain the most favorable execution available. Pursuant to the Advisory Agreement, ING Investments determines, subject to the instructions of and review by the LifeStyle Portfolios' Board, which securities are to be purchased and sold by a Portfolio and which brokers are to be eligible to execute portfolio transactions of a Portfolio. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of ING Investments, a better price and execution can otherwise be obtained by using a broker for the transaction.


In placing portfolio transactions, ING Investments is required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm's risk in positioning a block of securities, and other factors. ING Investments may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios, and not ING Investments.


In selecting a broker-dealer, ING Investments will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. ING Investments may also take into account the quality of research and related services that can be provided by a broker-dealer, provided ING Investments makes a good faith determination that the broker commissions paid by the Portfolios is reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), ING Investments may cause a Portfolio to pay a broker-dealer which provides "brokerage and research services" (ad defined in the 1934 Act) to ING Investments commissions for effecting a securities transaction for a Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.


For many years, it has been a common practice for investment managers to receive research services from broker-dealers that execute portfolio transactions for the clients of ING Investments. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, ING Investments may receive research services from broker-dealers with which ING Investments places a Portfolio's securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and ING Investments does not bear the expense of these services if provided by a broker-dealer that executes trades for a Portfolio, and the advisory fee paid to ING Investments is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value to ING Investments in advising a Portfolio and other clients, although not all of the research services received by ING Investments will necessarily be useful and of value in managing a particular Portfolio. The availability of research services from a

----------
(1) For purposes of this section, the discussion relating to investment decisions made by the investment adviser with respect to a Portfolio also includes investment decisions made by a sub-adviser with respect to an Underlying Fund. For convenience, only the terms adviser and Portfolio are used.

broker-dealer may influence the selection of a broker-dealer by ING Investments for the execution of securities transactions for a Portfolio. In addition, in negotiating commissions with a broker, the Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by ING Investments to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.


In negotiating commissions with a broker, the LifeStyle Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by ING Investments to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

Portfolio transactions may be executed by brokers affiliated with the ING Groep or ING Investments, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in comparable transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to the rules adopted by the National Association of Securities Dealers, Inc. ("NASD").

Purchases of securities for a Portfolio also may be directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

Some securities considered for investment by a Portfolio may also be appropriate for their clients served by that Portfolio's Adviser. If the purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients serviced by ING Investments is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and ING Investments' other clients in a manner deemed fair and reasonable by ING Investments. Although there is no specified formula for allocating such transactions, the various allocation methods used by ING Investments, and the results of such allocations, are subject to periodic review by the Board. To the extent any of the Portfolios seek to acquire the same security at the same time, one or more of the Portfolios may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Portfolio is concerned.

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. Each Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While ING Investments generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available. Each Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolios. By allocating transactions in this manner, ING Investments is able to supplement its research and analysis with the views and information of other securities firms.

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.


No brokerage commissions were paid by the LifeStyle Portfolios for the fiscal year ended December 31, 2005 or 2004. In addition, because the LifeStyle Portfolios had not commenced operations as of the fiscal year ended

December 31, 2003, no brokerage commissions were paid by the LifeStyle Portfolios for the fiscal year ended December 31, 2003.






For the fiscal year ended December 31, 2005, no commissions were paid with respect to portfolio transactions paid to brokers for research services.






As noted above, ING Investments may purchase new issues of securities for a Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide ING Investments with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit a Portfolio and other clients of ING Investments without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.


In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by ING Investments. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.

On occasions when ING Investments deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser), ING Investments, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by ING Investments in the manner it considers to be equitable and consistent with its fiduciary obligations to a Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Portfolio.

Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

ING Investments may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of ING Investments where, in the judgment of ING Investments, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers. Pursuant to SEC Rules, a broker-dealer that is an affiliate of ING Investments may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or ING Investments, and if there is in effect a written contract between ING Investments and the Trust expressly permitting the affiliated broker-dealer or ING Investments to receive and retain such compensation. The Agreement provides that ING Investments may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.


SEC rules further require that commissions paid to such an affiliated broker-dealer or ING Investments by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of ING Investments as of December 31, 2005: ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options

(Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.


Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.




For the fiscal years ended December 31, 2005 and 2004, the Portfolio did not pay any affiliated brokerage commissions.

ING Investments may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolios a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of that Portfolio. These commission recapture payments benefit the Portfolios, and not ING Investments.

During the fiscal year ended December 31, 2005, none of the Portfolios acquired securities of their regular broker dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.

                               PORTFOLIO TURNOVER

A change in securities held in the portfolio of a Portfolio is known as "portfolio turnover" and may involve the payment by a Portfolio of dealer mark-ups of brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios.

                                 NET ASSET VALUE

As noted in the Prospectuses, the net asset value ("NAV") and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Portfolio shares will not be priced on these days. On those days, securities held by an Underlying Fund may nevertheless be actively traded, and the value of a Portfolio's shares could be indirectly affected. As a general matter, the LifeStyle Portfolios do not invest directly in securities. However, the following information describes the calculation of NAV for the Underlying Funds and the LifeStyle Portfolios.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and therefore assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See the "Net Asset Value" in the "Information for Investors" section of the Prospectuses. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the LifeStyle Portfolios' Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to a Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

The value of the foreign securities traded on an exchange outside the United States is generally based upon its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days which the NYSE is not open. Consequently, the calculation of an Underlying Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that the Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Underlying Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.


The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. A Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to a Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

                             PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield and the total return of the LifeStyle Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

Quotations of yield for the LifeStyle Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

          YIELD = 2 [((a-b)/cd + 1)^ TO THE POWER OF 6 - 1]

where,

          a = dividends and interest earned during the period,

          b = expenses accrued for the period (net of reimbursements),

          c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

          d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T) ^ TO THE POWER OF n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

The following are the LifeStyle Portfolios' average annual total returns for the periods indicated for each year ended December 31:

                                                                  SINCE      DATE OF
           PORTFOLIO              1 YEAR   5 YEARS   10 YEARS   INCEPTION   INCEPTION
           ---------              ---------------------------------------------------
ING LIFESTYLE MODERATE
ADV Class(1)                        N/A      N/A        N/A         N/A        N/A
Class I(1)                          N/A      N/A        N/A         N/A        N/A
Class S                            5.36%     N/A        N/A        8.60%      5/3/04
Service 2 Class(1)                  N/A      N/A        N/A         N/A        N/A
ING LIFESTYLE MODERATE GROWTH
ADV Class(1)                        N/A      N/A        N/A         N/A        N/A
Class I(1)                          N/A      N/A        N/A         N/A        N/A
Class S                            5.80%     N/A        N/A        9.84%      5/3/04
Service 2 Class(1)                  N/A      N/A        N/A         N/A        N/A

ING LIFESTYLE GROWTH
ADV Class(1)                        N/A      N/A        N/A         N/A        N/A
Class I(1)                          N/A      N/A        N/A         N/A        N/A
Class S                            6.81%     N/A        N/A       11.21%      5/3/04
Service 2 Class(1)                  N/A      N/A        N/A         N/A        N/A

ING LIFESTYLE AGGRESSIVE GROWTH
ADV Class(1)                        N/A      N/A        N/A         N/A        N/A
Class I(1)                          N/A      N/A        N/A         N/A        N/A
Class S                            7.77%     N/A        N/A       12.59%      5/3/04
Service 2 Class(1)                  N/A      N/A        N/A         N/A        N/A


(1) ADV Class, Class I and Service 2 Class shares had not commenced operations as of December 31, 2005 and therefore do no have a full calendar year of performance.

Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500 Index and the Merrill Lynch U.S. High Yield BB-B Rated Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including
(i) the ranking of any LifeStyle Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on a portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a portfolio of the Trust (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning ING Investments or affiliates of the Trust, including (i) performance rankings of other mutual funds managed by ING Investments, or the individuals employed by ING Investments who exercise responsibility for the day-to-day management of a portfolio of the Trust, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by ING Investments, including information related to the selection and monitoring of ING Investments. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a portfolio is intended, based upon each portfolio's investment objectives.

In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Account will take such charges into account. Performance information for a Portfolio reflects only the performance of a hypothetical investment in the portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of a Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      TAXES


Shares of the LifeStyle Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to the Portfolios' Advisers and its affiliates in connection with the creation or management of a Portfolio. Shares will generally not be offered to other investors.

Each Portfolio qualified and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Code. To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or net income derived from an interest in a publicly held partnership, other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

Each Portfolio must comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). Because Section 817(h) and the underlying regulations treat the assets of the Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within thirty (30) days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other RICs. Failure of a Portfolio either to qualify as a RIC or to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided that the shares of such regulated investment company are generally held only by segregated asset accounts of insurance companies and certain fund managers in connection with the creation or management of the Portfolio (a "Closed Fund").

If the segregated asset account upon which a variable contract is based is not "adequately diversified" under the foregoing rules for each calendar quarter, then (a) the variable contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not "adequately diversified" and (b) the holders of such contract must include as ordinary income, "the income on the contract" for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a "life insurance contract" under the Code. The "income on the contract" is, generally the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year. In addition, if a Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.


For a variable life insurance contract or a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of "investor control" the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the LifeStyle Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio. You may not select or direct the purchase or sale of a particular investment of a Portfolio. All investment decisions concerning the Portfolios must be made by the sub-adviser for such Portfolio in his or her sole and absolute discretion, and not by the contract owner. Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a sub-adviser or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities. Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts. You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.

If a Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts and by certain qualified pension plans. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies by the Underlying Funds, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the LifeStyle Portfolios. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

Foreign Investments -- Underlying Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in Underlying Funds that invest in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

Certain Underlying Funds may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. An Underlying Fund investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of an Underlying Fund making such investments. Owners of Variable Contracts investing in Portfolios that invest in such an Underlying Fund would indirectly bear the cost of these taxes and interest charges. In certain cases, an Underlying Fund that invests in PFICs may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Underlying Fund. However, no assurance can be given that such elections can or will be made.

Real Estate Investment Trusts - Certain Underlying Funds may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of a Portfolio's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Cod as an "excess inclusion") will be subject to U.S. federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a RIC, such as the Portfolios and the Underlying Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a 'disqualified organization' (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the LifeStyle Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

                                OTHER INFORMATION

CAPITALIZATION


The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 63 different investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights, or subscription rights. In liquidation of a portfolio of the Trust, each shareholder is entitled to receive his or her PRO RATA share of the net assets of that portfolio. All of the Portfolios discussed in this SAI are diversified.


On May 1, 2003, the Trust's name was changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

VOTING RIGHTS

Shareholders of the Lifestyle Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

PURCHASE OF SHARES


Shares of the Lifestyle Portfolios may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance company separate accounts that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.


If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

Shares of each Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES


Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose separate account invests in a Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.


If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

EXCHANGES

Shares of the same class of any one portfolio of the Trust may be exchanged for shares of the same class of any of the other investment portfolios of the Trust. Exchanges are treated as a redemption of shares of one portfolio of the Trust and a purchase of shares of one or more of the other portfolios of the Trust and are effected at the respective NAVs per share of each portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the portfolios, and should refer to the Prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in a portfolio of the Trust.


The Trust reserves the right to discontinue offering shares of one or more portfolios at any time. In the event that a portfolio ceases offering its shares, any investments allocated by an insurance company to such portfolio will be invested in the Liquid Assets Portfolio of the Trust or any successor to such portfolio.


CUSTODIAN

The Bank of New York, One Wall Street, New York, NY, 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for the Portfolios.

TRANSFER AGENT

DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121, serves as the transfer agent and dividend-paying agent to the Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street Boston, MA 02110, has been appointed as the Trust's independent registered public accounting firm. KPMG LLP audits the financial statements of the Trust and provides other audit, tax, and related services.

LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

This SAI and the accompanying Prospectuses do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

Financial statements for the LifeStyle Portfolios for the fiscal year ended December 31, 2005 are included in the Portfolios' annual shareholder report and are incorporated by reference in this SAI and may be obtained without charge by contacing the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258,
(800) 366-0066.

                                   APPENDIX A

                           DESCRIPTION OF BOND RATINGS

   Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

     Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

     Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:

     AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

     S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

  DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

     Moody's ratings for municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

           DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the 1933 Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

     PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

     AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

     BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

     D: Debt rated "D" is in default, and repayment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

     SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

     An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

               APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES

                                    APPENDIX B

                                    ING FUNDS

                                   ----------

                     PROXY VOTING PROCEDURES AND GUIDELINES

                          EFFECTIVE DATE: JULY 10, 2003
                          REVISION DATE: MARCH 16, 2006

                                   ----------

I.     INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.    VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.   DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.    APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage

Committee at its next regularly scheduled meeting.

V.     VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

       A.   Routine Matters

       The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

       B.   Matters Requiring Case-by-Case Consideration

       The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

       Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

       Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation, the Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

       The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

            1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

            In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

            2.   NON-VOTES: Votes in Which No Action is Taken

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group's review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders' interests is likely.

            Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

            Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

            3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

            If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures). Upon Counsel's finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

            If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

            4.   Referrals to a Fund's Valuation, Proxy and Brokerage Committee

            A Fund's Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

            The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

            The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.    CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.   REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES


                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                                   ----------

                             PROXY VOTING PROCEDURES

                                   ----------

I.     INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

II.    ROLES AND RESPONSIBILITIES

       A.   Proxy Coordinator

       The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

       Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

       Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

       B.   Agent

       An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

       The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation, Proxy and Brokerage Committee ("Committee").

       The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

       Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

       C.   Proxy Group

       The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

       A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund's Procedures and Guidelines.

       A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

       For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

       If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

       If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

       The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

       D.   Investment Professionals

       The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III.   VOTING PROCEDURES

       A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

       B.   Routine Matters

       The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

       C.   Matters Requiring Case-by-Case Consideration

       The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

       Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

       Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation, the Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

            1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

            In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

            2.   NON-VOTES: Votes in Which No Action is Taken

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group's review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders' interests is likely.

            Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

            Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

            3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

            4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.    ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

       A.   Assessment of the Agent

            The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

            Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

       B.   Conflicts of Interest

            The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

            In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

            For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

            The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.     REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

          NAME                                        TITLE OR AFFILIATION
Stanley D. Vyner            Chief Investment Risk Officer and Executive Vice President, ING
                            Investments, LLC

Todd Modic                  Senior Vice President, ING Funds Services, LLC and ING Investments, LLC;
                            and Chief Financial Officer of the ING Funds

Maria Anderson              Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos                Proxy Coordinator for the ING Funds and Manager - Special Projects, ING
                            Funds Services, LLC

Julius Drelick              Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.     Counsel, ING Americas US Legal Services

Steve Wastek, Esq.          Counsel, ING Americas US Legal Services


Effective as of May 27, 2005

                                    EXHIBIT 3
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

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                    PROXY VOTING GUIDELINES OF THE ING FUNDS

                                   ----------

I.     INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.    GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

1.     THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such independent outside director nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee in connection with poison pill considerations (E.G., failure to remove restrictive features or ensure expiration or submission to shareholders for vote) only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon WITHHOLD votes representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect", generally DO NOT WITHHOLD support from nominees who sit on the compensation committee or from the pay package recipient. If the Agent has raised other considerations regarding compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee and served during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist regarding such fees, E.G., that remuneration for the non-audit work is so lucrative as to taint the auditor's independence or is excessive in connection with the level and type of services provided.

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence. When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to WITHHOLD or vote FOR nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees who sit on up to (and including) seven public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be four, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified. Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders' rights. Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.
Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors. Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).
Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.
Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.
Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:
     (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
     (2)  Only if the director's legal expenses would be covered.

2.     PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.     AUDITORS

RATIFYING AUDITORS

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.     PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.
In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

TIME-PHASED VOTING

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board. Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.     TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

AMENDMENTS TO CORPORATE DOCUMENTS

Unless recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger, generally, vote AGAINST proposals seeking to remove shareholder approval requirements by (1) moving article provisions to portions of the charter not requiring shareholder approval or (2) in corporate structures such as holding companies, removing provisions in an active subsidiary's charter that provide voting rights to parent company shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested. Generally, vote AGAINST proposals for charter amendments that may support board entrenchment, particularly if the proposal is bundled or the board is classified.
Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

6.     MISCELLANEOUS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

    - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
    -  If the dissidents agree, the policy remains in place.
    - If the dissidents do not agree, the confidential voting policy is waived. Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

MAJORITY VOTING STANDARD

Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.     CAPITAL STRUCTURE

Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis. Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (E.G., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds or those in excess but meeting Agent's qualitative standards, but consider on a

       CASE-BY-CASE basis those requests failing the Agent's review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds or those in excess but meeting Agent's qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures, but consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).
Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights, and consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.
Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.     EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.
    - Generally, vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it.
    - Consider plans CASE-BY-CASE if Agent suggests cost assessment may not be possible due to the issuer's method of disclosing shares allocated to the plan(s).
    - Generally, vote FOR plans with costs within the cap if the considerations raised by the Agent pertain solely to equity compensation burn rate or pay for performance.

    -  Generally, vote AGAINST plans administered by potential grant recipients.
    - Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

RESTRICTED STOCK PLANS

Consider proposals for restricted stock plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements. Plans that do not meet the Agent's criteria in this regard may be supported, but vote AGAINST if disclosure is provided regarding neither vesting nor performance requirements.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms. Generally, vote FOR proposals that meet the Agent's criteria for acceptable repricing/replacement transactions, except that burn rate considerations raised by the Agent shall not be grounds for withholding support. Vote AGAINST compensation plans that (1) permit or may permit (E.G., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing/replacement transactions that do not meet the Agent's criteria (except regarding burn rate as noted above), or (3) give the board sole discretion to approve option repricing/replacement programs.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent's threshold. DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

    AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE
    FEATURES

    Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

    Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

    Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

    APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

    Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote AGAINST shareholder proposals that seek disclosure beyond regulatory requirements of the remuneration of individuals other than senior executives and directors. However, vote AGAINST shareholder proposals that seek such disclosure if providing it would be out of step with market practice and potentially disruptive to the business.
Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, including "claw back" recoupments.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements. Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange. Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.     STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.    MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach to evaluating such proposals.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.    MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.    SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.    GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate. For purposes of these global Guidelines, "AGAINST" shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (E.G., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:
    -  the opening of the shareholder meeting
    -  that the meeting has been convened under local regulatory requirements
    -  the presence of quorum
    -  the agenda for the shareholder meeting
    -  the election of the chair of the meeting
    -  the appointment of shareholders to co-sign the minutes of the meeting
    -  regulatory filings (E.G., to effect approved share issuances)
    - the designation of inspector or shareholder representative(s) of minutes of meeting
    - the designation of two shareholders to approve and sign minutes of meeting
    -  the allowance of questions
    -  the publication of minutes
    -  the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent's recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent's standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in Canada and tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent. For issuers in other global markets, generally follow Agent's standards for withholding support from non-independent directors excluding the CEO if the board is non-majority independent.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:
    -  bundled slates of nominees in (Hong Kong or France);
    -  simultaneous reappointment of retiring directors (South Africa);
    - in markets with term lengths capped by legislation, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or
    - nominees whose names are not disclosed in advance of the meeting (Hong Kong or South Africa).

Consider nominees for which the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis.

For markets such as the tax havens, Canada, Australia, South Africa and Malaysia (and for outside directors in South Korea) in which nominees' attendance records are adequately disclosed, the Funds' U.S. Guidelines with respect to director attendance shall apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds' U.S. Guidelines with respect to director elections shall apply.

BOARD STRUCTURE

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.

INDEPENDENT STATUTORY AUDITORS

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees. Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

NOMINATING COMMITTEE

Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES

With respect to Japanese companies, generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served. If Agent raises scandal or internal control considerations, generally vote AGAINST bonus proposals only for nominees whom a Fund is also voting AGAINST for that reason.

STOCK OPTION PLANS FOR INDEPENDENT INTERNAL STATUTORY AUDITORS

With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, votes with respect to compensation plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach to evaluating such plans, which in the United Kingdom involves use of a compensation valuation model to evaluate the cost of stock-based compensation plans, and in other markets, the calculation of dilution under a company's share plans and analysis of plan features.

SHARES RESERVED FOR EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent's methodology, including classification of a company's stage of development as growth or mature and the corresponding determination as to reasonability of the share requests. Generally, vote AGAINST equity compensation plans (E.G., option, warrant, restricted stock or employee share purchase plans), the issuance of shares in connection with such plans, or related management proposals that:
    -  exceed Agent's recommended dilution limits;
    - provide deep or near-term discounts to executives or directors, unless discounts to executives are adequately mitigated by long-term vesting requirements (E.G., Japan);
    -  are administered by potential grant recipients;
    - permit financial assistance in the form of interest-free, non-recourse loans in connection with executive's participation;
    - for restricted stock plans, provide no disclosure regarding vesting or performance criteria (provided that plans with disclosure in one or both areas, without regard to Agent's criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);
    - allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent's approach to evaluating such plans;
    - provide for terms or participation that is markedly out of line with market practice;

    - provide for retesting in connection with achievement of performance hurdles unless the Agent's analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the amount of compensation subject to retesting is DE MINIMIS as a percentage of overall compensation or relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans or the related issuance of shares that (1) do not suffer from the defects noted above or (2) otherwise meet the Agent's tests if the considerations raised by the Agent pertain solely to performance hurdles or the company's rationale in support of the plan or its participants.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

REMUNERATION REPORTS

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting (1) practices or features not supported under these Guidelines (2) financial assistance or retesting under the conditions described above, or (3) provisions for retirement benefits to outside directors, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (E.G., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Except as described above, consider provisions Agent raises with concern regarding severance/termination payments, contract or notice periods, "leaver" status and vesting or performance criteria on a CASE-BY-CASE basis.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

The Funds' U.S. Guidelines with respect to such shareholder proposals shall apply.

GENERAL SHARE ISSUANCES

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent's practice to vote FOR general issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital and those without preemptive rights to a maximum of 20 percent of currently issued capital.
Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company's rationale.
Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), or to grant rights to acquire shares, in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval.

INCREASES IN AUTHORIZED CAPITAL

Unless otherwise provided for herein, voting decisions should generally be based on the Agent's approach, as follows:
Generally, vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital, unless:
    - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or
    - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

PREFERRED STOCK

Unless otherwise provided for herein, voting decisions should generally be based on the Agent's approach, including:
    - Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
    - Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent's guidelines on equity issuance requests.
    - Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

POISON PILLS/PROTECTIVE PREFERENCE SHARES

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover issuances that do not meet the Agent's standards, but generally DO NOT VOTE AGAINST director nominees or remuneration in connection with poison pill considerations raised by the Agent.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS

Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, except with respect to securities held by dividend-oriented Funds, which should generally follow Agent's recommendations AGAINST payouts deemed too low according to Agent's methodology.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

APPROVAL OF DONATIONS

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
    -  it is editorial in nature;
    -  shareholder rights are protected;
    -  there is negligible or positive impact on shareholder value;
    - management provides adequate reasons for the amendments or the Agent otherwise supports management's position; or
    -  the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
    - Generally vote FOR management proposals to amend a company's articles to expand its business lines.
    - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.
    - If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company's articles to authorize the Board to vary the annual meeting record date.
    - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS

In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                               ING INVESTORS TRUST
                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                                 1-800-366-0066

                       STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 28, 2006


                       ING MARKETSTYLE MODERATE PORTFOLIO

                    ING MARKETSTYLE MODERATE GROWTH PORTFOLIO

                        ING MARKETSTYLE GROWTH PORTFOLIO

                             ING MARKETPRO PORTFOLIO

              Adviser Class, Institutional Class, Service Class and
                             Service 2 Class Shares


This Statement of Additional Information ("SAI") relates to the series listed above (each, a "Portfolio," and collectively, the "Portfolios") of ING Investors Trust ("Trust"). A prospectus or prospectuses (each, a "Prospectus" and collectively, the "Prospectuses") for the Portfolios that provides the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or from the Portfolios' principal underwriter, Directed Services, LLC at the address written above. This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses dated April 28, 2006, which have been filed with the U.S. Securities and Exchange Commission ("SEC"). Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.


The information in this SAI expands on information contained in the Prospectuses and any supplements thereto. The Portfolios' financial statements and the independent registered public accounting firm's report thereon, included in the annual shareholder report dated December 31, 2005, are incorporated herein by reference. Copies of the Portfolios' Prospectuses and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Trust at the address or phone number written above.


Shares of the Portfolios are sold to insurance company separate accounts, so that the Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies ("Variable Contracts"). The Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and any investment adviser to the Portfolios as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolios. Shares of the Portfolios are currently offered to separate accounts ("Variable Accounts") of insurance companies that are subsidiaries of ING Groep N.V. For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your variable Contract

                                                                      [ING LOGO]

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                                TABLE OF CONTENTS


INTRODUCTION                                                                      1
HISTORY OF THE TRUST                                                              1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES                               1
INVESTMENT RESTRICTIONS                                                          45
   FUNDAMENTAL INVESTMENT RESTRICTIONS                                           45
MANAGEMENT OF THE TRUST                                                          47
   INFORMATION ABOUT THE TRUSTEES                                                48
   INFORMATION ABOUT THE TRUST'S OFFICERS                                        51
   SHARE OWNERSHIP POLICY                                                        54
   TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS                                54
   BOARD COMMITTEES                                                              56
       Valuation, Proxy and Brokerage Committee                                  56
       Executive Committee                                                       56
       Nominating Committee                                                      56
       Audit Committee                                                           56
       Investment Review Committee                                               57
       Compliance Committee                                                      57
       Contracts Committee                                                       57
       Frequency of Board Meetings                                               57
       Compensation of Trustees                                                  57
   OWNERSHIP OF SHARES                                                           60
   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS                                    60
   ING INVESTMENTS                                                               61
       Information About the ING Investments                                     61
       Adviser Agreement                                                         61
       Expense Limitation Agreement                                              62
   ADMINISTRATOR                                                                 62
   DISTRIBUTOR                                                                   63
   CODE OF ETHICS                                                                63
   DISCLOSURE OF THE MARKETSTYLE PORTFOLIOS' PORTFOLIO SECURITIES                63
   PROXY VOTING PROCEDURES                                                       65
PORTFOLIO TRANSACTIONS AND BROKERAGE                                             65
   INVESTMENT DECISIONS                                                          65
   BROKERAGE AND RESEARCH SERVICES                                               66
       Portfolio Turnover                                                        68
NET ASSET VALUE                                                                  68
PERFORMANCE INFORMATION                                                          70
TAXES                                                                            71
OTHER INFORMATION                                                                74
   CAPITALIZATION                                                                74
   VOTING RIGHTS                                                                 74
   PURCHASE OF SHARES                                                            74
   REDEMPTION OF SHARES                                                          75
   EXCHANGES                                                                     75
   CUSTODIAN                                                                     75
   TRANSFER AGENT                                                                75
   INDEPENDENT AUDITORS                                                          76
   LEGAL COUNSEL                                                                 76
   REGISTRATION STATEMENT                                                        76
FINANCIAL STATEMENTS                                                             76
APPENDIX A: DESCRIPTION OF BOND RATINGS                                         A-1
APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES                              B-1

                                  INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectuses for the Adviser ("ADV Class"), Institutional ("Class I"), Service ("Class S"), and Service 2 Class shares of the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Portfolios' securities and investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectuses and are not repeated herein. Unless otherwise noted, a Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses or this SAI that the investment adviser, ING Investments, LLC ("ING Investments"), the MarketStyle Portfolios' sub-adviser, ING Investment Management Co. ("ING IM") or a sub-adviser to an Underlying Fund reasonably believes is compatible with the investment objectives and policies of that Portfolio. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses Terms not defined herein have the meanings given to them in the Prospectus.

                              HISTORY OF THE TRUST

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 63 investment Portfolios. The Trust is an open-end management investment company authorized to issue multiple Portfolios and classes of shares, each with different investment objectives, policies and restrictions. This SAI pertains only to the following four Portfolios: ING MarketStyle Moderate Portfolio, ING MarketStyle Moderate Growth Portfolio, ING MarketStyle Growth Portfolio, and ING MarketPro Portfolio.

Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Portfolios normally invest all of their assets in shares of other ING mutual funds ("Underlying Funds"), as described in the Prospectuses. The investment techniques described below may be pursued directly by the Underlying Funds. As a general matter, the Portfolios do not invest directly in securities. However, the Portfolios are subject to the risks described below indirectly through their investment in the Underlying Funds.

FIXED-INCOME INVESTMENTS

U.S. GOVERNMENT SECURITIES

U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing Administration debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal

National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Portfolio will invest in securities of such agencies or instrumentalities or when adviser or sub-adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

Several of the Underlying Funds may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

MUNICIPAL SECURITIES

Certain of the Underlying Funds may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

     MORAL OBLIGATION SECURITIES

     Certain of the Underlying Funds may invest in moral obligation securities. Municipal securities may include "moral obligation" securities, which are usually issued by special purpose public authorities. A moral obligation bond is a type of state-issued municipal bond which is backed by a moral, not a legal obligation. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality, which created the issuer.

     MUNICIPAL LEASE OBLIGATIONS

     Certain of the Underlying Funds may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. They may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities. An Underlying Fund may attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the sub-adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

     SHORT-TERM MUNICIPAL OBLIGATIONS

     Certain of the Underlying Funds may invest in short-term municipal obligations. These securities include the following:

     Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

     Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

     Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

     Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.

     Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS

     Certain of the Underlying Funds may invest in industrial development and pollution control bonds. Tax-exempt industrial development bonds and pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES

Certain of the Underlying Funds may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs").

Certain of the Underlying Funds may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying municipal bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

Custodial receipts and trust certificates may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuers of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain of the Underlying Funds also may invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt the Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, an Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments by the Underlying Funds are based on the opinion of counsel to the sponsors of the instruments.

CORPORATE DEBT SECURITIES

Certain of the Underling Funds may invest in corporate debt securities, as stated in the Underlying Funds' investment objectives and policies in the relevant Prospectuses or SAIs. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Some Underlying Funds may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor's Rating Corporation ("Standard & Poor's" or "S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by S&P or Moody's, of equivalent quality as determined by the sub-adviser. Another Underlying Fund may invest in debt securities that are rated Baa3 or better by Moody's or BBB- or better by S&P, if not rated by S&P or Moody's, of equivalent quality as determined. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Underlying Fund will not accrue any income on these securities prior to delivery. The Underlying Fund will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody's Investors Service ("Moody's") or Standard and Poor's do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the sub-adviser of the Underlying Fund.

FLOATING OR VARIABLE RATE INSTRUMENTS

Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A Portfolio would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by a Portfolio. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of bonds, a Portfolio obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

HIGH YIELD BONDS

Certain of the Underling Funds may invest in high yield bonds. "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa by Moody's or BBB by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio that invests in an Underlying Fund that holds high yield securities in its portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of an Underlying Fund to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Underlying Fund may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. There are also special tax considerations associated with investing in high yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Underlying Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Underlying Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.

PARTICIPATION ON CREDITORS COMMITTEES

Certain of the Underlying Funds may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund. Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Underlying Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by an Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund will participate on such committees only when the sub-adviser believes that such participation is necessary or desirable to enforce the Underlying Fund's rights as a creditor or to protect the value of securities held by the Underlying Fund.

BRADY BONDS

Certain of the Underlying Funds may invest in Brady Bonds. "Brady Bonds" are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation's reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by an Underlying Fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Underlying Fund.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

Certain of the Underlying Funds may invest in (1) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations ("S&Ls"). Certain of the Underlying Funds also may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See "Foreign Securities" discussion in this SAI for further information regarding risks attendant with investment in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. An Underlying Fund will not invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Underlying Fund, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

COMMERCIAL PAPER

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Certain of the Underlying Funds may invest in commercial paper (including variable rate master demand notes and extendable commercial notes ("ECN")), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for an Underlying Fund, an Underlying Fund may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's; (ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated A or better by Moody's or Standard & Poor's; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which an Underlying Fund may invest.

Commercial paper obligations may include variable rate master demand notes. These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between an Underlying Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the sub-adviser that invests in commercial paper will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The sub-adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Underlying Fund may invest in them only if the sub-adviser believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Underlying Fund may invest. Master demand notes are considered by the Underlying Fund to have a maturity of one day, unless the sub-adviser has reason to believe that the borrower could not make immediate repayment upon demand. See Appendix

A for a description of Moody's and Standard & Poor's ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act") as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.

INTERNATIONAL DEBT SECURITIES

The Portfolios may invest in debt obligations (which may be denominated in U.S. Dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs, consistent with each Portfolio's policies. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero coupon securities.

In determining whether to invest in debt obligations of foreign issuers, a Portfolio would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Portfolios having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. A Portfolio's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Portfolios' investment income may be received or realized in foreign currencies, the Portfolios would be required to compute and distribute its income in U.S. Dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended ("1934 Act"). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the investment adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

SOVEREIGN DEBT

Certain of the Underlying Funds may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Underlying Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.

Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by an Underlying Fund or its investors.

Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which an Underlying Fund may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (I.E., high yield bonds) and subject to many of the same risks as such securities. An Underlying Fund may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Underlying Fund may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

The issuers of the government debt securities in which an Underlying Fund may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, an Underlying Fund may have few or no effective legal remedies for collecting on such debt.

PASSIVE FOREIGN INVESTMENT COMPANIES

Certain of the Underlying Funds may invest in securities of "passive foreign investment companies" ("PFICs"). Some foreign countries limit or prohibit all direct foreign investment in the securities of companies located in their countries. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. The Underlying Funds may subject to certain percentage limits under the 1940 Act and the laws of certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Underlying Fund's assets may be invested in such securities.

MORTGAGE-BACKED SECURITIES

Certain of the Underlying Funds may invest in mortgage-backed securities that meet its credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, an Underlying Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

     COMMERCIAL MORTGAGE-BACKED SECURITIES

     Certain of the Underlying Funds may invest in commercial mortgage-backed securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities has developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     ADJUSTABLE RATE MORTGAGE SECURITIES

     Certain of the Underlying Funds may invest in adjustable rate mortgage securities ("ARMS"). ARMS are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

     The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

     There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Portfolios, the National Median Cost of Portfolios, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

     STRIPPED MORTGAGE-BACKED SECURITIES

     Certain of the Underlying Funds may invest in stripped mortgage-backed securities ("SMBS"). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Underlying Fund's limitations on investment in illiquid securities.

     COLLATERALIZED MORTGAGE OBLIGATIONS

     Certain of the Underlying Funds may invest in collateralized mortgage obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the FHLMC, or the FNMA (each as described below), and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a DE FACTO breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (E.G., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

     FOREIGN MORTGAGE-RELATED SECURITIES

     Certain of the Underlying Funds may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (E.G., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

     AGENCY MORTGAGE SECURITIES

     Certain of the Underlying Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

     GNMA CERTIFICATES

     Certain of the Underlying Funds may invest in Government National Mortgage Association ("GNMA") certificates ("GNMA Certificates"). GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

     Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose the Underlying Fund to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

     FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS

     Certain of the Underlying Funds may invest in FNMA and FHLMC mortgage-backed obligations. Government-related guarantors (I.E., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

     FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (I.E., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

     PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES

     Certain of the Underlying Funds may invest in privately issued mortgage-backed securities. Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

     These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

     SUBORDINATED MORTGAGE SECURITIES

     Certain of the Underlying Funds may invest in subordinated mortgage securities. Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which an Underlying Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

     The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (I.E., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

     In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

     Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

     Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

     A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

     A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Underlying Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Underlying Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

     The sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Underlying Fund may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

     Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

     A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

     The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

     Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service's duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

     The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

ASSET-BACKED SECURITIES

Certain of the Underlying Funds may invest in asset-back securities. Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, an Underlying Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Underlying Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities include Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities also include Aircraft Lease Receivables ("ALRs"). ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

Asset-backed securities can also include collateralized putable notes ("CPNs"). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

     COLLATERALIZED DEBT OBLIGATIONS

     Certain of the Underlying Funds may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

     For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which an Underlying Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

     LOAN PARTICIPATIONS

     Certain of the Underlying Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. Certain of the Underlying Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. The participation interests in which the Underlying Funds intend to invest may not be rated by any nationally recognized rating service.

     When purchasing loan participations, the Underlying Funds may assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of a loan or other indebtedness an Underlying Fund has direct recourse against a borrower, the Underlying Fund may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower. In the event that an agent bank or financial intermediary becomes insolvent, the Underlying Fund might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower's obligation or that the collateral can be liquidated. If an Underlying Fund invests in loan participations with poor credit quality, the Underlying Fund bears a substantial risk of losing the entire amount invested. Investments in loans through a direct assignment of a financial institution's interests with respect to the loan may involve additional risks to the Underlying Fund. For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. The valuation of illiquid indebtedness involves a greater degree of judgment in determining an Underlying Fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the Underlying Fund's daily share price.

     DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

     Certain of the Underlying Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Underlying Fund is committed to advancing additional funds, it will at all times segregate assets, determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees ("Board"), in an amount sufficient to meet such commitments. Certain of the Underlying Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Underlying Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Underlying Fund will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Underlying Fund's limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Underlying Fund's investment restriction relating to the lending of funds or assets.

TO BE ANNOUNCED ("TBA") SALE COMMITMENTS

TBAs involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

ZERO-COUPON AND PAY-IN-KIND BONDS

Certain of the Underlying Funds may invest in zero-coupon and pay-in-kind bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. An Underlying Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Underlying Fund's distribution obligations.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

Certain of the Underlying Funds may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investments."

INFLATION-INDEXED BONDS

Certain of the Underlying Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

EVENT-LINKED BONDS

Certain of the Underlying Funds may invest in event-linked bonds. Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the Underlying Fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also expose the Underlying Fund to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

GUARANTEED INVESTMENT CONTRACTS

Certain of the Underlying Funds may invest in guaranteed investment contracts ("GICs"). GICs are issued by insurance companies. Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit portfolio of the insurance company's general account. The insurance company then credits to the Underlying Fund on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio. In addition, because an Underlying Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by an Underlying Fund which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

CREDIT-LINKED NOTES

Certain of the Underlying Funds may invest in credit-linked notes ("CLN"). A CLN is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased by an Underlying Fund in accordance with its investment objective. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (I.E., the embedded option is not easily priced). The Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.

TRUST-PREFERRED SECURITIES

Certain of the Underlying Funds may invest in trust-preferred securities, which are also known as trust-issued securities. Trust-preferred securities are securities that have the characteristics of both debt and equity instruments. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust's common securities, which represents three percent of the trust's assets. The remaining 97% of the trust's assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the payments received to make dividend payments to the holders of the trust-preferred securities. The primary advantage of this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (I.E., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Underlying Funds will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Underlying Fund.

EQUITY INVESTMENTS

COMMON STOCK AND OTHER EQUITY SECURITIES

Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives an Underlying Fund the right to vote on measures affecting the company's organization and operations.

Certain of the Underlying Funds may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for an Underlying Fund, the sub-adviser will generally invest the Underlying Fund's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

PREFERRED STOCK

Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

CONVERTIBLE SECURITIES

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, an Underlying Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

Certain of the Underlying Funds may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. An Underlying Fund will only invest in synthetic convertible with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

WARRANTS

Certain of the Underlying Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause the Underlying Fund to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Underlying Fund will lose its entire investment in such warrant.

EURODOLLAR CONVERTIBLE SECURITIES

Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. Certain of the Underlying Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Certain of the Underlying Funds may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

DERIVATIVES

Certain of the Underlying Funds may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

An Underlying Fund's transactions in derivative instruments may include:

     - The purchase and writing of options on securities (including index options) and options on foreign currencies;

     - The purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed income securities; and

     - Entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

The success of transactions in derivative instruments depends on the sub-adviser's judgment as to their potential risks and rewards. Use of these instruments exposes an Underlying Fund to additional investment risks and transaction costs. If the sub-adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Underlying Fund's return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. An Underlying Fund could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

Certain of the Underlying Funds may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the sub-adviser's judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with an Underlying Fund's investments, the use of derivatives could result in a loss to the Underlying Fund and may, in turn, increase the Underlying Fund's volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

GENERAL DESCRIPTION OF FUTURES CONTRACTS

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where an Underlying Fund has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Underlying Fund realizes a gain; if it is more, the Underlying Fund realizes a loss. Where a Underlying Fund has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Underlying Fund realizes a gain; if it is less, the Underlying Fund realizes a loss.

INTEREST RATE FUTURES CONTRACTS

An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

Certain of the Underlying Funds may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy an Underlying Fund might employ, the Underlying Fund would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable an Underlying Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which an Underlying Fund intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Underlying Fund or avoided by taking delivery of the debt securities under the futures contract.

An Underlying Fund would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by an Underlying Fund would be substantially offset by the ability of an Underlying Fund to repurchase at a lower price the interest rate futures contract previously sold. While the Underlying Fund could sell the long-term debt security and invest in a short-term security, ordinarily the Underlying Fund would give up income on its investment, since long-term rates normally exceed short-term rates.

OPTIONS ON FUTURES CONTRACTS

A futures option gives an Underlying Fund the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by an Underlying Fund.

Certain of the Underlying Funds may use options on futures contracts in connection with hedging strategies. Generally these strategies would be employed under the same market conditions in which an Underlying Fund would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities Indexes."

STOCK INDEX FUTURES CONTRACTS

A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500 Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of an Underlying Fund corresponds to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to an Underlying Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

     (1) When a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

          (a)  Forego possible price appreciation;

          (b) Create a situation in which the securities would be difficult to repurchase; or

          (c)  Create substantial brokerage commissions;

     (2) When a liquidation of an Underlying Fund has commenced or is contemplated, but there is, in the sub-adviser's determination, a substantial risk of a major price decline before liquidation can be completed; or

     (3)  To close out stock index futures purchase transactions.

Where an Underlying Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance at a time when the Underlying Fund is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

     (1) If an Underlying Fund is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the sub-adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in an Underlying Fund; or

     (2)  To close out stock index futures sales transactions.

As long as required by regulatory authorities, each investing Underlying Fund will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, in order to avoid being deemed a commodity pool. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Underlying Fund's securities or the price of the securities which an Underlying Fund intends to purchase. An

Underlying Fund's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Underlying Fund's exposure to interest rate fluctuations, an Underlying Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this SAI for a discussion of other strategies involving futures and futures options.

If a purchase or sale of a futures contract is made by an Underlying Fund, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to an Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Underlying Fund expects to earn interest income on its initial margin deposits.

A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day an Underlying Fund pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by an Underlying Fund but is settlement between an Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to-market its open futures positions.

An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by an Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security and delivery month). If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain, or if it is more, an Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital gain, or if it is less, an Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations.

STRADDLES

Certain of the Underlying Funds may use straddles. A straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the Portfolio's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

INVESTMENT IN GOLD AND OTHER PRECIOUS METALS

Some of the Underlying Funds may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Code, each Underlying Fund intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of an Underlying Fund is invested in gold and other precious metals for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (I.E., coins will not be purchased for their numismatic value). Any metals purchased by an Underlying Fund will be delivered to and stored with a qualified custodian bank. Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

GOLD FUTURES CONTRACTS

A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time and price. When an Underlying Fund purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when an Underlying Fund sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. An Underlying Fund may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. An Underlying Fund will not engage in these contracts for speculation or for achieving leverage. An Underlying Fund's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

LIMITATIONS

When purchasing a futures contract, an Underlying Fund must maintain with its custodian (or earmark on its records) cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, an Underlying Fund similarly will maintain with its custodian (or earmark on its records) cash and/or liquid securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by an Underlying Fund. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.

When writing a call option on a futures contract, an Underlying Fund will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, an Underlying Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Underlying Fund.

OPTIONS ON SECURITIES AND SECURITIES INDEXES

PURCHASING OPTIONS ON SECURITIES

An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. Certain of the Underlying Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by an Underlying Fund would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, an Underlying Fund would continue to receive interest income on such security.

Certain of the Underlying Funds may purchase call options on securities to protect against substantial increases in prices of securities an Underlying Fund intends to purchase pending its ability to invest in such securities in an orderly manner. Certain of the Underlying Funds may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

Certain of the Underlying Funds may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities ("LEAPs") and Buy Write Option Unitary Derivatives ("BOUNDs"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' capital appreciation up to a fixed dollar amount.

RISKS OF OPTIONS TRANSACTIONS

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, an Underlying Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position. If an Underlying Fund cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

Since option premiums paid or received by an Underlying Fund, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in an Underlying Fund's net asset value being more sensitive to changes in the value of the underlying securities.

WRITING COVERED CALL AND SECURED PUT OPTIONS

In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, certain of the Underlying Funds may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable an Underlying Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, certain of the Underlying Funds may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

Certain of the Underlying Funds may write a call or put option only if the option is "covered" or "secured" by the Underlying Fund holding a position in the underlying securities. This means that so long as the Underlying Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, an Underlying Fund may maintain, in a segregated account with the Trust's custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if an Underlying Fund maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. Certain of the Underlying Funds may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Underlying Fund.

OPTIONS ON SECURITIES INDEXES

Certain of the Underlying Funds may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, the Underlying Fund is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or the Underlying Fund must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable the Underlying Fund to hedge effectively against stock market risk if they are not highly correlated with the value of the Underlying Fund's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

OVER-THE-COUNTER OPTIONS

Certain of the Underlying Funds may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by the Underlying Fund may be considered an illiquid security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Underlying Fund's assets (the "SEC illiquidity ceiling"). OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while an Underlying Fund relies on the party from whom it purchases an OTC Option to perform if an Underlying Fund exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, an Underlying Fund will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Underlying Fund is recorded as an asset of the Underlying Fund and subsequently adjusted. The premium received for an option written by the Underlying Fund is included in the Underlying Fund's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS

There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While an Underlying Fund's transactions in futures may protect an Underlying Fund against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Underlying Fund from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the Underlying Fund's securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Underlying Fund and the hedging vehicle so that the Underlying Fund's return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

There can be no assurance that a liquid market will exist at a time when the Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

OPTIONS ON FOREIGN CURRENCIES

Certain of the Underlying Funds may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to an Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

An Underlying Fund may sell options on foreign currencies for the same types of hedging purposes. For example, where an Underlying Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and an Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to an Underlying Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium. Foreign currency options sold by an Underlying Fund will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and an Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, an Underlying Fund also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates. An Underlying Fund may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

SWAPS

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether an Underlying Fund's use of swap agreements will be successful in furthering its investment objective will depend on a sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. For purposes of applying an Underlying Fund's investment policies and restrictions (as stated in the Prospectus and this SAI) swap agreements are generally valued by an Underlying Fund at market value. In the case of a credit default swap sold by an Underlying Fund (I.E., where an Underlying Fund is selling credit default protection), however, an Underlying Fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by an Underlying Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

CREDIT DEFAULT SWAPS

Certain of the Underlying Funds may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, an Underlying Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, an Underlying Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, an Underlying Fund would keep the stream of payments and would have no payment obligations. As the seller, an Underlying Fund would be subject to investment exposure on the notional amount of the swap. Certain of the Underlying Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Underlying Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the Underlying Fund in the event of a default.

VARIABLE AND FLOATING RATE SECURITIES

Certain of the Underlying Funds may invest in variable and floating rate securities. Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (E.G., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

LEASE OBLIGATION BONDS

Certain of the Underlying Funds may invest in lease obligation bonds. Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to an Underlying Fund's limit on illiquid securities.

STRUCTURED SECURITIES

Certain of the Underlying Funds may invest in structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

INDEXED SECURITIES

Certain of the Underlying Funds may invest in indexed securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

HYBRID INSTRUMENTS

Certain of the Underlying Funds may invest in hybrid instruments. Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, an Underlying Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, an Underlying Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give an Underlying Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and an Underlying Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet an Underlying Fund's needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between an Underlying Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which an Underlying Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of an Underlying Fund.

DOLLAR ROLL TRANSACTIONS

Certain of the Underlying Funds seeking a high level of current income may enter into dollar rolls or "covered rolls" in which an Underlying Fund sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, the Underlying Fund forgoes principal and interest paid on the securities sold at the beginning of the roll period. The Underlying Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, the Underlying Fund may or may not take delivery of the securities an Underlying Fund has contracted to purchase.

An Underlying Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Underlying Fund. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Underlying Fund.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

Certain of the Underlying Funds may purchase securities on a when-issued, delayed delivery or forward commitment basis if the Underlying Fund holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the Underlying Fund enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Underlying Fund's other assets. Although the Underlying Fund could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, the Underlying Fund may dispose of a when-issued or delayed delivery security prior to settlement if a sub-adviser deems it appropriate to do so. The Underlying Fund may realize short-term profits or losses upon such sales.

FOREIGN INVESTMENTS

FOREIGN SECURITIES

Certain Underlying Funds may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"), which are described below. Some Underlying Funds may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this SAI for further description of these securities.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Changes in foreign currency exchange rates may affect the value of securities in an Underlying Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. An Underlying Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an Underlying Fund's investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Fund's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS

Certain Underlying Funds may invest assets in debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

DEPOSITARY RECEIPTS

Certain of the Underlying Funds may invest in depositary receipts, including ADRs. ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

FOREIGN BANK OBLIGATIONS

Certain of the Underlying Funds may invest in foreign bank obligations. Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

FOREIGN CURRENCY TRANSACTIONS

Certain of the Underlying Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Underlying Funds may enter into foreign currency exchange transactions either on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

     FORWARD CURRENCY CONTRACTS

     Certain of the Underlying Funds may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

     An Underlying Fund may engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. An Underlying Fund might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

     The Underlying Funds may enter into forward foreign currency contracts in two circumstances. When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Underlying Fund may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

     Second, when the sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Underlying Fund's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     None of the Underlying Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund's securities or other assets denominated in that currency, unless the Underlying Fund covers the excess with sufficient segregated assets. At the maturity of a forward contract, an Underlying Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Underlying Fund is obligated to deliver.

     If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Underlying Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out a forward currency position, and in such an event, the Underlying Fund might not be able to effect a closing purchase transaction at any particular time. In addition, an Underlying Fund entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

     OPTIONS ON FOREIGN CURRENCIES

     A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. An Underlying Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

     Certain of the Underlying Funds may employ hedging strategies with options on currencies before the Underlying Fund purchases a foreign security denominated in the hedged currency that the Underlying Fund anticipates acquiring, during the period the Underlying Fund holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received. In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, I.E., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency. Certain of the Underlying Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Underlying Funds to reduce foreign currency risk using such options.

     As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. An Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Underlying Fund's position, the Underlying Fund may forfeit the entire amount of the premium plus related transaction costs.

     FOREIGN CURRENCY WARRANTS

     Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (E.G., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

     Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

     CURRENCY MANAGEMENT

     An Underlying Fund's flexibility to participate in higher yielding debt markets outside of the United States may allow an Underlying Fund to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When an Underlying Fund invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Underlying Fund's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Underlying Fund is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying an Underlying Fund's investments should help increase the net asset value of the Underlying Fund. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which the Underlying Fund's securities are denominated will generally lower the net asset value of the Underlying Fund. The sub-adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies.

     There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to an Underlying Fund.

     EXCHANGE RATE-RELATED SECURITIES

     Certain of the Underlying Funds may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. An Underlying Fund will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due.

     Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

OTHER INVESTMENT PRACTICES AND RISKS

PERFORMANCE INDEXED PAPER

Certain of the Underlying Funds may invest in performance indexed paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

CORPORATE REORGANIZATIONS

Certain of the Underlying Funds may purchase indebtedness and participations, secured and unsecured, of debtor companies involved in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superceded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the sub-adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress.

REPURCHASE AGREEMENTS

Certain of the Underlying Funds may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Underlying Fund is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

The sub-adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Underlying Fund. The sub-adviser, in accordance with procedures established by the Board of directors/trustees of the Underlying Fund, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Underlying Fund enters into repurchase agreements.

Certain of the Underlying Funds may engage in repurchase transactions in accordance with guidelines approved by the Underlying Fund's Board of directors/trustees, which include monitoring the creditworthiness of the parties with which an Underlying Fund engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

Certain of the Underlying Funds may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Underlying Fund's limitation of 15% of the net assets of the Underlying Fund on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, the Underlying Fund may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. The Underlying Fund also might incur disposition costs in connection with liquidating the securities.

REVERSE REPURCHASE AGREEMENTS

A reverse repurchase agreement involves the sale of a security by the Underlying Fund and its agreement to repurchase the instrument at a specified time and price. An Underlying Fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. An Underlying Fund typically will segregate assets determined to be liquid by the sub-adviser to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements for which assets are not segregated may be considered to be borrowings by the seller; accordingly, certain of the Underlying Funds will limit their investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Underlying Fund. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by the Underlying Fund creates leverage, which increases the Underlying Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Underlying Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

OTHER INVESTMENT COMPANIES

An investment company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies' fees and expenses.

Certain of the Underlying Funds may invest in shares issued by investment companies to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC, except that this restriction does not apply to securities received or acquired as dividends through offers of exchange or as a result of re-organization, consolidation or merger. Certain Underlying Funds may invest in shares of certain types of investment companies referred to as "SPDRs" and/or "iShares", as defined below. Certain Underlying Funds may invest in Exchange

Traded Funds ("ETFs"), as defined below. An Underlying Fund is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company; (2) invest more than 5% of the Underlying Fund's total assets in the investment company; or (3) invest more than 10% of the Underlying Fund's total assets in all investment company holdings. As a shareholder in any investment company, an Underlying Fund will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company.

     EXCHANGE TRADED FUNDS ("ETFs")

     An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at net asset value. Sometimes, the prices of ETFs may vary significantly from the NAVs of their underlying indices. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them in the secondary market, the Portfolio may receive the underlying securities which it would then have to sell in order to obtain cash. Additionally, when a Portfolio invests in ETF's, shareholders of the Portfolio bear their proportionate share of the underlying ETF's fees and expenses.

     STANDARD & POOR'S DEPOSITARY RECEIPTS

     Certain of the Underlying Funds may, consistent with their investment policies, purchase Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange ("AMEX") that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500(R). The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500(R).

     iSHARES MSCI INDEX SHARES

     Certain of the Underlying Funds may invest in iShares MSCI Index Shares ("iShares") (formerly known as World Equity Benchmark Shares ("WEBS")). WEBS were a form of exchange-traded fund traded on the AMEX. They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indexes. Each country index series invests in an optimized portfolio of common stocks based on that country's Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of an Underlying Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, the Underlying Fund could be required to reconsider the use of iShares as part of its investment strategy. (See "Exchange Traded Funds").

     HOLDING COMPANY DEPOSITARY RECEIPTS ("HOLDRs")

     HOLDRs are trust-issued receipts that represent a Portfolio's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a

     Portfolio's investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

INITIAL PUBLIC OFFERINGS ("IPOs:")

Certain of the Underlying Funds may invest in IPOs. IPOs occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Portfolios' sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolios' shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Portfolios' performance when the Portfolios' asset bases are small. Consequently, IPOs may constitute a significant portion of the Portfolios' returns particularly when the Portfolios are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolios' assets as it increases in size and therefore have a more limited effect on the Portfolios' performance in the future.

There can be no assurance that IPOs will continue to be available for the Portfolios to purchase. The number or quality of IPOs available for purchase by the Portfolios may vary, or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.

SHORT SALES

A short sale is a transaction in which an Underlying Fund sells a security it does not own in anticipation of a decline in market price. Certain of the Underlying Funds may make short sales to offset a potential decline in a long position or a group of long positions, or if the sub-adviser believes that a decline in the price of a particular security or group of securities is likely. The Underlying Fund's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. An Underlying Fund is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

SHORT SALES AGAINST THE BOX

A short sale "against the box" is a short sale where, at the time of the short sale, the Underlying Fund owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. An Underlying Fund would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Underlying Fund.

ILLIQUID SECURITIES

Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when a sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Underlying Fund could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between an Underlying Fund's decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Trust's Board.

RESTRICTED SECURITIES

Certain of the Underlying Funds also may purchase securities that are not registered under the 1933 Act ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). An Underlying Fund's board of directors/trustees, based upon information and recommendations provided by the sub-adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. This investment practice could have the effect of decreasing the level of liquidity in an Underlying Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held by the Underlying Fund. Subject to an Underlying Fund's limitations on investments in illiquid investments and subject to the diversification requirements of the Code, an Underlying Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Underlying Funds' inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to "QIBs." Nonetheless, a small market exists for trading 144A securities. An Underlying Fund may not be able to sell these securities when its sub-adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

BORROWING

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on an Underlying Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Underlying Fund's shares. In the event that an Underlying Fund borrows, the Underlying Fund may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to the Underlying Fund's borrowing limitations to the extent that the Underlying Fund establishes and maintains liquid assets in a segregated account with the Trust's custodian (or earmark liquid assets on its records) equal to the Underlying Fund's obligations under the when-issued or delayed delivery arrangement.

LENDING PORTFOLIO SECURITIES

For the purpose of realizing additional income, certain of the Underlying Funds may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Underlying Fund's investment program. While the securities are being lent, the Underlying Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Underlying Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Underlying Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the sub-adviser, the consideration to be earned from such loans would justify the risk.

REAL ESTATE INVESTMENT TRUSTS ("REITs")

Certain of the Underlying Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. An Underlying Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Underlying Fund.

     RISKS ASSOCIATED WITH THE REAL ESTATE INDUSTRY

     Although an Underlying Fund that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment by an Underlying Fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

     -    possible declines in the value of real estate;
     -    adverse general or local economic conditions;
     -    possible lack of availability of mortgage funds;
     -    overbuilding;
     -    extended vacancies of properties;
     -    increases in competition, property taxes and operating expenses;
     -    changes in zoning or applicable tax law;
     - costs resulting from the clean-up of, and liability to third parties for damages resulting from environmental problems;
     -    casualty or condemnation losses;
     -    uninsured damages from floods, earthquakes or other natural disasters;
     -    limitations on and variations in rents; and
     -    unfavorable changes in interest rates.

     In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

HARD ASSET SECURITIES

The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

SMALL COMPANIES

Certain of the Underlying Funds may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and an Underlying Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of an Underlying Fund to dispose of such securities may be greatly limited, and an Underlying Fund may have to continue to hold such securities during periods when its manager would otherwise have sold the security. It is possible that an Underlying Fund's manager or an affiliate or client of an Underlying Fund's manager may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Underlying Fund which it manages.

UNSEASONED COMPANIES - Certain of the Underlying Funds may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

PRIVATE FUNDS

Certain of the Underlying Funds may invest in U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, the Underlying Fund's ability to invest in them will be limited. In addition, shareholders of the Underlying Fund will remain subject to the Underlying Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Portfolio to dispose of interests in Private Funds is very limited and involves risks, including loss of the entire investment in the Private Fund.

STRATEGIC TRANSACTIONS

Certain of the Underlying Funds may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed income securities, or to seek potentially higher returns. Utilizing these investment strategies, the Underlying Fund may purchase and sell, to the extent not otherwise limited or restricted for such Underlying Funds, exchange-listed and over-the-counter put and call on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Funds resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the sub-adviser's ability to predict, which cannot be assured, pertinent market movements. The Underlying Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

SPECIAL SITUATIONS

A special situation arises when, in the opinion of a sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

INTERNET AND INTERNET-RELATED COMPANIES

Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development. As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies. Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses. Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.

     RISK CONSIDERATIONS REGARDING THE INTERNET INDUSTRY

     The value of shares of an Underlying Fund invested in the internet industry may fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which initial public offerings occurred between 1999 and 2001 have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of time and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company's business, results of operations and financial condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company's business, results of operations and financial condition.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES

Certain of the Underlying Funds may invest in principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

TEMPORARY DEFENSIVE INVESTMENTS

For temporary and defensive purposes, certain of the Underlying Funds may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. Certain Underlying Funds may hold an unlimited amount of such investments consistent with its objectives. Certain of the Underlying Funds also may hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and SAI of the Underlying Fund will apply at the time of investment. The Underlying Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

PORTFOLIO TURNOVER

Certain Underlying Funds may sell a portfolio investment soon after its acquisition if the sub-adviser believes that such a disposition is consistent with the portfolios investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by an Underlying Fund's shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Portfolio has adopted certain investment restrictions as fundamental policies that cannot be changed without the approval of the holders of a "majority" of a Portfolio's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (i) 67% or more of that Portfolio's voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy; or (ii) more than 50% of that Portfolio's outstanding voting securities. The investment objective, and all policies of a Portfolio not specifically identified in this SAI or the Prospectus as fundamental, may be changed without a vote of the shareholders of the Portfolio. For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

Unless otherwise indicated, a Portfolio:

     (1)  Shall be a "diversified company" as that term is defined in the 1940
          Act;

     (2) May not "concentrate" its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to the Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collaterized by securities issued by the U.S. government, its agencies or instrumentalities);

     (3) May not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder;

     (4) May not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

     (5) May not act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Portfolio for its portfolio, the Portfolio may be deemed to be an underwriter under the applicable law;

     (6)  May not purchase or sell real estate, except that the Portfolio may
          (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
          (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

     (7) May not issue any senior security (as defined in the 1940 Act), except that (i) the Portfolio may enter into commitments to purchase securities in accordance with the Portfolio's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) the Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) the Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; or

     (8) May not purchase physical commodities or contracts relating to physical commodities.

The fundamental investment restrictions set forth above may be modified so as to provide the Portfolios with the ability to operate under new rules or amendments under the 1940 Act or under orders of the SEC applicable to the Portfolios without receiving prior shareholder approval of the change.

                             MANAGEMENT OF THE TRUST


The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each portfolio of the Trust, including the Portfolios, and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. As of January 18, 2006, the Trustees are John V. Boyer, Patricia W. Chadwick, J. Michael Earley, R. Barbara Gitenstein, Patrick
W. Kenny, Walter H. May, Thomas J. McInerney, Jock Patton, Sheryl K. Pressler, David W.C. Putnam, John G. Turner, Roger B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are James M. Hennessy, Stanley D. Vyner, Michael J. Roland, Joseph M. O'Donnell, Mary Bea Wilkinson, Robert S. Naka, Mary Gaston, Huey P. Falgout, Jr., Theresa K. Kelety, Kimberly A. Anderson, Lauren D. Bensinger, Robyn L. Ichilov, Todd Modic, Robin R. Nesbitt, Susan P. Kinens, Kimberly K. Palmer, and Maria M. Anderson.


  Set forth in the table below is information about each Trustee of the Trust.

INFORMATION ABOUT THE TRUSTEES


                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                                                                                               ING FUND
                                                                                                COMPLEX
                                POSITION(S)   TERM OF OFFICE                                  OVERSEEN BY
                                   HELD        AND LENGTH OF    PRINCIPAL OCCUPATION(S) -       TRUSTEE       OTHER DIRECTORSHIPS
     NAME, ADDRESS AND AGE      WITH TRUST    TIME SERVED (1)    DURING THE PAST 5 YEARS    TRUSTEE (2)(3)      HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

JOHN V. BOYER                   Trustee      January 1, 2005   President and Chief               181        None
7337 East Doubletree Ranch Rd.               - Present         executive Officer,
Scottsdale, Arizona 85258                                      Franklin and Eleanor
Age: 52                                                        Roosevelt Institute (March
                                                               2006 - Present). Formerly,
                                                               Executive Director, The
                                                               Mark Twain House & Museum
                                                               (4) (September 1989 -
                                                               Present).

PATRICIA W. CHADWICK(5)         Trustee      January 2006 -    Consultant and President          181        None
7337 East Doubletree Ranch Rd.               Present           of self-owned company
Scottsdale, Arizona 85258                                      Ravengate Partners LLC
Age: 57                                                        (January 2000 - Present).

J. MICHAEL EARLEY               Trustee      January 1, 1997   President and Chief               181        None
7337 East Doubletree Ranch Rd.               - Present         Executive Officer, Bankers
Scottsdale, Arizona 85258                                      Trust Company, N.A. (June
Age: 60                                                        1992 - Present).

R. BARBARA GITENSTEIN           Trustee      January 1, 1997   President, College of New         181        None
7337 East Doubletree Ranch Rd.               - Present         Jersey (January 1999 -
Scottsdale, Arizona 85258                                      Present).
Age: 58

PATRICK W. KENNY                Trustee      January 1, 2005   President and Chief               181        Assured Guaranty Ltd.
7337 East Doubletree Ranch Rd.               - Present         Executive Officer                            (November 2003  -
Scottsdale, Arizona 85258                                      International Insurance                      Present).
Age: 63                                                        Society (June 2001 -
                                                               Present); and Executive
                                                               Vice President Frontier
                                                               Insurance Group, Inc.
                                                               (September 1998 - March
                                                               2001).

WALTER H. MAY                   Trustee      February 1,       Retired.                          181        BestPrep (September
7337 East Doubletree Ranch Rd.               2002 - Present                                                 1991 - Present).
Scottsdale, Arizona 85258
Age: 69

JOCK PATTON                     Chairman     February 1,       Private Investor (June            181        JDA Software Group,
7337 East Doubletree Ranch Rd.  and Trustee  2002 - Present    1997 - Present).                             Inc. (January 1999 -
Scottsdale, Arizona 85258                                      Formerly, Director and                       Present); Swift
Age: 60                                                        Chief Executive Officer,                     Transportation Co.
                                                               Rainbow Multimedia Group,                    (March 2004 - Present).
                                                               Inc. (January 1999 -
                                                               December 2001).

SHERYL K. PRESSLER(5)           Trustee      January 2006 -    Consultant (May 2001 -            181        Stillwater Mining
7337 East Doubletree Ranch Rd.               Present           Present). Formerly, Chief                    Company (May 2002 -
Scottsdale, Arizona 85258                                      Executive Officer, Lend                      Present); Advanced
Age: 55                                                        Lease Real Estate                            Portfolio Management
                                                               Investments, Inc. (March                     (September 2002 -
                                                               2000 - April 2001).                          Present); California
                                                                                                            HealthCare Foundation
                                                                                                            (June 1999 - Present);
                                                                                                            and Romanian-American
                                                                                                            Enterprise Fund
                                                                                                            (February 2004 -
                                                                                                            Present).

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS IN
                                                                                               ING FUND
                                                                                                COMPLEX
                                POSITION(S)   TERM OF OFFICE                                  OVERSEEN BY
                                   HELD        AND LENGTH OF    PRINCIPAL OCCUPATION(S) -       TRUSTEE       OTHER DIRECTORSHIPS
     NAME, ADDRESS AND AGE      WITH TRUST    TIME SERVED (1)    DURING THE PAST 5 YEARS    TRUSTEE (2)(3)      HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
DAVID W.C. PUTNAM               Trustee      February 1,       President and Director,           181        Progressive Capital
7337 East Doubletree Ranch Rd.               2002 - Present    F.L. Putnam Securities                       Accumulation Trust
Scottsdale, Arizona 85258                                      Company, Inc. (June 1978 -                   (August 1998 -
Age: 66                                                        Present).                                    Present); Principled
                                                                                                            Equity Market Fund
                                                                                                            Trust (November 1996 -
                                                                                                            Present); Mercy
                                                                                                            Endowment Foundation
                                                                                                            (September 1995 -
                                                                                                            Present); Asian
                                                                                                            American Bank and Trust
                                                                                                            Company (June 1992 -
                                                                                                            Present); and Notre
                                                                                                            Dame Health Care Center
                                                                                                            (July 1991 - Present).

ROGER B. VINCENT (5)            Trustee      January 1, 1994   President, Springwell             181        AmeriGas Propane, Inc.
7337 East Doubletree Ranch Rd.               - Present         Corporation, a privately                     (January 1998 -
Scottsdale, Arizona 85258                                      held corporate finance                       Present).
Age: 60                                                        advisory firm (March 1989
                                                               - Present).

RICHARD A. WEDEMEYER            Trustee      February 1,       Retired. Formerly, Vice           181        Touchstone Consulting
7337 East Doubletree Ranch Rd.               2002 - Present    President - Finance and                      Group (June 1997  -
Scottsdale, Arizona 85258                                      Administration, The                          Present); and Jim
Age: 69                                                        Channel Corporation (June                    Henson Legacy (April
                                                               1996 - April 2002); and                      1994 - Present).
                                                               Trustee, First Choice
                                                               Funds (February
                                                               1997 - April
                                                               2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY (6) (7)     Trustee      February 1,       Chief Executive Officer,            221      Equitable Life
7337 East Doubletree Ranch Rd.               2002 - Present    ING U.S. Financial Services                  Insurance Co., Golden
Scottsdale, Arizona 85258                                      (January 2005 - Present);                    American Life
Age: 48                                                        General Manager and Chief                    Insurance Co., Life
                                                               Executive Officer, ING U.S.                  Insurance Company of
                                                               Financial Services                           Georgia, Midwestern
                                                               (December 2003 - December                    United Life Insurance
                                                               2004); Chief Executive                       Co., ReliaStar Life
                                                               Officer, ING U.S. Financial                  Insurance Co.,
                                                               Services (September 2001 -                   Security Life of
                                                               December 2003); and General                  Denver, Security
                                                               Manager and Chief Executive                  Connecticut Life
                                                               Officer, U.S. Worksite                       Insurance Co.,
                                                               Financial Services                           Southland Life
                                                               (December 2000 - September                   Insurance Co., USG
                                                               2001).                                       Annuity and Life
                                                                                                            Company, and United
                                                                                                            Life and Annuity
                                                                                                            Insurance Co. Inc;
                                                                                                            Ameribest Life
                                                                                                            Insurance Co.; First
                                                                                                            Columbine Life
                                                                                                            Insurance Co.; and
                                                                                                            Metro Atlanta Chamber
                                                                                                            of Commerce (January
                                                                                                            2003 - Present).

JOHN G. TURNER (6)              Trustee      February 1,       Retired. Formerly, Vice             181      Hormel Foods
7337 East Doubletree Ranch Rd.               2002 - Present    Chairman of ING Americas                     Corporation (March
Scottsdale, Arizona 85258                                      (September 2000 - January                    2000 - Present);
Age: 65                                                        2002); Director of                           ShopKo Stores, Inc.
                                                               ReliaStar Life Insurance                     (August 1999 -
                                                               Company of New York (April                   Present); and Conseco,
                                                               1975 - December 2001);                       Inc.. (September 2003 -
                                                               Chairman and Trustee of the                  Present).
                                                               Northstar affiliated
                                                               investment

                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                                                                                               ING FUND
                                                                                                COMPLEX
                                POSITION(S)   TERM OF OFFICE                                  OVERSEEN BY
                                   HELD        AND LENGTH OF    PRINCIPAL OCCUPATION(S) -       TRUSTEE       OTHER DIRECTORSHIPS
     NAME, ADDRESS AND AGE      WITH TRUST    TIME SERVED (1)    DURING THE PAST 5 YEARS    TRUSTEE (2)(3)      HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               companies (May 1993 -
                                                               December  2001).


(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2) As of April 28, 2006.


(3) For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Partners, Inc.; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust;.and ING VP Natural Resources Trust.


(4) Shaun Mathews, President of ING USFS Mutual Funds and Investment Products group has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(5) Mses. Chadwick and Pressler each commenced services as Trustee on January 18, 2006.

(6) Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the investment adviser, ING Investments, LLC and the distributor, DSI.


(7) Mr. McInerney is also a director/trustee of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolios, Inc.; ING GET Fund; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc, therefore for the purposes of this table, with reference to Mr. McInerney, "ING Funds Complex" also includes these investment companies.

Information about the Trust's officers is set forth in the table below:


                           POSITIONS HELD WITH    TERM OF OFFICE AND LENGTH
NAME, ADDRESS AND AGE      THE TRUST              OF TIME SERVED (1)           PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY          President and Chief    March 2003 - Present         President and Chief Executive Officer, ING
7337 East Doubletree       Executive Officer                                   Investments, LLC(2) (December 2000 - Present).
Ranch Rd.                                                                      Formerly, Chief Operating Officer, ING
Scottsdale, Arizona 85258                                                      Investments, LLC(2) (December 2000 - March 2006);
Age: 57                                                                        and Senior Executive Vice President and Chief
                                                                               Operating Officer, ING Investments, LLC(2) (April
                                                                               1995 - December 2000).

MICHAEL J. ROLAND          Executive Vice         March 2003 - Present         Executive Vice President, ING Investments, LLC(2)
7337 East Doubletree       President                                           (December 2001 - Present). Formerly, Chief
Ranch Rd.                                                                      Compliance Officer, ING Investments, LLC(2)  ING
Scottsdale, Arizona 85258                                                      Life Insurance and Annuity Company and Directed
AGE: 47                                                                        Services Inc. (October 2004 - December 2005),
                                                                               Chief Financial Officer and Treasurer, ING
                                                                               Investments, LLC(2), (December 2001 - March 2005);
                                                                               and Senior Vice President, ING Investments, LLC(2)
                                                                               (June 1998 - December 2001).

STANLEY D. VYNER           Executive Vice         February 2003 - Present      Executive Vice President, ING Investments,
7337 East Doubletree       President                                           LLC(2)  (July 2000 - Present) and Chief
Ranch Rd.                                                                      Investment Risk Officer ING Investments, LLC(2)
Scottsdale, Arizona 85258                                                      (January 2003 - Present). Formerly, Chief
Age: 55                                                                        Investment Officer of the International
                                                                               Portfolios, ING Investments, LLC(2) (August 2000 -
                                                                               January 2003); and Chief Executive Officer, ING
                                                                               Investments, LLC(2) (August 1996 - August 2000).

ROBERT S. NAKA             Executive Vice         March 2006 - Present         Executive Vice President and Chief Operating
7337 East Doubletree       President, Chief                                    Officer, ING Funds Services, LLC(3) and ING
Ranch Rd.                  Operating Officer                                   Investments, LLC(2) (March 2006 - Present) and
Scottsdale, Arizona 85258                                                      Assistant Secretary, ING Funds Services,
Age: 42                    Assistant Secretary    November 1999 - Present      LLC(3).(October 2001 - Present). Formerly,
                                                                               Senior Vice President, ING Funds Services, LLC(3)
                                                                               (August 1999 - March 2006).

JOSEPH M. O'DONNELL        Chief Compliance       November 2004 - Present      Chief Compliance Officer of the ING Funds
7337   East    Doubletree  Officer                                             (November 2004 - Present) and ING Investments,
Ranch Rd.                                                                      LLC(2) and Directed Services, Inc. (January 2006
Scottsdale, AZ 85258       Executive Vice         March 2006 - Present         - Present) and Executive Vice President of the
Age: 51                    President                                           ING Funds (March 2006 - Present). Formerly, Vice
                                                                               President, Chief Legal Counsel, Chief Compliance
                                                                               Officer and Secretary of Atlas Securities, Inc.,
                                                                               Atlas Advisers, Inc. and Atlas Funds (October
                                                                               2001 - October 2004); and Chief Operating Officer
                                                                               and General Counsel of Matthews International
                                                                               Capital Management LLC and Vice President and
                                                                               Secretary of Matthews International Funds (August
                                                                               1999 - May 2001).

TODD MODIC                 Senior Vice            March 2005 - Present         Senior Vice President, ING Funds Services, LLC (3)
7337 East Doubletree       President,                                          (April 2005 - Present). Formerly, Vice President,
Ranch Rd.                  Chief/Principal                                     ING Funds Services, LLC(3) (September 2002 -
Scottsdale, Arizona 85258  Financial Officer                                   March 2005); and Director of Financial Reporting,
Age: 38                                                                        ING Investments, LLC(2) (March 2001 - September
                                                                               2002).

                           POSITIONS HELD WITH    TERM OF OFFICE AND LENGTH
NAME, ADDRESS AND AGE      THE TRUST              OF TIME SERVED (1)           PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT S. NAKA             Senior Vice            January 2003 - Present       Senior Vice President and Assistant Secretary,
7337 East Doubletree       President                                           ING Funds Services, LLC(3).(October 2001 -
Ranch Rd.                                                                      Present). Formerly, Senior Vice President, ING
Scottsdale, Arizona 85258                                                      Funds Services, LLC(3) (August 1999 - October
Age: 42                                                                        2001).

KIMBERLY A. ANDERSON       Senior Vice            November 2003 - Present      Senior Vice President and Assistant Secretary,
7337 East Doubletree       President                                           ING Investments, LLC(2) (October 2003 - Present).
Ranch Rd.                                                                      Formerly, Vice President and Assistant Secretary,
Scottsdale, Arizona 85258                                                      ING Investments, LLC(2) (October 2001 - October
Age: 41                                                                        2003).

MARY BEA WILKINSON         Vice President         March 2003 - Present         Head of Strategic Relationships, ING U.S.
7337 East Doubletree                                                           Financial Services (2003 - Present); Formerly,
Ranch Rd.                                                                      Senior Vice President, ING Outside Funds Group
Scottsdale, Arizona 85258                                                      (2000 - 2002); and  Senior Vice President and
Age: 49                                                                        Chief Financial Officer, First Golden American
                                                                               Life Insurance Company of New York (1997 - 2000).

ROBYN L. ICHILOV           Vice President and     March 2003 - Present         Vice President and Treasurer, ING Funds Services,
7337 East Doubletree       Treasurer                                           LLC(3) (October 2001 - Present) and ING
Ranch Rd.                                                                      Investments, LLC(2) (August 1997 - Present).
Scottsdale, Arizona 85258
Age: 38

LAUREN D. BENSINGER        Vice President         February 2003 - Present      Vice President and Chief Compliance Officer, ING
7337 East Doubletree                                                           Funds Distributor, LLC(4) (July 1995 - Present);
Ranch Rd.                                                                      and Vice President, ING Investments, LLC(2)
Scottsdale, Arizona 85258                                                      (February 2003 - Present) and Director of
Age: 52                                                                        Compliance, ING Investments, LLC(2) (October 2004
                                                                               - Present). Formerly, Chief Compliance Officer, ING
                                                                               Investments, LLC(2) (October 2001 - October 2004).

MARIA M. ANDERSON          Vice President         September 2004 - Present     Vice President, ING Funds Services, LLC(3)
7337 East Doubletree                                                           (September 2004 - Present). Formerly, Assistant
Ranch Rd.                                                                      Vice President, ING Funds Services, LLC(3)
Scottsdale, Arizona 85258                                                      (October 2001 - September 2004); and Manager of
Age: 47                                                                        Fund Accounting and Fund Compliance, ING
                                                                               Investments, LLC(2) (September 1999 - October
                                                                               2001).

MARY A. GASTON             Vice President         March 2005 - Present         Vice President, ING Funds Services, LLC(3) (April
7337 East Doubletree                                                           2005 - Present). Formerly, Assistant Vice
Ranch Rd.                                                                      President, Financial Reporting, ING Investments,
Scottsdale, Arizona 85258                                                      LLC(2) (April 2004 - April 2005): Manager,
Age: 40                                                                        Financial Reporting, ING Investments, LLC(2)
                                                                               (August 2002 - April 2004); Controller, Z Seven
                                                                               Fund, Inc. and Ziskin Asset Management, Inc.
                                                                               (January 2000 - March 2002).

KIMBERLY K. PALMER         Vice President         March 2006 - Present         Vice President, ING Funds Services, LLC(3) (March
7337 East Doubletree                                                           2006 - Present). Assistant Vice President, ING
Ranch Rd.                                                                      Funds Services, LLC(3) (August 2004 - Present).
Scottsdale, Arizona 85258                                                      Formerly, Manager, Registration Statements, ING
Age: 48                                                                        Funds Services, LLC(3) (May 2003 - August 2004);
                                                                               Associate Partner, AMVESCAP PLC (October 2000 - May
                                                                               2003); and Director of Federal Filings and Blue Sky
                                                                               Filings, INVESCO Funds Group, Inc. (March

                           POSITIONS HELD WITH    TERM OF OFFICE AND LENGTH
NAME, ADDRESS AND AGE      THE TRUST              OF TIME SERVED (1)           PRINCIPAL OCCUPATION(s) DURING THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               1994 - May 2003).

SUSAN P. KINENS            Assistant Vice         January 2003 - Present       Assistant Vice President, ING Funds Services,
7337 East Doubletree       President                                           LLC(3) (December 2002 - Present); and has held
Ranch Rd.                                                                      various other positions with ING Funds Services,
Scottsdale, Arizona 85258                                                      LLC(3) for more than the last five years.
Age: 29

HUEY P. FALGOUT, JR.       Secretary              August 2003 - Present        Chief Counsel, ING U.S. Legal Services
7337 East Doubletree                                                           (September 2003 - Present). Formerly, Counsel,
Ranch Rd.                                                                      ING Americas, U.S. Legal Services (November 2002
Scottsdale, Arizona 85258                                                      - September 2003); and Associate General Counsel
Age: 42                                                                        of AIG American General (January 1999 - November
                                                                               2002).

THERESA K. KELETY          Assistant Secretary    August 2003 - Present        Counsel, ING U.S. Legal Services (April 2003 -
7337 East Doubletree                                                           Present). Formerly, Senior Associate with
Ranch Rd.                                                                      Shearman & Sterling (February 2000 - April 2003).
Scottsdale, Arizona 85258
Age: 43

ROBIN R. NESBITT           Assistant Secretary    September 2004 - Present     Supervisor, Board Operations, ING Funds Services,
7337 East Doubletree                                                           LLC (3) (August 2003 - Present). Formerly,
Ranch Rd.                                                                      Senior Legal Analyst, ING Funds Services, LLC (3)
Scottsdale, Arizona 85258                                                      (August 2002 - August 2003); Associate,
Age: 31                                                                        PricewaterhouseCoopers (January 2001 - August
                                                                               2001); and Paralegal, McManis, Faulkner & Morgan
                                                                               (May 2000 - December 2000).


(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.
(2) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.
(3) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.
(4) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

SHARE OWNERSHIP POLICY

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by ING entities at all times ("Policy"). For this purpose, beneficial ownership of fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a portfolio of the Trust.

Under this Policy, the initial value of investments in one or more mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS

Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2005:


                                                                                           AGGREGATE DOLLAR RANGE OF
                                                                                            EQUITY SECURITIES IN ALL
                                                                                              REGISTERED INVESTMENT
                                                                                         COMPANIES OVERSEEN BY TRUSTEE
     NAME OF              DOLLAR RANGE OF EQUITY SECURITIES IN EACH PORTFOLIO AS OF          IN FAMILY OF INVESTMENT
     TRUSTEE                                  DECEMBER 31, 2005                                     COMPANIES
     -----------------------------------------------------------------------------------------------------------------
                                           ING
                            ING         MARKETSTYLE        ING
                        MARKETSTYLE       MODERATE      MARKETSTYLE          ING
                          MODERATE         GROWTH          GROWTH         MARKETPRO
                         PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
     -----------------------------------------------------------------------------------------------------------------
     John V. Boyer          None            None            None             None                     None

     Patricia W.
     Chadwick(1)             N/A             N/A             N/A             N/A                      N/A

     J. Michael
     Earley                 None            None            None             None              $50,001 - $100,000

     R. Barbara
     Gitenstein             None            None            None             None              $50,001 - $100,000

     Patrick W.
     Kenny                  None            None            None             None             $10,001 - $50,000(2)

     Walter H. May          None            None            None             None                Over $100,000

     Jock Patton            None            None            None             None                Over $100,000

     Sheryl K.
     Pressler(1)             N/A             N/A             N/A             N/A                      N/A

     David W.C.
     Putnam                 None            None            None             None                Over $100,000

     Roger B. Vincent       None            None            None             None                Over $100,000

     Richard A.
     Wedemeyer              None            None            None             None              $50,001 - $100,000

     TRUSTEES WHO
     ARE "INTERESTED
     PERSONS"

                                                                                           AGGREGATE DOLLAR RANGE OF
                                                                                            EQUITY SECURITIES IN ALL
                                                                                              REGISTERED INVESTMENT
                                                                                         COMPANIES OVERSEEN BY TRUSTEE
     NAME OF              DOLLAR RANGE OF EQUITY SECURITIES IN EACH PORTFOLIO AS OF          IN FAMILY OF INVESTMENT
     TRUSTEE                                  DECEMBER 31, 2005                                     COMPANIES
     -----------------------------------------------------------------------------------------------------------------
                                            ING
                            ING         MARKETSTYLE         ING
                        MARKETSTYLE       MODERATE      MARKETSTYLE          ING
                          MODERATE         GROWTH          GROWTH         MARKETPRO
                         PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
     -----------------------------------------------------------------------------------------------------------------
     Thomas J.
     McInerney              None            None            None             None                Over $100,000

     John G. Turner         None            None            None             None                Over $100,000



  (1) Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.
  (2)  Held in a deferred compensation account.


BOARD

The Board governs each Portfolio and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the Portfolios' activities, review contractual arrangements with companies that provide services to each of the Portfolios, and review each Portfolio's performance.

FREQUENCY OF BOARD MEETINGS


The Board currently conducts regular meetings eight (8) times a year. The Audit Committee and Valuation, Proxy and Brokerage Committees also meet regularly four
(4) times per year, the Investment Review Committees meets six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed. In addition, the Board or the committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each committee below operates pursuant to a Charter approved by the Board


BOARD COMMITTEES


EXECUTIVE COMMITTEE - An Executive Committee of the Board was formed in order to act on behalf of the full Board between regularly scheduled Board meetings when necessary. The Executive Committee currently consists of two (2) Independent Trustees and two (2) Trustees who are "interested persons," as defined in the 1940 Act. The following Trustees serve as members of the Executive Committee:
Messrs. McInerney, Patton, Turner and May. Mr. Patton serves as Chairperson of the Executive Committee. The Executive Committee held three (3) meetings during the fiscal year ended December 31, 2005,.

AUDIT COMMITTEE - The Board established an Audit Committee, whose functions include, among others, to meet with the independent registered public accounting firm of the Trust to review the scope of the Trust's audits, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Audit Committee: Ms. Pressler and Messrs. Earley, Kenny, Putnam and Vincent. Mr. Earley serves as Chairperson of the Audit Committee. The Audit Committee held five (5) meetings during the fiscal year ended December 31, 2005.

VALUATION, PROXY AND BROKERAGE COMMITTEE - The Board has a Valuation, Proxy and Brokerage Committee whose functions include, among others, reviewing the determination of the value of securities held by the Portfolios for which market value quotations are not readily available, overseeing management's administration of proxy voting and overseeing the effectiveness of ING Investments' usage of the Trust's brokerage and ING Investments' compliance with changing regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of six (6) Independent Trustees. The following Trustees serve as members of the Valuation, Proxy and Brokerage Committee: Ms. Chadwick and Dr. Gitenstein and Messrs. Boyer, May, Patton and Wedemeyer, and Dr. Gitenstein. Mr. May serves as Chairperson of the Valuation, Proxy and Brokerage Committee. The Valuation, Proxy and Brokerage Committee held four (4) meetings during the fiscal year ended December 31, 2005.


NOMINATING AND GOVERNANCE COMMITTEE - The Board has established a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition, as necessary; (3) monitoring regulatory developments and recommending modifications to the committee's responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and "best practices" in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board's annual self evaluation process.

In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominations in the same manner as it reviews its own nominees. A shareholder nominee for trustee should be submitted in writing to the Portfolios' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, in connection with a shareholder meeting to elect trustees, any such submission must be delivered to the Portfolios' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.


The Nominating and Governance Committee consists of five (5) Independent Trustees. The following Trustees serve as members of the Nominating and Governance Committee: Dr. Gitenstein and Messrs. Kenny, May, Patton and Wedemeyer,. Dr. Gitenstein serves as Chairperson of the Nominating and Governance Committee. The Nominating and Governance Committee held six (6) meetings during the fiscal year ended December 31, 2005.

INVESTMENT REVIEW COMMITTEE - The Board has established an Investment Review Committee to, among other things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to the Portfolios. The Investment Review Committee for the Domestic Equity Funds currently consists of five (5) Independent Trustees and two (2) Trustee who are "interested persons" as defined in the 1940 Act: Ms. Chadwick and Messrs. Earley, Kenny, McInerney, Putnam, Turner and Vincent. Mr. Vincent serves as the Chairperson of the Domestic Equity Funds' Investment Review Committee. The Investment Review Committee for the Domestic Equity Funds held six (6) meetings during the fiscal year ended December 31, 2005. The Investment Review Committee for the International/Balanced/Fixed-Income Funds (formerly International and Fixed-Income Funds) currently consists of six (6) Independent Trustees and one
(1) Trustee who is an "interested person" as defined in the 1940 Act: Dr. Gitenstein, Ms. Pressler and Messrs. Boyer, May, McInerney, Patton and Wedemeyer. Mr. Boyer serves as Chairperson of the International/Balanced/Fixed-Income Funds Investment Review Committee. The Investment Review Committee for the International/Balanced/Fixed-Income Funds held six (6) meetings during the fiscal year ended December 31, 2005.

COMPLIANCE COMMITTEE - The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding role, performance, and oversight of the CCO. The Compliance Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Compliance Committee: Messrs. Boyer, Earley, Kenny, Patton and Putnam. Mr. Kenny serves as the Chairperson of the Compliance Committee. The Compliance Committee held seven (7) meetings during the fiscal year ended December 31, 2005,

CONTRACTS COMMITTEE - The Board established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory, and sub-advisory agreements and, at the discretion of the Board, other agreement or plans involving the Portfolios. The responsibilities of the Contracts Committee, include, among other things: (1) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew or modify agreements or plans. The Committee currently consists of seven (7) Independent Trustees. The following Trustees serve as members of the Contracts Committee:
Mses. Chadwick and Pressler and Messrs. Boyer, Kenny, May, Patton and Vincent. Mr. Vincent serves as the Chairperson of the Contracts Committee. The Contracts Committee held six (6) meetings during the fiscal year ended December 31, 2005,


COMPENSATION OF TRUSTEES

Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.


Each Portfolio pays each Independent Trustee a PRO RATA SHARE, as described below, of: (i) an annual retainer of $45,000 per year (Messrs. Patton, Earley, May, Boyer, Kenny and Dr. Gitenstein, as Chairpersons of committees of the Board, each receive an additional annual retainer of $30,000, $20,000, $10,000, $20,000, $10,000, and $10,000(1) respectively) Additionally, as Chairperson of the Investment Review and Contracts Committee Mr. Vincent receives an additional $20,000 and $15,000 respectively; (ii) $7,000 for each in-person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of a telephonic Board meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic; and (v) out-of-pocket expenses. The PRO RATA share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the portfolios managed by ING Investments or its affiliates, ING Investments and ING Life Insurance and Annuity Company, for which the Trustees serve in common as Trustees.


The following table sets forth information provided by ING Investments regarding compensation of Trustees by each Portfolio and other funds managed by ING Investments and its affiliates for the fiscal year ending December 31, 2005. Officers of the Trust and Trustees who are interested persons of a Portfolio do not receive any compensation from the Trust or any other funds managed by ING Investments or its affiliates.

----------
(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active for that quarter. The compensation per quarter to the Chairperson is $2500, which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $10,000.

                            COMPENSATION OF TRUSTEES


                                                                                                                      TOTAL
                                                                                                                  COMPENSATION
                                                                                                                      FROM
                                                      ING                                          ESTIMATED        REGISTRANT
                                      ING         MARKETSTYLE         ING                           ANNUAL            AND FUND
                                  MARKETSTYLE      MODERATE       MARKETSTYLE         ING          BENEFITS           COMPLEX
       NAME OF PERSON,             MODERATE         GROWTH          GROWTH         MARKETPRO         UPON             PAID TO
          POSITION                 PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     RETIREMENT(1)   TRUSTEES (2), (3)
----------------------------------------------------------------------------------------------------------------------------------
JOHN V. BOYER, TRUSTEE           $        0.36   $        1.38   $        0.56   $        0.74             N/A   $         200,000

PATRICIA W. CHADWICK,
TRUSTEE(4)                                 N/A             N/A             N/A             N/A             N/A                 N/A

J. MICHAEL EARLEY, TRUSTEE       $        0.34   $        1.31   $        0.54   $        0.70             N/A   $         176,000

R. BARBARA GITENSTEIN, TRUSTEE   $        0.34   $        1.33   $        0.54   $        0.71             N/A   $         162,000

PATRICK W. KENNY, TRUSTEE        $        0.31   $        1.20   $        0.49   $        0.64             N/A   $         221,000

WALTER H. MAY, TRUSTEE           $        0.38   $        1.50   $        0.62   $        0.81             N/A   $         187,000

THOMAS J. MCINERNEY,
TRUSTEE(4)                                 N/A             N/A             N/A             N/A             N/A                 N/A

SHERYL K. PRESSLER, TRUSTEE(4)             N/A             N/A             N/A             N/A             N/A                 N/A

JOCK PATTON, CHAIRMAN AND
TRUSTEE                          $        0.82   $        3.18   $        1.29   $        1.70             N/A   $         299,000

DAVID W.C. PUTNAM, TRUSTEE       $        0.27   $        1.06   $        0.43   $        0.57             N/A   $         117,000

JOHN G. TURNER, TRUSTEE(4)                 N/A             N/A             N/A             N/A             N/A                 N/A

ROGER B. VINCENT, TRUSTEE(5)     $        0.43   $        1.67   $        0.68   $        0.89             N/A   $         153,000

RICHARD A. WEDEMEYER, TRUSTEE    $        0.39   $        1.51   $        0.62   $        0.81             N/A   $         198,000



(1) The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(2) Represents compensation for 172 portfolios (total in the Fund Complex as of December 31, 2005).

(3) Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(4) Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006 and therefore did not receive any compensation for the fiscal year ended December 31, 2005.

(5) During the fiscal year ended December 31, 2005, Mssers. Kenny and Vincent deferred $10,813 and $15,000, respectively, of their compensation from the Fund Complex.

(6) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of each of ING Investments and DSI. Officers and Trustees who are interested persons do not receive any compensation from the Portfolios or Fund Complex.

INDEPENDENT TRUSTEE OWNERSHIP OF SHARES

Set forth in the table below is information regarding each Independent Trustee's (and his or her immediate family members) share ownership in securities of the Trust's adviser or principal underwriter and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2005.


                               NAME OF OWNERS AND
                                RELATIONSHIP TO                                          VALUE OF      PERCENTAGE OF
     NAME OF TRUSTEE                TRUSTEE              COMPANY       TITLE OF CLASS   SECURITIES        CLASS
--------------------------------------------------------------------------------------------------------------------
JOHN V. BOYER                        N/A                   N/A              N/A         $        0         N/A
PATRICIA W. CHADWICK                 N/A                   N/A              N/A         $        0         N/A
J. MICHAEL EARLEY                    N/A                   N/A              N/A         $        0         N/A
R. BARBARA GITENSTEIN                N/A                   N/A              N/A         $        0         N/A
PATRICK W. KENNY                     N/A                   N/A              N/A         $        0         N/A
WALTER H. MAY                        N/A                   N/A              N/A         $        0         N/A
SHERYL K. PRESSLER                   N/A                   N/A              N/A         $        0         N/A
JOCK PATTON                          N/A                   N/A              N/A         $        0         N/A
DAVID W. C. PUTNAM                   N/A                   N/A              N/A         $        0         N/A
ROGER B. VINCENT                     N/A                   N/A              N/A         $        0         N/A
RICHARD A. WEDEMEYER                 N/A                   N/A              N/A         $        0         N/A


CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


As of March 31, 2006 none of the Independent Trustees or their immediate family members owned beneficially or of record securities in ING Investments or ING Groep, N.V. ("ING Groep") (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,00 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in ING Investments or ING Groep or any affiliated companies of ING Investments or ING Groep.

Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, to investment advisers and their affiliates including other investment companies. As of March 31, 2006, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of each Portfolio. As of the that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any the Portfolios addressed herein, except as set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders.



                                                      PERCENTAGE OF      PERCENTAGE OF
              PORTFOLIO AND CLASS                         CLASS            PORTFOLIO               NAME AND ADDRESS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                ING USA Annuity & Life
  ING MarketStyle Growth Portfolio Class S               99.98%              99.79%                 Insurance Co.
                                                                                                  1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

                                                      PERCENTAGE OF      PERCENTAGE OF
               PORTFOLIO AND CLASS                        CLASS            PORTFOLIO               NAME AND ADDRESS
----------------------------------------------------------------------------------------------------------------------------
     ING MarketStyle Growth Portfolio Class I            46.55%               0.08%        Security Life Insurance of Denver
                                                                                                  RTE 5106 PO Box 20
                                                                                                Minneapolis, MN 55440

                                                                                             Reliastar Life Insurance Co.
     ING MarketStyle Growth Portfolio Class I            53.25%               0.09%         ATTN: Jill Barth Conveyor TN41
                                                                                                 151 Farmington Ave.
                                                                                                  Hartford, CT 06156

                                                                                           ING Life Insurance & Annuity Co.
    ING MarketStyle Growth Portfolio Class S2            99.01%               0.02%              151 Farmington Ave.
                                                                                                  Hartford, CT 06156

                                                                                                ING USA Annuity & Life
                                                         99.98%              99.66%                 Insurance Co.
ING MarketStyle Moderate Growth Portfolio Class S                                                 1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

ING MarketStyle Moderate Growth Portfolio Class I        10.34%               0.03%        Security Life Insurance of Denver
                                                                                                  RTE 5106 PO Box 20
                                                                                                 Minneapolis, MN 55440

                                                                                             Reliastar Life Insurance Co.
ING MarketStyle Moderate Growth Portfolio Class I        89.58%               0.27%         ATTN: Jill Barth Conveyor TN41
                                                                                                 151 Farmington Ave.
                                                                                                  Hartford, CT 06156

                                                                                           ING Life Insurance & Annuity Co.
ING MarketStyle Moderate Growth Portfolio Class S2       99.01%               0.02%              151 Farmington Ave.
                                                                                                  Hartford, CT 06156

                                                                                                ING USA Annuity & Life
    ING MarketStyle Moderate Portfolio Class S           99.93%              99.85%                 Insurance Co.
                                                                                                  1475 Dunwoody Dr.
                                                                                                West Chester, PA 19380

    ING MarketStyle Moderate Portfolio Class I           84.45%              0.005%        Security Life Insurance of Denver
                                                                                                  RTE 5106 PO Box 20
                                                                                                Minneapolis, MN 55440

                                                                                                 ING Investments LLC
    ING MarketStyle Moderate Portfolio Class I           15.55%               0.00%               ATTN: Lydia Homer
                                                                                            7337 E. Doubletree Ranch Road
                                                                                              Scottsdale, AZ 85258-6102

                                                                                           ING Life Insurance & Annuity Co.
   ING MarketStyle Moderate Portfolio Class S2           99.01%               0.07%              151 Farmington Ave.
                                                                                                  Hartford, CT 06156



                                     ADVISER


ING Investments serves as the adviser to the Portfolios pursuant to a adviser agreement between ING Investments and the Trust ("Advisory Agreement"). ING Investment's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Investments is an Arizona corporation that is an indirect wholly-owned subsidiary ING Groep. ING Investments is registered with the SEC as an investment adviser.


ING Investments began providing investment management services in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. On February 26, 2001, the name of the adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the adviser changed to ING Investments, LLC.


Pursuant to the Advisory Agreement, ING Investments, subject to the direction of the Board, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its Portfolios other than the investment advisory services performed by the sub-adviser, if applicable. The services include, but are not limited to, (i) coordinating for all Portfolios, at ING Investment's expense, all maters relating to the operation of the Portfolios, including any necessary coordination among the sub-advisers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolios' portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at ING Investment's expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by ING Investments of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by ING Investments of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law; (v) preparing, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios;
(vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at ING Investment's expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in the Advisory Agreement. Other responsibilities of ING Investments are described in the Prospectuses.


The Trust and ING Investments have received an exemptive order from the SEC that allows ING Investments to enter into new investment sub-advisory contracts ("Sub-Advisory Agreements") and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. ING Investments remains responsible for providing general management services to each of the Portfolios, including overall supervisory responsibility for the general management and investment of each Portfolio's assets, and, subject to the review and approval of the Board, will among other things: (i) set the Portfolios' overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Portfolios' assets; (iii) when appropriate, allocate and reallocate the Portfolios' assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Portfolios' investment objectives, policies and restrictions.


ING Investments shall make its officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolios.

Pursuant to the Advisory Agreement, ING Investments is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no sub-adviser is engaged to manage the assets of such Portfolio.


After an initial term of two years, the Advisory Agreement and, with respect to the MarketStyle Portfolios, the sub-advisory agreement between ING Investments and ING Investment Management Co. ("ING IM") ("Sub-Advisory Agreement") continue in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Trust's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940
Act) of ING Investments by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated without penalty by vote of the Trustees or by the shareholders of a Portfolio or by ING Investments on 60 days' written notice by either party to the Advisory Agreement, and will terminate automatically if assigned as that term is defined in the 1940 Act.


As compensation for its services under the Advisory Agreement, the Trust pays ING Investments a monthly fee in arrears and is expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:

PORTFOLIO                                                    ANNUAL ADVISORY FEE
ING MarketStyle Moderate Portfolio                                  0.08%
ING MarketStyle Moderate Growth Portfolio                           0.08%
ING MarketStyle Growth Portfolio                                    0.08%

ING MarketPro Portfolio                                             0.00%

TOTAL ADVISORY FEES PAID

The following chart sets forth the total amounts the Portfolios paid to ING Investments. Because the MarketStyle Portfolios had not commenced operations as of fiscal years ended December 31, 2004 and 2003, and because the MarketPro Portfolio does not receive an advisory fee, no fees were paid to ING Investments under the Advisory Agreement.


PORTFOLIO                                                 2005(1)                 2004                  2003
------------------------------------------------------------------------------------------------------------
ING MarketStyle Moderate Portfolio                        $    93                  N/A                   N/A
ING MarketStyle Moderate Growth Portfolio                 $   389                  N/A                   N/A
ING MarketStyle Growth Portfolio                          $   175                  N/A                   N/A
ING MarketPro Portfolio                                       N/A                  N/A                   N/A


     (1) The gross fees paid to ING Investments under the Advisory Agreement are for the period beginning August 15, 2005 through December 31, 2005.

                    SUB-ADVISER (ING MARKETSTYLE PORTFOLIOS)

ING Investments has engaged the services of ING IM, as the sub-adviser to provide portfolio management services to the MarketStyle Portfolios. The Trust, ING Investments and ING IM, have entered into a Sub-Advisory Agreement, which was approved by the Trustees of the Trust and by shareholders of the Portfolio.

SUB-ADVISORY FEES

Pursuant to the Sub-Advisory Agreement, ING Investments (and not the Trust) pays ING IM, for its services, a monthly fee in arrears expressed as an annual amount equal to 0.02% of each MarketStyle Portfolio's average daily net assets.


TOTAL SUB-ADVISORY FEES PAID


The following chart sets forth the total amounts ING Investments paid to:


SUB-ADVISER                                               2005(1)                 2004                   2003
-------------------------------------------------------------------------------------------------------------
ING IM
ING MarketStyle Moderate Portfolio                      $    23.39                 N/A                   N/A

ING IM
ING MarketStyle Moderate Growth Portfolio               $    97.78                 N/A                   N/A

ING IM
ING MarketStyle Growth Portfolio                        $    23.39                 N/A                   N/A

ING Market Pro Portfolio                                       N/A                 N/A                   N/A


     (1) The fees paid to ING IM under the Sub-Advisory Agreement are for the period beginning August 15, 2005 through December 31, 2005.

                   OTHER INFORMATION ABOUT PORTFOLIO MANAGERS

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.

                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                       OTHER ACCTS
                      ------------------------------------------------------------------------------------------------
                      NUMBER
     PORTFOLIO        OF                                NUMBER OF                           NUMBER OF
      MANAGER         ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
----------------------------------------------------------------------------------------------------------------------
Mary Ann Fernandez        41       $  5,602,687,313           0                N/A               0                 N/A
Brian Gendrau, Ph. D       0       $                          0                N/A               0                 N/A


There were no accounts for which the advisory fee is based on performance.

POTENTIAL CONFLICTS OF INTEREST

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to a Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

A potential conflict of interest may arise as a result of the portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts may allow extensive use of short sales, which in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Fund.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Compensation consists of (a) fixed base salary; (b) cash bonus which is based on ING IM's performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING Groep restricted stock, stock options and restricted performance units.

Portfolio managers whose fixed base salary compensation exceeds a particular threshold may participate in ING Groep's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING Groep stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolios owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.


                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    PORTFOLIO SHARES OWNED
-----------------                                    ----------------------
Mary Ann Fernandez                                   None
Brian Gendrau, Ph.D                                  None


              ASSET ALLOCATION COMMITTEE (ING MARKETPRO PORTFOLIO)

An Asset Allocation Committee of ING Investments reviews the allocation of MarketPro Portfolio's assets. The Asset Allocation Committee is responsible for the day-to-day management of the MarketPro Portfolio. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchase or sales or asset allocation recommendations.

The Asset Allocation Committee consists of the following persons: William A. Evans, Shaun P. Mathews, Jeffery S. Stout, Laurie M. Tillinghast and Stanley D. Vyner.


WILLIAM A. EVANS, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

SHAUN P. MATHEWS, President, ING USFS Mutual Funds and Investment Products organization and prior to that, he was chief marketing officer for ING U.S. Financial Services. Mr. Matthews joined ING in 2000. Prior to joining ING, Mr. Matthews was with Aetna Financial Services since 1979, where he held a number of different positions.


JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.


LAURIE M. TILLINGHAST, Senior Vice President, ING USFS Mutual Funds and Investment Products, has over 25 years experience in the investment product and financial services business. Prior to joining ING in 1995, Ms. Tillinghast was responsible for all investment product development and selection of funds for Connecticut Mutual Financial Services.


STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by each committee member as of December 31, 2005:


                         REGISTERED INVESTMENT              OTHER POOLED INVESTMENT
                         COMPANIES                          VEHICLES                              OTHER ACCOUNTS
                       -------------------------------------------------------------------------------------------
   INVESTMENT            NUMBER                                                            NUMBER
   COMMITTEE             OF                                 NUMBER OF         TOTAL        OF               TOTAL
    MEMBER               ACCOUNTS      TOTAL ASSETS         ACCOUNTS          ASSETS       ACCOUNTS         ASSETS
------------------------------------------------------------------------------------------------------------------
William A. Evans         5             $   3,843,814,381    0                 N/A          0                N/A
Shaun P. Matthews        1             $       2,243,970    0                 N/A          0                N/A
Jeffrey S. Stout, FSA    5             $   3,843,814,381    0                 N/A          0                N/A
Laurie M. Tillinghast    1             $       2,243,970    0                 N/A          0                N/A
Stanley D. Vyner         5             $   3,843,814,381    0                 N/A          0                N/A



     None of these accounts has an advisory fee based on the performance of the account.


POTENTIAL CONFLICTS OF INTEREST

Potential conflicts of interest may arise in the Asset Allocation Committee Members' management of the MarketPro Portfolio. The Asset Allocation Committee may be subject to competing interests that have the potential to influence its decision making with regard to the allocation of Portfolio assets. For example, one Underlying Fund may pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. Therefore, the Asset Allocation Committee may have an incentive to allocate Portfolio assets in a manner that benefits ING Investment's or an affiliate's interests, or the interests of an Underlying Fund in addition to or in lieu of the Portfolio's interests. In addition, the Asset Allocation Committee may believe that certain Underlying Funds may benefit from additional assets or could be harmed by redemptions.

Furthermore, as described in the Prospectus, the Asset Allocation Committee may allocate Portfolio assets to the insurance company fixed contracts that are issued by ING Investments or an affiliated insurer.

COMPENSATION STRUCTURE OF ASSET ALLOCATION COMMITTEE MEMBERS

An Asset Allocation Committee Member's compensation consists of (a) base pay in the form of a fixed annual salary; (b) bonus which is based on several factors including the individual's performance rating, the performance of the ING Groep entity that employs the Member, and the performance of ING Groep and its subsidiaries in the United States; and (c) long-term equity awards tied to the performance of the parent company, ING Groep. The Asset Allocation Committee Members each have substantial additional duties for the entity that employs him or her, or to the Board of Directors of the ING Funds. Thus, their individual performance ratings will be based in large part on services other than the Committee, although the value of the assets held in the MarketPro Portfolio and the performance of the Portfolio may be a factor in a Member's job performance rating.

Based on job function, internal comparators and external market data, Asset Allocation Committee Members participate in the ING Groep's Long-Term Incentive Plan. The awards vest in three years and are paid in a combination of ING Groep's restricted stock, stock options and restricted performance units.

The Asset Allocation Committee Members, whose fixed base salary compensation exceeds a particular threshold, may participate in ING Groep's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING Groep's stock or at annual fixed interest rates. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

The Asset Allocation Committee Members participate in ING Groep's Pension and Retirement Plans, which are available generally to all salaried employees.

ASSET ALLOCATION COMMITTEE MEMBERS' OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the MarketPro Portfolio owned by each committee member as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.


                                                DOLLAR RANGE OF
ASSET ALLOCATION COMMITTEE MEMBER               PORTFOLIO SHARES OWNED
---------------------------------               ----------------------
William A. Evans                                None
Shaun P. Mathews                                None
Jeffery Stout                                   None
Laurie M. Tillinghast                           None
Stan Vyner                                      None

                          EXPENSE LIMITATION AGREEMENT

ING Investments has entered into an expense limitation agreement with each Portfolio listed below pursuant to which ING Investments has agreed to waive or limit its fees. In connection with this agreement, ING Investments will assume other expenses so that the total annual ordinary operating expenses of each Portfolio listed below (which excludes interest, taxes, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio's business, and expenses of any counsel or other persons or services retained by the Portfolio's Trustees who are not "interested persons" (as defined in the 1940 Act) of ING Investments) do not exceed the limits set forth below of the Portfolios' average daily net assets subject to possible recoupment by ING Investments within three years.

               PORTFOLIO                  ADV CLASS          CLASS I            CLASS S       SERVICE 2 CLASS
-------------------------------------------------------------------------------------------------------------
ING MarketPro                               0.70%             0.10%              0.35%             0.50%
ING MarketStyle Moderate                    0.68%             0.08%              0.33%             0.48%
ING MarketStyle Moderate Growth             0.68%             0.08%              0.33%             0.48%
ING MarketStyle Growth                      0.68%             0.08%              0.33%             0.48%

The expense limitation agreement provides that the expense limitation shall continue until May 1, 2007. The Portfolios' expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by a Portfolio, without payment of any penalty, upon ninety (90) days' prior written notice to the ING Investments at its principal place of business.

                                  ADMINISTRATOR

ING Funds Services, LLC ("ING Funds Services" or "Administrator"), an affiliate of ING Investments, serves as Administrator for the Portfolios pursuant to an administration agreement ("Administration Agreement"). The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for monitoring the Portfolios' compliance with applicable legal requirements with the investment policies and restrictions of the Portfolios. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Currently, for its services under the Administration Agreement, ING Funds Services receives no compensation for its service to the MarketStyle Portfolios. However, ING Funds Services receives compensation in an amount equal to 0.05% based on average daily net assets per annum for the MarketPro Portfolio. Since the MarketPro Portfolio had not commenced operations as of fiscal years ended December 31, 2004 and 2003, no administrative fees were paid by the MarketPro Portfolio to ING Fund Services.

TOTAL ADMINISTRATOR FEES


PORTFOLIO                                                 2005(1)                 2004                  2003
------------------------------------------------------------------------------------------------------------
ING MarketStyle Moderate Portfolio                           N/A                   N/A                   N/A
ING MarketStyle Moderate Growth Portfolio                    N/A                   N/A                   N/A
ING MarketStyle Growth Portfolio                             N/A                   N/A                   N/A
ING MarketPro Portfolio                                  $   127                   N/A                   N/A


     (1) The fees paid to ING Funds Services under the Administration Agreement are for the period beginning August 15, 2005 through December 31, 2005.

                          DISTRIBUTION OF TRUST SHARES

Directed Services, Inc. ("DSI" or "Distributor") serves as each Portfolio's principal underwriter and distributor. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of the Portfolios' shares. DSI bears all expenses of providing distribution services, including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares. DSI, like ING Investments, is an indirect wholly-owned subsidiary of ING Groep, and serves as the investment adviser to certain portfolios of the Trust that are not described in this SAI. Therefore, DSI may be deemed to be an affiliate of the Portfolios. ING Investments may, from its own resources, compensate DSI for distribution services provided to the Portfolios.

The Trust currently offers the shares of its operating portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company ("ING USA") to serve as the investment medium for Variable Contracts issued by ING USA. DSI is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden America Life Insurance Company ("Golden American"). On January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance and Annuity Company, and USG Annuity and Life Company to form ING USA. Golden American is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly owned subsidiary of Equitable of Iowa Companies, Inc. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.

The Trustees have classified shares of each of the MarketPro and MarketStyle Portfolios into four classes: ADV Class, Class I, Class S and Service 2 Class shares. Shares of each class of each of the MarketPro and MarketStyle Portfolios represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that:
(a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, ADV Class, Class I, Class S and Service 2 Class shares have the features described below:

The ADV Class shares are not subject to an initial sales charge or contingent deferred sales charge but are subject to a shareholder servicing fee of 0.25% and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum. DSI has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.35% (not to exceed 0.50% under the current 12b-1 Plan) in the future.

The Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.

The Class S shares are not subject to an initial sales charge, contingent deferred sales charge, or a Rule 12b-1 distribution fee but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.

The Service 2 Class shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum. DSI has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future.

DISTRIBUTION PLAN

The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act ("Plan") on behalf of the ADV Class shares and Service 2 Class shares of the MarketPro and MarketStyle Portfolios ("12b-1 Portfolios").

The Plan provides that the ADV Class shares and Service 2 Class shares of the 12b-1 Portfolios shall pay a distribution fee ("Distribution Fee"), for distribution services including payments to DSI, the Distributor, at annual rates not to exceed 0.50% and 0.25%, respectively, of the average daily net assets of such 12b-1 Portfolios for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The Plan was approved by all of the Trustees, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan.

Since the Distribution Fees are directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may not be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "reimbursement variety" (in contrast to "compensation" arrangements by which a distributor's payments are not directly linked to its expenses). The ADV Class shares and Service 2 Class shares of the 12b-1 Portfolios, are liable for any distribution expenses incurred in excess of the Distribution Fee paid for a period of 3 years. Each 12b-1 Portfolio's ADV Class shares and Service 2 Class shares are entitled to exclusive voting rights with respect to matters concerning the Plan.

The Plan permits the 12b-1 Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50%, for the ADV Class shares, and 0.25%, for the Service 2 Class shares, of the average daily net assets of such 12b-1 Portfolios attributable to an insurance company's variable contract owners during that quarterly period. Expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the 12b-1 Portfolios' shares; (d) obtaining information and providing explanations to variable contract owners regarding the 12b-1 Portfolios' investment objectives and policies and other information about the 12b-1 Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the 12b-1 Portfolios; (g) personal service and/or maintenance of variable contract owners' accounts with respect to the 12b-1 Portfolios' accounts; and (h) financing any other activity that the Board determines is primarily intended to result in the sale of the 12b-1 Portfolios' shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, cast in-person at a meeting called for that purpose. The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the 12b-1 Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the 12b-1 Portfolios without the approval of a majority of the outstanding shares of each of the 12b-1 Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The Plan was adopted because of its anticipated benefit to the 12b-1 Portfolios. These anticipated benefits include increased promotion and distribution of the 12b-1 Portfolios' shares, an enhancement in the 12b-1 Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the 12b-1 Portfolios.

SHAREHOLDER SERVICES AGREEMENT

Effective May 24, 2002, the Trust entered into a shareholder servicing agreement (the "Shareholder Services Agreement") on behalf of the ADV Class shares, Class S shares and Service 2 Class shares of the Trust. Under the Shareholder Services Agreement, DSI (the "Shareholder Services Agent") has agreed to provide certain services including, but not limited to, the following:

Answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Portfolios and certain other matters pertaining to the Portfolios; assist shareholders in designating or changing account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish quarterly and year-end statements and confirmations of purchases and redemptions; transmit on behalf of the Portfolios, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Portfolios; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the 12b-1 Portfolios; and provide such other related services as the Portfolios or a shareholder may request. The Shareholder Services Agent may subcontract with other parties for the provision of shareholder support services.

In consideration of the services provided by the Shareholder Services Agent pursuant to the Services Agreement, the Shareholder Servicing Agent receives from each MarketPro and MarketStyle Portfolio's ADV Class shares, Class S shares and Service 2 Class shares a fee of 0.25%, expressed as a percentage of the average daily net asset values of the Portfolios' shares.

DISTRIBUTION AND SHAREHOLDER SERVICE FEE AMOUNTS PAID

For the fiscal year ended December 31, 2005, the Shareholder Services Agent received fees from Class S and Service 2 Class shares of the Portfolios in the amounts set forth below. The ADV Class shares of the Portfolios had not commenced operations as of December 31, 2005 and therefore no fees were paid to the Shareholder Services Agent.

DISTRIBUTION FEES


                           MARKET STYLE MODERATE PORTFOLIO(1)            MARKETSTYLE MODERATE GROWTH PORTFOLIO(1)
                      --------------------------------------------------------------------------------------------
                        ADV CLASS        CLASS S        SERVICE 2        ADV CLASS        CLASS S        SERVICE 2
------------------------------------------------------------------------------------------------------------------
Advertising                N/A               ---           ---              N/A               ---           ---
Printing                   N/A               ---           ---              N/A               ---           ---
Salaries &
Commissions                N/A               ---           ---              N/A               ---           ---
Broker Services            N/A               ---           ---              N/A               ---           ---
Miscellaneous              N/A           $ 11.66           ---              N/A           $ 49.78           ---
Total                      N/A           $ 11.66           ---              N/A           $ 49.78           ---


DISTRIBUTION FEES


                             MARKESTYLE GROWTH PORTFOLIO(1)                       MARKETPRO PORTFOLIO(1)
                     ---------------------------------------------------------------------------------------------
                        ADV CLASS        CLASS S        SERVICE 2        ADV CLASS        CLASS S        SERVICE 2
------------------------------------------------------------------------------------------------------------------
Advertising                N/A               ---           ---              N/A            ---              ---
Printing                   N/A               ---           ---              N/A            ---              ---
Salaries &
Commissions                N/A               ---           ---              N/A            ---              ---
Broker Services            N/A               ---           ---              N/A            ---              ---
Miscellaneous              N/A           $ 22.03           ---              N/A            ---              ---
Total                      N/A           $ 22.03           ---              N/A            ---              ---


     (1) Because the MarketStyle and MarketPro Portfolios commenced operations on August 15, 2005, the fees listed are for the period beginning August 15, 2005 through December 31, 2005.

SHAREHOLDER SERVICES FEES


                                                                              SHAREHOLDER SERVICES AGREEMENT
                                                                       ---------------------------------------
                       PORTFOLIOS                                       2005(1)          2004             2003
--------------------------------------------------------------------------------------------------------------
ING MARKET PRO PORTFOLIO
ADV Class                                                                   N/A           N/A              N/A
Class S                                                                $ 628.50           N/A              N/A

                                                                              SHAREHOLDER SERVICES AGREEMENT
                                                                       ---------------------------------------
                       PORTFOLIOS                                       2005(1)          2004             2003
--------------------------------------------------------------------------------------------------------------
Service 2                                                              $   6.21           N/A              N/A

ING MARKETSTYLE GROWTH PORTFOLIO
ADV Class                                                                   N/A           N/A              N/A
Class S                                                                $                  N/A              N/A
Service 2                                                              $

ING MARKETSTYLE MODERATEGROWTH PORTFOLIO
ADV Class                                                                   N/A           N/A              N/A
Class S                                                                $ 545.92           N/A              N/A
Service 2                                                              $   1.37           N/A              N/A

ING MARKETSTYLE MODERATE PORTFOLIO
ADV Class                                                                   N/A           N/A              N/A
Class S                                                                $ 291.45           N/A              N/A
Service 2                                                              $   1.37           N/A              N/A


     (1) Because the MarketStyle and MarketPro Portfolios commenced operations on August 15, 2005, the fees listed are for the period beginning August 15, 2005 through December 31, 2005.

                                 CODE OF ETHICS

The Portfolios' Board, ING Investments, and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Portfolios that may arise from personal trading of securities that may be purchased or held by the Portfolios or the Portfolios' shares. The Code of Ethics also prohibits short-term trading of each Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolios' Compliance Officer or his or her designee and to report all transactions on a regular basis. ING IM has adopted its own Code of Ethics to govern the personal trading activities of its personnel.

               DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES

The Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios' annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Portfolio posts its portfolio holdings schedule on ING Groep's website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (e.g., each Portfolio will post its quarter-ending June 30 holdings on August 1).

The Portfolios also compile a list composed of their ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING Groep's website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolios' shares and most third parties may receive the Portfolios' annual or semi-annual shareholder reports, or view on ING Groep's website, the Portfolios' portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING Groep's website, the Portfolios may provide their portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolios have a legitimate business purpose for doing so. Specifically, the Portfolios' disclosure of their portfolio holdings may include disclosure. Unless otherwise noted below, a Portfolio's disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided:

    - To the Portfolios' independent registered public accounting firm named herein, for use in providing audit Opinions;
    - To financial printers for the purpose of preparing the Portfolios' regulatory filings; - For the purpose of due diligence regarding a merger or acquisition; - To a new adviser or sub-adviser prior to the commencement of its management of the Portfolios;
    - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such agencies may receive more raw data for the Portfolios than is posted on the Portfolios' website;
    - To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Underlying Funds;
    - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; or
    - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios' shareholders.

     In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

     The Portfolios' Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Portfolios' portfolio securities is in the best interests of the Portfolios' shareholders, including procedures to address conflicts between the interests of the Portfolios' shareholders, on the one hand, and those of ING Investments, ING IM, if applicable, the Portfolios' principal underwriter or any affiliated person of the Portfolios, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolios' administrator to implement the Board's policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolio's shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of ING Investments, ING IM, if applicable, the Portfolios' principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolios' administrator to authorize the release of the Portfolios' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios' administrator reports quarterly to the Board regarding the implementation of the Policies.

     The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios' portfolio holdings:

                                                                                 TIME LAG BETWEEN
                                                                                DATE OF INFORMATION
                                                                               AND DATE INFORMATION
           PARTY                PURPOSE                   FREQUENCY                  RELEASED
---------------------------------------------------------------------------------------------------
Institutional Shareholder    Proxy Voting               Daily                  None
Services, Inc.               & Class Action
                             Services

Charles River Development    Compliance                 Daily                  None

     All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Portfolios' Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING Groep's Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios' Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, ING Investments, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

                             PROXY VOTING PROCEDURES


The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios' portfolio securities. The procedures provide that funds-of-funds, including the Portfolios, will "echo" vote their interests in Underlying Funds. This means that, if a Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion all other shareholders in the Underlying Fund voted their interests. The procedures delegate to ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to ING Investments, the Board has also approved ING Investments' proxy voting procedures, which require ING Investments to vote proxies in accordance with the Portfolios' proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. In addition, the Board established the Valuation, Proxy and Brokerage Committee to oversee the implementation of the Portfolios' proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Portfolios, including procedures of ING Investments, is attached hereto as Appendix B. Information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available no later than August 31st of each year through the ING Funds' website (http://www.ingfunds.com) or by accessing the SEC's EDGAR database (http://www.sec.gov).


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisory Agreement or Sub-Advisory Agreement, if applicable, authorizes ING Investments or ING IM, if applicable, to select the brokers or dealers that will execute the purchase and sale of investment securities for each Portfolio. In all purchases and sales of securities for the portfolio of a Portfolio, the primary consideration is to obtain the most favorable execution available. Pursuant to the Advisory Agreement or Sub-Advisory Agreement, ING Investments or ING IM, if applicable, determines, subject to the instructions of and review by the Portfolios' Board, which securities are to be purchased and sold by a Portfolio and which brokers are to be eligible to execute portfolio transactions of a Portfolio. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of ING Investments or ING IM, if applicable, a better price and execution can otherwise be obtained by using a broker for the transaction.

In placing portfolio transactions, ING Investments or ING IM, if applicable, are required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm's risk in positioning a block of securities, and other factors. ING Investments or ING IM, if applicable, may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios, and not ING Investments or ING IM, if applicable.

In selecting a broker-dealer, ING Investments or ING IM, if applicable, will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. ING Investments or ING IM, if applicable, may also take into account the quality of research and related services that can be provided by a broker-dealer, provided ING Investments or ING IM, if applicable, make a good faith determination that the broker commissions paid by the Portfolios is reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), ING Investments or ING IM, if applicable, may cause a Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to ING Investments or ING IM, if applicable, commissions for effecting a securities transaction for a Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

For many years, it has been a common practice for investment managers to receive research services from broker-dealers that execute portfolio transactions for the clients of the adviser. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, ING Investments or ING IM, if applicable, may receive research services from broker-dealers with which ING Investments or ING IM, if applicable, places a Portfolio's securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and ING Investments or ING IM, if applicable, do not bear the expense of these services if provided by a broker-dealer that executes trades for a Portfolio, and the advisory fee paid to ING Investments or sub-advisory fee paid to ING IM, if applicable, is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value to ING Investments or ING IM, if applicable, in advising a Portfolio and other clients, although not all of the research services received by ING Investments or ING IM, if applicable, will necessarily be useful and of value in managing a particular Portfolio. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by ING Investments or ING IM, if applicable, for the execution of securities transactions for a Portfolio. In addition, in negotiating commissions with a broker, the Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by ING Investments or ING IM, if applicable, to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

In negotiating commissions with a broker, the Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by ING Investments or ING IM, if applicable, to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

Portfolio transactions may be executed by brokers affiliated with the ING Groep or ING Investments or ING IM, if applicable, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in comparable transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to the rules adopted by the National Association of Securities Dealers, Inc. ("NASD").

Purchases of securities for a Portfolio also may be directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

Some securities considered for investment by a Portfolio may also be appropriate for their clients served by that ING Investments or ING IM, if applicable. If the purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients serviced by ING Investments or ING IM, if applicable, is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and ING Investments' or ING IM's, if applicable, other clients in a manner deemed fair and reasonable by ING Investments or ING IM, if applicable. Although there is no specified formula for allocating such transactions, the various allocation methods used by ING Investments or ING IM, if applicable, and the results of such allocations, are subject to periodic review by the Board. To the extent any of the Portfolios seek to acquire the same security at the same time, one or more of the Portfolios may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Portfolio is concerned.

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. Each Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While ING Investments generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available. Each Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolios. By allocating transactions in this manner, ING Investments is able to supplement its research and analysis with the views and information of other securities firms.

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

TOTAL BROKERAGE COMMISSIONS


There were no brokerage commissions paid to the MarketStyle and MarketPro Portfolios for the fiscal year ended December 31, 2005.Because the MarketStyle and MarketPro Portfolios had not commenced operations as of fiscal years ended December 31, 2004 and 2003, respectively, no total brokerage commissions were paid by each of the Portfolios for the fiscal years ended December 31, 2004 and 2003, respectively.

For the fiscal year ended December 31, 2005, no commissions were paid with respect to portfolio transactions to certain brokers for research services.


As noted above, ING IM, if applicable, may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide ING IM, if applicable, with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of ING Investments and ING IM, if applicable, without incurring additional costs. These arrangements may not fall within the safe harbor of
Section 28(e) of the 1934 Act because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by ING IM, if applicable, This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.

On occasions when ING IM, if applicable, deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser or sub-adviser), ING IM, if applicable, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by ING IM, if applicable, in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.

Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

ING IM, if applicable, may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of ING IM, if applicable, where, in the judgment of ING IM, if applicable, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

Pursuant to SEC Rules, a broker-dealer that is an affiliate of ING Investments or ING IM, if applicable, or, if it is also a broker-dealer, ING IM, if applicable, may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or ING IM, if applicable, and if there is in effect a written contract between ING IM, if applicable, and the Trust expressly permitting the affiliated broker-dealer or ING IM, if applicable, to receive and retain such compensation. The Sub-Advisory Agreements provide that ING IM, if applicable, may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.


SEC rules further require that commissions paid to such an affiliated broker-dealer or ING IM, if applicable, by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of ING Investments, adviser to ING Investors Trust as of March 31, 2006: ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Advisors B.V., ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.


Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.

ING Investments or ING IM, if applicable, may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolios a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of that Portfolio. These commission recapture payments benefit the Portfolios, and not ING Investments or ING IM, if applicable.


For the fiscal year ended December 31, 2005, the no brokerage commissions, or affiliated brokerage commissions were paid.

During the fiscal year ended December 31, 2005, the Portfolios did not acquire securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.


                               PORTFOLIO TURNOVER

A change in securities held in the portfolio of a Portfolio is known as "portfolio turnover" and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios.

                                 NET ASSET VALUE

As noted in the Prospectuses, the net asset value ("NAV") and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Portfolio shares will not be priced on these days. On those days, securities held by an Underlying Fund may nevertheless be actively traded, and the value of a Portfolio's shares could be indirectly affected. As a general matter, the Portfolios do not invest directly in securities. However, the following information describes the calculation of NAV for the Underlying Funds and the Portfolios.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See the "Net Asset Value" in the "Information for Investors" section of the Prospectuses. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolios' Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to a Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

The value of the foreign securities traded on an exchange outside the United States is generally based upon its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of an Underlying Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that the Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio's NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. A Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to ensure that all orders are transmitted timely to a Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

                             PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield and the total return of the Portfolios, in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

Because the MarketStyle and MarketPro Portfolios commenced operations on August 15, 2005 and therefore did not have a full calendar year of performance as of December 31, 2005, average annual total returns are not provided.

Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

         YIELD = 2 [((a-b)/cd  + 1)(TO THE POWER OF 6) - 1]

where,

         a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P(1 + T)(TO THE POWER OF n) =
ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500 (R) Index and the Merrill Lynch U.S. High Yield BB-B Rated Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a portfolio's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a portfolio of the Trust (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning ING Investments, ING IM, if applicable, or affiliates of the Trust, including (i) performance rankings of other mutual funds managed by ING IM, if applicable, or the individuals employed by ING IM, if applicable, who exercise responsibility for the day-to-day management of a portfolio of the Trust, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by ING Investments, including information related to the selection and monitoring of ING IM, if applicable. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a portfolio is intended, based upon each portfolio's investment objectives.

In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING Groep, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of a Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      TAXES


Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to ING Investments and its affiliates in connection with the creation or management of a Portfolio. Shares will generally not be offered to other investors.

Each Portfolio qualified, and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Code. To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, net income derived from an interest in a publicly held partnership or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers which a Portfolio controls and which are determined to be engaged in the same or similar trades or business or related trades or business or of one or more qualified publicly held partnerships. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

Each Portfolio must comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). Because Section 817(h) and the underlying regulations treat the assets of the Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within thirty (30) days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other RICs. Failure of a Portfolio either to qualify as a RIC or to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided that the shares of such regulated investment company are generally held only by segregated asset accounts of insurance companies and certain fund managers in connection with the creation or management of the Portfolio (a "Closed Fund").

If the segregated asset account upon which a variable contract is based is not "adequately diversified" under the foregoing rules for each calendar quarter, then (a) the variable contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not "adequately diversified" and (b) the holders of such contract must include as ordinary income, "the income on the contract" for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a "life insurance contract" under the Code. The "income on the contract" is, generally the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year. In addition, if a Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.


For a variable life insurance contract or a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of "investor control" the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio. You may not select or direct the purchase or sale of a particular investment of a Portfolio. All investment decisions concerning the Portfolios must be made by the portfolio manager for such Portfolio in his or her sole and absolute discretion, and not by the contract owner. Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities. Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts.

You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.

If a Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts and by certain qualified pension plans. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies by the Underlying Funds, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

Foreign Investments -- Underlying Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in Underlying Funds that invest in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

Certain Underlying Funds may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. An Underlying Fund investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of an Underlying Fund making such investments. Owners of Variable Contracts investing in Portfolios that invest in such an Underlying Fund would indirectly bear the cost of these taxes and interest charges. In certain cases, an Underlying Fund that invests in PFICs may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Underlying Fund. However, no assurance can be given that such elections can or will be made.

Real Estate Investment Trusts - - Certain Underlying Funds may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of a Portfolio's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to U.S. federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a RIC, such as the Portfolios and the Underlying Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a 'disqualified organization' (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

                                 CAPITALIZATION

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 63 different investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights, or subscription rights. In liquidation of a portfolio of the Trust, each shareholder is entitled to receive his or her PRO RATA share of the net assets of that portfolio. All of the Portfolios discussed in this SAI are diversified.

On May 1, 2003, the Trust's name was changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

                                  VOTING RIGHTS

Shareholders of the Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

                               PURCHASE OF SHARES


Shares of the Portfolios may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance company separate accounts that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.


If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

Shares of each Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

                              REDEMPTION OF SHARES


Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose separate account invests in a Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.


If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

                                    EXCHANGES

Shares of the same class of any one Portfolio of the Trust may be exchanged for shares of the same class of any of the other investment portfolios of the Trust. Exchanges are treated as a redemption of shares of one Portfolio of the Trust and a purchase of shares of one or more of the other portfolios of the Trust and are effected at the respective NAVs per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectuses for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in a portfolio of the Trust.

The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such portfolio will be invested in the Liquid Assets of the Trust or any successor to such portfolio.

                                    CUSTODIAN

The Bank of New York, One Wall Street, New York, NY, 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for the Portfolios.

                                 TRANSFER AGENT

DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121, serves as the transfer agent and dividend-paying agent to the Portfolios.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street Boston, MA 02110, has been appointed as the Trust's independent registered public accounting firm. KPMG LLP audits the financial statements of the Trust and provides other audit, tax, and related services.

                                  LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

                             REGISTRATION STATEMENT

This SAI and the accompanying Prospectuses do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

Financial statements for the Portfolios for the fiscal year ended December 31, 2005 are included in the Portfolios' annual shareholder report and are incorporated by reference in this SAI and may be obtained without charge by contacing the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258,
(800) 366-0066.

                                   APPENDIX A

                           DESCRIPTION OF BOND RATINGS

     Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

     Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

     Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:

     AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

     S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

  DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

     Moody's ratings for municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

           DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the 1933 Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

     PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

     AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

     BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

     D: Debt rated "D" is in default, and repayment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

     SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

     An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                                    APPENDIX B

                                    ING FUNDS

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                     PROXY VOTING PROCEDURES AND GUIDELINES

                          EFFECTIVE DATE: JULY 10, 2003
                          REVISION DATE: MARCH 16, 2006

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I.     INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.    VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee

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(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.   DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.    APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage

Committee at its next regularly scheduled meeting.

V.     VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

       A.   Routine Matters

       The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

       B.   Matters Requiring Case-by-Case Consideration

       The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

       Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

       Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation, the Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

       The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

            1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

            In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

            2.   NON-VOTES: Votes in Which No Action is Taken

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group's review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders' interests is likely.

            Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

            Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

            3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

            If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures). Upon Counsel's finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

            If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

            4.   Referrals to a Fund's Valuation, Proxy and Brokerage Committee

            A Fund's Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

            The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

            The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.    CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.   REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES


                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                                   ----------

                             PROXY VOTING PROCEDURES

                                   ----------

I.     INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

II.    ROLES AND RESPONSIBILITIES

       A.   Proxy Coordinator

       The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

       Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

       Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

       B.   Agent

       An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

       The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation, Proxy and Brokerage Committee ("Committee").

       The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

       Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

       C.   Proxy Group

       The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

       A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund's Procedures and Guidelines.

       A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

       For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

       If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

       If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

       The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

       D.   Investment Professionals

       The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III.   VOTING PROCEDURES

       A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

       B.   Routine Matters

       The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

       C.   Matters Requiring Case-by-Case Consideration

       The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

       Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

       Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation, the Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

            1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

            In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

            2.   NON-VOTES: Votes in Which No Action is Taken

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group's review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders' interests is likely.

            Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

            Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

            3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

            4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.    ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

       A.   Assessment of the Agent

            The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

            Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

       B.   Conflicts of Interest

            The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

            In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

            For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

            The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.     REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

          NAME                                        TITLE OR AFFILIATION
Stanley D. Vyner            Chief Investment Risk Officer and Executive Vice President, ING
                            Investments, LLC

Todd Modic                  Senior Vice President, ING Funds Services, LLC and ING Investments, LLC;
                            and Chief Financial Officer of the ING Funds

Maria Anderson              Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos                Proxy Coordinator for the ING Funds and Manager - Special Projects, ING
                            Funds Services, LLC

Julius Drelick              Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.     Counsel, ING Americas US Legal Services

Steve Wastek, Esq.          Counsel, ING Americas US Legal Services


Effective as of May 27, 2005

                                    EXHIBIT 3
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                   ----------

                    PROXY VOTING GUIDELINES OF THE ING FUNDS

                                   ----------

I.     INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.    GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

1.     THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such independent outside director nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee in connection with poison pill considerations (E.G., failure to remove restrictive features or ensure expiration or submission to shareholders for vote) only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon WITHHOLD votes representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect", generally DO NOT WITHHOLD support from nominees who sit on the compensation committee or from the pay package recipient. If the Agent has raised other considerations regarding compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee and served during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist regarding such fees, E.G., that remuneration for the non-audit work is so lucrative as to taint the auditor's independence or is excessive in connection with the level and type of services provided.

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence. When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to WITHHOLD or vote FOR nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees who sit on up to (and including) seven public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be four, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified. Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders' rights. Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.
Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors. Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).
Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.
Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.
Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:
     (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
     (2)  Only if the director's legal expenses would be covered.

2.     PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.     AUDITORS

RATIFYING AUDITORS

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.     PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.
In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

TIME-PHASED VOTING

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board. Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.     TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

AMENDMENTS TO CORPORATE DOCUMENTS

Unless recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger, generally, vote AGAINST proposals seeking to remove shareholder approval requirements by (1) moving article provisions to portions of the charter not requiring shareholder approval or (2) in corporate structures such as holding companies, removing provisions in an active subsidiary's charter that provide voting rights to parent company shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested. Generally, vote AGAINST proposals for charter amendments that may support board entrenchment, particularly if the proposal is bundled or the board is classified.
Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

6.     MISCELLANEOUS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

    - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
    -  If the dissidents agree, the policy remains in place.
    - If the dissidents do not agree, the confidential voting policy is waived. Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

MAJORITY VOTING STANDARD

Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.     CAPITAL STRUCTURE

Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis. Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (E.G., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds or those in excess but meeting Agent's qualitative standards, but consider on a

       CASE-BY-CASE basis those requests failing the Agent's review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds or those in excess but meeting Agent's qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures, but consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).
Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights, and consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.
Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.     EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.
    - Generally, vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it.
    - Consider plans CASE-BY-CASE if Agent suggests cost assessment may not be possible due to the issuer's method of disclosing shares allocated to the plan(s).
    - Generally, vote FOR plans with costs within the cap if the considerations raised by the Agent pertain solely to equity compensation burn rate or pay for performance.

    -  Generally, vote AGAINST plans administered by potential grant recipients.
    - Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

RESTRICTED STOCK PLANS

Consider proposals for restricted stock plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements. Plans that do not meet the Agent's criteria in this regard may be supported, but vote AGAINST if disclosure is provided regarding neither vesting nor performance requirements.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms. Generally, vote FOR proposals that meet the Agent's criteria for acceptable repricing/replacement transactions, except that burn rate considerations raised by the Agent shall not be grounds for withholding support. Vote AGAINST compensation plans that (1) permit or may permit (E.G., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing/replacement transactions that do not meet the Agent's criteria (except regarding burn rate as noted above), or (3) give the board sole discretion to approve option repricing/replacement programs.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent's threshold. DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

    AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE
    FEATURES

    Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

    Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

    Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

    APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

    Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote AGAINST shareholder proposals that seek disclosure beyond regulatory requirements of the remuneration of individuals other than senior executives and directors. However, vote AGAINST shareholder proposals that seek such disclosure if providing it would be out of step with market practice and potentially disruptive to the business.
Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, including "claw back" recoupments.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements. Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange. Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.     STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.    MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach to evaluating such proposals.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.    MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.    SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.    GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate. For purposes of these global Guidelines, "AGAINST" shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (E.G., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:
    -  the opening of the shareholder meeting
    -  that the meeting has been convened under local regulatory requirements
    -  the presence of quorum
    -  the agenda for the shareholder meeting
    -  the election of the chair of the meeting
    -  the appointment of shareholders to co-sign the minutes of the meeting
    -  regulatory filings (E.G., to effect approved share issuances)
    - the designation of inspector or shareholder representative(s) of minutes of meeting
    - the designation of two shareholders to approve and sign minutes of meeting
    -  the allowance of questions
    -  the publication of minutes
    -  the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent's recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent's standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in Canada and tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent. For issuers in other global markets, generally follow Agent's standards for withholding support from non-independent directors excluding the CEO if the board is non-majority independent.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:
    -  bundled slates of nominees in (Hong Kong or France);
    -  simultaneous reappointment of retiring directors (South Africa);
    - in markets with term lengths capped by legislation, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or
    - nominees whose names are not disclosed in advance of the meeting (Hong Kong or South Africa).

Consider nominees for which the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis.

For markets such as the tax havens, Canada, Australia, South Africa and Malaysia (and for outside directors in South Korea) in which nominees' attendance records are adequately disclosed, the Funds' U.S. Guidelines with respect to director attendance shall apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds' U.S. Guidelines with respect to director elections shall apply.

BOARD STRUCTURE

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.

INDEPENDENT STATUTORY AUDITORS

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees. Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

NOMINATING COMMITTEE

Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES

With respect to Japanese companies, generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served. If Agent raises scandal or internal control considerations, generally vote AGAINST bonus proposals only for nominees whom a Fund is also voting AGAINST for that reason.

STOCK OPTION PLANS FOR INDEPENDENT INTERNAL STATUTORY AUDITORS

With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, votes with respect to compensation plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach to evaluating such plans, which in the United Kingdom involves use of a compensation valuation model to evaluate the cost of stock-based compensation plans, and in other markets, the calculation of dilution under a company's share plans and analysis of plan features.

SHARES RESERVED FOR EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent's methodology, including classification of a company's stage of development as growth or mature and the corresponding determination as to reasonability of the share requests. Generally, vote AGAINST equity compensation plans (E.G., option, warrant, restricted stock or employee share purchase plans), the issuance of shares in connection with such plans, or related management proposals that:
    -  exceed Agent's recommended dilution limits;
    - provide deep or near-term discounts to executives or directors, unless discounts to executives are adequately mitigated by long-term vesting requirements (E.G., Japan);
    -  are administered by potential grant recipients;
    - permit financial assistance in the form of interest-free, non-recourse loans in connection with executive's participation;
    - for restricted stock plans, provide no disclosure regarding vesting or performance criteria (provided that plans with disclosure in one or both areas, without regard to Agent's criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);
    - allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent's approach to evaluating such plans;
    - provide for terms or participation that is markedly out of line with market practice;

    - provide for retesting in connection with achievement of performance hurdles unless the Agent's analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the amount of compensation subject to retesting is DE MINIMIS as a percentage of overall compensation or relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans or the related issuance of shares that (1) do not suffer from the defects noted above or (2) otherwise meet the Agent's tests if the considerations raised by the Agent pertain solely to performance hurdles or the company's rationale in support of the plan or its participants.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

REMUNERATION REPORTS

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting (1) practices or features not supported under these Guidelines (2) financial assistance or retesting under the conditions described above, or (3) provisions for retirement benefits to outside directors, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (E.G., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Except as described above, consider provisions Agent raises with concern regarding severance/termination payments, contract or notice periods, "leaver" status and vesting or performance criteria on a CASE-BY-CASE basis.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

The Funds' U.S. Guidelines with respect to such shareholder proposals shall apply.

GENERAL SHARE ISSUANCES

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent's practice to vote FOR general issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital and those without preemptive rights to a maximum of 20 percent of currently issued capital.
Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company's rationale.
Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), or to grant rights to acquire shares, in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval.

INCREASES IN AUTHORIZED CAPITAL

Unless otherwise provided for herein, voting decisions should generally be based on the Agent's approach, as follows:
Generally, vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital, unless:
    - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or
    - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

PREFERRED STOCK

Unless otherwise provided for herein, voting decisions should generally be based on the Agent's approach, including:
    - Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
    - Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent's guidelines on equity issuance requests.
    - Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

POISON PILLS/PROTECTIVE PREFERENCE SHARES

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover issuances that do not meet the Agent's standards, but generally DO NOT VOTE AGAINST director nominees or remuneration in connection with poison pill considerations raised by the Agent.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS

Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, except with respect to securities held by dividend-oriented Funds, which should generally follow Agent's recommendations AGAINST payouts deemed too low according to Agent's methodology.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

APPROVAL OF DONATIONS

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
    -  it is editorial in nature;
    -  shareholder rights are protected;
    -  there is negligible or positive impact on shareholder value;
    - management provides adequate reasons for the amendments or the Agent otherwise supports management's position; or
    -  the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
    - Generally vote FOR management proposals to amend a company's articles to expand its business lines.
    - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.
    - If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company's articles to authorize the Board to vary the annual meeting record date.
    - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS

In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

(a)  (1)     Amended and Restated Agreement and Declaration of Trust dated
             February 26, 2002 (17)

     (2) Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

     (3) Amendment #2 dated May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

     (4) Amendment #3 dated June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

     (5) Amendment #4 dated June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

     (6) Amendment #5 dated August 25, 2003 to the Trust's Amended and Restated Agreement and Declaration of Trust dated February 26, 2002
             (20)

     (7) Amendment #6 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

     (8) Amendment #7 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

     (9) Amendment #9 dated November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust (22)

     (10) Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust (23)

     (11) Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

     (12) Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

     (13) Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

     (14) Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

     (15) Amendment #15, effective September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

     (16) Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust (25)

     (17) Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

     (18) Amendment #18 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

     (19) Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

     (20) Amendment #20 effective August 15, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value Portfolio (27)

     (21) Amendment #21 effective July 25, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to addition of ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, ING MarketPro, and ING VP Index Plus International Equity Portfolios (27)

     (22) Amendment #22 effective August 29, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Jennison Equity Opportunities Portfolio to ING Wells Fargo Advantage Mid Cap Disciplined Portfolio (27)

     (23) Amendment #23 effective November 30, 2005 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING EquitiesPlus Portfolio, ING FMR(SM) Small Cap Equity Portfolio, ING Global Real Estate Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio (29)

     (24) Amendment #24 effective December 1, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Salomon Brothers Investors Portfolio to ING Lord Abbett Affiliated Portfolio - Filed herein

     (25) Amendment # 25 effective December 5, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein Mid Cap Growth Portfolio and ING Capital Guardian Managed Global Portfolio to ING Templeton Global Growth Portfolio - Filed herein.

     (26) Amendment #26 effective January 3, 2006 to the Amended and Restated Agreement and Declaration of Trust to abolish the ING AIM Mid Cap Growth Portfolio - Filed herein.

     (27) Amendment #27 effective March 24, 2006 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING Franklin Income Portfolio and ING Quantitative Small Cap Value Portfolio - Filed herein.

     (28) Amendment #28 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to (1) Re-designate Service 1 Class shares to Service Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio; and
             (2) Designate Adviser Class shares and Institutional Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio - Filed herein

     (29) Amendment #29 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING MFS Mid Cap Growth Portfolio to ING FMR(SM) Mid Cap Growth Portfolio, ING Mercury Large Cap Growth Portfolio to ING Princeton Large Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio to ING Princeton Large Cap Value Portfolio, ING Quantitative Small Cap Value Portfolio to ING Disciplined Small Cap Value Portfolio, and

             ING Salomon Brothers All Cap Portfolio to ING Legg Mason Partners All Cap Portfolio - Filed herein.

     (30) Amendment #30 effective May 1, 2006 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING FMR(SM) Equity Income Portfolio - *

(b)  By-laws (1)

(c)  Instruments Defining Rights of Security Holders (1)

(d)  (1)     (A)     Management Agreement, dated October 24, 1997 as amended
                     May 24, 2002, between ING Investors Trust and Directed
                     Services, Inc. (22)

                     (i)     Amended Schedule A--Filed herein.

                     (ii) Amended Schedule B Compensation for Services to Series--Filed herein.

                     (iii) Letter agreement, dated April 29, 2005, between Directed Services, Inc. and ING Investors Trust, to waive a portion of the management fee for ING Capital Guardian U.S. Equities, ING JPMorgan Small Cap Equity, ING Mercury Focus Value, ING Mercury Large Cap Growth, and ING UBS U.S. Allocation Portfolios (28)

                     (iv) Letter agreement to waive a portion of the management fee for ING Van Kampen Equity Growth Portfolio, dated May 1, 2006 - Filed herein.

             (B) Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC (for American Funds) (20)

                     (i) First Amendment to Investment Management Agreement, effective as of September 2, 2004 (25)

             (C) Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC (24)

                     (i) First Amendment to Management Agreement effective as of September 2, 2004 (25)

                     (ii) Amended Schedule A with respect to the Management Agreement between ING Investors Trust and ING Investments, LLC (Global Real Estate, MarketStyle, MarketPro and VP Index Plus International Equity Portfolios), effective as of January 3, 2006 -
                             (30).

                     (iii) Amended Schedule A with respect to the Management Agreement between ING Investors Trust and ING Investments, LLC, effective April 28, 2006, regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio - Filed herein.

             (D) Investment Management Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc.
                     (25)

                     (i) Amended Schedule A with respect to the Investment Management Agreement between ING Investors Trust and Directed Services, Inc., effective April 28, 2006, regarding ING Franklin Income Portfolio - Filed herein.

     (2)     Portfolio Management Agreements

             (A) Portfolio Management Agreement, dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. (2)

                     (i)     Schedule A to Portfolio Management Agreement (25)

                     (ii) Amended Schedule B Compensation for Services to Series (25)

                     (iii) Amendment to Portfolio Manager Agreement with T. Rowe Price Associates, Inc. (11)

                     (iv) Second Amendment to Portfolio Manager Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. (22)

                     (v) Form of Amended Schedule B effective April 28, 2006 to the Portfolio Management Agreement regarding ING T. Rowe Price Capital Appreciation Portfolio - Filed herein.

             (B) Portfolio Management Agreement, dated October 24, 1997, between ING Investors Trust and Eagle Asset Management, Inc. (2)

                     (i) Schedule A and Amended Schedule B Compensation for Services to Series (25)

                     (ii) First Amendment to Portfolio Manager Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Eagle Asset Management, Inc. (22)

             (C) Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated on April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company - Filed herein.

                     (i) Termination Letter, dated September 8, 2004, to Massachusetts Financial Services Company from ING Funds regarding the ING MFS Research Portfolio (25)

             (D) Form of Portfolio Management Agreement, with Baring International Investment Limited dated March 31, 2005 (25)

             (E) Sub-Advisory Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and A I M Capital Management, Inc. (1)

                     (i)     Schedule A (25)

                     (ii)    Amended Schedule B (22)

                     (iii) Amendment No. 1 to Sub-Advisory Agreement, effective as of January 3, 2000, between ING Investors Trust, Directed Services, Inc. and A I M Capital Management, Inc. (9)

                     (iv) Amendment No. 2 to Sub-Advisory Agreement, effective as of April 14, 2003, between ING Investors Trust, Directed Services, Inc. and A I M Capital Management, Inc. (20)

                     (v) Third Amendment to Sub-Advisory Agreement, effective as of July 1, 2003, between ING Investors Trust, Directed Services, Inc. and A I M Capital Management, Inc. (22)

                     (vi) Fourth Amendment to Sub-Advisory Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and A I M Capital Management, Inc. (22)

             (F) Portfolio Management Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management L.P. (1)

                     (i) Schedule A and Schedule B Compensation for Services to Series (25)

                     (ii) First Amendment to Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management, L.P. (22)

             (G) Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Directed Services, Inc. and Salomon Brothers Asset Management Inc.--Filed herein.

             (H) Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Capital Guardian Trust Company (9)

                     (i)     Schedule A (26)

                     (ii)    Schedule B Compensation for Services to Series (26)

                     (iii) Form of First Amendment to Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Capital Guardian Trust Company - *

                     (iv) Termination letter regarding ING Capital Guardian Managed Global Portfolio - Filed herein.

             (I) Amended and Restated Portfolio Management Agreement, dated May 2, 2005, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company - Filed herein.

                     (i) Sub-Sub-Advisory Agreement, dated May 2, 2005, between FMR Co., Inc. and Fidelity Research and Management Company - Filed herein.

                     (ii) Amended Schedule A and Amended Schedule B to the Amended and Restated Portfolio Management Agreement, dated December 5, 2005 - Filed herein.

             (J) Portfolio Management Agreement, dated May 1, 2001, between ING Investors Trust, Directed Services, Inc. and Goldman Sachs Asset Management (18)

                     (i) Assumption Agreement, dated June 10, 2003, between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (18)

                     (ii) Form of First Amendment dated July 1, 2003 to Portfolio Management Agreement with Goldman Sachs & Company (20)

                     (iii) Form of Second Amendment dated September 1, 2003 to Portfolio Management Agreement with Goldman Sachs & Company (20)

                     (iv) Amended Schedule B Compensation for Services to Series, dated January 1, 2005 (26)

             (K) Portfolio Management Agreement, dated April 30, 2001, between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC (18)

                     (i) Amended Schedule A and Amended Schedule B Compensation for Services to Series, dated March 24, 2004 (26)

                     (ii) Form of First Amendment to Portfolio Management Agreement, dated September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC (20)

             (L) Portfolio Management Agreement, dated May 1, 2002, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management Inc. (18)

                     (i)     Schedule A (25)

                     (ii)    Schedule B (25)

                     (iii) Form of First Amendment to Portfolio Management Agreement, dated September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management, Inc. (20)

                     (iv) Sub-Advisory Agreement, dated December 1, 2003, between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited
                             (22)

                     (v) Amendment to Portfolio Management Agreement, dated June 1, 2005, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management, Inc. - Filed herein.

             (M) Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. dated March 26, 2002 (18)

                     (i) Schedule A and Schedule B Compensation for Services to Series (25)

                     (ii) First Amendment dated September 1, 2003 to Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. (22)

                     (iii) Assumption letter dated October 28, 2003, to Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. (23)

             (N) Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (18)

                     (i)     Schedule A (25)

                     (ii)    Schedule B - Compensation for Services to Series
                             (25)

                     (iii) First Amendment to Portfolio Management Agreement, effective as of July 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (23)

                     (iv) Second Amendment to the Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (23)

                     (v) Termination Letter, dated February 26, 2004, to Janus Capital Management LLC from Registrant regarding the ING Janus Growth and Income Portfolio
                             (23)

             (O) Portfolio Management Agreement, dated May 1, 2003, between ING Investors Trust, Directed Services, Inc. and UBS Global Asset Management (Americas) Inc. (20)

                     (i)     Schedule B - Compensation for Services to Series
                             (25)

                     (ii) Form of First Amendment to Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and UBS Global Asset Management (Americas) Inc. (20)

                     (iii) Amended Schedule B Compensation for Services to Series, dated April 29, 2005 - Filed herein.

             (P) Amended and Restated Portfolio Management Agreement, effective as of April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC (27)

             (Q) Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC (19)

             (R) Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. (22)

                     (i) Amended Schedule A, effective as of February 25, 2004, with respect to the Sub-Advisory Agreement between Directed Services, Inc. and Aeltus Investment Management, Inc. (22)

                     (ii) First Amendment to Portfolio Management Agreement, dated September 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. (22)

             (S) Sub-Advisory Agreement, dated August 15, 2005, between ING Investments, LLC and ING Investment Management Co. ("ING IM") with respect to ING MarketStyle Portfolios (28)

             (T) Portfolio Management Agreement, dated July 31, 2002, between ING Investors Trust, Directed Services, Inc. and Jennison Associates, LLC (20)

                     (i) First Amendment to Portfolio Management Agreement, dated September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Jennison Associates, LLC (22)

                     (ii) Termination Letter, dated July 25, 2005, to Jennison Associates, LLC from ING Investors Trust with regards to ING Jennison Equity Opportunities Portfolio - *

             (U) Portfolio Management Agreement, dated May 1, 2002, between ING Investors Trust, Directed Services, Inc. and Fund Asset Management, L.P. ("Mercury Advisers") (20)

                     (i) First Amendment to Portfolio Management Agreement, dated September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Fund Asset Management, L.P. ("Mercury Advisers") (22)

                     (ii) Amended Schedule B Compensation for Services to Series, effective April 29, 2005 - Filed herein

             (V) Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Evergreen Investment Management Company, LLC (24)

             (W) Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc. (25)

                     (i) First Amendment to Portfolio Management Agreement, effective December 1, 2005, between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc. - Filed herein.

             (X) Portfolio Management Agreement with ING Investment Management Advisors B.V., dated March 1, 2004 (23)

                     (i) Amended Schedule A with respect to the Portfolio Management Agreement with ING Investment Management Advisors B.V. (23)

                     (ii) Amended Schedule B, Compensation for Services to the Series, with respect to the Portfolio Management Agreement with ING Investment Management Advisors B.V. (23)

                     (iii) Termination Letter with respect to the Portfolio Management Agreement between ING Investment Management Advisors B.V. and ING Investors Trust dated February 25, 2005 (25)

                     (iv) Sub-Advisory Agreement, dated July 29, 2005, between ING Investments, LLC and ING Investment Management Advisors B.V. (28)

             (Y) Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. (26)

                     (i) Amended Schedule A Compensation for Services to Series, effective September 23, 2005 - Filed herein.

             (Z) Portfolio Management Agreement, dated November 8, 2004, between ING Investors Trust, Directed Services, Inc. and OppenheimerFunds, Inc. (25)

             (AA) Portfolio Management Agreement, dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. (29)

                     (i) Amended Schedule A Compensation for Services to Series, effective November 30, 2005 (29)

             (BB) Sub-Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities, L.P. dated January 3, 2006 with respect to ING Global Real Estate Portfolio (30).

                     (i) Schedule A, dated January 3, 2006, to the Sub-Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund (30)

             (CC) Form of Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio - Filed herein.

             (DD) Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio - Filed herein.

             (EE) Interim Sub-Advisory Agreement dated January 1, 2006, between Directed Services, Inc., ING Investors Trust and ING Investment Management, Co. regarding ING Global Resources Portfolio - Filed herein.

     (3)     (A)     Administrative Services Sub-Contract, dated January 2,
                     2003, between Directed Services, Inc. and ING Funds
                     Services, LLC (18)

                     (i) Amended Schedule A to the Administrative Services Sub-Contract between Directed Services, Inc. and ING Funds Services, LLC, effective May 2, 2005 (26)

             (B) Administrative and Shareholder Service Agreement, dated September 27, 2000, between Directed Services, Inc. and Security Life of Denver Insurance Company (27)

             (C) Administrative and Shareholder Service Agreement, dated December 11, 2000, between Directed Services, Inc. and Southland Life Insurance Company (13)

             (D) Amended and Restated Administration Agreement, dated August 21, 2003 as amended and restated April 29, 2005, between ING Investors Trust and ING Funds Services, LLC (26)

                     (i) Amended Schedule A effective April 28, 2006, to the Amended and Restated Administration Agreement between ING Investors Trust and ING Funds Services, LLC, regarding ING Disciplined Small Cap Value Portfolio, ING EquitiesPlus Portfolio and ING Franklin Income Portfolio - Filed herein.

             (E) Administration Agreement, dated May 3, 2004, between ING Investors Trust and ING Funds Services, LLC (24)

                     (i) Amended Schedule A, effective August 15, 2005 to the Administration Agreement between ING Investors Trust and ING Funds Services, LLC (27)

(e)  (1)     (A)     Amended and Restated Distribution Agreement, dated June 14,
                     1996 as Amended and Restated February 26, 2002, between
                     ING Investors Trust and Directed Services, Inc. (17)

                     (i) Amendment to Amended and Restated Distribution Agreement, dated October 1, 2003, between Directed Services, Inc. and ING Investors Trust (25)

                     (ii) Amended Schedule A Schedule of Series with respect to ING Investors Trust Amended and Restated Distribution Agreement, effective May 2, 2005 (25)

     (2)     (A)     Distribution Agreement, dated August 21, 2003, between ING
                     Investors Trust and Directed Services, Inc. (20)

                     (i) Amendment to Distribution Agreement, dated October 1, 2003, between Directed Services, Inc. and ING Investors Trust (25)

                     (ii) Amended Schedule A effective April 28, 2006 Schedule of Series with respect to the ING Investors Trust Distribution Agreement,
                             - Filed herein.

     (3) Distribution Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. (25)

             (A) Amended Schedule A with respect to ING Investors Trust Distribution Agreement, effective April 28, 2006, regarding ING Disciplined Small Cap Value Portfolio, ING EquitiesPlus Portfolio, ING FMR(SM) Small Cap Equity Portfolio and ING Franklin Income Portfolio - Filed herein.

(f)  Not Applicable

(g)  (1)     (A)     Custody Agreement, dated January 6, 2003, with The Bank of
                     New York (19)

                     (i) Amended Exhibit A, effective April 28, 2006, to the Custody Agreement with the Bank of New York, regarding ING Disciplined Small Cap Value Portfolio, ING EquitiesPlus Portfolio and ING Franklin Income Portfolio - Filed herein.

             (B) Foreign Custody Manager Agreement, dated January 6, 2003, with the Bank of New York (20)

                     (i) Amended Exhibit A, effective April 28, 2006, to the Foreign Custody Agreement with the Bank of New York, regarding ING Disciplined Small Cap Value Portfolio, ING EquitiesPlus Portfolio and ING Franklin Income Portfolio - Filed herein.

             (C) Fund Accounting Agreement, dated January 6, 2003, with Bank of New York, (22)

                     (i) Amended Exhibit A, effective April 28, 2006, to the Fund Accounting Agreement with the Bank of New York, regarding ING Disciplined Small Cap Value Portfolio, ING EquitiesPlus Portfolio and ING Franklin Income Portfolio - Filed herein.

(h)  (1)     (A)     Amended and Restated Shareholder Services Agreement, dated
                     April 29, 2005, between ING Investors Trust and Directed
                     Services, Inc.(25)

                     (i) Amended Schedule A Schedule of Series with respect to the Amended and Restated Shareholder Service Agreement between ING Investors Trust and Directed Services, Inc., effective July 29, 2005 (ING VP Index Plus International Equity Portfolio) and August 15, 2005 (MarketStyle and MarketPro Portfolios), (29)

                     (ii) Amended Schedule A Schedule of Series with respect to the Amended and Restated Shareholder Services Agreement between ING Investors Trust and Directed Services, Inc., effective November 30, 2005 (ING Wells Fargo Small Cap Disciplined Portfolio) and effective January 3, 2006 (ING Global Real Estate Portfolio) (30)

                     (iii) Amended Schedule A Schedule of Series with respect to the Amended and Restated Shareholder Services Agreement between ING Investors Trust and Directed Services, Inc., effective April 28, 2006 (ING Disciplined Small Cap Value Portfolio, ING EquitiesPlus Portfolio, ING FMR(SM) Small Cap Equity Portfolio and ING Franklin Income Portfolio (New Series) and the Service Class shares of ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Portfolio and ING LifeStyle Moderate Growth Portfolio (New Classes)) - Filed herein.

             (B) Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. with respect to ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios (25)

             (C) Third Party Brokerage Agreement, dated March 1, 2002, between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust (25)

             (D) Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I, dated August 7, 2003 (22)

                     (i) Amended Exhibit A with respect to the Securities Lending Agreement and Guaranty Agreement with the Bank of New York, effective April 11, 2006, regarding ING Disciplined Small Cap Value Portfolio
                             - Filed herein.

                     (ii)    Global Securities Lending Supplement (25)

     (2)     (A)     Organizational Agreement for Golden American Life Insurance
                     Company (1)

                     (i) Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) (1)

                     (ii) Form of Addendum to Organizational Agreement (for Golden American Life Insurance Company) adding Market Manager Series and Value Equity Series (2)

                     (iii) Addendum dated September 25, 1995 to the Organizational Agreement adding the Strategic Equity Series (1)

                     (iv) Addendum dated December 29, 1995 to the Organizational Agreement adding the Small Cap Series (14)

                     (v) Form of Addendum to the Organizational Agreement adding Managed Global Series (15)

                     (vi) Addendum dated August 19, 1997 to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series (8)

                     (vii) Addendum dated February 16, 1999 to the Organizational Agreement adding International Equity Series and the Large Cap Value Series (9)

                     (viii) Addendum dated June 15, 1999 to the Organizational Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series (9)

                     (ix) Addendum dated May 18, 2000 to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series (4)

                     (x) Addendum dated November 16, 2000 to the Organizational Agreement adding International Equity Series (5)

                     (xi) Addendum dated February 22, 2001 to the Organizational Agreement adding Internet Tollkeeper Series (6)

                     (xii) Addendum dated February 26, 2002 to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE (7)

             (B) Organizational Agreement for The Mutual Benefit Life Insurance Company (2)

                     (i) Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company) (1)

     (3)     (A)     Settlement Agreement for Golden American Life Insurance
                     Company (1)

             (B)     Assignment Agreement for Settlement Agreement (2)

             (C) Settlement Agreement for The Mutual Benefit Life Insurance Company (1)

             (D)     Assignment Agreement for Settlement Agreement (1)

     (4)     (A)     Indemnification Agreement dated March 20, 1991 between The
                     Specialty Managers Trust and Directed Services, Inc.  (1)

             (B) Form of Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A (25)

                     (i) Form of Schedule A with respect to Indemnification Agreement (25)

     (5)     (A)     Participation Agreement, dated April 30, 2003, between ING
                     Life Insurance and Annuity Company, The GCG Trust (renamed
                     ING Investors Trust effective May 1, 2003) and Directed
                     Services, Inc. (18)

             (B) Participation Agreement, dated April 30, 2003, between ReliaStar Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (18)

                     (i) Form of First Amendment to Participation Agreement, dated May 2004 (25)

             (C) Participation Agreement, dated April 30, 2003, between ReliaStar Life Insurance Company of New York, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (18)

                     (i) Form of First Amendment to Participation Agreement, dated May 2004 (25)

             (D) Participation Agreement, dated May 1, 2003, between Golden American Life Insurance Company, ING Investors Trust, and Directed Services, Inc. (22)

             (E) Form of Participation Agreement among Equitable Life Insurance Company of Iowa, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (17)

             (F) Form of Participation Agreement dated May 1, 2004 among Security Life of Denver, The GCG Trust (renamed ING Investors Trust effective May 1, 2003), and Directed Services, Inc. (17)

                     (i) Amendment to Private Placement Participation Agreement dated June 27, 2003 (22)

             (G) Form of Participation Agreement, dated May 1, 2003, between Southland Life Insurance Company, ING Investors Trust, and Directed Services, Inc. (17)

             (H) Participation Agreement, dated May 1, 2003, between United Life and Annuity Insurance Company, ING Investors Trust, and Directed Services, Inc (22)

             (I) Form of Fund Participation Agreement, dated September 2, 2003, between Golden American Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, Directed Services Inc., American Funds Insurance Series, and Capital Research and Management Company. (20)

             (J) Participation Agreement Among GCG Trust, Directed Services, Inc. and Security Equity Life Insurance Company, dated October 13, 1994.(22)

                     (i) Assignment of and Amendment #1 to Participation Agreement Among ING Investors Trust (formerly The GCG Trust), Directed Services, Inc., and Security Equity Life Insurance Company, dated October 31, 2003 (22)

             (K) Form of Fund Participation Agreement dated September 2, 2003, as amended and restated April, 2004, between ING USA Annuity and Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, American Funds Insurance Series, and Capital Research and Management Company (25)

             (L) Form of Participation Agreement Among ING Investors Trust and ING Insurance Company of America and Directed Services, Inc. dated January 2005 (25)

             (M) Fund Participation Agreement, dated May 17, 2004, between ING USA Annuity and Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, Directed Services, Inc., American Funds Insurance Series and Capital Research and Management Company - Filed herein.

     (6)     (A)     Agency Agreement dated November 30, 2000 between the Funds and DST Systems, Inc. (20)

                     (i) Amended and Restated Exhibit A with respect to the Agency Agreement between The Funds and DST Systems, Inc. regarding ING Global Real Estate Portfolio, ING FMR(SM) Small Cap Equity Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio, effective November 30, 2005 - Filed herein.

                     (ii) Amended and Restated Exhibit A with respect to the Agency Agreement between The Funds and DST Systems, Inc. regarding ING EquitiesPlus Portfolio, effective December 28, 2005 - Filed herein.

                     (iii) Amended and Restated Exhibit A with respect to the Agency Agreement between The Funds and DST Systems, Inc. regarding ING Franklin Income Portfolio, effective January 19, 2006 - Filed herein.

                     (iv) Amended and Restated Exhibit A with respect to the Agency Agreement between The Funds and DST Systems, Inc. regarding ING Disciplined Small Cap Value Portfolio and ING FMR(SM) Equity Income Portfolio, effective April 28, 2006 - Filed herein.

     (7)     (A)     Allocation Agreement dated May 24, 2002 - Fidelity
                     Bond (23)

                     (i) Amended Schedule A with respect to the Allocation Agreement - Blanket Bond - Filed herein.

             (B) Allocation Agreement dated May 24, 2002 - Directors & Officers Liability (23)

                     (i) Amended Schedule A with respect to the Allocation Agreement - Directors and Officers Liability - Filed herein.

             (C)     Proxy Agent Fee Allocation Agreement made August 21,
                     2003 (23)

                     (i) Amended Schedule A with respect to the Proxy Agent Fee Allocation Agreement (23)

             (D)     FT Interactive Fee Allocation Agreement made August 21,
                     2003 (23)

                     (i) Amended Schedule A with respect to the FT Interactive Fee Allocation Agreement - Filed herein.

                     (ii) Form of Amended Schedule C with respect to the FT Interactive Data Services Agreement (24)

     (8)     (A)     Amended and Restated Expense Limitation Agreement, dated
                     February 1, 2005, between ING Investments, LLC and ING
                     Investors Trust (25)

                     (i) Amended Schedule A, effective, January 3, 2006, to the Amended and Restated Expense Limitation Agreement regarding ING Equities Plus, ING Global Real Estate, ING LifeStyle Aggressive Growth, ING LifeStyle Growth, ING LifeStyle Moderate Growth, ING LifeStyle Moderate, ING MarketPro, ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, and ING VP Index Plus International Equity Portfolios (30)

                     (ii) Amended Schedule A to the Amended and Restated Expense Limitation Agreement regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio, effective April 28, 2006 - Filed herein.

             (B) Expense Limitation Agreement, dated February 1, 2005, between Directed Services, Inc. and ING Investors Trust
                     (25)

                     (i) Amended Schedule A to the Expense Limitation Agreement, effective November 30, 2005, (29)

                     (ii) Amended Schedule A to the Expense Limitation Agreement, Effective April 28, 2006, regarding ING Franklin Income Portfolio and ING FMR(SM) Small Cap Equity Portfolio - Filed herein.

             (C) Expense Limitation Agreement, dated January 1, 2005, between Directed Services, Inc. and ING Investors Trust
                     (25)

                     (i) Expense Limitation Letter, dated January 1, 2005, to the Expense Limitation Agreement, dated January 1, 2005, with regard to ING Goldman Sachs Tollkeeper(SM) Portfolio (25)

                     (ii) Expense Limitation Letter, dated January 1, 2006, to the Expense Limitation Agreement, dated January 1, 2005, regarding NG Goldman Sachs Tollkeeper(SM) Portfolio - Filed herein.

(i)  (1)     Opinion of Dechert, LLP regarding the legality of the securities being registered with regard to the Class R shares (18)

     (2) Opinion of Dechert, LLP regarding the legality of the securities being registered with regard to ING American Funds Growth, ING American Funds Growth-Income, and ING American Funds International Portfolios (19)

     (3) Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING PIMCO High Yield and ING Stock Index Portfolios (20)

     (4) Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING Evergreen Health Sciences, ING Evergreen Omega, ING Lifestyle Moderate, ING Lifestyle Aggressive Growth, ING Lifestyle Growth, and ING Lifestyle Moderate Growth Portfolios (24)

     (5) Opinion and Consent of Dechert, LLP regarding legality of the securities being registered with regard to ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios and with regard to the Adviser Class, Service 1 Class, and Service 2 Class shares (25)

     (6) Opinion and Consent of Dechert, LLP regarding legality of the securities being registered with regard to Service Class and Service 2 Class shares of ING MarketPro, ING MarketStyle Moderate, ING MarketStyle Moderate Growth, ING MarketStyle Growth Portfolios, and Service Class shares of ING VP Index Plus International Equity Portfolio (27)

     (7) Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING Wells Fargo Small Cap Disciplined Portfolio (29)

     (8) Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING Global Real Estate Portfolio (30)

     (9) Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING Disciplined Small Cap Value Portfolio, ING EquitiesPlus Portfolio, ING Franklin Income Portfolio, ING FMR Small Cap Equity Portfolio and Adviser Class and Institutional Class shares of the ING LifeStyle Portfolios - Filed herein.

(j)  (1)     Consent of Dechert LLP - filed herein.

     (2)     Consent of KPMG LLP - Filed herein.

(k)  Not Applicable

(l)  Initial Capital Agreement (1)

(m)  (1)     (A)     Distribution Plan, dated November 5, 2003 (22)

                     (i) Amended Schedule A Schedule of Series effective date November 30, 2005 with respect to ING Investors Trust Distribution Plan (29)

                     (ii) Amended Schedule A dated May 1, 2006 to the ING Investors Trust Distribution Plan - Filed herein.

                     (iii) Letter to ING Investors Trust from Directed Services, Inc., dated January 6, 2005, regarding the reduction in fee payable under the ING Investors Trust Distribution Plan (25).

                     (iv) Form of Reduction in Fee Payable under the ING Investors Trust Shareholder Service and Distribution Plan (S2 Shares) - (29)

     (2)     (A)     Amended and Restated Shareholder Service and Distribution
                     Plan for Adviser Class (formerly, Retirement Class), dated
                     January 6, 2005 (25)

                     (i) Letter to ING Investors Trust from Directed Services, Inc., dated January 6, 2005, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares (25)

                     (ii) Amended Schedule A with respect to ING Investors Trust Amended and Restated Shareholder Service and Distribution Plan, dated November 30, 2005, (29)

                     (iii) Form of Reduction in Fee Payable under the ING Investors Trust Shareholder Service and Distribution Plan (ADV Shares) (29)

                     (iv) Amended Schedule A with respect to ING Investors Trust Amended and Restated Shareholder Service and Distribution Plan, effective April 28, 2006 - Filed herein

     (3)     (A)     ING Investors Trust Rule 12b-1 Distribution Plan, effective
                     September 2, 2003, for ING American Fund Growth Portfolio,
                     ING American Funds International Portfolio and ING American
                     Funds Growth - Income Portfolio (20)

(n)  (1)     (A)     Amended and Restated Multiple Class Plan Pursuant to Rule
                     18f-3 for ING Investors Trust, approved March 30, 2005 (26)

                     (i) Amended Schedule A with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust, dated November 30, 2005,
                             (29)

                     (ii) Amended Schedule A with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust regarding ING Disciplined Small Cap Value Portfolio, ING EquitiesPlus Portfolio, ING FMR(SM) Small Cap Equity Portfolio and ING Franklin Income Portfolio, effective April 28, 2006 - Filed herein.

(o)  Not Applicable

(p)  Codes of Ethics

     (1)     A I M Capital Management, Inc. Code of Ethics (17)

     (2)     The GCG Trust Code of Ethics (4)

     (3)     Fidelity Management & Research Company Code of Ethics (20)

     (4)     Janus Capital Corporation Code of Ethics (20)

     (5) ING Funds, ING Investments, LLC and ING Funds Distributor Code of Ethics (23)

     (6)     Goldman Sachs & Company Code of Ethics (20)

     (7) Pacific Investment Management Company Code of Ethics dated February 1, 2004 (22)

     (8)     Baring International Investment Limited Code of Ethics (11)

     (9)     T. Rowe Price Associates, Inc. Code of Ethics (20)

     (10)    Alliance Capital Management L.P. Code of Ethics (20)

     (11) J.P. Morgan Fleming Asset Management (USA) Inc., J.P. Morgan Investment Management Inc., Robert Fleming, Inc., J.P. Morgan Fleming Asset Management (London) Limited, JP International Management Limited's Code of Ethics (7) (12) Marsico Capital Management, LLC Code of Ethics (16)

     (13)    Capital Guardian Trust Company Code of Ethics (17)

     (14)    Eagle Asset Management, Inc. Code of Ethics (17)

     (15)    ING Investment Management LLC Code of Ethics (17)

     (16)    Massachusetts Financial Services Company Code of Ethics (17)

     (17)    Salomon Brothers Asset Management, Inc. Code of Ethics (17)

     (18)    UBS Global Asset Management (Americas) Inc. Code of Ethics (17)

     (19)    American Funds Insurance Series Code of Ethics (20)

     (20)    Aeltus Investment Management, Inc. Code of Ethics (20)

     (21) Morgan Stanley Investment Management Inc. Code of Ethics dated August 16, 2002 (22)

     (22)    Evergreen Investment Management Company, LLC Code of Ethics (24)

     (23)    OppenheimerFunds Investments Inc. Code of Ethics (25)

     (24)    Pioneer Investment Management, Inc. Code of Ethics (26)

     (25)    Wells Capital Management, Inc. Code of Ethics (29)

     (26)    ING Clarion Real Estate Securities L.P. Code of Ethics (30)

     (27)    Franklin Advisers, Inc. Code of Ethics - *

----------
*    To be filed by subsequent Post-Effective Amendment

     (1) Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

     (2) Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

     (3) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512.

     (4) Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512.

     (5) Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512.

     (6) Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the GCG Trust as filed on April 27, 2001 File No. 33-23512.

     (7) Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512.

     (8) Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.

     (9) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512.

     (10) Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512.

     (11) Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512.

     (12) Incorporated by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1 as filed with the Securities and Exchange Commission on April 19, 2001 (File No. 33-74190).

     (13) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000 (File No. 33-97852).

     (14) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512.

     (15) Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.

     (16) Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 10, 2003, File No. 33-23512.

     (17) Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512.

     (18) Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on August 1, 2003, File No. 33-23512.

     (19) Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on September 2, 2003, File No. 33-23512.

     (20) Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512.

     (21) Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 30, 2004, File No. 33-23512.

     (22) Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512.

     (23) Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.

     (24) Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.

     (25) Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 11, 2005, File No. 33-23512.

     (26) Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 29, 2005, File No. 33-23512.

     (27) Incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed July 26, 2005, File No. 33-23512.

     (28) Incorporated by reference to Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of the ING Investors Trust as filed October 19, 2005, File No. 33-23512.

     (29) Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the ING Investors Trust as filed November 28, 2005, File No. 33-23512.

     (30) Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 3, 2006, File No. 33-23512.

     (31) Incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 27, 2006, File No. 33-23512.

     (32) Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of the ING Investors Trust as filed March 29, 2006, File No. 33-23512.

Item 24.     Persons Controlled by or Under Control with Registrant.

     ING Investors Trust is a Massachusetts business trust for which separate financial statements are filed. As of April 28, 2006, no affiliated insurance companies owned more than 25% of the Trust's outstanding voting securities of ING Disciplined Small Cap Value Portfolio, ING EquitiesPlus Portfolio, ING Franklin Income Portfolio or ING FMR Small Cap Equity Portfolio.

     As of April 28, 2006, no affiliated insurance companies owned more than 25% of the Trust's outstanding voting securities of the Portfolios other than as listed below:

     ING USA ANNUITY LIFE INSURANCE COMPANY
     ING Alliance mid Cap Growth Portfolio                           83.62%
     ING Capital Guardian U.S. Equities Portfolio                    97.47%
     ING Eagle Asset Capital Appreciation Portfolio                  98.04%
     ING FMR Diversified Mid Cap Portfolio                           91.82%
     ING FMR Earnings Growth Portfolio                               40.72%
     ING Global Real Estate Portfolio                                29.73%
     ING Global Resources Portfolio                                  91.58%
     ING Goldman Sachs Tollkeeper Portfolio                          91.28%
     ING International Portfolio                                     93.91%
     ING Janus Contrarian Portfolio                                  95.42%
     ING JPMorgan Emerging Markets Equity Portfolio                  73.60%
     ING JPMorgan Small Cap Equity Portfolio                         56.53%
     ING Julius Baer Foreign Portfolio                               40.79%
     ING Legg Mason Partners All Cap Portfolio                       93.90%
     ING Limited Maturity Bond Portfolio                             92.55%
     ING Liquid Assets Portfolio                                     71.39%
     ING Lord Abbett Affiliated Portfolio                            66.01%
     ING Marsico Growth Portfolio                                    92.63%
     ING Marsico International Opportunities Portfolio               58.44%
     ING Mercury Large Cap Growth Portfolio                          96.42%
     ING Mercury Large Cap Value Portfolio                           51.18%
     ING MFS Mid Cap Growth Portfolio                                95.25%
     ING MFS Total Return Portfolio                                  96.33%
     ING MFS Utilities Portfolio                                     87.24%
     ING Oppenheimer Main Street Portfolio                           96.19%
     ING PIMCO Core Bond Portfolio                                   53.43%
     ING PIMCO High Yield Portfolio                                  84.63%
     ING Pioneer Fund Portfolio                                      73.90%
     ING T. Rowe Price Capital Appreciation Portfolio                88.76%
     ING T. Rowe Price Equity Income Portfolio                       78.23%
     ING Templeton Global Growth Portfolio                           97.88%

     ING UBS U.S. Allocation Portfolio                               89.06%
     ING Van Kampen Equity Growth Portfolio                          51.58%
     ING Van Kampen Global Franchise Portfolio                       76.30%
     ING Van Kampen Growth and Income Portfolio                      89.67%
     ING Wells Fargo Mid Cap Disciplined Portfolio                   98.10%

     ING LIFESTYLE GROWTH PORTFOLIO
     ING Global Real Estate Portfolio                                47.64%

     ING SOLUTION 2025 PORTFOLIO
     ING VP Index Plus International Equity Portfolio                26.93%

     RELIASTAR LIFEINSURANCE COMPANY
     ING Evergreen Omega Portfolio                                   67.73%
     ING Van Kampen Equity Growth Portfolio                          26.67%
     ING Wells Fargo Small Cap Disciplined Portfolio                 27.85%

     SECURITY LIFE OF DENVER
     ING FMR Earnings Growth Portfolio                               35.39%
     ING Stock Index Portfolio                                       59.83%

     ING USA Annuity and Life Insurance company, Reliastar Life Insurance Company and Security Life of Denver are indirect wholly-owned subsidiaries of ING Groep, N.V. and affiliates of the Advisers and the Distributor. ING LifeStyle Growth Portfolio is another series of ING Investors Trust and ING Solution 2025 Portfolio is a series of ING Partners, Inc.

     A list of persons directly or indirectly under common control with the ING Investors Trust is incorporated herein by reference to item 26 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 33-75988), as filed with the Securities and Exchange Commission on April 10, 2003.

Item 25.     Indemnification.

     Reference is made to Article V, Section 5.4 of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

     Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee's serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

     The Trust has a management agreement with Directed Services Inc. ("DSI"), and the Trust and DSI have various portfolio management agreements with the portfolio managers (the "Agreements"). Generally, the Trust will indemnify DSI and the portfolio managers under the Agreements for acts and omissions by DSI and/or the portfolio managers. Also, DSI will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSI nor the portfolio managers are indemnified for acts or omissions where DSI and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

     The Trust has a management agreement with ING Investments, LLC ("ING Investments") with respect to the LifeStyle, American Fund, ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, MarketStyle, MarketPro, and ING VP Index Plus International Equity Portfolios. Generally, the Trust will indemnify ING Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and ING Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the

     ING Investment's duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.     Business and Other Connections of Investment Adviser.

     Information as to the directors and officers of Directed Services, Inc. and ING Investments, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of these advisers in the last two years, is included in their separate applications for registration as investment advisers on Form ADV (File No. 801-32675 and 801-48282, respectively) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

     Information as to the directors and officers of each sub-adviser to a Portfolio of the ING Investors Trust (or in the case of the LifeStyle and MarketStyle Portfolios, each sub-adviser to the Underlying Funds), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of each sub-adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

        SUB-ADVISER                                                 FILE NUMBER
        -----------                                                 -----------
        A I M Capital Management, Inc.                              801-15211
        Alliance Capital Management L.P.                            801-56720
        Baring International Investment Limited                     801-15160
        Capital Guardian Trust Company                              801-60145
        Eagle Asset Management, Inc.                                801-21343
        Evergreen Investment Management Company, LLC                801-8327
        Fidelity Management & Research Company                      801-07884
        Franklin Advisers, Inc.                                     801-26292
        Goldman Sachs Asset Management L.P.                         801-16048
        ING Clarion Real Estate Securities L.P.                     801-49083
        ING Investment Management Co.                               801-9046
        ING Investment Management Advisors, B.V.                    801-40494
        Janus Capital Management LLC                                801-13991
        Jennison Associates LLC                                     801-05608
        J.P. Morgan Investment Management Inc.                      801-21011
        Julius Baer Investment Management, Inc.                     801-18766
        Legg Mason Funds Management, Inc.                           801-57714
        Marsico Capital Management, LLC                             801-54914
        Massachusetts Financial Services Company                    801-17352
        Mercury Advisors                                            801-12485
        OppenheimerFunds, Inc.                                      801-8253
        Pacific Investment Management                               801-48187

        Pioneer Investment Management, Inc.                         801-8255
        Salomon Brothers Asset Management, Inc.                     801-32046
        T. Rowe Price Associates, Inc.                              801-00856
        UBS Global Asset Management (Americas) Inc.                 801-34910
        Van Kampen                                                  801-15757
        Wells Capital Management, Inc.                              801-21122

Item 27.     Principal Underwriters.

     (a) Directed Services, Inc. serves as Distributor of Shares of ING Investors Trust.

     (b) Information as to the directors and officers of the Distributor together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 08-39104) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

     (c)     Not Applicable (Underwriter Receives No Compensation)

Item 28.     Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
     Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING Investors Trust, (b) the Investment Advisers (c) Distributor, (d) the Custodian, (e) the Transfer Agent, (f) the Sub-advisers, and (g) Sub-administrator. The address of each is as follows:

     (a)     ING Investors Trust
             7337 East Doubletree Ranch Road
             Scottsdale, AZ 85258

     (b)     Directed Services, Inc.
             1475 Dunwoody Drive
             West Chester, PA 19380

             ING Investments, LLC
             7337 East Doubletree Ranch Road
             Scottsdale, AZ 85258
             (for American Funds, LifeStyle, MarketStyle, MarketPro, ING VP Index Plus International Equity and Global Real Estate Portfolios only)

     (c)     Directed Services, Inc.
             1475 Dunwoody Drive
             West Chester, PA 19380

     (d)     Bank of New York
             One Wall Street
             New York, NY 10286

     (e)     Directed Services, Inc.
             1475 Dunwoody Drive

             West Chester, PA 19380

             DST Systems, Inc.
             P.O. Box 219368
             Kansas City, MO 64141

     (f)     A I M Capital Management, Inc.
             11 Greenway Plaza, STE 100
             Houston, TX 77046

             Alliance Capital Management L.P.
             1345 Avenue of the Americas
             New York, NY 10105

             Baring International Investment Limited
             155 Bishopsgate
             London, England

             Capital Guardian Trust Company
             333 South Hope Street
             Los Angeles, CA 90071

             Eagle Asset Management, Inc.
             880 Carillon Parkway
             St. Petersburg, FL 33716

             Evergreen Investment Management, LLC
             200 Berkeley Street

             Boston, MA  02116

             Fidelity Management & Research Company
             82 Devonshire Street
             Boston, MA 02109

             Franklin Advisers, Inc.
             One Franklin Parkway
             San Mateo, CA 94403

             Goldman Sachs Asset Management, L.P.
             85 Broad Street
             New York, NY 10004

             ING Clarion Real Estate Securities L.P.
             259 N. Radnor Chester Road #205
             Radnor, PA  19087

             ING Investment Management Co.
             230 Park Avenue
             New York, NY 10169

             ING Investment Management Advisors B.V.
             Prinses Beatrixlaan 15
             The Hague, The Netherlands

             Janus Capital Management LLC

             100 Fillmore Street
             Denver, CO 80206

             Jennison Associates LLC
             466 Lexington Avenue
             New York, NY 10017

             J.P. Morgan Investment Management Inc.
             522 Fifth Avenue
             New York, NY 10036

             Julius Baer Investment Management LLC
             330 Madison Avenue, 12th Floor
             New York, NY 10017

             Legg Mason Funds Management, Inc.
             100 Light Street
             Baltimore, MD 21202

             Marsico Capital Management, LLC
             1200 Seventeenth Street, Suite 1300
             Denver, CO 80202

             Massachusetts Financial Services Company
             500 Boylston Street
             Boston, MA 02116

             Mercury Advisors
             800 Scudder Mill Road
             Plainsboro, NJ 08536

             OppenheimerFunds, Inc.
             Two World Financial Center
             225 Liberty St.
             New York, NY 10281 - 1008

             Pacific Investment Management Company LLC
             840 Newport Center Drive, Suite 300
             Newport Beach, CA 92660

             Pioneer Investment Management, Inc.
             60 State Street
             Boston, MA 02109

             Salomon Brothers Asset Management Inc
             399 Park Avenue
             New York, NY 10022

             T. Rowe Price Associates, Inc.
             100 East Pratt Street
             Baltimore, MD 21202

             UBS Global Asset Management (Americas) Inc.
             One North Wacker Drive
             Chicago, IL 60606

             Van Kampen
             1221 Avenue of the Americas
             New York, NY 10020

             Wells Capital Management, Inc.
             525 Market Street
             San Francisco, CA 94105

     (g)     ING Funds Services, LLC
             7337 East Doubletree Ranch Road
             Scottsdale, AZ 85258

Item 29.     Management Services.

     There are no management-related service contracts not discussed in Part A or Part B.

Item 30.     Undertakings

     Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the securities act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 27th day of April, 2006.

                                        ING INVESTORS TRUST


                                        By: /s/ Huey P. Falgout, Jr.
                                            ------------------------
                                            Huey P. Falgout, Jr.
                                            Secretary

     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                SIGNATURE                               TITLE                       DATE
                ---------                               -----                       -----
                                             Trustee                            April 27, 2006
---------------------------------------
           John G. Turner*


                                             President and Chief
                                             Executive Officer                  April 27, 2006
---------------------------------------
         James M. Hennessy*


                                             Senior Vice President
                                             Chief/Principal Financial
                                             Officer & Assistant Secretary      April 27, 2006
---------------------------------------
            Todd Modic*


                                             Trustee                            April 27, 2006
---------------------------------------
            John Boyer*


                                             Trustee                            April 27, 2006
---------------------------------------
       Patricia W. Chadwick*


                                             Trustee                            April 27, 2006
---------------------------------------
         J. Michael Earley*


                                             Trustee                            April 27, 2006

---------------------------------------
     R. Barbara Gitenstein*

                                             Trustee                            April 27, 2006
---------------------------------------
           Patrick Kenny*


                                             Trustee                            April 27, 2006
---------------------------------------
        Walter H. May, Jr.*


                                             Trustee                            April 27, 2006
---------------------------------------
        Thomas J. McInerney*


                                             Trustee and Chairman               April 27, 2006
---------------------------------------
            Jock Patton*


                                             Trustee                            April 27, 2006
---------------------------------------
        Sheryl K. Pressler*


                                             Trustee                            April 27, 2006
---------------------------------------
         David W.C. Putnam*


                                             Trustee                            April 27, 2006
---------------------------------------
         Roger B. Vincent*


                                             Trustee                            April 27, 2006
---------------------------------------
       Richard A. Wedemeyer*


*By: /s/ Huey P. Falgout, Jr.
     -----------------------
     Huey P. Falgout, Jr.
     as Attorney-in-Fact**

** Powers of Attorney for James M. Hennessy, Todd Modic and each Trustee (except for Patricia W. Chadwick and Sheryl K. Pressler) were previously filed with Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A filed on September 15, 2005 and incorporated herein. Powers of Attorney for Patricia W. Chadwick and Sheryl K. Pressler were previously filed with Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A filed on January 27, 2006 and incorporated herein by reference.

                                  EXHIBIT INDEX

EXHIBIT NO.                                   DESCRIPTION
--------------------------------------------------------------------------------
(a)(24)                  Amendment #24, effective December 1, 2005, to the
                         Amended and Restated Agreement and Declaration of Trust

(a)(25)                  Amendment #25, effective December 5, 2005, to the
                         Amended and Restated Agreement and Declaration of Trust

(a)(26)                  Amendment #26, effective January 3, 2006, to the
                         Amended and Restated Agreement and Declaration of Trust

(a)(27) Amendment #27, effective March 24, 2005, to the Amended and Restated Agreement and Declaration of Trust

(a)(28) Amendment #28, effective April 28, 2006, to the Amended and Restated Agreement and Declaration of Trust

(a)(29) Amendment #29, effective April 28, 2006, to the Amended and Restated Agreement and Declaration of Trust

(d)(1)(A)(i)             Amended Schedule A

(d)(1)(A)(ii)            Amended Schedule B

(d)(1)(A)(iv)            Letter agreement to waive a portion of the management
                         fee for ING Van Kampen Equity Growth Portfolio, dated
                         May 1, 2006

(d)(1)(C)(iii)           Amended Schedule A with respect to the Management
                         Agreement, effective April 28, 2006

(d)(1)(D)(i)             Amended Schedule A with respect to the Investment
                         Management Agreement, effective April 28, 2006

(d)(2)(A)(v)             Form of Amended Schedule B to the Portfolio Management
                         Agreement regarding ING T. Rowe Price Capital
                         Appreciation Portfolio, effective April 28, 2006

(d)(2)(C) Amended and Restated Portfolio Management Agreement, restated on April 29, 2005 between DSI and Massachusetts Financial Services Company.

(d)(2)(G) Portfolio Management Agreement dated December 1, 2005, between ING Investors Trust, Directed Services, inc.
                         and Salomon Brothers Asset Management, Inc.

(d)(2)(h)(iv)            Termination letter regarding ING Capital Guardian
                         Managed Global Portfolio

(d)(2)(I) Amended and Restated Portfolio Management Agreement, dated May 2, 2005 between DSI and Fidelity
                         Management & Research Company.

(d)(2)(I)(i)             Sub-Sub-Advisory Agreement, dated May 2, 2005, between
                         FMR Co., Inc. and Fidelity Research and Management
                         Company

(d)(2)(I)(ii)            Amended Schedule A and Amended Schedule B dated
                         December 5, 2005 to the Amended and Restated Portfolio
                         Management Agreement

(d)(2)(L)(v)             Amendment to Portfolio Management Agreement, dated June
                         1, 2005, between ING Investors Trust, Directed
                         Services, Inc. and Morgan Stanley Investment
                         Management, Inc

(d)(2)(O)(iii)           Amended Schedule B Compensation for Services to Series,
                         dated April 29, 2005

EXHIBIT NO.                                   DESCRIPTION
--------------------------------------------------------------------------------
(d)(2)(U)(ii)            Amended Schedule B Compensation for Services to Series,
                         effective April 29, 2005

(d)(2)(W)(i)             First Amendment to Portfolio Management Agreement,
                         effective December 1, 2005, between ING Investors
                         Trust, Directed Services, Inc. and Legg Mason Funds
                         Management, Inc.

(d)(2)(Y)(i)             Amended Schedule A Compensation for Services to Series,
                         effective September 23, 2005

(d)(2)(CC) Form of Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc.
                         and Franklin Advisers, Inc. regarding ING Franklin
                         Income Portfolio

(d)(2)(DD)               Sub-Advisory Agreement, dated April 28, 2006, between
                         ING Investments, LLC and ING Investment Management Co.
                         regarding ING Disciplined Small Cap Value Portfolio and
                         ING EquitiesPlus Portfolio

(d)(2)(EE)               Interim Sub-Advisory Agreement between Directed
                         Services, Inc., ING Investors Trust and ING Investment
                         Management, Co.

(d)(3)(D)(i)             Amended Schedule A  effective April 28, 2006, to the
                         Amended and Restated Administration Agreement between
                         ING Investors Trust and ING Funds Services, LLC,
                         regarding ING Disciplined Small Cap Value Portfolio,
                         ING EquitiesPlus Portfolio and ING Franklin Income
                         Portfolio

(e)(2)(A)(ii)            Amended Schedule A effective April 28, 2006 Schedule
                         of Series with respect to the ING Investors Trust
                         Distribution Agreement

(e)(3)(A)                Amended Schedule A with respect to ING Investors Trust
                         Distribution Agreement, effective April 28, 2006, regarding ING Disciplined Small Cap Value Portfolio,
                         ING EquitiesPlus Portfolio, ING FMR(SM) Small Cap
                         Equity Portfolio and ING Franklin Income Portfolio

(g)(1)(A)(i)             Amended Exhibit A, effective April 28, 2006, to the
                         Custody Agreement with the Bank of New York, regarding
                         ING Disciplined Small Cap Value Portfolio, ING
                         EquitiesPlus Portfolio and ING Franklin Income
                         Portfolio

(g)(1)(B)(i)             Amended Exhibit A, effective April 28, 2006, to the
                         Foreign Custody Agreement with the Bank of New York,
                         regarding ING Disciplined Small Cap Value Portfolio,
                         ING EquitiesPlus Portfolio and ING Franklin Income
                         Portfolio

(g)(1)(C)(i)             Amended Exhibit A, effective April 28, 2006, to the
                         Fund Accounting Agreement with the Bank of New York,
                         regarding ING Disciplined Small Cap Value Portfolio,
                         ING EquitiesPlus Portfolio and ING Franklin Income
                         Portfolio

(h)(1)(A)(iii)           Amended Schedule A Schedule of Series with respect to
                         the Amended and Restated Shareholder Services Agreement
                         between ING Investors Trust and Directed Services,
                         Inc., effective April 28, 2006 (ING Disciplined Small
                         Cap Value Portfolio, ING EquitiesPlus

EXHIBIT NO.                                   DESCRIPTION
--------------------------------------------------------------------------------
                         Portfolio, ING FMR(SM) Small Cap Equity Portfolio and
                         ING Franklin Income Portfolio (New Series) and the
                         Service Class shares of ING LifeStyle Aggressive Growth
                         Portfolio, ING LifeStyle Growth Portfolio, ING
                         LifeStyle Moderate Portfolio and ING LifeStyle Moderate
                         Growth Portfolio (New Classes)) Amended Exhibit A with
                         respect to the Securities Lending Agreement and
                         Guaranty

(h)(1)(D)(i)             Agreement with the Bank of New York, effective April
                         11, 2006, regarding ING Disciplined Small Cap Value
                         Portfolio

(h)(5)(M) Fund Participation Agreement, dated May 17, 2004, between ING USA Annuity and Life Insurance Company,
                         Reliastar Life Insurance Company of New York, ING
                         Investors Trust, ING Investments, LLC, Directed
                         Services, Inc., American Funds Insurance Series and
                         Capital Research and Management Company

(h)(6)(A)(i)             Amended and Restated Exhibit A with respect to the
                         Agency Agreement between The Funds and DST Systems,
                         Inc. regarding ING Global Real Estate Portfolio, ING
                         FMR(SM) Small Cap Equity Portfolio and ING Wells Fargo
                         Small Cap Disciplined Portfolio, effective November 30,
                         2005

(h)(6)(A)(ii)            Amended and Restated Exhibit A with respect to the
                         Agency Agreement between The Funds and DST Systems,
                         Inc. regarding ING EquitiesPlus Portfolio, effective
                         December 28, 2005

(h)(6)(A)(iii)           Amended and Restated Exhibit A with respect to the
                         Agency Agreement between The Funds and DST Systems,
                         Inc. regarding ING Franklin Income Portfolio, effective
                         January 19, 2006

(h)(6)(A)(iv)            Amended and Restated Exhibit A with respect to the
                         Agency Agreement between The Funds and DST Systems,
                         Inc. regarding ING Disciplined Small Cap Value
                         Portfolio and ING FMR(SM) Equity Income Portfolio,
                         effective April 28, 2006

(h)(7)(A)(i)             Amended Schedule A with respect to the Allocation
                         Agreement

(h)(7)(B)(i)             Amended Schedule A with respect to the Allocation
                         Agreement - Directors and Officers Liability

(h)(7)(D)(i)             Amended Schedule A with respect to the FT Interactive
                         Fee Allocation Agreement

(h)(8)(A)(ii)            Amended Schedule A to the Amended and Restated Expense
                         Limitation Agreement regarding ING Disciplined Small
                         Cap Value Portfolio and ING EquitiesPlus Portfolio,
                         effective April 28, 2006

(h)(8)(B)(ii)            Amended Schedule A to the Expense Limitation Agreement,
                         Effective April 28, 2006, regarding ING Franklin Income
                         Portfolio and ING FMR(SM) Small Cap Equity Portfolio

(h)(8)(C)(ii)            Expense Limitation Letter, dated January 1, 2006, to
                         the Expense Limitation Agreement, dated January 1,
                         2005, regarding NG Goldman Sachs Tollkeeper(SM)
                         Portfolio

(i)(9) Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING Disciplined Small Cap Value Portfolio, ING
                         EquitiesPlus Portfolio, ING Franklin Income Portfolio,
                         ING FMR Small Cap Equity Portfolio and

EXHIBIT NO.                                   DESCRIPTION
--------------------------------------------------------------------------------
                         Adviser Class and Institutional Class shares of the ING
                         LifeStyle Portfolios

(j)(1)                   Consent of Dechert LLP

(j)(2)                   Consent of KPMG LLP

(m)(1)(A)(ii)            Amended Schedule A effective April 28, 2006
                         Schedule of Series with respect to
                         ING Investors Trust Distribution Plan

(m)(1)(A)(ii)            Expense Waiver Letter,to the ING Investors Trust
                         Distribution Plan, dated May 1, 2006

(m)(2)(A)(iv)            Amended Schedule A effective April 28, 2006 with
                         respect to ING Investors Trust Amended and
                         Restated Shareholder Service and Distribution Plan

(n)(1)(A)(ii)            Amended Schedule A with respect to the Amended and
                         Restated Multiple Class Plan Pursuant to Rule 18f-3 for
                         ING Investors Trust regarding ING Disciplined Small Cap
                         Value Portfolio, ING EquitiesPlus Portfolio,
                         ING FMR(SM) Small Cap Equity Portfolio and ING
                         Franklin Income Portfolio, effective April 28, 2006

(p)(27)                  Franklin Advisers, Inc. Code of Ethics